                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10183
                  _____________________________________________

                           MET INVESTORS SERIES TRUST
________________________________________________________________________________
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                                Irvine, CA 92614
________________________________________________________________________________
               (Address of principal executive offices)(Zip code)

       (Name and Address of Agent for Service)           Copy to:

                 Elizabeth M. Forget              Robert N. Hickey, Esq.
                 -------------------              ----------------------
                      President
              Met Investors Series Trust         Sullivan & Worcester LLP
               5 Park Plaza, Suite 1900            1666 K Street, N.W.
                   Irvine, CA 92614               Washington, D.C. 20006

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1:  REPORT TO SHAREHOLDERS.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                      DECEMBER 31, 2008
        MET INVESTORS SERIES TRUST
        AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


        ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio returned (29.20)% for both the Class B and C Shares. This compares to a (23.72)% return for the Dow Jones Moderate Index/1/ and a (24.35)% return for the Balanced Blended Benchmark. The Balanced Blended Benchmark for this Portfolio is currently comprised of the following mix: 49% Wilshire 5000 Equity Index/2/, 30% Barclays Capital U.S. Universal Index/3/, 16% MSCI EAFE(R) Index/4/, and 5% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended index returns for the period from April 28, 2008 to December 31, 2008 were as follows: Wilshire 5000 Equity Index, (34.45)%; Barclays Capital U.S. Universal Index, +1.39%; MSCI EAFE(R) Index, (40.90)%; and Citigroup 3-Month Treasury Bill Index, +1.08%.

MARKET ENVIRONMENT/CONDITIONS

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR EIGHT MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE TWELVE MONTH PERIOD ENDING DECEMBER 31, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when it cut its target rate several times to bring it down from 4.25% to 2.00% by early May. It held rates steady in subsequent meetings through the summer as it tried to balance the danger of the economy falling into a recession against its desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

--------
/1/ The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ Moderate GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semi-deviation is 60% of the annualized 36 month historic semi-deviation of the Dow Jones Aggressive Global Portfolio Index (DJ Agg GPI). Stocks are represented by the DJ Agg GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital Government Bonds Index, Barclays Capital Corporate Bonds Index, Barclays Capital Mortgage-backed Bonds Index, and Barclays Capital Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% NYSE Euronext and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index

--------
to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

-------------------------------------------------------------------------------



U.S. common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the S&P 500(R) Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up better on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM8/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of funds of the American Funds Insurance Series ("AFIS") with a broad allocation goal of 65% in equities and 35% in fixed income. The Portfolio was established on April 28, 2008 and was rebalanced to its underlying portfolio targets in August and again in November.

The Portfolio's fixed income funds had a large negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the AFIS BOND FUND and the AFIS HIGH YIELD FUND were down sharply because of their high yield bond and other credit exposure. Overall high yield exposure was about 6% to 7% of the Portfolio, which was in line with our target. The AFIS GOVERNMENT / AAA SECURITIES FUND helped both absolute and relative performance because of its focus on treasury and other government bonds.

Although all underlying equity portfolios were down sharply since the inception of the Portfolio in late April, the AFIS INTERNATIONAL FUND held up better than the broad international index and aided relative performance. The fund benefited by holding approximately 10% of its assets in cash for most of the year. An equity fund that hurt relative performance was the AFIS GROWTH FUND. The AFIS GROWTH FUND was hurt mostly by an overweight in the weak Materials and Consumer Discretionary sectors and an underweight in the better performing Consumer Staples and Health Care sectors.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                 Percent of
     Description                                                 Net Assets
     ----------------------------------------------------------------------
     American Funds Growth-Income Fund (Class 1)                   36.77%
     ----------------------------------------------------------------------
     American Funds Growth Fund (Class 1)                          20.96%
     ----------------------------------------------------------------------
     American Funds U.S. Government/AAA - Rated Securities Fund
      (Class 1)                                                    15.16%
     ----------------------------------------------------------------------
     American Funds High-Income Bond Fund (Class 1)                 6.64%
     ----------------------------------------------------------------------
     American Funds International Fund (Class 1)                    6.37%
     ----------------------------------------------------------------------
     American Funds Bond Fund (Class 1)                             4.97%
     ----------------------------------------------------------------------
     American Funds Global Bond Fund (Class 1)                      3.16%
     ----------------------------------------------------------------------
     American Funds New World Fund (Class 1)                        3.10%
     ----------------------------------------------------------------------
     American Funds Global Small Capitalization Fund (Class 1)      2.97%
     ----------------------------------------------------------------------

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO MANAGED BY MET INVESTORS ADVISORY,
                    LLC VS. DOW JONES MODERATE INDEX/1/ AND
                         BALANCED BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

                American Funds
              Balanced Allocation    Dow Jones Moderate     Balanced Blended
               Portfolio-Class B     Portfolio Index/1/      Benchmark/2/
               -----------------    --------------------    --------------
04/28/2008         $10,000                $10,000              $10,000
12/31/2008          $7,080                 $7,628               $7,565



    ----------------------------------------------------------------------
                                                Cumulative Return
                                        (for the period ended 12/31/08)/3/
    ----------------------------------------------------------------------
                                                      Since
                                                  Inception/4/
    ----------------------------------------------------------------------
    American Funds Balanced Allocation
--  Portfolio--Class B                               -29.20%
    Class C                                          -29.20%
    ----------------------------------------------------------------------
--  Dow Jones Moderate Index/1/                      -23.72%
    ----------------------------------------------------------------------
- - Balanced Blended Benchmark/2/                    -24.35%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class C shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing:
Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Balanced Blended Benchmark is comprised of 49% Wilshire 5000 Equity Index, 30% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 16% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                               BEGINNING     ENDING        EXPENSES PAID
                                               ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                               7/1/08        12/31/08      7/1/08-12/31/08
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO   ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                         $1,000.00     $  739.80        $2.84
  Hypothetical (5% return before expenses)        1,000.00      1,021.87         3.30
---------------------------------------------  ------------- ------------- ---------------

  Class C(a)(b)
  Actual                                         $1,000.00     $  739.80        $1.53
  Hypothetical (5% return before expenses)        1,000.00      1,023.38         1.78
---------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.71% and 1.01% for the Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  INVESTMENT COMPANY SECURITIES - 100.1%
  American Funds Bond Fund (Class 1)(a).............. 2,863,945 $  27,092,924
  American Funds Global Bond Fund (Class 1)(a)....... 1,609,077    17,184,939
  American Funds Global Small Capitalization Fund
    (Class 1)(a)..................................... 1,442,273    16,124,609
  American Funds Growth Fund (Class 1)(a)............ 3,411,843   114,330,852
  American Funds Growth-Income Fund (Class 1)(a)..... 8,268,900   200,520,819
  American Funds High-Income Bond Fund (Class 1)(a).. 4,492,743    36,211,513
  American Funds International Fund (Class 1)(a)..... 2,845,926    34,777,213
  American Funds New World Fund (Class 1)(a)......... 1,246,738    16,918,238
  American Funds U.S. Government/AAA - Rated
    Securities Fund (Class 1)(a)..................... 6,729,277    82,702,816
                                                                -------------
  Total Investment Company Securities
  (Cost $671,599,400)                                             545,863,923
                                                                -------------

  TOTAL INVESTMENTS - 100.1% (Cost $671,599,400)                  545,863,923
                                                                -------------

  Other Assets and Liabilities (net) - (0.1)%                        (313,049)
                                                                -------------

  TOTAL NET ASSETS - 100.0%                                     $ 545,550,874
                                                                =============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $545,863,923              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $545,863,923              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 545,863,923
   Receivable for Trust shares sold                                           1,892,900
   Receivable from Manager (Note 3)                                              13,024
                                                                          -------------
       Total assets                                                         547,769,847
                                                                          -------------
LIABILITIES
   Payables for:
       Investments purchased                                                  1,869,650
       Trust shares redeemed                                                     23,250
       Distribution and services fees--Class B                                       27
       Distribution and services fees--Class C                                  227,304
       Management fee (Note 3)                                                   41,339
       Administration fee                                                         2,015
       Custodian and accounting fees                                              1,933
   Accrued expenses                                                              53,455
                                                                          -------------
       Total liabilities                                                      2,218,973
                                                                          -------------
NET ASSETS                                                                $ 545,550,874
                                                                          =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 674,839,828
   Accumulated net realized loss                                             (3,553,477)
   Unrealized depreciation on investments                                  (125,735,477)
   Undistributed net investment income                                               --
                                                                          -------------
       Total                                                              $ 545,550,874
                                                                          =============
NET ASSETS
   Class B                                                                $     135,521
                                                                          =============
   Class C                                                                  545,415,353
                                                                          =============
CAPITAL SHARES OUTSTANDING
   Class B                                                                       19,873
                                                                          =============
   Class C                                                                   79,942,996
                                                                          =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class B                                                                $        6.82
                                                                          =============
   Class C                                                                         6.82
                                                                          =============

----------------------------------------------------------------------------------------
(a)Investments at cost                                                    $ 671,599,400

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  13,785,669
                                                                          -------------
       Total investment income                                               13,785,669
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                      187,941
   Administration fees                                                            4,015
   Custodian and accounting fees                                                  4,000
   Distribution and services fees--Class B                                        1,100
   Distribution and services fees--Class C                                    1,031,254
   Audit and tax services                                                        19,500
   Legal                                                                         13,500
   Trustee fees and expenses                                                     12,474
   Shareholder reporting                                                         41,874
   Insurance                                                                      1,350
   Organizational expense                                                         2,009
   Other                                                                          1,910
                                                                          -------------
       Total expenses                                                         1,320,927
       Less expenses reimbursed by the Manager                                 (100,635)
                                                                          -------------
   Net expenses                                                               1,220,292
                                                                          -------------
   Net investment income                                                     12,565,377
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                           (3,522,791)
       Capital gain distributions from Underlying Portfolios                  7,001,658
                                                                          -------------
   Net realized gain on investments and capital gains distributions
       from Underlying Portfolios                                             3,478,867
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (125,735,477)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (125,735,477)
                                                                          -------------
   Net realized and unrealized loss on investments                         (122,256,610)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(109,691,233)
                                                                          =============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
                                                                                                   PERIOD ENDED
                                                                                                DECEMBER 31, 2008*
                                                                                                ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                         $  12,565,377
    Net realized gain on investments and capital gain distribution from Underlying Portfolios         3,478,867
    Net change in unrealized depreciation on investments                                           (125,735,477)
                                                                                                  -------------
    Net decrease in net assets resulting from operations                                           (109,691,233)
                                                                                                  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class B                                                                                             (4,914)
     Class C                                                                                        (19,689,491)
    From net realized gains
     Class B                                                                                                 (8)
     Class C                                                                                            (30,709)
                                                                                                  -------------
    Net decrease in net assets resulting from distributions                                         (19,725,122)
                                                                                                  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class B                                                                                          1,153,811
     Class C                                                                                        691,107,710
    Net asset value of shares issued through dividend reinvestment
     Class B                                                                                              4,922
     Class C                                                                                         19,720,200
    Cost of shares repurchased
     Class B                                                                                           (875,467)
     Class C                                                                                        (36,143,947)
                                                                                                  -------------
    Net increase in net assets from capital share transactions                                      674,967,229
                                                                                                  -------------
NET INCREASE IN NET ASSETS                                                                          545,550,874
    Net assets at beginning of Period                                                                        --
                                                                                                  -------------
    Net assets at end of Period                                                                   $ 545,550,874
                                                                                                  =============
    Net assets at end of period includes undistributed net investment income                      $          --
                                                                                                  =============

*  For the period 4/28/08 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                             CLASS B
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO                           --------------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                       DECEMBER 31, 2008(B)
                                                                       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................       $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..............................................          0.08
Net Realized/Unrealized Loss on Investments...........................         (3.00)
                                                                             -------
Total From Investment Operations......................................         (2.92)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................         (0.26)
Distributions from Net Realized Capital Gains.........................         (0.00)+
                                                                             -------
Total Distributions...................................................         (0.26)
                                                                             -------
NET ASSET VALUE, END OF PERIOD........................................       $  6.82
                                                                             =======
TOTAL RETURN                                                                  (29.20)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)........          0.35 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(d)..........................................................          0.78 %*
Ratio of Net Investment Income to Average Net Assets(e)...............          1.32 %*
Portfolio Turnover Rate...............................................          12.1 %
Net Assets, End of Period (in millions)...............................       $   0.1

                                                                             CLASS C
                                                                       --------------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                       DECEMBER 31, 2008(B)
                                                                       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................       $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..............................................          0.36
Net Realized/Unrealized Loss on Investments...........................         (3.28)
                                                                             -------
Total From Investment Operations......................................         (2.92)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................         (0.26)
Distributions from Net Realized Capital Gains.........................         (0.00)+
                                                                             -------
Total Distributions...................................................         (0.26)
                                                                             -------
NET ASSET VALUE, END OF PERIOD........................................       $  6.82
                                                                             =======
TOTAL RETURN                                                                  (29.20)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)........          0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(d)..........................................................          0.70 %*
Ratio of Net Investment Income to Average Net Assets(e)...............          6.70 %*
Portfolio Turnover Rate...............................................          12.1 %
Net Assets, End of Period (in millions)...............................       $ 545.4

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d) See Note 3 of the Notes to Financial Statements.
(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is American Funds Balanced Allocation Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class B and C Shares are currently offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series ("AFIS"), which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement (the "Management Agreement") with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $187,941          0.10%              ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                          Expenses Deferred in
                                                          --------------------
                                                                  2008
                                                                  ----
                      Maximum Expense Ratio under current Subject to repayment
                         Expense Limitation Agreement      until December 31,
                         -------------------------        --------------------
                      Class B           Class C                   2013
                      -------           -------                   ----

                       0.35%             0.65%                  $100,635

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ---------- ------------- ----------- ------------ ----------

 Class B

 04/28/2008-12/31/2008     --        117,726         727      (98,580)      19,873      19,873

 Class C

 04/28/2008-12/31/2008     --     81,432,735   2,908,584   (4,398,323)  79,942,996  79,942,996

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $710,275,847        $--        $35,153,656

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $675,152,877  $2,158,083  $(131,447,037) $(129,288,954)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

              Ordinary Income Long-Term Capital Gains    Total
              --------------- ----------------------- -----------
                   2008                2008              2008
                   ----                ----              ----

                $13,532,500         $6,192,622        $19,725,122

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

           Undistributed Undistributed      Net
             Ordinary      Long-Term     Unrealized
              Income         Gain       Depreciation      Total
           ------------- ------------- -------------  -------------

                $--           $--      $(129,288,954) $(129,288,954)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the American Funds Balanced Allocation Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Funds Balanced Allocation Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                              DECEMBER 31, 2008
               MET INVESTORS SERIES TRUST
               AMERICAN FUNDS BOND PORTFOLIO


               ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

--------------------------------------------------------------------------------
AMERICAN FUNDS BOND PORTFOLIO                     FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------


During the period April 28, 2008 through December 31, 2008, the Portfolio had a return of (9.61)% for Class C versus 4.02% for its benchmark, the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/1/.

                   AMERICAN FUNDS BOND PORTFOLIO MANAGED BY
  MET INVESTORS ADVISORY, LLC VS. BARCLAYS CAPITAL (FORMERLY LEHMAN BROTHERS)
                         U.S. AGGREGATE BOND INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]


                                       Barclays (formerly
                American Funds           Lehman Brothers)
                Bond Portfolio-             Aggregate
                   Class C                Bond Index/1/
               -----------------       ------------------
04/28/2008         $10,000                 $10,000
12/31/2008          $9,039                 $10,402



    -----------------------------------------------------------------------
                                                 Cumulative Return/2/
                                            (for the period ended 12/31/08)
    -----------------------------------------------------------------------
                                                         Since
                                                     Inception/3/
    -----------------------------------------------------------------------
    American Funds Bond
--  Portfolio--Class C                                  -9.61%
    -----------------------------------------------------------------------
    Barclays Capital (formerly Lehman
- - Brothers) U.S. Aggregate Bond Index/1/               4.02%
    -----------------------------------------------------------------------

+The chart reflects the performance of Class C shares of the Portfolio.

/1/The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
AMERICAN FUNDS BOND PORTFOLIO                ------------- ------------- ---------------

  Class C
  Actual                                       $1,000.00     $  908.40        $3.12
  Hypothetical (5% return before expenses)      1,000.00      1,021.87         3.30
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65% for the Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   -------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITY - 100.1%
   American Funds Bond Fund (Class 1)(a) (Cost
     $39,982,439).................................... 3,821,125 $36,147,838
                                                                -----------

   TOTAL INVESTMENTS - 100.1%
   (Cost $39,982,439)                                            36,147,838
                                                                -----------

   Other Assets and Liabilities (net) - (0.1)%                      (38,525)
                                                                -----------

   TOTAL NET ASSETS - 100.0%                                    $36,109,313
                                                                ===========

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BOND PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quotedprices in active markets for identical securities
Level 2--othersignificant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significantunobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $36,147,838              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $36,147,838              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

AMERICAN FUNDS BOND PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $36,147,838
   Receivable for investments sold                                             96,472
   Receivable for Trust shares sold                                            74,333
   Receivable from Manager (Note 3)                                             5,827
                                                                          -----------
       Total assets                                                        36,324,470
                                                                          -----------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                  170,805
       Distribution and services fees--Class C                                 15,430
       Administration fee                                                       2,015
       Custodian and accounting fees                                            1,933
   Accrued expenses                                                            24,974
                                                                          -----------
       Total liabilities                                                      215,157
                                                                          -----------
NET ASSETS                                                                $36,109,313
                                                                          ===========
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $40,022,549
   Accumulated net realized loss                                              (78,639)
   Unrealized depreciation on investments                                  (3,834,601)
   Undistributed net investment income                                              4
                                                                          -----------
       Total                                                              $36,109,313
                                                                          ===========
NET ASSETS
   Class C                                                                $36,109,313
                                                                          ===========
CAPITAL SHARES OUTSTANDING
   Class C                                                                  4,206,415
                                                                          ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class C                                                                $      8.58
                                                                          ===========

--------------------------------------------------------------------------------------
(a)Investments at cost                                                    $39,982,439

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

AMERICAN FUNDS BOND PORTFOLIO
INVESTMENT INCOME
   Dividends from Master Fund                                             $ 1,881,561
                                                                          -----------
       Total investment income                                              1,881,561
                                                                          -----------
EXPENSES
   Administration fees                                                          4,015
   Custodian and accounting fees                                                4,000
   Distribution and services fees--Class C                                     71,268
   Audit and tax services                                                      19,500
   Legal                                                                       13,300
   Trustee fees and expenses                                                   12,474
   Shareholder reporting                                                        6,131
   Insurance                                                                    1,571
   Organizational expense                                                       2,009
   Other                                                                        1,910
                                                                          -----------
       Total expenses                                                         136,178
       Less expenses reimbursed by the Manager                                (51,953)
                                                                          -----------
   Net expenses                                                                84,225
                                                                          -----------
   Net investment income                                                    1,797,336
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                            (78,639)
       Capital gain distributions from Master Fund                             21,942
                                                                          -----------
   Net realized loss on investments and capital gains distributions
       from Master Fund                                                       (56,697)
                                                                          -----------
   Net change in unrealized depreciation on:
       Investments                                                         (3,834,601)
                                                                          -----------
   Net change in unrealized depreciation on investments                    (3,834,601)
                                                                          -----------
   Net realized and unrealized loss on investments                         (3,891,298)
                                                                          -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(2,093,962)
                                                                          ===========

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS



AMERICAN FUNDS BOND PORTFOLIO
                                                                                         PERIOD ENDED
                                                                                      DECEMBER 31, 2008*
                                                                                      ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                $ 1,797,336
    Net realized loss on investments and capital gain distribution from Master Fund          (56,697)
    Net change in unrealized depreciation on investments                                  (3,834,601)
                                                                                         -----------
    Net decrease in net assets resulting from operations                                  (2,093,962)
                                                                                         -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class C                                                                              (1,828,551)
    From net realized gains
     Class C                                                                                      --
                                                                                         -----------
    Net decrease in net assets resulting from distributions                               (1,828,551)
                                                                                         -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class C                                                                              44,951,952
    Net asset value of shares issued through dividend reinvestment
     Class C                                                                               1,828,551
    Cost of shares repurchased
     Class C                                                                              (6,748,677)
                                                                                         -----------
    Net increase in net assets from capital share transactions                            40,031,826
                                                                                         -----------
NET INCREASE IN NET ASSETS                                                                36,109,313
    Net assets at beginning of period                                                             --
                                                                                         -----------
    Net assets at end of period                                                          $36,109,313
                                                                                         ===========
    Net assets at end of period includes undistributed net investment income             $         4
                                                                                         ===========

*  For the period 4/28/08 (Commencement of Operations) through 12/31/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                            CLASS C
AMERICAN FUNDS BOND PORTFOLIO                                             ------------
                                                                            FOR THE
                                                                          PERIOD ENDED
                                                                          DECEMBER 31,
                                                                            2008(B)
                                                                          ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $10.00
                                                                             ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................      0.87
Net Realized/Unrealized Loss on Investments..............................     (1.83)
                                                                             ------
Total From Investment Operations.........................................     (0.96)
                                                                             ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................     (0.46)
Distributions from Net Realized Capital Gains............................        --
                                                                             ------
Total Distributions......................................................     (0.46)
                                                                             ------
NET ASSET VALUE, END OF PERIOD...........................................    $ 8.58
                                                                             ======
TOTAL RETURN                                                                  (9.61)%
Ratio of Expenses to Average Net Assets After Reimbursement..............      0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.      1.05 %*
Ratio of Net Investment Income to Average Net Assets.....................     13.82 %*
Portfolio Turnover Rate..................................................       6.3 %
Net Assets, End of Period (in millions)..................................    $ 36.1

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/08.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is American Funds Bond Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

The Trust has registered four classes of shares: Class C Shares are currently offered by the Portfolio. Class A, B and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds Bond Fund (the "Master Fund"), a series of the American Funds Insurance Series ("AFIS"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the American Funds Bond Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Portfolio's financial statements. As of December 31, 2008, the Portfolio owned approximately 0.64% of the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the prospectus for the Master Fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager has overall responsibility for the general management and administration of the Portfolio. The Manager selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Manager is an affiliate of MetLife. The Manager receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

                      % per annum Average Daily Net Assets
                      ----------- ------------------------

                         0.55%              ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                Expenses Deferred in
                                                --------------------
                                                        2008
                                                        ----
            Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement      until December 31,
            ----------------------------------- --------------------
                          Class C                       2013
                          -------                       ----

                           0.65%                      $51,953

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

4. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                   Net Increase
                     Beginning                                      in Shares    Ending
                      Shares     Sales   Reinvestments Redemptions Outstanding   Shares
                     --------- --------- ------------- ----------- ------------ ---------

 Class C

 4/28/08-12/31/2008     --     4,718,491    213,118     (725,194)   4,206,415   4,206,415

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $41,283,242         $--         $1,222,163

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized  Net Unrealized
                 Cost     Appreciation Depreciation  Depreciation
              ----------- ------------ ------------ --------------

              $40,061,078     $--      $(3,913,240)  $(3,913,240)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

               Ordinary Income Long-Term Capital Gains   Total
               --------------- ----------------------- ----------
                    2008                2008             2008
                    ----                ----             ----

                 $1,821,237            $7,314          $1,828,551

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

    Undistributed Undistributed     Net
      Ordinary      Long-Term    Unrealized
       Income         Gain      Depreciation Loss Carryforwards    Total
    ------------- ------------- ------------ ------------------ -----------

         $4            $--      $(3,913,240)        $--         $(3,913,236)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Master Fund, in which the Portfolio invests, invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Master Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Master Fund's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the American Funds Bond Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Funds Bond Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

AMERICAN FUNDS BOND PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the American Funds Bond Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ With respect to the American Funds Bond Portfolio, a "feeder fund" that invests all of its assets in an American Funds Insurance Series "master fund," only the Management Agreement was renewed at the November 11-12, 2008 meeting as the American Funds Bond Portfolio does not have an Adviser.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other applicable Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, as applicable, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to American Funds Bond Portfolio's performance, the Board took into account that the Portfolio is a "feeder fund" and all of its assets are invested in a "master fund", a series of the American Funds Insurance Series, which in turn purchases investment securities. The Board noted that the Portfolio commenced operations on April 31, 2008. Among other information relating to the Portfolio's performance, the Board considered that the Portfolio underperformed the median of its Performance Universe and outperformed its Lipper Index for the three-month period ended July 31, 2008. In considering the Portfolio's performance, the Board also received pro forma performance information reflecting the performance of the master fund in which the Portfolio invests. The Board also took into account management's discussion of the Portfolio's performance. Based on its review and taking into account the fact that the Portfolio had only recently commenced operations and the current size of the Portfolio, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the American Funds Bond Portfolio, the Board considered that the Portfolio's total expenses (exclusive of 12b-1 fees), which reflected the expenses of the underlying master fund, were below the Expense Universe median and the Expense Group median. The Board noted that the Portfolio does not currently pay a management fee and will not do so in the future unless the Portfolio no longer invests its assets in a master fund. The Board noted, however, that the Portfolio's contractual management fee would be at the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is currently reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. With respect to the American Funds Bond Portfolio, the Board noted that the Manager currently did not receive a management fee. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the American Funds Bond Portfolio, the Board noted that the Portfolio's management fee does not contain breakpoints. The Board also noted that the Portfolio's management fee is below the asset-weighted average of comparable funds until the Portfolio reaches $3 billion in assets. The Board considered the effect of the Portfolio's current size and potential growth on its performance and fees. The Board noted that if the Portfolio's assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not appropriate given the Portfolio's current size and the fact that the Portfolio is not currently paying the management fee. The Board concluded that the management fee structure for the Portfolio was reasonable and appropriate.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement, as applicable, with respect to each Portfolio.

[LOGO] MetLife/R/


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(SEE DETAILS ON INSIDE COVER)



                                                     DECEMBER 31, 2008
         MET INVESTORS SERIES TRUST
         AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


         ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO        FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio returned (35.45)% and (35.78)% for the Class B and C Shares, respectively. This compares to a (31.29)% return for the Dow Jones Moderately Aggressive Index/1/ and a (31.18)% return for the Growth Blended Benchmark. The Growth Blended Benchmark for this Portfolio is currently comprised of the following mix: 64% Wilshire 5000 Equity Index/2/, 10% Barclays Capital U.S. Universal Index/3/, 21% MSCI EAFE(R) Index/4/, and 5% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended index returns for the period from April 28, 2008 to December 31, 2008 were as follows: Wilshire 5000 Equity Index, (34.45)%; Barclays Capital U.S. Universal Index, +1.39%; MSCI EAFE(R) Index, (40.90)%; and Citigroup 3-Month Treasury Bill Index, +1.08%.

MARKET ENVIRONMENT/CONDITIONS

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR EIGHT MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE TWELVE MONTH PERIOD ENDING DECEMBER 31, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when it cut its target rate several times to bring it down from 4.25% to 2.00% by early May. It held rates steady in subsequent meetings through the summer as it tried to balance the danger of the economy falling into a recession against its desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news / bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the

--------
/1/ The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all
U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% NYSE Euronext and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index

--------
to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of 3-Month Treasury Bills acquired by Citigroup.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO        FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


second half of the year. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

U.S. common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the S&P 500 Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up better on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM8/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of funds of the American Funds Insurance Series ("AFIS") with a broad allocation goal of 85% in equities and 15% in fixed income. The Portfolio was established on April 28, 2008 and was rebalanced to its underlying portfolio targets in August and again in November.

The Portfolio's fixed income funds had a negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the AFIS BOND FUND and the AFIS HIGH YIELD FUND were down sharply because of their high yield bond and other credit exposure. Overall high yield exposure was about 2% of the Portfolio, which was in line with our target. The AFIS GOVERNMENT/AAA SECURITIES FUND helped both absolute and relative performance because of its focus on treasury and other government bonds.

Although all underlying equity portfolios were down sharply since the inception of the Portfolio in late April, the AFIS INTERNATIONAL FUND held up better than the broad international index and aided relative performance. The fund benefited by holding approximately 10% of its assets in cash for most of the year. An equity fund that hurt relative performance was the AFIS GROWTH FUND. The AFIS GROWTH FUND was hurt mostly by an overweight in the weak Materials and Consumer Discretionary sectors and an underweight in the better performing Consumer Staples and Health Care sectors.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                 Percent of
     Description                                                 Net Assets
     ----------------------------------------------------------------------
     American Funds Growth-Income Fund (Class 1)                   43.72%
     ----------------------------------------------------------------------
     American Funds Growth Fund (Class 1)                          31.94%
     ----------------------------------------------------------------------
     American Funds International Fund (Class 1)                    6.40%
     ----------------------------------------------------------------------
     American Funds U.S. Government/AAA - Rated Securities Fund
      (Class 1)                                                     5.04%
     ----------------------------------------------------------------------
     American Funds New World Fund (Class 1)                        4.14%
     ----------------------------------------------------------------------
     American Funds Global Small Capitalization Fund (Class 1)      3.93%
     ----------------------------------------------------------------------
     American Funds Bond Fund (Class 1)                             1.98%
     ----------------------------------------------------------------------
     American Funds High-Income Bond Fund (Class 1)                 1.88%
     ----------------------------------------------------------------------
     American Funds Global Bond Fund (Class 1)                      1.07%
     ----------------------------------------------------------------------

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO        FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


 AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS. DOW JONES MODERATELY AGGRESSIVE INDEX/1/ AND GROWTH BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

                American Funds      Dow Jones Moderate
               Growth Allocation    Aggressive Portfolio    Growth Blended
               Portfolio-Class B         Index/1/            Benchmark/2/
               -----------------    --------------------    --------------
04/28/2008         $10,000                $10,000              $10,000
12/31/2008          $6,455                 $6,871               $6,882



    --------------------------------------------------------------------
                                              Cumulative Return
                                      (for the period ended 12/31/08)/3/
    --------------------------------------------------------------------
                                                    Since
                                                Inception/4/
    --------------------------------------------------------------------
    American Funds Growth Allocation
--  Portfolio--Class B                             -35.45%
    Class C                                        -35.78%
    --------------------------------------------------------------------
    Dow Jones Moderately Aggressive
--  Index/1/                                       -31.29%
    --------------------------------------------------------------------
- - Growth Blended Benchmark/2/                    -31.18%
    --------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class C shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Growth Blended Benchmark is comprised of 64% Wilshire 5000 Equity Index, 10% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 21% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO        FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO   ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  681.60        $1.48
  Hypothetical (5% return before expenses)      1,000.00      1,023.38         1.78
-------------------------------------------  ------------- ------------- ---------------

  Class C(a)(b)
  Actual                                       $1,000.00     $  678.80        $2.74
  Hypothetical (5% return before expenses)      1,000.00      1,021.87         3.30
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.87% and 1.17% for the Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
  SECURITY                                                          VALUE
  DESCRIPTION                                          SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  INVESTMENT COMPANY SECURITIES - 100.1%
  American Funds Bond Fund (Class 1)(a).............  1,644,962 $  15,561,339
  American Funds Global Bond Fund (Class 1)(a)......    772,120     8,246,241
  American Funds Global Small Capitalization Fund
    (Class 1)(a)....................................  2,762,215    30,881,566
  American Funds Growth Fund (Class 1)(a)...........  7,492,965   251,089,239
  American Funds Growth-Income Fund (Class 1)(a).... 14,170,572   343,636,370
  American Funds High-Income Bond Fund (Class 1)(a).  1,838,535    14,818,595
  American Funds International Fund (Class 1)(a)....  4,114,756    50,282,321
  American Funds New World Fund (Class 1)(a)........  2,401,415    32,587,197
  American Funds U.S. Government/AAA - Rated
    Securities Fund (Class 1)(a)....................  3,223,095    39,611,836
                                                                -------------
  Total Investment Company Securities
  (Cost $1,054,897,970)                                           786,714,704
                                                                -------------

  TOTAL INVESTMENTS - 100.1% (Cost $1,054,897,970)                786,714,704
                                                                -------------

  Other Assets and Liabilities (net) - (0.1)%                        (466,874)
                                                                -------------

  TOTAL NET ASSETS - 100.0%                                     $ 786,247,830
                                                                =============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $786,714,704               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS              0                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $786,714,704               $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)              $  786,714,704
    Receivable for Trust shares sold                     2,192,180
    Receivable from Manager (Note 3)                        18,773
                                                    --------------
       Total assets                                    788,925,657
                                                    --------------
LIABILITIES
    Payables for:
       Investments purchased                             1,450,862
       Trust shares redeemed                               741,319
       Distribution and services fees--Class B                  95
       Distribution and services fees--Class C             332,413
       Management fee (Note 3)                              60,477
       Administration fee                                    2,015
       Custodian and accounting fees                         1,933
    Accrued expenses                                        88,713
                                                    --------------
       Total liabilities                                 2,677,827
                                                    --------------
NET ASSETS                                          $  786,247,830
                                                    ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                 $1,056,600,236
    Accumulated net realized loss                       (2,169,192)
    Unrealized depreciation on investments            (268,183,266)
    Undistributed net investment income                         52
                                                    --------------
       Total                                        $  786,247,830
                                                    ==============
NET ASSETS
    Class B                                         $      744,498
                                                    ==============
    Class C                                            785,503,332
                                                    ==============
CAPITAL SHARES OUTSTANDING
    Class B                                                120,688
                                                    ==============
    Class C                                            127,868,366
                                                    ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class B                                         $         6.17
                                                    ==============
    Class C                                                   6.14
                                                    ==============

-------------------------------------------------------------------
(a)Investments at cost                              $1,054,897,970

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  16,397,401
                                                                          -------------
       Total investment income                                               16,397,401
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                      309,843
   Administration fees                                                            4,015
   Custodian and accounting fees                                                  4,000
   Distribution and services fees--Class B                                        1,275
   Distribution and services fees--Class C                                    1,701,331
   Audit and tax services                                                        19,500
   Legal                                                                         13,500
   Trustee fees and expenses                                                     12,474
   Shareholder reporting                                                         86,015
   Insurance                                                                      1,951
   Organizational expense                                                         2,009
   Other                                                                          1,910
                                                                          -------------
       Total expenses                                                         2,157,823
       Less expenses reimbursed by the Manager                                 (145,377)
                                                                          -------------
   Net expenses                                                               2,012,446
                                                                          -------------
   Net investment income                                                     14,384,955
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                           (2,154,788)
       Capital gain distributions from Underlying Portfolios                 19,323,043
                                                                          -------------
   Net realized gain on investments and capital gains from Underlying
       Portfolios                                                            17,168,255
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (268,183,266)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (268,183,266)
                                                                          -------------
   Net realized and unrealized loss on investments                         (251,015,011)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(236,630,056)
                                                                          =============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
                                                                                                     PERIOD ENDED
                                                                                                  DECEMBER 31, 2008*
                                                                                                  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                           $   14,384,955
    Net realized gain on investments and capital gains distributions from Underlying Portfolios         17,168,255
    Net change in unrealized depreciation on investments                                              (268,183,266)
                                                                                                    --------------
    Net decrease in net assets resulting from operations                                              (236,630,056)
                                                                                                    --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class B                                                                                               (32,458)
     Class C                                                                                           (33,936,756)
    From net realized gains
     Class B                                                                                                   (14)
     Class C                                                                                               (14,346)
                                                                                                    --------------
    Net decrease in net assets resulting from distributions                                            (33,983,574)
                                                                                                    --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class B                                                                                             1,813,006
     Class C                                                                                         1,049,580,597
    Net asset value of shares issued through dividend reinvestment
     Class B                                                                                                32,472
     Class C                                                                                            33,951,102
    Cost of shares repurchased
     Class B                                                                                              (849,852)
     Class C                                                                                           (27,665,865)
                                                                                                    --------------
    Net increase in net assets from capital share transactions                                       1,056,861,460
                                                                                                    --------------
NET INCREASE IN NET ASSETS                                                                             786,247,830
    Net assets at beginning of period                                                                           --
                                                                                                    --------------
    Net assets at end of period                                                                     $  786,247,830
                                                                                                    ==============
    Net assets at end of period includes undistributed net investment income                        $           52
                                                                                                    ==============

*  For the period 4/28/08 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                                 CLASS B
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO                                                 --------------------
                                                                                              FOR THE PERIOD
                                                                                                  ENDED
                                                                                           DECEMBER 31, 2008(B)
                                                                                           --------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................       $ 10.00
                                                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................          0.14
Net Realized/Unrealized Loss on Investments...............................................         (3.69)
                                                                                                 -------
Total from Investment Operations..........................................................         (3.55)
                                                                                                 -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................         (0.28)
Distributions from Net Realized Capital Gains.............................................         (0.00)+
                                                                                                 -------
Total Distributions.......................................................................         (0.28)
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD............................................................       $  6.17
                                                                                                 =======
TOTAL RETURN                                                                                      (35.45)%
Ratio of Expenses to Average Net Assets(c)................................................          0.35 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)...............          0.65 %*
Ratio of Net Investment Income to Average Net Assets(e)...................................          2.37 %*
Portfolio Turnover Rate...................................................................           4.6 %
Net Assets, End of Period (in millions)...................................................       $   0.7

                                                                                                 CLASS C
                                                                                           --------------------
                                                                                              FOR THE PERIOD
                                                                                                  ENDED
                                                                                           DECEMBER 31, 2008(B)
                                                                                           --------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................       $ 10.00
                                                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................          0.23
Net Realized/Unrealized Loss on Investments...............................................         (3.81)
                                                                                                 -------
Total from Investment Operations..........................................................         (3.58)
                                                                                                 -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................         (0.28)
Distributions from Net Realized Capital Gains.............................................         (0.00)+
                                                                                                 -------
Total Distributions.......................................................................         (0.28)
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD............................................................       $  6.14
                                                                                                 =======
TOTAL RETURN                                                                                      (35.78)%
Ratio of Expenses to Average Net Assets(c)................................................          0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)...............          0.70 %*
Ratio of Net Investment Income to Average Net Assets(e)...................................          4.65 %*
Portfolio Turnover Rate...................................................................           4.6 %
Net Assets, End of Period (in millions)...................................................       $ 785.5

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d) See Note 3 of the Notes to Financial Statements.
(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is American Funds Growth Allocation Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class B and C Shares are currently offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series ("AFIS"), which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement (the "Management Agreement") with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $309,843          0.10%              All

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                          Expenses Deferred in
                                                          --------------------
                                                                  2008
                                                                  ----
                      Maximum Expense Ratio under current Subject to repayment
                         Expense Limitation Agreement      until December 31,
                         -------------------------        --------------------
                      Class B           Class C                   2013
                      -------           -------                   ----

                       0.35%             0.65%                  $145,377

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                        Net Increase
                        Beginning                                        in Shares     Ending
                         Shares      Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ----------- ------------- ----------- ------------ -----------

 Class B

 04/28/2008-12/31/2008     --         214,278       5,315      (98,905)     120,688      120,688

 Class C

 04/28/2008-12/31/2008     --     125,821,911   5,574,894   (3,528,439) 127,868,366  127,868,366

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,078,956,726       $--        $21,903,967

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,057,067,162  $1,119,231  $(271,471,689) $(270,352,458)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

              Ordinary Income Long-Term Capital Gains    Total
              --------------- ----------------------- -----------
                   2008                2008              2008
                   ----                ----           -----------

                $16,880,302         $17,103,272       $33,983,574

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

       $52           $--      $(270,352,458)        $--         $(270,352,406)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the American Funds Growth Allocation Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust") as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Funds Growth Allocation Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations), in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/

SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                               DECEMBER 31, 2008
              MET INVESTORS SERIES TRUST
              AMERICAN FUNDS GROWTH PORTFOLIO


              ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH PORTFOLIO                   FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

During the period April 28, 2008 through December 31, 2008, the Portfolio had a return of (41.84)% for Class C versus (34.23)% for its benchmark, the S&P 500(R) Index/1/.

                  AMERICAN FUNDS GROWTH PORTFOLIO MANAGED BY
              MET INVESTORS ADVISORY, LLC VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                American Funds
               Growth Portfolio-
                   Class C             S&P 500 Index/1/
               -----------------       ----------------
04/28/2008         $10,000                 $10,000
12/31/2008          $5,816                  $6,577




    ------------------------------------------------------
                                Cumulative Return/2/
                           (for the period ended 12/31/08)
    ------------------------------------------------------
                                        Since
                                    Inception/3/
    ------------------------------------------------------
    American Funds Growth
--  Portfolio--Class C                 -41.84%
    ------------------------------------------------------
- - S&P 500(R) Index/1/                -34.23%
    ------------------------------------------------------

+The chart reflects the performance of Class C shares of the Portfolio.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
AMERICAN FUNDS GROWTH PORTFOLIO              ------------- ------------- ---------------

  Class C
  Actual                                       $1,000.00     $  605.80        $2.62
  Hypothetical (5% return before expenses)      1,000.00     $1,021.87         3.30
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65%% for the Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   -------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -------------------------------------------------------------------------

   INVESTMENT COMPANY SECURITY - 100.1%
   American Funds Growth Fund(a) (Cost $93,651,947).. 2,046,134 $68,565,944
                                                                -----------

   TOTAL INVESTMENTS - 100.1%
   (Cost $93,651,947)                                            68,565,944
                                                                -----------

   Other Assets and Liabilities (net) - (0.1)%                      (75,550)
                                                                -----------

   TOTAL NET ASSETS - 100.0%                                    $68,490,394
                                                                ===========

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $68,565,944              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $68,565,944              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

AMERICAN FUNDS GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2)(a)                                      $ 68,565,944
   Receivable for Trust shares sold                                            137,053
   Receivable from Manager (Note 3)                                              7,029
                                                                          ------------
       Total assets                                                         68,710,026
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                    79,507
       Trust shares redeemed                                                    57,546
       Distribution and services fees--Class C                                  28,165
       Administration fee                                                        2,015
       Custodian and accounting fees                                             1,933
   Accrued expenses                                                             50,466
                                                                          ------------
       Total liabilities                                                       219,632
                                                                          ------------
NET ASSETS                                                                $ 68,490,394
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 93,633,027
   Accumulated net realized loss                                               (56,630)
   Unrealized depreciation on investments                                  (25,086,003)
   Undistributed net investment income                                              --
                                                                          ------------
       Total                                                              $ 68,490,394
                                                                          ============
NET ASSETS
   Class C                                                                $ 68,490,394
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class C                                                                  12,277,510
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class C                                                                $       5.58
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost                                                    $ 93,651,947

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

AMERICAN FUNDS GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends from Master Fund                                             $    911,306
                                                                          ------------
       Total investment income                                                 911,306
                                                                          ------------
EXPENSES
   Administration fees                                                           4,015
   Custodian and accounting fees                                                 4,000
   Distribution and services fees--Class C                                     133,515
   Audit and tax services                                                       19,500
   Legal                                                                        13,500
   Trustee fees and expenses                                                    12,474
   Shareholder reporting                                                        30,631
   Insurance                                                                     2,836
   Organizational expense                                                        2,009
   Other                                                                         1,909
                                                                          ------------
       Total expenses                                                          224,389
       Less expenses reimbursed by the Manager                                 (66,600)
                                                                          ------------
   Net expenses                                                                157,789
                                                                          ------------
   Net investment income                                                       753,517
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                             (56,630)
       Capital gain distributions from Master Fund                           1,947,272
                                                                          ------------
   Net realized gain on investments and capital gains distributions
       from Master Fund                                                      1,890,642
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (25,086,003)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (25,086,003)
                                                                          ------------
   Net realized and unrealized loss on investments                         (23,195,361)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(22,441,844)
                                                                          ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


AMERICAN FUNDS GROWTH PORTFOLIO
                                                                                         PERIOD ENDED
                                                                                      DECEMBER 31, 2008*
                                                                                      ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                $    753,517
    Net realized gain on investments and capital gain distribution from Master Fund         1,890,642
    Net change in unrealized depreciation on investments                                  (25,086,003)
                                                                                         ------------
    Net decrease in net assets resulting from operations                                  (22,441,844)
                                                                                         ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class C                                                                               (2,720,585)
    From net realized gains
     Class C                                                                                       --
                                                                                         ------------
    Net decrease in net assets resulting from distributions                                (2,720,585)
                                                                                         ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class C                                                                               95,320,579
    Net asset value of shares issued through dividend reinvestment
     Class C                                                                                2,720,585
    Cost of shares repurchased
     Class C                                                                               (4,388,341)
                                                                                         ------------
    Net increase in net assets from capital share transactions                             93,652,823
                                                                                         ------------
NET INCREASE IN NET ASSETS                                                                 68,490,394
    Net assets at beginning of period                                                              --
                                                                                         ------------
    Net assets at end of period                                                          $ 68,490,394
                                                                                         ============
    Net assets at end of period includes undistributed net investment income             $         --
                                                                                         ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                             CLASS C
AMERICAN FUNDS GROWTH PORTFOLIO                                                            ------------
                                                                                             FOR THE
                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                             2008(B)
                                                                                           ------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................   $ 10.00
                                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................      0.15
Net Realized/Unrealized Loss on Investments...............................................     (4.34)
                                                                                             -------
Total from Investment Operations..........................................................     (4.19)
                                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................     (0.23)
Distributions from Net Realized Capital Gains.............................................        --
                                                                                             -------
Total Distributions.......................................................................     (0.23)
                                                                                             -------
NET ASSET VALUE, END OF PERIOD............................................................   $  5.58
                                                                                             =======
TOTAL RETURN                                                                                  (41.84)%
Ratio of Expenses to Average Net Assets After Reimbursement...............................      0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates..................      0.92 %*
Ratio of Net Investment Income to Average Net Assets......................................      3.09 %*
Portfolio Turnover Rate...................................................................       0.2 %
Net Assets, End of Period (in millions)...................................................   $  68.5

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is American Funds Growth Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

The Trust has registered four classes of shares: Class C Shares are currently offered by the Portfolio. Class A, B, and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds Growth Fund (the "Master Fund"), a series of the American Funds Insurance Series ("AFIS"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the American Funds Growth Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Portfolio's financial statements. As of December 31, 2008, the Portfolio owned approximately 0.38% of the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the prospectus for the Master Fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager has overall responsibility for the general management and administration of the Portfolio. The Manager selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Manager is an affiliate of MetLife. The Manager receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

                     % per annum  Average Daily Net Assets
                     -----------  ------------------------

                       0.75%                ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                Expenses Deferred in
                                                --------------------
                                                        2008
                                                        ----
            Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement      until December 31,
            ----------------------------------- --------------------
                          Class C                       2013
                          -------                       ----

                           0.65%                      $66,600

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                    Net Increase
                     Beginning                                       in Shares     Ending
                      Shares     Sales    Reinvestments Redemptions Outstanding    Shares
-                    --------- ---------- ------------- ----------- ------------ ----------

 Class C

 4/28/08-12/31/2008     --     12,395,042    494,652     (612,184)   12,277,510  12,277,510

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $93,779,054         $--          $70,477

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal       Gross        Gross
           Income Tax   Unrealized   Unrealized        Net Unrealized
              Cost     Appreciation Depreciation        Depreciation
           ----------- ------------ ------------       --------------

           $93,708,577     $--           $(25,142,633)  $(25,142,633)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

               Ordinary Income Long-Term Capital Gains   Total
               --------------- ----------------------- ----------
                    2008                2008             2008
                    ----                ----             ----

                  $991,370           $1,729,215        $2,720,585

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

        $--           $--      $(25,142,633)        $--         $(25,142,633)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Master Fund, in which the Portfolio invests, invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Master Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Master Fund's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the American Funds Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Funds Growth Allocation Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

AMERICAN FUNDS GROWTH PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the American Funds Growth Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ With respect to the American Funds Growth Portfolio, a "feeder fund" that invests all of its assets in an American Funds Insurance Series "master fund," only the Management Agreement was renewed at the November 11-12, 2008 meeting as the American Funds Growth Portfolio does not have an Adviser.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other applicable Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, as applicable, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to American Funds Growth Portfolio's performance, the Board took into account that the Portfolio is a "feeder fund" and all of its assets are invested in a "master fund", a series of the American Funds Insurance Series, which in turn purchases investment securities. The Board noted that the Portfolio commenced operations on April 31, 2008. Among other information relating to the Portfolio's performance, the Board considered that the Portfolio slightly underperformed both the median of its Performance Universe and its Lipper Index for the three-month period ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the S&P 500 Index, for the year-to-date period ended August 31, 2008. In considering the Portfolio's performance, the Board also received pro forma performance information reflecting the performance of the master fund in which the Portfolio invests. Based on its review and taking into account the fact that the Portfolio had only recently commenced operations and the current size of the Portfolio, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the American Funds Growth Portfolio, the Board considered that the Portfolio's total expenses (exclusive of 12b-1 fees), which reflected the expenses of the underlying master fund, were below the Expense Group median and the Expense Universe median. The Board noted that the Portfolio does not currently pay a management fee and will not do so in the future unless the Portfolio no longer invests its assets in a master fund. The Board noted, however, that the Portfolio's contractual management fees would be above the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. With respect to the American Funds Growth Portfolio, the Board noted that the Manager currently did not receive a management fee. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the American Funds Growth Portfolio, the Board noted that the Portfolio's management fee does not contain breakpoints. The Board considered the effect of the Portfolio's current size and potential growth on its performance and fees. The Board noted that if the Portfolio's assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not appropriate given the Portfolio's current size and the fact that the Portfolio is not currently paying the management fee. The Board concluded that the management fee structure for the Portfolio was reasonable and appropriate.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement, as applicable, with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                   DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           AMERICAN FUNDS INTERNATIONAL PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL PORTFOLIO            FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------


During the period April 28, 2008 through December 31, 2008, the Portfolio had a return of (38.86)% for Class C versus (40.90)% and (43.36)% for its benchmarks, the MSCI EAFE(R) Index/1/ and MSCI AC (All Country) World Index ex-U.S./2/.

 AMERICAN FUNDS INTERNATIONAL PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC
   VS. MSCI WORLD INDEX/1/ AND MSCI AC (ALL COUNTRY) WORLD INDEX EX-U.S./2/
                           Growth Based on $10,000+

                                     [CHART]

                American Funds
                 International       MSCI EAFE/R/      MSCI AC (All Country)
               Portfolio-Class C       Index/1/       World Index (ex-U.S.)/2/
               -----------------    ---------------   ------------------------
04/28/2008         $10,000              $10,000              $10,000
12/31/2008          $6,114               $5,794               $5,555



    ------------------------------------------------------------------
                                            Cumulative Return/3/
                                       (for the period ended 12/31/08)
    ------------------------------------------------------------------
                                                    Since
                                                Inception/4/
    ------------------------------------------------------------------
    American Funds International
--  Portfolio--Class C                             -38.86%
    ------------------------------------------------------------------
- - MSCI EAFE(R) Index/1/                          -40.90%
    ------------------------------------------------------------------
    MSCI AC (All Country) World Index
--  ex-U.S./2/                                     -43.36%
    ------------------------------------------------------------------

+The chart reflects the performance of Class C shares of the Portfolio.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/The MSCI AC (All Country) World Index ex-U.S. is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
AMERICAN FUNDS INTERNATIONAL PORTFOLIO       ------------- ------------- ---------------

  Class C
  Actual                                       $1,000.00     $  654.60        $2.70
  Hypothetical (5% return before expenses)      1,000.00      1,021.87         3.30
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65% for the Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
AMERICAN FUNDS INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                   SHARES     (NOTE 2)
      -------------------------------------------------------------------

      INVESTMENT COMPANY SECURITY - 100.1%
      American Funds International Fund(a)
      (Cost $74,205,475).......................... 4,476,288 $54,700,235
                                                             -----------

      TOTAL INVESTMENTS - 100.1%
      (Cost $74,205,475)                                      54,700,235
                                                             -----------

      Other Assets and Liabilities (net) - (0.1)%                (47,040)
                                                             -----------

      TOTAL NET ASSETS - 100.0%                              $54,653,195
                                                             ===========

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS INTERNATIONAL PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $54,700,235              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                            $54,700,235              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

AMERICAN FUNDS INTERNATIONAL PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 54,700,235
   Receivable for Trust shares sold                                             98,858
   Receivable from Manager (Note 3)                                              4,409
                                                                          ------------
       Total assets                                                         54,803,502
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                    65,074
       Trust shares redeemed                                                    33,783
       Distribution and services fees--Class C                                  22,586
       Administration fee                                                        2,015
       Custodian and accounting fees                                             1,933
   Accrued expenses                                                             24,916
                                                                          ------------
       Total liabilities                                                       150,307
                                                                          ------------
NET ASSETS                                                                $ 54,653,195
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 75,259,088
   Accumulated net realized loss                                            (1,100,653)
   Unrealized depreciation on investments                                  (19,505,240)
   Undistributed net investment income                                              --
                                                                          ------------
       Total                                                              $ 54,653,195
                                                                          ============
NET ASSETS
   Class C                                                                $ 54,653,195
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class C                                                                   9,573,092
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class C                                                                $       5.71
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost                                                    $ 74,205,475

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

AMERICAN FUNDS INTERNATIONAL PORTFOLIO
INVESTMENT INCOME
   Dividends from Master Fund                                             $  1,502,901
                                                                          ------------
       Total investment income                                               1,502,901
                                                                          ------------
EXPENSES
   Administration fees                                                           4,015
   Custodian and accounting fees                                                 4,000
   Distribution and services fees--Class C                                     116,349
   Audit and tax services                                                       19,500
   Legal                                                                        13,500
   Trustee fees and expenses                                                    12,474
   Shareholder reporting                                                         7,667
   Insurance                                                                       225
   Organizational expense                                                        2,009
   Other                                                                         1,910
                                                                          ------------
       Total expenses                                                          181,649
       Less expenses reimbursed by the Manager                                 (44,363)
                                                                          ------------
   Net expenses                                                                137,286
                                                                          ------------
   Net investment income                                                     1,365,615
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                          (1,099,499)
       Capital gain distributions from Master Fund                           2,214,027
                                                                          ------------
   Net realized gain on investments and capital gains distributions
       from Master Fund                                                      1,114,528
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (19,505,240)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (19,505,240)
                                                                          ------------
   Net realized and unrealized loss on investments                         (18,390,712)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(17,025,097)
                                                                          ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


AMERICAN FUNDS INTERNATIONAL PORTFOLIO
                                                                                         PERIOD ENDED
                                                                                      DECEMBER 31, 2008*
                                                                                      ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                $  1,365,615
    Net realized gain on investments and capital gain distribution from Master Fund         1,114,528
    Net change in unrealized depreciation on investments                                  (19,505,240)
                                                                                         ------------
    Net decrease in net assets resulting from operations                                  (17,025,097)
                                                                                         ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class C                                                                               (3,597,911)
    From net realized gains
     Class C                                                                                   (1,157)
                                                                                         ------------
    Net decrease in net assets resulting from distributions                                (3,599,068)
                                                                                         ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class C                                                                               78,256,528
    Net asset value of shares issued through dividend reinvestment
     Class C                                                                                3,599,068
    Cost of shares repurchased
     Class C                                                                               (6,578,236)
                                                                                         ------------
    Net increase in net assets from capital share transactions                             75,277,360
                                                                                         ------------
NET INCREASE IN NET ASSETS                                                                 54,653,195
    Net assets at beginning of period                                                              --
                                                                                         ------------
    Net assets at end of period                                                          $ 54,653,195
                                                                                         ============
    Net assets at end of period includes undistributed net investment income             $         --
                                                                                         ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE PERIOD ENDED:



AMERICAN FUNDS INTERNATIONAL PORTFOLIO
                                                                                              CLASS C
                                                                                           --------------
                                                                                           FOR THE PERIOD
                                                                                               ENDED
                                                                                            DECEMBER 31,
                                                                                              2008(B)
                                                                                           --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................    $ 10.00
                                                                                              -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................       0.31
Net Realized/Unrealized Loss on Investments...............................................      (4.20)
                                                                                              -------
Total from Investment Operations..........................................................      (3.89)
                                                                                              -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................      (0.40)
Distributions from Net Realized Capital Gains.............................................      (0.00)+
                                                                                              -------
Total Distributions.......................................................................      (0.40)
                                                                                              -------
NET ASSET VALUE, END OF PERIOD............................................................    $  5.71
                                                                                              =======
TOTAL RETURN                                                                                   (38.86)%
Ratio of Expenses to Average Net Assets After Reimbursement...............................       0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates..................       0.85 %*
Ratio of Net Investment Income to Average Net Assets......................................       6.43 %*
Portfolio Turnover Rate...................................................................        7.9 %
Net Assets, End of Period (in millions)...................................................    $  54.7

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is American Funds International Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

The Trust has registered four classes of shares: Class C Shares are currently offered by the Portfolio. Class A, B, and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds International Fund (the "Master Fund"), a series of the American Funds Insurance Series ("AFIS"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the American Funds International Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Portfolio's financial statements. As of December 31, 2008, the Portfolio owned approximately 0.81% of the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the prospectus for the Master Fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager has overall responsibility for the general management and administration of the Portfolio. The Manager selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Manager is an affiliate of MetLife. The Manager receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

                      % per annum Average Daily Net Assets
                      ----------- ------------------------

                         0.90%              ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                Expenses Deferred in
                                                --------------------
                                                        2008
                                                        ----
            Maximum Expense Ratio under current Subject to repayment
               Expense Limitation Agreement      until December 31,
            ----------------------------------- --------------------
                          Class C                       2013
                          -------                       ----

                           0.65%                      $44,363

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                     Net Increase
                       Beginning                                      in Shares    Ending
                        Shares     Sales   Reinvestments Redemptions Outstanding   Shares
-                      --------- --------- ------------- ----------- ------------ ---------

 Class C

 4/28/2008-12/31/2008     --     9,816,178    629,208     (872,294)   9,573,092   9,573,092

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $77,870,234         $--         $2,565,259

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross        Gross
             Income Tax   Unrealized   Unrealized   Net Unrealized
                Cost     Appreciation Depreciation   Depreciation
             ----------- ------------ ------------  --------------

             $75,306,129     $--      $(20,605,894)  $(20,605,894)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

               Ordinary Income Long-Term Capital Gains   Total
               --------------- ----------------------- ----------
                    2008                2008             2008
                    ----                ----           ----------

                 $1,628,706          $1,970,362        $3,599,068

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

        $--           $1       $(20,605,894)        $--         $(20,605,893)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Master Fund, in which the Portfolio invests, invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Fund may be exposed to counterparty risk, or

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

the risk that an entity with which the Master Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Master Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Master Fund's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the American Funds International Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Funds International Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.
Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.
Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

AMERICAN FUNDS INTERNATIONAL PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the American Funds International Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ With respect to the American Funds International Portfolio, a "feeder fund" that invests all of its assets in an American Funds Insurance Series "master fund," only the Management Agreement was renewed at the November 11-12, 2008 meeting as the American Funds International Portfolio does not have an Adviser.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other applicable Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, as applicable, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to American Funds International Portfolio's performance, the Board took into account that the Portfolio is a "feeder fund" and all of its assets are invested in a "master fund", a series of the American Funds Insurance Series, which in turn purchases investment securities. The Board noted that the Portfolio commenced operations on April 31, 2008. Among other information relating to the Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the since-inception period ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the MSCI EAFE Index, for the three-month period ended August 31, 2008. In considering the Portfolio's performance, the Board also received pro forma performance information reflecting the performance of the master fund in which the Portfolio invests. Based on its review and taking into account the fact that the Portfolio had only recently commenced operations and the current size of the Portfolio, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the American Funds International Portfolio, the Board considered that the Portfolio's total expenses (exclusive of 12b-1 fees), which reflected the expenses of the underlying master fund, were below the Expense Group median and the Expense Universe median. The Board noted that the Portfolio does not currently pay a management fee and will not do so in the future unless the Portfolio no longer invests its assets in a master fund. The Board noted, however, that the Portfolio's contractual management fees would be above the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. With respect to the American Funds International Portfolio, the Board noted that the Manager currently did not receive a management fee. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the American Funds International Portfolio, the Board noted that the Portfolio's management fee does not contain breakpoints. The Board considered the effect of the Portfolio's current size and potential growth on its performance and fees. The Board noted that if the Portfolio's assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not appropriate given the Portfolio's current size and the fact that the Portfolio is not currently paying the management fee. The Board concluded that the management fee structure for the Portfolio was reasonable and appropriate.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement, as applicable, with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                      DECEMBER 31, 2008
        MET INVESTORS SERIES TRUST
        AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


        ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio returned (22.30)% and (22.40)% for the Class B and C Shares, respectively. This compares to a (23.72)% return for the Dow Jones Moderate Index/1/ and a (18.95)% return for the Moderate Blended Benchmark. The Moderate Blended Benchmark for this Portfolio is currently comprised of the following mix: 37% Wilshire 5000 Equity Index/2/, 45% Barclays Capital U.S. Universal Index/3/, 13% MSCI EAFE(R) Index/4/, and 5% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended index returns for the period from April 28, 2008 to December 31, 2008 were as follows: Wilshire 5000 Equity Index, (34.45)%; Barclays Capital U.S. Universal Index, +1.39%; MSCI EAFE(R) Index, (40.90)%; and Citigroup 3-Month Treasury Bill Index, +1.08%.

MARKET ENVIRONMENT/CONDITIONS

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR EIGHT MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE TWELVE MONTH PERIOD ENDING DECEMBER 31, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when it cut its target rate several times to bring it down from 4.25% to 2.00% by early May. It held rates steady in subsequent meetings through the summer as it tried to balance the danger of the economy falling into a recession against its desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news / bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

--------
/1/ The Dow Jones Moderate Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ Moderate GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semi-deviation is 60% of the annualized 36 month historic semi-deviation of the Dow Jones Aggressive Global Portfolio Index (DJ Agg GPI). Stocks are represented by the DJ Agg GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 80% New York Stock Exchange, 0.5% NYSE Euronext and 19.5% NASDAQ (2007). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend data and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into

--------
account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


U.S. common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the S&P 500(R) Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up better on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM8/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of funds of the American Funds Insurance Series ("AFIS") with a broad allocation goal of 50% in equities and 50% in fixed income. The Portfolio was established on April 28, 2008 and was rebalanced to its underlying portfolio targets in August and again in November.

The Portfolio was structured to be diversified across a wide variety of asset classes to add value over the long term. However, for most of 2008, investors shunned risk and rewarded only what they perceived to be the safest investments. On an absolute basis, the Portfolio's 50% target for equities detracted the most from performance as all segments of the stock market were down sharply in anticipation of a deep recession and lower corporate earnings.

The Portfolio's fixed income funds had a significant negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the AFIS BOND FUND and the AFIS HIGH YIELD FUND were down sharply because of their high yield bond and other credit exposure. Overall high yield exposure was about 9% of the Portfolio, which was in line with our target. The AFIS GOVERNMENT/AAA SECURITIES FUND helped both absolute and relative performance because of its focus on treasury and other government bonds.

Although all underlying equity portfolios were down sharply since the inception of the Portfolio in late April, the AFIS INTERNATIONAL FUND held up better than the broad international index and aided relative performance. The fund benefited by holding approximately 10% of its assets in cash for most of the year. An equity fund that hurt relative performance was the AFIS GROWTH FUND. The AFIS GROWTH FUND was hurt mostly by an overweight in the weak Materials and Consumer Discretionary sectors and an underweight in the better performing Consumer Staples and Health Care sectors. It was also hurt by overall weak stock selection.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                 Percent of
     Description                                                 Net Assets
     ----------------------------------------------------------------------
     American Funds Growth-Income Fund (Class 1)                   29.80%
     ----------------------------------------------------------------------
     American Funds U.S. Government/AAA - Rated Securities Fund
      (Class 1)                                                    23.31%
     ----------------------------------------------------------------------
     American Funds Growth Fund (Class 1)                          11.97%
     ----------------------------------------------------------------------
     American Funds High-Income Bond Fund (Class 1)                10.46%
     ----------------------------------------------------------------------
     American Funds Bond Fund (Class 1)                             9.95%
     ----------------------------------------------------------------------
     American Funds Global Bond Fund (Class 1)                      6.32%
     ----------------------------------------------------------------------
     American Funds International Fund (Class 1)                    4.29%
     ----------------------------------------------------------------------
     American Funds New World Fund (Class 1)                        2.07%
     ----------------------------------------------------------------------
     American Funds Global Small Capitalization Fund (Class 1)      1.93%
     ----------------------------------------------------------------------

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


            AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO MANAGED BY
        MET INVESTORS ADVISORY, LLC VS. DOW JONES MODERATE INDEX/1/ AND
                         MODERATE BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

                American Funds
              Moderate Allocation   Dow Jones Moderate       Moderate
               Portfolio-Class B    Portfolio Index/1/   Blended Benchmark/2/
               -----------------    ------------------   --------------------
04/28/2008         $10,000              $10,000              $10,000
12/31/2008          $7,770               $7,628               $8,105



    ----------------------------------------------------------------------
                                                Cumulative Return
                                        (for the period ended 12/31/08)/3/
    ----------------------------------------------------------------------
                                                      Since
                                                  Inception/4/
    ----------------------------------------------------------------------
    American Funds Moderate Allocation
--  Portfolio--Class B                               -22.30%
    Class C                                          -22.40%
    ----------------------------------------------------------------------
--  Dow Jones Moderate Index/1/                      -23.72%
    ----------------------------------------------------------------------
- - Moderate Blended Benchmark/2/                    -18.95%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class C shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing:
Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Moderate Blended Benchmark is comprised of 37% Wilshire 5000 Equity Index, 45% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 13% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO      FOR THE PERIOD ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                               BEGINNING     ENDING        EXPENSES PAID
                                               ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                               7/1/08        12/31/08      7/1/08-12/31/08
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO   ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                         $1,000.00     $  802.50        $2.95
  Hypothetical (5% return before expenses)        1,000.00      1,021.87         3.30
---------------------------------------------  ------------- ------------- ---------------

  Class C(a)(b)
  Actual                                         $1,000.00     $  803.50        $1.59
  Hypothetical (5% return before expenses)        1,000.00      1,023.38         1.78
---------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.73% and 1.03% for the Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                                   VALUE
     DESCRIPTION                                   SHARES      (NOTE 2)
     ---------------------------------------------------------------------

     INVESTMENT COMPANY SECURITIES - 100.1%
     American Funds Bond Fund (Class 1)(a)....... 4,727,692 $  44,723,968
     American Funds Global Bond Fund
       (Class 1)(a).............................. 2,657,742    28,384,684
     American Funds Global Small Capitalization
       Fund (Class 1)(a).........................   792,403     8,859,066
     American Funds Growth Fund (Class 1)(a)..... 1,604,824    53,777,637
     American Funds Growth-Income Fund
       (Class 1)(a).............................. 5,520,650   133,875,770
     American Funds High-Income Bond Fund
       (Class 1)(a).............................. 5,820,787    46,915,542
     American Funds International Fund
       (Class 1)(a).............................. 1,562,442    19,093,038
     American Funds New World Fund
       (Class 1)(a)..............................   684,337     9,286,455
     American Funds U.S. Government/AAA - Rated
       Securities Fund (Class 1)(a).............. 8,524,649   104,767,937
                                                            -------------
     Total Investment Company Securities
     (Cost $525,388,108)                                      449,684,097
                                                            -------------

     TOTAL INVESTMENTS - 100.1%
     (Cost $525,388,108)                                      449,684,097
                                                            -------------

     Other Assets and Liabilities (net) - (0.1)%                 (252,285)
                                                            -------------

     TOTAL NET ASSETS - 100.0%                              $ 449,431,812
                                                            =============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of the American Funds Insurance Series.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $449,684,097              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $449,684,097              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)              $449,684,097
    Receivable for Trust shares sold                   2,560,659
    Receivable from Manager (Note 3)                      10,225
                                                    ------------
       Total assets                                  452,254,981
                                                    ------------
LIABILITIES
    Payables for:
       Investments purchased                           2,531,809
       Trust shares redeemed                              28,850
       Distribution and services fees--Class B                19
       Distribution and services fees--Class C           189,642
       Management fee (Note 3)                            34,488
       Administration fee                                  2,015
       Custodian and accounting fees                       1,934
    Accrued expenses                                      34,412
                                                    ------------
       Total liabilities                               2,823,169
                                                    ------------
NET ASSETS                                          $449,431,812
                                                    ============
NET ASSETS REPRESENTED BY
    Paid in surplus                                 $527,969,099
    Accumulated net realized loss                     (2,833,276)
    Unrealized depreciation on investments           (75,704,011)
    Undistributed net investment income                       --
                                                    ------------
       Total                                        $449,431,812
                                                    ============
NET ASSETS
    Class B                                         $    100,150
                                                    ============
    Class C                                          449,331,662
                                                    ============
CAPITAL SHARES OUTSTANDING
    Class B                                               13,369
                                                    ============
    Class C                                           60,077,943
                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class B                                         $       7.49
                                                    ============
    Class C                                                 7.48
                                                    ============

-----------------------------------------------------------------
(a)Investments at cost                              $525,388,108

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $ 13,763,805
                                                                          ------------
       Total investment income                                              13,763,805
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     146,901
   Administration fees                                                           4,015
   Custodian and accounting fees                                                 4,000
   Distribution and services fees--Class B                                       1,041
   Distribution and services fees--Class C                                     805,662
   Audit and tax services                                                       19,500
   Legal                                                                        13,500
   Trustee fees and expenses                                                    12,474
   Shareholder reporting                                                        20,940
   Insurance                                                                       841
   Organizational expense                                                        2,009
   Other                                                                         1,911
                                                                          ------------
       Total expenses                                                        1,032,794
       Less expenses reimbursed by the Manager                                 (79,192)
                                                                          ------------
   Net expenses                                                                953,602
                                                                          ------------
   Net investment income                                                    12,810,203
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                          (2,818,980)
       Capital gain distributions from Underlying Portfolios                 3,112,500
                                                                          ------------
   Net realized gain on investments and capital gains distributions
       from Underlying Portfolios                                              293,520
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (75,704,011)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (75,704,011)
                                                                          ------------
   Net realized and unrealized loss on investments                         (75,410,491)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(62,600,288)
                                                                          ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
                                                                                       PERIOD ENDED
                                                                                    DECEMBER 31, 2008*
                                                                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                              $ 12,810,203
    Net realized gain on investments and capital gains from Underlying Portfolios           293,520
    Net change in unrealized depreciation on investments                                (75,704,011)
                                                                                       ------------
    Net decrease in net assets resulting from operations                                (62,600,288)
                                                                                       ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class B                                                                                 (3,519)
     Class C                                                                            (16,002,152)
    From net realized gains
     Class B                                                                                     (3)
     Class C                                                                                (14,308)
                                                                                       ------------
    Net decrease in net assets resulting from distributions                             (16,019,982)
                                                                                       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class B                                                                              1,102,862
     Class C                                                                            545,471,962
    Net asset value of shares issued through dividend reinvestment
     Class B                                                                                  3,522
     Class C                                                                             16,016,460
    Cost of shares repurchased
     Class B                                                                               (912,370)
     Class C                                                                            (33,630,354)
                                                                                       ------------
    Net increase in net assets from capital share transactions                          528,052,082
                                                                                       ------------
NET INCREASE IN NET ASSETS                                                              449,431,812
    Net assets at beginning of period                                                            --
                                                                                       ------------
    Net assets at end of period                                                        $449,431,812
                                                                                       ============
    Net assets at end of period includes undistributed net investment income           $         --
                                                                                       ============

*  For the period 4/28/08 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                                 CLASS B
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO                                               --------------------
                                                                                              FOR THE PERIOD
                                                                                                  ENDED
                                                                                           DECEMBER 31, 2008(B)
                                                                                           --------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................       $ 10.00
                                                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................          0.11
Net Realized/Unrealized Loss on Investments...............................................         (2.34)
                                                                                                 -------
Total From Investment Operations..........................................................         (2.23)
                                                                                                 -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................         (0.28)
Distributions from Net Realized Capital Gains.............................................         (0.00)+
                                                                                                 -------
Total Distributions.......................................................................         (0.28)
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD............................................................       $  7.49
                                                                                                 =======
TOTAL RETURN                                                                                      (22.30)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)............................          0.35 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)...............          0.85 %*
Ratio of Net Investment Income to Average Net Assets(e)...................................          1.75 %*
Portfolio Turnover Rate...................................................................          12.8 %
Net Assets, End of Period (in millions)...................................................       $   0.1

                                                                                                 CLASS C
                                                                                           --------------------
                                                                                              FOR THE PERIOD
                                                                                                  ENDED
                                                                                           DECEMBER 31, 2008(B)
                                                                                           --------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................       $ 10.00
                                                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................          0.49
Net Realized/Unrealized Loss on Investments...............................................         (2.73)
                                                                                                 -------
Total From Investment Operations..........................................................         (2.24)
                                                                                                 -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................         (0.28)
Distributions from Net Realized Capital Gains.............................................         (0.00)+
                                                                                                 -------
Total Distributions.......................................................................         (0.28)
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD............................................................       $  7.48
                                                                                                 =======
TOTAL RETURN                                                                                      (22.40)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)............................          0.65 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)...............          0.70 %*
Ratio of Net Investment Income to Average Net Assets(e)...................................          8.74 %*
Portfolio Turnover Rate...................................................................          12.8 %
Net Assets, End of Period (in millions)...................................................       $ 449.3

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d) See Note 3 of the Notes to Financial Statements.
(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is American Funds Moderate Allocation Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class B and C Shares are currently offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series ("AFIS"), which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company ("CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement (the "Management Agreement") with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $146,901          0.10%              ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                          Expenses Deferred in
                                                          --------------------
                                                                  2008
                                                                  ----
                      Maximum Expense Ratio under current Subject to repayment
                         Expense Limitation Agreement      until December 31,
                         -------------------------        --------------------
                      Class B           Class C                   2013
                      -------           -------                   ----

                       0.35%             0.65%                  $79,192

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ---------- ------------- ----------- ------------ ----------

 Class B

 04/28/2008-12/31/2008     --        112,605         472      (99,708)      13,369      13,369

 Class C

 04/28/2008-12/31/2008     --     61,995,367   2,149,861   (4,067,285)  60,077,943  60,077,943

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $557,257,849        $--        $29,050,762

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $528,221,384  $2,694,332  $(81,231,619)  $(78,537,287)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

              Ordinary Income Long-Term Capital Gains    Total
              --------------- ----------------------- -----------
                   2008                2008              2008
                   ----                ----           -----------

                $13,274,050         $2,745,932        $16,019,982

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

        $--           $--      $(78,537,287)        $--         $(78,537,287)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the year are as follows:

                                                       Number of shares                                        Number of shares
                                                       held at April 28, Shares purchased     Shares sold    held at December 31,
Security Description                                        2008**       during the period during the period         2008
--------------------                                   ----------------- ----------------- ----------------- --------------------

American Funds U.S. Government/AAA - Rated Securities
  Fund (Class 1)                                              --            10,066,966        (1,542,317)         8,524,649

** Commencement of operations

                                                                                  Capital
                                                         Net Realized Gain   Gain Distributions   Income earned
                                                       (Loss) on Investments  from Affiliates    from Affiliates
Security Description                                     during the period   during the period  during the period Ending Value
--------------------                                   --------------------- ------------------ ----------------- ------------

American Funds U.S. Government/AAA - Rated Securities
  Fund (Class 1)                                             $(83,760)              $--            $2,338,261     $104,767,937

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the American Funds Moderate Allocation Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Funds Moderate Allocation Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                    DECEMBER 31, 2008
          MET INVESTORS SERIES TRUST
          BATTERYMARCH GROWTH AND INCOME PORTFOLIO


          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
BATTERYMARCH GROWTH AND INCOME PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (36.87)% for Class A Shares versus (37.00)% for its benchmark, the S&P 500(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

The Federal Reserve began 2008 by taking aggressive action during the first quarter to lower interest rates and stabilize financials markets through emergency rate cuts and liquidity measures. These temporary interventions boosted investor sentiment and served to disconnect investor expectations from underlying stock fundamentals. These temporary dislocations caused dramatic swings in equity prices following Fed actions.

After a relatively stable period in the second quarter where the market was again driven by fundamentals, the second half of the year began a period marked by contracting credit markets, liquidity shocks, investor de-leveraging, the failure or rescue of a number of well-known financial firms, and attempts by governments to regulate investment practices and mitigate damage. These events fostered investor behavior driven by sentiment ranging from uncertainty to panic. Compounding the financial sector woes was the mid-July rapid decline in oil (from a high of $147) and other commodity prices. The resulting series of sector reversals over the following months were indicative of investors reacting to shifting markets.

The final quarter saw the market suffer significantly, with the second most dramatic decline in market history. Market volatility achieved near record highs, surpassed only by the inter- and intra-day market movements of the 1930s. Assets followed a flight to safety, prompting widespread discussion of a bubble in Treasuries.

Overall for the year all sectors in the S&P 500(R) Index experienced negative returns, with telecommunications the only sector without a negative return in double digits. Large capitalization stocks underperformed small caps for the year, and value outperformed growth across market capitalization bands.

PORTFOLIO REVIEW/CURRENT POSITIONING

Despite several challenging periods when stocks with good fundamentals suffered in the wake of deleveraging, and stocks with poor fundamentals benefited from government intervention, relative performance was positive for the year. The impact of stock selection was mixed at the sector level and detracted modestly overall, but minor sector over and underweights added value relative to the benchmark.

The most favorable impacts from stock selection were in the retailers, software and services and financial sectors while selection in the consumer staples and technology sectors were the primary detractors.

An overweight to health care benefited performance, as did an underweight to financials-diversified. An overweight to health care-services was the primary detractor. A small position in cash also benefited relative performance given the negative return of the benchmark for the period.

We continue to be committed to our basic tenet that long-term fundamentals are the key drivers of returns. Until then, we are continuing to actively manage the levels of risk within the Portfolio as prescribed by our investment process, and are positioning the Portfolio in attractive stocks to benefit from a sustained rational recovery.

At year-end, the Portfolio remained broadly diversified and attractively valued compared with the benchmark, with a higher two-year forward earnings per share growth rate, 7.9% versus 5.6%, with a comparable 12-month forward price/earnings, 11.1x versus 11.2x. Health care and retailers were the most overweighted sectors, while industrials and financials--banks were underweighted.

YU-NIEN (CHARLES) KO, CFA AND STEPHEN A. LANZENDORF, CFA
Senior Portfolio Managers and Co-Directors of the U.S. Investment team BATTERYMARCH FINANCIAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Exxon Mobil Corp.                        5.14%
               -------------------------------------------------
               Wal-Mart Stores, Inc.                    3.24%
               -------------------------------------------------
               Chevron Corp.                            2.52%
               -------------------------------------------------
               Microsoft Corp.                          2.50%
               -------------------------------------------------
               Procter & Gamble Co. (The)               2.13%
               -------------------------------------------------
               AT&T, Inc.                               1.91%
               -------------------------------------------------
               International Business Machines Corp.    1.82%
               -------------------------------------------------
               Hewlett-Packard Co.                      1.77%
               -------------------------------------------------
               Verizon Communications, Inc.             1.74%
               -------------------------------------------------
               Johnson & Johnson                        1.67%
               -------------------------------------------------

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BATTERYMARCH GROWTH AND INCOME PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials                    2.3%
Communications                     9.1%
Cyclical                          10.8%
Non-Cyclical                      28.6%
Energy                            13.6%
Financials                        10.0%
Industrials                        9.7%
Technology                        11.9%
Utilities                          4.0%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BATTERYMARCH GROWTH AND INCOME PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


              BATTERYMARCH GROWTH AND INCOME PORTFOLIO MANAGED BY
        BATTERYMARCH FINANCIAL MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

           Batterymarch
          Growth and Income
          Portfolio-Class A    S&P 500/R/ Index/1/
          -----------------    -------------------
12/98          $10,000              $10,000
12/99           12,173               12,104
12/00           10,647               11,001
12/01            8,957                9,694
12/02            7,010                7,551
12/03            8,845                9,717
12/04            9,819               10,774
12/05           10,261               11,304
12/06           11,718               13,090
12/07           11,697               13,809
12/08            6,373                8,700



    ---------------------------------------------------------------
                                 Average Annual Return/2/
                              (for the period ended 12/31/08)
    ---------------------------------------------------------------
                                                          Since
                         1 Year  3 Year 5 Year 10 Year Inception/3/
    ---------------------------------------------------------------
    Batterymarch
    Growth and Income
--  Portfolio--Class A   -36.87% -8.03% -2.04% -2.23%     6.93%
    ---------------------------------------------------------------
- - S&P 500(R) Index/1/  -37.00% -8.36% -2.19% -1.38%     9.66%
    ---------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 5/16/83. Index returns are based on an inception date of 5/16/83. On May 1, 2006, the assets of The Travelers Growth and Income Stock Account for Variable Annuities were transferred to the Portfolio. The historical performance prior to this period is the performance of the Portfolio's predecessor insurance company separate account managed by an entity which became an affiliate of the Advisor in December 2005 using the same investment objective and similar investment strategies as the Portfolio. The separate account's performance reflects all expenses including Contract charges since such charges were not separately stated from other account expenses. Subsequent to May 1, 2006, the Portfolio's performance will not reflect Contract charges. If Contract charges had been excluded from the performance calculations, the performance numbers would have been higher. Prior to May 1, 2006, the Portfolio was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
BATTERYMARCH GROWTH AND INCOME PORTFOLIO     ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  700.70        $2.78
  Hypothetical (5% return before expenses)      1,000.00      1,021.87         3.30
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    -----------------------------------------------------------------------
                                                                 VALUE
    SECURITY DESCRIPTION                               SHARES   (NOTE 2)
    -----------------------------------------------------------------------

    COMMON STOCKS - 99.7%
    AEROSPACE & DEFENSE - 2.8%
    Boeing Co. (The).................................. 12,741 $     543,658
    General Dynamics Corp............................. 19,916     1,146,962
    Honeywell International, Inc...................... 14,766       484,768
    Lockheed Martin Corp.............................. 21,063     1,770,977
    Raytheon Co....................................... 31,916     1,628,993
    United Technologies Corp.......................... 20,341     1,090,278
                                                              -------------
                                                                  6,665,636
                                                              -------------
    AIR FREIGHT & LOGISTICS - 0.3%
    United Parcel Service, Inc. - Class B(a).......... 11,210       618,344
                                                              -------------
    AIRLINES - 0.5%
    AMR Corp.*(a)..................................... 68,400       729,828
    Delta Air Lines, Inc.*............................ 44,500       509,970
                                                              -------------
                                                                  1,239,798
                                                              -------------
    AUTOMOBILES - 0.2%
    Daimler AG........................................ 13,200       505,296
                                                              -------------
    BEVERAGES - 1.5%
    Coca-Cola Co...................................... 45,750     2,071,102
    PepsiCo, Inc...................................... 26,092     1,429,059
                                                              -------------
                                                                  3,500,161
                                                              -------------
    BIOTECHNOLOGY - 3.0%
    Amgen, Inc.*...................................... 41,541     2,398,993
    Biogen Idec, Inc.*................................ 16,500       785,895
    Celgene Corp.*....................................  8,900       491,992
    Cephalon, Inc.*(a)................................ 20,100     1,548,504
    Gilead Sciences, Inc.*(a)......................... 35,926     1,837,255
                                                              -------------
                                                                  7,062,639
                                                              -------------
    CAPITAL MARKETS - 0.8%
    Bank of New York Mellon Corp...................... 23,787       673,886
    Goldman Sachs Group, Inc. (The)...................  8,011       676,048
    Morgan Stanley.................................... 29,712       476,580
                                                              -------------
                                                                  1,826,514
                                                              -------------
    CHEMICALS - 1.5%
    E.I. du Pont de Nemours & Co...................... 17,196       435,059
    Monsanto Co....................................... 22,139     1,557,478
    Potash Corp. of Saskatchewan, Inc................. 15,800     1,156,876
    Terra Industries, Inc............................. 22,200       370,074
                                                              -------------
                                                                  3,519,487
                                                              -------------
    COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
    Brink's Co. (The)................................. 11,000       295,680
    Republic Services, Inc............................ 55,858     1,384,720
    Stericycle, Inc.*(a).............................. 16,300       848,904
                                                              -------------
                                                                  2,529,304
                                                              -------------
    COMMERCIAL BANKS - 1.5%
    Bank of Hawaii Corp............................... 17,840       805,833
    U.S. Bancorp...................................... 27,979       699,755
    Wells Fargo & Co.................................. 68,944     2,032,469
                                                              -------------
                                                                  3,538,057
                                                              -------------

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT - 1.8%
   Cisco Systems, Inc.*..............................   197,204 $   3,214,425
   QUALCOMM, Inc.....................................    33,652     1,205,751
                                                                -------------
                                                                    4,420,176
                                                                -------------
   COMPUTERS & PERIPHERALS - 5.0%
   Apple, Inc.*......................................    27,162     2,318,277
   Dell, Inc.*.......................................    41,904       429,097
   Hewlett-Packard Co................................   116,346     4,222,196
   International Business Machines Corp..............    51,635     4,345,602
   NCR Corp.*........................................    39,600       559,944
                                                                -------------
                                                                   11,875,116
                                                                -------------
   CONSTRUCTION & ENGINEERING - 0.7%
   Fluor Corp........................................    29,900     1,341,613
   URS Corp.*........................................     9,900       403,623
                                                                -------------
                                                                    1,745,236
                                                                -------------
   CONSUMER FINANCE - 0.1%
   American Express Co...............................    18,700       346,885
                                                                -------------
   CONTAINERS & PACKAGING - 0.0%
   Pactiv Corp.*(a)..................................     4,700       116,936
                                                                -------------
   DISTRIBUTORS - 0.2%
   Genuine Parts Co..................................    14,800       560,328
                                                                -------------
   DIVERSIFIED CONSUMER SERVICES - 1.2%
   Apollo Group, Inc. - Class A*.....................    16,300     1,248,906
   ITT Educational Services, Inc.*(a)................     4,800       455,904
   Strayer Education, Inc............................     5,800     1,243,578
                                                                -------------
                                                                    2,948,388
                                                                -------------
   DIVERSIFIED FINANCIAL SERVICES - 2.6%
   Bank of America Corp..............................    83,687     1,178,313
   Citigroup, Inc....................................    82,345       552,535
   JPMorgan Chase & Co...............................   125,243     3,948,912
   NASDAQ OMX Group, Inc. (The)*.....................    26,532       655,605
                                                                -------------
                                                                    6,335,365
                                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
   AT&T, Inc.........................................   159,923     4,557,805
   Embarq Corp.(a)...................................    15,710       564,932
   Verizon Communications, Inc.......................   122,895     4,166,141
   Windstream Corp...................................   247,010     2,272,492
                                                                -------------
                                                                   11,561,370
                                                                -------------
   ELECTRIC UTILITIES - 2.9%
   American Electric Power Co., Inc..................    16,830       560,102
   Duke Energy Corp..................................    47,500       712,975
   Edison International..............................    51,750     1,662,210
   Entergy Corp......................................    11,323       941,281
   Exelon Corp.......................................    10,560       587,242
   FirstEnergy Corp..................................    13,700       665,546
   FPL Group, Inc....................................    11,400       573,762
   Hawaiian Electric Industries, Inc.(a).............    51,590     1,142,203
                                                                -------------
                                                                    6,845,321
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    ELECTRICAL EQUIPMENT & SERVICES - 0.2%
    Emerson Electric Co...............................  16,300 $     596,743
                                                               -------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
    Agilent Technologies, Inc.*.......................  64,700     1,011,261
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 1.0%
    Cameron International Corp.*......................  27,800       569,900
    Diamond Offshore Drilling, Inc.(a)................   9,200       542,248
    Oil States International, Inc.*(a)................  20,700       386,883
    Schlumberger, Ltd.................................  21,486       909,502
                                                               -------------
                                                                   2,408,533
                                                               -------------
    FOOD & STAPLES RETAILING - 5.7%
    BJ's Wholesale Club, Inc.*(a).....................  29,135       998,165
    Burger King Holdings, Inc.(a).....................  73,780     1,761,866
    Costco Wholesale Corp.(a).........................   7,327       384,668
    CVS Caremark Corp.................................  38,500     1,106,490
    Kroger Co. (The)..................................  61,200     1,616,292
    Wal-Mart Stores, Inc.............................. 138,120     7,743,007
                                                               -------------
                                                                  13,610,488
                                                               -------------
    FOOD PRODUCTS - 2.4%
    Archer-Daniels-Midland Co.........................  26,200       755,346
    Hershey Co. (The)(a)..............................  34,160     1,186,719
    J.M. Smucker Co. (The)............................  30,300     1,313,808
    Kraft Foods, Inc. - Class A(a)....................  43,800     1,176,030
    Ralcorp Holdings, Inc.*...........................   9,800       572,320
    Sara Lee Corp.....................................  74,670       731,019
                                                               -------------
                                                                   5,735,242
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
    Baxter International, Inc.........................  18,400       986,056
    C.R. Bard, Inc....................................   3,000       252,780
    Covidien, Ltd.....................................  28,470     1,031,753
    Edwards Lifesciences Corp.*.......................  16,239       892,333
    Medtronic, Inc....................................  18,500       581,270
    Varian Medical Systems, Inc.*(a)..................  43,300     1,517,232
                                                               -------------
                                                                   5,261,424
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 1.4%
    CIGNA Corp........................................  48,450       816,382
    Express Scripts, Inc.*............................  17,500       962,150
    Humana, Inc.*.....................................  23,103       861,280
    UnitedHealth Group, Inc...........................  27,355       727,643
                                                               -------------
                                                                   3,367,455
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 1.4%
    McDonald's Corp...................................  41,958     2,609,368
    Yum! Brands, Inc..................................  20,400       642,600
                                                               -------------
                                                                   3,251,968
                                                               -------------
    HOUSEHOLD PRODUCTS - 3.0%
    Colgate-Palmolive Co..............................  19,600     1,343,384
    Procter & Gamble Co. (The)........................  82,542     5,102,747
    The Clorox Co.....................................  12,845       713,668
                                                               -------------
                                                                   7,159,799
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    INDUSTRIAL CONGLOMERATES - 1.7%
    3M Co.............................................  24,761 $   1,424,748
    General Electric Co............................... 164,904     2,671,445
                                                               -------------
                                                                   4,096,193
                                                               -------------
    INSURANCE - 2.3%
    ACE Ltd...........................................  37,600     1,989,792
    Aflac, Inc........................................  21,000       962,640
    Assurant, Inc.....................................  12,100       363,000
    Marsh & McLennan Cos., Inc........................  11,400       276,678
    Travelers Cos., Inc. (The)........................  42,300     1,911,960
                                                               -------------
                                                                   5,504,070
                                                               -------------
    INTERNET & CATALOG RETAIL - 0.3%
    Priceline.com, Inc.*(a)...........................   8,850       651,803
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 0.7%
    Google, Inc. - Class A*...........................   5,600     1,722,840
                                                               -------------
    IT SERVICES - 2.9%
    Accenture, Ltd. - Class A.........................  63,480     2,081,509
    Alliance Data Systems Corp.*......................  20,500       953,865
    Computer Sciences Corp.*..........................  32,400     1,138,536
    Hewitt Associates, Inc. - Class A*................  26,400       749,232
    MasterCard, Inc. - Class A(a).....................  13,400     1,915,262
                                                               -------------
                                                                   6,838,404
                                                               -------------
    LEISURE EQUIPMENT & PRODUCTS - 0.3%
    Hasbro, Inc.(a)...................................  24,984       728,783
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 0.3%
    Life Technologies Corp.*..........................  25,800       601,398
                                                               -------------
    MACHINERY - 0.4%
    Caterpillar, Inc..................................  11,350       507,004
    Joy Global, Inc.(a)...............................  15,220       348,386
                                                               -------------
                                                                     855,390
                                                               -------------
    MEDIA - 1.1%
    Comcast Corp. - Class A(a)........................  33,970       573,413
    Time Warner, Inc..................................  58,935       592,886
    Walt Disney Co. (The)(a)..........................  38,130       865,170
    Washington Post Co. (The) - Class B(a)............   1,400       546,350
                                                               -------------
                                                                   2,577,819
                                                               -------------
    METALS & MINING - 0.8%
    Cliffs Natural Resources Inc......................  27,400       701,714
    Nucor Corp.(a)....................................  15,959       737,306
    United States Steel Corp.(a)......................  11,900       442,680
                                                               -------------
                                                                   1,881,700
                                                               -------------
    MULTI-UTILITIES - 1.1%
    Dominion Resources, Inc.(a).......................  33,300     1,193,472
    PG&E Corp.(a).....................................  25,900     1,002,589
    Public Service Enterprise Group, Inc..............  14,400       420,048
                                                               -------------
                                                                   2,616,109
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    MULTILINE RETAIL - 0.7%
    Dollar Tree, Inc.*(a).............................  13,200 $     551,760
    Family Dollar Stores, Inc.(a).....................  30,200       787,314
    Target Corp.(a)...................................  12,817       442,571
                                                               -------------
                                                                   1,781,645
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 12.6%
    Apache Corp.......................................  17,500     1,304,275
    Canadian Natural Resources, Ltd...................  19,900       795,602
    Chevron Corp......................................  81,294     6,013,317
    ConocoPhillips(a).................................  59,058     3,059,205
    Devon Energy Corp.................................  20,575     1,351,983
    Enbridge, Inc.....................................  18,788       610,046
    EOG Resources, Inc................................     800        53,264
    Exxon Mobil Corp.................................. 154,034    12,296,534
    Hess Corp.........................................  31,440     1,686,442
    Marathon Oil Corp.................................  29,400       804,384
    Occidental Petroleum Corp.........................  34,686     2,080,813
    Southwestern Energy Co.*..........................   2,100        60,837
                                                               -------------
                                                                  30,116,702
                                                               -------------
    PHARMACEUTICALS - 9.5%
    Abbott Laboratories...............................  27,579     1,471,891
    Bristol-Myers Squibb Co........................... 100,375     2,333,719
    Eli Lilly & Co....................................  36,476     1,468,889
    Endo Pharmaceuticals Holdings, Inc.*..............  70,700     1,829,716
    Johnson & Johnson.................................  66,854     3,999,875
    King Pharmaceuticals, Inc.*....................... 201,000     2,134,620
    Merck & Co., Inc.(a)..............................  57,508     1,748,243
    Pfizer, Inc....................................... 214,906     3,805,985
    Schering-Plough Corp.(a)..........................  83,400     1,420,302
    Watson Pharmaceuticals, Inc.*(a)..................  65,500     1,740,335
    Wyeth.............................................  22,051       827,133
                                                               -------------
                                                                  22,780,708
                                                               -------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
    Equity Residential(a).............................  14,200       423,444
    HCP, Inc..........................................  16,500       458,205
    Mack-Cali Realty Corp.(a).........................  19,200       470,400
    Public Storage....................................  14,800     1,176,600
                                                               -------------
                                                                   2,528,649
                                                               -------------
    ROAD & RAIL - 2.0%
    Burlington Northern Santa Fe Corp.................  14,600     1,105,366
    CSX Corp..........................................  12,200       396,134
    Norfolk Southern Corp.............................  17,600       828,080
    Ryder System, Inc.................................  24,900       965,622
    Union Pacific Corp.(a)............................  31,600     1,510,480
                                                               -------------
                                                                   4,805,682
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
    Altera Corp.......................................  50,820       849,202
    Broadcom Corp. - Class A*.........................   7,400       125,578
    Intel Corp.(a).................................... 110,969     1,626,806

 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
 Texas Instruments, Inc............................      26,174 $     406,220
 Xilinx, Inc.......................................      17,200       306,504
                                                                -------------
                                                                    3,314,310
                                                                -------------
 SOFTWARE - 4.5%
 McAfee, Inc.*(a)..................................      21,600       746,712
 Microsoft Corp....................................     307,430     5,976,439
 Novell, Inc.*.....................................     104,800       407,672
 Oracle Corp.*(a)..................................     151,900     2,693,187
 Synopsys, Inc.*...................................      54,190     1,003,599
                                                                -------------
                                                                   10,827,609
                                                                -------------
 SPECIALTY RETAIL - 1.7%
 AutoZone, Inc.*...................................       6,000       836,820
 Home Depot, Inc. (The)............................      44,128     1,015,827
 Lowe's Cos., Inc..................................      57,400     1,235,248
 PetSmart, Inc.....................................      29,600       546,120
 Ross Stores, Inc..................................      17,400       517,302
                                                                -------------
                                                                    4,151,317
                                                                -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.6%
 NIKE, Inc. - Class B(a)...........................      15,825       807,075
 Polo Ralph Lauren Corp.(a)........................      16,450       746,995
                                                                -------------
                                                                    1,554,070
                                                                -------------
 THRIFTS & MORTGAGE FINANCE - 1.3%
 Hudson City Bancorp, Inc.(a)......................     158,100     2,523,276
 People's United Financial, Inc....................      27,000       481,410
                                                                -------------
                                                                    3,004,686
                                                                -------------
 TOBACCO - 2.2%
 Altria Group, Inc.................................      85,625     1,289,513
 Lorillard, Inc....................................       9,260       521,801
 Philip Morris International, Inc..................      78,448     3,413,272
                                                                -------------
                                                                    5,224,586
                                                                -------------
 Total Common Stocks
 (Cost $283,889,368)                                              238,327,743
                                                                -------------

 SHORT-TERM INVESTMENT - 10.2%
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b) (Cost - $24,472,809)......... $24,472,809    24,472,809
                                                                -------------

 TOTAL INVESTMENTS - 109.9% (Cost $308,362,177)                   262,800,552
                                                                -------------

 Other Assets and Liabilities (net) - (9.9)%                      (23,711,351)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 239,089,201
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $262,800,552              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $262,800,552              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

BATTERYMARCH GROWTH AND INCOME PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                            $262,800,552
    Receivable for investments sold                                     3,217,975
    Dividends receivable                                                  487,057
    Receivable from Manager (Note 3)                                       12,563
                                                                     ------------
       Total assets                                                   266,518,147
                                                                     ------------
LIABILITIES
    Due to bank                                                           336,478
    Payables for:
       Investments purchased                                            2,324,114
       Trust shares redeemed                                              120,806
       Collateral for securities on loan                               24,472,809
       Management fee (Note 3)                                            128,104
       Administration fee                                                   1,838
       Custodian and accounting fees                                        7,553
    Accrued expenses                                                       37,244
                                                                     ------------
       Total liabilities                                               27,428,946
                                                                     ------------
NET ASSETS                                                           $239,089,201
                                                                     ============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                  $335,576,967
    Accumulated net realized loss                                     (56,131,123)
    Unrealized depreciation on investments and foreign currency       (45,561,612)
    Undistributed net investment income                                 5,204,969
                                                                     ------------
       Total                                                         $239,089,201
                                                                     ============
NET ASSETS
    Class A                                                          $239,089,201
                                                                     ============
CAPITAL SHARES OUTSTANDING
    Class A                                                            19,490,238
                                                                     ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                          $      12.27
                                                                     ============

----------------------------------------------------------------------------------
(a)Investments at cost, excluding collateral for securities on loan  $283,889,368
(b)Includes cash collateral for securities loaned of                   24,472,809

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


BATTERYMARCH GROWTH AND INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   7,277,460
   Interest (2)                                                                 233,488
                                                                          -------------
       Total investment income                                                7,510,948
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    2,248,322
   Administration fees                                                           25,663
   Custodian and accounting fees                                                 20,857
   Audit and tax services                                                        31,976
   Legal                                                                         22,951
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                         18,676
   Other                                                                          6,609
                                                                          -------------
       Total expenses                                                         2,393,428
       Less expenses reimbursed by the Manager                                 (139,303)
       Less broker commission recapture                                          (8,041)
                                                                          -------------
   Net expenses                                                               2,246,084
                                                                          -------------
   Net investment income                                                      5,264,864
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                          (53,163,732)
       Foreign currency                                                          (1,881)
                                                                          -------------
   Net realized loss on investments and foreign currency                    (53,165,613)
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (102,980,500)
       Foreign currency                                                              31
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (102,980,469)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (156,146,082)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(150,881,218)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      36,097
(2)Interest income includes securities lending net income of:                   209,286

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


BATTERYMARCH GROWTH AND INCOME PORTFOLIO
                                                                                  YEAR ENDED    YEAR ENDED
                                                                                 DECEMBER 31,  DECEMBER 31,
                                                                                     2008          2007
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $   5,264,864  $  5,027,595
    Net realized gain (loss) on investments and foreign currency                  (53,165,613)   50,064,452
    Net change in unrealized depreciation on investments and foreign currency    (102,980,469)  (19,100,728)
                                                                                -------------  ------------
    Net increase (decrease) in net assets resulting from operations              (150,881,218)   35,991,319
                                                                                -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                       (4,974,136)   (4,128,223)
    From net realized gains
     Class A                                                                      (49,532,248)  (32,293,127)
                                                                                -------------  ------------
    Net decrease in net assets resulting from distributions                       (54,506,384)  (36,421,350)
                                                                                -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                        1,473,554       639,046
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       54,506,384    36,421,350
    Cost of shares repurchased
     Class A                                                                      (51,777,739)  (79,344,080)
                                                                                -------------  ------------
    Net increase (decrease) in net assets from capital share transactions           4,202,199   (42,283,684)
                                                                                -------------  ------------
NET DECREASE IN NET ASSETS                                                       (201,185,403)  (42,713,715)
    Net assets at beginning of period                                             440,274,604   482,988,319
                                                                                -------------  ------------
    Net assets at end of period                                                 $ 239,089,201  $440,274,604
                                                                                =============  ============
    Net assets at end of period includes undistributed net investment income    $   5,204,969  $  4,974,895
                                                                                =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                   CLASS A
BATTERYMARCH GROWTH AND INCOME PORTFOLIO                                  ------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                          ------------------------
                                                                            2008     2007   2006(B)
                                                                          -------   ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 22.52   $22.56  $20.73
                                                                          -------   ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.26     0.24    0.19
Net Realized/Unrealized Gain (Loss) on Investment Activity...............   (7.61)    1.50    1.64
                                                                          -------   ------  ------
Total From Investment Operations.........................................   (7.35)    1.74    1.83
                                                                          -------   ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.26)   (0.20)     --
Distributions from Net Realized Capital Gains............................   (2.64)   (1.58)     --
                                                                          -------   ------  ------
Total Distributions......................................................   (2.90)   (1.78)     --
                                                                          -------   ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $ 12.27   $22.52  $22.56
                                                                          =======   ======  ======
TOTAL RETURN                                                               (36.87)%   7.85%   8.83%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.65 %   0.65%   0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.69 %   0.71%   0.72%*
Ratio of Net Investment Income to Average Net Assets.....................    1.52 %   1.06%   1.32%*
Portfolio Turnover Rate..................................................    69.2 %   81.4%   63.6%
Net Assets, End of Period (in millions).................................. $ 239.1   $440.3  $483.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Batterymarch Growth and Income Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A Shares are currently offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2006 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $53,123,237 $53,123,237

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under the arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Batterymarch Financial Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $2,248,322         0.65%    First $500 Million

                                  0.55%    $500 Million to $1 Billion

                                  0.50%    $1 Billion to $1.5 Billion

                                  0.45%    $1.5 Billion to $2 Billion

                                  0.40%    Over $2 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement for the Portfolio is permanent. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

         Maximum Expense Ratio under current
            Expense Limitation Agreement       Expenses Reimbursed in
         ----------------------------------- --------------------------
                       Class A                 2006     2007     2008
                       -------               -------- -------- --------

                        0.65%                $226,089 $223,355 $139,303

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Expense limitation for Class A, on a permanent basis, is 0.65% on first $500 million of assets, 0.55% on next $500 million of assets, 0.50% on next $500 million of assets, 0.45% on next $500 million of assets, and 0.40% on assets over $2 billion.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                         Net Decrease
             Beginning                                    in Shares     Ending
              Shares    Sales  Reinvestments Redemptions Outstanding    Shares
             ---------- ------ ------------- ----------- ------------ ----------

 Class A

 12/31/2008  19,554,703 80,917   2,980,119   (3,125,501)     (64,465) 19,490,238
 12/31/2007  21,406,745 28,082   1,642,822   (3,522,946)  (1,852,042) 19,554,703

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $239,850,153        $--        $283,180,988

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $311,370,063 $10,271,129  $(58,840,640)  $(48,569,511)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $23,879,215 $24,472,809     $--     $24,472,809

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS


The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gains          Total
     ---------------------- ----------------------- -----------------------
         2008       2007        2008       2007         2008       2007
     ----------- ---------- ----------- ----------- ----------- -----------

     $14,582,981 $7,559,639 $39,923,403 $28,861,711 $54,506,384 $36,421,350

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

    $5,204,969        $--      $(48,569,498)    $(53,123,237)   $(96,487,766)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Batterymarch Growth and Income Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Batterymarch Growth and Income Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for each of the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)  Term of Office                                                Complex
                          Held with    and Length of            Principal Occupation(s)              overseen
Name, Age and Address     the Trust     Time Served               During Past 5 Years              by Trustee**
---------------------     -----------  --------------  ------------------------------------------- ------------
The Executive Officers - continued
----------------------------------     --------------  ------------------------------------------- ------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,               N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to
New York, NY 10036                                     August 2006, Interim Chief Compliance
                                                       Officer, Met Investors Series Trust; since
                                                       April 2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------     -------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Batterymarch Growth and Income Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Batterymarch Growth and Income Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-year period ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the S&P 500 Index, for the same period. The Board noted the relatively short period since the Portfolio commenced operations. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Batterymarch Growth and Income Portfolio, the Board noted that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Batterymarch Growth and Income Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at lower asset levels but decreased below the asset-weighted average at higher asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                               DECEMBER 31, 2008
               MET INVESTORS SERIES TRUST
               BLACKROCK HIGH YIELD PORTFOLIO


               ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
BLACKROCK HIGH YIELD PORTFOLIO                      FOR THE YEAR ENDED 12/31/08
MANAGED BY BLACKROCK FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the 12 months ended December 31, 2008, the Portfolio had a return of (24.20)% for Class A Shares versus (25.88)% for its benchmark, the Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Capped Index/1/.

MARKET ENVIRONMENT/CONDITIONS

2008 was by far the worst calendar year that the high yield arena has ever experienced. During the period, the speculative grade universe continued to be plagued by volatility and the flight to quality exhibited in the markets. Despite a few brief rallies within the year, high yield debt underperformed all other fixed income asset classes. The large aversion to riskier assets was due to poor macroeconomic conditions such as the housing crisis, deteriorating labor markets, financially-stretched consumers and corporations, and the overall credit crunch. However, it was truly the poor technicals that weighed most heavily on the high yield space. The aftermath of the Lehman Brothers collapse sent the high yield market on a downward spiral from September through November that represents the worst three-month period on record for high yield. Lehman functioned as a huge bond dealer and counterparty, and its absence froze up liquidity in a high yield market where liquidity was already thin (new high yield issuance was already down tremendously from the previous year). In addition to the high yield market's own woes, severe technical conditions in the leveraged loan market throughout the year also affected high yield paper and caused it to trade down in sympathy with loans.

Over the year, high yield spreads versus U.S. Treasuries widened by 1,100 basis points (reaching an all-time high of 1,971 basis points as of December 11) and default rates continued to creep up. Though the market expectation is for defaults to rise significantly in the oncoming cycle, we believe this risk is more than priced into the high yield market, and the cheapness and huge yields offered by non-investment grade paper provide a substantial degree of protection against downside risk.

Though the team remains negative on the U.S. consumer and the economy, it has become much more constructive on the below investment grade market, as it believes that current high yield valuations more than compensate investors for potential risks. As the high yield market posted record spreads and yields during the quarter, the Portfolio took advantage of the relative cheapness in the market by purchasing solid companies at attractive discounts with good fundamentals and defendable cash flows. The larger sector overweights are in the wireless, automotive and independent energy sectors, while the larger sector underweights are in the information technology, healthcare and home construction sectors.

PORTFOLIO REVIEW/CURRENT POSITIONING

Strong security selection within CCC-rated credits and the Portfolio's small exposure to investment grade debt helped to lift returns. Security selection to the automotive and banking sectors, and an overweight in the wireless sector all added to performance. The Portfolio's large underweight in the information technology sector also boosted returns. In addition, the Portfolio's sizeable cash allocation was a significant contributor, as the cash market outperformed the high yield market during the year.

Conversely, the Portfolio's considerable exposure to bank loans negatively impacted returns. Bank loans had outperformed traditional non-investment grade debt through November, but their huge underperformance in the month of December caused their overall yearly returns to lag and drag down portfolio performance. Bank loans did not participate in the short rally experienced by the high yield market late in December and they continued to face technical selling pressure due to thin liquidity and hedge fund deleveraging. The Portfolio's underweight in BB-rated credits also detracted, as this credit tier trumped all the lower-rated classes in the below-investment-grade universe. From a sector perspective, security selection in the healthcare and paper sectors, and a portfolio underweight in the non-captive diversified sector all subtracted from returns.

At year-end, the Portfolio held underweights in BB-rated and B-rated issues, and a small overweight in CCC-rated issues. The Portfolio has continued to maintain its defensive posture via its meaningful allocation to floating rate bank loans and cash.

JAMES KEENAN
KEVIN BOOTH
Portfolio Managers
BLACKROCK FINANCIAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK HIGH YIELD PORTFOLIO                      FOR THE YEAR ENDED 12/31/08
MANAGED BY BLACKROCK FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                  Percent of
   Description                                                    Net Assets
   -------------------------------------------------------------------------
   NRG Energy, Inc. (7.375%, due 02/01/16)                          1.95%
   -------------------------------------------------------------------------
   Qwest Communications International, Inc.
    (7.500%, due 02/15/14)                                          1.73%
   -------------------------------------------------------------------------
   Tenet Healthcare Corp. (6.500%, due 06/01/12)                    1.30%
   -------------------------------------------------------------------------
   MetroPCS Wireless, Inc. (9.250%, due 11/01/14)                   1.28%
   -------------------------------------------------------------------------
   Windstream Corp. (8.625%, due 08/01/16)                          1.24%
   -------------------------------------------------------------------------
   Sprint Capital Corp. (7.625%, due 01/30/11)                      1.23%
   -------------------------------------------------------------------------
   Wind Acquisition Holdings Finance. (11.473%, due 06/17/15)       1.15%
   -------------------------------------------------------------------------
   Crown European Holdings S.A. (6.250%, due 09/01/11)              1.09%
   -------------------------------------------------------------------------
   DJO Finance LLC/DJO Finance Corp. (10.875%, due 11/15/14)        1.06%
   -------------------------------------------------------------------------
   American Real Estate Partners LP/American Real Estate Finance
    Corp. (7.125%, due 02/15/13)                                    1.04%
   -------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Common Stocks                            0.1%
Convertible Bonds                        2.9%
Convertible Preferred Stocks             1.0%
Domestic Bonds & Debt Securities        84.3%
Loan Participation                      11.5%
Preferred Stocks                         0.2%
Warrants                                 0.0%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK HIGH YIELD PORTFOLIO                      FOR THE YEAR ENDED 12/31/08
MANAGED BY BLACKROCK FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                   BLACKROCK HIGH YIELD PORTFOLIO MANAGED BY
                   BLACKROCK FINANCIAL MANAGEMENT, INC. VS.
BARCLAYS CAPITAL (FORMERLY LEHMAN BROTHERS) U.S. CORPORATE HIGH YIELD 2% ISSUER
                                CAPPED INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

               Barclays (formerly
                Lehman Brothers)              BlackRock
                 U.S. Corporate              High Yield
                High Yield 2%            Portfolio - Class A
              Issuer Cap Index/1/             Class B
              -------------------        -------------------
12/31/1998         $10,000                    $10,000
12/31/1999          10,239                     10,310
12/31/2000           9,646                      9,470
12/31/2001          10,173                      9,653
12/31/2002          10,148                     10,013
12/31/2003          13,069                     12,254
12/31/2004          14,525                     13,526
12/31/2005          14,926                     13,871
12/31/2006          16,532                     15,232
12/31/2007          16,907                     15,643
12/31/2008          12,532                     11,858


    ------------------------------------------------------------
                              Average Annual Return/2/
                           (for the period ended 12/31/08)
    ------------------------------------------------------------
                                                       Since
                      1 Year  3 Year 5 Year 10 Year Inception/3/
    ------------------------------------------------------------
    BlackRock High
    Yield Portfolio--
--  Class A           -24.20% -5.09% -0.66%  1.72%      3.56%
    Class B                --     --     --     --    -24.54%
    ------------------------------------------------------------
    Barclays Capital
    (formerly Lehman
    Brothers) U.S.
    Corporate High
    Yield 2% Issuer
- - Capped Index/1/   -25.88% -5.66% -0.84%  2.28%      3.58%
    ------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 08/30/1996. Inception of Class B shares is 4/28/08. Index returns are based on an inception date of 8/31/1996.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
BLACKROCK HIGH YIELD PORTFOLIO               ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  760.50        $3.05
  Hypothetical (5% return before expenses)      1,000.00      1,021.67         3.51
-------------------------------------------  ------------- ------------- ---------------

  Class B*                                     $1,000.00     $  760.20        $4.16
  Actual                                        1,000.00      1,020.41         4.77
  Hypothetical (5% return before expenses)
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.69% and 0.94% for the Class A and B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

         --------------------------------------------------------------
         SECURITY                                PAR         VALUE
         DESCRIPTION                            AMOUNT      (NOTE 2)
         --------------------------------------------------------------

         DOMESTIC BONDS & DEBT SECURITIES - 74.0%
         AEROSPACE & DEFENSE - 1.5%
         DRS Technologies, Inc.
          7.625%, due 02/01/18.............. $    400,000 $     402,000
          6.625%, due 02/01/16..............      390,000       391,950
         Hawker Beechcraft Acquisition Co.
           8.500%, due 04/01/15.............      510,000       211,650
         Hexcel Corp.
           6.750%, due 02/01/15.............      465,000       355,725
         L-3 Communications Corp.
          6.375%, due 10/15/15..............    1,055,000       991,700
          5.875%, due 01/15/15..............    1,610,000     1,457,050
         Sequa Corp.
           11.750%, due 12/01/15 (144A)(a)..    2,110,000       812,350
                                                          -------------
                                                              4,622,425
                                                          -------------
         AUTO COMPONENTS - 2.5%
         Allison Transmission, Inc.
          11.000%, due 11/01/15
            (144A)(a)(b)....................    1,200,000       594,000
          11.250%, due 11/01/15
            (144A)(a)(c)....................    1,015,000       406,000
         Goodyear Tire & Rubber Co. (The)
          6.318%, due 12/01/09(d)...........    2,795,000     2,557,425
          7.857%, due 08/15/11..............      915,000       764,025
          8.625%, due 12/01/11..............    3,330,000     2,780,550
         Lear Corp.
          5.750%, due 08/01/14..............      295,000       110,625
          8.750%, due 12/01/16..............      300,000        88,500
          Series B
            8.500%, due 12/01/13............      145,000        45,675
         Stanadyne Corp., Series 1
           10.000%, due 08/15/14............      250,000       171,250
         Stanadyne Holdings, Inc.
           0.000%/12.000%, due 02/15/15(e)..      125,000        56,875
                                                          -------------
                                                              7,574,925
                                                          -------------
         AUTOMOBILES - 0.1%
         Ford Capital B.V.
           9.500%, due 06/01/10.............      430,000       189,200
                                                          -------------
         BUILDING PRODUCTS - 0.5%
         Ainsworth Lumber Co., Ltd.
          11.000%, due 07/29/15
          (144A)(a)(c)......................       79,816        48,289
         Nortek, Inc.
           10.000%, due 12/01/13(b).........    2,180,000     1,493,300
                                                          -------------
                                                              1,541,589
                                                          -------------
         CAPITAL MARKETS - 0.3%
         E*TRADE Financial Corp.
           12.500%, due 11/30/17 (144A)(a)..    1,944,375       943,022
          12.500%, due 11/30/17.............      240,000       116,400
                                                          -------------
                                                              1,059,422
                                                          -------------

     ----------------------------------------------------------------------
     SECURITY                                        PAR         VALUE
     DESCRIPTION                                    AMOUNT      (NOTE 2)
     ----------------------------------------------------------------------

     CHEMICALS - 1.1%
     American Pacific Corp.
       9.000%, due 02/01/15..................... $    150,000 $     125,250
     CPG International I, Inc.
       10.500%, due 07/01/13....................      755,000       426,575
     Innophos, Inc.
       8.875%, due 08/15/14.....................    2,060,000     1,452,300
     MacDermid, Inc.
       9.500%, due 04/15/17 (144A)(a)...........    2,010,000     1,055,250
     Momentive Performance Materials, Inc.
       11.500%, due 12/01/16(b).................      610,000       183,000
     Nalco Finance Holdings, Inc.
      0.000%/9.000%, due 02/01/14(b)(e).........      216,000       156,600
     Rockwood Specialties Group, Inc.
       7.625%, due 11/15/14.....................       50,000        48,652
                                                              -------------
                                                                  3,447,627
                                                              -------------
     COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
     Aleris International, Inc.
      10.000%, due 12/15/16.....................    1,350,000       226,125
      9.000%, due 12/15/14(c)...................    1,665,000       108,225
     Allied Waste North America, Inc.
       6.375%, due 04/15/11.....................      410,000       389,703
      7.875%, due 04/15/13......................      710,000       675,099
      6.125%, due 02/15/14......................    1,135,000     1,028,271
      Series B 7.375%, due 04/15/14.............      400,000       378,404
     ARAMARK Corp.
       6.693%, due 02/01/15(d)..................      950,000       722,000
     Corrections Corp. of America
       7.500%, due 05/01/11.....................      815,000       810,925
     DI Finance/DynCorp International, Series B
       9.500%, due 02/15/13.....................    1,110,000       967,088
     iPayment, Inc.
       9.750%, due 05/15/14.....................      310,000       156,550
     Sunstate Equipment Co. LLC
       10.500%, due 04/01/13 (144A)(a)..........    2,670,000     1,401,750
     Tropicana Entertainment LLC
       9.625%, due 12/15/14(f)..................       70,000         1,050
     U.S. Investigations Services, Inc.
       10.500%, due 11/01/15 (144A)(a)..........      900,000       661,500
                                                              -------------
                                                                  7,526,690
                                                              -------------
     COMMERCIAL BANKS - 0.0%
     ATF Capital B.V.
       9.250%, due 02/21/14 (144A)(a)...........      100,000        65,500
     Shingle Springs Tribal Gaming Authority
       9.375%, due 06/15/15 (144A)(a)...........      170,000        85,850
                                                              -------------
                                                                    151,350
                                                              -------------
     COMMUNICATIONS EQUIPMENT - 0.7%
     Verso Paper Holdings LLC
       6.943%, due 08/01/14(d)..................      950,000       280,250
      9.125%, due 08/01/14......................    3,490,000     1,396,000
      11.375%, due 08/01/16.....................      930,000       283,650

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       --------------------------------------------------------------------
       SECURITY                                   PAR         VALUE
       DESCRIPTION                               AMOUNT      (NOTE 2)
       --------------------------------------------------------------------

       COMMUNICATIONS EQUIPMENT - CONTINUED
       Viant Holdings, Inc.
         10.125%, due 07/15/17 (144A)(a)..... $    236,000 $      79,060
                                                           -------------
                                                               2,038,960
                                                           -------------
       COMPUTERS & PERIPHERALS - 0.8%
       SunGard Data Systems, Inc.
         9.125%, due 08/15/13................    1,125,000       978,750
        10.625%, due 05/15/15 (144A)(a)......    1,800,000     1,548,000
                                                           -------------
                                                               2,526,750
                                                           -------------
       CONSTRUCTION & ENGINEERING - 0.5%
       ESCO Corp.
         8.625%, due 12/15/13 (144A)(a)......    2,180,000     1,536,900
                                                           -------------
       CONSTRUCTION MATERIALS - 0.1%
       Texas Industries, Inc.
         7.250%, due 07/15/13................      450,000       349,875
                                                           -------------
       CONSUMER FINANCE - 4.0%
       FCE Bank Plc
         3.991%, due 09/30/09(d).............      465,000       471,859
        7.125%, due 01/16/12.................    3,500,000     2,554,215
       Ford Motor Credit Co. LLC
         5.700%, due 01/15/10................       50,000        42,501
        5.800%, due 01/12/09.................      310,000       309,123
        6.323%, due 01/15/10(d)..............    1,600,000     1,282,000
        7.246%, due 06/15/11(b)(d)...........      676,000       447,005
        7.569%, due 01/13/12(d)..............    1,030,000       670,787
        7.800%, due 06/01/12(b)..............    3,000,000     2,106,144
       GMAC LLC
         6.000%, due 12/15/11 (144A)(a)......       72,000        58,244
        6.875%, due 08/28/12 (144A)(a).......      284,000       217,993
        4.403%, due 12/01/14
        (144A)(a)(d).........................    1,667,000       935,604
        6.750%, due 12/01/14 (144A)(a).......    2,870,000     1,835,566
        8.000%, due 11/01/31 (144A)(a).......    2,526,000     1,501,429
                                                           -------------
                                                              12,432,470
                                                           -------------
       CONTAINERS & PACKAGING - 2.5%
       Ball Corp.
         6.625%, due 03/15/18................      175,000       157,062
       Berry Plastics Holding Corp.
         8.875%, due 09/15/14................      580,000       255,200
       Cascades, Inc.
         7.250%, due 02/15/13................    1,400,000       721,000
       Crown European Holdings S.A.
         6.250%, due 09/01/11................    2,745,000     3,376,881
       Graphic Packaging International Corp.
         9.500%, due 08/15/13(b).............    2,015,000     1,400,425
       Graphic Packaging International, Inc.
         8.500%, due 08/15/11(b).............      515,000       432,600
       Jefferson Smurfit Corp.
         8.250%, due 10/01/12................      175,000        30,625

     ---------------------------------------------------------------------
     SECURITY                                       PAR         VALUE
     DESCRIPTION                                   AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------

     CONTAINERS & PACKAGING - CONTINUED
     Owens-Brockway Glass Container, Inc.
       8.250%, due 05/15/13.................... $    400,000 $     396,000
      6.750%, due 12/01/14.....................      465,000       507,403
     Pregis Corp.
       12.375%, due 10/15/13...................    1,020,000       464,100
     Russell-Stanley Holdings, Inc.
       9.000%, due 11/30/08
       (144A)(a)(f)(g).........................       18,258             0
     Smurfit-Stone Container Enterprises, Inc.
       8.000%, due 03/15/17(b).................      355,000        69,225
                                                             -------------
                                                                 7,810,521
                                                             -------------
     DISTRIBUTORS - 0.6%
     NSG Holdings LLC
       7.750%, due 12/15/25 (144A)(a)..........    2,465,000     1,935,025
                                                             -------------
     DIVERSIFIED CONSUMER SERVICES - 0.0%
     American Achievement Group Holding Corp.
       14.750%, due 10/01/12(c)................        3,825         1,410
     Service Corp. International
       7.875%, due 02/01/13....................       60,000        53,775
      7.625%, due 10/01/18.....................      115,000        85,675
                                                             -------------
                                                                   140,860
                                                             -------------
     DIVERSIFIED FINANCIAL SERVICES - 1.2%
     CCM Merger, Inc.
       8.000%, due 08/01/13 (144A)(a)..........      695,000       361,400
     GrafTech Finance, Inc.
       10.250%, due 02/15/12...................        8,000         7,320
     Hexion U.S. Finance Corp./Hexion Nova
       Scotia Finance ULC
       6.649%, due 11/15/14(b)(d)..............    1,650,000       453,750
      9.750%, due 11/15/14.....................      370,000       107,300
     JPMorgan Chase & Co.
       7.900%, due 04/29/49....................    1,270,000     1,059,213
     Leucadia National Corp.
       8.125%, due 09/15/15....................    1,000,000       807,500
     Residential Capital LLC
       8.500%, due 05/15/10 (144A)(a)..........    1,050,000       582,750
      8.375%, due 06/30/10.....................      750,000       266,250
     Snoqualmie Entertainment Authority
       6.875%, due 02/01/14
      (144A)(a)(d).............................      165,000        96,525
                                                             -------------
                                                                 3,742,008
                                                             -------------
     DIVERSIFIED TELECOMMUNICATION SERVICES - 9.3%
     BCM Ireland Preferred Equity, Ltd.
       11.245%, due 02/15/17(c)(d).............      175,258        24,362
     Cincinnati Bell, Inc.
       7.250%, due 07/15/13....................    2,890,000     2,557,650
     Citizens Communications Co.
       6.250%, due 01/15/13....................    2,485,000     2,124,675
      7.875%, due 01/15/27.....................    1,235,000       722,475

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      --------------------------------------------------------------------
      SECURITY                                      PAR         VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
      Digicel Group, Ltd.
        8.875%, due 01/15/15
         (144A)(a)(b).......................... $  1,485,000 $     972,675
       9.125%, due 01/15/15
         (144A)(a)(b)..........................    2,357,665     1,497,117
      Inmarsat Finance II Plc
        10.375%, due 11/15/12..................      100,000        89,125
      Inmarsat Finance Plc
        7.625%, due 06/30/12...................      190,000       166,488
      Intelsat Subsidiary Holding Co., Ltd.
        8.500%, due 01/15/13 (144A)(a).........      750,000       697,500
      Nordic Telephone Holdings Co.
        8.875%, due 05/01/16 (144A)(a).........    1,245,000       877,725
      Nortel Networks, Ltd.
        9.003%, due 07/15/11(d)(f).............    1,685,000       429,675
      Qwest Communications International, Inc.
        5.649%, due 02/15/09(d)................      230,000       230,000
       7.500%, due 02/15/14....................    7,430,000     5,349,600
      Qwest Corp.
        7.500%, due 10/01/14-06/15/23..........    1,730,000     1,223,550
       6.875%, due 09/15/33....................      785,000       471,000
       7.125%, due 11/15/43....................      200,000       121,000
      Sprint Capital Corp.
        7.625%, due 01/30/11...................    4,540,000     3,792,593
       6.875%, due 11/15/28....................      910,000       542,549
      Virgin Media Finance Plc
        8.750%, due 04/15/14...................      285,000       215,175
       9.125%, due 08/15/16....................      250,000       186,250
      West Corp.
        9.500%, due 10/15/14...................    2,000,000     1,110,000
       11.000%, due 10/15/16(b)................    2,095,000       984,650
      Wind Acquisition Finance S.A.
        10.750%, due 12/01/15 (144A)(a)........      600,000       519,000
      Windstream Corp.
        8.625%, due 08/01/16...................    4,295,000     3,822,550
                                                             -------------
                                                                28,727,384
                                                             -------------
      ELECTRIC UTILITIES - 3.5%
      AES Ironwood LLC
        8.857%, due 11/30/25...................    1,267,798     1,109,323
      AES Red Oak LLC
        8.540%, due 11/30/19...................      820,232       725,905
       Series B 9.200%, due 11/30/29...........      650,000       562,250
      Edison Mission Energy
        7.750%, due 06/15/16...................      720,000       644,400
       7.500%, due 06/15/13....................       60,000        55,200
       7.000%, due 05/15/17....................      655,000       573,125
       7.200%, due 05/15/19....................    1,210,000       998,250
      Elwood Energy LLC
        8.159%, due 07/05/26...................    1,377,139       940,534

    -----------------------------------------------------------------------
    SECURITY                                         PAR         VALUE
    DESCRIPTION                                     AMOUNT      (NOTE 2)
    -----------------------------------------------------------------------

    ELECTRIC UTILITIES - CONTINUED
    FMG Finance Property, Ltd.
      6.203%, due 09/01/11
      (144A)(a)(d).............................. $    700,000 $     430,500
    FPL Energy National Wind
      6.125%, due 03/25/19 (144A)(a)............       94,470        82,217
    Ipalco Enterprises, Inc.
      8.625%, due 11/14/11......................      525,000       493,500
     7.250%, due 04/01/16 (144A)(a).............      545,000       449,625
    Midwest Generation LLC
      8.560%, due 01/02/16......................      200,352       191,336
    Tenaska Alabama Partners LP
      7.000%, due 06/30/21 (144A)(a)............    1,332,064     1,051,448
    Texas Competitive Electric Holdings Co. LLC
      10.250%, due 11/01/15 (144A)(a)...........    2,165,000     1,547,975
     10.500%, due 11/01/15 (144A)(a)............      450,000       321,750
     10.500%, due 11/01/16
     (144A)(a)(c)...............................    1,075,000       542,875
                                                              -------------
                                                                 10,720,213
                                                              -------------
    ELECTRICAL EQUIPMENT - 1.0%
    Orascom Telecom Finance SCA
      7.875%, due 02/08/14 (144A)(a)............      305,000       163,175
    TL Acquisitions, Inc.
      10.500%, due 01/15/15 (144A)(a)...........    5,885,000     2,442,275
     0.000%/13.250%, due 07/15/15
     (144A)(a)(e)...............................    1,365,000       402,675
                                                              -------------
                                                                  3,008,125
                                                              -------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
    Mobile Services Group, Inc./Mobile Storage
      Group, Inc.
      9.750%, due 08/01/14......................       75,000        53,625
    Sanmina-SCI Corp.
      8.125%, due 03/01/16......................      425,000       167,875
                                                              -------------
                                                                    221,500
                                                              -------------
    ENERGY EQUIPMENT & SERVICES - 1.1%
    Compagnie Generale de Geophysique
      7.500%, due 05/15/15(b)...................      130,000        81,250
     7.750%, due 05/15/17.......................    2,615,000     1,529,775
    Drummond Co., Inc.
      7.375%, due 02/15/16 (144A)(a)............      980,000       480,200
    Hornbeck Offshore Services, Inc.
      6.125%, due 12/01/14......................      180,000       117,900
    North American Energy Partners, Inc.
      8.750%, due 12/01/11(b)...................      835,000       638,775
    Southern Star Central Corp.
      6.750%, due 03/01/16 (144A)(a)............      690,000       576,150
     6.750%, due 03/01/16.......................       50,000        41,750
                                                              -------------
                                                                  3,465,800
                                                              -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                     PAR         VALUE
      DESCRIPTION                                 AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      FOOD & STAPLES RETAILING - 0.3%
      Buffets, Inc.
        12.500%, due 11/01/14
        (144A)(a)(f).......................... $     60,000 $         413
      Rite Aid Corp.
        7.500%, due 03/01/17(b)...............    1,360,000       890,800
                                                            -------------
                                                                  891,213
                                                            -------------
      GAS UTILITIES - 0.5%
      Energy Future Holdings Corp.
        11.250%, due 11/01/17
        (144A)(a)(c)..........................    3,100,000     1,519,000
                                                            -------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
      Biomet, Inc.
        10.000%, due 10/15/17.................      690,000       665,850
       11.625%, due 10/15/17..................      410,000       352,600
      DJO Finance LLC/DJO Finance Corp.
        10.875%, due 11/15/14.................    4,500,000     3,262,500
                                                            -------------
                                                                4,280,950
                                                            -------------
      HEALTH CARE PROVIDERS & SERVICES - 2.2%
      Community Health Systems, Inc.
        8.875%, due 07/15/15..................    2,130,000     1,970,250
      Tenet Healthcare Corp.
        6.375%, due 12/01/11..................      575,000       447,062
       6.500%, due 06/01/12(b)................    5,235,000     4,004,775
      Vanguard Health Holding Co. II
        9.000%, due 10/01/14..................      385,000       323,400
                                                            -------------
                                                                6,745,487
                                                            -------------
      HOTELS, RESTAURANTS & LEISURE - 1.9%
      Fontainebleau Las Vegas Holdings LLC/
        Fontainebleau Las Vegas Capital Corp.
        10.250%, due 06/15/15 (144A)(a).......    1,425,000       146,063
      Gaylord Entertainment Co.
        8.000%, due 11/15/13..................    1,245,000       865,275
       6.750%, due 11/15/14...................      175,000       109,375
      Great Canadian Gaming Corp.
        7.250%, due 02/15/15 (144A)(a)........      850,000       582,250
      Harrah's Operating Co., Inc.
        10.750%, due 02/01/16 (144A)(a).......    1,017,000       294,930
       10.750%, due 02/01/18
       (144A)(a)(b)(c)........................    2,738,000       369,630
       10.000%, due 12/15/18 (144A)(a)........      909,000       331,785
      Landry's Restaurants, Inc.
        9.500%, due 12/15/14(b)...............    1,005,000     1,010,025
      Mandalay Resort Group
        9.375%, due 02/15/10..................       18,000        13,230
       8.500%, due 09/15/10...................       10,000         8,450
      MGM Mirage, Inc.
        6.000%, due 10/01/09..................      690,000       662,400
      River Rock Entertainment Authority
        9.750%, due 11/01/11..................       45,000        37,575

     ---------------------------------------------------------------------
     SECURITY                                       PAR         VALUE
     DESCRIPTION                                   AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------

     HOTELS, RESTAURANTS & LEISURE - CONTINUED
     Virgin River Casino Corp.
       9.000%, due 01/15/12.................... $  1,800,000 $     549,000
     Waterford Gaming LLC
       8.625%, due 09/15/14 (144A)(a)..........      950,000       674,500
     Wynn Las Vegas LLC/Wynn Las Vegas Capital
       6.625%, due 12/01/14(b).................      375,000       285,000
                                                             -------------
                                                                 5,939,488
                                                             -------------
     HOUSEHOLD DURABLES - 1.2%
     Catalina Marketing Corp.
       10.500%, due 10/01/15
       (144A)(a)(c)............................    3,475,000     2,102,375
     Centex Corp.
       4.550%, due 11/01/10....................      140,000       116,900
     Jarden Corp.
       7.500%, due 05/01/17(b).................    1,230,000       845,625
     Ryerson, Inc.
       10.568%, due 11/01/14
      (144A)(a)(d).............................      660,000       438,900
      12.000%, due 11/01/15 (144A)(a)..........      155,000        96,488
     Stanley-Martin Communities LLC
       9.750%, due 08/15/15....................      450,000       130,500
                                                             -------------
                                                                 3,730,788
                                                             -------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.2%
     NRG Energy, Inc.
       7.250%, due 02/01/14....................      245,000       229,688
      7.375%, due 02/01/16-01/15/17............    6,725,000     6,268,512
      3.662%, due 02/01/13.....................      213,958       188,416
                                                             -------------
                                                                 6,686,616
                                                             -------------
     INDUSTRIAL - DIVERSIFIED - 0.5%
     Harland Clarke Holdings Corp.
       6.899%, due 05/15/15(d).................       50,000        16,250
      9.500%, due 05/15/15.....................       60,000        23,100
     Ply Gem Industries, Inc.
       11.750%, due 06/15/13...................    2,735,000     1,490,575
                                                             -------------
                                                                 1,529,925
                                                             -------------
     INSURANCE - 0.0%
     USI Holdings Corp.
       6.024%, due 11/15/14
       (144A)(a)(d)............................       80,000        32,900
                                                             -------------
     INTERNET SOFTWARE & SERVICES - 0.4%
     Impress Holdings B.V.
       7.878%, due 09/15/13
       (144A)(a)(d)............................    2,160,000     1,093,500
                                                             -------------
     LIFE SCIENCES TOOLS & SERVICES - 0.1%
     Bio-Rad Laboratories, Inc.
       6.125%, due 12/15/14....................      225,000       181,688
                                                             -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
     SECURITY                                        PAR         VALUE
     DESCRIPTION                                    AMOUNT      (NOTE 2)
     ----------------------------------------------------------------------

     MACHINERY - 0.6%
     Accuride Corp.
       8.500%, due 02/01/15(b).................. $    720,000 $     239,400
     American Railcar Industries, Inc.
       7.500%, due 03/01/14.....................       60,000        39,900
     Terex Corp.
       7.375%, due 01/15/14.....................      205,000       179,375
     Titan International, Inc.
       8.000%, due 01/15/12.....................    1,790,000     1,333,550
                                                              -------------
                                                                  1,792,225
                                                              -------------
     MANUFACTURING - 0.0%
     RBS Global, Inc./Rexnord Corp.
       8.875%, due 09/01/16.....................      105,000        61,950
                                                              -------------
     MARINE - 0.0%
     Holt Group, Inc.
       9.750%, due 01/15/06(f)(g)...............      100,000             0
     Navios Maritime Holdings, Inc.
       9.500%, due 12/15/14.....................       36,000        20,160
                                                              -------------
                                                                     20,160
                                                              -------------
     MEDIA - 6.1%
     Affinion Group, Inc.
       10.125%, due 10/15/13....................    1,185,000       870,975
     Cablevision Systems Corp.,
       Series B 8.334%, due 04/01/09(d).........    3,150,000     3,157,875
     CCH I Holdings LLC
       9.920%, due 04/01/14(b)..................      110,000         4,950
     CCH II LLC/CCH II Capital Corp.
       10.250%, due 09/15/10(b).................    4,435,000     2,062,275
      Series B 10.250%, due 09/15/10............    1,515,000       674,175
     CCH LLC/CCH Capital Corp.
       8.375%, due 04/30/14 (144A)(a)...........      550,000       423,500
     CMP Susquehanna Corp.
       9.875%, due 05/15/14.....................    1,525,000        68,625
     CSC Holdings, Inc., Series B
       8.125%, due 07/15/09.....................      200,000       199,500
      7.625%, due 04/01/11......................    1,010,000       956,975
     DirecTV Holdings LLC/DirecTV Financing Co.
       8.375%, due 03/15/13.....................      526,000       526,000
      7.625%, due 05/15/16(b)...................    1,435,000     1,399,125
     EchoStar DBS Corp.
       6.375%, due 10/01/11.....................      400,000       373,000
      6.625%, due 10/01/14......................    1,175,000       984,062
      7.000%, due 10/01/13......................    2,905,000     2,534,612
     Local Insight Regatta Holdings, Inc.
       11.000%, due 12/01/17....................      524,000       138,860
     Mediacom Broadband LLC
       8.500%, due 10/15/15.....................      830,000       544,688
     Newsday, Inc.
       10.000%, due 08/01/13....................      965,000       786,475

      -------------------------------------------------------------------
      SECURITY                                     PAR         VALUE
      DESCRIPTION                                 AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      MEDIA - CONTINUED
      Nielsen Finance LLC/Nielsen Finance Co.
        10.000%, due 08/01/14................. $    900,000 $     724,500
      Rainbow National Services LLC
        10.375%, due 09/01/14 (144A)(a).......    1,978,000     1,770,310
       8.750%, due 09/01/12 (144A)(a).........      210,000       190,050
      Shaw Communications, Inc.
        7.250%, due 04/06/11(b)...............      375,000       356,250
      Spansion, Inc.
       5.328%, due 06/01/13
       (144A)(a)(d)...........................      950,000       175,750
                                                            -------------
                                                               18,922,532
                                                            -------------
      METALS & MINING - 3.9%
      AK Steel Corp.
        7.750%, due 06/15/12..................      455,000       357,175
      Atlas Energy Resources LLC
        10.750%, due 02/01/18 (144A)(a).......    2,635,000     1,620,525
      Atlas Pipeline Partners LP
        8.750%, due 06/15/18 (144A)(a)........    1,120,000       739,200
      Century Aluminum Co.
        7.500%, due 08/15/14..................      610,000       353,800
      CII Carbon LLC
        11.125%, due 11/15/15 (144A)(a).......      685,000       441,825
      Evraz Group S.A.
       8.875%, due 04/24/13 (144A)(a).........    1,030,000       530,450
       9.500%, due 04/24/18
       (144A)(a)(b)...........................      690,000       348,450
      FMG Finance Property, Ltd.
        10.625%, due 09/01/16 (144A)(a).......    1,215,000       710,775
      Foundation Pennsylvania Coal Co.
        7.250%, due 08/01/14..................      950,000       783,750
      Freeport-McMoRan Copper & Gold, Inc.
       8.375%, due 04/01/17...................    1,140,000       936,095
       7.084%, due 04/01/15(b)(d).............    1,585,000     1,048,081
      Novelis, Inc.
        7.250%, due 02/15/15..................      355,000       207,675
      Peabody Energy Corp.
        7.375%, due 11/01/16(b)...............    1,650,000     1,559,250
      Steel Dynamics, Inc.
        7.375%, due 11/01/12..................    2,400,000     1,764,000
      Vedanta Resources Plc
        9.500%, due 07/18/18 (144A)(a)........      985,000       517,125
                                                            -------------
                                                               11,918,176
                                                            -------------
      OIL, GAS & CONSUMABLE FUELS - 8.1%
      Arch Western Financial LLC
        6.750%, due 07/01/13..................    1,955,000     1,710,625
      Berry Petroleum Co.
        8.250%, due 11/01/16..................      205,000       111,725
      Chaparral Energy, Inc.
        8.500%, due 12/01/15..................      740,000       151,700

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

         -------------------------------------------------------------
         SECURITY                               PAR         VALUE
         DESCRIPTION                           AMOUNT      (NOTE 2)
         -------------------------------------------------------------

         OIL, GAS & CONSUMABLE FUELS - CONTINUED
         Chesapeake Energy Corp.
          6.250%, due 01/15/18............. $    655,000 $     487,975
          6.375%, due 06/15/15.............    1,000,000       795,000
          7.250%, due 12/15/18(b)..........    1,880,000     1,475,800
          6.875%, due 11/15/20.............      400,000       290,000
         Cimarex Energy Co.
           7.125%, due 05/01/17............    1,610,000     1,263,850
         Compton Petroleum Finance Corp.
           7.625%, due 12/01/13............    1,755,000       535,275
         Connacher Oil and Gas, Ltd.
           10.250%, due 12/15/15 (144A)(a).    2,015,000       816,075
         Denbury Resources, Inc.
           7.500%, due 04/01/13-12/15/15...      745,000       542,675
         Dynegy Holdings, Inc.
          8.375%, due 05/01/16.............      645,000       461,175
          7.750%, due 06/01/19.............    1,920,000     1,334,400
         Dynegy Roseton/Danskammer
           Pass Through Trust Series B
           7.670%, due 11/08/16............    1,325,000       941,578
         El Paso Corp.
           6.700%, due 02/15/27............       62,930        35,341
         Encore Acquisition Co.
           6.000%, due 07/15/15............    1,125,000       731,250
         EXCO Resources, Inc.
           7.250%, due 01/15/11............    2,825,000     2,217,625
         Forest Oil Corp.
           7.250%, due 06/15/19 (144A)(a)..    2,360,000     1,734,600
         Newfield Exploration Co.
          6.625%, due 09/01/14-04/15/16....      925,000       743,125
          7.125%, due 05/15/18.............      450,000       357,750
         OPTI Canada, Inc.
          7.875%, due 12/15/14.............    1,155,000       594,825
          8.250%, due 12/15/14.............    2,875,000     1,566,875
         PetroHawk Energy Corp.
           7.875%, due 06/01/15 (144A)(a)..    2,385,000     1,776,825
         Range Resources Corp.
          7.375%, due 07/15/13.............      950,000       833,625
          6.375%, due 03/15/15.............      200,000       163,000
          7.500%, due 05/15/16.............       75,000        65,438
         Sabine Pass LNG LP
           7.500%, due 11/30/16............      300,000       217,500
         SandRidge Energy, Inc.
          8.625%, due 04/01/15(c)..........      885,000       469,050
          8.000%, due 06/01/18 (144A)(a)...    1,510,000       845,600
         Southwestern Energy Co.
           7.500%, due 02/01/18 (144A)(a)..      325,000       286,000
         Swift Energy Co.
           7.125%, due 06/01/17............      825,000       470,250
         Tennessee Gas Pipeline Co.
           7.500%, due 04/01/17............      150,000       133,063

     ---------------------------------------------------------------------
     SECURITY                                       PAR         VALUE
     DESCRIPTION                                   AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------

     OIL, GAS & CONSUMABLE FUELS - CONTINUED
     Whiting Petroleum Corp.
       7.250%, due 05/01/12- 05/01/13.......... $  1,150,000 $     849,375
                                                             -------------
                                                                25,008,970
                                                             -------------
     PAPER & FOREST PRODUCTS - 1.2%
     Boise Cascade LLC
       7.125%, due 10/15/14....................      463,000       261,595
     Bowater, Inc.
      9.000%, due 08/01/09.....................    1,490,000       394,850
      4.996%, due 03/15/10(d)..................      240,000        39,600
     Domtar Corp.
       7.125%, due 08/15/15....................      895,000       586,225
     Georgia-Pacific Corp.
       7.700%, due 06/15/15....................      380,000       290,700
     Georgia-Pacific LLC
       8.125%, due 05/15/11....................      650,000       614,250
     NewPage Corp.
       10.000%, due 05/01/12...................    3,745,000     1,666,525
                                                             -------------
                                                                 3,853,745
                                                             -------------
     PHARMACEUTICALS - 1.1%
     Angiotech Pharmaceuticals, Inc.
       5.953%, due 12/01/13(d).................    1,710,000       837,900
     Axcan Intermediate Holdings, Inc.
       12.750%, due 03/01/16...................      780,000       659,100
     Catalent Pharma Solutions, Inc.
      9.500%, due 04/15/15(b)(c)...............    1,020,000       392,700
      9.750%, due 04/15/17.....................      144,000        52,044
     Sally Holdings LLC
       10.500%, due 11/15/16(b)................      329,000       225,365
     Sequa Corp.
       13.500%, due 12/01/15 (144A)(a).........    3,430,330     1,114,857
                                                             -------------
                                                                 3,281,966
                                                             -------------
     REAL ESTATE - 1.2%
     American Real Estate Partners LP/American
       Real Estate Finance Corp.
       7.125%, due 02/15/13....................    4,615,000     3,207,425
     Ashton Woods USA LLC/Ashton Woods
       Finance Co.
       9.500%, due 10/01/15(f).................      230,000        47,150
     Realogy Corp.
      10.500%, due 04/15/14....................    1,830,000       324,825
      12.375%, due 04/15/15....................      382,000        53,480
                                                             -------------
                                                                 3,632,880
                                                             -------------
     REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
     BMS Holdings, Inc.
       10.595%, due 02/15/12
       (144A)(a)(d)............................      628,521       238,838
                                                             -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

         ----------------------------------------------------------------
         SECURITY                               PAR         VALUE
         DESCRIPTION                           AMOUNT      (NOTE 2)
         ----------------------------------------------------------------

         ROAD & RAIL - 0.3%
         Marsico Parent Co. LLC
           10.625%, due 01/15/16(h)........ $  1,432,000 $     660,510
         Marsico Parent Holdco LLC
           12.500%, due 07/15/16(c)(h).....      544,103       250,967
         Marsico Parent Superholdco LLC
           14.500%, due 01/15/18(h)........      368,249       169,855
                                                         -------------
                                                             1,081,332
                                                         -------------
         SOFTWARE - 0.3%
         First Data Corp.
           9.875%, due 09/24/15(b).........    1,650,000     1,006,500
                                                         -------------
         SPECIALTY RETAIL - 0.7%
         Asbury Automotive Group, Inc.
           7.625%, due 03/15/17(b).........      880,000       413,600
         General Nutrition Centers, Inc.
          7.584%, due 03/15/14(b)(c)(d)....    1,000,000       565,000
          10.750%, due 03/15/15............      350,000       197,750
         Group 1 Automotive, Inc.
           8.250%, due 08/15/13(b).........      300,000       202,500
         Michaels Stores, Inc.
          10.000%, due 11/01/14(b).........       90,000        41,400
          11.375%, due 11/01/16(b).........      370,000       122,100
         United Auto Group, Inc.
           7.750%, due 12/15/16(b).........    1,260,000       592,200
                                                         -------------
                                                             2,134,550
                                                         -------------
         TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.9%
         Broadview Networks Holdings, Inc.
           11.375%, due 09/01/12...........    1,835,000     1,275,325
         Intelsat Corp.
           9.250%, due 06/15/16 (144A)(a)..    1,500,000     1,372,500
                                                         -------------
                                                             2,647,825
                                                         -------------
         TEXTILES, APPAREL & LUXURY GOODS - 0.1%
         Levi Strauss & Co.
           9.750%, due 01/15/15............      575,000       428,375
          8.875%, due 04/01/16.............       40,000        27,400
                                                         -------------
                                                               455,775
                                                         -------------
         TOBACCO - 0.3%
         Vector Group, Ltd.
           11.000%, due 08/15/15...........    1,330,000     1,004,150
                                                         -------------
         TRADING COMPANIES & DISTRIBUTORS - 0.1%
         Russel Metals, Inc.
           6.375%, due 03/01/14............      230,000       178,250
                                                         -------------
         TRANSPORTATION - 0.0%
         Travelport LLC
           11.875%, due 09/01/16(b)........      100,000        28,500
                                                         -------------
         WIRELESS TELECOMMUNICATION SERVICES - 4.5%
         American Tower Corp.
           7.125%, due 10/15/12............      140,000       138,600

       ---------------------------------------------------------------------
       SECURITY                                    PAR            VALUE
       DESCRIPTION                                AMOUNT         (NOTE 2)
       ---------------------------------------------------------------------

       WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
       Centennial Communications Corp.
         10.000%, due 01/01/13(b)              $    200,000    $     208,000
        10.47875%, due 01/01/13(d)                  125,000          121,875
        8.125%, due 02/01/14                      2,100,000        2,142,000
       Cricket Communications, Inc.
         9.375%, due 11/01/14                     1,410,000        1,276,050
        10.000%, due 07/15/2012 (144A)(a)         2,760,000        2,539,200
       FiberTower Corp.
         9.000%, due 11/15/12                       685,000          147,275
       iPCS, Inc.
         5.318%, due 05/01/13(d)                  3,250,000        2,323,750
       MetroPCS Wireless, Inc.
         9.250%, due 11/01/14                     4,400,000        3,960,000
       Sprint Nextel Corp.
         1.866%, due 06/28/10(d)                  1,200,000        1,005,682
                                                               -------------
                                                                  13,862,432
                                                               -------------
       Total Domestic Bonds & Debt Securities
       (Cost $334,450,832)                                       228,531,930
                                                               -------------

       CONVERTIBLE BONDS - 2.5%
       DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
       NTL Cable Plc
         8.750%, due 04/15/14(b)                    175,000          175,146
                                                               -------------
       ENERGY EQUIPMENT & SERVICES - 0.2%
       Transocean, Ltd.
         1.625%, due 12/15/37                       640,000          560,800
                                                               -------------
       FOOD PRODUCTS - 0.2%
       Tyson Foods, Inc. - Class A
         3.250%, due 10/15/13                       810,000          657,113
                                                               -------------
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
       Hologic, Inc.
         2.000%/0.000% 2.000%, due
         12/15/37(i)                              2,070,000        1,213,537
                                                               -------------
       IT SERVICES - 0.1%
       Alliance Data Systems Corp.
         1.750%, due 08/01/13 (144A)(a)             660,000          498,300
                                                               -------------
       MARINE - 0.2%
       Horizon Lines, Inc.
         4.250%, due 08/15/12                     1,120,000          579,600
                                                               -------------
       MEDIA - 0.3%
       Virgin Media, Inc.
         6.500%, due 11/15/16 (144A)(a)           2,010,000          879,375
                                                               -------------
       METALS & MINING - 0.3%
       Newmont Mining Corp.
         1.625%, due 07/15/17                       955,000        1,019,462
                                                               -------------
       OIL, GAS & CONSUMABLE FUELS - 0.2%
       Chesapeake Energy Corp.
         2.250%, due 12/15/38                     1,250,000          567,188
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

         -------------------------------------------------------------
         SECURITY                               PAR         VALUE
         DESCRIPTION                           AMOUNT      (NOTE 2)
         -------------------------------------------------------------

         WIRELESS TELECOMMUNICATION SERVICES - 0.5%
         American Tower Corp.
           3.000%, due 08/15/12............ $    390,000 $     567,450
         American Tower Corp. - Class A
           5.000%, due 02/15/10............    1,025,000     1,005,328
         FiberTower Corp.
           9.000%, due 11/15/12 (144A)(a)..      170,000        36,550
                                                         -------------
                                                             1,609,328
                                                         -------------
         Total Convertible Bonds
         (Cost $10,434,865)                                  7,759,849
                                                         -------------
         LOAN PARTICIPATION - 10.1%
         Abbot Turbo Mezzanine Bridge
           14.500%, due 03/15/18(d)........    3,130,431     3,067,823
         Allison Transmission, Inc.
           4.606%, due 08/07/14(d).........    1,423,410       815,493
          4.851%, due 08/07/14(d)..........    3,261,545     1,868,588
         Bausch & Lomb
           4.807%, due 04/11/15(d).........      209,396       119,966
          7.011%, due 04/11/15(d)..........      829,210       569,854
         Building Materials Corp.
           5.562%, due 02/24/14(d).........      744,389       445,569
         Calpine Corp.
           6.645%, due 03/29/09(d).........      994,975       739,833
         Community Health Systems, Inc.
           1.000%, due 06/18/14(d).........       48,777        38,436
          4.446%, due 06/18/14(d)..........      953,735       751,544
         Dana Exit
           7.273%, due 01/31/15(d).........    2,523,380     1,198,605
         Delphi Auto
           8.500%, due 03/31/09(d).........    1,815,921       375,874
         Dollar General
           5.750%, due 07/03/14(d).........    1,590,000     1,239,707
         Dynegy Holdings, Inc.
           2.940%, due 04/02/13(d).........      699,922       532,641
         Education Media, Inc.
           6.487%, due 11/14/14(d).........    1,972,330     1,232,706
          11.987%, due 11/14/14(d).........    5,231,775     3,139,065
         Ford Motor Co.
           4.430%, due 12/16/13(d).........    1,640,491       673,052
         General Motors Corp.
           5.795%, due 11/29/13(d).........    1,368,038       631,575
         Georgia Pacific Corp.
           1.000%, due 12/20/12(d).........    1,016,258       842,041
         Hawker Beechcraft Acquisition Co.
           5.761%, due 03/31/14(d).........      480,629       252,131
         Marsico Parent
           6.812%, due 11/14/14(d).........      474,511       260,981
         Masonite
           4.795%, due 04/06/13(d).........    1,592,341       740,439

    -----------------------------------------------------------------------
    SECURITY                                      SHARES/PAR     VALUE
    DESCRIPTION                                     AMOUNT      (NOTE 2)
    -----------------------------------------------------------------------

    LOAN PARTICIPATION - CONTINUED
    Masonite Canadian
      4.795%, due 04/06/13(d)................... $  1,576,972 $     733,292
    Navistar International Corp.
      4.682%, due 01/19/12(d)...................      360,000       205,501
     4.686%, due 01/19/12(d)....................      990,000       565,127
    Nielsen Finance LLC
      4.243%, due 08/09/13(d)...................      748,088       503,557
    NRG Energy, Inc.
      5.262%, due 02/01/13......................      434,751       382,852
    Pillowtex Corp.
      9.000%, due 12/15/49(g)...................      175,000             0
    PQ Corp.
      6.050%, due 07/30/14(d)...................      744,375       430,498
     9.300%, due 07/30/15(d)....................    2,750,000     1,271,875
    Texas Competitive Electric Holdings Co. LLC
      5.377%, due 10/10/14(d)...................      327,513       227,895
     5.381%, due 10/10/14(d)....................    4,289,918     3,002,943
    Texas Competitive Energy
      5.603%, due 10/10/14(d)...................      493,750       343,568
    Verso Paper Holdings LLC
      10.018%, due 02/01/13(d)..................      448,000       308,374
    Wind Acquisition Holdings Finance
      11.473%, due 06/17/15(d)..................    3,103,448     3,556,331
                                                              -------------
    Total Loan Participation
    (Cost $44,403,917)                                           31,067,736
                                                              -------------

    COMMON STOCKS - 0.1%
    BUILDING PRODUCTS - 0.0%
    Ainsworth Lumber Co., Ltd.*.................       10,657             0
                                                              -------------
    CAPITAL MARKETS - 0.1%
    E*TRADE Financial Corp.*....................       88,580       101,867
                                                              -------------
    CONTAINERS & PACKAGING - 0.0%
    Russell-Stanley Holdings, Inc.(g)...........        2,000             0
                                                              -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
    Viatel Holding Bermuda, Ltd.*...............            4            37
                                                              -------------
    MEDIA - 0.0%
    Cebridge Connections Holdings(g)............        7,460        67,140
                                                              -------------
    PAPER & FOREST PRODUCTS - 0.0%
    Ainsworth Lumber Co., Ltd. (144A)*..........        9,494        17,915
                                                              -------------
    Total Common Stocks
    (Cost $688,789)                                                 186,959
                                                              -------------

    PREFERRED STOCKS - 0.2%
    DIVERSIFIED FINANCIAL SERVICES - 0.2%
    Preferred Blocker, Inc.
      (144A)(a).................................        1,839       459,750
                                                              -------------
    ROAD & RAIL - 0.0%
    Marsico Parent Superholdco LLC..............           96        49,920
                                                              -------------
    Total Preferred Stocks
    (Cost $518,715)                                                 509,670
                                                              -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
     SECURITY                                    SHARES/PAR      VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     CONVERTIBLE PREFERRED STOCK - 0.9%
     DIVERSIFIED FINANCIAL SERVICES - 0.9%
     Citigroup, Inc.
       8.400%, due 04/29/49
       (Cost - $2,990,885).....................    4,285,000 $   2,834,699
                                                             -------------

     WARRANTS - 0.0%
     CHEMICALS - 0.0%
     Zemex Minerals Group, Inc.*...............           87             0
                                                             -------------

     COMMUNICATIONS EQUIPMENT - 0.0%
     Viasystems Group, Inc.,
       expires 04/30/11*(g)....................        9,411             0
                                                             -------------
     GAS UTILITIES - 0.0%
     AMF Bowling Worldwide, Inc.,
       expires 03/09/09*(g)....................          901             0
                                                             -------------
     MEDIA - 0.0%
     Advanstar Holdings Corp.,
       expires 10/15/11*.......................           75         1,500
     MDP Acquisitions Plc,
       expires 10/01/13 (144A)*(a).............          100         1,328
     Sirius XM Radio, Inc.
       expires 03/15/10*.......................          125            32
                                                             -------------
                                                                     2,860
                                                             -------------
     PAPER & FOREST PRODUCTS - 0.0%
     Neenah Enterprises, Inc.,
       expires 10/07/13*.......................        6,130             0
                                                             -------------
     ROAD & RAIL - 0.0%
     Marsico Parent Superholdco, Ltd.,
       expires 12/31/49*.......................           25        41,250
                                                             -------------
     Total Warrants
     (Cost $271,438)                                                44,110
                                                             -------------

     SHORT-TERM INVESTMENTS - 16.6%
     State Street Bank & Trust Co., Repurchase
       Agreement dated, 12/31/08 at 0.010% to
       be repurchased at $29,899,017 on
       01/02/09 collateralized by $28,655,000
       FHLB 4.375% due 09/17/10 with a value
       of $30,500,382.......................... $ 29,899,000    29,899,000
     State Street Navigator Securities Lending
       Trust Prime Portfolio(j)................   21,454,743    21,454,743
                                                             -------------
     Total Short-Term Investments
     (Cost $51,353,743)                                         51,353,743
                                                             -------------

     TOTAL INVESTMENTS - 104.4%
     (Cost $445,113,184)                                       322,288,696
                                                             -------------

     Other Assets and Liabilities (net) - (4.4)%               (13,486,443)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 308,802,253
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $57,585,296 of net assets.
(b) All or a portion of security is on loan.
(c) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.
(e) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f) Security is in default and/or issuer is in bankruptcy.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h) Illiquid securities representing in the aggregate $1,081,322 of net assets.
(i) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(j) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO


The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at December 31, 2008, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
                                                              PORTFOLIO
        PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)  (UNAUDITED)
        ----------------------------------------------------------------
                          A                                      0.40%
                          BBB                                    5.68
                          BB                                    27.99
                          B                                     38.12
                          Below B                               13.73
                          Equities/Other                        14.08
                                                                -----
                          Total                                   100%
                                                                =====

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $ 21,574,594              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     297,579,139               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS           3,134,963               0
  ----------------------------------------------------------------------------
  TOTAL                                           $322,288,696              $0

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO



FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN  OTHER FINANCIAL
                                                       SECURITIES     INSTRUMENTS+
----------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                          $   67,140               $0
 Accrued discounts/premiums                                   985                0
 Realized Gain (Loss)                                           0                0
 Change in unrealized appreciation (depreciation)          (1,382)               0
 Net Purchases (Sales)                                  3,068,220                0
 Transfers In (Out) of Level 3                                  0                0
----------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                        $3,134,963               $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


BLACKROCK HIGH YIELD PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $ 292,389,696
   Repurchase Agreement                                                      29,899,000
   Cash                                                                       1,814,696
   Cash denominated in foreign currencies (c)                                    99,584
   Receivable for investments sold                                            1,520,485
   Receivable for Trust shares sold                                             230,256
   Dividends receivable                                                          16,876
   Interest receivable                                                        7,994,031
                                                                          -------------
       Total assets                                                         333,964,624
                                                                          -------------
LIABILITIES
   Payables for:
       Investments purchased                                                  2,504,290
       Trust shares redeemed                                                     35,278
       Unrealized depreciation on forward currency contracts (Note 8)           932,420
       Distribution and services fees--Class B                                    2,495
       Collateral for securities on loan                                     21,454,743
       Management fee (Note 3)                                                  149,529
       Administration fee                                                         2,224
       Custodian and accounting fees                                              2,050
   Accrued expenses                                                              79,342
                                                                          -------------
       Total liabilities                                                     25,162,371
                                                                          -------------
NET ASSETS                                                                $ 308,802,253
                                                                          =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 455,549,748
   Accumulated net realized loss                                            (47,335,193)
   Unrealized depreciation on investments and foreign currency             (123,731,666)
   Undistributed net investment income                                       24,319,364
                                                                          -------------
       Total                                                              $ 308,802,253
                                                                          =============
NET ASSETS
   Class A                                                                $ 295,650,606
                                                                          =============
   Class B                                                                   13,151,647
                                                                          =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   50,979,654
                                                                          =============
   Class B                                                                    2,274,114
                                                                          =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        5.80
                                                                          =============
   Class B                                                                         5.78
                                                                          =============

----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreements and
   collateral for securities on loan                                      $ 393,759,441
(b)Includes cash collateral for securities loaned of                         21,454,743
(c)Identified cost of foreign cash                                               92,006

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

BLACKROCK HIGH YIELD PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $      92,819
   Interest (2)                                                              35,562,915
                                                                          -------------
       Total investment income                                               35,655,734
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    2,356,983
   Administration fees                                                           28,899
   Custodian and accounting fees                                                 93,734
   Distribution and services fees--Class B                                       22,944
   Audit and tax services                                                        49,447
   Legal                                                                          9,161
   Trustee fees and expenses                                                     18,400
   Shareholder reporting                                                         55,771
   Insurance                                                                      2,733
   Other                                                                          6,266
                                                                          -------------
       Total expenses                                                         2,644,338
                                                                          -------------
   Net investment income                                                     33,011,396
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (32,366,770)
       Foreign currency                                                         963,057
                                                                          -------------
   Net realized loss on investments and foreign currency                    (31,403,713)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (105,299,941)
       Foreign currency                                                        (634,877)
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (105,934,818)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (137,338,531)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(104,327,135)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $       5,329
(2)Interest income includes securities lending net income of:                   404,332

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


BLACKROCK HIGH YIELD PORTFOLIO
                                                                                  YEAR ENDED    YEAR ENDED
                                                                                 DECEMBER 31,  DECEMBER 31,
                                                                                     2008          2007
                                                                                -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $  33,011,396  $ 20,516,194
    Net realized loss on investments and foreign currency                         (31,403,713)     (527,425)
    Net change in unrealized depreciation on investments and foreign currency    (105,934,818)  (22,851,366)
                                                                                -------------  ------------
    Net decrease in net assets resulting from operations                         (104,327,135)   (2,862,597)
                                                                                -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                      (29,255,292)   (7,871,993)
     Class B                                                                               --            --
    From net realized gains
     Class A                                                                               --            --
     Class B                                                                               --            --
                                                                                -------------  ------------
    Net decrease in net assets resulting from distributions                       (29,255,292)   (7,871,993)
                                                                                -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       83,090,043   276,838,368
     Class B                                                                       32,338,687            --
    Net asset value of shares issued through acquisition
     Class A                                                                               --   100,788,917
     Class B                                                                               --            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       29,255,292     7,871,993
     Class B                                                                               --            --
    Cost of shares repurchased
     Class A                                                                      (92,246,282)  (48,159,524)
     Class B                                                                      (14,171,793)           --
                                                                                -------------  ------------
    Net increase in net assets from capital share transactions                     38,265,947   337,339,754
                                                                                -------------  ------------
NET DECREASE IN NET ASSETS                                                        (95,316,480)  326,605,164
    Net assets at beginning of period                                             404,118,733    77,513,569
                                                                                -------------  ------------
    Net assets at end of period                                                 $ 308,802,253  $404,118,733
                                                                                =============  ============
    Net assets at end of period includes undistributed net investment income    $  24,319,364  $ 19,440,554
                                                                                =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                          CLASS A
BLACKROCK HIGH YIELD PORTFOLIO                     --------------------------------------------------
                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                      2008       2007       2006       2005      2004++
                                                   -------    ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  8.24    $ 8.92     $ 8.84     $ 8.62     $ 8.41
                                                   -------    ------     ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income.............................   0.61 (a)   0.60 (a)   0.63 (a)   0.63 (a)   0.64
Net Realized/Unrealized Gain (Loss) on Investments   (2.48)    (0.34)      0.19      (0.41)      0.23
                                                   -------    ------     ------     ------     ------
Total From Investment Operations..................   (1.87)     0.26       0.82       0.22       0.87
                                                   -------    ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............   (0.57)    (0.94)     (0.74)        --      (0.66)
Distributions from Net Realized Capital Gains.....      --        --         --         --         --
                                                   -------    ------     ------     ------     ------
Total Distributions...............................   (0.57)    (0.94)     (0.74)        --      (0.66)
                                                   -------    ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD.................... $  5.80    $ 8.24     $ 8.92     $ 8.84     $ 8.62
                                                   =======    ======     ======     ======     ======
TOTAL RETURN                                        (24.20)%    2.70%      9.81%      2.55%     10.38%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.67 %    0.72%      0.93%      0.87%      0.83%(b)
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.67 %    0.73%(c)   0.96%      0.87%      0.87%
Ratio of Net Investment Income to Average Net
  Assets..........................................    8.40 %    7.21%      7.34%      7.28%      7.42%
Portfolio Turnover Rate...........................    57.8 %    60.2%      88.9%      36.0%      38.0%
Net Assets, End of Period (in millions)........... $ 295.7    $404.1     $ 77.5     $ 84.0     $ 87.0

                                                                                                 CLASS B
                                                                                           --------------------
                                                                                              FOR THE PERIOD
                                                                                                  ENDED
                                                                                           DECEMBER 31, 2008(D)
                                                                                           --------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................       $  7.66
                                                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..................................................................          0.41
Net Realized / Unrealized Loss on Investments.............................................         (2.29)
                                                                                                 -------
Total From Investment Operations..........................................................         (1.88)
                                                                                                 -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................            --
Distributions from Net Realized Capital Gains.............................................            --
                                                                                                 -------
Total Distributions.......................................................................            --
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD............................................................       $  5.78
                                                                                                 =======
TOTAL RETURN..............................................................................        (24.54)%
Ratio of Expenses to Average Net Assets After Reimbursement...............................          0.94 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates..................          0.94 %*
Ratio of Net Investment Loss to Average Net Assets........................................          8.70 %*
Portfolio Turnover Rate...................................................................          57.8 %
Net Assets, End of Period (in millions)...................................................       $  13.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) The Investment Manager waived a portion of its management fee for the year.
(c) Excludes effect of deferred expense reimbursement.
(d) Commencement of operations 4/28/08.
++ Audited by other auditors Independent Registered Public Accounting Firm.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is BlackRock High Yield Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

              Expiring   Expiring   Expiring   Expiring   Expiring   Expiring
    Total    12/31/2009 12/31/2010 12/31/2011 12/31/2013 12/31/2015 12/31/2016
 ----------- ---------- ---------- ---------- ---------- ---------- -----------

 $46,315,374 $4,592,238 $6,217,956 $1,599,086  $825,797   $705,137  $32,375,160

On May 1, 2006, the Federated High Yield Portfolio, a series of The Travelers Series Trust, was reorganized into the Federated High Yield Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $13,291,427 which are subject to an annual limitation of $3,740,137.

On May 23, 2006, Federated Investment Management Company resigned as the investment adviser for the Federated High Yield Portfolio. On August 10, 2006, the Board of Trustees of the Trust approved BlackRock Financial Management, Inc. as the new investment adviser for the Portfolio. Effective August 21, 2006, the Portfolio changed its name to the BlackRock High Yield Portfolio and the new investment adviser became BlackRock Financial Management, Inc.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


H. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

I. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

J. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio's investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

K. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with BlackRock Financial Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $2,356,983         0.60%              ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                -------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.95%                        1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                              Shares Issued
                                              in Connection
                                                  with                                 Net Increase
                        Beginning              Acquisition                              in Shares     Ending
                         Shares      Sales      (Note 9)    Reinvestments Redemptions  Outstanding    Shares
                        ---------- ---------- ------------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008             49,029,687 11,138,707          --     3,849,381   (13,038,121)   1,949,967  50,979,654
 12/31/2007              8,693,022 33,143,207  12,027,317       940,501    (5,774,360)  40,336,665  49,029,687

 Class B

 04/28/2008-12/31/2008          --  4,455,438          --            --    (2,181,324)   2,274,114   2,274,114

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $237,524,231        $--        $199,551,021

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $446,133,002  $1,945,399  $(125,789,705) $(123,844,306)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $20,993,097 $21,454,743     $--     $21,454,743

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. FORWARD FOREIGN CURRENCY CONTRACTS

Open forward foreign currency contracts at December 31, 2008, were as follows:

Forward Foreign Currency Contracts to Sell:

                                          Value at                             Net Unrealized
Settlement Date  Contracts to Deliver December 31, 2008 In Exchange for U.S. $  Depreciation
---------------  -------------------- ----------------- ---------------------- --------------
  1/21/2009           400,000  EUR       $  555,619           $  536,025         $ (19,594)
  1/21/2009           468,000  EUR          650,074              599,509           (50,565)
  1/21/2009            61,000  EUR           84,732               78,148            (6,584)
  1/21/2009           250,000  EUR          347,262              319,875           (27,387)
  1/21/2009           310,000  EUR          430,605              388,181           (42,424)
  1/21/2009            56,000  EUR           77,786               70,796            (6,990)
  1/21/2009            59,000  EUR           81,954               76,125            (5,829)
  1/21/2009         6,426,500  EUR        8,962,712            8,161,719          (764,993)
  1/21/2009            63,000  EUR           87,510               79,456            (8,054)
                                                                                 ---------
                                                                                 $(932,420)
                                                                                 =========

EUR - Euro Dollar

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

               Ordinary Income     Long-Term Capital Gain         Total
            ---------------------- ---------------------- ----------------------
               2008        2007    2008        2007          2008        2007
            ----------- ---------- ----        ----       ----------- ----------

            $29,255,292 $7,871,993 $--         $--        $29,255,292 $7,871,993

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

   $23,386,943       $--      $(123,819,064)    $(46,315,374)   $(146,747,495)

9. ACQUISITION

As of the close of business on April 27, 2007, BlackRock High Yield Portfolio ("BlackRock"), a series of Met Investors Series Trust, acquired all the net assets of Western Asset Management High Yield Bond Portfolio ("Western"), a series of Metropolitan Series Fund, Inc., pursuant to a plan of reorganization approved by Western shareholders on April 24, 2007. The acquisition was accomplished by a tax-free exchange of 12,027,317 Class A shares of BlackRock (valued at $100,788,917) in exchange for the 10,512,242 Class A shares of Western outstanding on April 27, 2007. Western Class A net assets at that date ($100,788,917), including $3,537,529 of unrealized appreciation and approximately $37.381 of accumulated net realized gains, were combined with those of BlackRock Class A. The aggregate Class A net assets of BlackRock and Western immediately before the acquisition were $78,433,253 and $100,788,917, respectively. The aggregate Class A net assets of BlackRock immediately after the acquisition were $179,222,170.

10. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the BlackRock High Yield Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors whose report, dated February 18, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock High Yield Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 25, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                     Number of
                                                                                                     Portfolios
                                                                                                      in Fund
                             Position(s)  Term of Office                                              Complex
                             Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address        the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------        -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)     Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life            Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company            Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the Americas                               2002 to March 2006, Assistant Vice
New York, NY 10036                                        President; from November 2005 to August
                                                          2006, Interim Chief Compliance Officer,
                                                          Met Investors Series Trust; since April
                                                          2007, Chief Compliance Officer,
                                                          Metropolitan Series Fund, Inc.; from
                                                          August 2006 to April 2007, Interim Chief
                                                          Compliance Officer, Metropolitan Series
                                                          Fund, Inc.; since August 2006, Chief
                                                          Compliance Officer, Met Investors
                                                          Advisory, LLC and MetLife Advisers, LLC;
                                                          since November 2006, Chief Compliance
                                                          Officer, MetLife Investment Advisors
                                                          Company, LLC.




                             Other Directorships
Name, Age and Address         Held by Trustee
---------------------        -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)            N/A
Metropolitan Life
Insurance Company
1095 Avenue of the Americas
New York, NY 10036












--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

BLACKROCK HIGH YIELD PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the BlackRock High Yield Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the BlackRock High Yield Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-, three- and five-year periods ended
July 31, 2008, and outperformed its Lipper Index for the one- and three-year periods and was at the median of the Lipper Index for the five-year period. The Board further considered that the Portfolio outperformed its benchmark, the Lehman Brothers High Yield 2% Issuer Capped Index, for both the one- and three-year periods, and underperformed for the five-year period. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the BlackRock High Yield Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median and below both the Expense Universe median and the Sub-advised Expense Universe median. The Board took into account management's discussion of the Portfolio's expenses. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the BlackRock High Yield Portfolio, the Board noted that the Portfolio's management fee does not contain breakpoints. The Board noted that the Portfolio's management fees were below the asset-weighted average of comparable funds until the Portfolio reaches $1 billion in assets, at which point the management fees increase above the asset-weighted average for all higher asset levels. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board concluded that the management fee structure for the Portfolio was reasonable and appropriate.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                 DECEMBER 31, 2008
             MET INVESTORS SERIES TRUST
             BLACKROCK LARGE CAP CORE PORTFOLIO


             ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY BLACKROCK ADVISORS, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the 12 months ended December 31, 2008, the Portfolio had a return of (37.17)%, (37.36)% and (37.30)% for Class A, B and E Shares, respectively, versus (37.60)% for its benchmark, the Russell 1000(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

2008 will turn out to be a year investors would like to forget, but instead will vividly remember. For much of the first half of the year, equity markets held together as the hope of global decoupling kept investors from panicking, despite substantial deterioration in credit markets. The seminal event appears to have been the September Lehman Brothers bankruptcy, which drove fear higher and confidence lower, causing a massive decline in economic activity in the U.S. and globally. Although at times somewhat erratic, monetary and fiscal policy efforts became aggressive, attempting to fight off systemic collapse and growing deflationary forces. As a result, risk premia of all types rose substantially and geographic and other correlations increased. The price of risk assets, including equities, low-quality bonds and commodities collapsed in record time, as volatility levels soared. By contrast, high-quality assets, especially Treasury instruments, soared as returns on cash fell to near zero. Most governments have announced, or are in the process of announcing, massive stimulus packages in an effort to stem economic decline and encourage eventual recovery. Defensive stocks (consumer staples and healthcare) declined the least as financial stocks crumbled. Oil prices soared to $150 and then collapsed to below $40, less than half the level where they started the year. The U.S. equity market noticeably outperformed by falling less than many other markets, and the U.S. dollar enjoyed a second half rally. The year ends with uncertainty high, expectations low and problems significant.

PORTFOLIO REVIEW/CURRENT POSITIONING

The most significant contributor to performance was an underweight and security selection in the financials sector. Within the sector, the Portfolio benefited from an underweight in diversified financials. We received exposure to the sector mainly through the insurance industry, where Portfolio holdings significantly outperformed the broader sector. Also contributing notably to performance was our security selection in the consumer discretionary sector, where we have focused on companies that are positioned to benefit from an increasingly cost-conscious consumer (e.g., large discounters, dollar stores, etc.).

On the negative side, an underweight in consumer staples and security selection in healthcare and industrials detracted from performance. Throughout the year, we believed the staples sector to be overvalued given our expectations of future earnings growth. The sector was, however, the best performer in the Russell 1000 Index for the year. Our industrials names did not fare well during the year, with holdings in the machinery industry detracting the most. We believe that our orientation toward the defense industry--which is typically insulated from macroeconomic events--is the right call at this time. In healthcare, our weighting in the sector--namely, a heavier exposure to managed care in the first quarter of the year--detracted from results. Still, we increased the Portfolio's overweight position as we believe healthcare to be a fairly defensive and resilient sector--people still need medical care, even during a recession. Our positioning is now more balanced across big pharmaceuticals, medical technology and biotechnology.

At period-end, the Portfolio's largest overweights versus the benchmark were in the energy, information technology and healthcare sectors. The Portfolio continued to be underweight in financials, consumer staples and utilities.

BOB DOLL
TASOS BOULOUTAS
DAN HANSON
Portfolio Managers
BLACKROCK ADVISORS, LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Exxon Mobil Corp.                        5.79%
               -------------------------------------------------
               Johnson & Johnson                        2.91%
               -------------------------------------------------
               Chevron Corp.                            2.72%
               -------------------------------------------------
               Pfizer, Inc.                             2.36%
               -------------------------------------------------
               Wal-Mart Stores, Inc.                    2.30%
               -------------------------------------------------
               International Business Machines Corp.    2.16%
               -------------------------------------------------
               Hewlett-Packard Co.                      2.01%
               -------------------------------------------------
               ConocoPhillips                           1.90%
               -------------------------------------------------
               McDonald's Corp.                         1.70%
               -------------------------------------------------
               Amgen, Inc.                              1.68%
               -------------------------------------------------

--------
/1/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $72.086 billion; the median market capitalization was approximately $3.279 billion. The smallest company in the index had a market capitalization of $25 million. The index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY BLACKROCK ADVISORS, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]


Basic Materials                  0.9%
Communications                   3.8%
Cyclical                        13.5%
Non-Cyclical                    22.9%
Energy                          23.3%
Financials                       6.0%
Industrials                     10.9%
Technology                      18.2%
Utilities                        0.5%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY BLACKROCK ADVISORS, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                 BLACKROCK LARGE CAP CORE PORTFOLIO MANAGED BY
             BLACKROCK ADVISORS, LLC VS. RUSSELL 1000(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                                              BlackRock Large Cap Core
            Russell 1000/R/ Index/1/     Portfolio-Class A, Class B, Class E
            ------------------------     -----------------------------------
  4/1/1998         $10,000                           $10,000
12/31/1998          11,204                            10,577
12/31/1999          13,547                            12,720
12/31/2000          12,491                            12,010
12/31/2001          10,936                             9,313
12/31/2002           8,569                             6,972
12/31/2003          11,130                             8,447
12/31/2004          12,399                             9,789
12/31/2005          13,176                            10,967
12/31/2006          15,213                            12,529
12/31/2007          16,091                            13,349
12/31/2008          10,041                             8,387




    ----------------------------------------------------------------------
                                        Average Annual Return/2/
                                     (for the period ended 12/31/08)
    ----------------------------------------------------------------------
                                                                 Since
                                1 Year  3 Year 5 Year 10 Year Inception/3/
    ----------------------------------------------------------------------
    BlackRock
    Large Cap Core Portfolio--
--  Class A                     -37.17% -8.55% -0.14% -2.02%     -1.36%
    Class B                     -37.36%     --     --     --    -23.95%
    Class E                     -37.30%     --     --     --    -23.87%
    ----------------------------------------------------------------------
- - Russell 1000(R) Index/1/    -37.60% -8.66% -2.04% -1.09%      0.07%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $72.086 billion; the median market capitalization was approximately $3.279 billion. The smallest company in the index had a market capitalization of $25 million. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 3/23/1998. Inception of Class B and Class E shares is 4/30/2007. Index returns are based on an inception date of 3/31/1998.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
BLACKROCK LARGE CAP CORE PORTFOLIO           ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  714.90        $2.76
  Hypothetical (5% return before expenses)      1,000.00      1,021.92         3.25
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  713.70        $3.83
  Hypothetical (5% return before expenses)      1,000.00      1,020.66         4.52
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  714.10        $3.40
  Hypothetical (5% return before expenses)      1,000.00      1,021.17         4.01
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.64%, 0.89%, and 0.79% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                              VALUE
       DESCRIPTION                              SHARES      (NOTE 2)
       -----------------------------------------------------------------

       COMMON STOCKS - 99.9%
       AEROSPACE & DEFENSE - 5.4%
       General Dynamics Corp..................   260,000 $    14,973,400
       L-3 Communications Holdings, Inc.......    68,900       5,083,442
       Lockheed Martin Corp...................   170,000      14,293,600
       Northrop Grumman Corp..................   320,000      14,412,800
       Raytheon Co............................   280,000      14,291,200
                                                         ---------------
                                                              63,054,442
                                                         ---------------
       AIRLINES - 0.8%
       Southwest Airlines Co.................. 1,050,000       9,051,000
                                                         ---------------
       BEVERAGES - 0.3%
       Coca-Cola Co. (The)....................    70,000       3,168,900
                                                         ---------------
       BIOTECHNOLOGY - 2.0%
       Amgen, Inc.*...........................   340,000      19,635,000
       Cephalon, Inc.*........................    50,000       3,852,000
                                                         ---------------
                                                              23,487,000
                                                         ---------------
       COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
       R.R. Donnelley & Sons Co...............   150,000       2,037,000
                                                         ---------------
       COMMERCIAL BANKS - 0.3%
       Wells Fargo & Co.......................   110,000       3,242,800
                                                         ---------------
       COMMUNICATIONS EQUIPMENT - 0.2%
       Cisco Systems, Inc.*...................   110,000       1,793,000
                                                         ---------------
       COMPUTERS & PERIPHERALS - 6.4%
       Hewlett-Packard Co.....................   650,000      23,588,500
       International Business Machines Corp...   300,000      25,248,000
       Lexmark International, Inc. - Class A*.    90,000       2,421,000
       NetApp, Inc.*(a).......................   940,000      13,131,800
       QLogic Corp.*..........................   200,000       2,688,000
       Western Digital Corp.*.................   740,000       8,473,000
                                                         ---------------
                                                              75,550,300
                                                         ---------------
       CONSUMER FINANCE - 1.2%
       Capital One Financial Corp.(a).........   450,000      14,350,500
                                                         ---------------
       DIVERSIFIED FINANCIAL SERVICES - 0.3%
       JPMorgan Chase & Co....................   110,000       3,468,300
                                                         ---------------
       DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
       AT&T, Inc..............................   380,000      10,830,000
       CenturyTel, Inc.(a)....................   260,000       7,105,800
       Verizon Communications, Inc............    40,000       1,356,000
                                                         ---------------
                                                              19,291,800
                                                         ---------------
       ENERGY EQUIPMENT & SERVICES - 2.8%
       ENSCO International, Inc...............   370,000      10,504,300
       Nabors Industries, Ltd.*...............   910,000      10,892,700
       Noble Corp.............................   500,000      11,045,000
                                                         ---------------
                                                              32,442,000
                                                         ---------------
       FOOD & STAPLES RETAILING - 4.6%
       BJ's Wholesale Club, Inc.*(a)..........    20,000         685,200
       Kroger Co. (The).......................   530,000      13,997,300

     -------------------------------------------------------------------------
     SECURITY                                                   VALUE
     DESCRIPTION                                    SHARES     (NOTE 2)
     -------------------------------------------------------------------------

     FOOD & STAPLES RETAILING - CONTINUED
     Sysco Corp.................................... 540,000 $    12,387,600
     Wal-Mart Stores, Inc.......................... 480,000      26,908,800
                                                            ---------------
                                                                 53,978,900
                                                            ---------------
     HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
     Baxter International, Inc..................... 270,000      14,469,300
                                                            ---------------
     HEALTH CARE PROVIDERS & SERVICES - 5.5%
     Aetna, Inc.................................... 410,000      11,685,000
     Express Scripts, Inc.*........................ 210,000      11,545,800
     Humana, Inc.*................................. 340,000      12,675,200
     Lincare Holdings, Inc.*(a)....................  80,000       2,154,400
     McKesson Corp................................. 310,000      12,006,300
     WellPoint, Inc.*.............................. 350,000      14,745,500
                                                            ---------------
                                                                 64,812,200
                                                            ---------------
     HEALTH CARE TECHNOLOGY - 0.1%
     IMS Health, Inc...............................  90,000       1,364,400
                                                            ---------------
     HOTELS, RESTAURANTS & LEISURE - 1.7%
     McDonald's Corp............................... 320,000      19,900,800
                                                            ---------------
     HOUSEHOLD DURABLES - 0.9%
     M.D.C. Holdings, Inc..........................  40,000       1,212,000
     NVR, Inc.*(a).................................  10,000       4,562,500
     Toll Brothers, Inc.*(a)....................... 230,000       4,928,900
                                                            ---------------
                                                                 10,703,400
                                                            ---------------
     HOUSEHOLD PRODUCTS - 1.2%
     Procter & Gamble Co. (The).................... 230,000      14,218,600
                                                            ---------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
     AES Corp.*.................................... 730,000       6,015,200
                                                            ---------------
     INDUSTRIAL CONGLOMERATES - 1.0%
     General Electric Co........................... 690,000      11,178,000
                                                            ---------------
     INSURANCE - 4.2%
     Allstate Corp. (The).......................... 400,000      13,104,000
     Chubb Corp. (The)............................. 260,000      13,260,000
     Travelers Cos., Inc. (The).................... 330,000      14,916,000
     W.R. Berkley Corp............................. 238,500       7,393,500
                                                            ---------------
                                                                 48,673,500
                                                            ---------------
     IT SERVICES - 3.4%
     Accenture, Ltd. - Class A..................... 470,000      15,411,300
     Affiliated Computer Services, Inc. - Class A*. 120,000       5,514,000
     Automatic Data Processing, Inc.(a)............ 280,000      11,015,200
     Computer Sciences Corp.*...................... 210,900       7,411,026
                                                            ---------------
                                                                 39,351,526
                                                            ---------------
     LEISURE EQUIPMENT & PRODUCTS - 0.0%
     Hasbro, Inc.(a)...............................  20,000         583,400
                                                            ---------------
     MACHINERY - 2.4%
     AGCO Corp.*................................... 120,000       2,830,800
     Cummins, Inc.................................. 460,000      12,295,800
     Dover Corp....................................  10,000         329,200

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                           SHARES      (NOTE 2)
         --------------------------------------------------------------

         MACHINERY - CONTINUED
         Gardner Denver, Inc.*...............    90,000 $     2,100,600
         Parker Hannifin Corp................   240,000      10,209,600
                                                        ---------------
                                                             27,766,000
                                                        ---------------
         MEDIA - 0.2%
         Omnicom Group, Inc..................   100,000       2,692,000
                                                        ---------------
         METALS & MINING - 1.0%
         United States Steel Corp............   300,000      11,160,000
                                                        ---------------
         MULTILINE RETAIL - 1.7%
         Big Lots, Inc.*(a)..................   390,000       5,651,100
         Dollar Tree, Inc.*(a)...............   260,000      10,868,000
         Family Dollar Stores, Inc...........   140,000       3,649,800
                                                        ---------------
                                                             20,168,900
                                                        ---------------
         OIL, GAS & CONSUMABLE FUELS - 20.5%
         Anadarko Petroleum Corp.............   380,000      14,649,000
         Apache Corp.........................   200,000      14,906,000
         Chevron Corp........................   430,000      31,807,100
         ConocoPhillips......................   430,000      22,274,000
         Devon Energy Corp...................   210,000      13,799,100
         Exxon Mobil Corp....................   850,000      67,855,500
         Marathon Oil Corp...................   580,000      15,868,800
         Murphy Oil Corp.....................   310,000      13,748,500
         Occidental Petroleum Corp...........   320,000      19,196,800
         Sunoco, Inc.(a).....................   290,000      12,603,400
         Valero Energy Corp..................   620,000      13,416,800
                                                        ---------------
                                                            240,125,000
                                                        ---------------
         PERSONAL PRODUCTS - 0.0%
         Herbalife, Ltd......................    20,000         433,600
                                                        ---------------
         PHARMACEUTICALS - 8.6%
         Bristol-Myers Squibb Co.............   770,000      17,902,500
         Eli Lilly & Co......................   440,000      17,718,800
         Forest Laboratories, Inc.*..........    70,000       1,782,900
         Johnson & Johnson...................   570,000      34,103,100
         Pfizer, Inc......................... 1,560,000      27,627,600
         Wyeth...............................    40,000       1,500,400
                                                        ---------------
                                                            100,635,300
                                                        ---------------
         PROFESSIONAL SERVICES - 0.2%
         Robert Half International, Inc.(a)..   140,000       2,914,800
                                                        ---------------
         ROAD & RAIL - 2.2%
         CSX Corp............................   360,000      11,689,200
         Union Pacific Corp..................   290,000      13,862,000
                                                        ---------------
                                                             25,551,200
                                                        ---------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
         Altera Corp.........................   760,000      12,699,600
         Broadcom Corp. - Class A*...........   750,000      12,727,500
         Intersil Corp. - Class A............   420,000       3,859,800
         KLA-Tencor Corp.(a).................   370,000       8,062,300
         Marvell Technology Group, Ltd.*.....   550,000       3,668,500
         National Semiconductor Corp.........   960,000       9,667,200

    -----------------------------------------------------------------------
    SECURITY                                   SHARES/PAR       VALUE
    DESCRIPTION                                  AMOUNT        (NOTE 2)
    -----------------------------------------------------------------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
    Silicon Laboratories, Inc.*...............      70,000 $     1,734,600
    Xilinx, Inc...............................     730,000      13,008,600
                                                           ---------------
                                                                65,428,100
                                                           ---------------
    SOFTWARE - 5.5%
    Adobe Systems, Inc.*......................     570,000      12,135,300
    Autodesk, Inc.*...........................      70,000       1,375,500
    CA, Inc...................................     340,000       6,300,200
    Compuware Corp.*..........................      80,000         540,000
    McAfee, Inc.*.............................     130,000       4,494,100
    Microsoft Corp............................     480,000       9,331,200
    Oracle Corp.*(a)..........................     970,000      17,198,100
    Symantec Corp.*...........................     990,000      13,384,800
                                                           ---------------
                                                                64,759,200
                                                           ---------------
    SPECIALTY RETAIL - 3.9%
    AutoZone, Inc.*...........................     100,000      13,947,000
    Gap, Inc. (The)...........................     850,000      11,381,500
    Limited Brands, Inc.......................     830,000       8,333,200
    Ross Stores, Inc..........................     390,000      11,594,700
                                                           ---------------
                                                                45,256,400
                                                           ---------------
    TEXTILES, APPAREL & LUXURY GOODS - 2.1%
    Coach, Inc.*..............................     600,000      12,462,000
    Polo Ralph Lauren Corp.(a)................     270,000      12,260,700
                                                           ---------------
                                                                24,722,700
                                                           ---------------
    WIRELESS TELECOMMUNICATION SERVICES - 0.2%
    Sprint Nextel Corp.*......................   1,400,000       2,562,000
                                                           ---------------
    Total Common Stocks
    (Cost $1,399,352,460)                                    1,170,361,468
                                                           ---------------

    ESCROWED SHARES - 0.0%
    COMPUTERS & PERIPHERALS - 0.0%
    ESC Seagate Technology*(b)
      (Cost - $0)                                   27,200              27
                                                           ---------------

    SHORT-TERM INVESTMENT - 3.5%
    State Street Navigator Securities Lending
      Trust Prime Portfolio(c)
      (Cost - $40,751,358).................... $40,751,358      40,751,358
                                                           ---------------

    TOTAL INVESTMENTS - 103.4%
    (Cost $1,440,103,818)                                    1,211,112,853
                                                           ---------------

    Other Assets and Liabilities (net) - (3.4)%                (39,817,308)
                                                           ---------------

    TOTAL NET ASSETS - 100.0%                              $ 1,171,295,545
                                                           ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Illiquid securities representing in the aggregate $27 of net assets.
(c) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                        $1,211,112,853          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  27           0               0
----------------------------------------------------------------------------------------
TOTAL                                         $1,211,112,853          $0              $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN SHORT SALES OTHER FINANCIAL
                                                       SECURITIES    AT VALUE    INSTRUMENTS+
---------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                                 $27          $0              $0
 Accrued discounts/premiums                                     0           0               0
 Realized Gain (Loss)                                           0           0               0
 Change in unrealized appreciation (depreciation)               0           0               0
 Net Purchases (Sales)                                          0           0               0
 Transfers In (Out) of Level 3                                  0           0               0
---------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                               $27          $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

BLACKROCK LARGE CAP CORE PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                            $1,211,112,853
    Cash                                                                  1,189,248
    Receivable for investments sold                                      29,476,047
    Receivable for Trust shares sold                                        342,590
    Dividends receivable                                                  1,786,135
                                                                     --------------
       Total assets                                                   1,243,906,873
                                                                     --------------
LIABILITIES
    Payables for:
       Investments purchased                                             30,201,189
       Trust shares redeemed                                                904,744
       Distribution and services fees--Class B                                6,657
       Distribution and services fees--Class E                               11,769
       Collateral for securities on loan                                 40,751,358
       Management fee (Note 3)                                              559,770
       Administration fee                                                     8,093
       Custodian and accounting fees                                          6,683
    Accrued expenses                                                        161,065
                                                                     --------------
       Total liabilities                                                 72,611,328
                                                                     --------------
NET ASSETS                                                           $1,171,295,545
                                                                     ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                  $1,690,112,836
    Accumulated net realized loss                                      (308,314,542)
    Unrealized depreciation on investments                             (228,990,965)
    Undistributed net investment income                                  18,488,216
                                                                     --------------
       Total                                                         $1,171,295,545
                                                                     ==============
NET ASSETS
    Class A                                                          $1,041,170,484
                                                                     ==============
    Class B                                                              33,530,666
                                                                     ==============
    Class E                                                              96,594,395
                                                                     ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                             156,190,742
                                                                     ==============
    Class B                                                               5,096,495
                                                                     ==============
    Class E                                                              14,594,518
                                                                     ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                          $         6.67
                                                                     ==============
    Class B                                                                    6.58
                                                                     ==============
    Class E                                                                    6.62
                                                                     ==============

------------------------------------------------------------------------------------
(a)Investments at cost, excluding collateral for securities on loan  $1,399,352,460
(b)Includes cash collateral for securities loaned of                     40,751,358

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

BLACKROCK LARGE CAP CORE PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $  27,803,540
   Interest (1)                                                                 681,669
                                                                          -------------
       Total investment income                                               28,485,209
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    9,074,950
   Administration fees                                                          104,259
   Custodian and accounting fees                                                114,674
   Distribution and services fees--Class B                                      100,897
   Distribution and services fees--Class E                                      204,333
   Audit and tax services                                                        31,976
   Legal                                                                          8,307
   Trustee fees and expenses                                                     18,400
   Shareholder reporting                                                        314,197
   Insurance                                                                     15,243
   Other                                                                          9,658
                                                                          -------------
       Total expenses                                                         9,996,894
                                                                          -------------
   Net investment income                                                     18,488,315
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                         (264,666,275)
                                                                          -------------
   Net realized loss on investments                                        (264,666,275)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (468,385,956)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (468,385,956)
                                                                          -------------
   Net realized and unrealized loss on investments                         (733,052,231)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(714,563,916)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:             $     655,108

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


BLACKROCK LARGE CAP CORE PORTFOLIO
                                                                           YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              2008            2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   18,488,315  $   11,087,931
   Net realized gain (loss) on investments and futures contracts           (264,666,275)     79,177,745
   Net change in unrealized depreciation on investments                    (468,385,956)    (61,457,308)
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations         (714,563,916)     28,808,368
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (9,674,115)       (904,022)
     Class B                                                                   (208,807)             --
     Class E                                                                   (808,522)             --
   From net realized gains
     Class A                                                                (63,194,324)     (7,875,932)
     Class B                                                                 (1,856,247)             --
     Class E                                                                 (6,473,762)             --
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                  (82,215,777)     (8,779,954)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 8)
   Proceeds from shares sold
     Class A                                                                139,429,006     195,249,769
     Class B                                                                 12,084,131      11,404,275
     Class E                                                                 40,230,320      39,276,743
   Net asset value of shares issued through acquisition and
       reorganization
     Class A                                                                         --   1,561,399,971
     Class B                                                                         --      42,041,722
     Class E                                                                         --     177,000,889
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 72,868,439       8,779,954
     Class B                                                                  2,065,054              --
     Class E                                                                  7,282,284              --
   Cost of shares repurchased
     Class A                                                               (179,486,847)   (197,478,090)
     Class B                                                                 (7,229,511)     (6,894,558)
     Class E                                                                (61,726,745)    (39,286,831)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions                25,516,131   1,791,493,844
                                                                         --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (771,263,562)  1,811,522,258
   Net assets at beginning of period                                      1,942,559,107     131,036,849
                                                                         --------------  --------------
   Net assets at end of period                                           $1,171,295,545  $1,942,559,107
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   18,488,216  $   10,691,385
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                                 CLASS A
BLACKROCK LARGE CAP CORE PORTFOLIO                                        ------------------------------------------------
                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                          ------------------------------------------------
                                                                             2008        2007        2006    2005     2004++
                                                                          --------   --------      ------   ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  11.14   $  11.20      $10.14   $ 9.05  $ 7.85
                                                                          --------   --------      ------   ------  ------
INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................     0.11       0.09        0.05     0.02    0.04
Net Realized/Unrealized Gain (Loss) on Investments.......................    (4.10)      0.63        1.37     1.07    1.21
                                                                          --------   --------      ------   ------  ------
Total from Investment Operations.........................................    (3.99)      0.72        1.42     1.09    1.25
                                                                          --------   --------      ------   ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................    (0.06)     (0.08)      (0.02)      --   (0.05)
Distributions from Net Realized Capital Gains............................    (0.42)     (0.70)      (0.34)      --      --
                                                                          --------   --------      ------   ------  ------
Total Distributions......................................................    (0.48)     (0.78)      (0.36)      --   (0.05)
                                                                          --------   --------      ------   ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $   6.67   $  11.14      $11.20   $10.14  $ 9.05
                                                                          ========   ========      ======   ======  ======
TOTAL RETURN                                                                (37.17)%     6.55 %     14.25 %  12.04%  15.89 %
Ratio of Expenses to Average Net Assets After Reimbursement..............     0.62 %     0.64 %      0.98 %   0.91%   0.92 %(b)
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.     0.62 %     0.65 %(d)   1.04 %   0.91%   0.95 %
Ratio of Net Investment Income to Average Net Assets.....................     1.20 %     0.83 %      0.48 %   0.23%   0.51 %
Portfolio Turnover Rate..................................................    102.8 %     87.3 %      72.2 %   79.0%  136.0 %
Net Assets, End of Period (in millions).................................. $1,041.2   $1,716.0      $131.0   $131.0  $126.0

                                                                              CLASS B
                                                                       ----------------
                                                                           FOR THE YEARS
                                                                               ENDED
                                                                           DECEMBER 31,
                                                                       ----------------

                                                                         2008      2007(C)
                                                                       -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $ 11.01   $10.91
                                                                       -------   ------
INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................    0.08     0.04
Net Realized/Unrealized Gain (Loss) on Investments....................   (4.04)    0.06
                                                                       -------   ------
Total from Investment Operations......................................   (3.96)    0.10
                                                                       -------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................   (0.05)      --
Distributions from Net Realized Capital Gains.........................   (0.42)      --
                                                                       -------   ------
Total Distributions...................................................   (0.47)      --
                                                                       -------   ------
NET ASSET VALUE, END OF PERIOD........................................ $  6.58   $11.01
                                                                       =======   ======
TOTAL RETURN                                                            (37.36)%   0.92%
Ratio of Expenses to Average Net Assets After Reimbursement...........    0.87 %   0.89%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................    0.87 %   0.89%*(d)
Ratio of Net Investment Income to Average Net Assets..................    0.96 %   0.58%*
Portfolio Turnover Rate...............................................   102.8 %   87.3%
Net Assets, End of Period (in millions)............................... $  33.5   $ 47.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the year.
(c) Commencement of operations--04/30/2007.
(d) Excludes effect of deferred expense reimbursement.
++ Audited by other auditors Independent Registered Public Accounting Firm.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                              CLASS E
BLACKROCK LARGE CAP CORE PORTFOLIO                                     ----------------
                                                                           FOR THE YEARS
                                                                               ENDED
                                                                           DECEMBER 31,
                                                                       ----------------
                                                                         2008      2007(B)
                                                                       -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $ 11.07   $10.96
                                                                       -------   ------
INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................    0.09     0.05
Net Realized/Unrealized Gain (Loss) on Investments....................   (4.07)    0.06
                                                                       -------   ------
Total from Investment Operations......................................   (3.98)    0.11
                                                                       -------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................   (0.05)      --
Distributions from Net Realized Capital Gains.........................   (0.42)      --
                                                                       -------   ------
Total Distributions...................................................   (0.47)      --
                                                                       -------   ------
NET ASSET VALUE, END OF PERIOD........................................ $  6.62   $11.07
                                                                       =======   ======
TOTAL RETURN                                                            (37.30)%   1.00%
Ratio of Expenses to Average Net Assets After Reimbursement...........    0.77 %   0.79%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................    0.77 %   0.79%*(c)
Ratio of Net Investment Income to Average Net Assets..................    1.04 %   0.69%*
Portfolio Turnover Rate...............................................   102.8 %   87.3%
Net Assets, End of Period (in millions)............................... $  96.6   $179.6

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/30/2007.
(c) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is BlackRock Large Cap Core Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B, and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                             Expiring    Expiring     Expiring
                  Total      12/31/10    12/31/11     12/31/16
               ------------ ----------- ----------- ------------

               $257,986,153 $24,073,084 $14,588,867 $219,324,202

On May 1, 2006, the BlackRock Large Cap Core Portfolio, a series of The Travelers Series Trust, was reorganized into the BlackRock Large Cap Core Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $67,463,346 which are subject to an annual limitation of $5,495,892.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with BlackRock Advisors, LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- -----------   ------------------------

              $9,074,950         0.625%   First $250 Million

                                 0.60%    $250 Million to $500 Million

                                 0.575%   $500 Million to $1 Billion

                                 0.55%    $1 Billion to $2 Billion

                                 0.50%    Over $2 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             1.00%              1.25%              1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                                              Net Increase
                                                Shares Issued in                               (Decrease)
                        Beginning               Connection with                                in Shares     Ending
                         Shares      Sales    Acquisition (Note 8) Reinvestments Redemptions  Outstanding    Shares
-                      ----------- ---------- -------------------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008            154,054,548 15,269,290              --        7,435,555   (20,568,651)   2,136,194  156,190,742
 12/31/2007             11,700,658 17,648,999     141,681,409          801,091   (17,777,609) 142,353,890  154,054,548

 Class B

 12/31/2008              4,269,640  1,435,421              --          213,112      (821,678)     826,855    5,096,495
 4/30/2007-12/31/2007           --  1,042,489       3,853,503               --      (626,352)   4,269,640    4,269,640

 Class E

 12/31/2008             16,227,601  4,287,279              --          747,667    (6,668,029)  (1,633,083)  14,594,518
 4/30/2007-12/31/2007           --  3,621,071      16,149,716               --    (3,543,186)  16,227,601   16,227,601

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--      $1,629,676,038       $--       $1,660,502,804

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,490,432,206 $35,394,958  $(314,714,311) $(279,319,353)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $39,802,186 $40,751,358     $--     $40,751,358

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

         Ordinary Income    Long-Term Capital Gain         Total
       -------------------- ---------------------- ----------------------
          2008       2007      2008        2007       2008        2007
       ----------- -------- ----------- ---------- ----------- ----------

       $10,691,484 $904,022 $71,524,293 $7,875,932 $82,215,777 $8,779,954


As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

   $18,488,216       $--      $(279,319,354)   $(257,986,153)   $(518,817,291)

8. REORGANIZATIONS AND ACQUISITIONS

As of the close of business on April 27, 2007, the Portfolio's Class A shares, pursuant to a plan of reorganization approved by the Portfolio's shareholders on April 24, 2007, were converted to Class E shares. The conversion was accomplished by a tax-free exchange of 12,032,251 Class A shares of the Portfolio (valued at $132,601,424) in exchange for 12,098,670 Class E shares of the Portfolio.

As of the close of business on April 27, 2007, the Portfolio acquired all the net assets of BlackRock Large Cap Portfolio ("Large Cap"), a series of Metropolitan Series Fund, Inc., pursuant to a plan of reorganization approved by Large Cap shareholders on April 24, 2007. The acquisition was accomplished by a tax-free exchange of 161,619,126 shares of the Portfolio in exchange for the 54,790,378 shares of Large Cap. Large Cap's net assets on that date of $1,780,442,582, including $176,546,307 of accumulated net realized losses and $277,802,359 of net unrealized appreciation, were combined with those of the Portfolio. These aggregate net assets immediately after the acquisitions amounted to $1,913,063,838.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the BlackRock Large Cap Core Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors whose report, dated February 18, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Large Cap Core Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                     Number of
                                                                                                     Portfolios
                                                                                                      in Fund
                             Position(s)  Term of Office                                              Complex
                             Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address        the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------        -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)     Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life            Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company            Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the Americas                               2002 to March 2006, Assistant Vice
New York, NY 10036                                        President; from November 2005 to August
                                                          2006, Interim Chief Compliance Officer,
                                                          Met Investors Series Trust; since April
                                                          2007, Chief Compliance Officer,
                                                          Metropolitan Series Fund, Inc.; from
                                                          August 2006 to April 2007, Interim Chief
                                                          Compliance Officer, Metropolitan Series
                                                          Fund, Inc.; since August 2006, Chief
                                                          Compliance Officer, Met Investors
                                                          Advisory, LLC and MetLife Advisers, LLC;
                                                          since November 2006, Chief Compliance
                                                          Officer, MetLife Investment Advisors
                                                          Company, LLC.




                             Other Directorships
Name, Age and Address         Held by Trustee
---------------------        -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)            N/A
Metropolitan Life
Insurance Company
1095 Avenue of the Americas
New York, NY 10036












--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

BLACKROCK LARGE CAP CORE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the BlackRock Large Cap Core Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the BlackRock Large Cap Core Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-, three- and five-year periods ended July 31, 2008. The Board also noted that the Portfolio underperformed its Lipper Index for the one- and three-year periods and outperformed for the five-year period. The Board further considered that the Portfolio outperformed its benchmark, the Russell 1000 Index, for the five-year period, and underperformed the Russell 1000 Index for the one- and three-year periods. The Board also took into account management's discussion of the Portfolio's more recent performance. Based on its review, the Board concluded that the Portfolio's overall performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the BlackRock Large Cap Core Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were equal to the Expense Group median and were below the Expense Universe median and the Sub-advised Expense

Universe median. The Board further noted that the Portfolio's contractual management fees were equal to the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the BlackRock Large Cap Core Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                  DECEMBER 31, 2008
            MET INVESTORS SERIES TRUST
            CLARION GLOBAL REAL ESTATE PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY ING CLARION REAL ESTATE SECURITIES L.P.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

On April 28, 2008, the adviser was changed from Neuberger Berman Management, Inc. to ING Clarion Real Estate Securities L.P. Additionally, the Portfolio changed its name to the Clarion Global Real Estate Portfolio and changed its mandate to a global real estate securities total return strategy from a U.S.-only mandate. Commentary pertains to the time period from April 28, 2008 through December 31, 2008.

PERFORMANCE

During the period ended December 31, 2008, the Portfolio generated a total return of (41.56)%, (41.67)% and (41.68)% for Class A, B and E Shares, versus (47.72)% for its benchmark, the FTSE EPRA/NAREIT Global Real Estate Index/1/.

MARKET ENVIRONMENT/CONDITIONS

REAL ESTATE STOCK INVESTORS ENDURE A VERY TOUGH YEAR. Despite a sizeable rally in December, real estate stocks suffered their worst year ever as equity markets around the world plunged in 2008. Listed property stocks sold off as the credit crisis spread and the global economy slid into recession. Developed economies slowed at their greatest rate in over 25 years and it is now widely anticipated that many of the world's largest economies will be in recession in 2009. In response to this gloomy sequence of events, investors fled all but the safest investments.

THERE WERE NO SAFE HAVENS IN 2008. Real estate stocks declined in all regions during the year. The slide started early in the year for real estate stocks of Asia and Europe. U.S. REITs were up slightly through the first nine months of the year but fell sharply in October and November and finished only slightly better than other regions for the year.

PROPERTY VALUES HAVE FALLEN...BUT NOT AS MUCH AS THE STOCK PRICES. The decline in real estate stocks has been dramatically more than the seemingly glacial adjustment to private equity real estate values. Measures of private equity real estate have always been slow to adjust to changing capital markets. The current investor panic is no exception. In the first nine months of 2008, the NCREIF Index (the leading U.S. benchmark of private equity real estate) actually showed a positive return for the year. We know from research that real estate stock returns are correlated to private equity real estate returns over longer holding periods with some lag variables considered. We do not believe that the current environment will prove to be an exception to the long-term trend. As we predicted at the beginning of the year, real estate values have been declining: rapidly in the public markets and slowly in the private markets. To be clear, the public markets are directionally leading the private markets. Measures of private real estate asset value have generally reported value declines of between 0% and 20% depending on the country with the exception of the U.K., where the bellwether private equity index Investment Property Databank (IPD) has marked down capital values 31.6% peak-to-trough. Listed real estate prices, on the other hand, have generally incorporated a decline in gross asset value of more than double these private value declines. This arbitrage is creating an interesting investment opportunity for long-term property investors.

PORTFOLIO REVIEW/CURRENT POSITIONING

STOCK SELECTION AND ASSET ALLOCATION BOTH CONTRIBUTED TO OUR OUTPERFORMANCE. Though it may be small comfort given the magnitude of the absolute returns, we were able to outperform the benchmark for the year by a meaningful amount through a combination of stock selection and asset allocation decisions. Approximately two-thirds of our relative outperformance during the year came from good stock selection across all regions, especially in the Americas and the Asia-Pacific region. Each of our regional analyst teams delivered significant value, driven by their fundamental research. From an asset allocation standpoint, country selection in Europe was a strong contributor, especially our underweights of Austria, Germany, and the U.K., and our overweights of France and the Netherlands. An underweighting of Hong Kong was the most significant drag from asset allocation as Hong Kong real estate stocks outperformed in November and December.

T. RITSON FERGUSON, Chief Investment Officer
STEVEN D. BURTON, Managing Director
JOSEPH P. SMITH, Managing Director
Portfolio Manager
ING CLARION REAL ESTATE SECURITIES L.P.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                       Percent of
               Description                             Net Assets
               --------------------------------------------------
               Westfield Group (REIT)                    5.14%
               --------------------------------------------------
               Sun Hung Kai Properties, Ltd.             4.21%
               --------------------------------------------------
               Unibail-Rodamco (REIT)                    4.18%
               --------------------------------------------------
               Mitsubishi Estate Co., Ltd.               4.14%
               --------------------------------------------------
               Simon Property Group, Inc. (REIT)         4.11%
               --------------------------------------------------
               Mitsui Fudosan Co., Ltd.                  3.70%
               --------------------------------------------------
               Vornado Realty Trust                      2.77%
               --------------------------------------------------
               Public Storage                            2.62%
               --------------------------------------------------
               Federal Realty Investment Trust (REIT)    2.62%
               --------------------------------------------------
               Nippon Building Fund, Inc. (REIT)         2.49%
               --------------------------------------------------

--------
/1/ The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY ING CLARION REAL ESTATE SECURITIES L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

United States             41.0%
Japan                     16.2%
Hong Kong                 11.2%
Australia                  9.3%
France                     5.9%
United Kingdom             4.9%
Singapore                  2.5%
Netherlands                2.4%
Canada                     2.3%
Other                      4.3%

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY ING CLARION REAL ESTATE SECURITIES L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                CLARION GLOBAL REAL ESTATE PORTFOLIO MANAGED BY
ING CLARION REAL ESTATE SECURITIES L.P. VS. FTSE EPRA/NAREIT GLOBAL REAL ESTATE
                 INDEX/1/ AND FTSE NAREIT EQUITY REIT INDEX/2/
                           Growth Based on $10,000+

                                     [CHART]

              Clarion Global Real                             FTSE EPRA/NAREIT
             Estate Portfolio-Class A,   FTSE NAREIT Equity      Global Real
                Class B, Class E           REIT Index/1/       Estate Index/2/
             -------------------------   ------------------   ----------------
  5/1/2004           $10,000                  $10,000             $10,000
12/31/2004            12,975                   13,751              13,645
12/31/2005            14,739                   15,418              15,740
12/31/2006            20,326                   20,750              22,405
12/31/2007            17,319                   17,494              20,846
12/31/2008            10,121                   10,894              10,898




    ------------------------------------------------------------------
                                       Average Annual Return/3/
                                      (for the period ended 12/31/08)
    ------------------------------------------------------------------
                                                            Since
                                      1 Year    3 Year   Inception/4/
    ------------------------------------------------------------------
    Clarion Global Real Estate
--  Portfolio--Class A                -41.56%   -11.78%     0.26%
    Class B                           -41.67%   -11.97%     0.02%
    Class E                           -41.68%   -11.92%     0.11%
    ------------------------------------------------------------------
--  FTSE EPRA/NAREIT Global Real
    Estate Index/1/                   -47.72%   -11.53%     1.86%
    ------------------------------------------------------------------
- - FTSE NAREIT Equity REIT Index/2/  -37.73%   -10.83%     1.94%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The Index does not include fees or expenses and is not available for direct investment.

The FTSE EPRA/NAREIT Global Real Estate Index became the Portfolio's benchmark effective April 28, 2008, when the Portfolio's mandate changed to a global real estate securities total return strategy.

/2/The FTSE NAREIT Equity REIT Index is an unmanaged index that reflects performance of all publicly traded equity REITs. The Index does not include fees or expenses and is not available for direct investment.

The FTSE NAREIT Equity REIT Index was the Portfolio's benchmark prior to April 28, 2008, when its mandate was a U.S. only real estate securities total return strategy.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A, B and E shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
CLARION GLOBAL REAL ESTATE PORTFOLIO         ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  653.70        $2.99
  Hypothetical (5% return before expenses)      1,000.00      1,021.52         3.66
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  653.40        $4.03
  Hypothetical (5% return before expenses)      1,000.00      1,020.26         4.93
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  653.10        $3.57
  Hypothetical (5% return before expenses)      1,000.00      1,020.81         4.37
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.72%, 0.97%, and 0.86% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                SHARES      (NOTE 2)
       ------------------------------------------------------------------

       COMMON STOCKS - 97.2%
       AUSTRALIA - 9.1%
       CFS Retail Property Trust (REIT)........   4,068,048 $   5,336,036
       Dexus Property Group (REIT).............  15,641,943     9,089,817
       Goodman Group (REIT)....................  10,831,652     5,743,556
       GPT Group (REIT)........................   7,412,900     4,793,924
       Mirvac Group (REIT).....................   3,792,191     3,417,752
       Stockland (REIT)........................   1,753,740     5,074,370
       Westfield Group (REIT)..................   4,729,200    43,573,516
                                                            -------------
                                                               77,028,971
                                                            -------------
       BERMUDA - 1.3%
       Hongkong Land Holdings, Ltd.............   3,138,300     7,862,593
       Kerry Properties, Ltd...................   1,134,500     3,053,618
                                                            -------------
                                                               10,916,211
                                                            -------------
       CANADA - 2.2%
       Brookfield Properties Corp..............     451,200     3,487,776
       Canadian Real Estate Investment Trust
         (REIT)................................     176,900     3,234,211
       H&R Real Estate Investment Trust (REIT).     439,900     2,654,723
       RioCan Real Estate Investment Trust
         (REIT)................................     861,900     9,537,103
                                                            -------------
                                                               18,913,813
                                                            -------------
       CAYMAN ISLANDS - 0.3%
       China Resources Land Ltd................   1,827,300     2,262,313
                                                            -------------
       FINLAND - 0.1%
       Citycon Oyj.............................     330,723       775,771
                                                            -------------
       FRANCE - 5.7%
       ICADE (REIT)............................       7,200       599,291
       Mercialys (REIT)........................     307,295     9,681,721
       Societe Immobiliere de Location pour
         l'Industrie et le Commerce (REIT).....      29,407     2,733,978
       Unibail-Rodamco (REIT)..................     238,170    35,473,293
                                                            -------------
                                                               48,488,283
                                                            -------------
       GERMANY - 0.7%
       Deutsche Euroshop A.G...................     172,880     5,927,115
                                                            -------------
       HONG KONG - 10.9%
       Cheung Kong Holdings, Ltd...............     159,100     1,516,852
       China Overseas Land & Investment, Ltd...   9,012,200    12,669,070
       Hang Lung Group, Ltd....................   1,440,400     4,396,494
       Hang Lung Properties, Ltd...............   3,948,100     8,660,535
       Henderson Land Development Co. Ltd......   1,458,000     5,446,579
       Link (The)..............................   6,749,200    11,219,121
       Sino Land Co., Ltd......................   5,978,500     6,248,434
       Sun Hung Kai Properties, Ltd............   4,242,400    35,671,736
       Wharf Holdings, Ltd.....................   2,271,000     6,275,001
                                                            -------------
                                                               92,103,822
                                                            -------------

       ---------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                SHARES      (NOTE 2)
       ---------------------------------------------------------------------

       JAPAN - 15.8%
       Aeon Mall Co., Ltd......................     150,900 $   2,913,248
       Japan Logistics Fund, Inc. (REIT).......         402     2,444,459
       Japan Real Estate Investment Corp.
         (REIT)................................       2,207    19,835,090
       Japan Retail Fund Investment Corp.
         (REIT)................................         678     2,939,607
       Mitsubishi Estate Co., Ltd..............   2,127,400    35,083,385
       Mitsui Fudosan Co., Ltd.................   1,885,700    31,336,427
       Nippon Accommodations Fund, Inc.
         (REIT)................................         268     1,147,143
       Nippon Building Fund, Inc. (REIT).......       1,926    21,139,563
       Orix JREIT Inc. (REIT)..................          44       209,906
       Sumitomo Realty & Development Co., Ltd..   1,079,100    16,077,580
       Tokyu REIT Inc. (REIT)..................          68       423,366
       United Urban Investment Corp. (REIT)....          51       201,677
                                                            -------------
                                                              133,751,451
                                                            -------------
       NETHERLANDS - 2.3%
       Corio N.V. (REIT).......................     293,677    13,465,405
       Eurocommercial Properties N.V...........     111,877     3,762,189
       Wereldhave N.V. (REIT)..................      31,312     2,765,822
                                                            -------------
                                                               19,993,416
                                                            -------------
       SINGAPORE - 2.4%
       Ascendas Real Estate Investment Trust
         (REIT)................................   3,265,800     3,159,263
       Capitaland, Ltd.........................   5,316,400    11,680,047
       CapitaMall Trust (REIT).................   4,881,223     5,434,781
                                                            -------------
                                                               20,274,091
                                                            -------------
       SWEDEN - 0.9%
       Castellum A.B. (REIT)...................     385,200     2,994,932
       Hufvudstaden A.B........................     659,676     4,644,301
                                                            -------------
                                                                7,639,233
                                                            -------------
       SWITZERLAND - 0.9%
       PSP Swiss Property A.G..................     158,230     7,888,656
                                                            -------------
       UNITED KINGDOM - 4.7%
       British Land Co. Plc (REIT).............     840,800     6,739,871
       Derwent London Plc (REIT)...............     224,700     2,360,634
       Great Portland Estates Plc (REIT).......     462,800     1,738,531
       Hammerson Plc (REIT)....................   1,151,779     8,922,018
       Land Securities Group Plc (REIT)........   1,137,800    15,165,251
       Liberty International Plc (REIT)........     407,800     2,825,882
       Safestore Holdings Plc..................   2,881,700     2,290,396
                                                            -------------
                                                               40,042,583
                                                            -------------
       UNITED STATES - 39.9%
       Acadia Realty Trust (REIT)..............     109,836     1,567,360
       Alexandria Real Estate Equities, Inc.
         (REIT)(a).............................      34,500     2,081,730
       AMB Property Corp. (REIT)(a)............     248,200     5,812,844

                       See notes to financial statements

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      ----------------------------------------------------------------------
      SECURITY                                                 VALUE
      DESCRIPTION                                 SHARES      (NOTE 2)
      ----------------------------------------------------------------------

      UNITED STATES - CONTINUED
      AvalonBay Communities, Inc. (REIT)(a)....     153,400 $   9,292,972
      BioMed Realty Trust, Inc. (REIT).........     238,000     2,789,360
      Boston Properties, Inc. (REIT)...........     244,800    13,464,000
      BRE Properties, Inc. - Class A (REIT)(a).     235,146     6,579,385
      Camden Property Trust (a)................      19,667       616,364
      Corporate Office Properties Trust
        (REIT)(a)..............................     130,085     3,993,610
      Digital Realty Trust, Inc.(a)............     278,500     9,148,725
      Douglas Emmett, Inc. (REIT)(a)...........     126,500     1,652,090
      Equity Residential.......................     635,600    18,953,592
      Essex Property Trust, Inc.(a)............      97,676     7,496,633
      Extra Space Storage, Inc.................     243,800     2,516,016
      Federal Realty Investment Trust
        (REIT)(a)..............................     357,234    22,177,087
      HCP, Inc.................................     431,700    11,988,309
      Health Care REIT, Inc.(a)................     303,947    12,826,563
      Highwoods Properties, Inc. (REIT)........     266,978     7,304,518
      Home Properties, Inc. (REIT)(a)..........     163,600     6,642,160
      Hospitality Properties Trust (REIT)......     182,100     2,707,827
      Host Hotels & Resorts, Inc. (REIT)(a)....     899,900     6,812,243
      Kimco Realty Corp. (REIT)(a).............     468,700     8,567,836
      LaSalle Hotel Properties (REIT)(a).......     139,100     1,537,055
      Liberty Property Trust (REIT)............     354,000     8,081,820
      Macerich Co. (The) (REIT)(a).............     355,700     6,459,512
      Nationwide Health Properties, Inc.
        (REIT).................................     418,059    12,006,654
      OMEGA Healthcare Investors, Inc. (REIT)..     309,600     4,944,312
      Peoples Choice Financial Corp.*
        (144A)(b)(c)...........................      60,000             0
      ProLogis (REIT)(a).......................     487,700     6,774,153
      Public Storage...........................     279,200    22,196,400
      Regency Centers Corp. (REIT)(a)..........      96,500     4,506,550
      Simon Property Group, Inc. (REIT)(a).....     656,500    34,879,845
      SL Green Realty Corp. (REIT).............     156,160     4,044,544
      Tanger Factory Outlet Centers(a).........     264,565     9,952,935
      Taubman Centers, Inc. (REIT)(a)..........     245,813     6,258,399
      UDR, Inc. (REIT).........................     525,702     7,249,431
      Ventas, Inc.(a)..........................     617,300    20,722,761
      Vornado Realty Trust.....................     389,307    23,494,677
                                                            -------------
                                                              338,100,272
                                                            -------------
      Total Common Stocks
      (Cost $1,312,468,936)                                   824,106,001
                                                            -------------

     ------------------------------------------------------------------------
     SECURITY                                       PAR          VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 13.0%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/08 at 0.010% to
       be repurchased at $18,919,011 on
       01/02/09 collateralized by $19,300,000
       U.S.Treasury Bill 0.010% due 02/19/09
       with a value of $19,300,000............. $ 18,919,000 $  18,919,000
     State Street Navigator Securities Lending
       Trust Prime Portfolio(d)................   91,293,503    91,293,503
                                                             -------------
     Total Short-Term Investments
     (Cost $110,212,503)                                       110,212,503
                                                             -------------

     TOTAL INVESTMENTS - 110.2%
     (Cost $1,422,681,423)                                     934,318,504
                                                             -------------

     Other Assets and Liabilities (net) - (10.2)%              (86,265,132)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 848,053,372
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $0 of net assets.
(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

                       See notes to financial statements

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO


SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION 12/31/08 (UNAUDITED)

                                                VALUE   PERCENT OF
             INDUSTRY                           (000)   NET ASSETS
             -----------------------------------------------------
             Apartments                        $ 57,978    6.8%
             Commercial Services                  5,074    0.6%
             Community Centers                    8,568    1.0%
             Diversified                        185,224   21.8%
             Health Care Providers & Services    62,489    7.4%
             Industrials                         34,783    4.1%
             Lodging                              8,349    1.0%
             Management & Services               47,616    5.6%
             Office                              84,265    9.9%
             Operating & Development            131,311   15.5%
             Real Estate                         13,330    1.6%
             Regional Malls                     161,008   19.0%
             REITS                               16,860    2.0%
             Storage/Warehousing                  7,251    0.9%
                                               --------   -----
                                               $824,106   97.2%
                                               ========   =====

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $448,307,588              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     486,010,916               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $934,318,504              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

CLARION GLOBAL REAL ESTATE PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $  915,399,504
   Repurchase Agreement                                                       18,919,000
   Cash                                                                              479
   Cash denominated in foreign currencies (c)                                     54,304
   Receivable for investments sold                                             1,584,108
   Receivable for Trust shares sold                                              895,794
   Dividends receivable                                                        5,240,910
   Interest receivable                                                                 5
                                                                          --------------
       Total assets                                                          942,094,104
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   1,446,848
       Trust shares redeemed                                                     671,803
       Distribution and services fees--Class B                                    54,967
       Distribution and services fees--Class E                                     4,035
       Collateral for securities on loan                                      91,293,503
       Management fee (Note 3)                                                   441,245
       Administration fee                                                          5,681
       Custodian and accounting fees                                              20,709
   Accrued expenses                                                              101,941
                                                                          --------------
       Total liabilities                                                      94,040,732
                                                                          --------------
NET ASSETS                                                                $  848,053,372
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $1,539,228,783
   Accumulated net realized loss                                            (233,462,467)
   Unrealized depreciation on investments and foreign currency              (488,353,856)
   Undistributed net investment income                                        30,640,912
                                                                          --------------
       Total                                                              $  848,053,372
                                                                          ==============
NET ASSETS
   Class A                                                                $  534,093,193
                                                                          ==============
   Class B                                                                   279,212,926
                                                                          ==============
   Class E                                                                    34,747,253
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    72,177,666
                                                                          ==============
   Class B                                                                    37,897,348
                                                                          ==============
   Class E                                                                     4,706,373
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $         7.40
                                                                          ==============
   Class B                                                                          7.37
                                                                          ==============
   Class E                                                                          7.38
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $1,313,743,639
(b)Includes cash collateral for securities loaned of                          91,293,503
(c)Identified cost of foreign cash                                                55,153

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

CLARION GLOBAL REAL ESTATE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  38,175,120
   Interest (2)                                                               1,507,980
                                                                          -------------
       Total investment income                                               39,683,100
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    7,009,476
   Administration fees                                                           75,332
   Custodian and accounting fees                                                292,013
   Distribution and services fees--Class B                                      991,871
   Distribution and services fees--Class E                                       82,327
   Audit and tax services                                                        31,976
   Legal                                                                         40,986
   Trustee fees and expenses                                                     18,375
   Shareholder reporting                                                        215,152
   Insurance                                                                     18,485
   Other                                                                          6,436
                                                                          -------------
       Total expenses                                                         8,782,429
       Less broker commission recapture                                        (188,029)
                                                                          -------------
   Net expenses                                                               8,594,400
                                                                          -------------
   Net investment income                                                     31,088,700
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                         (226,995,298)
       Foreign currency                                                        (259,073)
                                                                          -------------
   Net realized loss on investments and foreign currency                   (227,254,371)
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (370,953,057)
       Foreign currency                                                           9,065
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (370,943,992)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (598,198,363)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(567,109,663)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $   2,326,897
(2)Interest income includes securities lending net income of:                 1,077,195

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



CLARION GLOBAL REAL ESTATE PORTFOLIO
                                                                                  YEAR ENDED      YEAR ENDED
                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                     2008            2007
                                                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                       $   31,088,700  $   18,830,718
    Net realized gain (loss) on investments and foreign currency                  (227,254,371)    102,576,237
    Net change in unrealized depreciation on investments and foreign currency     (370,943,992)   (344,941,978)
                                                                                --------------  --------------
    Net decrease in net assets resulting from operations                          (567,109,663)   (223,535,023)
                                                                                --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                       (12,871,229)     (6,686,775)
     Class B                                                                        (6,742,260)     (5,558,981)
     Class E                                                                          (996,047)     (1,163,894)
    From net realized gains
     Class A                                                                       (62,356,696)    (53,582,923)
     Class B                                                                       (39,830,003)    (53,757,599)
     Class E                                                                        (5,590,157)    (10,322,196)
                                                                                --------------  --------------
    Net decrease in net assets resulting from distributions                       (128,386,392)   (131,072,368)
                                                                                --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       301,131,736     374,197,077
     Class B                                                                        85,885,098     175,690,205
     Class E                                                                         8,098,339      34,222,457
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                        75,227,925      60,269,698
     Class B                                                                        46,572,263      59,316,580
     Class E                                                                         6,586,204      11,486,090
    Cost of shares repurchased
     Class A                                                                      (132,676,732)   (175,912,324)
     Class B                                                                       (97,137,626)   (220,710,953)
     Class E                                                                       (19,624,926)    (64,538,138)
                                                                                --------------  --------------
    Net increase in net assets from capital share transactions                     274,062,281     254,020,692
                                                                                --------------  --------------
NET DECREASE IN NET ASSETS                                                        (421,433,774)   (100,586,699)
    Net assets at beginning of period                                            1,269,487,146   1,370,073,845
                                                                                --------------  --------------
    Net assets at end of period                                                 $  848,053,372  $1,269,487,146
                                                                                ==============  ==============
    Net assets at end of period includes undistributed net investment income    $   30,640,912  $   20,608,933
                                                                                ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                              CLASS A
CLARION GLOBAL REAL ESTATE PORTFOLIO                                      --------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------
                                                                            2008      2007      2006     2005    2004(B)
                                                                          -------   -------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.08   $ 18.13   $14.15   $12.47   $10.00
                                                                          -------   -------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.32      0.22     0.28     0.30     0.55
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.53)    (2.59)    4.81     1.40     2.42
                                                                          -------   -------   ------   ------   ------
Total from Investment Operations.........................................   (5.21)    (2.37)    5.09     1.70     2.97
                                                                          -------   -------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.25)    (0.19)   (0.19)      --    (0.22)
Distributions from Net Realized Capital Gains............................   (1.22)    (1.49)   (0.92)   (0.02)   (0.28)
                                                                          -------   -------   ------   ------   ------
Total Distributions......................................................   (1.47)    (1.68)   (1.11)   (0.02)   (0.50)
                                                                          -------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.40   $ 14.08   $18.13   $14.15   $12.47
                                                                          =======   =======   ======   ======   ======
TOTAL RETURN                                                               (41.56)%  (14.79)%  37.90 %  13.61 %  29.73 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.67 %    0.62 %   0.66 %   0.69 %   0.84 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.69 %    0.65 %   0.70 %   0.70 %   0.84 %*
Ratio of Net Investment Income to Average Net Assets.....................    2.91 %    1.35 %   1.74 %   2.27 %   6.76 %*
Portfolio Turnover Rate..................................................   146.2 %   110.0 %   73.0 %   13.5 %   52.3 %
Net Assets, End of Period (in millions).................................. $ 534.1   $ 711.9   $627.5   $204.1   $ 77.1

                                                                                              CLASS B
                                                                          --------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------
                                                                            2008      2007      2006     2005    2004(B)
                                                                          -------   -------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.01   $ 18.06   $14.11   $12.47   $10.00
                                                                          -------   -------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.29      0.21     0.23     0.26     0.26
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.50)    (2.62)    4.81     1.40     2.69
                                                                          -------   -------   ------   ------   ------
Total from Investment Operations.........................................   (5.21)    (2.41)    5.04     1.66     2.95
                                                                          -------   -------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.21)    (0.15)   (0.17)      --    (0.20)
Distributions from Net Realized Capital Gains............................   (1.22)    (1.49)   (0.92)   (0.02)   (0.28)
                                                                          -------   -------   ------   ------   ------
Total Distributions......................................................   (1.43)    (1.64)   (1.09)   (0.02)   (0.48)
                                                                          -------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.37   $ 14.01   $18.06   $14.11   $12.47
                                                                          =======   =======   ======   ======   ======
TOTAL RETURN                                                               (41.67)%  (15.01)%  37.58 %  13.29 %  29.55 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.92 %    0.87 %   0.92 %   0.94 %   0.98 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.93 %    0.90 %   0.95 %   0.95 %   0.98 %*
Ratio of Net Investment Income to Average Net Assets.....................    2.57 %    1.30 %   1.43 %   2.00 %   3.45 %*
Portfolio Turnover Rate..................................................   146.2 %   110.0 %   73.0 %   13.5 %   52.3 %
Net Assets, End of Period (in millions).................................. $ 279.2   $ 484.8   $623.4   $316.4   $167.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2004.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                              CLASS E
CLARION GLOBAL REAL ESTATE PORTFOLIO                                      --------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------
                                                                            2008      2007      2006     2005    2004(B)
                                                                          -------   -------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.04   $ 18.08   $14.13   $12.47   $10.00
                                                                          -------   -------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.29      0.26     0.25     0.28     0.33
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.51)    (2.64)    4.80     1.40     2.64
                                                                          -------   -------   ------   ------   ------
Total from Investment Operations.........................................   (5.22)    (2.38)    5.05     1.68     2.97
                                                                          -------   -------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.22)    (0.17)   (0.18)      --    (0.22)
Distributions from Net Realized Capital Gains............................   (1.22)    (1.49)   (0.92)   (0.02)   (0.28)
                                                                          -------   -------   ------   ------   ------
Total Distributions......................................................   (1.44)    (1.66)   (1.10)   (0.02)   (0.50)
                                                                          -------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.38   $ 14.04   $18.08   $14.13   $12.47
                                                                          =======   =======   ======   ======   ======
TOTAL RETURN                                                               (41.68)%  (14.86)%  37.62 %  13.45 %  29.69 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.81 %    0.76 %   0.82 %   0.84 %   0.91 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.83 %    0.80 %   0.85 %   0.84 %   0.91 %*
Ratio of Net Investment Income to Average Net Assets.....................    2.62 %    1.54 %   1.55 %   2.14 %   4.19 %*
Portfolio Turnover Rate..................................................   146.2 %   110.0 %   73.0 %   13.5 %   52.3 %
Net Assets, End of Period (in millions).................................. $  34.7   $  72.7   $119.2   $ 51.3   $ 20.9

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2004.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio) (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $194,127,035 $194,127,035

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with ING Clarion Real Estate Securities L.P. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $7,009,476         0.70%    First $200 Million

                                 0.65%    $200 Million to $750 Million

                                 0.55%    Over $750 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

  Maximum Expense Ratio under Expense Limitation Agreement
----------------------------------------------------------
Class A              Class B              Class E
-------              -------              -------

0.90%                1.15%                1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

For the period January 1 to April 27, 2008, the Portfolio paid brokerage commissions to affiliated brokers/dealers for the Portfolio's prior adviser, Neuberger Berman Management, Inc.

                       Affiliate              Commission
                       ---------              ----------

                       Lehman Brothers, Inc.   $218,607

                       Neuberger Berman LLC         140

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


For the period April 28, 2008 to December 31, 2008 the Portfolio paid no brokerage commissions to affiliated brokers/dealers of the Adviser.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  50,556,453 27,654,913   5,746,977   (11,780,677)  21,621,213  72,177,666
 12/31/2007  34,618,782 23,336,019   3,495,922   (10,894,269)  15,937,672  50,556,454


 Class B

 12/31/2008  34,595,270  8,140,621   3,566,023    (8,404,566)   3,302,078  37,897,348
 12/31/2007  34,517,272 10,542,912   3,452,653   (13,917,567)      77,998  34,595,270


 Class E

 12/31/2008   5,179,996    745,349     503,532    (1,722,504)    (473,623)  4,706,373
 12/31/2007   6,591,029  2,017,396     667,796    (4,096,225)  (1,411,033)  5,179,996


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--      $1,826,719,534       $--       $1,611,913,655

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,464,547,998   $932,191   $(531,161,685) $(530,229,494)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $89,066,572 $91,293,503     $--     $91,293,503

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

       Ordinary Income      Long-Term Capital Gain            Total
   ----------------------- ------------------------ -------------------------
       2008       2007         2008        2007         2008         2007
   ----------- ----------- ------------ ----------- ------------ ------------

   $20,609,620 $63,893,215 $107,776,773 $67,179,153 $128,386,393 $131,072,368

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

   $33,170,940       $--      $(530,219,183)   $(194,127,035)   $(691,175,278)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Clarion Global Real Estate Portfolio (formerly, Neuberger Berman Real Estate Portfolio), one of the portfolios constituting the Met Investors Series Trust (the "Trust") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and from May 1, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Global Real Estate Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and from May 1, 2004 (commencement of operations) to December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 25, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

CLARION GLOBAL REAL ESTATE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Clarion Global Real Estate Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services


--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Clarion Global Real Estate Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the NAREIT Equity REIT Index, for the one-year period and underperformed the benchmark for the three-year period. The Board took into account management's discussion of the Portfolio's performance and the fact that the Portfolio's previous Adviser was replaced on April 28, 2008. The Board also noted the change to the Portfolio's investment strategy. The Board concluded that appropriate action is being taken to address performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Clarion Global Real Estate Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, the Expense Universe and the Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Clarion Global Real Estate Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                                DECEMBER 31, 2008
              MET INVESTORS SERIES TRUST
              DREMAN SMALL CAP VALUE PORTFOLIO


              ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
DREMAN SMALL CAP VALUE PORTFOLIO                    FOR THE YEAR ENDED 12/31/08
MANAGED BY DREMAN VALUE MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (25.22)% for Class A Shares, versus (28.92)% for its benchmark, the Russell 2000(R) Value Index/1/.

MARKET ENVIRONMENT/CONDITIONS

2008 will most likely go down in history as one of the most difficult and volatile periods since the Great Depression. In the 1930's the Dow Jones Industrial Average dropped 90% between 1929 and 1932. Many major financial stocks dropped by roughly the same amount in 2008.

PORTFOLIO REVIEW/CURRENT POSITIONING

For 2008 the Portfolio outperformed its index through stock selection and sector allocation. From an attribution standpoint our best performing sectors, on a relative basis, included consumer discretionary, consumer staples, health care, information technology, telecommunication services, and utilities. Our worst performing sectors were energy, materials, industrials, and financials.

In the consumer discretionary sector our stock selection and underweight position helped performance for the year. In our opinion we avoided many of the laggards in this sector as our research uncovered weakening demand for many of the retailers, consumer durables, and media companies. In addition, most of the stocks we owned performed better than the index on a relative basis. Both Aaron Rents, a specialty retailer, and Helen of Troy, a consumer products company, posted positive returns for the year. Offsetting these gains were declines in Tenneco Inc, an auto parts company, and Ruby Tuesday, a causal dining restaurant chain. A rising unemployment rate coupled with a negative wealth effect from a bear market in stocks and housing should continue to pressure discretionary spending. We remain underweight in this sector versus the benchmark.

In the consumer staples sector our overweight combined with stock selection helped performance, on a relative basis. One of our strongest performers Nash Finch, a food distribution company, was up significantly for the year. Pilgrim's Pride, a poultry producer, was down significantly as rising feed costs squeezed margins. We remain overweight in this sector as the markets continue to be extremely volatile. This relatively safe harbor should serve us well in the near future; however, as new opportunities arise we will likely use these stocks as sources of cash.

In previous letters we have talked in great lengths over our concerns for the financial sector. However, even we could not imagine the speed at which this crisis would accelerate nor the depths of the problems at these institutions, which previously were thought to be the strongest and infallible. Surprisingly, in the small cap space the financial sector was a relative outperformer. Our underweight in this space for the year hurt the portfolio; however, stock selection helped to offset some of this negative performance. Three of our banks, FirstMerit, Prosperity Holdings, and City Holding posted positive returns. However, Columbia Banking, Boston private Financial holdings, and Citizens Republic all suffered large declines as the growth in non performing loans pressured earnings. In the Insurance space we fared much better as Safety Insurance, a property and casualty insurer in Massachusetts, United Fire & Casualty, Odyssey Re Holdings, and IPC Holdings all posted positive returns for the year. In addition, Hilb Rogal & Hobbs, an insurance broker was acquired at a premium. We continue to be significantly underweight in this sector.

As quickly as energy prices rose in the first half of the year, they fell even quicker in the second half! Our overweight coupled with stock selection detracted from performance. While we were shocked at the speed of the decline, we were not surprised that the energy sector came under pressure. Through the end of the second quarter we sold a portion of our energy names with the belief that oil's run to nearly $150 a barrel was over done. Today the stocks are selling near all time lows in terms of valuation.

The industrial sector underperformed for 2008 as investors grew more concerned about the global economic slow down. Our holdings in the electrical equipment industry, a historically strong performing group for our portfolio, were particularly weak. General Cable, a provider of copper, aluminum, and fiber optic wire and cable products, sold off with the decline in copper prices. We believe the fundamental case for General Cable remains strong given the aging transmission and distribution stations across the country and abroad. As these stations are rebuilt, General Cable's products should be in high demand. Several other stocks also hurt performance during the year including Kennametal, a manufacturer of metal cutting and tungsten carbide tools used for drilling, boring, grooving, and threading. On the positive side, DRS Technologies, a defense contractor, was taken out at a significant premium during the year. As the industrial stocks sold, off we added Genesee & Wyoming, a short line rail company, to the portfolio given its attractive valuation and strong fundamentals. We remain slightly overweight in the Industrial Sector.

Health care was another bright spot for the portfolio. The largest contributor in this sector was Sciele Pharma, a pharmaceutical company focusing on cardiovascular and diabetes products. The company was acquired by Japanese drug maker Shionogi & Company for $31 per share, approximately a 55% premium. HealthSpring Inc., a managed care organization, posted a positive gain on solid earnings. We remain overweight in the Health Care space as valuations remain attractive.

DAVID DREMAN, E. CLIFTON HOOVER JR., MARK ROACH
Portfolio Managers
DREMAN VALUE MANAGEMENT LLC

The views expressed above are those of the investment subadvisery firm and are subject to change based on market and other conditions and

--------
/1/ The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREMAN SMALL CAP VALUE PORTFOLIO                    FOR THE YEAR ENDED 12/31/08
MANAGED BY DREMAN VALUE MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Iamgold Corp.                            1.64%
               -------------------------------------------------
               Sybase, Inc.                             1.56%
               -------------------------------------------------
               PAN American Silver Corp.                1.51%
               -------------------------------------------------
               United Fire & Casualty Co.               1.41%
               -------------------------------------------------
               EMCOR Group, Inc.                        1.40%
               -------------------------------------------------
               StanCorp Financial Group, Inc.           1.36%
               -------------------------------------------------
               Endurance Specialty Holdings, Ltd.       1.35%
               -------------------------------------------------
               LifePoint Hospitals, Inc.                1.34%
               -------------------------------------------------
               Park Electrochemical Corp.               1.33%
               -------------------------------------------------
               International Speedway Corp.--Class A    1.30%
               -------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials                 4.9%
Communications                  5.0%
Cyclical                        7.9%
Non-Cyclical                   18.5%
Energy                          6.8%
Financials                     22.6%
Industrials                    23.6%
Technology                      4.9%
Utilities                       5.8%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREMAN SMALL CAP VALUE PORTFOLIO                    FOR THE YEAR ENDED 12/31/08
MANAGED BY DREMAN VALUE MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                  DREMAN SMALL CAP VALUE PORTFOLIO MANAGED BY
        DREMAN VALUE MANAGEMENT LLC VS. RUSSELL 2000(R) VALUE INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]



           Russell 2000/R/           Dremen Small Cap Value
           Value Index/1/          Portfolio-Class A, Class B
           ---------------         --------------------------
 5/05         $10,000                      $10,000
12/05          11,498                       11,355
12/06          14,199                       14,107
12/07          12,813                       13,970
12/08           9,107                       10,447






    ----------------------------------------------------------------
                                     Average Annual Return/2/
                                    (for the period ended 12/31/08)
    ----------------------------------------------------------------
                                                          Since
                                    1 Year    3 Year   Inception/3/
    ----------------------------------------------------------------
    Dreman Small Cap Value
--  Portfolio--Class A              -25.22%   -2.74%       1.20%
    Class B                              --       --     -24.81%
    ----------------------------------------------------------------
- - Russell 2000(R) Value Index/1/  -28.92%   -7.49%      -2.53%
    ----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividend and capital gains distributions.

/3/Inception of Class A shares is 05/02/2005. Inception of Class B shares is 4/28/2008. Index returns are based on an inception date of 4/30/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
DREMAN SMALL CAP VALUE PORTFOLIO             ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  767.40        $3.91
  Hypothetical (5% return before expenses)      1,000.00      1,020.71         4.47
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  766.60        $5.15
  Hypothetical (5% return before expenses)      1,000.00      1,019.30         5.89
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.88% and 1.16% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 95.8%
    AEROSPACE & DEFENSE - 2.3%
    Curtiss-Wright Corp.(a)...........................  57,360 $   1,915,250
    Esterline Technologies Corp.*.....................  53,400     2,023,326
                                                               -------------
                                                                   3,938,576
                                                               -------------
    BEVERAGES - 1.0%
    Central European Distribution Corp.*(a)...........  86,400     1,702,080
                                                               -------------
    CAPITAL MARKETS - 0.8%
    Waddell & Reed Financial, Inc. - Class A..........  87,890     1,358,779
                                                               -------------
    COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
    Brink's Co. (The).................................  79,300     2,131,584
                                                               -------------
    COMMERCIAL BANKS - 5.1%
    Associated Banc-Corp.(a)..........................  92,700     1,940,211
    FirstMerit Corp...................................  81,480     1,677,673
    MB Financial, Inc.................................  68,620     1,917,929
    Prosperity Bancshares, Inc........................  56,959     1,685,417
    TCF Financial Corp.(a)............................ 129,500     1,768,970
                                                               -------------
                                                                   8,990,200
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 1.7%
    CommScope, Inc.*(a)...............................  88,970     1,382,594
    Plantronics, Inc.(a).............................. 124,300     1,640,760
                                                               -------------
                                                                   3,023,354
                                                               -------------
    CONSTRUCTION & ENGINEERING - 2.4%
    EMCOR Group, Inc.*................................ 109,570     2,457,655
    URS Corp.*........................................  43,500     1,773,495
                                                               -------------
                                                                   4,231,150
                                                               -------------
    DIVERSIFIED CONSUMER SERVICES - 0.8%
    Regis Corp........................................  92,710     1,347,076
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 1.2%
    Financial Federal Corp.(a)........................  93,160     2,167,833
                                                               -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
    Alaska Communications Systems Group, Inc.(a)...... 175,170     1,643,095
    Iowa Telecommunications Services, Inc.(a)......... 109,840     1,568,515
                                                               -------------
                                                                   3,211,610
                                                               -------------
    ELECTRIC UTILITIES - 2.7%
    Allete, Inc.......................................  48,300     1,558,641
    IDACORP, Inc.(a)..................................  56,870     1,674,821
    NV Energy, Inc.................................... 155,900     1,541,851
                                                               -------------
                                                                   4,775,313
                                                               -------------
    ELECTRICAL EQUIPMENT - 2.6%
    Baldor Electric Co.(a)............................  89,200     1,592,220
    General Cable Corp.*(a)...........................  43,540       770,223
    Regal-Beloit Corp.(a).............................  58,770     2,232,672
                                                               -------------
                                                                   4,595,115
                                                               -------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
    Anixter International, Inc.*(a)...................  69,710     2,099,665
    Jabil Circuit, Inc................................ 296,600     2,002,050

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - CONTINUED
    Mettler-Toledo International, Inc.*...............  22,800 $   1,536,720
    Park Electrochemical Corp......................... 123,308     2,337,920
                                                               -------------
                                                                   7,976,355
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 3.4%
    Atwood Oceanics, Inc.*(a).........................  62,800       959,584
    Bristow Group, Inc.*(a)...........................  64,600     1,730,634
    Oil States International, Inc.*(a)................  92,000     1,719,480
    Superior Energy Services, Inc.*................... 101,480     1,616,576
                                                               -------------
                                                                   6,026,274
                                                               -------------
    FOOD & STAPLES RETAILING - 3.3%
    Nash Finch Co.(a).................................  41,220     1,850,366
    Ruddick Corp......................................  77,590     2,145,363
    Weis Markets, Inc.................................  51,260     1,723,874
                                                               -------------
                                                                   5,719,603
                                                               -------------
    FOOD PRODUCTS - 4.4%
    Corn Products International, Inc..................  60,700     1,751,195
    Del Monte Foods Co................................ 300,360     2,144,571
    J.M. Smucker Co. (The)............................  49,320     2,138,515
    Ralcorp Holdings, Inc.*...........................  29,710     1,735,064
                                                               -------------
                                                                   7,769,345
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 5.5%
    Amedisys, Inc.*(a)................................  34,900     1,442,766
    Amsurg Corp.*.....................................  77,214     1,802,175
    Healthspring, Inc.*............................... 102,140     2,039,736
    LifePoint Hospitals, Inc.*(a)..................... 103,190     2,356,859
    Pediatrix Medical Group, Inc.*....................  62,500     1,981,250
                                                               -------------
                                                                   9,622,786
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 1.3%
    International Speedway Corp. - Class A............  79,330     2,279,151
                                                               -------------
    HOUSEHOLD DURABLES - 1.1%
    Helen of Troy, Ltd.*.............................. 108,500     1,883,560
                                                               -------------
    INSURANCE - 14.5%
    Allied World Assurance Holdings, Ltd..............  51,300     2,082,780
    Argo Group International Holdings, Ltd.*..........  54,641     1,853,423
    Aspen Insurance Holdings, Ltd.....................  85,700     2,078,225
    Endurance Specialty Holdings, Ltd.................  77,750     2,373,707
    Hanover Insurance Group, Inc. (The)...............  45,150     1,940,096
    IPC Holdings, Ltd.................................  62,260     1,861,574
    Odyssey Re Holdings Corp..........................  40,400     2,093,124
    Platinum Underwriters Holdings, Ltd...............  55,480     2,001,718
    Safety Insurance Group, Inc.......................  49,540     1,885,492
    Selective Insurance Group, Inc....................  76,900     1,763,317
    StanCorp Financial Group, Inc.....................  57,200     2,389,244
    United Fire & Casualty Co.........................  79,380     2,466,337
    Willis Group Holdings, Ltd........................  27,895       694,028
                                                               -------------
                                                                  25,483,065
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    IT SERVICES - 2.1%
    CACI International, Inc. - Class A*...............  40,700 $   1,835,163
    DST Systems, Inc.*(a).............................  48,100     1,826,838
                                                               -------------
                                                                   3,662,001
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 0.8%
    PerkinElmer, Inc.................................. 101,800     1,416,038
                                                               -------------
    MACHINERY - 5.2%
    Barnes Group, Inc.(a)............................. 137,780     1,997,810
    Gardner Denver, Inc.*.............................  78,300     1,827,522
    Joy Global, Inc.(a)...............................  74,100     1,696,149
    Kennametal, Inc................................... 100,530     2,230,761
    Mueller Water Products, Inc.(a)................... 156,030     1,310,652
                                                               -------------
                                                                   9,062,894
                                                               -------------
    MEDIA - 1.0%
    Dreamworks Animation SKG, Inc. - Class A*.........  71,260     1,800,028
                                                               -------------
    METALS & MINING - 5.6%
    Century Aluminum Co.*(a)..........................  86,720       867,200
    Iamgold Corp...................................... 471,430     2,880,437
    PAN American Silver Corp.*(a)..................... 154,680     2,640,388
    Reliance Steel & Aluminum Co......................  89,900     1,792,606
    Worthington Industries, Inc.(a)................... 152,700     1,682,754
                                                               -------------
                                                                   9,863,385
                                                               -------------
    MULTI-UTILITIES - 2.9%
    Integrys Energy Group, Inc........................  38,290     1,645,704
    TECO Energy, Inc.(a).............................. 144,600     1,785,810
    Vectren Corp......................................  63,530     1,588,885
                                                               -------------
                                                                   5,020,399
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 4.1%
    Arch Coal, Inc....................................  93,400     1,521,486
    Parallel Petroleum Corp.*(a)...................... 136,580       274,526
    Petroquest Energy, Inc.*(a)....................... 165,845     1,121,112
    St. Mary Land & Exploration Co....................  90,080     1,829,525
    Stone Energy Corp.*(a)............................  46,700       514,634
    Whiting Petroleum Corp.*..........................  56,200     1,880,452
                                                               -------------
                                                                   7,141,735
                                                               -------------
    PROFESSIONAL SERVICES - 0.7%
    Kelly Services, Inc.(a)...........................  90,370     1,175,714
                                                               -------------
    ROAD & RAIL - 1.7%
    Genesee & Wyoming, Inc. - Class A*................  60,700     1,851,350
    Ryder System, Inc.................................  30,100     1,167,278
                                                               -------------
                                                                   3,018,628
                                                               -------------
    SOFTWARE - 2.6%
    Jack Henry & Associates, Inc......................  91,140     1,769,027
    Sybase, Inc.*(a).................................. 110,210     2,729,902
                                                               -------------
                                                                   4,498,929
                                                               -------------

 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SPECIALTY RETAIL - 2.5%
 Aaron Rents, Inc.(a)..............................      74,200 $   1,975,204
 Men's Wearhouse, Inc. (The)(a)....................      64,460       872,788
 Penske Automotive Group, Inc.(a)..................     200,960     1,543,373
                                                                -------------
                                                                    4,391,365
                                                                -------------
 TEXTILES, APPAREL & LUXURY GOODS - 2.2%
 Hanesbrands, Inc.*(a).............................     143,450     1,828,988
 Wolverine World Wide, Inc.(a).....................      91,300     1,920,952
                                                                -------------
                                                                    3,749,940
                                                                -------------
 TOBACCO - 1.6%
 Universal Corp....................................      48,400     1,445,708
 Vector Group, Ltd.(a).............................     104,024     1,416,807
                                                                -------------
                                                                    2,862,515
                                                                -------------
 TRADING COMPANIES & DISTRIBUTORS - 1.1%
 GATX Corp.(a).....................................      64,430     1,995,397
                                                                -------------
 Total Common Stocks (Cost $204,619,430)                          167,891,777
                                                                -------------

 SHORT-TERM INVESTMENTS - 21.8%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 12/31/08 at 0.010% to be
   repurchased at $7,406,004 on 01/02/09
   collateralized by $7,555,000 U.S Treasury Bill
   at 0.050% due 02/12/09 with a value of
   $7,555,000...................................... $ 7,406,000     7,406,000
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b)..............................  30,905,352    30,905,352
                                                                -------------
 Total Short-Term Investments (Cost $38,311,352)                   38,311,352
                                                                -------------

 TOTAL INVESTMENTS - 117.6% (Cost $242,930,782)                   206,203,129
                                                                -------------

 Other Assets and Liabilities (net) - (17.6)%                     (30,887,302)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 175,315,827
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $198,797,129              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS       7,406,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $206,203,129              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

DREMAN SMALL CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $198,797,129
   Repurchase Agreement                                                      7,406,000
   Cash                                                                            100
   Receivable for Trust shares sold                                            132,798
   Dividends receivable                                                        215,052
   Interest receivable                                                               2
                                                                          ------------
       Total assets                                                        206,551,081
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                     7,252
       Trust shares redeemed                                                   171,670
       Distribution and services fees--Class B                                     153
       Collateral for securities on loan                                    30,905,352
       Management fee (Note 3)                                                 108,971
       Administration fee                                                        1,292
       Custodian and accounting fees                                             5,604
   Accrued expenses                                                             34,960
                                                                          ------------
       Total liabilities                                                    31,235,254
                                                                          ------------
NET ASSETS                                                                $175,315,827
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $238,063,185
   Accumulated net realized loss                                           (27,774,879)
   Unrealized depreciation on investments and foreign currency             (36,727,903)
   Undistributed net investment income                                       1,755,424
                                                                          ------------
       Total                                                              $175,315,827
                                                                          ============
NET ASSETS
   Class A                                                                $174,493,211
                                                                          ============
   Class B                                                                     822,616
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  17,801,446
                                                                          ============
   Class B                                                                      84,037
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       9.80
                                                                          ============
   Class B                                                                        9.79
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $204,619,430
(b)Includes cash collateral for securities loaned of                        30,905,352

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

DREMAN SMALL CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  3,644,602
   Interest (2)                                                                604,164
                                                                          ------------
       Total investment income                                               4,248,766
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   1,649,524
   Administration fees                                                          17,019
   Custodian and accounting fees                                                10,864
   Distribution and services fees--Class B                                         612
   Audit and tax services                                                       31,976
   Legal                                                                        22,021
   Trustee fees and expenses                                                    18,374
   Shareholder reporting                                                        37,231
   Insurance                                                                       391
   Other                                                                         8,344
                                                                          ------------
       Total expenses                                                        1,796,356
                                                                          ------------
   Net investment income                                                     2,452,410
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                         (27,626,002)
       Futures contracts                                                       113,101
       Foreign currency                                                           (363)
                                                                          ------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                            (27,513,264)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (28,980,024)
       Foreign currency                                                           (418)
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (28,980,442)
                                                                          ------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (56,493,706)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(54,041,296)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $        664
(2)Interest income includes securities lending net income of:                  442,843

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


DREMAN SMALL CAP VALUE PORTFOLIO
                                                                                       YEAR ENDED    YEAR ENDED
                                                                                      DECEMBER 31,  DECEMBER 31,
                                                                                          2008          2007
                                                                                      ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                             $  2,452,410  $  1,268,740
    Net realized gain (loss) on investments, futures contracts and foreign currency    (27,513,264)    6,401,954
    Net change in unrealized depreciation on investments and foreign currency          (28,980,442)  (13,742,806)
                                                                                      ------------  ------------
    Net decrease in net assets resulting from operations                               (54,041,296)   (6,072,112)
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                            (1,803,717)           --
     Class B                                                                                    --            --
    From net realized gains
     Class A                                                                            (6,775,539)     (593,783)
     Class B                                                                                    --            --
                                                                                      ------------  ------------
    Net decrease in net assets resulting from distributions                             (8,579,256)     (593,783)
                                                                                      ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                            66,519,605   158,639,115
     Class B                                                                             1,113,178            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                             8,579,256       593,783
     Class B                                                                                    --            --
    Cost of shares repurchased
     Class A                                                                           (63,248,091)  (10,976,254)
     Class B                                                                              (185,186)           --
                                                                                      ------------  ------------
    Net increase in net assets from capital share transactions                          12,778,762   148,256,644
                                                                                      ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (49,841,790)  141,590,749
    Net assets at beginning of period                                                  225,157,617    83,566,868
                                                                                      ------------  ------------
    Net assets at end of period                                                       $175,315,827  $225,157,617
                                                                                      ============  ============
    Net assets at end of period includes undistributed net investment income          $  1,755,424  $  1,144,652
                                                                                      ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                         CLASS A
DREMAN SMALL CAP VALUE PORTFOLIO                                          ------------------------------------
                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                          ------------------------------------
                                                                            2008       2007      2006   2005(B)
                                                                          -------   ------      ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 13.57   $13.77      $11.20  $10.00
                                                                          -------   ------      ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.14     0.12        0.13    0.07
Net Realized/Unrealized Gain (Loss) on Investments.......................   (3.44)   (0.25)       2.57    1.30
                                                                          -------   ------      ------  ------
Total from Investment Operations.........................................   (3.30)   (0.13)       2.70    1.37
                                                                          -------   ------      ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.10)      --       (0.06)  (0.05)
Distributions from Net Realized Capital Gains............................   (0.37)   (0.07)      (0.07)  (0.12)
                                                                          -------   ------      ------  ------
Total Distributions......................................................   (0.47)   (0.07)      (0.13)  (0.17)
                                                                          -------   ------      ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  9.80   $13.57      $13.77  $11.20
                                                                          =======   ======      ======  ======
TOTAL RETURN                                                               (25.22)%  (0.97)%     24.23%  13.56%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.86 %   0.92 %      1.10%   1.10%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.86 %   0.95 %(c)   1.40%   3.83%*
Ratio of Net Investment Income to Average Net Assets.....................    1.17 %   0.89 %      0.99%   0.86%*
Portfolio Turnover Rate..................................................    73.6 %   69.6 %      62.0%   55.0%
Net Assets, End of Period (in millions).................................. $ 174.5   $225.2      $ 83.6  $  5.0

                                                                                CLASS B
                                                                          --------------------
                                                                             FOR THE PERIOD
                                                                                 ENDED
                                                                          DECEMBER 31, 2008(D)
                                                                          --------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................       $ 13.02
                                                                                -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................          0.11
Net Realized/Unrealized Loss on Investments..............................         (3.34)
                                                                                -------
Total from Investment Operations.........................................         (3.23)
                                                                                -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................            --
Distributions from Net Realized Capital Gains............................            --
                                                                                -------
Total Distributions......................................................            --
                                                                                -------
NET ASSET VALUE, END OF PERIOD...........................................       $  9.79
                                                                                =======
TOTAL RETURN                                                                     (24.81)%
Ratio of Expenses to Average Net Assets After Reimbursement..............          1.16 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.          1.16 %*
Ratio of Net Investment Income to Average Net Assets.....................          1.50 %*
Portfolio Turnover Rate..................................................          73.6 %
Net Assets, End of Period (in millions)..................................       $   0.8

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Excludes effect of deferred expense reimbursement.
(d) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Dreman Small Cap Value Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $21,858,551 $21,858,551

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Dreman Value Management LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $1,649,524         0.800%   First $100 Million

                                 0.775%   $100 Million to $500 Million

                                 0.750%   $500 Million to $1 Billion

                                 0.725%   Over $1 Billion

Prior to February 1, 2008, the management fee for the Portfolio was 82.5% for the first $50 Million, 80% for the next $50 Million, 77.5% for the next $400 Million, 75% for the next $500 Million and 72.5% for assets over $1 Billion. The management fee earned for the period January 1, 2008 through January 31, 2008 was $143,035.

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio
                                under current Expense
                                Limitation Agreement
                                --------------------
                                Class A    Class B
                                -------    -------

                                 1.10%      1.35%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                        Net Increase
                        Beginning                                        in Shares     Ending
                         Shares      Sales    Reinvestments Redemptions Outstanding    Shares
                        ---------- ---------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008             16,587,405  5,538,196    655,405    (4,979,560)   1,214,041  17,801,446
 12/31/2007              6,067,821 11,254,488     41,698      (776,602)  10,519,584  16,587,405

 Class B

 04/28/2008-12/31/2008          --     99,657         --       (15,620)      84,037      84,037

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $177,861,780         $--       $145,169,853

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

          Federal       Gross        Gross
         Income Tax   Unrealized   Unrealized        Net Unrealized
            Cost     Appreciation Depreciation        Depreciation
        ------------ ------------ ------------       --------------

        $248,847,109  $6,030,918       $(48,674,898)       $(42,643,980)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $30,050,467 $30,905,352     $--     $30,905,352

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

             Ordinary Income   Long-Term Capital Gain        Total
           ------------------- ---------------------- -------------------
              2008      2007      2008       2007        2008      2007
           ---------- --------  ----------   -------  ---------- --------

           $6,273,503 $520,755 $2,305,753   $73,028   $8,579,256 $593,783

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

    $1,755,424        $--      $(42,644,230)    $(21,858,551)   $(62,747,357)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Dreman Small Cap Value Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreman Small Cap Value Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                     Number of
                                                                                                     Portfolios
                                                                                                      in Fund
                             Position(s)  Term of Office                                              Complex
                             Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address        the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------        -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)     Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life            Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company            Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the Americas                               2002 to March 2006, Assistant Vice
New York, NY 10036                                        President; from November 2005 to August
                                                          2006, Interim Chief Compliance Officer,
                                                          Met Investors Series Trust; since April
                                                          2007, Chief Compliance Officer,
                                                          Metropolitan Series Fund, Inc.; from
                                                          August 2006 to April 2007, Interim Chief
                                                          Compliance Officer, Metropolitan Series
                                                          Fund, Inc.; since August 2006, Chief
                                                          Compliance Officer, Met Investors
                                                          Advisory, LLC and MetLife Advisers, LLC;
                                                          since November 2006, Chief Compliance
                                                          Officer, MetLife Investment Advisors
                                                          Company, LLC.




                             Other Directorships
Name, Age and Address         Held by Trustee
---------------------        -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)            N/A
Metropolitan Life
Insurance Company
1095 Avenue of the Americas
New York, NY 10036












--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

DREMAN SMALL CAP VALUE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Dreman Small Cap Value Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Dreman Small Cap Value Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the one- and three-year periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Dreman Small Cap Value Portfolio, the Board considered that the Portfolio's actual management fees were at the Expense Group median and above both the Expense Universe median and the Sub-advised Expense Universe median. The Portfolio's total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The

Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Dreman Small Cap Value Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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
                                                  DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           GOLDMAN SACHS MID CAP VALUE PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

For the one-year period ended December 31, 2008, the Portfolio Class A and B Shares returned (35.92)% and (36.07)% versus (38.44)% for its benchmark, the Russell Midcap(R) Value Index.

MARKET ENVIRONMENT/CONDITIONS

U.S. equity markets endured a challenging fourth quarter, ending one of most difficult calendar years in financial history. Fallout from the credit crunch extended into October as solvency and liquidity problems persisted, while fears of a slowing global economy intensified among investors. The S&P 500(R) Index/2/ declined 37.0% in 2008, with nearly half of its losses posted in the fourth quarter. Treasury yields tumbled in the quarter as panicked investors sought safety. Headlines in the recent period centered on the health of the U.S. economy as unemployment figures climbed higher, as well as companies warning of earnings shortfalls. Volatility surged to new highs as equity markets sank to multi year lows before recovering modestly in December.

Low differentiation characterized market trends by size, style and region as all segments posted sharp, double digit losses. On the economic front, the Federal Reserve Board cut interest rates even further, while the Treasury continued to deploy Troubled Asset Relief Program (TARP) capital across the financials sector. Commodity prices also declined, as crude oil hit new lows for the year.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio outperformed the Russell Midcap(R) Value Index in the fourth quarter, finishing 2008 ahead of the benchmark. Since the onset of the credit crunch, the Portfolio has mitigated downside volatility in credit related areas largely due to our defensive positioning. Consistent with long term trends, the strategy outperformed during the severe market conditions in October and early November. For the year, our investments in financials and services sectors managed to hold up relatively well, while our holdings in energy and technology experienced weakness.

The brief third quarter rally in financials quickly abated, as the sector sustained sharp losses in the fourth quarter. Our limited exposure and defensive positioning in the highly volatile sector helped us avoid many of the sector's steep declines, particularly those experienced in regional banks and brokers. Our top financial holding, H&R Block, Inc. (2.3%), ranked as a top contributor to returns. The Portfolio experienced similar results in the consumer cyclicals sector, where we have avoided the struggling automakers. Stock selection in the Insurance sector was led by our investments in W.R. Berkeley Corp. (2.7%) and PartnerRe (1.2%), which should both benefit from improved pricing this year.

A combination of slowing near-term global demand and technical pressures weighed on our key Energy investments in Smith International (0.9%), Range Resources Corp. (2.2%) and Williams Companies (1.3%) in recent months. Throughout the year, we have invested in Energy companies that we believe demonstrate disciplined capital allocation and competitive cost structures. We believe these companies are well positioned in a low priced commodity environment, as high cost companies will need high prices to support their operations. Despite the recent weakness, we believe escalating industry costs and supply pressures should support higher valuations over time. The Portfolio also experienced weakness in select investments in turnaround situations, such as SUPERVALU, Inc. (0.4%) and Newell Rubbermaid, Inc. (0.8%).

TEAM MANAGED

EILEEN ROMINGER
Managing Director
Co-Chief Investment Officer

ANDREW BRAUN
SEAN GALLAGHER
Portfolio Managers
Co-Chief Investment Officer

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                         Percent of
             Description                                 Net Assets
             ------------------------------------------------------
             Entergy Corp.                                 3.13%
             ------------------------------------------------------
             W.R. Berkley Corp.                            2.69%
             ------------------------------------------------------
             PPL Corp.                                     2.47%
             ------------------------------------------------------
             H&R Block, Inc.                               2.31%
             ------------------------------------------------------
             Range Resources Corp.                         2.23%
             ------------------------------------------------------
             Amphenol Corp.--Class A                       2.01%
             ------------------------------------------------------
             Air Products & Chemicals, Inc.                1.99%
             ------------------------------------------------------
             Laboratory Corporation of America Holdings    1.95%
             ------------------------------------------------------
             EOG Resources, Inc.                           1.77%
             ------------------------------------------------------
             Republic Services, Inc.                       1.76%
             ------------------------------------------------------

--------
/1/ The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                [CHART]

Basic Materials                  4.8%
Communications                   4.1%
Cyclical                         7.8%
Non-Cyclical                    19.3%
Energy                           8.7%
Financials                      27.8%
Industrials                      9.0%
Technology                       3.3%
Utilities                       15.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

               GOLDMAN SACHS MID CAP VALUE PORTFOLIO MANAGED BY
   GOLDMAN SACHS ASSET MANAGEMENT, L.P. VS. RUSSELL MIDCAP(R) VALUE INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                  Goldman Sachs Mid Cap Value           Russell Midcap/R/
                  Portfolio-Class A, Class B             Value Index/1/
                  ---------------------------           -----------------
 4/30/2004                  $10,000                          $10,000
12/31/2004                   12,098                           12,262
12/31/2005                   13,613                           13,813
12/31/2006                   15,750                           16,605
12/31/2007                   16,239                           16,369
12/31/2008                   10,381                           10,077




    ------------------------------------------------------------------
                                       Average Annual Return/2/
                                      (for the period ended 12/31/08)
    ------------------------------------------------------------------
                                                            Since
                                      1 Year    3 Year   Inception/3/
    ------------------------------------------------------------------
    Goldman Sachs
    Mid Cap Value
--  Portfolio--Class A                -35.92%   -8.40%      1.02%
    Class B                           -36.07%   -8.64%      0.78%
    ------------------------------------------------------------------
- - Russell Midcap(R) Value Index/1/  -38.44%   -9.98%      0.16%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value(R) Index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
GOLDMAN SACHS MID CAP VALUE PORTFOLIO        ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  663.10        $3.14
  Hypothetical (5% return before expenses)      1,000.00      1,021.37         3.81
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  662.50        $4.18
  Hypothetical (5% return before expenses)      1,000.00      1,020.11         5.08
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75% and 1.00% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


             -----------------------------------------------------
             SECURITY                                   VALUE
             DESCRIPTION                     SHARES    (NOTE 2)
             -----------------------------------------------------

             COMMON STOCKS - 97.2%
             AEROSPACE & DEFENSE - 0.6%
             Alliant Techsystems, Inc.*(a)..  27,361 $   2,346,479
                                                     -------------
             AIRLINES - 0.3%
             Southwest Airlines Co.......... 113,190       975,698
                                                     -------------
             AUTO COMPONENTS - 0.9%
             BorgWarner, Inc.(a)............  45,054       980,826
             Johnson Controls, Inc.......... 130,341     2,366,992
                                                     -------------
                                                         3,347,818
                                                     -------------
             BEVERAGES - 0.3%
             Coca-Cola Enterprises, Inc.(a).  96,499     1,160,883
                                                     -------------
             BUILDING PRODUCTS - 0.2%
             Lennox International, Inc......  25,091       810,188
                                                     -------------
             CAPITAL MARKETS - 3.4%
             Franklin Resources, Inc........  59,630     3,803,202
             Invesco, Ltd................... 247,860     3,579,098
             Lazard, Ltd. - Class A.........  40,941     1,217,585
             Northern Trust Corp............  80,233     4,183,349
                                                     -------------
                                                        12,783,234
                                                     -------------
             CHEMICALS - 3.1%
             Air Products & Chemicals, Inc.. 148,600     7,470,122
             Albemarle Corp................. 123,318     2,749,991
             Ecolab, Inc....................  43,110     1,515,317
                                                     -------------
                                                        11,735,430
                                                     -------------
             COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
             Iron Mountain, Inc.*(a)........ 241,530     5,973,037
             Republic Services, Inc.(a)..... 266,265     6,600,709
                                                     -------------
                                                        12,573,746
                                                     -------------
             COMMERCIAL BANKS - 2.7%
             Commerce Bancshares, Inc.......  97,466     4,283,631
             Fifth Third Bancorp............ 177,700     1,467,802
             Huntington Bancshares, Inc..... 147,390     1,129,007
             M&T Bank Corp.(a)..............  37,035     2,126,179
             Synovus Financial Corp.(a)..... 126,660     1,051,278
                                                     -------------
                                                        10,057,897
                                                     -------------
             COMMUNICATIONS EQUIPMENT - 0.8%
             CommScope, Inc.*(a)............ 203,770     3,166,586
                                                     -------------
             CONSUMER FINANCE - 0.5%
             SLM Corp.*..................... 210,540     1,873,806
                                                     -------------
             DIVERSIFIED CONSUMER SERVICES - 2.3%
             H&R Block, Inc................. 381,972     8,678,404
                                                     -------------
             DIVERSIFIED FINANCIAL SERVICES - 1.0%
             CIT Group, Inc................. 144,966       658,146
             Nasdaq OMX Group, Inc. (The)*.. 127,240     3,144,100
                                                     -------------
                                                         3,802,246
                                                     -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
             Embarq Corp.(a)................  91,277     3,282,321
                                                     -------------

          -----------------------------------------------------------
          SECURITY                                         VALUE
          DESCRIPTION                           SHARES    (NOTE 2)
          -----------------------------------------------------------

          ELECTRIC UTILITIES - 11.9%
          American Electric Power Co., Inc.(a). 166,381 $   5,537,160
          DPL, Inc.(a)......................... 287,502     6,566,546
          Edison International................. 185,029     5,943,131
          Entergy Corp......................... 141,696    11,779,188
          FirstEnergy Corp..................... 114,031     5,539,626
          PPL Corp............................. 302,198     9,274,457
                                                        -------------
                                                           44,640,108
                                                        -------------
          ELECTRICAL EQUIPMENT & SERVICES - 0.5%
          Cooper Industries, Ltd. - Class A....  64,413     1,882,792
                                                        -------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
          Amphenol Corp. - Class A............. 315,229     7,559,191
                                                        -------------
          ENERGY EQUIPMENT & SERVICES - 1.5%
          Dril-Quip, Inc.*..................... 105,590     2,165,651
          Smith International, Inc............. 155,975     3,570,268
                                                        -------------
                                                            5,735,919
                                                        -------------
          FOOD & STAPLES RETAILING - 1.6%
          Kroger Co. (The).....................  67,950     1,794,559
          Safeway, Inc......................... 115,028     2,734,216
          SUPERVALU, Inc....................... 100,427     1,466,234
                                                        -------------
                                                            5,995,009
                                                        -------------
          FOOD PRODUCTS - 2.2%
          Campbell Soup Co.(a)................. 101,570     3,048,116
          ConAgra Foods, Inc................... 260,252     4,294,158
          General Mills, Inc...................   9,380       569,835
          H.J. Heinz Co........................   5,000       188,000
                                                        -------------
                                                            8,100,109
                                                        -------------
          GAS UTILITIES - 0.8%
          Equitable Resources, Inc.............  93,178     3,126,122
                                                        -------------
          HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
          Becton, Dickinson & Co...............  39,780     2,720,554
          Edwards Lifesciences Corp.*..........  64,256     3,530,867
          Kinetic Concepts, Inc.*(a)........... 123,690     2,372,374
          Zimmer Holdings, Inc.*...............  55,930     2,260,691
                                                        -------------
                                                           10,884,486
                                                        -------------
          HEALTH CARE PROVIDERS & SERVICES - 3.5%
          Coventry Health Care, Inc.*..........  26,813       398,977
          Health Net, Inc.*....................  29,596       322,300
          Laboratory Corporation of America
            Holdings*(a)....................... 114,000     7,342,740
          Patterson Cos, Inc.*(a)..............  25,930       486,188
          WellPoint, Inc.*..................... 111,070     4,679,379
                                                        -------------
                                                           13,229,584
                                                        -------------
          HEALTH CARE TECHNOLOGY - 0.8%
          IMS Health, Inc...................... 204,532     3,100,705
                                                        -------------
          HOUSEHOLD DURABLES - 3.1%
          Fortune Brands, Inc.................. 109,730     4,529,654
          M.D.C. Holdings, Inc.(a).............  39,200     1,187,760

                       See notes to financial statements

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                                SHARES    (NOTE 2)
        ----------------------------------------------------------------

        HOUSEHOLD DURABLES - CONTINUED
        Newell Rubbermaid, Inc.................... 325,636 $   3,184,720
        NVR, Inc.*(a).............................   6,330     2,888,063
                                                           -------------
                                                              11,790,197
                                                           -------------
        HOUSEHOLD PRODUCTS - 1.7%
        Clorox Co.................................  97,192     5,399,987
        Energizer Holdings, Inc.*(a)..............  18,090       979,393
                                                           -------------
                                                               6,379,380
                                                           -------------
        INSURANCE - 14.4%
        Aon Corp..................................  87,530     3,998,370
        Arch Capital Group, Ltd.*.................  53,390     3,742,639
        Assurant, Inc.............................  66,280     1,988,400
        Everest Reinsurance Group, Ltd............  80,516     6,130,488
        Lincoln National Corp.....................  93,330     1,758,337
        Marsh & McLennan Cos., Inc................ 165,850     4,025,179
        PartnerRe, Ltd............................  64,484     4,595,775
        Principal Financial Group, Inc............  54,190     1,223,068
        Progressive Corp. (The)................... 328,580     4,866,270
        RenaissanceRe Holdings, Ltd...............  47,582     2,453,328
        Torchmark Corp............................  46,335     2,071,175
        Unum Group................................ 132,643     2,467,160
        W.R. Berkley Corp......................... 326,640    10,125,840
        Willis Group Holdings, Ltd................ 194,020     4,827,218
                                                           -------------
                                                              54,273,247
                                                           -------------
        IT SERVICES - 0.3%
        Hewitt Associates, Inc. - Class A*........  38,170     1,083,265
                                                           -------------
        LEISURE EQUIPMENT & PRODUCTS - 0.6%
        Mattel, Inc............................... 150,155     2,402,480
                                                           -------------
        LIFE SCIENCES TOOLS & SERVICES - 0.9%
        Charles River Laboratories International,
          Inc.*(a)................................  77,800     2,038,360
        PerkinElmer, Inc..........................  93,110     1,295,160
                                                           -------------
                                                               3,333,520
                                                           -------------
        MACHINERY - 1.2%
        Eaton Corp................................  35,740     1,776,635
        Ingersoll-Rand Co., Ltd. - Class A........  30,210       524,144
        Parker Hannifin Corp......................  55,963     2,380,666
                                                           -------------
                                                               4,681,445
                                                           -------------
        MEDIA - 2.0%
        DISH Network Corp. - Class A*(a).......... 152,860     1,695,218
        Viacom, Inc. - Class B*(a)................ 306,870     5,848,942
                                                           -------------
                                                               7,544,160
                                                           -------------
        METALS & MINING - 1.5%
        Nucor Corp.(a)............................  28,400     1,312,080
        Steel Dynamics, Inc.(a)................... 394,820     4,414,088
                                                           -------------
                                                               5,726,168
                                                           -------------

        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                               SHARES    (NOTE 2)
        ---------------------------------------------------------------

        MULTI-UTILITIES - 2.9%
        CMS Energy Corp.(a)...................... 218,098 $   2,204,971
        PG&E Corp.(a)............................ 161,134     6,237,497
        Sempra Energy............................  53,200     2,267,916
                                                          -------------
                                                             10,710,384
                                                          -------------
        MULTILINE RETAIL - 1.3%
        J.C. Penney Co., Inc.(a).................  37,164       732,131
        Kohl's Corp.*(a)......................... 115,140     4,168,068
                                                          -------------
                                                              4,900,199
                                                          -------------
        OIL, GAS & CONSUMABLE FUELS - 6.1%
        EOG Resources, Inc....................... 100,170     6,669,319
        Newfield Exploration Co.*................ 141,300     2,790,675
        Range Resources Corp..................... 244,252     8,399,826
        Williams Cos., Inc. (The)................ 337,150     4,881,932
                                                          -------------
                                                             22,741,752
                                                          -------------
        PERSONAL PRODUCTS - 0.2%
        Herbalife, Ltd.(a).......................  28,700       622,216
                                                          -------------
        REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.3%
        Alexandria Real Estate Equities, Inc.(a).  31,500     1,900,710
        Annaly Capital Management, Inc........... 172,130     2,731,703
        Essex Property Trust, Inc.(a)............  33,320     2,557,310
        HCP, Inc.(a)............................. 184,210     5,115,512
                                                          -------------
                                                             12,305,235
                                                          -------------
        ROAD & RAIL - 1.8%
        Landstar System, Inc.(a)................. 146,150     5,616,544
        Ryder System, Inc........................  31,305     1,214,008
                                                          -------------
                                                              6,830,552
                                                          -------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
        KLA-Tencor Corp.(a)......................  94,950     2,068,961
                                                          -------------
        SOFTWARE - 1.9%
        Activision Blizzard, Inc.*............... 366,484     3,166,422
        Autodesk, Inc.*(a).......................  56,050     1,101,382
        CA, Inc.................................. 149,270     2,765,973
                                                          -------------
                                                              7,033,777
                                                          -------------
        SPECIALTY RETAIL - 2.5%
        AutoZone, Inc.*..........................  26,530     3,700,139
        Ross Stores, Inc.(a).....................  84,828     2,521,936
        TJX Co., Inc. (The)...................... 154,410     3,176,214
                                                          -------------
                                                              9,398,289
                                                          -------------
        THRIFTS & MORTGAGE FINANCE - 1.7%
        Hudson City Bancorp, Inc................. 125,653     2,005,422
        People's United Financial, Inc........... 248,530     4,431,290
                                                          -------------
                                                              6,436,712
                                                          -------------
        TOBACCO - 0.8%
        Lorillard, Inc...........................  28,531     1,607,722
        Reynolds American, Inc...................  33,172     1,337,163
                                                          -------------
                                                              2,944,885
                                                          -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY                                   SHARES/PAR      VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     WIRELESS TELECOMMUNICATION SERVICES - 0.4%
     Sprint Nextel Corp.*......................     723,200 $   1,323,456
                                                            -------------
     Total Common Stocks
     (Cost $475,869,275)                                      365,379,041
                                                            -------------

     SHORT-TERM INVESTMENTS - 17.5%
     State Street Bank & Trust Co.,
       Repurchase Agreement, dated
       12/31/08 at 0.010% to be
       repurchased at $10,519,006 on
       01/02/09 collateralized by
       $10,735,000 U.S. Treasury Bill at
       0.010% due 05/07/09 with a value of
       $10,733,927............................. $10,519,000    10,519,000
     State Street Navigator Securities Lending
       Prime Portfolio(b)......................  55,302,615    55,302,615
                                                            -------------
     Total Short-Term Investments
     (Cost $65,821,615)                                        65,821,615
                                                            -------------

     TOTAL INVESTMENTS - 114.7%
     (Cost $541,690,890)                                      431,200,656
                                                            -------------

     Other Assets and Liabilities (net) - (14.7)%             (55,175,340)
                                                            -------------

     TOTAL NET ASSETS - 100.0%                              $ 376,025,316
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $420,681,656              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      10,519,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $431,200,656              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

GOLDMAN SACHS MID CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $ 420,681,656
   Repurchase Agreement                                                      10,519,000
   Cash                                                                             249
   Receivable for investments sold                                              470,206
   Receivable for Trust shares sold                                              73,796
   Dividends receivable                                                         909,784
   Interest receivable                                                                3
                                                                          -------------
       Total assets                                                         432,654,694
                                                                          -------------
LIABILITIES
   Payables for:
       Investments purchased                                                    987,039
       Trust shares redeemed                                                     28,334
       Distribution and services fees--Class B                                   19,614
       Collateral for securities on loan                                     55,302,615
       Management fee (Note 3)                                                  219,786
       Administration fee                                                         2,642
       Custodian and accounting fees                                             26,152
   Accrued expenses                                                              43,196
                                                                          -------------
       Total liabilities                                                     56,629,378
                                                                          -------------
NET ASSETS                                                                $ 376,025,316
                                                                          =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 554,451,211
   Accumulated net realized loss                                            (74,101,642)
   Unrealized depreciation on investments                                  (110,490,234)
   Undistributed net investment income                                        6,165,981
                                                                          -------------
       Total                                                              $ 376,025,316
                                                                          =============
NET ASSETS
   Class A                                                                $ 278,941,713
                                                                          =============
   Class B                                                                   97,083,603
                                                                          =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   34,897,498
                                                                          =============
   Class B                                                                   12,177,906
                                                                          =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        7.99
                                                                          =============
   Class B                                                                         7.97
                                                                          =============

----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $ 475,869,275
(b)Includes cash collateral for securities loaned of                         55,302,615

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

GOLDMAN SACHS MID CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  10,776,842
   Interest (2)                                                                 600,059
                                                                          -------------
       Total investment income                                               11,376,901
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    3,577,995
   Administration fees                                                           35,395
   Custodian and accounting fees                                                 32,110
   Distribution and services fees--Class B                                      379,395
   Audit and tax services                                                        31,976
   Legal                                                                         19,433
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                         67,518
   Insurance                                                                      7,500
   Other                                                                          7,567
                                                                          -------------
       Total expenses                                                         4,177,263
       Less broker commission recapture                                         (82,761)
                                                                          -------------
   Net expenses                                                               4,094,502
                                                                          -------------
   Net investment income                                                      7,282,399
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                          (73,681,520)
                                                                          -------------
   Net realized loss on investments                                         (73,681,520)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (135,779,302)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (135,779,302)
                                                                          -------------
   Net realized and unrealized loss on investments                         (209,460,822)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(202,178,423)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $         437
(2)Interest income includes securities lending net income of:                   434,177

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


GOLDMAN SACHS MID CAP VALUE PORTFOLIO
                                                                                 YEAR ENDED    YEAR ENDED
                                                                                DECEMBER 31,  DECEMBER 31,
                                                                                    2008          2007
                                                                               -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $   7,282,399  $  6,213,822
    Net realized gain (loss) on investments                                      (73,681,520)   38,690,730
    Net change in unrealized depreciation on investments                        (135,779,302)  (31,238,656)
                                                                               -------------  ------------
    Net increase (decrease) in net assets resulting from operations             (202,178,423)   13,665,896
                                                                               -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                      (3,729,926)   (2,067,602)
     Class B                                                                      (1,209,963)   (1,022,440)
    From net realized gains
     Class A                                                                     (28,189,463)  (26,702,483)
     Class B                                                                     (13,093,820)  (18,540,137)
                                                                               -------------  ------------
    Net decrease in net assets resulting from distributions                      (46,223,172)  (48,332,662)
                                                                               -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                      79,814,056   119,975,506
     Class B                                                                      10,724,237    59,948,055
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                      31,919,389    28,770,085
     Class B                                                                      14,303,783    19,562,577
    Cost of shares repurchased
     Class A                                                                     (41,671,191)  (23,021,637)
     Class B                                                                     (49,330,322)  (62,498,097)
                                                                               -------------  ------------
    Net increase in net assets from capital share transactions                    45,759,952   142,736,489
                                                                               -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                           (202,641,643)  108,069,723
    Net assets at beginning of Period                                            578,666,959   470,597,236
                                                                               -------------  ------------
    Net assets at end of Period                                                $ 376,025,316  $578,666,959
                                                                               =============  ============
    Net assets at end of period includes undistributed net investment income   $   6,165,981  $  4,694,672
                                                                               =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                             CLASS A
GOLDMAN SACHS MID CAP VALUE PORTFOLIO                                       ----------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                            ----------------------------------------
                                                                              2008     2007    2006    2005   2004(B)
                                                                            -------   ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD....................................... $ 13.57   $14.43  $12.54  $11.94  $10.00
                                                                            -------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)...................................................    0.17     0.18    0.14    0.15    0.09
Net Realized/Unrealized Gain (Loss) on Investments.........................   (4.65)    0.39    1.86    1.38    2.01
                                                                            -------   ------  ------  ------  ------
Total from Investment Operations...........................................   (4.48)    0.57    2.00    1.53    2.10
                                                                            -------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................   (0.13)   (0.10)     --   (0.11)  (0.05)
Distributions from Net Realized Capital Gains..............................   (0.97)   (1.33)  (0.11)  (0.82)  (0.11)
                                                                            -------   ------  ------  ------  ------
Total Distributions........................................................   (1.10)   (1.43)  (0.11)  (0.93)  (0.16)
                                                                            -------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD............................................. $  7.99   $13.57  $14.43  $12.54  $11.94
                                                                            =======   ======  ======  ======  ======
TOTAL RETURN                                                                 (35.92)%   3.37%  16.02%  12.76%  20.98%
Ratio of Expenses to Average Net Assets After Reimbursement................    0.75 %   0.75%   0.79%   0.79%   0.97%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...    0.75 %   0.77%   0.81%   0.79%   0.98%*
Ratio of Net investment Income to Average Net Assets.......................    1.56 %   1.27%   1.02%   1.15%   1.19%*
Portfolio Turnover Rate....................................................    98.5 %   83.6%   67.2%   51.4%   40.8%
Net Assets, End of Period (in millions).................................... $ 278.9   $383.0  $277.9  $285.0  $126.0

                                                                                             CLASS B
                                                                            ----------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                            ----------------------------------------
                                                                              2008     2007    2006    2005   2004(B)
                                                                            -------   ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD....................................... $ 13.53   $14.40  $12.55  $11.95  $10.00
                                                                            -------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)...................................................    0.14     0.14    0.11    0.11    0.05
Net Realized/Unrealized Gain (Loss) on Investments.........................   (4.64)    0.39    1.85    1.39    2.04
                                                                            -------   ------  ------  ------  ------
Total from Investment Operations...........................................   (4.50)    0.53    1.96    1.50    2.09
                                                                            -------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................   (0.09)   (0.07)     --   (0.08)  (0.03)
Distributions from Net Realized Capital Gains..............................   (0.97)   (1.33)  (0.11)  (0.82)  (0.11)
                                                                            -------   ------  ------  ------  ------
Total Distributions........................................................   (1.06)   (1.40)  (0.11)  (0.90)  (0.14)
                                                                            -------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD............................................. $  7.97   $13.53  $14.40  $12.55  $11.95
                                                                            =======   ======  ======  ======  ======
TOTAL RETURN                                                                 (36.07)%   3.10%  15.69%  12.54%  20.85%
Ratio of Expenses to Average Net Assets After Reimbursement................    1.00 %   1.00%   1.05%   1.03%   1.14%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...    1.01 %   1.02%   1.07%   1.03%   1.14%*
Ratio of Net Investment Income to Average Net Assets.......................    1.26 %   0.97%   0.83%   0.87%   0.71%*
Portfolio Turnover Rate....................................................    98.5 %   83.6%   67.2%   51.4%   40.8%
Net Assets, End of Period (in millions).................................... $  97.1   $195.7  $192.6  $137.1  $104.0

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations 05/01/2004.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Goldman Sachs Mid Cap Value Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                               -----    -----------

                            $67,009,921 $67,009,921

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Goldman Sachs Asset Management, L.P. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008    % per annum Average Daily Net Assets
           --------------------  ----------- ------------------------

               $3,577,995           0.75%    First $200 Million

                                    0.70%    Over $200 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio
                                 under Expense
                                Limitation Agreement
                                --------------------
                                Class A    Class B
                                -------    -------

                                 0.95%      1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

During the period ended December 31, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                        Affiliate            Commission
                        ---------            ----------

                        Goldman Sachs & Co.    $7,780

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
                                                             (Decrease)
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008  28,220,667 7,702,793   2,574,144   (3,600,106)   6,676,831  34,897,498
 12/31/2007  19,264,414 8,536,967   1,992,388   (1,573,102)   8,956,253  28,220,667

 Class B

 12/31/2008  14,463,348   877,593   1,154,462   (4,317,497)  (2,285,442) 12,177,906
 12/31/2007  13,383,082 4,177,144   1,356,628   (4,453,506)   1,080,266  14,463,348

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
               $--        $493,025,343        $--        $476,731,748

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------
            $548,782,612  $7,246,483  $(124,828,439) $(117,581,956)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------
                $53,991,833 $55,302,615     $--     $55,302,615

* The portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
    ----------------------- ----------------------- -----------------------
       2008        2007        2008        2007        2008        2007
    ----------- ----------- ----------- ----------- ----------- -----------

    $12,522,850 $13,138,912 $33,700,322 $35,193,750 $46,223,172 $48,332,662

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

   $6,166,117        $--      $(117,581,956)    $(67,009,921)   $(178,425,760)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Goldman Sachs Mid Cap Value Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Goldman Sachs Mid Cap Value Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested Trustees***
-------------------------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested Trustees***
-------------------------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Goldman Sachs Mid Cap Value Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Goldman Sachs Mid Cap Value Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one- and three-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its Lipper Index for the one-year period and underperformed the Lipper Index for the three-year period. The Board also considered that the Portfolio outperformed its benchmark, the Russell Midcap Value Index, for the one- and three-year periods. The Board noted the recent portfolio manager change with respect to the Portfolio. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Goldman Sachs Mid Cap Value Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, Expense Universe and the Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Goldman Sachs Mid Cap Value Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were above the asset-weighted average at the lowest and the highest asset levels but below the asset-weighted average of comparable funds for the remaining asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                   DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           HARRIS OAKMARK INTERNATIONAL PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY HARRIS ASSOCIATES L.P.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------



PERFORMANCE

For the year ended December 31, 2008, the Portfolio had a return of (40.72)%, (40.88)% and (40.82)% for Class A, B, and E Shares, respectively, versus (43.38)% for its benchmark, the MSCI EAFE(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

As we all know, 2008 was quite a year in the global financial markets. Most foreign markets were down between 35-60%. When the same turmoil that hit the financial markets in the second half of 2007 began to hit the global economy during the fourth quarter of 2008, even commodities such as copper and oil fell by over 50%.

The global economy certainly faces many short-term challenges, but the fear that has accompanied the slowdown has destroyed equity market prices and driven many investors into investments viewed as ultra-safe havens, such as U.S. Treasury bills, which provide almost zero return, and U.S. Treasury Bonds, which yield less than 3%. This scenario creates potential values. We stress the word "potential" because a drop in price alone does not make a security "cheap." In this environment, nearly every asset type has fallen in price. Indeed, some should have fallen, and many still are not undervalued despite price weakness. (Manhattan real estate is a good example.) Real value requires both low price and high quality.

PORTFOLIO REVIEW/CURRENT POSITIONING

As active value managers, we believe that the extremes in today's market provide exploitable opportunities and that is exactly how we are positioned. The greatest detractors from relative performance during the year were the positions in Japan and the U.K., and an overweight allocation to Ireland. The greatest contributors to relative performance for the year were positions in the Netherlands and Germany and a lack of exposure to Australia. We maintained hedges on the Euro and Swiss Franc, and added a hedge on our Yen exposure. We believe these currencies have appreciated above the range of their intrinsic values as measured by the purchasing power parity and other economic fundamentals.

Experian, a large credit and marketing service provider, was the top contributor for the year. Shares reacted positively to both better than expected earnings and increased cost savings guidance. The counter-cyclical elements of Experian's business continued to shine as demand for its credit collection and fraud prevention products increased. We are confident in management and believe Experian will thrive during this economic downturn by continuing to offer products that aid in risk management.

The share price of Canadian-based Thompson-Reuters plc, an electronic information and solutions company, increased due to strong third quarter results. Free cash flow is tracking ahead of our estimates mainly due to lower capital expenditures to date. Management maintained its guidance of improved margins and 8% revenue growth for 2008, both of which are in line with our estimates. We believe Thomson-Reuters will continue to capitalize on the benefits created by the merger of Thomson Corp. and Reuters plc because its large customer base offers significant cross-sell potential as well as substantial costs savings.

Fomento Economico Mexicano (FEMSA)--added to the portfolio in the fourth quarter--reported third quarter results that were largely in line with expectations. The firm experienced revenue growth in its Coca-Cola bottling subsidiary, substantially expanded gross margins from its OXXO convenience stores, and solid beer pricing across the board. We believe that this firm has excellent growth potential in all of its lines of business.

The Portfolio's largest detractor for 2008 was Bank of Ireland, a banking and financial services company with operations in Ireland and the U.K. After many years of strong economic growth, we expected Ireland and the U.K. to follow a normal cyclical credit cycle. We believed Bank of Ireland would manage the situation relatively well given its strong franchises in deposit gathering, solid credit underwriting, and important life insurance business. However, we didn't anticipate the global credit freeze that followed Lehman Brothers bankruptcy or how it would affect asset values across the world. This freeze accelerated the rate of bad debt formation and worsened the near-term economic outlook for both Ireland and the U.K. However, we believe underpinnings of the Irish economy are sound. The Irish economy is dynamic due to the country's advantageous demographics and tax policies, and we believe the Irish government is in a very good fiscal position relative to most of Europe. This will help weather the economic downturn that is expected over the next 12-24 months. While our ownership has been much rockier than we anticipated, we remain confident in the favorable risk-reward profile of this company.

Swiss-based Credit Suisse Group, an international financial services company, was also a large detractor. Credit Suisse's I-bank suffered losses especially during the fourth quarter; however the losses were not out of line given the environment and peers. In response to these losses and the deleveraging that is occurring industry-wide, management is cutting employees to improve the profitability of the I-bank. While many financial institutions were forced to raise significant amounts of dilutive capital during 2008, Credit Suisse raised capital on its own terms and with limited dilution. We believe cost cutting programs and other actions taken by management will prepare Credit Suisse for the rough months ahead.

Rounding out the top detractors is Lloyds TSB Group plc, a U.K.-based banking and financial services company. The price of its shares fell after the FSA (Financial Supervisory Authority) mandated a highly dilutive capital raising for all U.K. banks. Lloyds has also suffered because of the weakening economy and the global credit crisis, which led to increased loan loss estimates for both 2009 and 2010. On the

--------
/1/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY HARRIS ASSOCIATES L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


bright side, following the government capital injection, Lloyds has a strong capital position and should achieve significant cost savings following a merger with HBOS, another U.K.-based banking and financial services company.

DAVID G. HERRO, CFA
Partner and Chief Investment Officer, International Equity
ROBERT A. TAYLOR, CFA
Partner, Director of International Research and Portfolio Manager

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   Daiwa Securities Group, Inc.      4.05%
                   ------------------------------------------
                   Publicis Groupe                   4.04%
                   ------------------------------------------
                   Allianz SE                        3.89%
                   ------------------------------------------
                   Credit Suisse Group               3.72%
                   ------------------------------------------
                   Societe Television Francaise 1    3.68%
                   ------------------------------------------
                   Daimler AG                        3.48%
                   ------------------------------------------
                   Experian Group, Ltd.              3.38%
                   ------------------------------------------
                   OMRON Corp.                       3.25%
                   ------------------------------------------
                   Rohm Co., Ltd.                    3.24%
                   ------------------------------------------
                   SAP AG                            3.20%
                   ------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Switzerland                    19.9%
Japan                          15.7%
United Kingdom                 14.7%
Germany                        13.8%
France                         12.1%
Netherlands                     5.2%
Ireland                         4.2%
Mexico                          3.6%
Italy                           2.5%
Others                          8.3%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY HARRIS ASSOCIATES L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


               HARRIS OAKMARK INTERNATIONAL PORTFOLIO MANAGED BY
               HARRIS ASSOCIATES L.P. VS. MSCI EAFE(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                        Harris Oakmark
                   International Portfolio-
                  Class A, Class B, Class E           MSCI EAFE/R/ Index/1/
                  --------------------------          ---------------------
  10/9/2001               10,000                              10,000
 12/31/2001               10,970                               7,856
 12/31/2002                8,986                               6,604
 12/31/2003               12,128                               9,152
 12/30/2004               14,616                              11,005
 12/30/2005               16,698                              12,496
 12/30/2006               21,515                              15,787
 12/31/2007               21,274                              17,550
 12/31/2008               12,577                               9,937



    ----------------------------------------------------------------
                                      Average Annual Return/2/
                                   (for the period ended 12/31/08)
    ----------------------------------------------------------------
                                                           Since
                                  1 Year  3 Year 5 Year Inception/3/
    ----------------------------------------------------------------
    Harris Oakmark International
    Portfolio--
    Class A                       -40.72% -8.77% 0.98%     2.28%
--  Class B                       -40.88% -9.02% 0.73%     3.22%
    Class E                       -40.82% -8.92% 0.83%     2.34%
    ----------------------------------------------------------------
- - MSCI EAFE(R) Index/1/         -43.38% -7.35% 1.66%     3.85%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.


--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
HARRIS OAKMARK INTERNATIONAL PORTFOLIO       ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  728.70        $3.82
  Hypothetical (5% return before expenses)      1,000.00      1,020.71         4.47
-------------------------------------------  ------------- ------------- ---------------
  Class B
  Actual                                       $1,000.00     $  727.70        $4.91
  Hypothetical (5% return before expenses)      1,000.00      1,019.46         5.74
-------------------------------------------  ------------- ------------- ---------------
  Class E
  Actual                                       $1,000.00     $  727.70        $4.47
  Hypothetical (5% return before expenses)      1,000.00      1,019.96         5.23
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.88%, 1.13%, and 1.03% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ------------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                SHARES      (NOTE 2)
  ------------------------------------------------------------------------------

  COMMON STOCKS - 97.5%
  CANADA - 2.4%
  Canadian National Railway Co......................    49,600 $    1,823,296
  Thomson Reuters Plc(a)............................ 1,192,700     26,379,447
                                                               --------------
                                                                   28,202,743
                                                               --------------
  FINLAND - 0.3%
  Kone Oyj - Class B................................   148,500      3,256,001
                                                               --------------
  FRANCE - 11.7%
  BNP Paribas.......................................   496,500     20,965,404
  LVMH Moet Hennessy Louis Vuitton S.A.(a)..........   403,000     27,076,012
  Publicis Groupe(a)................................ 1,870,000     48,136,180
  Societe Television Francaise 1(a)................. 2,997,000     43,819,609
                                                               --------------
                                                                  139,997,205
                                                               --------------
  GERMANY - 13.4%
  Allianz SE........................................   432,000     46,335,487
  Bayerische Motoren Werke (BMW) AG(a).............. 1,111,500     34,166,221
  Daimler AG........................................ 1,091,200     41,461,520
  SAP AG(a)......................................... 1,063,000     38,096,995
                                                               --------------
                                                                  160,060,223
                                                               --------------
  IRELAND - 4.1%
  Bank of Ireland Plc............................... 7,633,100      8,994,020
  Experian Group, Ltd............................... 6,432,800     40,284,948
                                                               --------------
                                                                   49,278,968
                                                               --------------
  ISRAEL - 0.1%
  Orbotech, Ltd.*...................................   265,000      1,065,300
                                                               --------------
  ITALY - 2.5%
  Bulgari S.p.A.(a).................................   737,000      4,601,445
  Luxottica Group S.p.A.(a)......................... 1,386,200     24,780,219
                                                               --------------
                                                                   29,381,664
                                                               --------------
  JAPAN - 15.3%
  Canon, Inc........................................   699,600     21,961,522
  Daiwa Securities Group, Inc.(a)................... 8,103,000     48,289,560
  Honda Motor Co., Ltd..............................   269,900      5,853,401
  Meitec Corp.......................................   432,800      7,513,273
  OMRON Corp.(a).................................... 2,882,000     38,682,399
  Rohm Co., Ltd.....................................   764,600     38,608,829
  Toyota Motor Corp.................................   653,900     21,403,996
                                                               --------------
                                                                  182,312,980
                                                               --------------
  MEXICO - 3.5%
  Fomento Economico Mexicano, S.A.B de C.V. (ADR)...   660,000     19,885,800
  Grupo Televisa S.A. (ADR)(a)...................... 1,446,200     21,606,228
                                                               --------------
                                                                   41,492,028
                                                               --------------

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  NETHERLANDS - 5.1%
  Akzo Nobel N.V....................................    635,000 $   26,185,709
  ASML Holding N.V..................................  1,916,000     34,191,206
                                                                --------------
                                                                    60,376,915
                                                                --------------
  SOUTH KOREA - 1.6%
  Samsung Electronics Co., Ltd......................     51,900     18,845,811
                                                                --------------
  SPAIN - 1.8%
  Gestevision Telecinco S.A.(a).....................  1,985,746     21,156,668
                                                                --------------
  SWEDEN - 2.0%
  Assa Abloy AB - Class B(a)........................  2,110,000     23,941,052
                                                                --------------
  SWITZERLAND - 19.4%
  Adecco S.A........................................  1,025,100     34,793,947
  Compagnie Financiere Richemont S.A.(a)............  1,510,900     29,333,449
  Credit Suisse Group...............................  1,618,000     44,348,154
  Geberit AG(a).....................................     63,900      6,884,025
  Givaudan S.A.(a)..................................     26,900     21,190,673
  Kuehne & Nagel International AG(a)................    325,000     21,071,743
  Novartis AG.......................................    461,200     23,108,189
  Swatch Group AG(a)................................    133,600     18,661,988
  UBS AG*...........................................  2,180,547     31,626,212
                                                                --------------
                                                                   231,018,380
                                                                --------------
  UNITED KINGDOM - 14.3%
  British Sky Broadcasting Group Plc................  4,474,000     31,128,634
  Diageo Plc........................................  1,590,000     22,117,738
  G4S Plc...........................................  7,089,700     21,041,139
  GlaxoSmithKline Plc...............................  1,488,800     27,638,677
  Johnston Press Plc(a)............................. 11,919,062      2,065,359
  Lloyds TSB Group Plc(a)...........................  7,836,600     14,343,471
  Schroders Plc.....................................  2,416,442     30,176,378
  Signet Jewelers, Ltd.(a)..........................  2,576,254     22,336,122
                                                                --------------
                                                                   170,847,518
                                                                --------------
  Total Common Stocks (Cost $1,956,171,836)                      1,161,233,456
                                                                --------------

  RIGHTS - 0.0%
  UNITED KINGDOM - 0.0%
  Lloyds TSB Group Plc* (Cost $0)...................  3,406,569              0
                                                                --------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

---------------------------------------------------------------------------------
                                                       PAR          VALUE
SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 12.6%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $25,771,014 on 01/02/09
  collateralized by $26,290,000 U.S. Treasury
  Bill at 0.050% due 02/19/09 with a value of
  $26,290,000..................................... $ 25,771,000 $   25,771,000
State Street Navigator Securities Lending Trust
  Prime Portfolio(b)..............................  124,093,634    124,093,634
                                                                --------------
Total Short-Term Investments (Cost $149,864,634)                   149,864,634
                                                                --------------

TOTAL INVESTMENTS - 110.1% (Cost $2,106,036,470)                 1,311,098,090
                                                                --------------

Other Assets and Liabilities (net) - (10.1)%                      (119,864,207)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $1,191,233,883
                                                                ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 12/31/08 (UNAUDITED)

                                                       VALUE    PERCENT OF
     INDUSTRY                                          (000)    NET ASSETS
     ---------------------------------------------------------------------
     Automobiles                                     $  102,885    8.6%
     Beverages                                           42,004    3.5%
     Building Products                                   30,825    2.6%
     Capital Markets                                    154,440   13.0%
     Chemicals                                           47,376    4.0%
     Commercial & Professional Services                  21,041    1.8%
     Commercial Banks                                    44,303    3.7%
     Electronic Equipment, Instruments & Components      39,748    3.3%
     Insurance                                           46,335    3.9%
     Machinery                                            3,256    0.3%
     Marine                                              21,072    1.8%
     Media                                              194,292   16.3%
     Office Electronics                                  21,962    1.8%
     Pharmaceuticals                                     50,747    4.2%
     Professional Services                               82,592    6.9%
     Road & Rail                                          1,823    0.2%
     Semiconductors & Semiconductor Equipment            91,646    7.7%
     Software                                            38,097    3.2%
     Specialty Retail                                    22,336    1.9%
     Textiles, Apparel & Luxury Goods                   104,453    8.8%
                                                     ----------   -----
                                                     $1,161,233   97.5%
                                                     ==========   =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  190,810,380      $        0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,120,287,710       8,275,071
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,311,098,090      $8,275,071

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

HARRIS OAKMARK INTERNATIONAL PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $1,285,327,090
   Repurchase Agreement                                                       25,771,000
   Cash                                                                              483
   Cash denominated in foreign currencies (c)                                    638,149
   Receivable for Trust shares sold                                            1,021,401
   Dividends receivable                                                        1,460,766
   Interest receivable                                                                 7
   Unrealized appreciation on forward currency contracts (Note 8)              9,674,926
                                                                          --------------
       Total assets                                                        1,323,893,822
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   4,691,172
       Trust shares redeemed                                                     896,623
       Unrealized depreciation on forward currency contracts (Note 8)          1,399,855
       Distribution and services fees--Class B                                    88,237
       Distribution and services fees--Class E                                     9,942
       Collateral for securities on loan                                     124,093,634
       Management fee (Note 3)                                                   774,144
       Administration fee                                                          8,571
       Custodian and accounting fees                                             600,992
   Accrued expenses                                                               96,769
                                                                          --------------
       Total liabilities                                                     132,659,939
                                                                          --------------
NET ASSETS                                                                $1,191,233,883
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $2,130,297,975
   Accumulated net realized loss                                            (260,759,449)
   Unrealized depreciation on investments and foreign currency              (786,540,267)
   Undistributed net investment income                                       108,235,624
                                                                          --------------
       Total                                                              $1,191,233,883
                                                                          ==============
NET ASSETS
   Class A                                                                $  676,310,588
                                                                          ==============
   Class B                                                                   433,449,503
                                                                          ==============
   Class E                                                                    81,473,792
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    78,942,227
                                                                          ==============
   Class B                                                                    51,179,378
                                                                          ==============
   Class E                                                                     9,585,377
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $         8.57
                                                                          ==============
   Class B                                                                          8.47
                                                                          ==============
   Class E                                                                          8.50
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $1,956,171,836
(b)Includes cash collateral for securities loaned of                         124,093,634
(c)Identified cost of foreign cash                                               578,402

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

HARRIS OAKMARK INTERNATIONAL PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  71,047,207
   Interest (2)                                                               4,214,074
                                                                          -------------
       Total investment income                                               75,261,281
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                   14,533,188
   Administration fees                                                          122,326
   Custodian and accounting fees                                                741,027
   Distribution and services fees--Class B                                    1,587,792
   Distribution and services fees--Class E                                      198,132
   Audit and tax services                                                        25,934
   Legal                                                                         17,772
   Trustee fees and expenses                                                     18,375
   Shareholder reporting                                                        348,058
   Insurance                                                                     30,282
   Other                                                                          8,410
                                                                          -------------
       Total expenses                                                        17,631,296
                                                                          -------------
   Net investment income                                                     57,629,985
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                         (260,117,818)
       Futures contracts                                                      3,423,336
       Foreign currency                                                      61,683,626
                                                                          -------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                            (195,010,856)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (784,664,381)
       Foreign currency                                                      (2,576,964)
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (787,241,345)
                                                                          -------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (982,252,201)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(924,622,216)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $   6,149,942
(2)Interest income includes securities lending net income of:                 3,672,915

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


HARRIS OAKMARK INTERNATIONAL PORTFOLIO
                                                                                         YEAR ENDED      YEAR ENDED
                                                                                        DECEMBER 31,    DECEMBER 31,
                                                                                            2008            2007
                                                                                      ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                                                             $    57,629,985  $   41,069,919
    Net realized gain (loss) on investments, futures contracts and foreign currency      (195,010,856)    338,708,821
    Net change in unrealized depreciation on investments and foreign currency            (787,241,345)   (419,224,984)
                                                                                      ---------------  --------------
    Net decrease in net assets resulting from operations                                 (924,622,216)    (39,446,244)
                                                                                      ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                              (24,588,124)    (10,882,030)
     Class B                                                                              (10,662,017)     (7,321,076)
     Class E                                                                               (2,405,114)     (2,080,072)
    From net realized gains
     Class A                                                                             (210,513,151)    (93,372,055)
     Class B                                                                             (111,016,014)    (73,417,491)
     Class E                                                                              (23,620,917)    (19,394,021)
                                                                                      ---------------  --------------
    Net decrease in net assets resulting from distributions                              (382,805,337)   (206,466,745)
                                                                                      ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                              295,556,962     609,810,201
     Class B                                                                               69,439,982     255,234,764
     Class E                                                                               10,113,911      72,676,683
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                              235,101,275     104,254,085
     Class B                                                                              121,678,031      80,738,567
     Class E                                                                               26,026,031      21,474,093
    Cost of shares repurchased
     Class A                                                                             (540,397,491)   (163,108,829)
     Class B                                                                             (177,292,291)   (236,402,539)
     Class E                                                                              (61,271,810)    (93,311,173)
                                                                                      ---------------  --------------
    Net increase (decrease) in net assets from capital share transactions                 (21,045,400)    651,365,852
                                                                                      ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (1,328,472,953)    405,452,863
    Net assets at beginning of period                                                   2,519,706,836   2,114,253,973
                                                                                      ---------------  --------------
    Net assets at end of period                                                       $ 1,191,233,883  $2,519,706,836
                                                                                      ===============  ==============
    Net assets at end of period includes undistributed net investment income          $   108,235,624  $   26,577,352
                                                                                      ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                               CLASS A
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                                    ---------------------------------------------
                                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------
                                                                            2008       2007      2006     2005      2004
                                                                          -------   --------   --------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 17.27   $  19.03   $  16.23  $14.36  $11.89
                                                                          -------   --------   --------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.40       0.33       0.31    0.21    0.04
Net Realized/Unrealized Gain (Loss) on Investments.......................   (6.46)     (0.35)      4.20    1.87    2.43
                                                                          -------   --------   --------  ------  ------
Total from Investment Operations.........................................   (6.06)     (0.02)      4.51    2.08    2.47
                                                                          -------   --------   --------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.28)     (0.18)     (0.49)  (0.02)  (0.00)+
Distributions from Net Realized Capital Gains............................   (2.36)     (1.56)     (1.22)  (0.19)     --
                                                                          -------   --------   --------  ------  ------
Total Distributions......................................................   (2.64)     (1.74)     (1.71)  (0.21)  (0.00)+
                                                                          -------   --------   --------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  8.57   $  17.27   $  19.03  $16.23  $14.36
                                                                          =======   ========   ========  ======  ======
TOTAL RETURN                                                               (40.72)%    (0.86)%    29.20%  14.48%  20.80%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.85 %     0.86 %     0.97%   0.94%   1.04%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.85 %     0.86 %     0.98%   0.96%   1.03%(b)
Ratio of Net Investment Income to Average Net Assets.....................    3.18 %     1.76 %     1.77%   1.37%   0.32%
Portfolio Turnover Rate..................................................    52.7 %     49.6 %     45.9%   11.5%   11.3%
Net Assets, End of Period (in millions).................................. $ 676.3   $1,458.3   $1,037.0  $644.5  $276.4

+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                             CLASS B
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                                    -----------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------
                                                                            2008      2007    2006    2005      2004
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 17.09   $18.87   $16.11  $14.27  $11.84
                                                                          -------   ------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.36     0.30     0.26    0.17    0.16
Net Realized/Unrealized Gain (Loss) on Investments.......................   (6.39)   (0.36)    4.17    1.86    2.27
                                                                          -------   ------   ------  ------  ------
Total from Investment Operations.........................................   (6.03)   (0.06)    4.43    2.03    2.43
                                                                          -------   ------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.23)   (0.16)   (0.45)     --      --
Distributions from Net Realized Capital Gains............................   (2.36)   (1.56)   (1.22)  (0.19)     --
                                                                          -------   ------   ------  ------  ------
Total Distributions......................................................   (2.59)   (1.72)   (1.67)  (0.19)     --
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  8.47   $17.09   $18.87  $16.11  $14.27
                                                                          =======   ======   ======  ======  ======
TOTAL RETURN                                                               (40.88)%  (1.12)%  28.85%  14.24%  20.52%
Ratio of Expenses to Average Net Assets After Reimbursement..............    1.10 %   1.10 %   1.22%   1.19%   1.23%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.10 %   1.10 %   1.23%   1.20%   1.22%(b)
Ratio of Net Investment Income to Average Net Assets.....................    2.93 %   1.60 %   1.49%   1.11%   1.27%
Portfolio Turnover Rate..................................................    52.7 %   49.6 %   45.9%   11.5%   11.3%
Net Assets, End of Period (in millions).................................. $ 433.4   $862.6   $856.2  $554.3  $483.9

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                             CLASS E
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                                    -----------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------
                                                                            2008      2007    2006    2005      2004
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 17.14   $18.91   $16.14  $14.30  $11.85
                                                                          -------   ------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.38     0.33     0.27    0.19    0.17
Net Realized/Unrealized Gain (Loss) on Investments.......................   (6.42)   (0.37)    4.18    1.85    2.28
                                                                          -------   ------   ------  ------  ------
Total from Investment Operations.........................................   (6.04)   (0.04)    4.45    2.04    2.45
                                                                          -------   ------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.24)   (0.17)   (0.46)  (0.01)  (0.00)+
Distributions from Net Realized Capital Gains............................   (2.36)   (1.56)   (1.22)  (0.19)     --
                                                                          -------   ------   ------  ------  ------
Total Distributions......................................................   (2.60)   (1.73)   (1.68)  (0.20)  (0.00)+
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  8.50   $17.14   $18.91  $16.14  $14.30
                                                                          =======   ======   ======  ======  ======
TOTAL RETURN                                                               (40.82)%  (1.00)%  28.98%  14.27%  20.69%
Ratio of Expenses to Average Net Assets After Reimbursement..............    1.00 %   1.00 %   1.13%   1.09%   1.14%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.00 %   1.00 %   1.13%   1.10%   1.12%(b)
Ratio of Net Investment Income to Average Net Assets.....................    3.07 %   1.75 %   1.54%   1.25%   1.31%
Portfolio Turnover Rate..................................................    52.7 %   49.6 %   45.9%   11.5%   11.3%
Net Assets, End of Period (in millions).................................. $  81.5   $198.8   $221.0  $130.4  $ 75.5

+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Harris Oakmark International Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C shares are not currently offered by the portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                   Expiring     Expiring
                        Total     12/31/2011   12/31/2016
                     ------------ ----------  ------------

                     $215,570,114 $4,044,771* $211,525,343

* The Portfolio acquired losses in the merger with Mondrian International Stock Portfolio, a series of Travelers Series Trust, on May 1, 2006, which are subject to an annual limitation of $8,141,231.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Harris Associates L.P. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

              $14,533,188         0.85%    First $100 Million

                                  0.80%    $100 Million to $1 Billion

                                  0.75%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             1.10%              1.35%              1.25%

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  84,463,465 22,934,252  17,337,852   (45,793,342)  (5,521,238) 78,942,227
 12/31/2007  54,506,280 33,183,649   5,519,009    (8,745,473)  29,957,185  84,463,465

 Class B

 12/31/2008  50,482,950  5,705,608   9,060,166   (14,069,346)     696,428  51,179,378
 12/31/2007  45,384,721 13,713,641   4,310,655   (12,926,067)   5,098,229  50,482,950

 Class E

 12/31/2008  11,598,308    853,760   1,932,148    (4,798,839)  (2,012,931)  9,585,377
 12/31/2007  11,689,149  3,860,340   1,144,065    (5,095,246)     (90,841) 11,598,308

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $952,075,276        $--       $1,208,189,360

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $2,151,225,805  $2,076,166  $(842,203,881) $(840,127,715)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $118,067,755 $124,093,634  $144,945   $124,238,579

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

      Ordinary Income      Long-Term Capital Gain             Total
  ----------------------- ------------------------- -------------------------
     2008        2007         2008         2007         2008         2007
  ----------- ----------- ------------ ------------ ------------ ------------

  $77,794,274 $54,241,042 $305,011,063 $152,225,703 $382,805,337 $206,466,745

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

  $116,510,695       $--      $(840,004,673)   $(215,570,114)   $(939,064,092)

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract to Buy:

                                      Value at                            Net Unrealized
Settlement Date  Contracts to Buy December 31, 2008 In Exchange for U.S.$  Depreciation
---------------  ---------------- ----------------- --------------------- --------------

   1/5/2009       4,993,049  CHF     $4,691,172          $4,790,874          $(99,702)
                                                                             ========

Forward Foreign Currency Contracts to Sell:

                                                                              Net Unrealized
                                          Value at                            Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 In Exchange for U.S.$ (Depreciation)
---------------  -------------------- ----------------- --------------------- --------------

  3/19/2009          41,200,000  CHF     $38,740,328         $41,579,202       $ 2,838,874

  5/11/2009          84,400,000  CHF      79,461,470          79,842,585           381,115

  3/31/2009          40,000,000  EUR      55,446,663          61,901,600         6,454,937

  4/28/2009      3,905,000,000   JPY      43,185,812          41,885,659        (1,300,153)
                                                                               -----------

                                                                               $ 8,374,773
                                                                               ===========

CHF - Swiss Franc
EUR - Euro Dollar
JPY - Japanese Yen

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Harris Oakmark International Portfolio, one of the one of the portfolios constituting Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Harris Oakmark International Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Harris Oakmark International Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Harris Oakmark International Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the MSCI EAFE Index, for the same periods. The Board took into account management's discussion of the Portfolio's performance, including the effect of current market conditions on the Portfolio's more recent performance. The Board also noted that management was closely monitoring the Portfolio's performance. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Harris Oakmark International Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above the median of the Expense Group and below the median of the Expense Universe and the Sub-advised Expense

Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board also noted that management was preparing to waive an additional portion of its management fee on assets over $1 billion in order for shareholders to benefit from an additional breakpoint being implemented at the advisory fee level effective January 1, 2009. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Harris Oakmark International Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels, except for the $500 million breakpoint, where the management fee decreases below the asset-weighted average. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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(SEE DETAILS ON INSIDE COVER)



                 MET INVESTORS SERIES TRUST  DECEMBER 31, 2008
                 JANUS FORTY PORTFOLIO


                 ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
JANUS FORTY PORTFOLIO                               FOR THE YEAR ENDED 12/31/08
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (41.85)%, (41.99)% and (41.94)% for Class A, B and E Shares, respectively, versus (37.00)% and (38.44)% for its benchmarks, the S&P 500(R) Index/1/ and Russell 1000(R) Growth Index/2/.

MARKET ENVIRONMENT/CONDITIONS

Turmoil from the credit crisis and concerns over a prolonged recession characterized U.S. equity markets during the 12-month period ending
December 31, 2008. U.S. stock prices began the period lower, as stresses in the credit markets, negative sentiment and volatility grew. While the U.S. Federal Reserve's (Fed) aggressive attempts to address the credit crisis helped markets gain their footing in March and April, rising energy prices (oil hit a record in July) and more evidence of slowing economic growth weighed on sentiment. In mid-September, the full weight of the credit crisis seized the global markets leading to the demise of several long-standing financial institutions. This gave rise to a crisis of confidence that pervaded the markets and led to a dramatic sell-off in September and early October. In response, the U.S. Treasury and the Fed, along with central banks around the world, took unprecedented steps to support markets and global financial institutions. The S&P 500(R) Index touched an 11-year low in November before rebounding modestly to end the year. Volatility eased by December, but most domestic indices finished the period over 30% lower. In expectation of significant declines in demand due to the global economic slowdown, commodity prices dropped precipitously from their peaks in the summer, led by oil, to finish the period significantly lower. Financials were easily the worst performing sector due to the ongoing credit crisis, while the materials sector was the second worst, reflecting the decline in commodity prices. Consumer staples and healthcare, meanwhile, outperformed, but posted double digit declines as well. Growth outperformed valued-oriented indices during the period, although both performed similarly during the worst of the market's decline.

PORTFOLIO REVIEW/CURRENT POSITIONING

Holdings within the information technology, consumer-related sectors and materials were among the detractors during the year. In terms of contributors, our selections within healthcare aided comparable results, as did an underweight position in financials.

TOP DETRACTORS INCLUDED COMPUTER HARDWARE MAKERS

The Portfolio's top individual detractors were Apple, Inc. and Research In Motion. Apple declined in the period due to concerns that the economic slowdown would negatively impact sales of its key computer, iPhone and iPod products. While we recognize that sales could be impacted in the short term, we believe that Apple's competitive position remained intact, driven by what we feel is its superior engineering and vertically integrated, closed loop architecture, which seamlessly combines hardware and software into a generally positive user experience. We believe the continued success of the iPhone and further market share gains in its core computer division will be the key drivers of Apple's future growth.

Research In Motion (RIM) was impacted during the second half of the year due to delayed launches and technical glitches with some of its newest product releases, causing a shortfall in revenue and margins. RIM has been investing heavily in new products and co-marketing agreements with carriers in an attempt to widen its market share lead during this "land grab" phase of the growth cycle in the smart phone category. Because of its integration of hardware and software, we believe RIM's smart phones offer a superior user experience, especially for business users who rely on RIM's integration with their corporate information technology systems Looking ahead, we believe the smart phone category will continue to grow at a faster rate than the overall global handset market. We also believe that Research In Motion is well positioned to garner additional market share due to its superior product offerings.

Within materials, Potash Corporation of Saskatchewan, a multiyear winner for the portfolio, was trimmed early in the year in order to harvest profits in the name. In the back half of the year, as the credit crisis froze credit in global markets and caused a rapid deceleration in the global economy, Potash Corporation stock fell as investors worried that farmers would not be able to access credit in order to make fertilizer purchases and demand fell. Because of our concern about the duration and depth of the global recession, we made the decision to exit the stock given our view of the deteriorating fundamental outlook.

CONTRIBUTORS INCLUDED SELECT BIOTECHNOLOGY COMPANIES

Gilead Sciences, Inc. benefited from studies that showed better results for patients who began using its HIV drug, Truvada, earlier in treatment, suggesting a larger addressable market. Celgene received a mid-year boost from a strong European rollout of its cancer-fighting drug Revlimid. We think the company is on track to continue to dominate the multiple myeloma (bone marrow cancer) market with Revlimid.

Genentech was another top contributor during the period after receiving a takeout bid from Swiss-based Roche, which already owned a majority share of Genentech. We trimmed our position and used the shares as a source of cash.

RON SACHS
Portfolio Manager
JANUS CAPITAL MANAGEMENT LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------
/2/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JANUS FORTY PORTFOLIO                               FOR THE YEAR ENDED 12/31/08
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                Percent of
                      Description               Net Assets
                      ------------------------------------
                      Celgene Corp.               9.75%
                      ------------------------------------
                      Apple, Inc.                 8.67%
                      ------------------------------------
                      Gilead Sciences, Inc.       8.60%
                      ------------------------------------
                      CVS Caremark Corp.          6.51%
                      ------------------------------------
                      Research In Motion, Ltd.    5.95%
                      ------------------------------------
                      Oracle Corp.                5.05%
                      ------------------------------------
                      ABB, Ltd.                   4.42%
                      ------------------------------------
                      Cisco Systems, Inc.         3.79%
                      ------------------------------------
                      Monsanto Co.                2.77%
                      ------------------------------------
                      Google, Inc.--Class A       2.71%
                      ------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials                     4.7%
Communications                     15.3%
Cyclical                            7.7%
Non-Cyclical                       32.9%
Financials                          7.4%
Industrials                         9.3%
Technology                         22.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JANUS FORTY PORTFOLIO                               FOR THE YEAR ENDED 12/31/08
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                       JANUS FORTY PORTFOLIO MANAGED BY
 JANUS CAPITAL MANAGEMENT LLC VS. S&P 500(R) INDEX/1/, RUSSELL 1000(R) GROWTH
                    INDEX/2/, AND RUSSELL 2000(R) INDEX/3/
                           Growth Based on $10,000+

                                     [CHART]





                        Janus Forty
        S&P 500/R/   Portfolio-Class A,   Russell 2000/R/   Russell 1000/R/
         Index/1/     Class B, Class E       Index/3/       Growth Index/2/
        ----------   ------------------   ---------------   ---------------
12/98    $10,000          $10,000            $10,000           $10,000
12/99     12,104           15,352              9,745            13,316
12/00     11,001           11,993             11,817            10,329
12/01      9,694            8,864             11,460             8,220
12/02      7,552            6,640             11,745             5,928
12/03      9,718            8,294              9,340             7,692
12/04     10,775            9,914             13,753             8,177
12/05     11,304           11,717             16,274             8,607
12/06     13,089           12,078             17,014             9,387
12/07     13,808           15,757             16,747            10,496
12/08      8,699            9,163             11,088             6,461

    --------------------------------------------------------------------
                                      Average Annual Return/4/
                                   (for the period ended 12/31/08)
    --------------------------------------------------------------------
                                                               Since
                              1 Year  3 Year 5 Year 10 Year Inception/5/
    --------------------------------------------------------------------
    Janus Forty Portfolio--
--  Class A                   -41.85% -7.87%  2.01% -0.87%     10.88%
    Class B                   -41.99%     --     --     --    -18.52%
    Class E                   -41.94%     --     --     --    -18.44%
    --------------------------------------------------------------------
- - S&P 500(R) Index/1/       -37.00% -8.36% -2.19% -1.38%     11.02%
    --------------------------------------------------------------------
    Russell 1000(R) Growth
--  Index/2/                  -38.44% -9.11% -3.42% -4.27%      9.52%
    --------------------------------------------------------------------
- - Russell 2000(R) Index/3/  -33.79% -8.29% -3.49%  1.04%      9.81%
    --------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B and E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $905 million; the median market capitalization was approximately $345 million. The largest company in the index had a market capitalization of $3.804 billion. The index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/5/Inception of Class A shares is 03/19/1982. Inception of Class B and Class E shares is 04/28/2007. Index returns are based on an inception date of 4/1/1982.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
JANUS FORTY PORTFOLIO                        ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  569.70        $2.67
  Hypothetical (5% return before expenses)      1,000.00      1,021.60         3.44
-------------------------------------------  ------------- ------------- ---------------
  Class B
  Actual                                       $1,000.00     $  569.00        $3.65
  Hypothetical (5% return before expenses)      1,000.00      1,020.35         4.70
-------------------------------------------  ------------- ------------- ---------------
  Class E
  Actual                                       $1,000.00     $  569.20        $3.27
  Hypothetical (5% return before expenses)      1,000.00      1,020.96         4.22
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.68%, 0.93%, and 0.83% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
                                                                   VALUE
  SECURITY DESCRIPTION                                 SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  COMMON STOCKS - 89.2%
  AEROSPACE & DEFENSE - 2.6%
  Precision Castparts Corp..........................    345,540 $  20,552,719
                                                                -------------
  AIR FREIGHT & LOGISTICS - 1.3%
  United Parcel Service, Inc. - Class B.............    187,685    10,352,705
                                                                -------------
  BEVERAGES - 2.7%
  Anheuser-Busch InBev N.V.(a)......................    904,762    20,976,300
                                                                -------------
  BIOTECHNOLOGY - 19.2%
  Celgene Corp.*....................................  1,397,002    77,226,270
  Genentech, Inc.*..................................     84,590     7,013,357
  Gilead Sciences, Inc.*............................  1,332,505    68,144,306
                                                                -------------
                                                                  152,383,933
                                                                -------------
  CAPITAL MARKETS - 0.7%
  Goldman Sachs Group, Inc. (The)...................     68,025     5,740,630
                                                                -------------
  CHEMICALS - 2.8%
  Monsanto Co.......................................    312,170    21,961,159
  Syngenta AG.......................................          1           194
                                                                -------------
                                                                   21,961,353
                                                                -------------
  COMMERCIAL BANKS - 1.1%
  Wells Fargo & Co..................................    282,885     8,339,450
                                                                -------------
  COMMUNICATIONS EQUIPMENT - 10.4%
  Cisco Systems, Inc.*..............................  1,842,360    30,030,468
  Corning, Inc......................................    576,090     5,490,137
  Research In Motion, Ltd.*.........................  1,161,405    47,129,815
                                                                -------------
                                                                   82,650,420
                                                                -------------
  COMPUTERS & PERIPHERALS - 8.7%
  Apple, Inc.*......................................    804,222    68,640,348
                                                                -------------
  DIVERSIFIED FINANCIAL SERVICES - 3.9%
  CME Group, Inc....................................     67,385    14,023,492
  JPMorgan Chase & Co...............................    545,385    17,195,989
                                                                -------------
                                                                   31,219,481
                                                                -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
  Time Warner Telecom, Inc. - Class A*(a)...........    844,595     7,153,720
                                                                -------------
  ELECTRICAL EQUIPMENT & SERVICES - 4.4%
  ABB, Ltd.*(a).....................................  2,320,577    34,980,868
                                                                -------------
  FOOD & STAPLES RETAILING - 6.5%
  CVS Caremark Corp.................................  1,793,055    51,532,401
                                                                -------------
  FOOD PRODUCTS - 2.6%
  Bunge, Ltd.(a)....................................    390,385    20,210,231
                                                                -------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
  Alcon, Inc........................................    140,435    12,525,398
                                                                -------------
  HEALTH CARE PROVIDERS & SERVICES - 1.6%
  UnitedHealth Group, Inc...........................    489,025    13,008,065
                                                                -------------
  HOTELS, RESTAURANTS & LEISURE - 0.4%
  Boyd Gaming Corp.(a)..............................    675,505     3,195,139
                                                                -------------
  INSURANCE - 0.9%
  ACE, Ltd..........................................    127,470     6,745,712
                                                                -------------
 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 INTERNET SOFTWARE & SERVICES - 3.3%
 Akamai Technologies, Inc.*........................     331,067 $   4,995,801
 Google, Inc. - Class A*...........................      69,800    21,473,970
                                                                -------------
                                                                   26,469,771
                                                                -------------
 MEDIA - 1.5%
 News Corp. - Class A..............................   1,326,260    12,055,703
                                                                -------------
 METALS & MINING - 1.4%
 Companhia Vale do Rio Doce (ADR)(a)...............     914,465    11,074,171
                                                                -------------
 PHARMACEUTICALS - 1.7%
 Roche Holdings AG.................................      84,761    13,047,574
                                                                -------------
 SOFTWARE - 5.6%
 Electronic Arts, Inc.*(a).........................     292,655     4,694,186
 Oracle Corp.*.....................................   2,254,705    39,975,920
                                                                -------------
                                                                   44,670,106
                                                                -------------
 WIRELESS TELECOMMUNICATION SERVICES - 3.4%
 America Movil S.A.B. de C.V. (ADR)................     594,535    18,424,640
 Crown Castle International Corp.*(a)..............     494,730     8,697,353
                                                                -------------
                                                                   27,121,993
                                                                -------------
 Total Common Stocks (Cost $842,598,065)                          706,608,191
                                                                -------------

 SHORT-TERM INVESTMENTS - 14.1%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 12/31/08 at 0.010% to be
   repurchased at $87,437,049 on 01/02/09
   collateralized by $89,190,000 U.S. Treasury
   Bill at 0.020% due 02/12/09 with a value
   of $89,190,000.................................. $87,437,000    87,437,000
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b)..............................  23,730,627    23,730,627
                                                                -------------
 Total Short-Term Investments (Cost $111,167,627)                 111,167,627
                                                                -------------

 TOTAL INVESTMENTS - 103.3% (Cost $953,765,692)                   817,775,818
                                                                -------------

 Other Assets and Liabilities (net) - (3.3)%                      (25,754,861)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 792,020,957
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                         $661,333,883           $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS    156,441,935            0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0            0               0
----------------------------------------------------------------------------------------
TOTAL                                          $817,775,818           $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

JANUS FORTY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $  730,338,818
   Repurchase Agreement                                                       87,437,000
   Cash                                                                              252
   Cash denominated in foreign currencies (c)                                  2,944,449
   Receivable for investments sold                                             2,112,889
   Receivable for Trust shares sold                                              496,041
   Dividends receivable                                                            8,633
   Interest receivable                                                                24
                                                                          --------------
       Total assets                                                          823,338,106
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   5,336,046
       Trust shares redeemed                                                   1,611,953
       Distribution and services fees--Class B                                    27,067
       Distribution and services fees--Class E                                     3,393
       Collateral for securities on loan                                      23,730,627
       Management fee (Note 3)                                                   418,621
       Administration fee                                                          5,516
       Custodian and accounting fees                                              11,506
   Accrued expenses                                                              172,420
                                                                          --------------
       Total liabilities                                                      31,317,149
                                                                          --------------
NET ASSETS                                                                $  792,020,957
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $1,165,178,545
   Accumulated net realized loss                                            (229,819,030)
   Unrealized depreciation on investments and foreign currency              (135,870,296)
   Distributions in excess of net investment income                           (7,468,262)
                                                                          --------------
       Total                                                              $  792,020,957
                                                                          ==============
NET ASSETS
   Class A                                                                $  627,849,900
                                                                          ==============
   Class B                                                                   136,394,816
                                                                          ==============
   Class E                                                                    27,776,241
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    13,884,250
                                                                          ==============
   Class B                                                                     3,134,192
                                                                          ==============
   Class E                                                                       627,996
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        45.22
                                                                          ==============
   Class B                                                                         43.52
                                                                          ==============
   Class E                                                                         44.23
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $  842,598,065
(b)Includes cash collateral for securities loaned of                          23,730,627
(c)Identified cost of foreign cash                                             2,832,286

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

JANUS FORTY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   6,119,443
   Interest (2)                                                               1,616,212
                                                                          -------------
       Total investment income                                                7,735,655
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    7,213,317
   Administration fees                                                           75,355
   Custodian and accounting fees                                                 79,737
   Distribution and services fees--Class B                                      311,061
   Distribution and services fees--Class E                                       51,597
   Audit and tax services                                                        31,976
   Legal                                                                         22,453
   Trustee fees and expenses                                                     18,375
   Shareholder reporting                                                        132,144
   Other                                                                          7,397
                                                                          -------------
       Total expenses                                                         7,943,412
       Less broker commission recapture                                         (33,064)
                                                                          -------------
   Net expenses                                                               7,910,348
                                                                          -------------
   Net investment loss                                                         (174,693)
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain (loss) on:
       Investments                                                           20,614,364
       Foreign currency                                                        (141,152)
                                                                          -------------
   Net realized gain on investments and foreign currency                     20,473,212
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (579,639,347)
       Foreign currency                                                          83,966
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (579,555,381)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (559,082,169)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(559,256,862)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     265,379
(2)Interest income includes securities lending net income of:                   485,128

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


JANUS FORTY PORTFOLIO
                                                       YEAR ENDED      YEAR ENDED
                                                      DECEMBER 31,    DECEMBER 31,
                                                          2008            2007
                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income (loss)                      $     (174,693) $    2,285,408
   Net realized gain on investments and foreign
       currency                                          20,473,212      73,968,572
   Net change in unrealized appreciation
       (depreciation) on investments and foreign
       currency                                        (579,555,381)    197,679,373
                                                     --------------  --------------
   Net increase in net assets resulting from
       operations                                      (559,256,862)    273,933,353
                                                     --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                            (57,849,419)     (1,749,977)
     Class B                                             (5,956,735)             --
     Class E                                             (1,765,046)             --
   From net realized gains
     Class A                                            (25,037,267)   (168,276,133)
     Class B                                             (2,586,132)             --
     Class E                                               (765,595)             --
                                                     --------------  --------------
   Net decrease in net assets resulting from
       distributions                                    (93,960,194)   (170,026,110)
                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                            142,982,223      46,494,654
     Class B                                            211,031,955      48,906,709
     Class E                                             49,176,894      16,572,356
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                             82,886,686     170,026,110
     Class B                                              8,542,867              --
     Class E                                              2,530,641              --
   Cost of shares repurchased
     Class A                                           (181,371,854)   (185,589,519)
     Class B                                            (40,142,740)     (3,731,093)
     Class E                                            (14,452,956)     (2,640,873)
                                                     --------------  --------------
   Net increase in net assets from capital share
       transactions                                     261,183,716      90,038,344
                                                     --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                  (392,033,340)    193,945,587
   Net assets at beginning of Period                  1,184,054,297     990,108,710
                                                     --------------  --------------
   Net assets at end of Period                       $  792,020,957  $1,184,054,297
                                                     ==============  ==============
   Net assets at end of period includes
       undistributed (distributions in excess of)
       net investment income                         $   (7,468,262) $    3,561,905
                                                     ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                                 CLASS A
JANUS FORTY PORTFOLIO                                                     -------------------------------------------------
                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------------
                                                                            2008      2007      2006       2005       2004++
                                                                          -------   --------  --------  --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 83.81   $  77.64  $  78.28  $  66.23   $  55.41
                                                                          -------   --------  --------  --------   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)..........................................    0.02       0.17      0.14     (0.04)     (0.09)
Net Realized/Unrealized Gain (Loss) on Investments.......................  (32.34)     20.21      2.13     12.09      10.91 (a)
                                                                          -------   --------  --------  --------   --------
Total from Investment Operations.........................................  (32.32)     20.38      2.27     12.05      10.82
                                                                          -------   --------  --------  --------   --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (4.38)     (0.15)       --        --         --
Distributions from Net Realized Capital Gains............................   (1.89)    (14.06)    (2.91)       --         --
                                                                          -------   --------  --------  --------   --------
Total Distributions......................................................   (6.27)    (14.21)    (2.91)       --         --
                                                                          -------   --------  --------  --------   --------
NET ASSET VALUE, END OF PERIOD........................................... $ 45.22   $  83.81  $  77.64  $  78.28   $  66.23
                                                                          =======   ========  ========  ========   ========
TOTAL RETURN                                                               (41.85)%    30.46%     3.08%    18.19 %    19.53 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.67 %     0.69%     0.73%     0.78 %     0.82 %
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.67 %     0.70%     0.73%     0.78 %     0.82 %
Ratio of Net Investment Income (Loss) to Average Net Assets..............    0.02 %     0.23%     0.19%    (0.06)%    (0.15)%
Portfolio Turnover Rate..................................................    61.2 %     30.1%     60.5%     30.0 %     16.0 %
Net Assets, End of Period (in millions).................................. $ 627.8   $1,122.3  $  990.1  $1,137.0   $1,042.0

                                                                                CLASS B
                                                                          ----------------
                                                                             FOR THE YEARS
                                                                                 ENDED
                                                                             DECEMBER 31,
                                                                          ----------------
                                                                            2008     2007(B)
                                                                          -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 81.06   $66.33
                                                                          -------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Loss(a)...................................................   (0.17)   (0.11)
Net Realized/Unrealized Gain (Loss) on Investments.......................  (31.12)   14.84
                                                                          -------   ------
Total from Investment Operations.........................................  (31.29)   14.73
                                                                          -------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (4.36)      --
Distributions from Net Realized Capital Gains............................   (1.89)      --
                                                                          -------   ------
Total Distributions......................................................   (6.25)      --
                                                                          -------   ------
NET ASSET VALUE, END OF PERIOD........................................... $ 43.52   $81.06
                                                                          =======   ======
TOTAL RETURN                                                               (41.99)%  22.21 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.93 %   0.96 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.93 %   0.96 %*
Ratio of Net Investment Loss to Average Net Assets.......................   (0.27)%  (0.21)%*
Portfolio Turnover Rate..................................................    61.2 %   30.1 %
Net Assets, End of Period (in millions).................................. $ 136.4   $ 47.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2007.
++ Audited by other auditors Independent Registered Public Accounting Firm.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                 CLASS E
JANUS FORTY PORTFOLIO                                                      ----------------
                                                                              FOR THE YEARS
                                                                                  ENDED
                                                                              DECEMBER 31,
                                                                           ----------------
                                                                             2008     2007(B)
                                                                           -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...................................... $ 82.22   $67.23
                                                                           -------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)....................................................   (0.10)   (0.05)
Net Realized/Unrealized Gain (Loss) on Investments........................  (31.63)   15.04
                                                                           -------   ------
Total from Investment Operations..........................................  (31.73)   14.99
                                                                           -------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................   (4.37)      --
Distributions from Net Realized Capital Gains.............................   (1.89)      --
                                                                           -------   ------
Total Distributions.......................................................   (6.26)      --
                                                                           -------   ------
NET ASSET VALUE, END OF PERIOD............................................ $ 44.23   $82.22
                                                                           =======   ======
TOTAL RETURN                                                                (41.94)%  22.30 %
Ratio of Expenses to Average Net Assets...................................    0.82 %   0.86 %*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates.    0.83 %   0.86 %*
Ratio of Net Investment Loss to Average Net Assets........................   (0.15)%  (0.10)%*
Portfolio Turnover Rate...................................................    61.2 %   30.1 %
Net Assets, End of Period (in millions)................................... $  27.8   $ 14.6

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2007.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Janus Forty Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                             Expiring     Expiring    Expiring
                  Total     12/31/2010   12/31/2011  12/31/2012
               ------------ ----------- ------------ -----------

               $223,837,121 $66,343,205 $104,924,615 $52,569,301

On May 1, 2006, the Capital Appreciation Fund, a series of The Travelers Series Trust, was reorganized into the Janus Capital Appreciation Portfolio, a series of the Trust. The Portfolio acquired capital losses of $338,668,642 which are subject to an annual limitation of $45,657,838.

On May 1, 2007, Janus Capital Appreciation Portfolio was renamed Janus Forty Portfolio.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

H. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

J. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Janus Capital Management LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $7,213,317         0.65%        First $1 Billion

                                   0.60%        Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             1.25%              1.50%              1.40%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                      Net Increase
                       Beginning                                       in Shares     Ending
                        Shares      Sales   Reinvestments Redemptions Outstanding    Shares
                       ---------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008            13,390,399 2,182,379   1,027,096   (2,715,624)    493,851   13,884,250
 12/31/2007            12,753,231   603,311   2,497,079   (2,463,222)    637,168   13,390,399

 Class B

 12/31/2008               582,032 3,130,902     109,806     (688,548)  2,552,160    3,134,192
 4/28/2007-12/31/2007          --   633,782          --      (51,750)    582,032      582,032

 Class E

 12/31/2008               177,442   654,688      32,026     (236,160)    450,554      627,996
 4/28/2007-12/31/2007          --   212,578          --      (35,136)    177,442      177,442

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $852,382,672        $--        $621,532,109

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $967,221,299 $55,742,312  $(205,187,793) $(149,445,481)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $22,958,261 $23,730,627     $--     $23,730,627

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income      Long-Term Capital Gain           Total
      -----------------    ------------------------         -------
        2008        2007       2008         2007        2008         2007
    -----------   ------   ----------- ------------ ----------- ------------

    $65,571,203 $1,749,977 $28,388,991 $168,276,133 $93,960,194 $170,026,110

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

       $--           $--      $(149,325,903)   $(223,837,121)   $(373,163,024)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

9. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Janus Forty Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors whose report, dated February 18, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Janus Forty Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

JANUS FORTY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Janus Forty Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Janus Forty Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the S&P 500 Index, for the same periods. The Board also took into account management's discussion of the Portfolio's performance and also noted the recent portfolio manager change with respect to the Portfolio. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Janus Forty Portfolio, the Board considered that the Portfolio's actual management fees were equal to the Expense Group median and below both the Expense Universe median and Sub-advised Expense Universe median and total expenses (exclusive of 12b-1 fees) were equal to the Expense Group median and below both the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were equal to the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Janus Forty Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                             DECEMBER 31, 2008
                 MET INVESTORS SERIES TRUST
                 LAZARD MID CAP PORTFOLIO


                 ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO                            FOR THE YEAR ENDED 12/31/08
MANAGED BY LAZARD ASSET MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the period ended December 31, 2008, the Portfolio had a return of (38.15)%, (38.30)%, and (38.24)% for Class A, B, and E Shares respectively, versus (41.46)% for its benchmark, the Russell Midcap(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

Equity markets experienced one of their worst years in history amid further signs of a deepening recession, as home prices continued to fall and labor markets deteriorated. The credit markets were under continued stress, with the TED spread--a barometer of banks' willingness to lend to each other--at unusually high levels, as financial institutions remained wary about credit risk. Not only have the world's largest economies (the United States, Europe, and Japan) faltered into recession, but the slowdown has also revealed the vulnerability of emerging economies, and sent the prices of many commodities to the lowest levels seen in recent years. Oil prices, which earlier this year traded above $140 per barrel, plunged to five-year lows. The result was a growing focus on the risk of deflation; central banks around the world took aggressive moves in collaboration with the U.S. Federal Reserve, which cut interest rates to near zero. Recent declines in gasoline prices and mortgage rates will likely bring some much-needed relief to U.S. consumers.

While the financials and other cyclical sectors were hardest hit during the year, no sector was immune to the decline, in local currency terms. Consumer staples was one of the best-performing sectors, followed by other defensive sectors such as utilities and health care. Conversely, a persistent global credit crunch and falling asset prices continued to weigh on financial stocks, despite the government's efforts to inject needed capital into the banks. The consumer discretionary sector also posted large losses due to concerns over the future of the U.S. auto industry and overall weak consumer spending. In addition, the energy and materials sectors were weak on the back of slowing global demand, despite the sharp outperformance of these sectors in the first half of 2008.

PORTFOLIO REVIEW/CURRENT POSITIONING

During the year the Portfolio benefited from an underweight position in the financials sector. Holdings in banks that we believe are well funded through large deposit bases, such as Hudson City Bancorp, and avoidance of companies most impacted by the credit crisis aided performance. Also within the financials sector, shares of Public Storage rose during the year due to the successful integration of its most recent acquisition, as their pricing and occupancy algorithms proved very successful. Investors also began to appreciate the company's strong balance sheet and dividend yield. Insurers such as PartnerRe, and insurance broker Marsh & McLennan also held up well during the year. Stock selection in the health care sector benefited performance, as shares of Omnicare and Warner Chilcott defended well during the difficult period. Omnicare, an institutional pharmacy services provider, rose sharply after posting better-than-expected earnings results that were driven by increased availability and use of generic drugs, as well as management's cost cutting initiatives. Warner Chilcott also reported better-than-expected earnings as a result of lower costs. Conversely, stock selection in the consumer discretionary sector detracted from performance. Some of our retail holdings, such as Liz Claiborne and Brinker International, fell sharply amid one of the worst consumer spending environments in recent history. We believe Liz Claiborne is taking the right actions to solidify their business model in the longer term, and we feel that there is significant inherent value in the Liz Claiborne stable of brands. However, there is risk that the short-term impact of the credit market could present a liquidity problem if the consumer spending environment is weaker than anticipated. Therefore, the position was sold. Shares of Brinker International, a U.S. restaurant operator, fell sharply after the company announced lower-than-expected earnings as a result of lower customer traffic and increasing margin pressures. We also sold Brinker International as liquidity concerns mounted amid the very difficult environment.

CHRISTOPHER BLAKE
Managing Director
LAZARD ASSET MANAGEMENT LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 Omnicare, Inc.                       2.58%
                 ---------------------------------------------
                 Molson Coors Brewing Co.--Class B    2.37%
                 ---------------------------------------------
                 Public Storage                       2.28%
                 ---------------------------------------------
                 American Electric Power Co., Inc.    2.28%
                 ---------------------------------------------
                 Hospira, Inc.                        2.22%
                 ---------------------------------------------
                 RenaissanceRe Holdings, Ltd.         2.12%
                 ---------------------------------------------
                 Warner Chilcott, Ltd.                2.11%
                 ---------------------------------------------
                 McCormick & Co., Inc.                2.07%
                 ---------------------------------------------
                 Viacom, Inc.--Class B                2.04%
                 ---------------------------------------------
                 Ameriprise Financial, Inc.           2.03%
                 ---------------------------------------------

--------
/1/ The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $5.577 billion; the median market capitalization was approximately $2.591 billion. The largest company in the Index had a market capitalization of $16.392 billion. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO                            FOR THE YEAR ENDED 12/31/08
MANAGED BY LAZARD ASSET MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                     [CHART]

Basic Materials             5.0%
Communications              6.8%
Cyclical                   11.0%
Non-Cyclical               22.5%
Energy                      9.5%
Financials                 17.3%
Industrials                16.5%
Technology                  6.2%
Utilities                   5.2%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO                            FOR THE YEAR ENDED 12/31/08
MANAGED BY LAZARD ASSET MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                      LAZARD MID CAP PORTFOLIO MANAGED BY
          LAZARD ASSET MANAGEMENT LLC VS. RUSSELL MIDCAP(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                Lazard Mid Cap Portfolio-
                Class A, Class B, Class E     Russell Midcap/R/ Index/1/
                -------------------------     --------------------------
 10/9/2001              $10,000                          $10,000
12/31/2001               11,026                           11,463
12/31/2002                9,843                            9,608
12/31/2003               12,406                           13,457
12/31/2004               14,183                           16,177
12/31/2005               15,336                           18,225
12/31/2006               17,587                           21,005
12/31/2007               17,110                           22,182
12/31/2008               10,557                           12,985




    ---------------------------------------------------------------
                                     Average Annual Return/2/
                                 (for the period ended 12/31/08)
    ---------------------------------------------------------------
                                                          Since
                                1 Year  3 Year  5 Year Inception/3/
    ---------------------------------------------------------------
    Lazard Mid Cap
    Portfolio--Class A          -38.15% -11.51% -2.95%   -0.34%
--  Class B                     -38.30% -11.70% -3.18%    0.75%
    Class E                     -38.24% -11.64% -3.09%   -1.29%
    ---------------------------------------------------------------
- - Russell Midcap(R) Index/1/  -41.46% -10.68% -0.71%    3.68%
    ---------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $5.577 billion; the median market capitalization was approximately $2.591 billion. The largest company in the Index had a market capitalization of $16.392 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
LAZARD MID CAP PORTFOLIO                     ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  681.40        $2.96
  Hypothetical (5% return before expenses)      1,000.00      1,021.62         3.56
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  680.20        $4.01
  Hypothetical (5% return before expenses)      1,000.00      1,020.36         4.82
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  680.80        $3.59
  Hypothetical (5% return before expenses)      1,000.00      1,020.86         4.32
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, 0.95%, and 0.85% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


      -----------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                  SHARES      (NOTE 2)
      -----------------------------------------------------------------------

      COMMON STOCKS - 97.0%
      AEROSPACE & DEFENSE - 1.5%
      Spirit Aerosystems Holdings, Inc.*........   1,079,000 $  10,973,430
                                                             -------------
      BEVERAGES - 2.4%
      Molson Coors Brewing Co. - Class B........     360,500    17,635,660
                                                             -------------
      CAPITAL MARKETS - 2.9%
      Ameriprise Financial, Inc.................     645,400    15,076,544
      Federated Investors, Inc. - Class B.......     357,000     6,054,720
      Waddell & Reed Financial, Inc. - Class A..      13,000       194,857
                                                             -------------
                                                                21,326,121
                                                             -------------
      CHEMICALS - 4.2%
      Air Products & Chemicals, Inc.............     168,100     8,450,387
      CF Industries Holdings, Inc...............     120,300     5,913,948
      International Flavors & Fragrances, Inc...     300,000     8,916,000
      RPM International, Inc....................     617,500     8,206,575
                                                             -------------
                                                                31,486,910
                                                             -------------
      COMMERCIAL & PROFESSIONAL SERVICES - 8.2%
      Cintas Corp...............................     404,000     9,384,920
      Corrections Corp. of America*.............     655,900    10,730,524
      Covanta Holding Corp.*(a).................     623,300    13,687,668
      Pitney Bowes, Inc.........................     500,200    12,745,096
      Republic Services, Inc....................     575,500    14,266,645
                                                             -------------
                                                                60,814,853
                                                             -------------
      COMMERCIAL BANKS - 2.2%
      City National Corp........................     168,600     8,210,820
      Marshall & Ilsley Corp.(a)................     590,898     8,059,849
                                                             -------------
                                                                16,270,669
                                                             -------------
      COMMUNICATIONS EQUIPMENT - 0.4%
      Brocade Communications Systems, Inc.*.....   1,186,500     3,322,200
                                                             -------------
      COMPUTERS & PERIPHERALS - 1.2%
      Lexmark International, Inc. - Class A*(a).     181,900     4,893,110
      NetApp, Inc.*.............................     273,400     3,819,398
                                                             -------------
                                                                 8,712,508
                                                             -------------
      CONSTRUCTION & ENGINEERING - 1.1%
      Foster Wheeler, Ltd.*(a)..................     349,900     8,180,662
                                                             -------------
      CONTAINERS & PACKAGING - 4.2%
      Ball Corp.................................     319,100    13,271,369
      Bemis Co., Inc............................     261,500     6,192,320
      Packaging Corp. of America................     893,300    12,023,818
                                                             -------------
                                                                31,487,507
                                                             -------------
      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
      Frontier Communications Corp.(a)..........     818,500     7,153,690
                                                             -------------
      ELECTRIC UTILITIES - 3.1%
      American Electric Power Co., Inc.(a)......     508,600    16,926,208
      PPL Corp..................................     195,900     6,012,171
                                                             -------------
                                                                22,938,379
                                                             -------------

        ------------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                             SHARES      (NOTE 2)
        ------------------------------------------------------------------

        ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
        Agilent Technologies, Inc.*..........     684,400 $  10,697,172
        Arrow Electronics, Inc.*.............     298,700     5,627,508
        Ingram Micro, Inc. - Class A*........     923,200    12,361,648
                                                          -------------
                                                             28,686,328
                                                          -------------
        ENERGY EQUIPMENT & SERVICES - 2.0%
        Patterson-UTI Energy, Inc.(a)........     436,200     5,020,662
        Pride International, Inc. *..........     598,700     9,567,226
                                                          -------------
                                                             14,587,888
                                                          -------------
        FOOD PRODUCTS - 4.4%
        Campbell Soup Co.(a).................     333,900    10,020,339
        J.M. Smucker Co. (The)...............     174,400     7,561,984
        McCormick & Co., Inc.................     482,300    15,366,078
                                                          -------------
                                                             32,948,401
                                                          -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
        Hospira, Inc.*.......................     615,200    16,499,664
        Zimmer Holdings, Inc.*...............     342,000    13,823,640
                                                          -------------
                                                             30,323,304
                                                          -------------
        HEALTH CARE PROVIDERS & SERVICES - 3.5%
        Omnicare, Inc.(a)....................     691,100    19,184,936
        Patterson Companies, Inc.*(a)........     353,900     6,635,625
                                                          -------------
                                                             25,820,561
                                                          -------------
        HOTELS, RESTAURANTS & LEISURE - 2.5%
        Darden Restaurants, Inc.(a)..........     333,200     9,389,576
        Starbucks Corp.*.....................     945,500     8,944,430
                                                          -------------
                                                             18,334,006
                                                          -------------
        HOUSEHOLD DURABLES - 1.9%
        Leggett & Platt, Inc.(a).............     937,900    14,246,701
                                                          -------------
        INDUSTRIAL CONGLOMERATES - 0.8%
        Textron, Inc.........................     411,100     5,701,957
                                                          -------------
        INSURANCE - 7.0%
        Marsh & McLennan Cos., Inc...........     472,700    11,472,429
        PartnerRe, Ltd.......................     153,700    10,954,199
        RenaissanceRe Holdings, Ltd..........     305,800    15,767,048
        Willis Group Holdings, Ltd...........     550,300    13,691,464
                                                          -------------
                                                             51,885,140
                                                          -------------
        IT SERVICES - 1.9%
        NeuStar, Inc.- Class A*(a)...........     758,100    14,502,453
                                                          -------------
        LEISURE EQUIPMENT & PRODUCTS - 0.3%
        Mattel, Inc..........................     159,200     2,547,200
                                                          -------------
        LIFE SCIENCES TOOLS & SERVICES - 0.7%
        Life Technologies Corp.*.............     239,639     5,585,985
                                                          -------------
        MACHINERY - 2.4%
        Dover Corp...........................     275,800     9,079,336
        Parker Hannifin Corp.................     201,800     8,584,572
                                                          -------------
                                                             17,663,908
                                                          -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                             SHARES      (NOTE 2)
        ---------------------------------------------------------------

        MEDIA - 2.0%
        Viacom, Inc. - Class B*..............     797,300 $  15,196,538
                                                          -------------
        METALS & MINING - 0.6%
        United States Steel Corp.............     129,900     4,832,280
                                                          -------------
        MULTI-UTILITIES - 1.9%
        Wisconsin Energy Corp.(a)............     338,900    14,227,022
                                                          -------------
        MULTILINE RETAIL - 1.1%
        J.C. Penney Co., Inc.(a).............     405,900     7,996,230
                                                          -------------
        OIL, GAS & CONSUMABLE FUELS - 5.4%
        Hess Corp............................      98,700     5,294,268
        Holly Corp.(a).......................     576,100    10,502,303
        Massey Energy Co.....................     253,450     3,495,076
        Sunoco, Inc.(a)......................     205,400     8,926,684
        Williams Cos., Inc. (The)............     833,500    12,069,080
                                                          -------------
                                                             40,287,411
                                                          -------------
        PERSONAL PRODUCTS - 1.1%
        Avon Products, Inc...................     327,300     7,865,019
                                                          -------------
        PHARMACEUTICALS - 3.3%
        Forest Laboratories, Inc.*...........     348,400     8,873,748
        Warner Chilcott, Ltd.*(a)............   1,081,300    15,678,850
                                                          -------------
                                                             24,552,598
                                                          -------------
        PROFESSIONAL SERVICES - 1.0%
        Monster Worldwide, Inc.*(a)..........     588,000     7,108,920
                                                          -------------
        REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
        Public Storage(a)....................     213,500    16,973,250
                                                          -------------
        REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
        St. Joe Co. (The)*(a)................     356,000     8,657,920
                                                          -------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
        Analog Devices, Inc..................     667,800    12,701,556
        Lam Research Corp.*(a)...............     330,100     7,024,528
                                                          -------------
                                                             19,726,084
                                                          -------------
        SOFTWARE - 1.6%
        Symantec Corp.*......................     887,100    11,993,592
                                                          -------------
        SPECIALTY RETAIL - 2.7%
        Abercrombie & Fitch Co. - Class A(a).     520,000    11,996,400
        Gap, Inc. (The)......................     583,500     7,813,065
                                                          -------------
                                                             19,809,465
                                                          -------------
        TEXTILES, APPAREL & LUXURY GOODS - 0.4%
        Hanesbrands, Inc.*(a)................     252,600     3,220,650
                                                          -------------
        THRIFTS & MORTGAGE FINANCE - 1.3%
        Hudson City Bancorp, Inc.............     623,200     9,946,272
                                                          -------------
        TRADING COMPANIES & DISTRIBUTORS - 0.7%
        WESCO International, Inc.*...........     283,600     5,453,628
                                                          -------------
        Total Common Stocks
        (Cost $971,527,964)                                 720,983,300
                                                          -------------

     ----------------------------------------------------------------------
     SECURITY                                       PAR          VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 13.8%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/08 at 0.010% to
       be repurchased at $22,165,012 on
       01/02/09 collateralized by $22,610,000
       U.S. Treasury Bill at 0.050% due
       02/19/09 with a value of
       $22,610,000............................. $ 22,165,000 $  22,165,000
     State Street Navigator Securities Lending
       Trust Prime Portfolio(b)................   80,676,214    80,676,214
                                                             -------------
     Total Short-Term Investments
     (Cost $102,841,214)                                       102,841,214
                                                             -------------

     TOTAL INVESTMENTS - 110.8%
     (Cost $1,074,369,178)                                     823,824,514
                                                             -------------

     Other Assets and Liabilities (net) - (10.8)%              (80,404,469)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 743,420,045
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                          $801,659,514          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      22,165,000           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0           0               0
----------------------------------------------------------------------------------------
TOTAL                                           $823,824,514          $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

LAZARD MID CAP PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $  801,659,514
   Repurchase Agreement                                                       22,165,000
   Cash                                                                              623
   Receivable for investments sold                                             2,680,934
   Receivable for Trust shares sold                                              566,513
   Dividends receivable                                                        1,331,677
   Interest receivable                                                                 6
                                                                          --------------
       Total assets                                                          828,404,267
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   3,425,965
       Trust shares redeemed                                                     258,319
       Distribution and services fees--Class B                                    29,945
       Distribution and services fees--Class E                                     2,155
       Collateral for securities on loan                                      80,676,214
       Management fee (Note 3)                                                   412,330
       Administration fee                                                          5,092
       Custodian and accounting fees                                              39,699
   Accrued expenses                                                              134,503
                                                                          --------------
       Total liabilities                                                      84,984,222
                                                                          --------------
NET ASSETS                                                                $  743,420,045
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $1,250,900,489
   Accumulated net realized loss                                            (268,123,218)
   Unrealized depreciation on investments                                   (250,544,664)
   Undistributed net investment income                                        11,187,438
                                                                          --------------
       Total                                                              $  743,420,045
                                                                          ==============
NET ASSETS
   Class A                                                                $  575,412,341
                                                                          ==============
   Class B                                                                   150,019,112
                                                                          ==============
   Class E                                                                    17,988,592
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    83,042,308
                                                                          ==============
   Class B                                                                    21,777,825
                                                                          ==============
   Class E                                                                     2,603,431
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $         6.93
                                                                          ==============
   Class B                                                                          6.89
                                                                          ==============
   Class E                                                                          6.91
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $  971,527,964
(b)Includes cash collateral for securities loaned of                          80,676,214

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LAZARD MID CAP PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $  20,438,626
   Interest (1)                                                               1,733,820
                                                                          -------------
       Total investment income                                               22,172,446
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    6,079,471
   Administration fees                                                           60,612
   Deferred Expense Reimbursement                                               149,971
   Custodian and accounting fees                                                 24,346
   Distribution and services fees--Class B                                      517,690
   Distribution and services fees--Class E                                       41,711
   Audit and tax services                                                        38,095
   Legal                                                                          9,602
   Trustee fees and expenses                                                     16,865
   Shareholder reporting                                                        138,581
   Insurance                                                                      7,783
   Other                                                                          3,014
                                                                          -------------
       Total expenses                                                         7,087,741
       Less broker commission recapture                                        (138,919)
                                                                          -------------
   Net expenses                                                               6,948,822
                                                                          -------------
   Net investment income                                                     15,223,624
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
     Investments                                                           (266,004,254)
     Futures contracts                                                         (795,073)
     Foreign currency                                                                11
                                                                          -------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                            (266,799,316)
                                                                          -------------
   Net change in unrealized depreciation on:
     Investments                                                           (173,048,714)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (173,048,714)
                                                                          -------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (439,848,030)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(424,624,406)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:             $   1,232,801

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LAZARD MID CAP PORTFOLIO
                                                                                        YEAR ENDED     YEAR ENDED
                                                                                       DECEMBER 31,   DECEMBER 31,
                                                                                           2008           2007
                                                                                      -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                             $  15,223,624  $   6,204,580
    Net realized gain (loss) on investments, futures contracts and foreign currency    (266,799,316)    88,143,702
    Net change in unrealized depreciation on investments                               (173,048,714)  (133,875,405)
                                                                                      -------------  -------------
    Net decrease in net assets resulting from operations                               (424,624,406)   (39,527,123)
                                                                                      -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                             (6,531,321)    (2,359,453)
     Class B                                                                             (1,928,151)      (841,667)
     Class E                                                                               (298,975)      (220,835)
    From net realized gains
     Class A                                                                            (39,790,584)   (32,336,865)
     Class B                                                                            (15,597,504)   (20,992,665)
     Class E                                                                             (2,208,439)    (3,958,801)
                                                                                      -------------  -------------
    Net decrease in net assets resulting from distributions                             (66,354,974)   (60,710,286)
                                                                                      -------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 8)
    Proceeds from shares sold
     Class A                                                                            363,296,406    266,411,909
     Class B                                                                             58,162,636    125,838,626
     Class E                                                                              3,321,019     29,824,295
    Net asset value of shares issued through acquisition
     Class A                                                                            125,899,280     52,674,423
     Class B                                                                                     --     11,229,550
     Class E                                                                                     --             --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                             46,321,905     34,696,318
     Class B                                                                             17,525,655     21,834,332
     Class E                                                                              2,507,414      4,179,636
    Cost of shares repurchased
     Class A                                                                           (145,808,747)   (36,420,082)
     Class B                                                                            (58,056,445)  (116,717,135)
     Class E                                                                            (11,344,458)   (25,817,452)
                                                                                      -------------  -------------
    Net increase in net assets from capital share transactions                          401,824,665    367,734,420
                                                                                      -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                   (89,154,715)   267,497,011
    Net assets at beginning of Period                                                   832,574,760    565,077,749
                                                                                      -------------  -------------
    Net assets at end of Period                                                       $ 743,420,045  $ 832,574,760
                                                                                      =============  =============
    Net assets at end of period includes undistributed net investment income          $  11,187,438  $   5,052,559
                                                                                      =============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                             CLASS A
LAZARD MID CAP PORTFOLIO                                                  -----------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------
                                                                            2008      2007    2006    2005      2004
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 12.17   $13.74   $13.65  $14.13  $12.33
                                                                          -------   ------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.17     0.13     0.10    0.04    0.08
Net Realized/Unrealized Gain (Loss) on Investments.......................   (4.48)   (0.33)    1.75    1.16    1.72
                                                                          -------   ------   ------  ------  ------
Total from Investment Operations.........................................   (4.31)   (0.20)    1.85    1.20    1.80
                                                                          -------   ------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.13)   (0.09)   (0.08)  (0.06)     --
Distributions from Net Realized Capital Gains............................   (0.80)   (1.28)   (1.68)  (1.62)     --
                                                                          -------   ------   ------  ------  ------
Total Distributions......................................................   (0.93)   (1.37)   (1.76)  (1.68)     --
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  6.93   $12.17   $13.74  $13.65  $14.13
                                                                          =======   ======   ======  ======  ======
TOTAL RETURN                                                               (38.15)%  (2.47)%  14.87%   8.40%  14.60%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.72 %   0.75 %   0.77%   0.79%   0.85%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.74 %   0.76 %   0.80%   0.82%   0.83%(b)
Ratio of Net Investment Income to Average Net Assets.....................    1.80 %   0.96 %   0.76%   0.63%   0.59%
Portfolio Turnover Rate..................................................    97.4 %   89.9 %   65.4%  170.0%   90.7%
Net Assets, End of Period (in millions).................................. $ 575.4   $550.8   $312.2  $ 89.0  $ 58.8

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                             CLASS B
LAZARD MID CAP PORTFOLIO                                                  -----------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------
                                                                            2008      2007    2006    2005      2004
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 12.10   $13.65   $13.57  $14.05  $12.29
                                                                          -------   ------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)..........................................    0.15     0.09     0.06    0.05    0.02
Net Realized/Unrealized Gain (Loss) on Investments.......................   (4.46)   (0.31)    1.74    1.10    1.74
                                                                          -------   ------   ------  ------  ------
Total from Investment Operations.........................................   (4.31)   (0.22)    1.80    1.15    1.76
                                                                          -------   ------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.10)   (0.05)   (0.04)  (0.01)     --
Distributions from Net Realized Capital Gains............................   (0.80)   (1.28)   (1.68)  (1.62)     --
                                                                          -------   ------   ------  ------  ------
Total Distributions......................................................   (0.90)   (1.33)   (1.72)  (1.63)     --
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  6.89   $12.10   $13.65  $13.57  $14.05
                                                                          =======   ======   ======  ======  ======
TOTAL RETURN                                                               (38.30)%  (2.71)%  14.67%   8.06%  14.32%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.97 %   0.99 %   1.02%   1.03%   1.08%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.99 %   1.00 %   1.05%   1.07%   1.03%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets..............    1.50 %   0.67 %   0.48%   0.38%   0.16%
Portfolio Turnover Rate..................................................    97.4 %   89.9 %   65.4%  170.0%   90.7%
Net Assets, End of Period (in millions).................................. $ 150.0   $243.6   $216.8  $200.4  $211.0

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                             CLASS E
LAZARD MID CAP PORTFOLIO                                                  -----------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------
                                                                            2008      2007    2006    2005      2004
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 12.13   $13.69   $13.61  $14.10  $12.32
                                                                          -------   ------   ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.16     0.10     0.08    0.07    0.04
Net Realized/Unrealized Gain (Loss) on Investments.......................   (4.47)   (0.31)    1.74    1.10    1.74
                                                                          -------   ------   ------  ------  ------
Total from Investment Operations.........................................   (4.31)   (0.21)    1.82    1.17    1.78
                                                                          -------   ------   ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.11)   (0.07)   (0.06)  (0.04)     --
Distributions from Net Realized Capital Gains............................   (0.80)   (1.28)   (1.68)  (1.62)     --
                                                                          -------   ------   ------  ------  ------
Total Distributions......................................................   (0.91)   (1.35)   (1.74)  (1.66)     --
                                                                          -------   ------   ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  6.91   $12.13   $13.69  $13.61  $14.10
                                                                          =======   ======   ======  ======  ======
TOTAL RETURN                                                               (38.24)%  (2.64)%  14.74%   8.23%  14.45%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.88 %   0.89 %   0.93%   0.93%   0.98%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.89 %   0.90 %   0.95%   0.97%   0.94%(b)
Ratio of Net Investment Income to Average Net Assets.....................    1.58 %   0.76 %   0.58%   0.49%   0.29%
Portfolio Turnover Rate..................................................    97.4 %   89.9 %   65.4%  170.0%   90.7%
Net Assets, End of Period (in millions).................................. $  18.0   $ 38.2   $ 36.0  $ 32.6  $ 30.5

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Lazard Mid Cap Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $247,739,494 $247,739,494

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lazard Asset Management LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------
               $6,079,471          0.70%   First $500 Million
                                  0.675%   $500 Million to $1 Billion
                                   0.60%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred in
                                     ---------------------------------------
              Maximum Expense Ratio    2006         2007      2007    2008
              under current Expense   --------     -------    ------  ----
              Limitation Agreement   Subject to repayment until December 31,
             ----------------------  ---------------------------------------
             Class A Class B Class E   2011         2012      2012    2013
             ------- ------- -------  --------     -------    ------  ----

              0.80%   1.05%   0.95%  $136,118*    $12,726*   $1,126   $--

* On April 27, 2007, the Pioneer Mid Cap Value Portfolio merged with and into the Lazard Mid Cap Portfolio as described in Note 8. The repayment of the subsidy amount for the Pioneer Mid Cap Value Portfolio will occur from the Lazard Mid Cap Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

As a result of the Pioneer Mid Cap Value acquisition, the Manager was entitled to a subsidy amount of $148,844, which was repaid by the Portfolio during the period ended December 31, 2008.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The following amount was repaid to the Manager in accordance with the Expense
Limitation Agreement during the period ended December 31, 2008:          $1,126

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                   Shares Issued
                                   in Connection                            Net Increase
                                       with                                  (Decrease)
             Beginning              Acquisition                              in Shares     Ending
              Shares      Sales      (Note 8)    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  45,269,815 36,191,944  11,592,936     4,265,369   (14,277,756)  37,772,493  83,042,308
 12/31/2007  22,731,003 20,084,582   2,549,182     2,553,077    (2,648,029)  22,538,812  45,269,815

 Class B

 12/31/2008  20,135,331  5,873,082          --     1,621,245    (5,851,833)   1,642,494  21,777,825
 12/31/2007  15,879,390  9,555,197   2,117,803     1,612,580    (9,029,639)   4,255,941  20,135,331

 Class E

 12/31/2008   3,152,420    349,186          --       231,311    (1,129,486)    (548,989)  2,603,431
 12/31/2007   2,630,859  2,172,124          --       308,006    (1,958,569)     521,561   3,152,420

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                         Sales
         ------------------------------  ------------------------------
         U.S. Government  Non-Government U.S. Government Non-Government
         ---------------  -------------- --------------- --------------

              $--         $1,057,226,372       $--        $829,513,453

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,094,752,901  $6,150,868  $(277,079,255) $(270,928,387)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $78,624,398 $80,676,214   $5,000    $80,681,214

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income      Long-Term Capital Gain           Total
    ------------------------ ----------------------- -----------------------
       2008         2007        2008        2007        2008        2007
    ------------ ----------- ----------- ----------- ----------- -----------

    $34,697,691  $38,716,643 $31,657,283 $21,993,643 $66,354,974 $60,710,286

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

   $11,187,437       $--      $(270,928,387)   $(247,739,494)   $(507,480,444)

8. ACQUISITIONS

As of the close of business on April 25, 2008, Lazard Mid Cap Portfolio ("Lazard") acquired all the net assets of Batterymarch Mid Cap Stock Portfolio ("Batterymarch"), a series of the Trust, pursuant to a plan of reorganization approved by Batterymarch shareholders on February 28, 2008. The acquisition was accomplished by a tax-free exchange of 11,592,936 Class A shares of Lazard (valued at $125,899,280) in exchange for 8,385,887 Class A shares of Batterymarch outstanding on April 25, 2008. Battterymarch Class A net assets at that date ($125,899,280), including $7,937,924 of unrealized appreciation, were combined with those of Lazard Class A. The aggregate Class A net assets of Lazard immediately before the acquisition were $586,648,312. The aggregate Class A net assets of Batterymarch immediately before the acquisition were $125,899,280. The aggregate Class A net assets of Lazard immediately after the acquisition were $712,547,592.

As of the close of business on April 27, 2007, Lazard Mid Cap Portfolio ("Lazard") acquired all the net assets of Met/Putnam Capital Opportunities Portfolio ("Met/Putnam") and Pioneer Mid Cap Value Portfolio ("Pioneer"), each a series of the Trust, pursuant to a plan of reorganization approved by Met/Putnam and Pioneer shareholders on April 24, 2007. The acquisition was accomplished by a tax-free exchange of 2,549,182 Class A shares of Lazard (valued at $35.0 Million) and 2,117,803 Class B shares of Lazard (valued at $29.0 Million) in exchange for the 2,220,759 Class A and 722,871 Class B shares of Met/Putnam and 1,561,719 Class A shares of Pioneer outstanding on April 27, 2007. Met/Putnam Class A net assets at that date ($35.0 Million) and Class B net assets at that date ($11.2 Million), including $7,688,627 of unrealized appreciation and $42,982 of accumulated net realized losses, were combined with those of Lazard Class A and Class B, respectively. Pioneer Class A net assets at that date ($17.7 Million), including $1,577,984 of unrealized appreciation and $280,838 of accumulated net realized losses, were combined with those of Lazard Class B. The aggregate Class A and Class B net assets of Lazard immediately before the acquisition were $383,289,168 and $247,171,254, respectively. The aggregate Class A and Class B net assets of Met/Putnam immediately before the acquisition were $34,974,776 and $11,229,550, respectively. The aggregate Class A net assets of Pioneer immediately before the acquisition were $17,699,647. The aggregate Class A and Class B net assets of Lazard immediately after the acquisition were $418,263,944 and $276,100,451, respectively.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Lazard Mid Cap Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lazard Mid Cap Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LAZARD MID CAP PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Lazard Mid Cap Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the


--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Lazard Mid Cap Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio underperformed its benchmark, the Russell Midcap Index, for the same periods. The Board took into account management's discussion of the Portfolio's performance and noted the Portfolio's improved more recent short-term performance. The Board concluded that the Portfolio's performance is being addressed.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Lazard Mid Cap Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, Expense Universe and the Sub-advised Expense Universe. The Board further noted that the

Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Lazard Mid Cap Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                       DECEMBER 31, 2008
      MET INVESTORS SERIES TRUST
      LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


      ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO     FOR THE YEAR ENDED 12/31/08
MANAGED BY CLEARBRIDGE ADVISORS, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------



PERFORMANCE

During the 12-month period ended December 31, 2008, the Portfolio had a gross return of (38.95)%, (39.05)% and (39.03)% for Class A, B and E Shares, respectively, versus (38.44)% for its benchmark, the Russell 3000(R) Growth Index./1/

MARKET ENVIRONMENT/CONDITIONS

"...THE NATION IS NOW ALSO PLUNGING DEEPER INTO A RECESSION THAT SEEMS SURE TO BE THE LONGEST AND COULD BE THE MOST SEVERE SINCE WORLD WAR II... FORD AND CHRYSLER ANNOUNCED MASSIVE NEW LAYOFFS FOR THIS MONTH. BUT THE DECLINE IS NO LONGER CONFINED TO AUTOS AND HOME BUILDING...IN CLASSIC FASHION, THE RECESSION HAS BEGUN TO WORK ITS WAY THROUGH THE ENTIRE ECONOMY."

The above excerpt is from a Time magazine article published December 9th...of 1974. In the 7 months following, the S&P 500(R) Index/2/ returned 44.51%. We do not suggest that the market will necessarily repeat the advance of 1975, but using history as a guide, we believe the backdrop is in place for the next 12 months to be a far better year for equities than was the last.

In 2008, the S&P 500(R) Index decreased 37.0%, the most since 1937, while the Dow Jones Industrial Average dropped 34% for its worst year since 1931. Not only was the decline sharp, but it was extraordinarily broad based, with every sector in the S&P down over 15% and more than half of the sectors down over 30% (Financials reported the biggest decline, losing 55%). The decline was certainly not limited to the U.S. as exactly 1 global market out of 69 in the MSCI Indexes rose in 2008 (Tunisia), with 28 national benchmarks losing more than half of their value.

As painful as the last year has been, we remain convinced that the market lows of early October and late November may well prove to be a "generational bottom," setting the stage for a significant advance. Adding to our enthusiasm is a confluence of factors, not seen in many years. To begin, there is currently $8.85 trillion held in cash, bank deposits and money-market funds, equal to 74% of the market value of U.S. companies, the highest ratio since 1990. We believe stock valuations are attractive, with the S&P companies valued at an average of 12.6 times operating profit, the cheapest since 1998. The Federal Reserve and Treasury have instituted stimulative packages and brought short term interest rates to as low as 0% to combat the financial crisis. We have seen steady improvement in certain credit markets with LIBOR, Commercial Paper and Mortgage rates all declining sharply. We have also seen a sharp rise in the Money Supply in recent months, which we expect to have a positive economic impact 6-9 months following. In addition, President-elect Obama has championed an infrastructure investment of nearly $1 trillion, the largest such package seen since the 1950s.

PORTFOLIO REVIEW/CURRENT POSITIONING

For the year 2008, overall sector allocation made a positive contribution to the Portfolio's performance relative to the benchmark index, while overall stock selection detracted from relative performance.

In particular, stock selection in the health care sector made a positive contribution to relative performance. Overweight positions in the health care and consumer discretionary sectors, and underweight positions in the information technology and financials sectors helped the Portfolio's performance relative to the benchmark. The Portfolio had no significant holdings in the materials or utilities sectors, which also helped relative performance.

Stock selection in the financials, information technology, energy and consumer discretionary sectors detracted from the Portfolio's performance relative to the benchmark. An overweight position in the Energy sector detracted from relative performance as did the Portfolio's lack of any significant holdings in the consumer staples sector.

Among individual stock holdings in the Portfolio, Amgen Inc., ImClone Systems, Valeant Pharmaceuticals International and Millennium Pharmaceuticals in the health care sector, as well as Grant Prideco in the Energy sector, made the largest positive contributions to Portfolio performance. Weatherford International Ltd., Anadarko Petroleum Corp. and National Oilwell Varco Inc. in the energy sector, Lehman Brothers Holdings Inc. in financials and UnitedHealth Group Inc. in the health care sector were the greatest detractors from Portfolio performance.

              RICHARD FREEMAN            EVAN BAUMAN
              Senior Portfolio Manager   Portfolio Manager
              CLEARBRIDGE ADVISORS, LLC  CLEARBRIDGE ADVISORS, LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The Russell 3000(R) Growth Index is an unmanaged index which measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO     FOR THE YEAR ENDED 12/31/08
MANAGED BY CLEARBRIDGE ADVISORS, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                     Percent of
                 Description                         Net Assets
                 ----------------------------------------------
                 Anadarko Petroleum Corp.              9.38%
                 ----------------------------------------------
                 Genzyme Corp.                         9.37%
                 ----------------------------------------------
                 UnitedHealth Group, Inc.              7.71%
                 ----------------------------------------------
                 Biogen Idec, Inc.                     7.13%
                 ----------------------------------------------
                 Amgen, Inc.                           6.58%
                 ----------------------------------------------
                 Forest Laboratories, Inc.             5.60%
                 ----------------------------------------------
                 Comcast Corp.--Special Class A        5.07%
                 ----------------------------------------------
                 Weatherford International, Ltd.       4.72%
                 ----------------------------------------------
                 L-3 Communications Holdings, Inc.     3.61%
                 ----------------------------------------------
                 Cablevision Systems Corp.--Class A    3.30%
                 ----------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Communications                     17.4%
Cyclical                            0.1%
Non-Cyclical                       46.8%
Energy                             17.6%
Financials                          0.5%
Industrials                         9.8%
Technology                          6.4%
Investment Company Securities       1.4%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO     FOR THE YEAR ENDED 12/31/08
MANAGED BY CLEARBRIDGE ADVISORS, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

          LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO MANAGED BY
         CLEARBRIDGE ADVISORS, LLC VS. RUSSELL 3000(R) GROWTH INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                                Legg Mason Partners
                            Aggressive Growth Portfolio-     Russell 3000/R/
                  S&P 500    Class A, Class B, Class E       Growth Index/1/
                  -------   ----------------------------     ---------------
 2/12/2001        $10,000            $10,000                    $10,000
12/31/2001          8,509              7,400                      7,512
12/31/2002          6,628              5,341                      5,406
12/31/2003          8,531              6,991                      7,081
12/31/2004          9,458              7,582                      7,571
12/31/2005          9,923              8,611                      7,963
12/31/2006         11,491              8,461                      8,716
12/31/2007         11,491              8,653                      9,710
12/31/2008         11,491              5,274                      5,684




    -----------------------------------------------------------
                                 Average Annual Return/2/
                             (for the period ended 12/31/08)
    -----------------------------------------------------------
                                                      Since
                            1 Year  3 Year  5 Year Inception/3/
    -----------------------------------------------------------
    Legg Mason Partners
    Aggressive Growth
    Portfolio--Class A      -38.95% -14.90% -5.25%   -4.55%
                            -----------------------------------
--  Class B                 -39.05% -15.08% -5.48%   -7.80%
                            -----------------------------------
    Class E                 -39.03% -15.01% -5.40%   -1.12%
    -----------------------------------------------------------
    Russell 3000(R) Growth
- - Index/1/                -38.44%  -9.12% -3.33%   -5.30%
    -----------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of Class A and E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 3000(R) Growth Index is an unmanaged index which measures the performance of those Russell 3000(R) Index companies with higher price-to- book ratios and higher forecasted growth values. The Index does not include Fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A shares is 1/2/02. Inception of Class B shares is 2/12/01. Inception of Class E shares is 4/17/03. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                  BEGINNING     ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                                  7/1/08        12/31/08      7/1/07-12/31/08
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO   ------------- ------------- ---------------

  Class A
  Actual                                            $1,000.00     $  664.20        $2.72
  Hypothetical (5% return before expenses)           1,000.00      1,021.87         3.30
------------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                            $1,000.00     $  664.20        $3.76
  Hypothetical (5% return before expenses)           1,000.00      1,020.61         4.57
------------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                            $1,000.00     $  663.20        $3.34
  Hypothetical (5% return before expenses)           1,000.00      1,021.11         4.06
------------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.65%, 0.90%, and 0.80% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -----------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                   SHARES     (NOTE 2)
      -----------------------------------------------------------------------

      COMMON STOCKS - 94.0%
      AEROSPACE & DEFENSE - 3.6%
      L-3 Communications Holdings, Inc............   344,000 $  25,380,320
                                                             -------------
      BIOTECHNOLOGY - 24.5%
      Amgen, Inc.*................................   801,700    46,298,175
      Biogen Idec, Inc.*.......................... 1,053,500    50,178,205
      Genentech, Inc.*............................    58,200     4,825,362
      Genzyme Corp.*..............................   993,200    65,918,684
      Vertex Pharmaceuticals, Inc.*...............   166,700     5,064,346
                                                             -------------
                                                               172,284,772
                                                             -------------
      CAPITAL MARKETS - 0.5%
      Merrill Lynch & Co., Inc....................   312,330     3,635,521
                                                             -------------
      COMMUNICATIONS EQUIPMENT - 1.3%
      Arris Group, Inc.*..........................   122,915       977,174
      Motorola, Inc...............................   560,000     2,480,800
      Nokia Oyj (ADR).............................   375,700     5,860,920
                                                             -------------
                                                                 9,318,894
                                                             -------------
      COMPUTERS & PERIPHERALS - 1.2%
      SanDisk Corp.*(a)...........................   477,700     4,585,920
      Seagate Technology(a).......................   788,600     3,493,498
                                                             -------------
                                                                 8,079,418
                                                             -------------
      CONSTRUCTION & ENGINEERING - 0.1%
      Fluor Corp..................................    22,610     1,014,511
                                                             -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
      Dolby Laboratories, Inc. - Class A*(a)......    50,000     1,638,000
      Tyco Electronics, Ltd.......................   740,825    12,008,773
                                                             -------------
                                                                13,646,773
                                                             -------------
      ENERGY EQUIPMENT & SERVICES - 7.3%
      Core Laboratories N.V.(a)...................   100,000     5,986,000
      National-Oilwell Varco, Inc.*...............   509,678    12,456,531
      Weatherford International, Ltd.*............ 3,068,400    33,200,088
                                                             -------------
                                                                51,642,619
                                                             -------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
      Covidien, Ltd...............................   542,925    19,675,602
                                                             -------------
      HEALTH CARE PROVIDERS & SERVICES - 7.7%
      UnitedHealth Group, Inc..................... 2,039,300    54,245,380
                                                             -------------
      INDUSTRIAL CONGLOMERATES - 2.2%
      Tyco International, Ltd.....................   703,325    15,191,820
                                                             -------------
      INTERNET & CATALOG RETAIL - 0.2%
      Liberty Media Holding Corp. - Interactive -
        Class A*..................................   503,900     1,572,168
                                                             -------------
      MACHINERY - 1.5%
      Pall Corp...................................   375,700    10,681,151
                                                             -------------

         -------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                            SHARES     (NOTE 2)
         -------------------------------------------------------------

         MEDIA - 15.1%
         Cablevision Systems Corp. - Class A.. 1,377,600 $  23,198,784
         CBS Corp.............................    79,400       650,286
         Comcast Corp. - Class A..............   159,000     2,683,920
         Comcast Corp. - Special Class A(a)... 2,211,300    35,712,495
         Liberty Global, Inc.*(a).............    52,900       842,168
         Liberty Media Corp. - Capital*(a)....   296,600     1,396,986
         Liberty Media Corp. - Entertainment*.   544,900     9,524,852
         Sirius XM Radio, Inc.*(a)............ 2,481,200       297,744
         Time Warner, Inc.(a)................. 1,816,400    18,272,984
         Viacom, Inc. - Class B*(a)...........    79,600     1,517,176
         Walt Disney Co. (The)................   528,200    11,984,858
                                                         -------------
                                                           106,082,253
                                                         -------------
         OIL, GAS & CONSUMABLE FUELS - 9.4%
         Anadarko Petroleum Corp.............. 1,713,300    66,047,715
                                                         -------------
         PHARMACEUTICALS - 9.6%
         BioMimetic Therapeutics, Inc.*(a)....   145,000     1,336,900
         Forest Laboratories, Inc.*........... 1,546,800    39,396,996
         Johnson & Johnson....................   196,000    11,726,680
         King Pharmaceuticals, Inc.*(a).......   323,700     3,437,694
         Teva Pharmaceutical Industries, Ltd.
           (ADR)(a)...........................   102,900     4,380,453
         Valeant Pharmaceuticals
           International*(a)..................   325,100     7,444,790
                                                         -------------
                                                            67,723,513
                                                         -------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
         Broadcom Corp. - Class A*(a).........   882,700    14,979,419
         Cirrus Logic, Inc.*(a)...............   291,400       780,952
         Cree, Inc.*(a).......................   167,900     2,664,573
         DSP Group, Inc.*(a)..................   106,400       853,328
         Intel Corp.(a).......................   478,300     7,011,878
         Micron Technology, Inc.*(a).......... 1,355,100     3,577,464
         Teradyne, Inc.*......................   264,500     1,116,190
                                                         -------------
                                                            30,983,804
                                                         -------------
         SOFTWARE - 0.6%
         Autodesk, Inc.*(a)...................   204,000     4,008,600
                                                         -------------
         SPECIALTY RETAIL - 0.1%
         Charming Shoppes, Inc.*(a)...........   177,100       432,124
                                                         -------------
         Total Common Stocks
         (Cost $997,786,559)                               661,646,958
                                                         -------------
         INVESTMENT COMPANY SECURITY - 1.4%
         PowerShares QQQ(a)
           (Cost - $9,891,297)................   320,000     9,516,800
                                                         -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 9.2%
     State Street Bank & Trust Co.,
       Repurchase Agreement
       dated 12/31/08 at 0.005% to be
       repurchased at $32,624,009
       on 01/02/09 collateralized by
       $32,900,000 FHLB at 2.730%
       due 06/10/09 with a value of
       $33,278,350............................. $32,624,000 $  32,624,000
     State Street Navigator Securities Lending
       Trust Prime Portfolio(b)................  32,315,719    32,315,719
                                                            -------------
     Total Short-Term Investments
     (Cost $64,939,719)                                        64,939,719
                                                            -------------

     TOTAL INVESTMENTS - 104.6%
     (Cost $1,072,617,575)                                    736,103,477
                                                            -------------

     Other Assets and Liabilities (net) - (4.6)%              (32,310,786)
                                                            -------------

     TOTAL NET ASSETS - 100.0%                              $ 703,792,691
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $703,479,477              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      32,624,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $736,103,477              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $  703,479,477
    Repurchase Agreement                                                                          32,624,000
    Cash                                                                                                  23
    Receivable for Trust shares sold                                                                 275,253
    Dividends receivable                                                                             377,918
    Interest receivable                                                                                    5
                                                                                              --------------
       Total assets                                                                              736,756,676
                                                                                              --------------
LIABILITIES
    Payables for:
       Trust shares redeemed                                                                          49,227
       Distribution and services fees--Class B                                                        24,240
       Distribution and services fees--Class E                                                           298
       Collateral for securities on loan                                                          32,315,719
       Management fee (Note 3)                                                                       360,726
       Administration fee                                                                              4,828
       Custodian and accounting fees                                                                 146,517
    Accrued expenses                                                                                  62,430
                                                                                              --------------
       Total liabilities                                                                          32,963,985
                                                                                              --------------
NET ASSETS                                                                                    $  703,792,691
                                                                                              ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $1,099,444,592
    Accumulated net realized loss                                                                (59,916,599)
    Unrealized depreciation on investments                                                      (336,514,098)
    Undistributed net investment income                                                              778,796
                                                                                              --------------
       Total                                                                                  $  703,792,691
                                                                                              ==============
NET ASSETS
    Class A                                                                                   $  580,905,734
                                                                                              ==============
    Class B                                                                                      120,416,655
                                                                                              ==============
    Class E                                                                                        2,470,302
                                                                                              ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                      127,046,090
                                                                                              ==============
    Class B                                                                                       26,832,211
                                                                                              ==============
    Class E                                                                                          547,545
                                                                                              ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $         4.57
                                                                                              ==============
    Class B                                                                                             4.49
                                                                                              ==============
    Class E                                                                                             4.51
                                                                                              ==============

-------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $1,007,677,856
(b)Includes cash collateral for securities loaned of                                              32,315,719

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   5,748,392
   Interest (2)                                                               1,518,949
                                                                          -------------
       Total investment income                                                7,267,341
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    5,794,855
   Administration fees                                                           62,899
   Custodian and accounting fees                                                 31,264
   Distribution and services fees--Class B                                      438,741
   Distribution and services fees--Class E                                        5,322
   Audit and tax services                                                        31,976
   Legal                                                                         19,984
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                         60,251
   Insurance                                                                     13,747
   Other                                                                         10,876
                                                                          -------------
       Total expenses                                                         6,488,289
                                                                          -------------
   Net investment income                                                        779,052
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS
   Net realized loss on:
       Investments                                                          (57,575,473)
       Futures contracts                                                       (183,575)
                                                                          -------------
   Net realized loss on investments and futures contracts                   (57,759,048)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (372,628,102)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (372,628,102)
                                                                          -------------
   Net realized and unrealized loss on investments and futures
       contracts                                                           (430,387,150)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(429,608,098)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      33,952
(2)Interest income includes securities lending net income of:                   889,565

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
                                                       YEAR ENDED      YEAR ENDED
                                                      DECEMBER 31,    DECEMBER 31,
                                                          2008            2007
                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                             $      779,052  $       98,923
   Net realized gain (loss) on investments and
       futures contracts                                (57,759,048)      8,426,629
   Net change in unrealized appreciation
       (depreciation) on investments                   (372,628,102)      9,588,080
                                                     --------------  --------------
   Net increase (decrease) in net assets
       resulting from operations                       (429,608,098)     18,113,632
                                                     --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                               (105,866)     (1,522,845)
     Class B                                                     --              --
     Class E                                                     --          (2,875)
   From net realized gains
     Class A                                             (5,911,432)    (62,016,186)
     Class B                                             (1,455,657)    (22,350,035)
     Class E                                                (29,445)       (515,614)
                                                     --------------  --------------
   Net decrease in net assets resulting from
       distributions                                     (7,502,400)    (86,407,555)
                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                            140,398,748     305,727,572
     Class B                                             15,394,589      23,837,769
     Class E                                                421,900         380,355
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                              6,017,298      63,539,031
     Class B                                              1,455,657      22,350,035
     Class E                                                 29,445         518,489
   Cost of shares repurchased
     Class A                                            (86,468,387)    (50,819,890)
     Class B                                            (36,962,881)    (61,398,432)
     Class E                                               (925,860)     (1,880,300)
                                                     --------------  --------------
   Net increase in net assets from capital share
       transactions                                      39,360,509     302,254,629
                                                     --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                  (397,749,989)    233,960,706
   Net assets at beginning of Period                  1,101,542,680     867,581,974
                                                     --------------  --------------
   Net assets at end of Period                       $  703,792,691  $1,101,542,680
                                                     ==============  ==============
   Net assets at end of period includes
       undistributed net investment income           $      778,796  $      105,765
                                                     ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                       CLASS A
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    --------------------------------------------

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------
                                                     2008     2007     2006      2005       2004
                                                   -------   ------  ------   ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  7.54   $ 8.09  $ 8.70   $ 7.65     $ 7.03
                                                   -------   ------  ------   ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..........................    0.01     0.01    0.03     0.00 +     0.01
Net Realized/Unrealized Gain (Loss) on Investments   (2.93)    0.22   (0.14)    1.06       0.61
                                                   -------   ------  ------   ------     ------
Total from Investment Operations..................   (2.92)    0.23   (0.11)    1.06       0.62
                                                   -------   ------  ------   ------     ------
LESS DISTRIBUTIONS
Dividends from Net investment income..............   (0.00)+  (0.02)     --       --         --
Distributions from Net Realized Capital Gains.....   (0.05)   (0.76)  (0.50)   (0.01)        --
                                                   -------   ------  ------   ------     ------
Total Distributions...............................   (0.05)   (0.78)  (0.50)   (0.01)        --
                                                   -------   ------  ------   ------     ------
NET ASSET VALUE, END OF PERIOD.................... $  4.57   $ 7.54  $ 8.09   $ 8.70     $ 7.65
                                                   =======   ======  ======   ======     ======
TOTAL RETURN                                        (38.95)%   2.60%  (1.60)%  13.84%      8.82%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.65 %   0.67%   0.73 %   0.72%      0.90%
Ratio of Expenses to Average Net Assets After
  Broker Rebates..................................     N/A     0.67%   0.73 %    N/A        N/A
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.65 %   0.67%   0.75 %   0.72%(b)   0.85%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.13 %   0.07%   0.33 %   0.00%++    0.15%
Portfolio Turnover Rate...........................     6.2 %    0.7%  190.3 %  121.0%     104.7%
Net Assets, End of Period (in millions)........... $ 580.9   $874.6  $607.7   $500.4     $250.8

+  Rounds to less than $0.005 per share.
++ Rounds to less than 0.005%.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                         CLASS B
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    ----------------------------------------------
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------
                                                     2008      2007     2006      2005        2004
                                                   -------   ------   ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  7.42   $ 7.98   $ 8.60   $ 7.58      $ 6.99
                                                   -------   ------   ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)...................   (0.01)   (0.01)    0.01    (0.02)      (0.01)
Net Realized/Unrealized Gain (Loss) on Investments   (2.87)    0.21    (0.13)    1.05        0.60
                                                   -------   ------   ------   ------      ------
Total from Investment Operations..................   (2.88)    0.20    (0.12)    1.03        0.59
                                                   -------   ------   ------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      --       --       --       --          --
Distributions from Net Realized Capital Gains.....   (0.05)   (0.76)   (0.50)   (0.01)         --
                                                   -------   ------   ------   ------      ------
Total Distributions...............................   (0.05)   (0.76)   (0.50)   (0.01)         --
                                                   -------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD.................... $  4.49   $ 7.42   $ 7.98   $ 8.60      $ 7.58
                                                   =======   ======   ======   ======      ======
TOTAL RETURN                                        (39.05)%   2.27 %  (1.74)%  13.58 %      8.44 %
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.90 %   0.92 %   0.98 %   0.97 %      1.15 %
Ratio of Expenses to Average Net Assets After
  Broker Rebates..................................     N/A     0.92 %   0.98 %    N/A         N/A
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.90 %   0.92 %   1.00 %   0.97 %(b)   1.08 %(b)
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................   (0.13)%  (0.18)%   0.10 %  (0.25)%     (0.11)%
Portfolio Turnover Rate...........................     6.2 %    0.7 %  190.3 %  121.0 %     104.7 %
Net Assets, End of Period (in millions)........... $ 120.4   $222.3   $254.0   $277.8      $339.5

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                         CLASS E
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO    ----------------------------------------------
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------
                                                     2008      2007     2006      2005        2004
                                                   -------   ------   ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  7.45   $ 8.01   $ 8.62   $ 7.59      $ 6.99
                                                   -------   ------   ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................   (0.00)+  (0.01)    0.02    (0.01)      (0.00)+
Net Realized/Unrealized Gain (Loss) on Investment
  activities......................................   (2.89)    0.21    (0.13)    1.05        0.60
                                                   -------   ------   ------   ------      ------
Total from Investment Operations..................   (2.89)    0.20    (0.11)    1.04        0.60
                                                   -------   ------   ------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      --    (0.00)+     --       --          --
Distributions from Net Realized Capital Gains.....   (0.05)   (0.76)   (0.50)   (0.01)         --
                                                   -------   ------   ------   ------      ------
Total Distributions...............................   (0.05)   (0.76)   (0.50)   (0.01)         --
                                                   -------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD.................... $  4.51   $ 7.45   $ 8.01   $ 8.62      $ 7.59
                                                   =======   ======   ======   ======      ======
TOTAL RETURN                                        (39.03)%   2.32 %  (1.61)%  13.69 %      8.58 %
Ratio of Expenses to Average Net Assets...........    0.80 %   0.82 %   0.88 %   0.87 %      1.05 %
Ratio of Expenses to Average Net Assets After
  Broker Rebates..................................     N/A     0.82 %   0.88 %    N/A         N/A
Ratio of Expenses to Average Net Assets Before
  Reimbursements and Rebates......................    0.80 %   0.82 %   0.90 %   0.87 %(b)   0.98 %(b)
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................   (0.03)%  (0.08)%   0.20 %  (0.15)%     (0.05)%
Portfolio Turnover Rate...........................     6.2 %    0.7 %  190.3 %  121.0 %     104.7 %
Net Assets, End of Period (in millions)........... $   2.5   $  4.6   $  5.9   $  6.4      $  5.5

+  Rounds to less than $0.005 per share.
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Legg Mason Partners Aggressive Growth Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                            Expiring    Expiring     Expiring
                   Total    12/31/2009  12/31/2010  12/31/2016
                   ---      ----------  ----------  ----------

               $58,001,649  $974,417    $1,182,381  $55,844,851

Legg Mason Partners Aggressive Growth Portfolio (formerly Janus Aggressive Growth Fund) acquired losses of $7,266,413 in the merger with Janus Growth Portfolio on April 28th, 2003 which are subject to an annual limitation of $1,021,923.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

H. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

K. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ClearBridge Advisors, LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008    % per annum   Average Daily Net Assets
         --------------------  -----------  ---------------------------

             $5,794,855          0.65%      First $500 Million

                                 0.60%      $500 Million to $1 Billion

                                 0.55%      $1 Billion to $2 Billion

                                 0.50%      Over $2 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                ----------------------------------------------------
                            Class A              Class B             Class E
                            -------              -------             -------

                             0.90%                1.15%               1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                               Net Increase
                                                                (Decrease)
              Beginning                                         in Shares     Ending
               Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ---------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008  116,011,689 23,516,784     829,972   (13,312,355)  11,034,401  127,046,090
 12/31/2007   75,074,455 39,397,462   8,273,311    (6,733,539)  40,937,234  116,011,689

 Class B

 12/31/2008   29,971,698  2,531,189     204,159    (5,874,835)  (3,139,487)  26,832,211
 12/31/2007   31,842,094  3,133,470   2,952,449    (7,956,315)  (1,870,396)  29,971,698

 Class E

 12/31/2008      615,318     74,056       4,112      (145,941)     (67,773)     547,545
 12/31/2007      741,914     49,219      68,312      (244,127)    (126,596)     615,318

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $133,097,755        $--        $55,277,355

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,074,532,525  $3,212,134  $(341,641,182) $(338,429,048)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $29,512,150 $32,315,719     $--     $32,315,719

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

          Ordinary Income    Long-Term Capital Gain         Total
       --------------------- ---------------------- ----------------------
          2008       2007      2008       2007         2008       2007
       ---------- ---------- --------  -----------  ---------- -----------

       $6,625,384 $7,292,175 $877,016  $79,115,380  $7,502,400 $86,407,555

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

    $778,795         $--      $(338,429,048)    $(58,001,649)   $(395,651,902)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Legg Mason Partners Aggressive Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Partners Aggressive Growth Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Legg Mason Partners Aggressive Growth Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Legg Mason Partners Aggressive Growth Portfolio's performance, the Board considered that the Portfolio underperformed the median of its Performance Universe for the one-, three- and five-year periods ended July 31, 2008 and outperformed its Lipper Index for the one-year period and underperformed its Lipper Index for the three- and five year periods. The Board further considered that the Portfolio underperformed its benchmark, the Russell 3000 Growth Index, for the one-, three- and five-year periods ended the same date. The Board also took into account management's discussion of the Portfolio's performance, including the impact of current market conditions on the Portfolio's recent performance. The Board also noted that the sub-advisor was replaced on October 1, 2006, therefore, the longer term performance of the Portfolio, reflected the performance of the Portfolio's prior Adviser. The Board noted that the Adviser's comparable retail fund had a strong performance record over the long term. Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Portfolio's performance is being addressed.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Legg Mason Partners Aggressive Growth Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Legg Mason Partners Aggressive Growth Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                      DECEMBER 31, 2008
        MET INVESTORS SERIES TRUST
        LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO


        ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO        FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (25.23)% for Class A Shares versus 5.71% and (37.00)% for its benchmark, the Barclays Capital (formerly Lehman Brothers) Government/Credit Bond Index/1/ and the S&P 500(R) Index/2/.

MARKET ENVIRONMENT/CONDITIONS

Investors will not remember 2008 fondly--unless, of course, they had all their money in long term Treasury bonds. Stocks fell in every quarter, and ended the year with their worst annual return in decades (the S&P 500(R) Index was down 37.0% for the year), as the global economy slipped into a recession that got worse as the year went on. What started over two years ago as a decline in housing prices has snowballed, first into a problem with securities backed by sub-prime mortgages, then into a problem with banks and brokers more broadly, and finally into a credit crisis that has dragged down the whole economy and brought firms in a wide variety of industries to the brink of bankruptcy or beyond.

The current bear market has actually seen the stock market fall faster and farther, than either the bear market of 2000-2002 or the one that took place in 1973 and 1974. The S&P 500 hit its all-time high on October 9th, 2007. It took just over 13 months for the index to reach what has proven to be, up until now anyway, its low for this cycle. That occurred on November 20th, with the index down 51.9% from its high. By contrast, the bear market at the start of this decade saw the market fall 48.9% from peak to trough, but the journey took almost twice as long, lasting a little over 25 months. And back in 1973-1974, the market fell 48.2% from its high to its low over a period of roughly 21 months.

In the bond market, the broad based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/3/ gained 5.2% for the year. But like the apocryphal man with one foot in a block of ice and one foot on a bed of coals who says that on average, his feet are comfortable, that return masked what was in fact the widest divergence between the performance of government and corporate bonds in the history of the Barclays bond indices, which goes back over 30 years. Yields on all forms of Treasury bonds and notes plummeted in the fourth quarter in what can only be described as the ultimate flight to quality we have ever witnessed. Yields on 3-month Treasury Bill, which started the year at 3.3%, fell all the way to zero by early December (though they crept back up to 0.08% by December 31st). Investors were so afraid of credit risk that they were willing to accept no return at all, just to ensure that they would not lose any principal. Two-year notes saw yields fall from 3.05% at the start of the year to 0.77% at year-end; 10-year Treasury bond yields fell from 4.02% to 2.21%. This drove the Treasury component of the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index to a double digit gain for the year, up 13.7%.

While Treasury yields were falling by hundreds of basis points, yields on corporate bonds were rising by hundreds of basis points. The yield to maturity for the Barclays Capital (formerly Lehman Brothers) Investment Grade Corporate Index/4/ rose from 5.79% at the start of the year to a high of 9.09% at the end of October, before settling back to 7.57% at year-end. That movement sent yield spreads over Treasuries to record levels, and drove the corporate bond component of the U.S. Aggregate Bond Index to its worst annual return on record, down 4.9%. That gap in performance between government and corporate bonds--+18.7%--is not only a record in the history of the Barclays indices, it is more than double the size of the previous widest gap (which occurred in 1979, when Treasuries outperformed corporates by 7.8%).

PORTFOLIO REVIEW/CURRENT POSITIONING

The equity sleeve contributed positive relative returns over the past twelve months. The impact of bottom-up stock selection was mixed at the sector level, with significant relative outperformance in the retailers, financials and software & services sectors offset by relative underperformance in consumer staples and health care. Wal-Mart was the primary contributor to relative performance with a 20% return for the year, while Seagate Technology, which is not in the benchmark, was the primary detractor with a return of approximately -80%. The portfolio's sector over- and underweights contributed positive relative returns overall. The underweight to financials contributed positively to relative returns as did the overweight to health care, while the overweight to health care-services detracted from performance and contributed negative relative returns. A small cash position benefited performance given the negative return of the benchmark for the period.

--------
/1/The Barclays Capital (formerly Lehman Brothers) Government/Credit Bond Index is a weighted composite of the Barclays Capital (formerly Lehman Brothers) Government Bond Index, which is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of nine years and the Barclays Capital (formerly Lehman Brothers) Credit Bond Index, which is comprised of all public fixed-rate non-convertible investment grade domestic corporate debt, excluding collateralized mortgage obligations. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------
/4/ The Barclays Capital (formerly Lehman Brothers) Investment Grade Corporate Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO        FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


The fixed income sleeve contributed significantly negative relative returns over the past twelve months. A large overweight exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to rising defaults, uncertainty in that marketplace and a lack of liquidity. An emphasis on lower-quality credits and select financial issues was also a large negative as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Corporate credit spreads widened to new all-time highs in mid-March before partially recovering in April and May. These gains were given back later in the period, however, on deteriorating investor sentiment and poor earnings. The high-yield sector performed poorly on news of more ratings downgrades, rising defaults, and a volatile and declining stock market. A modest exposure to international bonds in other advanced economies had a negative impact as the flight-to-safety outside the U.S. was minimal relative to U.S. Treasury markets. A modest Treasury Inflation-Protected Securities (TIPS) exposure had a negative impact as oil plunged to $40/barrel and inflation fears switched to deflation fears. On a positive note, a tactically-driven duration posture contributed modestly to returns as bond yields rallied over the year. A curve-steepening strategy had a positive impact on performance as the spread between 2- and 10-year yields widened.

The convertible securities sleeve contributed negative relative returns over the past twelve months. During the year, overall sector allocation made a positive contribution to sleeve performance, while overall security selection detracted from relative performance. An underweight position in the financial sector and an overweight position in the industrials sector made the largest contribution to relative performance, while an underweight position in the health care sector detracted the most from relative performance during the year. Security selection in the energy and telecommunications services sectors made the largest contribution to relative performance, while security selection in the information technology, health care and consumer staples sectors detracted the most from relative performance during the year. The top five individual contributors to the sleeve's performance during the year included Bank of America Corp., DRS Technologies Inc., Trex Co., Gilead Sciences Inc. and JA Solar Holdings Co. The largest individual detractors from the sleeve's performance included Powerwave Technologies Inc., BankUnited Financial Corp., Six Flags Inc., Pier 1 Imports Inc. and Yingli Green Energy Holding Co.

TEAM MANAGED

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

YU-NIEN (CHARLES) KO, CFA
Co-Director and Senior Portfolio Manager, U.S. Investments

STEPHEN A. LANZENDORF, CFA
Co-Director and Senior Portfolio Manager, U.S. Investments

CLEARBRIDGE ADVISORS, LLC

PETER D. LUKE
Portfolio Manager, Convertible Strategies

LEGG MASON GLOBAL ASSETS ALLOCATION, LLC

STEVEN BLEIBERG
President and Chief Investment Officer, Asset Allocation

ANDREW PURDY
Portfolio Manager, Asset Allocation

WESTERN ASSET MANAGEMENT COMPANY

S. KENNETH LEECH
Chief Investment Officer

STEPHEN A. WALSH
Deputy Chief Investment Officer

CARL L. EICHSTAEDT
Portfolio Manager

MARK LINDBLOOM
Portfolio Manager

EDWARD A. MOODY
Portfolio Manager

The views expressed above are those of the investment subadvisory firms and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO        FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                               Percent of
      Description                                              Net Assets
      -------------------------------------------------------------------
      Federal Home Loan Mortgage Corp. (5.000%, due 04/18/17)    6.69%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 12/01/99)    5.47%
      -------------------------------------------------------------------
      Exxon Mobil Corp.                                          2.64%
      -------------------------------------------------------------------
      U.S. Treasury Note. (4.000%, due 08/15/18)                 2.08%
      -------------------------------------------------------------------
      Wal-Mart Stores, Inc.                                      1.52%
      -------------------------------------------------------------------
      Microsoft Corp.                                            1.31%
      -------------------------------------------------------------------
      Chevron Corp.                                              1.24%
      -------------------------------------------------------------------
      Procter & Gamble Co. (The)                                 1.09%
      -------------------------------------------------------------------
      Hewlett-Packard Co.                                        0.91%
      -------------------------------------------------------------------
      AT&T, Inc.                                                 0.91%
      -------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]


Asset-Backed Securities                   4.0%
Common Stocks                            50.3%
Convertible Bonds                         2.9%
Convertible Preferred Stocks              0.3%
Domestic Bonds & Debt Securities         23.4%
Foreign Bonds & Debt Securities           0.8%
Preferred Stocks                          0.1%
U.S. Government & Agency Obligations     18.2%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO        FOR THE YEAR ENDED 12/31/08
MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC.,
CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION,
LLC AND WESTERN ASSET MANAGEMENT COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

            LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO MANAGED BY BATTERYMARCH FINANCIAL MANAGEMENT, INC., CLEARBRIDGE ADVISORS, LLC, LEGG MASON GLOBAL ASSET ALLOCATION, LLC AND WESTERN ASSET MANAGEMENT COMPANY VS. BARCLAYS
  CAPITAL (FORMERLY LEHMAN BROTHERS) GOVERNMENT/CREDIT BOND INDEX/1/ AND S&P
                                500(R) INDEX/2/
                           Growth Based on $10,000+

                                     [CHART]

                Legg Mason Partners      Barclays (formerly
                  Managed Assets       Lehman Brothers) Gov't./      S&P 500/R/
                 Portfolio-Class A      Credit Bond Index/1/         Index/2/
                -------------------    ------------------------      ----------
12/31/1998            $10,000                  $10,000                $10,000
12/31/1999             11,422                    9,785                 12,104
12/31/2000             11,237                   10,944                 11,001
12/31/2001             10,666                   11,875                  9,694
12/31/2002              9,749                   13,183                  7,552
12/31/2003             11,892                   13,800                  9,718
12/31/2004             13,014                   14,381                 10,775
12/31/2005             13,514                   14,718                 11,304
12/31/2006             14,975                   15,277                 13,089
12/31/2007             15,924                   16,385                 13,808
12/31/2008             11,907                   17,320                  8,699


    ----------------------------------------------------------------------
                                        Average Annual Return/3/
                                     (for the period ended 12/31/08)
    ----------------------------------------------------------------------
                                                                 Since
                                1 Year  3 Year 5 Year 10 Year Inception/4/
    ----------------------------------------------------------------------
    Legg Mason Partners
    Managed Assets
--  Portfolio--Class A          -25.23% -4.13%  0.02%  1.76%     7.32%
    ----------------------------------------------------------------------
    Barclays Capital (formerly
    Lehman Brothers)
    Government/Credit Bond
- - Index/1/                      5.71%  5.57%  4.64%  5.64%     8.34%
    ----------------------------------------------------------------------
--  S&P 500(R) Index/2/         -37.00% -8.36% -2.19% -1.38%     9.94%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The Barclays Capital (formerly Lehman Brothers) Government/Credit Bond Index is a weighted composite of the Barclays Capital (formerly Lehman Brothers) Government Bond Index, which is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of nine years and the Barclays Capital (formerly Lehman Brothers) Credit Bond Index, which is comprised of all public fixed-rate non-convertible investment grade domestic corporate debt, excluding collateralized mortgage obligations. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception of Class A shares is 4/08/1983. Index returns are based on an inception date of 4/1/1983.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.


--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                               BEGINNING     ENDING        EXPENSES PAID
                                               ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                               7/1/08        12/31/08      7/1/08-12/31/08
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO   ------------- ------------- ---------------

  Class A
  Actual                                         $1,000.00     $  792.50        $2.75
  Hypothetical (5% return before expenses)        1,000.00      1,022.07         3.10
---------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    --------------------------------------------------------------------------
    SECURITY                                         PAR         VALUE
    DESCRIPTION                                     AMOUNT      (NOTE 2)
    --------------------------------------------------------------------------

    ASSET-BACKED SECURITIES - 7.0%
    American Home Mortgage Investment Trust
      5.294%, due 06/25/45(a)................... $    473,719 $     222,918
    Banc of America Commercial
      Mortgage, Inc., Class AJ
      4.870%, due 12/10/42......................      450,000       215,615
    Banc of America Funding Corp.
      0.588%, due 07/20/36(a)...................      211,897       184,236
    Bayview Commercial Asset Trust
     0.741%, due 04/25/36
       (144A)(a)(b).............................      544,394       355,342
     1.63%, due 07/25/36 (144A)(a)(b)...........      759,231       550,709
    Bear Stearns Commercial Mortgage
      Securities
      5.405%, due 12/11/40......................      600,000       511,963
    Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2002-2, Class 1A5
      5.833%, due 04/25/32......................      253,945       221,442
    Countrywide Alternative Loan Trust
      0.711%, due 12/25/46(a)...................      796,424       171,301
    Countrywide Asset-Backed Certificates
     2.07%, due 07/25/34(a).....................      212,542       168,512
     5.071%, due 04/25/35.......................      549,021       312,535
     1.85%, due 03/25/47 (144A)(a)(b)...........      620,637       424,826
    Countrywide Home Loan Mortgage Pass
      Through Trust
      1.74%, due 02/25/35(a)....................      479,211       237,802
    Credit Suisse Mortgage Capital Certificates
      5.467%, due 09/15/39......................      370,000       273,392
    Delta Air Lines, Inc.
      6.821%, due 08/10/22......................       93,494        56,038
    Deutsche Mortgage Securities, Inc.
      5.098%, due 06/26/35 (144A)(b)............      280,000       202,902
    Finance America Mortgage Loan Trust
      2.45%, due 09/25/33(a)....................      276,612       199,952
    Fremont Home Loan Trust
      2.45%, due 12/25/33(a)....................      243,844       118,652
    Glen Meadow Pass-Through Trust
      6.505%, due 02/12/67 (144A)(b)............      100,000        44,764
    GMAC Mortgage Corp. Loan Trust
      1.64%, due 10/25/34(a)....................      579,739       234,240
    Greenpoint Mortgage Funding Trust
      1.80%, due 09/25/34(a)....................      325,599       158,735
    Harborview Mortgage Loan Trust
      2.40%, due 11/25/47(a)....................      278,433       107,794
    Indymac Index Mortgage Loan Trust
     2.02%, due 06/25/34(a).....................      115,293        68,891
     5.338%, due 10/25/35.......................      344,626       179,834

      --------------------------------------------------------------------
      SECURITY                                      PAR         VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      ASSET-BACKED SECURITIES - CONTINUED
      JPMorgan Chase Commercial Mortgage
        Securities Corp.
       Series 2004-C3, Class AJ
         4.922%, due 01/15/42.................. $    600,000 $     285,251
       Series 2005-LDP4, Class AM
         4.999%, due 10/15/42..................      430,000       254,059
      Lake Country Mortgage Loan Trust
        0.601%, due 07/25/34
        (144A)(a)(b)...........................       43,540        43,142
      Lehman Brothers Holdings Capital Trust V
        4.57%, due 11/29/49(c).................       20,000             2
      Master Adjustable Rate Mortgages Trust
        4.570%, due 09/25/33...................      384,132       260,263
      Master Reperforming Loan Trust
       1.75%, due 05/25/35 (144A)(a)(b)........      488,390       326,043
       5.893%, due 05/25/36 (144A)(b)..........      470,111       321,640
      Merrill Lynch/Countrywide Commercial
        Mortgage Trust
        5.485%, due 03/12/51...................      220,000       152,156
      MLCC Mortgage Investors, Inc.
        5.377%, due 02/25/36...................      217,806       133,725
      Morgan Stanley Capital I
        5.332%, due 12/15/43...................      510,000       385,223
      Morgan Stanley Home Equity Loans
        1.72%, due 09/25/35(a).................      530,000       336,662
      Nelnet Student Loan Trust
        5.015%, due 04/25/24(a)................      150,000       124,108
      Residential Asset Securities Corp.
        6.349%, due 03/25/32...................      224,150       144,479
      Structured Asset Securities Corp.
        1.65%, due 11/25/37(a).................      204,165       167,853
      Terwin Mortgage Trust
        4.750%, due 10/25/37...................      168,605        38,005
      Wachovia Bank Commercial Mortgage Trust
        4.935%, due 04/15/42...................      260,000       211,214
      WaMu Mortgage Pass Through Certificates
       5.948%, due 08/25/36(a).................      270,000       124,709
       5.929%, due 09/25/36....................      226,035       130,995
       5.752%, due 11/25/36(a).................      550,000       199,799
       1.72%, due 08/25/45(a)..................      490,250       266,138
       1.68%, due 11/25/45(a)..................      532,545       262,440
      Washington Mutual Master Note Trust
        1.225%, due 09/15/13
        (144A)(a)(b)...........................      470,000       411,931
      Wells Fargo Mortgage Backed
        Securities Trust
        3.742%, due 09/25/34(a)................    1,000,000       980,920
                                                             -------------
      Total Asset-Backed Securities
      (Cost $16,236,846)                                        10,783,152
                                                             -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    --------------------------------------------------------------------------
    SECURITY                                         PAR         VALUE
    DESCRIPTION                                     AMOUNT      (NOTE 2)
    --------------------------------------------------------------------------

    DOMESTIC BONDS & DEBT SECURITIES - 21.0%
    AEROSPACE & DEFENSE - 0.0%
    L-3 Communications Corp.
      6.375%, due 10/15/15...................... $     65,000 $      61,100
                                                              -------------
    AIRLINES - 0.1%
    Continental Airlines, Inc.
      5.983%, due 04/19/22......................      300,000       201,000
                                                              -------------
    AUTOMOBILES - 0.3%
    Daimler North America Holding Corp.
      7.300%, due 01/15/12......................      360,000       311,378
    Ford Motor Co.
      7.450%, due 07/16/31(d)...................      530,000       151,050
                                                              -------------
                                                                    462,428
                                                              -------------
    BEVERAGES - 0.3%
    Diageo Capital Plc
      7.375%, due 01/15/14......................      270,000       287,920
    PepsiCo, Inc.
      7.900%, due 11/01/18......................      130,000       159,619
                                                              -------------
                                                                    447,539
                                                              -------------
    BIOTECHNOLOGY - 0.1%
    FMC Finance III S.A.
      6.875%, due 07/15/17......................       90,000        84,600
                                                              -------------
    CAPITAL MARKETS - 1.1%
    Bear Stearns Cos., Inc.
      6.400%, due 10/02/17......................      240,000       249,820
    Goldman Sachs Capital I, Capital Securities
      6.345%, due 02/15/34......................      200,000       145,509
    Goldman Sachs Capital II
      5.793%, due 12/29/49......................       10,000         3,847
    Goldman Sachs Group, Inc.
     4.500%, due 06/15/10(d)....................      130,000       128,144
     5.625%, due 01/15/17.......................      650,000       559,264
    Lehman Brothers Holdings, Inc.
     6.200%, due 09/26/14(c)....................       60,000         6,000
     6.500%, due 07/19/17(c)....................      870,000            87
     6.750%, due 12/28/17(c)....................      430,000            43
    Morgan Stanley
     5.050%, due 01/21/11.......................      600,000       576,570
     4.953%, due 10/18/16(a)....................       80,000        55,140
                                                              -------------
                                                                  1,724,424
                                                              -------------
    CHEMICALS - 0.0%
    Westlake Chemical Corp.
      6.625%, due 01/15/16......................       40,000        23,400
                                                              -------------
    COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
    Intergas Finance B.V.
      6.375%, due 05/14/17 (144A)(b)............      260,000       152,100
    Waste Management, Inc.
      6.375%, due 11/15/12......................      370,000       345,322
                                                              -------------
                                                                    497,422
                                                              -------------

       -----------------------------------------------------------------
       SECURITY                                   PAR         VALUE
       DESCRIPTION                               AMOUNT      (NOTE 2)
       -----------------------------------------------------------------

       COMMERCIAL BANKS - 1.6%
       BAC Capital Trust XIV
         5.630%, due 12/31/49................ $    150,000 $      60,133
       Glitnir Banki HF
        6.330%, due 07/28/11
          (144A)(b)(c).......................      100,000         5,250
        6.375%, due 09/25/12
          (144A)(b)(c).......................      100,000         5,250
        6.693%, due 06/15/16
          (144A)(b)(c).......................      230,000         1,184
       Rabobank Capital Fund Trust III
         5.254%, due 12/31/16 (144A)(b)......      200,000       109,806
       RBS Capital Trust I
         4.709%, due 12/29/49................      300,000       116,866
       Royal Bank of Scotland Group Plc
        5.050%, due 01/08/15(d)..............      300,000       254,959
        7.640%, due 03/31/49.................      100,000        39,873
       RSHB Capital (Russian Agricultural
         Bank) S.A.
         6.299%, due 05/15/17 (144A)(b)......      260,000       149,500
       Santander Issuances, S.A. Unipersonal
         5.805%, due 06/20/16 (144A)(b)......      170,000       153,025
       Shinsei Finance Cayman, Ltd.
         6.418%, due 01/29/49 (144A)(b)......      200,000        41,862
       SunTrust Capital VIII
         6.100%, due 12/15/36(d).............      260,000       183,537
       Wachovia Bank North America
        4.800%, due 11/01/14.................      200,000       186,510
        3.573%, due 11/03/14(a)..............      700,000       553,167
       Wells Fargo Capital X
         5.950%, due 12/15/36................      100,000        85,972
       Wells Fargo Capital XV
         9.750%, due 12/31/49(d).............      470,000       475,143
                                                           -------------
                                                               2,422,037
                                                           -------------
       COMPUTERS & PERIPHERALS - 0.0%
       Electronic Data Systems Corp.
         7.125%, due 10/15/09................       10,000        10,168
                                                           -------------
       CONSUMER FINANCE - 2.0%
       American Express Co.
         6.800%, due 09/01/66................      400,000       207,314
       Capital One Bank
         5.000%, due 06/15/09................      310,000       305,492
       Capital One Financial Corp.
         5.500%, due 06/01/15................       80,000        69,894
       Caterpillar Financial Services Corp.
         6.200%, due 09/30/13................      240,000       247,672
       Ford Motor Credit Co. LLC
        5.700%, due 01/15/10.................      100,000        85,002
        7.375%, due 10/28/09.................    1,400,000     1,229,729
        9.750%, due 09/15/10(d)..............      270,000       216,075

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                   PAR         VALUE
       DESCRIPTION                               AMOUNT      (NOTE 2)
       -----------------------------------------------------------------

       CONSUMER FINANCE - CONTINUED
       General Motors Acceptance Corp. LLC
        5.850%, due 01/14/09(d).............. $     50,000 $      49,674
        6.625%, due 05/15/12 (144A)(b).......      645,000       501,991
        7.500%, due 12/31/13 (144A)(b).......      115,000        83,950
        8.000%, due 12/31/18-11/01/31
          (144A)(b)..........................      231,000       127,016
                                                           -------------
                                                               3,123,809
                                                           -------------
       DIVERSIFIED FINANCIAL SERVICES - 4.6%
       Aiful Corp.
         5.000%, due 08/10/10 (144A)(b)......      200,000       109,994
       American General Finance Corp.
         3.875%, due 10/01/09(d).............      800,000       567,450
       Bank of America Corp.
        5.375%, due 06/15/14.................      250,000       245,325
        8.000%, due 12/29/49.................      150,000       108,048
        8.125%, due 12/29/49.................       20,000        14,985
       BP Capital Markets Plc
         5.250%, due 11/07/13................      240,000       250,812
       Citigroup, Inc.
        6.500%, due 08/19/13.................      110,000       111,109
        5.000%, due 09/15/14.................      120,000       105,676
        6.125%, due 08/25/36.................      810,000       727,863
        6.875%, due 03/05/38(d)..............      220,000       251,181
       Credit Suisse First Boston USA, Inc.
         6.125%, due 11/15/11................      140,000       141,497
       Credit Suisse Guernsey, Ltd.
         5.860%, due 05/29/49................      250,000       116,838
       General Electric Capital Corp.
        5.450%, due 01/15/13(d)..............       40,000        40,322
        6.375%, due 11/15/67(d)..............      330,000       207,734
       HSBC Finance Corp.
         6.375%, due 10/15/11................    1,100,000     1,082,913
       JPMorgan Chase & Co.
        5.250%, due 05/01/15.................      400,000       377,665
        5.125%, due 09/15/14.................      360,000       349,292
        5.150%, due 10/01/15.................      190,000       179,659
        6.125%, due 06/27/17(d)..............      380,000       374,576
       Kaupthing Bank HF
         7.625%, due 02/28/15 (144A)(c)(e)...      580,000        20,300
       Merrill Lynch & Co., Inc. Series C
        4.250%, due 02/08/10.................      170,000       166,208
        5.000%, due 01/15/15.................      170,000       164,181
        6.110%, due 01/29/37.................      730,000       658,285
       Resona Preferred Global Securities
         Cayman, Ltd.
         7.191%, due 12/29/49 (144A)(b)......      120,000        57,187
       SLM Corp.
        5.000%, due 10/01/13-04/15/15........      170,000       120,947
        5.375%, due 05/15/14.................      385,000       260,103

          ------------------------------------------------------------
          SECURITY                              PAR         VALUE
          DESCRIPTION                          AMOUNT      (NOTE 2)
          ------------------------------------------------------------

          DIVERSIFIED FINANCIAL SERVICES - CONTINUED
           5.050%, due 11/14/14............ $     40,000 $      26,650
           5.625%, due 08/01/33............       30,000        18,245
          TNK-BP Finance S.A.
           7.500%, due 07/18/16 (144A)(b)..      190,000        99,750
           7.875%, due 03/13/18 (144A)(b)..      100,000        50,500
                                                         -------------
                                                             7,005,295
                                                         -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
          AT&T, Inc.
            5.500%, due 02/01/18...........      340,000       344,221
          Citizens Communications Co.
           7.125%, due 03/15/19............       20,000        13,500
           7.875%, due 01/15/27............       35,000        20,475
          Deutsche Telekom International
            Finance B.V.
            8.750%, due 06/15/30...........      330,000       408,031
          France Telecom S.A.
            8.500%, due 03/01/31...........      150,000       188,851
          Qwest Corp.
           6.875%, due 09/15/33............       40,000        24,000
           7.500%, due 10/01/14............       30,000        25,050
          Royal KPN N.V.
            8.000%, due 10/01/10...........      350,000       353,362
          SBC Communications, Inc.
            6.450%, due 06/15/34...........      300,000       314,984
          Sprint Capital Corp.
            8.375%, due 03/15/12...........      560,000       448,292
          Telecom Italia Capital S.A.
           5.250%, due 10/01/15............      200,000       152,453
           6.000%, due 09/30/34............      240,000       166,039
          Verizon Global Funding Corp.
            7.375%, due 09/01/12...........      120,000       125,639
          Verizon New York, Inc.
            6.875%, due 04/01/12(d)........      270,000       268,829
          Windstream Corp.
            8.625%, due 08/01/16...........       50,000        44,500
                                                         -------------
                                                             2,898,226
                                                         -------------
          ELECTRIC UTILITIES - 1.3%
          Duke Energy Corp.
            5.625%, due 11/30/12...........      170,000       173,279
          Exelon Corp.
            5.625%, due 06/15/35...........      205,000       129,751
          FirstEnergy Corp.
           6.450%, due 11/15/11............      250,000       236,464
           7.375%, due 11/15/31............      525,000       497,984
          Pacific Gas & Electric Co.
           6.050%, due 03/01/34............      210,000       223,771
           5.800%, due 03/01/37............       20,000        20,817
          SP PowerAssets, Ltd.
            5.000%, due 10/22/13 (144A)(b).      700,000       702,107
                                                         -------------
                                                             1,984,173
                                                         -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                  PAR         VALUE
        DESCRIPTION                              AMOUNT      (NOTE 2)
        ----------------------------------------------------------------

        ENERGY EQUIPMENT & SERVICES - 0.2%
        Baker Hughes, Inc.
          7.500%, due 11/15/18............... $    170,000 $     188,806
        Cie Generale de Geophysique S.A.
          7.500%, due 05/15/15(d)............       75,000        46,875
                                                           -------------
                                                                 235,681
                                                           -------------
        FOOD & STAPLES RETAILING - 0.5%
        CVS Caremark Corp.
          6.943%, due 01/10/30 (144A)(b).....      402,664       253,725
        Private Export Funding Corp.
          3.550%, due 04/15/13...............      220,000       229,438
        Wal-Mart Stores, Inc.
         5.800%, due 02/15/18................      120,000       133,024
         6.200%, due 04/15/38................       80,000        91,887
                                                           -------------
                                                                 708,074
                                                           -------------
        GAS UTILITIES - 0.2%
        Transocean, Inc.
          5.250%, due 03/15/13...............      260,000       241,709
                                                           -------------
        HEALTH CARE PROVIDERS & SERVICES - 0.3%
        Cardinal Health, Inc.
          5.850%, due 12/15/17...............      220,000       198,703
        HCA, Inc.
          5.750%, due 03/15/14...............      358,000       218,380
        Humana, Inc.
          7.200%, due 06/15/18...............       50,000        40,274
        WellPoint, Inc.
          5.875%, due 06/15/17...............       10,000         9,116
                                                           -------------
                                                                 466,473
                                                           -------------
        HOTELS, RESTAURANTS & LEISURE - 0.0%
        MGM MIRAGE, Inc.
          7.625%, due 01/15/17(d)............       85,000        55,250
                                                           -------------
        HOUSEHOLD DURABLES - 0.1%
        KazMunaiGaz Finance Subordinated BV
          8.375%, due 07/02/13 (144A)(e).....      220,000       172,700
                                                           -------------
        INDUSTRIAL CONGLOMERATES - 0.6%
        General Electric Co.
          5.000%, due 02/01/13(d)............      250,000       253,054
        Tyco International Group S.A.
          6.000%, due 11/15/13...............      630,000       591,746
                                                           -------------
                                                                 844,800
                                                           -------------
        INSURANCE - 0.3%
        American International Group, Inc.
         5.850%, due 01/16/18................       30,000        20,140
         6.250%, due 03/15/37................       50,000        18,718
        Berkshire Hathaway Finance Corp.
          4.750%, due 05/15/12(d)............      230,000       236,284
        Travelers Cos., Inc. (The)
          6.250%, due 03/15/37...............      390,000       255,828
                                                           -------------
                                                                 530,970
                                                           -------------

        -------------------------------------------------------------------
        SECURITY                                  PAR         VALUE
        DESCRIPTION                              AMOUNT      (NOTE 2)
        -------------------------------------------------------------------

        MEDIA - 0.9%
        Clear Channel Communications, Inc.
          6.250%, due 03/15/11............... $    190,000 $      57,950
        Comcast Cable Communications, Inc.
          8.875%, due 05/01/17...............      880,000       941,102
        Comcast Corp.
          6.500%, due 01/15/17(d)............       10,000         9,892
        EchoStar DBS Corp.
         7.000%, due 10/01/13................       60,000        52,350
         7.750%, due 05/31/15................        5,000         4,275
        News America, Inc.
         6.200%, due 12/15/34................       20,000        18,307
         6.650%, due 11/15/37................       10,000         9,929
        Time Warner Cos., Inc.
          7.625%, due 04/15/31...............      260,000       256,206
                                                           -------------
                                                               1,350,011
                                                           -------------
        METALS & MINING - 0.5%
        Alcoa, Inc.
          6.000%, due 07/15/13...............      200,000       181,010
        Freeport-McMoRan Copper & Gold, Inc.
          8.375%, due 04/01/17...............       90,000        73,902
        Rio Tinto Finance USA Ltd.
          6.500%, due 07/15/18...............      200,000       146,871
        Steel Dynamics, Inc.
         7.375%, due 11/01/12................       15,000        11,025
         6.750%, due 04/01/15................       45,000        31,275
        Vale Overseas, Ltd.
          6.875%, due 11/21/36...............      335,000       304,917
                                                           -------------
                                                                 749,000
                                                           -------------
        MULTI-UTILITIES - 0.2%
        Dominion Resources, Inc.
          8.875%, due 01/15/19...............      290,000       313,050
                                                           -------------
        OIL, GAS & CONSUMABLE FUELS - 2.7%
        Anadarko Finance Co., Series B
         6.750%, due 05/01/11................      110,000       110,098
         7.500%, due 05/01/31................       90,000        79,785
        Anadarko Petroleum Corp.
         5.950%, due 09/15/16................      240,000       212,309
         6.450%, due 09/15/36................      160,000       126,566
        Apache Corp.
          6.000%, due 09/15/13...............      150,000       155,561
        Chesapeake Energy Corp.
         6.375%, due 06/15/15................       20,000        15,900
         6.875%, due 01/15/16(d).............       95,000        76,475
        ConocoPhillips Holding Co.
          6.950%, due 04/15/29...............      615,000       663,650
        Gaz Capital (GAZPROM)
         6.212%, due 11/22/16 (144A)(b)......      240,000       159,600
         6.510%, due 03/07/22 (144A)(b)......      130,000        78,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                   PAR         VALUE
       DESCRIPTION                               AMOUNT      (NOTE 2)
       -----------------------------------------------------------------

       OIL, GAS & CONSUMABLE FUELS - CONTINUED
       Kerr-McGee Corp.
        6.950%, due 07/01/24................. $     90,000 $      79,093
        7.875%, due 09/15/31.................       40,000        36,914
       Kinder Morgan Energy Partners LP
        5.125%, due 11/15/14.................      200,000       174,452
        6.300%, due 02/01/09.................       10,000         9,991
        6.750%, due 03/15/11(d)..............       30,000        29,194
        6.000%, due 02/01/17.................       20,000        17,390
        6.950%, due 01/15/38.................      200,000       162,188
       Occidental Petroleum Corp.
         7.000%, due 11/01/13................      220,000       240,365
       Peabody Energy Corp.
         6.875%, due 03/15/13................       20,000        19,050
       Pemex Project Funding Master Trust
         6.625%, due 06/15/35(d).............      305,000       258,564
       Petrobras International Finance Co.
         6.125%, due 10/06/16................      180,000       176,400
       Shell International Finance B.V.
         6.375%, due 12/15/38................      160,000       180,638
       SMFG Preferred Capital
         6.078%, due 01/29/49 (144A)(b)......      340,000       231,074
       Sonat, Inc.
         7.625%, due 07/15/11................      295,000       270,438
       TXU Corp.
        5.550%, due 11/15/14(d)..............       70,000        33,056
        6.500%, due 11/15/24.................       10,000         3,588
        6.550%, due 11/15/34.................       70,000        23,981
       Williams Cos., Inc.
        7.875%, due 09/01/21.................       90,000        68,973
        7.500%, due 01/15/31.................       50,000        33,571
        7.750%, due 06/15/31.................      265,000       181,905
        8.750%, due 03/15/32.................       10,000         7,465
       XTO Energy, Inc.
        6.500%, due 12/15/18.................       30,000        29,093
        6.100%, due 04/01/36.................      240,000       199,878
        6.750%, due 08/01/37.................       20,000        18,788
                                                           -------------
                                                               4,163,993
                                                           -------------
       PAPER & FOREST PRODUCTS - 0.1%
       Weyerhaeuser Co.
         6.750%, due 03/15/12................      210,000       188,111
                                                           -------------
       PHARMACEUTICALS - 0.4%
       Wyeth
         5.950%, due 04/01/37................      500,000       557,138
                                                           -------------
       REAL ESTATE - 0.0%
       Ventas Realty LP/Ventas Capital Corp.
         6.750%, due 04/01/17................       60,000        45,900
                                                           -------------
       REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
       iStar Financial, Inc.
         6.000%, due 12/15/10(d).............      300,000       126,045

       ------------------------------------------------------------------
       SECURITY                                    PAR         VALUE
       DESCRIPTION                                AMOUNT      (NOTE 2)
       ------------------------------------------------------------------

       REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED
       Thornburg Mortgage Securities Trust
         1.51%, due 06/25/46(a)............... $    220,359 $     215,629
                                                            -------------
                                                                  341,674
                                                            -------------
       ROAD & RAIL - 0.0%
       Landsbanki Islands HF
         6.100%, due 08/25/11 (144A)(b)(c)....      320,000         7,200
                                                            -------------
       THRIFTS & MORTGAGE FINANCE - 0.0%
       Countrywide Financial Corp.
         4.348%, due 01/05/09.................       70,000        70,000
                                                            -------------
       TOBACCO - 0.0%
       Reynolds American, Inc.
         6.750%, due 06/15/17.................       70,000        55,648
                                                            -------------
       WIRELESS TELECOMMUNICATION SERVICES - 0.1%
       America Movil S.A.B. de C.V.
         5.625%, due 11/15/17(d)..............       90,000        80,463
       Nextel Communications, Inc.
         6.875%, due 10/31/13.................      150,000        63,782
                                                            -------------
                                                                  144,245
                                                            -------------
       Total Domestic Bonds & Debt Securities
       (Cost $40,013,747)                                      32,187,248
                                                            -------------

       U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.6%
       Federal Agricultural Mortgage Corp.
         5.125%, due 04/19/17 (144A)(b).......      400,000       456,283
       Federal Home Loan Mortgage Corp.
        5.000%, due 04/18/17..................    8,970,000    10,272,668
        5.500%, due 07/15/36..................      360,000       463,168
       Federal National Mortgage Assoc.
        6.500%, due 12/01/27..................        4,560         4,788
        6.000%, due 03/01/28-08/01/28.........      254,831       264,173
        5.500%, due 08/01/28..................       92,277        95,481
        3.625%, due 08/15/11..................    1,100,000     1,166,618
        6.000%, due TBA(f)....................    8,100,000     8,399,951
       Government National Mortgage Assoc.
        9.000%, due 11/15/19..................       10,771        11,532
        5.000%, due TBA(f)....................      800,000       820,125
       Tennessee Valley Authority
         5.980%, due 04/01/36.................      430,000       560,247
       U.S. Treasury Bond
         5.375%, due 02/15/31(d)..............      500,000       687,187
       U.S. Treasury Inflation Index Bond
         1.750%, due 01/15/28(d)..............      382,625       353,629
       U.S. Treasury Note
        3.875%, due 05/15/18(d)...............    1,040,000     1,186,251
        4.000%, due 08/15/18(d)...............    2,760,000     3,188,018
        6.375%, due 08/15/27..................      460,000       673,325
                                                            -------------
       Total U.S. Government & Agency
       Obligations (Cost $26,106,189)                          28,603,444
                                                            -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------------
       SECURITY                                   PAR            VALUE
       DESCRIPTION                               AMOUNT         (NOTE 2)
       -----------------------------------------------------------------------

       FOREIGN BONDS & DEBT SECURITIES - 0.8%
       LUXEMBOURG - 0.2%
       Telecom Italia Capital S.A.
         4.000%, due 01/15/10................ $    300,000    $     276,067
                                                              -------------
       MEXICO - 0.5%
       Mexico Government International Bond
         6.750%, due 09/27/34................      715,000          757,900
                                                              -------------
       RUSSIA - 0.1%
       Russian Federation
         7.500%, due 03/31/30................      186,200          164,258
                                                              -------------
       UNITED KINGDOM - 0.0%
       HBOS Capital Funding LP
         6.071%, due 06/30/49 (144A)(b)......       50,000           18,509
                                                              -------------
       Total Foreign Bonds & Debt Securities
       (Cost $1,314,328)                                          1,216,734
                                                              -------------

       CONVERTIBLE BONDS - 3.0%
       AEROSPACE & DEFENSE - 0.1%
       AAR Corp.
         1.750%, due 02/01/26................      250,000          193,750
                                                              -------------
       BIOTECHNOLOGY - 0.0%
       Incyte Corp.
         3.500%, due 02/15/11(d).............      100,000           53,625
                                                              -------------
       BUILDING PRODUCTS - 0.0%
       NCI Building Systems, Inc.
         2.125%, due 11/15/24................       35,000           26,425
                                                              -------------
       CAPITAL MARKETS - 0.1%
       Affiliated Managers Group, Inc.
         3.950%, due 08/15/38 (144A)(b)......      125,000           85,469
                                                              -------------
       COMMUNICATIONS EQUIPMENT - 0.0%
       Powerwave Technologies, Inc.
         1.875%, due 11/15/24(d).............      250,000           51,250
                                                              -------------
       CONSUMER FINANCE - 0.1%
       AmeriCredit Corp.
         2.125%, due 09/15/13................      175,000           69,562
       Dollar Financial Corp.
         2.875%, due 06/30/27................      300,000          139,875
                                                              -------------
                                                                    209,437
                                                              -------------
       DIVERSIFIED FINANCIAL SERVICES - 0.2%
       Hlth Corp.
         3.125%, due 09/01/25................      175,000          143,500
       NASDAQ OMX Group, Inc. (The)
         2.500%, due 08/15/13 (144A)(b)......      100,000           74,500
       NorthStar Realty Finance LP
         7.250%, due 06/15/27 (144A)(b)......      300,000          126,090
                                                              -------------
                                                                    344,090
                                                              -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
       Level 3 Communications, Inc.
         6.000%, due 03/15/10(d).............      100,000           70,500
                                                              -------------

        -------------------------------------------------------------------
        SECURITY                                  PAR         VALUE
        DESCRIPTION                              AMOUNT      (NOTE 2)
        -------------------------------------------------------------------

        ELECTRICAL EQUIPMENT - 0.4%
        General Cable Corp.
          0.875%, due 11/15/13............... $    175,000 $     102,156
        Roper Industries, Inc.,
          1.481%/0.000%, due 01/15/34(g).....      175,000        94,719
        Sunpower Corp.
          1.250%, due 02/15/27...............      250,000       185,938
        Suntech Power Holdings Co., Ltd.
          3.000%, due 03/15/13 (144A)(b).....      325,000       132,031
        Yingli Green Energy Holding Co. Ltd.
          2.908%, due 12/15/12(h)............      275,000       143,000
                                                           -------------
                                                                 657,844
                                                           -------------
        ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
        Anixter International, Inc.
          1.000%, due 02/15/13(d)............      175,000       110,031
                                                           -------------
        ENERGY EQUIPMENT & SERVICES - 0.1%
        Cameron International Corp.
          2.500%, due 06/15/26(d)............       75,000        74,438
        Parker Drilling Co.
          2.125%, due 07/15/12...............      150,000        97,875
                                                           -------------
                                                                 172,313
                                                           -------------
        FOOD & STAPLES RETAILING - 0.1%
        Pantry, Inc. (The)
          3.000%, due 11/15/12...............      200,000       120,750
        Rite Aid Corp.
          8.500%, due 05/15/15...............      150,000        37,313
                                                           -------------
                                                                 158,063
                                                           -------------
        GAS UTILITIES - 0.0%
        Transocean, Inc.
          1.500%, due 12/15/37(d)............       75,000        58,125
                                                           -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
        Hologic, Inc. 2.000%/
          0.000%, due 12/15/37(g)............      175,000       102,594
                                                           -------------
        HEALTH CARE PROVIDERS & SERVICES - 0.1%
        Henry Schein, Inc.
          3.000%, due 08/15/34...............      125,000       124,063
                                                           -------------
        HOUSEHOLD DURABLES - 0.1%
        Beazer Homes USA, Inc.
          4.625%, due 06/15/24(d)............      225,000        97,875
                                                           -------------
        INTERNET SOFTWARE & SERVICES - 0.1%
        SAVVIS, Inc.
          3.000%, due 05/15/12...............      250,000       107,500
        SINA Corp.
          0.000%, due 07/15/23(h)............       50,000        52,000
                                                           -------------
                                                                 159,500
                                                           -------------
        IT SERVICES - 0.1%
        Euronet Worldwide, Inc.
          3.500%, due 10/15/25...............      275,000       178,062
                                                           -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       --------------------------------------------------------------------
       SECURITY                                   PAR            VALUE
       DESCRIPTION                               AMOUNT         (NOTE 2)
       --------------------------------------------------------------------

       LIFE SCIENCES TOOLS & SERVICES - 0.1%
       Kendle International, Inc.
         3.375%, due 07/15/12................ $    125,000    $      96,250
                                                              -------------
       MACHINERY - 0.1%
       Actuant Corp.
         2.000%, due 11/15/23................      100,000          101,125
       Danaher Corp.
         1.529%, due 01/22/21(d)(h)..........      125,000          110,312
                                                              -------------
                                                                    211,437
                                                              -------------
       OIL, GAS & CONSUMABLE FUELS - 0.1%
       GMX Resources, Inc.
         5.000%, due 02/01/13 (144A)(b)......      100,000           91,625
                                                              -------------
       REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
       CapitalSource, Inc.
         7.250%, due 07/15/37................      275,000          170,500
                                                              -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
       Conexant Systems, Inc.
         4.000%, due 03/01/26................      225,000          108,281
       Jazz Technologies, Inc.
         8.000%, due 12/31/11 (144A)(b)......      175,000           35,000
       ON Semiconductor Corp.
         2.625%, due 12/15/26................       50,000           27,375
                                                              -------------
                                                                    170,656
                                                              -------------
       SOFTWARE - 0.2%
       Blackboard, Inc.
         3.250%, due 07/01/27................      100,000           79,750
       Lawson Software, Inc.
        2.500%, due 04/15/12 (144A)(b).......       75,000           58,312
        2.500%, due 04/15/12.................       25,000           19,438
       Mentor Graphics Corp.
         6.250%, due 03/01/26(d).............      175,000          103,031
                                                              -------------
                                                                    260,531
                                                              -------------
       SPECIALTY RETAIL - 0.1%
       Charming Shoppes, Inc.
         1.125%, due 05/01/14 (144A)(b)......      175,000           57,094
       Pier 1 Imports, Inc.
         6.375%/6.125%, due 02/15/36
         (144A)(b)(g)........................      150,000           41,250
                                                              -------------
                                                                     98,344
                                                              -------------
       TEXTILES, APPAREL & LUXURY GOODS - 0.1%
       Iconix Brand Group, Inc.
         1.875%, due 06/30/12................      175,000           90,125
                                                              -------------
       THRIFTS & MORTGAGE FINANCE - 0.1%
       Bankunited Capital Trust
         3.125%, due 03/01/34................      650,000          100,750
                                                              -------------
       TRADING COMPANIES & DISTRIBUTORS - 0.1%
       WESCO International, Inc.
         2.625%, due 10/15/25................      175,000          137,594
                                                              -------------

       --------------------------------------------------------------------
       SECURITY                                SHARES/PAR        VALUE
       DESCRIPTION                               AMOUNT         (NOTE 2)
       --------------------------------------------------------------------

       WIRELESS TELECOMMUNICATION SERVICES - 0.2%
       NII Holdings, Inc.
        2.750%, due 08/15/25(d).............. $    200,000    $     174,250
        2.750%, due 08/15/25 (144A)(b).......       25,000           21,781
       SBA Communications Corp.
         1.875%, due 05/01/13 (144A)(b)......      100,000           58,250
                                                              -------------
                                                                    254,281
                                                              -------------
       Total Convertible Bonds
       (Cost $7,479,197)                                          4,535,109
                                                              -------------

       COMMON STOCKS - 51.5%
       AEROSPACE & DEFENSE - 1.4%
       Boeing Co. (The)......................        3,953          168,675
       General Dynamics Corp.................        6,376          367,194
       Goodrich Corp.........................        3,600          133,272
       Honeywell International, Inc..........        4,910          161,195
       Lockheed Martin Corp..................        6,150          517,092
       Raytheon Co...........................        9,112          465,076
       United Technologies Corp..............        6,433          344,809
                                                              -------------
                                                                  2,157,313
                                                              -------------
       AIR FREIGHT & LOGISTICS - 0.1%
       United Parcel Service, Inc. - Class B.        3,420          188,647
                                                              -------------
       AIRLINES - 0.2%
       AMR Corp.*............................       14,400          153,648
       Delta Air Lines, Inc.*................       15,400          176,484
                                                              -------------
                                                                    330,132
                                                              -------------
       BEVERAGES - 0.7%
       Coca-Cola Co..........................       15,165          686,520
       PepsiCo, Inc..........................        7,882          431,697
                                                              -------------
                                                                  1,118,217
                                                              -------------
       BIOTECHNOLOGY - 1.4%
       Amgen, Inc.*..........................       13,922          803,995
       Biogen Idec, Inc.*....................        6,000          285,780
       Cephalon, Inc.*(d)....................        7,430          572,407
       Genentech, Inc.*......................        1,900          157,529
       Gilead Sciences, Inc.*(d).............        7,254          370,970
                                                              -------------
                                                                  2,190,681
                                                              -------------
       CAPITAL MARKETS - 0.4%
       Bank of New York Mellon Corp..........        7,786          220,577
       Goldman Sachs Group, Inc. (The).......        2,643          223,043
       Morgan Stanley........................        9,069          145,467
                                                              -------------
                                                                    589,087
                                                              -------------
       CHEMICALS - 0.8%
       CF Industries Holdings, Inc...........          400           19,664
       E.I. du Pont de Nemours & Co..........        5,723          144,792
       Monsanto Co...........................        6,860          482,601
       Potash Corp. of Saskatchewan, Inc.....        6,710          491,306
       Terra Industries, Inc.................        7,000          116,690
                                                              -------------
                                                                  1,255,053
                                                              -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
        Republic Services, Inc................      16,411 $     406,829
        Stericycle, Inc.*(d)..................       4,850       252,588
                                                           -------------
                                                                 659,417
                                                           -------------
        COMMERCIAL BANKS - 0.7%
        Bank of Hawaii Corp...................       4,700       212,299
        U.S. Bancorp(d).......................       8,526       213,235
        Wells Fargo & Co......................      21,570       635,884
                                                           -------------
                                                               1,061,418
                                                           -------------
        COMMUNICATIONS EQUIPMENT - 0.9%
        Cisco Systems, Inc.*..................      60,202       981,292
        Corning, Inc.(d)......................       5,000        47,650
        Powerwave Technologies, Inc.*(d)......      16,000         8,000
        QUALCOMM, Inc.........................      11,125       398,609
                                                           -------------
                                                               1,435,551
                                                           -------------
        COMPUTERS & PERIPHERALS - 2.6%
        Apple, Inc.*(d).......................       8,843       754,750
        Dell, Inc.*(d)........................      27,328       279,839
        Hewlett-Packard Co....................      38,609     1,401,120
        International Business Machines Corp..      15,917     1,339,575
        Seagate Technology(d).................      34,900       154,607
                                                           -------------
                                                               3,929,891
                                                           -------------
        CONSTRUCTION & ENGINEERING - 0.2%
        Fluor Corp............................       4,300       192,941
        KBR, Inc.(d)..........................       6,200        94,240
                                                           -------------
                                                                 287,181
                                                           -------------
        CONSUMER FINANCE - 0.1%
        American Express Co...................       5,807       107,720
                                                           -------------
        DISTRIBUTORS - 0.1%
        Genuine Parts Co......................       4,700       177,942
                                                           -------------
        DIVERSIFIED CONSUMER SERVICES - 0.7%
        Apollo Group, Inc. - Class A*(d)......       7,200       551,664
        ITT Educational Services, Inc.*(d)....       1,600       151,968
        Strayer Education, Inc.(d)............       1,900       407,379
                                                           -------------
                                                               1,111,011
                                                           -------------
        DIVERSIFIED FINANCIAL SERVICES - 1.4%
        Bank of America Corp..................      32,341       455,361
        Citigroup, Inc........................      25,467       170,884
        JPMorgan Chase & Co...................      41,246     1,300,486
        NASDAQ OMX Group, Inc. (The)*.........       9,112       225,158
                                                           -------------
                                                               2,151,889
                                                           -------------
        DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
        AT&T, Inc.............................      48,996     1,396,386
        Embarq Corp.(d).......................       8,130       292,355
        Level 3 Communications, Inc.*(d)......      28,000        19,600
        Verizon Communications, Inc...........      37,546     1,272,809
        Windstream Corp.(d)...................      78,030       717,876
                                                           -------------
                                                               3,699,026
                                                           -------------

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        ELECTRIC UTILITIES - 1.4%
        American Electric Power Co., Inc.(d)..       4,700 $     156,416
        Duke Energy Corp......................      15,600       234,156
        Edison International..................      14,870       477,624
        Entergy Corp.(d)......................       5,850       486,311
        Exelon Corp...........................       3,288       182,846
        FirstEnergy Corp......................       7,150       347,347
        FPL Group, Inc........................       5,100       256,683
        Hawaiian Electric Industries, Inc.(d).         850        18,819
                                                           -------------
                                                               2,160,202
                                                           -------------
        ELECTRICAL EQUIPMENT - 0.1%
        Emerson Electric Co...................       5,400       197,694
        Rockwell Automation, Inc..............         700        22,568
                                                           -------------
                                                                 220,262
                                                           -------------
        ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
        Agilent Technologies, Inc.*...........      20,400       318,852
                                                           -------------
        ENERGY EQUIPMENT & SERVICES - 0.6%
        Cameron International Corp.*..........       7,000       143,500
        Diamond Offshore Drilling, Inc.(d)....       4,000       235,760
        ENSCO International, Inc.(d)..........       5,200       147,628
        Nabors Industries, Ltd.*(d)...........       4,400        52,668
        Pride International, Inc.*(d).........       3,500        55,930
        Schlumberger, Ltd.....................       6,010       254,403
                                                           -------------
                                                                 889,889
                                                           -------------
        FOOD & STAPLES RETAILING - 2.6%
        BJ's Wholesale Club, Inc.*(d).........       8,620       295,321
        Burger King Holdings, Inc.(d).........      11,600       277,008
        Costco Wholesale Corp.................       2,222       116,655
        CVS Caremark Corp.....................      11,900       342,006
        Kroger Co. (The)......................      16,300       430,483
        Safeway, Inc..........................       3,510        83,433
        Wal-Mart Stores, Inc..................      41,760     2,341,066
        Walgreen Co...........................       4,896       120,784
                                                           -------------
                                                               4,006,756
                                                           -------------
        FOOD PRODUCTS - 1.2%
        Archer-Daniels-Midland Co.............      12,700       366,141
        Hershey Co. (The)(d)..................      11,200       389,088
        J.M. Smucker Co. (The)(d).............       7,650       331,704
        Kraft Foods, Inc. - Class A(d)........      14,400       386,640
        Ralcorp Holdings, Inc.*...............       4,100       239,440
        Sara Lee Corp.........................      14,400       140,976
                                                           -------------
                                                               1,853,989
                                                           -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
        Baxter International, Inc.............       7,800       418,002
        Becton, Dickinson & Co................       4,290       293,393
        Covidien, Ltd.........................       6,600       239,184
        Edwards Lifesciences Corp.*(d)........       5,320       292,334
        Medtronic, Inc........................       5,545       174,224

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


         -------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                           SHARES      (NOTE 2)
         -------------------------------------------------------------

         HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
         STERIS Corp........................      13,200 $     315,348
         Varian Medical Systems, Inc.*(d)...       7,100       248,784
                                                         -------------
                                                             1,981,269
                                                         -------------
         HEALTH CARE PROVIDERS & SERVICES - 0.9%
         AmerisourceBergen Corp.............       1,100        39,226
         CIGNA Corp.........................      18,100       304,985
         Express Scripts, Inc.*.............       7,850       431,593
         Humana, Inc.*......................       7,363       274,492
         Medco Health Solutions, Inc.*......       1,500        62,865
         UnitedHealth Group, Inc............       8,358       222,323
                                                         -------------
                                                             1,335,484
                                                         -------------
         HOTELS, RESTAURANTS & LEISURE - 0.9%
         McDonald's Corp....................      14,252       886,332
         Yum! Brands, Inc...................      13,300       418,950
                                                         -------------
                                                             1,305,282
                                                         -------------
         HOUSEHOLD DURABLES - 0.1%
         Leggett & Platt, Inc.(d)...........      11,200       170,128
                                                         -------------
         HOUSEHOLD PRODUCTS - 1.5%
         Clorox Co..........................       3,250       180,570
         Colgate-Palmolive Co...............       6,500       445,510
         Procter & Gamble Co. (The).........      27,169     1,679,588
                                                         -------------
                                                             2,305,668
                                                         -------------
         INDUSTRIAL CONGLOMERATES - 0.9%
         3M Co..............................       8,500       489,090
         General Electric Co................      50,285       814,617
                                                         -------------
                                                             1,303,707
                                                         -------------
         INSURANCE - 1.2%
         ACE, Ltd...........................      11,200       592,704
         Aflac, Inc.........................       5,100       233,784
         Assurant, Inc......................       6,600       198,000
         Marsh & McLennan Cos., Inc.........       8,560       207,751
         Travelers Cos., Inc. (The).........      11,900       537,880
                                                         -------------
                                                             1,770,119
                                                         -------------
         INTERNET & CATALOG RETAIL - 0.1%
         Priceline.com, Inc.*(d)............       2,350       173,078
                                                         -------------
         INTERNET SOFTWARE & SERVICES - 0.4%
         Google, Inc. - Class A*............       1,950       599,918
                                                         -------------
         IT SERVICES - 1.2%
         Accenture, Ltd. - Class A..........      10,800       354,132
         Alliance Data Systems Corp.*.......       7,550       351,301
         Computer Sciences Corp.*(d)........       8,750       307,475
         Hewitt Associates, Inc. - Class A*.       3,900       110,682
         MasterCard, Inc. - Class A(d)......       5,060       723,226
                                                         -------------
                                                             1,846,816
                                                         -------------
         LEISURE EQUIPMENT & PRODUCTS - 0.3%
         Hasbro, Inc.(d)....................      13,300       387,961
                                                         -------------

       -----------------------------------------------------------------
       SECURITY                                               VALUE
       DESCRIPTION                               SHARES      (NOTE 2)
       -----------------------------------------------------------------

       LIFE SCIENCES TOOLS & SERVICES - 0.1%
       Life Technologies Corp.*(d)............       8,000 $     186,480
                                                           -------------
       MACHINERY - 0.3%
       Caterpillar, Inc.......................       3,800       169,746
       Joy Global, Inc.(d)....................      11,810       270,331
                                                           -------------
                                                                 440,077
                                                           -------------
       MEDIA - 0.5%
       Comcast Corp. - Class A(d).............      10,209       172,328
       Interpublic Group Cos., Inc. (The)*(d).      25,050        99,198
       Time Warner, Inc.......................      17,683       177,891
       Walt Disney Co. (The)..................      12,601       285,917
                                                           -------------
                                                                 735,334
                                                           -------------
       METALS & MINING - 0.4%
       Cliffs Natural Resources, Inc.(d)......       6,400       163,904
       Nucor Corp.(d).........................       6,000       277,200
       United States Steel Corp.(d)...........       5,300       197,160
                                                           -------------
                                                                 638,264
                                                           -------------
       MULTI-UTILITIES - 0.6%
       Dominion Resources, Inc.(d)............      10,680       382,771
       PG&E Corp.(d)..........................      11,870       459,488
       Public Service Enterprise Group, Inc...       4,800       140,016
                                                           -------------
                                                                 982,275
                                                           -------------
       MULTILINE RETAIL - 0.6%
       Big Lots, Inc.*(d).....................       6,850        99,256
       Dollar Tree, Inc.*(d)..................      10,700       447,260
       Family Dollar Stores, Inc.(d)..........       8,500       221,595
       Target Corp............................       3,979       137,395
                                                           -------------
                                                                 905,506
                                                           -------------
       OIL, GAS & CONSUMABLE FUELS - 6.4%
       Apache Corp............................       5,000       372,650
       Canadian Natural Resources, Ltd........       3,400       135,932
       Chevron Corp...........................      25,694     1,900,585
       ConocoPhillips(d)......................      19,129       990,882
       Devon Energy Corp......................       5,000       328,550
       Enbridge, Inc..........................       7,280       236,382
       EOG Resources, Inc.....................       2,200       146,476
       Exxon Mobil Corp.......................      50,855     4,059,755
       Hess Corp.(d)..........................      10,480       562,147
       Marathon Oil Corp......................       8,900       243,504
       Occidental Petroleum Corp..............      10,794       647,532
       Peabody Energy Corp....................       3,750        85,312
       Southwestern Energy Co.*(d)............       3,300        95,601
                                                           -------------
                                                               9,805,308
                                                           -------------
       PHARMACEUTICALS - 4.9%
       Abbott Laboratories....................       8,682       463,358
       Bristol-Myers Squibb Co................      31,391       729,841
       Eli Lilly & Co.........................      16,779       675,690

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                SHARES      (NOTE 2)
       ------------------------------------------------------------------

       PHARMACEUTICALS - CONTINUED
       Endo Pharmaceuticals Holdings, Inc.*(d).      28,050 $     725,934
       Johnson & Johnson.......................      20,750     1,241,473
       King Pharmaceuticals, Inc.*(d)..........      49,800       528,876
       Merck & Co., Inc.(d)....................      16,825       511,480
       Pfizer, Inc.............................      70,023     1,240,107
       Schering-Plough Corp.(d)................      25,800       439,374
       Watson Pharmaceuticals, Inc.*(d)........      24,600       653,622
       Wyeth...................................       6,856       257,169
                                                            -------------
                                                                7,466,924
                                                            -------------
       REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
       Digital Realty Trust, Inc.*.............       8,500       151,672
       Equity Residential(d)...................      10,900       325,038
       HCP, Inc................................       3,500        97,195
       Health Care REIT, Inc.(d)...............       3,700       156,140
       Mack-Cali Realty Corp.(d)...............       5,900       144,550
       Public Storage(d).......................       2,650       210,675
       Simon Property Group, Inc.*.............       2,300        98,601
                                                            -------------
                                                                1,183,871
                                                            -------------
       ROAD & RAIL - 1.0%
       Burlington Northern Santa Fe Corp.......       4,240       321,010
       CSX Corp................................      11,100       360,417
       Norfolk Southern Corp...................       4,700       221,135
       Ryder System, Inc.(d)...................       8,200       317,996
       Union Pacific Corp.(d)..................       7,800       372,840
                                                            -------------
                                                                1,593,398
                                                            -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
       Altera Corp.(d).........................      15,189       253,808
       Broadcom Corp. - Class A*...............       4,200        71,274
       Intel Corp.(d)..........................      36,707       538,124
       Texas Instruments, Inc..................       7,584       117,704
       Xilinx, Inc.(d).........................       6,300       112,266
                                                            -------------
                                                                1,093,176
                                                            -------------
       SOFTWARE - 2.6%
       McAfee, Inc.*(d)........................      12,800       442,496
       Microsoft Corp..........................     103,642     2,014,801
       Oracle Corp.*(d)........................      62,976     1,116,564
       Synopsys, Inc.*(d)......................      18,300       338,916
                                                            -------------
                                                                3,912,777
                                                            -------------
       SPECIALTY RETAIL - 1.0%
       AutoZone, Inc.*.........................       2,100       292,887
       Home Depot, Inc. (The)(d)...............      15,956       367,307
       Lowe's Cos., Inc........................      13,700       294,824
       PetSmart, Inc.(d).......................      11,259       207,729
       Ross Stores, Inc.(d)....................      11,900       353,787
       Staples, Inc.(d)........................       4,000        71,680
                                                            -------------
                                                                1,588,214
                                                            -------------

       ---------------------------------------------------------------------
       SECURITY                                                   VALUE
       DESCRIPTION                                SHARES         (NOTE 2)
       ---------------------------------------------------------------------

       TEXTILES, APPAREL & LUXURY GOODS - 0.3%
       NIKE, Inc. - Class B....................       5,175    $     263,925
       Polo Ralph Lauren Corp.(d)..............       5,200          236,132
                                                               -------------
                                                                     500,057
                                                               -------------
       THRIFTS & MORTGAGE FINANCE - 0.8%
       Capitol Federal Financial...............       5,600          255,360
       Hudson City Bancorp, Inc................      48,800          778,848
       People's United Financial, Inc..........       8,550          152,446
                                                               -------------
                                                                   1,186,654
                                                               -------------
       TOBACCO - 1.1%
       Altria Group, Inc.......................      28,497          429,165
       Lorillard, Inc..........................       3,040          171,304
       Philip Morris International, Inc........      25,905        1,127,126
                                                               -------------
                                                                   1,727,595
                                                               -------------
       Total Common Stocks
       (Cost $94,199,480)                                         79,025,466
                                                               -------------

       PREFERRED STOCKS - 0.1%
       CHEMICALS - 0.1%
       Celanese Corp.
         4.250%................................       4,500           75,825
                                                               -------------
       DIVERSIFIED FINANCIAL SERVICES - 0.0%
       Preferred Blocker, Inc. (144A)(b)*......         167           41,750
                                                               -------------
       OIL, GAS & CONSUMABLE FUELS - 0.0%
       El Paso Corp.
         4.990%................................          96           63,360
                                                               -------------
       THRIFTS & MORTGAGE FINANCE - 0.0%
       Federal Home Loan Mortgage Corp.
         8.375%................................      11,350            4,427
       Federal National Mortgage Assoc.
         8.250%(d).............................       8,050            6,681
                                                               -------------
                                                                      11,108
                                                               -------------
       Total Preferred Stocks
       (Cost $864,582)                                               192,043
                                                               -------------

       CONVERTIBLE PREFERRED STOCKS - 0.3%
       DIVERSIFIED FINANCIAL SERVICES - 0.1%
       Bank of America Corp.
         7.250%................................         200          130,000
       Citigroup, Inc.
         6.500%(d).............................       2,200           61,578
                                                               -------------
                                                                     191,578
                                                               -------------
       HOTELS, RESTAURANTS & LEISURE - 0.0%
       Six Flags, Inc. 7.250%, due 08/15/09(d).      11,500           11,500
                                                               -------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
       NRG Energy, Inc.
         4.000%(d).............................         110          125,290
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


   -------------------------------------------------------------------------
   SECURITY                                       SHARES/PAR      VALUE
   DESCRIPTION                                      AMOUNT       (NOTE 2)
   -------------------------------------------------------------------------

   MEDIA - 0.1%
   Interpublic Group Cos., Inc. (The)
     5.250% (144A)(b)...........................          247 $      82,477
                                                              -------------
   METALS & MINING - 0.0%
   Freeport McMoRan Copper & Gold, Inc.
     5.500%.....................................          120        73,800
                                                              -------------
   THRIFTS & MORTGAGE FINANCE - 0.0%
   Federal National Mortgage Assoc.
     7.000%(a)(d)...............................          400           300
                                                              -------------
   Total Convertible Preferred Stocks
   (Cost $955,910)                                                  484,945
                                                              -------------

   SHORT-TERM INVESTMENTS - 17.8%
   State Street Bank & Trust Co., Repurchase
     Agreement, dated 12/31/08 at 1% to be
     repurchased at $3,822,002 on 01/02/09
     collateralized by $3,900,000 U.S.
     Treasury Bill at 0.030% due 02/12/09
     with a value of $3,900,000................. $  3,822,000     3,822,000
   State Street Navigator Securities Lending
     Trust Prime Portfolio(i)...................   23,523,973    23,523,973
                                                              -------------
   Total Short-Term Investments
   (Cost $27,345,973)                                            27,345,973
                                                              -------------

   TOTAL INVESTMENTS - 120.1%
   (Cost $214,516,252)                                          184,374,114
                                                              -------------

   Other Assets and Liabilities (net) - (20.1)%                 (30,838,034)
                                                              -------------

   TOTAL NET ASSETS - 100.0%                                  $ 153,536,080
                                                              =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $6,718,176 of net assets.
(c) Security is in default and/or issuer is in bankruptcy.
(d) All or portion of security is on loan.
(e) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $193,300 of net assets.
(f) This security is traded on a "to-be-announced" basis.
(g) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h) Zero coupon bond - Interest rate represents current yield to maturity.
(i) Represents investment of collateral received from securities lending transactions.


                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $122,824,683              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      61,549,431               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $184,374,114              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $180,552,114
   Repurchase Agreement                                                      3,822,000
   Cash                                                                        433,007
   Cash denominated in foreign currencies (c)                                   42,348
   Receivable for investments sold                                           1,189,427
   Receivable for Trust shares sold                                             15,950
   Dividends receivable                                                        167,221
   Interest receivable                                                         901,013
                                                                          ------------
       Total assets                                                        187,123,080
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                 9,857,963
       Trust shares redeemed                                                    93,863
       Collateral for securities on loan                                    23,523,973
       Management fee (Note 3)                                                  63,173
       Administration fee                                                        1,204
       Custodian and accounting fees                                             6,647
   Accrued expenses                                                             40,177
                                                                          ------------
       Total liabilities                                                    33,587,000
                                                                          ------------
NET ASSETS                                                                $153,536,080
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $192,845,703
   Accumulated net realized loss                                           (16,081,031)
   Unrealized depreciation on investments and foreign currency             (30,147,037)
   Undistributed net investment income                                       6,918,445
                                                                          ------------
       Total                                                              $153,536,080
                                                                          ============
NET ASSETS
   Class A                                                                $153,536,080
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  13,404,454
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $      11.45
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $187,170,279
(b)Includes cash collateral for securities loaned of                        23,523,973
(c)Identified cost of foreign cash                                              47,251

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                               $  2,381,186
    Interest (2)                                                                   5,509,289
                                                                                ------------
       Total investment income                                                     7,890,475
                                                                                ------------
EXPENSES
    Management fee (Note 3)                                                        1,011,468
    Administration fees                                                               16,534
    Custodian and accounting fees                                                     63,768
    Audit and tax services                                                            36,281
    Legal                                                                             22,447
    Trustee fees and expenses                                                         24,375
    Shareholder reporting                                                             39,244
    Other                                                                              8,870
                                                                                ------------
       Total expenses                                                              1,222,987
       Less broker commission recapture                                               (2,561)
                                                                                ------------
    Net expenses                                                                   1,220,426
                                                                                ------------
    Net investment income                                                          6,670,049
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
       Investments                                                               (14,540,771)
       Foreign currency                                                              166,956
                                                                                ------------
    Net realized loss on investments and foreign currency                        (14,373,815)
                                                                                ------------
    Net change in unrealized depreciation on:
       Investments                                                               (48,740,767)
       Foreign currency                                                               (6,347)
                                                                                ------------
    Net change in unrealized depreciation on investments and foreign currency    (48,747,114)
                                                                                ------------
    Net realized and unrealized loss on investments and foreign currency         (63,120,929)
                                                                                ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                      $(56,450,880)
                                                                                ============

---------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                      $     11,606
(2)Interest income includes securities lending net income of:                        378,454

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO
                                                                          YEAR ENDED    YEAR ENDED
                                                                         DECEMBER 31,  DECEMBER 31,
                                                                             2008          2007
                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  6,670,049  $  6,712,643
   Net realized gain (loss) on investments and foreign currency           (14,373,815)   17,148,175
   Net change in unrealized depreciation on investments and foreign
       currency                                                           (48,747,114)   (7,738,897)
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (56,450,880)   16,121,921
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                               (6,875,706)   (6,361,425)
   From net realized gains
     Class A                                                              (17,399,476)  (22,361,843
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                (24,275,182)  (28,723,268
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                6,678,786     4,114,024
   Net asset value of shares issued through dividend reinvestment
     Class A                                                               24,275,182    28,723,268
   Cost of shares repurchased
     Class A                                                              (40,027,431)  (43,814,370
                                                                         ------------  ------------
   Net decrease in net assets from capital share transactions              (9,073,463)  (10,977,078)
                                                                         ------------  ------------
NET DECREASE IN NET ASSETS                                                (89,799,525)  (23,578,425)
   Net assets at beginning of period                                      243,335,605   266,914,030
                                                                         ------------  ------------
   Net assets at end of period                                           $153,536,080  $243,335,605
                                                                         ============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $  6,918,445  $  6,875,697
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                       CLASS A
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO       -------------------------------------------
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------
                                                     2008      2007     2006     2005     2004++
                                                   -------   -------  -------  ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $ 17.16   $ 18.07  $ 17.20  $16.67   $15.72
                                                   -------   -------  -------  ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................    0.47      0.45     0.42    0.36     0.37
Net Realized/Unrealized Gains (Losses) on
  Investment activities...........................   (4.40)     0.66     1.37    0.27     1.11 (a)
                                                   -------   -------  -------  ------   ------
Total from Investment Operations..................   (3.93)     1.11     1.79    0.63     1.48
                                                   -------   -------  -------  ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............   (0.50)    (0.45)   (0.39)  (0.00)+  (0.39)
Distributions from Net Realized Capital Gains.....   (1.28)    (1.57)   (0.53)  (0.10)   (0.14)
                                                   -------   -------  -------  ------   ------
Total Distributions...............................   (1.78)    (2.02)   (0.92)  (0.10)   (0.53)
                                                   -------   -------  -------  ------   ------
NET ASSET VALUE, END OF PERIOD.................... $ 11.45   $ 17.16  $ 18.07  $17.20   $16.67
                                                   =======   =======  =======  ======   ======
TOTAL RETURN                                        (25.23)%    6.34%   10.81%   3.84%    9.44%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.60 %    0.61%    0.63%   0.61%    0.60%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.60 %    0.62%    0.65%   0.61%    0.61%
Ratio of Net Investment Income to Average Net
  Assets..........................................    3.30 %    2.59%    2.40%   2.15%    2.31%
Portfolio Turnover Rate...........................   152.6 %   144.0%   171.9%   56.0%    64.0%
Net Assets, End of Period (in millions)........... $ 153.5    $243.3   $266.9  $277.0   $297.0

+  Rounds to less than $0.005 per share.
++ Audited by other auditors Independent Registered Public Accounting Firm.
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Legg Mason Partners Managed Assets Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A Shares are currently offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $14,509,023 $14,509,023

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

J. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

K. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into a separate advisory agreement with each of Batterymarch Financial Management, Inc., Western Asset Management Company, ClearBridge Advisors, LLC and Legg Mason Global Asset Allocation, LLC (each, an "Adviser"), each a subsidiary of Legg Mason, Inc., for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Advisers and has full discretion with respect to the retention or renewal of each advisory agreement. The Manager pays the Advisers a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $1,011,468          0.50%                All

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                             Maximum Expense Ratio
                                 under Expense
                               Limitation Agreement
                               ------------------
                                    Class A
                                    -------

                                      1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                          Net Decrease
             Beginning                                     in Shares     Ending
              Shares     Sales  Reinvestments Redemptions Outstanding    Shares
-            ---------- ------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008  14,177,334 480,809   1,631,398   (2,885,087)   (772,880)  13,404,454

 12/31/2007  14,770,336 238,024   1,704,645   (2,535,671)   (593,002)  14,177,334

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
          $206,815,148    $110,138,715   $228,824,901    $105,692,167

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------
             $216,088,259  $6,534,506  $(38,248,651)  $(31,714,145)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------
                $22,963,738 $23,523,973     $--     $23,523,973

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

       Ordinary Income       Long-Term Capital Gain           Total
    ----------------------   ----------------------- -----------------------
       2008          2007       2008        2007        2008        2007
    -----------   ---------- ----------- ----------- ----------- -----------
    $10,916,617   $8,328,058 $13,358,565 $20,395,210 $24,275,182 $28,723,268

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal Income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------
    $6,918,445        $--      $(31,719,045)    $(14,509,023)   $(39,309,623)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



9. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

11. OTHER MATTERS

On November 12, 2008, the Board of Trustees of the Trust, subject to shareholder approval, approved the proposed reorganization of the Portfolio into the BlackRock Diversified Portfolio, a series of Metropolitan Series Fund, Inc. The Portfolio's shareholders are scheduled to vote on the proposed reorganization at a meeting to be held on or about February 27, 2009. If approved by the Portfolio's shareholders, the reorganization will occur on or about May 1, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Legg Mason Partners Managed Assets Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors whose report, dated February 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Partners Managed Assets Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 25, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                     Number of
                                                                                                     Portfolios
                                                                                                      in Fund
                             Position(s)  Term of Office                                              Complex
                             Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address        the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------        -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)     Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life            Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company            Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the Americas                               2002 to March 2006, Assistant Vice
New York, NY 10036                                        President; from November 2005 to August
                                                          2006, Interim Chief Compliance Officer,
                                                          Met Investors Series Trust; since April
                                                          2007, Chief Compliance Officer,
                                                          Metropolitan Series Fund, Inc.; from
                                                          August 2006 to April 2007, Interim Chief
                                                          Compliance Officer, Metropolitan Series
                                                          Fund, Inc.; since August 2006, Chief
                                                          Compliance Officer, Met Investors
                                                          Advisory, LLC and MetLife Advisers, LLC;
                                                          since November 2006, Chief Compliance
                                                          Officer, MetLife Investment Advisors
                                                          Company, LLC.




                             Other Directorships
Name, Age and Address         Held by Trustee
---------------------        -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)            N/A
Metropolitan Life
Insurance Company
1095 Avenue of the Americas
New York, NY 10036












--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Legg Mason Partners Managed Assets Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Legg Mason Partners Managed Assets Portfolio's performance, the Board considered that the Portfolio underperformed the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio outperformed its benchmark, the S&P 500 Index, for the one- and three-year periods and underperformed for the five-year period ended the same date. The Board took into account management's discussion of the Portfolio's performance and that management was proposing that the Portfolio be merged into the BlackRock Diversified Portfolio, a series of Metropolitan Series Fund, Inc. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Legg Mason Partners Managed Assets Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above the median of the Expense Group and below the median of the Expense Universe and the Sub-advised

Expense Universe. The Board took into account management's discussion of the Portfolio's expenses. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Legg Mason Partners Managed Assets Portfolio, the Board noted that the Portfolio's management fee does not contain breakpoints; however, the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board concluded that the management fee structure for the Portfolio was reasonable and appropriate.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                                DECEMBER 31, 2008
             MET INVESTORS SERIES TRUST
             LEGG MASON VALUE EQUITY PORTFOLIO


             ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY LEGG MASON CAPITAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (54.43)%, (54.61)% and (54.57)% for Class A, B and E Shares, respectively, versus (37.00)% for its benchmark, the S&P 500(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

Investors saw a historically terrible year in 2008. Exceptions were few and far between, as according to the Wall Street Journal, only one mutual fund in 1,700 ended the year above water. Asset classes around the world from Chinese equities to Spanish real estate saw sharp declines as troubles in the U.S. housing market spread, compounded by policy errors, culminating in a global recession. There was significant upheaval in the U.S. equity markets, particularly among financials, as erstwhile giants Bear Stearns and Lehman Brothers perished, government sponsored entities Fannie Mae and Freddie Mac were put into conservatorship by the government, and global insurance firm AIG required billions in government loans to survive. The year ended on a slight positive with a modest rebound in stock prices in late November and December amid constructive policy developments and excitement about the new presidential administration, but losses were severe on the year.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio was not immune from the turmoil, underperforming its benchmark S&P 500 Index. Losses in the financial sector were a primary culprit, with principal detractors for the year including Citigroup, AIG, Freddie Mac, and Merrill Lynch. Each of these companies suffered multi-billion dollar write-downs from mortgage-backed securities or credit default swaps and ended up forced to accept government loans or are in the process of being taken over. The global reach of utility firm AES proved to be a detriment, as concern about leverage and the sharp slowdown in emerging markets took a big cut out of the company's stock price. With turnaround stories Eastman Kodak and Sears Holdings yet to deliver results, investors punished both companies harshly. On the upside, Amgen gained nicely as sales trends for several of its drugs improved and encouraging test data was released for a potential blockbuster drug.

MARY CHRIS GAY
Portfolio Manager, Senior Vice President
LEGG MASON CAPITAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               UnitedHealth Group, Inc.                 6.79%
               -------------------------------------------------
               AES Corp.                                6.65%
               -------------------------------------------------
               Aetna, Inc.                              5.77%
               -------------------------------------------------
               eBay, Inc.                               4.01%
               -------------------------------------------------
               Amazon.com, Inc.                         3.84%
               -------------------------------------------------
               Time Warner, Inc.                        3.68%
               -------------------------------------------------
               CA, Inc.                                 3.60%
               -------------------------------------------------
               Amgen, Inc.                              3.57%
               -------------------------------------------------
               General Electric Co.                     3.40%
               -------------------------------------------------
               International Business Machines Corp.    3.34%
               -------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

               [CHART]

Basic Materials                  1.2%
Communications                  23.1%
Cyclical                         4.6%
Non-Cyclical                    19.5%
Energy                           1.3%
Financials                      17.2%
Industrials                      8.4%
Technology                      17.5%
Utilities                        7.2%


--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY LEGG MASON CAPITAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                 LEGG MASON VALUE EQUITY PORTFOLIO MANAGED BY
          LEGG MASON CAPITAL MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                                              Legg Mason Value Equity
               S&P 500/R/ Index/1/        Portfolio-Class A, Class B, Class E
               -------------------        -----------------------------------
 11/1/2005          $10,000                            $10,000
12/31/2005           10,382                             10,650
12/31/2006           12,023                             11,351
12/31/2007           12,683                             10,680
12/31/2008            7,990                              4,848




    ---------------------------------------------------------
                              Average Annual Return/2/
                             (for the period ended 12/31/08)
    ---------------------------------------------------------
                                                   Since
                             1 Year    3 Year   Inception/3/
    ---------------------------------------------------------
    Legg Mason Value Equity
    Portfolio--Class A       -54.43%   -22.86%    -20.23%
--        Class B            -54.61%   -23.08%    -20.44%
          Class E            -54.57%        --    -25.18%
    ---------------------------------------------------------
- - S&P 500(R) Index/1/      -37.00%    -8.36%     -6.84%
    ---------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A and E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 11/1/05. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 10/31/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
LEGG MASON VALUE EQUITY PORTFOLIO            ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  630.50        $2.54
  Hypothetical (5% return before expenses)      1,000.00      1,022.02         3.15
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  628.60        $3.60
  Hypothetical (5% return before expenses)      1,000.00      1,020.71         4.47
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  629.10        $3.15
  Hypothetical (5% return before expenses)      1,000.00      1,021.27         3.91
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62%, 0.88%, and 0.77% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMMON STOCKS - 93.9%
   AEROSPACE & DEFENSE - 0.5%
   Boeing Co. (The)..................................    98,800 $   4,215,796
                                                                -------------
   BEVERAGES - 0.1%
   PepsiCo, Inc......................................    18,300     1,002,291
                                                                -------------
   BIOTECHNOLOGY - 3.6%
   Amgen, Inc.*......................................   488,500    28,210,875
                                                                -------------
   CAPITAL MARKETS - 6.1%
   Goldman Sachs Group, Inc. (The)...................    98,700     8,329,293
   Merrill Lynch & Co., Inc.......................... 1,630,900    18,983,676
   State Street Corp.................................   534,400    21,017,952
                                                                -------------
                                                                   48,330,921
                                                                -------------
   COMMUNICATIONS EQUIPMENT - 3.1%
   Cisco Systems, Inc.*.............................. 1,490,500    24,295,150
                                                                -------------
   COMPUTERS & PERIPHERALS - 7.4%
   EMC Corp.*........................................   681,900     7,139,493
   Hewlett-Packard Co................................   675,700    24,521,153
   International Business Machines Corp..............   313,300    26,367,328
                                                                -------------
                                                                   58,027,974
                                                                -------------
   CONSUMER FINANCE - 1.4%
   American Express Co...............................   241,400     4,477,970
   Capital One Financial Corp.(a)....................   195,586     6,237,237
                                                                -------------
                                                                   10,715,207
                                                                -------------
   DIVERSIFIED FINANCIAL SERVICES - 7.4%
   Bank of America Corp..............................   369,368     5,200,702
   Citigroup, Inc.................................... 2,830,200    18,990,642
   CME Group, Inc....................................     9,200     1,914,612
   JPMorgan Chase & Co...............................   462,406    14,579,661
   NYSE Euronext.....................................   657,900    18,013,302
                                                                -------------
                                                                   58,698,919
                                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
   AT&T, Inc.........................................   276,300     7,874,550
                                                                -------------
   ELECTRIC UTILITIES - 0.1%
   Exelon Corp.......................................    18,200     1,012,102
                                                                -------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0%
   Agilent Technologies, Inc.*.......................    18,100       282,903
                                                                -------------
   HEALTH CARE PROVIDERS & SERVICES - 12.6%
   Aetna, Inc........................................ 1,601,400    45,639,900
   UnitedHealth Group, Inc........................... 2,019,207    53,710,906
                                                                -------------
                                                                   99,350,806
                                                                -------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.7%
   AES Corp.*........................................ 6,380,100    52,572,024
                                                                -------------
   INDUSTRIAL CONGLOMERATES - 4.0%
   3M Co.............................................    86,400     4,971,456
   General Electric Co............................... 1,657,999    26,859,584
                                                                -------------
                                                                   31,831,040
                                                                -------------

   -----------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -----------------------------------------------------------------------------

   INSURANCE - 1.2%
   Allstate Corp. (The)..............................   274,900 $   9,005,724
   Prudential Financial, Inc.........................    18,400       556,784
                                                                -------------
                                                                    9,562,508
                                                                -------------
   INTERNET & CATALOG RETAIL - 3.8%
   Amazon.com, Inc.*(a)..............................   591,439    30,328,992
                                                                -------------
   INTERNET SOFTWARE & SERVICES - 10.1%
   eBay, Inc.*....................................... 2,273,300    31,735,268
   Google, Inc. - Class A*...........................    74,000    22,766,100
   Yahoo!, Inc.*(a).................................. 2,096,200    25,573,640
                                                                -------------
                                                                   80,075,008
                                                                -------------
   LEISURE EQUIPMENT & PRODUCTS - 2.8%
   Eastman Kodak Co.(a).............................. 3,338,405    21,966,705
                                                                -------------
   MACHINERY - 0.5%
   Deere & Co........................................   107,600     4,123,232
                                                                -------------
   MEDIA - 3.7%
   Time Warner, Inc.................................. 2,890,600    29,079,436
                                                                -------------
   METALS & MINING - 1.2%
   Nucor Corp........................................   198,600     9,175,320
                                                                -------------
   MULTILINE RETAIL - 4.3%
   J.C. Penney Co., Inc..............................   595,273    11,726,878
   Sears Holdings Corp.*(a)..........................   569,500    22,136,465
                                                                -------------
                                                                   33,863,343
                                                                -------------
   OIL, GAS & CONSUMABLE FUELS - 1.2%
   Chesapeake Energy Corp.(a)........................   108,000     1,746,360
   ConocoPhillips....................................   154,100     7,982,380
                                                                -------------
                                                                    9,728,740
                                                                -------------
   PERSONAL PRODUCTS - 1.0%
   Avon Products, Inc................................   327,300     7,865,019
                                                                -------------
   PHARMACEUTICALS - 1.0%
   Merck & Co., Inc.(a)..............................   266,900     8,113,760
                                                                -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
   Texas Instruments, Inc............................ 1,277,828    19,831,891
                                                                -------------
   SOFTWARE - 6.6%
   CA, Inc........................................... 1,536,750    28,475,977
   Electronic Arts, Inc.*............................   795,100    12,753,404
   Microsoft Corp....................................   543,400    10,563,696
                                                                -------------
                                                                   51,793,077
                                                                -------------
   Total Common Stocks
   (Cost $1,286,197,661)                                          741,927,589
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                        PAR         VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS - 16.7%
  State Street Bank & Trust Co., Repurchase
    Agreement dated 12/31/08 at 0.010% to be
    repurchased at $72,626,040 on 01/02/09
    collateralized by $74,080,000 U.S. Treasury
    Bill at 0.010% due 02/19/09 with a value of
    $74,080,000..................................... $72,626,000 $ 72,626,000
  State Street Navigator Securities Lending Trust
    Prime Portfolio(b)..............................  59,471,276   59,471,276
                                                                 ------------
  Total Short-Term Investments (Cost $132,097,276)                132,097,276
                                                                 ------------

  TOTAL INVESTMENTS - 110.6% (Cost $1,418,294,937)                874,024,865
                                                                 ------------

  Other Assets and Liabilities (net) - (10.6)%                    (83,558,741)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $790,466,124
                                                                 ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                          $801,398,865          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      72,626,000           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0           0               0
----------------------------------------------------------------------------------------
TOTAL                                           $874,024,865          $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

LEGG MASON VALUE EQUITY PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $  801,398,865
    Repurchase Agreement                                                                          72,626,000
    Cash                                                                                                 344
    Receivable for investments sold                                                                5,549,261
    Receivable for Trust shares sold                                                                 849,981
    Dividends receivable                                                                             937,207
    Interest receivable                                                                                   20
                                                                                              --------------
       Total assets                                                                              881,361,678
                                                                                              --------------
LIABILITIES
    Payables for:
       Investments purchased                                                                      30,851,396
       Trust shares redeemed                                                                          47,806
       Distribution and services fees--Class B                                                        15,543
       Distribution and services fees--Class E                                                         1,076
       Collateral for securities on loan                                                          59,471,276
       Management fee (Note 3)                                                                       407,995
       Administration fee                                                                              5,442
       Custodian and accounting fees                                                                  34,535
       Deferred trustee fees                                                                           4,400
    Accrued expenses                                                                                  56,085
                                                                                              --------------
       Total liabilities                                                                          90,895,554
                                                                                              --------------
NET ASSETS                                                                                    $  790,466,124
                                                                                              ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $1,808,775,022
    Accumulated net realized loss                                                               (491,889,550)
    Unrealized depreciation on investments                                                      (544,270,072)
    Undistributed net investment income                                                           17,850,724
                                                                                              --------------
       Total                                                                                  $  790,466,124
                                                                                              ==============
NET ASSETS
    Class A                                                                                   $  703,861,990
                                                                                              ==============
    Class B                                                                                       77,347,303
                                                                                              ==============
    Class E                                                                                        9,256,831
                                                                                              ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                      153,446,065
                                                                                              ==============
    Class B                                                                                       16,919,109
                                                                                              ==============
    Class E                                                                                        2,020,343
                                                                                              ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $         4.59
                                                                                              ==============
    Class B                                                                                             4.57
                                                                                              ==============
    Class E                                                                                             4.58
                                                                                              ==============

-------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $1,286,197,661
(b)Includes cash collateral for securities loaned of                                              59,471,276

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LEGG MASON VALUE EQUITY PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $  20,130,441
   Interest (1)                                                               5,904,301
                                                                          -------------
       Total investment income                                               26,034,742
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    7,593,063
   Administration fees                                                           80,093
   Custodian and accounting fees                                                 72,702
   Distribution and services fees--Class B                                      248,995
   Distribution and services fees--Class E                                       21,377
   Audit and tax services                                                        31,976
   Legal                                                                         19,420
   Trustee fees and expenses                                                     14,985
   Shareholder reporting                                                        165,090
   Other                                                                         15,221
                                                                          -------------
       Total expenses                                                         8,262,922
       Less management fee waiver                                               (78,253)
       Less broker commission recapture                                        (292,185)
                                                                          -------------
   Net expenses                                                               7,892,484
                                                                          -------------
   Net investment income                                                     18,142,258
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                         (488,884,491)
       Futures contracts                                                        688,982
       Foreign currency                                                             735
                                                                          -------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                            (488,194,774)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (451,981,833)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (451,981,833)
                                                                          -------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (940,176,607)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(922,034,349)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:             $   5,345,617

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LEGG MASON VALUE EQUITY PORTFOLIO
                                                                                       YEAR ENDED      YEAR ENDED
                                                                                      DECEMBER 31,    DECEMBER 31,
                                                                                          2008            2007
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                            $   18,142,258  $    3,839,569
    Net realized gain (loss) on investments, future contracts and foreign currency     (488,194,774)     67,686,981
    Net change in unrealized depreciation on investments                               (451,981,833)   (184,041,658)
                                                                                     --------------  --------------
    Net decrease in net assets resulting from operations                               (922,034,349)   (112,515,108)
                                                                                     --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                             (3,645,413)        (35,618)
     Class B                                                                                (17,277)         (3,741)
     Class E                                                                                (13,296)           (777)
    From net realized gains
     Class A                                                                            (49,689,956)     (1,203,539)
     Class B                                                                             (4,228,978)       (126,501)
     Class E                                                                               (650,974)        (26,276)
                                                                                     --------------  --------------
    Net decrease in net assets resulting from distributions                             (58,245,894)     (1,396,452)
                                                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                            398,796,599     699,840,581
     Class B                                                                             58,866,993      48,486,805
     Class E                                                                              2,798,574       1,912,680
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                             53,335,369       1,239,157
     Class B                                                                              4,246,255         130,242
     Class E                                                                                664,270          27,053
    Cost of shares repurchased
     Class A                                                                           (263,754,166)   (165,506,219)
     Class B                                                                            (26,100,509)    (33,054,498)
     Class E                                                                             (3,306,155)     (4,128,476)
                                                                                     --------------  --------------
    Net increase in net assets from capital share transactions                          225,547,230     548,947,325
                                                                                     --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (754,733,013)    435,035,765
    Net assets at beginning of Period                                                 1,545,199,137   1,110,163,372
                                                                                     --------------  --------------
    Net assets at end of Period                                                      $  790,466,124  $1,545,199,137
                                                                                     ==============  ==============
    Net assets at end of period includes undistributed net investment income         $   17,850,724  $    3,675,917
                                                                                     ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                        CLASS A
LEGG MASON VALUE EQUITY PORTFOLIO                                      ---------------------------------------
                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                       ---------------------------------------
                                                                         2008       2007       2006      2005(B)
                                                                       -------   --------   ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $ 10.50   $  11.15   $10.65      $10.00
                                                                       -------   --------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..............................................    0.11       0.03     0.03        0.00+
Net Realized/Unrealized Gain (Loss) on Investments....................   (5.65)     (0.67)    0.70        0.65
                                                                       -------   --------   ------      ------
Total from Investment Operations......................................   (5.54)     (0.64)    0.73        0.65
                                                                       -------   --------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................   (0.03)     (0.00)+  (0.02)         --
Distributions from Net Realized Capital Gains.........................   (0.34)     (0.01)   (0.21)         --
                                                                       -------   --------   ------      ------
Total Distributions...................................................   (0.37)     (0.01)   (0.23)         --
                                                                       -------   --------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................ $  4.59   $  10.50   $11.15      $10.65
                                                                       =======   ========   ======      ======
TOTAL RETURN                                                            (54.43)%    (5.72)%   6.83%       6.50%
Ratio of Expenses to Average Net Assets After Reimbursement...........    0.64 %     0.66 %   0.72%       0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................    0.67 %     0.67 %   0.74%(c)    8.27%*
Ratio of Net Investment Income to Average Net Assets..................    1.53 %     0.30 %   0.26%       0.08%*
Portfolio Turnover Rate...............................................    47.4 %     27.5 %   38.7%        9.1%
Net Assets, End of Period (in millions)............................... $ 703.9   $1,403.6   $972.7      $  3.2

                                                                                        CLASS B
                                                                       ---------------------------------------
                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                       ---------------------------------------
                                                                         2008       2007       2006      2005(B)
                                                                       -------   --------   ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $ 10.47   $  11.14   $10.65      $10.00
                                                                       -------   --------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a).......................................    0.09       0.00+   (0.01)      (0.01)
Net Realized/Unrealized Gain (Loss) on Investments....................   (5.65)     (0.66)    0.71        0.66
                                                                       -------   --------   ------      ------
Total from Investment Operations......................................   (5.56)     (0.66)    0.70        0.65
                                                                       -------   --------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................   (0.00)+    (0.00)+     --          --
Distributions from Net Realized Capital Gains.........................   (0.34)     (0.01)   (0.21)         --
                                                                       -------   --------   ------      ------
Total Distributions...................................................   (0.34)     (0.01)   (0.21)         --
                                                                       -------   --------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................ $  4.57   $  10.47   $11.14      $10.65
                                                                       =======   ========   ======      ======
TOTAL RETURN                                                            (54.61)%    (5.91)%   6.58 %      6.50 %
Ratio of Expenses to Average Net Assets After Reimbursement...........    0.89 %     0.91 %   1.05 %      1.05 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates.............................................................    0.92 %     0.92 %   1.06 %(c)   4.54 %*
Ratio of Net Investment Income (Loss) to Average Net Assets...........    1.31 %     0.03 %  (0.09)%     (0.36)%*
Portfolio Turnover Rate...............................................    47.4 %     27.5 %   38.7 %       9.1 %
Net Assets, End of Period (in millions)............................... $  77.3   $  121.1   $113.5      $  4.9

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2005.
(c) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                      CLASS E
LEGG MASON VALUE EQUITY PORTFOLIO                                          ------------------------------
                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                           ------------------------------
                                                                             2008        2007     2006(B)
                                                                           -------     ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...................................... $ 10.49     $11.15   $10.55
                                                                           -------     ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..................................................    0.10       0.01     0.01
Net Realized/Unrealized Gain (Loss) on Investments........................   (5.66)     (0.66)    0.81
                                                                           -------     ------   ------
Total from Investment Operations..........................................   (5.56)     (0.65)    0.82
                                                                           -------     ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................   (0.01)     (0.00)+  (0.01)
Distributions from Net Realized Capital Gains.............................   (0.34)     (0.01)   (0.21)
                                                                           -------     ------   ------
Total Distributions.......................................................   (0.35)     (0.01)   (0.22)
                                                                           -------     ------   ------
NET ASSET VALUE, END OF PERIOD............................................ $  4.58     $10.49   $11.15
                                                                           =======     ======   ======
TOTAL RETURN                                                                (54.57)%    (5.81)%   7.74%
Ratio of Expenses to Average Net Assets...................................    0.79 %     0.80 %   0.86%*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates.    0.82 %     0.82 %   0.87%(c)*
Ratio of Net Investment Income to Average Net Assets......................    1.38 %     0.13 %   0.12%*
Portfolio Turnover Rate...................................................    47.4 %     27.5 %   38.7%
Net Assets, End of Period (in millions)................................... $   9.3     $ 20.6   $ 24.0

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Legg Mason Value Equity Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $415,887,597 $415,887,597

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

H. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

K. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Legg Mason Capital Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $7,593,063          0.65%        First $200 Million

                                  0.63%        Over $200 Million

Effective September 1, 2008, the Manager has agreed to voluntarily waive a portion of the management fee it charges to the Portfolio, provided the Portfolio's average daily net assets are equal to or greater than $1 billion, such that the management fee charged on all of the Portfolio's average daily net assets is 0.57%. This voluntary fee waiver only applies if the Portfolio's average daily net assets are equal to or greater than $1 billion.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             0.80%              1.05%              0.95%

The amount waived for the period ended December 31, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                               Net Increase
                                                                (Decrease)
              Beginning                                         in Shares     Ending
               Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ---------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008  133,645,043 52,402,168     6,187,398 (38,788,544)  19,801,022  153,446,065
 12/31/2007   87,202,671 61,704,592       108,889 (15,371,109)  46,442,372  133,645,043

 Class B

 12/31/2008   11,566,558  8,484,296       493,177  (3,624,922)   5,352,551   16,919,109
 12/31/2007   10,182,546  4,314,105        11,465  (2,941,558)   1,384,012   11,566,558

 Class E

 12/31/2008    1,960,729    429,195        77,061    (446,642)      59,614    2,020,343
 12/31/2007    2,153,830    170,402         2,379    (365,882)    (193,101)   1,960,729

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

5. INVESTMENT TRANSACTIONS


Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $718,151,000        $--        $545,917,250

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,494,296,890  $8,902,280  $(629,174,305) $(620,272,025)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $58,067,796 $59,471,276     $--     $59,471,276

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

          Ordinary Income    Long Term Capital Gain         Total
       --------------------- ---------------------- ----------------------
          2008       2007       2008        2007       2008        2007
       ---------- ---------- -----------  --------  ----------- ----------

       $3,676,001 $1,093,460 $54,569,893  $302,992  $58,245,894 $1,396,452

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

 Undistributed Undistributed      Net
   Ordinary      Long-Term     Unrealized   Loss Carryforward
    Income         Gain       Depreciation    and Deferrals        Total
 ------------- ------------- -------------  ----------------- ---------------

  $17,850,724       $--      $(620,272,025)   $(415,887,597)  $(1,018,308,898)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

9. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Legg Mason Value Equity Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Value Equity Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LEGG MASON VALUE EQUITY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Legg Mason Value Equity Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Legg Mason Value Equity Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one-year period ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the S&P 500 Index, for the same period. The Board took into account management's discussion of the Portfolio's performance, including improvement in the Portfolio's more recent short-term performance. The Board also took into account management's continued close monitoring of the Portfolio and its plans to address the Portfolio's longer term underperformance if the Portfolio's performance does not improve. The Board also took into account the relatively short period since the Portfolio commenced operations. The Board concluded that appropriate action is being taken with respect to the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Legg Mason Value Equity Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board also noted that a reduction in the Portfolio's advisory fee for assets over $1 billion was being proposed and that the Manager had indicated that it would also waive a portion of its management fees equal to this reduction in the advisory fee. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Legg Mason Value Equity Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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
                                                   DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (39.10)% and (39.26)% for Class A and B Shares, respectively, versus (40.71)% and 10.89% for its benchmarks, the MSCI World Index/SM1/ and Citigroup WGBI/2/.

EQUITY SEGMENT PERFORMANCE

The equity segment of the Portfolio returned (23.64)%, which underperformed the MSCI World Index, which returned (21.65)% for the fourth quarter. For the one-year period ending December 31, 2008, the equity segment returned (48.40)% versus (40.33)% for the MSCI World Index/SM1/.

FIXED INCOME SEGMENT PERFORMANCE

The fixed income segment of the Portfolio returned (4.57)%, which underperformed the Citigroup WGBI Index, which returned 8.81% for the fourth quarter. For the one-year period ended December 31, 2008, the fixed income segment of the Portfolio returned (14.45)% versus 10.89% for the Citigroup WGBI Index/2/.

MARKET ENVIRONMENT/CONDITIONS

2008 was clearly an "annus horribilis" for investors. In the first half of the year, we tussled with more or less typical bear market challenges. Financial institutions were dealing with the hangover of having overextended themselves in the lending bubble of preceding years, and the economy was in recession. In the second half of the year, however, conditions were anything but normal. Many, including us, were shocked at the rapid chain of events that shook the world's financial system to its core. Policymakers responded with immediate and aggressive action, recognizing the critical necessity of keeping credit flowing through the global economy. With no playbook to follow, there were stumbles along the way and some inconsistent application of policy. As the various credit markets struggled to function, with limited success, new and expanded forms of monetary policy were applied. The U.S. Treasury and Federal Reserve attempted to prop up markets via direct purchases or new loan programs, including those targeted at money markets and commercial paper. Still, investors shunned risky assets, preferring instead the relative safe haven of sovereign issues (in the U.S., government securities paid little to nothing to invest, as U.S. Treasury bill rates moved toward zero). By the end of the fourth quarter, there were some tentative signs that the damage was being contained. Short rates eased, a few new issues came to market and corporate spreads narrowed.

Signs of improving liquidity in global fixed income markets emerged in December. Specifically, LIBOR (London Interbank Offered Rates) rates continued to decline, while the Japanese yen-Euro cross moved higher versus the U.S. dollar, the Japanese yen has been unable to sustain levels below 90. Also, we saw big price gains for a number of high-quality but recently illiquid corporate and sovereign names we hold.

EQUITY PORTFOLIO REVIEW/CURRENT POSITIONING

China South Locomotive, Gilead and McDonald's were the strongest contributors to performance for the calendar year. China South Locomotive shares were up during December after the company announced that it had agreed to sell about $440 million worth of high speed trains to the Railway Ministry in Beijing. Shares of Gilead, the leader in HIV medicines, were up in the fourth quarter as in quarter three earnings were positive and expectations for the fourth quarter were for more of the same. McDonald's shares rose for the period after the company announced strong same store sales growth. The company is taking advantage of the economic slowdown as consumers contain their personal expenses and move to lower price point fast food options. JPMorgan and Standard Chartered had the most negative impact on performance for the period. JP Morgan fell as a number of banks struggled amidst concerns that the current economic climate would lead to more losses and weaker demand for financial services. Additionally, the company announced it would lay off about 10% of its investment banking staff. Shares of Standard Chartered fell in the fourth quarter amid concerns of the company's exposure to Asia and the Middle East. Investors are concerned that exposure may be detrimental as the economic slowdown spreads to these parts of the world.

We continued to focus on strong, fundamentally driven opportunities around the world with little specific regard for sector or country/region of origin. Certain positions in companies with investment thesis confirming results and positive earnings per share revision were added to while positions that showed signs of fundamental deterioration were either trimmed or eliminated. There has been no change to the underlying Portfolio strategy. In light of equity market conditions, we changed the Portfolio slightly to concentrate on our highest conviction names. With strong headwinds continuing to face the financial services sector, we narrowed our focus by reducing our exposure to the capital markets industry. Proceeds were used to add moderately to our materials sector exposure in anticipation of increased infrastructure spending in the U.S. once the new administration implements programs.

FIXED INCOME PORTFOLIO REVIEW/CURRENT POSITIONING

Security selection and the Portfolio's allocation to the corporate sector were the main drivers of underperformance for the period. A corporate overweight negatively impacted performance, as credit spreads continued to widen to historic levels primarily in October and November. Picking up where September ended, the financial crisis worsened as investors' confidence continued to erode, deleveraging and forced selling hammered corporate issuers amidst worsening liquidity as broker desks restricted capital. Many such brokerage firms filed to become bank holding companies that would be regulated by the Fed. High yield and investment grade corporates in the U.S., UK and Europe underperformed U.S. Treasurys during the period. Investment

--------
/1/ The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 21 countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI. The Index is unmanaged, includes reinvested interest and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

grade corporates in the U.S. posted an excess return of (5.63)% in the fourth quarter and (19.88)% for the calendar year, more than three times as bad as any year we have experienced over the past two decades. Investment grade corporate spreads remain at the widest level on record. The high yield market posted excess returns of (24.90)% and (38.32)% during the fourth quarter and the calendar year, respectively.

TEAM MANAGED

MARK B. BARIBEAU, CFA, a Vice President of Loomis Sayles, joined the firm in 1989. He is the Growth portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

DANIEL J. FUSS, CFA, CIC, Executive Vice President, Vice Chairman and Director of Loomis Sayles has been with the firm since 1976. He is the portfolio manager of the domestic fixed income securities sector of the Portfolio.

WARREN KOONTZ, CFA, a Vice President of Loomis Sayles, joined the firm in 1995. He is the Value portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

DAVID ROLLEY, CFA, Vice President of Loomis Sayles, has been with the firm since 1994. He is the portfolio manager of the international fixed income securities sector of the Portfolio.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition, which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                              Percent of
                       Description            Net Assets
                       ---------------------------------
                       Monsanto Co.             2.39%
                       ---------------------------------
                       Apple, Inc.              2.35%
                       ---------------------------------
                       QUALCOMM, Inc.           2.20%
                       ---------------------------------
                       Wal-Mart Stores, Inc.    2.01%
                       ---------------------------------
                       Nintendo Co., Ltd.       1.89%
                       ---------------------------------
                       Novo Nordisk A/S         1.88%
                       ---------------------------------
                       Visa, Inc.--Class A      1.82%
                       ---------------------------------
                       Amgen, Inc.              1.78%
                       ---------------------------------
                       Exxon Mobil Corp.        1.67%
                       ---------------------------------
                       Hewlett-Packard Co.      1.56%
                       ---------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Asset-Backed Securities     1.2%
Basic Materials             5.2%
Communications             14.7%
Cyclical                   10.1%
Non-Cyclical               19.3%
Diversified                 0.2%
Energy                      8.3%
Financials                 19.7%
Foreign Government          4.3%
U.S. Government             0.7%
Industrials                 6.6%
Technology                  8.5%
Utilities                   1.2%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


               LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO MANAGED BY
LOOMIS, SAYLES & COMPANY, L.P. VS. MSCI WORLD INDEX/SM1/ AND CITIGROUP WGBI/ 2/
                           Growth Based on $10,000+

                                     [CHART]

                                 Loomis Sayles Global
                  MSCI World      Markets Portfolio-
                  Index/SM1/       Class A, Class B         Citigroup WGBI/2/
                  ----------     --------------------       -----------------
  5/1/2006         $10,000              $10,000                 $10,000
12/31/2006          10,967               10,466                   9,419
12/31/2007          12,017               13,416                  10,450
12/31/2008           7,170                8,171                  11,588




    --------------------------------------------------------------
                                  Average Annual Return/3/
                                  (for the period ended 12/31/08)
    --------------------------------------------------------------
                                                   Since
                                  1 Year        Inception/4/
    --------------------------------------------------------------
    Loomis Sayles Global Markets
--  Portfolio--Class A            -39.10%          -7.29%
    Class B                       -39.26%          -7.57%
    --------------------------------------------------------------
- - MSCI World Index/SM1/         -40.71%         -12.21%
    --------------------------------------------------------------
--  Citigroup WGBI/2/              10.89%           9.71%
    --------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/2/The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 21 countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI. The Index is unmanaged, includes reinvested interest and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 4/30/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO       ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  663.30        $3.09
  Hypothetical (5% return before expenses)      1,000.00      1,021.42         3.76
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  662.40        $4.14
  Hypothetical (5% return before expenses)      1,000.00      1,020.16         5.03
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% and 0.99% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     -------------------------------------------------------------------------
     SECURITY                                      PAR           VALUE
     DESCRIPTION                                  AMOUNT        (NOTE 2)
     -------------------------------------------------------------------------

     MUNICIPAL BOND - 0.1%
     VIRGINIA - 0.1%
     Tobacco Settlement Financing Corp.
       6.706%, due 06/01/46
       (Cost - $1,399,687)................... $     1,400,000 $     765,464
                                                              -------------
     ASSET-BACKED SECURITIES - 1.2%
     Capital One Multi-Asset Execution Trust
     Series 2005-A10
       1.275%, due 09/15/15(a)...............       2,300,000     1,643,892
     Series 2006-A5
       1.255%, due 01/15/16(a)...............       7,665,000     5,881,326
     Citibank Credit Card Issuance Trust
       5.375%, due 04/10/13(i)...............         600,000       807,423
     MBNA Credit Card Master Note
       4.150%, due 04/19/10(i)...............         665,000       892,104
                                                              -------------
     Total Asset-Backed Securities
     (Cost $9,020,487)                                            9,224,745
                                                              -------------

     DOMESTIC BONDS & DEBT SECURITIES - 28.8%
     AEROSPACE & DEFENSE - 0.2%
     Embraer Overseas, Ltd.
       6.375%, due 01/24/17..................       1,470,000     1,058,400
     Finmeccanica SpA
       4.875%, due 03/24/25(i)...............         350,000       348,550
                                                              -------------
                                                                  1,406,950
                                                              -------------
     AGRICULTURE - 0.1%
     Philip Morris International, Inc.
       5.875%, due 09/04/15(i)...............         450,000       610,859
                                                              -------------
     AIRLINES - 0.3%
     Delta Air Lines, Inc.
      8.954%, due 08/10/14...................       2,052,305     1,169,813
      8.021%, due 08/10/22...................       2,032,976     1,026,653
                                                              -------------
                                                                  2,196,466
                                                              -------------
     AUTO COMPONENTS - 0.1%
     Goodyear Tire & Rubber Co.
       7.000%, due 03/15/28..................       1,228,000       620,140
                                                              -------------
     AUTOMOBILES - 0.3%
     Ford Motor Co.
      6.625%, due 10/01/28...................       5,610,000     1,262,250
      7.450%, due 07/16/31(b)................       1,400,000       399,000
     General Motors Corp.
      8.250%, due 07/15/23(b)................       3,290,000       559,300
      8.375%, due 07/15/33(b)................          75,000        13,500
      7.400%, due 09/01/25...................         215,000        36,550
                                                              -------------
                                                                  2,270,600
                                                              -------------
     BEVERAGES - 0.3%
     Anheuser-Busch Cos., Inc.
      4.950%, due 01/15/14...................       2,020,000     1,855,788
      6.450%, due 09/01/37...................         315,000       284,546

       ------------------------------------------------------------------
       SECURITY                                  PAR           VALUE
       DESCRIPTION                              AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       BEVERAGES - CONTINUED
        6.500%, due 05/01/42............... $        50,000 $      41,092
                                                            -------------
                                                                2,181,426
                                                            -------------
       BUILDING PRODUCTS - 0.2%
       Lafarge S.A.
        5.375%, due 06/26/17(i)............         350,000       339,782
        4.750%, due 03/23/20(i)............         275,000       246,735
       Owens Corning, Inc.
        6.500%, due 12/01/16...............          90,000        65,271
        7.000%, due 12/01/36...............         140,000        90,885
       USG Corp.
        6.300%, due 11/15/16...............         195,000       120,412
        9.000%, due 01/15/18...............       1,495,000       953,062
                                                            -------------
                                                                1,816,147
                                                            -------------
       CAPITAL MARKETS - 2.2%
       Goldman Sachs Group, Inc. (The)
        4.426%, due 05/23/16(i)(a).........       1,650,000     1,595,950
        6.125%, due 02/15/33...............         490,000       448,052
        6.750%, due 10/01/37...............         800,000       651,297
        6.875%, due 01/18/38(j)............         500,000       504,794
       Lehman Brothers Holdings, Inc.
        6.000%, due 05/03/32(c)............         145,000            15
        6.875%, due 07/17/37(c)............       1,955,000           195
       Morgan Stanley
        6.750%, due 04/15/11...............       3,100,000     3,051,748
        5.375%, due 11/14/13(j)............       1,110,000     1,329,153
        5.375%, due 10/15/15...............       3,900,000     3,361,734
        5.450%, due 01/09/17...............         820,000       685,552
        5.950%, due 12/28/17...............       2,805,000     2,331,928
        6.625%, due 04/01/18...............       1,515,000     1,331,290
        6.250%, due 08/09/26...............       1,200,000     1,002,951
                                                            -------------
                                                               16,294,659
                                                            -------------
       CHEMICALS - 0.2%
       Hercules, Inc. 6.500%, due 06/30/29.          10,000         6,650
       LPG International, Inc.
         7.250%, due 12/20/15(b)...........       1,465,000     1,325,825
                                                            -------------
                                                                1,332,475
                                                            -------------
       COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
       United Rentals North America, Inc.
        7.750%, due 11/15/13(b)............         410,000       266,500
        7.000%, due 02/15/14...............         590,000       362,850
                                                            -------------
                                                                  629,350
                                                            -------------
       COMMERCIAL BANKS - 2.7%
       Asian Development Bank
         2.350%, due 06/21/27(l)...........     210,000,000     2,296,089
       BNP Paribas
         4.730%, due 04/29/49(i)...........         200,000       182,402
       Canara Bank (London Branch)
         6.365%, due 11/28/21..............       1,700,000     1,134,337

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       ---------------------------------------------------------------------
       SECURITY                                  PAR           VALUE
       DESCRIPTION                              AMOUNT        (NOTE 2)
       ---------------------------------------------------------------------

       COMMERCIAL BANKS - CONTINUED
       European Investment Bank
        1.250%, due 09/20/12(l)............ $   273,000,000 $   3,009,656
        6.500%, due 08/12/14(m)............       4,265,000     1,575,577
       ICICI Bank, Ltd.
         6.375%, due 04/30/22
         (144A)(a)(d)......................       1,955,000     1,029,333
       Kreditanstalt fuer Wiederaufbau
        1.850%, due 09/20/10(l)............     353,000,000     3,975,610
        1.350%, due 01/20/14(l)............     264,000,000     2,914,822
        2.600%, due 06/20/37(l)............      84,000,000       951,570
       Lloyds TSB Bank Plc
         4.385%, due 05/29/49(i)...........         365,000       300,818
       RBS Capital Trust C
         4.243%, due 12/29/49(i)...........         325,000       198,506
       Santander Issuances S.A Unipersonal
        4.750%, due 05/29/19(a)(i).........         450,000       537,226
        4.500%, due 09/30/19(a)(i).........         300,000       340,327
       Standard Chartered Bank
         5.875%, due 09/26/17(i)...........         750,000       877,013
       Wells Fargo & Co.
         4.625%, due 11/02/35(j)...........         515,000       622,024
                                                            -------------
                                                               19,945,310
                                                            -------------
       COMMUNICATIONS EQUIPMENT - 0.1%
       Motorola, Inc.
        6.500%, due 09/01/25-11/15/28......         305,000       136,838
        6.625%, due 11/15/37...............         355,000       167,153
        5.220%, due 10/01/97...............         170,000        56,618
                                                            -------------
                                                                  360,609
                                                            -------------
       CONSTRUCTION MATERIALS - 0.0%
       Cemex Finance Europe B.V.
         4.750%, due 03/05/14(i)...........         450,000       282,611
                                                            -------------
       CONSUMER FINANCE - 1.5%
       Ford Motor Credit Co. LLC
        5.700%, due 01/15/10...............         840,000       714,019
        9.750%, due 09/15/10...............         160,000       128,044
        8.625%, due 11/01/10...............       2,070,000     1,567,642
        7.000%, due 10/01/13...............       7,160,000     4,951,570
       GMAC LLC
        7.250%, due 03/02/11 (144A)(d).....         303,000       260,395
        6.875%, due
          09/15/11-08/28/12(d).............         309,000       241,420
        6.000%, due 12/15/11 (144A)(d).....       1,167,000       944,033
        7.000%, due 02/01/12 (144A)(d).....         281,000       224,378
        6.625%, due 05/15/12 (144A)(d).....         563,000       438,172
        7.500%, due 12/31/13 (144A)(d).....         191,000       139,430
        6.750%, due 12/01/14 (144A)(d).....         675,000       431,710
        8.000%, due
          12/31/18-11/01/31(d).............       1,184,000       661,471
                                                            -------------
                                                               10,702,284
                                                            -------------

      -------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      CONTAINERS & PACKAGING - 0.1%
      OI European Group B.V.
        6.875%, due 03/31/17
        (144A)(i)(d)....................... $       100,000 $     103,559
      Owens Brockway Glass Container, Inc.
        6.750%, due 12/01/14(i)............         300,000       327,356
                                                            -------------
                                                                  430,915
                                                            -------------
      DISTRIBUTORS - 0.1%
      Marfrig Overseas, Ltd.
        9.625%, due 11/16/16 (144A)(d).....       1,380,000       821,100
                                                            -------------
      DIVERSIFIED FINANCIAL SERVICES - 3.0%
      CIT Group, Inc.
       4.250%, due 09/22/11(i).............         720,000       612,545
       3.800%, due 11/14/12(i).............         700,000       562,297
       7.625%, due 11/30/12................       3,117,000     2,633,379
       5.400%, due 03/07/13................         493,000       372,652
       4.250%, due 03/17/15................          75,000        60,808
       5.500%, due 12/20/16(j).............         200,000       159,132
       12.000%, due 12/18/18
         (144A)(d).........................       5,554,000     4,276,580
      General Electric Capital Corp.
       1.450%, due 11/10/11(l).............      35,000,000       349,602
       1.000%, due 03/21/12(l).............      60,000,000       558,390
       4.875%, due 03/04/15................       2,105,000     2,053,038
       5.625%, due 05/01/18................         420,000       423,806
       5.875%, due 01/14/38................         290,000       284,844
      Japan Finance Corp.
        1.350%, due 11/26/13(l)............     201,000,000     2,262,384
      JPMorgan Chase & Co.
        1.000%, due 09/10/12
        (144A)(k)(d).......................   9,380,000,000       356,956
      Level 3 Financing, Inc.
       9.250%, due 11/01/14................          50,000        29,250
       8.750%, due 02/15/17................          55,000        28,050
      Merrill Lynch & Co., Inc.
        10.710%, due 03/08/17(f)...........       2,900,000       993,300
      SLM Corp.
       4.000%, due 01/15/10................          10,000         9,054
       4.500%, due 07/26/10................          10,000         8,682
       5.400%, due 10/25/11................          80,000        60,551
       5.125%, due 08/27/12................          90,000        67,405
       5.375%, due 01/15/13-05/15/14.......         595,000       417,677
       5.000%, due 10/01/13-06/15/18.......       3,635,000     2,421,600
       5.050%, due 11/14/14................         790,000       526,345
       8.450%, due 06/15/18................       1,775,000     1,405,440
       5.625%, due 08/01/33................       1,340,000       814,960
                                                            -------------
                                                               21,748,727
                                                            -------------
      DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
      Alcatel-Lucent
        6.375%, due 04/07/14(i)............         345,000       333,299

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     -------------------------------------------------------------------------
     SECURITY                                      PAR           VALUE
     DESCRIPTION                                  AMOUNT        (NOTE 2)
     -------------------------------------------------------------------------

     DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
     AT&T, Inc.
       6.500%, due 09/01/37.................. $     2,205,000 $   2,382,776
     Axtel S.A.B. de C.V.
       7.625%, due 02/01/17 (144A)(d)........       1,660,000     1,132,950
     France Telecom S.A.
       3.625%, due 10/14/15 (i)..............         655,000       847,308
     GTE Corp.
       6.940%, due 04/15/28..................          55,000        51,025
     Hanarotelecom, Inc.
       7.000%, due 02/01/12 (144A)(d)........       2,300,000     1,897,500
     Koninklijke KPN N.V.
       6.500%, due 01/15/16(i)...............          50,000        68,124
     Level 3 Communications, Inc.
       3.500%, due 06/15/12..................       1,320,000       471,900
     New England Telephone and Telegraph Co.
       7.875%, due 11/15/29..................         415,000       365,628
     Qwest Capital Funding, Inc.
      6.500%, due 11/15/18...................         870,000       574,200
      7.625%, due 08/03/21...................       1,070,000       716,900
      6.875%, due 07/15/28...................         835,000       505,175
      7.750%, due 02/15/31...................       1,445,000       910,350
     Qwest Corp.
       6.875%, due 09/15/33..................         970,000       582,000
     Royal KPN N.V.
       4.750%, due 01/17/17(i)...............         550,000       682,852
     Sprint Capital Corp.
      6.900%, due 05/01/19...................       1,340,000       952,964
      6.875%, due 11/15/28...................         970,000       578,322
     Telecom Italia Capital S.A.
      4.950%, due 09/30/14...................         310,000       236,265
      6.000%, due 09/30/34...................         350,000       242,140
     Telecom Italia S.p.A.
       5.375%, due 01/29/19(i)...............         100,000       108,069
     Verizon Communications, Inc.
      6.100%, due 04/15/18...................         732,000       730,636
      5.850%, due 09/15/35...................         390,000       389,333
      6.400%, due 02/15/38...................         798,000       851,725
     Verizon Maryland, Inc.
       5.125%, due 06/15/33..................         130,000        94,926
     Verizon New York, Inc.
       7.375%, due 04/01/32..................       3,400,000     2,847,082
     Verizon Wireless Capital LLC
       8.750%, due 12/18/15..................         680,000       967,476
                                                              -------------
                                                                 19,520,925
                                                              -------------
     ELECTRIC UTILITIES - 0.7%
     Abu Dhabi National Energy Co.
      7.250%, due 08/01/18 (144A)(d).........       1,070,000       883,088
      6.500%, due 10/27/36 (144A)(d).........       1,300,000       931,141

       --------------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       --------------------------------------------------------------------

       ELECTRIC UTILITIES - CONTINUED
       Exelon Corp.
         4.900%, due 06/15/15............. $     2,750,000 $   2,257,505
       Florida Power & Light Co.
         4.950%, due 06/01/35.............         940,000       918,022
       Ohio Edison Co.
         6.875%, due 07/15/36.............         320,000       301,230
                                                           -------------
                                                               5,290,986
                                                           -------------
       ENERGY RESOURCES - 0.4%
       NGPL PipeCo LLC
         7.768%, due 12/15/37 (144A)(d)...       1,545,000     1,261,730
       Southern Natural Gas Co.
         7.350%, due 02/15/31.............         365,000       285,534
       Williams Cos., Inc.
         7.875%, due 09/01/21.............       1,945,000     1,490,588
                                                           -------------
                                                               3,037,852
                                                           -------------
       FOOD & STAPLES RETAILING - 0.3%
       Safeway, Inc.
         6.350%, due 08/15/17(b)..........       2,500,000     2,475,772
                                                           -------------
       FOOD PRODUCTS - 0.8%
       Albertson's, Inc.
         7.450%, due 08/01/29.............       5,470,000     3,254,650
       Kraft Foods, Inc.
        6.250%, due 03/20/15(i)...........         350,000       490,442
        6.500%, due 08/11/17..............       1,110,000     1,117,528
        7.000%, due 08/11/37..............         905,000       921,274
                                                           -------------
                                                               5,783,894
                                                           -------------
       GAS UTILITIES - 0.1%
       Transportadora de Gas del Sur S.A.
         7.875%, due 05/14/17 (144A)(d)...         865,000       454,125
                                                           -------------
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
       Boston Scientific Corp.
        5.450%, due 06/15/14..............          65,000        55,575
        6.400%, due 06/15/16..............         470,000       404,200
        7.000%, due 11/15/35..............         770,000       573,650
                                                           -------------
                                                               1,033,425
                                                           -------------
       HEALTH CARE PROVIDERS & SERVICES - 1.3%
       DASA Finance Corp.
         8.750%, due 05/29/18 (144A)(d)...       1,030,000       785,375
       HCA, Inc.
        6.750%, due 07/15/13..............         100,000        63,500
        6.375%, due 01/15/15..............         345,000       212,175
        7.190%, due 11/15/15..............       1,150,000       642,716
        8.360%, due 04/15/24..............       1,025,000       529,754
        7.690%, due 06/15/25..............         755,000       358,211
        7.500%, due 12/15/23-11/06/33.....       5,375,000     2,527,715
        8.750%, due 11/01/10..............         375,000       444,265
        6.300%, due 10/01/12..............       1,105,000       784,550
        6.250%, due 02/15/13..............         260,000       163,800

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

        -------------------------------------------------------------------
        SECURITY                                PAR           VALUE
        DESCRIPTION                            AMOUNT        (NOTE 2)
        -------------------------------------------------------------------

        HEALTH CARE PROVIDERS & SERVICES - CONTINUED
         5.750%, due 03/15/14............. $       195,000 $     118,950
         6.500%, due 02/15/16(b)..........       2,185,000     1,354,700
         7.580%, due 09/15/25.............         625,000       291,838
         7.050%, due 12/01/27.............          80,000        34,223
         7.750%, due 07/15/36.............       1,420,000       636,711
        Tenet Healthcare Corp.
         6.875%, due 11/15/31.............         910,000       386,750
         6.500%, due 06/01/12.............          55,000        42,075
         7.375%, due 02/01/13.............          45,000        32,288
        UnitedHealth Group, Inc.
          6.875%, due 02/15/38............         260,000       228,316
                                                           -------------
                                                               9,637,912
                                                           -------------
        HOTELS, RESTAURANTS & LEISURE - 0.1%
        Six Flags, Inc.
          9.625%, due 06/01/14(b).........       3,425,000       530,875
                                                           -------------
        HOUSEHOLD DURABLES - 0.9%
        Desarrolladora Homex S.A. de C.V.
          7.500%, due 09/28/15(b).........         985,000       714,125
        K. Hovnanian Enterprises, Inc.
         7.750%, due 05/15/13(b)..........          30,000         6,750
         6.375%, due 12/15/14.............         170,000        46,750
         8.875%, due 04/01/12.............         150,000        44,250
         6.250%, due 01/15/15-01/15/16....       1,810,000       486,050
         7.500%, due 05/15/16.............          15,000         3,825
        Lennar Corp.
         5.125%, due 10/01/10.............         160,000       130,400
         5.500%, due 09/01/14.............         195,000       123,825
         5.600%, due 05/31/15(b)..........       4,405,000     2,709,075
         6.500%, due 04/15/16.............         535,000       329,025
        Pulte Homes, Inc.
         5.200%, due 02/15/15.............          35,000        23,975
         6.375%, due 05/15/33.............       1,580,000       845,300
         6.000%, due 02/15/35.............       1,925,000       991,375
                                                           -------------
                                                               6,454,725
                                                           -------------
        INDUSTRIAL CONGLOMERATES - 0.4%
        Bombardier, Inc.
          7.250%, due 11/15/16
          (144A)(i)(d)....................         400,000       341,952
        Borden, Inc.
         8.375%, due 04/15/16.............       3,030,000       257,550
         9.200%, due 03/15/21.............       1,910,000       296,050
         7.875%, due 02/15/23.............         899,000       112,375
        Textron, Inc.
          3.875%, due 03/11/13(i).........         650,000       641,851
        Wendel
         4.875%, due 05/26/16(i)..........         750,000       560,139
         4.375%, due 08/09/17(i)..........         450,000       335,941
                                                           -------------
                                                               2,545,858
                                                           -------------

       -----------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       INSURANCE - 0.0%
       PPR
         4.000%, due 01/29/13(i).......... $       250,000 $     299,617
                                                           -------------
       MACHINERY - 0.1%
       Cummins, Inc.
         6.750%, due 02/15/27.............         509,000       382,853
                                                           -------------
       MEDIA - 1.6%
       Clear Channel Communications, Inc.
        5.750%, due 01/15/13..............         520,000        78,000
        4.900%, due 05/15/15..............          55,000         6,325
        5.500%, due 12/15/16..............       2,720,000       312,800
        6.875%, due 06/15/18..............           5,000           625
       Comcast Corp.
        5.650%, due 06/15/35..............         265,000       236,353
        6.950%, due 08/15/37..............       6,735,000     7,114,935
       News America, Inc.
         6.150%, due 03/01/37.............         305,000       285,488
       R.H. Donnelley, Inc.
         11.750%, due 05/15/15
         (144A)(d)........................         500,000       125,000
       Shaw Communications, Inc.
         6.150%, due 05/09/16(g)..........       1,720,000     1,286,900
       Time Warner Cable, Inc.
        5.850%, due 05/01/17..............         435,000       398,031
        6.750%, due 07/01/18..............         505,000       487,051
       Time Warner, Inc.
         6.500%, due 11/15/36.............          45,000        40,920
       Viacom, Inc. - Class B
         6.875%, due 04/30/36.............       2,200,000     1,743,225
                                                           -------------
                                                              12,115,653
                                                           -------------
       METALS & MINING - 0.3%
       Ranhill Labuan, Ltd.
         12.500%, due 10/26/11 (144A)(d)..       1,230,000       405,900
       United States Steel Corp.
         6.650%, due 06/01/37.............       2,080,000     1,063,579
       Vale Overseas, Ltd.
         6.875%, due 11/21/36.............       1,044,000       950,249
                                                           -------------
                                                               2,419,728
                                                           -------------
       MULTILINE RETAIL - 0.3%
       JC Penney Corp., Inc.
        5.750%, due 02/15/18..............         230,000       152,916
        6.375%, due 10/15/36..............       3,180,000     1,929,341
        7.400%, due 04/01/37..............         210,000       138,565
        7.625%, due 03/01/97..............         250,000       165,349
                                                           -------------
                                                               2,386,171
                                                           -------------
       OFFICE FURNISHING & SUPPLIES - 0.5%
       Xerox Corp.
        6.750%, due 02/01/17..............       1,240,000       901,063
        6.350%, due 05/15/18..............       3,885,000     3,043,416
                                                           -------------
                                                               3,944,479
                                                           -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     -------------------------------------------------------------------------
     SECURITY                                      PAR           VALUE
     DESCRIPTION                                  AMOUNT        (NOTE 2)
     -------------------------------------------------------------------------

     OIL & GAS EXPLORATION & PRODUCTION - 0.1%
     Valero Energy Corp.
       6.625%, due 06/15/37.................. $     1,396,000 $   1,029,455
                                                              -------------
     OIL, GAS & CONSUMABLE FUELS - 1.3%
     Anadarko Petroleum Corp.
      5.950%, due 09/15/16...................         395,000       349,426
      6.450%, due 09/15/36...................       1,412,000     1,116,944
     Chesapeake Energy Corp.
      6.250%, due 01/15/17(i)................         650,000       555,672
      6.500%, due 08/15/17...................         155,000       119,350
      6.875%, due 11/15/20...................         600,000       435,000
     Colorado Interstate Gas Co.
       6.800%, due 11/15/15..................           5,000         4,332
     El Paso Corp.
       6.950%, due 06/01/28..................           5,000         3,047
     Hilcorp Energy I LP/Hilcorp Finance Co.
       7.750%, due 11/01/15 (144A)(d)........         850,000       603,500
     Midamerican Energy Holdings Co.
       6.500%, due 09/15/37..................         595,000       582,663
     NGC Corp. Capital Trust, Series B
       8.316%, due 06/01/27..................         540,000       234,900
     Noble Group, Ltd.
       8.500%, due 05/30/13 (144A)(d)........       1,100,000       760,251
     Tennessee Gas Pipeline Co.
      7.000%, due 03/15/27...................         870,000       676,032
      7.000%, due 10/15/28(b)................       4,635,000     3,569,580
     TXU Corp.
      5.550%, due 11/15/14...................         630,000       297,504
      6.500%, due 11/15/24...................       1,620,000       581,237
      6.550%, due 11/15/34...................         120,000        41,111
                                                              -------------
                                                                  9,930,549
                                                              -------------
     PAPER & FOREST PRODUCTS - 0.7%
     Georgia-Pacific Corp.
      8.000%, due 01/15/24...................       2,300,000     1,564,000
      7.375%, due 12/01/25...................         415,000       267,675
      7.250%, due 06/01/28...................         120,000        73,800
      7.750%, due 11/15/29...................       1,995,000     1,266,825
      8.875%, due 05/15/31...................       1,960,000     1,362,200
     Sappi Papier Holding AG
       7.500%, due 06/15/32 (144A)(d)........         715,000       478,669
                                                              -------------
                                                                  5,013,169
                                                              -------------
     PHARMACEUTICALS - 0.9%
     Bristol-Myers Squibb Co.
       4.625%, due 11/15/21(i)...............         300,000       365,377
     Johnson & Johnson
       5.950%, due 08/15/37..................       5,000,000     6,127,295
                                                              -------------
                                                                  6,492,672
                                                              -------------
     REAL ESTATE - 0.1%
     Highwoods Properties, Inc.
       5.850%, due 03/15/17..................       1,190,000       737,180
                                                              -------------

     ---------------------------------------------------------------------
     SECURITY                                     PAR           VALUE
     DESCRIPTION                                 AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
     Colonial Realty LP
       6.050%, due 09/01/16................. $       175,000 $     102,109
     HKCG Finance, Ltd.
       6.250%, due 08/07/18 (144A)(d).......       1,095,000     1,148,421
     iStar Financial, Inc.
      5.650%, due 09/15/11..................         180,000        57,627
      5.500%, due 06/15/12..................         115,000        36,246
      8.625%, due 06/01/13..................       3,255,000     1,009,691
      5.950%, due 10/15/13..................         955,000       301,058
      5.700%, due 03/01/14(b)...............         125,000        38,782
      6.050%, due 04/15/15..................          40,000        11,811
      5.875%, due 03/15/16..................          40,000        11,411
                                                             -------------
                                                                 2,717,156
                                                             -------------
     ROAD & RAIL - 0.3%
     CSX Corp.
       6.250%, due 03/15/18.................       1,270,000     1,170,094
     DP World, Ltd.
       6.850%, due 07/02/37 (144A)(d).......       1,300,000       672,148
                                                             -------------
                                                                 1,842,242
                                                             -------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
     Amkor Technology, Inc.
       7.750%, due 05/15/13.................         105,000        60,244
                                                             -------------
     SOFTWARE - 0.0%
     Bite Finance International B.V.
       6.829%, due 03/15/14
       (144A)(i)(a)(d)......................         280,000       116,764
                                                             -------------
     SPECIALTY RETAIL - 0.9%
     Edcon Proprietary, Ltd.
      6.579%, due 06/15/14
        (144A)(i)(a)(d).....................         870,000       489,784
      6.579%, due 06/15/14(i)(a)(b).........         610,000       343,412
     Home Depot, Inc.
      5.400%, due 03/01/16..................         755,000       676,635
      5.875%, due 12/16/36..................       4,810,000     3,782,786
     Toys R US, Inc.
      7.875%, due 04/15/13..................         565,000       223,175
      7.375%, due 10/15/18..................       3,615,000     1,319,475
                                                             -------------
                                                                 6,835,267
                                                             -------------
     TEXTILES, APPAREL & LUXURY GOODS - 0.0%
     Kellwood Co. 7.625%, due 10/15/17......       1,250,000       118,750
                                                             -------------
     THRIFTS & MORTGAGE FINANCE - 0.1%
     Countrywide Home Loans, Inc., Series L
       4.000%, due 03/22/11.................         454,000       432,430
     Odebrecht Finance, Ltd.
       7.500%, due 10/18/17
       (144A)(d)............................         400,000       321,000
                                                             -------------
                                                                   753,430
                                                             -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                     PAR           VALUE
     DESCRIPTION                                 AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     TOBACCO - 1.5%
     Altria Group, Inc.
       8.500%, due 11/10/13................. $    10,000,000 $  10,367,650
     Imperial Tobacco Finance Plc
       4.375%, due 11/22/13(i)..............         200,000       227,745
     Reynolds American, Inc.
      6.750%, due 06/15/17..................         510,000       405,438
      7.250%, due 06/15/37..................         125,000        84,362
                                                             -------------
                                                                11,085,195
                                                             -------------
     WATER UTILITIES - 0.2%
     Veolia Environnement
      4.000%, due 02/12/16(i)...............       1,100,000     1,312,892
      5.125%, due 05/24/22(i)...............         235,000       271,905
                                                             -------------
                                                                 1,584,797
                                                             -------------
     WIRELESS TELECOMMUNICATION SERVICES - 0.3%
     Nextel Communications, Inc.
      7.375%, due 08/01/15..................       2,125,000       892,906
      6.875%, due 10/31/13..................         477,000       202,828
       Series F
       5.950%, due 03/15/14.................         754,000       316,966
     SK Telecom Co., Ltd.
       6.625%, due 07/20/27
       (144A)(b)(d).........................       1,175,000       982,872
     Sprint Nextel Corp.
       6.000%, due 12/01/16.................         109,000        76,955
                                                             -------------
                                                                 2,472,527
                                                             -------------
     Total Domestic Bonds & Debt Securities
     (Cost $269,901,105)                                       212,754,875
                                                             -------------

     U.S. GOVERNMENT & AGENCY OBLIGATION - 0.7%
     U.S. Treasury Note
       1.020%, due 12/15/11
       (Cost - $4,795,170)..................       4,770,000     4,795,167
                                                             -------------

     FOREIGN BONDS & DEBT SECURITIES - 1.9%
     AUSTRALIA - 0.1%
     New South Wales Treasury Corp.
       7.000%, due 12/01/10.................         645,000       474,012
                                                             -------------
     BRAZIL - 0.0%
     ISA Capital do Brasil S.A.
       7.875%, due 01/30/12 (144A)(d).......         105,000        99,750
                                                             -------------
     COLOMBIA - 0.2%
     Colombia Government International
       Bond
       11.750%, due 03/01/10(h).............     243,000,000       112,007
      12.000%, due 10/22/15(h)..............   2,606,000,000     1,280,076
     Republic of Colombia
       9.850%, due 06/28/27(h)..............     440,000,000       195,615
                                                             -------------
                                                                 1,587,698
                                                             -------------
     GERMANY - 0.6%
     Bundesrepublik Deutschland
       4.000%, due 01/04/37(i)..............         985,000     1,468,269

   -------------------------------------------------------------------------
   SECURITY                                         PAR           VALUE
   DESCRIPTION                                     AMOUNT        (NOTE 2)
   -------------------------------------------------------------------------

   GERMANY - CONTINUED
   Bundesschatzanweisungen, Series 1
     4.000%, due 12/11/09..................... $     2,000,000 $   2,832,406
                                                               -------------
                                                                   4,300,675
                                                               -------------
   NORWAY - 0.3%
   Government of Norway
     5.500%, due 05/15/09.....................      12,600,000     1,808,312
   Norwegian Government Bond
     6.500%, due 05/15/13.....................       2,955,000       478,552
                                                               -------------
                                                                   2,286,864
                                                               -------------
   SOUTH AFRICA - 0.4%
   Republic of South Africa
     4.500%, due 04/05/16(i)..................       2,720,000     2,895,061
                                                               -------------
   UNITED KINGDOM - 0.1%
   BSkyB Finance UK Plc
     5.750%, due 10/20/17(j)..................         555,000       674,291
                                                               -------------
   URUGUAY - 0.2%
   Uruguay Government International Bond
     4.250%, due 04/05/27(n)..................      68,000,000     1,704,484
                                                               -------------
   Total Foreign Bonds & Debt Securities
   (Cost $16,417,791)                                             14,022,835
                                                               -------------

   FOREIGN BONDS & DEBT SECURITIES - EMERGING MARKETS - 1.0%
   SOVEREIGN - 1.0%
   Brazil Notas do Tesouro Nacional, Series B
     1.000%, due 08/15/10(f)..................         219,000     1,671,049
   Federal Republic of Brazil
     7.125%, due 01/20/37.....................          98,000       111,720
   Indonesia Government International
     Bond
     7.750%, due 01/17/38 (144A)(d)...........       1,750,000     1,461,250
   Mexican Bonos
     9.000%, due 12/24/09.....................      40,000,000     2,921,616
   Poland Government Bond
     5.750%, due 03/24/10(m)..................       1,650,000       558,007
   Republic of Indonesia
     6.625%, due 02/17/37 (144A)(d)...........         200,000       147,000
   United Mexican States
     6.050%, due 01/11/40.....................         294,000       286,650
                                                               -------------
                                                                   7,157,292
                                                               -------------
   Total Foreign Bonds & Debt Securities -
   Emerging Markets
   (Cost $7,792,541)                                               7,157,292
                                                               -------------

   CONVERTIBLE BONDS - 0.8%
   BIOTECHNOLOGY - 0.4%
   Vertex Pharmaceuticals, Inc.
     4.750%, due 02/15/13.....................       1,880,000     2,580,300
                                                               -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
   Level 3 Communications, Inc.
     6.000%, due 09/15/09.....................         625,000       568,750

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                              SHARES/PAR       VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
        6.000%, due 03/15/10(b)........... $        20,000 $      14,100
        2.875%, due 07/15/10..............       1,310,000       813,837
        5.250%, due 12/15/11..............         255,000       107,419
                                                           -------------
                                                               1,504,106
                                                           -------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0%
       Avnet, Inc.
         2.000%, due 03/15/34.............         140,000       138,425
                                                           -------------
       PHARMACEUTICALS - 0.1%
       Valeant Pharmaceuticals
         3.000%, due 08/16/10.............       1,150,000     1,043,625
                                                           -------------
       REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
       iStar Financial, Inc.
         4.383%, due 10/01/12(a)..........       1,150,000       342,125
                                                           -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
       Kulicke & Soffa Industries, Inc.
         0.875%, due 06/01/12.............         910,000       415,188
                                                           -------------
       WIRELESS TELECOMMUNICATION SERVICES - 0.0%
       NII Holdings, Inc.
         3.125%, due 06/15/12.............         400,000       244,500
                                                           -------------
       Total Convertible Bonds
       (Cost $7,437,960)                                       6,268,269
                                                           -------------

       COMMON STOCKS - 60.8%
       AEROSPACE & DEFENSE - 0.7%
       Goodrich Corp......................         147,719     5,468,557
                                                           -------------
       BIOTECHNOLOGY - 5.8%
       Actelion, Ltd.*(b).................         160,255     9,025,772
       Amgen, Inc.*.......................         227,829    13,157,125
       CSL, Ltd...........................         203,450     4,804,169
       Genentech, Inc.*...................          71,020     5,888,268
       Gilead Sciences, Inc.*(b)..........         189,139     9,672,568
                                                           -------------
                                                              42,547,902
                                                           -------------
       CAPITAL MARKETS - 3.0%
       BlackRock, Inc.(b).................          40,465     5,428,380
       Charles Schwab Corp. (The).........         654,153    10,577,654
       UBS AG *...........................         438,819     6,364,542
                                                           -------------
                                                              22,370,576
                                                           -------------
       CHEMICALS - 3.8%
       Ecolab, Inc.(b)....................         152,879     5,373,697
       Monsanto Co........................         251,246    17,675,156
       Sociedad Quimica y Minera de Chile
         S.A. (ADR).......................         208,251     5,079,242
                                                           -------------
                                                              28,128,095
                                                           -------------
       COMMERCIAL BANKS - 3.0%
       PNC Financial Services Group, Inc..         120,668     5,912,732
       Standard Chartered Plc.............         501,562     6,411,624
       Wells Fargo & Co...................         331,541     9,773,828
                                                           -------------
                                                              22,098,184
                                                           -------------

       --------------------------------------------------------------------
       SECURITY                                                  VALUE
       DESCRIPTION                              SHARES          (NOTE 2)
       --------------------------------------------------------------------

       COMMUNICATIONS EQUIPMENT - 3.1%
       Nokia Oyj (ADR).....................        406,998    $   6,349,169
       QUALCOMM, Inc.......................        453,750       16,257,862
                                                              -------------
                                                                 22,607,031
                                                              -------------
       COMPUTERS & PERIPHERALS - 3.9%
       Apple, Inc.*(b).....................        203,489       17,367,786
       Hewlett-Packard Co..................        318,543       11,559,926
                                                              -------------
                                                                 28,927,712
                                                              -------------
       CONSTRUCTION & ENGINEERING - 0.7%
       Jacobs Engineering Group, Inc.*(b)..        114,478        5,506,392
                                                              -------------
       DIVERSIFIED FINANCIAL SERVICES - 1.7%
       Goldman Sachs Group Inc. (The)......      1,715,000        1,574,169
       Goldman Sachs Group, L.P............      3,385,000        2,933,876
       JPMorgan Chase & Co.................        253,431        7,990,679
                                                              -------------
                                                                 12,498,724
                                                              -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
       AT&T, Inc...........................        274,744        7,830,204
                                                              -------------
       ELECTRICAL EQUIPMENT - 3.1%
       ABB, Ltd.*..........................        362,779        5,413,285
       First Solar, Inc.*(b)...............         77,875       10,743,635
       Gamesa Corp. Tecnologica S.A........        388,541        7,047,550
                                                              -------------
                                                                 23,204,470
                                                              -------------
       FOOD & STAPLES RETAILING - 2.4%
       BIM Birlesik Magazalar A.S..........        128,969        2,713,405
       Wal-Mart Stores, Inc................        264,565       14,831,514
                                                              -------------
                                                                 17,544,919
                                                              -------------
       FOOD PRODUCTS - 0.7%
       Tingyi (Cayman Islands) Holding
         Corp..............................      1,748,000        2,031,304
       Want Want China Holdings, Ltd.......      8,214,000        3,422,582
                                                              -------------
                                                                  5,453,886
                                                              -------------
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
       Covidien, Ltd.......................        115,697        4,192,859
                                                              -------------
       HOTELS, RESTAURANTS & LEISURE - 1.4%
       McDonald's Corp.....................        160,249        9,965,885
                                                              -------------
       INDUSTRIAL CONGLOMERATES - 1.3%
       Siemens AG..........................        132,374        9,914,874
                                                              -------------
       INSURANCE - 1.1%
       Berkshire Hathaway, Inc. - Class B*.          2,462        7,912,868
                                                              -------------
       INTERNET & CATALOG RETAIL - 0.9%
       Amazon.com, Inc.*(b)................        134,835        6,914,339
                                                              -------------
       INTERNET SOFTWARE & SERVICES - 1.0%
       Google, Inc. - Class A*.............         24,325        7,483,586
                                                              -------------
       IT SERVICES - 2.8%
       MasterCard, Inc. - Class A(b).......         53,277        7,614,882
       Visa, Inc. - Class A(b).............        256,056       13,430,137
                                                              -------------
                                                                 21,045,019
                                                              -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      --------------------------------------------------------------------
      SECURITY
      DESCRIPTION                                 SHARES         VALUE
      --------------------------------------------------------------------

      MACHINERY - 0.7%
      China South Locomotive and Rolling
        Stock Corp., Ltd.*...................      9,668,000 $   5,288,586
                                                             -------------
      MEDIA - 0.7%
      News Corp. - Class A...................        560,222     5,092,418
                                                             -------------
      OIL, GAS & CONSUMABLE FUELS - 4.8%
      Exxon Mobil Corp.......................        154,556    12,338,205
      Range Resources Corp...................        164,757     5,665,993
      Southwestern Energy Co.*(b)............        358,648    10,390,033
      XTO Energy, Inc........................        197,825     6,977,288
                                                             -------------
                                                                35,371,519
                                                             -------------
      PHARMACEUTICALS - 1.9%
      Novo Nordisk A.S.......................        273,473    13,916,872
                                                             -------------
      PROFESSIONAL SERVICES - 1.4%
      Capita Group Plc.......................        998,702    10,641,173
                                                             -------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
      China Overseas Land & Investment, Ltd..      6,400,000     8,996,921
                                                             -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
      Broadcom Corp. - Class A*..............        282,444     4,793,075
                                                             -------------
      SOFTWARE - 5.1%
      McAfee, Inc.*(b).......................        290,388    10,038,713
      Microsoft Corp.........................        403,010     7,834,515
      Nintendo Co., Ltd......................         36,335    13,959,721
      Oracle Corp.*(b).......................        334,052     5,922,742
                                                             -------------
                                                                37,755,691
                                                             -------------
      SPECIALTY RETAIL - 1.3%
      Lowe's Cos., Inc.......................        450,015     9,684,323
                                                             -------------
      WIRELESS TELECOMMUNICATION SERVICES - 0.9%
      America Movil S.A.B de C.V., Series L..      4,176,769     6,409,094
                                                             -------------
      Total Common Stocks
      (Cost $551,257,425)                                      449,565,754
                                                             -------------
      PREFERRED STOCKS - 0.0%
      DIVERSIFIED FINANCIAL SERVICES - 0.0%
      Preferred Blocker, Inc.
        9.000% (144A)(d)*....................            906       226,500
                                                             -------------
      THRIFTS & MORTGAGE FINANCE - 0.0%
      Federal Home Loan Mortgage Corp........         52,166        20,345
      Federal National Mortgage Assoc.(b)....         71,600        59,428
                                                             -------------
                                                                    79,773
                                                             -------------
      Total Preferred Stocks
      (Cost $3,023,340)                                            306,273
                                                             -------------
      CONVERTIBLE PREFERRED STOCKS - 0.1%
      CONSUMER FINANCE - 0.0%
      SLM Corp.
        6.000%, due 12/15/43.................          6,350        66,040
                                                             -------------
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.1%
      Lucent Technologies Capital Trust I
        7.750%, due 03/15/17.................          2,063       701,420
                                                             -------------
      Total Convertible Preferred Stocks
      (Cost $1,600,636)                                            767,460
                                                             -------------

   -------------------------------------------------------------------------
   SECURITY                                     SHARES/PAR        VALUE
   DESCRIPTION                                    AMOUNT         (NOTE 2)
   -------------------------------------------------------------------------

   RIGHT - 0.0%
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
   China Overseas Land & Investment, Ltd
     expires 01/21/09*
     (Cost - $0).............................         256,000 $           0
                                                              -------------

   SHORT-TERM INVESTMENTS - 10.9%
   State Street Bank & Trust Co.,
     Repurchase Agreement, dated
     12/31/08 at 0.010% to be
     repurchased at $29,732,017 on
     01/02/09 collateralized by
     $30,330,000 U.S. Treasury Bill at
     0.330% due 02/19/09 with a value
     of $30,330,000.......................... $    29,732,000    29,732,000
   State Street Navigator Securities Lending
     Trust Prime Portfolio(e)................      50,515,946    50,515,946
                                                              -------------
   Total Short-Term Investments
   (Cost $80,247,946)                                            80,247,946
                                                              -------------

   TOTAL INVESTMENTS - 106.3%
   (Cost $952,894,088)                                          785,876,080
                                                              -------------

   Other Assets and Liabilities (net) - (6.3)%                  (46,756,018)
                                                              -------------

   TOTAL NET ASSETS - 100.0%                                  $ 739,120,062
                                                              =============

PORTFOLIO FOOTNOTES:

*  Non-income producing security
(a) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.
(b) All or a portion of security is on loan.
(c) Security is in default and/or issuer is in bankruptcy.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $25,655,707 of net assets.
(e) Represents investment of collateral received from securities lending transactions.
(f) Par shown in Brazilian Real. Value is shown in USD.
(g) Par shown in Canadian Dollar. Value is shown in USD.
(h) Par shown in Colombian Peso. Value is shown in USD.
(i) Par shown in Euro Currency. Value is shown in USD.
(j) Par shown in Pound Sterling. Value is shown in USD.
(k) Par shown in Indonesian Rupiah. Value is shown in USD.
(l) Par shown in Japanese Yen. Value is shown in USD.
(m) Par Shown in Polish Zloty. Value is shown in USD.
(n) Par shown in Uruguayan Peso. Value is shown in USD.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Porfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL INVESTMENTS &
VALUATION INPUTS                                  SECURITIES    AT VALUE          ASSETS   LIABILITIES
-------------------------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                          $388,858,598          $0              $0       $     0
-------------------------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     396,611,582           0               0        (6,138)
-------------------------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS             405,900           0               0             0
-------------------------------------------------------------------------------------------------------
TOTAL                                           $785,876,080          $0              $0       $(6,138)

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN  SHORT SALES OTHER FINANCIAL
                                                       SECURITIES     AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                          $1,180,800           $0              $0
 Accrued discounts/premiums                                 1,159            0               0
 Realized Gain (Loss)                                           0            0               0
 Change in unrealized appreciation (depreciation)        (776,059)           0               0
 Net Purchases (Sales)                                          0            0               0
 Transfers In (Out) of Level 3                                  0            0               0
----------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                        $  405,900           $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $  756,144,080
    Repurchase Agreement                                                                          29,732,000
    Cash                                                                                           1,193,024
    Cash denominated in foreign currencies (c)                                                     2,225,110
    Receivable for investments sold                                                                  180,944
    Receivable for Trust shares sold                                                                 166,071
    Dividends receivable                                                                             259,944
    Interest receivable                                                                            5,566,241
                                                                                              --------------
       Total assets                                                                              795,467,414
                                                                                              --------------
LIABILITIES
    Payables for:
       Investments purchased                                                                       5,156,883
       Trust shares redeemed                                                                         142,053
       Unrealized depreciation on forward currency contracts (Note 8)                                  6,138
       Distribution and services fees--Class B                                                        12,088
       Collateral for securities on loan                                                          50,515,946
       Management fee (Note 3)                                                                       413,703
       Administration fee                                                                              5,158
       Custodian and accounting fees                                                                  31,361
    Accrued expenses                                                                                  64,022
                                                                                              --------------
       Total liabilities                                                                          56,347,352
                                                                                              --------------
NET ASSETS                                                                                    $  739,120,062
                                                                                              ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $1,055,793,889
    Accumulated net realized loss                                                               (169,192,328)
    Unrealized depreciation on investments and foreign currency                                 (167,144,709)
    Undistributed net investment income                                                           19,663,210
                                                                                              --------------
       Total                                                                                  $  739,120,062
                                                                                              ==============
NET ASSETS
    Class A                                                                                   $  679,996,212
                                                                                              ==============
    Class B                                                                                       59,123,850
                                                                                              ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                       93,340,210
                                                                                              ==============
    Class B                                                                                        8,166,106
                                                                                              ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $         7.29
                                                                                              ==============
    Class B                                                                                             7.24
                                                                                              ==============

-------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $  872,646,142
(b)Includes cash collateral for securities loaned of                                              50,515,946
(c)Identified cost of foreign cash                                                                 2,287,404

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   6,939,031
   Interest (2)                                                              23,269,399
                                                                          -------------
       Total investment income                                               30,208,430
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    6,379,482
   Administration fees                                                           64,252
   Custodian and accounting fees                                                247,683
   Distribution and services fees--Class B                                      194,220
   Audit and tax services                                                        46,150
   Legal                                                                         22,951
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                        126,179
   Insurance                                                                      2,184
   Other                                                                          6,567
                                                                          -------------
       Total expenses                                                         7,108,042
       Less broker commission recapture                                        (106,802)
                                                                          -------------
   Net expenses                                                               7,001,240
                                                                          -------------
   Net investment income                                                     23,207,190
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                         (148,999,364)
       Foreign currency                                                        (616,667)
                                                                          -------------
   Net realized loss on investments and foreign currency                   (149,616,031)
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (316,997,408)
       Foreign currency                                                        (139,129)
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (317,136,537)
                                                                          -------------
   Net realized and change in unrealized loss on investments and
       foreign currency                                                    (466,752,568)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(443,545,378)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     230,098
(2)Interest income includes securities lending net income of:                   840,046

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
                                                                                                 YEAR ENDED      YEAR ENDED
                                                                                                DECEMBER 31,    DECEMBER 31,
                                                                                                    2008            2007
                                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $   23,207,190  $   16,942,723
    Net realized gain (loss) on investments and foreign currency                                 (149,616,031)     94,787,680
    Net change in unrealized appreciation (depreciation) on investments and foreign currency     (317,136,537)    101,312,218
                                                                                               --------------  --------------
    Net increase (decrease) in net assets resulting from operations                              (443,545,378)    213,042,621
                                                                                               --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                      (43,394,836)             --
     Class B                                                                                       (3,634,646)             --
    From net realized gains
     Class A                                                                                      (55,981,114)             --
     Class B                                                                                       (4,770,811)             --
                                                                                               --------------  --------------
    Net decrease in net assets resulting from distributions                                      (107,781,407)             --
                                                                                               --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                      192,281,757     431,844,815
     Class B                                                                                       60,558,015      73,113,247
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                       99,375,950              --
     Class B                                                                                        8,405,457              --
    Cost of shares repurchased
     Class A                                                                                     (114,039,220)   (154,979,462)
     Class B                                                                                      (42,327,855)    (10,108,052)
                                                                                               --------------  --------------
    Net increase in net assets from capital share transactions                                    204,254,104     339,870,548
                                                                                               --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            (347,072,681)    552,913,169
    Net assets at beginning of period                                                           1,086,192,743     533,279,574
                                                                                               --------------  --------------
    Net assets at end of period                                                                $  739,120,062  $1,086,192,743
                                                                                               ==============  ==============
    Net assets at end of period includes undistributed net investment income                   $   19,663,210  $   24,507,518
                                                                                               ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                    CLASS A
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO                                    --------------------------
                                                                              FOR THE YEARS ENDED
                                                                                  DECEMBER 31,
                                                                          --------------------------
                                                                            2008      2007    2006(B)
                                                                          -------   --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 13.27   $  10.36  $10.00
                                                                          -------   --------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................    0.25       0.24    0.11
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.00)      2.67    0.36
                                                                          -------   --------  ------
Total From Investment Operations.........................................   (4.75)      2.91    0.47
                                                                          -------   --------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.54)        --   (0.11)
Distributions from Net Realized Capital Gains............................   (0.69)        --      --
                                                                          -------   --------  ------
Total Distributions......................................................   (1.23)        --   (0.11)
                                                                          -------   --------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.29   $  13.27  $10.36
                                                                          =======   ========  ======
TOTAL RETURN                                                               (39.10)%    28.09%   4.66%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.72%      0.74%   0.87%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.73%      0.74%   0.88%*
Ratio of Net Investment Income to Average Net Assets.....................    2.48%      2.05%   1.72%*
Portfolio Turnover Rate..................................................   134.4%     120.4%   45.9%
Net Assets, End of Period (in millions).................................. $ 680.0   $1,007.2  $523.5

                                                                                    CLASS B
                                                                          --------------------------
                                                                              FOR THE YEARS ENDED
                                                                                  DECEMBER 31,
                                                                          --------------------------
                                                                            2008      2007    2006(B)
                                                                          -------   --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 13.22   $  10.34  $10.00
                                                                          -------   --------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................    0.22       0.23    0.09
Net Realized/Unrealized Gain (Loss) on Investments.......................   (4.98)      2.65    0.35
                                                                          -------   --------  ------
Total From Investment Operations.........................................   (4.76)      2.88    0.44
                                                                          -------   --------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.53)        --   (0.10)
Distributions from Net Realized Capital Gains............................   (0.69)        --      --
                                                                          -------   --------  ------
Total Distributions......................................................   (1.22)        --   (0.10)
                                                                          -------   --------  ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.24   $  13.22  $10.34
                                                                          =======   ========  ======
TOTAL RETURN                                                               (39.26)%    27.85%   4.37%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.97%      1.02%   1.15%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.98%      1.02%   1.16%*
Ratio of Net Investment to Average Net Assets............................    2.23%      1.94%   1.36%*
Portfolio Turnover Rate..................................................   134.4%     120.4%   45.9%
Net Assets, End of Period (in millions).................................. $  59.1   $   79.0    $9.8

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Loomis Sayles Global Markets Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2006 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $158,723,345 $158,723,345

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

L. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

M. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as

                          MET INVESTORS SERIES TRUST
                NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Loomis, Sayles & Company, L.P. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
          --------------------  ----------- --------------------------

              $6,379,482           0.70%    First $500 Million

                                   0.65%    $500 Million to $1 Billion

                                   0.60%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust were in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                 Maximum Expense Ratio under Expense Limitation Agreement
                                 -------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.90%                        1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  75,877,044 19,735,181   8,817,742   (11,089,757)  17,463,166  93,340,210
 12/31/2007  50,543,063 38,344,833          --   (13,010,852)  25,333,981  75,877,044

 Class B

 12/31/2008   5,973,748  5,573,304     749,149    (4,130,095)   2,192,358   8,166,106
 12/31/2007     947,535  5,881,217          --      (855,004)   5,026,213   5,973,748

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

           $27,108,884   $1,297,419,338   $14,307,674   $1,204,163,827

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $963,767,569 $19,526,887  $(197,418,376) $(177,891,489)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $49,273,542 $50,515,945     $--     $50,515,945

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the period ended December 31, 2008 and 2007 were as follows:

              Ordinary Income  Long-Term Capital Gain       Total
              ---------------- ---------------------- -----------------
                 2008     2007    2008        2007        2008     2007
              ----------- ----  -----------   ----    ------------ ----

              $63,236,117 $--  $44,545,290    $--     $107,781,407 $--

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

   $20,061,571       $--      $(178,012,053)   $(158,723,345)   $(316,673,827)

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Sell

                                         Value at In Exchange Net Unrealized
   Settlement Date  Contracts to Deliver 12/31/08 for U.S. $   Depreciation
   ---------------  -------------------- -------- ----------- --------------
     1/22/2009      350,000  CAD         $283,421  $277,283      $(6,138)

CAD - Canadian Dollar

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Loomis Sayles Global Markets Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Loomis Sayles Global Markets Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 25, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Loomis Sayles Global Markets Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Loomis Sayles Global Markets Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-year period ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the MSCI World Index, for the one-year period ended the same date. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Loomis Sayles Global Markets Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Loomis Sayles Global Markets Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



            MET INVESTORS SERIES TRUST            DECEMBER 31, 2008
            LORD ABBETT BOND DEBENTURE PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (18.40)%, (18.60)% and (18.52)% for Class A, B and E Shares, respectively, versus its benchmarks, (26.17)% for the Credit Suisse First Boston High Yield Index/1/, 5.24% for the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/2/ and (26.39)% for the Merrill Lynch High Yield Master II Constrained Index/3/.

MARKET ENVIRONMENT/CONDITIONS

According to the National Bureau of Economic Research (NBER), the U.S. economy has been in a recession since December 2007. As the year progressed, the U.S. economy weakened under the weight of the credit crisis, increased unemployment, and continued declines in home values. During the latter half of 2008, the majority of economic data were decidedly negative, with many readings hitting historical lows. The manufacturing sector contracted, with the Institute for Supply Management (ISM) Index plunging to 32.4% in December--the fifth consecutive month of declines and the lowest reading since June 1980. Home prices continued to decline in the fourth quarter, with the S&P/Case-Schiller 20-City Composite Index down 18.0% year over year and down 23.4% from its peak. Retail and food services sales, according to advanced estimates, declined 1.8% in November. Labor market conditions also weakened, with initial jobless and continuing claims at their highest weekly levels since 1982. November payrolls declined by 533,000, and the national unemployment rate rose to 6.7%. Equities posted one of the worst years on record, with extensive declines across the market cap spectrum. In the credit markets, there was a clear flight to quality as higher-rated securities outperformed lower-rated securities.

Policymakers responded aggressively to the economic and financial crisis with global coordinated rate cuts, capital infusions into banks, development of the Troubled Asset Relief Program (TARP), and the establishment of a commercial paper funding facility, among a number of emergency programs. Since the start of the credit crisis in July 2007, the fed funds rate has been lowered, from 5.25% to a range of zero to 0.25%, and the Federal Reserve Board's (the Fed) balance sheet has expanded, from $800 billion to $2.2 trillion. During the quarter, the Fed initiated a program to purchase mortgage-backed securities
(MBS) with a view toward lowering mortgage rates to assist the residential housing sector.

PORTFOLIO REVIEW/CURRENT POSITIONING

At the industry level, the support-services, gas distribution, and printing & publishing industries detracted from performance. Within support services, business and personal service companies were negatively impacted by tough industry fundamentals amidst the economic downturn. Avis Budget Car Rental lowered its guidance for full year results primarily due to lower-than-expected vehicle rental revenues. Gas distribution companies suffered as energy commodity prices fell drastically in the latter half of the year on concerns that demand for energy would decline as global financial problems heightened. Natural gas pipeline company El Paso Corp.'s earnings were impacted by the drop-off in natural gas and crude prices. The printing & publishing industry suffered from the weak economy as well, as directory publishers Idearc Inc. and R.H. Donnelley Corp. saw a slowdown in advertising spending, given the general economic slowdown.

Contributing to performance was a reduction in the allocation to convertible holdings and an increase in the allocation to investment grade corporate holdings. Convertibles underperformed investment grade securities by a wide margin during the period. At the industry level, contributing to performance were the holdings of agency mortgage-backed securities (MBS), agency debentures, and government guaranteed securities. Federal National Mortgage Association debentures and MBS securities and U.S. Treasury notes contributed to performance. The more defensive nature of the securities in these sectors allowed them to perform better in an extremely volatile environment in which investors fled to safety and risk appetite waned.

CHRISTOPHER J. TOWLE, CFA,
Partner and Director
LORD, ABBETT & CO. LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The Credit Suisse First Boston High Yield Index is an unmanaged index representative of lower rated debt, including straight-preferred stocks. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.


--------
/3/ The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                               Percent of
      Description                                              Net Assets
      -------------------------------------------------------------------
      U.S. Treasury Note (4.000%, due 02/15/14)                  1.52%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (5.500%, due 02/01/38)    1.31%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.500%, due 07/01/37)    1.19%
      -------------------------------------------------------------------
      U.S. Treasury Note (4.625%, due 07/31/12)                  1.13%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 09/01/36)    1.00%
      -------------------------------------------------------------------
      Qwest Capital Funding, Inc. (7.900%, due 08/15/10)         0.95%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (6.000%, due 03/01/36)    0.93%
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (5.500%, due 01/01/37)    0.93%
      -------------------------------------------------------------------
      Cincinnati Bell, Inc. (8.375%, due 01/15/14)               0.82%
      -------------------------------------------------------------------
      Texas Competitive Electric Holdings Co. LLC
       (10.500%, due 11/01/15)                                   0.77%
      -------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08
                                    [CHART]


Common Stocks                                0.1%
Convertible Bonds                            9.8%
Convertible Preferred Stocks                 2.7%
Domestic Bonds & Debt Securities            70.3%
U. S. Government & Agency Obligations       17.0%
Preferred Stocks                             0.1%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

  LORD ABBETT BOND DEBENTURE PORTFOLIO MANAGED BY LORD, ABBETT & CO. LLC, VS. CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX/1/, BARCLAYS CAPITAL (FORMERLY
LEHMAN BROTHERS) U.S. AGGREGATE BOND INDEX/2/, MERRILL LYNCH HIGH YIELD MASTER
                  II CONSTRAINED INDEX/3/ AND HYBRID INDEX/4/
                           Growth Based on $10,000+

                                     [CHART]

         Credit Suisse      Lord Abbott
         First Boston      Bond Debenture        Barclays (formerly          Merrill Lynch High
          High Yield     Portfolio-Class A,        Lehman Brothers)            Yield Master II
           Index/1/       Class B, Class E      Aggregate Bond Index/2/      Constrained Index/3/      Hybrid Index/4/
        --------------   ------------------     -----------------------      --------------------      ---------------
12/98     $10,000            $10,000                   $10,000                     $10,000                $10,000
12/99      10,328             10,339                     9,917                      10,243                 11,184
12/00       9,788             10,429                    11,070                       9,719                 10,653
12/01      10,355             10,821                    12,004                      10,156                 10,946
12/02      10,675             10,779                    13,237                       9,964                 10,884
12/03      13,657             12,882                    13,781                      12,769                 13,373
12/04      15,292             13,968                    14,378                      14,157                 14,599
12/05      15,637             14,222                    14,727                      14,545                 14,876
12/06      17,501             15,553                    15,367                      16,257                 16,487
12/07      17,967             16,618                    16,436                      16,613                 17,048
12/08      13,265             13,560                    17,297                      12,229                 11,974



    ----------------------------------------------------------------------
                                        Average Annual Return/5/
                                     (for the period ended 12/31/08)
    ----------------------------------------------------------------------
                                                                 Since
                                1 Year  3 Year 5 Year 10 Year Inception/6/
    ----------------------------------------------------------------------
    Lord Abbett Bond
    Debenture Portfolio--
--  Class A                     -18.40% -1.58%  1.03%  3.09%     5.11%
    Class B                     -18.60% -1.81%  0.77%     --     2.86%
    Class E                     -18.52% -1.71%  0.87%     --     3.16%
    ----------------------------------------------------------------------
--  Credit Suisse First Boston
    High Yield Index/1/         -26.17% -5.34% -0.58%  2.87%     4.01%
    ----------------------------------------------------------------------
    Barclays Capital (formerly
    Lehman Brothers) U.S.
    Aggregate Bond
- - Index/2/                      5.24%  5.51%  4.65%  5.63%     6.37%
    ----------------------------------------------------------------------
- - Merrill Lynch High Yield
    Master II Constrained
    Index/3/                    -26.39% -5.62% -0.86%  2.03%    -7.51%
    ----------------------------------------------------------------------
--  Hybrid Index/4/             -29.76% -4.54%  0.60%  1.08%     6.58%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Credit Suisse First Boston High Yield Index is an unmanaged index representative of lower rated debt, including straight-preferred stocks. The Index does not include fees or expenses and is not available for direct investment.

/2/Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/3/The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Index does not include fees or expenses and are not available for direct investment.

/4/The Hybrid Index is comprised of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index, 20% Merrill Lynch all Convertible Index. The Index does not include fees or expenses and are not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 3/22/01. Inception of the Class E shares is 4/2/02. Index returns are based on an inception date of 5/1/96.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
LORD ABBETT BOND DEBENTURE PORTFOLIO         ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  822.60        $2.47
  Hypothetical (5% return before expenses)      1,000.00      1,022.42         2.75
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  821.40        $3.62
  Hypothetical (5% return before expenses)      1,000.00      1,021.17         4.01
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  821.70        $3.16
  Hypothetical (5% return before expenses)      1,000.00      1,021.67         3.51
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.54%, 0.79%, and 0.69% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


        ----------------------------------------------------------------
        SECURITY                               PAR           VALUE
        DESCRIPTION                           AMOUNT        (NOTE 2)
        ----------------------------------------------------------------

        DOMESTIC BONDS & DEBT SECURITIES - 67.6%
        AEROSPACE & DEFENSE - 2.0%
        DRS Technologies, Inc.
          6.875%, due 11/01/13............ $   7,500,000 $     7,470,090
        Esterline Technologies Corp.
         7.750%, due 06/15/13.............     3,000,000       2,625,000
         6.625%, due 03/01/17.............     1,150,000         983,250
        Hawker Beechcraft Acquisition Co.
          8.500%, due 04/01/15(a).........     7,175,000       2,977,625
        Honeywell International, Inc.
          5.300%, due 03/01/18(a).........     5,640,000       5,764,746
        L-3 Communications Corp.
         6.125%, due 01/15/14.............     6,000,000       5,475,000
         6.375%, due 10/15/15.............     4,050,000       3,807,000
                                                         ---------------
                                                              29,102,711
                                                         ---------------
        AGRICULTURE - 0.1%
        Bunge NA Finance LP
          5.900%, due 04/01/17............     1,375,000       1,002,345
                                                         ---------------
        AUTO COMPONENTS - 0.6%
        Cooper Standard Automotive, Inc.
          8.375%, due 12/15/14(a).........     5,000,000         900,000
        Lear Corp.
         8.750%, due 12/01/16(a)..........       500,000         147,500
         Series B 8.500%, due 12/01/13....     3,000,000         945,000
        Stanadyne Corp., Series 1
          10.000%, due 08/15/14...........     2,075,000       1,421,375
        Stanadyne Holdings, Inc.
          0.000%/12.000%, due
          02/15/15(b)(f)..................     2,750,000       1,251,250
        Tenneco Automotive, Inc.
          8.625%, due 11/15/14(a).........     3,375,000       1,299,375
        TRW Automotive, Inc.
          7.250%, due 03/15/17 (144A)(c)..     5,000,000       2,575,000
                                                         ---------------
                                                               8,539,500
                                                         ---------------
        AUTOMOBILES - 0.3%
        Ford Capital B.V.
          9.500%, due 06/01/10(a).........     5,000,000       2,200,000
        Ford Motor Co.
          9.500%, due 09/15/11(a).........       500,000         182,500
        General Motors Corp.
          7.200%, due 01/15/11(a).........     9,150,000       1,944,375
                                                         ---------------
                                                               4,326,875
                                                         ---------------
        BEVERAGES - 0.4%
        Constellation Brands, Inc.
          7.250%, due 05/15/17(a).........     6,230,000       5,918,500
        PepsiCo, Inc.
          7.900%, due 11/01/18............       600,000         736,702
                                                         ---------------
                                                               6,655,202
                                                         ---------------

        ----------------------------------------------------------------
        SECURITY                               PAR           VALUE
        DESCRIPTION                           AMOUNT        (NOTE 2)
        ----------------------------------------------------------------

        BUILDING PRODUCTS - 0.1%
        NTK Holdings, Inc.
          0.000%/10.750%, due
          03/01/14(a)(b).................. $   3,650,000 $       803,000
        William Lyon Homes, Inc.
          10.750%, due 04/01/13(a)........     1,250,000         318,750
                                                         ---------------
                                                               1,121,750
                                                         ---------------
        CHEMICALS - 2.5%
        Airgas, Inc.
         6.250%, due 07/15/14.............     4,000,000       3,420,000
          7.125%, due 10/01/18 (144A)(c)..     1,600,000       1,372,000
        Equistar Chemicals LP
          7.550%, due 02/15/26(d).........     7,815,000       1,015,950
        Huntsman LLC
          11.500%, due 07/15/12...........     1,320,000       1,062,600
        IMC Global, Inc.
          7.300%, due 01/15/28............     4,900,000       3,842,923
        Ineos Group Holdings Plc
          8.500%, due 02/15/16 (144A)(c)..     9,000,000         855,000
        MacDermid, Inc.
          9.500%, due 04/15/17 (144A)(c)..     4,000,000       2,100,000
        Mosaic Co. (The)
          7.375%, due 12/01/14 (144A)(c)..     4,175,000       3,427,366
          7.625%, due 12/01/16 (144A)(c)..     1,600,000       1,281,768
        Nalco Co.
          8.875%, due 11/15/13(a).........     4,650,000       3,952,500
        Nova Chemicals Corp.
          6.500%, due 01/15/12............     3,125,000       1,312,500
        Praxair, Inc.
          4.625%, due 03/30/15(a).........     5,000,000       5,039,850
        Rockwood Specialties Group, Inc.
          7.500%, due 11/15/14(a).........     4,500,000       3,487,500
        Terra Capital, Inc.
          7.000%, due 02/01/17............     6,000,000       4,440,000
                                                         ---------------
                                                              36,609,957
                                                         ---------------
        COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
        Aleris International, Inc.
          10.000%, due 12/15/16...........     5,050,000         845,875
        Allied Waste North America, Inc.
         7.250%, due 03/15/15.............     8,500,000       7,914,579
         7.875%, due 04/15/13.............     6,000,000       5,705,064
        ARAMARK Corp.
          6.693%, due 02/01/15(e).........     5,825,000       4,427,000
        Ashtead Capital, Inc.
          9.000%, due 08/15/16 (144A)(c)..     3,850,000       2,002,000
        Deluxe Corp.
          7.375%, due 06/01/15............     3,900,000       2,359,500
        Education Management LLC
          8.750%, due 06/01/14............       600,000         459,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      COMMERCIAL & PROFESSIONAL SERVICES - CONTINUED
      FTI Consulting, Inc.
        7.750%, due 10/01/16................ $   5,000,000 $     4,137,500
      Hertz Corp.
        8.875%, due 01/01/14................     6,000,000       3,720,000
      Iron Mountain, Inc.
        7.750%, due 01/15/15................     7,000,000       6,317,500
      Lamar Media Corp.
        6.625%, due 08/15/15................     2,425,000       1,764,188
      Rental Service Corp.
        9.500%, due 12/01/14(a).............     4,650,000       2,580,750
      United Rentals North America, Inc.
        7.750%, due 11/15/13(a).............     3,500,000       2,275,000
                                                           ---------------
                                                                44,507,956
                                                           ---------------
      COMMERCIAL BANKS - 0.3%
      Wachovia Corp.
        5.500%, due 05/01/13................     3,500,000       3,464,226
      Wells Fargo & Co.
        5.625%, due 12/11/17................     1,000,000       1,045,107
                                                           ---------------
                                                                 4,509,333
                                                           ---------------
      COMMUNICATIONS EQUIPMENT - 0.2%
      MasTec, Inc.
        7.625%, due 02/01/17................     3,000,000       2,268,750
                                                           ---------------
      COMPUTERS & PERIPHERALS - 0.7%
      SunGard Data Systems, Inc.
       9.125%, due 08/15/13.................     6,975,000       6,068,250
       10.250%, due 08/15/15................     5,475,000       3,640,875
                                                           ---------------
                                                                 9,709,125
                                                           ---------------
      CONSUMER FINANCE - 2.7%
      American Express Bank FSB S.A.
        5.500%, due 04/16/13................     7,000,000       6,636,868
      American Express Credit Corp.
        7.300%, due 08/20/13................     3,000,000       3,073,761
      Ford Motor Credit Co.
       7.375%, due 10/28/09.................     7,500,000       6,587,835
       7.250%, due 10/25/11.................    14,000,000      10,233,034
       9.750%, due 09/15/10(a)..............     3,000,000       2,400,834
      General Motor Acceptance Corp.
        7.250%, due 03/02/11 (144A)(c)......    13,297,000      11,427,309
                                                           ---------------
                                                                40,359,641
                                                           ---------------
      CONTAINERS & PACKAGING - 2.1%
      Ball Corp.
        6.625%, due 03/15/18................     7,000,000       6,282,500
      Berry Plastics Holding Corp.
        8.875%, due 09/15/14(a).............     6,000,000       2,640,000
      Crown Cork & Seal, Inc.
        7.375%, due 12/15/26(a).............    12,250,000       9,126,250
      Graphic Packaging International Corp.
        9.500%, due 08/15/13(a).............     8,750,000       6,081,250

    ------------------------------------------------------------------------
    SECURITY                                       PAR           VALUE
    DESCRIPTION                                   AMOUNT        (NOTE 2)
    ------------------------------------------------------------------------

    CONTAINERS & PACKAGING - CONTINUED
    Jefferson Smurfit Corp.
     8.250%, due 10/01/12..................... $   1,750,000 $       306,250
     7.500%, due 06/01/13.....................     4,000,000         720,000
    Owens Brockway Glass Container, Inc.
      6.750%, due 12/01/14....................     1,800,000       1,665,000
    Owens-Illinois, Inc.
      7.500%, due 05/15/10(a).................     1,650,000       1,641,750
    Smurfit-Stone Container Enterprises, Inc.
      8.000%, due 03/15/17(a).................     5,000,000         975,000
    Vitro SAB de C.V.
      9.125%, due 02/01/17(a).................     5,500,000       1,677,500
                                                             ---------------
                                                                  31,115,500
                                                             ---------------
    DIVERSIFIED FINANCIAL SERVICES - 1.8%
    Bank of America Corp.
      5.750%, due 12/01/17....................     3,500,000       3,500,570
    CIT Group, Inc.
     3.375%, due 04/01/09(a)..................     1,500,000       1,454,186
     5.200%, due 11/03/10.....................     2,225,000       1,928,986
    General Electric Capital Corp.
      4.800%, due 05/01/13(a).................     5,000,000       4,924,195
    Hughes Network Systems LLC/HNS
      Finance Corp.
      9.500%, due 04/15/14....................     2,425,000       1,982,437
    JPMorgan Chase & Co.
      6.000%, due 01/15/18....................     6,000,000       6,344,202
    Morgan Stanley
     6.000%, due 04/28/15.....................     4,000,000       3,455,268
     6.625%, due 04/01/18.....................       840,000         738,141
    Sensus Metering Systems, Inc.
      8.625%, due 12/15/13....................     4,000,000       2,940,000
    Washington Mutual Bank/Henderson NV
      6.875%, due 06/15/11....................     6,000,000           4,200
                                                             ---------------
                                                                  27,272,185
                                                             ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
    Cellco Partnership
      8.500%, due 11/15/18 (144A)(c)..........     2,000,000       2,347,406
    Ceridian Corp.
      11.250%, due 11/15/15
      (144A)(c)...............................     3,825,000       2,041,594
    Cincinnati Bell, Inc.
     8.375%, due 01/15/14(a)..................    15,800,000      12,245,000
     7.000%, due 02/15/15.....................       800,000         616,000
    Hellas Telecommunications
      Luxembourg II
      10.503%, due 01/15/15
      (144A)(c)(e)............................     4,000,000         820,000
    Nordic Telephone Holdings Co.
      8.875%, due 05/01/16 (144A)(c)..........     9,225,000       6,503,625

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


    -----------------------------------------------------------------------
    SECURITY                                      PAR           VALUE
    DESCRIPTION                                  AMOUNT        (NOTE 2)
    -----------------------------------------------------------------------

    DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
    Qwest Capital Funding, Inc.
      7.900%, due 08/15/10(a)................ $  15,500,000 $    14,182,500
    Qwest Communications International, Inc.
      7.250%, due 02/15/11...................     8,750,000       7,656,250
    Qwest Corp.
      7.625%, due 06/15/15...................     2,000,000       1,650,000
    Sprint Capital Corp.
     8.375%, due 03/15/12(a).................     2,000,000       1,601,044
     6.900%, due 05/01/19....................     7,925,000       5,635,998
    Syniverse Technologies, Inc.
      7.750%, due 08/15/13...................     6,850,000       3,536,313
    Valor Telecommunications Enterprises
      Finance Corp.
      7.750%, due 02/15/15...................     2,325,000       1,942,991
    Windstream Corp.
      7.000%, due 03/15/19(a)................     7,425,000       5,754,375
                                                            ---------------
                                                                 66,533,096
                                                            ---------------
    ELECTRIC UTILITIES - 6.0%
    Central Illinois Light Co.
      8.875%, due 12/15/13...................     4,550,000       4,550,086
    Commonwealth Edison Co.
      5.800%, due 03/15/18...................     7,000,000       6,337,555
    Duke Energy Co.
      5.375%, due 01/01/09(a)................     5,000,000       5,000,000
    Edison Mission Energy
     7.750%, due 06/15/16....................    11,350,000      10,158,250
     7.000%, due 05/15/17(a).................    12,000,000      10,500,000
    Mirant Americas Generation LLC
      9.125%, due 05/01/31(a)................     9,000,000       6,705,000
    Nevada Power Co.
      5.875%, due 01/15/15...................     3,500,000       3,367,851
    Nisource Finance Corp.
      6.150%, due 03/01/13...................     2,180,000       1,681,218
    Northeast Utilities
      5.650%, due 06/01/13...................     4,600,000       4,298,189
    Northern States Power/Minnesota
      5.250%, due 03/01/18...................     7,000,000       6,986,917
    Pacific Gas & Electric Co.
      4.800%, due 03/01/14...................     2,900,000       2,851,170
    Peco Energy Co.
      5.350%, due 03/01/18...................     2,625,000       2,510,393
    PSEG Energy Holdings LLC
      8.500%, due 06/15/11...................     7,700,000       7,296,643
    Texas Competitive Electric Holdings Co.
      LLC
      10.250%, due 11/01/15
      (144A)(c)..............................    16,000,000      11,440,000
    Virginia Electric & Power Co.
      4.500%, due 12/15/10...................     5,000,000       4,936,995

       -----------------------------------------------------------------
       SECURITY                                PAR           VALUE
       DESCRIPTION                            AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       ELECTRIC UTILITIES - CONTINUED
       Wisconsin Electric Power Co.
         6.000%, due 04/01/14............. $     725,000 $       764,043
                                                         ---------------
                                                              89,384,310
                                                         ---------------
       ELECTRICAL EQUIPMENT - 1.3%
       Baldor Electric Co.
         8.625%, due 02/15/17(a)..........     9,425,000       7,068,750
       Belden, Inc.
         7.000%, due 03/15/17.............     2,275,000       1,717,625
       Emerson Electric Co.
         5.250%, due 10/15/18.............     5,000,000       5,116,690
       General Cable Corp.
         7.125%, due 04/01/17(a)..........     4,000,000       2,660,000
       Roper Industries, Inc.
         6.625%, due 08/15/13.............     3,200,000       3,212,227
                                                         ---------------
                                                              19,775,292
                                                         ---------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
       NXP B.V./NXP Funding LLC
         7.875%, due 10/15/14(a)..........     3,500,000       1,382,500
                                                         ---------------
       ENERGY EQUIPMENT & SERVICES - 2.1%
       BJ Services Co.
         6.000%, due 06/01/18.............     3,350,000       2,874,056
       Cameron International Corp.
         6.375%, due 07/15/18.............     1,020,000         898,844
       Campagnie Generale de Geophysique
         7.750%, due 05/15/17.............       500,000         292,500
       Complete Production Services, Inc.
         8.000%, due 12/15/16.............     6,900,000       4,381,500
       Dresser-Rand Group, Inc.
         7.375%, due 11/01/14.............     4,750,000       3,681,250
       E.ON International Finance BV
         5.800%, due 04/30/18
         (144A)(a)(c).....................     5,000,000       4,683,065
       Hornbeck Offshore Services, Inc.
         6.125%, due 12/01/14.............     4,750,000       3,111,250
       Key Energy Services, Inc.
         8.375%, due 12/01/14.............     3,525,000       2,344,125
       National Oilwell Varco, Inc.
         6.125%, due 08/15/15.............     5,500,000       4,783,647
       Pride International, Inc.
         7.375%, due 07/15/14.............     4,500,000       4,207,500
                                                         ---------------
                                                              31,257,737
                                                         ---------------
       FOOD & STAPLES RETAILING - 1.0%
       Denny's Holdings, Inc.
         10.000%, due 10/01/12(a).........     4,850,000       3,382,875
       Ingles Markets, Inc.
         8.875%, due 12/01/11.............     6,250,000       5,468,750
       Supervalu, Inc.
         7.500%, due 11/15/14.............     7,500,000       6,187,500
                                                         ---------------
                                                              15,039,125
                                                         ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


        ---------------------------------------------------------------
        SECURITY                              PAR           VALUE
        DESCRIPTION                          AMOUNT        (NOTE 2)
        ---------------------------------------------------------------

        FOOD PRODUCTS - 2.1%
        Dole Food Co., Inc.
          8.750%, due 07/15/13(a)........ $   8,500,000 $     5,057,500
        General Mills, Inc.
          5.200%, due 03/17/15...........     6,500,000       6,361,498
        H.J. Heinz Co.
          5.350%, due 07/15/13...........     3,000,000       2,979,180
        Kellogg Co.
          4.250%, due 03/06/13...........     4,000,000       3,877,220
        Kraft Foods, Inc. - Class A
         6.750%, due 02/19/14............     1,600,000       1,662,211
         6.500%, due 08/11/17............     1,900,000       1,912,886
        Land O' Lakes, Inc.
          9.000%, due 12/15/10...........     1,900,000       1,895,250
        Stater Brothers Holdings, Inc.
          8.125%, due 06/15/12...........     7,675,000       6,984,250
                                                        ---------------
                                                             30,729,995
                                                        ---------------
        GAS UTILITIES - 0.9%
        Ferrellgas LP
          6.750%, due 05/01/14...........     5,500,000       3,822,500
        Ferrellgas Partners LLP
          8.750%, due 06/15/12...........     4,000,000       2,820,000
        National Fuel Gas Co.
          6.500%, due 04/15/18 (144A)(c).     7,200,000       6,635,844
                                                        ---------------
                                                             13,278,344
                                                        ---------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
        Advanced Medical Optics, Inc.
          7.500%, due 05/01/17...........     5,675,000       2,922,625
        Bausch & Lomb, Inc.
          9.875%, due 11/01/15 (144A)(c).     5,500,000       4,138,750
        Baxter International, Inc.
          5.375%, due 06/01/18...........     1,000,000       1,047,294
        Biomet, Inc.
          10.000%, due 10/15/17..........     6,500,000       6,272,500
        VWR Funding, Inc.
          10.250%, due 07/15/15(a)(g)....     4,000,000       2,540,000
                                                        ---------------
                                                             16,921,169
                                                        ---------------
        HEALTH CARE PROVIDERS & SERVICES - 4.2%
        Alliance Imaging
          7.250%, due 12/15/12(a)........     2,975,000       2,543,625
        Centene Corp.
          7.250%, due 04/01/14...........     4,825,000       3,835,875
        Community Health Systems, Inc.
          8.875%, due 07/15/15...........     9,950,000       9,203,750
        DaVita, Inc.
          7.250%, due 03/15/15(a)........     7,500,000       7,162,500
        Hanger Orthopedic Group, Inc.
          10.250%, due 06/01/14..........     2,950,000       2,655,000

     ----------------------------------------------------------------------
     SECURITY                                     PAR           VALUE
     DESCRIPTION                                 AMOUNT        (NOTE 2)
     ----------------------------------------------------------------------

     HEALTH CARE PROVIDERS & SERVICES - CONTINUED
     HCA, Inc.
      6.375%, due 01/15/15................... $   9,500,000 $     5,842,500
      9.125%, due 11/15/14...................     8,000,000       7,440,000
     Select Medical Corp.
       7.625%, due 02/01/15(a)...............     4,500,000       2,407,500
     Sun Healthcare Group, Inc.
       9.125%, due 04/15/15(a)...............     7,450,000       6,556,000
     Tenet Healthcare Corp.
       9.250%, due 02/01/15(a)...............     2,500,000       2,025,000
     United Surgical Partners International,
       Inc.
       8.875%, due 05/01/17(a)...............     5,000,000       3,450,000
     UnitedHealth Group, Inc.
       4.875%, due 04/01/13..................     3,000,000       2,798,031
     Vanguard Health Holding Co. II
       9.000%, due 10/01/14..................     7,975,000       6,699,000
                                                            ---------------
                                                                 62,618,781
                                                            ---------------
     HOTELS, RESTAURANTS & LEISURE - 3.3%
     AMC Entertainment, Inc.
       8.000%, due 03/01/14..................     8,000,000       4,960,000
     Boyd Gaming Corp.
       7.125%, due 02/01/16(a)...............     4,500,000       2,677,500
     Gaylord Entertainment Co.
      8.000%, due 11/15/13...................     9,275,000       6,446,125
      6.750%, due 11/15/14...................     2,400,000       1,500,000
     Great Canadian Gaming Corp.
       7.250%, due 02/15/15 (144A)(c)........     4,600,000       3,151,000
     Isle of Capri Casinos, Inc.
       7.000%, due 03/01/14(a)...............     7,000,000       3,010,000
     Las Vegas Sands Corp.
       6.375%, due 02/15/15(a)...............     6,000,000       3,510,000
     Mandalay Resort Group
       9.375%, due 02/15/10..................     2,000,000       1,470,000
     MGM Mirage, Inc.
       6.750%, due 09/01/12(a)...............     5,500,000       3,877,500
     River Rock Entertainment Authority
       9.750%, due 11/01/11..................     4,850,000       4,049,750
     Scientific Games Corp.
       6.250%, due 12/15/12..................     2,500,000       2,025,000
     Seneca Gaming Corp.
       7.250%, due 05/01/12..................     3,500,000       2,835,000
     Snoqualmie Entertainment Authority
       9.125%, due 02/01/15
       (144A)(a)(c)..........................     6,000,000       3,750,000
     Station Casinos, Inc.
       6.500%, due 02/01/14(a)...............     4,500,000         281,250

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY                                    PAR           VALUE
     DESCRIPTION                                AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     HOTELS, RESTAURANTS & LEISURE - CONTINUED
     Turning Stone Casino Resort Enterprise
       9.125%, due 12/15/10 - 09/15/14
       (144A)(c)............................ $   7,350,000 $     6,022,750
                                                           ---------------
                                                                49,565,875
                                                           ---------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.2%
     AES Corp. (The)
       8.000%, due 10/15/17.................     8,000,000       6,600,000
     Mirant North America LLC
       7.375%, due 12/31/13.................     6,000,000       5,790,000
     NRG Energy, Inc.
      7.250%, due 02/01/14..................     6,900,000       6,468,750
      7.375%, due 01/15/17..................     5,500,000       5,073,750
     PPL Energy Supply LLC
       6.400%, due 11/01/11.................     2,000,000       1,968,420
     Reliant Energy, Inc.
      6.750%, due 12/15/14..................     3,725,000       3,371,125
      7.875%, due 06/15/17(a)...............     4,500,000       3,667,500
                                                           ---------------
                                                                32,939,545
                                                           ---------------
     INSURANCE - 0.2%
     HUB International Holdings, Inc.
       9.000%, due 12/15/14 (144A)(c).......     3,200,000       1,972,000
     USI Holdings Corp.
       6.024%, due 11/15/14
       (144A)(c)(e).........................     3,500,000       1,439,375
                                                           ---------------
                                                                 3,411,375
                                                           ---------------
     INTERNET & CATALOG RETAIL - 0.3%
     Brookstone Co., Inc.
       12.000%, due 10/15/12(a).............     3,950,000       2,271,250
     Expedia, Inc.
       8.500%, due 07/01/16 (144A)(c).......     3,125,000       2,343,750
                                                           ---------------
                                                                 4,615,000
                                                           ---------------
     IT SERVICES - 0.3%
     Freescale Semiconductor, Inc.
       8.875%, due 12/15/14.................     9,000,000       4,005,000
     Unisys Corp.
       8.000%, due 10/15/12.................     1,200,000         342,000
                                                           ---------------
                                                                 4,347,000
                                                           ---------------
     LEISURE EQUIPMENT & PRODUCTS - 0.2%
     Mattel, Inc.
       5.625%, due 03/15/13.................     4,000,000       3,535,372
                                                           ---------------
     LIFE SCIENCES TOOLS & SERVICES - 0.4%
     Bio-Rad Laboratories, Inc.
       6.125%, due 12/15/14.................     7,700,000       6,217,750
                                                           ---------------
     MACHINERY - 0.6%
     Actuant Corp.
       6.875%, due 06/15/17.................     3,000,000       2,272,500

         --------------------------------------------------------------------
         SECURITY                             PAR              VALUE
         DESCRIPTION                         AMOUNT           (NOTE 2)
         --------------------------------------------------------------------

         MACHINERY - CONTINUED
         Gardner Denver, Inc.
           8.000%, due 05/01/13.......... $   4,250,000    $     3,761,250
         Mueller Water Products, Inc.
           7.375%, due 06/01/17..........     4,850,000          3,322,250
                                                           ---------------
                                                                 9,356,000
                                                           ---------------
         MANUFACTURING - 0.6%
         Park - Ohio Industries, Inc.
           8.375%, due 11/15/14(a).......     3,925,000          1,628,875
         RBS Global, Inc./Rexnord Corp.
          9.500%, due 08/01/14...........     9,100,000          6,825,000
          11.750%, due 08/01/16(a).......       300,000            171,750
          8.875%, due 09/01/16...........       100,000             59,000
                                                           ---------------
                                                                 8,684,625
                                                           ---------------
         MEDIA - 3.3%
         Affinion Group, Inc.
           11.500%, due 10/15/15.........     4,300,000          2,606,875
         Allbritton Communications Co.
           7.750%, due 12/15/12(a).......     8,500,000          4,218,125
         CCH I Holdings LLC
           0.000%/ 11.750%, due
           05/15/14(a)(b)................     7,800,000            438,750
         CCH I LLC/CCH I Capital Corp.
           11.000%, due 10/01/15(a)......    12,600,000          2,268,000
         CCH II LLC/CCH II Capital Corp.
           10.250%, due 09/15/10(a)......     2,540,000          1,181,100
         DirecTV Holdings LLC/DirecTV
           Financing Co.
          8.375%, due 03/15/13...........     2,500,000          2,500,000
          6.375%, due 06/15/15...........     8,900,000          8,254,750
         EchoStar DBS Corp.
           7.125%, due 02/01/16(a).......     6,750,000          5,670,000
         Grupo Televisa S.A.
           6.000%, due 05/15/18..........     1,050,000            888,195
         Idearc, Inc.
           8.000%, due 11/15/16(a).......     8,975,000            718,000
         Interpublic Group of Cos., Inc.
           6.250%, due 11/15/14(a).......     5,000,000          2,250,000
         Lin Television Corp.
           6.500%, due 05/15/13(a).......     7,000,000          3,377,500
         Mediacom Broadband LLC
           8.500%, due 10/15/15..........     3,275,000          2,149,219
         Mediacom LLC
           9.500%, due 01/15/13..........     7,260,000          5,517,600
         Paxson Communications Corp.
           11.003%, due 01/15/13
           (144A)(c)(e)(g)...............     2,102,980            233,956
         R.H. Donnelley Corp.
           8.875%, due 01/15/16(a).......     7,800,000          1,209,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                  PAR           VALUE
      DESCRIPTION                              AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      MEDIA - CONTINUED
      Sinclair Broadcast Group, Inc.
        8.000%, due 03/15/12(a)............ $     932,000 $       703,660
      Univision Communications, Inc.
        9.750%, due 03/15/15
        (144A)(c)(g).......................     5,175,000         672,750
      Walt Disney Co. (The)
        4.500%, due 12/15/13...............     2,400,000       2,418,487
      Warner Music Group
        7.375%, due 04/15/14...............     4,500,000       2,655,000
                                                          ---------------
                                                               49,930,967
                                                          ---------------
      METALS & MINING - 2.1%
      Algoma Acquisition Corp.
        9.875%, due 06/15/15 (144A)(c).....     3,300,000       1,270,500
      Allegheny Ludlum Corp.
        6.950%, due 12/15/25(a)............     3,700,000       3,294,158
      Century Aluminum Co.
        7.500%, due 08/15/14...............     3,500,000       2,030,000
      Foundation Pennsylvania Coal Co.
        7.250%, due 08/01/14...............     5,000,000       4,125,000
      Freeport McMoRan Copper & Gold, Inc.
       8.250%, due 04/01/15(a).............     3,500,000       2,978,430
       8.375%, due 04/01/17................     9,300,000       7,636,565
      Noranda Aluminium Acquisition Corp.
        6.595%, due 05/15/15(e)(g).........     6,500,000       2,242,500
      Peabody Energy Corp.
       5.875%, due 04/15/16................     4,500,000       3,847,500
       7.375%, due 11/01/16................     3,500,000       3,307,500
                                                          ---------------
                                                               30,732,153
                                                          ---------------
      MULTI-UTILITIES - 0.0%
      Pacific Energy Partners LP/Pacific
        Energy Finance Corp.
        6.250%, due 09/15/15...............     1,000,000         744,628
                                                          ---------------
      MULTILINE RETAIL - 0.0%
      Harry & David Holdings, Inc.
        9.000%, due 03/01/13...............     2,000,000         650,000
                                                          ---------------
      OIL, GAS & CONSUMABLE FUELS - 8.0%
      Chesapeake Energy Corp.
        7.625%, due 07/15/13...............     1,000,000         865,000
       6.250%, due 01/15/18(a).............    10,600,000       7,897,000
       7.250%, due 12/15/18(a).............     7,900,000       6,201,500
      Cimarex Energy Co.
        7.125%, due 05/01/17(a)............     7,950,000       6,240,750
      Colorado Interstate Gas Co.
        6.800%, due 11/15/15...............     2,107,000       1,825,699
      Dynegy Holdings, Inc.
        6.875%, due 04/01/11...............     2,375,000       2,090,000
       8.375%, due 05/01/16................     9,500,000       6,792,500
       7.750%, due 06/01/19................     3,925,000       2,727,875

      -------------------------------------------------------------------
      SECURITY                                  PAR           VALUE
      DESCRIPTION                              AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      OIL, GAS & CONSUMABLE FUELS - CONTINUED
      El Paso Corp.
        7.000%, due 06/15/17............... $   7,000,000 $     5,513,235
       12.000%, due 12/12/13...............     1,600,000       1,576,000
       7.250%, due 06/01/18................     1,600,000       1,277,875
      El Paso Natural Gas Co.
        5.950%, due 04/15/17...............     4,000,000       3,198,484
      EOG Resources, Inc.
        6.125%, due 10/01/13...............     1,100,000       1,150,479
      Forest Oil Corp.
        7.250%, due 06/15/19(a)............     7,500,000       5,512,500
       7.250%, due 06/15/19 (144A)(c)......       950,000         698,250
      KCS Energy, Inc.
        7.125%, due 04/01/12...............     5,000,000       3,775,000
      Kerr-McGee Corp.
        6.950%, due 07/01/24...............     6,850,000       6,019,842
      MarkWest Energy Partners LP/MarkWest
        Energy Finance Corp.
        6.875%, due 11/01/14...............     5,000,000       3,175,000
       8.500%, due 07/15/16................       825,000         530,063
       8.750%, due 04/15/18................     4,400,000       2,750,000
      Nabors Industries, Inc.
        6.150%, due 02/15/18...............     4,000,000       3,447,096
      Newfield Exploration Co.
        7.125%, due 05/15/18...............     4,800,000       3,816,000
      Northwest Pipeline Corp.
        7.000%, due 06/15/16...............     2,500,000       2,267,332
       6.050%, due 06/15/18................       900,000         786,524
      Panhandle Eastern Pipeline Co.
        7.000%, due 06/15/18...............     1,850,000       1,479,606
      Petrobras International Finance Co.
        5.875%, due 03/01/18...............     5,000,000       4,520,000
      Pioneer Natural Resources Co.,
        Series A
        7.200%, due 01/15/28(a)............     1,510,000         957,749
      Quicksilver Resources, Inc.
        7.125%, due 04/01/16(a)............     2,400,000       1,296,000
       8.250%, due 08/01/15................     6,700,000       4,288,000
      Range Resources Corp.
        7.375%, due 07/15/13...............     2,575,000       2,259,563
       7.250%, due 05/01/18(a).............       800,000         672,000
      Tennessee Gas Pipeline Co.
        7.500%, due 04/01/17...............     3,500,000       3,104,797
      Tesoro Corp.
        6.250%, due 11/01/12...............     5,750,000       3,996,250
      VeraSun Energy Corp.
        9.375%, due 06/01/17(d)............     4,400,000         550,000
      Williams Cos., Inc. (The)
        7.875%, due 09/01/21...............     6,950,000       5,326,265

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


     ------------------------------------------------------------------------
     SECURITY                                    PAR              VALUE
     DESCRIPTION                                AMOUNT           (NOTE 2)
     ------------------------------------------------------------------------

     OIL, GAS & CONSUMABLE FUELS - CONTINUED
     Williams Partners LP/Williams Partners
       Finance Corp.
       7.250%, due 02/01/17................. $  10,000,000    $     7,911,210
     XTO Energy, Inc.
       5.500%, due 06/15/18.................     3,500,000          3,174,122
                                                              ---------------
                                                                  119,669,566
                                                              ---------------
     PAPER & FOREST PRODUCTS - 0.5%
     Buckeye Technologies, Inc.
       8.000%, due 10/15/10(a)..............     4,652,000          4,256,580
     International Paper Co.
       7.950%, due 06/15/18.................     3,150,000          2,493,430
     Norske Skog Canada, Ltd.
       7.375%, due 03/01/14(a)..............     2,300,000            862,500
                                                              ---------------
                                                                    7,612,510
                                                              ---------------
     PERSONAL PRODUCTS - 0.6%
     Elizabeth Arden, Inc.
       7.750%, due 01/15/14(a)..............     9,300,000          6,091,500
     Estee Lauder Co., Inc. (The) - Class A
       7.750%, due 11/01/13.................     2,000,000          2,116,570
                                                              ---------------
                                                                    8,208,070
                                                              ---------------
     PHARMACEUTICALS - 0.5%
     Axcan Intermediate Holdings, Inc.
       12.750%, due 03/01/16................     2,500,000          2,112,500
     Warner Chilcott Corp.
       8.750%, due 02/01/15.................     5,671,000          5,075,545
                                                              ---------------
                                                                    7,188,045
                                                              ---------------
     REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
     Felcor Lodging LP
       8.500%, due 06/01/11.................     2,260,000          1,683,700
     Host Marriott LP
      7.000%, due 08/15/12..................     7,800,000          6,649,500
      6.375%, due 03/15/15(a)...............     3,000,000          2,250,000
                                                              ---------------
                                                                   10,583,200
                                                              ---------------
     ROAD & RAIL - 0.3%
     Avis Budget Car Rental LLC/Avis Budget
       Finance, Inc.
       7.625%, due 05/15/14(a)..............     8,400,000          2,478,000
     Canadian National Railway Co.
       4.950%, due 01/15/14.................     2,100,000          2,060,484
                                                              ---------------
                                                                    4,538,484
                                                              ---------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
     Advanced Micro Devices, Inc.
       7.750%, due 11/01/12(a)..............     5,000,000          2,212,500
                                                              ---------------
     SOFTWARE - 0.5%
     First Data Corp.
       9.875%, due 09/24/15(a)..............     3,600,000          2,196,000

     ---------------------------------------------------------------------------
     SECURITY                                    PAR              VALUE
     DESCRIPTION                                AMOUNT           (NOTE 2)
     ---------------------------------------------------------------------------

     SOFTWARE - CONTINUED
     Open Solutions, Inc.
       9.750%, due 02/01/15 (144A)(c)....... $   3,500,000    $       542,500
     Serena Software, Inc.
       10.375%, due 03/15/16................     2,425,000          1,242,812
     Vangent, Inc.
       9.625%, due 02/15/15.................     5,000,000          2,931,250
                                                              ---------------
                                                                    6,912,562
                                                              ---------------
     SPECIALTY RETAIL - 0.4%
     Inergy LP/Inergy Finance Corp.
       8.250%, due 03/01/16.................     6,250,000          4,906,250
     New Albertsons, Inc.
       7.250%, due 05/01/13.................       950,000            807,500
                                                              ---------------
                                                                    5,713,750
                                                              ---------------
     TEXTILES, APPAREL & LUXURY GOODS - 0.7%
     INVISTA, Inc.
       9.250%, due 05/01/12 (144A)(c).......     5,600,000          3,948,000
     Levi Strauss & Co.
       8.875%, due 04/01/16(a)..............     6,300,000          4,315,500
     Quiksilver, Inc.
       6.875%, due 04/15/15.................     6,300,000          2,063,250
                                                              ---------------
                                                                   10,326,750
                                                              ---------------
     TRADING COMPANIES & DISTRIBUTORS - 0.3%
     Interline Brands, Inc.
       8.125%, due 06/15/14(a)..............     5,500,000          4,372,500
                                                              ---------------
     TRANSPORTATION - 0.5%
     Bristow Group, Inc.
      6.125%, due 06/15/13..................     8,000,000          5,800,000
      7.500%, due 09/15/17..................     3,000,000          2,025,000
                                                              ---------------
                                                                    7,825,000
                                                              ---------------
     WIRELESS TELECOMMUNICATION SERVICES - 1.0%
     Centennial Communications Corp.
       10.000%, due 01/01/13(a).............     8,000,000          8,320,000
     iPCS, Inc.
       6.443%, due 05/01/14(a)(e)(g)........     4,000,000          2,460,000
     MetroPCS Wireless, Inc.
       9.250%, due 11/01/14.................     4,100,000          3,690,000
                                                              ---------------
                                                                   14,470,000
                                                              ---------------
     Total Domestic Bonds & Debt Securities
     (Cost $1,396,416,201)                                      1,008,384,406
                                                              ---------------
     U. S. GOVERNMENT & AGENCY OBLIGATIONS - 16.4%
     Federal Home Loan Mortgage Corp.
       5.750%, due 03/15/09.................     5,000,000          5,055,330
     Federal National Mortgage Assoc.
      6.000%, due 03/01/33-06/01/37.........    91,614,760         94,490,149
      6.500%, due 05/01/35-08/01/37.........    64,460,039         67,045,381
      5.500%, due 01/01/37-02/01/38.........    32,608,242         33,467,710

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
      U.S. Treasury Note
       4.625%, due 07/31/12(a).............. $  15,000,000 $    16,819,935
       4.000%, due
         09/30/09-02/15/14(a)...............    25,000,000      27,811,350
                                                           ---------------
      Total U.S. Government & Agency
      Obligations
      (Cost $238,022,338)                                      244,689,855
                                                           ---------------

      CONVERTIBLE BONDS - 9.4%
      AEROSPACE & DEFENSE - 0.3%
      L-3 Communications Corp.
        3.000%, due 08/01/35................     4,000,000       4,000,000
                                                           ---------------
      AIRLINES - 0.0%
      Frontier Airlines, Inc.
        5.000%, due 12/15/25(d).............     1,000,000         205,000
                                                           ---------------
      BEVERAGES - 0.4%
      Molson Coors Brewing Co.
        2.500%, due 07/30/13................     5,000,000       5,987,500
                                                           ---------------
      BIOTECHNOLOGY - 1.2%
      Amgen, Inc.
        0.125%, due 02/01/11................     4,000,000       3,865,000
      BioMarin Pharmaceutical, Inc.
        2.500%, due 03/29/13................     3,000,000       3,405,000
      CV Therapeutics, Inc.
       2.750%, due 05/16/12.................       700,000         503,125
       3.250%, due 08/16/13(a)..............     2,300,000       1,480,625
      Decode Genetics, Inc.
        3.500%, due 04/15/11(d).............     1,666,000         183,260
      Fisher Scientific International, Inc.
        3.250%, due 03/01/24(a).............     2,500,000       2,815,625
      Gilead Sciences, Inc.
        0.625%, due 05/01/13(a).............     4,000,000       5,465,000
      InterMune, Inc.
        0.250%, due 03/01/11................     1,000,000         833,750
                                                           ---------------
                                                                18,551,385
                                                           ---------------
      COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
      Charles River Associates, Inc.
        2.875%, due 06/15/34................     6,000,000       5,392,500
                                                           ---------------
      COMMUNICATIONS EQUIPMENT - 0.1%
      ADC Telecommunications, Inc.
        2.698%, due 06/15/13(e).............     2,400,000       1,092,000
                                                           ---------------
      COMPUTERS & PERIPHERALS - 0.3%
      EMC Corp./Massachusetts
        1.750%, due 12/01/11(a).............     4,000,000       3,925,000
                                                           ---------------
      DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
      Qwest Communications International,
        Inc.
        3.500%, due 11/15/25................     4,000,000       3,385,000
                                                           ---------------

         -------------------------------------------------------------------
         SECURITY                            PAR              VALUE
         DESCRIPTION                        AMOUNT           (NOTE 2)
         -------------------------------------------------------------------

         ELECTRICAL EQUIPMENT - 0.5%
         Evergreen Solar, Inc.
           4.000%, due 07/15/13......... $   3,350,000    $     1,096,924
         Roper Industries, Inc.
           1.481%/0.000%, due
           01/15/34(h)..................    12,500,000          6,765,625
                                                          ---------------
                                                                7,862,549
                                                          ---------------
         ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
         Flir Systems, Inc.
           3.000%, due 06/01/23.........       275,000            765,875
         Itron, Inc.
           2.500%, due 08/01/26.........     1,000,000          1,077,500
                                                          ---------------
                                                                1,843,375
                                                          ---------------
         ENERGY EQUIPMENT & SERVICES - 0.2%
         Hanover Compressor Co.
           4.750%, due 01/15/14.........     3,500,000          2,266,250
                                                          ---------------
         FOOD PRODUCTS - 0.5%
         Archer-Daniels-Midland Co.
           0.875%, due 02/15/14(a)......     7,500,000          7,350,000
                                                          ---------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
         Medtronic, Inc.
           1.500%, due 04/15/11.........     1,500,000          1,402,500
                                                          ---------------
         HEALTH CARE PROVIDERS & SERVICES - 0.0%
         Five Star Quality Care, Inc.
           3.750%, due 10/15/26.........     1,500,000            521,250
                                                          ---------------
         INTERNET SOFTWARE & SERVICES - 0.3%
         Equinix, Inc.
           2.500%, due 04/15/12.........     5,000,000          3,743,750
                                                          ---------------
         LIFE SCIENCES TOOLS & SERVICES - 0.5%
         Millipore Corp.
           3.750%, due 06/01/26(a)......     7,000,000          6,142,500
         Nektar Therapeutics
           3.250%, due 09/28/12.........       900,000            533,250
                                                          ---------------
                                                                6,675,750
                                                          ---------------
         MACHINERY - 0.2%
         Actuant Corp.
           2.000%, due 11/15/23.........     1,400,000          1,415,750
         Danaher Corp.
           0.699%, due 01/22/21(a)(i)...     2,500,000          2,206,250
                                                          ---------------
                                                                3,622,000
                                                          ---------------
         MEDIA - 0.6%
         Liberty Media Corp.
           3.250%, due 03/15/31(a)......     8,250,000          2,640,000
         Omnicom Group, Inc.
           0.000%, due 07/01/38(i)......     3,000,000          2,726,250
         Sinclair Broadcast Group, Inc.
          6.000%, due 09/15/12..........     5,000,000          2,300,000
          4.875%/2.000%, due
            07/15/18(h).................     3,000,000          1,485,000
                                                          ---------------
                                                                9,151,250
                                                          ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                               SHARES/PAR       VALUE
      DESCRIPTION                              AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      METALS & MINING - 0.9%
      Newmont Mining Corp.
        1.250%, due 07/15/14(a)............ $   5,000,000 $     5,375,000
      Placer Dome, Inc.
        2.750%, due 10/15/23...............     5,550,000       8,470,688
                                                          ---------------
                                                               13,845,688
                                                          ---------------
      OIL, GAS & CONSUMABLE FUELS - 0.1%
      Quicksilver Resources, Inc.
        1.875%, due 11/01/24...............     3,000,000       1,882,500
                                                          ---------------
      PHARMACEUTICALS - 1.2%
      Alza Corp.
        0.596%, due 07/28/20(a)(i)*........     7,000,000       6,282,500
      Teva Pharmaceutical Finance Co. B.V.
        1.750%, due 02/01/26(a)............     4,675,000       5,160,031
      Teva Pharmaceutical Industries, Ltd.
        0.250%, due 02/01/24...............     3,500,000       4,326,875
      Wyeth
        2.621%, due 01/15/24(e)............     2,000,000       1,991,400
                                                          ---------------
                                                               17,760,806
                                                          ---------------
      PROFESSIONAL SERVICES - 0.5%
      FTI Consulting, Inc.
        3.750%, due 07/15/12...............     5,000,000       7,462,500
                                                          ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
      Intel Corp.
        2.950%, due 12/15/35...............     5,000,000       4,356,250
                                                          ---------------
      SOFTWARE - 0.3%
      Symantec Corp.
        0.750%, due 06/15/11...............     5,000,000       4,750,000
                                                          ---------------
      WIRELESS TELECOMMUNICATION SERVICES - 0.2%
      Nextel Communications, Inc.
        5.250%, due 01/15/10...............     1,500,000       1,306,875
      NII Holdings, Inc.
        2.750%, due 08/15/25...............     2,500,000       2,178,125
                                                          ---------------
                                                                3,485,000
                                                          ---------------
      Total Convertible Bonds
      (Cost $171,525,908)                                     140,519,803
                                                          ---------------

      COMMON STOCKS - 0.2%
      ENERGY EQUIPMENT & SERVICES - 0.2%
      Pride International, Inc.*(a)........        59,511         950,986
      Rowan Cos., Inc.(a)..................        14,200         225,780
      Schlumberger, Ltd.(a)................        20,000         846,600
                                                          ---------------
                                                                2,023,366
                                                          ---------------
      MEDIA - 0.0%
      Charter Communications, Inc. -
        Class A*(a)........................       166,500          13,619
                                                          ---------------

       -----------------------------------------------------------------
       SECURITY                                              VALUE
       DESCRIPTION                             SHARES       (NOTE 2)
       -----------------------------------------------------------------

       PAPER & FOREST PRODUCTS - 0.0%
       Indah Kiat Pulp and Paper Corp.*....    1,867,500 $       130,372
                                                         ---------------
       Total Common Stocks
       (Cost $4,539,366)                                       2,167,357
                                                         ---------------

       PREFERRED STOCKS - 0.1%
       DIVERSIFIED FINANCIAL SERVICES - 0.1%
       Preferred Blocker, Inc.
         9.000% (144A)(c)*.................        2,820         705,000
                                                         ---------------
       THRIFTS & MORTGAGE FINANCE - 0.0%
       Federal National Mortgage Assoc.
         8.250%(a).........................      136,300         113,129
                                                         ---------------
       Total Preferred Stocks
       (Cost $4,128,167)                                         818,129
                                                         ---------------

       CONVERTIBLE PREFERRED STOCKS - 2.6%
       COMMERCIAL BANKS - 0.3%
       Wachovia Corp.
         7.500%, due 12/31/49(a)...........        6,000       4,500,000
                                                         ---------------
       DIVERSIFIED FINANCIAL SERVICES - 0.7%
       Bank of America Corp.
         7.250%, due 12/31/49..............        8,500       5,525,000
       Vale Capital, Ltd.
         5.500%, due 06/15/10(a)...........      160,725       4,259,212
                                                         ---------------
                                                               9,784,212
                                                         ---------------
       FOOD PRODUCTS - 0.2%
       H.J. Heinz Co.
         8.000%, due 07/15/13
         (144A)(c).........................           25       2,576,563
                                                         ---------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
       NRG Energy, Inc.
         5.750%, due 03/16/09..............       25,000       5,373,437
        4.000%, due 12/31/49...............          900       1,025,100
                                                         ---------------
                                                               6,398,537
                                                         ---------------
       MULTI-UTILITIES - 0.0%
       CMS Energy Corp.
         4.500%, due 12/31/49..............        5,000         265,313
                                                         ---------------
       OIL, GAS & CONSUMABLE FUELS - 0.7%
       Chesapeake Energy Corp.
         4.500%, due 12/31/49(a)...........       45,000       2,615,625
       El Paso Corp.
         4.990%, due 12/31/49..............        5,500       3,630,000
       Williams Holdings of Delaware, Inc.
         5.500%, due 06/01/33..............       65,000       4,420,000
                                                         ---------------
                                                              10,665,625
                                                         ---------------
       PHARMACEUTICALS - 0.3%
       Mylan, Inc.
         6.500%, due 11/15/10..............        6,500       4,283,695
                                                         ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


   -------------------------------------------------------------------------
   SECURITY                                    SHARES/PAR        VALUE
   DESCRIPTION                                   AMOUNT         (NOTE 2)
   -------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE - 0.0%
   Federal National Mortgage Assoc.
     8.750%, due 05/13/11.................... $     125,000 $       131,250
                                                            ---------------
   Total Convertible Preferred Stocks
   (Cost $60,378,517)                                            38,605,195
                                                            ---------------

   ESCROWED SHARES - 0.0%
   HOTELS, RESTAURANTS & LEISURE - 0.0%
   Premier Entertainment Biloxi LLC
     10.750%, due 02/01/12*
     (Cost - $0).............................     3,100,000               0
                                                            ---------------

   SHORT-TERM INVESTMENTS - 15.1%
   State Street Bank & Trust Co.,
     Repurchase Agreement, dated
     12/31/08 at 0.010% to be
     repurchased at $28,416,016 on
     01/02/09 collateralized by
     $28,985,000 U.S Treasury Bill at
     0.033% due 02/19/09 with a value of
     $28,985,000............................. $  28,416,000      28,416,000
   State Street Navigator Securities Lending
     Trust Prime Portfolio(f)................   197,333,713     197,333,713
                                                            ---------------
   Total Short-Term Investments
   (Cost $225,749,713)                                          225,749,713
                                                            ---------------

   TOTAL INVESTMENTS - 111.4%
   (Cost $2,100,760,210)                                      1,660,934,458
                                                            ---------------

   Other Assets and Liabilities (net) - (11.4)%                (169,849,062)
                                                            ---------------

   TOTAL NET ASSETS - 100.0%                                $ 1,491,085,396
                                                            ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $92,977,121 of net assets.
(d) Security is in default and/or issuer is in bankruptcy.
(e) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.
(f) Represents investment of collateral received from securities lending transactions.
(g) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i) Zero coupon bond - Interest rate represents current yield to maturity.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at December 31, 2008, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
        PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)   PORTFOLIO
        ---------------------------------------------------------------
                          AAA                                   17.83%
                          AA                                     0.41
                          A                                      8.65
                          BBB                                   12.24
                          BB                                    19.37
                          B                                     29.06
                          Below B                                9.01
                          Equities/Other                         3.43
                                                               ------
                          Total:                               100.00%
                                                               ======

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  232,920,320              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,428,014,138               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,660,934,458              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

LORD ABBETT BOND DEBENTURE PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $1,632,518,458
   Repurchase Agreement                                                       28,416,000
   Cash                                                                        4,142,217
   Receivable for Trust shares sold                                              521,399
   Dividends receivable                                                          208,750
   Interest receivable                                                        28,612,047
                                                                          --------------
       Total assets                                                        1,694,418,871
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   3,542,498
       Trust shares redeemed                                                   1,595,241
       Distribution and services fees--Class B                                   109,266
       Distribution and services fees--Class E                                     2,902
       Collateral for securities on loan                                     197,333,713
       Management fee (Note 3)                                                   619,825
       Administration fee                                                         10,639
       Custodian and accounting fees                                              13,498
   Accrued expenses                                                              105,893
                                                                          --------------
       Total liabilities                                                     203,333,475
                                                                          --------------
NET ASSETS                                                                $1,491,085,396
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $1,849,960,465
   Accumulated net realized loss                                             (48,054,162)
   Unrealized depreciation on investments                                   (439,825,752)
   Undistributed net investment income                                       129,004,845
                                                                          --------------
       Total                                                              $1,491,085,396
                                                                          ==============
NET ASSETS
   Class A                                                                $  933,691,176
                                                                          ==============
   Class B                                                                   533,598,356
                                                                          ==============
   Class E                                                                    23,795,864
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    96,011,280
                                                                          ==============
   Class B                                                                    55,314,081
                                                                          ==============
   Class E                                                                     2,461,864
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $         9.72
                                                                          ==============
   Class B                                                                          9.65
                                                                          ==============
   Class E                                                                          9.67
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $1,875,010,497
(b)Includes cash collateral for securities loaned of                         197,333,713

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LORD ABBETT BOND DEBENTURE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   4,063,010
   Interest (2)                                                             135,525,727
                                                                          -------------
       Total investment income                                              139,588,737
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    9,411,430
   Administration fees                                                          125,864
   Custodian and accounting fees                                                 87,941
   Distribution and services fees--Class B                                    1,746,462
   Distribution and services fees--Class E                                       47,910
   Audit and tax services                                                        30,462
   Legal                                                                          9,784
   Trustee fees and expenses                                                     18,448
   Shareholder reporting                                                        282,222
   Insurance                                                                     27,093
   Other                                                                          8,774
                                                                          -------------
       Total expenses                                                        11,796,390
                                                                          -------------
   Net investment income                                                    127,792,347
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                          (45,327,371)
                                                                          -------------
   Net realized loss on investments                                         (45,327,371)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (452,287,553)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (452,287,553)
                                                                          -------------
   Net realized and unrealized loss on investments                         (497,614,924)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(369,822,577)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      18,807
(2)Interest income includes securities lending net income of:                 3,196,474

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LORD ABBETT BOND DEBENTURE PORTFOLIO
                                                                           YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              2008            2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  127,792,347  $  119,022,172
   Net realized gain (loss) on investments                                  (45,327,371)     42,267,027
   Net change in unrealized depreciation on investments                    (452,287,553)    (32,578,093)
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations         (369,822,577)    128,711,106
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (52,521,018)    (64,317,957)
     Class B                                                                (29,999,174)    (40,713,127)
     Class E                                                                 (1,390,456)     (2,056,674)
   From net realized gains
     Class A                                                                (18,216,474)     (1,483,303)
     Class B                                                                (10,874,653)       (982,014)
     Class E                                                                   (495,656)        (48,695)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (113,497,431)   (109,601,770)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4 AND 8)
   Proceeds from shares sold
     Class A                                                                204,129,107     370,354,362
     Class B                                                                 53,163,124     123,475,761
     Class E                                                                  3,988,003      12,023,208
   Net asset value of shares issued through acquisition
     Class A                                                                         --              --
     Class B                                                                         --      27,175,078
     Class E                                                                         --              --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 70,737,492      65,801,260
     Class B                                                                 40,873,827      41,695,141
     Class E                                                                  1,886,112       2,105,369
   Cost of shares repurchased
     Class A                                                               (272,772,724)   (277,006,769)
     Class B                                                               (183,377,768)   (165,438,325)
     Class E                                                                (11,759,639)    (13,749,497)
                                                                         --------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                         (93,132,466)    186,435,588
                                                                         --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (576,452,474)    205,544,924
   Net assets at beginning of period                                      2,067,537,870   1,861,992,946
                                                                         --------------  --------------
   Net assets at end of period                                           $1,491,085,396  $2,067,537,870
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $  129,004,845  $   83,330,075
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                            CLASS A
LORD ABBETT BOND DEBENTURE PORTFOLIO                                      -------------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
                                                                            2008     2007      2006     2005    2004
                                                                          -------  --------  --------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................  $12.63  $  12.51  $  12.28  $12.63  $12.04
                                                                          -------  --------  --------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................    0.78      0.77      0.71    0.75    0.70
Net Realized/Unrealized Gain (Loss) on Investments.......................   (3.00)     0.07      0.39   (0.52)   0.31
                                                                          -------  --------  --------  ------  ------
Total From Investment Operations.........................................   (2.22)     0.84      1.10    0.23    1.01
                                                                          -------  --------  --------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.51)    (0.70)    (0.87)  (0.58)  (0.42)
Distributions from Net Realized Capital Gains............................   (0.18)    (0.02)       --      --      --
                                                                          -------  --------  --------  ------  ------
Total Distributions......................................................   (0.69)    (0.72)    (0.87)  (0.58)  (0.42)
                                                                          -------  --------  --------  ------  ------
NET ASSET VALUE, END OF PERIOD...........................................   $9.72  $  12.63  $  12.51  $12.28  $12.63
                                                                          =======  ========  ========  ======  ======
TOTAL RETURN                                                              (18.40)%     6.85%     9.35%   1.81%   8.43%
Ratio of Expenses to Average Net Assets After Reimbursement..............   0.53 %     0.53%     0.56%   0.56%   0.63%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.   0.53 %     0.54%      N/A     N/A     N/A
Ratio of Net investment Income to Average Net Assets.....................   6.84 %     6.11%     5.85%   5.92%   5.65%
Portfolio Turnover Rate..................................................   24.8 %     36.0%     36.7%   42.1%   39.8%
Net Assets, End of Period (in millions)..................................  $933.7  $1,228.9  $1,059.0  $856.4  $520.3

                                                                                            CLASS B
                                                                          -------------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
                                                                            2008     2007      2006     2005    2004
                                                                          -------  --------  --------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................  $12.54  $  12.43  $  12.19  $12.54  $11.97
                                                                          -------  --------  --------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................    0.75      0.73      0.67    0.71    0.69
Net Realized/Unrealized Gain (Loss) on Investments.......................   (2.97)     0.07      0.40   (0.52)   0.29
                                                                          -------  --------  --------  ------  ------
Total From Investment Operations.........................................   (2.22)     0.80      1.07    0.19    0.98
                                                                          -------  --------  --------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.49)    (0.67)    (0.83)  (0.54)  (0.41)
Distributions from Net Realized Capital Gains............................   (0.18)    (0.02)       --      --      --
                                                                          -------  --------  --------  ------  ------
Total Distributions......................................................   (0.67)    (0.69)    (0.83)  (0.54)  (0.41)
                                                                          -------  --------  --------  ------  ------
NET ASSET VALUE, END OF PERIOD...........................................   $9.65  $  12.54  $  12.43  $12.19  $12.54
                                                                          =======  ========  ========  ======  ======
TOTAL RETURN                                                              (18.60)%     6.55%     9.15%   1.49%   8.17%
Ratio of Expenses to Average Net Assets After Reimbursement..............   0.78 %     0.78%     0.81%   0.81%   0.88%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.   0.78 %     0.78%      N/A     N/A     N/A
Ratio of Net Investment Income to Average Net Assets.....................   6.57 %     5.85%     5.59%   5.65%   5.61%
Portfolio Turnover Rate..................................................   24.8 %     36.0%     36.7%   42.1%   39.8%
Net Assets, End of Period (in millions)..................................  $533.6  $  800.6  $  765.9  $704.5  $776.0

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                            CLASS E
LORD ABBETT BOND DEBENTURE PORTFOLIO                                       ----------------------------------------
                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------
                                                                             2008     2007    2006    2005    2004
                                                                           -------   ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD...................................... $ 12.56   $12.44  $12.21  $12.57  $12.00
                                                                           -------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..................................................    0.76     0.74    0.69    0.72    0.70
Net Realized/Unrealized Gain (Loss) on Investment.........................   (2.97)    0.08    0.38   (0.52)   0.29
                                                                           -------   ------  ------  ------  ------
Total From Investment Operations..........................................   (2.21)    0.82    1.07    0.20    0.99
                                                                           -------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................   (0.50)   (0.68)  (0.84)  (0.56)  (0.42)
Distributions from Net Realized Capital Gains.............................   (0.18)   (0.02)     --      --      --
                                                                           -------   ------  ------  ------  ------
Total Distributions.......................................................   (0.68)   (0.70)  (0.84)  (0.56)  (0.42)
                                                                           -------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD............................................ $  9.67   $12.56  $12.44  $12.21  $12.57
                                                                           =======   ======  ======  ======  ======
TOTAL RETURN                                                                (18.52)%   6.73%   9.18%   1.60%   8.24%
Ratio of Expenses to Average Net Assets After Reimbursement...............    0.68 %   0.68%   0.71%   0.71%   0.78%
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates.    0.68 %   0.68%    N/A     N/A     N/A
Ratio of Net Investment Income to Average Net Asset.......................    6.66 %   5.95%   5.69%   5.76%   5.67%
Portfolio Turnover Rate...................................................    24.8 %   36.0%   36.7%   42.1%   39.8%
Net Assets, End of Period (in millions)................................... $  23.8   $ 37.8  $ 37.1   $35.1   $35.2

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Lord Abbett Bond Debenture Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $41,997,878 $41,997,878

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

I. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $9,411,430         0.60%    First $250 Million

                                 0.55%    $250 Million to $500 Million

                                 0.50%    $500 Million to $1 Billion

                                 0.45%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                    Shares Issued                              Net Increase
                                    in Connection                               (Decrease)
             Beginning             with Acquisition                             in Shares     Ending
              Shares      Sales        (Note 8)     Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ---------------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  97,337,764 17,556,512           --       5,934,354   (24,817,350)  (1,326,484) 96,011,280
 12/31/2007  84,678,506 29,600,819           --       5,332,355   (22,273,916)  12,659,258  97,337,764

 Class B

 12/31/2008  63,858,531  4,633,749           --       3,452,182   (16,630,381)  (8,544,450) 55,314,081
 12/31/2007  61,631,213  9,949,459    2,211,154       3,398,137   (13,331,432)   2,227,318  63,858,531

 Class E

 12/31/2008   3,013,478    346,189           --         159,031    (1,056,834)    (551,614)  2,461,864
 12/31/2007   2,983,799    965,052           --         171,447    (1,106,820)      29,679   3,013,478

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

          $197,138,109    $358,236,889   $202,896,711    $243,182,760

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $2,106,816,495 $15,339,828  $(461,221,865) $(445,882,037)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $193,086,387 $197,333,713     $--     $197,333,713

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

       Ordinary Income      Long-Term Capital Gain           Total
   ------------------------ ---------------------- -------------------------
      2008         2007        2008        2007        2008         2007
   ----------- ------------ ----------- ---------- ------------ ------------

   $83,910,650 $107,087,758 $29,586,781 $2,514,012 $113,497,431 $109,601,770

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

 Undistributed  Undistributed      Net
   Ordinary       Long-Term     Unrealized
    Income          Gain       Depreciation  Loss Carryforwards     Total
 -------------  ------------- -------------  ------------------ -------------

 $129,004,843        $--      $(445,882,036)    $(41,997,878)   $(358,875,071)

8. ACQUISITIONS

As of the close of business on April 27, 2007, Lord Abbett Bond Debenture Portfolio ("Bond Debenture") acquired 27% of the net assets of Lord Abbett America's Value Portfolio ("America"), a series of the Trust, pursuant to a plan of reorganization approved by America shareholders on April 24, 2007. The acquisition was accomplished by a taxable exchange of 2,211,154 Class B shares of Bond Debenture in exchange for 1,770,569 Class B shares of America outstanding on April 27, 2007. The aggregate Class B net assets of Bond Debenture and America immediately before the acquisition were $785,793,046 and $27,175,078, respectively. The aggregate Class B net assets of Bond Debenture immediately after the acquisition were $812,968,124.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Lord Abbett Bond Debenture Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 25, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LORD ABBETT BOND DEBENTURE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Lord Abbett Bond Debenture Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Lord Abbett Bond Debenture Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-, three- and five-year periods, ended July 31, 2008, outperformed its Lipper Index for the one- and three-year periods and underperformed its Lipper Index for the five-year period. The Board further considered that the Portfolio outperformed its benchmark, the Merrill Lynch U.S. High Yield Master II Index, for the one- and three-year periods, and underperformed for the five-year period. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Lord Abbett Bond Debenture Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The

Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Lord Abbett Bond Debenture Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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
                                                   DECEMBER 31, 2008
          MET INVESTORS SERIES TRUST
          LORD ABBETT GROWTH AND INCOME PORTFOLIO


          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO             FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (36.19)% and (36.33)% for Class A and B Shares, respectively, versus (36.85)% for its benchmarks, the Russell 1000(R) Value Index/1/ and versus (37.00)% for the S&P 500(R) Index/2/.

MARKET ENVIRONMENT/CONDITIONS

With the U.S. economy softening and credit fears deepening throughout 2008, just about every asset class, except Treasuries, suffered. The average 'BAA' U.S. corporate bond fell approximately 15 percent, oil plummeted nearly 60 percent, and the S&P 500(R) Index/2/ declined roughly 40 percent. But as weak as the economic fundamentals remained by year-end, it became increasingly apparent that financial markets had discounted altogether too much pessimism. The ensuing reassessment, helped, no doubt, by the relief measures undertaken by the Federal Reserve Board (the Fed) and the Treasury, has begun to improve financial conditions, as is evidenced by the uptrend that developed in equity markets.

Despite the marked sell-off suffered by equities during 2008, the year began with only modest losses--the S&P 500(R) Index was down just 11.4 percent (on a total return basis) in the eight months ended August 2008. However, the bankruptcy of U.S. investment bank Lehman Brothers in September sent the credit markets into a tailspin and intensified the selling of equities. In the credit markets, the spread between the three-month London Interbank Offering Rate (LIBOR) and three-month overnight indexed swap rates (OIS) measured 78 basis points (bps) in early September but Lehman's failure on September 15, 2008, helped send the LIBOR/OIS spread to a record high of 364 bps by the end of September. And from the end of August 2008 to the market's low on November 20, 2008, the S&P 500(R) Index sharply dropped 41.0 percent (on a total return basis).

Fortunately, the actions taken by the Fed and the Treasury, including a reduction in the fed funds rate to a record low of 0.25 percent and the establishment of several special funding facilities, helped restore some semblance of confidence to the financial system, as stocks, bond prices, and most credit spreads began to recover in the final few months of 2008. The S&P 500 Index, for instance, finished the year approximately 19 percent above its November lows, and the LIBOR-OIS spread narrowed to 126 bps.

For the year, the losses in the equity market were broad as every major equity investment style plummeted during 2008. At the margin, smaller capitalization companies outperformed their larger peers; small caps finished the year down about 33.1%, versus a loss of roughly 36.1% for large caps (on a total return basis). Small and mid cap value outperformed their "growthier" peers, while large cap growth eked out slightly better performance than the large cap value style of investing. As for sector performance, consumer staples, health care, and utilities (three sectors largely considered defensive) outperformed the others, on a relative basis, with losses of 16.1%, 23.4%, and 30.2%, respectively (on a total return basis). And it was the financial sector that paced the sell-off in equities with a total return meltdown of 56.6%.

PORTFOLIO REVIEW/CURRENT POSITIONING

Stock selection within the financial services sector was the largest contributor to relative performance during the period. A key contributor was Wells Fargo & Company, a bank holding company with a sizable residential mortgage business. The company was one of the few financial firms that showed a positive return during a tumultuous year for the financial industry, far outperforming its peers. In the past three quarters it reported better than expected earnings and it raised its dividend. The portfolio's overweight position in the overall financial sector reduced somewhat the benefit of good stock selection.

Also contributing to relative performance was stock selection within the materials & processing sector. Agricultural processor Archer-Daniels-Midland Company rose sharply due to fourth quarter earnings results that far surpassed analysts' expectations. Fears of a margin squeeze evaporated as corn prices fell dramatically in the second half of the year.

Within the auto & transportation sector, shares of Delta Air Lines rose significantly during the fourth quarter. Investors liked the solid growth in the airline's Revenue per Available Seat Mile accompanied by a strategic reduction in capacity and declining fuel costs. Also, during the fourth quarter the airline completed its merger with Northwest Airlines which should result in operational synergies and geographical diversification.

The portfolio's sizeable underweights within the utilities and the integrated oils sectors were the largest detractors from relative performance. Electric utilities performed well in a poor market, and international oil holdings held up even in the face of dramatically lower crude oil prices in the second half of the year.

The financial services sector remains the largest overweight within the Portfolio, after having moved above the market weight in late June. Throughout the fourth quarter, we cautiously and opportunistically added to existing positions in high-quality diversified financial firms, an investment management company and a mortgage real estate investment trust. We increased the consumer discretionary sector from a meaningful to a significant overweight by adding to positions within the retail industry.

--------
/1/ The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO             FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The utilities sector remains the Portfolio's largest underweight sector. We believe investors have crowded into this expensive, "safe haven" area because of the poor stock market environment and will be unpleasantly surprised by the lack of upside when the overall market turns more positive. The integrated oils sector also remains a significant underweight. This sector held up well during the quarter, even though crude oil and other energy prices declined sharply. We have difficulty finding attractively valued companies here, as we believe most are over-earning their long term potential by a substantial margin because of the "mini bubble" in energy prices over the past year.

We considerably reduced exposure to the technology sector such that it moved from being a large overweight to a moderate overweight, and to the consumer staples sector, such that it moved from being overweight to being underweight. Most of the stocks we sold in these areas have held up better than the overall market and we are finding better risk-reward opportunities elsewhere in the market.

ELI M. SALZMANN, Partner and Director
LORD, ABBETT & CO. LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                   Percent of
                  Description                      Net Assets
                  -------------------------------------------
                  JPMorgan Chase & Co.               5.19%
                  -------------------------------------------
                  Wells Fargo & Co.                  5.05%
                  -------------------------------------------
                  Bank of New York Mellon Corp.      4.95%
                  -------------------------------------------
                  Merrill Lynch & Co., Inc.          3.48%
                  -------------------------------------------
                  Delta Air Lines, Inc.              3.37%
                  -------------------------------------------
                  General Electric Co.               3.12%
                  -------------------------------------------
                  Archer-Daniels-Midland Co.         2.81%
                  -------------------------------------------
                  Goldman Sachs Group, Inc. (The)    2.74%
                  -------------------------------------------
                  Exxon Mobil Corp.                  2.72%
                  -------------------------------------------
                  Coca-Cola Enterprises, Inc.        2.43%
                  -------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials                      1.3%
Communications                       4.5%
Cyclical                            15.9%
Non-Cyclical                        21.7%
Energy                               8.1%
Financials                          37.9%
Industrials                          6.5%
Technology                           4.1%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO             FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


              LORD ABBETT GROWTH AND INCOME PORTFOLIO MANAGED BY
   LORD, ABBETT & CO. LLC VS. RUSSELL 1000(R) VALUE INDEX/1/ AND S&P 500(R)
                                   INDEX/2/
                           Growth Based on $10,000+

                                     [CHART]

                               Lord Abbett Growth
               S&P 500/R/     and Income Portfolio-        Russell 1000/R/
                Index/2/        Class A, Class B           Value Index/1/
               ----------     ---------------------        ---------------
12/31/1998      $10,000              $10,000                   $10,000
12/31/1999       12,103               11,657                    10,735
12/31/2000       11,000               13,367                    11,489
12/31/2001        9,692               12,596                    10,846
12/31/2002        7,550               10,336                     9,163
12/31/2003        9,717               13,545                    11,915
12/31/2004       10,773               15,297                    13,879
12/31/2005       11,302               15,861                    14,858
12/31/2006       13,089               18,719                    18,164
12/31/2007       13,807               19,470                    18,133
12/31/2008        8,699               12,424                    11,451




    --------------------------------------------------------------------------
                                            Average Annual Return/3/
                                         (for the period ended 12/31/08)
    --------------------------------------------------------------------------
                                                                     Since
                                    1 Year  3 Year 5 Year 10 Year Inception/4/
    --------------------------------------------------------------------------
    Lord Abbett Growth and
    Income
--  Portfolio--Class A              -36.19% -7.82% -1.72%  2.20%     8.62%
    Class B                         -36.33% -8.03% -1.96%   --       0.47%
    --------------------------------------------------------------------------
--  Russell 1000(R) Value Index/1/  -36.85% -8.32% -0.79%  1.36%     8.38%
    --------------------------------------------------------------------------
- - S&P 500(R) Index/2/             -37.00% -8.36% -2.19% -1.38%     7.39%
    --------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

In the future, the Portfolio's performance will be compared to the Russell 1000(R) Value Index. The Portfolio's Adviser believes that the Russell 1000(R) Value Index better reflects the universe of securities in which the Portfolio invests. The S&P 500(R) Index will be considered a secondary performance benchmark going forward.

/1/The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

/2/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 12/11/89. Returns shown for the Class A shares are the historical returns of the Lord Abbett Growth & Income Portfolio of Cova Series Trust (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). Inception of the Class B shares is 3/22/01. Index returns are based on an inception date of 12/11/89.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
LORD ABBETT GROWTH AND INCOME PORTFOLIO      ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  748.30        $2.33
  Hypothetical (5% return before expenses)      1,000.00      1,022.47         2.69
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  747.70        $3.43
  Hypothetical (5% return before expenses)      1,000.00      1,021.22         3.96
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.53% and 0.78% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 0.0%
Northrop Grumman Corp.............................        6,934 $       312,307
                                                                ---------------
AIR FREIGHT & LOGISTICS - 0.1%
FedEx Corp........................................       31,500       2,020,725
                                                                ---------------
AIRLINES - 3.4%
Delta Air Lines, Inc.*............................    7,008,565      80,318,155
                                                                ---------------
BEVERAGES - 2.4%
Coca-Cola Co......................................        8,300         375,741
Coca-Cola Enterprises, Inc........................    4,809,526      57,858,598
                                                                ---------------
                                                                     58,234,339
                                                                ---------------
BIOTECHNOLOGY - 2.6%
Amgen, Inc.*......................................      869,000      50,184,750
Genzyme Corp.*....................................      170,300      11,302,811
                                                                ---------------
                                                                     61,487,561
                                                                ---------------
BUILDING PRODUCTS - 0.4%
Masco Corp.(a)....................................      887,100       9,873,423
                                                                ---------------
CAPITAL MARKETS - 15.9%
Bank of New York Mellon Corp......................    4,168,546     118,094,908
Charles Schwab Corp. (The)........................    1,206,583      19,510,447
Franklin Resources, Inc...........................      634,500      40,468,410
Goldman Sachs Group, Inc. (The)...................      773,800      65,300,982
Legg Mason, Inc...................................      256,100       5,611,151
Merrill Lynch & Co., Inc..........................    7,128,694      82,977,998
Morgan Stanley....................................       12,100         194,084
T. Rowe Price Group, Inc.(a)......................    1,303,979      46,213,016
                                                                ---------------
                                                                    378,370,996
                                                                ---------------
CHEMICALS - 0.6%
PPG Industries, Inc...............................      347,300      14,735,939
                                                                ---------------
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
Waste Management, Inc.............................      767,091      25,421,396
                                                                ---------------
COMMERCIAL BANKS - 10.4%
BB&T Corp.........................................      731,774      20,094,514
Fifth Third Bancorp...............................    2,184,948      18,047,670
M&T Bank Corp.(a).................................      489,889      28,124,528
Marshall & Ilsley Corp............................      391,600       5,341,424
PNC Financial Services Group, Inc.................      958,829      46,982,621
SunTrust Banks, Inc.(a)...........................      336,640       9,944,346
Wells Fargo & Co..................................    4,083,542     120,382,818
                                                                ---------------
                                                                    248,917,921
                                                                ---------------
COMMUNICATIONS EQUIPMENT - 0.0%
Motorola, Inc.....................................       14,600          64,678
                                                                ---------------
COMPUTERS & PERIPHERALS - 0.8%
Hewlett-Packard Co................................      514,730      18,679,552
                                                                ---------------
CONSUMER FINANCE - 1.6%
Capital One Financial Corp.(a)....................    1,213,191      38,688,661
Discover Financial Services.......................        6,050          57,657
                                                                ---------------
                                                                     38,746,318
                                                                ---------------

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.2%
JPMorgan Chase & Co...............................    3,922,271 $   123,669,205
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
AT&T, Inc.........................................    1,428,343      40,707,776
Embarq Corp.......................................          575          20,677
Fairpoint Communications, Inc.(a).................          251             823
Verizon Communications, Inc.......................       13,350         452,565
                                                                ---------------
                                                                     41,181,841
                                                                ---------------
ENERGY EQUIPMENT & SERVICES - 2.4%
Halliburton Co....................................      934,599      16,991,010
Schlumberger, Ltd.................................      960,079      40,640,144
                                                                ---------------
                                                                     57,631,154
                                                                ---------------
FOOD & STAPLES RETAILING - 3.1%
Kroger Co. (The)..................................    1,171,532      30,940,160
Wal-Mart Stores, Inc..............................      758,768      42,536,534
                                                                ---------------
                                                                     73,476,694
                                                                ---------------
FOOD PRODUCTS - 4.9%
Archer-Daniels-Midland Co.........................    2,324,513      67,015,710
General Mills, Inc................................       89,140       5,415,255
Kraft Foods, Inc. - Class A.......................    1,608,460      43,187,151
                                                                ---------------
                                                                    115,618,116
                                                                ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Boston Scientific Corp.*..........................    6,339,225      49,065,602
Covidien, Ltd.....................................      450,100      16,311,624
                                                                ---------------
                                                                     65,377,226
                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Humana, Inc.*.....................................       77,700       2,896,656
UnitedHealth Group, Inc...........................       57,109       1,519,099
                                                                ---------------
                                                                      4,415,755
                                                                ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
Carnival Corp.....................................      950,290      23,111,053
Marriott International, Inc. - Class A(a).........       25,900         503,755
                                                                ---------------
                                                                     23,614,808
                                                                ---------------
HOUSEHOLD PRODUCTS - 0.1%
Colgate-Palmolive Co..............................       41,600       2,851,264
                                                                ---------------
INDUSTRIAL CONGLOMERATES - 3.1%
General Electric Co...............................    4,593,386      74,412,853
                                                                ---------------
INSURANCE - 2.4%
ACE, Ltd..........................................      271,300      14,357,196
Allstate Corp. (The)..............................       15,100         494,676
American International Group, Inc.................        9,600          15,072
Aon Corp..........................................      905,100      41,344,968
                                                                ---------------
                                                                     56,211,912
                                                                ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                                    VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
-------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL - 0.5%
HSN, Inc.*(a).....................................    1,178,378 $     8,566,808
Ticketmaster*(a)..................................      460,969       2,959,421
                                                                ---------------
                                                                     11,526,229
                                                                ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
IAC/InterActiveCorp*(a)...........................    2,134,096      33,569,330
                                                                ---------------
IT SERVICES - 0.9%
Western Union Co..................................    1,496,000      21,452,640
                                                                ---------------
MACHINERY - 1.6%
Deere & Co........................................       11,600         444,512
Eaton Corp........................................      780,966      38,821,820
                                                                ---------------
                                                                     39,266,332
                                                                ---------------
MEDIA - 1.2%
Comcast Corp. - Class A...........................      820,954      13,857,703
Idearc, Inc.(a)...................................          667              57
Time Warner, Inc..................................    1,399,000      14,073,940
                                                                ---------------
                                                                     27,931,700
                                                                ---------------
METALS & MINING - 0.6%
Freeport-McMoRan Copper & Gold, Inc...............      601,371      14,697,507
                                                                ---------------
MULTILINE RETAIL - 4.5%
J.C. Penney Co., Inc.(a)..........................      460,500       9,071,850
Kohl's Corp.*(a)..................................    1,294,576      46,863,651
Target Corp.(a)...................................    1,476,200      50,973,186
                                                                ---------------
                                                                    106,908,687
                                                                ---------------
OIL, GAS & CONSUMABLE FUELS - 5.5%
Chevron Corp......................................      491,500      36,356,255
El Paso Corp.(a)..................................      905,000       7,086,150
Exxon Mobil Corp..................................      813,100      64,909,773
Occidental Petroleum Corp.........................      214,801      12,885,912
XTO Energy, Inc.(a)...............................      261,975       9,239,858
                                                                ---------------
                                                                    130,477,948
                                                                ---------------
PHARMACEUTICALS - 4.7%
Abbott Laboratories...............................      821,245      43,829,846
Johnson & Johnson.................................        5,500         329,065
Pfizer, Inc.......................................    1,170,527      20,730,033
Teva Pharmaceutical Industries, Ltd. (ADR)(a).....    1,078,496      45,911,575
                                                                ---------------
                                                                    110,800,519
                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
Annaly Mortgage Management, Inc...................    2,023,000      32,105,010
                                                                ---------------
ROAD & RAIL - 1.2%
Hertz Global Holdings, Inc.*......................    5,727,959      29,040,752
                                                                ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
Intel Corp........................................      602,200       8,828,252
                                                                ---------------

----------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------

SOFTWARE - 2.8%
Adobe Systems, Inc.*..............................      429,180 $     9,137,242
Microsoft Corp....................................    1,004,600      19,529,424
Oracle Corp.*.....................................    2,201,025      39,024,173
                                                                ---------------
                                                                     67,690,839
                                                                ---------------
SPECIALTY RETAIL - 4.4%
Best Buy Co., Inc.(a).............................    1,152,138      32,386,599
Home Depot, Inc. (The)............................    2,492,600      57,379,652
J. Crew Group, Inc.*(a)...........................    1,239,916      15,126,975
                                                                ---------------
                                                                    104,893,226
                                                                ---------------
THRIFTS & MORTGAGE FINANCE - 0.0%
Federal National Mortgage Association.............       12,900           9,804
Freddie Mac(a)....................................       15,600          11,388
                                                                ---------------
                                                                         21,192
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Sprint Nextel Corp.*..............................       11,500          21,045
                                                                ---------------
Total Common Stocks (Cost $3,031,396,854)                         2,314,875,346
                                                                ---------------

ESCROWED SHARES - 0.0%
COMPUTERS & PERIPHERALS - 0.0%
ESC Seagate Technology*(b) (Cost - $0)............       10,300              10
                                                                ---------------

SHORT-TERM INVESTMENTS - 7.1%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $45,100,025 on 01/02/09
  collateralized by $46,005,000 U.S. Treasury
  Bill at 0.050% due 02/19/09 with a value of
  $46,005,000..................................... $ 45,100,000      45,100,000
State Street Navigator Securities Lending Prime
  Portfolio(c)....................................  125,244,395     125,244,395
                                                                ---------------
Total Short-Term Investments (Cost $170,344,395)                    170,344,395
                                                                ---------------

TOTAL INVESTMENTS - 104.2% (Cost $3,201,741,249)                  2,485,219,751
                                                                ---------------

Other Assets and Liabilities (net) - (4.2)%                        (101,058,394)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 2,384,161,357
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Illiquid securities representing in the aggregate $10 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $2,440,119,741       $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      45,100,000        0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  10        0
  ----------------------------------------------------------------------------
  TOTAL                                         $2,485,219,751       $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN OTHER FINANCIAL
                                                       SECURITIES    INSTRUMENTS+
---------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                           $10             $0
 Accrued discounts/premiums                               0              0
 Realized Gain (Loss)                                     0              0
 Change in unrealized appreciation (depreciation)         0              0
 Net Purchases (Sales)                                    0              0
 Transfers In (Out) of Level 3                            0              0
---------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                         $10             $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

LORD ABBETT GROWTH AND INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $2,440,119,751
   Repurchase Agreement                                                       45,100,000
   Cash                                                                              410
   Receivable for investments sold                                            31,552,722
   Receivable for Trust shares sold                                            1,745,975
   Dividends receivable                                                        3,679,523
   Interest receivable                                                                12
                                                                          --------------
       Total assets                                                        2,522,198,393
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                  10,360,258
       Trust shares redeemed                                                   1,121,352
       Distribution and services fees--Class B                                   171,034
       Collateral for securities on loan                                     125,244,395
       Management fee (Note 3)                                                 1,008,558
       Administration fee                                                         16,197
       Custodian and accounting fees                                              16,526
   Accrued expenses                                                               98,716
                                                                          --------------
       Total liabilities                                                     138,037,036
                                                                          --------------
NET ASSETS                                                                $2,384,161,357
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $3,477,938,296
   Accumulated net realized loss                                            (436,797,962)
   Unrealized depreciation on investments                                   (716,521,498)
   Undistributed net investment income                                        59,542,521
                                                                          --------------
       Total                                                              $2,384,161,357
                                                                          ==============
NET ASSETS
   Class A                                                                $1,546,798,212
                                                                          ==============
   Class B                                                                   837,363,145
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    94,070,600
                                                                          ==============
   Class B                                                                    51,276,515
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        16.44
                                                                          ==============
   Class B                                                                         16.33
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreements and
   collateral for securities on loan                                      $3,031,396,854
(b)Includes cash collateral for securities loaned of                         125,244,395

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LORD ABBETT GROWTH AND INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    77,013,635
   Interest (2)                                                                 2,745,055
                                                                          ---------------
       Total investment income                                                 79,758,690
                                                                          ---------------
EXPENSES
   Management fee (Note 3)                                                     16,341,579
   Administration fees                                                            213,540
   Custodian and accounting fees                                                  211,101
   Distribution and services fees--Class B                                      2,977,279
   Audit and tax services                                                          31,976
   Legal                                                                           18,139
   Trustee fees and expenses                                                       18,375
   Shareholder reporting                                                          346,163
   Insurance                                                                       50,150
   Other                                                                            7,558
                                                                          ---------------
       Total expenses                                                          20,215,860
       Less broker commission recapture                                          (197,492)
                                                                          ---------------
   Net expenses                                                                20,018,368
                                                                          ---------------
   Net investment income                                                       59,740,322
                                                                          ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                           (416,159,633)
       Futures contracts                                                          932,641
       Foreign currency                                                               (38)
                                                                          ---------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                              (415,227,030)
                                                                          ---------------
   Net change in unrealized depreciation on:
       Investments                                                         (1,063,888,315)
                                                                          ---------------
   Net change in unrealized depreciation on investments                    (1,063,888,315)
                                                                          ---------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (1,479,115,345)
                                                                          ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(1,419,375,023)
                                                                          ===============

------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $       166,277
(2)Interest income includes securities lending net income of:                   1,768,261

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LORD ABBETT GROWTH AND INCOME PORTFOLIO
                                                                                         YEAR ENDED      YEAR ENDED
                                                                                        DECEMBER 31,    DECEMBER 31,
                                                                                            2008            2007
                                                                                      ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                             $    59,740,322  $   59,151,032
    Net realized gain (loss) on investments, futures contracts and foreign currency      (415,227,030)    357,980,782
    Net change in unrealized depreciation on investments                               (1,063,888,315)   (273,306,230)
                                                                                      ---------------  --------------
    Net increase (decrease) in net assets resulting from operations                    (1,419,375,023)    143,825,584
                                                                                      ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                              (40,145,410)    (23,281,248)
     Class B                                                                              (18,537,842)    (13,684,829)
    From net realized gains
     Class A                                                                             (227,243,760)   (100,717,645)
     Class B                                                                             (127,938,585)    (70,318,294)
                                                                                      ---------------  --------------
    Net decrease in net assets resulting from distributions                              (413,865,597)   (208,002,016)
                                                                                      ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                              270,959,603     600,379,912
     Class B                                                                               82,749,396     228,007,039
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                              267,389,170     123,998,893
     Class B                                                                              146,476,427      84,003,123
    Cost of shares repurchased
     Class A                                                                             (433,021,085)   (249,192,041)
     Class B                                                                             (272,677,920)   (336,103,245)
                                                                                      ---------------  --------------
    Net increase in net assets from capital share transactions                             61,875,591     451,093,681
                                                                                      ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (1,771,365,029)    386,917,249
    Net assets at beginning of period                                                   4,155,526,386   3,768,609,137
                                                                                      ---------------  --------------
    Net assets at end of period                                                       $ 2,384,161,357  $4,155,526,386
                                                                                      ===============  ==============
    Net assets at end of period includes undistributed net investment income          $    59,542,521  $   58,683,196
                                                                                      ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR
ENDED:

                                                                 CLASS A
LORD ABBETT GROWTH AND INCOME PORTFOLIO  ----------------------------------------------------
                                                     FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------------
                                            2008      2007      2006        2005         2004
                                         --------   --------  --------  --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  28.89   $  29.36  $  27.59  $  27.44     $  24.41
                                         --------   --------  --------  --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)................     0.43       0.45      0.46      0.40         0.33
Net Realized/Unrealized Gain (Loss) on
  Investments...........................    (9.93)      0.73      4.22      0.61         2.82
                                         --------   --------  --------  --------     --------     -
Total from Investment Operations........    (9.50)      1.18      4.68      1.01         3.15
                                         --------   --------  --------  --------     --------     -
LESS DISTRIBUTIONS
Dividends from Net Investment Income....    (0.44)     (0.31)    (0.54)    (0.31)       (0.12)
Distributions from Net Realized Capital
  Gains.................................    (2.51)     (1.34)    (2.37)    (0.55)          --
                                         --------   --------  --------  --------     --------     -
Total Distributions.....................    (2.95)     (1.65)    (2.91)    (0.86)       (0.12)
                                         --------   --------  --------  --------     --------     -
NET ASSET VALUE, END OF PERIOD.......... $  16.44   $  28.89  $  29.36  $  27.59     $  27.44
                                         ========   ========  ========  ========     ========     =
TOTAL RETURN                               (36.19)%     4.01%    18.03%     3.68%       12.92%
Ratio of Expenses to Average Net Assets
  After Reimbursement...................     0.52 %     0.51%     0.54%     0.53%        0.57%
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......     0.53 %     0.52%     0.54%     0.55%(b)     0.56%(b)
Ratio of Net Investment Income to
  Average Net Assets....................     1.92 %     1.55%     1.64%     1.46%        1.30%
Portfolio Turnover Rate.................    112.2 %     84.1%     50.2%     45.9%        29.7%
Net Assets, End of Period (in millions). $1,546.8   $2,608.8  $2,172.1  $1,985.7     $1,867.5

                                                                 CLASS B
                                         ----------------------------------------------------
                                                     FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------------
                                            2008      2007      2006        2005         2004
                                         --------   --------  --------  --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  28.69   $  29.20  $  27.43  $  27.27     $  24.29
                                         --------   --------  --------  --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)................     0.37       0.38      0.39      0.33         0.27
Net Realized/Unrealized Gain (Loss) on
  Investments...........................    (9.86)      0.71      4.20      0.61         2.80
                                         --------   --------  --------  --------     --------     -
Total from Investment Operations........    (9.49)      1.09      4.59      0.94         3.07
                                         --------   --------  --------  --------     --------     -
LESS DISTRIBUTIONS
Dividends from Net Investment Income....    (0.36)     (0.26)    (0.45)    (0.23)       (0.09)
Distributions from Net Realized Capital
  Gains.................................    (2.51)     (1.34)    (2.37)    (0.55)          --
                                         --------   --------  --------  --------     --------     -
Total Distributions.....................    (2.87)     (1.60)    (2.82)    (0.78)       (0.09)
                                         --------   --------  --------  --------     --------     -
NET ASSET VALUE, END OF PERIOD.......... $  16.33   $  28.69  $  29.20  $  27.43     $  27.27
                                         ========   ========  ========  ========     ========     =
TOTAL RETURN                               (36.33)%     3.72%    17.78%     3.39%       12.65%
Ratio of Expenses to Average Net Assets
  After Reimbursement...................     0.77 %     0.76%     0.79%     0.78%        0.82%
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......     0.78 %     0.77%     0.79%     0.80%(b)     0.80%(b)
Ratio of Net Investment Income to
  Average Net Assets....................     1.66 %     1.31%     1.40%     1.21%        1.08%
Portfolio Turnover Rate.................    112.2 %     84.1%     50.2%     45.9%        29.7%
Net Assets, End of Period (in millions). $  837.4   $1,546.7  $1,596.5  $1,130.5     $1,282.3

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Lord Abbett Growth and Income Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date.
The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                              Expiring   Expiring    Expiring
                   Total     12/31/2009 12/31/2010  12/31/2016
                ------------ ---------- ---------- ------------

                $322,417,090 $6,491,841 $9,173,099 $306,752,150

The Portfolio acquired losses of $61,902,713 in the merger with J.P. Morgan Enhanced Index Portfolio on April 28th, 2003 which are subject to an annual limitation of $5,221,647.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

J. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

             $16,341,579         0.60%    First $600 Million

                                 0.55%    $600 Million to $1.1 Billion

                                 0.50%    $1.1 Billion to $1.5 Billion

                                 0.45%    Over $1.5 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  90,304,055 12,128,658  10,972,063   (19,334,176)   3,766,545  94,070,600
 12/31/2007  73,977,334 20,532,746   4,295,078    (8,501,103)  16,326,721  90,304,055

 Class B

 12/31/2008  53,902,169  3,791,674   6,040,265   (12,457,593)  (2,625,654) 51,276,515
 12/31/2007  54,680,361  7,860,176   2,924,900   (11,563,268)    (778,192) 53,902,169

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                    Purchase                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $3,634,373,273       $--       $3,888,117,887

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $3,316,122,121 $56,454,912  $(887,357,282) $(830,902,370)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $122,378,139 $125,244,395     $--     $125,244,395

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

      Ordinary Income      Long-Term Capital Gain             Total
  ----------------------- ------------------------- -------------------------
     2008        2007         2008         2007         2008         2007
  ----------- ----------- ------------ ------------ ------------ ------------

  $64,315,525 $39,072,034 $349,550,072 $168,929,982 $413,865,597 $208,002,016

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

 Undistributed Undistributed      Net
   Ordinary      Long-Term     Unrealized
    Income         Gain       Depreciation  Loss Carryforwards      Total
 ------------- ------------- -------------  ------------------ ---------------

  $59,542,521       $--      $(830,902,370)   $(322,417,090)   $(1,093,776,939)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Lord Abbett Growth & Income Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Growth & Income Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008


TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Lord Abbett Growth and Income Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data specifically relating to the Lord Abbett Growth and Income Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the Russell 1000 Value Index, for the one-year period, and underperformed the benchmark for the three- and five-year periods. The Board took into account management's discussion of the Portfolio's performance, including the impact of current market conditions on the Portfolio's more recent performance and the fact that performance year by year over the longer term has been solid. The Board requested that management continue to closely monitor the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Lord Abbett Growth and Income Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The

Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Lord Abbett Growth and Income Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                 DECEMBER 31, 2008
            MET INVESTORS SERIES TRUST
            LORD ABBETT MID CAP VALUE PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (38.66)% and (38.77)% for Class A and B Shares, respectively, versus (38.44)% for its benchmark, the Russell MidCap(R) Value Index/1 /and (34.87)% for the S&P Midcap 400(R)/Citigroup Value Index/2/.

MARKET ENVIRONMENT/CONDITIONS

With the U.S. economy softening and credit fears deepening throughout 2008, just about every asset class, except Treasuries, suffered. The average 'BAA' U.S. corporate bond fell approximately 15%, oil plummeted nearly 60%, and the S&P 500(R) Index/3/ declined roughly 40%. But as weak as the economic fundamentals remained by year-end, it became increasingly apparent that financial markets had discounted altogether too much pessimism. The ensuing reassessment, helped, no doubt, by the relief measures undertaken by the Federal Reserve Board (the Fed) and the Treasury, has begun to improve financial conditions, as is evidenced by the uptrend that developed in equity markets.

Despite the marked sell-off suffered by equities during 2008, the year began with only modest losses--the S&P 500 was down just 11.4% (on a total return basis) in the eight months ended August 2008. However, the bankruptcy of U.S. investment bank Lehman Brothers in September sent the credit markets into a tailspin and intensified the selling of equities. In the credit markets, the spread between the three-month London Interbank Offering Rate (LIBOR) and three-month overnight indexed swap rates (OIS) measured 78 basis points (bps) in early September but Lehman's failure on September 15, 2008, helped send the LIBOR/OIS spread to a record high of 364 bps by the end of September. And from the end of August 2008 to the market's low on November 20, 2008, the S&P 500 sharply dropped 41.0% (on a total return basis).

Fortunately, the actions taken by the Fed and the Treasury, including a reduction in the fed funds rate to a record low of 0.25 percent and the establishment of several special funding facilities, helped restore some semblance of confidence to the financial system, as stocks, bond prices, and most credit spreads began to recover in the final few months of 2008. The S&P 500(R) Index, for instance, finished the year approximately 19% above its November lows, and the LIBOR-OIS spread narrowed to 126 bps.

For the year, the losses in the equity market were broad as every major equity investment style plummeted during 2008. At the margin, smaller capitalization companies outperformed their larger peers; small caps finished the year down about 33.1%, versus a loss of roughly 36.1% for large caps (on a total return basis). Small and mid cap value outperformed their "growthier" peers, while large cap growth eked out slightly better performance than the large cap value style of investing. As for sector performance, consumer staples, health care, and utilities (three sectors largely considered defensive) outperformed the others, on a relative basis, with losses of 16.1%, 23.4%, and 30.2%, respectively (on a total return basis). And it was the financial sector that paced the sell-off in equities with a total return meltdown of 56.6%.

PORTFOLIO REVIEW/CURRENT POSITIONING

Negative stock selection within the consumer discretionary sector was the most significant detractor during the year. Shares of RH Donnelley tumbled after management had sharply lowered the outlook for full year 2008 and declined to initiate a dividend amid the difficult advertising environment. Within the auto & transportation sector, stock selection was again a drag on performance. Goodyear Tire & Rubber suffered from the double impact of rising input costs and slumping demand in North America. Stock selection also hampered performance within the consumer staples sector. This was largely a result of poor performance within two food companies, Dean Foods and Smithfield Foods.

The largest contributor to performance during the one year period ended December 31, 2008 was stock selection within the materials and processing sector. Archer Daniels Midland Company was the largest contributor to the portfolio overall. Shares of the agricultural giant jumped after management announced earnings that handily beat expectations, thus dissipating concerns about the impact of falling ethanol prices. Also aiding performance was the Portfolio's overweight within the healthcare sector, which was the second strongest segment of the index. The Portfolio especially benefited from its overweight exposure within drug and pharmaceutical companies, such as King Pharmaceuticals.

HOWARD E. HANSEN,
Partner and Portfolio Manager
JEFF DIAMOND, CFA
Portfolio Manager
LORD, ABBETT & CO. LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's

--------
/1/ The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P MidCap 400(R)/Citigroup Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group

--------
representation. The blended Index is constructed by selecting the stocks in each index with high book-to price ratios. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                        Percent of
              Description                               Net Assets
              ----------------------------------------------------
              Embarq Corp.                                3.21%
              ----------------------------------------------------
              Qwest Communications International, Inc.    3.06%
              ----------------------------------------------------
              King Pharmaceuticals, Inc.                  2.96%
              ----------------------------------------------------
              Mylan, Inc.                                 2.82%
              ----------------------------------------------------
              Windstream Corp.                            2.62%
              ----------------------------------------------------
              Ball Corp.                                  2.48%
              ----------------------------------------------------
              Northeast Utilities                         2.44%
              ----------------------------------------------------
              CMS Energy Corp.                            2.41%
              ----------------------------------------------------
              Ameren Corp.                                2.38%
              ----------------------------------------------------
              ACE, Ltd.                                   2.36%
              ----------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials               2.5%
Communications               19.4%
Cyclical                     10.4%
Non-Cyclical                 20.8%
Energy                        5.2%
Financials                   11.5%
Industrials                  18.5%
Technology                    1.6%
Utilities                    10.1%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY LORD, ABBETT & CO. LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                LORD ABBETT MID CAP VALUE PORTFOLIO MANAGED BY
          LORD, ABBETT & CO. LLC VS. RUSSELL MIDCAP VALUE(R) INDEX/1/
   S&P MIDCAP(R) 400/CITIGROUP VALUE INDEX/2/ AND RUSSELL MIDCAP(R) INDEX/3/
                           Growth Based on $10,000+

                                     [CHART]

               Lord Abbett Mid Cap                           S&P MidCap/R/
                Value Portfolio-        Russell Midcap       400/Citigroup     Russell Midcap/R/
                Class A, Class B       Value/R/ Index/1/     Value Index/2/        Index/3/
               -------------------     -----------------     --------------    -----------------
12/31/1998         $10,000                  $10,000             $10,000             $10,000
12/31/1999          10,571                    9,989               9,737              11,824
12/31/2000          16,160                   11,905              11,637              12,800
12/31/2001          16,580                   12,182              11,803              12,081
12/31/2002          15,037                   11,008              10,690              10,125
12/31/2003          18,969                   15,199              14,303              14,182
12/31/2004          23,678                   18,802              16,761              17,050
12/31/2005          25,639                   21,181              18,566              19,208
12/31/2006          28,843                   25,463              21,280              22,138
12/31/2007          29,102                   25,102              21,844              23,378
12/31/2008          17,851                   14,690              14,227              14,391



    -----------------------------------------------------------------------
                                         Average Annual Return/4/
                                     (for the period ended 12/31/08)
    -----------------------------------------------------------------------
                                                                  Since
                                1 Year  3 Year  5 Year 10 Year Inception/5/
    -----------------------------------------------------------------------
    Lord Abbett Mid Cap
--  Value Portfolio--Class A    -38.66% -11.37% -1.21%  6.52%     6.26%
    Class B                     -38.77% -11.59% -1.45%     --     2.13%
    -----------------------------------------------------------------------
    Russell Midcap Value(R)
- - Index/1/                    -38.44%  -9.98%  0.33%  4.44%     5.28%
    -----------------------------------------------------------------------
    S&P MidCap(R)
    400/Citigroup Value
- - Index/2/                    -34.87%  -8.49% -0.11%  3.59%     4.61%
    -----------------------------------------------------------------------
--  Russell Midcap(R) Index/3/  -41.46% -10.68% -0.71%  3.18%     4.27%
    -----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

In the future, the Portfolio's performance will be compared to the Russell MidCap Value(R) Index instead of the Russell MidCap(R) Index. The Portfolio's Adviser believes that the Russell MidCap Value(R) Index better reflects the universe of securities in which the Portfolio invests. The S&P MidCap(R) 400/Citigroup Value Index will continue to be secondary performance benchmark.

/1/The Russell Midcap(R) Value Index is an unmanaged index of common stock prices which measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P MidCap(R) 400/Citigroup Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The blended Index is constructed by selecting the stocks in each index with high book-to-price ratios. The Indices do not include fees or expenses and are not available for direct investment.

/3/The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $5.577 billion; the median market capitalization was approximately $2.591 billion. The largest company in the Index had a market capitalization of $16.392 billion. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01. The Russell Midcap(R) Index returns are based on an inception date of 8/20/97. The S&P MidCap(R) 400/Citigroup Value Index returns are based on an inception date of 8/1/97.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
LORD ABBETT MID CAP VALUE PORTFOLIO          ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  704.60        $3.21
  Hypothetical (5% return before expenses)      1,000.00      1,021.37         3.81
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  703.90        $4.28
  Hypothetical (5% return before expenses)      1,000.00      1,020.36         5.08
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.75% and 1.00% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMMON STOCKS - 96.5%
   AUTO COMPONENTS - 1.1%
   ArvinMeritor, Inc.(a).............................   166,200 $     473,670
   Goodyear Tire & Rubber Co. (The)*.................   426,100     2,543,817
                                                                -------------
                                                                    3,017,487
                                                                -------------
   BEVERAGES - 1.8%
   Coca-Cola Enterprises, Inc.(a)....................   389,596     4,686,840
                                                                -------------
   BUILDING PRODUCTS - 0.8%
   Owens Corning, Inc.*(a)...........................   126,400     2,186,720
                                                                -------------
   CHEMICALS - 2.4%
   Eastman Chemical Co.(a)...........................   112,908     3,580,313
   Valspar Corp. (The)(a)............................   153,415     2,775,277
                                                                -------------
                                                                    6,355,590
                                                                -------------
   COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
   R.R. Donnelley & Sons Co..........................   289,935     3,937,317
   Republic Services, Inc............................   222,586     5,517,907
                                                                -------------
                                                                    9,455,224
                                                                -------------
   COMMERCIAL BANKS - 5.0%
   Comerica, Inc.(a).................................   165,900     3,293,115
   Fifth Third Bancorp...............................   423,100     3,494,806
   M&T Bank Corp.(a).................................    58,643     3,366,695
   Zions Bancorporation(a)...........................   126,708     3,105,613
                                                                -------------
                                                                   13,260,229
                                                                -------------
   COMMUNICATIONS EQUIPMENT - 3.7%
   ADC Telecommunications, Inc.*(a)..................   473,247     2,588,661
   JDS Uniphase Corp.*(a)............................   835,838     3,050,809
   Tellabs, Inc.*.................................... 1,008,798     4,156,248
                                                                -------------
                                                                    9,795,718
                                                                -------------
   CONSTRUCTION & ENGINEERING - 1.1%
   KBR, Inc.(a)......................................   198,011     3,009,767
                                                                -------------
   CONSUMER FINANCE - 1.3%
   Capital One Financial Corp........................   107,800     3,437,742
                                                                -------------
   CONTAINERS & PACKAGING - 4.7%
   Ball Corp.........................................   158,022     6,572,135
   Pactiv Corp.*.....................................   233,355     5,805,872
                                                                -------------
                                                                   12,378,007
                                                                -------------
   DISTRIBUTORS - 1.8%
   Genuine Parts Co..................................   128,761     4,874,891
                                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 11.1%
   CenturyTel, Inc.(a)...............................   211,172     5,771,331
   Embarq Corp.......................................   236,550     8,506,338
   Qwest Communications International, Inc.(a)....... 2,228,726     8,112,562
   Windstream Corp...................................   755,100     6,946,920
                                                                -------------
                                                                   29,337,151
                                                                -------------
   ELECTRIC UTILITIES - 2.4%
   Northeast Utilities(a)............................   268,858     6,468,724
                                                                -------------

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT & SERVICES - 1.2%
   Hubbell, Inc. - Class B...........................    93,010 $   3,039,567
                                                                -------------
   ENERGY EQUIPMENT & SERVICES - 2.1%
   Halliburton Co....................................   195,629     3,556,535
   Transocean, Ltd.*.................................    44,884     2,120,769
                                                                -------------
                                                                    5,677,304
                                                                -------------
   FOOD & STAPLES RETAILING - 4.1%
   Kroger Co. (The)..................................   203,411     5,372,084
   Safeway, Inc......................................   225,510     5,360,373
                                                                -------------
                                                                   10,732,457
                                                                -------------
   FOOD PRODUCTS - 4.5%
   Archer-Daniels-Midland Co.(a).....................    95,900     2,764,797
   Dean Foods Co.*...................................   227,400     4,086,378
   Smithfield Foods, Inc.*(a)........................   351,546     4,946,252
                                                                -------------
                                                                   11,797,427
                                                                -------------
   GAS UTILITIES - 0.6%
   Southwest Gas Corp.(a)............................    61,996     1,563,539
                                                                -------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
   Covidien, Ltd.....................................    97,900     3,547,896
                                                                -------------
   HEALTH CARE PROVIDERS & SERVICES - 1.2%
   Healthsouth Corp.*(a).............................   299,882     3,286,707
                                                                -------------
   HOTELS, RESTAURANTS & LEISURE - 2.8%
   Brinker International, Inc.(a)....................   365,722     3,854,710
   Darden Restaurants, Inc.(a).......................   126,066     3,552,540
                                                                -------------
                                                                    7,407,250
                                                                -------------
   HOUSEHOLD DURABLES - 2.0%
   Snap-On, Inc.(a)..................................   131,202     5,166,735
                                                                -------------
   INDUSTRIAL CONGLOMERATES - 1.8%
   Textron, Inc......................................   171,700     2,381,479
   Tyco International, Ltd...........................   115,100     2,486,160
                                                                -------------
                                                                    4,867,639
                                                                -------------
   INSURANCE - 4.8%
   ACE, Ltd..........................................   118,188     6,254,509
   Conseco, Inc.*....................................   445,440     2,307,379
   PartnerRe, Ltd....................................    58,770     4,188,538
                                                                -------------
                                                                   12,750,426
                                                                -------------
   MACHINERY - 4.2%
   Cummins, Inc.(a)..................................    95,110     2,542,290
   Eaton Corp........................................    57,100     2,838,441
   Pentair, Inc.(a)..................................    33,400       790,578
   Timken Co.(The)...................................   258,769     5,079,636
                                                                -------------
                                                                   11,250,945
                                                                -------------
   MEDIA - 1.9%
   Gannett Co., Inc.(a)..............................   104,100       832,800
   Interpublic Group Cos., Inc.*(a).................. 1,078,280     4,269,989
                                                                -------------
                                                                    5,102,789
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 MULTI-UTILITIES - 6.7%
 Ameren Corp.......................................     190,111 $   6,323,092
 CMS Energy Corp.(a)...............................     632,276     6,392,310
 NiSource, Inc.....................................     471,499     5,172,344
                                                                -------------
                                                                   17,887,746
                                                                -------------
 MULTILINE RETAIL - 1.0%
 Macy's, Inc.......................................     242,989     2,514,936
                                                                -------------
 OIL, GAS & CONSUMABLE FUELS - 2.9%
 EOG Resources, Inc................................      62,238     4,143,806
 Range Resources Corp..............................     104,364     3,589,078
                                                                -------------
                                                                    7,732,884
                                                                -------------
 PHARMACEUTICALS - 5.8%
 King Pharmaceuticals, Inc.*.......................     738,260     7,840,321
 Mylan, Inc.*(a)...................................     755,644     7,473,319
                                                                -------------
                                                                   15,313,640
                                                                -------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
 Marvell Technology Group, Ltd.*...................     176,900     1,179,923
                                                                -------------
 SOFTWARE - 3.1%
 McAfee, Inc.*.....................................     153,251     5,297,887
 Sybase, Inc.*(a)..................................     114,368     2,832,895
                                                                -------------
                                                                    8,130,782
                                                                -------------
 SPECIALTY RETAIL - 2.0%
 Foot Locker, Inc.(a)..............................     280,173     2,056,470
 OfficeMax, Inc.(a)................................     422,258     3,226,051
                                                                -------------
                                                                    5,282,521
                                                                -------------
 TRADING COMPANIES & DISTRIBUTORS - 1.3%
 W.W. Grainger, Inc.(a)............................      44,603     3,516,501
                                                                -------------
 Total Common Stocks (Cost $414,056,505)                          256,013,704
                                                                -------------

 SHORT-TERM INVESTMENTS - 16.5%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 12/31/08 at 0.010% to
   be repurchased at $9,038,005 on 01/02/09
   collateralized by $9,220,000 U.S.Treasury Bill
   at 0.100% due 01/08/09 with a value of
   $9,220,000...................................... $ 9,038,000     9,038,000
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b)..............................  34,755,867    34,755,867
                                                                -------------
 Total Short-Term Investments (Cost $43,793,867)                   43,793,867
                                                                -------------

 TOTAL INVESTMENTS - 113.0% (Cost $457,850,372)                   299,807,571
                                                                -------------

 Other Assets and Liabilities (net) - (13.0)%                     (34,590,293)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 265,217,278
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-Income Producing Security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $290,769,571              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS       9,038,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $299,807,571              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


LORD ABBETT MID CAP VALUE PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $ 290,769,571
    Repurchase Agreement                                                                          9,038,000
    Cash                                                                                                918
    Receivable for Trust shares sold                                                                224,585
    Dividends receivable                                                                            613,543
    Interest receivable                                                                                   2
                                                                                              -------------
       Total assets                                                                             300,646,619
                                                                                              -------------
LIABILITIES
    Payables for:
       Trust shares redeemed                                                                        364,807
       Distribution and services fees--Class B                                                       45,779
       Collateral for securities on loan                                                         34,755,867
       Management fee (Note 3)                                                                      158,115
       Administration fee                                                                             1,931
       Custodian and accounting fees                                                                 23,181
    Accrued expenses                                                                                 79,661
                                                                                              -------------
       Total liabilities                                                                         35,429,341
                                                                                              -------------
NET ASSETS                                                                                    $ 265,217,278
                                                                                              =============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $ 469,916,077
    Accumulated net realized loss                                                               (52,746,023)
    Unrealized depreciation on investments                                                     (158,042,801)
    Undistributed net investment income                                                           6,090,025
                                                                                              -------------
       Total                                                                                  $ 265,217,278
                                                                                              =============
NET ASSETS
    Class A                                                                                   $  36,917,917
                                                                                              =============
    Class B                                                                                     228,299,361
                                                                                              =============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                       3,550,468
                                                                                              =============
    Class B                                                                                      22,239,675
                                                                                              =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $       10.40
                                                                                              =============
    Class B                                                                                           10.27
                                                                                              =============

------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $ 414,056,505
(b)Includes cash collateral for securities loaned of                                             34,755,867

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

LORD ABBETT MID CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends                                                                                  $   8,744,604
   Interest (1)                                                                                   1,046,892
                                                                                              -------------
       Total investment income                                                                    9,791,496
                                                                                              -------------
EXPENSES
   Management fee (Note 3)                                                                        2,594,734
   Administration fees                                                                               28,051
   Deferred Expense Reimbursement                                                                   103,409
   Custodian and accounting fees                                                                     22,710
   Distribution and services fees--Class B                                                          818,350
   Audit and tax services                                                                            30,412
   Legal                                                                                             15,046
   Trustee fees and expenses                                                                         18,574
   Shareholder reporting                                                                             54,770
   Insurance                                                                                          6,552
   Other                                                                                              8,818
                                                                                              -------------
       Total expenses                                                                             3,701,426
       Less broker commission recapture                                                              (7,958)
                                                                                              -------------
   Net expenses                                                                                   3,693,468
                                                                                              -------------
   Net investment income                                                                          6,098,028
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                                              (52,077,612)
                                                                                              -------------
   Net realized loss on investments                                                             (52,077,612)
                                                                                              -------------
   Net change in unrealized depreciation on:
       Investments                                                                             (135,746,347)
                                                                                              -------------
   Net change in unrealized depreciation on investments                                        (135,746,347)
                                                                                              -------------
   Net realized and unrealized loss on investments                                             (187,823,959)
                                                                                              -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                    $(181,725,931)
                                                                                              =============

------------------------------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:                                 $     888,796

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


LORD ABBETT MID CAP VALUE PORTFOLIO
                                                                           YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,
                                                                              2008           2007
                                                                         -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   6,098,028  $   2,777,399
   Net realized gain (loss) on investments                                 (52,077,612)    75,520,641
   Net change in unrealized depreciation on investments                   (135,746,347)   (93,652,716)
                                                                         -------------  -------------
   Net decrease in net assets resulting from operations                   (181,725,931)   (15,354,676)
                                                                         -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                  (463,642)      (919,253)
     Class B                                                                (1,876,177)    (1,700,310)
   From net realized gains
     Class A                                                                (8,667,429)   (12,989,354)
     Class B                                                               (49,697,782)   (35,848,627)
                                                                         -------------  -------------
   Net decrease in net assets resulting from distributions                 (60,705,030)   (51,457,544)
                                                                         -------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 8)
   Proceeds from shares sold
     Class A                                                                 1,004,304      3,393,270
     Class B                                                                50,978,334    201,392,802
   Net asset value of shares issued through acquisition
     Class A                                                                        --             --
     Class B                                                                        --     73,473,358
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 9,131,071     13,908,607
     Class B                                                                51,573,959     37,548,937
   Cost of shares repurchased
     Class A                                                               (14,887,895)   (24,914,484)
     Class B                                                               (90,066,641)  (101,197,613)
                                                                         -------------  -------------
   Net increase in net assets from capital share transactions                7,733,132    203,604,877
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (234,697,829)   136,792,657
   Net assets at beginning of period                                       499,915,107    363,122,450
                                                                         -------------  -------------
   Net assets at end of period                                           $ 265,217,278  $ 499,915,107
                                                                         =============  =============
   Net assets at end of period includes undistributed net investment
       income                                                            $   6,090,025  $   2,339,811
                                                                         =============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                           CLASS A
LORD ABBETT MID CAP VALUE PORTFOLIO                                       ----------------------------------------
                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------
                                                                            2008     2007    2006    2005    2004
                                                                          -------   ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 19.70   $22.79  $22.47  $21.64  $17.80
                                                                          -------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.26     0.16    0.17    0.19    0.17
Net Realized/Unrealized Gain (Loss) on Investments.......................   (7.04)    0.33    2.44    1.60    4.25
                                                                          -------   ------  ------  ------  ------
Total from Investment Operations.........................................   (6.78)    0.49    2.61    1.79    4.42
                                                                          -------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.13)   (0.24)  (0.17)  (0.13)  (0.10)
Distributions from Net Realized Capital Gains............................   (2.39)   (3.34)  (2.12)  (0.83)  (0.48)
                                                                          -------   ------  ------  ------  ------
Total Distributions......................................................   (2.52)   (3.58)  (2.29)  (0.96)  (0.58)
                                                                          -------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $ 10.40   $19.70  $22.79  $22.47  $21.64
                                                                          =======   ======  ======  ======  ======
TOTAL RETURN                                                               (38.66)%   0.90%  12.49%   8.28%  24.82%
Ratio of Expenses to Average Net Assets After Reimbursements.............    0.75 %   0.73%   0.77%   0.76%   0.78%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.75 %   0.75%   0.78%   0.76%    N/A
Ratio of Net Investment Income to Average Net Assets.....................    1.78 %   0.74%   0.80%   0.86%   0.86%
Portfolio Turnover Rate..................................................    30.2 %   38.4%   27.8%   26.2%   19.7%
Net Assets, End of Period (in millions).................................. $  36.9   $ 77.1  $ 96.8  $113.3  $125.1

                                                                                           CLASS B
                                                                          ----------------------------------------
                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------
                                                                            2008     2007    2006    2005    2004
                                                                          -------   ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 19.48   $22.56  $22.28  $21.48  $17.70
                                                                          -------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.22     0.11    0.12    0.14    0.12
Net Realized/Unrealized Gain (Loss) on Investments.......................   (6.95)    0.31    2.40    1.59    4.22
                                                                          -------   ------  ------  ------  ------
Total from Investment Operations.........................................   (6.73)    0.42    2.52    1.73    4.34
                                                                          -------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.09)   (0.16)  (0.12)  (0.10)  (0.08)
Distributions from Net Realized Capital Gains............................   (2.39)   (3.34)  (2.12)  (0.83)  (0.48)
                                                                          -------   ------  ------  ------  ------
Total Distributions......................................................   (2.48)   (3.50)  (2.24)  (0.93)  (0.56)
                                                                          -------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD........................................... $ 10.27   $19.48  $22.56  $22.28  $21.48
                                                                          =======   ======  ======  ======  ======
TOTAL RETURN                                                               (38.77)%   0.60%  12.18%   8.05%  24.50%
Ratio of Expenses to Average Net Assets After Reimbursements.............    1.00 %   0.98%   1.02%   1.01%   1.03%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.00 %   1.01%   1.03%   1.02%    N/A
Ratio of Net Investment Income to Average Net Assets.....................    1.56 %   0.53%   0.56%   0.62%   0.60%
Portfolio Turnover Rate..................................................    30.2 %   38.4%   27.8%   26.2%   19.7%
Net Assets, End of Period (in millions).................................. $ 228.3   $422.8  $266.4  $229.0  $179.1

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Lord Abbett Mid Cap Value Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $50,589,228 $50,589,228

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $2,594,734          0.70%   First $200 Million

                                  0.65%   $200 Million to $500 Million

                                 0.625%   Over $500 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

On April 27, 2007, the Lord Abbett America's Value Portfolio was acquired by the Portfolio and Lord Abbett Bond Debenture Portfolio as described in Note 8. As a result of the acquisition, the Manager was entitled to a subsidy amount of $193,409. The Manager received $90,000 of such subsidy amount during the year ended December 31, 2007, and $103,409 of such subsidy amount during the period ended December 31, 2008.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                  Shares Issued
                                  in Connection                           Net Increase
                                      with                                 (Decrease)
             Beginning             Acquisition                             in Shares     Ending
              Shares      Sales     (Note 8)    Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008   3,914,840    79,328          --       586,830   (1,030,530)   (364,372)   3,550,468
 12/31/2007   4,246,195   156,716          --       650,239   (1,138,310)   (331,355)   3,914,840

 Class B

 12/31/2008  21,700,789 3,792,062          --     3,351,134   (6,604,310)    538,886   22,239,675
 12/31/2007  11,806,013 9,403,803   3,426,929     1,771,176   (4,707,132)  9,894,776   21,700,789

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $113,074,147         $--       $155,652,297

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $460,007,167  $2,771,079  $(162,970,675) $(160,199,596)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $40,687,574 $34,755,867 $7,190,415  $41,946,282

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
     ---------------------- ----------------------- -----------------------
        2008        2007       2008        2007        2008        2007
     ----------- ---------- ----------- ----------- ----------- -----------

     $13,402,339 $4,525,861 $47,302,691 $46,931,683 $60,705,030 $51,457,544

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

   $6,090,023        $--      $(160,199,596)    $(50,589,228)   $(204,698,801)

8. ACQUISITIONS

As of the close of business on April 27, 2007, Lord Abbett Mid-Cap Value Portfolio ("Mid-Cap") acquired 73% of the net assets of Lord Abbett America's Value Portfolio ("America"), a series of Met Investors Series Trust, pursuant to a plan of reorganization approved by America shareholders on April 24, 2007. The acquisition was accomplished by a taxable exchange of 3,426,929 Class B shares of Mid-Cap (valued at $73,473,358) in exchange for 4,787,094 Class B shares of America outstanding on April 27, 2007. The aggregate Class B net assets of Mid-Cap and America immediately before the acquisition were $267,841,421 and $73,473,358, respectively. The aggregate Class B net assets of Mid-Cap immediately after the acquisition were $341,314,779.

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Lord Abbett Mid Cap Value Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

LORD ABBETT MID CAP VALUE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Lord Abbett Mid Cap Value Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Lord Abbett Mid Cap Value Portfolio's performance, the Board considered that the Portfolio underperformed the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio underperformed its benchmark, the Russell Midcap Value Index, for the same periods. The Board took into account management's discussion of the Portfolio's performance, including the Manager's continued close monitoring of the Portfolio. The Board also noted the Portfolio's recent portfolio manager change effective July, 2008. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Lord Abbett Mid Cap Value Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, the Expense Universe and the Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Lord Abbett Mid Cap Value Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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
                                                   DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           MET/AIM CAPITAL APPRECIATION PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MET/AIM CAPITAL APPRECIATION PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (42.64)% and (42.72)% for Class A and E Shares, respectively, versus (37.00)% for its primary benchmark, the S&P 500(R) Index/1/. The return for the Portfolio's secondary benchmark, the Russell 1000(R) Growth Index/2/, was (38.44)%.

MARKET ENVIRONMENT/CONDITIONS

Many factors contributed to the negative performance of most major market indexes for the fiscal year ended December 31, 2008. The chief catalyst was the ongoing subprime loan crisis and its far-reaching effects on overall credit availability. Additionally, record high crude oil prices, falling home values and the weak U.S. dollar placed significant pressure on the purchasing power of consumers. Later in the fiscal year, consumer confidence fell and market volatility increased dramatically due to growing fears of a global recession.

PORTFOLIO REVIEW/CURRENT POSITIONING

A new management team led by Senior Portfolio Manager Rob Lloyd and Portfolio Manager Ryan Amerman took over management responsibilities on February 4, 2008. In the highly volatile market environment that characterized the reporting period, the Portfolio underperformed versus the S&P 500(R) Index. Underperformance was driven primarily by stock selection in the industrials, energy and consumer discretionary sectors, and an overweight position in the materials sector.

Some of this underperformance was offset by outperformance in other sectors, including financials, consumer staples and telecommunication services. The Portfolio outperformed by the widest margin in the financials sector, due to both stock selection and an underweight position. The fund's underweight position was a benefit as the financials sector was one of the weakest performing sectors in the S&P 500(R) Index during the reporting period.

The Portfolio is positioned for a global recession, with significant underweight positions in the economically sensitive consumer discretionary and information technology sectors, as well as materials and energy. Overweight positions are concentrated in the more defensive sectors including consumer staples and healthcare.

ROB LLOYD, Senior Portfolio Manager
RYAN AMERMAN, Portfolio Manager
Assisted by the Large/Multi-Cap Growth Team
INVESCO AIM CAPITAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                 Percent of
                     Description                 Net Assets
                     --------------------------------------
                     Colgate-Palmolive Co.         4.67%
                     --------------------------------------
                     Johnson & Johnson             4.54%
                     --------------------------------------
                     Procter & Gamble Co. (The)    4.33%
                     --------------------------------------
                     Coca-Cola Co.                 4.14%
                     --------------------------------------
                     Baxter International, Inc.    4.10%
                     --------------------------------------
                     Microsoft Corp.               3.32%
                     --------------------------------------
                     Kellogg Co.                   3.18%
                     --------------------------------------
                     PepsiCo, Inc.                 3.14%
                     --------------------------------------
                     Raytheon Co.                  3.12%
                     --------------------------------------
                     Accenture, Ltd.--Class A      2.95%
                     --------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08


                                 [CHART]
Basic Materials         1.5%
Communications          7.5%
Cyclical                0.5%
Non-Cyclical           54.3%
Energy                  6.6%
Financials              5.8%
Industrials            15.8%
Technology              8.0%


--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock prices times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees and expenses and is not available for direct investment.

--------
/2/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forcasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/AIM CAPITAL APPRECIATION PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


               MET/AIM CAPITAL APPRECIATION PORTFOLIO MANAGED BY
   INVESCO AIM CAPITAL MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/ AND RUSSELL
                            1000(R) GROWTH INDEX/2/
                           Growth Based on $10,000+

                                     [CHART]

                  Met/AIM Capital
               Appreciation Portfolio-    S&P 500/R/     Russell 1000/R/
                 Class A, Class E          Index/1/      Growth Index/2/
               ---------------------      ----------     ---------------
10/31/1998            $10,000              $10,000            $10,000
10/31/1999             13,241               12,567             13,425
10/31/2000             18,078               13,333             14,678
10/31/2001             10,239               10,012              8,814
10/31/2002              9,036                8,500              7,085
10/31/2003             10,824               10,268              8,630
10/31/2004             11,216               11,235              8,921
10/31/2005             12,503               12,214              9,707
10/31/2006             13,651               14,210             10,760
12/31/2006             13,995               14,683             11,010
12/31/2007             15,664               15,489             12,311
12/31/2008              8,985                9,758              7,578




    -------------------------------------------------------------------
                                     Average Annual Return/3/
                                 (for the period ended 12/31/08)
    -------------------------------------------------------------------
                                                              Since
                            1 Year  3 Year  5 Year 10 Year Inception/4/
    -------------------------------------------------------------------
    Met/AIM Capital
    Appreciation
--  Portfolio--Class A      -42.64% -11.80% -4.50% -2.66%      0.79%
    Class E                 -42.72%      --     --     --    -26.44%
    -------------------------------------------------------------------
- - S&P 500(R) Index/1/     -37.00%  -8.36% -2.19% -1.38%      5.23%
    -------------------------------------------------------------------
    Russell 1000(R) Growth
--  Index/2/                -38.44%  -9.11% -3.42% -4.27%      3.29%
    -------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock prices times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees and expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forcasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception date of Class A shares is 10/10/1995. Inception date of Class E shares is 4/28/2007. Index returns are based on an inception date of 10/1/1995.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MET/AIM CAPITAL APPRECIATION PORTFOLIO       ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  647.30        $3.60
  Hypothetical (5% return before expenses)      1,000.00      1,020.76         4.42
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  646.70        $4.22
  Hypothetical (5% return before expenses)      1,000.00      1,020.01         5.18
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.87% and 1.02% for the Class A and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
  SECURITY                                                         VALUE
  DESCRIPTION                                          SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  COMMON STOCKS - 92.6%
  AEROSPACE & DEFENSE - 10.2%
  General Dynamics Corp.............................     19,317 $   1,112,466
  Honeywell International, Inc......................     41,352     1,357,586
  Lockheed Martin Corp..............................     20,286     1,705,647
  Raytheon Co.(a)...................................     66,274     3,382,625
  Rockwell Collins, Inc.(a).........................     12,501       488,664
  Spirit Aerosystems Holdings, Inc.*................     36,538       371,592
  United Technologies Corp..........................     48,225     2,584,860
                                                                -------------
                                                                   11,003,440
                                                                -------------
  BEVERAGES - 7.3%
  Coca-Cola Co. (The)...............................     98,901     4,477,248
  PepsiCo, Inc......................................     61,994     3,395,412
                                                                -------------
                                                                    7,872,660
                                                                -------------
  BIOTECHNOLOGY - 3.7%
  Genentech, Inc.*..................................     10,516       871,882
  Gilead Sciences, Inc.*(a).........................     61,938     3,167,509
                                                                -------------
                                                                    4,039,391
                                                                -------------
  CHEMICALS - 0.9%
  Monsanto Co.(a)...................................      2,622       184,458
  Mosaic Co. (The)..................................     12,878       445,579
  Potash Corp. of Saskatchewan, Inc.................      5,128       375,472
                                                                -------------
                                                                    1,005,509
                                                                -------------
  COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
  Waste Management, Inc.............................     61,856     2,049,908
                                                                -------------
  COMMUNICATIONS EQUIPMENT - 3.0%
  Cisco Systems, Inc.*..............................     51,006       831,398
  Nokia Oyj (ADR)...................................     80,362     1,253,647
  Research In Motion, Ltd.*.........................     28,282     1,147,683
                                                                -------------
                                                                    3,232,728
                                                                -------------
  COMPUTERS & PERIPHERALS - 0.9%
  Apple, Inc.*(a)...................................      5,447       464,901
  International Business Machines Corp..............      6,536       550,070
                                                                -------------
                                                                    1,014,971
                                                                -------------
  CONSTRUCTION & ENGINEERING - 0.7%
  Fluor Corp........................................     12,363       554,728
  Foster Wheeler, Ltd.*.............................      9,870       230,760
                                                                -------------
                                                                      785,488
                                                                -------------
  DIVERSIFIED CONSUMER SERVICES - 0.4%
  Apollo Group, Inc. - Class A*(a)..................      5,642       432,290
                                                                -------------
  ELECTRICAL EQUIPMENT & SERVICES - 0.2%
  ABB, Ltd.*........................................     13,231       199,447
                                                                -------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
  Trimble Navigation, Ltd.*(a)......................     17,382       375,625
                                                                -------------
  ENERGY EQUIPMENT & SERVICES - 2.5%
  Baker Hughes, Inc.(a).............................     12,973       416,044
  Cameron International Corp.*......................     21,163       433,842

  ---------------------------------------------------------------------------
  SECURITY                                                         VALUE
  DESCRIPTION                                          SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES - CONTINUED
  National-Oilwell Varco, Inc.*.....................     24,117 $     589,419
  Schlumberger, Ltd.................................      9,928       420,252
  Transocean, Ltd.*.................................     17,575       830,419
                                                                -------------
                                                                    2,689,976
                                                                -------------
  FOOD & STAPLES RETAILING - 2.2%
  Kroger Co.(a).....................................     90,023     2,377,507
                                                                -------------
  FOOD PRODUCTS - 4.6%
  General Mills, Inc................................     25,871     1,571,663
  Kellogg Co........................................     78,523     3,443,234
                                                                -------------
                                                                    5,014,897
                                                                -------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 11.0%
  Baxter International, Inc.........................     82,785     4,436,448
  Becton, Dickinson & Co............................     44,009     3,009,775
  Medtronic, Inc.(a)................................     55,473     1,742,962
  St. Jude Medical, Inc.*...........................     83,446     2,750,380
                                                                -------------
                                                                   11,939,565
                                                                -------------
  HEALTH CARE PROVIDERS & SERVICES - 1.2%
  Express Scripts, Inc.*............................     10,087       554,583
  Quest Diagnostics, Inc............................     14,115       732,710
                                                                -------------
                                                                    1,287,293
                                                                -------------
  HOTELS, RESTAURANTS & LEISURE - 0.5%
  McDonald's Corp...................................      8,854       550,630
                                                                -------------
  HOUSEHOLD PRODUCTS - 9.0%
  Colgate-Palmolive Co..............................     73,724     5,053,043
  Procter & Gamble Co. (The)(a).....................     75,756     4,683,236
                                                                -------------
                                                                    9,736,279
                                                                -------------
  INDUSTRIAL CONGLOMERATES - 0.3%
  McDermott International, Inc.*(a).................     35,536       351,096
                                                                -------------
  INSURANCE - 5.4%
  ACE, Ltd..........................................     44,213     2,339,752
  Aon Corp..........................................     11,962       546,424
  Assurant, Inc.....................................     15,124       453,720
  Chubb Corp. (The).................................     48,611     2,479,161
                                                                -------------
                                                                    5,819,057
                                                                -------------
  INTERNET SOFTWARE & SERVICES - 1.4%
  Google, Inc. - Class A*...........................      4,764     1,465,645
                                                                -------------
  IT SERVICES - 3.5%
  Accenture, Ltd. - Class A.........................     97,400     3,193,746
  Cognizant Technology Solutions Corp. - Class A*(a)     30,495       550,740
                                                                -------------
                                                                    3,744,486
                                                                -------------
  MACHINERY - 0.2%
  Joy Global, Inc.(a)...............................     11,100       254,079
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ---------------------------------------------------------------------------
  SECURITY                                                         VALUE
  DESCRIPTION                                          SHARES     (NOTE 2)
  ---------------------------------------------------------------------------

  MARINE - 0.2%
  Mitsui O.S.K. Lines, Ltd..........................      9,085 $      55,792
  Nippon Yusen KK...................................     33,910       209,129
                                                                -------------
                                                                      264,921
                                                                -------------
  METALS & MINING - 0.4%
  BHP Billiton, Ltd.................................     15,426       324,892
  Xstrata Plc.......................................     14,698       137,024
                                                                -------------
                                                                      461,916
                                                                -------------
  OIL, GAS & CONSUMABLE FUELS - 3.7%
  CONSOL Energy, Inc................................     17,639       504,123
  Exxon Mobil Corp..................................      5,794       462,535
  Marathon Oil Corp.................................     15,364       420,359
  Occidental Petroleum Corp.(a).....................     28,797     1,727,532
  Peabody Energy Corp...............................     16,823       382,723
  Valero Energy Corp................................     21,153       457,751
                                                                -------------
                                                                    3,955,023
                                                                -------------
  PERSONAL PRODUCTS - 0.5%
  Avon Products, Inc................................     21,654       520,346
                                                                -------------
  PHARMACEUTICALS - 7.4%
  Abbott Laboratories...............................     40,733     2,173,920
  Johnson & Johnson.................................     82,149     4,914,975
  Shire, Ltd........................................     61,172       894,566
                                                                -------------
                                                                    7,983,461
                                                                -------------
  ROAD & RAIL - 0.5%
  Norfolk Southern Corp.............................      7,546       355,039
  Union Pacific Corp.(a)............................      3,665       175,187
                                                                -------------
                                                                      530,226
                                                                -------------
  SOFTWARE - 5.3%
  Adobe Systems, Inc.*..............................     60,047     1,278,400
  Amdocs, Ltd.*.....................................     22,951       419,774
  Autodesk, Inc.*(a)................................     22,542       442,950
  Microsoft Corp....................................    185,095     3,598,247
                                                                -------------
                                                                    5,739,371
                                                                -------------
  WIRELESS TELECOMMUNICATION SERVICES - 3.3%
  China Mobile (Hong Kong), Ltd.....................     65,397       663,048
  KDDI Corp.........................................        410     2,920,179
                                                                -------------
                                                                    3,583,227
                                                                -------------
  Total Common Stocks (Cost $126,517,171)...........              100,280,458
                                                                -------------

 --------------------------------------------------------------------------------
 SECURITY                                              PAR             VALUE
 DESCRIPTION                                          AMOUNT          (NOTE 2)
 --------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 12.8%
 State Street Bank & Trust Co.,
   Repurchase Agreement,
   dated 12/31/08 at 0.010% to be repurchased at
   $7,693,004 on 01/02/09 collateralized by
   $7,850,000 U.S.Treasury Bill at 0.060% due
   02/12/09 with a value of $7,850,000............. $ 7,693,000    $   7,693,000
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b)..............................   6,090,759        6,090,759
                                                                   -------------
 Total Short-Term Investments (Cost $13,783,759)                      13,783,759
                                                                   -------------

 TOTAL INVESTMENTS - 105.4% (Cost $140,300,930)                      114,064,217
                                                                   -------------

 Other Assets and Liabilities (net) - (5.4)%                          (5,806,503)
                                                                   -------------

 TOTAL NET ASSETS - 100.0%                                         $ 108,257,714
                                                                   =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $100,967,140              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      13,097,077               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $114,064,217              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MET/AIM CAPITAL APPRECIATION PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $106,371,217
   Repurchase Agreement                                                      7,693,000
   Cash                                                                            819
   Cash denominated in foreign currencies (c)                                  820,841
   Receivable for investments sold                                              18,039
   Receivable for Trust shares sold                                             31,098
   Dividends receivable                                                        163,380
   Interest receivable                                                               2
                                                                          ------------
       Total assets                                                        115,098,396
                                                                          ------------
LIABILITIES
   Payables for:
       Trust shares redeemed                                                   551,763
       Distribution and services fees--Class E                                   1,299
       Collateral for securities on loan                                     6,090,759
       Management fee (Note 3)                                                  71,442
       Administration fee                                                          892
       Custodian and accounting fees                                             4,885
   Accrued expenses                                                            119,642
                                                                          ------------
       Total liabilities                                                     6,840,682
                                                                          ------------
NET ASSETS                                                                $108,257,714
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $193,781,933
   Accumulated net realized loss                                           (59,717,220)
   Unrealized depreciation on investments and foreign currency             (26,233,619)
   Undistributed net investment income                                         426,620
                                                                          ------------
       Total                                                              $108,257,714
                                                                          ============
NET ASSETS
   Class A                                                                $ 97,722,871
                                                                          ============
   Class E                                                                  10,534,843
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  14,347,221
                                                                          ============
   Class E                                                                   1,572,132
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       6.81
                                                                          ============
   Class E                                                                        6.70
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreements and
   collateral for securities on loan                                      $126,517,171
(b)Includes cash collateral for securities loaned of                         6,090,759
(c)Identified cost of foreign cash                                             821,979

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

MET/AIM CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  1,968,533
   Interest (2)                                                                193,391
                                                                          ------------
       Total investment income                                               2,161,924
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   1,316,411
   Administration fees                                                          14,300
   Custodian and accounting fees                                                52,737
   Distribution and services fees--Class E                                      23,526
   Audit and tax services                                                       31,976
   Legal                                                                        19,163
   Trustee fees and expenses                                                    18,375
   Shareholder reporting                                                        12,550
   Other                                                                         5,986
                                                                          ------------
       Total expenses                                                        1,495,024
       Less management fee waiver                                              (35,191)
       Less broker commission recapture                                        (30,605)
                                                                          ------------
   Net expenses                                                              1,429,228
                                                                          ------------
   Net investment income                                                       732,696
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                         (27,873,059)
       Foreign currency                                                        (62,717)
                                                                          ------------
   Net realized loss on investments and foreign currency                   (27,935,776)
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (61,788,832)
       Foreign currency                                                            818
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (61,788,014)
                                                                          ------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (89,723,790)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(88,991,094)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     17,321
(2)Interest income includes securities lending net income of:                  126,545

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


MET/AIM CAPITAL APPRECIATION PORTFOLIO
                                                                           YEAR ENDED    YEAR ENDED
                                                                          DECEMBER 31,  DECEMBER 31,
                                                                              2008          2007
                                                                         -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $     732,696  $    144,640
   Net realized gain (loss) on investments and foreign currency            (27,935,776)   11,292,543
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                    (61,788,014)   12,785,887
                                                                         -------------  ------------
   Net increase (decrease) in net assets resulting from operations         (88,991,094)   24,223,070
                                                                         -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (3,098,057)     (177,306)
     Class E                                                                  (298,328)           --
   From net realized gains
     Class A                                                                       (16)     (486,768)
     Class E                                                                        --            --
                                                                         -------------  ------------
   Net decrease in net assets resulting from distributions                  (3,396,401)     (664,074)
                                                                         -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                15,677,938    43,159,342
     Class E                                                                 2,124,141    23,151,059
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 3,098,073       664,074
     Class E                                                                   298,328            --
   Cost of shares repurchased
     Class A                                                               (48,130,314)  (54,036,490)
     Class E                                                                (4,050,725)   (3,186,676)
                                                                         -------------  ------------
   Net increase (decrease) in net assets from capital share
       transactions                                                        (30,982,559)    9,751,309
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (123,370,054)   33,310,305
   Net assets at beginning of period                                       231,627,768   198,317,463
                                                                         -------------  ------------
   Net assets at end of period                                           $ 108,257,714  $231,627,768
                                                                         =============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $     426,620  $  1,307,693
                                                                         =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:


MET/AIM CAPITAL APPRECIATION PORTFOLIO                        ----------------------
                                                                     FOR THE
                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                              ------------------
                                                                 2008        2007
                                                              -------     ------
NET ASSET VALUE, BEGINNING OF PERIOD......................... $ 12.08     $10.83
                                                              -------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss).................................    0.04 (a)   0.01 (a)
Net Realized/Unrealized Gain (Loss) on Investments...........   (5.12)      1.28
                                                              -------     ------
Total from Investment Operations.............................   (5.08)      1.29
                                                              -------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.........................   (0.19)     (0.01)
Distributions from Net Realized Capital Gains................   (0.00)+    (0.03)
                                                              -------     ------
Total Distributions..........................................   (0.19)     (0.04)
                                                              -------     ------
NET ASSET VALUE, END OF PERIOD............................... $  6.81     $12.08
                                                              =======     ======
TOTAL RETURN                                                   (42.64)%    11.92 %
Ratio of Expenses to Average Net Assets After Reimbursement..    0.83 %     0.82 %
Ratio of Expenses to Average Net Assets Before Reimbursement
  and Rebates................................................    0.87 %     0.86 %
Ratio of Net Investment Income (Loss) to Average Net Assets..    0.45 %     0.08 %
Portfolio Turnover Rate......................................   103.0 %     70.4 %
Net Assets, End of Period (in millions)...................... $  97.7     $210.8

                                                                        CLASS A
MET/AIM CAPITAL APPRECIATION PORTFOLIO                        --------------------------------------------
                                                                FOR THE
                                                              PERIOD ENDED          FOR THE YEARS ENDED
                                                              DECEMBER 31,              OCTOBER 31
                                                              ------------   ----------------------------
                                                                2006(C)         2006       2005      2004++
                                                              ------------   ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.........................    $12.04      $11.11     $ 9.98     $ 9.63
                                                                 ------      ------     ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss).................................      0.00 +(a)   0.01 (a)   0.04 (a)  (0.02)
Net Realized/Unrealized Gain (Loss) on Investments...........      0.31        1.01       1.10       0.37
                                                                 ------      ------     ------     ------
Total from Investment Operations.............................      0.31        1.02       1.14       0.35
                                                                 ------      ------     ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.........................     (0.02)      (0.02)     (0.01)        --
Distributions from Net Realized Capital Gains................     (1.50)      (0.07)        --         --
                                                                 ------      ------     ------     ------
Total Distributions..........................................     (1.52)      (0.09)     (0.01)        --
                                                                 ------      ------     ------     ------
NET ASSET VALUE, END OF PERIOD...............................    $10.83      $12.04     $11.11     $ 9.98
                                                                 ======      ======     ======     ======
TOTAL RETURN                                                       2.52 %      9.18 %    11.47 %     3.63 %
Ratio of Expenses to Average Net Assets After Reimbursement..      0.88 %*     0.92 %     0.85 %     0.85 %(b)
Ratio of Expenses to Average Net Assets Before Reimbursement
  and Rebates................................................      0.93 %*      N/A        N/A        N/A
Ratio of Net Investment Income (Loss) to Average Net Assets..      0.09 %*     0.11 %     0.34 %    (0.18)%
Portfolio Turnover Rate......................................      12.4 %     113.0 %     83.0 %     71.0 %
Net Assets, End of Period (in millions)......................    $198.3      $  202     $  238     $  234

*  Annualized
+  Rounds to less than $0.005 per share
++ Audited by other auditors Independent Registered Public Accounting Firm.
N/A Not Applicable
(a) Per share amount based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the period.
(c) Fiscal Year End changed on November 1, 2006 from October 31 to December 31.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                CLASS E
MET/AIM CAPITAL APPRECIATION PORTFOLIO                                    ----------------
                                                                                FOR THE
                                                                              YEARS ENDED
                                                                             DECEMBER 31,
                                                                          ----------------
                                                                            2008     2007(B)
                                                                          -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 11.89   $11.41
                                                                          -------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)..........................................    0.03    (0.01)
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.04)    0.49
                                                                          -------   ------
Total from Investment Operations.........................................   (5.01)    0.48
                                                                          -------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.18)      --
Distributions from Net Realized Capital Gains............................      --       --
                                                                          -------   ------
Total Distributions......................................................   (0.18)      --
                                                                          -------   ------
NET ASSET VALUE, END OF PERIOD........................................... $  6.70   $11.89
                                                                          =======   ======
TOTAL RETURN                                                               (42.72)%   4.21 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.98 %   0.97 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.02 %   1.01 %*
Ratio of Net Investment Income (Loss) to Average Net Assets..............    0.31 %  (0.14)%*
Portfolio Turnover Rate..................................................   103.0 %   70.4 %
Net Assets, End of Period (in millions).................................. $  10.5   $ 20.8

*  Annualized
(a) Per share amount based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2007.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Met/AIM Capital Appreciation Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and E Shares are currently offered by the Portfolio. Class B and C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                             Expiring    Expiring    Expiring
                   Total    12/31/2009  12/31/2010  12/31/2016
                ----------- ----------- ----------- -----------

                $58,609,853 $17,826,627 $11,887,038 $28,896,188

On May 1, 2006, the Met/AIM Capital Appreciation Portfolio, a series of The Travelers Series Trust, was reorganized into the Met/AIM Capital Appreciation Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $51,774,317 which are subject to an annual limitation of $10,410,524.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Invesco Aim Capital Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $1,316,411         0.80%    First $100 Million

                                 0.75%    $100 Million to $200 Million

                                 0.70%    $200 Million to $1 Billion

                                 0.65%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                -------------------------------------------------------
                                Class A                      Class E
                                -------                      -------

                                 1.25%                        1.40%

The amount waived for the period ended December 31, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Effective May 1, 2006, when the total of all the subadvised assets with the Adviser, which currently includes the assets of Met/AIM Capital Appreciation Portfolio and Met/AIM Small Cap Growth Portfolio, equal or exceed $750 million, the Met/AIM Capital Appreciation Portfolio's advisory fee will be reduced by ..025 basis points; and when the total of all the subadvised assets with the Adviser, which currently includes the assets of Met/AIM Capital Appreciation Portfolio and Met/AIM Small Cap Growth Portfolio, exceed $1.5 billion, the Met/AIM Capital Appreciation Portfolio's advisory fee reduction will increase to a total of 0.05 basis points.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                       Net Increase
                                                                        (Decrease)
                        Beginning                                       in Shares     Ending
                         Shares      Sales   Reinvestments Redemptions Outstanding    Shares
-                       ---------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008             17,460,131 1,650,931    287,391    (5,051,232)  (3,112,910) 14,347,221
 12/31/2007             18,310,216 3,708,038     57,846    (4,615,969)    (850,085) 17,460,131

 Class E

 12/31/2008              1,749,317   228,632     28,091      (433,908)    (177,185)  1,572,132
 04/28/2007-12/31/2007      --     2,021,235      --         (271,918)   1,749,317   1,749,317

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $168,880,188        $--        $205,640,902

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $141,419,648  $1,483,272  $(28,838,703)  $(27,355,431)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

6. SECURITIES LENDING


As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of   Value of
                   Value of     Cash     Non-Cash     Total
                  Securities Collateral Collateral* Collateral
                  ---------- ---------- ----------- ----------

                  $5,940,941 $6,090,759     $--     $6,090,759

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

               Ordinary Income   Long-Term Capital Gain        Total
             ------------------- ---------------------- -------------------
                2008      2007   2008        2007          2008      2007
             ---------- -------- ----        --------   ---------- --------

             $3,396,401 $177,339 $--       $486,735     $3,396,401 $664,074

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

     $437,969         $--      $(27,352,335)    $(58,609,853)   $(85,524,219)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

11. OTHER MATTERS


On February 11, 2009 the Board of Trustees of the Trust, subject to shareholder approval, approved the proposed reorganization of the Portfolio into the BlackRock Legacy Large Cap Portfolio ("BlackRock"), a series of Metropolitan Series Fund, Inc. The Portfolio's shareholders are scheduled to vote on the proposed reorganization at a meeting to be held on or about April 30, 2009. If approved by the Portfolio's shareholders, the reorganization will occur on or about May 1, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MET/AIM Capital Appreciation Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MET/AIM Capital Appreciation Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

MET/AIM CAPITAL APPRECIATION PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Met/AIM Capital Appreciation Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1 /

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Met/AIM Capital Appreciation Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Growth Index, for the same periods. The Board took into account management's discussion of the Portfolio's performance, including the impact of current market conditions on more recent performance. The Board also noted the recent portfolio manager change to the Portfolio, which occurred in February 2008. The Board also took into account management's plans with respect to this Portfolio. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Met/AIM Capital Appreciation Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median and above the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the total annual operating expenses of the Portfolio are capped. The Board also took into account the impact of the Portfolio's current asset levels on expenses. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Met/AIM Capital Appreciation Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
             MET INVESTORS SERIES TRUST          DECEMBER 31, 2008
             MET/AIM SMALL CAP GROWTH PORTFOLIO


             ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (38.60)%, (38.73)% and (38.70)% for Class A, B and E Shares, respectively, versus (33.79)% for its primary benchmark, the Russell 2000(R) Index/1/. The return for the Portfolio's secondary benchmark, the Russell 2000(R) Growth Index/2/, was (38.54)%.

MARKET ENVIRONMENT/CONDITIONS

Many factors contributed to the negative performance of most major market indexes for the fiscal year ended December 31, 2008. The chief catalyst was the ongoing subprime loan crisis and its far-reaching effects on overall credit availability. Additionally, record high crude oil prices, falling home values and the weak U.S. dollar placed significant pressure on the purchasing power of consumers. Later in the fiscal year, consumer confidence fell and market volatility increased dramatically due to growing fears of a global recession.

PORTFOLIO REVIEW/CURRENT POSITIONING

In the highly volatile market environment, the Portfolio underperformed versus the Russell 2000(R) Index. Underperformance was primarily driven by stock selection in the financials, industrials, health care and energy sectors. An overweight position in the energy sector versus the Russell 2000(R) Index also detracted from performance.

Some of this underperformance was offset by outperformance in other sectors, including consumer discretionary and consumer staples. In these two sectors, the Portfolio outperformed due to stock selection.

During the year, the most significant positioning changes included additions in the health care and consumer discretionary sectors. These purchases were funded by reducing exposure to the information technology, materials and energy sectors.

Relative to the Russell 2000(R) Growth Index, the largest overweight sectors include information technology and financials. The largest underweight sectors include health care and industrials.

JULIET ELLIS, Senior Portfolio Manager
JUAN HARTSFIELD, Portfolio Manager
CLAY MANLEY, Portfolio Manager
Assisted by the Small Cap Growth/Core Team
INVESCO AIM CAPITAL MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                 Percent of
                    Description                  Net Assets
                    ---------------------------------------
                    TETRA Technology, Inc.         1.95%
                    ---------------------------------------
                    Myriad Genetics, Inc.          1.75%
                    ---------------------------------------
                    Quality Systems, Inc.          1.69%
                    ---------------------------------------
                    Greenhill & Co., Inc.          1.66%
                    ---------------------------------------
                    Strayer Education, Inc.        1.55%
                    ---------------------------------------
                    Ralcorp Holdings, Inc.         1.48%
                    ---------------------------------------
                    DeVry, Inc.                    1.46%
                    ---------------------------------------
                    Cogent, Inc.                   1.40%
                    ---------------------------------------
                    Marvel Entertainment, Inc.     1.37%
                    ---------------------------------------
                    Knight Transportation, Inc.    1.34%
                    ---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Utilities                           2.1%
Technology                         16.0%
Industrials                        19.4%
Financials                          7.9%
Energy                              6.7%
Non-Cyclical                       29.9%
Cyclical                           11.2%
Communications                      6.3%
Basic Materials                     0.5%



--------
/1/ The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $905 million; the median market capitalization was approximately $345 million. The largest company in the index had a market capitalization of $3.804 billion. The index does not include fees or expenses and is not available for direct investment.


--------
/2/ The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY INVESCO AIM CAPITAL MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                 MET/AIM SMALL CAP GROWTH PORTFOLIO MANAGED BY
 INVESCO AIM CAPITAL MANAGEMENT, INC. VS. RUSSELL 2000(R) INDEX/1/ AND RUSSELL
                            2000(R) GROWTH INDEX/2/
                           Growth Based on $10,000+

                                     [CHART]


            Met/AIM Small Cap
            Growth Portfolio
            Class A, Class B,     Russell 2000/R/       Russell 2000/R/
                Class E              Index/1/           Growth Index/2/
            -----------------     ----------------      ---------------
10/9/2001       $10,000              $10,000               $10,000
12/31/2001       11,890               11,891                12,671
12/31/2002        8,620                9,456                 8,837
12/31/2003       11,969               13,923                13,126
12/31/2004       12,739               16,474                15,005
12/31/2005       13,791               17,223                15,629
12/31/2006       15,747               20,387                17,714
12/31/2007       17,490               20,067                18,963
12/31/2008       10,716               13,287                11,655



    -------------------------------------------------------------------
                                         Average Annual Return/3/
                                      (for the period ended 12/31/08)
    -------------------------------------------------------------------
                                                              Since
                                     1 Year  3 Year 5 Year Inception/4/
    -------------------------------------------------------------------
    Met/AIM Small Cap Growth
    Portfolio--Class A               -38.60% -7.98% -2.02%   -1.23%
--  Class B                          -38.73% -8.06% -2.18%    0.96%
    Class E                          -38.70% -7.99% -2.08%   -0.96%
    -------------------------------------------------------------------
- - Russell 2000(R) Index/1/         -33.79% -8.29% -0.93%    4.01%
    -------------------------------------------------------------------
--  Russell 2000(R) Growth Index/2/  -38.54% -9.32% -2.35%    1.59%
    -------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $905 million; the median market capitalization was approximately $345 million. The largest company in the index had a market capitalization of $3.804 billion. The index does not include fees or expenses and is not available for direct investment.

/2/The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MET/AIM SMALL CAP GROWTH PORTFOLIO           ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  686.90        $3.77
  Hypothetical (5% return before expenses)      1,000.00      1,020.66         4.52
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  686.10        $4.83
  Hypothetical (5% return before expenses)      1,000.00      1,019.41         5.79
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  686.20        $4.41
  Hypothetical (5% return before expenses)      1,000.00      1,019.91         5.28
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.89%, 1.14%, and 1.04% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 97.2%
    AEROSPACE & DEFENSE - 1.7%
    Hexcel Corp. *.................................... 310,737 $   2,296,346
    TransDigm Group, Inc. *(a)........................ 206,950     6,947,312
                                                               -------------
                                                                   9,243,658
                                                               -------------
    AIR FREIGHT & LOGISTICS - 2.2%
    Forward Air Corp.(a).............................. 216,809     5,261,954
    Hub Group, Inc.*.................................. 244,692     6,491,679
                                                               -------------
                                                                  11,753,633
                                                               -------------
    BIOTECHNOLOGY - 6.7%
    Acorda Therapeutics, Inc.*(a)..................... 195,417     4,008,003
    BioMarin Pharmaceutical, Inc.*(a)................. 301,237     5,362,019
    Cepheid, Inc.*(a)................................. 261,762     2,717,089
    Human Genome Sciences, Inc.*(a)................... 371,647       787,892
    Martek Biosciences Corp.*(a)...................... 181,372     5,497,385
    Myriad Genetics, Inc.*............................ 142,833     9,464,115
    OSI Pharmaceuticals, Inc.*(a)..................... 101,508     3,963,887
    United Therapeutics Corp.*(a).....................  71,661     4,482,395
                                                               -------------
                                                                  36,282,785
                                                               -------------
    CAPITAL MARKETS - 4.2%
    Affiliated Managers Group, Inc.*..................  90,378     3,788,646
    Greenhill & Co., Inc.(a).......................... 128,321     8,952,956
    optionsXpress Holdings, Inc....................... 232,418     3,105,104
    Riskmetrics Group, Inc.*(a).......................  52,238       777,824
    Stifel Financial Corp.*........................... 133,106     6,102,910
                                                               -------------
                                                                  22,727,440
                                                               -------------
    CHEMICALS - 0.8%
    Calgon Carbon Corp.*(a)........................... 272,796     4,190,147
                                                               -------------
    COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
    EnergySolutions................................... 325,486     1,838,996
    Fuel Tech, Inc.*(a)............................... 308,905     3,271,304
    Interface, Inc. - Class A(a)...................... 475,338     2,205,568
    TETRA Technology, Inc.*........................... 436,615    10,544,252
                                                               -------------
                                                                  17,860,120
                                                               -------------
    COMMERCIAL BANKS - 1.7%
    City National Corp................................  98,703     4,806,836
    SVB Financial Group*(a)........................... 167,755     4,400,214
                                                               -------------
                                                                   9,207,050
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 3.3%
    Harmonic, Inc.*................................... 721,208     4,045,977
    Nice Systems, Ltd.(ADR)*.......................... 221,557     4,978,386
    Polycom, Inc.*.................................... 308,027     4,161,444
    Starent Networks Corp.*(a)........................ 365,830     4,364,352
                                                               -------------
                                                                  17,550,159
                                                               -------------
    CONSTRUCTION & ENGINEERING - 1.6%
    Pike Electric Corp.*(a)........................... 454,674     5,592,490
    Quanta Services, Inc.*(a)......................... 151,108     2,991,939
                                                               -------------
                                                                   8,584,429
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    CONTAINERS & PACKAGING - 0.9%
    Greif, Inc........................................ 150,398 $   5,027,805
                                                               -------------
    DIVERSIFIED CONSUMER SERVICES - 3.0%
    DeVry, Inc........................................ 137,489     7,893,244
    Strayer Education, Inc.(a)........................  38,952     8,351,698
                                                               -------------
                                                                  16,244,942
                                                               -------------
    ELECTRIC UTILITIES - 1.0%
    ITC Holdings Corp................................. 129,277     5,646,819
                                                               -------------
    ELECTRICAL EQUIPMENT - 1.6%
    General Cable Corp.*(a)........................... 180,127     3,186,447
    Regal-Beloit Corp.(a)............................. 148,944     5,658,382
                                                               -------------
                                                                   8,844,829
                                                               -------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
    Cogent, Inc.*(a).................................. 556,965     7,558,015
    Coherent, Inc.*(a)................................ 153,990     3,304,625
    Tech Data Corp.*.................................. 218,401     3,896,274
                                                               -------------
                                                                  14,758,914
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 2.5%
    Dril-Quip, Inc.*.................................. 185,151     3,797,447
    FMC Technologies, Inc.*........................... 129,071     3,075,762
    ION Geophysical Corp.*(a)......................... 441,642     1,514,832
    Unit Corp.*....................................... 184,595     4,932,378
                                                               -------------
                                                                  13,320,419
                                                               -------------
    FOOD PRODUCTS - 1.5%
    Ralcorp Holdings, Inc.*........................... 136,817     7,990,113
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
    Gen-Probe, Inc.*.................................. 111,328     4,769,291
    Insulet Corp.*(a)................................. 262,247     2,024,547
    Mentor Corp.(a)................................... 156,105     4,828,328
    Meridian Bioscience, Inc.(a)...................... 227,845     5,803,212
    NuVasive, Inc.*(a)................................ 183,243     6,349,370
    Wright Medical Group, Inc.*(a).................... 243,530     4,975,318
    Zoll Medical Corp.*............................... 188,544     3,561,596
                                                               -------------
                                                                  32,311,662
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 4.9%
    Chemed Corp.(a)................................... 156,565     6,226,590
    inVentiv Health, Inc.*............................ 228,621     2,638,286
    LifePoint Hospitals, Inc.*(a)..................... 227,298     5,191,486
    Pediatrix Medical Group, Inc.*.................... 124,009     3,931,085
    PSS World Medical, Inc.*(a)....................... 216,202     4,068,922
    VCA Antech, Inc.*(a).............................. 230,537     4,583,076
                                                               -------------
                                                                  26,639,445
                                                               -------------
    HEALTH CARE TECHNOLOGY - 1.1%
    Eclipsys Corp.*................................... 398,915     5,660,604
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 3.7%
    Buffalo Wild Wings, Inc.*(a)...................... 186,955     4,795,396
    Choice Hotels International, Inc.(a).............. 164,947     4,958,307

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    HOTELS, RESTAURANTS & LEISURE - CONTINUED
    Jack in the Box, Inc.*............................ 295,382 $   6,524,988
    P.F. Chang's China Bistro, Inc.*(a)............... 184,465     3,862,697
                                                               -------------
                                                                  20,141,388
                                                               -------------
    HOUSEHOLD PRODUCTS - 1.2%
    Church & Dwight Co., Inc.......................... 119,581     6,710,886
                                                               -------------
    INSURANCE - 1.2%
    ProAssurance Corp.*............................... 119,296     6,296,443
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 2.1%
    Bankrate, Inc.*(a)................................ 152,806     5,806,628
    Omniture, Inc.*(a)................................ 142,574     1,516,988
    Websense, Inc.*................................... 280,358     4,196,959
                                                               -------------
                                                                  11,520,575
                                                               -------------
    IT SERVICES - 3.3%
    Global Payments, Inc.............................. 125,335     4,109,735
    NeuStar, Inc. - Class A*.......................... 255,060     4,879,298
    SRA International, Inc.*.......................... 250,797     4,326,248
    Syntel, Inc.(a)................................... 191,754     4,433,352
                                                               -------------
                                                                  17,748,633
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 2.5%
    AMAG Pharmaceuticals, Inc.*(a).................... 119,668     4,290,098
    PAREXEL International Corp.*...................... 256,388     2,489,527
    Techne Corp.......................................  10,881       702,042
    Varian, Inc.*..................................... 185,847     6,227,733
                                                               -------------
                                                                  13,709,400
                                                               -------------
    MACHINERY - 3.4%
    Barnes Group, Inc................................. 233,366     3,383,807
    Bucyrus International, Inc.(a).................... 132,153     2,447,474
    Dynamic Materials Corp.(a)........................ 172,774     3,336,266
    Lindsay Co.(a)....................................  89,793     2,854,519
    Wabtec Corp....................................... 158,476     6,299,421
                                                               -------------
                                                                  18,321,487
                                                               -------------
    MEDIA - 2.1%
    Live Nation, Inc.*(a)............................. 303,343     1,741,189
    Marvel Entertainment, Inc.*(a).................... 240,725     7,402,294
    National CineMedia, Inc.(a)....................... 210,405     2,133,506
                                                               -------------
                                                                  11,276,989
                                                               -------------
    METALS & MINING - 0.5%
    Carpenter Technology Corp......................... 136,958     2,813,117
                                                               -------------
    MULTILINE RETAIL - 0.6%
    Big Lots, Inc.*(a)................................ 212,850     3,084,197
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 4.0%
    Arena Resources, Inc.*............................ 237,603     6,674,268
    Bill Barrett Corp.*(a)............................ 222,469     4,700,770
    Carrizo Oil & Gas, Inc.*(a)....................... 198,345     3,193,355
    Goodrich Petroleum Corp.*(a)...................... 146,219     4,379,259
    Whiting Petroleum Corp.*..........................  80,515     2,694,032
                                                               -------------
                                                                  21,641,684
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    PHARMACEUTICALS - 1.5%
    Medicines Co. (The)*.............................. 287,038 $   4,228,070
    Perrigo Co.(a).................................... 120,821     3,903,726
                                                               -------------
                                                                   8,131,796
                                                               -------------
    PROFESSIONAL SERVICES - 1.2%
    CoStar Group, Inc.*(a)............................ 203,670     6,708,890
                                                               -------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
    BioMed Realty Trust, Inc.......................... 326,831     3,830,459
                                                               -------------
    ROAD & RAIL - 1.3%
    Knight Transportation, Inc.(a).................... 447,732     7,217,440
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
    Advanced Energy Industries, Inc.*(a).............. 430,509     4,283,565
    Hittite Microwave Corp.*(a)....................... 176,079     5,187,287
    Microsemi Corp.*(a)............................... 262,032     3,312,085
    Monolithic Power Systems, Inc.*(a)................ 306,500     3,864,965
    Power Integrations, Inc.(a)....................... 216,649     4,306,982
    Silicon Laboratories, Inc.*....................... 220,370     5,460,769
    Varian Semiconductor Equipment Associates,
      Inc.*(a)........................................ 256,345     4,644,971
                                                               -------------
                                                                  31,060,624
                                                               -------------
    SOFTWARE - 6.9%
    ANSYS, Inc.*(a)................................... 189,380     5,281,808
    Aspen Technology, Inc.*(a)........................ 525,325     3,897,912
    Blackboard, Inc.*(a).............................. 206,806     5,424,521
    Informatica Corp.*................................ 386,816     5,310,984
    Lawson Software, Inc.*............................ 735,434     3,485,957
    Manhattan Associates, Inc.*(a).................... 289,626     4,578,987
    Quality Systems, Inc.(a).......................... 209,713     9,147,681
                                                               -------------
                                                                  37,127,850
                                                               -------------
    SPECIALTY RETAIL - 2.5%
    AnnTaylor Stores Corp.*........................... 262,778     1,516,229
    HOT Topic, Inc.*(a)............................... 651,355     6,038,061
    Tractor Supply Co.*(a)............................  96,010     3,469,802
    Zumiez, Inc.*(a).................................. 332,576     2,477,691
                                                               -------------
                                                                  13,501,783
                                                               -------------
    TEXTILES, APPAREL & LUXURY GOODS - 0.8%
    Warnaco Group, Inc. (The)*........................ 211,592     4,153,551
                                                               -------------
    TRADING COMPANIES & DISTRIBUTORS - 0.5%
    WESCO International, Inc.*........................ 126,800     2,438,364
                                                               -------------
    WIRELESS TELECOMMUNICATION SERVICES - 0.7%
    SBA Communications Corp.*(a)...................... 239,250     3,904,561
                                                               -------------
    Total Common Stocks (Cost $705,018,024)                      525,185,090
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                        PAR         VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS - 20.2%
  State Street Bank & Trust Co., Repurchase
    Agreement, dated 12/31/08 at 0.010% to be
    repurchased at $14,926,008 on 01/02/09
    collateralized by $15,225,000 U.S. Treasury
    Bill at 0.010% due 02/19/09 with a value of
    $15,225,000. 0.010%, due 01/02/09............... $14,926,000 $ 14,926,000
  State Street Navigator Securities Lending Trust
    Prime Portfolio(b)..............................  94,274,579   94,274,579
                                                                 ------------
  Total Short-Term Investments
  (Cost $109,200,579)                                             109,200,579
                                                                 ------------

  TOTAL INVESTMENTS - 117.4% (Cost $814,218,603)                  634,385,669
                                                                 ------------

  Other Assets and Liabilities (net) - (17.4)%                    (93,823,916)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $540,561,753
                                                                 ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $619,459,669              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      14,926,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $634,385,669              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MET/AIM SMALL CAP GROWTH PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $ 619,459,669
    Repurchase Agreement                                                                         14,926,000
    Cash                                                                                                722
    Receivable for investments sold                                                               2,817,926
    Receivable for Trust shares sold                                                                309,756
    Dividends receivable                                                                            307,540
    Interest receivable                                                                                   4
                                                                                              -------------
       Total assets                                                                             637,821,617
                                                                                              -------------
LIABILITIES
    Payables for:
       Investments purchased                                                                      2,364,036
       Trust shares redeemed                                                                         54,140
       Distribution and services fees--Class B                                                       31,844
       Distribution and services fees--Class E                                                        1,120
       Collateral for securities on loan                                                         94,274,579
       Management fee (Note 3)                                                                      379,042
       Administration fee                                                                             3,709
       Custodian and accounting fees                                                                 91,026
    Accrued expenses                                                                                 60,368
                                                                                              -------------
       Total liabilities                                                                         97,259,864
                                                                                              -------------
NET ASSETS                                                                                    $ 540,561,753
                                                                                              =============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $ 772,068,345
    Accumulated net realized loss                                                               (51,673,658)
    Unrealized depreciation on investments                                                     (179,832,934)
    Undistributed net investment income                                                                  --
                                                                                              -------------
       Total                                                                                  $ 540,561,753
                                                                                              =============
NET ASSETS
    Class A                                                                                   $ 371,587,208
                                                                                              =============
    Class B                                                                                     159,662,871
                                                                                              =============
    Class E                                                                                       9,311,674
                                                                                              =============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                      44,423,992
                                                                                              =============
    Class B                                                                                      19,416,543
                                                                                              =============
    Class E                                                                                       1,119,989
                                                                                              =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $        8.36
                                                                                              =============
    Class B                                                                                            8.22
                                                                                              =============
    Class E                                                                                            8.31
                                                                                              =============

------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $ 705,018,024
(b)Includes cash collateral for securities loaned of                                             94,274,579

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

MET/AIM SMALL CAP GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $   2,899,206
   Interest (1)                                                               3,031,613
                                                                          -------------
       Total investment income                                                5,930,819
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    6,294,095
   Administration fees                                                           50,196
   Custodian and accounting fees                                                 34,462
   Distribution and services fees--Class B                                      569,922
   Distribution and services fees--Class E                                       20,909
   Audit and tax services                                                        31,976
   Legal                                                                         17,770
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                         39,171
   Insurance                                                                     10,948
   Other                                                                          8,412
                                                                          -------------
       Total expenses                                                         7,096,235
       Less broker commission recapture                                         (24,331)
                                                                          -------------
   Net expenses                                                               7,071,904
                                                                          -------------
   Net investment loss                                                       (1,141,085)
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS
   Net realized gain (loss) on:
       Investments                                                          (51,846,287)
       Futures contracts                                                        313,007
                                                                          -------------
   Net realized loss on investments and futures contracts                   (51,533,280)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (275,119,865)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (275,119,865)
                                                                          -------------
   Net realized and unrealized loss on investments and futures
       contracts                                                           (326,653,145)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(327,794,230)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:             $   2,647,301

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


MET/AIM SMALL CAP GROWTH PORTFOLIO
                                                                                 YEAR ENDED    YEAR ENDED
                                                                                DECEMBER 31,  DECEMBER 31,
                                                                                    2008          2007
                                                                               -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment loss                                                        $  (1,141,085) $ (4,122,479)
    Net realized gain (loss) on investments and futures contracts                (51,533,280)   75,299,642
    Net change in unrealized depreciation on investments                        (275,119,865)     (745,721)
                                                                               -------------  ------------
    Net increase (decrease) in net assets resulting from operations             (327,794,230)   70,431,442
                                                                               -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                              --            --
     Class B                                                                              --            --
     Class E                                                                              --            --
    From net realized gains
     Class A                                                                     (48,072,537)   (5,267,476)
     Class B                                                                     (21,605,656)   (4,315,128)
     Class E                                                                      (1,315,463)     (224,880)
                                                                               -------------  ------------
    Net decrease in net assets resulting from distributions                      (70,993,656)   (9,807,484)
                                                                               -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                     132,349,625   266,241,811
     Class B                                                                      31,541,045    58,626,170
     Class E                                                                       2,847,817     7,566,542
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                      48,072,537     5,267,476
     Class B                                                                      21,605,656     4,315,128
     Class E                                                                       1,315,463       224,880
    Cost of shares repurchased
     Class A                                                                    (130,947,052)  (46,125,451)
     Class B                                                                     (59,435,084)  (97,375,875)
     Class E                                                                      (5,077,364)   (6,665,551)
                                                                               -------------  ------------
    Net increase in net assets from capital share transactions                    42,272,643   192,075,130
                                                                               -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                           (356,515,243)  252,699,088
    Net assets at beginning of period                                            897,076,996   644,377,908
                                                                               -------------  ------------
    Net assets at end of period                                                $ 540,561,753  $897,076,996
                                                                               =============  ============
    Net assets at end of period includes undistributed net investment income   $          --  $         --
                                                                               =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                                CLASS A
MET/AIM SMALL CAP GROWTH PORTFOLIO                                        ----------------------------------------------
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------------
                                                                            2008      2007     2006      2005        2004
                                                                          -------   ------   ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.86   $13.53   $13.66   $12.84      $12.03
                                                                          -------   ------   ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)...................................................   (0.01)   (0.06)   (0.08)   (0.07)      (0.09)
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.35)    1.60     1.97     1.18        0.90
                                                                          -------   ------   ------   ------      ------
Total from Investment Operations.........................................   (5.36)    1.54     1.89     1.11        0.81
                                                                          -------   ------   ------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      --       --       --       --          --
Distributions from Net Realized Capital Gains............................   (1.14)   (0.21)   (2.02)   (0.29)         --
                                                                          -------   ------   ------   ------      ------
Total Distributions......................................................   (1.14)   (0.21)   (2.02)   (0.29)         --
                                                                          -------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................... $  8.36   $14.86   $13.53   $13.66      $12.84
                                                                          =======   ======   ======   ======      ======
TOTAL RETURN                                                               (38.60)%  11.40 %  13.91 %   8.59 %      6.73 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.89 %   0.92 %   0.97 %   0.99 %      1.03 %
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.89 %   0.92 %   0.98 %   0.96 %(b)   1.02 %(b)
Ratio of Net Investment Loss to Average Net Assets.......................   (0.07)%  (0.42)%  (0.58)%  (0.53)%     (0.74)%
Portfolio Turnover Rate..................................................    43.0 %   33.6 %   56.4 %   74.8 %      94.9 %
Net Assets, End of Period (in millions).................................. $ 371.6   $587.1   $329.3   $215.4      $ 92.5

                                                                                                CLASS B
                                                                          ----------------------------------------------
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------------
                                                                            2008      2007     2006      2005        2004
                                                                          -------   ------   ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.66   $13.39   $13.51   $12.74      $11.97
                                                                          -------   ------   ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)...................................................   (0.04)   (0.10)   (0.11)   (0.10)      (0.12)
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.26)    1.58     2.01     1.16        0.89
                                                                          -------   ------   ------   ------      ------
Total from Investment Operations.........................................   (5.30)    1.48     1.90     1.06        0.77
                                                                          -------   ------   ------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      --       --       --       --          --
Distributions from Net Realized Capital Gains............................   (1.14)   (0.21)   (2.02)   (0.29)         --
                                                                          -------   ------   ------   ------      ------
Total Distributions......................................................   (1.14)   (0.21)   (2.02)   (0.29)         --
                                                                          -------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................... $  8.22   $14.66   $13.39   $13.51      $12.74
                                                                          =======   ======   ======   ======      ======
TOTAL RETURN                                                               (38.73)%  11.07 %  14.18 %   8.27 %      6.43 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    1.14 %   1.16 %   1.21 %   1.25 %      1.29 %
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.14 %   1.17 %   1.23 %   1.20 %(b)   1.23 %(b)
Ratio of Net Investment Loss to Average Net Assets.......................   (0.33)%  (0.69)%  (0.83)%  (0.80)%     (1.03)%
Portfolio Turnover Rate..................................................    43.0 %   33.6 %   56.4 %   74.8 %      94.9 %
Net Assets, End of Period (in millions).................................. $ 159.7   $292.0   $299.7   $297.1      $309.7

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                                CLASS E
MET/AIM SMALL CAP GROWTH PORTFOLIO                                        ----------------------------------------------
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------------------
                                                                            2008      2007     2006      2005        2004
                                                                          -------   ------   ------   ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.80   $13.50   $13.60   $12.80      $12.01
                                                                          -------   ------   ------   ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)...................................................   (0.03)   (0.09)   (0.10)   (0.09)      (0.11)
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.32)    1.60     2.02     1.18        0.90
                                                                          -------   ------   ------   ------      ------
Total from Investment Operations.........................................   (5.35)    1.51     1.92     1.09        0.79
                                                                          -------   ------   ------   ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      --       --       --       --          --
Distributions from Net Realized Capital Gains............................   (1.14)   (0.21)   (2.02)   (0.29)         --
                                                                          -------   ------   ------   ------      ------
Total Distributions......................................................   (1.14)   (0.21)   (2.02)   (0.29)         --
                                                                          -------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD........................................... $  8.31   $14.80   $13.50   $13.60      $12.80
                                                                          =======   ======   ======   ======      ======
TOTAL RETURN                                                               (38.70)%  11.20 %  14.25 %   8.46 %      6.58 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    1.04 %   1.07 %   1.11 %   1.15 %      1.18 %
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.04 %   1.07 %   1.13 %   1.11 %(b)   1.13 %(b)
Ratio of Net Investment Loss to Average Net Assets.......................   (0.23)%  (0.58)%  (0.73)%  (0.70)%     (0.93)%
Portfolio Turnover Rate..................................................    43.0 %   33.6 %   56.4 %   74.8 %      94.9 %
Net Assets, End of Period (in millions).................................. $   9.3   $ 17.9   $ 15.4   $ 13.4      $ 12.4

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Met/AIM Small Cap Growth Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $50,435,230 $50,435,230

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Invesco Aim Capital Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
           -----------------    -----------  ------------------------

              $6,294,095          0.88%        First $500 Million

                                  0.83%        Over $500 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             1.05%              1.30%              1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  39,507,107 11,660,845   3,861,248   (10,605,208)   4,916,885  44,423,992
 12/31/2007  24,328,070 17,969,382     365,036    (3,155,381)  15,179,037  39,507,107

 Class B

 12/31/2008  19,915,686  2,772,585   1,762,288    (5,034,016)    (499,143) 19,416,543
 12/31/2007  22,380,780  3,947,187     302,604    (6,714,885)  (2,465,094) 19,915,686

 Class E

 12/31/2008   1,211,856    242,012     106,171      (440,050)     (91,867)  1,119,989
 12/31/2007   1,144,249    506,032      15,627      (454,052)      67,607   1,211,856

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $308,880,329        $--        $326,115,640

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

5. INVESTMENT TRANSACTIONS - CONTINUED


At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $815,457,033 $23,524,573  $(204,595,937) $(181,071,364)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $91,841,066 $94,274,579     $--     $94,274,579

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

         Ordinary Income    Long-Term Capital Gain         Total
      --------------------- ---------------------- ----------------------
         2008       2007       2008        2007       2008        2007
      ---------- ---------- ----------- ---------- ----------- ----------

      $5,757,072 $1,377,824 $65,236,513 $8,429,660 $70,993,585 $9,807,484

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

       $--           $--      $(181,071,364)    $(50,435,230)   $(231,506,594)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MET/AIM Small Cap Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MET/AIM Small Cap Growth Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

MET/AIM SMALL CAP GROWTH PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Met/AIM Small Cap Growth Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Met/AIM Small Cap Growth Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its Lipper Index for the one- and three-year periods and underperformed for the five-year period. The Board also considered that the Portfolio underperformed its benchmark, the Russell 2000 Growth Index, for the one- and five-year periods and outperformed for the three-year period ended the same date. Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Met/AIM Small Cap Growth Portfolio, the Board considered that the Portfolio's actual management fees were above the median of both the Expense Group and Expense Universe and below the median of the Sub-advised Expense Universe and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, the Expense Universe and the Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. The Board noted that management had implemented a reduction in the management and advisory fees in 2007. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Met/AIM Small Cap Growth Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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
                                              DECEMBER 31, 2008
               MET INVESTORS SERIES TRUST
               MET/FRANKLIN INCOME PORTFOLIO


               ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MET/FRANKLIN INCOME PORTFOLIO                     FOR THE PERIOD ENDED 12/31/08
MANAGED BY FRANKLIN ADVISERS, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio had a return of (19.19)% and (19.36)% for Class A and B Shares, respectively, compared with (34.23)% for its equity benchmark, the S&P 500(R) Index/1/, and 4.02% for its fixed income benchmark, the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/2/./ /

MARKET ENVIRONMENT/CONDITIONS

During the period, the U.S. economy faltered and the Consumer Board's Consumer Confidence Index fell to an all-time low since it began in 1967. The government's abrupt conservatorship of Fannie Mae and Freddie Mac and the failure of several blue-chip banks and financial institutions roiled the equity markets. Despite government interventions and massive emergency funding, rapidly weakening manufacturing activity and falling home prices exacerbated the nation's economic troubles. Jobless claims mounted and the unemployment rate rose to 7.2% by period-end. In early December, the National Bureau of Economic Research officially declared that the U.S. economy has been in recession since December 2007.

Prices for oil and other commodities rose dramatically until July and then retreated rapidly by period-end. Partially as a result of the steep price corrections, inflation declined significantly late in the review period. A slowing economy and decelerating inflation prompted policy makers to further lower interest rates and enact stimulus plans. During the period under review, the Federal Reserve Board lowered the federal funds target rate to a range of 0% to 0.25% from 2.25% at the start of the reporting period.

Volatility remained high throughout the reporting period but intensified in the latter half as stocks fluctuated wildly and Treasury prices soared. The period was among the worst in history for U.S. stock market performance, with all major indexes recording double-digit losses. All sectors lost value, and the financials, materials and information technology sectors had the largest declines.

PORTFOLIO REVIEW/CURRENT POSITIONING

Within equities, financial holdings generally detracted from Portfolio performance as the sector fared worse than other sectors. Some holdings significantly hurt performance even where we held securities higher in the capital structure such as Lehman Brothers Holdings convertible preferred stock (sold by period-end) and Fannie Mae and Freddie Mac preferred stocks. Wells Fargo was an exception and helped performance as its share price rose due to the perceived strength of the company's position relative to competitors and ability to gain market share in customer deposits. Significant commodity price declines in the second half of 2008, particularly for oil, negatively impacted our holdings in Canadian Oil Sands Trust and ConocoPhillips. On the other hand, some health care holdings contributed to the Fund's performance, including Johnson & Johnson (sold by period-end) and Mylan.

Within fixed income, investment-grade and noninvestment-grade corporate bonds suffered from severe spread widening due to the credit crisis and weakening economic conditions during the reporting period. Following the collapse of investment bank Lehman Brothers, corporate bond prices fell sharply and investors sought the safety of U.S. Treasury securities causing their yields to fall to extremely low levels. Additionally, highly leveraged companies, including Charter Communications and R.H. Donnelly, hurt Portfolio performance as the credit crisis raised investors' concerns regarding the companies' ability to access capital markets. Although bond prices remained highly volatile throughout the second half of the period, some finance company holdings in Fannie Mae MBS, Morgan Stanley and Merrill Lynch benefited performance as the Federal Reserve and U.S. Treasury sought to stabilize the financial system. Morgan Stanley benefited from its conversion to a bank holding company and expanded access to government assistance while Merrill Lynch was acquired by Bank of America.

CURRENT STRATEGY

Within equities, our strategy is to look across the investable universe of common stocks, preferred stocks, and convertible securities for opportunities with attractive income and long-term capital appreciation potential. Within equities, we favored shares of electric utility companies, particularly those with a core component of regulated utility operations.

Our fixed income strategy is similar. Specific to credit exposure, we pick bonds using our own credit research. Given the extreme pressures brought on by the credit crisis, we have been attempting to emphasize positions with strong underlying liquidity and asset value, with the ability to adjust to rapid changes in business conditions brought on by weakening economic conditions.

We have maintained a high cash position as asset flows have continued into the Portfolio. In this period of an uncertain economy and volatile markets, we are cautious, disciplined and methodical as we look for new opportunities for the Portfolio.

EDWARD D. PERKS CFA
Portfolio Manager
FRANKLIN ADVISERS, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN INCOME PORTFOLIO                     FOR THE PERIOD ENDED 12/31/08
MANAGED BY FRANKLIN ADVISERS, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                               Percent of
      Description                                              Net Assets
      -------------------------------------------------------------------
      Federal National Mortgage Assoc. (5.000%, due 04/01/38)    3.98%
      -------------------------------------------------------------------
      Wells Fargo & Co.                                          2.74%
      -------------------------------------------------------------------
      Tenet Healthcare Corp. (9.250%, due 02/01/15)              1.91%
      -------------------------------------------------------------------
      Merck & Co., Inc.                                          1.64%
      -------------------------------------------------------------------
      Ford Motor Credit Co. LLC (7.375%, due 10/28/09)           1.51%
      -------------------------------------------------------------------
      Texas Competitive Electric Holdings Co. LLC
       (10.250%, due 11/01/15)                                   1.47%
      -------------------------------------------------------------------
      Pfizer, Inc.                                               1.39%
      -------------------------------------------------------------------
      Dynegy Holdings, Inc. (11.875%, due 04/01/11)              1.29%
      -------------------------------------------------------------------
      Dollar General Corp. (11.875%, due 07/15/17)               1.27%
      -------------------------------------------------------------------
      JPMorgan Chase & Co. (7.9000%, due 12/31/49)               1.23%
      -------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08


                                 [CHART]

Common Stocks                            32.3%
Convertible Bonds                         3.0%
Convertible Preferred Stocks              4.2%
Domestic Bonds & Debt Securities         55.1%
Preferred Stocks                          0.1%
U.S. Government & Agency Obligations      5.3%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN INCOME PORTFOLIO                     FOR THE PERIOD ENDED 12/31/08
MANAGED BY FRANKLIN ADVISERS, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                   MET/FRANKLIN INCOME PORTFOLIO MANAGED BY
 FRANKLIN ADVISERS, INC. VS. S&P 500(R)INDEX/1/ AND BARCLAYS CAPITAL (FORMERLY
                 LEHMAN BROTHERS) U.S. AGGREGATE BOND INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

               Met/Franklin          Barclays (formerly
             Income Portfolio         Lehman Brothers)            S&P 500(R)
                --Class A          Aggregate Bond Index/1/         Index/2/
              ----------------     -----------------------        ----------
04/28/2008         $10,000                $10,000                   $10,000
12/31/2008           8,064                 10,402                     6,577




    -----------------------------------------------------------------------
                                                 Cumulative Return/3/
                                            (for the period ended 12/31/08)
    -----------------------------------------------------------------------
                                                         Since
                                                     Inception/4/
    -----------------------------------------------------------------------
--  Met/Franklin Income
    Portfolio--Class A                                  -19.19%
          Class B                                       -19.36%
    -----------------------------------------------------------------------
--  S&P 500(R) Index/1/                                 -34.23%
    -----------------------------------------------------------------------
    Barclays Capital (formerly Lehman
- - Brothers) U.S. Aggregate Bond Index/2/                4.02%
    -----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MET/FRANKLIN INCOME PORTFOLIO                ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  832.90        $3.92
  Hypothetical (5% return before expenses)      1,000.00      1,020.86         4.32
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  836.50        $5.08
  Hypothetical (5% return before expenses)      1,000.00      1,019.61         5.58
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% and 1.10% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                         PAR         VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  DOMESTIC BONDS & DEBT SECURITIES - 40.3%
  AUTOMOBILES - 0.1%
  Ford Motor Co. 7.450%, due 07/16/31............... $    200,000 $     57,000
                                                                  ------------
  BUILDING PRODUCTS - 0.1%
  Nortek, Inc. 10.000%, due 12/01/13................      200,000      137,000
                                                                  ------------
  CAPITAL MARKETS - 1.0%
  Lehman Brothers Holdings, Inc. 6.200%, due
    09/26/14(a).....................................      350,000       35,000
  Merrill Lynch & Co., Inc. 6.875%, due 04/25/18....      500,000      515,032
  Morgan Stanley 5.300%, due 03/01/13...............      500,000      453,856
                                                                  ------------
                                                                     1,003,888
                                                                  ------------
  CHEMICALS - 0.0%
  Ineos Group Holdings Plc 7.875%, due 02/15/16
    (144A)(b).......................................      158,000       28,552
                                                                  ------------
  COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
  Allied Waste North America, Inc. 6.125%, due
    02/15/14........................................    1,250,000    1,132,457
  Hertz Corp. 8.875%, due 01/01/14..................      500,000      310,000
  Hertz Corp. - Class A 10.500%, due 01/01/16.......      500,000      230,625
                                                                  ------------
                                                                     1,673,082
                                                                  ------------
  COMMERCIAL BANKS - 0.7%
  Wells Fargo Capital XIII 7.700%, due 12/29/49.....      300,000      247,804
  Wells Fargo Capital XV 9.750%, due 12/31/49.......      500,000      505,471
                                                                  ------------
                                                                       753,275
                                                                  ------------
  COMPUTERS & PERIPHERALS - 0.2%
  SunGard Data Systems, Inc. 9.125%, due 08/15/13...      250,000      217,500
                                                                  ------------
  CONSUMER FINANCE - 3.7%
  American Express Credit Corp. 7.300%, due 08/20/13      500,000      512,294
  Ford Motor Credit Co. LLC 7.375%, due 10/28/09....    1,750,000    1,537,161
    7.875%, due 06/15/10............................    1,200,000      960,511
    9.750%, due 09/15/10............................    1,000,000      800,278
                                                                  ------------
                                                                     3,810,244
                                                                  ------------
  DIVERSIFIED FINANCIAL SERVICES - 3.8%
  Bank of America Corp. 8.125%, due 12/29/49........      500,000      374,625
  General Motors Acceptance Corp. LLC 5.625%, due
    05/15/09........................................    1,000,000      961,048

  ----------------------------------------------------------------------------
                                                         PAR         VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  DIVERSIFIED FINANCIAL SERVICES - CONTINUED
    7.750%, due 01/19/10 (144A)(b).................. $    652,000 $    586,545
    6.875%, due 09/15/11 (144A)(b)..................      126,000      103,227
  JPMorgan Chase & Co. 7.900%, due 12/31/49.........    1,500,000    1,251,039
  Petroplus Finance, Ltd. 6.750%, due 05/01/14
    (144A)(b).......................................      500,000      320,000
    7.000%, due 05/01/17 (144A)(b)..................      380,000      233,700
  Washington Mutual Preferred Funding LLC 9.750%,
    due 10/29/49 (144A)(a)(b).......................      100,000           70
                                                                  ------------
                                                                     3,830,254
                                                                  ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
  Nortel Networks, Ltd. 10.750%, due 07/15/16
    (144A)(a)(b)....................................      300,000       81,000
                                                                  ------------
  ELECTRIC UTILITIES - 3.8%
  Aquila, Inc. 11.875%, due 07/01/12................      930,000      939,957
  Dominion Resources, Inc. 8.875%, due 01/15/19.....      500,000      539,742
  Illinois Power Co. 9.750%, due 11/15/18 (144A)(b).      500,000      547,185
  Public Service Co. of New Mexico 7.950%, due
    05/15/18........................................      400,000      326,002
  Texas Competitive Electric Holding Co.
    LLC 10.250%, due 11/01/15 (144A)(b).............    2,100,000    1,501,500
                                                                  ------------
                                                                     3,854,386
                                                                  ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
  Sanmina-SCI Corp. 6.750%, due 03/01/13............      500,000      217,500
                                                                  ------------
  ENVIRONMENTAL SERVICES - 0.5%
  Allied Waste North America, Inc. 5.750%, due
    02/15/11........................................      500,000      468,976
                                                                  ------------
  HEALTH CARE PROVIDERS & SERVICES - 4.5%
  Community Health Systems, Inc. 8.875%, due
    07/15/15........................................      700,000      647,500
  DaVita, Inc. 7.250%, due 03/15/15.................      200,000      191,000
  HCA, Inc. 6.375%, due 01/15/15....................      750,000      461,250
    9.250%, due 11/15/16............................      500,000      460,000
  Tenet Healthcare Corp. 9.250%, due 02/01/15.......    2,400,000    1,944,000
    7.375%, due 02/01/13............................    1,225,000      878,937
                                                                  ------------
                                                                     4,582,687
                                                                  ------------
  HOTELS, RESTAURANTS & LEISURE - 0.6%
  MGM MIRAGE, Inc. 6.750%, due 04/01/13.............      200,000      135,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                         PAR         VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  HOTELS, RESTAURANTS & LEISURE - CONTINUED
    13.000%, due 11/15/13 (144A)(b)................. $    500,000 $    478,750
                                                                  ------------
                                                                       613,750
                                                                  ------------
  HOUSEHOLD DURABLES - 0.1%
  KB HOME 6.375%, due 08/15/11......................      100,000       77,500
                                                                  ------------
  INSURANCE - 0.3%
  American International Group, Inc. 8.175%, due
    05/15/58 (144A)(b)..............................      200,000       77,899
  Liberty Mutual Group, Inc. 10.750%, due 06/15/58
    (144A)(b).......................................      500,000      275,355
                                                                  ------------
                                                                       353,254
                                                                  ------------
  IT SERVICES - 0.7%
  Freescale Semiconductor, Inc. 8.875%, due 12/15/14    1,500,000      667,500
                                                                  ------------
  MACHINERY - 0.8%
  Terex Corp. 8.000%, due 11/15/17..................    1,000,000      855,000
                                                                  ------------
  MANUFACTURING - 0.5%
  RBS Global, Inc./Rexnord Corp. 9.500%, due
    08/01/14........................................      250,000      187,500
    11.750%, due 08/01/16...........................      500,000      286,250
                                                                  ------------
                                                                       473,750
                                                                  ------------
  MEDIA - 4.3%
  Cablevision Systems Corp. 8.000%, due 04/15/12....      475,000      425,125
  CCH I Holdings LLC 0.000%/ 11.750%, due 05/15/14..      500,000       28,125
  CCH I LLC/CCH I Capital Corp. 11.000%, due
    10/01/15........................................      700,000      126,000
  CCH II LLC/CCH II Capital Corp. 10.250%, due
    09/15/10........................................    2,000,000      930,000
  CSC Holdings, Inc. 7.625%, due 04/01/11...........    1,000,000      947,500
  Dex Media, Inc. 8.000%, due 11/15/13..............      950,000      180,500
  DirecTV Holdings LLC/DirecTV
    Financing Co. 7.625%, due 05/15/16..............      200,000      195,000
  EchoStar DBS Corp. 6.375%, due 10/01/11...........      750,000      699,375
    7.750%, due 05/31/15............................      500,000      427,500
  R.H. Donnelley Corp. 8.875%, due 01/15/16-10/15/17    2,000,000      310,000
    6.875%, due 01/15/13............................      505,000       70,700
                                                                  ------------
                                                                     4,339,825
                                                                  ------------
  METALS & MINING - 0.8%
  Freeport-McMoRan Copper & Gold, Inc.
    8.375%, due 04/01/17............................      500,000      410,568

  -------------------------------------------------------------------------------
                                                         PAR            VALUE
  SECURITY DESCRIPTION                                  AMOUNT         (NOTE 2)
  -------------------------------------------------------------------------------

  METALS & MINING - CONTINUED
    6.875%, due 02/01/14............................ $    500,000    $    450,465
                                                                     ------------
                                                                          861,033
                                                                     ------------
  MULTI-UTILITIES - 0.5%
  Sempra Energy 8.900%, due 11/15/13................      500,000         505,329
                                                                     ------------
  MULTILINE RETAIL - 1.3%
  Dollar General Corp.
    10.625%, due 07/15/15...........................       50,000          48,000
    11.875%, due 07/15/17...........................    1,500,000       1,290,000
                                                                     ------------
                                                                        1,338,000
                                                                     ------------
  OIL & GAS EXPLORATION & PRODUCTION - 0.1%
  Sabine Pass LNG LP 7.250%, due 11/30/13...........      150,000         110,250
                                                                     ------------
  OIL, GAS & CONSUMABLE FUELS - 7.2%
  Callon Petroleum Co. 9.750%, due 12/08/10.........      518,000         209,790
  Chesapeake Energy Corp.
    6.500%, due 08/15/17............................      600,000         462,000
    7.250%, due 12/15/18............................    1,000,000         785,000
  Dynegy Holdings, Inc.
    6.875%, due 04/01/11............................    1,500,000       1,320,000
    8.375%, due 05/01/16............................      750,000         536,250
    7.750%, due 06/01/19............................      200,000         139,000
  El Paso Corp.
    12.000%, due 12/12/13...........................      400,000         394,000
    7.250%, due 06/01/18............................      500,000         399,336
  Mariner Energy, Inc. 7.500%, due 04/15/13.........      200,000         129,000
  Newfield Exploration Co. 6.625%, due 04/15/16.....    1,000,000         800,000
  PetroHawk Energy Corp. 7.875%, due 06/01/15
    (144A)(b).......................................    1,230,000         916,350
  Pioneer Natural Resources Co. 6.875%, due 05/01/18      530,000         373,333
  Plains Exploration & Production Co. 7.750%, due
    06/15/15........................................      500,000         380,000
  W&T Offshore, Inc. 8.250%, due 06/15/14 (144A)(b).      832,000         453,440
                                                                     ------------
                                                                        7,297,499
                                                                     ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
  Host Marriott LP 6.375%, due 03/15/15.............      700,000         525,000
  iStar Financial, Inc.
    5.150%, due 03/01/12............................      500,000         157,586
    8.625%, due 06/01/13............................      350,000         108,569
                                                                     ------------
                                                                          791,155
                                                                     ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                         PAR         VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
  Freescale Semiconductor, Inc. 10.125%, due
    12/15/16........................................ $    500,000 $    207,500
                                                                  ------------
  SOFTWARE - 0.3%
  First Data Corp. 9.875%, due 09/24/15.............      550,000      335,500
                                                                  ------------
  TOBACCO - 1.0%
  Altria Group, Inc.
    8.500%, due 11/10/13............................      500,000      518,383
    9.700%, due 11/10/18............................      500,000      541,284
                                                                  ------------
                                                                     1,059,667
                                                                  ------------
  UTILITIES - 0.5%
  Energy Future Holdings Corp. 10.875%, due
    11/01/17 (144A)(b)..............................      100,000       71,500
  PNM Resources, Inc. 9.250%, due 05/15/15..........      510,000      408,000
                                                                  ------------
                                                                       479,500
                                                                  ------------
  Total Domestic Bonds & Debt Securities (Cost
  $48,170,150)                                                      41,081,356
                                                                  ------------

  CONVERTIBLE BONDS - 2.3%
  HOTELS, RESTAURANTS & LEISURE - 0.9%
  Host Hotels & Resorts LP 3.250%, due 04/15/24
    (144A)(b).......................................    1,000,000      867,500
                                                                  ------------
  PHARMACEUTICALS - 0.4%
  Mylan, Inc. 3.750%, due 09/15/15 (144A)(b)........      500,000      451,605
                                                                  ------------
  REAL ESTATE - 0.6%
  Duke Realty LP 3.750%, due 12/01/11 (144A)(b).....    1,090,000      626,750
                                                                  ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
  Vornado Realty Trust 2.850%, due 04/01/27.........      500,000      371,250
                                                                  ------------
  Total Convertible Bonds (Cost $2,375,097)                          2,317,105
                                                                  ------------

  U.S. GOVERNMENT & AGENCY OBLIGATION - 4.0%
  Federal National Mortgage Assoc. 5.000%, due
    04/01/38 (Cost - $3,709,274)....................    3,965,869    4,054,031
                                                                  ------------
  LOAN PARTICIPATION - 1.1%
  Allison Transmission, Inc. 4.967%, due 08/07/14...      500,000      286,457
  Clear Channel Communications 5.086%, due 11/13/15.      881,000      430,589
  Idearc, Inc. 2.940%, due 11/17/13.................      301,700      102,578

  ----------------------------------------------------------------------------
                                                      SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  LOAN PARTICIPATION - CONTINUED
  Texas Competitive Electric Holdings
    Co. LLC 5.546%, due 10/10/14.................... $    498,737 $    347,039
                                                                  ------------
                                                                     1,166,663
                                                                  ------------
  Total Loan Participation (Cost $1,757,823)                         1,166,663
                                                                  ------------

  COMMON STOCKS - 24.3%
  CAPITAL MARKETS - 0.2%
  Goldman Sachs Group, Inc. (The) (144A)(b).........        5,000      166,536
                                                                  ------------
  COMMERCIAL BANKS - 3.2%
  Barclays Plc......................................       50,000      112,721
  HSBC Holdings Plc.................................       37,000      354,136
  Wells Fargo & Co..................................       94,800    2,794,704
                                                                  ------------
                                                                     3,261,561
                                                                  ------------
  DIVERSIFIED FINANCIAL SERVICES - 1.3%
  Bank of America Corp..............................       70,000      985,600
  JPMorgan Chase & Co...............................       10,000      315,300
                                                                  ------------
                                                                     1,300,900
                                                                  ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
  AT&T, Inc.........................................       30,000      855,000
  Verizon Communications, Inc.......................       20,000      678,000
                                                                  ------------
                                                                     1,533,000
                                                                  ------------
  ELECTRIC UTILITIES - 5.9%
  American Electric Power Co., Inc..................       20,000      665,600
  Duke Energy Corp..................................       70,000    1,050,700
  FirstEnergy Corp..................................       15,000      728,700
  FPL Group, Inc....................................       17,500      880,775
  Pinnacle West Capital Corp........................       12,000      385,560
  Progress Energy, Inc..............................        8,000      318,800
  Southern Co.......................................       30,000    1,110,000
  Xcel Energy, Inc..................................       46,927      870,496
                                                                  ------------
                                                                     6,010,631
                                                                  ------------
  GAS UTILITIES - 0.5%
  AGL Resources, Inc................................       15,000      470,250
                                                                  ------------
  MEDIA - 0.3%
  Comcast Corp. - Class A...........................       18,755      316,584
                                                                  ------------
  MULTI-UTILITIES - 5.7%
  Ameren Corp.......................................       20,000      665,200
  Consolidated Edison, Inc..........................       20,000      778,600
  Dominion Resources, Inc...........................       25,000      896,000
  PG&E Corp.........................................       30,000    1,161,300
  Public Service Enterprise Group, Inc..............       30,000      875,100
  Sempra Energy.....................................       14,100      601,083
  TECO Energy, Inc..................................       70,000      864,500
                                                                  ------------
                                                                     5,841,783
                                                                  ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ------------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ------------------------------------------------------------------------------

  OIL, GAS & CONSUMABLE FUELS - 1.8%
  Canadian Oil Sands Trust..........................      40,000 $    683,678
  ConocoPhillips....................................      15,000      777,000
  Spectra Energy Corp...............................      26,000      409,240
                                                                 ------------
                                                                    1,869,918
                                                                 ------------
  PHARMACEUTICALS - 3.0%
  Merck & Co., Inc..................................      55,000    1,672,000
  Pfizer, Inc.......................................      80,000    1,416,800
                                                                 ------------
                                                                    3,088,800
                                                                 ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
  iStar Financial, Inc..............................      21,300       47,499
                                                                 ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
  Intel Corp........................................      60,000      879,600
                                                                 ------------
  Total Common Stocks (Cost $29,342,994)                           24,787,062
                                                                 ------------

  PREFERRED STOCKS - 0.0%
  DIVERSIFIED FINANCIAL SERVICES - 0.0%
  Preferred Blocker, Inc. 9.000%, due 12/31/11
    (144A)(b)*......................................         141       35,250
                                                                 ------------
  THRIFTS & MORTGAGE FINANCE - 0.0%
  Federal Home Loan Mortgage Corp. 8.375%, due
    12/31/12........................................      10,300        4,017
  Federal National Mortgage Assoc. 8.250%, due
    12/31/10........................................       6,900        5,727
                                                                 ------------
                                                                        9,744
                                                                 ------------
  Total Preferred Stocks (Cost $453,576)                               44,994
                                                                 ------------

  CONVERTIBLE PREFERRED STOCKS - 3.2%
  AUTOMOBILES - 0.1%
  General Motors Corp. 6.250%, due 07/15/33.........      15,000       48,000
                                                                 ------------
  CAPITAL MARKETS - 0.1%
  Legg Mason, Inc. 7.000%, due 06/30/11.............       5,000      110,000
                                                                 ------------
  COMMERCIAL BANKS - 0.4%
  Wachovia Corp. 7.500%, due 12/31/49...............         500      375,000
                                                                 ------------
  DIVERSIFIED FINANCIAL SERVICES - 1.7%
  Bank of America Corp. 7.250%, due 12/31/49........         800      520,000
  Citigroup, Inc. 6.500%, due 12/31/49..............      44,600    1,248,354
                                                                 ------------
                                                                    1,768,354
                                                                 ------------
  INSURANCE - 0.0%
  American International Group, Inc. 8.500%, due
    08/01/11........................................       3,975       33,788
                                                                 ------------

  ----------------------------------------------------------------------------
                                                      SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  MULTI-UTILITIES - 0.2%
  CMS Energy Trust I 7.750%, due 07/15/27...........        6,500 $    213,353
                                                                  ------------
  PHARMACEUTICALS - 0.5%
  Schering-Plough Corp. 6.000%, due 08/13/10........        2,750      479,875
                                                                  ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
  FelCor Lodging Trust, Inc. 1.950%, due 12/31/49...       34,000      229,500
                                                                  ------------
  THRIFTS & MORTGAGE FINANCE - 0.0%
  Federal National Mortgage Assoc. 8.750%, due
    05/13/11........................................        3,800        3,990
  Washington Mutual, Inc. 7.750%, due 12/31/49(a)...          200          530
                                                                  ------------
                                                                         4,520
                                                                  ------------
  Total Convertible Preferred Stocks (Cost
  $4,087,687)                                                        3,262,390
                                                                  ------------

  SHORT-TERM INVESTMENTS - 23.1%
  Federal Home Loan Bank 0.001%, due 01/02/09(c).... $  1,060,000    1,060,000
  State Street Bank & Trust Co., Repurchase
    Agreement, dated 12/31/08 at 0.010% to be
    repurchased at $22,463,012 on 01/02/09
    collateralized by $22,915,000 U.S. Treasury
    Bill at 0.033% due 02/19/09 with a value of
    $22,915,000.....................................   22,463,000   22,463,000
                                                                  ------------
  Total Short-Term Investments (Cost $23,523,000)                   23,523,000
                                                                  ------------

  TOTAL INVESTMENTS - 98.3% (Cost $113,419,601)                    100,236,601
                                                                  ------------

  Other Assets and Liabilities (net) - 1.7%                          1,722,319
                                                                  ------------

  TOTAL NET ASSETS - 100.0%                                       $101,958,920
                                                                  ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) Security is in default and/or issuer is in bankruptcy.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $7,822,714 of net assets.
(c) Zero coupon bond - Interest rate represents current yield to maturity.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $ 26,837,449              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      73,399,152               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $100,236,601              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MET/FRANKLIN INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 77,773,601
   Repurchase Agreement                                                     22,463,000
   Cash                                                                        260,589
   Receivable for Trust shares sold                                            412,830
   Dividends receivable                                                         96,831
   Interest receivable                                                       1,201,252
                                                                          ------------
       Total assets                                                        102,208,103
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                   158,356
       Trust shares redeemed                                                     1,267
       Distribution and services fees--Class B                                   1,834
       Management fee (Note 3)                                                  53,075
       Administration fee                                                          861
       Custodian and accounting fees                                             2,039
   Accrued expenses                                                             31,751
                                                                          ------------
       Total liabilities                                                       249,183
                                                                          ------------
NET ASSETS                                                                $101,958,920
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $117,602,192
   Accumulated net realized loss                                            (2,452,254)
   Unrealized depreciation on investments and foreign currency             (13,182,872)
   Distribution in excess of net investment income                              (8,146)
                                                                          ------------
       Total                                                              $101,958,920
                                                                          ============
NET ASSETS
   Class A                                                                $ 91,987,880
                                                                          ============
   Class B                                                                   9,971,040
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  11,687,885
                                                                          ============
   Class B                                                                   1,267,885
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       7.87
                                                                          ============
   Class B                                                                        7.86
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement                    $ 90,956,601

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*


MET/FRANKLIN INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    745,948
   Interest                                                                  2,044,643
                                                                          ------------
       Total investment income                                               2,790,591
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     317,916
   Administration fees                                                           5,251
   Custodian and accounting fees                                                16,239
   Distribution and services fees--Class B                                       8,792
   Audit and tax services                                                       31,950
   Legal                                                                        14,461
   Trustee fees and expenses                                                    13,165
   Shareholder reporting                                                         4,534
   Insurance                                                                       428
   Organizational expense                                                        2,009
   Other                                                                         3,323
                                                                          ------------
       Total expenses                                                          418,068
       Less management fee waiver                                              (46,755)
       Less expenses reimbursed by the Manager                                 (11,820)
       Less broker commission recapture                                           (835)
                                                                          ------------
   Net expenses                                                                358,658
                                                                          ------------
   Net investment income                                                     2,431,933
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                          (2,479,629)
       Foreign currency                                                         (6,408)
                                                                          ------------
   Net realized loss on investments and foreign currency                    (2,486,037)
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (13,183,000)
       Foreign currency                                                            128
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (13,182,872)
                                                                          ------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (15,668,909)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(13,236,976)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      5,568

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


MET/FRANKLIN INCOME PORTFOLIO
                                                                                               PERIOD ENDED
                                                                                            DECEMBER 31, 2008*
                                                                                            ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $  2,431,933
    Net realized loss on investments and foreign currency                                        (2,486,037)
    Net change in unrealized depreciation on investments and foreign currency                   (13,182,872)
                                                                                               ------------
    Net decrease in net assets resulting from operations                                        (13,236,976)
                                                                                               ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                     (2,178,346)
     Class B                                                                                       (227,949)
    From net realized gains
     Class A                                                                                             --
     Class B                                                                                             --
    From return of capital
     Class A                                                                                        (31,472)
     Class B                                                                                         (3,420)
                                                                                               ------------
    Net decrease in net assets resulting from distributions                                      (2,441,187)
                                                                                               ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                    115,345,105
     Class B                                                                                     12,589,333
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                      2,209,818
     Class B                                                                                        231,369
    Cost of shares repurchased
     Class A                                                                                    (11,330,742)
     Class B                                                                                     (1,407,800)
                                                                                               ------------
    Net increase in net assets from capital share transactions                                  117,637,083
                                                                                               ------------
NET INCREASE IN NET ASSETS                                                                      101,958,920
    Net assets at beginning of period                                                                    --
                                                                                               ------------
    Net assets at end of period                                                                $101,958,920
                                                                                               ============
    Net assets at end of period includes distributions in excess of net investment income      $     (8,146)
                                                                                               ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                             CLASS A
MET/FRANKLIN INCOME PORTFOLIO                                             --------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                             2008(B)
                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.36
Net Realized/Unrealized Loss on Investments..............................      (2.29)
                                                                             -------
Total from Investment Operations.........................................      (1.93)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.20)
Distributions from Net Realized Capital Gains............................         --
Distributions from Return of Capital.....................................      (0.00)+
                                                                             -------
Total Distributions......................................................      (0.20)
                                                                             -------
NET ASSET VALUE, END OF PERIOD...........................................    $  7.87
                                                                             =======
TOTAL RETURN                                                                  (19.19)%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.88 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       1.03 %*
Ratio of Net Investment Income to Average Net Assets.....................       6.13 %*
Portfolio Turnover Rate..................................................       12.7 %
Net Assets, End of Period (in millions)..................................    $  92.0

                                                                             CLASS B
                                                                          --------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                             2008(B)
                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.35
Net Realized/Unrealized Loss on Investments..............................      (2.30)
                                                                             -------
Total from Investment Operations.........................................      (1.95)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.19)
Distributions from Net Realized Capital Gains............................         --
Distributions from Return of Capital.....................................      (0.00)+
                                                                             -------
Total Distributions......................................................      (0.19)
                                                                             -------
NET ASSET VALUE, END OF PERIOD...........................................    $  7.86
                                                                             =======
TOTAL RETURN                                                                  (19.36)%
Ratio of Expenses to Average Net Assets After Reimbursement..............       1.14 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       1.28 %*
Ratio of Net Investment Income to Average Net Assets.....................       6.06 %*
Portfolio Turnover Rate..................................................       12.7 %
Net Assets, End of Period (in millions)..................................    $  10.0

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Met/Franklin Income Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                             ---------- ----------

                             $1,630,235 $1,630,235

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Advisers, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $317,916          0.800%   First $200 Million

                                 0.675%   $200 Million to $500 Million

                                 0.650%   Over $500 Million

The advisory fee the Manager pays to the Adviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust and of Metropolitan Series Fund, Inc. that are managed by the Adviser and/or its affiliates.

The Manager has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the advisory fee were also applied for purposes of calculating the management fee. During the period ended December 31, 2008, the Manager voluntarily waived 0.12% in management fees otherwise chargeable to the Portfolio.

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                               Expenses Deferred in
                                               --------------------
                                                       2008
                      Maximum Expense Ratio            ----
                      under current Expense    Subject to repayment
                          Limitation Agreement  until December 31,
                      -----------------------  --------------------
                      Class A      Class B             2013
                      -------      -------            -----

                      0.90%         1.15%            $11,820

The amount waived and expenses reimbursed for the period ended December 31, 2008 are shown as a management fee waiver and expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%,

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                      Net Increase
                       Beginning                                       in Shares     Ending
                        Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                       --------- ---------- ------------- ----------- ------------ ----------

 Class A

 4/28/2008-12/31/2008     --     12,732,205    286,990    (1,331,310)  11,687,885  11,687,885

 Class B

 4/28/2008-12/31/2008     --      1,402,985     30,087      (165,187)   1,267,885   1,267,885

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

           $4,523,222     $93,387,528       $20,085       $5,642,349

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $113,400,399  $1,989,273  $(15,153,071)  $(13,163,798)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

                                                  Return of
          Ordinary Income Long-Term Capital Gains  Capital    Total
          --------------- ----------------------- --------- ----------
               2008                2008             2008      2008
               ----                ----             ----      ----
            $2,406,295              $--            $34,892  $2,441,187

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized Loss Carryforwards
     Income         Gain       Depreciation    and Deferrals        Total
  ------------- ------------- -------------- ------------------ ------------

       $--           $--       $(13,163,671)    $(2,479,601)    $(15,643,272)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Met/Franklin Income Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Met/Franklin Income Portfolio of the Met Investors Series Trust as of December 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                      Position(s)    Term of Office                                              Complex
Name, Age and          Held with     and Length of           Principal Occupation(s)             overseen   Other Directorships
Address                the Trust      Time Served              During Past 5 Years             by Trustee**   Held by Trustee
-------              --------------- --------------  ----------------------------------------- ------------ ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52) Trustee          Indefinite;    Since 2004, Director of Norwood                49      Director of Gainsco,
                                      From           Promotional Products, Inc.; since 2005,                Inc., Norwood
                                      March 2008     Director of Gainsco, Inc. (auto                        Promotional
                                      to present.    insurance); since 2007, Director of                    Products, Inc.,
                                                     Wealthpoint Advisors (a business                       Wealthpoint Advisors
                                                     development company) and Holladay                      and Holladay Bank.
                                                     Bank; from 1992-2006, President and
                                                     Chief Executive Officer of ING Fund
                                                     Distributor, LLC.
The Executive
Officers
--------
Jeffrey A. Tupper    Chief            From August    Since October 2006, Assistant Vice            N/A      N/A
(38)                 Financial        2002 to        President, MetLife Group, Inc.; since
                     Officer,         present.       February 2001, Assistant Vice President
                     Treasurer                       of MetLife Investors Insurance
                                                     Company.

Michael K. Farrell   Executive Vice   From August    Since December 2005, Executive Vice           N/A      N/A
(56)                 President        2002 to        President of Metropolitan Life Insurance
                                      present.       Company; since July 2002, Chief
                                                     Executive Officer of MetLife Investors
                                                     Group, Inc. and Met Investors Advisory,
                                                     LLC; since April 2001, Chief Executive
                                                     Officer of MetLife Resources and Vice
                                                     President of Metropolitan Life Insurance
                                                     Company; since January 1990, President
                                                     of Michael K. Farrell Associates, Inc.
                                                     (qualified retirement plans for non-
                                                     profit organizations).

Richard C. Pearson   Vice President   From           Since July 2002, President of MetLife         N/A      N/A
(65)                 and Secretary    December       Investors Distribution Company; since
                                      2000 to        January, 2002, Secretary of Met
                                      present.       Investors Advisory, LLC; since January
                                                     2001, Senior Vice President, General
                                                     Counsel and Secretary of MetLife
                                                     Investors Group, Inc.; since November
                                                     2000, Vice President, General Counsel
                                                     and Secretary of Met Investors Advisory,
                                                     LLC; from 1998 to November 2000,
                                                     President, Security First Group, Inc.

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



            MET INVESTORS SERIES TRUST            DECEMBER 31, 2008
            MET/FRANKLIN MUTUAL SHARES PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MET/FRANKLIN MUTUAL SHARES PORTFOLIO              FOR THE PERIOD ENDED 12/31/08
MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio had a return of (33.20)% and (33.36)% for Class A and B Shares, respectively, versus (34.23)% for its benchmark, the S&P 500(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

During 2008, the global economy felt the effects of decelerating growth in the U.S. where housing prices declined, consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses intensified. Fear of recession spanned the entire period, and in the summer most economists agreed that a recession had already begun. By then, the faltering U.S. economy had negatively impacted growth prospects around the world. Although growth in the first half of the year was robust in developing economies, particularly in Asia, signs of a global slowdown surfaced in the latter half.

In an environment of extremely high commodity prices that increased inflationary pressure, the world's monetary authorities faced the choice of lowering short-term interest rates to stimulate growth or raising them to fight rising inflation. Stimulus provided through fiscal and monetary policies implemented around the globe sought to restore financial market stability and reignite economic growth. The U.S. Treasury and the Federal Reserve Board (Fed) took unprecedented steps, including lowering short-term rates to near 0% from 4.25%. The European Central Bank (ECB) and many of the world's central banks had raised rates due to inflationary pressures. Later in the year, the potential for global recession trumped inflationary concerns, and the world's monetary authorities cut interest rates aggressively. The U.S. dollar, which had declined earlier in the period versus many of the world's currencies, regained ground quickly toward period-end as a flight to the relative safety of U.S. Treasuries prevailed.

In this challenging economic time, volatility came to define global equity markets. Virtually all local indexes ended the 12-month period with marked losses. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies outside the financials sector retained relatively strong balance sheets.

PORTFOLIO REVIEW/CURRENT POSITIONING

During the period under review, three investments that declined in value were Constellation Energy, a power generation and distribution company; News Corp., an international media company; and International Paper, a paper and forest products company.

In the second half of 2008, Constellation Energy's management disclosed that collateral requirements for certain business operations had increased substantially. This development triggered concerns about the company's capital position, and its share price weakened materially. In September, MidAmerican Energy Holdings, a utility controlled by Berkshire Hathaway, agreed to inject capital into Constellation and also offered to purchase all of Constellation's outstanding shares for $4.7 billion. Initially, Constellation's board supported MidAmerican's offer, but by mid-December Electricite de France
(EDF), a Constellation joint venture partner, offered to purchase half of the company's nuclear assets for $4.5 billion. The EDF proposal enabled existing investors to retain a stake in half of Constellation's nuclear generation assets and complete ownership of its remaining assets. Constellation's board ultimately endorsed EDF's offer and terminated the MidAmerican deal. Although MidAmerican's capital injection was dilutive to shareholders and the shares declined in value, we believed the share price at year-end materially undervalued Constellation's combined assets.

News Corporation shares declined as early signs of recession curbed advertising spending emerged. The company has a diversified portfolio of media properties including television networks and stations, cable networks, newspapers and a film studio. While some of these platforms posted strong growth, the television stations and newspaper operations proved particularly vulnerable as consumers' multi-year migration away from those media formats was exacerbated by the slowing ad market. Although perhaps somewhat counterintuitive, the company's significant cash balance also weighed on the stock price. Investors were concerned about the company's suggestions that it would prefer strategic acquisitions over stock repurchases despite the weak business environment. We believed that the longer-term strategic value of News Corp.'s assets remained intact.

Shares of International Paper, North America's largest producer of cardboard boxes and the second-largest producer of copy paper, declined in value during the eight months under review. The stock came under pressure as rising raw materials costs drove input costs higher, demand declined due to overall economic weakness, and lower capacity utilization negatively affected the company's financial performance. Despite these headwinds, pricing for International Paper's products remained fairly firm as the company (and most of its competitors) aggressively reduced production to better match supply with demand. The company completed its purchase of Weyerhaeuser's box business in August, which provided significant cost-saving opportunities. We believed this holding's intrinsic value was significantly higher than year-end market values and continued to hold the position into 2009.

Three of the Portfolio's best performing investments were Valeant
Pharmaceuticals International, a specialty pharmaceuticals company; brewer Anheuser-Busch; and Qwest Communications International, a provider of phone and broadband Internet services over its high-capacity global fiber-optic network.

Valeant is a multinational specialty pharmaceutical company that develops and markets products primarily in the neurology and

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN MUTUAL SHARES PORTFOLIO              FOR THE PERIOD ENDED 12/31/08
MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


therapeutic dermatology areas. Valeant's stock rose during the period after a number of positive developments. In the first half of 2008, Michael Pearson was named CEO, and his focus on the company's core geographies was well received by investors. Pearson quickly began to deliver on his strategy by selling the company's western European operations and announcing his intention to exit much of the central European business. Over the course of 2008, Valeant also announced a cost reduction program, a partnership with GlaxoSmithKline to develop the epilepsy drug Retigabine, and acquisitions to bolster existing product lines.

Anheuser-Busch received an unsolicited $65 per share cash takeover offer from Belgian brewing giant InBev in the spring of 2008. In our analysis, the company had been a long-time underperformer and suffered from a complacent management team. After the initial announcement, we began to buy shares at a discount to the offer as we believed the acquirer had the financial strength and management aggressiveness to increase its price and complete the deal. In July, the board of Anheuser-Busch accepted InBev's enhanced $70-per-share cash offer. As the global credit crunch accelerated in September and October, Anheuser-Busch shares traded lower over concerns that the deal might not close, and we used this opportunity to add to the Portfolio's position. InBev completed the acquisition in November, and the new company, Anheuser-Busch InBev, became the largest global brewer.

Qwest shares performed relatively well during the period under review as a new management team sought to reassure investors about the company's liquidity position and capital spending plans. This reinforced third-quarter earnings that showed stabilizing sales in Qwest's wholesale division and growth in the company's enterprise division.

TEAM MANAGED APPROACH
PETER A. LANGERMAN, Co-Portfolio Manager
F. DAVID SEGAL CFA, Co-Portfolio Manager
DEBORAH A. TURNER CFA, Assistant Portfolio Manager
FRANKLIN MUTUAL ADVISERS, LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                        Percent of
              Description                               Net Assets
              ----------------------------------------------------
              Berkshire Hathaway, Inc.--Class B           3.58%
              ----------------------------------------------------
              Comcast Corp.--Class A                      2.72%
              ----------------------------------------------------
              British American Tobacco Plc                2.47%
              ----------------------------------------------------
              CVS Caremark Corp.                          2.21%
              ----------------------------------------------------
              Imperial Tobacco Group Plc                  2.14%
              ----------------------------------------------------
              Microsoft Corp.                             2.00%
              ----------------------------------------------------
              Nestle S.A.                                 1.98%
              ----------------------------------------------------
              News Corp.--Class A                         1.73%
              ----------------------------------------------------
              Qwest Communications International, Inc.    1.70%
              ----------------------------------------------------
              E. On AG                                    1.63%
              ----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]



Basic Materials                     4.9%
Communications                     13.9%
Cyclical                            5.9%
Non-Cyclical                       30.8%
Diversified                         0.4%
Energy                              6.6%
Financials                         14.9%
Industrials                        10.4%
Technology                          5.6%
Utilities                           5.6%
Domestic Bonds & Debt Securities    1.0%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN MUTUAL SHARES PORTFOLIO              FOR THE PERIOD ENDED 12/31/08
MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                MET/FRANKLIN MUTUAL SHARES PORTFOLIO MANAGED BY
             FRANKLIN MUTUAL ADVISERS, LLC VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

              Met/Franklin Mutual
            Shares Portfolio--Class A          S&P 500 Index/1/
            -------------------------          ----------------
04/28/2008         $10,000                         $10,000
12/31/2008           6,664                           6,577




    -----------------------------------------------------------
                                     Cumulative Return/2/
                                (for the period ended 12/31/08)
    -----------------------------------------------------------
                                             Since
                                         Inception/3/
    -----------------------------------------------------------
    Met/Franklin Mutual Shares
--  Portfolio--Class A                      -33.20%
          Class B                           -33.36%
    -----------------------------------------------------------
- - S&P 500(R) Index/1/                     -34.23%
    -----------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MET/FRANKLIN MUTUAL SHARES PORTFOLIO         ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  668.00        $3.77
  Hypothetical (5% return before expenses)      1,000.00      1,020.61         4.57
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  666.40        $4.82
  Hypothetical (5% return before expenses)      1,000.00      1,019.36         5.84
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.90% and 1.15% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
                                                   PAR
        SECURITY                                 AMOUNT/      VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        DOMESTIC BONDS & DEBT SECURITIES - 0.5%
        ELECTRICAL EQUIPMENT & SERVICES - 0.3%
        Texas Competitive Electric Holding LLC
          1.000%, due 10/10/14.................    482,795 $     335,946
                                                           -------------
        IT SERVICES - 0.1%
        First Data Corp.
         4.344%, due 09/24/14..................    168,673       108,068
         5.144%, due 09/24/14..................     40,597        26,266
                                                           -------------
                                                                 134,334
                                                           -------------
        MEDIA - 0.1%
        Charter Communications, Inc.
          4.804%, due 03/06/14.................    180,300       133,485
                                                           -------------
        Total Domestic Bonds & Debt Securities
        (Cost $630,544)                                          603,765
                                                           -------------
        LOAN PARTICIPATION - 0.4%
        Boston Generating LLC
         3.636%, due 12/21/13..................     27,500        16,468
         6.011%, due 12/21/13..................     95,057        56,926
        Calpine
          6.645%, due 03/29/14.................    537,558       399,712
        First Data Corp.
          5.982%, due 09/24/14.................     46,881        30,004
        Texas Competitive Electric Holding LLC
          5.381%, due 10/10/14.................     49,774        34,842
                                                           -------------
        Total Loan Participation
        (Cost $560,789)                                          537,952
                                                           -------------

        COMMON STOCKS - 81.6%
        AEROSPACE & DEFENSE - 1.1%
        GenCorp, Inc.*.........................     17,209        63,329
        United Technologies Corp...............     24,513     1,313,897
                                                           -------------
                                                               1,377,226
                                                           -------------
        AIR FREIGHT & LOGISTICS - 1.3%
        Deutsche Post AG.......................     69,174     1,170,286
        TNT N.V................................     20,770       398,913
                                                           -------------
                                                               1,569,199
                                                           -------------
        AIRLINES - 0.3%
        ACE Aviation Holdings, Inc. - Class A*.      7,580        41,446
        Delta Air Lines, Inc.*.................     33,403       382,798
                                                           -------------
                                                                 424,244
                                                           -------------
        AUTO COMPONENTS - 0.2%
        Goodyear Tire & Rubber Co. (The)*......     42,625       254,471
        Lear Corp.*............................     16,388        23,107
                                                           -------------
                                                                 277,578
                                                           -------------
        AUTOMOBILES - 0.5%
        Daimler AG.............................     12,689       482,135
        Harley-Davidson, Inc...................      7,590       128,802
                                                           -------------
                                                                 610,937
                                                           -------------

       ---------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                 SHARES     (NOTE 2)
       ---------------------------------------------------------------------

       BEVERAGES - 2.8%
       Brown-Forman Corp. - Class B.............      9,244 $     475,973
       Carlsberg A.S. - Class B.................      8,538       280,311
       Coca-Cola Enterprises, Inc...............     19,520       234,826
       Dr. Pepper Snapple Group, Inc.*..........     58,623       952,624
       Pernod Ricard S.A........................     19,457     1,442,840
                                                            -------------
                                                                3,386,574
                                                            -------------
       BIOTECHNOLOGY - 0.9%
       Genentech, Inc.*.........................     12,626     1,046,822
                                                            -------------
       BUILDING PRODUCTS - 0.5%
       Owens Corning, Inc.*.....................     32,835       568,046
                                                            -------------
       CAPITAL MARKETS - 0.4%
       Goldman Sachs Group, Inc. (The)..........      5,729       483,470
                                                            -------------
       CHEMICALS - 1.5%
       Koninklijke DSM N.V......................     16,975       435,135
       Linde AG.................................     16,284     1,378,009
                                                            -------------
                                                                1,813,144
                                                            -------------
       COMMERCIAL BANKS - 0.9%
       Danske Bank A.S..........................     23,317       235,764
       Fifth Third Bancorp......................     40,692       336,116
       Intesa Sanpaolo..........................    136,269       490,831
                                                            -------------
                                                                1,062,711
                                                            -------------
       COMMUNICATIONS EQUIPMENT - 1.1%
       Motorola, Inc............................    188,600       835,498
       Telefonaktiebolaget LM Ericsson..........     68,080       522,140
                                                            -------------
                                                                1,357,638
                                                            -------------
       COMPUTERS & PERIPHERALS - 1.4%
       Dell, Inc.*..............................    141,019     1,444,034
       Diebold, Inc.............................      9,464       265,844
                                                            -------------
                                                                1,709,878
                                                            -------------
       CONTAINERS & PACKAGING - 0.1%
       Temple-Inland, Inc.......................     32,918       158,006
                                                            -------------
       DIVERSIFIED CONSUMER SERVICES - 0.2%
       Hillenbrand, Inc.........................     12,529       208,984
                                                            -------------
       DIVERSIFIED FINANCIAL SERVICES - 1.3%
       CIT Group, Inc...........................     91,282       414,420
       JPMorgan Chase & Co......................     37,992     1,197,888
                                                            -------------
                                                                1,612,308
                                                            -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
       Koninklijke (Royal) KPN N.V..............     70,716     1,025,442
       Qwest Communications International, Inc..    573,803     2,088,643
       Telefonica S.A...........................     48,276     1,082,129
                                                            -------------
                                                                4,196,214
                                                            -------------
       ELECTRIC UTILITIES - 3.2%
       E. On AG.................................     49,615     2,006,290
       Entergy Corp.............................      8,582       713,422

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
     SECURITY                                                    VALUE
     DESCRIPTION                                     SHARES     (NOTE 2)
     ----------------------------------------------------------------------

     ELECTRIC UTILITIES - CONTINUED
     Exelon Corp..................................     21,186 $   1,178,153
                                                              -------------
                                                                  3,897,865
                                                              -------------
     ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
     Tyco Electronics, Ltd........................     51,649       837,230
                                                              -------------
     ENERGY EQUIPMENT & SERVICES - 1.5%
     Baker Hughes, Inc............................     14,986       480,601
     Exterran Holdings, Inc.*.....................     18,513       394,327
     Pride International, Inc.*...................     18,298       292,402
     Transocean, Ltd.*............................     13,110       619,447
                                                              -------------
                                                                  1,786,777
                                                              -------------
     FOOD & STAPLES RETAILING - 4.3%
     Carrefour S.A................................     29,441     1,130,625
     CVS Caremark Corp............................     94,320     2,710,757
     Kroger Co. (The).............................     54,497     1,439,266
                                                              -------------
                                                                  5,280,648
                                                              -------------
     FOOD PRODUCTS - 4.9%
     Cadbury Plc..................................    122,565     1,072,943
     Groupe Danone................................     12,215       737,236
     Kraft Foods, Inc. - Class A..................     67,569     1,814,228
     Nestle S.A...................................     61,827     2,436,761
                                                              -------------
                                                                  6,061,168
                                                              -------------
     GAS UTILITIES - 0.7%
     GDF Suez.....................................     16,331       808,826
                                                              -------------
     HEALTH CARE PROVIDERS & SERVICES - 0.4%
     Quest Diagnostics, Inc.......................      4,941       256,487
     Tenet Healthcare Corp.*......................    228,677       262,979
                                                              -------------
                                                                    519,466
                                                              -------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
     Constellation Energy Group, Inc..............     38,648       969,678
                                                              -------------
     INDUSTRIAL CONGLOMERATES - 4.1%
     Keppel Corp., Ltd............................    148,792       450,968
     Koninklijke (Royal) Philips Electronics N.V..     41,318       803,593
     Orkla A.S.A..................................    229,942     1,529,127
     Siemens AG...................................     19,523     1,462,282
     Tyco International, Ltd......................     37,791       816,285
                                                              -------------
                                                                  5,062,255
                                                              -------------
     INSURANCE - 8.2%
     ACE, Ltd.....................................     24,376     1,289,978
     Berkshire Hathaway, Inc. - Class B*..........      1,368     4,396,752
     Conseco, Inc.*...............................     42,045       217,793
     Old Republic International Corp..............     63,026       751,270
     Prudential Financial, Inc....................     20,062       607,076
     Travelers Cos., Inc. (The)...................     14,371       649,569
     White Mountains Insurance Group, Ltd.........      5,449     1,455,482
     Zurich Financial Services AG.................      3,201       694,859
                                                              -------------
                                                                 10,062,779
                                                              -------------

  ------------------------------------------------------------------------------
  SECURITY                                                         VALUE
  DESCRIPTION                                          SHARES     (NOTE 2)
  ------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES - 0.2%
  Yahoo!, Inc.*.....................................     23,646 $     288,481
                                                                -------------
  IT SERVICES - 0.8%
  Alliance Data Systems Corp.*......................     21,543     1,002,396
                                                                -------------
  LEISURE EQUIPMENT & PRODUCTS - 2.0%
  Eastman Kodak Co..................................     82,513       542,936
  Mattel, Inc.......................................    120,291     1,924,656
                                                                -------------
                                                                    2,467,592
                                                                -------------
  LIFE SCIENCES TOOLS & SERVICES - 0.1%
  MDS, Inc.*........................................     23,920       146,291
                                                                -------------
  MACHINERY - 0.3%
  SKF AB - Class B..................................     42,662       424,701
                                                                -------------
  MARINE - 0.6%
  A.P. Moller - Maersk A.S. - Class B...............        143       766,192
                                                                -------------
  MEDIA - 6.7%
  Comcast Corp. - Class A...........................    206,917     3,341,709
  News Corp. - Class A..............................    233,630     2,123,697
  Time Warner, Inc..................................    154,428     1,553,546
  Viacom, Inc. - Class B*...........................     54,815     1,044,774
  Virgin Media, Inc.................................     32,466       162,005
                                                                -------------
                                                                    8,225,731
                                                                -------------
  METALS & MINING - 0.9%
  AK Steel Holding Corp.............................     21,489       200,278
  ArcelorMittal.....................................     19,063       468,759
  Cliffs Natural Resources, Inc.....................     17,158       439,416
                                                                -------------
                                                                    1,108,453
                                                                -------------
  OIL, GAS & CONSUMABLE FUELS - 4.0%
  BP Plc............................................     89,436       685,284
  Marathon Oil Corp.................................     48,149     1,317,357
  Noble Energy, Inc.................................     12,434       612,001
  Royal Dutch Shell Plc - Class A...................     56,441     1,471,046
  Total S.A.........................................     14,375       783,692
                                                                -------------
                                                                    4,869,380
                                                                -------------
  PAPER & FOREST PRODUCTS - 2.7%
  Domtar Corp.*.....................................    140,089       233,949
  International Paper Co............................     96,824     1,142,523
  Weyerhaeuser Co...................................     63,114     1,931,919
                                                                -------------
                                                                    3,308,391
                                                                -------------
  PHARMACEUTICALS - 2.0%
  Novartis AG.......................................     23,006     1,152,704
  Schering-Plough Corp..............................     10,900       185,627
  Valeant Pharmaceuticals International*............     31,579       723,159
  Watson Pharmaceuticals, Inc.*.....................     15,846       421,028
                                                                -------------
                                                                    2,482,518
                                                                -------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
  Alexander's, Inc..................................      2,851       726,720
  Link (The)........................................    236,282       392,769

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

          ----------------------------------------------------------------
          SECURITY                                              VALUE
          DESCRIPTION                             SHARES       (NOTE 2)
          ----------------------------------------------------------------

          REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED
          Ventas, Inc..........................     11,172   $     375,044
                                                             -------------
                                                                 1,494,533
                                                             -------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
          Forestar Real Estate Group, Inc.*....      9,609          91,478
          St. Joe Co. (The)*...................     10,836         263,531
                                                             -------------
                                                                   355,009
                                                             -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
          LSI Corp.*...........................    252,776         831,633
          Maxim Integrated Products, Inc.......     59,237         676,487
                                                             -------------
                                                                 1,508,120
                                                             -------------
          SOFTWARE - 2.0%
          Microsoft Corp.......................    126,422       2,457,644
                                                             -------------
          TOBACCO - 9.9%
          Altria Group, Inc....................     81,352       1,225,161
          British American Tobacco Plc.........    116,546       3,028,257
          Imperial Tobacco Group Plc...........     98,445       2,629,774
          Japan Tobacco, Inc...................        286         947,061
          KT&G Corp.*..........................      6,348         396,932
          Lorillard, Inc.......................      5,551         312,799
          Philip Morris International, Inc.....     16,493         717,611
          Reynolds American, Inc...............     46,556       1,876,672
          UST, Inc.............................     14,780       1,025,436
                                                             -------------
                                                                12,159,703
                                                             -------------
          Total Common Stocks
          (Cost $127,334,911)                                  100,214,806
                                                             -------------

     ---------------------------------------------------------------------
     SECURITY                                        PAR        VALUE
     DESCRIPTION                                    AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 18.5%
     REPURCHASE AGREEMENT - 5.6%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/08 at 0.010% to
       be repurchased at $6,951,004 on
       01/02/09 collateralized by $7,015,000
       FHLB at 2.730% due 06/10/09 with a
       value of $7,094,270....................... $6,951,000 $  6,951,000
                                                             ------------

     U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 12.9%
     Federal Home Loan Bank
       0.450%, due 01/02/09(a)...................  2,000,000    1,999,975
      0.010%, due 01/05/09(a)....................  5,300,000    5,299,994
      0.550%, due 01/12/09(a)....................  3,000,000    2,999,496
      0.080%, due 01/30/09(a)....................  1,500,000    1,499,903
      0.120%, due 02/13/09(a)....................  1,000,000      999,857
      0.120%, due 02/20/09(a)....................  1,500,000    1,499,750
      0.200%, due 03/09/09(a)....................  1,500,000    1,499,442
                                                             ------------
                                                               15,798,417
                                                             ------------
     Total Short-Term Investments
     (Cost $22,749,417)                                        22,749,417
                                                             ------------

     TOTAL INVESTMENTS - 101.1%
     (Cost $151,275,661)                                      124,105,940
                                                             ------------

     Other Assets and Liabilities (net) - (1.1)%               (1,302,917)
                                                             ------------

     TOTAL NET ASSETS - 100.0%                               $122,803,023
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) Zero coupon bond - Interest rate represents current yield to maturity. FHLB - Federal Home Loan Bank

                                             STRIKE NUMBER OF
 WRITTEN CALL OPTIONS             EXPIRATION  PRICE CONTRACTS  PREMIUM    VALUE
 ------------------------------------------------------------------------------
 Yahoo, Inc.                      01/17/2009 $14.00    (39)   $(5,503) $(1,209)
 Yahoo, Inc.                      01/17/2009  12.50    (19)    (3,964)  (1,444)
 Yahoo, Inc.                      01/17/2009  15.00     (2)      (189)     (62)
                                                              -------  -------
 (Written Option Premium $9,656)                              $(9,656) $(2,715)
                                                              =======  =======

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                               INVESTMENTS IN OTHER FINANCIAL
 VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
 -----------------------------------------------------------------------------
 LEVEL 1--QUOTED PRICES                          $ 66,929,997       $  (2,715)
 -----------------------------------------------------------------------------
 LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      57,175,943        (302,198)
 -----------------------------------------------------------------------------
 LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
 -----------------------------------------------------------------------------
 TOTAL                                           $124,105,940       $(304,913)

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MET/FRANKLIN MUTUAL SHARES PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $117,154,940
   Repurchase Agreement                                                      6,951,000
   Cash                                                                          1,210
   Receivable for investments sold                                             678,137
   Receivable for Trust shares sold                                            422,382
   Dividends receivable                                                        134,590
   Interest receivable                                                             339
   Receivable from Manager (Note 3)                                             73,955
   Unrealized appreciation on forward currency contracts (Note 6)               10,087
                                                                          ------------
       Total assets                                                        125,426,640
                                                                          ------------
LIABILITIES
   Due to bank cash denominated in foreign currencies (b)                        8,296
   Payables for:
       Investments purchased                                                 2,164,267
       Trust shares redeemed                                                       677
       Unrealized depreciation on forward currency contracts (Note 6)          312,285
       Outstanding written options (c)                                           2,715
       Distribution and services fees--Class B                                   5,961
       Management fee (Note 3)                                                  74,522
       Administration fee                                                          999
       Custodian and accounting fees                                            15,771
   Accrued expenses                                                             38,124
                                                                          ------------
       Total liabilities                                                     2,623,617
                                                                          ------------
NET ASSETS                                                                $122,803,023
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $155,777,630
   Accumulated net realized loss                                            (5,123,052)
   Unrealized depreciation on investments, options contracts and
       foreign currency                                                    (27,459,074)
   Distributions in excess of net investment income                           (392,481)
                                                                          ------------
       Total                                                              $122,803,023
                                                                          ============
NET ASSETS
   Class A                                                                $ 90,876,131
                                                                          ============
   Class B                                                                  31,926,892
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  14,019,950
                                                                          ============
   Class B                                                                   4,931,331
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       6.48
                                                                          ============
   Class B                                                                        6.47
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement                    $144,324,661
(b)Identified cost of foreign cash                                               8,332
(c)Cost of written options                                                       9,656

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*


MET/FRANKLIN MUTUAL SHARES PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    930,852
   Interest                                                                     70,146
                                                                          ------------
       Total investment income                                               1,000,998
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     364,851
   Administration fees                                                           5,681
   Custodian and accounting fees                                               164,666
   Distribution and services fees--Class B                                      25,023
   Audit and tax services                                                       31,950
   Legal                                                                        13,461
   Trustee fees and expenses                                                    12,474
   Shareholder reporting                                                         4,534
   Insurance                                                                       538
   Organizational expense                                                        2,009
   Other                                                                         3,300
                                                                          ------------
       Total expenses                                                          628,487
       Less expenses reimbursed by the Manager                                (193,042)
                                                                          ------------
   Net expenses                                                                435,445
                                                                          ------------
   Net investment income                                                       565,553
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (5,119,193)
       Options contracts                                                         1,141
       Foreign currency                                                      2,501,865
                                                                          ------------
   Net realized loss on investments, options contracts and foreign
       currency                                                             (2,616,187)
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (27,169,722)
       Options contracts                                                         6,941
       Foreign currency                                                       (296,293)
                                                                          ------------
   Net change in unrealized depreciation on investments, options
       contracts and foreign currency                                      (27,459,074)
                                                                          ------------
   Net realized and unrealized loss on investments, options contracts
       and foreign currency                                                (30,075,261)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(29,509,708)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     20,919

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


MET/FRANKLIN MUTUAL SHARES PORTFOLIO
                                                                                                     PERIOD ENDED
                                                                                                  DECEMBER 31, 2008*
                                                                                                  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                            $    565,553
    Net realized loss on investments, option contracts and foreign currency                            (2,616,187)
    Net change in unrealized depreciation on investments, option contracts and foreign currency       (27,459,074)
                                                                                                     ------------
    Net decrease in net assets resulting from operations                                              (29,509,708)
                                                                                                     ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                           (2,584,867)
     Class B                                                                                             (882,980)
    From net realized gains
     Class A                                                                                                   --
     Class B                                                                                                   --
    From return of capital
     Class A                                                                                              (19,582)
     Class B                                                                                               (6,878)
                                                                                                     ------------
    Net decrease in net assets resulting from distributions                                            (3,494,307)
                                                                                                     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                          118,406,995
     Class B                                                                                           40,935,999
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                            2,604,449
     Class B                                                                                              889,858
    Cost of shares repurchased
     Class A                                                                                           (4,385,272)
     Class B                                                                                           (2,644,991)
                                                                                                     ------------
    Net increase in net assets from capital share transactions                                        155,807,038
                                                                                                     ------------
NET INCREASE IN NET ASSETS                                                                            122,803,023
    Net assets at beginning of period                                                                          --
                                                                                                     ------------
    Net assets at end of period                                                                      $122,803,023
                                                                                                     ============
    Net assets at end of period includes distribution in excess of net investment income             $   (392,481)
                                                                                                     ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                             CLASS A
MET/FRANKLIN MUTUAL SHARES PORTFOLIO                                      --------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                             2008(B)
                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.07
Net Realized/Unrealized Loss on Investments..............................      (3.40)
                                                                             -------
Total from Investment Operations.........................................      (3.33)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.19)
Distributions from Net Realized Capital Gains............................         --
Distributions from Return of Capital.....................................      (0.00)+
                                                                             -------
Total Distributions......................................................      (0.19)
                                                                             -------
NET ASSET VALUE, END OF PERIOD...........................................    $  6.48
                                                                             =======
TOTAL RETURN                                                                  (33.20)%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.90 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       1.32 %*
Ratio of Net Investment Income to Average Net Assets.....................       1.29 %*
Portfolio Turnover Rate..................................................       23.6 %
Net Assets, End of Period (in millions)..................................    $  90.9

                                                                             CLASS B
                                                                          --------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                             2008(B)
                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.05
Net Realized/Unrealized Loss on Investments..............................      (3.39)
                                                                             -------
Total from Investment Operations.........................................      (3.34)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.19)
Distributions from Net Realized Capital Gains............................         --
Distributions from Return of Capital.....................................      (0.00)+
                                                                             -------
Total Distributions......................................................      (0.19)
                                                                             -------
NET ASSET VALUE, END OF PERIOD...........................................    $  6.47
                                                                             =======
TOTAL RETURN                                                                  (33.36)%
Ratio of Expenses to Average Net Assets After Reimbursement..............       1.15 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       1.60 %*
Ratio of Net Investment Income to Average Net Assets.....................       1.05 %*
Portfolio Turnover Rate..................................................       23.6 %
Net Assets, End of Period (in millions)..................................    $  31.9

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/2008.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Met/Franklin Mutual Shares Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                                 Total  12/31/2016
                                 --     ----------

                             $2,898,380 $2,898,380

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

I. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Mutual Advisers, LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $364,851          0.800%             ALL

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                            Expenses Deferred in
                                            --------------------
                                                    2008
                      Maximum Expense Ratio         ----
                      under current Expense Subject to repayment
                      Limitation Agreement   until December 31,
                      --------------------  --------------------
                      Class A    Class B            2013
                      -------    -------           -----

                       0.90%      1.15%           $193,042

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended December 31, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                      Net Increase
                       Beginning                                       in Shares     Ending
                        Shares     Sales    Reinvestments Redemptions Outstanding    Shares
-                      --------- ---------- ------------- ----------- ------------ ----------

 Class A                  --     14,110,601    413,405     (504,056)   14,019,950  14,019,950

 4/28/2008-12/31/2008

 Class B

 4/28/2008-12/31/2008     --      5,138,226    141,472     (348,367)    4,931,331   4,931,331

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

             $33,750      $150,788,942      $12,067      $14,141,435

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $152,146,893  $1,084,175  $(29,125,128)  $(28,040,953)

6. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Buy:

                                                                           Net Unrealized
                                      Value at                             Appreciation/
Settlement Date  Contracts to Buy December 31, 2008 In Exchange for U.S. $ (Depreciation)
---------------  ---------------- ----------------- ---------------------- --------------

  2/27/2009         13,000  CAD        $10,529             $ 10,054           $    475

  2/27/2009        169,000  CAD        136,881              133,662              3,219

  1/5/2009         123,245  CHF        115,793              116,830             (1,037)

  1/23/2009         75,000  DKK         13,986               12,732              1,254

  1/23/2009        290,000  DKK         54,079               54,151                (72)

  1/23/2009        230,000  DKK         42,890               43,035               (145)

  1/23/2009        623,000  DKK        116,177              116,923               (746)

  1/23/2009        630,000  DKK        117,482              105,334             12,148

  5/13/2009        150,000  EUR        207,730              189,435             18,295

  1/12/2009         75,000  GBP        107,810              126,397            (18,587)

  5/19/2009         300,000 NOK         42,581               41,873                708

  3/16/2009         600,000 SEK         75,803               83,893             (8,090)

  3/24/2009         30,000  SGD         20,792               19,655              1,137

  3/24/2009         50,000  SGD         34,654               33,126              1,528
                                                                              --------

                                                                              $ 10,087
                                                                              ========

Forward Foreign Currency Contracts to Sell:

                                                                               Net Unrealized
                                          Value at                             Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 In Exchange for U.S. $ (Depreciation)
---------------  -------------------- ----------------- ---------------------- --------------

  2/27/2009           24,000  CAD         $ 19,439             $ 19,669          $     230

  2/27/2009          202,717  CAD          164,190              159,620             (4,570)

  2/9/2009           927,441  CHF          871,704              882,017             10,313

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

6. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                               Net Unrealized
                                          Value at                             Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 In Exchange for U.S. $ (Depreciation)
---------------  -------------------- ----------------- ---------------------- --------------

  2/9/2009            418,225  CHF       $  393,091           $  378,656          $(14,435)

  2/9/2009            158,000  CHF          148,505              142,900            (5,605)

  2/9/2009            196,234  CHF          184,441              168,886           (15,555)

  2/9/2009            300,000  CHF          281,970              250,275           (31,695)

  2/9/2009            100,000  CHF           93,990               83,744           (10,246)

  2/9/2009            130,000  CHF          122,187              120,661            (1,526)

  2/9/2009            123,243  CHF          115,838              116,906             1,068

  2/9/2009            187,399  CHF          176,136              163,026           (13,110)

  1/23/2009           200,000  DKK           37,296               34,738            (2,558)

  1/23/2009           365,000  DKK           68,065               70,037             1,972

  1/23/2009         3,690,650  DKK          688,232              650,988           (37,244)

  5/13/2009         6,386,957  EUR        8,845,092            8,002,857          (842,235)

  5/13/2009           105,020  EUR          145,439              131,233           (14,206)

  5/13/2009           800,000  EUR        1,107,894            1,000,752          (107,142)

  5/13/2009           325,661  EUR          450,997              423,489           (27,508)

  5/13/2009           124,695  EUR          172,685              157,365           (15,320)

  5/13/2009           222,658  EUR          308,351              288,704           (19,647)

  5/13/2009           280,000  EUR          387,763              363,241           (24,522)

  5/13/2009           157,419  EUR          218,004              209,949            (8,055)

  5/13/2009           128,263  EUR          177,627              182,787             5,160

  5/13/2009           123,155  EUR          170,553              173,537             2,984

  5/13/2009           282,891  EUR          391,767              398,735             6,968

  1/12/2009         2,176,870  GBP        3,129,181            3,789,441           660,260

  1/12/2009           125,000  GBP          179,683              219,015            39,332

  1/12/2009            75,109  GBP          107,967              118,868            10,901

  1/12/2009           700,000  GBP        1,006,228            1,036,658            30,430

  1/12/2009           175,000  GBP          251,557              268,496            16,939

  1/12/2009           350,000  GBP          503,114              516,082            12,968

  1/12/2009           117,001  GBP          168,185              174,341             6,156

  1/12/2009           131,826  GBP          189,495              194,350             4,855

  1/12/2009           145,768  GBP          209,537              209,967               430

  1/12/2009            90,602  GBP          130,238              154,491            24,253

  2/19/2009         51,912,000 JPY          573,192              539,065           (34,127)

  2/19/2009          2,400,000 JPY           26,500               25,332            (1,168)

  4/6/2009         242,100,000 KRW          192,824              203,360            10,536

  4/6/2009         100,000,000 KRW           79,646               76,746            (2,900)

  5/19/2009          5,576,011 NOK          791,445              790,531              (914)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

6. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                               Net Unrealized
                                          Value at                             Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 In Exchange for U.S. $ (Depreciation)
---------------  -------------------- ----------------- ---------------------- --------------

  5/19/2009         1,000,000  NOK        $141,938             $142,827          $     889

  5/19/2009           800,000  NOK         113,550              112,123             (1,427)

  5/19/2009           740,000  NOK         105,034              104,685               (349)

  5/19/2009         1,300,000  NOK         184,519              184,376               (143)

  3/16/2009          3,100,000 SEK         391,650              455,527             63,877

  3/16/2009          1,200,000 SEK         151,607              151,508                (99)

  3/16/2009            650,000 SEK          82,120               78,946             (3,174)

  3/16/2009          1,080,000 SEK         136,446              133,327             (3,119)

  3/16/2009            726,400 SEK          91,773              106,711             14,938

  3/24/2009            61,500  SGD          42,624               41,030             (1,594)

  3/24/2009            327,600 SGD         227,051              233,500              6,449
                                                                                 ---------

                                                                                 $(312,285)
                                                                                 =========

CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
KRW - South Korean Won
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

                                                  Return of
          Ordinary Income Long-Term Capital Gains  Capital    Total
          --------------- ----------------------- --------- ----------
               2008                2008             2008      2008
               ----                ----             ----      ----

            $3,467,847              $--            $26,460  $3,494,307

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

  Undistributed Undistributed                Loss Carryforwards
    Ordinary      Long-Term   Net Unrealized  and Post October
     Income         Gain       Depreciation    Loss Deferrals       Total
  ------------- ------------- -------------- ------------------ ------------

       $--           $--       $(28,044,769)    $(4,929,838)    $(32,974,607)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


8. OPTIONS

During the period ended December 31, 2008 the following options contracts were written:

                                                    Number of
                                                    Contracts Premium
          -                                         --------- -------
          Options outstanding at April 28, 2008        --     $    --
          Options written                              63      11,447
          Options bought back                          (3)     (1,791)
          Options closed and expired                   --          --
          Options exercised                            --          --
                                                       --     -------
          Options outstanding at December 31, 2008     60     $ 9,656
                                                       ==     =======

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Met/Franklin Mutual Shares Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Met/Franklin Mutual Shares Portfolio of the Met Investors Series Trust as of December 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                         DECEMBER 31, 2008
     MET INVESTORS SERIES TRUST
     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


     ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIOFOR THE PERIOD ENDED 12/31/08 MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio returned (28.92)% and (28.98)% for Class A and Class B Shares respectively. This compares to a (34.23)% return for the S&P 500(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

NOTE: ALTHOUGH THE PORTFOLIO HAS ONLY BEEN IN EXISTENCE FOR EIGHT MONTHS, WE ARE PROVIDING AN ECONOMIC AND MARKET REVIEW OF THE ENTIRE TWELVE MONTH PERIOD ENDING DECEMBER 31, 2008.

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings through the summer as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/2/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

U.S. Common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the S&P 500(R) Index. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up better on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE(R) Index/4/. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM6/.


--------
/1/ The Standard & Poor's (S&P) 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ Barclays Capital (formerly Lehman Brothers(R)) U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Barclays Capital (formerly Lehman Brothers) High Yield Index covers the universe of fixed rate, non-investment grade debt. The Index does not include fees or expenses and is not available for direct investment.

--------
/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIOFOR THE PERIOD ENDED 12/31/08 MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of three portfolios of the Met Investors Series Trust subadvised by the Franklin Templeton organization:
MET/FRANKLIN MUTUAL SHARES PORTFOLIO, MET/TEMPLETON GROWTH PORTFOLIO, and MET/FRANKLIN INCOME PORTFOLIO ("Underlying Portfolios", collectively). The Portfolio's strategy is to hold one-third in each of the Underlying Portfolios and to rebalance the Portfolio on a quarterly basis.

THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO, which invests primarily in large cap value oriented stocks, returned (33.20)% for the period compared to the (34.2)% of the S&P 500; the MET/TEMPLETON GROWTH PORTFOLIO, which invests in both foreign and domestic stocks, returned (33.62)% for the period compared to the (39.24)% return of the MSCI World Index/5/, and the MET/FRANKLIN INCOME PORTFOLIO, which invests in a combination of stocks and bonds, returned (19.19)% for the period compared to the (34.2)% return of the S&P 500 and the +4.0% return of the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/2/. The good relative performance of the MET/FRANKLIN MUTUAL SHARES PORTFOLIO over this period was due primarily to an overweighting of Consumer Staples sector, which held up better than the overall market and a cash position of over 10% for most of the period. The MET/TEMPLETON GROWTH PORTFOLIO was helped by an underweight in the weak Financial sector and a large holding in cash. MET/FRANKLIN MUTUAL SHARES PORTFOLIO benefited from its significant holdings in bonds.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                           Percent of
           Description                                     Net Assets
           ----------------------------------------------------------
           Met/Templeton Growth Portfolio (Class A)          33.94%
           ----------------------------------------------------------
           Met/Franklin Income Portfolio (Class A)           33.26%
           ----------------------------------------------------------
           Met/Franklin Mutual Shares Portfolio (Class A)    32.80%
           ----------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIOFOR THE PERIOD ENDED 12/31/08 MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


         MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO MANAGED BY
              MET INVESTORS ADVISORY, LLC VS. S&P(R) 500 INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

          Met/Franklin Templeton Founding
            Strategy Portfolio--Class B          S&P(R) 500 Index/1/
          -------------------------------        -------------------
4/28/2008         $10,000                             $10,000
12/31/2008          7,102                               6,577



    -------------------------------------------------------------------
                                             Cumulative Return
                                     (for the period ended 12/31/08)/3/
    -------------------------------------------------------------------
                                                   Since
                                               Inception/4/
    -------------------------------------------------------------------
    Met/Franklin Templeton Founding
    Strategy Portfolio--Class A                   -28.92%
--  Class B                                       -28.98%
    -------------------------------------------------------------------
--  S&P(R) 500 Index/1/                           -34.23%
    -------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                     BEGINNING     ENDING        EXPENSES PAID
                                                     ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                                     7/1/08        12/31/08      7/1/08-12/31/08
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO   ------------- ------------- ---------------

  Class A(a)(b)
  Actual                                               $1,000.00     $  761.10        $0.18
  Hypothetical (5% return before expenses)              1,000.00      1,024.94         0.20
---------------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                               $1,000.00     $  761.20        $1.33
  Hypothetical (5% return before expenses)              1,000.00      1,023.63         1.53
---------------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.94% and 1.19% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ----------------------------------------------------------------------------

  INVESTMENT COMPANY SECURITIES - 100.0%
  Met/Franklin Income Portfolio (Class A)(a)........ 11,682,057 $  92,054,611
  Met/Franklin Mutual Shares Portfolio (Class A)(a). 14,009,063    90,778,726
  Met/Templeton Growth Portfolio (Class A)(a)....... 14,230,490    93,921,232
                                                                -------------
  Total Investment Company Securities (Cost
  $336,755,071)                                                   276,754,569
                                                                -------------

  TOTAL INVESTMENTS - 100.0% (Cost $336,755,071)                  276,754,569
                                                                -------------

  Other Assets and Liabilities (net) - 0.0%                           (77,023)
                                                                -------------

  TOTAL NET ASSETS - 100.0%                                     $ 276,677,546
                                                                =============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of Met Investors Series Trust.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $276,754,569              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $276,754,569              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $276,754,569
   Receivable for Trust shares sold                                          1,048,297
   Receivable from Manager (Note 3)                                             12,877
                                                                          ------------
       Total assets                                                        277,815,743
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                 1,046,259
       Trust shares redeemed                                                     2,038
       Distribution and services fees--Class B                                  52,459
       Management fee (Note 3)                                                  10,505
       Administration fee                                                        2,065
       Custodian and accounting fees                                             2,067
   Accrued expenses                                                             22,804
                                                                          ------------
       Total liabilities                                                     1,138,197
                                                                          ------------
NET ASSETS                                                                $276,677,546
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $338,308,842
   Accumulated net realized loss                                            (1,630,794)
   Unrealized depreciation on investments                                  (60,000,502)
   Undistributed net investment income                                              --
                                                                          ------------
       Total                                                              $276,677,546
                                                                          ============
NET ASSETS
   Class A                                                                $    330,950
                                                                          ============
   Class B                                                                 276,346,596
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                      47,451
                                                                          ============
   Class B                                                                  39,630,768
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       6.97
                                                                          ============
   Class B                                                                        6.97
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost                                                    $336,755,071

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $  5,335,270
                                                                          ------------
       Total investment income                                               5,335,270
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                      50,855
   Administration fees                                                          16,065
   Custodian and accounting fees                                                16,733
   Distribution and services fees--Class B                                     253,014
   Audit and tax services                                                       19,500
   Legal                                                                        14,461
   Trustee fees and expenses                                                    13,165
   Insurance                                                                       947
   Organizational expense                                                        2,009
   Other                                                                         2,260
                                                                          ------------
       Total expenses                                                          389,009
       Less expenses reimbursed by the Manager                                 (85,140)
                                                                          ------------
   Net expenses                                                                303,869
                                                                          ------------
   Net investment income                                                     5,031,401
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                          (1,630,794)
                                                                          ------------
   Net realized loss on investments                                         (1,630,794)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (60,000,502)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (60,000,502)
                                                                          ------------
   Net realized and unrealized loss on investments                         (61,631,296)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(56,599,895)
                                                                          ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
                                                                         PERIOD ENDED
                                                                         DECEMBER 31,
                                                                            2008*
                                                                         ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $  5,031,401
   Net realized loss on investments and capital gain distributions
       from Underlying Portfolios                                          (1,630,794)
   Net change in unrealized depreciation on investments                   (60,000,502)
                                                                         ------------
   Net decrease in net assets resulting from operations                   (56,599,895)
                                                                         ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                   (6,387)
     Class B                                                               (5,061,759)
   From net realized gains
     Class A                                                                       --
     Class B                                                                       --
                                                                         ------------
   Net decrease in net assets resulting from operations                    (5,068,146)
                                                                         ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                1,375,975
     Class B                                                              345,564,477
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                    6,387
     Class B                                                                5,061,759
   Cost of shares repurchased
     Class A                                                                 (875,826)
     Class B                                                              (12,787,185)
                                                                         ------------
   Net increase in net assets from capital share transactions             338,345,587
                                                                         ------------
NET INCREASE IN NET ASSETS                                                276,677,546
   Net assets at beginning of period                                               --
                                                                         ------------
   Net assets at end of period                                           $276,677,546
                                                                         ============
   Net assets at end of period includes undistributed net investment
       income                                                            $         --
                                                                         ============

*  For the period 4/28/08 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                CLASS A
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO                           --------------
                                                                             FOR THE PERIOD
                                                                                 ENDED
                                                                              DECEMBER 31,
                                                                                2008(B)
                                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $ 10.00
                                                                                -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.08
Net Realized/Unrealized Loss on Investments.................................      (2.97)
                                                                                -------
Total from Investment Operations............................................      (2.89)
                                                                                -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.14)
Distributions from Net Realized Capital Gains...............................         --
                                                                                -------
Total Distributions.........................................................      (0.14)
                                                                                -------
NET ASSET VALUE, END OF PERIOD..............................................    $  6.97
                                                                                =======
TOTAL RETURN                                                                     (28.92)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)..............       0.05 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d).       0.44 %*
Ratio of Net Investment Income to Average Net Assets(e).....................       1.23 %*
Portfolio Turnover Rate.....................................................        4.4 %
Net Assets, End of Period (in millions).....................................    $   0.3

                                                                                CLASS B
                                                                             --------------
                                                                             FOR THE PERIOD
                                                                                 ENDED
                                                                              DECEMBER 31,
                                                                                2008(B)
                                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $ 10.00
                                                                                -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................       0.26
Net Realized/Unrealized Loss on Investments.................................      (3.16)
                                                                                -------
Total from Investment Operations............................................      (2.90)
                                                                                -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................      (0.13)
Distributions from Net Realized Capital Gains...............................         --
                                                                                -------
Total Distributions.........................................................      (0.13)
                                                                                -------
NET ASSET VALUE, END OF PERIOD..............................................    $  6.97
                                                                                =======
TOTAL RETURN                                                                     (28.98)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)..............       0.30 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d).       0.38 %*
Ratio of Net Investment Income to Average Net Assets(e).....................       4.97 %*
Portfolio Turnover Rate.....................................................        4.4 %
Net Assets, End of Period (in millions).....................................    $ 276.3

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/28/2008.
(c) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d) See Note 3 of the Notes to Financial Statements.
(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Met/Franklin Templeton Founding Strategy Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is a "fund of funds" that invests, on a fixed percentage basis, in a combination of the Trust's portfolios sub-advised by subsidiaries of Franklin Resources, Inc. (collectively, "Franklin Templeton"), which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio's assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the "Underlying Portfolios"), each of which is a separate portfolio of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                 $50,855           0.05%              ALL

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                          Expenses Deferred in
                                                          --------------------
                                                                  2008
                                                                  ----
                      Maximum Expense Ratio under current Subject to repayment
                      Expense Limitation Agreement         until December 31,
                      ----------------------------------  --------------------
                      Class A           Class B                   2013
                      -------           -------                  -----

                       0.10%             0.35%                  $85,140

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ---------- ------------- ----------- ------------ ----------

 Class A

 04/28/2008-12/31/2008     --        146,028        923       (99,500)      47,451      47,451

 Class B

 04/28/2008-12/31/2008     --     40,466,918    731,468    (1,567,618)  39,630,768  39,630,768

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $345,201,925        $--         $6,816,060

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $338,385,865     $--      $(61,631,296)  $(61,631,296)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

               Ordinary Income Long-Term Capital Gains   Total
               --------------- ----------------------- ----------
                 $5,068,146              $--           $5,068,146

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ ------------

       $--           $--       $(61,631,296)        $--         $(61,631,296)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership are as follows:

                                         Number of      Shares     Shares     Number of
                                       shares held at purchased     sold    shares held at
                                         April 28,    during the during the  December 31,
Security Description                       2008**       period     period        2008
--------------------                   -------------- ---------- ---------- --------------

Met/Franklin Income Portfolio*               --       12,513,963  (831,906)   11,682,057

Met/Franklin Mutual Shares Portfolio*        --       14,012,629    (3,566)   14,009,063

Met/Templeton Growth Portfolio*              --       14,234,002    (3,512)   14,230,490


* The Portfolio had ownership of at least 25% of the outstanding voting securities as of December 31, 2008. Once filed, the most recent Annual Report will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.
** Commencement of operations

                                        Net Realized         Capital
                                         Gain (Loss)    Gain Distributions   Income earned
                                       on Investments    from Affiliates    from Affiliates
Security Description                  during the period during the period  during the period Ending Value
--------------------                  ----------------- ------------------ ----------------- ------------

Met/Franklin Income Portfolio            $(1,624,491)          $--            $2,208,720     $92,054,611

Met/Franklin Mutual Shares Portfolio          (3,423)           --             2,602,442      90,778,726

Met/Templeton Growth Portfolio                (2,880)           --               524,108      93,921,232


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Met/Franklin Templeton Founding Strategy Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust as of December 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor,
(79)                 NYSE Euronext,
                     Director, Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                               DECEMBER 31, 2008
               MET INVESTORS SERIES TRUST
               MET/TEMPLETON GROWTH PORTFOLIO


               ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MET/TEMPLETON GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 12/31/08
MANAGED BY TEMPLETON GLOBAL ADVISORS, LTD.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

From its inception on April 28, 2008 through December 31, 2008, the Portfolio had a return of (33.62)% and (33.67)% for Class A and B Shares, respectively, versus (38.27)% for its benchmark, the Morgan Stanley Capital International
(MSCI) World Index/SM1/.

MARKET ENVIRONMENT/CONDITIONS

During 2008, the global economy felt the effects of decelerating growth in the U.S., where housing prices declined, consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses intensified. Fear of recession spanned the entire period, and in the summer most economists agreed that a recession had already begun. By then, the faltering U.S. economy had negatively impacted growth prospects around the world. Although growth in the first half of the year was robust in developing economies, particularly in Asia, signs of a global slowdown surfaced in the latter half.

In light of extremely high commodity prices and increasing inflationary pressure at the beginning of the period, the world's monetary authorities faced the choice of lowering short-term interest rates to stimulate growth or raising them to fight rising inflation. At different moments and to different degrees throughout the period, global policymakers committed to stimulus in an effort to restore financial market stability and reignite economic growth. The U.S. Treasury and the Federal Reserve Board (Fed) took unprecedented steps, including lowering short-term rates to near 0% from 4.25%. The European Central Bank (ECB) and others that had earlier raised interest rates to combat inflation soon cut rates aggressively. The U.S. dollar, which had declined earlier in the period versus many of the world's currencies, regained ground quickly toward period-end as a flight to the relative safety of U.S. Treasuries prevailed.

In this challenging economic time, volatility came to define global equity markets. Virtually all local indexes ended the eight-month period with marked losses. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies outside the financials sector retained relatively strong balance sheets.

PORTFOLIO REVIEW/CURRENT POSITIONING

From April 30, 2008, through December 31, 2008, global economic and financial market conditions deteriorated markedly. Equities were pummeled by the dramatically accelerating credit market turmoil as the reporting period progressed. Valuation attrition was largely indiscriminate, and all regions and sectors suffered significant absolute losses. The period was divided roughly into two halves--the former marked by seemingly robust global economic growth, soaring oil and commodity prices and worry over inflation, and the latter by spreading economic recession and the threat of deflation as the credit crisis systemically intensified. In the beginning of the reporting period, our value-oriented investment approach ran counter to those market sectors that traded on momentum, such as commodities, and our underweighted materials holdings detracted from returns. Later in the review period, however, global demand slackened and as economic realities burst the commodity and oil momentum bubble, the Portfolio began to benefit from underweighting materials sector stocks, many of which we believed had expensive valuations and dubious earnings quality. Although the Portfolio performed better than its benchmark, it still experienced significant absolute losses during the reporting period.

On a country basis, stock selection and underweighting in the U.S. and stock selection in Japan detracted from performance relative to the MSCI World Index. By sector, relative performance was hurt by stock selection in the energy sector. Despite an underweighted sector position, a greater than 75% peak-to-trough fall in oil prices during the period severely pressured the Portfolio's results. Elsewhere, many investors who did not completely exit equities reacted to the swoon in financial assets during the review period by piling into the market's most defensive sector for near-term corporate earnings--namely, consumer staples. Consequently, consumer staples stocks fared better than those of most other sectors, and our underweighted sector position was among the Portfolio's greatest detractors during the reporting period.

Contributors to relative performance included our European holdings, which, despite losses on an absolute basis, generally declined less than the benchmark. By sector, the Portfolio benefited from an overweighted allocation and stock selection in health care. Impending patent expirations, increasing competition from generic drug companies and projected regulatory headwinds were ongoing concerns that pressured sector valuations. However, we found the sector attractive due to its historically high free cash flow yields, low absolute and relative valuations and the secular long-term revenue growth implications of aging demographics. As a result, we steadily increased our exposure to health care and pharmaceutical stocks during the period. U.S. biopharmaceutical company Amgen was among the Portfolio's top performers during the reporting period. Amgen's stock price rallied as the company's results beat analysts' estimates, and the outlook improved for several of its pipeline drugs. The financials sector, which sustained sizable absolute losses, was nevertheless among the Portfolio's top relative performers during the period due to our significant underweighting in a sector that appeared to us fraught with earnings risk, capital losses and worsening balance sheets.

TEAM MANAGED APPROACH
LISA F. MYERS CFA
TUCKER SCOTT CFA
CYNTHIA L. SWEETING CFA
TEMPLETON GLOBAL ADVISORS, LTD.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

--------
/1/ The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/TEMPLETON GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 12/31/08
MANAGED BY TEMPLETON GLOBAL ADVISORS, LTD.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                Percent of
                      Description               Net Assets
                      ------------------------------------
                      Amgen, Inc.                 2.18%
                      ------------------------------------
                      Microsoft Corp.             2.09%
                      ------------------------------------
                      Accenture, Ltd.--Class A    2.01%
                      ------------------------------------
                      Oracle Corp.                1.78%
                      ------------------------------------
                      Total S.A.                  1.71%
                      ------------------------------------
                      Vivendi                     1.69%
                      ------------------------------------
                      Comcast Corp.--Class A      1.69%
                      ------------------------------------
                      France Telecom S.A.         1.65%
                      ------------------------------------
                      News Corp.--Class A         1.51%
                      ------------------------------------
                      Covidien, Ltd.              1.50%
                      ------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                     [CHART]


Basic Materials                  1.4%
Communications                  22.1%
Cyclical                         8.0%
Non-Cyclical                    23.4%
Diversified                      0.5%
Energy                           9.2%
Financials                      12.3%
Industrials                     14.0%
Technology                       9.1%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MET/TEMPLETON GROWTH PORTFOLIO                    FOR THE PERIOD ENDED 12/31/08
MANAGED BY TEMPLETON GLOBAL ADVISORS, LTD.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                   MET/TEMPLETON GROWTH PORTFOLIO MANAGED BY
           TEMPLETON GLOBAL ADVISORS, LTD. VS. MSCI WORLD INDEX/SM1/
                           Growth Based on $10,000+

                                    [CHART]

                  MSCI World          Met/Templeton Growth
                 Index/SM//1/          Portfolio--Class A
                 ------------         --------------------
4/28/2008         $10,000                  $10,000
12/31/2008          6,076                    6,633



    ------------------------------------------------------
                                Cumulative Return/2/
                           (for the period ended 12/31/08)
    ------------------------------------------------------
                                        Since
                                    Inception/3/
    ------------------------------------------------------
--  Met/Templeton Growth
    Portfolio--Class A                 -33.62%
          Class B                      -33.67%
    ------------------------------------------------------
- - MSCI World Index/SM1/              -38.27%
    ------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The MSCI World Index/SM/ is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MET/TEMPLETON GROWTH PORTFOLIO               ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  714.60        $3.36
  Hypothetical (5% return before expenses)      1,000.00      1,021.22         3.96
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  714.00        $4.44
  Hypothetical (5% return before expenses)      1,000.00      1,019.96         5.23
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.78% and 1.03% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 86.9%
    AEROSPACE & DEFENSE - 0.6%
    BAE Systems Plc...................................  60,220 $     328,214
    Empresa Brasileira de Aeronautica S.A. (ADR)......  16,720       271,031
                                                               -------------
                                                                     599,245
                                                               -------------
    AIR FREIGHT & LOGISTICS - 3.9%
    Deutsche Post AG..................................  54,280       918,309
    FedEx Corp........................................  23,110     1,482,506
    United Parcel Service, Inc. - Class B.............  26,360     1,454,018
                                                               -------------
                                                                   3,854,833
                                                               -------------
    AUTO COMPONENTS - 0.7%
    Compagnie Generale des Etablissements Michelin -
      Class B.........................................   9,180       481,346
    NOK Corp..........................................  23,900       168,761
                                                               -------------
                                                                     650,107
                                                               -------------
    AUTOMOBILES - 2.3%
    Bayerische Motoren Werke (BMW) AG.................  25,670       789,066
    Harley-Davidson, Inc..............................  19,790       335,836
    Hyundai Motor Co. (GDR)*..........................   7,930       255,280
    Toyota Motor Corp.................................  26,700       873,967
                                                               -------------
                                                                   2,254,149
                                                               -------------
    BIOTECHNOLOGY - 2.2%
    Amgen, Inc.*......................................  37,290     2,153,498
                                                               -------------
    CAPITAL MARKETS - 1.4%
    Bank of New York Mellon Corp......................  28,720       813,637
    Legg Mason, Inc...................................  17,170       376,195
    UBS AG*...........................................  10,760       156,061
                                                               -------------
                                                                   1,345,893
                                                               -------------
    COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
    Rentokil Initial Plc.............................. 299,990       191,976
                                                               -------------
    COMMERCIAL BANKS - 2.7%
    DBS Group Holdings, Ltd...........................  72,000       427,122
    HSBC Holdings Plc.................................  63,600       610,515
    ICICI Bank, Ltd. (ADR)............................  15,960       307,230
    Intesa Sanpaolo................................... 130,761       470,992
    Mitsubishi UFJ Financial Group, Inc...............  53,312       330,797
    Royal Bank of Scotland Group Plc.................. 106,718        77,148
    UniCredito Italiano S.p.A......................... 201,369       501,317
                                                               -------------
                                                                   2,725,121
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 1.3%
    Cisco Systems, Inc.*..............................  65,790     1,072,377
    Telefonaktiebolaget LM Ericsson...................  28,971       222,193
                                                               -------------
                                                                   1,294,570
                                                               -------------
    COMPUTERS & PERIPHERALS - 0.5%
    Lite-On Technology Corp........................... 424,655       280,432
    Seagate Technology................................  38,700       171,441
                                                               -------------
                                                                     451,873
                                                               -------------

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   CONSTRUCTION MATERIALS - 0.7%
   CRH Plc...........................................    25,860 $     653,564
                                                                -------------
   CONSUMER FINANCE - 0.5%
   American Express Co...............................    28,010       519,586
                                                                -------------
   DIVERSIFIED FINANCIAL SERVICES - 1.8%
   Bank of America Corp..............................    35,350       497,728
   ING Groep N.V.....................................    50,470       527,572
   JPMorgan Chase & Co...............................    23,730       748,207
                                                                -------------
                                                                    1,773,507
                                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 5.9%
   AT&T, Inc.........................................     9,030       257,355
   China Telecom Corp., Ltd. (ADR)...................    15,390       585,590
   France Telecom S.A................................    58,330     1,631,559
   Singapore Telecommunications, Ltd.................   700,000     1,246,364
   Telefonica S.A....................................    51,038     1,144,040
   Telekom Austria AG................................    40,470       584,956
   Telenor ASA.......................................    63,440       424,532
                                                                -------------
                                                                    5,874,396
                                                                -------------
   ELECTRICAL EQUIPMENT & SERVICES - 0.4%
   Shanghai Electric Group Co., Ltd.*................ 1,002,000       410,476
                                                                -------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
   Flextronics International, Ltd.*..................   143,120       366,387
   FUJIFILM Holdings Corp............................    17,300       380,738
   Tyco Electronics, Ltd.............................    37,480       607,551
                                                                -------------
                                                                    1,354,676
                                                                -------------
   ENERGY EQUIPMENT & SERVICES - 0.7%
   Aker Solutions ASA................................    31,300       206,921
   SBM Offshore N.V..................................    38,580       505,558
                                                                -------------
                                                                      712,479
                                                                -------------
   FOOD & STAPLES RETAILING - 0.7%
   Tesco Plc.........................................   125,580       654,261
                                                                -------------
   FOOD PRODUCTS - 0.8%
   Nestle S.A........................................    19,940       785,887
   Premier Foods Plc.................................   135,750        59,787
                                                                -------------
                                                                      845,674
                                                                -------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
   Boston Scientific Corp.*..........................   117,110       906,431
   Covidien, Ltd.....................................    41,000     1,485,840
   Olympus Corp......................................    33,000       662,667
                                                                -------------
                                                                    3,054,938
                                                                -------------
   HEALTH CARE PROVIDERS & SERVICES - 1.5%
   Quest Diagnostics, Inc............................    28,080     1,457,633
                                                                -------------
   HOTELS, RESTAURANTS & LEISURE - 0.6%
   Accor S.A.........................................     9,670       475,859
   Compass Group Plc.................................    18,420        91,407
                                                                -------------
                                                                      567,266
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    HOUSEHOLD DURABLES - 0.3%
    Persimmon Plc.....................................  83,470 $     278,535
                                                               -------------
    INDUSTRIAL CONGLOMERATES - 3.7%
    General Electric Co...............................  85,470     1,384,614
    Koninklijke (Royal) Philips Electronics N.V.......  23,390       454,912
    Siemens AG........................................  15,490     1,160,208
    Tyco International, Ltd...........................  31,840       687,744
                                                               -------------
                                                                   3,687,478
                                                               -------------
    INSURANCE - 3.9%
    ACE, Ltd..........................................  13,440       711,245
    Aviva Plc......................................... 118,560       671,103
    Muenchener Rueckversicherungs- Gesellschaft AG....   4,000       628,588
    Old Mutual Plc....................................  73,850        59,001
    Progressive Corp. (The)...........................  62,080       919,405
    Standard Life Plc.................................  83,540       244,958
    Swiss Re..........................................   8,530       414,399
    Torchmark Corp....................................   4,320       193,104
                                                               -------------
                                                                   3,841,803
                                                               -------------
    INTERNET & CATALOG RETAIL - 0.4%
    Expedia, Inc.*....................................  50,040       412,330
                                                               -------------
    IT SERVICES - 2.5%
    Accenture, Ltd. - Class A.........................  60,730     1,991,337
    Cap Gemini S.A....................................   8,960       345,348
    Satyam Computer Services, Ltd. (ADR)..............  19,050       172,212
                                                               -------------
                                                                   2,508,897
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 0.5%
    Lonza Group AG....................................   5,080       469,620
                                                               -------------
    MACHINERY - 0.3%
    GEA Group AG......................................   9,670       165,808
    Pentair, Inc......................................   5,330       126,161
                                                               -------------
                                                                     291,969
                                                               -------------
    MEDIA - 8.7%
    British Sky Broadcasting Group Plc................  63,240       440,003
    Comcast Corp. - Special Class A................... 103,360     1,669,264
    Focus Media Holding, Ltd. (ADR)*..................  35,350       321,332
    News Corp. - Class A.............................. 163,780     1,488,760
    Pearson Plc.......................................  77,980       723,697
    Reed Elsevier N.V.................................  43,460       512,049
    Time Warner Cable, Inc. - Class A*................  24,630       528,313
    Time Warner, Inc..................................  48,410       487,005
    Viacom, Inc. - Class B*...........................  37,450       713,797
    Vivendi...........................................  51,420     1,674,115
    Walt Disney Co. (The).............................   3,910        88,718
                                                               -------------
                                                                   8,647,053
                                                               -------------
    METALS & MINING - 0.5%
    Alumina, Ltd...................................... 123,691       121,088

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    METALS & MINING - CONTINUED
    Cia Vale do Rio Doce (ADR)........................  37,960 $     404,274
                                                               -------------
                                                                     525,362
                                                               -------------
    MULTILINE RETAIL - 0.7%
    Target Corp.......................................  19,350       668,156
                                                               -------------
    OFFICE ELECTRONICS - 0.5%
    Konica Minolta Holdings, Inc......................  58,500       453,303
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 7.5%
    BG Group Plc......................................  25,790       358,062
    BP Plc............................................ 159,970     1,225,736
    Chevron Corp......................................   4,210       311,414
    El Paso Corp...................................... 100,140       784,096
    Eni S.p.A.........................................  36,184       857,412
    Gazprom (ADR)*....................................  21,200       302,100
    Petroleo Brasileiro S.A. (ADR)....................  24,330       496,575
    Repsol YPF S.A....................................  15,446       328,978
    Royal Dutch Shell Plc.............................  32,640       821,468
    Sasol, Ltd........................................   7,648       233,619
    Total S.A.........................................  31,040     1,692,229
                                                               -------------
                                                                   7,411,689
                                                               -------------
    PAPER & FOREST PRODUCTS - 0.2%
    Stora Enso Oyj....................................     970         7,572
    Svenska Cellulosa AB..............................  12,320       105,355
    UPM-Kymmene Oyj...................................   9,920       125,780
                                                               -------------
                                                                     238,707
                                                               -------------
    PHARMACEUTICALS - 9.5%
    Abbott Laboratories...............................  13,470       718,894
    Bristol-Myers Squibb Co...........................  30,080       699,360
    GlaxoSmithKline Plc...............................  60,160     1,116,834
    Merck & Co., Inc..................................  42,270     1,285,008
    Merck KGaA........................................   8,730       793,710
    Novartis AG.......................................  21,910     1,097,790
    Pfizer, Inc.......................................  82,420     1,459,658
    Roche Holdings AG.................................   6,120       942,074
    Sanofi-Aventis....................................  19,550     1,241,697
                                                               -------------
                                                                   9,355,025
                                                               -------------
    PROFESSIONAL SERVICES - 1.1%
    Adecco S.A........................................  14,200       481,977
    Randstad Holding N.V..............................  28,420       576,969
                                                               -------------
                                                                   1,058,946
                                                               -------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
    Cheung Kong Holdings, Ltd.........................  40,000       381,358
    Swire Pacific, Ltd................................  36,500       253,084
                                                               -------------
                                                                     634,442
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
    Samsung Electronics Co., Ltd......................   2,565       931,397

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) 148,166 $   1,170,511
                                                               -------------
                                                                   2,101,908
                                                               -------------
    SOFTWARE - 5.2%
    Check Point Software Technologies, Ltd.*..........  24,450       464,306
    Microsoft Corp.................................... 106,080     2,062,195
    Oracle Corp.*.....................................  99,250     1,759,702
    SAP AG............................................  24,200       867,307
                                                               -------------
                                                                   5,153,510
                                                               -------------
    SPECIALTY RETAIL - 2.1%
    Chico's FAS, Inc.*................................  75,660       316,259
    Home Depot, Inc. (The)............................  20,510       472,140
    Industria de Diseno Textil S.A....................   8,899       393,347
    Kingfisher Plc.................................... 289,030       565,264
    USS Co., Ltd......................................   6,460       341,798
                                                               -------------
                                                                   2,088,808
                                                               -------------
    TRADING COMPANIES & DISTRIBUTORS - 0.4%
    Wolseley Plc......................................  67,520       376,463
                                                               -------------
    WIRELESS TELECOMMUNICATION SERVICES - 2.3%
    Sprint Nextel Corp.*.............................. 182,970       334,835
    Turkcell Iletisim Hizmetleri A.S. (ADR)...........  44,430       647,789
    Vodafone Group Plc................................ 649,850     1,308,222
                                                               -------------
                                                                   2,290,846
                                                               -------------
    Total Common Stocks (Cost $108,181,604)                       85,894,571
                                                               -------------

    RIGHTS - 0.0%
    COMMERCIAL BANKS - 0.0%
    DBS Group Holdings, Ltd., Expire 01/23/09* (Cost
      - $0)...........................................  34,500             0
                                                               -------------

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 SHORT-TERM INVESTMENT - 18.5%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 12/31/08 at 0.010% to be
   repurchased at $18,314,010 on 01/02/09
   collateralized by $18,685,000 U.S. Treasury
   Bill at 0.020% due 02/12/09 with a value of
   $18,685,000. (Cost - $18,314,000)............... $ 18,314,000 $  18,314,000
                                                                 -------------

 TOTAL INVESTMENTS - 105.4% (Cost $126,495,604)                    104,208,571
                                                                 -------------

 Other Assets and Liabilities (net) - (5.4)%                        (5,319,877)
                                                                 -------------

 TOTAL NET ASSETS - 100.0%                                       $  98,888,694
                                                                 =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $ 42,122,689              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      62,085,882               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $104,208,571              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MET/TEMPLETON GROWTH PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 85,894,571
   Repurchase Agreement                                                     18,314,000
   Cash                                                                         10,161
   Cash denominated in foreign currencies (b)                                  344,245
   Receivable for Trust shares sold                                            366,121
   Dividends receivable                                                        150,183
   Interest receivable                                                               5
   Receivable from Manager (Note 3)                                             48,827
                                                                          ------------
       Total assets                                                        105,128,113
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                 6,137,788
       Trust shares redeemed                                                     4,507
       Distribution and services fees--Class B                                     902
       Management fee (Note 3)                                                  51,636
       Administration fee                                                          853
       Custodian and accounting fees                                             6,220
   Accrued expenses                                                             37,513
                                                                          ------------
       Total liabilities                                                     6,239,419
                                                                          ------------
NET ASSETS                                                                $ 98,888,694
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $123,036,787
   Accumulated net realized loss                                            (1,919,293)
   Unrealized depreciation on investments and foreign currency             (22,274,488)
   Undistributed net investment income                                          45,688
                                                                          ------------
       Total                                                              $ 98,888,694
                                                                          ============
NET ASSETS
   Class A                                                                $ 94,062,325
                                                                          ============
   Class B                                                                   4,826,369
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  14,243,129
                                                                          ============
   Class B                                                                     731,289
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       6.60
                                                                          ============
   Class B                                                                        6.60
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement                    $108,181,604
(b)Identified cost of foreign cash                                             345,573

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2008*


MET/TEMPLETON GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    772,352
   Interest                                                                     33,445
                                                                          ------------
       Total investment income                                                 805,797
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     255,480
   Administration fees                                                           5,031
   Custodian and accounting fees                                               134,385
   Distribution and services fees--Class B                                       3,735
   Audit and tax services                                                       31,950
   Legal                                                                        13,461
   Trustee fees and expenses                                                    12,474
   Shareholder reporting                                                         4,522
   Insurance                                                                       441
   Organizational expense                                                        2,009
   Other                                                                         3,300
                                                                          ------------
       Total expenses                                                          466,788
       Less management fee waiver                                               (5,546)
       Less expenses reimbursed by the Manager                                (166,824)
                                                                          ------------
   Net expenses                                                                294,418
                                                                          ------------
   Net investment income                                                       511,379
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (1,919,293)
       Foreign currency                                                         81,327
                                                                          ------------
   Net realized loss on investments and foreign currency                    (1,837,966)
                                                                          ------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (22,287,033)
       Foreign currency                                                         12,545
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (22,274,488)
                                                                          ------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (24,112,454)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(23,601,075)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     41,361

*  For the period 4/28/2008 (Commencement of operations) through 12/31/08.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS


MET/TEMPLETON GROWTH PORTFOLIO
                                                                            PERIOD ENDED
                                                                         DECEMBER 31, 2008*
                                                                         ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                    $    511,379
   Net realized loss on investments and foreign currency                      (1,837,966)
   Net change in unrealized depreciation on investments and foreign
       currency                                                              (22,274,488)
                                                                            ------------
   Net decrease in net assets resulting from operations                      (23,601,075)
                                                                            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                    (524,599)
     Class B                                                                     (22,866)
   From net realized gains
     Class A                                                                          --
     Class B                                                                          --
                                                                            ------------
   Net decrease in net assets resulting from distributions                      (547,465)
                                                                            ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                 119,440,791
     Class B                                                                   6,230,487
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                     524,599
     Class B                                                                      22,866
   Cost of shares repurchased
     Class A                                                                  (2,714,570)
     Class B                                                                    (466,939)
                                                                            ------------
   Net increase in net assets from capital share transactions                123,037,234
                                                                            ------------
NET INCREASE IN NET ASSETS                                                    98,888,694
   Net assets at beginning of period                                                  --
                                                                            ------------
   Net assets at end of period                                              $ 98,888,694
                                                                            ============
   Net assets at end of period includes undistributed net investment
       income                                                               $     45,688
                                                                            ============

*  For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                             CLASS A
MET/TEMPLETON GROWTH PORTFOLIO                                            --------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                             2008(B)
                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 10.00
                                                                             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.07
Net Realized/Unrealized Loss on Investments..............................      (3.43)
                                                                             -------
Total from Investment Operations.........................................      (3.36)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.04)
Distributions from Net Realized Capital Gains............................         --
                                                                             -------
Total Distributions......................................................      (0.04)
                                                                             -------
NET ASSET VALUE, END OF PERIOD...........................................    $  6.60
                                                                             =======
TOTAL RETURN                                                                  (33.62)%
Ratio of Expenses to Average Net Assets After Reimbursement..............       0.80 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       1.27 %*
Ratio of Net Investment Income to Average Net Assets.....................       1.41 %*
Portfolio Turnover Rate..................................................        2.7 %
Net Assets, End of Period (in millions)..................................    $  94.1

                                                                             CLASS B
                                                                          --------------
                                                                          FOR THE PERIOD
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                             2008(B)
                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................    $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................       0.06
Net Realized/Unrealized Loss on Investments..............................      (3.43)
                                                                             -------
Total from Investment Operations.........................................      (3.37)
                                                                             -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................      (0.03)
Distributions from Net Realized Capital Gains............................         --
                                                                             -------
Total Distributions......................................................      (0.03)
                                                                             -------
NET ASSET VALUE, END OF PERIOD...........................................    $  6.60
                                                                             =======
TOTAL RETURN                                                                  (33.67)%
Ratio of Expenses to Average Net Assets After Reimbursement..............       1.05 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.       1.54 %*
Ratio of Net Investment Income to Average Net Assets.....................       1.11 %*
Portfolio Turnover Rate..................................................        2.7 %
Net Assets, End of Period (in millions)..................................    $   4.8

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--4/28/08.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Met/Templeton Growth Portfolio (the "Portfolio") (commenced operations on April 28, 2008), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                             ---------- ----------

                             $1,077,426 $1,077,426

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Templeton Global Advisors, Ltd. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $255,480          0.700%   First $100 Million

                                 0.680%   $100 Million to $250 Million

                                 0.670%   $250 Million to $500 Million

                                 0.660%   $500 Million to $750 Million

                                 0.650%   Over $750 Million

The advisory fee the Manager pays to the Adviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust and of Metropolitan Series Fund, Inc. that are managed by the Adviser and/or its affiliates.

The Manager has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the advisory fee were also applied for purposes of calculating the management fee. During the period ended December 31, 2008, the Manager voluntarily waived 0.02% in management fees otherwise chargeable to the Portfolio.

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                             Expenses Deferred in
                                             --------------------
                                                     2008
                      Maximum Expense Ratio          ----
                      under current Expense  Subject to repayment
                        Limitation Agreement  until December 31,
                        ------------------   --------------------
                      Class A     Class B            2013
                      -------     -------            ---

                       0.80%       1.05%           $166,824

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The amount waived and expenses reimbursed for the period ended December 31, 2008 are shown as a management fee waiver and expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the period ended noted below were as follows:

                                                                       Net Increase
                        Beginning                                       in Shares     Ending
                         Shares     Sales    Reinvestments Redemptions Outstanding    Shares
                        --------- ---------- ------------- ----------- ------------ ----------

 Class A

 4/28/2008-12/31/2008      --     14,476,215    81,333      (314,419)   14,243,129  14,243,129

 Class B

 4/28/2008-12/31/2008      --        788,942     3,545       (61,198)      731,289     731,289

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $111,382,066        $--         $1,261,152

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $126,589,419   $996,474   $(23,377,322)  $(22,380,848)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

                Ordinary Income Long-Term Capital Gains  Total
                --------------- ----------------------- --------
                     2008                2008            2008
                     ----                ----           --------

                   $547,465               $--           $547,465

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis was as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized   Loss Carryforwards
      Income         Gain      Depreciation    and Deferrals        Total
   ------------- ------------- ------------  ------------------ ------------

      $46,706         $--      $(22,368,695)    $(1,826,103)    $(24,148,092)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Met/Templeton Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Met/Templeton Growth Portfolio of the Met Investors Series Trust as of December 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 28, 2008 (commencement of operations) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                  DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           METLIFE AGGRESSIVE STRATEGY PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve months ended December 31, 2008, the Portfolio returned (40.67)% and (40.81)% for Class A and B Shares, respectively. This compares to a (40.69)% return for the Dow Jones Aggressive Index/1/ and a (37.18)% return for the Aggressive Blended Benchmark. The Aggressive Blended Benchmark for this Portfolio is currently comprised of the following mix: 71% Wilshire 5000 Equity Index/2/, 24% MSCI EAFE(R) Index/3/, and 5% Citigroup 3-Month Treasury Bill Index/4/. The three components of the Portfolio's blended index had twelve month returns as follows: Wilshire 5000 Equity Index, (37.23)%; MSCI EAFE(R) Index, (43.38)%; and Citigroup 3-Month Treasury Bill Index, +1.80%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings through the summer as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

U.S. Common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the S&P 500(R) Index/5/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value at the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE(R) Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM6/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 95% in equities and 5% in fixed income. The fixed income exposure is limited to any cash held by the equity funds.

--------
/1/ The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include:
Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Beginning in 1980 and before 1/1/1992, the Dow Jones 100% Global Portfolio Index (DJ100%GPI) is depicted by an index created for Dow Jones indexes by the quantitative group. This index contains all nine relevant equity asset classes equally weighted and rebalanced monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

--------

/4/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The index does not include fees or expenses and is not available for direct investment.

/5/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


The most significant change in strategy during the first half of 2008 was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities. For this Portfolio, this resulted in a change in the goal for foreign stocks from 19% to 24%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring. We initiated positions in two new portfolios during the fourth quarter to add further diversification: a 2% position in the MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO and a 2% position in the VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO.

Within the equity sector, a cumulative overweight in the weak Financial and Materials sectors detracted from relative performance during the full year. Certain portfolios led a positive impact on relative performance. THIRD AVENUE SMALL CAP VALUE PORTFOLIO performed favorably because of its focus on companies with strong balance sheets. LORD ABBETT GROWTH AND INCOME PORTFOLIO overcame an overweight in the Financial sector with good stock overall selection in that sector: holding relatively strong AON CORP. and WELLS FARGO, while underweighting the weak BANK OF AMERICA and CITIGROUP. LORD ABBETT GROWTH AND INCOME PORTFOLIO was also helped by holding grocer KROGER, one the few stocks that held its value for the year. VAN KAMPEN COMSTOCK PORTFOLIO also performed relatively well due to a 5% cash position and an overweight in the consumer staples sector, which held up better than the broad stock market in a slowing economy.

Although it was in line with the emerging market index, MFS EMERGING MARKET EQUITY PORTFOLIO was down 55% and hurt absolute performance. The LEGG MASON VALUE EQUITY PORTFOLIO was hurt in the first half of the year by its lack of exposure to the strong energy sector, but it continued to struggle in the second half even though the portfolio managers' concerns about the sustainability of the high energy prices proved to be correct. LEGG MASON VALUE EQUITY PORTFOLIO was also hurt by its exposure to several of the high profile financial stocks HARRIS OAKMARK FOCUSED VALUE PORTFOLIO also hurt relative performance due to overall weak stock selection, especially in the consumer discretionary sector. LIBERTY MEDIA and STARWOOD HOTELS AND RESORTS were both significant holdings and were each down more than 60% for the year. RAINIER LARGE CAP EQUITY PORTFOLIO also hurt relative performance due to overall weak stock selection, especially in the energy sector. RAINIER LARGE CAP EQUITY PORTFOLIO was hurt by holding poor performing TRANSOCEAN, LTD. and PIONEER NATURAL RESOURCES and underweighting oil giant EXXON MOBIL, which held up better than most stocks during the year.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                   Percent of
  Description                                                      Net Assets
  ---------------------------------------------------------------------------
  Van Kampen Comstock Portfolio (Class A)                            10.82%
  ---------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio (Class A)                  10.15%
  ---------------------------------------------------------------------------
  Davis Venture Value Portfolio (Class A)                             9.85%
  ---------------------------------------------------------------------------
  Third Avenue Small Cap Value Portfolio (Class A)                    8.88%
  ---------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Portfolio (Class A)           7.07%
  ---------------------------------------------------------------------------
  Rainier Large Cap Equity Portfolio (Class A)                        5.95%
  ---------------------------------------------------------------------------
  Legg Mason Value Equity Portfolio (Class A)                         5.65%
  ---------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity Portfolio (Class A)                  5.32%
  ---------------------------------------------------------------------------
  Harris Oakmark International Portfolio (Class A)                    4.14%
  ---------------------------------------------------------------------------
  Met/AIM Small Cap Growth Portfolio (Class A)                        4.02%
  ---------------------------------------------------------------------------
  Clarion Global Real Estate Portfolio (Class A)                      3.98%
  ---------------------------------------------------------------------------
  Harris Oakmark Focused Value Portfolio (Class A)                    3.91%
  ---------------------------------------------------------------------------
  MFS(R) Research International Portfolio (Class A)                   3.32%
  ---------------------------------------------------------------------------
  Julius Baer International Stock Portfolio (Class A)                 3.12%
  ---------------------------------------------------------------------------
  Lazard Mid Cap Portfolio (Class A)                                  3.00%
  ---------------------------------------------------------------------------
  Jennison Growth Portfolio (Class A)                                 2.98%
  ---------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Portfolio (Class A)                     2.02%
  ---------------------------------------------------------------------------
  Met/Dimensional International Small Capital Portfolio (Class A)     1.97%
  ---------------------------------------------------------------------------
  Turner Mid Cap Growth Portfolio (Class A)                           1.95%
  ---------------------------------------------------------------------------
  Van Eck Global Natural Resources Portfolio (Class A)                1.90%
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


 METLIFE AGGRESSIVE STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC
                       VS. DOW JONES AGGRESSIVE INDEX/1/
       AGGRESSIVE BLENDED BENCHMARK/2/ AND WILSHIRE 5000 EQUITY INDEX/3/
                           Growth Based on $10,000+

                             [CHART]

               MetLife
              Aggressive     Dow Jones
               Strategy      Aggressive      Aggressive
              Portfolio       Portfolio       Blended         Wilshire 5000
              -- Class B      Index/1/       Benchmark/2/    Equity Index/3/
              ----------     ----------      ------------    ---------------
11/03/2004        $10,000      $10,000         $10,000         $10,000
12/31/2004        10,715       11,036          10,713          10,843
12/31/2005        11,828       12,420          11,537          11,535
12/31/2006        13,440       14,667          13,528          13,354
12/31/2007        13,829       15,937          14,436          14,104
12/31/2008         8,185        9,452           9,069           8,853




    -----------------------------------------------------------------
                                      Average Annual Return/4/
                                     (for the period ended 12/31/08)
    -----------------------------------------------------------------
                                                           Since
                                     1 Year    3 Year   Inception/5/
    -----------------------------------------------------------------
    MetLife Aggressive Strategy
    Portfolio--Class A               -40.67%   -11.29%    -5.79%
--        Class B                    -40.81%   -11.55%    -4.70%
    -----------------------------------------------------------------
- - Dow Jones Aggressive Index/1/    -40.69%    -8.70%    -1.72%
    -----------------------------------------------------------------
--  Aggressive Blended Benchmark/2/  -37.18%    -7.70%    -2.32%
    -----------------------------------------------------------------
- - Wilshire 5000 Equity Index/3/    -37.23%    -8.44%    -3.17%
    -----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include:
Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Beginning in 1980 and before 1/1/1992, the Dow Jones 100% Global Portfolio Index (DJ100%GPI) is depicted by an index created for Dow Jones indexes by the quantitative group. This index contains all nine relevant equity asset classes equally weighted and rebalanced monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Aggressive Blended Benchmark is comprised of 71% Wilshire 5000 Equity Index, 24% Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE(R) Index") and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO               FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
METLIFE AGGRESSIVE STRATEGY PORTFOLIO        ------------- ------------- ---------------


  Class A(a)(b)
  Actual                                       $1,000.00     $  675.50        $0.42
  Hypothetical (5% return before expenses)      1,000.00      1,024.63         0.51
-------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  674.90        $1.48
  Hypothetical (5% return before expenses)      1,000.00      1,023.44         1.79
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.84% and 1.09% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)



     ---------------------------------------------------------------------
     SECURITY                                                   VALUE
     DESCRIPTION                                   SHARES      (NOTE 2)
     ---------------------------------------------------------------------

     INVESTMENT COMPANY SECURITIES - 100.0%
     Clarion Global Real Estate Portfolio
       (Class A)(a).............................. 2,697,795 $  19,963,680
     Davis Venture Value Portfolio (Class A)(b).. 2,270,574    49,339,581
     Goldman Sachs Mid Cap Value Portfolio
       (Class A)(a).............................. 1,268,191    10,132,845
     Harris Oakmark Focused Value Portfolio
       (Class A)(b)..............................   185,217    19,620,091
     Harris Oakmark International Portfolio
       (Class A)(a).............................. 2,420,666    20,745,112
     Jennison Growth Portfolio (Class A)(b)...... 1,911,116    14,925,814
     Julius Baer International Stock Portfolio
       (Class A)(b).............................. 2,007,197    15,656,141
     Lazard Mid Cap Portfolio (Class A)(a)....... 2,166,894    15,016,576
     Legg Mason Partners Aggressive Growth
       Portfolio (Class A)(a).................... 7,757,390    35,451,272
     Legg Mason Value Equity Portfolio
       (Class A)(a).............................. 6,179,435    28,363,606
     Lord Abbett Growth and Income Portfolio
       (Class A)(a).............................. 3,095,342    50,887,428
     Met/AIM Small Cap Growth Portfolio
       (Class A)(a).............................. 2,407,623    20,127,728
     Met/Dimensional International Small Capital
       Portfolio (Class A)(b)....................   972,867     9,884,330
     MFS(R) Emerging Markets Equity Portfolio
       (Class A)(a).............................. 4,637,221    26,664,019
     MFS(R) Research International Portfolio
       (Class A)(a).............................. 2,245,670    16,640,414
     Rainier Large Cap Equity Portfolio
       (Class A)(a).............................. 5,172,823    29,847,187
     Third Avenue Small Cap Value Portfolio
       (Class A)(a).............................. 4,325,398    44,508,351
     Turner Mid Cap Growth Portfolio
       (Class A)(a).............................. 1,339,489     9,805,056
     Van Eck Global Natural Resources Portfolio
       (Class A)(b)..............................   979,999     9,515,786
     Van Kampen Comstock Portfolio
       (Class A)(a).............................. 7,914,242    54,212,555
                                                            -------------
     Total Investment Company Securities
     (Cost $816,430,417)                                      501,307,572
                                                            -------------

     TOTAL INVESTMENTS - 100.0%
     (Cost $816,430,417)                                      501,307,572
                                                            -------------

     Other Assets and Liabilities (net) - 0.0%                   (170,114)
                                                            -------------

     TOTAL NET ASSETS - 100.0%                              $ 501,137,458
                                                            =============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of Met Investors Series Trust.
(b) A Portfolio of Metropolitan Series Fund, Inc.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $501,307,572              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $501,307,572              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

METLIFE AGGRESSIVE STRATEGY PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)              $ 501,307,572
    Receivable for investments sold                        91,413
    Receivable for Trust shares sold                       29,170
    Receivable from Manager (Note 3)                       19,973
                                                    -------------
       Total assets                                   501,448,128
                                                    -------------
LIABILITIES
    Payables for:
       Trust shares redeemed                              120,583
       Distribution and services fees--Class B            102,156
       Management fee (Note 3)                             40,878
       Administration fee                                   2,109
       Custodian and accounting fees                        8,869
    Accrued expenses                                       36,075
                                                    -------------
       Total liabilities                                  310,670
                                                    -------------
NET ASSETS                                          $ 501,137,458
                                                    =============
NET ASSETS REPRESENTED BY
    Paid in surplus                                 $ 850,271,135
    Accumulated net realized loss                     (34,010,832)
    Unrealized depreciation on investments           (315,122,845)
    Undistributed net investment income                        --
                                                    -------------
       Total                                        $ 501,137,458
                                                    =============
NET ASSETS
    Class A                                         $     235,703
                                                    =============
    Class B                                           500,901,755
                                                    =============
CAPITAL SHARES OUTSTANDING
    Class A                                                37,356
                                                    =============
    Class B                                            79,381,701
                                                    =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                         $        6.31
                                                    =============
    Class B                                                  6.31
                                                    =============

------------------------------------------------------------------
(a)Investments at cost                              $ 816,430,417

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

METLIFE AGGRESSIVE STRATEGY PORTFOLIO
INVESTMENT INCOME
    Dividends from Underlying Portfolios                                                         $   7,502,869
                                                                                                 -------------
       Total investment income                                                                       7,502,869
                                                                                                 -------------
EXPENSES
    Management fee (Note 3)                                                                            595,692
    Administration fees                                                                                 24,065
    Custodian and accounting fees                                                                       14,785
    Distribution and services fees--Class B                                                          1,575,747
    Audit and tax services                                                                              28,049
    Legal                                                                                               18,001
    Trustee fees and expenses                                                                           18,404
    Insurance                                                                                            2,382
    Other                                                                                                5,027
                                                                                                 -------------
       Total expenses                                                                                2,282,152
       Less expenses reimbursed by the Manager                                                         (75,771)
                                                                                                 -------------
    Net expenses                                                                                     2,206,381
                                                                                                 -------------
    Net investment income                                                                            5,296,488
                                                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
       Investments                                                                                 (43,724,006)
       Capital gain distributions from Underlying Portfolios                                        43,733,026
                                                                                                 -------------
    Net realized gain on investments and capital gain distributions from Underlying Portfolios           9,020
                                                                                                 -------------
    Net change in unrealized depreciation on:
       Investments                                                                                (309,605,331)
                                                                                                 -------------
    Net change in unrealized depreciation on investments                                          (309,605,331)
                                                                                                 -------------
    Net realized and unrealized loss on investments                                               (309,596,311)
                                                                                                 -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                       $(304,299,823)
                                                                                                 =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



METLIFE AGGRESSIVE STRATEGY PORTFOLIO
                                                                                                   YEAR ENDED     YEAR ENDED
                                                                                                  DECEMBER 31,   DECEMBER 31,
                                                                                                      2008           2007
                                                                                                 -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                        $   5,296,488  $   3,117,856
    Net realized gain on investments and capital gain distributions from Underlying Portfolios           9,020     77,760,743
    Net change in unrealized depreciation on investments                                          (309,605,331)   (55,155,697)
                                                                                                 -------------  -------------
    Net increase (decrease) in net assets resulting from operations                               (304,299,823)    25,722,902
                                                                                                 -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                           (14,174)        (5,064)
     Class B                                                                                       (22,482,743)   (11,117,773)
    From net realized gains
     Class A                                                                                           (43,098)       (20,518)
     Class B                                                                                       (78,906,533)   (52,826,561)
    From return of capital
     Class A                                                                                               (85)            --
     Class B                                                                                          (155,370)            --
                                                                                                 -------------  -------------
    Net decrease in net assets resulting from distributions                                       (101,602,003)   (63,969,916)
                                                                                                 -------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 11)
    Proceeds from shares sold
     Class A                                                                                            33,922        265,393
     Class B                                                                                        64,897,256    149,888,799
    Net asset value of shares issued through acquisition
     Class A                                                                                                --             --
     Class B                                                                                        89,222,615             --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                            57,357         25,582
     Class B                                                                                       101,544,646     63,944,334
    Cost of shares repurchased
     Class A                                                                                           (42,480)      (126,512)
     Class B                                                                                      (165,885,064)  (214,723,473)
                                                                                                 -------------  -------------
    Net increase (decrease) in net assets from capital share transactions                           89,828,252       (725,877)
                                                                                                 -------------  -------------
NET DECREASE IN NET ASSETS                                                                        (316,073,574)   (38,972,891)
    Net assets at beginning of period                                                              817,211,032    856,183,923
                                                                                                 -------------  -------------
    Net assets at end of period                                                                  $ 501,137,458  $ 817,211,032
                                                                                                 =============  =============
    Net assets at end of period includes undistributed net investment income                     $          --  $   9,646,631
                                                                                                 =============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS A
METLIFE AGGRESSIVE STRATEGY PORTFOLIO                                        ---------------------------------
                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                             ---------------------------------
                                                                               2008     2007     2006   2005(B)
                                                                             -------   ------  ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 12.61   $13.21  $11.68   $10.27
                                                                             -------   ------  ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.11     0.09    0.22     0.77
Net Realized/Unrealized Gain (Loss) on Investments..........................   (4.71)    0.34    1.42     0.79
                                                                             -------   ------  ------   ------
Total from Investment Operations............................................   (4.60)    0.43    1.64     1.56
                                                                             -------   ------  ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.41)   (0.20)  (0.02)   (0.11)
Distributions from Net Realized Capital Gains...............................   (1.29)   (0.83)  (0.09)   (0.04)
Distributions from Return of Capital........................................   (0.00)+     --      --       --
                                                                             -------   ------  ------   ------
Total Distributions.........................................................   (1.70)   (1.03)  (0.11)   (0.15)
                                                                             -------   ------  ------   ------
NET ASSET VALUE, END OF PERIOD.............................................. $  6.31   $12.61  $13.21   $11.68
                                                                             =======   ======  ======   ======
TOTAL RETURN                                                                  (40.67)%   3.12%  14.10%   15.12%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............    0.10 %   0.10%   0.10%    0.12%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).    0.11 %   0.10%   0.11%    0.12%*
Ratio of Net Investment Income to Average Net Assets(g).....................    1.11 %   0.69%   1.75%    1.08%*
Portfolio Turnover Rate.....................................................    29.6 %   27.2%   26.0%    18.3%
Net Assets, End of Period (in millions)..................................... $   0.2   $  0.4  $  0.3   $  0.1

                                                                                                CLASS B
                                                                             ------------------------------------------
                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                             ------------------------------------------
                                                                               2008     2007     2006    2005     2004(C)
                                                                             -------   ------  ------   -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 12.58   $13.18  $11.68   $10.69   $10.00
                                                                             -------   ------  ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.08     0.05    0.18     0.20     0.08
Net Realized/Unrealized Gain (Loss) on Investments..........................   (4.70)    0.35    1.41     0.91     0.64
                                                                             -------   ------  ------   ------   ------
Total from Investment Operations............................................   (4.62)    0.40    1.59     1.11     0.72
                                                                             -------   ------  ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.36)   (0.17)  (0.00)+  (0.08)   (0.03)
Distributions from Net Realized Capital Gains...............................   (1.29)   (0.83)  (0.09)   (0.04)      --
Distributions from Return of Capital........................................   (0.00)+     --      --       --       --
                                                                             -------   ------  ------   ------   ------
Total Distributions.........................................................   (1.65)   (1.00)  (0.09)   (0.12)   (0.03)
                                                                             -------   ------  ------   ------   ------
NET ASSET VALUE, END OF PERIOD.............................................. $  6.31   $12.58  $13.18   $11.68   $10.69
                                                                             =======   ======  ======   ======   ======
TOTAL RETURN                                                                  (40.81)%   2.89%  13.64%   10.38%    7.15%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............    0.35 %   0.35%   0.35%    0.35%    0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).    0.36 %   0.35%   0.36%    0.37%    0.52%*
Ratio of Net Investment Income to Average Net Assets(g).....................    0.84 %   0.36%   1.45%    1.80%    4.77%*
Portfolio Turnover Rate.....................................................    29.6 %   27.2%   26.0%    18.3%     0.0%(d)
Net Assets, End of Period (in millions)..................................... $ 500.9   $816.8  $855.9   $661.7   $304.5

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MetLife Aggressive Strategy Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $17,248,289 $17,248,289

The Portfolio acquired capital losses of $18,355,669 in the merger with Strategic Growth Portfolio on November 7, 2008, which are subject to a first year limitation of $1,107,380.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

                $595,692           0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                             Expenses Deferred in
                                   ----------------------------------------
                                    2004     2005    2006    2007    2008
            Maximum Expense Ratio  ------- -------- ------- ------- -------
            under current Expense            Subject to repayment
              Limitation Agreement            until December 31,
              ------------------   ----------------------------------------
            Class A     Class B      2009     2010    2011    2012   2013
            -------     -------    ------- -------- ------- ------- -------

             0.10%       0.35%     $32,989 $122,410 $98,966 $11,142 $75,771

The expenses waived or reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

4. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                    Shares Issued                              Net Increase
                                    in Connection                               (Decrease)
             Beginning             with Acquisition                             in Shares     Ending
              Shares      Sales       (Note 11)     Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ---------------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008      32,319      3,601            --          6,074        (4,638)       5,037      37,356
 12/31/2007      19,506     20,562            --          1,991        (9,740)      12,813      32,319

 Class B

 12/31/2008  64,928,499  6,945,289    13,747,706     10,701,777   (16,941,570)  14,453,202  79,381,701
 12/31/2007  64,934,609 11,534,890            --      4,980,088   (16,521,088)      (6,110) 64,928,499

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $189,612,285        $--        $241,723,791

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $833,192,961   $160,393   $(332,045,782) $(331,885,389)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

                                                  Return of
    Ordinary Income     Long-Term Capital Gain     Capital             Total
----------------------- ----------------------- ------------- ------------------------
    2008       2007        2008        2007       2008   2007     2008        2007
----------- ----------- ----------- ----------- -------- ---- ------------ -----------

$24,550,055 $11,375,570 $76,896,493 $52,594,346 $155,455 $--  $101,602,003 $63,969,916

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

       $--           $--      $(331,885,389)    $(17,248,289)   $(349,133,678)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership are as follows:

                                                               Number of
                                                            shares held at   Shares purchased     Shares sold
Security Description                                       December 31, 2007 during the period during the period
--------------------                                       ----------------- ----------------- -----------------

Clarion Global Real Estate Portfolio (Class A)                 1,111,828         1,944,257          (358,290)

Davis Venture Value Portfolio (Class A)                        2,487,418           540,674          (757,518)

Goldman Sachs Mid Cap Value Portfolio (Class A)                1,224,020           357,233          (313,062)

Harris Oakmark Focused Value Portfolio (Class A)                 290,568            95,546          (200,897)

Harris Oakmark International Portfolio (Class A)               2,819,901         1,202,596        (1,601,831)

Jennison Growth Portfolio (Class A)                            1,852,992           607,377          (549,253)

Julius Baer International Stock Portfolio (Class A)                   --         2,674,789          (667,592)

Lazard Mid Cap Portfolio (Class A)                                    --         2,434,385          (267,491)

Legg Mason Partners Aggressive Growth Portfolio (Class A)      7,742,085         1,835,224        (1,819,919)

Legg Mason Value Equity Portfolio (Class A)                    6,129,950         2,238,129        (2,188,644)

Lord Abbett Growth and Income Portfolio (Class A)              3,138,699         1,038,249        (1,081,606)

Met/AIM Small Cap Growth Portfolio (Class A)                   2,183,341           764,208          (539,926)

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                           --           993,484           (20,617)

MFS(R) Emerging Markets Equity Portfolio (Class A)             2,319,630         2,912,610          (595,019)

MFS(R) Research International Portfolio (Class A)              2,868,740           901,370        (1,554,440)

Rainier Large Cap Equity Portfolio (Class A)                   5,074,023         1,224,669        (1,125,869)

Third Avenue Small Cap Value Portfolio (Class A)               4,552,688         1,213,753        (1,441,043)

Turner Mid Cap Growth Portfolio (Class A)                      1,131,846           472,819          (265,176)

Van Eck Global Natural Resources Portfolio (Class A)                  --         1,001,714           (21,715)

Van Kampen Comstock Portfolio (Class A)                        8,568,635         2,081,798        (2,736,191)

                                                               Number of
                                                            shares held at
Security Description                                       December 31, 2008
--------------------                                       -----------------

Clarion Global Real Estate Portfolio (Class A)                 2,697,795

Davis Venture Value Portfolio (Class A)                        2,270,574

Goldman Sachs Mid Cap Value Portfolio (Class A)                1,268,191

Harris Oakmark Focused Value Portfolio (Class A)                 185,217

Harris Oakmark International Portfolio (Class A)               2,420,666

Jennison Growth Portfolio (Class A)                            1,911,116

Julius Baer International Stock Portfolio (Class A)            2,007,197

Lazard Mid Cap Portfolio (Class A)                             2,166,894

Legg Mason Partners Aggressive Growth Portfolio (Class A)      7,757,390

Legg Mason Value Equity Portfolio (Class A)                    6,179,435

Lord Abbett Growth and Income Portfolio (Class A)              3,095,342

Met/AIM Small Cap Growth Portfolio (Class A)                   2,407,623

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                      972,867

MFS(R) Emerging Markets Equity Portfolio (Class A)             4,637,221

MFS(R) Research International Portfolio (Class A)              2,215,670

Rainier Large Cap Equity Portfolio (Class A)                   5,172,823

Third Avenue Small Cap Value Portfolio (Class A)               4,325,398

Turner Mid Cap Growth Portfolio (Class A)                      1,339,489

Van Eck Global Natural Resources Portfolio (Class A)             979,999

Van Kampen Comstock Portfolio (Class A)                        7,914,242

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS - CONTINUED


                                                                                        Capital
                                                                 Net Realized Loss Gain Distributions   Income earned
                                                                  on Investments    from Affiliates    from Affiliates
Security Description                                             during the period during the period  during the period
--------------------                                             ----------------- ------------------ -----------------

Clarion Global Real Estate Portfolio (Class A)                     $ (2,167,819)       $1,256,956        $  259,451

Davis Venture Value Portfolio (Class A)                               2,731,677           397,466           954,832

Goldman Sachs Mid Cap Value Portfolio (Class A)                        (118,153)        1,077,267           142,540

Harris Oakmark Focused Value Portfolio (Class A)                    (13,172,472)        5,901,566           191,521

Harris Oakmark International Portfolio (Class A)                     (6,532,379)        6,345,501           741,160

Jennison Growth Portfolio (Class A)                                    (557,087)        1,704,672           494,337

Julius Baer International Stock Portfolio (Class A)                  (2,811,026)               --                --

Lazard Mid Cap Portfolio (Class A)                                     (406,628)               --                --

Legg Mason Partners Aggressive Growth Portfolio (Class A)            (1,943,898)          360,242             6,448

Legg Mason Value Equity Portfolio (Class A)                          (7,835,990)        1,999,179           146,666

Lord Abbett Growth and Income Portfolio (Class A)                    (5,015,792)        7,263,764         1,283,234

Met/AIM Small Cap Growth Portfolio (Class A)                           (197,878)        2,360,048                --

Met/Dimensional International Small Capital Portfolio (Class A)         (14,668)               --                --

MFS(R) Emerging Markets Equity Portfolio (Class A)                      (80,970)        2,771,256           412,886

MFS(R) Research International Portfolio (Class A)                    (2,231,424)        3,542,668           699,028

Rainier Large Cap Equity Portfolio (Class A)                         (1,017,409)          467,761                --

Third Avenue Small Cap Value Portfolio (Class A)                       (201,802)        4,191,624           637,840

Turner Mid Cap Growth Portfolio (Class A)                               210,370         1,188,505                42

Van Eck Global Natural Resources Portfolio (Class A)                    (25,652)               --                --

Van Kampen Comstock Portfolio (Class A)                              (2,335,006)        2,904,551         1,532,884



Security Description                                             Ending Value
--------------------                                             ------------

Clarion Global Real Estate Portfolio (Class A)                   $19,963,680

Davis Venture Value Portfolio (Class A)                           49,339,581

Goldman Sachs Mid Cap Value Portfolio (Class A)                   10,132,845

Harris Oakmark Focused Value Portfolio (Class A)                  19,620,091

Harris Oakmark International Portfolio (Class A)                  20,745,112

Jennison Growth Portfolio (Class A)                               14,925,814

Julius Baer International Stock Portfolio (Class A)               15,656,141

Lazard Mid Cap Portfolio (Class A)                                15,016,576

Legg Mason Partners Aggressive Growth Portfolio (Class A)         35,451,272

Legg Mason Value Equity Portfolio (Class A)                       28,363,606

Lord Abbett Growth and Income Portfolio (Class A)                 50,887,428

Met/AIM Small Cap Growth Portfolio (Class A)                      20,127,728

Met/Dimensional International Small Capital Portfolio (Class A)    9,884,330

MFS(R) Emerging Markets Equity Portfolio (Class A)                26,664,019

MFS(R) Research International Portfolio (Class A)                 16,640,414

Rainier Large Cap Equity Portfolio (Class A)                      29,847,187

Third Avenue Small Cap Value Portfolio (Class A)                  44,508,351

Turner Mid Cap Growth Portfolio (Class A)                          9,805,056

Van Eck Global Natural Resources Portfolio (Class A)               9,515,786

Van Kampen Comstock Portfolio (Class A)                           54,212,555

11. ACQUISITIONS

As of the close of business on November 7, 2008, MetLife Aggressive Strategy Portfolio ("Aggressive") acquired all the net assets of Strategic Growth Portfolio ("Growth"), a series of the Trust, pursuant to a plan of reorganization approved by Growth shareholders on November 5, 2008. The acquisition was accomplished by a tax-free exchange of 13,747,706 Class B shares of Aggressive (valued at $89,222,615) in exchange for 14,328,164 Class B shares of Growth outstanding on November 7, 2008. Growth Class B net assets at that date ($89,222,615), including $41,304,836 of unrealized depreciation and $19,407,113 of accumulated net realized losses, were combined with those of Aggressive Class B. The aggregate Class B net assets of Aggressive immediately before the acquisition were $432,543,589. The aggregate Class B net assets of Growth immediately before the acquisition were $89,222,615. The aggregate Class B net assets of Aggressive immediately after the acquisition were $521,766,204.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Aggressive Strategy Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented . These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Aggressive Strategy Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 25, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY RESULTS (UNAUDITED)

A Special Meeting of the Shareholders of the Strategic Growth Portfolio was held on November 5, 2008. The purpose of the Special Meeting was to ask shareholders to approve an Agreement and Plan of Reorganization for the sale of all of the assets of Strategic Growth Portfolio to, and the assumption of all of the liabilities of Strategic Growth Portfolio by MetLife Aggressive Strategy Portfolio, in exchange for shares of MetLife Aggressive Strategy Portfolio and the distribution of such shares to the shareholders of Strategic Growth Portfolio in complete liquidation of the Strategic Growth Portfolio.

                       For     Against  Abstain    Total
                    ---------- ------- --------- ----------

                    12,361,761 534,312 1,619,828 14,515,901

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF THE MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MetLife Aggressive Strategy Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ As the Manager has the day to day responsibility for managing the MetLife Aggressive Strategy Portfolio's investments, the Board only approved a Management Agreement with respect to the MetLife Aggressive Strategy Portfolio.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Advisers' personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers, or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

With respect to the Asset Allocation Portfolios, the Board noted that the Manager has hired, at its own cost, Morningstar Associates, LLC ("Morningstar"), an independent consultant, to provide research and consulting services with respect to the periodic asset allocation targets for each of the Asset Allocation Portfolios and to investments in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Underlying Portfolios"), which may assist the Manager with the selection of Underlying Portfolios for inclusion in each Asset Allocation Portfolio. Additionally, the Board considered that an Investment Committee, consisting of investment professionals from across MetLife, meets at least quarterly to review the asset allocations and discuss the performance of the Asset Allocation Portfolios.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar. The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MetLife Aggressive Strategy Portfolio, the Board considered that the Portfolio underperformed the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board also considered that the Portfolio underperformed its benchmark, the Dow Jones Aggressive Index, for the same periods. The Board noted that the Portfolio's benchmark was changed in August, 2007. The Board also took into account Morningstar's report with respect to the Portfolio. The Board took into account management's discussion of the Portfolio's performance, including the peer group used for comparative purposes, as well as plans to address the Portfolio's performance. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management fees, advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MetLife Aggressive Strategy Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group and the Expense Universe. The Board also considered that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all of the relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the advisory fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MetLife Aggressive Strategy Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were within the range of the asset-weighted average of comparable funds at lower asset levels and below the asset-weighted average at higher asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for each of the Asset Allocation Portfolios and concluded that the management fee to be paid to the Manager with respect to each Asset Allocation Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the Underlying Portfolios of the Asset Allocation Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Asset Allocation Portfolios and those of their Underlying Portfolios.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                                 DECEMBER 31, 2008
            MET INVESTORS SERIES TRUST
            METLIFE BALANCED STRATEGY PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

For the twelve months ended December 31, 2008, the Portfolio returned (31.75)% and (31.93)% for Class A and B Shares, respectively. This compares to a (24.74)% return for the Dow Jones Moderate Index/1/ and a (26.21)% return for the Balanced Blended Benchmark. The Balanced Blended Benchmark for this Portfolio is currently comprised of the following mix: 49% Wilshire 5000 Equity Index/2/, 30% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index/3/, 16% MSCI EAFE(R) Index/4/, and 5% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended index had twelve month returns as follows: Wilshire 5000 Equity Index, (37.34)%; Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, +2.38%; MSCI EAFE(R) Index, (43.38)%; and Citigroup 3-Month Treasury Bill Index, +1.80%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings through the summer as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

--------
/1/ The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing:
Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.


--------
/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The index does not include fees or expenses and is not available for direct investment.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



U.S. Common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the S&P 500(R) Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, Financials and Materials were down the most, while Consumer Staples held up on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE(R) Index. Emerging markets were down 53% as measured by the Morgan Stanley Capital International
(MSCI) Emerging Markets (EMF) Index/SM8/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 65% in equities and 35% in fixed income. The most significant change in strategy during the first half of 2008 was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities. For this Portfolio, this resulted in a change in the goal for foreign stocks from 13% to 16%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring. We initiated positions in two new portfolios during the fourth quarter to add further diversification: a 2% position in the MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO and a 1% position in the VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO.

The Portfolio's fixed income funds had a significant negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the LORD ABBETT BOND DEBENTURE PORTFOLIO and the BLACKROCK HIGH YIELD PORTFOLIO--although together they represented only about 7% of the Portfolio--were down sharply relative to the broad index because of their high yield bond exposure. The PIMCO INFLATION PROTECTED BOND PORTFOLIO, which did well in the first half when inflation expectations were still prevalent, had a large negative impact in the second half of the year as inflation expectations lessened because of the weak economy and falling oil prices.

Within the equity sector, a cumulative overweight in the weak Financial and Materials sectors detracted from relative performance during the full year. Certain portfolios led a positive impact on relative performance. THIRD AVENUE SMALL CAP VALUE PORTFOLIO performed favorably of its focus on companies with strong balance sheets. LORD ABBETT GROWTH AND INCOME PORTFOLIO overcame an overweight in the Financials sector with good stock overall selection in that sector: holding relatively strong AON CORP. and WELLS FARGO, while underweighting the weak BANK OF AMERICA and CITIGROUP. LORD ABBETT GROWTH AND INCOME PORTFOLIO was also helped by holding grocer KROGER, one the few stocks that held its value during the year. VAN KAMPEN COMSTOCK PORTFOLIO also performed relatively well due to a 5% cash position and an overweight in the Consumer Staples sector, which held up better than the broad stock market in a slowing economy.

Although it was in line with the emerging market index, MFS(R) EMERGING MARKET EQUITY PORTFOLIO was down 55%, hurting absolute performance. The LEGG MASON VALUE EQUITY PORTFOLIO was hurt in the first half of the year by its lack of exposure to the strong energy sector, but it continued to struggle in the second half even though the portfolio managers' concerns about the sustainability of the high energy prices proved to be correct. The portfolio was also hurt by its exposure to several of the high profile financial stocks. LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO was hurt by holding high yield bonds within its fixed income segment and underweighting the Consumer Staples sector in the equity segment, which generally held up better than the overall stock market. HARRIS OAKMARK FOCUSED VALUE PORTFOLIO also hurt relative performance due to overall weak stock selection, especially in the Consumer Discretionary sector. LIBERTY MEDIA and STARWOOD HOTELS AND RESORTS were both significant holdings and were each down more than 60% for the year. TURNER MID CAP GROWTH PORTFOLIO detracted from relative performance due to its growth style and overall weak stock selection, especially in the Information Technology and Consumer Discretionary sectors.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity

--------
index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                   Percent of
  Description                                                      Net Assets
  ---------------------------------------------------------------------------
  PIMCO Total Return Portfolio (Class A)                             12.24%
  ---------------------------------------------------------------------------
  Van Kampen Comstock Portfolio (Class A)                             7.86%
  ---------------------------------------------------------------------------
  Davis Venture Value Portfolio (Class A)                             6.89%
  ---------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio (Class A)                   6.08%
  ---------------------------------------------------------------------------
  Lord Abbett Bond Debenture Portfolio (Class A)                      4.98%
  ---------------------------------------------------------------------------
  PIMCO Inflation Protected Bond Portfolio (Class A)                  4.95%
  ---------------------------------------------------------------------------
  Western Asset Management U.S. Government Portfolio (Class A)        4.87%
  ---------------------------------------------------------------------------
  Loomis Sayles Global Markets Portfolio (Class A)                    4.06%
  ---------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Portfolio (Class A)           4.05%
  ---------------------------------------------------------------------------
  Third Avenue Small Cap Value Portfolio (Class A)                    3.93%
  ---------------------------------------------------------------------------
  Legg Mason Value Equity Portfolio (Class A)                         3.77%
  ---------------------------------------------------------------------------
  MFS(R) Research International Portfolio (Class A)                   3.24%
  ---------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity Portfolio (Class A)                  3.20%
  ---------------------------------------------------------------------------
  Lazard Mid Cap Portfolio (Class A)                                  2.99%
  ---------------------------------------------------------------------------
  Rainier Large Cap Equity Portfolio (Class A)                        2.97%
  ---------------------------------------------------------------------------
  Harris Oakmark Focused Value Portfolio (Class A)                    2.93%
  ---------------------------------------------------------------------------
  Harris Oakmark International Portfolio (Class A)                    2.11%
  ---------------------------------------------------------------------------
  Julius Baer International Stock Portfolio (Class A)                 2.10%
  ---------------------------------------------------------------------------
  T. Rowe Price Mid Cap Growth Portfolio (Class A)                    2.04%
  ---------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Portfolio (Class A)                     2.02%
  ---------------------------------------------------------------------------
  Met/AIM Small Cap Growth Portfolio (Class A)                        2.01%
  ---------------------------------------------------------------------------
  Clarion Global Real Estate Portfolio (Class A)                      2.00%
  ---------------------------------------------------------------------------
  Jennison Growth Portfolio (Class A)                                 1.98%
  ---------------------------------------------------------------------------
  Met/Dimensional International Small Capital Portfolio (Class A)     1.97%
  ---------------------------------------------------------------------------
  Turner Mid Cap Growth Portfolio (Class A)                           1.95%
  ---------------------------------------------------------------------------
  BlackRock High Yield Portfolio (Class A)                            1.88%
  ---------------------------------------------------------------------------
  Van Eck Global Natural Resources Portfolio (Class A)                0.93%
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


METLIFE BALANCED STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
                        DOW JONES MODERATE INDEX/1/ AND
                         BALANCED BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

               MetLife Balanced        Balanced             Dow Jones
              Strategy Portfolio       Blended              Moderate
                -- Class B            Benchmark/2/      Portfolio Index/1/
              ------------------      ------------      ------------------
 11/3/2004        $10,000               $10,000             $10,000
12/31/2004         10,419                10,501              10,694
12/31/2005         11,161                11,144              11,469
12/31/2006         12,497                12,627              12,835
12/31/2007         13,107                13,473              13,865
12/31/2008          8,922                 9,941              10,435




    -------------------------------------------------------------------------
                                            Average Annual Return
                                          (for the period ended 12/31/08)/3/
    -------------------------------------------------------------------------
                                                                  Since
                                          1 Year     3 Year    Inception/4/
    -------------------------------------------------------------------------
    MetLife Balanced Strategy Portfolio--
    Class A                               -31.75%    -6.92%      -3.16%
--  Class B                               -31.93%    -7.19%      -2.71%
    -------------------------------------------------------------------------
--  Dow Jones Moderate Index/1/           -24.74%    -3.10%       0.79%
    -------------------------------------------------------------------------
- - Balanced Blended Benchmark/2/         -26.21%    -3.72%      -0.14%
    -------------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing:
Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Balanced Blended Benchmark is comprised of 49% Wilshire 5000 Equity Index, 30% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 16% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the CMBS Index and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
METLIFE BALANCED STRATEGY PORTFOLIO          ------------- ------------- ---------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  682.50        $0.25
  Hypothetical (5% return before expenses)      1,000.00      1,024.83         0.31
-------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  680.70        $1.31
  Hypothetical (5% return before expenses)      1,000.00      1,023.58         1.58
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.72% and 0.97% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 BlackRock High Yield Portfolio (Class A)(a)....... 15,687,803 $    91,146,137
 Clarion Global Real Estate Portfolio (Class A)(a). 13,068,125      96,704,122
 Davis Venture Value Portfolio (Class A)(b)........ 15,355,305     333,670,785
 Goldman Sachs Mid Cap Value Portfolio (Class A)(a) 12,244,748      97,835,539
 Harris Oakmark Focused Value Portfolio (Class
   A)(b)...........................................  1,341,038     142,056,155
 Harris Oakmark International Portfolio (Class
   A)(a)........................................... 11,927,247     102,216,507
 Jennison Growth Portfolio (Class A)(b)............ 12,286,375      95,956,586
 Julius Baer International Stock Portfolio (Class
   A)(b)........................................... 13,057,415     101,847,834
 Lazard Mid Cap Portfolio (Class A)(a)............. 20,925,423     145,013,182
 Legg Mason Partners Aggressive Growth Portfolio
   (Class A)(a).................................... 42,900,607     196,055,774
 Legg Mason Value Equity Portfolio (Class A)(a).... 39,818,589     182,767,326
 Loomis Sayles Global Markets Portfolio (Class
   A)(a)........................................... 26,964,981     196,574,715
 Lord Abbett Bond Debenture Portfolio (Class A)(a). 24,767,406     241,234,530
 Lord Abbett Growth and Income Portfolio (Class
   A)(a)........................................... 17,922,619     294,647,861
 Met/AIM Small Cap Growth Portfolio (Class A)(a)... 11,622,210      97,161,672
 Met/Dimensional International Small Capital
   Portfolio (Class A)(b)..........................  9,404,164      95,546,303
 MFS(R) Emerging Markets Equity Portfolio (Class
   A)(a)........................................... 26,959,481     155,017,018

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - CONTINUED
 MFS(R) Research International Portfolio (Class
   A)(a)........................................... 21,166,405 $   156,843,059
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(a)........................................... 24,413,853     239,988,174
 PIMCO Total Return Portfolio (Class A)(a)......... 51,094,048     592,690,957
 Rainier Large Cap Equity Portfolio (Class A)(a)... 24,945,606     143,936,148
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(a)........................................... 18,628,541      98,731,265
 Third Avenue Small Cap Value Portfolio (Class
   A)(a)........................................... 18,518,147     190,551,733
 Turner Mid Cap Growth Portfolio (Class A)(a)...... 12,905,305      94,466,833
 Van Eck Global Natural Resources Portfolio (Class
   A)(b)...........................................  4,711,496      45,748,623
 Van Kampen Comstock Portfolio (Class A)(a)........ 55,580,530     380,726,631
 Western Asset Management U.S. Government
   Portfolio (Class A)(b).......................... 19,780,985     235,789,339
                                                               ---------------
 Total Investment Company Securities (Cost
 $7,059,053,450)                                                 4,844,924,808
                                                               ---------------

 TOTAL INVESTMENTS - 100.0% (Cost $7,059,053,450)                4,844,924,808
                                                               ---------------

 Other Assets and Liabilities (net) - 0.0%                          (1,317,501)
                                                               ---------------

 TOTAL NET ASSETS - 100.0%                                     $ 4,843,607,307
                                                               ===============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Met Investors Series Trust.
(b) A Portfolio of Metropolitan Series Fund, Inc.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $4,844,924,808              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $4,844,924,808              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

METLIFE BALANCED STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 4,844,924,808
   Receivable for Trust shares sold                                             2,187,046
                                                                          ---------------
       Total assets                                                         4,847,111,854
                                                                          ---------------
LIABILITIES
   Payables for:
       Investments purchased                                                    1,616,665
       Trust shares redeemed                                                      570,381
       Distribution and services fees - Class B                                   983,297
       Management fee (Note 3)                                                    228,491
       Administration fee                                                           2,109
       Custodian and accounting fees                                               13,841
   Accrued expenses                                                                89,763
                                                                          ---------------
       Total liabilities                                                        3,504,547
                                                                          ---------------
NET ASSETS                                                                $ 4,843,607,307
                                                                          ===============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 7,150,069,061
   Accumulated net realized loss                                              (92,333,112)
   Unrealized depreciation on investments                                  (2,214,128,642)
   Undistributed net investment income                                                 --
                                                                          ---------------
       Total                                                              $ 4,843,607,307
                                                                          ===============
NET ASSETS
   Class A                                                                $     1,698,896
                                                                          ===============
   Class B                                                                  4,841,908,411
                                                                          ===============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        233,477
                                                                          ===============
   Class B                                                                    666,222,285
                                                                          ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $          7.28
                                                                          ===============
   Class B                                                                           7.27
                                                                          ===============

------------------------------------------------------------------------------------------
(a)Investments at cost                                                    $ 7,059,053,450

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

METLIFE BALANCED STRATEGY PORTFOLIO
INVESTMENT INCOME
    Dividends from Underlying Portfolios                                           $   134,050,051
                                                                                   ---------------
       Total investment income                                                         134,050,051
                                                                                   ---------------
EXPENSES
    Management fee (Note 3)                                                              3,355,442
    Administration fees                                                                     24,065
    Custodian and accounting fees                                                           14,785
    Distribution and services fees--Class B                                             14,899,037
    Audit and tax services                                                                  29,594
    Legal                                                                                   18,002
    Trustee fees and expenses                                                               18,404
    Insurance                                                                               21,772
    Other                                                                                    5,019
                                                                                   ---------------
       Total expenses                                                                   18,386,120
                                                                                   ---------------
    Net investment income                                                              115,663,931
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
       Investments                                                                    (154,424,079)
       Capital gain distributions from Underlying Portfolios                           316,988,955
                                                                                   ---------------
    Net realized gain on investments and capital gain from Underlying Portfolios       162,564,876
                                                                                   ---------------
    Net change in unrealized depreciation on:
       Investments                                                                  (2,474,910,671)
                                                                                   ---------------
    Net change in unrealized depreciation on investments                            (2,474,910,671)
                                                                                   ---------------
    Net realized and unrealized loss on investments                                 (2,312,345,795)
                                                                                   ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         $(2,196,681,864)
                                                                                   ===============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


METLIFE BALANCED STRATEGY PORTFOLIO
                                                                            YEAR ENDED      YEAR ENDED
                                                                           DECEMBER 31,    DECEMBER 31,
                                                                               2008            2007
                                                                         ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   115,663,931  $   63,752,007
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                            162,564,876     262,628,091
   Net change in unrealized depreciation on investments                   (2,474,910,671)    (71,489,543)
                                                                         ---------------  --------------
   Net increase (decrease) in net assets resulting from operations        (2,196,681,864)    254,890,555
                                                                         ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                     (89,629)        (16,665)
     Class B                                                                (285,402,259)    (98,904,253)
   From net realized gains
     Class A                                                                     (98,612)        (27,801)
     Class B                                                                (391,005,613)   (182,879,835)
                                                                         ---------------  --------------
   Net decrease in net assets resulting from distributions                  (676,596,113)   (281,828,554)
                                                                         ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 11)
   Proceeds from shares sold
     Class A                                                                   1,307,822         415,440
     Class B                                                                 889,500,213   1,973,926,424
   Net asset value of shares issued through acquisition
     Class A                                                                          --              --
     Class B                                                                 205,816,249              --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                     188,241          44,466
     Class B                                                                 676,407,872     281,784,088
   Cost of shares repurchased
     Class A                                                                    (113,768)        (75,227)
     Class B                                                                (800,914,061)   (652,346,695)
                                                                         ---------------  --------------
   Net increase in net assets from capital share transactions                972,192,568   1,603,748,496
                                                                         ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (1,901,085,409)  1,576,810,497
   Net assets at beginning of period                                       6,744,692,716   5,167,882,219
                                                                         ---------------  --------------
   Net assets at end of period                                           $ 4,843,607,307  $6,744,692,716
                                                                         ===============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $            --  $  103,026,888
                                                                         ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR
THE YEAR OR PERIOD ENDED:

METLIFE BALANCED STRATEGY                        CLASS A
PORTFOLIO                      ------------------------------------------
                                     FOR THE YEARS ENDED DECEMBER 31,
                               ------------------------------------------
                                  2008      2007        2006       2005(B)
                               --------   --------  --------       ------
NET ASSET VALUE, BEGINNING OF
PERIOD........................ $  12.15   $  12.17  $  10.92     $  10.04
                               --------   --------  --------     --------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net Investment Income(a)......     0.17       0.15      0.31         0.56
Net Realized/Unrealized Gain
  (Loss) on Investments.......    (3.83)      0.47      1.03         0.47
                               --------   --------  --------     --------
Total from Investment
  Operations..................    (3.66)      0.62      1.34         1.03
                               --------   --------  --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income......................    (0.53)     (0.24)    (0.02)       (0.13)
Distributions from Net
  Realized Capital Gains......    (0.68)     (0.40)    (0.07)       (0.02)
                               --------   --------  --------     --------
Total Distributions...........    (1.21)     (0.64)    (0.09)       (0.15)
                               --------   --------  --------     --------
NET ASSET VALUE, END OF PERIOD $   7.28   $  12.15  $  12.17     $  10.92
                               ========   ========  ========     ========
TOTAL RETURN                     (31.75)%     5.16%    12.35%       10.21%
Ratio of Expenses to Average
  Net Assets After
  Reimbursement(f)............     0.06 %     0.06%     0.08%        0.03%*
Ratio of Expenses to Average
  Net Assets Before
  Reimbursement and Rebates(g)     0.06 %     0.06%     0.08%(e)     0.03%*
Ratio of Net Investment
  Income to Average Net
  Assets(h)...................     1.75 %     1.22%     2.74%        7.70%*
Portfolio Turnover Rate.......     23.4 %     17.0%     20.7%        17.3%
Net Assets, End of Period (in
  millions)................... $    1.7   $    1.1  $    0.7     $    0.2

                                                        CLASS B
                               -----------------------------------------------------
                                           FOR THE YEARS ENDED DECEMBER 31,
                               -----------------------------------------------------
                                  2008      2007        2006        2005      2004(C)
                               --------   --------  --------     --------   --------
NET ASSET VALUE, BEGINNING OF
PERIOD                         $  12.12   $  12.15  $  10.92     $  10.31   $  10.00
                               --------   --------  --------     --------   --------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net Investment Income(a)......     0.19       0.13      0.26         0.22       0.28
Net Realized/Unrealized Gain
  (Loss) on Investments.......    (3.87)      0.46      1.04         0.52       0.14
                               --------   --------  --------     --------   --------
Total from Investment
  Operations..................    (3.68)      0.59      1.30         0.74       0.42
                               --------   --------  --------     --------   --------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income......................    (0.49)     (0.22)    (0.00)+      (0.11)     (0.11)
Distributions from Net
  Realized Capital Gains......    (0.68)     (0.40)    (0.07)       (0.02)        --
                               --------   --------  --------     --------   --------
Total Distributions...........    (1.17)     (0.62)    (0.07)       (0.13)     (0.11)
                               --------   --------  --------     --------   --------
NET ASSET VALUE, END OF PERIOD $   7.27   $  12.12  $  12.15     $  10.92   $  10.31
                               ========   ========  ========     ========   ========
TOTAL RETURN                     (31.93)%     4.88%    11.98%        7.12%      4.19%
Ratio of Expenses to Average
  Net Assets After
  Reimbursement(f)............     0.31 %     0.31%     0.33%        0.31%      0.35%*
Ratio of Expenses to Average
  Net Assets Before
  Reimbursement and Rebates(g)     0.31 %     0.31%     0.33%(e)     0.31%      0.38%*
Ratio of Net Investment
  Income to Average Net
  Assets(h)...................     1.94 %     1.05%     2.31%        2.12%     17.21%*
Portfolio Turnover Rate.......     23.4 %     17.0%     20.7%        17.3%       0.0%(d)
Net Assets, End of Period (in
  millions)................... $4,841.9   $6,743.6  $5,167.2     $3,529.8   $1,561.2

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) Excludes the effect of deferred expense reimbursement.
(f) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g) See Note 3 of the Notes to Financial Statements.
(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MetLife Balanced Strategy Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $3,355,442          0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                --------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.10%                        0.35%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                      Shares Issued
                                      in Connection                              Net Increase
              Beginning              with Acquisition                             in Shares     Ending
               Shares       Sales       (Note 11)     Reinvestments Redemptions  Outstanding    Shares
             ----------- ----------- ---------------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008       92,198     131,080            --         22,456       (12,257)     141,279      233,477
 12/31/2007       59,983      34,679            --          3,669        (6,133)      32,215       92,198

 Class B

 12/31/2008  556,280,267  87,037,809    27,888,381     75,683,135   (80,667,307) 109,942,018  666,222,285
 12/31/2007  425,219,932 161,401,676            --     23,268,711   (53,610,052) 131,060,335  556,280,267

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,931,879,178       $--       $1,409,775,062

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal        Gross          Gross             Net
           Income Tax    Unrealized     Unrealized       Unrealized
              Cost      Appreciation   Depreciation     Depreciation
         -------------- ------------ ---------------  ---------------

         $7,151,386,561  $1,523,724  $(2,307,985,477) $(2,306,461,753)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

      Ordinary Income       Long-Term Capital Gain             Total
  ------------------------ ------------------------- -------------------------
      2008        2007         2008         2007         2008         2007
  ------------ ----------- ------------ ------------ ------------ ------------

  $303,866,430 $99,521,921 $372,729,683 $182,306,633 $676,596,113 $281,828,554

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Undistributed       Net
  Ordinary      Long-Term      Unrealized
   Income         Gain        Depreciation   Loss Carryforwards      Total
------------- ------------- ---------------  ------------------ ---------------

     $--           $--      $(2,306,461,754)        $--         $(2,306,461,754)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. MARKET, CREDIT AND COUNTERPARTY RISK


In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership are as follows:

                                                                    Number of      Shares      Shares      Number of
                                                                  shares held at purchased      sold     shares held at
                                                                   December 31,  during the  during the   December 31,
Security Description                                                   2007        period      period         2008
--------------------                                              -------------- ---------- -----------  --------------

BlackRock High Yield Portfolio (Class A)*                           16,106,027    3,122,886  (3,541,110)   15,687,803

Clarion Global Real Estate Portfolio (Class A)                       9,172,733    5,074,328  (1,178,936)   13,068,125

Davis Venture Value Portfolio (Class A)                             14,913,804    3,268,371  (2,826,870)   15,355,305

Goldman Sachs Mid Cap Value Portfolio (Class A)*                    10,090,523    3,184,006  (1,029,781)   12,244,748

Harris Oakmark Focused Value Portfolio (Class A)                     1,198,172      579,924    (437,058)    1,341,038

Harris Oakmark International Portfolio (Class A)                    15,500,566    6,317,792  (9,891,111)   11,927,247

Jennison Growth Portfolio (Class A)                                 10,179,482    3,273,380  (1,166,487)   12,286,375

Julius Baer International Stock Portfolio (Class A)                         --   17,111,751  (4,054,336)   13,057,415

Lazard Mid Cap Portfolio (Class A)                                  16,054,955    6,115,688  (1,245,220)   20,925,423

Legg Mason Partners Aggressive Growth Portfolio (Class A)*          36,460,044    9,369,572  (2,929,009)   42,900,607

Legg Mason Value Equity Portfolio (Class A)                         37,908,786   12,442,479 (10,532,676)   39,818,589

Loomis Sayles Global Markets Portfolio (Class A)*                   21,019,835    8,284,443  (2,339,297)   26,964,981

Lord Abbett Bond Debenture Portfolio (Class A)                      26,519,353    4,329,491  (6,081,438)   24,767,406

Lord Abbett Growth and Income Portfolio (Class A)                   16,467,827    4,892,718  (3,437,926)   17,922,619

Met/AIM Small Cap Growth Portfolio (Class A)                         9,002,250    3,532,936    (912,976)   11,622,210

Met/Dimensional International Small Capital Portfolio (Class A)*            --    9,446,527     (42,363)    9,404,164

MFS(R) Emerging Markets Equity Portfolio (Class A)*                  9,561,137   18,506,364  (1,108,020)   26,959,481

MFS(R) Research International Portfolio (Class A)                   14,189,095    8,856,569  (1,879,259)   21,166,405

PIMCO Inflation Protected Bond Portfolio (Class A)                  24,645,067    9,978,844 (10,210,058)   24,413,853

PIMCO Total Return Portfolio (Class A)                              60,750,621   16,190,170 (25,846,743)   51,094,048

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS - CONTINUED

                                                                Number of      Shares      Shares      Number of
                                                              shares held at purchased      sold     shares held at
                                                               December 31,  during the  during the   December 31,
Security Description                                               2007        period      period         2008
--------------------                                          -------------- ---------- -----------  --------------

Rainier Large Cap Equity Portfolio (Class A)*                   20,904,619    6,226,496  (2,185,509)   24,945,606

T. Rowe Price Mid Cap Growth Portfolio (Class A)                13,942,141    6,333,908  (1,647,508)   18,628,541

Third Avenue Small Cap Value Portfolio (Class A)                20,864,228    4,640,562  (6,986,643)   18,518,147

Turner Mid Cap Growth Portfolio (Class A)*                       9,322,654    4,474,553    (891,902)   12,905,305

Van Eck Global Natural Resources Portfolio (Class A)                    --    4,733,960     (22,464)    4,711,496

Van Kampen Comstock Portfolio (Class A)*                        47,105,067   11,552,145  (3,076,682)   55,580,530

Western Asset Management U.S. Government Portfolio (Class A)    26,902,735    4,224,481 (11,346,231)   19,780,985

* The Portfolio had ownership of at least 25% of the outstanding voting securities as of December 31, 2008. Once filed, the most recent Annual Report will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                                                 Net Realized Gain
                                                                                 (Loss) on Capital
                                                             Net Realized Gain   Gain Distributions  Income earned from
                                                           (Loss) on Investments  from Affiliates   affiliate during the
Security Description                                         during the period   during the period         period
--------------------                                       --------------------- ------------------ --------------------

BlackRock High Yield Portfolio (Class A)                       $ (4,965,536)        $        --         $ 9,387,385

Clarion Global Real Estate Portfolio (Class A)                      107,738          11,442,928           2,361,963

Davis Venture Value Portfolio (Class A)                          15,610,866           2,631,194           6,320,916

Goldman Sachs Mid Cap Value Portfolio (Class A)                    (235,975)          9,800,341           1,296,741

Harris Oakmark Focused Value Portfolio (Class A)                (26,866,741)         26,858,799             871,635

Harris Oakmark International Portfolio (Class A)                (42,169,789)         38,512,473           4,498,291

Jennison Growth Portfolio (Class A)                                 527,000          10,334,345           2,996,853

Julius Baer International Stock Portfolio (Class A)             (19,607,476)                 --                  --

Lazard Mid Cap Portfolio (Class A)                               (6,018,967)         13,340,985           2,189,816

Legg Mason Partners Aggressive Growth Portfolio (Class A)        (3,170,112)          1,873,448              33,533

Legg Mason Value Equity Portfolio (Class A)                     (38,783,900)         13,691,711           1,004,468

Loomis Sayles Global Markets Portfolio (Class A)                  1,021,830          15,352,182          11,900,539

Lord Abbett Bond Debenture Portfolio (Class A)                  (11,354,075)          4,765,887          13,740,802

Lord Abbett Growth and Income Portfolio (Class A)               (11,023,712)         42,089,759           7,435,675

Met/AIM Small Cap Growth Portfolio (Class A)                       (904,677)         10,753,251                  --

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                         (31,899)                 --                  --

MFS(R) Emerging Markets Equity Portfolio (Class A)               (1,424,713)         12,589,657           1,875,718

MFS(R) Research International Portfolio (Class A)                  (294,305)         19,321,825           3,812,523

PIMCO Inflation Protected Bond Portfolio (Class A)                1,521,754             525,525           9,953,233

PIMCO Total Return Portfolio (Class A)                             (989,010)         17,025,514          27,984,540

Rainier Large Cap Equity Portfolio (Class A)                     (2,082,935)          2,126,350                  --




Security Description                                       Ending Value
--------------------                                       ------------

BlackRock High Yield Portfolio (Class A)                   $ 91,146,137

Clarion Global Real Estate Portfolio (Class A)               96,704,122

Davis Venture Value Portfolio (Class A)                     333,670,785

Goldman Sachs Mid Cap Value Portfolio (Class A)              97,835,539

Harris Oakmark Focused Value Portfolio (Class A)            142,056,155

Harris Oakmark International Portfolio (Class A)            102,216,507

Jennison Growth Portfolio (Class A)                          95,956,586

Julius Baer International Stock Portfolio (Class A)         101,847,834

Lazard Mid Cap Portfolio (Class A)                          145,013,182

Legg Mason Partners Aggressive Growth Portfolio (Class A)   196,055,774

Legg Mason Value Equity Portfolio (Class A)                 182,767,326

Loomis Sayles Global Markets Portfolio (Class A)            196,574,715

Lord Abbett Bond Debenture Portfolio (Class A)              241,234,530

Lord Abbett Growth and Income Portfolio (Class A)           294,647,861

Met/AIM Small Cap Growth Portfolio (Class A)                 97,161,672

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                  95,546,303

MFS(R) Emerging Markets Equity Portfolio (Class A)          155,017,018

MFS(R) Research International Portfolio (Class A)           156,843,059

PIMCO Inflation Protected Bond Portfolio (Class A)          239,988,174

PIMCO Total Return Portfolio (Class A)                      592,690,957

Rainier Large Cap Equity Portfolio (Class A)                143,936,148

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS - CONTINUED

                                                                            Net Realized Gain
                                                                            (Loss) on Capital
                                                        Net Realized Gain   Gain Distributions  Income earned from
                                                      (Loss) on Investments  from Affiliates   affiliate during the
Security Description                                    during the period   during the period         period        Ending Value
--------------------                                  --------------------- ------------------ -------------------- ------------

T. Rowe Price Mid Cap Growth Portfolio (Class A)           $   581,675         $14,334,003         $    81,554      $ 98,731,265

Third Avenue Small Cap Value Portfolio (Class A)             2,451,588          21,178,960           3,222,806       190,551,733

Turner Mid Cap Growth Portfolio (Class A)                      511,503          10,809,867                 376        94,466,833

Van Eck Global Natural Resources Portfolio (Class A)           (28,782)                 --                  --        45,748,623

Van Kampen Comstock Portfolio (Class A)                     (3,636,407)         17,629,951           9,304,254       380,726,631

Western Asset Management U.S. Government Portfolio
  (Class A)                                                 (3,169,022)                 --          13,776,430       235,789,339

11. ACQUISITIONS

As of the close of business on November 7, 2008, MetLife Balanced Strategy Portfolio ("Balanced") acquired all the net assets of Strategic Growth and Income Portfolio ("Growth and Income"), a series of the Trust, pursuant to a plan of reorganization approved by Growth and Income shareholders on November 5, 2008. The acquisition was accomplished by a tax-free exchange of 27,888,381 Class B shares of Balanced (valued at $205,816,249) in exchange for 29,538,030 Class B shares of Growth and Income outstanding on November 7, 2008. Growth and Income Class B net assets at that date ($205,816,249), including $71,349,690 of unrealized depreciation and $28,152,470 of accumulated net realized losses, were combined with those of Balanced Class B. The aggregate Class B net assets of Balanced immediately before the acquisition were $4,694,649,252. The aggregate Class B net assets of Growth and Income immediately before the acquisition were $205,816,249. The aggregate Class B net assets of Balanced immediately after the acquisition were $4,900,465,501.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Balanced Strategy Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Balanced Strategy Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY RESULTS (UNAUDITED)

A Special Meeting of the Shareholders of the Strategic Growth and Income Portfolio was held on November 5, 2008. The purpose of the Special Meeting was to ask shareholders to approve an Agreement and Plan of Reorganization for the sale of all of the assets of Strategic Growth and Income Portfolio to, and the assumption of all of the liabilities of Strategic Growth and Income Portfolio by MetLife Balanced Strategy Portfolio, in exchange for shares of MetLife Balanced Strategy Portfolio and the distribution of such shares to the shareholders of Strategic Growth and Income Portfolio in complete liquidation of the Strategic Growth and Income Portfolio.

                      For      Against   Abstain    Total
                   ---------- --------- --------- ----------
                   25,340,250 1,372,365 2,647,838 29,360,453

METLIFE BALANCED STRATEGY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF THE MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MetLife Balanced Strategy Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ As the Manager has the day to day responsibility for managing the MetLife Balanced Strategy Portfolio's investments, the Board only approved a Management Agreement with respect to the MetLife Balanced Strategy Portfolio.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Advisers' personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers, or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

With respect to the Asset Allocation Portfolios, the Board noted that the Manager has hired, at its own cost, Morningstar Associates, LLC ("Morningstar"), an independent consultant, to provide research and consulting services with respect to the periodic asset allocation targets for each of the Asset Allocation Portfolios and to investments in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Underlying Portfolios"), which may assist the Manager with the selection of Underlying Portfolios for inclusion in each Asset Allocation Portfolio. Additionally, the Board considered that an Investment Committee, consisting of investment professionals from across MetLife, meets at least quarterly to review the asset allocations and discuss the performance of the Asset Allocation Portfolios.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar. The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MetLife Balanced Strategy Portfolio, the Board considered that the Portfolio underperformed the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board also considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Index, for the same periods. The Board noted that the Portfolio's benchmark was changed in August, 2007. The Board also took into account Morningstar's report with respect to the Portfolio. The Board took into account management's discussion of the Portfolio's performance, including the peer group used for comparative purposes and the Portfolio's benchmark, as well as plans to address the Portfolio's performance. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management fees, advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MetLife Balanced Strategy Portfolio, the Board considered that the Portfolio's actual management fees were below the median of the Expense Group and Expense Universe, and total expenses (exclusive of 12b-1 fees) were above the median of the Expense Group and below the median of the Expense Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all of the relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Advisory fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MetLife Balanced Strategy Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for each of the Asset Allocation Portfolios and concluded that the management fee to be paid to the Manager with respect to each Asset Allocation Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the Underlying Portfolios of the Asset Allocation Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Asset Allocation Portfolios and those of their Underlying Portfolios.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                  DECEMBER 31, 2008
            MET INVESTORS SERIES TRUST
            METLIFE DEFENSIVE STRATEGY PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

For the twelve months ended December 31, 2008, the Portfolio returned (20.48)% and (20.65)% for Class A and B Shares, respectively. This compares to a (15.27)% return for the Dow Jones Moderately Conservative Index/1/ and a (13.94)% return for the Defensive Blended Benchmark. The Defensive Blended Benchmark for this Portfolio is currently comprised of the following mix: 26% Wilshire 5000 Equity Index/2/, 55% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index/3/, 9% MSCI EAFE(R) Index/4/, and 10% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended index had twelve month returns as follows: Wilshire 5000 Equity Index, (37.34)%; Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, +2.38%; MSCI EAFE(R) Index, (43.38)%; and Citigroup 3-Month Treasury Bill Index, +1.80%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when they cut their target rate several times to bring it down from 4.25% to 2.00% by early May. They held rates steady in subsequent meetings through the summer as they tried to balance the danger of the economy falling into a recession against their desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

U.S. Common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.0)% return of the

--------
/1/ The Dow Jones Moderately Conservative Index is a benchmark designed for asset allocation strategists who are willing to take 40% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ40%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 40% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.



--------
/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

S&P 500(R) Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, Financials and Materials were down the most, while Consumer Staples held up on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Market (EMF) Index/SM8/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 35% in equities and 65% in fixed income. The most significant change in strategy during the first half of 2008 was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities. For this Portfolio, this resulted in a change in the goal for foreign stocks from 7% to 9%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring. We initiated positions in two new portfolios during the fourth quarter to add further diversification: a 1% position in the MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO and a 1% position in the VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO. The source of capital came from a reduction in the targets for several of the existing portfolios.

The Portfolio's fixed income portfolios had the biggest negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the LORD ABBETT BOND DEBENTURE PORTFOLIO and the BLACKROCK HIGH YIELD PORTFOLIO--although together they represent only about 13% of the Portfolio--were down sharply relative to the broad index because of their high yield bond exposure. The PIMCO INFLATION PROTECTED BOND PORTFOLIO, which did well in the first half when inflation expectations were still prevalent, had a large negative impact in the second half of the year as inflation expectations lessened because of the weak economy and falling oil prices. In fact, inflation grew at the lowest rate during 2008 in over fifty years.

Within the equity sector, a cumulative overweight in the weak Financial and Consumer Discretionary sectors detracted from relative performance during the full year. Certain portfolios led a positive impact on relative performance. THIRD AVENUE SMALL CAP VALUE PORTFOLIO performed favorably because of its focus on companies with strong balance sheets. LORD ABBETT GROWTH AND INCOME PORTFOLIO overcame an overweight in the Financial sector with good stock overall selection in that sector: holding relatively strong AON CORP. and WELLS FARGO, while underweighting the weak BANK OF AMERICA and CITIGROUP. LORD ABBETT GROWTH AND INCOME PORTFOLIO was also helped by holding grocer KROGER, one the few stocks whose price stayed close to even for the year. VAN KAMPEN COMSTOCK PORTFOLIO also performed relatively well due to a 5% cash position and an overweight in the Consumer Staple sector, which held up better than the broad stock market in a slowing economy.

The LEGG MASON VALUE EQUITY PORTFOLIO was hurt in the first half of the year by its lack of exposure to the red hot energy sector, but it continued to struggle in the second half even though the portfolio managers' concerns about the sustainability of the high energy prices proved to be correct. LEGG MASON VALUE EQUITY PORTFOLIO was also hurt by its exposure to several of the high profile financial stocks. LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO was hurt by holding high yield bonds within its fixed income segment and underweighting the Consumer Staples sector, which generally held up better than the overall stock market.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity

--------
index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                   Percent of
  Description                                                      Net Assets
  ---------------------------------------------------------------------------
  PIMCO Total Return Portfolio (Class A)                             24.56%
  ---------------------------------------------------------------------------
  Western Asset Management U.S. Government Portfolio (Class A)       11.74%
  ---------------------------------------------------------------------------
  PIMCO Inflation Protected Bond Portfolio (Class A)                 10.94%
  ---------------------------------------------------------------------------
  Lord Abbett Bond Debenture Portfolio (Class A)                      9.99%
  ---------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio (Class A)                   5.05%
  ---------------------------------------------------------------------------
  Van Kampen Comstock Portfolio (Class A)                             4.91%
  ---------------------------------------------------------------------------
  Loomis Sayles Global Markets Portfolio (Class A)                    4.06%
  ---------------------------------------------------------------------------
  Legg Mason Value Equity Portfolio (Class A)                         2.84%
  ---------------------------------------------------------------------------
  BlackRock High Yield Portfolio (Class A)                            2.83%
  ---------------------------------------------------------------------------
  Julius Baer International Stock Portfolio (Class A)                 2.04%
  ---------------------------------------------------------------------------
  T. Rowe Price Mid Cap Growth Portfolio (Class A)                    2.04%
  ---------------------------------------------------------------------------
  Harris Oakmark International Portfolio (Class A)                    2.03%
  ---------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Portfolio (Class A)                     2.02%
  ---------------------------------------------------------------------------
  Clarion Global Real Estate Portfolio (Class A)                      2.00%
  ---------------------------------------------------------------------------
  Lazard Mid Cap Portfolio (Class A)                                  1.99%
  ---------------------------------------------------------------------------
  Rainier Large Cap Equity Portfolio (Class A)                        1.98%
  ---------------------------------------------------------------------------
  Jennison Growth Portfolio (Class A)                                 1.98%
  ---------------------------------------------------------------------------
  Davis Venture Value Portfolio (Class A)                             1.97%
  ---------------------------------------------------------------------------
  Third Avenue Small Cap Value Portfolio (Class A)                    1.96%
  ---------------------------------------------------------------------------
  MFS(R) Research International Portfolio (Class A)                   1.16%
  ---------------------------------------------------------------------------
  Met/Dimensional International Small Capital Portfolio (Class A)     0.99%
  ---------------------------------------------------------------------------
  Van Eck Global Natural Resources Portfolio (Class A)                0.95%
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

METLIFE DEFENSIVE STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
 DOW JONES MODERATELY CONSERVATIVE INDEX/1/ AND DEFENSIVE BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

                   MetLife Defensive            Dow Jones            Defensive
                  Strategy Portfolio       Moderate Conservative      Blended
                     -- Class B              Portfolio Index/1/     Benchmark/2/
                  ------------------       ---------------------    ------------
 11/3/2004            $10,000                    $10,000              $10,000
12/31/2004             10,134                     10,511               10,289
12/31/2005             10,587                     10,938               10,762
12/31/2006             11,499                     11,843               11,773
12/31/2007             12,180                     12,728               12,540
12/31/2008              9,665                     10,785               10,792




    ----------------------------------------------------------------------
                                         Average Annual Return
                                       (for the period ended 12/31/08)/3/
    ----------------------------------------------------------------------
                                                               Since
                                       1 Year     3 Year    Inception/4/
    ----------------------------------------------------------------------
    MetLife Defensive Strategy
    Portfolio--Class A                 -20.48%    -2.72%      -0.65%
--  Class B                            -20.65%    -2.99%      -0.81%
    ----------------------------------------------------------------------
    Dow Jones Moderately Conservative
--  Index/1/                           -15.27%    -0.47%       1.67%
    ----------------------------------------------------------------------
- - Defensive Blended Benchmark/2/     -13.94%     0.11%       1.85%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderately Conservative Index is a benchmark designed for asset allocation strategists who are willing to take 40% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ40%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 40% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Defensive Blended Benchmark is comprised of 26% Wilshire 5000 Equity Index, 55% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 9% Morgan Stanley Capital International Europe Australasia and Far East Index and 10% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the CMBS Index and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
METLIFE DEFENSIVE STRATEGY PORTFOLIO         ------------- ------------- ---------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  833.80        $0.41
  Hypothetical (5% return before expenses)      1,000.00      1,024.68         0.46
-------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  832.50        $1.61
  Hypothetical (5% return before expenses)      1,000.00      1,023.38         1.78
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.67% and 0.93% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 BlackRock High Yield Portfolio (Class A)(a).......  5,576,245 $    32,397,982
 Clarion Global Real Estate Portfolio (Class A)(a).  3,089,876      22,865,085
 Davis Venture Value Portfolio (Class A)(b)........  1,034,661      22,483,177
 Goldman Sachs Mid Cap Value Portfolio (Class A)(a)  2,888,471      23,078,885
 Harris Oakmark International Portfolio (Class
   A)(a)...........................................  2,712,336      23,244,717
 Jennison Growth Portfolio (Class A)(b)............  2,894,622      22,606,995
 Julius Baer International Stock Portfolio (Class
   A)(b)...........................................  2,997,599      23,381,276
 Lazard Mid Cap Portfolio (Class A)(a).............  3,290,313      22,801,870
 Legg Mason Value Equity Portfolio (Class A)(a)....  7,074,650      32,472,645
 Loomis Sayles Global Markets Portfolio (Class
   A)(a)...........................................  6,364,878      46,399,962
 Lord Abbett Bond Debenture Portfolio (Class A)(a). 11,723,556     114,187,435
 Lord Abbett Growth and Income Portfolio (Class
   A)(a)...........................................  3,514,855      57,784,213
 Met/Dimensional International Small Capital
   Portfolio (Class A)(b)..........................  1,115,110      11,329,513
 MFS(R) Research International Portfolio (Class
   A)(a)...........................................  1,795,863      13,307,348
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(a)........................................... 12,724,306     125,079,925

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - CONTINUED
 PIMCO Total Return Portfolio (Class A)(a)......... 24,208,038 $   280,813,241
 Rainier Large Cap Equity Portfolio (Class A)(a)...  3,919,714      22,616,752
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(a)...........................................  4,394,101      23,288,735
 Third Avenue Small Cap Value Portfolio (Class
   A)(a)...........................................  2,180,855      22,440,999
 Van Eck Global Natural Resources Portfolio (Class
   A)(b)...........................................  1,116,443      10,840,657
 Van Kampen Comstock Portfolio (Class A)(a)........  8,196,301      56,144,661
 Western Asset Management U.S. Government
   Portfolio (Class A)(b).......................... 11,257,927     134,194,492
                                                               ---------------
 Total Investment Company Securities
 (Cost $1,419,251,542)                                           1,143,760,565
                                                               ---------------

 TOTAL INVESTMENTS - 100.0% (Cost $1,419,251,542)                1,143,760,565
                                                               ---------------

 Other Assets and Liabilities (net) - 0.0%                            (344,224)
                                                               ---------------

 TOTAL NET ASSETS - 100.0%                                     $ 1,143,416,341
                                                               ===============

PORTFOLIO FOOTNOTES:

(a) A Portfolio of Met Investors Series Trust.
(b) A Portfolio of Metropolitan Series Fund, Inc.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,143,760,565              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,143,760,565              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

METLIFE DEFENSIVE STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $1,143,760,565
   Receivable for Trust shares sold                                              469,089
                                                                          --------------
       Total assets                                                        1,144,229,654
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                      35,456
       Trust shares redeemed                                                     433,634
       Distribution and services fees--Class B                                   231,358
       Management fee (Note 3)                                                    78,036
       Administration fee                                                          2,063
       Custodian and accounting fees                                              16,060
   Accrued expenses                                                               16,706
                                                                          --------------
       Total liabilities                                                         813,313
                                                                          --------------
NET ASSETS                                                                $1,143,416,341
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $1,373,531,315
   Accumulated net realized gain                                               2,147,914
   Unrealized depreciation on investments                                   (275,490,977)
   Undistributed net investment income                                        43,228,089
                                                                          --------------
       Total                                                              $1,143,416,341
                                                                          ==============
NET ASSETS
   Class A                                                                $       56,127
                                                                          ==============
   Class B                                                                 1,143,360,214
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                         6,464
                                                                          ==============
   Class B                                                                   132,189,711
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $         8.68
                                                                          ==============
   Class B                                                                          8.65
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost                                                    $1,419,251,542

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

METLIFE DEFENSIVE STRATEGY PORTFOLIO
INVESTMENT INCOME
    Dividends from Underlying Portfolios                                                         $  36,301,852
                                                                                                 -------------
       Total investment income                                                                      36,301,852
                                                                                                 -------------
EXPENSES
    Management fee (Note 3)                                                                            925,559
    Administration fees                                                                                 24,065
    Deferred Expense Reimbursement                                                                      43,210
    Custodian and accounting fees                                                                       14,785
    Distribution and services fees--Class B                                                          2,766,543
    Audit and tax services                                                                              19,947
    Legal                                                                                               19,562
    Trustee fees and expenses                                                                           18,374
    Insurance                                                                                            2,477
    Other                                                                                                2,460
                                                                                                 -------------
       Total expenses                                                                                3,836,982
       Less expenses reimbursed by manager                                                              (1,813)
                                                                                                 -------------
    Net expenses                                                                                     3,835,169
                                                                                                 -------------
    Net investment income                                                                           32,466,683
                                                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
       Investments                                                                                 (25,433,583)
       Capital gain distributions from Underlying Portfolios                                        42,070,467
                                                                                                 -------------
    Net realized gain on investments and capital gain distributions from Underlying Portfolios      16,636,884
                                                                                                 -------------
    Net change in unrealized depreciation on:
       Investments                                                                                (303,596,726)
                                                                                                 -------------
    Net change in unrealized depreciation on investments                                          (303,596,726)
                                                                                                 -------------
    Net realized and unrealized loss on investments                                               (286,959,842)
                                                                                                 -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                       $(254,493,159)
                                                                                                 =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


METLIFE DEFENSIVE STRATEGY PORTFOLIO
                                                                                                   YEAR ENDED      YEAR ENDED
                                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                                      2008            2007
                                                                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                        $   32,466,683  $  11,576,356
    Net realized gain on investments and capital gain distributions from Underlying Portfolios       16,636,884     24,975,833
    Net change in unrealized appreciation (depreciation) on investments                            (303,596,726)     2,957,759
                                                                                                 --------------  -------------
    Net increase (decrease) in net assets resulting from operations                                (254,493,159)    39,509,948
                                                                                                 --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                               (527)          (260)
     Class B                                                                                        (15,447,927)   (12,711,729)
    From net realized gains
     Class A                                                                                               (669)          (268)
     Class B                                                                                        (21,728,145)   (14,262,173)
                                                                                                 --------------  -------------
    Net decrease in net assets resulting from distributions                                         (37,177,268)   (26,974,430)
                                                                                                 --------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                             56,516          1,197
     Class B                                                                                        978,023,100    563,001,759
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                              1,196            528
     Class B                                                                                         37,176,072     26,973,902
    Cost of shares repurchased
     Class A                                                                                             (3,806)          (150)
     Class B                                                                                       (389,721,998)  (334,472,886)
                                                                                                 --------------  -------------
    Net increase in net assets from capital share transactions                                      625,531,080    255,504,350
                                                                                                 --------------  -------------
NET INCREASE IN NET ASSETS                                                                          333,860,653    268,039,868
    Net assets at beginning of period                                                               809,555,688    541,515,820
                                                                                                 --------------  -------------
    Net assets at end of period                                                                  $1,143,416,341  $ 809,555,688
                                                                                                 ==============  =============
    Net assets at end of period includes undistributed net investment income                     $   43,228,089  $  15,448,350
                                                                                                 ==============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                      CLASS A
METLIFE DEFENSIVE STRATEGY PORTFOLIO                                   -----------------------------------
                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                       -----------------------------------
                                                                          2008      2007     2006   2005(B)
                                                                       --------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $  11.28   $11.10   $10.29   $ 9.82
                                                                       --------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................     0.27     0.23     0.36     0.17
Net Realized/Unrealized Gain (Loss) on Investments....................    (2.51)    0.46     0.56     0.43
                                                                       --------   ------   ------   ------
Total from Investment Operations......................................    (2.24)    0.69     0.91     0.60
                                                                       --------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................    (0.16)   (0.25)   (0.02)   (0.11)
Distributions from Net Realized Capital Gains.........................    (0.20)   (0.26)   (0.08)   (0.02)
                                                                       --------   ------   ------   ------
Total Distributions...................................................    (0.36)   (0.51)   (0.10)   (0.13)
                                                                       --------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................ $   8.68   $11.28   $11.10   $10.29
                                                                       ========   ======   ======   ======
TOTAL RETURN                                                             (20.48)%   6.20%    9.01%    6.07%
Ratio of Expenses to Average Net Assets After Reimbursement(e)........     0.09 %   0.09%    0.11%    0.12%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(f)..........................................................     0.09 %   0.09%    0.12%    0.12%*
Ratio of Net Investment Income to Average Net Assets(g)...............     2.74 %   2.05%    3.44%    2.53%*
Portfolio Turnover Rate...............................................     29.5 %   39.2%    35.3%    36.1%
Net Assets, End of Period (in millions)...............................  $    --++  $  --++  $  --++  $  --++

                                                                                           CLASS B
                                                                       --------------------------------------------
                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                       --------------------------------------------
                                                                          2008      2007     2006     2005    2004(C)
                                                                       --------   ------   ------     ---    -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................. $  11.25   $11.09   $10.29   $ 9.95   $10.00
                                                                       --------   ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............................................     0.29     0.19     0.29     0.19     0.42
Net Realized/Unrealized Gain (Loss) on Investments....................    (2.55)    0.46     0.59     0.26    (0.29)
                                                                       --------   ------   ------   ------   ------
Total from Investment Operations......................................    (2.26)    0.65     0.88     0.45     0.13
                                                                       --------   ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..................................    (0.14)   (0.23)   (0.00)+  (0.09)   (0.18)
Distributions from Net Realized Capital Gains.........................    (0.20)   (0.26)   (0.08)   (0.02)      --
                                                                       --------   ------   ------   ------   ------
Total Distributions...................................................    (0.34)   (0.49)   (0.08)   (0.11)   (0.18)
                                                                       --------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................ $   8.65   $11.25   $11.09   $10.29   $ 9.95
                                                                       ========   ======   ======   ======   ======
TOTAL RETURN                                                             (20.65)%   5.92%    8.63%    4.48%    1.34%
Ratio of Expenses to Average Net Assets After Reimbursement(e)........     0.35 %   0.35%    0.35%    0.35%    0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates(f)..........................................................     0.35 %   0.36%    0.39%    0.40%    0.71%*
Ratio of Net Investment Income to Average Net Assets(g)...............     2.93 %   1.72%    2.79%    1.90%   26.11%*
Portfolio Turnover Rate...............................................     29.5 %   39.2%    35.3%    36.1%     0.0%(d)
Net Assets, End of Period (in millions)............................... $1,143.4   $809.5   $541.5   $356.1   $129.8

*  Annualized
+  Rounds to less than $0.005 per share.
++ Net Assets less than  1/10 of $1 million.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MetLife Defensive Strategy Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

                $925,559           0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                          Expenses Deferred In
                                ----------------------------------------
         Maximum Expense Ratio    2004     2005     2006    2007    2008
         under current Expense  ------- -------- -------- ------- ------
         Limitation Agreement   Subject to repayment until December 31,
        ---------------------   ----------------------------------------
        Class A Class B Class E  2009     2010     2011    2012    2013
        ------- ------- ------- ------- -------- -------- ------- ------

         0.10%   0.35%   0.25%* $32,988 $130,573 $170,658 $54,067 $1,813

The expenses waived or reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager in accordance with the Expense
Limitation Agreement during the period ended December 31, 2008:          $43,210

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008       1,180      5,585         111          (412)       5,284        6,464
 12/31/2007       1,041        105          47           (13)         139        1,180

 Class B

 12/31/2008  71,963,875 95,523,689   3,445,419   (38,743,272)  60,225,836  132,189,711
 12/31/2007  48,829,008 50,718,842   2,445,503   (30,029,478)  23,134,867   71,963,875

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $989,739,849        $--        $326,785,610

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,442,275,899   $208,726   $(298,724,060) $(298,515,334)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
    ----------------------- ----------------------- -----------------------
       2008        2007        2008        2007        2008        2007
    ----------- ----------- ----------- ----------- ----------- -----------

    $16,351,745 $13,196,339 $20,825,523 $13,778,091 $31,177,268 $26,974,430

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

   $43,228,089   $25,172,272  $(298,515,334)         --         $(230,114,973)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership are as follows:

                                                        Number of shares
                                                      held at December 31, Shares purchased  Shares sold during the
Security Description                                          2007         during the period         period
--------------------                                  -------------------- ----------------- ----------------------

BlackRock High Yield Portfolio (ClassA)                     2,901,816          3,516,702             (842,273)

Clarion Global Real Estate Portfolio (Class A)              1,103,163          2,354,285             (367,572)

Davis Venture Value Portfolio (Class A)                       447,744            687,509             (100,592)

Goldman Sachs Mid Cap Value Portfolio (Class A)             1,212,033          1,993,595             (317,157)

Harris Oakmark International Portfolio (Class A)              930,637          2,028,246             (246,547)

Jennison Growth Portfolio (Class A)                         1,221,377          2,016,992             (343,747)

Julius Baer International Stock Portfolio (Class A)                --          3,214,316             (216,717)

Lazard Mid Cap Portfolio (Class A)                          1,286,377          2,298,915             (294,979)

Legg Mason Value Equity Portfolio (Class A)                 3,035,993          5,389,736           (1,351,079)

Loomis Sayles Global Markets Portfolio (Class A)            2,523,173          4,583,111             (741,406)

Lord Abbett Bond Debenture Portfolio (Class A)              6,369,067          7,026,243           (1,671,754)

Lord Abbett Growth and Income Portfolio (Class A)           1,412,594          2,429,922             (327,661)

Met/Dimensional International Small Capital
  Portfolio (Class A)                                              --          1,134,122              (19,012)

MFS(R) Research International Portfolio (Class A)           2,271,131          2,590,391           (3,065,659)

PIMCO Inflation Protected Bond Portfolio (Class A)          7,393,569          8,522,945           (3,192,208)

PIMCO Total Return Portfolio (Class A)                     15,907,828         16,247,055           (7,946,845)

Rainier Large Cap Equity Portfolio (Class A)                1,672,689          2,703,182             (456,157)

T. Rowe Price Mid Cap Growth Portfolio (Class A)            1,674,147          3,194,893             (474,939)

Third Avenue Small Cap Value Portfolio (Class A)            2,006,030          2,135,392           (1,960,567)

Van Eck Global Natural Resources Portfolio (Class A)               --          1,136,386              (19,943)

Van Kampen Comstock Portfolio (Class A)                     3,535,542          5,449,824             (789,065)

Western Asset Management U.S. Government
  Portfolio (Class A)                                       7,103,978          8,411,674           (4,257,725)

                                                        Number of shares
                                                      held at December 31,
Security Description                                          2008
--------------------                                  --------------------

BlackRock High Yield Portfolio (ClassA)                     5,576,245

Clarion Global Real Estate Portfolio (Class A)              3,089,876

Davis Venture Value Portfolio (Class A)                     1,034,661

Goldman Sachs Mid Cap Value Portfolio (Class A)             2,888,471

Harris Oakmark International Portfolio (Class A)            2,712,336

Jennison Growth Portfolio (Class A)                         2,894,622

Julius Baer International Stock Portfolio (Class A)         2,997,599

Lazard Mid Cap Portfolio (Class A)                          3,290,313

Legg Mason Value Equity Portfolio (Class A)                 7,074,650

Loomis Sayles Global Markets Portfolio (Class A)            6,364,878

Lord Abbett Bond Debenture Portfolio (Class A)             11,723,556

Lord Abbett Growth and Income Portfolio (Class A)           3,514,855

Met/Dimensional International Small Capital
  Portfolio (Class A)                                       1,115,110

MFS(R) Research International Portfolio (Class A)           1,795,863

PIMCO Inflation Protected Bond Portfolio (Class A)         12,724,306

PIMCO Total Return Portfolio (Class A)                     24,208,038

Rainier Large Cap Equity Portfolio (Class A)                3,919,714

T. Rowe Price Mid Cap Growth Portfolio (Class A)            4,394,101

Third Avenue Small Cap Value Portfolio (Class A)            2,180,855

Van Eck Global Natural Resources Portfolio (Class A)        1,116,443

Van Kampen Comstock Portfolio (Class A)                     8,196,301

Western Asset Management U.S. Government
  Portfolio (Class A)                                      11,257,927

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



                                                                             Net Realized Gain
                                                                             (Loss) on Capital
                                                         Net Realized Gain   Gain Distributions  Income earned from
                                                       (Loss) on Investments  from Affiliates   Affiliate during the
Security Description                                     during the period   during the period         period        Ending Value
--------------------                                   --------------------- ------------------ -------------------- ------------

BlackRock High Yield Portfolio (ClassA)                     $  (807,053)         $       --         $ 2,540,181      $ 32,397,982

Clarion Global Real Estate Portfolio (Class A)               (1,320,494)          2,077,977             428,921        22,865,085

Davis Venture Value Portfolio (Class A)                           5,666             119,228             286,421        22,483,177

Goldman Sachs Mid Cap Value Portfolio (Class A)                (441,332)          1,773,338             234,641        23,078,885

Harris Oakmark International Portfolio (Class A)             (1,103,772)          3,495,378             408,264        23,244,717

Jennison Growth Portfolio (Class A)                            (350,778)          1,869,268             542,069        22,606,995

Julius Baer International Stock Portfolio (Class A)            (417,585)                 --                  --        23,381,276

Lazard Mid Cap Portfolio (Class A)                             (904,192)          1,616,090             265,268        22,801,870

Legg Mason Value Equity Portfolio (Class A)                  (5,199,733)          1,667,218             122,313        32,472,645

Loomis Sayles Global Markets Portfolio (Class A)                733,850           2,775,055           2,151,138        46,399,962

Lord Abbett Bond Debenture Portfolio (Class A)                 (778,451)          1,718,503           4,954,715       114,187,435

Lord Abbett Growth and Income Portfolio (Class A)            (1,906,397)          5,452,685             963,284        57,784,213

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                     (13,384)                 --                  --        11,329,513

MFS(R) Research International Portfolio (Class A)            (6,841,661)          4,658,355             919,172        13,307,348

PIMCO Inflation Protected Bond Portfolio (Class A)            1,610,144             236,383           4,477,003       125,079,925

PIMCO Total Return Portfolio (Class A)                       (1,522,981)          6,696,060          11,006,196       280,813,241

Rainier Large Cap Equity Portfolio (Class A)                   (386,719)            256,249                  --        22,616,752

T. Rowe Price Mid Cap Growth Portfolio (Class A)               (324,801)          2,596,084              14,771        23,288,735

Third Avenue Small Cap Value Portfolio (Class A)             (3,168,523)          3,065,581             466,489        22,440,999

Van Eck Global Natural Resources Portfolio (Class A)            (22,690)                 --                  --        10,840,657

Van Kampen Comstock Portfolio (Class A)                      (1,051,681)          1,997,015           1,053,929        56,144,661

Western Asset Management U.S. Government Portfolio
  (Class A)                                                  (1,221,016)                 --           5,467,077       134,194,492

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Defensive Strategy Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Defensive Strategy Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF THE MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MetLife Defensive Strategy Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ As the Manager has the day to day responsibility for managing the MetLife Defensive Strategy Portfolio's investments, the Board only approved a Management Agreement with respect to the MetLife Defensive Strategy Portfolio.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Advisers' personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers, or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

With respect to the Asset Allocation Portfolios, the Board noted that the Manager has hired, at its own cost, Morningstar Associates, LLC ("Morningstar"), an independent consultant, to provide research and consulting services with respect to the periodic asset allocation targets for each of the Asset Allocation Portfolios and to investments in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Underlying Portfolios"), which may assist the Manager with the selection of Underlying Portfolios for inclusion in each Asset Allocation Portfolio. Additionally, the Board considered that an Investment Committee, consisting of investment professionals from across MetLife, meets at least quarterly to review the asset allocations and discuss the performance of the Asset Allocation Portfolios.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar. The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MetLife Defensive Strategy Portfolio, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one-year period ended July 31, 2008 and outperformed for the three-year period. The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderately Conservative Index, for both the one- and three-year periods. The Board noted that the Portfolio's benchmark was changed in August, 2007. The Board also took into account Morningstar's report with respect to the Portfolio. The Board took into account management's discussion of the Portfolio's performance, including the peer group used for comparative purposes and the benchmark, as well as plans to address the Portfolio's performance. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management fees, advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MetLife Defensive Strategy Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all of the relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the advisory fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MetLife Defensive Strategy Portfolio, Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for each of the Asset Allocation Portfolios and concluded that the management fee to be paid to the Manager with respect to each Asset Allocation Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the Underlying Portfolios of the Asset Allocation Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Asset Allocation Portfolios and those of their Underlying Portfolios.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                DECEMBER 31, 2008
             MET INVESTORS SERIES TRUST
             METLIFE GROWTH STRATEGY PORTFOLIO


             ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

For the twelve months ended December 31, 2008, Portfolio returned (37.74)% and (37.87)% for Class A and B Shares, respectively. This compares to a (33.17)% return for the Dow Jones Moderately Aggressive Index/1/ and a (33.65)% return for the Growth Blended Benchmark. The Growth Blended Benchmark for this Portfolio is currently comprised of the following mix: 64% Wilshire 5000 Equity Index/2/, 10% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index/3/, 21% MSCI EAFE(R) Index/4/, and 5% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended index had twelve month returns as follows: Wilshire 5000 Equity Index, (37.34)%; Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, +2.38%; MSCI EAFE Index, (43.38)%; and Citigroup 3-Month Treasury Bill Index, +1.80%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when it cut its target rate several times to bring it down from 4.25% to 2.00% by early May. It held rates steady in subsequent meetings through the summer as it tried to balance the danger of the economy falling into a recession against its desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

U.S. Common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the

--------
/1/ The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

--------
/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


S&P 500(R) Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM8/.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 85% in equities and 15% in fixed income. The most significant change in strategy during the first half of 2008 was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities. For this Portfolio, this resulted in a change in the goal for foreign stocks from 17% to 21%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring. We initiated positions in two new underlying portfolios during the fourth quarter to add further diversification: a 2% position in the MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO and a 2% position in the VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO.

The Portfolio's fixed income funds had a negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the LORD ABBETT BOND DEBENTURE PORTFOLIO--although it represented only about 2% of the Portfolio--was down sharply relative to the broad index because of its high yield bond exposure. The PIMCO INFLATION PROTECTED BOND PORTFOLIO, which did well in the first half when inflation expectations were still prevalent, had a large negative impact in the second half of the year as inflation expectations lessened because of the weak economy and falling oil prices. In fact, during 2008 inflation grew at its lowest rate in over fifty years. Despite the low allocation to these funds, such underperformer had a noticeable impact on the strategy.

Within the equity sector, a cumulative overweight in the weak Financials and Materials sectors detracted from relative performance during the full year. Certain portfolios led a positive impact on relative performance. THIRD AVENUE SMALL CAP VALUE PORTFOLIO performed favorably because of its focus on companies with strong balance sheets. LORD ABBETT GROWTH AND INCOME PORTFOLIO overcame an overweight in the Financials sector with good stock overall selection in that sector: holding relatively strong AON CORP. and WELLS FARGO, while underweighting the weak BANK OF AMERICA and CITIGROUP. LORD ABBETT GROWTH AND INCOME PORTFOLIO was also helped by holding grocer KROGER, one the few stocks whose price stayed close to even for the year. VAN KAMPEN COMSTOCK PORTFOLIO also performed relatively well due to a 5% cash position and an overweight in the Consumer Staples sector, which held up better than the broad stock market in a slowing economy.

Although it was in line with the emerging market index, MFS EMERGING MARKET EQUITY PORTFOLIO was down 55%, hurting absolute performance. The LEGG MASON VALUE EQUITY PORTFOLIO was hurt in the first half of the year by its lack of exposure to the strong energy sector, but it continued to struggle in the second half even though the portfolio managers' concerns about the sustainability of the high energy prices proved to be correct. LEGG MASON VALUE EQUITY PORTFOLIO was also hurt by its exposure to several of the high profile financial stocks. LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO was hurt by holding high yield bonds within its fixed income segment and underweighting the Consumer Staples sector it its equity segment, which generally held up better than the overall stock market. TURNER MID CAP GROWTH PORTFOLIO detracted from relative performance due to its growth style and overall weak stock selection, especially in the Information Technology and Consumer Discretionary sectors. RAINIER LARGE CAP EQUITY PORTFOLIO also hurt relative performance due to overall weak stock selection, especially in the Energy sector. RAINIER LARGE CAP EQUITY PORTFOLIO was hurt by holding poor performing TRANSOCEAN, LTD. and PIONEER NATURAL RESOURCES and underweighting oil giant EXXON MOBIL, which held up better than most stocks during the year.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity

--------
index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                   Percent of
  Description                                                      Net Assets
  ---------------------------------------------------------------------------
  Van Kampen Comstock Portfolio (Class A)                            11.77%
  ---------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio (Class A)                  10.14%
  ---------------------------------------------------------------------------
  Davis Venture Value Portfolio (Class A)                             9.83%
  ---------------------------------------------------------------------------
  Third Avenue Small Cap Value Portfolio (Class A)                    7.86%
  ---------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Portfolio (Class A)           6.06%
  ---------------------------------------------------------------------------
  Rainier Large Cap Equity Portfolio (Class A)                        4.95%
  ---------------------------------------------------------------------------
  PIMCO Total Return Portfolio (Class A)                              4.05%
  ---------------------------------------------------------------------------
  Loomis Sayles Global Markets Portfolio (Class A)                    4.05%
  ---------------------------------------------------------------------------
  Legg Mason Value Equity Portfolio (Class A)                         3.77%
  ---------------------------------------------------------------------------
  MFS(R) Research International Portfolio (Class A)                   3.33%
  ---------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity Portfolio (Class A)                  3.32%
  ---------------------------------------------------------------------------
  Harris Oakmark International Portfolio (Class A)                    3.13%
  ---------------------------------------------------------------------------
  Julius Baer International Stock Portfolio (Class A)                 3.06%
  ---------------------------------------------------------------------------
  Clarion Global Real Estate Portfolio (Class A)                      2.99%
  ---------------------------------------------------------------------------
  T. Rowe Price Mid Cap Growth Portfolio (Class A)                    2.04%
  ---------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Portfolio (Class A)                     2.02%
  ---------------------------------------------------------------------------
  Met/AIM Small Cap Growth Portfolio (Class A)                        2.00%
  ---------------------------------------------------------------------------
  Lazard Mid Cap Portfolio (Class A)                                  1.99%
  ---------------------------------------------------------------------------
  Lord Abbett Bond Debenture Portfolio (Class A)                      1.98%
  ---------------------------------------------------------------------------
  Jennison Growth Portfolio (Class A)                                 1.98%
  ---------------------------------------------------------------------------
  PIMCO Inflation Protected Bond Portfolio (Class A)                  1.97%
  ---------------------------------------------------------------------------
  Met/Dimensional International Small Capital Portfolio (Class A)     1.96%
  ---------------------------------------------------------------------------
  Harris Oakmark Focused Value Portfolio (Class A)                    1.95%
  ---------------------------------------------------------------------------
  Turner Mid Cap Growth Portfolio (Class A)                           1.95%
  ---------------------------------------------------------------------------
  Van Eck Global Natural Resources Portfolio (Class A)                1.88%
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


 METLIFE GROWTH STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
   DOW JONES MODERATELY AGGRESSIVE INDEX/1/ AND GROWTH BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                     [CHART]

                    MetLife Growth          Dow Jones
                  Strategy Potfolio     Moderate Aggressive      Growth Blended
                     -- Class B          Portfolio Index/1/       Benchmark/2/
                  -----------------     -------------------      --------------
 11/3/2004            $10,000                $10,000                 $10,000
12/31/2004             10,630                 10,861                  10,643
12/31/2005             11,600                 11,953                  11,404
12/31/2006             13,176                 13,761                  13,222
12/31/2007             13,796                 14,907                  14,109
12/31/2008              8,571                  9,963                   9,361




    ----------------------------------------------------------------
                                     Average Annual Return/3/
                                     (for the period ended 12/31/08)
    ----------------------------------------------------------------
                                                           Since
                                     1 year     3 year   Inception
    ----------------------------------------------------------------
    MetLife Growth Strategy
    Portfolio--Class A               -37.74%    -9.31%    -4.51%
--        Class B                    -37.87%    -9.59%    -3.64%
    ----------------------------------------------------------------
    Dow Jones Moderately Aggressive
--  Index/1/                         -33.17%    -5.89%    -0.39%
    ----------------------------------------------------------------
- - Growth Blended Benchmark/2/      -33.65%    -6.35%    -1.57%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ80%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 80% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing: Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Growth Blended Benchmark is comprised of 64% Wilshire 5000 Equity Index, 10% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 21% Morgan Stanley Capital International Europe Australasia and Far East Index (the MSCI EAFE(R) Index) and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY PORTFOLIO                   FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
METLIFE GROWTH STRATEGY PORTFOLIO            ------------- ------------- ---------------


  Class A(a)(b)
  Actual                                       $1,000.00     $  698.00        $0.26
  Hypothetical (5% return before expenses)      1,000.00      1,024.83         0.31
-------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  697.20        $1.32
  Hypothetical (5% return before expenses)      1,000.00      1,023.58         1.58
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.77% and 1.02% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 Clarion Global Real Estate Portfolio (Class A)(a). 21,754,350 $   160,982,191
 Davis Venture Value Portfolio (Class A)(b)........ 24,349,095     529,105,837
 Goldman Sachs Mid Cap Value Portfolio (Class A)(a) 13,586,308     108,554,598
 Harris Oakmark Focused Value Portfolio (Class
   A)(b)...........................................    992,269     105,111,064
 Harris Oakmark International Portfolio (Class
   A)(a)........................................... 19,663,178     168,513,437
 Jennison Growth Portfolio (Class A)(b)............ 13,638,870     106,519,576
 Julius Baer International Stock Portfolio (Class
   A)(a)........................................... 21,116,471     164,708,472
 Lazard Mid Cap Portfolio (Class A)(a)............. 15,486,835     107,323,764
 Legg Mason Partners Aggressive Growth Portfolio
   (Class A)(a).................................... 71,365,336     326,139,586
 Legg Mason Value Equity Portfolio (Class A)(a).... 44,214,958     202,946,659
 Loomis Sayles Global Markets Portfolio
   (Class A)(a).................................... 29,888,222     217,885,135
 Lord Abbett Bond Debenture Portfolio (Class A)(a). 10,948,509     106,638,474
 Lord Abbett Growth and Income Portfolio (Class
   A)(a)........................................... 33,200,096     545,809,574
 Met/AIM Small Cap Growth Portfolio (Class A)(a)... 12,898,961     107,835,310
 Met/Dimensional International Small Capital
   Portfolio (Class A)(b).......................... 10,387,289     105,534,860
 MFS(R) Emerging Markets Equity Portfolio (Class
   A)(a)........................................... 31,075,165     178,682,200

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - CONTINUED
 MFS(R) Research International Portfolio
   (Class A)(a).................................... 24,222,074 $   179,485,572
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(a)........................................... 10,777,318     105,941,035
 PIMCO Total Return Portfolio (Class A)(a)......... 18,800,110     218,081,272
 Rainier Large Cap Equity Portfolio (Class A)(a)... 46,164,159     266,367,199
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(a)........................................... 20,673,344     109,568,721
 Third Avenue Small Cap Value Portfolio
   (Class A)(a).................................... 41,123,655     423,162,413
 Turner Mid Cap Growth Portfolio (Class A)(a)...... 14,336,594     104,943,871
 Van Eck Global Natural Resources Portfolio (Class
   A)(b)........................................... 10,410,008     101,081,173
 Van Kampen Comstock Portfolio (Class A)(a)........ 92,488,640     633,547,185
                                                               ---------------
 Total Investment Company Securities (Cost
 $8,560,813,273)                                                 5,384,469,178
                                                               ---------------

 TOTAL INVESTMENTS - 100.0% (Cost $8,560,813,273)                5,384,469,178
                                                               ---------------

 Other Assets and Liabilities (net) - 0.0%                          (1,447,777)
                                                               ---------------

 TOTAL NET ASSETS - 100.0%                                     $ 5,383,021,401
                                                               ===============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Met Investors Series Trust.
(b) A Portfolio of Metropolitan Series Fund, Inc.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $5,384,469,178              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $5,384,469,178              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

METLIFE GROWTH STRATEGY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 5,384,469,178
   Receivable for Trust shares sold                                             2,274,606
                                                                          ---------------
       Total assets                                                         5,386,743,784
                                                                          ---------------
LIABILITIES
   Payables for:
       Investments purchased                                                    1,285,923
       Trust shares redeemed                                                      988,683
       Distribution and services fees--Class B                                  1,091,144
       Management fee (Note 3)                                                    250,088
       Administration fee                                                           2,109
       Custodian and accounting fees                                               13,427
   Accrued expenses                                                                91,009
                                                                          ---------------
       Total liabilities                                                        3,722,383
                                                                          ---------------
NET ASSETS                                                                $ 5,383,021,401
                                                                          ===============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 8,652,629,207
   Accumulated net realized loss                                              (93,263,711)
   Unrealized depreciation on investments                                  (3,176,344,095)
   Undistributed net investment income                                                 --
                                                                          ---------------
       Total                                                              $ 5,383,021,401
                                                                          ===============
NET ASSETS
   Class A                                                                $     2,380,602
                                                                          ===============
   Class B                                                                  5,380,640,799
                                                                          ===============
CAPITAL SHARES OUTSTANDING
   Class A                                                                        334,496
                                                                          ===============
   Class B                                                                    757,246,219
                                                                          ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $          7.12
                                                                          ===============
   Class B                                                                           7.11
                                                                          ===============

------------------------------------------------------------------------------------------
(a)Investments at cost                                                    $ 8,560,813,273

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

METLIFE GROWTH STRATEGY PORTFOLIO
INVESTMENT INCOME
   Dividends from Underlying Portfolios                                   $   111,317,997
                                                                          ---------------
       Total investment income                                                111,317,997
                                                                          ---------------
EXPENSES
   Management fee (Note 3)                                                      3,886,625
   Administration fees                                                             24,065
   Custodian and accounting fees                                                   14,785
   Distribution and services fees--Class B                                     17,549,401
   Audit and tax services                                                          29,254
   Legal                                                                           18,002
   Trustee fees and expenses                                                       18,404
   Insurance                                                                       18,724
   Other                                                                            5,020
                                                                          ---------------
       Total expenses                                                          21,564,280
                                                                          ---------------
   Net investment income                                                       89,753,717
                                                                          ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                           (281,226,605)
       Capital gain distributions from Underlying Portfolios                  450,104,400
                                                                          ---------------
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                             168,877,795
                                                                          ---------------
   Net change in unrealized depreciation on:
       Investments                                                         (3,421,160,292)
                                                                          ---------------
   Net change in unrealized depreciation on investments                    (3,421,160,292)
                                                                          ---------------
   Net realized and unrealized loss on investments                         (3,252,282,497)
                                                                          ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(3,162,528,780)
                                                                          ===============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


METLIFE GROWTH STRATEGY PORTFOLIO
                                                                                                    YEAR ENDED      YEAR ENDED
                                                                                                   DECEMBER 31,    DECEMBER 31,
                                                                                                       2008            2007
                                                                                                 ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                        $    89,753,717  $   35,048,305
    Net realized gain on investments and capital gain distributions from Underlying Portfolios       168,877,795     378,542,222
    Net change in unrealized depreciation on investments                                          (3,421,160,292)   (160,081,531)
                                                                                                 ---------------  --------------
    Net increase (decrease) in net assets resulting from operations                               (3,162,528,780)    253,508,996
                                                                                                 ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                            (130,392)        (41,652)
     Class B                                                                                        (247,396,867)    (77,200,437)
    From net realized gains
     Class A                                                                                            (237,898)       (103,576)
     Class B                                                                                        (494,824,153)   (218,474,004)
                                                                                                 ---------------  --------------
    Net decrease in net assets resulting from distributions                                         (742,589,310)   (295,819,669)
                                                                                                 ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 10)
    Proceeds from shares sold
     Class A                                                                                           1,202,294       1,477,669
     Class B                                                                                       1,001,886,561   3,070,331,918
    Net asset value of shares issued through acquisition
     Class A                                                                                                  --              --
     Class B                                                                                         205,336,951              --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                             368,290         145,228
     Class B                                                                                         742,221,020     295,674,441
    Cost of shares repurchased
     Class A                                                                                          (1,052,446)       (416,115)
     Class B                                                                                        (856,089,538)   (643,510,316)
                                                                                                 ---------------  --------------
    Net increase in net assets from capital share transactions                                     1,093,873,132   2,723,702,825
                                                                                                 ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                             (2,811,244,958)  2,681,392,152
    Net assets at beginning of period                                                              8,194,266,359   5,512,874,207
                                                                                                 ---------------  --------------
    Net assets at end of period                                                                  $ 5,383,021,401  $8,194,266,359
                                                                                                 ===============  ==============
    Net assets at end of period includes undistributed net investment income                     $            --  $   78,108,728
                                                                                                 ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                     CLASS A
METLIFE GROWTH STRATEGY PORTFOLIO                  ------------------------------------------
                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                   ------------------------------------------
                                                      2008      2007        2006      2005(B)
                                                   --------   --------  --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  12.89   $  12.89  $  11.39     $  10.19
                                                   --------   --------  --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................     0.16       0.10      0.26         0.90
Net Realized/Unrealized Gain (Loss) on Investments    (4.77)      0.55      1.33         0.44
                                                   --------   --------  --------     --------
Total from Investment Operations..................    (4.61)      0.65      1.59         1.34
                                                   --------   --------  --------     --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............    (0.41)     (0.19)    (0.02)       (0.12)
Distributions from Net Realized Capital Gains.....    (0.75)     (0.46)    (0.07)       (0.02)
                                                   --------   --------  --------     --------
Total Distributions...............................    (1.16)     (0.65)    (0.09)       (0.14)
                                                   --------   --------  --------     --------
NET ASSET VALUE, END OF PERIOD.................... $   7.12   $  12.89  $  12.89     $  11.39
                                                   ========   ========  ========     ========
TOTAL RETURN......................................   (37.74)%     5.03%    14.04%       13.20%
Ratio of Expenses to Average Net Assets After
  Reimbursement(f)................................     0.06 %     0.06%     0.08%        0.04%*
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates(g)....................     0.06 %     0.06%     0.08%(e)     0.04%*
Ratio of Net Investment Income to Average Net
  Assets(h).......................................     1.50 %     0.77%     2.19%       11.87%*
Portfolio Turnover Rate...........................     23.0       15.3%     19.8%        15.1%
Net Assets, End of Period (in millions)........... $    2.4   $    3.8  $    2.6     $    1.2

                                                                            CLASS B
                                                   -----------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------
                                                      2008      2007        2006       2005       2004(C)
                                                   --------   --------  --------     --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  12.85   $  12.87  $  11.40     $  10.56   $  10.00
                                                   --------   --------  --------     --------   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................     0.13       0.07      0.22         0.22       0.19
Net Realized/Unrealized Gain (Loss) on Investments    (4.75)      0.53      1.32         0.74       0.44
                                                   --------   --------  --------     --------   --------
Total from Investment Operations..................    (4.62)      0.60      1.54         0.96       0.63
                                                   --------   --------  --------     --------   --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............    (0.37)     (0.16)    (0.00) +     (0.10)     (0.07)
Distributions from Net Realized Capital Gains.....    (0.75)     (0.46)    (0.07)       (0.02)        --
                                                   --------   --------  --------     --------   --------
Total Distributions...............................    (1.12)     (0.62)    (0.07)       (0.12)     (0.07)
                                                   --------   --------  --------     --------   --------
NET ASSET VALUE, END OF PERIOD.................... $   7.11   $  12.85  $  12.87     $  11.40   $  10.56
                                                   ========   ========  ========     ========   ========
TOTAL RETURN......................................   (37.87)%     4.70%    13.59%        9.12%      6.30%
Ratio of Expenses to Average Net Assets After
  Reimbursement(f)................................     0.31 %     0.31%     0.33%        0.31%      0.35%*
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates(g)....................     0.31 %     0.31%     0.33%(e)     0.31%      0.39%*
Ratio of Net Investment Income to Average Net
  Assets(h).......................................     1.28 %     0.50%     1.81%        2.03%     11.59%*
Portfolio Turnover Rate...........................     23.0 %     15.3%     19.8%        15.1%       0.0%(d)
Net Assets, End of Period (in millions)........... $5,380.6   $8,190.5  $5,510.3     $3,206.2   $1,379.4

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) Excludes the effect of deferred expense reimbursement.
(f) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g) See Note 3 of the Notes to Financial Statements.
(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MetLife Growth Strategy Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                        Expiring
                               Total   12/31/2016
                              -------- ----------

                              $841,458  $841,458

The Portfolio acquired capital losses of $26,716,852 in the merger with Strategic Conservative Growth Portfolio on November 7, 2008, which are subject to a first year limitation of $25,875,394.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
           -----------------   ----------- --------------------------

               $3,886,625          0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                --------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.10%                        0.35%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                      Shares Issued
                                      in Connection                              Net Increase
              Beginning              with Acquisition                             in Shares     Ending
               Shares       Sales       (Note 11)     Reinvestments Redemptions  Outstanding    Shares
             ----------- ----------- ---------------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008      293,957     105,509            --         39,202      (104,172)      40,539      334,496
 12/31/2007      202,259     112,839            --         11,249       (32,390)      91,698      293,957

 Class B

 12/31/2008  637,247,569  95,040,000    28,244,422     79,520,078   (82,805,850) 119,998,650  757,246,219
 12/31/2007  428,269,320 235,555,980            --     22,938,281   (49,516,012) 208,978,249  637,247,569

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--      $2,612,614,482       $--       $1,634,191,915

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

            Federal        Gross          Gross
           Income Tax    Unrealized     Unrealized     Net Unrealized
              Cost      Appreciation   Depreciation     Depreciation
         -------------- ------------ ---------------  ---------------

         $8,653,235,525  $1,712,398  $(3,270,478,746) $(3,268,766,348)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

      Ordinary Income       Long-Term Capital Gain             Total
  ------------------------ ------------------------- -------------------------
      2008        2007         2008         2007         2008         2007
  ------------ ----------- ------------ ------------ ------------ ------------

  $266,267,801 $77,728,831 $476,321,509 $218,090,838 $742,589,310 $295,819,669

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Undistributed       Net
  Ordinary      Long-Term      Unrealized
   Income         Gain        Depreciation   Loss Carryforwards      Total
------------- ------------- ---------------  ------------------ ---------------

     $--           $--      $(3,268,766,348)     $(841,458)     $(3,269,607,806)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership are as follows:

                                                        Number of shares
                                                      held at December 31, Shares purchased  Shares sold during
Security Description                                          2007         during the period     the period
--------------------                                  -------------------- ----------------- ------------------

Clarion Global Real Estate Portfolio (Class A)             11,133,661         11,668,867         (1,048,178)

Davis Venture Value Portfolio (Class A)                    24,882,992          3,849,015         (4,382,912)

Goldman Sachs Mid Cap Value Portfolio (Class A)*           12,244,666          2,889,978         (1,548,336)

Harris Oakmark Focused Value Portfolio (Class A)            1,817,621            567,479         (1,392,831)

Harris Oakmark International Portfolio (Class A)           23,510,617          9,263,835        (13,111,274)

Jennison Growth Portfolio (Class A)                        12,349,909          3,175,361         (1,886,400)

Julius Baer International Stock Portfolio ( Class A)               --         21,935,413           (818,942)

Lazard Mid Cap Portfolio (Class A)                                 --         16,330,550           (843,715)

Legg Mason Partners Aggressive Growth Portfolio
  (Class A)*                                               66,353,870         12,205,959         (7,194,493)

Legg Mason Value Equity Portfolio (Class A)*               46,002,485         13,732,039        (15,519,566)

Loomis Sayles Global Markets Portfolio (Class A)*          25,503,277          7,701,487         (3,316,542)

Lord Abbett Bond Debenture Portfolio (Class A)             12,873,007          2,104,581         (4,029,079)

Lord Abbett Growth and Income Portfolio (Class A)          31,401,184          8,492,223         (6,693,311)

Met/AIM Small Cap Growth Portfolio (Class A)               16,386,763          4,062,200         (7,550,002)

Met/Dimensional International Small Capital
  (Class A)*                                                       --         10,394,084             (6,795)

MFS Emerging Markets Equity Portfolio (Class A)*           17,401,746         15,421,478         (1,748,059)

MFS Research International Portfolio (Class A)             22,954,491          7,081,201         (5,813,618)

PIMCO Inflation Protected Bond Portfolio (Class A)         14,952,194          2,144,474         (6,319,350)

PIMCO Total Return Portfolio (Class A)                     20,104,194         10,625,312        (11,929,396)

                                                        Number of shares
                                                      held at December 31,
Security Description                                          2008
--------------------                                  --------------------

Clarion Global Real Estate Portfolio (Class A)             21,754,350

Davis Venture Value Portfolio (Class A)                    24,349,095

Goldman Sachs Mid Cap Value Portfolio (Class A)*           13,586,308

Harris Oakmark Focused Value Portfolio (Class A)              992,269

Harris Oakmark International Portfolio (Class A)           19,663,178

Jennison Growth Portfolio (Class A)                        13,638,870

Julius Baer International Stock Portfolio ( Class A)       21,116,471

Lazard Mid Cap Portfolio (Class A)                         15,486,835

Legg Mason Partners Aggressive Growth Portfolio
  (Class A)*                                               71,365,336

Legg Mason Value Equity Portfolio (Class A)*               44,214,958

Loomis Sayles Global Markets Portfolio (Class A)*          29,888,222

Lord Abbett Bond Debenture Portfolio (Class A)             10,948,509

Lord Abbett Growth and Income Portfolio (Class A)          33,200,096

Met/AIM Small Cap Growth Portfolio (Class A)               12,898,961

Met/Dimensional International Small Capital
  (Class A)*                                               10,387,289

MFS Emerging Markets Equity Portfolio (Class A)*           31,075,165

MFS Research International Portfolio (Class A)             24,222,074

PIMCO Inflation Protected Bond Portfolio (Class A)         10,777,318

PIMCO Total Return Portfolio (Class A)                     18,800,110

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS - CONTINUED

                                                         Number of shares
                                                       held at December 31, Shares purchased  Shares sold during
Security Description                                           2007         during the period     the period
--------------------                                   -------------------- ----------------- ------------------

Rainier Large Cap Equity Portfolio (Class A)*               42,271,737          8,238,800         (4,346,378)

T. Rowe Price Mid Cap Growth Portfolio (Class A)            16,917,451          6,063,914         (2,308,021)

Third Avenue Small Cap Value Portfolio (Class A)*           40,517,226          7,720,537         (7,114,108)

Turner Mid Cap Growth Portfolio (Class A)*                  11,310,385          4,135,980         (1,109,771)

Van Eck Global Natural Resources Portfolio (Class A)*               --         10,417,121             (7,113)

Van Kampen Comstock Portfolio (Class A)*                    85,738,459         18,358,195        (11,608,014)

                                                         Number of shares
                                                       held at December 31,
Security Description                                           2008
--------------------                                   --------------------

Rainier Large Cap Equity Portfolio (Class A)*               46,164,159

T. Rowe Price Mid Cap Growth Portfolio (Class A)            20,673,344

Third Avenue Small Cap Value Portfolio (Class A)*           41,123,655

Turner Mid Cap Growth Portfolio (Class A)*                  14,336,594

Van Eck Global Natural Resources Portfolio (Class A)*       10,410,008

Van Kampen Comstock Portfolio (Class A)*                    92,488,640

* The Portfolio had ownership of at least 25% of the outstanding voting securities as of December 31, 2008. Once filed, the most recent Annual Report will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http:// www.sec.gov.

                                                                                 Net Realized Gain
                                                                                 (Loss) on Capital
                                                             Net Realized Gain   Gain Distributions   Income earned
                                                           (Loss) on Investments  from Affiliates    from affiliate
Security Description                                         during the period   during the period  during the period
--------------------                                       --------------------- ------------------ -----------------

Clarion Global Real Estate Portfolio (Class A)                 $   (812,432)         13,862,261        $ 2,861,344

Davis Venture Value Portfolio (Class A)                          21,451,016           4,383,608         10,530,736

Goldman Sachs Mid Cap Value Portfolio (Class A)                    (168,124)         11,872,045          1,570,861

Harris Oakmark Focused Value Portfolio (Class A)                (87,860,357)         40,674,367          1,319,985

Harris Oakmark International Portfolio (Class A)                (61,808,846)         58,333,895          6,813,451

Jennison Growth Portfolio (Class A)                              (2,244,629)         12,517,362          3,629,906

Julius Baer International Stock Portfolio ( Class A)             (2,298,936)                 --                 --

Lazard Mid Cap Portfolio (Class A)                               (1,196,497)                 --                 --

Legg Mason Partners Aggressive Growth Portfolio (Class A)        (6,382,426)          3,405,224             60,950

Legg Mason Value Equity Portfolio (Class A)                     (60,232,934)         16,611,205          1,218,651

Loomis Sayles Global Markets Portfolio (Class A)                  1,858,310          18,593,170         14,412,853

Lord Abbett Bond Debenture Portfolio (Class A)                   (7,584,509)          2,308,332          6,655,284

Lord Abbett Growth and Income Portfolio (Class A)               (31,552,828)         80,143,154         14,158,275

Met/AIM Small Cap Growth Portfolio (Class A)                     (4,164,905)         19,552,871                 --

Met/Dimensional International Small Capital (Class A)                (4,208)                 --                 --

MFS Emerging Markets Equity Portfolio (Class A)                  (1,349,658)         22,868,291          3,407,120

MFS Research International Portfolio (Class A)                  (16,570,170)         31,198,294          6,155,952

PIMCO Inflation Protected Bond Portfolio (Class A)                1,854,017             318,107          6,024,815

PIMCO Total Return Portfolio (Class A)                           (2,535,714)          5,622,545          9,241,680

Rainier Large Cap Equity Portfolio (Class A)                     (3,580,803)          4,292,038                 --

T. Rowe Price Mid Cap Growth Portfolio (Class A)                    707,453          17,365,936             98,804

Third Avenue Small Cap Value Portfolio (Class A)                  1,119,627          41,042,486          6,245,441

Turner Mid Cap Growth Portfolio (Class A)                         1,119,974          13,094,971                456

Van Eck Global Natural Resources Portfolio (Class A)                 (7,387)                 --                 --

Van Kampen Comstock Portfolio (Class A)                         (18,981,639)         32,044,238         16,911,433




Security Description                                       Ending Value
--------------------                                       ------------

Clarion Global Real Estate Portfolio (Class A)             $160,982,191

Davis Venture Value Portfolio (Class A)                     529,105,837

Goldman Sachs Mid Cap Value Portfolio (Class A)             108,554,598

Harris Oakmark Focused Value Portfolio (Class A)            105,111,064

Harris Oakmark International Portfolio (Class A)            168,513,437

Jennison Growth Portfolio (Class A)                         106,519,576

Julius Baer International Stock Portfolio ( Class A)        164,708,472

Lazard Mid Cap Portfolio (Class A)                          107,323,764

Legg Mason Partners Aggressive Growth Portfolio (Class A)   326,139,586

Legg Mason Value Equity Portfolio (Class A)                 202,946,659

Loomis Sayles Global Markets Portfolio (Class A)            217,885,135

Lord Abbett Bond Debenture Portfolio (Class A)              106,638,474

Lord Abbett Growth and Income Portfolio (Class A)           545,809,574

Met/AIM Small Cap Growth Portfolio (Class A)                107,835,310

Met/Dimensional International Small Capital (Class A)       105,534,860

MFS Emerging Markets Equity Portfolio (Class A)             178,682,200

MFS Research International Portfolio (Class A)              179,485,572

PIMCO Inflation Protected Bond Portfolio (Class A)          105,941,035

PIMCO Total Return Portfolio (Class A)                      218,081,272

Rainier Large Cap Equity Portfolio (Class A)                266,367,199

T. Rowe Price Mid Cap Growth Portfolio (Class A)            109,568,721

Third Avenue Small Cap Value Portfolio (Class A)            423,162,413

Turner Mid Cap Growth Portfolio (Class A)                   104,943,871

Van Eck Global Natural Resources Portfolio (Class A)        101,081,173

Van Kampen Comstock Portfolio (Class A)                     633,547,185

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



11. ACQUISITIONS

As of the close of business on November 7, 2008, MetLife Growth Strategy Portfolio ("Growth") acquired all the net assets of Strategic Conservative Growth Portfolio ("Conservative Growth"), a series of the Trust, pursuant to a plan of reorganization approved by Conservative Growth shareholders on November 5, 2008. The acquisition was accomplished by a tax-free exchange of 28,244,422 Class B shares of Growth (valued at $205,336,951) in exchange for 31,012,551 Class B shares of Conservative Growth outstanding on November 7, 2008. Conservative Growth Class B net assets at that date ($205,336,951), including $88,001,600 of unrealized depreciation and $28,816,585 of accumulated net realized losses, were combined with those of Growth Class B. The aggregate Class B net assets of Growth immediately before the acquisition were $5,245,469,631. The aggregate Class B net assets of Conservative Growth immediately before the acquisition were $205,336,951. The aggregate Class B net assets of Growth immediately after the acquisition were $5,450,806,582.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Growth Strategy Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Growth Strategy Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY RESULTS (UNAUDITED)

A Special Meeting of the Shareholders of the Strategic Conservative Growth Portfolio was held on November 5, 2008. The purpose of the Special Meeting was to ask shareholders to approve an Agreement and Plan of Reorganization for the sale of all of the assets of Strategic Conservative Growth Portfolio to, and the assumption of all of the liabilities of Strategic Conservative Growth Portfolio by MetLife Growth Strategy Portfolio, in exchange for shares of MetLife Growth Strategy Portfolio and the distribution of such shares to the shareholders of Strategic Conservative Growth Portfolio in complete liquidation of the Strategic Conservative Growth Portfolio.

                      For      Against   Abstain    Total
                   ---------- --------- --------- ----------
                   27,282,835 1,256,683 2,108,093 30,647,611

METLIFE GROWTH STRATEGY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF THE MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MetLife Growth Strategy Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ As the Manager has the day to day responsibility for managing the Metlife Growth Strategy Portfolio's investments, the Board only approved a Management Agreement with respect to the Metlife Growth Strategy Portfolio.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Advisers' personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers, or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

With respect to the Asset Allocation Portfolios, the Board noted that the Manager has hired, at its own cost, Morningstar Associates, LLC ("Morningstar"), an independent consultant, to provide research and consulting services with respect to the periodic asset allocation targets for each of the Asset Allocation Portfolios and to investments in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Underlying Portfolios"), which may assist the Manager with the selection of Underlying Portfolios for inclusion in each Asset Allocation Portfolio. Additionally, the Board considered that an Investment Committee, consisting of investment professionals from across MetLife, meets at least quarterly to review the asset allocations and discuss the performance of the Asset Allocation Portfolios.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar. The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Managers's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MetLife Growth Strategy Portfolio, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderately Aggressive Index, for both the one- and three-year periods. The Board noted that the Portfolio's benchmark was changed in August, 2007. The Board also took into account Morningstar's report with respect to the Portfolio. The Board took into account management's discussion of the Portfolio's performance, including with respect to the benchmark. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management fees, advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MetLife Growth Strategy Portfolio, Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all of the relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the advisory fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MetLife Growth Strategy Portfolio, Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at the first two breakpoints, then decrease below the asset-weighted average of comparable funds for all higher asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or Adviser's affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for each of the Asset Allocation Portfolios and concluded that the management fee to be paid to the Manager with respect to each Asset Allocation Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the Underlying Portfolios of the Asset Allocation Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Asset Allocation Portfolios and those of their Underlying Portfolios.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                 DECEMBER 31, 2008
            MET INVESTORS SERIES TRUST
            METLIFE MODERATE STRATEGY PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve months ended December 31, 2008, the Portfolio returned (26.19)% and (26.42)% for Class A and B Shares, respectively. This compares to a (24.74)% return for the Dow Jones Moderate Index/1/ and a (20.29)% return for the Moderate Blended Benchmark. The Moderate Blended Benchmark for this Portfolio is currently comprised of the following mix: 37% Wilshire 5000 Equity Index/2/, 45% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index/3/, 13% MSCI EAFE(R) Index/4/, and 5% Citigroup 3-Month Treasury Bill Index/5/. The four components of the Portfolio's blended benchmark index had twelve month returns as follows: Wilshire 5000 Equity Index, (37.34)%; Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, +2.38%; MSCI EAFE(R) Index, (43.38)%; and Citigroup 3-Month Treasury Bill Index, +1.80%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2008 was highlighted by growing concerns about the economy due to the emerging credit crisis, rising unemployment, falling consumer confidence, a struggling housing sector, and skyrocketing food and energy prices. The forced sale of Bear Stearns in March to JP Morgan at first appeared to be an isolated event, but would prove to be a harbinger of things to come. The Federal Reserve was aggressive early in the year to revive the economy when it cut its target rate several times to bring it down from 4.25% to 2.00% by early May. It held rates steady in subsequent meetings through the summer as it tried to balance the danger of the economy falling into a recession against its desire to control growing inflation pressures.

However, the evidence of a weakening economy (especially falling real estate prices and the impact of the sub-prime mortgage crisis) gained momentum during the summer, climaxing in the extraordinary events of September and October that saw the government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the failure of Washington Mutual. The U.S. government and governments around the world took massive fiscal and monetary actions to stabilize the capital markets, restore liquidity to the clogged credit pipeline, and to stimulate the economy. These efforts continue as we move into 2009. Although we now know that the recession began a year ago in December 2007, the recession intensified during the last months of 2008: unemployment rose sharply as companies made massive layoffs, housing prices and sales continued to fall, retail sales fell, and, in a bit of good news/bad news, oil prices fell nearly $100 per barrel in response in expectation of lower global demand. The incoming administration of Barack Obama faces what most pundits call the largest economic crisis since the Great Depression.

During the first half of 2008, bond returns fluctuated as investors' concerns changed from a weakening economy to inflation pressures fueled by soaring energy prices. Bonds eked out a modestly positive total return of 1.1% for the January to June period as measured by the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index/6/. During the second half of the year, the weak economy drove yields down and credit spreads wider as investors sought refuge in the safety of treasury securities. This resulted in mixed returns for bonds. Treasury bonds returned over 13% for the full year, while investment grade corporate bonds were down nearly 5%. High yield bonds were down over 26% for the year with most of the decline occurring in the second half. While most credit based bonds recovered somewhat in December, it was not enough to reverse the earlier losses.

U.S. Common stocks suffered their worst calendar year decline in over seventy years during 2008 as measured by the (37.00)% return of the

--------
/1/ The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing:
Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.



--------
/3/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Citigroup 3-Month Treasury Bill Index is a total return index that comes from the average yield of Three Month Treasury Bills acquired by Citigroup. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


S&P 500(R) Index/7/. Growing expectations for a deep and long recession and a sharp drop in corporate earnings drove stock prices lower. The total collapse of several high profile financial firms pulled the indices down further. While there was very little difference in the return by style within large cap stocks, growth fell more than value in the mid cap and small cap segments. There was little difference in return by capitalization. By sector, financials and materials were down the most, while consumer staples held up on a relative basis. Energy, which was up nearly 9% in the first half of the year, fell 40% in the second half to finish the year down almost 35%. Foreign stocks were also down sharply for the year, falling over 43% as measured by the MSCI EAFE Index. Emerging markets were down 53.3% as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM8./

PORTFOLIO REVIEW/CURRENT POSITIONING

The Portfolio is a "fund of funds" consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 50% in equities and 50% in fixed income. The most significant change in strategy during the first half of 2008 was an increase in the asset class goal for foreign stocks from 20% of total equities to 25% of total equities. For this Portfolio, this resulted in a change in the goal for foreign stocks from 10% to 13%. There were also several small adjustments to the underlying portfolio targets that were part of the annual review and restructuring. We initiated positions in two new underlying portfolios during the fourth quarter to add further diversification: a 2% position in the MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO and a 1% position in the VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO.

The Portfolio's fixed income funds had a significant negative impact on relative performance as the Portfolio's underlying bond portfolios held higher positions in credit based bonds (and less in Treasury securities) than is held in the broad bond indices. In particular, the LORD ABBETT BOND DEBENTURE PORTFOLIO and the BLACKROCK HIGH YIELD PORTFOLIO--although together they represented only about 10% of the Portfolio--were down sharply relative to the broad index because of their high yield bond exposure. The PIMCO INFLATION PROTECTED BOND PORTFOLIO, which did well in the first half when inflation expectations were still prevalent, had a large negative impact in the second half of the year as inflation expectations lessened because of the weak economy and falling oil prices. In fact, during 2008 inflation grew at its lowest rate in over fifty years.

Within the equity sector, a cumulative overweight in the Financial and Materials sectors detracted from relative performance during the full year. Certain portfolios led a positive impact on relative performance. THIRD AVENUE SMALL CAP VALUE PORTFOLIO performed favorably because of its focus on companies with strong balance sheets. LORD ABBETT GROWTH AND INCOME PORTFOLIO overcame an overweight in the Financials sector with good stock overall selection in that sector: holding relatively strong AON CORP. and WELLS FARGO, while underweighting the weak BANK OF AMERICA and CITIGROUP. LORD ABBETT GROWTH AND INCOME PORTFOLIO was also helped by holding grocer KROGER, one the few stocks to hold its value for the year. VAN KAMPEN COMSTOCK PORTFOLIO also performed relatively well due to a 5% cash position and an overweight in the Consumer Staples sector, which held up better than the broad stock market in a slowing economy.

Although it was in line with the emerging market index, MFS EMERGING MARKET EQUITY PORTFOLIO was down 55%, hurting absolute performance. The LEGG MASON VALUE EQUITY PORTFOLIO was hurt in the first half of the year by its lack of exposure to the strong energy sector, but it continued to struggle in the second half even though the portfolio managers' concerns about the sustainability of the high energy prices proved to be correct. LEGG MASON VALUE EQUITY PORTFOLIO was also hurt by its exposure to several of the high profile financial stocks. LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO was hurt by holding high yield bonds within its fixed income segment and underweighting the Consumer Staples sector in the equity segment, which generally held up better than the overall stock market. TURNER MID CAP GROWTH PORTFOLIO detracted from relative performance due to its growth style and overall weak stock selection, especially in the information technology and consumer discretionary sectors.

Despite the recent poor performance of the Portfolio, we will continue to take a long term view to provide a well diversified portfolio to meet long term objectives.

MET INVESTORS ADVISORY, LLC

The views expressed above are those of the investment advisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/7/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/8/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity

--------
index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                   Percent of
  Description                                                      Net Assets
  ---------------------------------------------------------------------------
  PIMCO Total Return Portfolio (Class A)                             19.43%
  ---------------------------------------------------------------------------
  Lord Abbett Bond Debenture Portfolio (Class A)                      7.98%
  ---------------------------------------------------------------------------
  PIMCO Inflation Protected Bond Portfolio (Class A)                  7.95%
  ---------------------------------------------------------------------------
  Western Asset Management U.S. Government Portfolio (Class A)        7.80%
  ---------------------------------------------------------------------------
  Van Kampen Comstock Portfolio (Class A)                             6.87%
  ---------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio (Class A)                   6.07%
  ---------------------------------------------------------------------------
  Davis Venture Value Portfolio (Class A)                             4.92%
  ---------------------------------------------------------------------------
  Loomis Sayles Global Markets Portfolio (Class A)                    4.06%
  ---------------------------------------------------------------------------
  Legg Mason Value Equity Portfolio (Class A)                         3.77%
  ---------------------------------------------------------------------------
  Lazard Mid Cap Portfolio (Class A)                                  2.99%
  ---------------------------------------------------------------------------
  Rainier Large Cap Equity Portfolio (Class A)                        2.97%
  ---------------------------------------------------------------------------
  Third Avenue Small Cap Value Portfolio (Class A)                    2.94%
  ---------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity Portfolio (Class A)                  2.13%
  ---------------------------------------------------------------------------
  Julius Baer International Stock Portfolio (Class A)                 2.04%
  ---------------------------------------------------------------------------
  T. Rowe Price Mid Cap Growth Portfolio (Class A)                    2.04%
  ---------------------------------------------------------------------------
  Harris Oakmark International Portfolio (Class A)                    2.03%
  ---------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Portfolio (Class A)                     2.02%
  ---------------------------------------------------------------------------
  Clarion Global Real Estate Portfolio (Class A)                      2.00%
  ---------------------------------------------------------------------------
  Jennison Growth Portfolio (Class A)                                 1.98%
  ---------------------------------------------------------------------------
  Met/Dimensional International Small Capital Portfolio (Class A)     1.97%
  ---------------------------------------------------------------------------
  Turner Mid Cap Growth Portfolio (Class A)                           1.95%
  ---------------------------------------------------------------------------
  BlackRock High Yield Portfolio (Class A)                            1.89%
  ---------------------------------------------------------------------------
  MFS(R) Research International Portfolio (Class A)                   1.26%
  ---------------------------------------------------------------------------
  Van Eck Global Natural Resources Portfolio (Class A)                0.94%
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

METLIFE MODERATE STRATEGY PORTFOLIO MANAGED BY MET INVESTORS ADVISORY, LLC VS.
         DOW JONES MODERATE INDEX/1/ AND MODERATE BLENDED BENCHMARK/2/
                           Growth Based on $10,000+

                                    [CHART]

               MetLife Moderate         Dow Jones           Moderate
              Strategy Portolio         Moderate            Blended
                -- Class B          Portfolio Index/1/     Benchmark/2/
              -----------------     ------------------     ------------
 11/3/2004         $10,000               $10,000             $10,000
12/31/2004          10,255                10,694              10,394
12/31/2005          10,851                11,469              10,951
12/31/2006          11,961                12,835              12,194
12/31/2007          12,704                13,865              13,007
12/31/2008           9,347                10,435              10,368




    ------------------------------------------------------------------
                                     Average Annual Return
                                   (for the period ended 12/31/08)/3/
    ------------------------------------------------------------------
                                                           Since
                                   1 Year     3 Year    Inception/4/
    ------------------------------------------------------------------
    MetLife Moderate Strategy
    Portfolio--Class A             -26.19%    -4.56%      -1.66%
--        Class B                  -26.42%    -4.85%      -1.61%
    ------------------------------------------------------------------
--  Dow Jones Moderate Index/1/    -24.74%    -3.10%       0.79%
    ------------------------------------------------------------------
- - Moderate Blended Benchmark/2/  -20.29%    -1.80%       0.88%
    ------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The DJ60%GPI is the efficient allocation of stocks, bonds, and cash in a portfolio whose semideviation is 60% of the annualized 36 month historic semideviation of the Dow Jones 100% Global Portfolio Index (DJ100%GPI). Stocks are represented by the DJ100%GPI. Bonds are represented by an equal weighting of the following four bond indexes with monthly rebalancing:
Barclays Capital (formerly Lehman Brothers) Government Bonds Index, Barclays Capital (formerly Lehman Brothers) Corporate Bonds Index, Barclays Capital (formerly Lehman Brothers) Mortgage-backed Bonds Index, and Barclays Capital (formerly Lehman Brothers) Majors (ex U.S.) Bonds Index. Cash is represented by the 91-Day Treasury Bill Auction Average. The efficient portfolio is updated monthly. The Index does not include fees or expenses and is not available for direct investment.

/2/The Moderate Blended Benchmark is comprised of 37% Wilshire 5000 Equity Index, 45% Barclays Capital (formerly Lehman Brothers) U.S. Universal Index, 13% Morgan Stanley Capital International Europe Australasia and Far East Index (the MSCI EAFE(R) Index) and 5% Citigroup 3-Month Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

The Wilshire 5000 Equity Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the CMBS Index and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MET INVESTORS ADVISORY, LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
METLIFE MODERATE STRATEGY PORTFOLIO          ------------- ------------- ---------------

  Class A(a)(b)
  Actual                                       $1,000.00     $  789.50        $0.31
  Hypothetical (5% return before expenses)      1,000.00      1,024.78         0.36
-------------------------------------------  ------------- ------------- ---------------

  Class B(a)(b)
  Actual                                       $1,000.00     $  788.20        $1.44
  Hypothetical (5% return before expenses)      1,000.00      1,023.59         1.63
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.69% and 0.94% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(a) The annualized expense ratio shown reflects an expense agreement between Met Investors Advisory, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.
(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY  DESCRIPTION                                SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - 100.0%
 BlackRock High Yield Portfolio (Class A)(a).......  6,221,418 $    36,146,439
 Clarion Global Real Estate Portfolio (Class A)(a).  5,173,556      38,284,313
 Davis Venture Value Portfolio (Class A)(b)........  4,337,033      94,243,717
 Goldman Sachs Mid Cap Value Portfolio (Class A)(a)  4,842,141      38,688,705
 Harris Oakmark International Portfolio (Class
   A)(a)...........................................  4,549,291      38,987,427
 Jennison Growth Portfolio (Class A)(b)............  4,855,679      37,922,853
 Julius Baer International Stock Portfolio (Class
   A)(b)...........................................  5,022,439      39,175,021
 Lazard Mid Cap Portfolio (Class A)(a).............  8,274,152      57,339,876
 Legg Mason Value Equity Portfolio (Class A)(a).... 15,729,962      72,200,525
 Loomis Sayles Global Markets Portfolio (Class
   A)(a)........................................... 10,666,947      77,762,041
 Lord Abbett Bond Debenture Portfolio (Class A)(a). 15,707,189     152,988,015
 Lord Abbett Growth and Income Portfolio (Class
   A)(a)...........................................  7,080,586     116,404,831
 Met/Dimensional International Small Capital
   Portfolio (Class A)(b)..........................  3,727,836      37,874,816
 MFS(R) Emerging Markets Equity Portfolio (Class
   A)(a)...........................................  7,104,441      40,850,537
 MFS(R) Research International Portfolio (Class
   A)(a)...........................................  3,250,274      24,084,533
 PIMCO Inflation Protected Bond Portfolio (Class
   A)(a)........................................... 15,490,382     152,270,458

 --------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY  DESCRIPTION                                SHARES       (NOTE 2)
 --------------------------------------------------------------------------------

 INVESTMENT COMPANY SECURITIES - CONTINUED
 PIMCO Total Return Portfolio (Class A)(a)......... 32,089,958 $   372,243,512
 Rainier Large Cap Equity Portfolio (Class A)(a)...  9,857,503      56,877,795
 T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(a)...........................................  7,363,325      39,025,621
 Third Avenue Small Cap Value Portfolio (Class
   A)(a)...........................................  5,486,271      56,453,729
 Turner Mid Cap Growth Portfolio (Class A)(a)......  5,098,082      37,317,962
 Van Eck Global Natural Resources Portfolio (Class
   A)(b)...........................................  1,864,404      18,103,367
 Van Kampen Comstock Portfolio (Class A)(a)........ 19,235,360     131,762,217
 Western Asset Management U.S. Government
   Portfolio (Class A)(b).......................... 12,548,281     149,575,511
                                                               ---------------
 Total Investment Company Securities
 (Cost $2,578,306,158)                                           1,916,583,821
                                                               ---------------

 TOTAL INVESTMENTS - 100.0% (Cost $2,578,306,158)                1,916,583,821
                                                               ---------------

 Other Assets and Liabilities (net) - 0.0%                            (536,700)
                                                               ---------------

 TOTAL NET ASSETS - 100.0%                                     $ 1,916,047,121
                                                               ===============

PORTFOLIO FOOTNOTES

(a) A Portfolio of Met Investors Series Trust.
(b) A Portfolio of Metropolitan Series Fund, Inc.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,916,583,821              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,916,583,821              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

METLIFE MODERATE STRATEGY PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)              $1,916,583,821
    Receivable for Trust shares sold                       935,098
                                                    --------------
       Total assets                                  1,917,518,919
                                                    --------------
LIABILITIES
    Payables for:
       Investments purchased                               503,136
       Trust shares redeemed                               431,962
       Distribution and services fees--Class B             388,367
       Management fee (Note 3)                             109,473
       Administration fee                                    2,063
       Custodian and accounting fees                        13,934
    Accrued expenses                                        22,863
                                                    --------------
       Total liabilities                                 1,471,798
                                                    --------------
NET ASSETS                                          $1,916,047,121
                                                    ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                 $2,470,828,025
    Accumulated net realized gain                       30,060,851
    Unrealized depreciation on investments            (661,722,337)
    Undistributed net investment income                 76,880,582
                                                    --------------
       Total                                        $1,916,047,121
                                                    ==============
NET ASSETS
    Class A                                         $      912,840
                                                    ==============
    Class B                                          1,915,134,281
                                                    ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                110,151
                                                    ==============
    Class B                                            231,784,890
                                                    ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                         $         8.29
                                                    ==============
    Class B                                                   8.26
                                                    ==============

-------------------------------------------------------------------
(a)Investments at cost                              $2,578,306,158

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

METLIFE MODERATE STRATEGY PORTFOLIO
INVESTMENT INCOME
    Dividends from Underlying Portfolios                                                         $  61,812,437
                                                                                                 -------------
       Total investment income                                                                      61,812,437
                                                                                                 -------------
EXPENSES
    Management fee (Note 3)                                                                          1,488,266
    Administration fees                                                                                 24,065
    Custodian and accounting fees                                                                       14,785
    Distribution and services fees--Class B                                                          5,563,778
    Audit and tax services                                                                              19,947
    Legal                                                                                               19,434
    Trustee fees and expenses                                                                           18,375
    Insurance                                                                                            5,456
    Other                                                                                                5,027
                                                                                                 -------------
       Total expenses                                                                                7,159,133
                                                                                                 -------------
       Net investment income                                                                        54,653,304
                                                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
       Investments                                                                                 (40,032,847)
       Capital gain distributions from Underlying Portfolios                                        98,782,981
                                                                                                 -------------
    Net realized gain on investments and capital gain distributions from Underlying Portfolios      58,750,134
                                                                                                 -------------
    Net change in unrealized depreciation on:
       Investments                                                                                (778,881,328)
                                                                                                 -------------
    Net change in unrealized depreciation on investments                                          (778,881,328)
                                                                                                 -------------
    Net realized and unrealized loss on investments                                               (720,131,194)
                                                                                                 -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                       $(665,477,890)
                                                                                                 =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


METLIFE MODERATE STRATEGY PORTFOLIO
                                                                           YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              2008            2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   54,653,304  $   27,657,242
   Net realized gain on investments and capital gain distributions
       from Underlying Portfolios                                            58,750,134      69,732,801
   Net change in unrealized appreciation (depreciation) on investments     (778,881,328)     14,584,986
                                                                         --------------  --------------
   Net increase (decrease) in net assets resulting from operations         (665,477,890)    111,975,029
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                    (20,354)        (20,253)
     Class B                                                                (39,083,679)    (38,162,190)
   From net realized gains
     Class A                                                                    (27,369)        (23,866)
     Class B                                                                (59,210,473)    (49,140,175)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                  (98,341,875)    (87,346,484)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                    330,375         105,934
     Class B                                                                704,845,608     776,307,967
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                     47,723          44,119
     Class B                                                                 98,294,152      87,302,365
   Cost of shares repurchased
     Class A                                                                    (53,370)       (129,830)
     Class B                                                               (376,422,302)   (316,712,509)
                                                                         --------------  --------------
   Net increase in net assets from capital share transactions               427,042,186     546,918,046
                                                                         --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (336,777,579)    571,546,591
   Net assets at beginning of period                                      2,252,824,700   1,681,278,109
                                                                         --------------  --------------
   Net assets at end of period                                           $1,916,047,121  $2,252,824,700
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   76,880,582  $   39,103,916
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS A
METLIFE MODERATE STRATEGY PORTFOLIO                                         -----------------------------------
                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                            -----------------------------------
                                                                              2008     2007      2006    2005(B)
                                                                            -------   ------  ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD....................................... $ 11.73   $11.58  $10.57     $ 9.91
                                                                            -------   ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)...................................................    0.27     0.20    0.19       1.25
Net Realized/Unrealized Gain (Loss) on Investments.........................   (3.22)    0.54    0.93      (0.44)
                                                                            -------   ------  ------     ------
Total from Investment Operations...........................................   (2.95)    0.74    1.12       0.81
                                                                            -------   ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................   (0.21)   (0.27)  (0.02)     (0.13)
Distributions from Net Realized Capital Gains..............................   (0.28)   (0.32)  (0.09)     (0.02)
                                                                            -------   ------  ------     ------
Total Distributions........................................................   (0.49)   (0.59)  (0.11)     (0.15)
                                                                            -------   ------  ------     ------
NET ASSET VALUE, END OF PERIOD............................................. $  8.29   $11.73  $11.58     $10.57
                                                                            =======   ======  ======     ======
TOTAL RETURN                                                                 (26.19)%   6.49%  10.62%      8.16%
Ratio of Expenses to Average Net Assets After Reimbursement(f).............    0.07 %   0.07%   0.09%      0.09%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)    0.07 %   0.07%   0.09%(e)   0.09%*
Ratio of Net Investment Income to Average Net Assets(h)....................    2.74 %   1.73%   1.76%     17.59%*
Portfolio Turnover Rate....................................................    21.6 %   18.1%   22.2%      22.6%
Net Assets, End of Period (in millions).................................... $   0.9   $  0.9  $  0.9     $  0.3


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD
ENDED:

                                                                          CLASS B
METLIFE MODERATE STRATEGY PORTFOLIO                --------------------------------------------------
                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                      2008      2007        2006       2005     2004(C)
                                                   --------   --------  --------     --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  11.70   $  11.56  $  10.57     $  10.11  $10.00
                                                   --------   --------  --------     --------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................     0.25       0.16      0.30         0.22    0.36
Net Realized/Unrealized Gain (Loss) on Investments    (3.23)      0.55      0.78         0.37   (0.11)
                                                   --------   --------  --------     --------  ------
Total from Investment Operations..................    (2.98)      0.71      1.08         0.59    0.25
                                                   --------   --------  --------     --------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............    (0.18)     (0.25)    (0.00)+      (0.11)  (0.14)
Distributions from Net Realized Capital Gains.....    (0.28)     (0.32)    (0.09)       (0.02)     --
                                                   --------   --------  --------     --------  ------
Total Distributions...............................    (0.46)     (0.57)    (0.09)       (0.13)  (0.14)
                                                   --------   --------  --------     --------  ------
NET ASSET VALUE, END OF PERIOD.................... $   8.26   $  11.70  $  11.56     $  10.57  $10.11
                                                   ========   ========  ========     ========  ======
TOTAL RETURN                                         (26.42)%     6.21%    10.23%        5.81%   2.55%
Ratio of Expenses to Average Net Assets After
 Reimbursement(f).................................     0.32 %     0.32%     0.35%        0.35%   0.35%*
Ratio of Expenses to Average Net Assets Before
 Reimbursement and Rebates(g).....................     0.32 %     0.32%     0.35%(e)     0.35%   0.45%*
Ratio of Net Investment Income to Average Net
 Assets(h)........................................     2.45 %     1.40%     2.70%        2.14%  22.53%*
Portfolio Turnover Rate...........................     21.6 %     18.1%     22.2%        22.6%    0.0%(d)
Net Assets, End of Period (in millions)........... $1,915.1   $2,251.9  $1,680.4     $1,170.1  $500.3

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.
(c) Commencement of operations--11/04/2004.
(d) For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e) Excludes the effect of deferred expense reimbursement.
(f) The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g) See Note 3 of the Notes to Financial Statements.
(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MetLife Moderate Strategy Portfolio (the "Portfolio"), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying Portfolios are valued at their closing daily net asset value.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the "Board") and has overall responsibility for the general management and administration of the Trust.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $1,488,266          0.10%   First $500 Million

                                  0.075%   $500 Million to $1 Billion

                                   0.05%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by an between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying Portfolios' fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                 Maximum Expense Ratio under Expense Limitation Agreement
                                 -------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.10%                        0.35%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                               Net Increase
              Beginning                                         in Shares     Ending
               Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ---------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008       80,858     30,243       4,334        (5,284)      29,293      110,151
 12/31/2007       79,091      9,060       3,830       (11,123)       1,767       80,858

 Class B

 12/31/2008  192,395,065 68,440,824   8,935,832   (37,986,831)  39,389,825  231,784,890
 12/31/2007  145,307,558 66,722,786   7,584,915   (27,220,194)  47,087,507  192,395,065

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $964,261,674        $--        $482,246,766

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $2,606,195,815   $629,230   $(690,241,224) $(689,611,994)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
    ----------------------- ----------------------- -----------------------
       2008        2007        2008        2007        2008        2007
    ----------- ----------- ----------- ----------- ----------- -----------

    $40,263,688 $38,452,860 $58,078,187 $48,893,624 $98,341,875 $87,346,484

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

   $76,898,492   $57,932,600  $(689,611,994)        $--         $(554,780,902)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios' Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Transactions in the Underlying Portfolios during the period ended December 31, 2008 in which the Portfolio had ownership are as follows:

                                                         Number of shares
                                                       held at December 31, Shares purchased  Shares sold during
Security Description                                           2007         during the period     the period
--------------------                                   -------------------- ----------------- ------------------

BlackRock High Yield Portfolio (Class A)                     5,372,267          1,663,055           (813,904)

Clarion Real Estate (Class A)                                3,059,540          2,499,803           (385,787)

Davis Venture Value Portfolio (Class A)                      3,731,082          1,492,978           (887,028)

Goldman Sachs Mid-Cap Value Portfolio (Class A)              3,365,800          1,772,970           (296,629)

Harris Oakmark International Portfolio (Class A)             2,585,496          2,141,583           (177,787)

Jennison Growth Portfolio (Class A)                          3,395,754          1,792,431           (332,506)

Julius Baer International Stock Portfolio ( Class A)                --          5,211,565           (189,126)

Lazard Mid Cap Portfolio (Class A)                           5,355,531          3,234,961           (316,340)

Legg Mason Value Equity Portfolio (Class A)                 10,537,586          6,880,005         (1,687,629)

Loomis Sayles Global Markets Portfolio (Class A)             7,011,924          4,410,854           (755,831)

Lord Abbett Bond Debenture Portfolio (Class A)              14,153,367          3,799,483         (2,245,661)

Lord Abbett Growth and Income Portfolio (Class A)            5,493,104          2,763,881         (1,176,400)

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                         --          3,753,942            (26,106)

MFS Emerging Markets Equity Portfolio (Class A)              3,188,915          4,287,156           (371,630)

MFS Research International Portfolio (Class A)               4,733,440          2,249,706         (3,732,871)

PIMCO Inflation Protected Bond Portfolio (Class A)          14,387,291          5,743,654         (4,640,563)

PIMCO Total Return Portfolio (Class A)                      33,160,722         11,001,288        (12,072,052)

Rainier Large Cap Equity Portfolio (Class A)                 6,973,319          3,586,987           (702,803)

T.Rowe Price Mid Cap Growth Portfolio (Class A)              6,975,946          3,833,168         (3,445,789)

Third Avenue Small Cap Value Portfolio (Class A)             5,567,505          2,091,194         (2,172,428)

Turner Mid Cap Growth Portfolio (Class A)                    3,109,770          2,275,294           (286,982)

Van Eck Global Natural Resources Portfolio (Class A)                --          1,878,547            (14,143)

Van Kampen Comstock Portfolio (Class A)                     13,749,063          6,270,091           (783,794)

Western Asset Management U.S. Government Portfolio
  (Class A)                                                 14,358,380          3,638,614         (5,448,713)

                                                         Number of shares
                                                       held at December 31,
Security Description                                           2008
--------------------                                   --------------------

BlackRock High Yield Portfolio (Class A)                     6,221,418

Clarion Real Estate (Class A)                                5,173,556

Davis Venture Value Portfolio (Class A)                      4,337,032

Goldman Sachs Mid-Cap Value Portfolio (Class A)              4,842,141

Harris Oakmark International Portfolio (Class A)             4,549,292

Jennison Growth Portfolio (Class A)                          4,855,679

Julius Baer International Stock Portfolio ( Class A)         5,022,439

Lazard Mid Cap Portfolio (Class A)                           8,274,152

Legg Mason Value Equity Portfolio (Class A)                 15,729,962

Loomis Sayles Global Markets Portfolio (Class A)            10,666,947

Lord Abbett Bond Debenture Portfolio (Class A)              15,707,189

Lord Abbett Growth and Income Portfolio (Class A)            7,080,585

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                  3,727,836

MFS Emerging Markets Equity Portfolio (Class A)              7,104,441

MFS Research International Portfolio (Class A)               3,250,275

PIMCO Inflation Protected Bond Portfolio (Class A)          15,490,382

PIMCO Total Return Portfolio (Class A)                      32,089,958

Rainier Large Cap Equity Portfolio (Class A)                 9,857,503

T.Rowe Price Mid Cap Growth Portfolio (Class A)              7,363,325

Third Avenue Small Cap Value Portfolio (Class A)             5,486,271

Turner Mid Cap Growth Portfolio (Class A)                    5,098,082

Van Eck Global Natural Resources Portfolio (Class A)         1,864,404

Van Kampen Comstock Portfolio (Class A)                     19,235,360

Western Asset Management U.S. Government Portfolio
  (Class A)                                                 12,548,281

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


10. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS - CONTINUED

                                                                             Net Realized Gain
                                                                             (Loss) on Capital
                                                         Net Realized Gain   Gain Distributions  Income earned from
                                                       (Loss) on Investments  from Affiliates   affiliate during the
Security Description                                     during the period   during the period         period        Ending Value
--------------------                                   --------------------- ------------------ -------------------- ------------

BlackRock High Yield Portfolio (Class A)                   $   (995,111)        $        --         $ 3,429,510      $ 36,146,439

Clarion Real Estate (Class A)                                   (87,546)          4,186,252             864,095        38,284,313

Davis Venture Value Portfolio (Class A)                       4,946,351             721,888           1,734,191        94,243,717

Goldman Sachs Mid Cap Value Portfolio (Class A)                (291,125)          3,583,122             474,104        38,688,705

Harris Oakmark International Portfolio (Class A)               (766,149)          7,046,694             823,060        38,987,427

Jennison Growth Portfolio (Class A)                            (442,764)          3,777,809           1,095,526        37,922,853

Julius Baer International Stock Portfolio ( Class A)           (689,518)                 --                  --        39,175,021

Lazard Mid Cap Portfolio (Class A)                           (1,590,330)          4,883,451             801,580        57,339,876

Legg Mason Value Equity Portfolio (Class A)                  (8,210,270)          4,184,710             307,003        72,200,525

Loomis Sayles Global Markets Portfolio (Class A)                  5,142           5,610,534           4,349,113        77,762,041

Lord Abbett Bond Debenture Portfolio (Class A)               (3,871,673)          2,785,359           8,030,630       152,988,015

Lord Abbett Growth and Income Portfolio (Class A)            (4,005,348)         15,399,850           2,720,572       116,404,831

Met/Dimensional International Small Capital Portfolio
  (Class A)                                                     (30,804)                 --                  --        37,874,816

MFS Emerging Markets Equity Portfolio (Class A)                (245,046)          4,599,533             685,279        40,850,537

MFS Research International Portfolio (Class A)              (20,001,457)          7,061,704           1,393,394        24,084,533

PIMCO Inflation Protected Bond Portfolio (Class A)               (6,593)            335,746           6,358,899       152,270,458

PIMCO Total Return Portfolio (Class A)                       (1,555,549)         10,176,262          16,726,545       372,243,512

Rainier Large Cap Equity Portfolio (Class A)                   (841,580)            777,128                  --        56,877,795

T.Rowe Price Mid Cap Growth Portfolio (Class A)               2,413,487           7,863,073              44,737        39,025,621

Third Avenue Small Cap Value Portfolio (Class A)               (679,134)          6,193,546             942,473        56,453,729

Turner Mid Cap Growth Portfolio (Class A)                        29,890           3,952,286                 138        37,317,962

Van Eck Global Natural Resources Portfolio (Class A)            (26,297)                 --                  --        18,103,367

Van Kampen Comstock Portfolio (Class A)                      (1,297,935)          5,644,034           2,978,654       131,762,217

Western Asset Management U.S. Government Portfolio
  (Class A)                                                  (1,793,488)                 --           8,052,933       149,575,511

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Moderate Strategy Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











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* "Interested person" of the Trust (as that term is defined in the 1940 Act).
  Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

METLIFE MODERATE STRATEGY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF THE MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MetLife Moderate Strategy Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ As the Manager has the day to day responsibility for managing the MetLife Moderate Strategy Portfolio's investments, the Board only approved a Management Agreement with respect to the MetLife Moderate Strategy Portfolio.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Advisers' personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers, or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

With respect to the Asset Allocation Portfolios, the Board noted that the Manager has hired, at its own cost, Morningstar Associates, LLC ("Morningstar"), an independent consultant, to provide research and consulting services with respect to the periodic asset allocation targets for each of the Asset Allocation Portfolios and to investments in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Underlying Portfolios"), which may assist the Manager with the selection of Underlying Portfolios for inclusion in each Asset Allocation Portfolio. Additionally, the Board considered that an Investment Committee, consisting of investment professionals from across MetLife, meets at least quarterly to review the asset allocations and discuss the performance of the Asset Allocation Portfolios.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar. The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MetLife Moderate Strategy Portfolio, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the Dow Jones Moderate Index, for both the one- and three-year periods. The Board noted that the Portfolio's benchmark was changed in August, 2007. The Board also took into account Morningstar's report with respect to the Portfolio. The Board took into account management's discussion of the Portfolio's performance, including with respect to the benchmark. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management fees, advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MetLife Moderate Strategy Portfolio, Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalization median of the Expense Group at the Portfolio's current size. After consideration of all of the relevant factors, the Board concluded that the management fee is consistent with industry norms and is fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the advisory fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MetLife Moderate Strategy Portfolio, Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for each of the Asset Allocation Portfolios and concluded that the management fee to be paid to the Manager with respect to each Asset Allocation Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the Underlying Portfolios of the Asset Allocation Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Asset Allocation Portfolios and those of their Underlying Portfolios.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                    DECEMBER 31, 2008
          MET INVESTORS SERIES TRUST
          MFS(R) EMERGING MARKETS EQUITY PORTFOLIO


          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (55.38)% and (55.53)% for Class A and B Shares, respectively, versus (53.33)% for its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EMF) Index/SM1/.

MARKET ENVIRONMENT/CONDITIONS

The U.S. economy and financial markets experienced significant deterioration and extraordinary volatility over the reporting period. U.S. economic growth slowed significantly, despite the short-term bounce from the second quarter fiscal stimulus. Strong domestic headwinds included accelerated deterioration in the housing market, anemic corporate investment, a markedly weaker job market, and a much tighter credit environment. During the second half of the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JPMorgan, the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac, the bankruptcy of investment bank Lehman Brothers, the Federal Reserve Bank's complex intervention of insurance company American International Group (AIG), the nationalization of several large European banks, the failure of Washington Mutual, and the distressed sale of Wachovia. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst dislocation since the beginning of the credit crisis.

While reasonably resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic softening, the more powerful engine of global growth--emerging markets--also began to display weakening dynamics.

During the reporting period, the U.S. Federal Reserve Board cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. federal government moved quickly to design and implement a meaningful fiscal stimulus package. Although several other global central banks also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth. Only late in the reporting period did slowing global growth result in a precipitous decline in commodity prices, which began to ease inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated rate cut marked the beginning of much more aggressive easing by the major global central banks.

PORTFOLIO REVIEW/CURRENT POSITIONING

Security selection in the BASIC MATERIALS sector was the primary detractor from performance relative to the MSCI Emerging Markets Index over the reporting period. Holdings of metal and mining companies, Mechel Oao and Evraz Group/(a)/, were among the portfolio's top relative detractors over the reporting period.

Stock selection and to a lesser extent, an overweighted position, in the SPECIAL PRODUCTS AND SERVICES sector also hindered relative returns. Holdings of poor-performing real estate brokerage firm LPS Brasil held back relative results.

The portfolio's overweighted positioning in the ENERGY sector hurt relative performance. Shares of natural gas producer Gazprom and integrated oil company LUKOIL/(b)/ were among the portfolio's top detractors within this sector.

Securities in other sectors that held back relative returns included life insurance company China Life Insurance/(b)/, meat production and processing company Cherkizovo Group/(a)(b)/, mobile phone services provider Vimpel Communications, Hungarian financial services company OTP Bank/(a)(b)/, and homebuilder Sare Holding/(a)/.

Stock selection in the TECHNOLOGY sector boosted relative performance. Shares of semiconductor firm Taiwan Semiconductor were among the Portfolio's top relative contributors.

Stock selection in the RETAILING sector also aided relative returns. Positioning in investment holding company Lewis Group and women clothing retailer Foschini did help relative results over the reporting period.

Elsewhere, the Portfolio's positioning in state-owned telecom operator China Telecom Corp/(a)(b)/, commercial bank Sberbank/(b)/, and cosmetics firm Natura Cosmeticos bolstered relative performance. An overweighted position in mobile phone services provider Egypt Mobile Phone/(b)/ and telecommunications firm Chunghwa Telecom and MTN Group also helped.

The Portfolio's cash position was also a contributor to relative performance. The Portfolio held cash to buy new holdings and to provide liquidity. During the period, equity markets declined, as measured by the Portfolio's benchmark, and a cash position helped performance versus the benchmark, which has no cash position.

NICHOLAS SMITHIE
Portfolio Manager, Investment Officer
JOSE LUIS GARCIA
Portfolio Manager for Latin American Securities
MASSACHUSETTS FINANCIAL SERVICES COMPANY

--------
/1/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free"

--------
MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

/(a)/ Security is not a benchmark constituent.

/(b)/ Security was not held in the Portfolio at period end.

--------------------------------------------------------------------------------

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MFS(R) EMERGING MARKETS EQUITY PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



Mr. Smithie joined MFS(R) in 1998 as an equity research analyst and has managed the Portfolio since its inception. Prior to joining MFS(R), he worked for two-and-a-half years as a Global Emerging Markets Portfolio Manager for Gartmore Investment Management, two years as an Assistant Manager in the Developing Country Finance Group for West Merchant Bank, one year as a Consultant for Republic National Bank of New York, and four years as a Chartered Account for Coopers & Lybrand.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                             Percent of
         Description                                         Net Assets
         --------------------------------------------------------------
         Samsung Electronics Co., Ltd.                         4.43%
         --------------------------------------------------------------
         China Mobile (Hong Kong), Ltd.                        4.26%
         --------------------------------------------------------------
         Teva Pharmaceutical Industries, Ltd. (ADR)            3.78%
         --------------------------------------------------------------
         Petroleo Brasileiro S.A. (ADR)                        3.68%
         --------------------------------------------------------------
         Companhia Vale do Rio Doce (ADR)                      2.88%
         --------------------------------------------------------------
         Gazprom (ADR)                                         2.56%
         --------------------------------------------------------------
         Industrial and Commercial Bank of China, Ltd.         2.37%
         --------------------------------------------------------------
         MTN Group, Ltd.                                       2.12%
         --------------------------------------------------------------
         America Movil S.A.B. de C.V. (ADR)                    1.95%
         --------------------------------------------------------------
         Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    1.94%
         --------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]


Brazil                          13.7%
Taiwan                           9.8%
South Africa                     9.4%
Hong Kong                        8.6%
Russia                           7.2%
China                            6.9%
Mexico                           6.4%
South Korea                      6.1%
Israel                           5.5%
Others                          26.4%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

              MFS(R) EMERGING MARKETS EQUITY PORTFOLIO MANAGED BY
      MASSACHUSETTS FINANCIAL SERVICES COMPANY VS. MORGAN STANLEY CAPITAL
            INTERNATIONAL (MSCI) EMERGING MARKETS (EMF) INDEX/SM1/
                           Growth Based on $10,000+

                                    [CHART]

                  MFS(R) Emerging
                  Markets Equity                 MSCI Emerging
                Portfolio -- Class A        Markets Free Index/SM//1/
                --------------------        -------------------------
  5/1/2006            $10,000                        $10,000
12/31/2006             10,604                         11,014
12/31/2007             14,520                         15,396
12/31/2008              6,479                          7,208




    --------------------------------------------------------------------------
                                              Average Annual Return/2/
                                              (for the period ended 12/31/08)
    --------------------------------------------------------------------------
                                                               Since
                                              1 year        Inception/3/
    --------------------------------------------------------------------------
    MFS(R) Emerging Markets Equity
--  Portfolio--Class A                        -55.38%         -15.01%
    Class B                                   -55.53%         -15.26%
    --------------------------------------------------------------------------
    Morgan Stanley Capital International
- - (MSCI) Emerging Markets (EMF) Index/SM1/  -53.33%         -11.75%
    --------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 4/30/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO     ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  488.90        $4.30
  Hypothetical (5% return before expenses)      1,000.00      1,019.36         5.84
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  488.00        $5.24
  Hypothetical (5% return before expenses)      1,000.00      1,018.10         7.10
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 1.15%% and 1.40% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


 -----------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                  SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 COMMON STOCKS - 95.1%
 BERMUDA - 0.6%
 Credicorp, Ltd....................................       37,250 $   1,861,010
 Dufry South America, Ltd. (BDR)...................      255,420     1,821,048
                                                                 -------------
                                                                     3,682,058
                                                                 -------------
 BRAZIL - 10.2%
 BM&F BOVESPA S.A..................................      589,900     1,552,272
 Brasil Brokers Participacoes*.....................      898,700       648,720
 Companhia Vale do Rio Doce (ADR)(a)...............    1,374,480    16,644,953
 CSU Cardsystem S.A.*..............................    1,070,380     1,062,589
 Diagnosticos da America S.A.......................      117,700     1,145,902
 Empresa Brasileira de Aeronautica S.A. (ADR)......       59,560       965,468
 Equatorial Energia S.A............................      217,600       951,117
 Kroton Educacional S.A.*..........................      183,600       977,136
 LPS Brasil-Consultoria de Imoveis S.A.............      229,803       660,544
 Natura Cosmeticos S.A.............................      229,750     1,891,547
 OdontoPrev S.A....................................      239,900     2,388,757
 Petroleo Brasileiro S.A. (ADR)....................      866,380    21,217,646
 Redecard S.A......................................      253,600     2,827,617
 Totvs S.A.........................................       67,300     1,072,218
 Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)...       74,770     4,831,637
                                                                 -------------
                                                                    58,838,123
                                                                 -------------
 CAYMAN ISLANDS - 1.5%
 Chaoda Modern Agriculture (Holdings), Ltd.........    6,283,680     4,045,105
 Hengan International Group Co., Ltd...............    1,400,000     4,514,105
                                                                 -------------
                                                                     8,559,210
                                                                 -------------
 CHILE - 0.7%
 Banco Santander Chile S.A. (ADR)..................      113,740     3,984,312
                                                                 -------------
 CHINA - 6.8%
 Bank of China, Ltd................................   17,793,000     4,906,436
 Bank of Communications Co., Ltd...................    4,392,000     3,199,018
 China Construction Bank Corp......................   18,771,000    10,387,642
 China Merchants Bank Co., Ltd.....................    1,841,000     3,451,474
 China Oilfield Services, Ltd......................    4,264,000     3,476,205
 Industrial and Commercial Bank of China, Ltd......   25,708,000    13,662,982
                                                                 -------------
                                                                    39,083,757
                                                                 -------------
 COLOMBIA - 0.2%
 Bancolombia S.A. (ADR)............................       62,590     1,461,477
                                                                 -------------
 CZECH REPUBLIC - 2.0%
 CEZ...............................................      212,000     8,661,775
 Komercni Banka a.s................................       19,177     2,981,067
                                                                 -------------
                                                                    11,642,842
                                                                 -------------
 EGYPT - 1.0%
 Egyptian Co. for Mobile Services..................      171,643     4,537,464
 Orascom Construction Industries...................       53,849     1,364,401
                                                                 -------------
                                                                     5,901,865
                                                                 -------------

 -----------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                  SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 ESTONIA - 0.4%
 AS Eesti Telekom (GDR)............................      140,030 $   2,277,392
                                                                 -------------
 HONG KONG - 8.5%
 China Mobile, Ltd.................................    2,423,000    24,566,324
 China Mobile, Ltd. (ADR)(a).......................      215,290    10,947,497
 China Unicom, Ltd. (ADR)(a).......................      274,280     3,346,216
 CNOOC, Ltd........................................   10,632,000    10,103,487
                                                                 -------------
                                                                    48,963,524
                                                                 -------------
 HUNGARY - 0.5%
 Magyar Telekom Telecommunications Plc (ADR).......      187,700     2,635,308
                                                                 -------------
 INDIA - 3.3%
 Bharat Heavy Electricals, Ltd.....................          210         5,928
 Gail India, Ltd...................................      921,025     3,958,292
 Infosys Technologies, Ltd. (ADR)(a)...............      286,600     7,041,762
 Larsen & Toubro, Ltd..............................      170,165     2,715,328
 Oil & Natural Gas Corp., Ltd......................      171,008     2,356,257
 Ranbaxy Laboratories, Ltd.........................      554,620     2,881,485
                                                                 -------------
                                                                    18,959,052
                                                                 -------------
 INDONESIA - 4.0%
 PT Astra International Tbk........................    2,456,500     2,478,143
 PT Bank Central Asia Tbk..........................   13,293,000     4,022,145
 PT Bank Rakyat Indonesia Tbk......................    6,484,000     2,866,034
 PT Bumi Resources Tbk.............................   11,250,500       970,778
 PT Hanjaya Mandala Sampoerna Tbk..................    3,222,500     2,416,338
 PT International Nickel Indonesia Tbk.............    8,002,500     1,448,074
 PT Telekomunikasi Indonesia Tbk...................    9,094,500     5,915,164
 PT Unilever Indonesia Tbk.........................    4,262,500     3,096,410
                                                                 -------------
                                                                    23,213,086
                                                                 -------------
 ISRAEL - 5.4%
 Bezeq Israeli Telecommunication Corp., Ltd........    1,850,600     3,041,368
 Israel Chemicals, Ltd.............................      534,820     3,739,177
 Makhteshim-Agan Industries, Ltd...................      776,420     2,534,997
 Teva Pharmaceutical Industries, Ltd. (ADR)(a).....      512,100    21,800,097
                                                                 -------------
                                                                    31,115,639
                                                                 -------------
 LUXEMBOURG - 0.4%
 Evraz Group S.A. (GDR)............................       60,960       524,256
 Tenaris S.A. (ADR)(a).............................       82,690     1,734,836
                                                                 -------------
                                                                     2,259,092
                                                                 -------------
 MALAYSIA - 2.3%
 Asiatic Development Berhad........................    2,374,400     2,445,986
 Genting Berhad....................................    3,247,500     3,489,164
 Public Bank Berhad................................    1,250,000     3,170,497
 Tradewinds (Malaysia) Berhad......................    4,630,300     4,026,944
                                                                 -------------
                                                                    13,132,591
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                  SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 MEXICO - 6.3%
 America Movil S.A.B. de C.V. (ADR)................      363,600 $  11,267,964
 Bolsa Mexicana de Valores S.A. de C.V.*...........      315,300       227,678
 Corporacion Moctezuma S.A.B. de C.V...............    2,140,200     3,322,692
 Desarrolladora Homex S.A. de C.V. (ADR)*(a).......       53,300     1,216,839
 Genomma Lab Internacional S.A. de C.V.*...........    4,135,700     2,881,865
 Grupo Continental S.A.............................    1,605,100     2,654,207
 Grupo Financiero Banorte S.A.B. de C.V.(a)........    1,303,500     2,353,143
 Grupo Mexico S.A. de C.V..........................    4,240,917     2,725,505
 Grupo Televisa S.A. (ADR).........................      362,750     5,419,485
 Kimberly-Clark de Mexico, S.A.B. de C.V. - Class
   A(a)............................................      558,680     1,855,745
 SARE Holding S.A. de C.V. *(a)....................    5,478,200     1,163,007
 Urbi, Desarrollos Urbanos, S.A. de C.V.*..........      809,630     1,104,958
                                                                 -------------
                                                                    36,193,088
                                                                 -------------
 PANAMA - 0.3%
 Copa Holdings S.A. - Class A......................       60,050     1,820,716
                                                                 -------------
 PHILIPPINES - 3.3%
 Ayala Land, Inc...................................   23,286,200     3,220,081
 Globe Telecom, Inc................................      170,530     2,770,583
 Manila Water Co...................................   35,054,000    10,061,534
 Philippine Long Distance Telephone Co.............       65,770     3,021,364
                                                                 -------------
                                                                    19,073,562
                                                                 -------------
 POLAND - 1.3%
 Bank Pekao S.A....................................       75,470     3,229,527
 Powszechna Kasa Oszczednosci Bank Polski S.A......      350,960     4,204,563
                                                                 -------------
                                                                     7,434,090
                                                                 -------------
 RUSSIA - 7.0%
 Gazprom (ADR).....................................    1,030,950    14,776,613
 LUKOIL (ADR)(a)...................................      326,560    10,466,248
 Mechel (ADR)(a)...................................      182,560       730,240
 Mobile Telesystems (ADR)..........................      178,230     4,755,176
 NovaTek OAO (GDR).................................      165,200     3,195,349
 Novolipetk Steel (GDR)............................      127,190     1,297,338
 Rosneft Oil Co. (GDR)*............................      903,150     3,386,812
 Vimpel-Communications (ADR)(a)....................      291,160     2,084,706
                                                                 -------------
                                                                    40,692,482
                                                                 -------------
 SINGAPORE - 0.5%
 Keppel Corp., Ltd.................................      868,000     2,630,790
                                                                 -------------
 SOUTH AFRICA - 9.3%
 Foschini, Ltd.....................................      864,300     4,509,538
 Impala Platinum Holdings, Ltd.....................      327,230     4,828,201
 Lewis Group, Ltd..................................      833,738     4,354,996
 Massmart Holdings, Ltd............................      350,400     3,216,091
 MTN Group, Ltd....................................    1,036,383    12,262,330

 -----------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                  SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 SOUTH AFRICA - CONTINUED
 Nedbank Group, Ltd................................      306,500 $   3,193,567
 Pretoria Portland Cement Co., Ltd.................    1,144,547     3,903,815
 Standard Bank Group, Ltd..........................      757,985     6,867,296
 Telkom South Africa, Ltd..........................      268,170     3,351,516
 Truworths International, Ltd......................      872,300     3,238,732
 Woolworths Holdings, Ltd..........................    2,791,692     3,861,353
                                                                 -------------
                                                                    53,587,435
                                                                 -------------
 SOUTH KOREA - 6.0%
 KT&G Corp.*.......................................       63,542     3,973,196
 LG Chem, Ltd.*....................................       88,740     5,102,794
 Samsung Electronics Co., Ltd......................       70,435    25,576,199
                                                                 -------------
                                                                    34,652,189
                                                                 -------------
 TAIWAN - 9.6%
 Acer, Inc.........................................    2,779,000     3,643,625
 Cathay Financial Holding Co., Ltd.................    3,662,391     4,109,873
 Chunghwa Telecom Co., Ltd.........................    4,571,759     7,452,895
 Delta Electronics, Inc............................    2,050,400     3,990,132
 First Financial Holding Co., Ltd..................    6,889,560     3,652,049
 High Tech Computer Corp...........................      388,696     3,920,874
 MediaTek, Inc.....................................      661,880     4,471,142
 Siliconware Precision Industries Co. (ADR)(a).....      718,271     3,203,489
 Taiwan Semiconductor Manufacturing Co., Ltd.......    7,298,755     9,990,027
 Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    1,414,507    11,174,605
                                                                 -------------
                                                                    55,608,711
                                                                 -------------
 THAILAND - 1.9%
 PTT Exploration and Production Public Co., Ltd....    1,135,800     3,488,586
 Siam Cement Public Co., Ltd.......................    1,345,100     4,275,118
 Siam Commercial Bank Public Co., Ltd..............    2,326,400     3,277,562
                                                                 -------------
                                                                    11,041,266
                                                                 -------------
 TURKEY - 1.8%
 Tupras-Turkiye Petrol Rafinerileri A.S............      250,594     2,648,854
 Turkcell Iletisim Hizmetleri A.S. (ADR)(a)........      224,300     3,270,294
 Turkiye Garanti Bankasi A.S.*.....................    2,522,550     4,307,259
                                                                 -------------
                                                                    10,226,407
                                                                 -------------
 Total Common Stocks (Cost $804,691,002)                           548,670,064
                                                                 -------------

 PREFERRED STOCKS - 3.3%
 BRAZIL - 3.3%
 AES Tiete S.A.....................................      184,000     1,193,024
 Companhia de Bebidas das Americas (ADR)(a)........      121,110     5,366,384
 Duratex S.A.......................................      275,100     1,742,095

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
-------------------------------------------------------------------------------

BRAZIL - CONTINUED
Eletropaulo Metropolitana de Sao Paulo S.A........       482,580 $   5,412,247
Suzano Papel e Celulose S.A.*.....................       193,100     1,014,596
Universo Online S.A...............................       694,500     2,201,715
Usinas Siderurgicas de Minas Gerais S.A. - Class A       188,550     2,201,222
                                                                 -------------
                                                                    19,131,283
                                                                 -------------
Total Preferred Stocks (Cost $31,414,468)                           19,131,283
                                                                 -------------

SHORT-TERM INVESTMENTS - 7.3%
State Street Bank & Trust Co., Repurchase
  Agreement dated 12/31/08 at 0.010% to be
  repurchased at $7,694,004 on 01/02/09
  collateralized by $7,850,000 U.S. Treasury Bill
  at 0.010% due 02/19/09 with a value of
  $7,850,000...................................... $   7,694,000     7,694,000
State Street Navigator Securities Lending Trust
  Prime Portfolio(b)..............................    34,609,034    34,609,034
                                                                 -------------
Total Short-Term Investments (Cost $42,303,034)                     42,303,034
                                                                 -------------

TOTAL INVESTMENTS - 105.7% (Cost $878,408,504)                     610,104,381
                                                                 -------------

Other Assets and Liabilities (net) - (5.7)%                        (32,943,945)
                                                                 -------------

TOTAL NET ASSETS - 100.0%                                        $ 577,160,436
                                                                 =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
BDR - Brazilian Depositary Receipt
GDR - Global Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 12/31/2008 (UNAUDITED)

                                                       VALUE   PERCENT OF
      INDUSTRY                                         (000)   NET ASSETS
      -------------------------------------------------------------------
      Aerospace & Defense                             $    965    0.2%
      Airlines                                           1,821    0.3%
      Automobiles                                        2,478    0.4%
      Beverages                                          8,021    1.3%
      Building Products                                  1,742    0.3%
      Chemicals                                         11,377    2.0%
      Commercial Banks                                  91,871   15.9%
      Computers & Peripherals                            7,564    1.3%
      Construction & Engineering                         4,080    0.7%
      Construction Materials                            11,502    2.0%
      Diversified Consumer Services                        977    0.2%
      Diversified Financial Services                     1,780    0.3%
      Diversified Telecommunication Services            30,105    5.2%
      Electric Utilities                                15,025    2.6%
      Electrical Equipment                                   6    0.0%
      Electronic Equipment, Instruments & Components     3,990    0.7%
      Energy Equipment & Services                        5,211    0.9%
      Food & Staples Retailing                           3,216    0.6%
      Food Products                                     10,518    1.8%
      Gas Utilities                                      3,958    0.7%
      Health Care Providers & Services                   3,535    0.6%
      Hotels, Restaurants & Leisure                      3,489    0.6%
      Household Durables                                 3,485    0.6%
      Household Products                                 4,952    0.9%
      Independent Power Producers & Energy Traders       1,193    0.2%
      Industrial Conglomerates                           2,631    0.5%
      Insurance                                          4,110    0.7%
      Internet Software & Services                       2,202    0.4%
      IT Services                                       10,932    1.9%
      Media                                              5,419    0.9%
      Metals & Mining                                   30,400    5.3%
      Multiline Retail                                   3,861    0.7%
      Oil, Gas & Consumable Fuels                       72,611   12.6%
      Paper & Forest Products                            1,015    0.2%
      Personal Products                                  6,406    1.1%
      Pharmaceuticals                                   27,563    4.8%
      Real Estate Management & Development               4,529    0.8%
      Semiconductors & Semiconductor Equipment          54,415    9.4%
      Software                                           1,072    0.2%
      Specialty Retail                                  13,924    2.4%
      Tobacco                                            6,390    1.1%
      Water Utilities                                   10,061    1.7%
      Wireless Telecommunication Services               77,399   13.4%
                                                      --------   -----
                                                      $567,801   98.4%
                                                      ========   =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                         $220,632,167      $0            $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS    389,472,214       0             0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0       0             0
----------------------------------------------------------------------------------------
TOTAL                                          $610,104,381      $0            $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $ 602,410,381
   Repurchase Agreement                                                       7,694,000
   Cash                                                                             539
   Cash denominated in foreign currencies (c)                                   161,535
   Receivable for investments sold                                              567,508
   Receivable for Trust shares sold                                             367,984
   Dividends receivable                                                       1,435,860
   Interest receivable                                                                2
                                                                          -------------
       Total assets                                                         612,637,809
                                                                          -------------
LIABILITIES
   Payables for:
       Investments purchased                                                    161,690
       Trust shares redeemed                                                     91,439
       Distribution and services fees--Class B                                   27,881
       Collateral for securities on loan                                     34,609,034
       Management fee (Note 3)                                                  469,734
       Administration fee                                                         3,970
       Custodian and accounting fees                                             63,014
   Accrued expenses                                                              50,611
                                                                          -------------
       Total liabilities                                                     35,477,373
                                                                          -------------
NET ASSETS                                                                $ 577,160,436
                                                                          =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 994,304,582
   Accumulated net realized loss                                           (162,807,642)
   Unrealized depreciation on investments and foreign currency             (268,298,306)
   Undistributed net investment income                                       13,961,802
                                                                          -------------
       Total                                                              $ 577,160,436
                                                                          =============
NET ASSETS
   Class A                                                                $ 436,909,559
                                                                          =============
   Class B                                                                  140,250,877
                                                                          =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   76,037,660
                                                                          =============
   Class B                                                                   24,561,384
                                                                          =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        5.75
                                                                          =============
   Class B                                                                         5.71
                                                                          =============

----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $ 836,105,470
(b)Includes cash collateral for securities loaned of                         34,609,034
(c)Identified cost of foreign cash                                              159,311

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  23,179,570
   Interest (2)                                                                 586,787
                                                                          -------------
       Total investment income                                               23,766,357
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    6,675,682
   Administration fees                                                           47,394
   Custodian and accounting fees                                                699,332
   Distribution and services fees--Class B                                      339,209
   Audit and tax services                                                        31,840
   Legal                                                                         22,951
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                         86,048
   Insurance                                                                      1,892
   Other                                                                          7,170
                                                                          -------------
       Total expenses                                                         7,929,892
                                                                          -------------
   Net investment income                                                     15,836,465
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                         (161,442,953)
       Foreign currency                                                      (1,096,281)
                                                                          -------------
   Net realized loss on investments and foreign currency                   (162,539,234)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (398,714,779)
       Foreign currency                                                          (1,997)
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (398,716,776)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (561,256,010)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(545,419,545)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $   2,480,397
(2)Interest income includes securities lending net income of:                   505,027

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



MFS(R) EMERGING MARKETS EQUITY PORTFOLIO
                                                                                                 YEAR ENDED     YEAR ENDED
                                                                                                DECEMBER 31,   DECEMBER 31,
                                                                                                    2008           2007
                                                                                               -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $  15,836,465  $   7,858,662
    Net realized gain (loss) on investments and foreign currency                                (162,539,234)    70,024,714
    Net change in unrealized appreciation (depreciation) on investments and foreign currency    (398,716,776)    94,354,822
                                                                                               -------------  -------------
    Net increase (decrease) in net assets resulting from operations                             (545,419,545)   172,238,198
                                                                                               -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                      (7,713,482)      (326,330)
     Class B                                                                                      (1,095,523)       (17,936)
    From net realized gains
     Class A                                                                                     (51,772,072)            --
     Class B                                                                                      (7,966,418)            --
                                                                                               -------------  -------------
    Net decrease in net assets resulting from distributions                                      (68,547,495)      (344,266)
                                                                                               -------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                     356,885,130    238,426,111
     Class B                                                                                     240,263,935     76,438,630
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                      59,485,554        326,330
     Class B                                                                                       9,061,941         17,936
    Cost of shares repurchased
     Class A                                                                                     (67,523,998)  (195,541,525)
     Class B                                                                                     (58,726,178)   (31,647,831)
                                                                                               -------------  -------------
    Net increase in net assets from capital share transactions                                   539,446,384     88,019,651
                                                                                               -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            (74,520,656)   259,913,583
    Net assets at beginning of period                                                            651,681,092    391,767,509
                                                                                               -------------  -------------
    Net assets at end of period                                                                $ 577,160,436  $ 651,681,092
                                                                                               =============  =============
    Net assets at end of period includes undistributed net investment income                   $  13,961,802  $   8,025,345
                                                                                               =============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                            CLASS A
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO                                         ------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                                 ------------------------------
                                                                                   2008        2007     2006(B)
                                                                                 -------    ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD............................................ $ 14.39    $10.51      $10.00
                                                                                 -------    ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)........................................................    0.23      0.18        0.12
Net Realized/Unrealized Gain (Loss) on Investments..............................   (7.42)     3.71        0.48
                                                                                 -------    ------      ------
Total from Investment Operations................................................   (7.19)     3.89        0.60
                                                                                 -------    ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income............................................   (0.19)    (0.01)      (0.09)
Distributions from Net Realized Capital Gains...................................   (1.26)       --          --
                                                                                 -------    ------      ------
Total Distributions.............................................................   (1.45)    (0.01)      (0.09)
                                                                                 -------    ------      ------
NET ASSET VALUE, END OF PERIOD.................................................. $  5.75    $14.39      $10.51
                                                                                 =======    ======      ======
TOTAL RETURN                                                                      (55.38)%   36.93%       6.04%
Ratio of Expenses to Average Net Assets After Reimbursement.....................    1.11%     1.17%       1.30%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates........    1.11%     1.25%(c)    1.49%*
Ratio of Net Investment Income to Average Net Assets............................    2.34%     1.49%       1.91%*
Portfolio Turnover Rate.........................................................   107.6%    126.8%       58.2%
Net Assets, End of Period (in millions)......................................... $ 437.0    $572.9      $368.3

                                                                                            CLASS B
                                                                                 ------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                                 ------------------------------
                                                                                   2008        2007     2006(B)
                                                                                 -------    ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD............................................ $ 14.32    $10.49      $10.00
                                                                                 -------    ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)........................................................    0.21      0.13        0.07
Net Realized/Unrealized Gain (Loss) on Investments..............................   (7.39)     3.71        0.51
                                                                                 -------    ------      ------
Total from Investment Operations................................................   (7.18)     3.84        0.58
                                                                                 -------    ------      ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income............................................   (0.17)    (0.01)      (0.09)
Distributions from Net Realized Capital Gains...................................   (1.26)       --          --
                                                                                 -------    ------      ------
Total Distributions.............................................................   (1.43)    (0.01)      (0.09)
                                                                                 -------    ------      ------
NET ASSET VALUE, END OF PERIOD.................................................. $  5.71    $14.32      $10.49
                                                                                 =======    ======      ======
TOTAL RETURN                                                                      (55.53)%   36.62%       5.78%
Ratio of Expenses to Average Net Assets After Reimbursement.....................    1.38%     1.46%       1.55%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates........    1.38%     1.52%(c)    1.92%*
Ratio of Net Investment Income to Average Net Assets............................    2.21%     1.06%       1.12%*
Portfolio Turnover Rate.........................................................   107.6%    126.8%       58.2%
Net Assets, End of Period (in millions)......................................... $ 140.3    $ 78.8      $ 23.4

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MFS(R) Emerging Markets Equity Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2006 through 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $139,768,419 $139,768,419

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the portfolio and the Agent.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Massachusetts Financial Services Company (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $6,675,682         1.05%    First $250 Million

                                 1.00%    $250 Million to $500 Million

                                 0.85%    $500 Million to $1 Billion

                                 0.75%    Over $1 Billion

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                 Maximum Expense Ratio under current Expense Limitation Agreement
                                 ---------------------------------------------------------------
                                Class A                          Class B
                                -------                          -------

                                 1.30%                            1.55%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  39,821,776 38,440,613   4,751,243    (6,975,972)  36,215,884  76,037,660
 12/31/2007  35,045,066 20,329,464      28,701   (15,581,455)   4,776,710  39,821,776

 Class B

 12/31/2008   5,501,041 24,196,082     727,283    (5,863,022)  19,060,343  24,561,384
 12/31/2007   2,233,523  6,000,788       1,582    (2,734,852)   3,267,518   5,501,041

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--      $1,094,959,332       $--        $734,830,059

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

5. INVESTMENT TRANSACTIONS - CONTINUED


At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $901,447,727 $13,130,690  $(304,474,036) $(291,343,346)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $33,609,771 $34,609,034     $--     $34,609,034

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended December 31, 2008 and 2007 were as follows:

             Ordinary Income    Long-Term Capital Gain        Total
           -------------------- ---------------------- --------------------
              2008       2007      2008        2007       2008       2007
           ----------- --------  -----------   ----    ----------- --------

           $36,432,381 $344,266 $32,115,114    $--     $68,547,495 $344,266

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

   $13,954,444       $--      $(291,330,171)   $(139,768,419)   $(417,144,146)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS(R) Emerging Markets Equity Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS(R) Emerging Markets Equity Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

MFS EMERGING MARKETS EQUITY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MFS Emerging Markets Equity Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MFS Emerging Markets Equity Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-year period ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the MSCI EMF Index, for the same period. The Board noted the relatively short period since the Portfolio commenced operations. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MFS Emerging Markets Equity Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above and below the Expense Group median, respectively. The Board also considered that the Portfolio's total expenses were below the Expense Universe median and the Sub-advised Expense Universe median. The Board noted that the Portfolio's actual management fees were below the Expense Universe median and at the Sub-advised Expense Universe median. The Board further noted that the

Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MFS Emerging Markets Equity Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                   DECEMBER 31, 2008
          MET INVESTORS SERIES TRUST
          MFS(R) RESEARCH INTERNATIONAL PORTFOLIO


          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO             FOR THE YEAR ENDED 12/31/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (42.25)%, (42.36)% and (42.33)% for Class A, B and E Shares, respectively, versus (43.38)% and (45.53)% for its benchmarks, the MSCI EAFE(R) Index/1/ and MSCI AC (All Country) World Index ex-U.S./2/, respectively.

MARKET ENVIRONMENT/CONDITIONS

The U.S. economy and financial markets experienced significant deterioration and extraordinary volatility over the reporting period. U.S. economic growth slowed significantly, despite the short-term bounce from the second quarter fiscal stimulus. Strong domestic headwinds included accelerated deterioration in the housing market, anemic corporate investment, a markedly weaker job market, and a much tighter credit environment. During the second half of the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JPMorgan, the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac, the bankruptcy of investment bank Lehman Brothers, the Federal Reserve Bank's complex intervention of insurance company American International Group (AIG), the nationalization of several large European banks, the failure of Washington Mutual, and the distressed sale of Wachovia. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst dislocation since the beginning of the credit crisis.

While reasonably resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic softening, the more powerful engine of global growth--emerging markets--also began to display weakening dynamics.

During the reporting period, the U.S. Federal Reserve Board cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. federal government moved quickly to design and implement a meaningful fiscal stimulus package. Although several other global central banks also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth. Only late in the reporting period did slowing global growth result in a precipitous decline in commodity prices, which began to ease inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated rate cut marked the beginning of much more aggressive easing by the major global central banks.

PORTFOLIO REVIEW/CURRENT POSITIONING

Stock selection in the BASIC MATERIALS sector boosted performance relative to the MSCI EAFE Index. In this sector, the Portfolio's positioning in mining operator Rio Tinto (Australia) had a positive impact on relative results.

Although security selection in the INDUSTRIAL GOODS AND SERVICES sector also aided relative performance over the reporting period, no individual stocks within this sector were among the top contributors.

Stocks in other sectors that bolstered relative returns included pharmaceutical and diagnostic companies, Roche Holding (Switzerland) and Astellas Pharma/(a)/ (Japan), parcel delivery services company Yamato Holding (Japan), biopharmaceutical company Actelion (Switzerland), and railway services operator East Japan Railway. The Portfolio's positioning in financial services firm Royal Bank of Scotland/(a)/, fashion distributor Inditex (Spain), and telecommunications services company KDDI (Japan) also helped.

The Portfolio's cash position was also a contributor to relative performance. The Portfolio held cash to buy new holdings and to provide liquidity. During the period, equity markets declined, as measured by the Portfolio's benchmark, and a cash position helped performance versus the benchmark, which has no cash position.

Stock selection in the FINANCIAL SERVICES sector dampened performance relative to the benchmark. Holdings within this sector that detracted from results included financial services firms Anglo Irish Bank Corp./(a)/, Barclays (United Kingdom), Bank of Cyprus/(b)/, and BNP Paribas (France). The Portfolio's positioning in banking and financial services firms Erste Group Bank/(a)/ (Austria), Intesa Sanpaolo (Italy), and BOC Hong Kong Holdings/(a)/ also hurt.

Although a combination of an underweighted position and stock selection in the UTILITIES AND COMMUNICATIONS sector held back relative results, no individual stocks within this sector were among the top detractors.

--------
/1/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/ The MSCI AC (All Country) World Index ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity

--------
market performance in the global developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

/(a)/ Security was not held in the Portfolio at period end.

/(b)/ Security is not a benchmark constituent.


--------------------------------------------------------------------------------
                                      1

--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO             FOR THE YEAR ENDED 12/31/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


Elsewhere, holdings of information technology services company Satyam Computer Services/(a)(b)/ (India) hampered relative performance. Not owning automobile manufacturer Volkswagen (Germany) and integrated oil company BP (United Kingdom) also had a negative impact on relative results as both companies outperformed the benchmark.

TEAM MANAGED

The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   Roche Holdings AG                 3.18%
                   ------------------------------------------
                   Nestle S.A.                       3.03%
                   ------------------------------------------
                   E. On AG                          2.59%
                   ------------------------------------------
                   Total S.A.                        2.42%
                   ------------------------------------------
                   Royal Dutch Shell Plc--Class A    2.31%
                   ------------------------------------------
                   Vodafone Group Plc                2.14%
                   ------------------------------------------
                   Intesa Sanpaolo                   2.05%
                   ------------------------------------------
                   Akzo Nobel N.V.                   2.02%
                   ------------------------------------------
                   Axa                               1.86%
                   ------------------------------------------
                   Siemens AG                        1.82%
                   ------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Japan                         18.0%
France                        11.9%
United Kingdom                11.3%
Germany                       10.9%
Switzerland                   10.4%
Italy                          5.7%
Netherlands                    4.3%
Spain                          3.0%
Mexico                         2.6%
Others                        21.9%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO             FOR THE YEAR ENDED 12/31/08
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

              MFS(R) RESEARCH INTERNATIONAL PORTFOLIO MANAGED BY
MASSACHUSETTS FINANCIAL SERVICES COMPANY VS. MSCI EAFE(R) INDEX/1/ AND MSCI AC
                     (ALL COUNTRY) WORLD INDEX EX-U.S./2/
                           Growth Based on $10,000+

                                    [CHART]

               MFS(R) Research                              MSCI All Country
                International            MSCI EAFE(R)        World (Ex-U.S.)
             Portfolio -- Class B          Index/1/            Index/2/
             --------------------        ------------       ----------------
 2/12/2001         $10,000               $10,000             $10,000
12/31/2001           8,486                 8,205               8,250
12/31/2002           7,484                 6,920               7,040
12/31/2003           9,882                 9,630               9,955
12/31/2004          11,814                11,622              12,081
12/31/2005          13,754                13,251              14,148
12/31/2006          17,406                16,809              17,991
12/31/2007          19,719                18,764              21,071
12/31/2008          11,366                10,684              11,539




    -----------------------------------------------------------------
                                        Average Annual Return
                                   (for the period ended 12/31/08)/3/
    -----------------------------------------------------------------
                                                              Since
                                   1 year     3 Year 5 Year Inception
    -----------------------------------------------------------------
    MFS(R) Research International
    Portfolio--Class A             -42.25%    -5.93% 3.08%    2.53%
--  Class B                        -42.36%    -6.16% 2.84%    1.64%
    Class E                        -42.33%    -6.06% 2.94%    4.87%
    -----------------------------------------------------------------
- - MSCI EAFE(R) Index/1/          -43.38%    -7.35% 1.66%    0.43%
    -----------------------------------------------------------------
    MSCI AC (All Country) World
--  Index ex-U.S./2/               -45.53%    -6.98% 2.56%    1.43%
    -----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/The MSCI AC (All Country) World Index ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/01/01. Index returns are based on an inception date of 2/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO      ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  635.50        $3.25
  Hypothetical (5% return before expenses)      1,000.00      1,021.17         4.01
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  635.30        $4.28
  Hypothetical (5% return before expenses)      1,000.00      1,019.91         5.28
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  653.30        $3.86
  Hypothetical (5% return before expenses)      1,000.00      1,020.41         4.77
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79%, 1.04%, and 0.94% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 COMMON STOCKS - 98.2%
 AUSTRALIA - 2.5%
 Brambles, Ltd.....................................   3,890,361 $    20,214,860
 Paladin Energy, Ltd.*(a)..........................   2,236,489       3,924,353
 QBE Insurance Group, Ltd.(a)......................     568,450      10,333,051
                                                                ---------------
                                                                     34,472,264
                                                                ---------------
 BERMUDA - 0.5%
 Esprit Holdings, Ltd..............................   1,143,120       6,515,821
                                                                ---------------
 BRAZIL - 1.6%
 CSU Cardsystem S.A.*..............................     678,550         673,611
 Petroleo Brasileiro S.A. (ADR)....................     272,640       6,676,953
 Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)...     221,240      14,296,529
                                                                ---------------
                                                                     21,647,093
                                                                ---------------
 CANADA - 0.8%
 BCE, Inc..........................................     237,500       4,834,650
 Rogers Communications, Inc........................     211,920       6,281,209
                                                                ---------------
                                                                     11,115,859
                                                                ---------------
 CAYMAN ISLANDS - 0.4%
 Hengan International Group Co., Ltd.(a)...........   1,882,870       6,071,052
                                                                ---------------
 CHINA - 1.6%
 China Construction Bank Corp.(a)..................  40,130,000      22,207,452
                                                                ---------------
 CYPRUS - 0.6%
 Bank of Cyprus Public Co., Ltd....................   2,049,607       7,676,874
                                                                ---------------
 FINLAND - 0.6%
 Nokia OYJ.........................................     526,500       8,162,292
                                                                ---------------
 FRANCE - 11.8%
 Axa(a)............................................   1,154,040      25,728,974
 BNP Paribas.......................................     462,075      19,511,760
 Cap Gemini S.A....................................     160,320       6,179,272
 Compagnie Generale des Etablissements Michelin -
   Class B(a)......................................     105,250       5,518,699
 GDF Suez(a).......................................     417,225      20,663,905
 Groupe DANONE(a)..................................     328,366      19,818,519
 LVMH Moet Hennessy Louis Vuitton S.A.(a)..........     309,570      20,798,811
 Schneider Electric S.A.(a)........................     161,930      12,095,582
 Total S.A.........................................     615,910      33,577,978
                                                                ---------------
                                                                    163,893,500
                                                                ---------------
 GERMANY - 10.8%
 Bayer AG(a).......................................     297,430      17,472,453
 Beiersdorf AG(a)..................................     125,180       7,447,051
 Deutsche Boerse AG................................      87,720       6,388,848
 E. On AG..........................................     888,007      35,908,479
 Linde AG..........................................     229,680      19,436,320
 Merck KGaA........................................     225,330      20,486,447
 SAP AG............................................     356,020      12,759,447
 Siemens AG(a).....................................     336,030      25,168,802
 Symrise AG........................................     304,665       4,303,027
                                                                ---------------
                                                                    149,370,874
                                                                ---------------

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 HONG KONG - 1.8%
 China Unicom (Hong Kong), Ltd.....................   5,532,850 $     6,730,698
 CNOOC, Ltd.(a)....................................   5,041,170       4,790,575
 Hang Seng Bank, Ltd...............................     464,500       6,134,913
 Li & Fung, Ltd.(a)................................   4,449,030       7,675,987
                                                                ---------------
                                                                     25,332,173
                                                                ---------------
 INDIA - 1.1%
 HDFC Bank, Ltd. (ADR).............................     109,310       7,802,548
 NTPC, Ltd.........................................   2,022,410       7,549,130
                                                                ---------------
                                                                     15,351,678
                                                                ---------------
 IRELAND - 0.8%
 CRH Plc...........................................     440,540      11,118,200
                                                                ---------------
 ITALY - 5.6%
 Eni S.p.A.........................................     990,860      23,479,300
 Intesa Sanpaolo...................................   7,883,975      28,397,539
 Saipem S.p.A......................................     281,480       4,726,431
 Unione Di Banche Italiance SCPA(a)................   1,476,776      21,373,193
                                                                ---------------
                                                                     77,976,463
                                                                ---------------
 JAPAN - 17.9%
 Aeon Credit Service Co., Ltd.(a)..................   1,084,000      11,468,819
 Bridgestone Corp.(a)..............................     466,400       7,004,775
 Chiba Bank, Ltd. (The)............................   1,594,000       9,959,467
 Daiichi Sankyo Co., Ltd...........................     828,600      19,695,502
 Daiwa Securities Group, Inc.(a)...................   3,157,000      18,814,037
 East Japan Railway Co.............................       2,478      19,352,745
 GLORY, Ltd.(a)....................................     729,800      14,273,947
 Inpex Holdings, Inc.(a)...........................       1,366      10,792,153
 Japan Tobacco, Inc................................       3,771      12,487,302
 JGC Corp..........................................     384,000       5,777,419
 KDDI Corp.........................................       1,946      13,860,168
 Konica Minolta Holdings, Inc......................   1,309,000      10,143,148
 Lawson, Inc.......................................     111,800       6,447,740
 Mitsubishi Corp...................................     722,000      10,135,755
 Ricoh Co., Ltd....................................   1,381,000      17,587,550
 Shizuoka Bank, Ltd. (The).........................     845,000       9,788,184
 Sumitomo Mitsui Financial Group, Inc.(a)..........       4,085      17,695,242
 Tokyo Electron, Ltd.(a)...........................     205,300       7,209,780
 Tokyo Gas Co., Ltd................................     885,000       4,484,716
 Yamato Holdings Co., Ltd.(a)......................   1,658,000      21,619,152
                                                                ---------------
                                                                    248,597,601
                                                                ---------------
 MEXICO - 2.6%
 America Movil S.A.B. de C.V. (ADR)................     403,850      12,515,311
 Corporacion Moctezuma S.A.B. de C.V...............     639,960         993,547
 Grupo Aeroportuario del Pacifico S.A. de C.V.
   (ADR)(a)........................................      87,290       2,009,416
 Grupo Televisa S.A. (ADR).........................     791,380      11,823,217
 Kimberly-Clark de Mexico S.A. de C.V. - Class A...   1,729,990       5,746,438
 Urbi, Desarrollos Urbanos, S.A. de C.V.*..........   1,755,490       2,395,838
                                                                ---------------
                                                                     35,483,767
                                                                ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 NETHERLANDS - 4.3%
 Akzo Nobel N.V....................................     677,290 $    27,929,636
 ASML Holding N.V..................................     476,048       8,495,123
 Heineken N.V......................................     347,670      10,681,665
 TNT N.V...........................................     257,940       4,954,049
 Unilever N.V......................................     282,190       6,837,496
                                                                ---------------
                                                                     58,897,969
                                                                ---------------
 NORWAY - 1.0%
 StatoilHydro ASA(a)...............................     853,290      14,053,917
                                                                ---------------
 RUSSIA - 0.3%
 Gazprom (ADR)(a)..................................     273,240       3,916,351
                                                                ---------------
 SINGAPORE - 1.5%
 Keppel Corp., Ltd.................................   2,387,000       7,234,674
 Overseas-Chinese Banking Corp., Ltd...............   1,958,000       6,821,919
 United Overseas Bank, Ltd.(a).....................     788,000       7,113,323
                                                                ---------------
                                                                     21,169,916
                                                                ---------------
 SOUTH AFRICA - 0.7%
 Standard Bank Group, Ltd..........................   1,004,498       9,100,689
                                                                ---------------
 SOUTH KOREA - 1.1%
 LS Industrial Systems Co., Ltd.*..................     208,540       8,327,122
 Samsung Electronics Co., Ltd......................      20,836       7,565,921
                                                                ---------------
                                                                     15,893,043
                                                                ---------------
 SPAIN - 3.0%
 Inditex S.A.(a)...................................     429,220      18,972,089
 Telefonica S.A....................................   1,003,110      22,485,177
                                                                ---------------
                                                                     41,457,266
                                                                ---------------
 SWEDEN - 0.9%
 Assa Abloy AB - Class B(a)........................   1,061,040      12,039,059
                                                                ---------------
 SWITZERLAND - 10.4%
 Actelion, Ltd.*(a)................................     196,891      11,089,160
 Geberit AG(a).....................................     122,946      13,245,122
 Nestle S.A........................................   1,064,452      41,952,794
 Novartis AG.......................................     422,650      21,176,661
 Roche Holdings AG.................................     285,880      44,006,564
 UBS AG*...........................................     834,116      12,097,850
                                                                ---------------
                                                                    143,568,151
                                                                ---------------
 TAIWAN - 1.4%
 Acer, Inc.........................................   6,967,000       9,134,629
 Taiwan Semiconductor Manufacturing Co., Ltd.......   7,957,000      10,890,987
                                                                ---------------
                                                                     20,025,616
                                                                ---------------
 UNITED KINGDOM - 11.2%
 Barclays Plc......................................   4,912,844      11,075,628
 BHP Billiton Plc..................................   1,274,630      24,010,050
 Kingfisher Plc(a).................................   3,513,850       6,872,133
 NXT Plc(a)........................................     124,270       1,945,587
 Rio Tinto Plc.....................................     396,160       8,583,530

--------------------------------------------------------------------------------
                                                    SHARES/PAR       VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

UNITED KINGDOM - CONTINUED
Royal Dutch Shell Plc - Class A...................    1,223,640 $    31,986,343
Standard Chartered Plc............................    1,179,725      15,080,793
Tullow Oil Plc....................................      520,150       4,977,516
Vodafone Group Plc................................   14,743,870      29,681,087
WPP Plc...........................................    3,628,091      21,149,018
                                                                ---------------
                                                                    155,361,685
                                                                ---------------
UNITED STATES - 1.4%
Bucyrus International, Inc.(a)....................      461,420       8,545,498
Chevron Corp......................................       84,200       6,228,274
Marathon Oil Corp.................................      188,760       5,164,474
                                                                ---------------
                                                                     19,938,246
                                                                ---------------
Total Common Stocks (Cost $1,878,173,070)                         1,360,414,871
                                                                ---------------

PREFERRED STOCKS - 0.2%
BRAZIL - 0.2%
Duratex S.A.......................................      317,750       2,012,179
Universo Online S.A...............................      178,120         564,679
                                                                ---------------
                                                                      2,576,858
                                                                ---------------
Total Preferred Stocks (Cost $6,497,288)                              2,576,858
                                                                ---------------

SHORT-TERM INVESTMENTS - 7.9%
State Street Bank & Trust Co., Repurchase
  Agreement dated 12/31/08 at 0.010% to be
  repurchased at $13,404,007 on 01/02/09
  collateralized by 13,750,000 U.S. Treasury Bill
  at 0.000% due 01/08/09 with a value of
  $13,750,000..................................... $ 13,404,000      13,404,000
State Street Navigator Securities Lending Trust
  Prime Portfolio(b)..............................   96,507,178      96,507,178
                                                                ---------------
Total Short-Term Investments (Cost $109,911,178)                    109,911,178
                                                                ---------------

TOTAL INVESTMENTS - 106.3% (Cost $1,994,581,536)                  1,472,902,907
                                                                ---------------

Other Assets and Liabilities (net) - (6.3)%                         (87,179,718)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 1,385,723,189
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 12/31/2008 (UNAUDITED)

                                                      VALUE    PERCENT OF
      INDUSTRY                                        (000)    NET ASSETS
      -------------------------------------------------------------------
      Air Freight & Logistics                       $   26,573    1.9%
      Auto Components                                   12,523    0.9%
      Beverages                                         10,682    0.8%
      Biotechnology                                     11,089    0.8%
      Building Products                                 27,296    2.0%
      Capital Markets                                   30,912    2.2%
      Chemicals                                         51,669    3.7%
      Commercial & Professional Services                20,215    1.5%
      Commercial Banks                                 214,036   15.4%
      Communications Equipment                           8,162    0.6%
      Computers & Peripherals                            9,135    0.7%
      Construction & Engineering                         5,777    0.4%
      Construction Materials                            12,112    0.9%
      Consumer Finance                                  11,469    0.8%
      Distributors                                       7,676    0.6%
      Diversified Financial Services                     6,389    0.5%
      Diversified Telecommunication Services            34,051    2.5%
      Electric Utilities                                35,908    2.6%
      Electrical Equipment                              20,423    1.5%
      Energy Equipment & Services                        4,726    0.3%
      Food & Staples Retailing                           6,448    0.5%
      Food Products                                     68,609    5.0%
      Gas Utilities                                     25,149    1.8%
      Household Durables                                 2,396    0.2%
      Household Products                                 5,746    0.4%
      Independent Power Producers & Energy Traders       7,549    0.5%
      Industrial Conglomerates                          32,403    2.3%
      Insurance                                         36,062    2.6%
      Internet Software & Services                         565    0.0%
      IT Services                                        6,853    0.5%
      Machinery                                         22,819    1.6%
      Media                                             32,972    2.4%
      Metals & Mining                                   32,594    2.4%
      Multiline Retail                                   1,946    0.1%
      Office Electronics                                27,731    2.0%
      Oil, Gas & Consumable Fuels                      149,568   10.8%
      Personal Products                                 13,518    1.0%
      Pharmaceuticals                                  122,838    8.9%
      Road & Rail                                       19,353    1.4%
      Semiconductors & Semiconductor Equipment          34,162    2.5%
      Software                                          12,759    0.9%
      Specialty Retail                                  32,360    2.3%
      Textiles, Apparel & Luxury Goods                  20,799    1.5%
      Tobacco                                           12,487    0.9%
      Trading Companies & Distributors                  10,136    0.7%
      Transportation Infrastructure                      2,009    0.1%
      Wireless Telecommunication Services               62,338    4.5%
                                                    ----------   -----
      Total                                         $1,362,992   98.4%
                                                    ==========   =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                        $  191,821,080          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,244,033,840           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS          37,047,987           0               0
----------------------------------------------------------------------------------------
TOTAL                                         $1,472,902,907          $0              $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN  SHORT SALES OTHER FINANCIAL
                                                       SECURITIES     AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                        $ 34,290,674           $0              $0
 Accrued discounts/premiums                                     0            0               0
 Realized Gain (Loss)                                  (1,576,271)           0               0
 Change in unrealized appreciation (depreciation)     (14,624,307)           0               0
 Net Purchases (Sales)                                 18,957,891            0               0
 Transfers In (Out) of Level 3                                  0            0               0
----------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                      $ 37,047,987           $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $1,459,498,907
    Repurchase Agreement                                                                          13,404,000
    Cash                                                                                                 901
    Cash denominated in foreign currencies (c)                                                     3,349,006
    Receivable for investments sold                                                                7,068,063
    Receivable for Trust shares sold                                                               1,074,527
    Dividends receivable                                                                           1,424,133
    Interest receivable                                                                                    4
                                                                                              --------------
       Total assets                                                                            1,485,819,541
                                                                                              --------------
LIABILITIES
    Payables for:
       Investments purchased                                                                       2,037,354
       Trust shares redeemed                                                                         421,661
       Distribution and services fees--Class B                                                       104,926
       Distribution and services fees--Class E                                                         2,336
       Collateral for securities on loan                                                          96,507,178
       Management fee (Note 3)                                                                       791,872
       Administration fee                                                                              9,298
       Custodian and accounting fees                                                                 122,876
    Accrued expenses                                                                                  98,851
                                                                                              --------------
       Total liabilities                                                                         100,096,352
                                                                                              --------------
NET ASSETS                                                                                    $1,385,723,189
                                                                                              ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $2,226,291,552
    Accumulated net realized loss                                                               (367,977,053)
    Unrealized depreciation on investments and foreign currency                                 (521,692,514)
    Undistributed net investment income                                                           49,101,204
                                                                                              --------------
       Total                                                                                  $1,385,723,189
                                                                                              ==============
NET ASSETS
    Class A                                                                                   $  840,817,158
                                                                                              ==============
    Class B                                                                                      525,743,243
                                                                                              ==============
    Class E                                                                                       19,162,788
                                                                                              ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                                       113,455,032
                                                                                              ==============
   Class B                                                                                        71,554,303
                                                                                              ==============
   Class E                                                                                         2,599,903
                                                                                              ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $         7.41
                                                                                              ==============
    Class B                                                                                             7.35
                                                                                              ==============
    Class E                                                                                             7.37
                                                                                              ==============

-------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $1,884,670,358
(b)Includes cash collateral for securities loaned of                                              96,507,178
(c)Identified cost of foreign cash                                                                 3,351,397

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    60,877,077
   Interest (2)                                                                 4,012,333
                                                                          ---------------
       Total investment income                                                 64,889,410
                                                                          ---------------
EXPENSES
   Management fee (Note 3)                                                     12,593,808
   Administration fees                                                            119,308
   Custodian and accounting fees                                                  801,252
   Distribution and services fees--Class B                                      1,805,807
   Distribution and services fees--Class E                                         42,503
   Audit and tax services                                                          34,137
   Legal                                                                           19,436
   Trustee fees and expenses                                                       18,375
   Shareholder reporting                                                          237,470
   Insurance                                                                       26,459
   Other                                                                            7,889
                                                                          ---------------
       Total expenses                                                          15,706,444
       Less broker commission recapture                                           (11,937)
                                                                          ---------------
   Net expenses                                                                15,694,507
                                                                          ---------------
   Net investment income                                                       49,194,903
                                                                          ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                           (359,646,222)
       Futures contracts                                                        3,689,179
       Foreign currency                                                          (270,931)
                                                                          ---------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                              (356,227,974)
                                                                          ---------------
   Net change in unrealized depreciation on:
       Investments                                                           (703,591,440)
       Foreign currency                                                           (33,296)
                                                                          ---------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                              (703,624,736)
                                                                          ---------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (1,059,852,710)
                                                                          ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(1,010,657,807)
                                                                          ===============

------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     5,968,674
(2)Interest income includes securities lending net income of:                   3,827,492

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
                                                                                         YEAR ENDED      YEAR ENDED
                                                                                        DECEMBER 31,    DECEMBER 31,
                                                                                            2008            2007
                                                                                      ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                             $    49,194,903  $   23,303,807
    Net realized gain (loss) on investments, futures contracts and foreign currency      (356,227,974)    179,883,254
    Net change in unrealized depreciation on investments and foreign currency            (703,624,736)     (7,385,279)
                                                                                      ---------------  --------------
    Net increase (decrease) in net assets resulting from operations                    (1,010,657,807)    195,801,782
                                                                                      ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                              (18,044,533)    (11,952,402)
     Class B                                                                              (13,551,852)     (8,291,779)
     Class E                                                                                 (577,493)       (387,237)
    From net realized gains
     Class A                                                                              (91,449,495)   (116,453,430)
     Class B                                                                              (78,062,607)    (93,873,760)
     Class E                                                                               (3,147,806)     (4,070,346)
                                                                                      ---------------  --------------
    Net decrease in net assets resulting from distributions                              (204,833,786)   (235,028,954)
                                                                                      ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                              787,629,297     277,778,961
     Class B                                                                              229,562,923     321,512,054
     Class E                                                                                9,717,365      12,201,045
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                              109,494,028     128,405,832
     Class B                                                                               91,614,459     102,165,539
     Class E                                                                                3,725,299       4,457,583
    Cost of shares repurchased
     Class A                                                                             (293,024,079)   (130,019,320)
     Class B                                                                             (163,838,026)   (188,797,393)
     Class E                                                                               (8,194,242)     (9,720,947)
                                                                                      ---------------  --------------
    Net increase in net assets from capital share transactions                            766,687,024     517,983,354
                                                                                      ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                    (448,804,569)    478,756,182
    Net assets at beginning of period                                                   1,834,527,758   1,355,771,576
                                                                                      ---------------  --------------
    Net assets at end of period                                                       $ 1,385,723,189  $1,834,527,758
                                                                                      ===============  ==============
    Net assets at end of period includes undistributed net investment income          $    49,101,204  $   29,064,662
                                                                                      ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                              CLASS A
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                                   --------------------------------------------
                                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------
                                                                            2008      2007    2006      2005       2004
                                                                          -------   -------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.43   $ 15.04  $13.00  $11.72     $ 9.81
                                                                          -------   -------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.30      0.22    0.19    0.14       0.08
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.76)     1.68    3.17    1.83       1.85
                                                                          -------   -------  ------  ------     ------
Total from Investment Operations.........................................   (5.46)     1.90    3.36    1.97       1.93
                                                                          -------   -------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.26)    (0.24)  (0.27)  (0.07)        --
Distributions from Net Realized Capital Gains............................   (1.30)    (2.27)  (1.05)  (0.62)     (0.02)
                                                                          -------   -------  ------  ------     ------
Total Distributions......................................................   (1.56)    (2.51)  (1.32)  (0.69)     (0.02)
                                                                          -------   -------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.41   $ 14.43  $15.04  $13.00     $11.72
                                                                          =======   =======  ======  ======     ======
TOTAL RETURN                                                               (42.25)%   13.60%  26.91%  16.77%     19.72%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.77 %    0.79%   0.94%   0.93%      1.06%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.77 %    0.79%   0.95%   0.93%(b)   0.94%(b)
Ratio of Net Investment Income to Average Net Assets.....................    2.85 %    1.54%   1.34%   1.18%      0.75%
Portfolio Turnover Rate..................................................    75.4 %    65.5%  104.1%   84.5%      98.5%
Net Assets, End of Period (in millions).................................. $ 840.8   $ 959.1  $706.0  $624.2     $304.0

                                                                                              CLASS B
                                                                          --------------------------------------------
                                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------
                                                                            2008      2007    2006      2005       2004
                                                                          -------   -------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.32   $ 14.95  $12.94  $11.68     $ 9.79
                                                                          -------   -------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.27      0.19    0.15    0.11       0.05
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.71)     1.65    3.15    1.81       1.86
                                                                          -------   -------  ------  ------     ------
Total from Investment Operations.........................................   (5.44)     1.84    3.30    1.92       1.91
                                                                          -------   -------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.23)    (0.20)  (0.24)  (0.04)        --
Distributions from Net Realized Capital Gains............................   (1.30)    (2.27)  (1.05)  (0.62)     (0.02)
                                                                          -------   -------  ------  ------     ------
Total Distributions......................................................   (1.53)    (2.47)  (1.29)  (0.66)     (0.02)
                                                                          -------   -------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.35   $ 14.32  $14.95  $12.94     $11.68
                                                                          =======   =======  ======  ======     ======
TOTAL RETURN                                                               (42.36)%   13.29%  26.56%  16.42%     19.56%
Ratio of Expenses to Average Net Assets After Reimbursement..............    1.01 %    1.04%   1.19%   1.19%      1.32%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    1.01 %    1.04%   1.20%   1.19%(b)   1.18%(b)
Ratio of Net Investment Income to Average Net Assets.....................    2.54 %    1.31%   1.12%   0.90%      0.47%
Portfolio Turnover Rate..................................................    75.4 %    65.5%  104.1%   84.5%      98.5%
Net Assets, End of Period (in millions).................................. $ 525.7   $ 842.8  $623.0  $443.5     $396.0

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                              CLASS E
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                                   -------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
                                                                            2008     2007    2006      2005       2004
                                                                          -------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $ 14.36   $14.99  $12.96  $11.70     $ 9.80
                                                                          -------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.29     0.20    0.16    0.13       0.07
Net Realized/Unrealized Gain (Loss) on Investments.......................   (5.74)    1.66    3.17    1.81       1.85
                                                                          -------   ------  ------  ------     ------
Total from Investment Operations.........................................   (5.45)    1.86    3.33    1.94       1.92
                                                                          -------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.24)   (0.22)  (0.25)  (0.06)        --
Distributions from Net Realized Capital Gains............................   (1.30)   (2.27)  (1.05)  (0.62)     (0.02)
                                                                          -------   ------  ------  ------     ------
Total Distributions......................................................   (1.54)   (2.49)  (1.30)  (0.68)     (0.02)
                                                                          -------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD........................................... $  7.37   $14.36  $14.99  $12.96     $11.70
                                                                          =======   ======  ======  ======     ======
TOTAL RETURN                                                               (42.33)%  13.38%  26.79%  16.52%     19.64%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.91 %   0.94%   1.09%   1.09%      1.22%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.91 %   0.94%   1.10%   1.09%(b)   1.09%(b)
Ratio of Net Investment Income to Average Net Assets.....................    2.66 %   1.41%   1.18%   1.07%      0.72%
Portfolio Turnover Rate..................................................    75.4 %   65.5%  104.1%   84.5%      98.5%
Net Assets, End of Period (in millions).................................. $  19.2   $ 32.6  $ 26.7  $ 14.6     $ 11.3

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is MFS(R) Research International Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                              Expiring   Expiring    Expiring
                   Total     12/31/2009 12/31/2010  12/31/2016
                ------------ ---------- ---------- ------------

                $337,648,181  $36,862   $6,377,357 $337,233,962

The Portfolio acquired losses of $37,816,349 in the merger with J.P. Morgan International Equity Portfolio on April 28th 2003, which are subject to an annual limitation of $2,138,073.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

K. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

L. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Massachusetts Financial Services Company (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

             $12,593,808         0.80%    First $200 Million

                                 0.75%    $200 Million to $500 Million

                                 0.70%    $500 Million to $1 Billion

                                 0.65%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             1.00%              1.25%              1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B distribution plan and Class E distribution plan are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008  66,478,767 67,903,709   8,780,596   (29,708,040)  46,976,265  113,455,032
 12/31/2007  46,936,805 19,218,776   9,427,741    (9,104,555)  19,541,962   66,478,767

 Class B

 12/31/2008  58,852,198 20,720,766   7,400,198   (15,418,859)  12,702,105   71,554,303
 12/31/2007  41,673,081 22,915,179   7,545,461   (13,281,523)  17,179,117   58,852,198

 Class E

 12/31/2008   2,271,794    842,133     300,185      (814,209)     328,109    2,599,903
 12/31/2007   1,781,915    846,848     328,488      (685,457)     489,879    2,271,794

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,990,687,766       $--       $1,357,751,891

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $2,018,925,589 $21,536,507  $(567,559,189) $(546,022,682)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $91,425,721 $96,507,178     $--     $96,507,178

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

      Ordinary Income       Long-Term Capital Gain             Total
 ------------------------- ------------------------- -------------------------
     2008         2007         2008         2007         2008         2007
 ------------ ------------ ------------ ------------ ------------ ------------

 $101,637,300 $128,029,763 $103,196,486 $106,999,191 $204,833,786 $235,028,954

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

   $49,136,166       $--      $(546,056,348)   $(343,648,181)   $(840,568,363)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS(R) Research International Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS(R) Research International Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

MFS RESEARCH INTERNATIONAL PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the MFS Research International Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the MFS Research International Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the MFS Research International Portfolio outperformed its benchmark, the MSCI EAFE Index, for the same periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the MFS Research International Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the MFS Research International Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                     DECEMBER 31, 2008
         MET INVESTORS SERIES TRUST
         OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


         ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO          FOR THE YEAR ENDED 12/31/08
MANAGED BY OPPENHEIMERFUNDS, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (45.80)%, (45.94)%, and (45.91)% for Class A, B and E Shares, respectively, versus (37.00)% and (38.44)% for its benchmarks, the S&P 500(R) Index/1/ and Russell 1000(R) Growth Index/2/, respectively.

PORTFOLIO REVIEW/CURRENT POSITIONING

In an extremely challenging market environment, the Portfolio underperformed its benchmark, the Russell 1000(R) Growth Index, for the twelve months ended 12/31/08. Mirroring the dismal performance of the overall U.S. economy, the Portfolio's weakest returns stemmed from its holdings in financials, consumer discretionary, and information technology.

Financial stocks faltered from the fallout in the sub-prime lending markets, as risk aversion cascaded into the broader financial markets, afflicting many financial firms around the world. Uncertainty over asset prices has led to an evaporation of confidence and trust in banks to meet even short-term obligations. Many firms were forced to sell off debt at deep discounts or swallow hefty write downs. These revaluations, to some virtually unknowable market value, led to outstanding losses for formerly venerable financial institutions. Given this backdrop, a number of financial stocks hindered the Portfolio's performance including capital markets firms Credit Suisse Group AG, Goldman Sachs Group, Inc. and Fortress Investment Group LLC--a holding which we exited. CME Group, Inc., a diversified financial services company, also experienced sharp declines, causing us to exit our position.

Consumer stocks presented difficulties for the Portfolio as overextended consumers cut consumption in the face of rising energy, gas, and food costs. Those concerns were further intensified by rising unemployment. Among the Portfolio's consumer discretionary stocks, hotels, restaurants and retailers were hit particularly hard, including Las Vegas Sands Corp. and Abercrombie & Fitch. We exited our position in both stocks. As a departure to what has traditionally been a strong period for media services given coverage of the 2008 Olympics and the U.S. Presidential Election, a handful of media stocks also lagged, especially Focus Media Holding Ltd.

The slowing economy negatively affected information technology. Well-established firms such as Apple, Inc., Google, Inc., Cisco Systems, Inc. and Research in Motion Ltd. all experienced declines in their stock prices when weakening investor confidence led to broad equity market sell-off. Nonetheless, we continue to believe in the strength of these firms and maintain significant positions in all four stocks.

At the security level, individual contributors to Portfolio performance include two health care stocks--Gilead Sciences, Inc. and Celgene Corp. Health care stocks were not as adversely affected by the credit crisis as other sectors. Within information technology, Affiliated Computer Services, Inc. and Visa, Inc. both managed to weather the financial storm relatively well and were positive contributors.

As of year-end, the Portfolio's largest area of investment relative was within the information technology sector, followed by the healthcare and energy areas. Conversely, the Portfolio's smallest area of investment was the utilities sector, where we have no exposure, followed by the telecommunication services, consumer discretionary and materials sectors.

MARC BAYLIN, CFA; Vice President and Portfolio Manager
OPPENHEIMERFUNDS, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                 Percent of
                     Description                 Net Assets
                     --------------------------------------
                     QUALCOMM, Inc.                3.68%
                     --------------------------------------
                     Google, Inc.--Class A         3.17%
                     --------------------------------------
                     Monsanto Co.                  3.01%
                     --------------------------------------
                     Nestle S.A.                   2.45%
                     --------------------------------------
                     Apple, Inc.                   2.43%
                     --------------------------------------
                     Gilead Sciences, Inc.         2.39%
                     --------------------------------------
                     Baxter International, Inc.    2.22%
                     --------------------------------------
                     Occidental Petroleum Corp.    2.18%
                     --------------------------------------
                     Lockheed Martin Corp.         2.17%
                     --------------------------------------
                     Research In Motion, Ltd.      2.10%
                     --------------------------------------

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO          FOR THE YEAR ENDED 12/31/08
MANAGED BY OPPENHEIMERFUNDS, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials         6.5%
Communications         15.6%
Cyclical                5.6%
Non-Cyclical           27.9%
Energy                  9.4%
Financials              7.5%
Industrials             9.6%
Technology             17.9%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO          FOR THE YEAR ENDED 12/31/08
MANAGED BY OPPENHEIMERFUNDS, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

             OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO MANAGED BY OPPENHEIMERFUNDS, INC. VS. S&P 500(R) INDEX/1/ AND RUSSELL 1000(R) GROWTH
                                   INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

              Oppenheimer Capital
            Appreciation Portfolio       S&P 500(R)       Russell 1000(R)
                  -- Class B              Index/1/        Growth Index/2/
            ----------------------       ----------       ---------------
 2/12/2001         $10,000                $10,000            $10,000
12/31/2001           8,573                  8,509              8,126
12/31/2002           6,453                  6,628              5,860
12/31/2003           8,294                  8,531              7,604
12/31/2004           8,825                  9,458              8,083
12/31/2005           9,241                  9,923              8,508
12/31/2006           9,944                 11,491              9,280
12/31/2007          11,365                 12,122             10,376
12/31/2008           6,144                  7,637              6,387




    ---------------------------------------------------------
                                 Average Annual Return/3/
                             (for the period ended 12/31/08)
    ---------------------------------------------------------
                                                      Since
                             1 year  3 Year  5 Year Inception
    ---------------------------------------------------------
    Oppenheimer Capital
    Appreciation Portfolio--
    Class A                  -45.80% -12.55% -5.61%  -4.42%
--  Class B                  -45.94% -12.72% -5.82%  -5.99%
    Class E                  -45.91% -12.64%     --  -8.10%
    ---------------------------------------------------------
- - S&P 500(R) Index/1/      -37.00%  -8.36% -2.19%  -2.90%
    ---------------------------------------------------------
    Russell 1000(R) Growth
--  Index/2/                 -38.44%  -9.11% -3.42%  -5.53%
    ---------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A shares is 1/2/02. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 5/1/05. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO   ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  594.60        $2.49
  Hypothetical (5% return before expenses)      1,000.00      1,022.02         3.15
-------------------------------------------  ------------- ------------- ---------------
  Class B
  Actual                                       $1,000.00     $  593.90        $3.53
  Hypothetical (5% return before expenses)      1,000.00      1,020.71         4.47
-------------------------------------------  ------------- ------------- ---------------
  Class E
  Actual                                       $1,000.00     $  593.90        $3.09
  Hypothetical (5% return before expenses)      1,000.00      1,021.27         3.91
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62%, 0.88%, and 0.77% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 97.9%
    AEROSPACE & DEFENSE - 4.4%
    General Dynamics Corp.............................  55,050 $   3,170,329
    Lockheed Martin Corp.............................. 148,160    12,457,293
    United Technologies Corp.......................... 175,770     9,421,272
                                                               -------------
                                                                  25,048,894
                                                               -------------
    BEVERAGES - 2.0%
    PepsiCo, Inc...................................... 212,090    11,616,169
                                                               -------------
    BIOTECHNOLOGY - 5.5%
    Amgen, Inc.*......................................  69,740     4,027,485
    Celgene Corp.*.................................... 175,760     9,716,013
    Genentech, Inc.*..................................  51,860     4,299,713
    Gilead Sciences, Inc.*(a)......................... 268,960    13,754,614
                                                               -------------
                                                                  31,797,825
                                                               -------------
    CAPITAL MARKETS - 3.9%
    Charles Schwab Corp. (The)........................ 161,220     2,606,927
    Credit Suisse Group............................... 174,851     4,792,533
    Goldman Sachs Group, Inc. (The)...................  47,530     4,011,057
    Julius Baer Holding AG............................  68,314     2,627,884
    Northern Trust Corp............................... 106,800     5,568,552
    T. Rowe Price Group, Inc.(a)......................  78,520     2,782,749
                                                               -------------
                                                                  22,389,702
                                                               -------------
    CHEMICALS - 6.4%
    Ecolab, Inc.......................................  73,790     2,593,719
    Monsanto Co....................................... 246,500    17,341,275
    Mosaic Co. (The).................................. 110,700     3,830,220
    Potash Corp. of Saskatchewan, Inc.................  52,200     3,822,084
    Praxair, Inc...................................... 154,690     9,182,398
                                                               -------------
                                                                  36,769,696
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 8.5%
    Cisco Systems, Inc.*.............................. 718,860    11,717,418
    F5 Networks, Inc.*(a)............................. 181,400     4,146,804
    QUALCOMM, Inc..................................... 591,210    21,183,054
    Research In Motion, Ltd.*......................... 297,690    12,080,260
                                                               -------------
                                                                  49,127,536
                                                               -------------
    COMPUTERS & PERIPHERALS - 3.4%
    Apple, Inc.*...................................... 163,960    13,993,986
    NetApp, Inc.*(a).................................. 383,320     5,354,980
                                                               -------------
                                                                  19,348,966
                                                               -------------
    CONSTRUCTION & ENGINEERING - 0.4%
    Quanta Services, Inc.*............................ 107,640     2,131,272
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 3.1%
    BM&F Bovespa S.A.................................. 987,800     2,599,313
    IntercontinentalExchange, Inc.*................... 126,440    10,423,714
    MSCI, Inc. - Class A*(a).......................... 261,240     4,639,622
                                                               -------------
                                                                  17,662,649
                                                               -------------
    ELECTRICAL EQUIPMENT & SERVICES - 1.6%
    ABB, Ltd.*........................................ 622,889     9,389,560
                                                               -------------

   -----------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   -----------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
   FLIR Systems, Inc.*(a)............................    83,450 $   2,560,246
                                                                -------------
   ENERGY EQUIPMENT & SERVICES - 2.5%
   Cameron International Corp.*......................   141,770     2,906,285
   Schlumberger, Ltd.................................   220,320     9,326,146
   Transocean Ltd.*..................................    46,460     2,195,235
                                                                -------------
                                                                   14,427,666
                                                                -------------
   FOOD & STAPLES RETAILING - 2.6%
   Burger King Holdings, Inc.........................   138,150     3,299,022
   Wal-Mart Stores, Inc..............................   205,260    11,506,876
                                                                -------------
                                                                   14,805,898
                                                                -------------
   FOOD PRODUCTS - 4.0%
   Cadbury Plc....................................... 1,012,184     8,860,737
   Nestle S.A........................................   357,771    14,100,676
                                                                -------------
                                                                   22,961,413
                                                                -------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
   Baxter International, Inc.........................   238,820    12,798,364
   C.R. Bard, Inc....................................    33,970     2,862,312
   DENTSPLY International, Inc.(a)...................   180,530     5,098,167
   Intuitive Surgical, Inc.*.........................    19,320     2,453,447
   Medtronic, Inc....................................   105,480     3,314,182
   Stryker Corp.(a)..................................    81,710     3,264,314
                                                                -------------
                                                                   29,790,786
                                                                -------------
   HEALTH CARE PROVIDERS & SERVICES - 2.7%
   Express Scripts, Inc.*............................   207,380    11,401,753
   Henry Schein, Inc.*...............................   117,570     4,313,643
                                                                -------------
                                                                   15,715,396
                                                                -------------
   HOUSEHOLD PRODUCTS - 0.5%
   Colgate-Palmolive Co..............................    42,020     2,880,051
                                                                -------------
   INSURANCE - 0.6%
   Aon Corp..........................................    74,340     3,395,851
                                                                -------------
   INTERNET SOFTWARE & SERVICES - 4.1%
   eBay, Inc.*.......................................   381,030     5,319,179
   Google, Inc. - Class A*...........................    59,300    18,243,645
                                                                -------------
                                                                   23,562,824
                                                                -------------
   IT SERVICES - 5.0%
   Affiliated Computer Services, Inc. - Class A*.....   125,570     5,769,942
   MasterCard, Inc. - Class A(a).....................    69,570     9,943,640
   SAIC, Inc.*.......................................   195,630     3,810,872
   Visa, Inc. - Class A..............................   174,440     9,149,378
                                                                -------------
                                                                   28,673,832
                                                                -------------
   LIFE SCIENCES TOOLS & SERVICES - 3.4%
   Covance, Inc.*(a).................................    95,280     4,385,738
   Illumina, Inc.*(a)................................   178,980     4,662,429
   Thermo Fisher Scientific, Inc.*(a)................   302,010    10,289,481
                                                                -------------
                                                                   19,337,648
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    MACHINERY - 0.5%
    Joy Global, Inc.(a)............................... 136,370 $   3,121,509
                                                               -------------
    MEDIA - 2.1%
    Cablevision Systems Corp. - Class A............... 296,180     4,987,671
    Focus Media Holding, Ltd. (ADR)*(a)............... 222,900     2,026,161
    McGraw-Hill Cos., Inc. (The)...................... 140,720     3,263,297
    Walt Disney Co. (The).............................  77,780     1,764,828
                                                               -------------
                                                                  12,041,957
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 6.7%
    Devon Energy Corp.................................  97,030     6,375,841
    Occidental Petroleum Corp.(a)..................... 209,290    12,555,307
    Range Resources Corp.............................. 239,680     8,242,595
    XTO Energy, Inc................................... 327,717    11,558,579
                                                               -------------
                                                                  38,732,322
                                                               -------------
    PHARMACEUTICALS - 3.1%
    Allergan, Inc..................................... 157,650     6,356,448
    Roche Holdings AG.................................  42,191     6,494,617
    Shire, Ltd........................................ 357,750     5,231,660
                                                               -------------
                                                                  18,082,725
                                                               -------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
    Jones Lang LaSalle, Inc.(a)....................... 119,310     3,304,887
                                                               -------------
    ROAD & RAIL - 0.7%
    Burlington Northern Santa Fe Corp.................  52,590     3,981,589
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
    Broadcom Corp. - Class A*......................... 420,740     7,139,958
    Microchip Technology, Inc.(a)..................... 239,690     4,681,146
    NVIDIA Corp.*..................................... 526,390     4,247,967
    Texas Instruments, Inc............................ 307,650     4,774,728
                                                               -------------
                                                                  20,843,799
                                                               -------------
    SOFTWARE - 5.4%
    Adobe Systems, Inc.*.............................. 297,720     6,338,459
    Autodesk, Inc.*(a)................................ 298,630     5,868,079
    Microsoft Corp.................................... 288,990     5,617,966
    Nintendo Co., Ltd.................................   8,600     3,304,076
    Oracle Corp.*..................................... 335,850     5,954,620
    Salesforce.com, Inc.*(a).......................... 132,570     4,243,566
                                                               -------------
                                                                  31,326,766
                                                               -------------
    SPECIALTY RETAIL - 0.5%
    Staples, Inc...................................... 158,850     2,846,592
                                                               -------------
    TEXTILES, APPAREL & LUXURY GOODS - 1.9%
    Coach, Inc.*(a)................................... 196,960     4,090,859
    Polo Ralph Lauren Corp.(a)........................ 144,040     6,540,857
                                                               -------------
                                                                  10,631,716
                                                               -------------

 -----------------------------------------------------------------------------
                                                    SHARES/PAR      VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 WIRELESS TELECOMMUNICATION SERVICES - 2.6%
 Crown Castle International Corp.*(a)..............     484,400 $   8,515,752
 NII Holdings, Inc.*...............................     363,520     6,608,794
                                                                -------------
                                                                   15,124,546
                                                                -------------
 Total Common Stocks (Cost $815,897,230)                          563,432,288
                                                                -------------

 SHORT-TERM INVESTMENTS - 8.5%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 12/31/08 at 0.010% to be
   repurchased at $9,325,005 on 01/02/09
   collateralized by 10,000,000 U.S. Treasury Bill
   at 1.000% due 01/08/09 with a value of
   $10,000,000..................................... $ 9,325,000     9,325,000
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b)..............................  39,425,932    39,425,932
                                                                -------------
 Total Short-Term Investments (Cost $48,750,932)                   48,750,932
                                                                -------------

 TOTAL INVESTMENTS - 106.4% (Cost $864,648,162)                   612,183,220
                                                                -------------

 Other Assets and Liabilities (net) - (6.4)%                      (36,959,616)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 575,223,604
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                         $545,457,164               $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     66,726,056                0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                  0                0
  ----------------------------------------------------------------------------
  TOTAL                                          $612,183,220               $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $ 602,858,220
   Repurchase Agreement                                                       9,325,000
   Cash                                                                             162
   Cash denominated in foreign currencies (c)                                   562,218
   Receivable for investments sold                                            6,378,329
   Receivable for Trust shares sold                                             130,030
   Dividends receivable                                                         775,601
   Interest receivable                                                                3
                                                                          -------------
       Total assets                                                         620,029,563
                                                                          -------------
LIABILITIES
   Payables for:
       Investments purchased                                                  4,786,155
       Trust shares redeemed                                                    157,624
       Distribution and services fees--Class B                                   52,794
       Distribution and services fees--Class E                                      374
       Collateral for securities on loan                                     39,425,932
       Management fee (Note 3)                                                  288,741
       Administration fee                                                         4,010
       Custodian and accounting fees                                             16,657
   Accrued expenses                                                              73,672
                                                                          -------------
       Total liabilities                                                     44,805,959
                                                                          -------------
NET ASSETS                                                                $ 575,223,604
                                                                          =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 982,315,640
   Accumulated net realized loss                                           (154,606,667)
   Unrealized depreciation on investments and foreign currency             (252,471,863)
   Distributions in excess of net investment income                             (13,506)
                                                                          -------------
       Total                                                              $ 575,223,604
                                                                          =============
NET ASSETS
   Class A                                                                $ 312,020,402
                                                                          =============
   Class B                                                                  260,081,042
                                                                          =============
   Class E                                                                    3,122,160
                                                                          =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   79,465,458
                                                                          =============
   Class B                                                                   66,926,060
                                                                          =============
   Class E                                                                      797,065
                                                                          =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        3.93
                                                                          =============
   Class B                                                                         3.89
                                                                          =============
   Class E                                                                         3.92
                                                                          =============

----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $ 815,897,230
(b)Includes cash collateral for securities loaned of                         39,425,932
(c)Identified cost of foreign cash                                              563,337

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   7,042,501
   Interest (2)                                                                 909,575
                                                                          -------------
       Total investment income                                                7,952,076
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    4,664,278
   Administration fees                                                           54,274
   Custodian and accounting fees                                                 69,642
   Distribution and services fees--Class B                                    1,034,280
   Distribution and services fees--Class E                                        7,737
   Audit and tax services                                                        31,976
   Legal                                                                         19,425
   Trustee fees and expenses                                                     18,375
   Shareholder reporting                                                        105,685
   Insurance                                                                     11,669
   Other                                                                          9,595
                                                                          -------------
       Total expenses                                                         6,026,936
                                                                          -------------
   Net investment income                                                      1,925,140
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY
   Net realized loss on:
       Investments                                                         (141,191,517)
       Futures contracts                                                        (95,893)
       Foreign currency                                                        (112,005)
                                                                          -------------
   Net realized loss on investments, futures contracts and foreign
       currency                                                            (141,399,415)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (350,584,469)
       Foreign currency                                                         (18,228)
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (350,602,697)
                                                                          -------------
   Net realized and unrealized loss on investments, futures contracts
       and foreign currency                                                (492,002,112)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(490,076,972)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     189,548
(2)Interest income includes securities lending net income of:                   804,904

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                                                                           YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,
                                                                              2008           2007
                                                                         -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   1,925,140  $    1,560,488
   Net realized gain (loss) on investments, futures contracts and
       foreign currency                                                   (141,399,415)    154,131,968
   Net change in unrealized depreciation on investments and foreign
       currency                                                           (350,602,697)    (30,597,673)
                                                                         -------------  --------------
   Net increase (decrease) in net assets resulting from operations        (490,076,972)    125,094,783
                                                                         -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (3,858,156)       (795,251)
     Class B                                                               (14,707,653)             --
     Class E                                                                  (193,554)         (1,393)
   From net realized gains
     Class A                                                               (28,241,748)    (35,526,271)
     Class B                                                              (117,716,758)    (33,915,743)
     Class E                                                                (1,458,331)       (192,506)
                                                                         -------------  --------------
   Net decrease in net assets resulting from distributions                (166,176,200)    (70,431,164)
                                                                         -------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               587,063,000     172,564,275
     Class B                                                                44,454,846      80,859,268
     Class E                                                                 2,611,928       5,518,297
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                32,099,904      36,321,522
     Class B                                                               132,424,411      33,915,743
     Class E                                                                 1,651,885         193,899
   Cost of shares repurchased
     Class A                                                              (140,290,392)   (606,451,417)
     Class B                                                              (109,815,299)   (134,497,004)
     Class E                                                                (2,886,071)     (2,151,217)
                                                                         -------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                        547,314,212    (413,726,634)
                                                                         -------------  --------------
NET DECREASE IN NET ASSETS                                                (108,938,960)   (359,063,015)
   Net assets at beginning of period                                       684,162,564   1,043,225,579
                                                                         -------------  --------------
   Net assets at end of period                                           $ 575,223,604  $  684,162,564
                                                                         =============  ==============
   Net assets at end of period includes undistributed (distributions
       in excess of) net investment income                               $     (13,506) $   10,967,075
                                                                         =============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                       CLASS A
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO         -------------------------------------------
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------
                                                     2008     2007    2006      2005       2004
                                                   -------   ------  ------  ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  9.94   $ 9.27  $ 8.69  $ 8.36     $ 8.33
                                                   -------   ------  ------  ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................    0.02     0.03    0.02    0.03       0.07
Net Realized/Unrealized Gain (Loss) on Investments   (3.49)    1.26    0.66    0.39       0.47
                                                   -------   ------  ------  ------     ------
Total from Investment Operations..................   (3.47)    1.29    0.68    0.42       0.54
                                                   -------   ------  ------  ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............   (0.31)   (0.01)  (0.03)  (0.01)     (0.06)
Distributions from Net Realized Capital Gains.....   (2.23)   (0.61)  (0.07)  (0.08)     (0.45)
                                                   -------   ------  ------  ------     ------
Total Distributions...............................   (2.54)   (0.62)  (0.10)  (0.09)     (0.51)
                                                   -------   ------  ------  ------     ------
NET ASSET VALUE, END OF PERIOD.................... $  3.93   $ 9.94  $ 9.27  $ 8.69     $ 8.36
                                                   =======   ======  ======  ======     ======
TOTAL RETURN                                        (45.80)%  14.45%   7.81%   4.99%      6.70%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.62 %   0.62%   0.65%   0.69%      0.68%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.62 %   0.62%   0.65%   0.64%(b)   0.69%(b)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.38 %   0.33%   0.22%   0.42%      0.90%
Portfolio Turnover Rate...........................    84.4 %   70.8%   60.7%   72.4%      65.3%
Net Assets, End of Period (in millions)........... $ 312.0   $124.7  $505.6  $664.2     $298.0

                                                                        CLASS B
                                                   ---------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------
                                                     2008      2007     2006      2005       2004
                                                   -------   ------   ------   ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  9.86   $ 9.20   $ 8.62   $ 8.31     $ 8.29
                                                   -------   ------   ------   ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................    0.01     0.00 +  (0.01)    0.01       0.06
Net Realized/Unrealized Gain (Loss) on Investments   (3.47)    1.27     0.67     0.38       0.46
                                                   -------   ------   ------   ------     ------
Total from Investment Operations..................   (3.46)    1.27     0.66     0.39       0.52
                                                   -------   ------   ------   ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............   (0.28)      --    (0.01)      --      (0.05)
Distributions from Net Realized Capital Gains.....   (2.23)   (0.61)   (0.07)   (0.08)     (0.45)
                                                   -------   ------   ------   ------     ------
Total Distributions...............................   (2.51)   (0.61)   (0.08)   (0.08)     (0.50)
                                                   -------   ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD.................... $  3.89   $ 9.86   $ 9.20   $ 8.62     $ 8.31
                                                   =======   ======   ======   ======     ======
TOTAL RETURN                                        (45.94)%  14.29%    7.62 %   4.71%      6.40%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.88 %   0.89%    0.90 %   0.94%      0.95%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.88 %   0.89%    0.90 %   0.89%(b)   0.91%(b)
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................    0.12 %   0.03%   (0.06)%   0.18%      0.67%
Portfolio Turnover Rate...........................    84.4 %   70.8%    60.7 %   72.4%      65.3%
Net Assets, End of Period (in millions)........... $ 260.1   $553.3   $535.1   $501.8     $634.6

+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                          CLASS E
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                                ----------------------------------
                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------
                                                                            2008      2007     2006     2005(C)
                                                                          -------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  9.93   $ 9.25   $ 8.68   $ 7.97
                                                                          -------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................    0.01     0.01     0.00 +   0.01
Net Realized/Unrealized Gain (Loss) on Investments.......................   (3.49)    1.28     0.67     0.79
                                                                          -------   ------   ------   ------
Total from Investment Operations.........................................   (3.48)    1.29     0.67     0.80
                                                                          -------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................   (0.30)   (0.00)+  (0.03)   (0.01)
Distributions from Net Realized Capital Gains............................   (2.23)   (0.61)   (0.07)   (0.08)
                                                                          -------   ------   ------   ------
Total Distributions......................................................   (2.53)   (0.61)   (0.10)   (0.09)
                                                                          -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD........................................... $  3.92   $ 9.93   $ 9.25   $ 8.68
                                                                          =======   ======   ======   ======
TOTAL RETURN                                                               (45.91)%  14.48%    7.68%   10.01%
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.78 %   0.80%    0.80%    0.83%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.78 %    N/A     0.80%    0.80%(b)*
Ratio of Net Investment Income to Average Net Assets.....................    0.22 %   0.13%    0.03%    0.15%*
Portfolio Turnover Rate..................................................    84.4 %   70.8%    60.7%    72.4%
Net Assets, End of Period (in millions).................................. $   3.1   $  6.2   $  2.5   $  0.9

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.
(c) Commencement of operations--05/02/2005.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Oppenheimer Capital Appreciation Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $140,690,487 $140,690,487

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with OppenheimerFunds, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

        Management Fees
       earned by Manager
      for the period ended
       December 31, 2008   % per annum      Average Daily Net Assets
      -------------------- ----------- ----------------------------------

           $4,664,278          0.65%   First $                150 Million

                              0.625%         $150 Million to $300 Million

                               0.60%         $300 Million to $500 Million

                               0.55%         $500 Million to $700 Million

                              0.525%         $700 Million to $900 Million

                               0.50%    Over $                900 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             0.75%                 1.00%                 0.90%

If in any year in which the Management Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

For the period July 1, 2005 through October 31, 2006, if the average monthly net assets of the Portfolio were in excess of $1 billion, a discount to the total fees for the Portfolio for that month of 2.5% was applied. Such fee was accrued daily and paid monthly by the tenth business day following the end of the month in which such fee was accrued. If the Adviser shall serve for less than the whole of any month, the foregoing compensation was prorated. For the purpose of determining fees payable to the Adviser, the value of the Portfolio's net assets was computed at the times and in the manner specified in the Trust's Registration Statement.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  12,539,417 84,699,201   4,692,969   (22,466,129)  66,926,041  79,465,458
 12/31/2007  54,548,581 17,988,738   3,930,900   (63,928,802) (42,009,164) 12,539,417

 Class B

 12/31/2008  56,112,903  7,370,595  19,531,624   (16,089,062)  10,813,157  66,926,060
 12/31/2007  58,165,344  8,283,520   3,698,554   (14,034,515)  (2,052,441) 56,112,903

 Class E

 12/31/2008     627,281    397,702     241,857      (469,775)     169,784     797,065
 12/31/2007     269,008    559,988      21,007      (222,722)     358,273     627,281

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--       $1,058,119,939       $--        $677,817,604

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $878,578,743  $4,255,042  $(270,650,565) $(266,395,523)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $38,445,011 $39,425,932     $--     $39,425,932

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

       Ordinary Income      Long-Term Capital Gain           Total
   ----------------------- ------------------------ ------------------------
      2008        2007         2008        2007         2008        2007
   ----------- ----------- ------------ ----------- ------------ -----------

   $18,990,316 $10,500,629 $147,185,884 $59,930,535 $166,176,200 $70,431,164

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed
    Ordinary      Long-Term   Net Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------- ------------------ -------------

       $--           $--      $(266,401,549)   $(140,690,487)   $(407,092,036)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

9. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Oppenheimer Capital Appreciation Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Oppenheimer Capital Appreciation Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Oppenheimer Capital Appreciation Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the three-year period ended July 31, 2008 and underperformed the median of its Performance Universe for the one- and five-year periods. The Board also noted that the Portfolio underperformed its Lipper Index for the same periods. The Board further considered that the Portfolio outperformed its benchmark, the S&P 500 Index, for the one- and three-year periods but underperformed the S&P 500 Index for the five-year period. The Board took into account management's discussion of the Portfolio's performance. Based on its review, the Board concluded that the Portfolio's overall performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Oppenheimer Capital Appreciation Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Oppenheimer Capital Appreciation Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                                    DECEMBER 31, 2008
          MET INVESTORS SERIES TRUST
          PIMCO INFLATION PROTECTED BOND PORTFOLIO


          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (6.88)%, (7.06)% and (6.92)% for Class A, B and E Shares versus (2.35)% for its benchmark, the Barclays Capital (formerly Lehman Brothers) Global Real: U.S. TIPS Bond Index/1/.

MARKET ENVIRONMENT/CONDITIONS

Interest rates continued to fall in the fourth quarter as the global recession deepened, capping the most tumultuous year in financial markets since World War
II. Massive deleveraging originating in the subprime debacle shook the global financial system in 2008 as the global recession deepened. It produced a credit contraction that continues to roil markets and economies worldwide.

Treasuries outperformed other fixed income sectors by a wide margin for all of 2008 as investors sought refuge from financial market turmoil. Yields on the shortest maturity Treasuries plunged more than 300 basis points during 2008, while yields on Treasury notes and bonds fell as much as 228 basis points, amid a stampede by investors to liquidity and safety. Risk appetites weakened substantially as the credit crisis reinforced expectations of a prolonged global recession and disinflation. The benchmark 10-year Treasury bond yielded only 2.22% at the end of the year, near a record low and 161 basis points lower than at the beginning of the fourth quarter.

Treasury Inflation-Protected Securities (TIPS) returns were negative for all of 2008 as real interest rates rose amid the global deleveraging process that weighed on most asset classes. The Barclays Capital Global Real: U.S. TIPS Bond Index returned -2.35% for the full year. The benchmark 10-year TIPS yielded 2.14% at year-end, 41 basis points higher than at the start of 2008.

PORTFOLIO REVIEW/CURRENT POSITIONING

The following is a summary of the main contributors to the Portfolio's performance relative to its benchmark in 2008.

  . Treasury Inflation-Protected Securities (TIPS) selection, focused on longer dated maturities; real yields declined on these issues as markets priced in the long-term inflation risks of stimulative government policy

  . Exposure to short maturities in the U.S. and U.K. via money market futures, as policy initiatives helped move interbank lending rates down toward more typical levels

  . Strategies that benefit from yield curve steepening in Euroland; short-term rates fell more than long-term rates amid economic slowing and expectations of policy rate cuts by the European Central Bank

  . Exposure to nominal duration vs. real duration in the U.K. and Euroland; nominal yields declined while real yields rose in both markets as inflation expectations fell

The following is a summary of major detractors from Portfolio performance relative to the benchmark.

  . An underweight to total duration in the second half of Q4; global rates continued to decline as the global recession deepened

  . Exposure to real duration vs. nominal duration in Japan, where the spread between real rates and nominal rates narrowed to historic lows amid hedge fund selling

  . Positions in long-dated pay-fixed swap spreads, as long-dated spreads narrowed dramatically in November

  . Holdings of agency mortgage pass-through securities, as even these high quality bonds were adversely affected by global deleveraging; however, higher coupon yields mitigated this impact

  . Small exposure to upper tier non-Agency mortgages and other asset-backed securities, which reacted negatively to the Treasury's refocusing of the Troubled Asset Relief Program (TARP) away from direct mortgage investments

  . Modest holdings of financial sector credits, as the flight to quality and liquidity of nominal Treasuries caused spreads to widen

MIHIR WORAH
Executive Vice President
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The Barclays Capital (formerly Lehman Brothers) Global Real: U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.000%, due 01/15/14)    11.64%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (3.000%, due 07/15/12)    11.00%
     ---------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.500%, due 06/01/38)       9.60%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (3.875%, due 04/15/29)     8.48%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.000%, due 07/15/14)     7.39%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.375%, due 01/15/25)     7.31%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.375%, due 04/15/11)     7.26%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (3.625%, due 04/15/28)     7.11%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.625%, due 07/15/17)     6.14%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.000%, due 01/15/16)     5.61%
     ---------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                     [CHART]

Asset-Backed Securities                   7.3%
Corporate Bonds & Debt Securities        12.9%
Foreign Bonds & Debt Securities           1.8%
Municipals                                0.5%
Preferred Stocks                          0.0%
U.S. Government & Agency Obligations     77.5%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND PORTFOLIO            FOR THE YEAR ENDED 12/31/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


              PIMCO INFLATION PROTECTED BOND PORTFOLIO MANAGED BY
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. BARCLAYS CAPITAL (FORMERLY LEHMAN
                BROTHERS) GLOBAL REAL: U.S. TIPS BOND INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

                PIMCO Inflation           Barclays (formerly Lehman
                 Protected Bond             Borthers Global Real:
              Portfolio -- Class A         U.S. TIPS Bond Index/1/
              --------------------        -------------------------
  5/1/2003         $10,000                       $10,000
12/31/2003          10,547                        10,568
12/31/2004          11,541                        11,460
12/31/2005          11,711                        11,785
12/31/2006          11,789                        11,833
12/31/2007          13,095                        13,209
12/31/2008          12,194                        12,898




    ----------------------------------------------------------------
                                       Average Annual Return/2/
                                   (for the period ended 12/31/08)
    ----------------------------------------------------------------
                                                           Since
                                   1 Year 3 Year 5 Year Inception/3/
    ----------------------------------------------------------------
    PIMCO Inflation Protected
    Bond Portfolio--
--  Class A                        -6.88% 1.44%  3.00%     3.61%
    Class B                        -7.06% 1.17%  2.74%     3.36%
    Class E                        -6.92%    --     --     1.92%
    ----------------------------------------------------------------
    Barclays Capital (formerly
    Lehman Brothers) Global Real:
- - U.S. TIPS Bond Index/1/        -2.35% 3.06%  4.07%     4.60%
    ----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Barclays Capital (formerly Lehman Brothers) Global Real: U.S. TIPS Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 5/1/03. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 5/1/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
PIMCO INFLATION PROTECTED BOND PORTFOLIO     ------------- ------------- ---------------


  Class A
  Actual                                       $1,000.00     $  889.60        $2.52
  Hypothetical (5% return before expenses)      1,000.00      1,022.47         2.69
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  888.50        $3.70
  Hypothetical (5% return before expenses)      1,000.00      1,021.22         3.96
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  889.30        $3.23
  Hypothetical (5% return before expenses)      1,000.00      1,021.72         3.46
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.53%, 0.78%, and 0.68% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


-----------------------------------------------------------------------------------
                                                        PAR             VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------

MUNICIPALS - 0.9%
Badger Tobacco Asset Securitization Corp. 6.375%,
  due 06/01/32.................................... $     1,000,000 $        777,390
Buckeye Tobacco Settlement Financing
  Authority 5.875%, due 06/01/47..................       1,000,000          544,160
California County Tobacco Securitization
  Agency 5.625%, due 06/01/23.....................         145,000          144,695
Dallas, Texas Area Rapid Transit 5.000%, due
  12/01/36 (AMBAC)................................       3,400,000        3,334,652
Golden State Tobacco Securitization Corp. 5.750%,
  due 06/01/47....................................         100,000           55,764
Los Angeles Department of Water & Power, Systems
  Subser A-2 5.000%, due 07/01/44 (AMBAC).........       3,800,000        3,344,152
New York City Municipal Water Finance Authority
  4.750%, due 06/15/38............................         300,000          259,068
  5.000%, due 06/15/38............................         900,000          842,166
Tobacco Settlement Financing Corp.
  6.000%, due 06/01/23............................         970,000          797,922
  7.467%, due 06/01/47............................       1,180,000          676,270
University of Arkansas, Various Facility
  Fayetteville Campus, 5.000%, due 11/01/36
  (AMBAC).........................................       2,100,000        2,035,446
                                                                   ----------------
Total Municipals (Cost $15,034,211)                                      12,811,685
                                                                   ----------------
ASSET-BACKED SECURITIES - 13.7%
Ace Securities Corp. 0.521%, due
  07/25/36-12/25/36+..............................         294,591          274,725
Argent Securities, Inc. 0.521%, due 10/25/36+.....         221,566          211,491
Asset Backed Funding Certificates
  0.821%, due 06/25/34+...........................         877,507          454,139
  0.531%, due 11/25/36+...........................          49,299           46,516
Asset Backed Securities Corp. Home Equity 0.521%,
  due 11/25/36-12/25/36+..........................       1,174,979        1,082,352
Banc of America Commercial Mortgage, Inc.
  5.658%, due 06/10/49+...........................       1,100,000          807,958
  5.745%, due 02/10/51+...........................       1,100,000          796,069

-----------------------------------------------------------------------------------
                                                        PAR             VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONTINUED
Banc of America Funding Corp. 4.609%, due
  02/20/36+....................................... $     2,462,507 $      2,098,768
Banc of America Large Loan, Inc. 1.710%, due
  08/14/29 (144A)+(a).............................       6,232,487        4,397,138
Banc of America Mortgage Securities 6.500%, due
  09/25/33........................................         175,192          168,243
Bank of America Credit Card Trust 2.395%, due
  12/16/13+.......................................      13,800,000       12,285,823
Bear Stearns ALT-A Trust 0.631%, 1/25/37..........         511,132          236,323
Bear Stearns ARM Trust
  4.853%, due 01/25/35+...........................       6,922,727        4,735,677
  4.125%, due 03/25/35+...........................       2,037,470        1,726,352
Bear Stearns Asset Backed Securities Trust
  1.131%, due 10/25/32+...........................          45,932           27,266
  0.801%, due 01/25/36+...........................          43,036           39,251
  0.521%, due 11/25/36+...........................          68,885           61,897
  1.471%, due 10/25/37+...........................       4,955,076        4,066,848
Bear Stearns Commercial Mortgage
  Securities 6.440%, due 06/16/30.................          19,268           19,200
Bear Stearns Mortgage Funding Trust 0.541%, due
  02/25/37+.......................................       2,878,494        2,480,076
Bear Stearns Structured Products, Inc. 5.661%,
  due 01/26/36+...................................       1,301,402          817,935
Capital Auto Receivables Asset Trust
  2.115%, due 03/15/11+...........................       1,200,000        1,162,205
  2.645%, due 10/15/12+...........................       7,100,000        6,334,399
Carrington Mortgage Loan Trust 0.791%, due
  10/25/35+.......................................         788,537          682,496
Chase Issuance Trust
  1.445%, due 09/15/11+...........................       1,300,000        1,255,694
  1.845%, due 11/15/11+...........................      14,700,000       14,079,476
Citigroup Commercial Mortgage Trust 1.265%, due
  08/15/21 (144A)+(a).............................           6,843            5,937
Citigroup Mortgage Loan Trust, Inc.
  4.700%, due 12/25/35+...........................       3,248,575        2,360,756
  4.900%, due 12/25/35+...........................         151,586          121,877
Countrywide Alternative Loan Trust 0.751%, due
  12/25/35+.......................................          85,789           38,890
  0.588%, due 09/20/46+...........................         195,456          191,005
  0.688%, due 02/20/47+...........................       1,207,176          496,996
  0.651%, due 05/25/47+...........................         398,084          164,067

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


   ----------------------------------------------------------------------------
                                                 PAR                VALUE
   SECURITY DESCRIPTION                         AMOUNT             (NOTE 2)
   ----------------------------------------------------------------------------

   ASSET-BACKED SECURITIES - CONTINUED
   Countrywide Asset-Backed
     Certificates 0.521%, due
     03/25/37-05/25/47+.................... $       564,767    $        531,065
     0.551%, due 06/25/37+.................       1,532,768           1,413,224
     0.501%, due 01/25/46+.................          62,926              62,283
     0.531%, due 09/25/46+.................          44,280              43,667
     0.581%, due 10/25/36+.................         376,565             347,842
   Countrywide Home Loans 3.779%, due
     11/19/33+.............................         184,466             150,552
     0.761%, due 04/25/35+.................       1,832,525             901,855
     0.811%, due 06/25/35 (144A)+(a).......         503,759             342,472
   Credit Suisse First Boston Mortgage
     Securities Corp. 4.938%,
     due 05/15/16..........................         456,728             447,392
   Daimler Chrysler Auto Trust 2.806%, due
     07/08/11+.............................      18,600,000          17,982,376
     3.356%, due 09/10/12+.................       1,000,000             889,557
   Deutsche Alt-A Securities, Inc.
     Mortgage Loan Trust 1.495%, due
     10/25/36+.............................         392,502             364,572
     5.869%, due 10/25/36..................       1,400,000             807,973
     5.886%, due 10/25/36..................       1,400,000             709,337
   Equity One ABS, Inc. 0.771%, due
     04/25/34+.............................         121,664              39,087
   First Franklin Mortgage Loan Asset
     Backed Certificates 0.521%, due
     11/25/36-12/25/36+....................       1,088,558             989,997
     0.511%, due 01/25/38+.................         738,818             683,064
   First Horizon Pass Trust
     Mortgage 4.744%, due 06/25/34+........         674,619             374,269
   Ford Credit Auto Owner Trust 2.095%,
     due 01/15/11+.........................      15,000,000          14,561,085
   Fremont Home Loan Trust 0.521%, due
     10/25/36+.............................          60,907              55,329
     0.531%, due 01/25/37+.................         339,895             265,253
   GE Capital Commercial Mortgage
     Corp. 4.229%, due 12/10/37............       4,237,552           4,103,097
   Greenpoint Mortgage Funding
     Trust 0.691%, due 06/25/45+...........         877,510             397,547
     0.741%, due 11/25/45+.................         426,881             197,232
     0.551%, due 10/25/46+.................         462,949             372,305
   GS Mortgage Loan Trust 4.540%, due
     09/25/35..............................       1,673,437           1,236,484
   GSAMP Trust 0.761%, due 03/25/34+.......          98,549              95,558
     0.541%, due 10/25/36+.................          15,818              14,226

   ----------------------------------------------------------------------------
                                                 PAR                VALUE
   SECURITY DESCRIPTION                         AMOUNT             (NOTE 2)
   ----------------------------------------------------------------------------

   ASSET-BACKED SECURITIES - CONTINUED
     0.511%, due 10/25/46+................. $        81,274    $         76,481
     0.571%, due 01/25/47+.................         519,834             479,031
   Harborview Mortgage Loan Trust 0.801%,
     due 05/19/35+.........................         196,909              92,130
     0.671%, due 01/19/38+.................         190,876             171,060
   HSI Asset Securitization Corp.
     Trust 0.521%, due 09/25/36+...........         126,979             109,692
   Impac Secured Assets Corp. 0.551%, due
     01/25/37+.............................         161,482             150,128
   Indymac Index Mortgage Loan
     Trust 0.561%, due 10/25/36............         570,695             520,152
   Indymac Residential Asset Backed
     Trust 0.521%, due 11/25/36+...........          53,246              52,335
   JPMorgan Chase Commercial Mortgage
     Securities Corp. 5.794%,
     due 02/12/51..........................       1,500,000           1,094,694
   JPMorgan Mortgage Acquisition
     Corp. 0.521%, due 07/25/36-08/25/36+..         431,432             399,359
     0.511%, due 08/25/36+.................          35,705              34,765
     1.465%, due 11/25/36+.................          86,621              80,097
     0.531%, due 04/1/37+..................       1,693,666           1,333,701
   JPMorgan Mortgage Trust 5.003%, due
     07/25/35+.............................       1,162,957             749,926
   Lehman XS Trust 5.39%, due 05/25/46+....          97,738              94,391
     1.00%, due 07/25/46-11/25/46+.........         719,968             672,901
   Long Beach Mortgage Loan Trust 0.651%,
     due 07/25/35+.........................          42,920              40,572
     0.511%, due 11/25/36+.................          49,652              46,787
   Master Adjustable Rate Mortgages
     Trust 4.952%, due 12/25/33+...........         688,498             498,552
     3.788%, due 11/21/34+.................         600,000             385,056
   MBNA Credit Card Master Note
     Trust 1.295%, due 12/15/11+...........         100,000              97,174
   Mellon Residential Funding
     Corp. 1.635%, due 12/15/30+...........         182,543             145,758
     1.545%, due 11/15/31+.................         823,682             630,981
   Merrill Lynch Floating Trust 1.265%,
     due 06/15/22 (144A)+(a)...............         216,045             164,329
   Merrill Lynch Mortgage Investors
     Trust 3.818%, due 10/25/35+...........       4,612,369           3,521,227
     0.541%, due 08/25/36-07/25/37+........         856,814             807,840

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   ----------------------------------------------------------------------------
                                                 PAR                VALUE
   SECURITY DESCRIPTION                         AMOUNT             (NOTE 2)
   ----------------------------------------------------------------------------

   ASSET-BACKED SECURITIES - CONTINUED
     0.521%, due 05/25/37+................. $       190,186    $        183,228
     0.501%, due 06/25/37+.................          18,404              18,146
   Morgan Stanley Capital, Inc. 0.511%,
     due   06/25/36-10/25/36+..............         382,876             366,034
     0.521%, due 09/25/36-11/25/36+........       1,386,993           1,306,570
   Nomura Asset Acceptance Corp. 0.611%,
     due 01/25/36 (144A)+(a)...............          71,914              58,738
   Option One Mortgage Loan Trust 0.521%,
     due 02/25/37+.........................         946,095             887,863
     0.511%, due 01/25/37+.................          13,005              12,649
   Park Place Securities, Inc. 0.731%, due
     09/25/35+.............................          30,826              21,474
   Residential Accredit Loans,
     Inc. 0.771%, due 08/25/35+............         337,651             164,864
     3.616%, due 09/25/45+.................         365,295             168,258
   Residential Asset Mortgage Products,
     Inc. 0.541%, due 11/25/36+............           8,022               7,943
   Residential Asset Securities
     Corp. 0.541%, due 11/25/36+...........         487,863             468,235
   Residential Asset Securitization
     Trust 6.500%, due 08/25/36............       1,000,000             297,325
   Securitized Asset Backed Receivables
     LLC Trust 0.521%, due 09/25/36+.......          63,950              60,595
   Securitized Asset Sales, Inc. 5.759%,
     due 11/26/23+.........................           9,229               8,067
   Sequoia Mortgage Trust 0.931%, due
     10/19/26+.............................         308,504             244,162
   SLM Student Loan Trust 3.515%, due
     04/25/14+.............................       1,734,903           1,687,289
     5.035%, due 04/25/23+.................      32,200,000          30,221,194
   Small Business Administration
     Participation Certificates 4.880%,
     due 11/01/24..........................       3,632,935           3,679,582
     5.510%, due 11/01/27..................       7,378,825           7,627,475
     5.170%, due 01/01/28..................       6,281,803           6,397,057
   Soundview Home Equity Loan
     Trust 0.521%, due 10/25/36+...........             344                 340
     0.571%, due 10/25/36+.................          28,974              28,484
     0.531%, due 11/25/36 (144A)+(a).......         190,858             174,912
     0.551%, due 01/25/37+.................         381,230             361,376
   Specialty Underwriting & Residential
     Finance Trust 0.501%, due 06/25/37+...           6,938               6,838
     0.516%, due 11/25/37+.................          21,061              19,970

   ----------------------------------------------------------------------------
                                                 PAR             VALUE
   SECURITY DESCRIPTION                         AMOUNT          (NOTE 2)
   ----------------------------------------------------------------------------

   ASSET-BACKED SECURITIES - CONTINUED
   Structured Adjustable Rate Mortgage
     Loan Trust 5.365%, due 02/25/34+...... $       484,584 $        302,482
     3.453%, due 01/25/35+.................         262,186          121,211
   Structured Asset Investment Loan
     Trust 0.521%, due 07/25/36+...........          46,667           42,865
   Structured Asset Mortgage Investments,
     Inc. 0.911%, due 10/19/34+............         201,289          106,017
     0.661%, due 05/25/35+.................         242,066          101,328
     0.541%, due 08/25/36+.................         298,824          281,697
   Structured Asset Securities Corp.
     4.900%, due 04/25/35+.................       1,016,295          500,143
     5.048%, due 12/31/36 (144A)+(a).......         353,450          255,972
     0.521%, due 05/25/36-11/25/36+........         482,707          446,166
   TBW Mortgage Backed Pass Through
     Certificates
     0.571%, due 09/25/36+.................          30,486           29,409
     0.581%, due 01/25/37+.................         494,982          460,175
     6.015%, due 06/25/37..................         600,000          413,421
   Thornburg Mortgage Securities Trust
     0.581%, due 04/25/36+.................          75,176           71,990
     0.591%, due 08/25/36+.................       1,816,537        1,508,010
   Truman Capital Mortgage Loan Trust
     0.811%, due 01/25/34 (144A)+(a).......          15,181           14,961
   Wachovia Bank Commercial Mortgage Trust
     2.342%, due 03/02/09+.................         300,000          298,082
     2.428%, due 05/08/09+.................         400,000          394,682
     1.275%, due 06/15/20 (144A)+(a).......       4,120,895        2,924,984
     1.285%, due 08/11/18 (144A)+(a).......       2,881,880        2,205,554
   WaMu Mortgage Pass Through Certificates
     3.456%, due 11/25/42+.................          66,320           54,764
     0.761%, due 08/25/45-10/25/45+........       2,456,804        1,348,712
     0.731%, due 11/25/45+.................         383,432          188,741
     3.256%, due 02/25/46+.................         394,242          167,803
     4.265%, due 07/25/46+.................       1,483,099        1,241,428
     3.756%, due 11/25/46+.................         309,203          213,196
     3.066%, due 12/25/46+.................         211,954           90,457

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   -------------------------------------------------------------------------
                                                 PAR             VALUE
   SECURITY DESCRIPTION                         AMOUNT          (NOTE 2)
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES - CONTINUED
   Wells Fargo Mortgage Backed Securities
     Trust 3.742%, due 09/25/34+........... $       444,141 $        325,045
                                                            ----------------
   Total Asset-backed Securities (Cost
   $221,543,058)                                                 193,143,627
                                                            ----------------

   DOMESTIC BONDS & DEBT SECURITIES - 23.5%
   AIRLINES - 0.1%
   Southwest Airlines Co. 5.125%, due
     03/01/17..............................       1,000,000          724,171
                                                            ----------------
   AUTOMOBILES - 0.2%
   Daimler North America Holding Corp.
     2.346%, due 03/13/09+.................       2,900,000        2,898,678
                                                            ----------------
   CAPITAL MARKETS - 4.4%
   Bear Stearns Cos., Inc.
     2.371%, due 11/28/11+.................       1,000,000          933,574
     7.250%, due 02/01/18..................       2,000,000        2,195,398
   Goldman Sachs Group, Inc. (The)
     2.229%, due 11/16/09+.................       7,000,000        6,706,294
     1.766%, due 06/28/10+.................       4,400,000        4,028,820
     6.150%, due 04/01/18..................       2,100,000        2,021,506
     6.750%, due 10/01/37..................       6,400,000        5,210,374
   Lehman Brothers Holdings, Inc.
     5.370%, due 11/24/08(b)...............         300,000           28,500
     1.00%, due 12/23/44...................       6,300,000          598,500
     6.200%, due 09/26/14(b)...............         700,000           70,000
     7.000%, due 09/27/27(b)...............         400,000           40,000
   Merrill Lynch & Co., Inc.
     4.485%, due 05/12/10+.................       6,800,000        6,554,697
     6.400%, due 08/28/17..................       2,700,000        2,709,488
     6.875%, due 04/25/18..................       8,900,000        9,325,643
   Morgan Stanley
     4.299%, due 01/22/09+.................         300,000          301,775
     2.498%, due 02/09/09+.................       2,100,000        2,089,586
     4.753%, due 01/18/11+.................       4,000,000        3,407,560
     6.000%, due 04/28/15..................      16,600,000       14,339,362
   Small Business Administration 4.504%,
     due 02/10/14..........................       1,168,119        1,149,900
                                                            ----------------
                                                                  61,710,977
                                                            ----------------
   COMMERCIAL BANKS - 5.8%
   ANZ National International,
     Ltd. 6.200%, due 07/19/13 (144A)(a)...       3,600,000        3,486,596
   Bank of Ireland Plc 1.898%, due
     12/18/09+.............................       1,100,000        1,093,217
   Barclays Bank Plc
     5.450%, due 09/12/12..................       7,300,000        7,398,908
     7.434%, due 09/29/49 (144A)+(a).......         700,000          354,361

   -------------------------------------------------------------------------
                                                 PAR             VALUE
   SECURITY DESCRIPTION                         AMOUNT          (NOTE 2)
   -------------------------------------------------------------------------

   COMMERCIAL BANKS - CONTINUED
   Charter One Bank N.A. 3.585%, due
     04/24/09+............................. $     8,000,000 $      7,885,256
   Commonwealth Bank of Australia 1.916%,
     due 06/08/09 (144A)+(a)...............         400,000          398,024
   DNB North Bank ASA 4.889%, due 10/13/09
     (144A)+(a)............................       1,200,000        1,199,933
   Export-Import Bank of Korea 3.011%, due
     10/04/11 (144A)+(a)...................       1,600,000        1,604,941
   National Australia Bank, Ltd.
     2.838%, due 02/08/10 (144A)+(a).......      11,500,000       11,511,420
     5.350%, due 06/12/13 (144A)(a)........       3,100,000        2,990,706
   Rabobank Nederland 4.773%, due 01/15/09
     (144A)+(a)............................         800,000          800,673
   Royal Bank of Scotland Plc 7.092%, due
     10/29/49+ (c).........................         500,000          316,236
   UBS AG
     3.779%, due 05/05/10+.................      11,500,000       11,483,498
     5.875%, due 12/20/17..................       1,200,000        1,104,238
     5.750%, due 04/25/18..................       6,000,000        5,455,068
   Unicredito Italiano S.p.A. 1.640%, due
     05/18/09+.............................      22,400,000       22,393,392
   Wachovia Bank National Association
     2.153%, due 02/23/09+.................         300,000          299,024
     2.287%, due 12/02/10+.................       2,300,000        2,139,407
                                                            ----------------
                                                                  81,914,898
                                                            ----------------
   COMPUTERS & PERIPHERALS - 0.3%
   Lexmark International, Inc. 5.900%, due
     06/01/13..............................       5,000,000        3,945,205
                                                            ----------------
   CONSUMER FINANCE - 1.4%
   American Express Bank FSB S.A.
     5.500%, due 04/16/13..................       1,500,000        1,422,186
     6.000%, due 09/13/17..................       2,700,000        2,532,813
   American Express Centurion Bank
     1.275%, due 07/13/10+.................       5,000,000        4,534,960
     6.000%, due 09/13/17..................       2,600,000        2,439,005
   American Express Co.
     7.000%, due 03/19/18..................       2,490,000        2,521,987
     8.150%, due 03/19/38..................         720,000          828,153
   American Express Credit Corp. 0.521%,
     due 03/02/09+.........................       1,800,000        1,774,616
   Ford Motor Credit Co. LLC
     7.250%, due 10/25/11..................       5,800,000        4,239,400
     7.800%, due 06/01/12..................         400,000          280,819
                                                            ----------------
                                                                  20,573,939
                                                            ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   ----------------------------------------------------------------------------
                                                 PAR                VALUE
   SECURITY DESCRIPTION                         AMOUNT             (NOTE 2)
   ----------------------------------------------------------------------------

   DIVERSIFIED FINANCIAL SERVICES - 4.9%
   Atlas Reinsurance Plc 6.973%, due
     01/10/10 (144A)+(c)(d)................ $       400,000    $        551,905
   Bank of America Corp.
     2.826%, due 11/06/09+.................         900,000             882,448
     8.000%, due 12/29/49+.................       1,700,000           1,224,544
   C10 Capital SPV, Ltd. 6.722%, due
     12/01/49 (144A)+(a)...................         600,000             286,009
   Citigroup Funding, Inc. 0.474%, due
     04/23/09+.............................       7,000,000           6,919,486
   Citigroup, Inc.
     3.505%, due 01/30/09+.................         900,000             900,301
     1.496%, due 12/28/09+.................      10,000,000           9,435,260
     8.400%, due 04/29/49+.................       5,000,000           3,307,700
   Countrywide Financial Corp. 1.686%, due
     03/24/09+.............................      15,000,000          14,878,770
   General Electric Capital Corp.
     3.565%, due 10/26/09+.................       1,000,000             973,669
     2.538%, due 05/08/13+.................       9,300,000           7,585,350
     3.053%, due 05/22/13+.................      12,200,000          10,281,294
   Green Valley, Ltd. 8.993%, due 01/10/11
     (144A)+(c)(d).........................         500,000             673,826
   HSBC Finance Corp. 4.479%, due 10/21/09
     +.....................................       2,100,000           1,970,715
   International Lease Finance
     Corp. 6.625%, due 11/15/13............       1,100,000             741,863
   JPMorgan Chase & Co. 0.521%, due
     06/26/09+.............................         700,000             693,948
   Longpoint Re, Ltd. 7.246%, due 05/08/10
     (144A)+(d)............................       1,400,000           1,380,960
   Residential Reinsurance 2007,
     Ltd. 9.453%, due 06/07/10 (144A)+(d)..       1,600,000           1,582,400
   Santander Perpetual S.A.
     Unipersonal 6.671%, due 10/29/49
     (144A)+(a)............................       3,000,000           1,910,880
   TransCapitalInvest, Ltd. 7.700%, due
     08/07/13 (144A)(a)....................       2,700,000           1,994,331
   Vita Capital II, Ltd. 4.783%, due
     01/01/10 (144A)+(a)...................         400,000             385,500
   Vita Capital III, Ltd. 2.578%, due
     01/01/12 (144A)+(a)...................         800,000             719,920
                                                               ----------------
                                                                     69,281,079
                                                               ----------------

   -------------------------------------------------------------------------
                                                 PAR             VALUE
   SECURITY DESCRIPTION                         AMOUNT          (NOTE 2)
   -------------------------------------------------------------------------

   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
   AT&T, Inc. 2.959%, due 02/05/10+........ $    12,300,000 $     11,883,743
   Qwest Capital Funding, Inc. 7.000%, due
     08/03/09..............................       2,000,000        1,970,000
                                                            ----------------
                                                                  13,853,743
                                                            ----------------
   EDUCATION - 0.1%
   President and Fellows of Harvard
     College 6.000%, due 01/15/19 (144A)(a)       1,300,000        1,410,866
                                                            ----------------
   ELECTRIC UTILITIES - 0.2%
   Exelon Corp. 4.900%, due 06/15/15.......       1,000,000          820,911
   NiSource Finance Corp. 2.723%, due
     11/23/09+.............................         800,000          720,993
   Public Service Electric & Gas
     Co. 5.300%, due 05/01/18..............       1,000,000          973,061
                                                            ----------------
                                                                   2,514,965
                                                            ----------------
   FOOD PRODUCTS - 0.1%
   Kraft Foods, Inc. 6.125%, due 02/01/18..       1,600,000        1,570,523
                                                            ----------------
   HEALTH CARE PROVIDERS & SERVICES - 0.0%
   UnitedHealth Group, Inc. 4.875%, due
     02/15/13..............................         200,000          186,895
                                                            ----------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
   Constellation Energy Group,
     Inc. 4.550%, due 06/15/15.............         200,000          152,089
                                                            ----------------
   INSURANCE - 3.9%
   Allstate Life Global Funding II
     2.823%, due 05/21/10+.................      11,800,000       10,547,005
     5.375%, due 04/30/13..................       4,600,000        4,532,532
   American International Group, Inc.
     8.250%, due 08/15/18 (144A)(a)........       1,700,000        1,246,098
     8.175%, due 05/15/58 (144A)+(a).......       2,700,000        1,051,639
   Berkshire Hathaway Finance
     Corp. 5.400%, due 05/15/18............      19,500,000       20,081,783
   Foundation Re II, Ltd. 8.899%, due
     11/26/10 (144A)+(d)...................       1,000,000          968,400
   Merna Reinsurance, Ltd. 2.109%, due
     07/07/10 (144A)+(d)...................       4,000,000        3,601,200
   Pricoa Global Funding I 1.596%, due
     06/26/12 (144A)+(a)...................      17,300,000       12,575,578
                                                            ----------------
                                                                  54,604,235
                                                            ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                        PAR             VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------

IT SERVICES - 0.1%
Western Union Co. (The) 5.930%, due 10/01/16...... $     2,000,000 $      1,711,768
                                                                   ----------------
MEDIA - 0.4%
EchoStar DBS Corp. 7.000%, due 10/01/13...........       6,200,000        5,409,500
                                                                   ----------------
OIL, GAS & CONSUMABLE FUELS - 0.0%
Suncor Energy, Inc. 6.100%, due 06/01/18..........         700,000          604,250
                                                                   ----------------
PHARMACEUTICALS - 0.6%
GlaxoSmithKline Capital, Inc. 2.800%, due
  05/13/10+.......................................       8,300,000        8,029,926
                                                                   ----------------
Total Domestic Bonds & Debt Securities (Cost
$364,935,503)                                                           331,097,707
                                                                   ----------------

FOREIGN BONDS & DEBT SECURITIES - 3.4%
CAYMAN ISLANDS - 0.1%
Atlantic & Western, Ltd. 7.708%, due 01/09/09
  (144A)+(d)......................................       1,200,000        1,195,560
                                                                   ----------------
JAPAN - 3.3%
Japanese Government CPI Linked Bond 0.800%, due
  12/10/15(e).....................................   2,698,380,000       25,762,965
  1.100%, due 12/10/16(e).........................     929,110,000        8,910,068
  1.200%, due 12/10/17(e).........................     318,060,000        3,043,275
  1.400%, due 06/10/18(e).........................     876,100,000        8,439,931
                                                                   ----------------
                                                                         46,156,239
                                                                   ----------------
Total Foreign Bonds & Debt Securities (Cost
$43,459,003)                                                             47,351,799
                                                                   ----------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS - 145.3%
Federal Home Loan Mortgage Corp. 5.500%,
  due 05/15/16-06/01/38...........................      40,066,946       41,017,872
  4.500%, due 05/15/17............................         333,425          338,634
  5.000%, due 12/14/18-02/15/20...................       6,353,113        6,517,447
  1.425%, due 02/15/19+...........................      16,884,113       16,232,326
  1.345%, due 07/15/19-10/15/20+..................      10,394,802       10,086,285
  4.000%, due 03/15/23-10/15/23...................         323,547          323,806
  1.545%, due 12/15/30+...........................         328,196          322,683
  0.731%, due 08/25/31+...........................         125,970          112,825
  4.375%, due 08/01/38+...........................         316,210          314,087
  6.000%, due 05/01/35............................         124,019          128,190
  3.678%, due 10/25/44+...........................       7,400,886        7,098,508
  3.679%, due 02/25/45+...........................       2,184,525        1,968,145

--------------------------------------------------------------------------------------
                                                        PAR             VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
--------------------------------------------------------------------------------------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Assoc. 5.500%,
  due 05/01/34-09/01/38........................... $   197,302,911 $    202,564,964
  0.621%, due 08/25/34+...........................         274,589          260,471
  4.52%, due 11/01/34+............................       3,514,632        3,456,523
  4.652%, due 01/01/35+...........................         452,502          455,272
  4.665%, due 02/25/36+...........................       2,313,012        2,381,304
  5.000%, due 02/01/36-07/01/38...................      84,926,759       86,816,445
  6.000%, due 02/01/36-08/01/38...................     103,030,722      106,200,482
  0.531%, due 12/25/36+...........................         444,996          392,708
  0.671%, due 11/27/37+...........................       6,400,000        5,443,904
  5.500%, due 09/01/38............................          57,662           59,219
  0.821%, due 05/25/42+...........................         215,266          205,553
  5.950%, due 02/25/44............................         612,418          621,373
  3.455%, due 03/01/44-07/01/44+..................       4,166,715        4,111,283
  3.677%, due 09/01/44+...........................         141,168          139,275
  5.000%, due 12/01/99(f).........................       7,500,000        7,658,205
  5.500%, due 12/01/99(f).........................      60,600,000       62,124,454
  6.000%, due 12/01/99(f).........................         300,000          308,859
Government National Mortgage Assoc. 5.500%, due
  07/15/33........................................           5,447            5,631
  6.000%, due 08/15/36-10/15/37...................       1,635,704        1,690,974
U.S. Treasury Inflation Index Bond 2.375%,
  due 04/15/11-01/15/27...........................     318,326,764      313,931,679
  2.000%, due 04/15/12-01/15/26...................     132,957,355      127,230,344
  2.625%, due 07/15/17............................      84,203,154       86,314,885
  1.625%, due 01/15/18............................      32,781,604       31,124,625
  1.750%, due 01/15/28............................      76,445,642       70,652,515
  3.625%, due 04/15/28............................      83,946,032      100,033,534
  3.875%, due 04/15/29............................      96,544,252      119,269,900
  3.375%, due 04/15/32............................       2,074,901        2,559,100
U.S. Treasury Inflation Index Note
  3.500%, due 01/15/11............................      54,900,540       53,901,185
  3.375%, due 01/15/12............................       3,782,279        3,742,686
  3.000%, due 07/15/12............................     157,865,228      154,769,649
  1.875%, due 07/15/13-07/15/15...................      48,732,528       45,938,961
  2.000%, due 01/15/14-01/15/16...................     365,003,418      346,594,281
  1.625%, due 01/15/15............................      18,834,194       17,471,672
  2.500%, due 07/15/16............................         429,100          425,848
                                                                   ----------------
Total U.S. Government & Agency Obligations (Cost
$1,982,305,420)                                                       2,043,318,571
                                                                   ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------
                                                     SHARES/PAR         VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------

LOAN PARTICIPATION(A) - 0.6%
Chrysler Finco 6.82%, due 08/03/14 (144A)(a)...... $     6,519,975 $      3,348,470
Ford Motor Corp. 5.49%, due 12/15/13 (144A)(a)....         989,899          397,816
HCA, Inc. 6.011%, due 11/14/13 (144A)(a)..........       6,174,000        4,809,546
                                                                   ----------------
Total Loan Participation (Cost $13,268,426)                               8,555,832
                                                                   ----------------

PREFERRED STOCK - 0.1%
COMMERCIAL BANKS - 0.1%
Wachovia Corp. 7.500% (Cost - $900,000)...........             900          675,000
                                                                   ----------------

CONVERTIBLE PREFERRED STOCK - 0.0%
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Bank of America Corp. 7.250% (Cost - $1,000,000)..           1,000          650,000
                                                                   ----------------
PURCHASED OPTIONS - 0.0%
Option on TBA Puts, Expires 01/06/09, Strike
  Price $50.......................................       7,000,000                0
Option on TBA Puts, Expires 01/06/09, Strike
  Price $45.......................................       1,500,000                0
Option on TBA Puts, Expires 02/05/09, Strike
  Price $80.......................................      31,000,000            3,633
Option on TBA Puts, Expires 02/05/09, Strike
  Price $70.......................................      28,100,000                0
Option on TBA Puts, Expires 02/05/09, Strike
  Price $64.......................................      29,500,000                0
Option on Future RXH9 Expires 02/20/09, Strike
  Price $155......................................           2,110            2,933
Option on TIPS Calls, Expires 03/13/09, Strike
  Price $123......................................      13,400,000              402
Option on TIPS Calls, Expires 03/13/09............       7,380,000              369
Option on TIPS Calls, Expires 03/13/09, Strike
  Price $115......................................       7,300,000              292
Option on TIPS Puts, Expires 01/02/09, Strike
  Price $65.......................................      80,000,000                0

-----------------------------------------------------------------------------------
                                                        PAR             VALUE
SECURITY DESCRIPTION                                   AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------

PURCHASED OPTIONS - CONTINUED
Option on TIPS Puts, Expires 01/06/09, Strike
  Price $65....................................... $    40,100,000 $          3,133
Option on TIPS Puts, Expires 01/16/09, Strike
  Price $65.......................................     172,700,000           13,491
U.S. Treasury Bonds 30 Year Futures Puts, Expires
  02/20/09, Strike Price $66......................             100            1,562
U.S. Treasury Notes 10 Year Calls, Expires
  01/23/09, Strike Price $142.....................             105            1,641
U.S. Treasury Notes 10 Year Future Puts, Expires
  02/20/09, Strike Price $85......................             100            1,812
                                                                   ----------------
Total Purchased Options (Cost $51,769)                                       29,268
                                                                   ----------------

SHORT-TERM INVESTMENTS - 13.0%
COMMERCIAL PAPER - 0.5%
Nordea Bank Finland Plc 5.299%, due 04/09/09+.....       7,000,000        6,999,684
                                                                   ----------------
REPURCHASE AGREEMENTS - 10.1%
JPMorgan Securities, Inc., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $84,812,245 on 01/02/09
  collateralized by $83,857,000 U.S. Treasury
  Bill at 1.750% due 03/31/10 with a value of
  $85,616,788.....................................      84,800,000       84,800,000
JPMorgan Securities, Inc., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $19,202,267 on 01/02/09
  collateralized by $18,870,000 U.S. Treasury
  Bill at 2.125% due 04/30/10 with a value of
  $19,388,681.....................................      19,200,000       19,200,000
JPMorgan Securities, Inc., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $29,310,737 on 01/09/09
  collateralized by $29,310,713 U.S. Treasury
  Bill at 4.675% due 08/15/17 with a value of
  $34,494,320.....................................      29,310,713       29,310,713

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------
                                                      PAR           VALUE
SECURITY DESCRIPTION                                 AMOUNT        (NOTE 2)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - CONTINUED
JPMorgan Securities, Inc., Repurchase Agreement,
  dated 12/31/08 at 0.010% to be repurchased at
  $8,247,164 on 01/02/09 collateralized by
  $8,173,350 U.S. Treasury Bill at 3.625% due
  12/31/12 with a value of $9,006,901............. $ 8,247,150 $     8,247,150
                                                               ---------------
                                                                   141,557,863
                                                               ---------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 2.4%
Federal Home Loan Bank 0.150%, due 02/04/09(g)....   9,000,000       8,998,725
U.S. Treasury Bill
  0.010%, due 01/15/09(g)(h)......................   1,850,000       1,849,993
  0.020%, due 01/29/09(g)(h)......................   5,390,000       5,389,916
  0.080%, due 02/26/09(g)(h)......................   1,380,000       1,379,828
  0.095%, due 02/26/09(g)(h)......................     700,000         699,897
  0.025%, due 03/05/09(g)(h)......................     610,000         609,973
  0.050%, due 03/05/09(g)(h)......................     440,000         439,961
  0.030%, due 03/26/09(g)(h)......................  11,440,000      11,439,199
  0.186%, due 04/29/09(g)(h)......................   3,180,000       3,178,061
                                                               ---------------
                                                                    33,985,553
                                                               ---------------
Total Short-Term Investments (Cost $182,543,100)                   182,543,100
                                                               ---------------

TOTAL INVESTMENTS - 200.5% (Cost $2,825,040,489)                 2,820,176,589
                                                               ---------------

Other Assets and Liabilities (net) - (100.5)%                   (1,413,803,910)
                                                               ---------------

TOTAL NET ASSETS - 100.0%                                      $ 1,406,399,014
                                                               ===============

PORTFOLIO FOOTNOTES:

+ Variable or floating rate security. The stated rate represents the rate at
  September 30, 2008.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $63,028,304 of net assets.
(b) Security is in default and/or issuer is in bankruptcy.
(c) Par shown in Euro Currency. Value is shown in USD.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $9,954,251 of net assets.
(e) Par shown in Japanese Yen. Value is shown in USD.
(f) This security is traded on a "to-be-announced" basis.
(g) Zero coupon bond - Interest rate represents current yield to maturity.
(h) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $24,986,828.
AMBAC - Ambac Indemnity Corporation
TIPS - Treasury Inflated Protected Securities


                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO


                                          STRIKE    NUMBER OF
WRITTEN CALL OPTIONS           EXPIRATION  PRICE    CONTRACTS    PREMIUM        VALUE
-------------------------------------------------------------------------------------
OTC 7 Year Interest Rate Swap  05/06/2009 $3.50  (13,900,000) $(291,900) $(1,031,093)
OTC 5 Year Interest Rate Swap  09/20/2010  5.37  (14,000,000)  (450,100)  (2,297,959)
                                                              ---------  -----------
                                                              $(742,000) $(3,329,052)
                                                              =========  ===========

                                          STRIKE    NUMBER OF
WRITTEN PUT OPTIONS            EXPIRATION  PRICE    CONTRACTS    PREMIUM     VALUE
----------------------------------------------------------------------------------
CME-EuroDollar Futures         03/16/2009 $98.50         (99) $ (16,760) $(14,231)
OTC 5 Year Interest Rate Swap  05/22/2009   2.75  (3,600,000)   (34,200)  (38,770)
IRO 7 Year Interest Rate Swap  09/20/2010   5.37 (14,000,000)  (450,100)  (45,235)
                                                              ---------  --------
                                                              $(501,060) $(98,236)
                                                              =========  ========

FORWARD SALES COMMITMENTS            INTEREST RATE MATURITY    PROCEEDS       VALUE
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.         6.000%      TBA    $10,175,344 $10,167,607
Federal National Mortgage Assoc.         6.000%      TBA        818,750     829,625
Government National Mortgage Assoc.      5.500%      TBA        100,320     102,985
Government National Mortgage Assoc.      6.500%      TBA        618,094     623,906
                                                            ----------- -----------
                                                            $11,712,508 $11,724,123
                                                            =========== ===========

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Portfolio at December 31, 2008, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
                                                              PORTFOLIO
        PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)  (UNAUDITED)
        ----------------------------------------------------------------
                              AAA                                82.57%
                              AA                                  5.21
                              A                                   6.46
                              BBB                                 0.67
                              BB                                  0.32
                              B                                   0.08
                              CCC                                 0.22
                              Other                               4.47
                                                               -------
                              Total:                           100.00%
                                                               =======

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1-- quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN FORWARD SALES OTHER FINANCIAL INSTRUMENTS+
VALUATION INPUTS                                  SECURITIES   COMMITMENTS      ASSETS     LIABILITIES
-------------------------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                        $1,473,969,876 $          0  $38,231,984   $   (225,328)
-------------------------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   1,346,206,713  (11,724,123)  22,317,112    (78,041,365)
-------------------------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0            0            0              0
-------------------------------------------------------------------------------------------------------
TOTAL                                         $2,820,176,589 $(11,724,123) $60,549,096   $(78,266,693)

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

PIMCO INFLATION PROTECTED BOND PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                              $2,678,618,726
   Repurchase Agreements                                                              141,557,863
   Restricted cash held as collateral on futures                                       10,362,000
   Cash denominated in foreign currencies (b)                                          10,307,503
   Receivable for investments sold                                                    478,826,732
   Receivable for Trust shares sold                                                       610,311
   Variation margin receivable on financial futures contracts (Note 7)                      4,885
   Dividends receivable                                                                    18,125
   Swap premium paid                                                                    1,794,595
   Interest receivable                                                                 12,189,362
   Swap interest receivable                                                             2,008,630
   Unrealized appreciation on swap contracts (Note 10)                                 21,159,126
   Unrealized appreciation on forward currency contracts (Note 8)                         753,121
   Other Assets                                                                            55,740
                                                                                   --------------
      Total assets                                                                  3,358,266,719
                                                                                   --------------
LIABILITIES
   Due to custodian                                                                     8,289,797
   Payables for:
      Investments purchased                                                         1,823,095,230
      Payable for cash collateral                                                       5,500,000
      Trust shares redeemed                                                             1,046,759
      Forward sales commitments, at value (c) (Note 2)                                 11,724,123
      Variation margin payable on financial futures contracts (Note 7)                    918,865
      Unrealized depreciation on forward currency contracts (Note 8)                    6,349,236
      Unrealized depreciation on swap contracts (Note 10)                              69,100,508
      Outstanding written options (d)                                                   3,427,288
      Open swaps and TBA's                                                              1,714,597
      Distribution and services fees--Class B                                             113,358
      Distribution and services fees--Class E                                               4,973
      Interest payable swap position                                                    2,729,049
      Swap premium received                                                            17,154,256
      Management fee (Note 3)                                                             577,364
      Administration fee                                                                    9,937
      Custodian and accounting fees                                                        22,574
   Accrued expenses                                                                        89,791
                                                                                   --------------
      Total liabilities                                                             1,951,867,705
                                                                                   --------------
NET ASSETS                                                                         $1,406,399,014
                                                                                   ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                                 $1,537,052,390
   Accumulated net realized loss                                                     (166,690,810)
   Unrealized depreciation on investments, futures contracts, options
      contracts, short sales, swap contracts and foreign currency                     (23,346,669)
   Undistributed net investment income                                                 59,384,103
                                                                                   --------------
      Total                                                                        $1,406,399,014
                                                                                   ==============
NET ASSETS
   Class A                                                                         $  824,668,024
                                                                                   ==============
   Class B                                                                            542,892,031
                                                                                   ==============
   Class E                                                                             38,838,959
                                                                                   ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                             83,843,735
                                                                                   ==============
   Class B                                                                             55,385,444
                                                                                   ==============
   Class E                                                                              3,962,243
                                                                                   ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                         $         9.84
                                                                                   ==============
   Class B                                                                                   9.80
                                                                                   ==============
   Class E                                                                                   9.80
                                                                                   ==============

--------------------------------------------------------------------------------------------------
   (a) Investments at cost, excluding repurchase agreements                        $2,683,482,626
   (b) Identified cost of foreign cash                                                 10,391,680
   (c) Proceeds of forward sales commitments                                           11,712,508
   (d) Cost of written options                                                          1,243,060

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

PIMCO INFLATION PROTECTED BOND PORTFOLIO
INVESTMENT INCOME
   Dividends                                                    $     117,326
   Interest                                                        65,410,731
                                                                -------------
       Total investment income                                     65,528,057
                                                                -------------
EXPENSES
   Management fee (Note 3)                                          7,548,048
   Administration fees                                                104,258
   Custodian and accounting fees                                      181,874
   Distribution and services fees - Class B                         1,390,203
   Distribution and services fees - Class E                            56,600
   Audit and tax services                                              65,520
   Legal                                                               19,436
   Trustee fees and expenses                                           18,374
   Shareholder reporting                                              155,625
   Insurance                                                           19,943
   Other                                                                7,307
                                                                -------------
       Total expenses                                               9,567,188
                                                                -------------
       Net investment income                                       55,960,869
                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                               (121,745,339)
       Futures contracts                                            8,757,919
       Written options contracts                                    2,886,547
       Swap contracts                                             (24,650,562)
       Foreign currency                                             2,646,165
                                                                -------------
   Net realized loss on investments, futures contracts,
       options contracts, swap contracts and foreign
       currency                                                  (132,105,270)
                                                                -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                (28,394,830)
       Futures contracts                                           25,730,180
       Written options contracts                                     (971,833)
       Forward sales commitments                                    2,472,994
       Swap contracts                                             (48,304,402)
       Foreign currency                                            (9,868,403)
                                                                -------------
   Net change in unrealized depreciation on investments,
       futures contracts, options contracts, short sales,
       swap contracts, and foreign currency                       (59,336,294)
                                                                -------------
   Net realized and unrealized loss on investments, futures
       contracts, options contracts, short sales, swap
       contracts and foreign currency                            (191,441,564)
                                                                -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $(135,480,695)
                                                                =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


PIMCO INFLATION PROTECTED BOND PORTFOLIO
                                                                           YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              2008            2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   55,960,869  $   57,809,617
   Net realized gain on investments, futures contracts, options
       contracts, swap contracts and foreign currency                      (132,105,270)     10,194,730
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, short
       sales, swap contracts and foreign currency                           (59,336,294)     69,518,918
                                                                         --------------  --------------
   Net increase in net assets resulting from operations                    (135,480,695)    137,523,265
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (35,085,881)    (24,298,686)
     Class B                                                                (19,856,826)     (7,902,994)
     Class E                                                                 (1,391,966)        (91,624)
   From net realized gains
     Class A                                                                 (1,852,515)             --
     Class B                                                                 (1,097,413)             --
     Class E                                                                    (73,870)             --
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                  (59,358,471)    (32,293,304)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                382,731,082     497,730,817
     Class B                                                                425,874,848      98,220,211
     Class E                                                                 58,901,566       7,806,017
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 36,938,396      24,298,686
     Class B                                                                 20,954,239       7,902,994
     Class E                                                                  1,465,836          91,624
   Cost of shares repurchased
     Class A                                                               (341,573,326)   (622,705,784)
     Class B                                                               (228,554,164)   (103,639,308)
     Class E                                                                (21,806,980)     (4,398,696)
                                                                         --------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                         334,931,497     (94,693,439)
                                                                         --------------  --------------
NET INCREASE IN NET ASSETS                                                  140,092,331      10,536,522
   Net assets at beginning of period                                      1,266,306,683   1,255,770,161
                                                                         --------------  --------------
   Net assets at end of period                                           $1,406,399,014  $1,266,306,683
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   59,384,103  $   52,037,930
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                            CLASS A
PIMCO INFLATION PROTECTED BOND PORTFOLIO                                  -------------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
                                                                             2008     2007    2006     2005     2004
                                                                          --------   ------  ------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  10.98   $10.08  $10.78  $ 10.64  $ 10.29
                                                                          --------   ------  ------  -------  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................     0.40     0.49    0.43     0.31     0.16
Net Realized/Unrealized Gain (Loss) on Investments.......................    (1.09)    0.65   (0.40)   (0.15)    0.81
                                                                          --------   ------  ------  -------  -------
Total from Investment Operations.........................................    (0.69)    1.14    0.03     0.16     0.97
                                                                          --------   ------  ------  -------  -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................    (0.43)   (0.24)  (0.43)      --    (0.11)
Distributions from Net Realized Capital Gains............................    (0.02)      --   (0.30)   (0.02)   (0.51)
                                                                          --------   ------  ------  -------  -------
Total Distributions......................................................    (0.45)   (0.24)  (0.73)   (0.02)   (0.62)
                                                                          --------   ------  ------  -------  -------
NET ASSET VALUE, END OF PERIOD........................................... $   9.84   $10.98  $10.08  $ 10.78  $ 10.64
                                                                          ========   ======  ======  =======  =======
TOTAL RETURN                                                                 (6.88)%  11.08%   0.65%    1.48%    9.41%
Ratio of Expenses to Average Net Assets After Reimbursement..............     0.53 %   0.55%   0.58%    0.55%    0.62%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.     0.53 %   0.55%   0.58%     N/A      N/A
Ratio of Net Investment Income to Average Net Assets.....................     3.74 %   4.78%   4.21%    2.85%    1.39%
Portfolio Turnover Rate..................................................  1,143.3 %  945.3%  851.3%  1228.7%  1173.9%
Net Assets, End of Period (in millions).................................. $  824.7   $857.5  $885.5  $ 585.8  $ 331.3

                                                                                            CLASS B
                                                                          -------------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
                                                                             2008     2007    2006     2005     2004
                                                                          --------   ------  ------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  10.96   $10.06  $10.76  $ 10.63  $ 10.29
                                                                          --------   ------  ------  -------  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................     0.37     0.46    0.40     0.27     0.08
Net Realized/Unrealized Gain (Loss) on Investments.......................    (1.10)    0.66   (0.41)   (0.12)    0.84
                                                                          --------   ------  ------  -------  -------
Total from Investment Operations.........................................    (0.73)    1.12   (0.01)    0.15     0.92
                                                                          --------   ------  ------  -------  -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................    (0.41)   (0.22)  (0.39)      --    (0.07)
Distributions from Net Realized Capital Gains............................    (0.02)      --   (0.30)   (0.02)   (0.51)
                                                                          --------   ------  ------  -------  -------
Total Distributions......................................................    (0.43)   (0.22)  (0.69)   (0.02)   (0.58)
                                                                          --------   ------  ------  -------  -------
NET ASSET VALUE, END OF PERIOD........................................... $   9.80   $10.96  $10.06  $ 10.76  $ 10.63
                                                                          ========   ======  ======  =======  =======
TOTAL RETURN                                                                 (7.06)%  10.80%   0.39%    1.39%    8.99%
Ratio of Expenses to Average Net Assets After Reimbursement..............     0.78 %   0.80%   0.82%    0.80%    0.81%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.     0.78 %   0.80%   0.82%     N/A      N/A
Ratio of Net Investment Income to Average Net Assets.....................     3.44 %   4.52%   3.93%    2.52%    0.73%
Portfolio Turnover Rate..................................................  1,143.3 %  945.3%  851.3%  1228.7%  1173.9%
Net Assets, End of Period (in millions).................................. $  542.9   $401.6  $367.0  $ 385.4  $ 502.3

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                    CLASS E
PIMCO INFLATION PROTECTED BOND PORTFOLIO                                  ------------------------------
                                                                          FOR THE YEARS ENDED DECEMBER 31,

                                                                          ------------------------------
                                                                             2008       2007     2006(B)
                                                                           --------     ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  10.96     $10.06    $ 9.92
                                                                           --------     ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................     0.37       0.48      0.29
Net Realized/Unrealized (Loss) on Investments............................    (1.09)      0.65     (0.15)
                                                                           --------     ------   ------
Total from Investment Operations.........................................    (0.72)      1.13      0.14
                                                                           --------     ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................    (0.42)     (0.23)       --
Distributions from Net Realized Capital Gains............................    (0.02)        --        --
                                                                           --------     ------   ------
Total Distributions......................................................    (0.44)     (0.23)       --
                                                                           --------     ------   ------
NET ASSET VALUE, END OF PERIOD........................................... $   9.80     $10.96    $10.06
                                                                           ========     ======   ======
TOTAL RETURN                                                                 (6.92)%    10.93%     1.41%
Ratio of Expenses to Average Net Assets After Reimbursement..............     0.68%      0.71%     0.75%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.     0.68%      0.71%     0.75%*
Ratio of Net Investment Income to Average Net Assets.....................     3.47%      4.63%     4.23%*
Portfolio Turnover Rate..................................................  1,143.3%     945.3%    851.3%
Net Assets, End of Period (in millions).................................. $   38.8     $  7.3    $  3.3

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is PIMCO Inflation Protected Bond Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the over the counter ("OTC") market are valued at the last ask price (options written) or the last bid price (options purchased). Swap agreements and options thereon are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

Short positions traded in the OTC market are valued at the last available ask price.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                             ---------- ----------

                             $2,146,834 $2,146,834

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

H. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


K. SWAP AGREEMENTS - The Portfolio may enter into swap contracts. Swap contracts are agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Among the strategic transactions into which the Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

In addition, the Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio, as the protection seller, is recorded as a liability on the books. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding sentence. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


Swap agreements are marked-to-market daily by prices that are retrieved from independent pricing platforms (e.g. Bloomberg) or from brokers. Fair values will be provided if independent prices are unavailable. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

L. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

M. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

N. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio's investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

O. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES


The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pacific Investment Management Company LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $7,548,048         0.50%    First $1.2 Billion

                                   0.45%     Over $1.2 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             0.65%              0.90%              0.80%

If in any year in which the Management Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

4. SHARES OF BENEFICIAL INTEREST


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  78,065,795 34,924,889   3,376,453   (32,523,402)   5,777,940  83,843,735
 12/31/2007  87,861,913 48,592,282   2,389,251   (60,777,651)  (9,796,118) 78,065,795

 Class B

 12/31/2008  36,654,339 38,712,122   1,918,886   (21,899,903)  18,731,105  55,385,444
 12/31/2007  36,474,733  9,470,132     777,089   (10,067,615)     179,606  36,654,339

 Class E

 12/31/2008     662,072  5,285,639     134,357    (2,119,825)   3,300,171   3,962,243
 12/31/2007     329,047    750,964       9,018      (426,957)     333,025     662,072

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

         $31,440,135,876  $471,611,836  $31,145,269,188  $152,327,718

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross           Net
             Income Tax    Unrealized    Unrealized     Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  -------------

           $2,958,542,291 $91,204,946  $(229,570,648) $(138,365,702)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

               Ordinary Income     Long-Term Capital Gain          Total
           ----------------------- ---------------------- -----------------------
              2008        2007     2008        2007          2008        2007
           ----------- ----------- ----        ----       ----------- -----------

           $59,358,471 $32,293,304 $--         $--        $59,358,471 $32,293,304

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed     Net
    Ordinary      Long-Term    Unrealized
     Income         Gain      Depreciation  Loss Carryforwards     Total
  ------------- ------------- ------------  ------------------ -------------

   $60,649,210       $--      (189,155,755)    $(2,146,834)    $(130,653,379)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. FUTURES CONTRACTS


7. FUTURES CONTRACTS

The futures contracts outstanding as of December 31, 2008 and the description and unrealized appreciation (depreciation) were as follows:

                                                                                   Unrealized
                                                        Number of                Appreciation/
Description                           Expiration Date   Contracts Notional Value (Depreciation)
-----------                         ------------------- --------- -------------- --------------

Euribor Futures                     March 2009-Long         237    $ 57,928,725   $ 2,540,715

Euro Dollar Futures                 March 2009-Long       1,696     419,505,600    12,058,070

Euro Dollar Futures                 September 2010-Long     102      25,009,125       163,901

Euro Dollar Futures                 December 2009-Long      611     150,588,588     3,502,266

Euro Dollar Futures                 September 2009-Long     914     225,632,325     6,094,473

Euro Dollar Futures                 June 2009-Long        1,043     257,803,525     7,218,540

Euro Dollar Futures                 June 2010-Long           26       6,386,900        51,513

Euro Dollar Futures                 March 2010-Long         442     108,809,350     2,096,627

Euro Gas Futures                    June 2009-Long           81      19,850,063       570,007

Sterling Futures                    March 2009-Long          82      10,069,088       488,530

Sterling Futures                    June 2009-Long          405      49,799,813     2,819,770

U.S. Treasury Bond 30 Year Futures  March 2009-Long         100      13,804,688       537,215

U.S. Treasury Note 10 Year Futures  March 2009-Long         157      19,742,750        87,828

U.S. Treasury Note 10 Year Futures  March 2009-Short        (57)     (7,167,750)     (225,328)
                                                                                  -----------

                                                                                  $38,004,127
                                                                                  ===========

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Buy:

                                                                 Net Unrealized
                                       Value at      In Exchange Appreciation/
 Settlement Date  Contracts to Buy December 31, 2008 for U.S. $  (Depreciation)
 ---------------  ---------------- ----------------- ----------- --------------

   2/3/2009         7,707,977  BRL    $3,267,557     $3,500,444    $(232,887)

   3/2/2009        43,461,700  CNY     6,308,259      6,130,000      178,259

   3/2/2009        16,098,390  CNY     2,336,605      2,277,000       59,605

   3/2/2009        17,335,640  CNY     2,516,186      2,452,000       64,186

   3/2/2009        18,414,165  CNY     2,672,729      2,607,500       65,229

   5/6/2009        13,231,750  CNY     1,910,269      1,911,550       (1,281)

   7/15/2009        5,017,312  CNY       722,447        782,000      (59,553)

   7/15/2009       10,205,220  CNY     1,469,459      1,580,000     (110,541)

   7/15/2009       15,865,956  CNY     2,284,553      2,430,000     (145,447)

   9/8/2009        18,343,680  CNY     2,637,879      2,720,000      (82,121)

   9/8/2009        20,664,180  CNY     2,971,575      3,060,000      (88,425)

   9/8/2009         6,411,885  CNY       922,050        930,000       (7,950)

   1/13/2009          957,000  GBP     1,375,618      1,432,351      (56,733)

   1/8/2009       135,728,081  JPY     1,497,367      1,452,128       45,239

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                 Net Unrealized
                                       Value at      In Exchange Appreciation/
 Settlement Date  Contracts to Buy December 31, 2008 for U.S. $  (Depreciation)
 ---------------  ---------------- ----------------- ----------- --------------

   5/19/2009      10,108,159  MXN     $  704,871     $  926,249   $  (221,378)

   2/12/2009       2,633,504  MYR        760,115        824,000       (63,885)

   5/6/2009       16,342,519  PLN      5,453,899      7,241,456    (1,787,557)

   5/6/2009        2,538,000  RUB         73,826         93,844       (20,018)

   5/6/2009        1,545,245  RUB         44,948         46,473        (1,525)

   4/14/2009         701,616  SGD        486,259        480,000         6,259

   4/14/2009         702,096  SGD        486,592        480,000         6,592

   4/14/2009         702,960  SGD        487,191        480,000         7,191

   4/14/2009         902,388  SGD        625,405        610,000        15,405

   4/14/2009       1,112,100  SGD        770,747        750,000        20,747

   4/14/2009       1,083,212  SGD        750,726        740,000        10,726

   4/14/2009       1,075,664  SGD        745,495        740,000         5,495

   4/14/2009       1,205,460  SGD        835,451        820,152        15,299

   7/30/2009       1,070,336  SGD        741,615        740,000         1,615
                                                                  -----------

                                                                  $(2,377,454)
                                                                  ===========

Forward Foreign Currency Contracts to Sell:

                                                                    Net Unrealized
                                          Value at      In Exchange Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 for U.S. $  (Depreciation)
---------------  -------------------- ----------------- ----------- --------------

  1/15/2009           656,000  AUD       $  456,850     $  443,852    $ (12,998)

  1/22/2009           637,000  AUD          443,270        412,553      (30,717)

  2/3/2009            706,503  BRL          299,500        276,626      (22,874)

  3/5/2009          1,032,000  CHF          970,253        866,390     (103,863)

  3/2/2009         39,688,280  CNY        5,760,565      5,686,000      (74,565)

  3/2/2009         19,935,750  CNY        2,893,580      2,850,000      (43,580)

  3/2/2009         13,173,762  CNY        1,912,109      1,876,604      (35,505)

  3/2/2009         22,512,104  CNY        3,267,525      3,183,723      (83,802)

  1/13/2009         7,137,000  EUR        9,917,204      9,014,316     (902,888)

  1/13/2009           279,000  EUR          387,684        353,019      (34,665)

  1/13/2009           183,000  EUR          254,287        234,094      (20,193)

  1/13/2009            95,566  GBP          137,370        143,097        5,727

  1/13/2009         1,718,000  GBP        2,469,501      2,547,588       78,087

  1/13/2009         1,937,000  GBP        2,784,297      2,871,331       87,034

  1/13/2009         1,786,858  GBP        2,568,479      2,646,694       78,215

  1/8/2009         78,707,000  JPY          868,304        824,157      (44,147)

  1/8/2009         12,352,000  JPY          136,269        129,340       (6,929)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                    Net Unrealized
                                          Value at      In Exchange Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 for U.S. $  (Depreciation)
---------------  -------------------- ----------------- ----------- --------------

  1/8/2009          946,202,000  JPY     $10,438,607    $ 9,958,449  $  (480,158)

  1/8/2009        1,753,003,370  JPY      19,339,330     18,394,579     (944,751)

  1/8/2009          940,634,000  JPY      10,377,180      9,872,313     (504,867)

  2/12/2009           2,622,393  MYR         756,908        751,725       (5,183)

  5/6/2009           16,103,540  PLN       5,374,146      5,255,896     (118,250)

  5/6/2009            4,083,245  RUB         118,774        120,985        2,211
                                                                     -----------

                                                                     $(3,218,661)
                                                                     ===========

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

9. OPTIONS

During the period ended December 31, 2008 the following options contracts were written:

                                                 Number of
                                                 Contracts     Premium
                                                -----------  -----------
      Options outstanding at December 31, 2007   87,401,793  $ 3,905,062
      Options written                            31,884,655    3,884,842
      Options bought back                       (54,280,570)  (2,132,895)
      Options closed and expired                (19,504,968)  (3,972,812)
      Options exercised                                (811)    (441,137)
                                                -----------  -----------
      Options outstanding at December 31, 2008   45,500,099  $ 1,243,060
                                                ===========  ===========

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS


Open interest rate swap agreements at December 31, 2008 were as follows:

                                                                                                                    Unrealized
                  Expiration                                                                                      Appreciation/
Notional Amount+    Date                                         Description                                      (Depreciation)
---------------   ----------- ----------------------------------------------------------------------------------- --------------
    4,700,000 USD 12/17/2038  Interest Rate Swap Agreement with Goldman Sachs Capital Market L.P., dated           $(2,010,671)
                              12/29/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

    2,000,000 USD 9/20/2009   Agreement with JPMorgan Chase Bank N.A., dated 07/17/2008 to receive the                 123,563
                              notional amount multiplied by 3.250% and to pay par in the event of default of
                              Qwest Capital Funding, Inc.

    5,000,000 USD 6/20/2013   Agreement with JPMorgan Chase Bank N.A., dated 08/06/2008 to pay the notional            603,523
                              amount multiplied by 1.170% and to receive par in the event of default of Lexmark
                              International, Inc.

    1,100,000 USD 12/20/2013  Agreement with JPMorgan Chase Bank, N.A., dated 04/28/2008 to pay quarterly the          246,988
                              notional amount multiplied by 1.530% and to receive par in the event of default of
                              International Lease Finance Corp.

    3,800,000 USD 3/20/2014   Agreement with Citibank, N.A., New York., Inc. dated 12/23/2008 to pay quarterly         (17,976)
                              the notional amount multiplied by 2.150% and to receive par in event of default of underlying entities of USB AG.

   10,100,000 USD 6/17/2014   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated           131,843
                              06/11/2009 to receive semi-annually the notional amount multiplied by 4.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

      200,000 USD 6/20/2015   Agreement with JPMorgan Chase Bank, N.A., dated 04/28/2008 to pay quarterly the           37,942
                              notional amount multiplied by 0.960% and to receive par in the event of default of
                              Constellation Energy Group, Inc.

    1,000,000 USD 6/20/2015   Agreement with Citibank, N.A., New York, dated 01/15/2008 to pay quarterly the           183,685
                              notional amount multiplied by 0.960% and to receive par in the event of default of
                              Exelon Corp.

    9,000,000 USD 6/20/2015   Agreement with Citibank, N.A., New York., dated 05/13/2008 to pay quarterly the        1,151,396
                              notional amount multiplied by 1.200% and to receive par in the event of default of
                              Morgan Stanley Capital Services, Inc.

    5,600,000 USD 6/17/2016   Interest Rate Swap Agreement with Citibank, N.A., New York dated 06/17/2009 to            97,949
                              receive semi-annually the notional amount multiplied by 4.000% and to pay semi-
                              annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   2,000,000 USD  12/20/2016  Agreement with Bank of America, N.A., dated 01/16/2008 to receive quarterly the          176,728
                              notional amount multiplied by 0.795% and to pay par in the event of default of The
                              Western Union Co.

   1,000,000 USD  3/20/2017   Agreement with Bank of America, N.A., dated 04/29/2008 to pay quarterly the              169,846
                              notional amount multiplied by 1.320% and to receive par in the event of default of
                              Southwest Airlines Co.

    2,300,000 USD 12/17/2018  Interest Rate Swap Agreement with Goldman Sachs Bank dated 12/17/2008 to               (349,490)
                              receive semi-annually the notional amount multiplied by 5.000% and to pay semi-
                              annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                 Unrealized
                  Expiration                                                                                   Appreciation/
Notional Amount+    Date                                        Description                                    (Depreciation)
---------------   ----------- -------------------------------------------------------------------------------- --------------
   51,500,000 USD 12/17/2018  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated    $(9,569,527)
                              05/20/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   83,800,000 USD 6/17/2019   Interest Rate Swap Agreement with Citibank, N.A., New York, Inc. dated             (2,528,554)
                              06/17/2009 to pay semi-annually the notional amount multiplied by 4.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

    7,300,000 USD 6/17/2019   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc. dated       (1,111,196)
                              06/17/2009 to pay semi-annually the notional amount multiplied by 4.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   22,800,000 USD 12/17/2023  Interest Rate Swap Agreement with Citibank, N.A., New York, Inc. dated             (6,217,006)
                              12/17/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

  10,000,000 USD  12/17/2023  Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated      (2,766,224)
                              05/30/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

    7,700,000 USD 12/17/2028  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated     (2,449,873)
                              12/17/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

      700,000 USD 12/17/2028  Interest Rate Swap Agreement with Goldman Sachs Capital Market L.P., dated           (194,373)
                              09/17/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

   12,100,000 USD 6/17/2029   Interest Rate Swap Agreement with Citibank, N.A., New York dated 06/17/2009 to         758,986
                              receive semi-annually the notional amount multiplied by 3.000% and to pay semi-
                              annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   30,900,000 USD 12/17/2038  Interest Rate Swap Agreement with Citibank, N.A., New York, Inc. dated             (14,014,307)
                              12/17/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

   47,800,000 USD 12/17/2038  Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated      (18,877,199)
                              07/17/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

    5,600,000 USD 12/17/2038  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated      (2,179,688)
                              06/09/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

   30,400,000 AUD 12/15/2009  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated         705,897
                              07/24/2007 to receive semi-annually the notional amount multiplied by 7.000%
                              and to pay semi-annually the notional amount multiplied by 6 month
                              AUD-BBR-BBSW.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                  Unrealized
                  Expiration                                                                                    Appreciation/
Notional Amount+    Date                                        Description                                     (Depreciation)
---------------   ----------- --------------------------------------------------------------------------------- --------------
    3,600,000 AUD 1/15/2010   Interest Rate Swap Agreement with JPMorgan Chase Bank dated 01/23/2007 to pay      $     82,280
                              semi-annually the notional amount multiplied by 6 month AUD-BBR-BBSW and to receive semi-annually the notional amount multiplied by 6.500%.

    3,400,000 BRL  1/2/2012   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. dated            18,781
                              02/12/2008 to receive annually the notional amount multiplied by 12.540% and to pay annually the notional amount multiplied by 3 month CDI, as determined on each Reset Date.

   11,900,000 BRL  1/2/2012   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc. dated             77,170
                              12/12/2007 to receive annually the notional amount multiplied by 12.540% and pay semi-annually multiplied by the BRL PTAX (BRL09).

   66,200,000 BRL  1/2/2012   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. dated          (726,939)
                              08/10/07 to receive annually the notional amount multiplied by 10.115% and pay semi-annually multiplied by the BRL PTAX (BRL09).

    1,200,000 EUR 3/18/2011   Interest Rate Swap Agreement with Goldman Sachs Capital Market L.P., dated               60,272
                              09/26/2008 to receive annually the notional amount multiplied by 4.500% and to pay annually the notional amount multiplied by EUR-EURIBOR-Reuters Rate.

   23,500,000 EUR 3/19/2010   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated          629,566
                              12/18/2007 to receive annually the notional amount multiplied by 4.50% and pay semi-annually notional amount multiplied by EUR-EURIBOR-Telerate.

   82,600,000 EUR 7/14/2011   Interest Rate Swap Agreement with JPMorgan Chase Bank dated 10/26/2006 to pay         5,205,059
                              July 14, 2011 [(FRCPxtob End Index/FRCPxtob Start Index)-1}*Notion and to
                              receive July 14, 2011 {[ 1+2.26125%)^5]-1}*Notional.

    2,500,000 EUR 10/15/2016  Interest Rate Swap Agreement with JPMorgan Chase Bank dated 10/02/2006 to pay           (35,037)
                              October 15, 2016 [(FRCPxtob End Index/FRCPxtob Start Index)-1}*Notional and
                              to receive October 15,2011 {[1+2.3525%)^5]-1}*Notional

   19,900,000 GBP 9/17/2013   Interest Rate Swap Agreement with Goldman Sachs Capital Market L.P., dated            2,518,216
                              09/04/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by the 6 month GBP-
                              LIBOR-BBA Rate.

   15,700,000 GBP 9/17/2013   Interest Rate Swap Agreement with Morgan Stanley Capital dated 03/20/2008 to pay      1,765,690
                              semi-annually the notional amount multiplied by 6 month GBP-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5.000%.

   29,600,000 GBP 3/18/2014   Interest Rate Swap Agreement with Goldman Sachs Bank, dated 03/18/2009 to             3,408,069
                              receive semi-annually the notional amount multiplied by 5.000% and to pay semi-
                              annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA Rate.

   11,900,000 GBP 3/18/2039   Interest Rate Swap Agreement with Goldman Sachs Capital Market L.P., dated           (4,159,528)
                              07/28/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by GBP-LIBOR-BBA Rate.

    7,700,000 GBP 3/18/2039   Interest Rate Swap Agreement with Goldman Sachs Bank, dated 03/18/2009 to            (1,852,831)
                              receive semi-annually the notional amount multiplied by 4.500% and to pay semi-
                              annually the notional amount multiplied by 6 month GBP-LIBOR-BBA Rate.

  135,800,000 MXN 11/4/2016   Interest Rate Swap Agreement with Goldman Sachs Capital Markets, LLC., dated            (40,089)
                              08/08/2007 to receive the notional amount multiplied by 8.170% and to pay the notional amount multiplied by the 28 days MXN-TIIE-BANXICO.
                                                                                                                 ------------
                                                                                                                 $(50,947,059)
                                                                                                                 ============

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED


Open credit default swap agreements at December 31, 2008 were as follows:

                                                                                                                    Unrealized
                                                                                                  Upfront Premium Appreciation/
Notional Amount Expiration Date                      Description                         Value    Paid/(Received) (Depreciation)
--------------- ---------------  ----------------------------------------------------- ---------- --------------- --------------
     700,000    USD 6/20/2012    Agreement with Bank of America, N.A., dated           $  132,750   $   28,476      $  104,274
                                 09/17/2007 to receive the notional amount
                                 multiplied by 1.400% and to pay par in the event
                                 of default of underlying entities of the
                                 CDX.NA.XO.8.

   2,537,600    USD 6/20/2012    Agreement with Bank of America, N.A., dated              153,810       35,000         118,810
                                 09/17/2007 to receive the notional amount
                                 multiplied by 0.350% and to pay par in the event
                                 of default of underlying entities of the
                                 CDX.NA.HY.8.

  15,420,800    USD 12/20/2012   Agreement with Merrill Lynch International, dated        883,105     (74,942)         958,047
                                 10/16/2007 to receive the notional amount
                                 multiplied by 0.600% and to pay par in the event
                                 of default of underlying entities of the CDX.NA.IG.9

  32,012,800    USD 6/20/2013    Agreement with Morgan Stanley Capital Services,          734,531    (188,534)         923,065
                                 Inc., dated 0604/2008 to pay semi-annually the
                                 notional amount multiplied by 1.550% and to
                                 receive par in the event of default of underlying
                                 entities of the CDX.NA.IG.10.

   1,561,600    USD 12/20/2017   Agreement with Morgan Stanley Capital Services,           79,725        6,856          72,869
                                 Inc., dated 12/19/2007 to pay semi-annually the
                                 notional amount multiplied by 0.800% and to
                                 receive par in event of default of underlying
                                 entities of the CDX.NA.IG.9.

   3,904,000    USD 12/20/2017   Agreement with Bank of America, N.A., dated              199,312       17,169         182,143
                                 12/19/2007 to pay quarterly the notional amount
                                 multiplied by 0.800% and to receive par in event
                                 of default of underlying entities of the
                                 CDX.NA.IG.9.

   5,368,000    USD 12/20/2017   Agreement with Goldman Sachs International,              274,054       26,632         247,422
                                 dated 12/21/2007 to pay the notional amount
                                 multiplied by 0.800% and to receive par in event
                                 of default of underlying entities of the
                                 CDX.NA.IG.9.

   8,588,800    USD 12/20/2017   Agreement with JPMorgan Chase Bank dated                 438,487       39,440         399,047
                                 12/20/2007 to pay quarterly the notional amount
                                 multiplied by 0.800% and to receive par in event
                                 of default of underlying entities of the
                                 CDX.NA.IG.9.
                                                                                       ----------   ----------      ----------

                                                                                       $2,895,774   $(109,903)      $3,005,677
                                                                                       ==========   ==========      ==========

+ The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED


AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
MXN - Mexican Peso
USD - United States Dollar

HY - High Yield
IG - Investment Grade
NA - North America

11. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

The Portfolio adopted FASB Staff Position (FSP) FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45", effective November 30, 2008. The amendments require disclosure of (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the undiscounted maximum potential amount of future payments the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. All changes to disclosure have been made in accordance with the FSP and incorporated into the related notes to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the PIMCO Inflation Protected Bond Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the PIMCO Inflation Protected Bond Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the PIMCO Inflation Protected Bond Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, for the one-year period, and underperformed for the three- and five-year periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the PIMCO Inflation Protected Bond Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Universe median and the Sub-advised Expense Universe median. The Board also considered that the Portfolio's actual management fees were above the Expense Group median and that total expenses were at the Expense Group median. The Board further noted that the Portfolio's contractual management fees were at the normalized median of the Expense Group at the Portfolio's current size. The Board took into account the relatively small range in expense ratios among the funds in the peer group. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the PIMCO Inflation Protected Bond Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board also noted that an additional breakpoint was added to both the management and advisory fee schedules effective as of April 30, 2007. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at the $100 million and $250 million asset levels, increases above the asset-weighted average of comparable funds at the $500 million, $1 billion and $1.75 billion asset levels and then decreases below the asset-weighted average of comparable funds for the $3 billion and $5 billion asset levels and finally increases above the asset-weighted average at the $10 billion asset level. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Managers relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a

Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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(SEE DETAILS ON INSIDE COVER)



                                              DECEMBER 31, 2008
                MET INVESTORS SERIES TRUST
                PIMCO TOTAL RETURN PORTFOLIO


                ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO                        FOR THE YEAR ENDED 12/31/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of 0.64%, 0.41% and 0.47% for Class A, B and E Shares versus 5.24% for its benchmark, the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index.

MARKET ENVIRONMENT/CONDITIONS

Over the 12 months ended December 31, 2008, interest rates fell worldwide and yield curves in the U.S., Europe, and the United Kingdom steepened as investors fled to the safety of government bonds, especially shorter maturities. To forestall a recession and unfreeze credit markets during the early part of the year, the Federal Reserve continued to ease and reduced Federal Funds rate by 200 basis points, or 2 percentage points, and took several unconventional steps: it made several hundred billion dollars of liquidity facilities available to the financial system against an expanded range of collateral, opened its discount window to investment banks, and arranged the rescue of Bear Stearns.

During the middle part of the fiscal year, the central bank paused to reassess a U.S. economy buffeted by conflicting pressures of weakening economic indicators on one side and the threat of inflation on the other. However, the crisis, which was originally thought to be contained within the housing market, gradually spread to the corporate sector. The month of September featured a succession of shocking events. These included the Treasury's bailout of mortgage agencies Fannie Mae and Freddie Mac and insurer AIG, as well as the realignment of the biggest U.S. investment banks via bankruptcy, merger, recapitalization, or transformation into bank holding companies.

In early October the U.S. Congress approved the $700 billion Troubled Asset Relief Program proposed by the Treasury and the Fed to help unclog the flow of credit. As economic data continued to show a weakening economy in the midst of a deep recession, forceful action was taken by the FOMC (Federal Open Market Committee). In addition to the previously announced government programs and continued Federal Fund rate cuts aimed to get the economy growing again, the FOMC stated it would target the fed funds rate between 0 and 0.25 percent.

PORTFOLIO REVIEW/CURRENT POSITIONING

The following is a summary of the main contributors to the Portfolio's performance relative to its benchmark in 2008.

  . NON-U.S. DURATION. The Portfolio was positioned on the front end of yield curves in certain developed countries outside the U.S., such as the U.K. and Australia, where we felt that the market had not fully priced in a slowdown. This paid off as markets began to price in rate cuts by global central banks.

  . CURVE STEEPENING BIASES. In the U.S., the U.K., Australia, and the Eurozone, the Portfolio was positioned for yield curve steepening.

  . UNDERWEIGHT TO CORPORATES. Though we added to the Portfolio's corporate positioning, we stayed underweight. As spreads ballooned, this was a source of outperformance.

The following is a summary of major detractors from Portfolio performance relative to the benchmark.

  . OVERWEIGHT TO AGENCY MORTGAGE-BACKED SECURITIES. As the financial system de-levered, large institutions sold their most liquid assets to raise cash; in many cases, their most liquid assets were agency mortgage-backed securities. Spreads on agency mortgages widened to well over 200 basis points over Treasuries.

  . OVERWEIGHT TO FINANCIALS. When Bear Stearns was taken over by JPMorgan with government assistance in March, we saw opportunities in banks under the umbrella of the federal government, banks that we felt were "too intertwined to fail." Lehman Brothers, unfortunately, stood outside this umbrella; as a result, holdings in Lehman Brothers were a significant detractor from Portfolio performance. Our overweight to financials such as JPMorgan, Goldman Sachs, and Bank of America hurt performance as well.

  . SWAP SPREAD CURVE STEEPENING BIAS: The swap spread curve inverted in August of last year. Since then, the inversion has grown larger, culminating in September with two-year swap spreads reaching near 160 bps and 30-year swap spreads turning negative. We've been positioned since late last year for a re-steepening of the swap spread curve. In October of this year as LIBOR fell sharply, we began to see the positive effects of this trade where the Portfolio is long the front-end of swap curves and short the back-end. In November, 30-year swap spreads dipped sharply negative, falling as low as negative 60 basis points. This was one of the material detractors to Portfolio performance.

  . EXPOSURE TO EMERGING MARKET (EM) CURRENCIES. We expected EM currencies to outperform developed currencies given strong reserve balances and monetary policy bodies that were tightening to contain inflation, rather than cutting. In the past six months, EM currencies detracted from performance as effects of the global slowdown have been felt in places like Brazil, Mexico, and Southeast Asia.

WILLIAM H. GROSS, CFA
Managing Director, Chief Investment Officer
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

--------
/1/ The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO                        FOR THE YEAR ENDED 12/31/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                Percent of
     Description                                                Net Assets
     ---------------------------------------------------------------------
     Federal National Mortgage Assoc. (6.000%, due TBA)           37.34%
     ---------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.500%, due TBA)           13.88%
     ---------------------------------------------------------------------
     Federal Home Loan Mortgage Corp. (5.500%, due TBA)           12.90%
     ---------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.000%, due TBA)            9.99%
     ---------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.500%, due 008/01/37)      2.68%
     ---------------------------------------------------------------------
     Federal Home Loan Mortgage Corp. (5.000%, due 04/18/17)       2.44%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (1.625%, due 01/15/15)     2.02%
     ---------------------------------------------------------------------
     AT&T Wireless Services, Inc. (7.875%, due 03/01/11)           1.76%
     ---------------------------------------------------------------------
     U.S. Treasury Inflation Index Bond (2.375%, due 01/15/25)     1.69%
     ---------------------------------------------------------------------
     Federal National Mortgage Assoc. (6.000%, due 08/01/37)       1.68%
     ---------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

+                      [CHART]

Asset-Backed Securities                         6.7%
Domestic Bonds & Debt Securities               20.9%
Foreign Bonds & Debt Securities                 2.0%
Municipals                                      1.7%
Preferred Stocks                                1.0%
U.S. Government & Agency Obligations           67.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO                        FOR THE YEAR ENDED 12/31/08
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                    PIMCO TOTAL RETURN PORTFOLIO MANAGED BY
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. BARCLAYS CAPITAL (FORMERLY LEHMAN
                    BROTHERS) U.S. AGGREGATE BOND INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

             PIMCO Total Return           Barclays (formerly Lehman
            Portfolio -- Class B       Brothers Aggregate Bond Index/1/
            --------------------       --------------------------------
 2/12/2001       $10,000                         $10,000
12/31/2001        10,669                          10,669
12/31/2002        11,661                          11,765
12/31/2003        12,186                          12,249
12/31/2004        12,771                          12,779
12/31/2005        13,058                          13,090
12/31/2006        13,647                          13,658
12/31/2007        14,679                          14,609
12/31/2008        14,739                          15,374




    -------------------------------------------------------------
                                    Average Annual Return/2/
                                (for the period ended 12/31/08)
    -------------------------------------------------------------
                                                        Since
                                1 Year 3 Year 5 Year Inception/3/
    -------------------------------------------------------------
    PIMCO Total Return
    Portfolio--Class A          0.64%  4.39%  4.17%     5.42%
--  Class B                     0.41%  4.12%  3.92%     5.04%
    Class E                     0.47%  4.22%  4.00%     4.44%
    -------------------------------------------------------------
    Barclays Capital (formerly
    Lehman Brothers) U.S.
- - Aggregate Bond Index/1/     5.24%  5.51%  4.65%     5.59%
    -------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
PIMCO TOTAL RETURN PORTFOLIO                 ------------- ------------- ---------------


  Class A
  Actual                                       $1,000.00     $1,009.60        $2.73
  Hypothetical (5% return before expenses)      1,000.00      1,022.42         2.75
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $1,008.80        $3.99
  Hypothetical (5% return before expenses)      1,000.00      1,021.17         4.01
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $1,008.80        $3.48
  Hypothetical (5% return before expenses)      1,000.00      1,021.67         3.51
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.54%, 0.79%, and 0.69% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ---------------------------------------------------------------------------
    SECURITY                                     PAR             VALUE
    DESCRIPTION                                 AMOUNT          (NOTE 2)
    ---------------------------------------------------------------------------

    MUNICIPALS - 2.9%
    Badger Tobacco Asset
      Securitization Corp.
      6.125%, due 06/01/27................. $       245,000 $        217,418
     6.375%, due 06/01/32..................         360,000          279,860
    Buckeye Tobacco Settlement
      Financing Authority
      5.875%, due 06/01/47.................       4,600,000        2,503,136
    Chicago Transit Authority
      Pension Funding Series A
      6.300%, due 12/01/21                          400,000          402,260
     6.899%, due 12/01/40..................       7,300,000        7,491,698
    Retiree Health Series B
      6.300%, due 12/01/21.................         700,000          703,955
     6.899%, due 12/01/40..................       7,200,000        7,389,072
    Dallas, Texas Area Rapid Transit
      5.000%, due 12/01/36
      (AMBAC)..............................      19,500,000       19,125,210
    Golden State Tobacco Securitization
      Corp., Series A-1
      5.000%, due 06/01/33.................      10,000,000        5,632,600
    Houston, Texas Utilities System,
      Series A
      5.000%, due 11/15/36.................       2,700,000        2,548,854
    Illinois Finance Authority, Peoples
      Gas Light & Coke
      5.000%, due 02/01/33
      (AMBAC)..............................       7,410,000        6,725,983
    Los Angeles Community College
      District, Election 2001-Series A
      5.000%, due 08/01/32 (FGIC)..........       4,300,000        4,035,808
    Los Angeles Department of Water &
      Power, Systems Subser A-2
      5.000%, due 07/01/44
      (AMBAC)..............................       8,600,000        7,568,344
    Los Angeles Unified School District,
      Refunding, Series A
      4.500%, due 07/01/25-
      01/01/28.............................       8,700,000        7,666,003
    NY City Municipal Water Finance
      Authority Water & Sewer Revenue,
      Series CC
      5.000%, due 06/15/34.................      21,800,000       20,172,630
    Palomar Community College District,
      Series A
      4.750%, due 05/01/32.................         300,000          257,025
    State of California General Obligation
      Unlimited Refunding
      4.500%, due 08/01/28
      (AMBAC)..............................       1,000,000          812,820

    ---------------------------------------------------------------------------
    SECURITY                                     PAR             VALUE
    DESCRIPTION                                 AMOUNT          (NOTE 2)
    ---------------------------------------------------------------------------

    MUNICIPALS - CONTINUED
     5.000%, due 06/01/37.................. $     3,500,000 $      2,983,225
    State of Texas Transportation
      Commission Mobility Funding,
      Series A
      4.750%, due 04/01/35.................       4,800,000        4,364,064
    State of Texas Transportation
      Commission Revenue, First Tier,
      Series A
      4.750%, due 04/01/24.................      10,000,000        9,881,800
    Tobacco Settlement Financing Corp.
      5.000%, due 06/01/41.................         900,000          437,616
     7.467%, due 06/01/47..................       8,280,000        4,745,351
    Tobacco Settlement Funding Corp.
      5.875%, due 05/15/39.................       2,000,000        1,247,740
     6.250%, due 06/01/42..................       1,300,000          829,842
    University of Arkansas, Various
      Facility Fayetteville Campus
      5.000%, due 11/01/31
      (AMBAC)..............................       1,300,000        1,268,787
    University of California, Ltd. Project
      Series D
      5.000%, due 05/15/37 (FSA)...........       2,700,000        2,394,144
                                                            ----------------
    Total Municipals
    (Cost $132,458,022)                                          121,685,245
                                                            ----------------

    ASSET-BACKED SECURITIES - 11.8%
    Adjustable Rate Mortgage Trust
      4.582%, due 05/25/35(a)..............       3,345,590        2,712,141
     5.383%, due 11/25/35(a)...............       1,427,493          909,984
    American Home Mortgage Assets
      3.176%, due 11/25/46(a)..............       7,132,084        2,426,990
    American Home Mortgage
      Investment Trust
      4.390%, due 02/25/45(a)..............       4,384,551        2,211,733
    Asset Backed Funding Certificates
      0.821%, due 06/25/34(a)..............       4,350,587        2,251,571
     0.531%, due 01/25/37(a)...............       1,256,742        1,087,109
    Asset Backed Securities Corp.
      0.551%, due 05/25/37(a)..............       1,006,676          834,225
    Aurum CLO, Ltd.
      5.183%, due 04/15/14
      (144A)(a)(b)(c)......................       7,432,477        7,011,690
    Banc of America Commercial
      Mortgage, Inc.
      5.451%, due 01/15/49.................       8,400,000        6,264,366
    Banc of America Funding Corp.
      4.155%, due 05/25/35(a)..............       7,231,528        5,171,875
     4.622%, due 02/20/36(a)...............      15,408,261       13,132,290
     6.124%, due 01/20/47(a)...............         871,950          469,756

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
     SECURITY                                   PAR             VALUE
     DESCRIPTION                               AMOUNT          (NOTE 2)
     ----------------------------------------------------------------------

     ASSET-BACKED SECURITIES - CONTINUED
     Banc of America Mortgage
       Securities, Inc.
      0.921%, due 01/25/34(a)............. $     1,406,090 $      1,328,339
      5.000%, due 05/25/34................       2,981,139        2,520,658
     Bank of America Commercial
       Mortgage, Inc.
       4.890%, due 04/11/37...............         601,358          592,624
     BCAP LLC Trust
       0.641%, due 01/25/37(a)............       5,626,495        2,309,295
     Bear Stearns Adjustable Rate
       Mortgage Trust
       6.079%, due 02/25/33(a)............          70,629           59,568
      3.650%, due 08/25/35(a).............         107,165           89,991
      4.550%, due 08/25/35(a).............       3,135,408        2,578,715
      4.750%, due 10/25/35(a).............       4,387,859        4,112,374
     Bear Stearns ALT-A Trust
       1.311%, due 11/25/34(a)............       2,082,871          448,960
      5.364%, due 05/25/35................       3,846,733        2,604,641
      5.495%, due 09/25/35(a).............       2,982,815        1,391,762
      5.747%, due 10/23/36(a).............       5,080,291        2,372,563
      5.752%, due 10/23/36(a).............       8,969,884        4,186,265
     Bear Stearns Asset Backed Securities
       Trust
       0.871%, due 10/27/32(a)............          60,773           47,276
      0.971%, due 06/25/35(a).............         109,338           99,830
      1.471%, due 10/25/37(a).............       9,995,584        8,203,814
     Bear Stearns Commercial Mortgage
       Securities, Inc.
       5.060%, due 11/15/16...............          56,406           55,032
      5.331%, due 02/11/44................         400,000          309,500
      5.471%, due 01/12/45................       1,100,000          851,536
      5.700%, due 06/11/50................       6,400,000        4,767,310
     Bear Stearns Mortgage Funding Trust
       0.541%, due 06/26/36(a)............       7,114,769        6,130,000
     Bear Stearns Structured Products,
       Inc.
       5.661%, due 01/26/36(a)............       3,090,830        1,942,596
      5.761%, due 12/26/46(a).............       2,198,145        1,531,628
     Carrington Mortgage Loan Trust
       0.791%, due 10/25/35(a)............       1,919,916        1,661,729
     Cendant Mortgage Corp.
       5.988%, due 07/25/43
       (144A)(a)(b).......................         187,243          177,423
     Chase Issuance Trust
       1.850%, due 11/15/11(a)............      48,800,000       46,740,030
     Chevy Chase Mortgage Funding Corp.
      0.721%, due 08/25/35
        (144A)(a)(b)......................         152,649          100,350
      0.601%, due 05/25/48
        (144A)(a)(b)......................       5,985,389        2,479,726

     ---------------------------------------------------------------------
     SECURITY                                  PAR             VALUE
     DESCRIPTION                              AMOUNT          (NOTE 2)
     ---------------------------------------------------------------------

     ASSET-BACKED SECURITIES - CONTINUED
     Citibank Omni Master Trust
       1.608%, due 12/23/13
       (144A)(a)(b)...................... $     4,700,000 $      4,466,564
     Citigroup Mortgage Loan Trust, Inc.
      4.050%, due 08/25/35(a)............      10,791,050        8,137,780
      4.248%, due 08/25/35(a)............       3,698,549        3,029,622
      4.700%, due 12/25/35(a)............      16,820,400       12,223,471
      0.531%, due 01/25/37-
        07/25/45(a)......................       2,473,862        1,993,921
     Commercial Mortgage Pass Through
       Certificates
       5.306%, due 12/10/46..............       1,900,000        1,392,562
     Countrywide Alternative Loan Trust
      4.529%, due 05/25/35
        (144A)(a)(d).....................      10,930,907          595,094
      0.718%, due 03/20/46(a)............         398,807          164,712
     Countrywide Asset-Backed
       Certificates
       0.551%, due 06/25/37(a)...........       1,127,035        1,039,135
     Countrywide Home Loans
      5.750%, due 05/25/33...............         236,706          228,907
      0.791%, due 03/25/35(a)............       1,963,543          891,622
      0.761%, due 04/25/35(a)............         215,591          106,101
      0.811%, due 06/25/35
        (144A)(a)(b).....................       9,672,171        6,575,470
      5.803%, due 09/20/36(a)............      10,574,894        4,867,131
     Credit Suisse First Boston Mortgage
       Securities Corp.
      3.09%, due 03/25/32
        (144A)(a)(b).....................         262,570          194,776
      6.500%, due 04/25/33...............         233,313          201,075
      6.000%, due 11/25/35...............       5,385,096        4,389,936
     Credit Suisse Mortgage Capital
       Certificates
      5.658%, due 03/15/39(a)............         400,000          326,867
      5.467%, due 09/15/39...............      22,300,000       16,477,405
     Daimler Chrysler Auto Trust
      2.806%, due 07/08/11(a)............      11,500,000       11,118,136
      3.356%, due 09/10/12(a)............       4,600,000        4,091,964
     Deutsche Alt-A Securities, Inc.
       0.561%, due 08/25/37(a)...........         816,861          727,146
     DSLA Mortgage Loan Trust
       4.357%, due 07/19/44(a)...........       1,829,387        1,212,143
     First Horizon Alternative Mortgage
       Securities
      5.354%, due 08/25/35(a)............         677,852          481,401
      4.229%, due 01/25/36
        (144A)(a)(d).....................     108,680,462        4,503,751
     GMAC Mortgage Corp.
       5.940%, due 07/01/13(c)...........          20,275           20,243

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                PAR             VALUE
      DESCRIPTION                            AMOUNT          (NOTE 2)
      -------------------------------------------------------------------

      ASSET-BACKED SECURITIES - CONTINUED
      GMAC Mortgage Corp. Loan Trust
        5.500%, due 09/25/34............ $     2,746,477 $      2,448,567
      Green Tree Financial Corp.
        6.220%, due 03/01/30............         149,785          109,324
      Greenpoint Mortgage Funding Trust
       0.691%, due 06/25/45(a)..........         171,222           77,570
       0.551%, due 01/25/47(a)..........         359,915          331,219
      Greenwich Capital Commercial
        Funding Corp.
        5.444%, due 03/10/39............       9,800,000        7,488,921
      GS Mortgage Loan Trust
        4.540%, due 09/25/35(a).........         257,452          190,228
      GS Mortgage Securities Corp. II
       1.966%, due 03/06/20
         (144A)(a)(b)...................       5,711,013        4,213,950
       5.799%, due 08/10/45(a)..........       2,600,000        1,895,007
      GSR Mortgage Loan Trust
       6.000%, due 03/25/32.............           2,170            1,949
       5.500%, due 11/25/35.............       1,242,749        1,235,542
       5.412%, due 04/25/36.............       6,143,748        4,003,678
      Harborview Mortgage Loan Trust
       0.801%, due 05/19/35(a)..........       2,313,681        1,082,526
       0.671%, due 01/19/38(a)..........         159,063          142,550
       0.771%, due 01/19/38(a)..........         374,338          149,622
      HFC Home Equity Loan Asset Backed
        Certificates
        1.308%, due 11/20/36(a).........       1,081,595          967,020
      Indymac ARM Trust
       4.436%, due 01/25/32(a)..........          50,954           36,566
       4.446%, due 01/25/31(a)..........           1,692            1,695
      Indymac Index Mortgage Loan Trust
       5.055%, due 12/25/34(a)..........         405,102          278,626
       0.561%, due 11/25/46(a)..........         219,498          200,058
      Indymac Residential Asset Backed
        Trust
        0.551%, due 07/25/37(a).........       1,106,597          980,127
      JPMorgan Chase Commercial
        Mortgage Securities
        3.890%, due 01/12/37............       1,148,248        1,133,025
       5.420%, due 01/15/49.............         400,000          284,027
       5.819%, due 06/15/49(a)..........         100,000           73,120
       5.882%, due 02/15/51(a)..........         900,000          642,897
      JPMorgan Mortgage Trust
        5.024%, due 02/25/35(a).........       2,866,435        2,155,500
       4.767%, due 07/25/35(a)..........      13,694,493        9,708,174
      Lehman Brothers-UBS Commercial
        Mortgage Trust
        3.323%, due 03/15/27............          41,250           41,128
       5.866%, due 09/15/45(a)..........      15,200,000       10,803,438

    -----------------------------------------------------------------------
    SECURITY                                    PAR             VALUE
    DESCRIPTION                                AMOUNT          (NOTE 2)
    -----------------------------------------------------------------------

    ASSET-BACKED SECURITIES - CONTINUED
    Lehman XS Trust
      5.410%, due 05/25/46(a)............. $        46,913 $         46,232
    Master Alternative Loans Trust
      0.871%, due 03/25/36(a).............       1,467,185          462,491
    Master Asset Securitization Trust
      4.500%, due 03/25/18................       2,123,396        2,047,805
    Merrill Lynch Commercial Mortgage
      Pass-Through Certificates
      2.986%, due 07/09/09
      (144A)(b)...........................      13,300,000       11,194,397
    Merrill Lynch First Franklin Mortgage
      Loan Trust
      0.531%, due 07/25/37(a).............       1,059,127          958,853
    Merrill Lynch Mortgage
      Investments, Inc.
     2.394%, due 10/25/35(a)..............         449,571          334,780
     4.250%, due 10/25/35(a)..............       1,922,823        1,532,030
     0.721%, due 11/25/35(a)..............         362,604          260,517
     0.681%, due 02/25/36(a)..............       2,237,102        1,195,678
    Merrill Lynch Mortgage Investors
      Trust
     4.863%, due 12/25/32.................         886,503          886,748
     0.541%, due 08/25/36(a)..............       1,755,639        1,654,845
    Merrill Lynch/Countrywide
      Commercial Mortgage Trust
     5.957%, due 08/12/49.................      11,800,000        9,063,012
     5.485%, due 03/12/51.................       2,200,000        1,521,559
    Mid-State Trust
      7.791%, due 03/15/38................         218,260          191,192
    MLCC Mortgage Investors, Inc.
      1.575%, due 03/15/25(a).............          55,245           39,317
    Morgan Stanley ABS Capital I
     1.255%, due 10/15/20
     (144A)(a)(b).........................       1,147,207          876,321
    Morgan Stanley Capital I
     0.531%, due 05/25/37(a)..............       4,857,697        4,127,416
     5.881%, due 06/11/49.................       3,600,000        2,678,615
     5.809%, due 12/12/49.................         200,000          150,384
    Option One Mortgage Loan Trust
     0.791%, due 08/25/33(a)..............          38,814           18,761
     0.531%, due 07/25/37(a)..............       1,796,968        1,601,794
    Popular ABS Mortgage Pass-Through
      Trust
      0.561%, due 06/25/47(a).............       3,204,439        2,595,735
    Renaissance Home Equity Loan Trust
      0.911%, due 08/25/33(a).............         306,638          219,959
    Residential Accredit Loans, Inc.
     0.871%, due 03/25/33(a)..............       1,677,840        1,509,961
     6.000%, due 06/25/36.................       5,675,727        3,492,447
     0.651%, due 06/25/46(a)..............       3,401,361        1,393,659

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ---------------------------------------------------------------------------
    SECURITY                                     PAR             VALUE
    DESCRIPTION                                 AMOUNT          (NOTE 2)
    ---------------------------------------------------------------------------

    ASSET-BACKED SECURITIES - CONTINUED
    Residential Asset Securities Corp.
      0.581%, due 02/25/30(a).............. $     2,860,794 $      2,542,473
    Residential Asset Securitization Trust
     0.871%, due
       05/25/33-01/25/46(a)................       4,815,724        2,777,921
    Residential Funding Mortgage
      Securities I
      0.821%, due 06/25/18(a)..............         811,474          811,186
    Residential Funding Mortgage
      Securities II
      0.591%, due 05/25/37(a)..............       1,508,221        1,394,220
    Sequoia Mortgage Trust
      0.858%, due 07/20/33(a)..............         759,120          542,854
    SLC Student Loan Trust
      2.129%, due 02/15/15(a)..............         815,425          799,403
    SLM Student Loan Trust
     3.585%, due
       10/25/16-01/25/19(a)................      32,557,191       31,926,133
     3.545%, due 01/25/17(a)...............       3,000,000        2,649,344
     3.575%, due 04/25/17(a)...............       7,910,302        7,563,237
     3.525%, due 07/25/17(a)...............       2,049,561        1,988,337
     3.665%, due 01/25/19(a)...............      13,364,149       11,994,800
    Small Business Administration
      Participation Certificates
      6.220%, due 12/01/28.................      11,300,000       11,990,742
    Soundview Home Equity Loan Trust
      0.551%, due 06/25/37(a)..............         179,434          135,598
    Sovereign Commercial Mortgage
      Securities Trust
      5.780%, due 07/22/30
      (144A)(a)(b).........................       1,400,000        1,052,101
    Structured Adjustable Rate Mortgage
      Loan Trust
     5.345%, due 01/25/35(a)...............       5,380,222        2,817,982
     5.528%, due 08/25/35(a)...............         425,673          220,062
    Structured Asset Mortgage
      Investments, Inc.
     0.831%, due 07/19/35(a)...............       2,584,637        1,732,384
     0.701%, due 05/25/45(a)...............       2,442,499        1,165,370
    Structured Asset Securities Corp.
     5.000%, due 12/25/34..................       2,000,885        1,956,545
     5.048%, due 10/25/35
       (144A)(a)(b)........................         196,361          142,207
    Wachovia Asset Securitization, Inc.
      0.731%, due 06/25/33(a)..............          58,823           25,572
    Wachovia Bank Commercial
      Mortgage Trust
     1.285%, due 09/15/21
       (144A)(a)(b)........................       3,499,426        2,678,173

     ---------------------------------------------------------------------
     SECURITY                                  PAR             VALUE
     DESCRIPTION                              AMOUNT          (NOTE 2)
     ---------------------------------------------------------------------

     ASSET-BACKED SECURITIES - CONTINUED
      5.342%, due 12/15/43............... $    16,700,000 $     10,980,763
      5.509%, due 04/15/47...............       1,300,000          939,677
     Washington Mutual, Inc.
      1.011%, due 12/25/27(a)............       4,153,686        3,446,557
      4.375%, due 02/27/34(a)............         713,707          579,267
      3.792%, due 06/25/34(a)............      22,700,000       21,705,272
      3.656%, due
        06/25/42-08/25/42(a).............         708,398          512,859
     Wells Fargo Mortgage Backed
       Securities Trust
      4.649%, due 09/25/33...............       4,622,970        3,759,388
      4.950%, due 03/25/36...............      14,899,845        9,783,591
      5.240%, due 04/25/36...............      12,933,622        9,395,627
      5.775%, due 04/25/36(a)............       2,986,586        1,095,162
      5.512%, due 08/25/36(a)............       6,352,260        4,543,284
                                                          ----------------
     Total Asset-Backed Securities
     (Cost $612,344,955)                                       490,012,853
                                                          ----------------

     DOMESTIC BONDS & DEBT SECURITIES - 36.1%
     AUTOMOBILES - 0.0%
     Daimler North America Holding Corp.
       7.200%, due 09/01/09..............         255,000          247,447
     General Motors Corp.
       8.375%, due 07/05/33(e)...........       6,800,000        1,606,897
                                                          ----------------
                                                                 1,854,344
                                                          ----------------
     BUILDING PRODUCTS - 0.1%
     C10 Capital, Ltd.
       6.722%, due 12/18/49..............       6,800,000        3,279,640
                                                          ----------------
     CAPITAL MARKETS - 4.1%
     Bear Stearns Cos., Inc.
       4.550%, due 06/23/10..............      12,100,000       12,086,266
      6.950%, due 08/10/12...............       8,200,000        8,523,031
      6.400%, due 10/02/17...............      19,300,000       20,089,659
      7.250%, due 02/01/18...............       5,000,000        5,488,495
     Goldman Sachs Group, Inc. (The)
       5.700%, due 09/01/12..............          55,000           52,487
      6.250%, due 09/01/17...............      14,200,000       13,791,438
      6.150%, due 04/01/18...............       1,800,000        1,732,720
      6.750%, due 10/01/37...............      13,500,000       10,990,634
     Lehman Brothers Holdings, Inc.
       1.000%, due 12/23/08(a)(f)........      12,500,000        1,187,500
      5.625%, due 01/24/13(f)............      32,500,000        3,250,000
      6.750%, due 12/28/17(f)............      14,800,000            1,480
      6.875%, due 05/02/18(f)............       3,900,000          390,000
     Merrill Lynch & Co., Inc.
       2.446%, due 09/09/09(a)...........       4,300,000        4,162,529
      6.050%, due 08/15/12...............      11,500,000       11,354,720
      6.400%, due 08/28/17...............       3,100,000        3,110,893
      6.875%, due 04/25/18...............      23,400,000       24,519,105

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -----------------------------------------------------------------------
      SECURITY                                 PAR             VALUE
      DESCRIPTION                             AMOUNT          (NOTE 2)
      -----------------------------------------------------------------------

      CAPITAL MARKETS - CONTINUED
      Morgan Stanley
        4.953%, due 10/18/16(a).......... $     3,900,000 $      2,688,095
       5.300%, due 03/01/13..............         800,000          726,169
       5.950%, due 12/28/17..............      48,200,000       40,070,925
      Morgan Stanley Dean Witter Capital
        4.920%, due 03/12/35.............         495,000          441,468
      Small Business Administration
        7.449%, due 08/01/10.............         149,921          153,363
       6.353%, due 03/01/11..............          41,354           42,661
       5.471%, due 03/10/18..............       4,284,649        4,331,862
       5.500%, due 10/01/18..............         101,410          103,642
                                                          ----------------
                                                               169,289,142
                                                          ----------------
      CHEMICALS - 0.7%
      Dow Chemical Co.
        7.375%, due 11/01/29.............         185,000          174,676
      ICI Wilmington, Inc.
        5.625%, due 12/01/13.............         340,000          328,138
      NGPL PipeCo LLC
        7.119%, due 12/15/17
         (144A)(b).......................      16,400,000       14,786,650
       7.768%, due 12/15/37
         (144A)(b).......................       6,700,000        5,471,582
      Rohm & Haas Co.
        6.000%, due 09/15/17.............       8,500,000        7,748,455
                                                          ----------------
                                                                28,509,501
                                                          ----------------
      COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
      Allied Waste North America, Inc.
        7.250%, due 03/15/15.............         300,000          279,338
      C8 Capital SPV, Ltd.
        6.640%, due 12/31/49
        (144A)(b)........................       2,100,000        1,066,758
      RR Donnelley & Sons Co.
        4.950%, due 04/01/14.............       6,200,000        4,704,709
                                                          ----------------
                                                                 6,050,805
                                                          ----------------
      COMMERCIAL BANKS - 8.8%
      ABN AMRO N.A. Holding Capital
        6.523%, due 12/29/49
        (144A)(b)........................         345,000          246,433
      ANZ National International, Ltd.
        6.200%, due 07/19/13
        (144A)(b)........................       8,000,000        7,747,992
      Bank of Ireland Plc
        1.898%, due 12/18/09(a)..........       5,400,000        5,366,704
      Barclays Bank Plc
        5.450%, due 09/12/12.............      39,300,000       39,832,476
       6.050%, due 12/04/17
         (144A)(b).......................      59,400,000       52,489,107
       7.434%, due 09/29/49
         (144A)(b).......................       6,700,000        3,391,741

       ------------------------------------------------------------------
       SECURITY                               PAR             VALUE
       DESCRIPTION                           AMOUNT          (NOTE 2)
       ------------------------------------------------------------------

       COMMERCIAL BANKS - CONTINUED
        7.700%, due 12/31/49
          (144A)(b)..................... $    22,600,000 $     14,976,636
       Credit Agricole S.A. London
         2.181%, due 05/28/09
         (144A)(a)(b)                         18,100,000       18,051,257
       Deutsche Bank AG London
         6.000%, due 09/01/17...........      26,200,000       27,846,644
       Fleet Boston Financial Corp.
         7.375%, due 12/01/09...........          70,000           71,379
       HSBC Capital Funding LP
         1.000%, due 12/29/49
          (144A)(b).....................         585,000          317,005
        9.547%, due 12/31/49
          (144A)(b).....................         350,000          277,390
       ICICI Bank, Ltd.
         5.290%, due 01/12/10
        (144A)(a)(b)....................       3,000,000        2,483,661
       JPMorgan Chase Bank N.A.
         6.000%, due 10/01/17...........      28,900,000       29,199,982
       KeyBank N.A.
         4.467%, due 06/02/10
        (144A)(a)(b)....................      11,300,000       10,902,850
       Popular N.A., Inc.
         4.700%, due 06/30/09...........          50,000           48,874
       Rabobank Capital Fund Trust III
         5.254%, due 12/29/49
         (144A)(b)......................         370,000          203,140
       RBS Capital Trust II
         6.425%, due 12/29/49(a)........         120,000           51,203
       RBS Capital Trust III
         5.512%, due 09/29/49(a)........         815,000          326,122
       Royal Bank of Scotland Group Plc
         7.640%, due 03/31/49...........      14,500,000        5,781,585
        6.990%, due 10/29/49
          (144A)(b).....................       2,000,000          936,252
       UBS AG
         5.875%, due 12/20/17...........      21,700,000       19,968,297
       Wachovia Bank NA
         2.326%, due 03/15/16(a)........       6,000,000        4,345,902
       Wachovia Corp.
         4.883%, due 10/15/11(a)........      14,900,000       13,354,825
        7.980%, due 12/31/49............      50,400,000       43,076,023
       Wells Fargo Bank NA
         7.550%, due 06/21/10...........      11,175,000       11,628,035
       Wells Fargo Co.
         7.980%, due TBA(a)(l)..........      50,400,000       49,102,150
       Westpac Capital Trust III
         5.819%, due 12/29/49
         (144A)(b)......................          80,000           40,697

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    --------------------------------------------------------------------------
    SECURITY                                    PAR             VALUE
    DESCRIPTION                                AMOUNT          (NOTE 2)
    --------------------------------------------------------------------------

    COMMERCIAL BANKS - CONTINUED
    Westpac Capital Trust IV
      5.256%, due 12/29/49
      (144A)(b)........................... $       165,000 $         84,052
                                                           ----------------
                                                                362,148,414
                                                           ----------------
    COMPUTERS & PERIPHERALS - 0.5%
    International Business Machines Corp.
      5.700%, due 09/14/17................      19,300,000       20,669,432
                                                           ----------------
    CONSUMER FINANCE - 3.2%
    American Express Bank FSB S.A.
      1.459%, due 06/12/09(a).............      18,100,000       17,624,043
     5.500%, due 04/16/13.................      16,700,000       15,833,671
     6.000%, due 09/13/17.................      34,000,000       31,894,686
    American Express Centurion Bank
      6.000%, due 09/13/17................      34,000,000       31,894,686
    Capital One Financial Corp.
      6.750%, due 09/15/17................      10,600,000       10,283,452
    Ford Motor Credit Co. LLC
      7.250%, due 10/25/11................       1,300,000          950,210
     9.750%, due 09/15/10.................       4,100,000        3,281,140
     7.800%, due 06/01/12.................         800,000          561,638
    General Motors Acceptance Corp. LLC
      3.399%, due 05/15/09(a).............       1,600,000        1,530,000
     7.250%, due 03/02/11.................       5,000,000        4,251,170
     5.375%, due 06/06/11.................       1,000,000          583,821
     7.000%, due 02/01/12.................       7,700,000        6,088,606
     6.625%, due 05/15/12.................      10,300,000        7,943,854
                                                           ----------------
                                                                132,720,977
                                                           ----------------
    DIVERSIFIED FINANCIAL SERVICES - 6.2%
    ANZ Capital Trust II
      5.360%, due 12/29/49
      (144A)(b)...........................         525,000          324,056
    Bank of America Corp.
      5.650%, due 05/01/18................      17,800,000       17,937,808
     8.000%, due 12/29/49(a)..............      42,332,000       30,492,586
     8.125%, due 12/29/49(a)..............      46,300,000       34,690,275
    CIT Group, Inc.
      5.400%, due 03/07/13................       8,400,000        6,349,451
    Citigroup Capital XXI
      8.300%, due 12/21/57................      14,000,000       10,821,678
    Citigroup, Inc.
      5.625%, due 08/27/12................       1,000,000          938,180
     5.500%, due 04/11/13.................      17,900,000       17,445,233
     6.125%, due
       11/21/17-05/15/18..................      47,500,000       48,084,057
     5.875%, due 05/29/37.................       7,000,000        7,018,781
    GATX Financial Corp.
      5.800%, due 03/01/16................       5,000,000        3,953,120

     ----------------------------------------------------------------------
     SECURITY                                   PAR             VALUE
     DESCRIPTION                               AMOUNT          (NOTE 2)
     ----------------------------------------------------------------------

     DIVERSIFIED FINANCIAL SERVICES - CONTINUED
     General Electric Capital Corp.
       5.450%, due 01/15/13............... $       375,000 $        378,023
      6.750%, due 03/15/32................         165,000          175,959
      6.500%, due 09/15/67
        (144A)(a)(b)(g)                         11,900,000       11,138,109
      6.375%, due 11/15/67................       5,400,000        3,399,278
     HSBC Finance Corp.
       4.479%, due 10/21/09(a)............      11,600,000       10,885,858
     International Lease Finance Corp.
       4.375%, due 11/01/09...............       9,600,000        8,418,250
     JPMorgan Chase & Co.
       6.000%, due 01/15/18...............      15,000,000       15,860,505
      17.900%, due 04/29/49...............       8,200,000        6,839,013
     Pearson Dollar Finance Plc
       5.700%, due 06/01/14
       (144A)(b)..........................      13,500,000       11,901,316
     Santander Perpetual S.A. Unipersonal
       6.671%, due 10/29/49
       (144A)(b)..........................       7,400,000        4,713,504
     SLM Corp.
       6.440%, due 03/15/12(a)............       1,500,000          795,330
     Teco Finance, Inc.
       6.750%, due 05/01/15...............       4,400,000        3,628,640
     Trans Capital Investment, Ltd.
       8.700%, due 08/07/18
       (144A)(b)..........................       2,800,000        1,805,521
                                                           ----------------
                                                                257,994,531
                                                           ----------------
     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
     AT&T, Inc.
       6.300%, due 01/15/38...............       6,400,000        6,788,666
     CenturyTel, Inc.
       6.000%, due 04/01/17...............       5,000,000        3,605,365
     Deutsche Telekom International
       Finance B.V.
       8.750%, due 06/15/30...............          50,000           61,823
     Embarq Corp.
       7.995%, due 06/01/36...............       6,600,000        4,464,266
     France Telecom S.A.
       8.500%, due 03/01/31...............         165,000          207,735
     Nortel Networks, Ltd.
       10.125%, due 07/15/13..............         500,000          135,000
     Qwest Capital Funding, Inc.
       7.250%, due 02/15/11...............       8,000,000        6,760,000
     Qwest Communications
       International, Inc.
       7.500%, due 02/15/14...............         511,000          367,920
     Qwest Corp.
       8.875%, due 03/15/12...............       1,720,000        1,599,600

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                              PAR             VALUE
       DESCRIPTION                          AMOUNT          (NOTE 2)
       -----------------------------------------------------------------

       DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
       SBC Communications, Inc.
         4.125%, due 09/15/09.......... $     4,000,000 $      4,017,068
        5.100%, due 09/15/14...........         380,000          373,991
        5.625%, due 06/15/16...........         455,000          457,728
       Sprint Capital Corp.
         6.900%, due 05/01/19..........         220,000          156,457
        8.750%, due 03/15/32...........       6,900,000        4,666,270
       Verizon Global Funding Corp.
         7.375%, due 09/01/12..........         185,000          193,693
       Verizon New York, Inc.
         6.875%, due 04/01/12..........         325,000          323,590
        7.375%, due 04/01/32...........         155,000          129,793
                                                        ----------------
                                                              34,308,965
                                                        ----------------
       ELECTRIC UTILITIES - 0.6%
       Arizona Public Service Co.
         4.650%, due 05/15/15..........         165,000          125,953
       Consumers Energy Co.
         5.000%, due 02/15/12..........       2,500,000        2,445,643
       Dominion Resources, Inc.
         6.300%, due 03/15/33..........         210,000          189,305
       DTE Energy Co.
         6.375%, due 04/15/33..........         260,000          205,516
       Enel Finance International S.A.
         6.250%, due 09/15/17
         (144A)(b).....................      10,550,000        8,923,211
       Nisource Finance Corp.
         6.150%, due 03/01/13..........         475,000          366,320
        5.400%, due 07/15/14...........      10,000,000        6,850,070
        5.250%, due 09/15/17...........       7,500,000        4,553,302
       Pepco Holdings, Inc.
         6.450%, due 08/15/12..........          90,000           84,036
        7.450%, due 08/15/32...........         180,000          150,398
       Progress Energy, Inc.
         7.100%, due 03/01/11..........       1,600,000        1,586,584
        6.850%, due 04/15/12...........         650,000          652,319
                                                        ----------------
                                                              26,132,657
                                                        ----------------
       ENERGY EQUIPMENT & SERVICES - 0.0%
       Transocean, Inc.
         6.800%, due 03/15/38..........       1,000,000          894,577
                                                        ----------------
       FOOD & STAPLES RETAILING - 0.6%
       CVS Caremark Corp.
         2.503%, due 06/01/10(a).......      17,200,000       15,832,377
       Wal-Mart Stores, Inc.
         5.800%, due 02/15/18..........       6,600,000        7,316,311
                                                        ----------------
                                                              23,148,688
                                                        ----------------
       FOOD PRODUCTS - 0.6%
       Kraft Foods, Inc.
         6.125%, due 02/01/18..........      23,500,000       23,067,059
        6.875%, due 02/01/38...........       2,100,000        2,105,118
                                                        ----------------
                                                              25,172,177
                                                        ----------------

     ----------------------------------------------------------------------
     SECURITY                                   PAR             VALUE
     DESCRIPTION                               AMOUNT          (NOTE 2)
     ----------------------------------------------------------------------

     HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
     Boston Scientific Corp.
       6.000%, due 06/15/11............... $     5,000,000 $      4,775,000
     Covidien International Finance S.A.
       6.000%, due 10/15/17...............       5,000,000        4,940,835
                                                           ----------------
                                                                  9,715,835
                                                           ----------------
     HEALTH CARE PROVIDERS & SERVICES - 0.4%
     HCA, Inc.
       9.250%, due 11/15/16...............       1,800,000        1,656,000
     Prudential Holding LLC
       8.695%, due 12/18/23
       (144A)(b)..........................         150,000          144,848
     Quest Diagnostics, Inc.
       5.450%, due 11/01/15...............       5,000,000        4,392,575
     UnitedHealth Group, Inc.
       6.000%, due 02/15/18...............      11,100,000       10,258,687
      6.875%, due 02/15/38................       2,200,000        1,931,904
                                                           ----------------
                                                                 18,384,014
                                                           ----------------
     HOTELS, RESTAURANTS & LEISURE - 0.0%
     Mandalay Resort Group
       6.500%, due 07/31/09...............         800,000          780,000
                                                           ----------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
     NRG Energy, Inc.
       7.250%, due 02/01/14...............       5,500,000        5,156,250
      7.375%, due 02/01/16................         700,000          652,750
     PSEG Power LLC
       5.500%, due 12/01/15...............         420,000          375,862
      8.625%, due 04/15/31................         245,000          250,160
                                                           ----------------
                                                                  6,435,022
                                                           ----------------
     INSURANCE - 0.8%
     American International Group, Inc.
       5.850%, due 01/16/18...............      20,600,000       13,829,522
     ASIF I
       3.685%, due 07/26/10(c)............      10,000,000        8,128,432
     CNA Financial Corp.
       5.850%, due 12/15/14...............       5,000,000        3,657,760
     ING Capital Funding Trust III
       8.439%, due 12/31/49...............         200,000          100,699
     Liberty Mutual Group, Inc.
       5.750%, due 03/15/14
       (144A)(b)..........................       5,750,000        3,720,790
     Nationwide Financial Services, Inc.
      6.250%, due 11/15/11................          55,000           51,547
      5.900%, due 07/01/12................          60,000           54,298
     Principal Life Income Funding Trusts
       5.300%, due 04/24/13...............       3,400,000        3,187,867
                                                           ----------------
                                                                 32,730,915
                                                           ----------------
     IT SERVICES - 0.2%
     Western Union Co. (The)
       5.930%, due 10/01/16...............      10,000,000        8,558,840
                                                           ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      --------------------------------------------------------------------
      SECURITY                                 PAR             VALUE
      DESCRIPTION                             AMOUNT          (NOTE 2)
      --------------------------------------------------------------------

      MEDIA - 0.9%
      British Sky Broadcasting Group Plc
        6.100%, due 02/15/18
        (144A)(b)........................ $    15,000,000 $     12,336,780
      Comcast Corp.
        7.050%, due 03/15/33.............          75,000           78,463
      Cox Communications, Inc.
        4.625%, due 06/01/13.............         430,000          373,026
      News America Holdings, Inc.
       8.250%, due 08/10/18..............         110,000          112,917
       7.750%, due 01/20/24..............          25,000           25,124
      Omnicom Group, Inc.
        5.900%, due 04/15/16.............       5,000,000        4,065,860
      Time Warner Cos., Inc.
       5.875%, due 11/15/16..............       6,500,000        5,836,025
       9.150%, due 02/01/23..............         155,000          165,641
       8.375%, due 03/15/23..............         260,000          262,377
       7.625%, due 04/15/31..............         310,000          305,476
      Viacom, Inc.
        6.250%, due 04/30/16.............      15,000,000       12,450,705
                                                          ----------------
                                                                36,012,394
                                                          ----------------
      METALS & MINING - 0.2%
      Vale Overseas, Ltd.
        6.875%, due 11/21/36.............       8,200,000        7,463,640
                                                          ----------------
      MULTILINE RETAIL - 0.1%
      Federated Department Stores, Inc.
        6.300%, due 04/01/09.............          60,000           58,517
      Target Corp.
        6.000%, due 01/15/18.............       5,000,000        4,849,410
                                                          ----------------
                                                                 4,907,927
                                                          ----------------
      OIL, GAS & CONSUMABLE FUELS - 0.9%
      Chesapeake Energy Corp.
       7.500%, due 06/15/14..............         500,000          425,000
       7.000%, due 08/15/14..............         800,000          668,000
      Duke Capital LLC
       6.250%, due 02/15/13..............         375,000          357,127
       8.000%, due 10/01/19..............          55,000           57,179
      Dynegy Holdings, Inc.
        7.500%, due 06/01/15.............       1,100,000          775,500
      El Paso Corp.
       6.375%, due 02/01/09..............       1,000,000          999,944
       7.750%, due 01/15/32..............       2,715,000        1,775,938
      Gaz Capital S.A.
       8.146%, due 04/11/18
         (144A)(b).......................      12,400,000        8,804,000
       8.625%, due 04/28/34..............      23,300,000       19,222,500
      Husky Energy, Inc.
        6.150%, due 06/15/19.............         215,000          188,222
      Kinder Morgan Energy Partners
       7.400%, due 03/15/31..............         225,000          193,392

     ----------------------------------------------------------------------
     SECURITY                                   PAR             VALUE
     DESCRIPTION                               AMOUNT          (NOTE 2)
     ----------------------------------------------------------------------

     OIL, GAS & CONSUMABLE FUELS - CONTINUED
      7.750%, due 03/15/32................ $       135,000 $        118,598
      7.300%, due 08/15/33................          90,000           74,897
     Magellan Midstream Partners
       5.650%, due 10/15/16...............         385,000          347,149
     Transcontinental Gas Pipe Line Corp.
       8.875%, due 07/15/12...............          35,000           34,181
     Valero Energy Corp.
       7.500%, due 04/15/32...............         225,000          180,325
     Williams Cos., Inc.
      6.750%, due 04/15/09
        (144A)(b).........................       1,000,000          991,320
      6.375%, due 10/01/10
        (144A)(b).........................       2,900,000        2,704,543
      7.500%, due 01/15/31................         800,000          537,130
                                                           ----------------
                                                                 38,454,945
                                                           ----------------
     PAPER & FOREST PRODUCTS - 0.1%
     International Paper Co.
      5.850%, due 10/30/12................          28,000           24,183
      5.250%, due 04/01/16................       6,500,000        4,395,853
                                                           ----------------
                                                                  4,420,036
                                                           ----------------
     PHARMACEUTICALS - 2.6%
     GlaxoSmithKline Capital, Inc
      2.800%, due 05/13/10(a).............      49,400,000       47,792,573
      4.850%, due 05/15/13................      49,400,000       49,599,230
     Wyeth
      5.500%, due 03/15/13-02/15/16.......       7,500,000        7,647,770
      6.450%, due 02/01/24................         160,000          180,883
                                                           ----------------
                                                                105,220,456
                                                           ----------------
     REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
     HCP, Inc.
       6.700%, due 01/30/18...............       7,500,000        3,601,207
     Health Care Property Investors, Inc.
       5.950%, due 09/15/11...............       4,100,000        3,399,913
                                                           ----------------
                                                                  7,001,120
                                                           ----------------
     ROAD & RAIL - 0.4%
     Con-way, Inc.
       7.250%, due 01/15/18...............      10,000,000        6,936,290
     CSX Corp.
       6.250%, due 03/15/18...............      10,000,000        9,213,340
     Norfolk Southern Corp.
      5.590%, due 05/17/25................          60,000           53,917
      7.800%, due 05/15/27................           7,000            7,653
      5.640%, due 05/17/29................         168,000          154,483
      7.250%, due 02/15/31................          65,000           67,885
     Union Pacific Corp.
       6.625%, due 02/01/29...............          50,000           47,464
                                                           ----------------
                                                                 16,481,032
                                                           ----------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    --------------------------------------------------------------------------
    SECURITY                                    PAR             VALUE
    DESCRIPTION                                AMOUNT          (NOTE 2)
    --------------------------------------------------------------------------

    SPECIALTY RETAIL - 0.3%
    Home Depot, Inc.
      5.400%, due 03/01/16................ $     5,000,000 $      4,481,030
    Limited Brands, Inc.
      6.900%, due 07/15/17................      15,000,000        9,114,690
                                                           ----------------
                                                                 13,595,720
                                                           ----------------
    TOBACCO - 0.2%
    Philip Morris International, Inc.
      6.375%, due 05/16/38................       4,100,000        4,278,690
    Reynolds American, Inc.
      7.625%, due 06/01/16................       2,400,000        2,001,413
                                                           ----------------
                                                                  6,280,103
                                                           ----------------
    TRADING COMPANIES & DISTRIBUTORS - 0.1%
    GATX Corp.
      6.000%, due 02/15/18................       5,000,000        4,452,575
                                                           ----------------
    WIRELESS TELECOMMUNICATION SERVICES - 2.0%
    AT&T Wireless Services, Inc.
     7.875%, due 03/01/11.................      70,415,000       72,932,477
     8.125%, due 05/01/12.................           5,000            5,366
     8.750%, due 03/01/31.................         245,000          307,112
    Cingular Wireless LLC
      6.500%, due 12/15/11................         700,000          703,261
    Sprint Nextel Corp.
      6.000%, due 12/01/16................      11,250,000        7,942,612
                                                           ----------------
                                                                 81,890,828
                                                           ----------------
    Total Domestic Bonds & Debt
    Securities
    (Cost $1,740,133,013)                                     1,494,959,252
                                                           ----------------

    FOREIGN BONDS & DEBT SECURITIES - 3.6%
    ARUBA GUILDER - 0.0%
    UFJ Finance Aruba AEC
      6.750%, due 07/15/13................         220,000          215,233
                                                           ----------------
    BRAZIL - 2.2%
    Brazil Notas do Tesouro Nacional
      Serie F
      10.000%, due 01/01/17(h)............       4,900,000       18,915,114
    Federal Republic of Brazil
     10.000%, due 01/01/12(h).............      17,083,200       68,865,148
     10.250%, due 01/10/28(h).............       7,100,000        2,694,468
                                                           ----------------
                                                                 90,474,730
                                                           ----------------
    CAYMAN ISLANDS - 0.1%
    Hutchison Whampoa International, Ltd.
      6.250%, due 01/24/14
      (144A)(b)...........................         245,000          234,810
    Mizuho Finance
      5.790%, due 04/15/14
      (144A)(b)...........................         315,000          280,025

       --------------------------------------------------------------------
       SECURITY                              PAR             VALUE
       DESCRIPTION                          AMOUNT          (NOTE 2)
       --------------------------------------------------------------------

       CAYMAN ISLANDS - CONTINUED
       Petroleum Export, Ltd.
         5.265%, due 06/15/11
         (144A)(b)..................... $     2,902,108 $      2,695,332
                                                        ----------------
                                                               3,210,167
                                                        ----------------
       DENMARK - 0.7%
       Nykredit Realkredit A.S.
        5.000%, due 10/01/38(a)(i).....      49,652,650        8,738,111
       Realkredit Danmark A.S.
         5.000%, due 10/01/38(a)(i)....     122,224,442       21,417,305
                                                        ----------------
                                                              30,155,416
                                                        ----------------
       FRANCE - 0.0%
       AXA S.A.
         8.600%, due 12/15/30..........          60,000           39,359
       France Telecom S.A.
         8.500%, due 03/01/31..........         400,000          421,130
                                                        ----------------
                                                                 460,489
                                                        ----------------
       LUXEMBOURG - 0.0%
       Telecom Italia Capital S.A.
         4.000%, due 01/15/10..........         510,000          469,313
                                                        ----------------
       NETHERLANDS - 0.0%
       Deutsche Telekom Finance
         5.250%, due 07/22/13..........         425,000          411,292
                                                        ----------------
       NORWAY - 0.0%
       Den Norske Bank
         7.729%, due 06/29/49
         (144A)(b).....................         115,000           80,932
                                                        ----------------
       PANAMA - 0.1%
       Panama Government International
         Bond
         9.375%, due 04/01/29..........       1,161,000        1,282,905
       Republic of Panama
         6.700%, due 01/26/36..........       1,150,000        1,040,750
                                                        ----------------
                                                               2,323,655
                                                        ----------------
       RUSSIA - 0.0%
       Morgan Stanley (Gazprom)
         9.625%, due 03/01/13
         (144A)(b).....................         130,000          117,650
                                                        ----------------
       SINGAPORE - 0.0%
       United Overseas Bank, Ltd.
         5.375%, due 09/03/19
         (144A)(b).....................         470,000          394,434
                                                        ----------------
       SOUTH AFRICA - 0.0%
       South Africa Government
         International Bond
         5.875%, due 05/30/22..........         700,000          591,063
                                                        ----------------
       SOUTH KOREA - 0.5%
       Export-Import Bank of Korea
         2.293%, due 06/01/09(a).......      16,200,000       16,156,956

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                               PAR             VALUE
       DESCRIPTION                           AMOUNT          (NOTE 2)
       ------------------------------------------------------------------

       SOUTH KOREA - CONTINUED
       Industrial Bank of Korea
         4.000%, due 05/19/14
         (144A)(b)...................... $       335,000 $        308,122
       Korea Development Bank
         4.348%, due 04/03/10(a)........       1,600,000        1,545,365
       Korea First Bank, Ltd.
         7.267%, due 03/03/34
         (144A)(d)......................         240,000          164,393
       Woori Bank Korea
         5.750%, due 03/13/14
         (144A)(b)......................         305,000          302,203
                                                         ----------------
                                                               18,477,039
                                                         ----------------
       SWEDEN - 0.0%
       Skandinaviska Enskilda Banken
         4.958%, due 03/29/49
         (144A)(b)......................         415,000          231,933
       Swedbank
         9.000%, due 12/29/49
         (144A)(b)......................         180,000          118,838
                                                         ----------------
                                                                  350,771
                                                         ----------------
       UKRAINE - 0.0%
       Republic of Ukraine
         6.875%, due 03/04/11...........         200,000          106,000
        7.650%, due 06/11/13............         500,000          220,000
                                                         ----------------
                                                                  326,000
                                                         ----------------
       UNITED KINGDOM - 0.0%
       British Telecom Plc
         8.625%, due 12/15/10...........         190,000          195,540
       HBOS Capital Funding LP
         6.071%, due 06/30/49
         (144A)(b)......................          45,000           16,658
       HBOS Plc
         5.375%, due 12/29/49
         (144A)(b)......................         285,000          139,267
       Standard Chartered Bank
         8.00%, due 09/26/17
         (144A)(b)......................         235,000          203,814
                                                         ----------------
                                                                  555,279
                                                         ----------------
       Total Foreign Bonds & Debt
       Securities
       (Cost $175,457,660)                                    148,613,463
                                                         ----------------
       U.S. GOVERNMENT & AGENCY OBLIGATIONS - 119.4%
       Federal Home Loan Mortgage Corp.
         5.500%, due 12/01/99(j)........     521,500,000      533,804,271
        7.000%, due 09/01/10............           3,532            3,619
        6.500%, due 04/01/11-01/15/24...         172,772          181,354
        6.000%, due 05/01/11-04/01/23...       8,382,636        8,684,452
        5.500%, due 05/01/14-06/01/36...      33,837,353       34,735,310
        5.000%, due 09/15/16-01/01/37...     208,585,516      225,189,597

       ---------------------------------------------------------------------
       SECURITY                               PAR             VALUE
       DESCRIPTION                           AMOUNT          (NOTE 2)
       ---------------------------------------------------------------------

       U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
        4.875%, due 06/13/18............ $     3,600,000 $      4,145,425
        2.625%, due 11/15/23(a).........       1,785,916        1,765,539
        5.358%, due 01/01/29(a).........       1,485,071        1,485,303
        4.329%, due 11/01/31(a).........          77,653           77,406
        3.500%, due 07/15/32............         292,017          287,823
        5.488%, due 08/01/32(a).........         395,268          397,344
        1.445%, due 07/15/34(a).........         426,341          414,520
        4.454%, due 10/01/34(a).........         250,357          247,047
        4.339%, due 11/01/34(a).........         181,400          180,574
        4.370%, due 11/01/34(a).........         487,921          475,899
        4.394%, due 11/01/34(a).........         147,117          147,956
        4.483%, due 11/01/34(a).........         241,479          243,333
        4.359%, due 01/01/35(a).........         302,959          300,907
        4.405%, due 01/01/35(a).........       1,185,804        1,171,667
        4.336%, due 02/01/35(a).........         354,820          354,153
        4.352%, due 02/01/35(a).........         239,274          235,957
        4.420%, due 02/01/35(a).........         860,223          849,546
        4.427%, due 02/01/35(a).........         301,012          296,892
        4.494%, due 02/01/35(a).........         355,571          353,277
        4.499%, due 02/01/35(a).........         150,718          151,210
        5.133%, due 03/01/35(a).........       2,014,786        2,038,591
        4.396%, due 06/01/35(a).........       6,488,025        6,394,708
        4.515%, due 08/01/35(a).........       3,233,259        3,182,768
        4.904%, due 09/01/35(a).........       3,728,307        3,717,699
        5.300%, due 09/01/35(a).........      10,250,002       10,389,350
        5.000%, due TBA(j)..............      25,000,000       25,550,775
       FHLMC Structured Pass Through
         Securities
         3.878%, due 07/25/44(a)........      15,411,678       13,919,929
        3.678%, due 10/25/44(a).........       2,907,491        2,788,699
        3.679%, due 02/25/45(a).........         255,334          230,043
       Federal National Mortgage Assoc.
         6.000%, due 09/01/16-09/01/38..     290,409,205      299,397,236
        5.500%, due 01/01/09-09/01/38...     278,616,940      286,264,421
        7.000%, due 04/01/11-05/01/11...          16,130           16,572
        8.000%, due 11/01/13-10/01/25...          18,470           19,067
        6.500%, due 12/01/13-10/01/17...         771,496          802,664
        5.000%, due 02/01/18-08/01/37...     403,351,425      413,108,339
        5.067%, due 10/01/28(a).........         281,906          280,863
        7.500%, due 09/01/30............           2,871            3,040
        7.266%, due 02/01/31(a).........         687,587          720,566
        5.178%, due 09/01/31(a).........         157,148          157,733
        1.284%, due 09/18/31(a).........       1,249,587        1,216,917
        1.371%, due 04/25/32(a).........         547,548          543,334
        5.320%, due 07/01/32(a).........          74,125           73,837
        5.367%, due 09/01/32(a).........         641,713          643,000
        5.163%, due 11/01/32(a).........         303,924          305,038
        4.608%, due 03/01/33(a).........          20,484           20,573
        4.663%, due 06/01/33(a).........         252,448          257,652
        4.578%, due 07/01/33(a).........         176,589          175,863

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                  PAR             VALUE
     DESCRIPTION                              AMOUNT          (NOTE 2)
     ---------------------------------------------------------------------

     U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
      4.374%, due
        04/01/34-05/01/35(a)............. $    12,548,901 $     12,349,135
      3.696%, due 05/01/34(a)............       3,175,832        3,161,026
      5.004%, due 09/01/34(a)............       6,306,246        6,376,836
      5.308%, due 09/01/34(a)............         380,060          379,338
      4.751%, due 10/01/34(a)............          93,397           93,723
      4.559%, due 11/01/34(a)............         685,592          692,450
      4.625%, due 11/01/34(a)............          31,558           31,858
      4.536%, due 12/01/34(a)............         329,794          332,833
      4.672%, due 12/01/34(a)............       3,358,423        3,380,210
      4.737%, due
        12/01/34-11/01/35(a).............      12,038,017       12,067,244
      4.323%, due 01/01/35(a)............         122,958          121,387
      4.451%, due 01/01/35(a)............         402,688          403,599
      4.477%, due 01/01/35(a)............         378,232          379,163
      4.520%, due 01/01/35(a)............         432,038          431,481
      4.829%, due 01/01/35(a)............         828,136          832,761
      4.290%, due 02/01/35(a)............         228,896          225,336
      4.429%, due 02/01/35(a)............         986,341          974,065
      4.406%, due 03/01/35(a)............         367,130          366,672
      4.679%, due 04/01/35(a)............         557,923          561,594
      4.743%, due 05/01/35(a)............       2,728,978        2,714,217
      4.665%, due 05/25/35(a)............       7,367,370        7,584,895
      4.250%, due 08/01/35(a)............       4,053,800        4,035,385
      4.738%, due 08/01/35(a)............       3,896,337        3,888,822
      4.219%, due 09/01/35(a)............       9,083,046        9,208,260
      4.707%, due 10/01/35(a)............       4,337,983        4,375,555
      4.33%, due 11/01/35(a).............       1,437,831        1,451,058
      4.677%, due 7/01/37(a).............       3,341,806        3,373,634
      5.408%, due 01/01/36(a)............       1,498,017        1,557,545
      6.395%, due 08/01/36(a)............       4,431,826        4,550,961
      5.131%, due 12/01/36(a)............       1,213,197        1,213,207
      3.677%, due
        08/01/41-10/01/44(a).............       5,946,224        5,863,795
      3.729%, due 09/01/41(a)............       2,667,166        2,624,104
      4.500%, due TBA(j).................       6,000,000        6,133,128
      5.000%, due TBA(j).................     408,000,000      416,622,288
      5.500%, due TBA(j).................     584,400,000      599,213,678
      6.000%, due TBA(j).................   1,510,900,000    1,555,540,268
     Government National Mortgage Assoc.
       6.000%, due 04/15/14-06/15/38.....       3,810,590        3,941,286
      5.375%, due
        02/20/22-05/20/32(a).............         592,613          590,730
      7.000%, due 10/15/23...............          42,868           45,514
      7.500%, due 01/15/26-04/15/31......       6,047,588        6,335,187
      5.125%, due
        01/20/26-11/20/30(a).............         283,835          279,655
      4.625%, due
        08/20/27-09/20/33(a).............         577,160          563,875

       ------------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
        5.250%, due
          02/20/28-01/20/30(a)............        170,204         169,027
        5.875%, due 04/20/29(a)...........         68,591          68,672
        1.540%, due 02/16/30(a)...........         43,595          42,600
        1.340%, due 01/16/31(a)...........        114,571         111,653
        5.500%, due
          10/20/31-04/20/32(a)............         28,263          28,131
        4.750%, due 03/20/32(a)...........          1,747           1,718
        5.000%, due 03/20/33(a)...........         19,034          18,714
        6.500%, due 12/15/37..............     53,376,383      55,907,346
        6.500%, due TBA(j)................     45,000,000      46,792,980
       U.S. Treasury Inflation Index Bond
         2.625%, due 07/15/17.............     10,417,039      10,678,288
        2.375%, due 01/15/25..............     71,194,758      69,993,418
        2.000%, due 01/15/26..............     10,915,300      10,285,116
       U.S. Treasury Inflation Index Note
         3.000%, due 07/15/12.............     15,653,006      15,346,066
        1.875%, due 07/15/13..............     27,177,462      25,595,652
        2.000%, due 01/15/14-07/15/14.....     38,664,755      36,587,248
        1.625%, due 01/15/15..............     90,312,139      83,778,688
        2.500%, due 07/15/16..............     11,749,239      11,660,203
                                                          ---------------
       Total U.S. Government & Agency
       Obligations
       (Cost $4,855,098,662)                                4,940,332,936
                                                          ---------------

       LOAN PARTICIPATION - 0.8%
       AES Corp.
         1.000%, due 04/30/10
         (144A)(b)........................      5,600,000       4,900,000
       Biomet
        4.458%, due 02/15/15
          (144A)(a)(b)....................      2,782,500       2,385,994
        1.000%, due 03/25/15..............        180,000         180,000
       Chrysler Finco
         6.82%, due 08/03/14
         (144A)(a)(b).....................     13,825,000       7,100,119
       First Data Corp.
        3.211%, due 09/24/14
          (144A)(a)(b)....................         58,985          37,898
        3.211%, due 09/24/14
          (144A)(a)(b)....................        930,990         598,161
       Ford Motor Co.
         1.000%, due 11/29/13
         (144A)(b)........................      6,860,000       2,756,862
       Georgia Pacific Corp.
         2.081%, due 12/20/12(a)(b).......      3,371,706       2,763,113
        2.082%, due 12/20/12..............        105,764          86,674
       HCA, Inc.
         6.011%, due 11/14/13
         (144A)(a)(b).....................      8,827,168       6,876,364

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -----------------------------------------------------------------------
      SECURITY                              SHARES/PAR            VALUE
      DESCRIPTION                             AMOUNT             (NOTE 2)
      -----------------------------------------------------------------------

      LOAN PARTICIPATION - CONTINUED
      TXU Energy
       5.368%, due 10/10/14
         (144A)(a)(b).................... $     2,462,406    $      1,679,053
       7.261%, due 10/10/14
         (144A)(a)(b)....................          12,531               8,545
      UPC Broadband Term M1
        5.611%, due 12/31/14
        (144A)(a)(b)(e)..................       4,049,167           3,666,882
                                                             ----------------
      Total Loan Participation
      (Cost $49,043,206)                                           33,039,665
                                                             ----------------
      PREFERRED STOCK - 1.0%
      Wachovia Corp.
        (Cost $40,014,654)...............          53,950          40,462,500
                                                             ----------------

      CONVERTIBLE PREFERRED STOCKS - 0.7%
      DIVERSIFIED FINANCIAL SERVICES - 0.7%
      Bank of America Corp.
        7.250%...........................           8,500           5,537,750
      Citigroup, Inc.
        8.400%, due 04/29/49(a)..........      32,900,000          21,764,666
                                                             ----------------
                                                                   27,302,416
                                                             ----------------
      INSURANCE - 0.0%
      American International Group, Inc.
        8.500%, due 08/01/11.............         168,900           1,435,650
                                                             ----------------
      Total Convertible Preferred Stocks
      (Cost $54,067,500)                                           28,738,066
                                                             ----------------
      PURCHASED OPTIONS - 0.8%
      IRO USD 2 Year Swaption,
        Expire 08/03/09,
        Strike Price $3.5................     475,600,000          16,219,092
      OTC EPUT EUR Vs. USD,
        Expire 05/21/10,
        Strike Price $1.375..............       4,500,000             577,482
      OTC ECAL EURO Vs. USD,
        Expire 05/21/10,
        Strike Price $1.375..............       4,000,000             513,317
      OTC EPUT EURO Vs. USD,
        Expire 05/21/10,
        Strike Price $1.375..............       4,000,000             513,317
      OTC EPUT EURO Vs. USD,
        Expire 06/03/10,
        Strike Price $1.375..............       9,300,000           1,202,719
      OTC ECAL EUR Vs. USD,
        Expire 05/21/10,
        Strike Price $1.375..............       4,500,000             523,180
      OTC ECAL EUR Vs. USD,
        Expire 05/21/10,
        Strike Price $1.375..............       4,000,000             465,049

     ---------------------------------------------------------------------
     SECURITY                               SHARES/PAR         VALUE
     DESCRIPTION                              AMOUNT          (NOTE 2)
     ---------------------------------------------------------------------

     PURCHASED OPTIONS - CONTINUED
     OTC EPUT EUR Vs. USD,
       Expire 05/21/10,
       Strike Price $1.375...............       4,000,000 $        465,049
     OTC ECAL EUR Vs. USD,
       Expire 06/03/10,
       Strike Price $1.375...............       9,300,000        1,095,641
     OTC ECAL USD Vs. Japanese Yen,
       Expire 03/17/10,
       Strike Price $104.................      30,000,000          223,770
     OTC ECAL EUR Vs. Japanese Yen,
       Expire 06/03/10,
       Strike Price $143.4...............       5,400,000          198,496
     OTC ECAL USD Vs. Japanese Yen,
       Expire 06/03/10,
       Strike Price $107.85..............      23,600,000          126,331
     OTC EPUT USD Vs. Japanese Yen,
       Expire 06/03/10,
       Strike Price $107.85..............      23,600,000        4,873,825
     OTC EPUT EURO Vs. Japanese Yen,
       Expire 06/03/10,
       Strike Price $148.4...............       5,400,000        1,621,549
     OTC EPUT USD Vs. Japanese Yen,
       Expire 3/17/10,
       Strike Price $104.................      30,000,000        4,918,980
                                                          ----------------
     Total Purchased Options
     (Cost $12,095,138)                                         33,537,797
                                                          ----------------

     SHORT-TERM INVESTMENTS - 6.0%
     COMMERCIAL PAPER - 0.9%
     Morgan Stanley
       1.000%, due 01/26/09.............. $    35,500,000       35,406,320
                                                          ----------------
     REPURCHASE AGREEMENTS - 3.3%
     Credit Suisse Securities (USA) LLC,
       Repurchase Agreement, dated
       12/31/08 at 0.150% to be
       repurchased at $10,000,000 on
       01/02/09 collateralized by
       $10,178,000 FNMA at 5.500% due
       06/01/38 with a value of
       $10,390,331.......................      10,000,000       10,000,000
     JPMorgan Securities, Inc.,
       Repurchase Agreement, dated
       12/31/08 at 0.020% to be
       repurchased at $69,100,000 on
       01/02/09 collateralized by
       $60,020,000 U.S. Treasury Bill at
       4.000% due 02/15/15 with a value
       of $69,285,588....................      69,100,000       69,100,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                               PAR             VALUE
      DESCRIPTION                           AMOUNT          (NOTE 2)
      -------------------------------------------------------------------

      REPURCHASE AGREEMENTS - CONTINUED
      State Street Bank & Trust Co.,
        Repurchase Agreement, dated
        12/31/08 at 0.010% to be
        repurchased at $58,298,032 on
        01/02/09 collateralized by
        $55,870,000 FHLB at 4.375% due
        09/17/10 with a value of
        $59,468,028.................... $    58,298,000 $     58,298,000
                                                        ----------------
                                                             137,398,000
                                                        ----------------
      U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 1.8%
      U.S. Treasury Bill
        0.010%, due 01/15/09(k)(l).....         340,000          339,999
       1.1%, due 01/29/09(k)(l)........      13,250,000       13,249,794
       0.18%, due 02/12/09(k)(l).......         650,000          649,932
       0.133%, due 02/19/09(k)(l)......       1,170,000        1,169,976
       0.119%, due 02/26/09(k)(l)......       3,000,000        2,999,627
       0.059%, due 03/05/09(k)(l)......       9,600,000        9,599,580
       0.000%, due 03/12/09(k)(l)......       5,260,000        5,260,000
       0.000%, due 03/19/09(k)(l)......         290,000          290,000
       1.0%, due 03/19/09(k)(l)........       2,750,000        2,749,985
       0.030%, due 03/26/09(k)(l)......      22,320,000       22,318,437
       0.197%, due 06/04/09(k)(l)......      11,270,000       11,266,625
       0.225%, due 06/11/09(k)(l)......       4,510,000        4,505,966
                                                        ----------------
                                                              74,399,921
                                                        ----------------
      Total Short-Term Investments
      (Cost $247,204,241)                                    247,204,241
                                                        ----------------

      TOTAL INVESTMENTS - 183.1%
      (Cost $7,917,917,051)                                7,578,586,018
                                                        ----------------

      Other Assets and Liabilities (net) - (83.1)%        (3,439,817,112)
                                                        ----------------

      TOTAL NET ASSETS - 100.0%                         $  4,138,768,906
                                                        ================

PORTFOLIO FOOTNOTES:

(a) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $292,264,829 of net assets.
(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $5,263,238 of net assets.
(e) Par shown in Euro Currency. Value is shown in USD.
(f) Security is in default and/or issuer is in bankruptcy.
(g) Par shown in Pound Sterling. Value is shown in USD.
(h) Par shown in Brazilian Real. Value is shown in USD.
(i) Par shown in Danish Krone. Value is shown in USD.
(j) This security is traded on a "to-be-announced" basis.
(k) Zero coupon bond - Interest rate represents current yield to maturity.
(l) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $74,399,921.
AMBAC - Ambac Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance, Inc.

                                                                  STRIKE    NUMBER OF
WRITTEN CALL OPTIONS                                   EXPIRATION PRICE     CONTRACTS     PREMIUMS       VALUE
------------------------------------------------------ ---------- ------- ------------  -----------  ------------
IRO USD 5 Year Swaption                                08/03/2009 $  4.30 (206,800,000) $(4,960,615) $(19,176,684)
OTC Currency Option ECAL U.S. Dollar Vs. Japanese Yen  03/17/2010  104.00  (10,800,000)    (568,350)      (80,503)
                                                                                        -----------  ------------
                                                                                        $(5,528,965) $(19,257,187)
                                                                                        ===========  ============

WRITTEN PUT OPTIONS                                    EXPIRATION PRICE     CONTRACTS     PREMIUMS       VALUE
------------------------------------------------------ ---------- ------- ------------  -----------  ------------
CME APUT Eurodollar Futures                            03/16/2009 $ 98.00         (277) $   (76,745) $    (15,581)
CME APUT Eurodollar Futures                            03/16/2009   98.25         (188)     (83,307)      (16,450)
CME APUT Eurodollar Futures                            03/16/2009   98.50         (484)     (71,864)      (69,575)
CBOT-U.S. Treasury 5 Year Note Future                  03/16/2009  118.00         (298)    (175,466)     (253,766)
OTC EPUT U.S. Dollar Vs. Japanese Yen                  03/17/2010  104.00  (10,800,000)    (568,350)   (1,773,468)
                                                                                        -----------  ------------
                                                                                        $  (975,732) $ (2,128,840)
                                                                                        ===========  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)



The following table summarizes the portfolio composition of the Portfolio's holdings at December 31, 2008 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                             PERCENT OF
        PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)  PORTFOLIO
        ---------------------------------------------------------------
                 AAA/Government/Government Agency               77.04%
                 AA                                              3.63
                 A                                              14.01
                 BBB                                             4.42
                 BB                                              0.63
                 B                                               0.27
                                                               ------
                 Total:                                        100.00%
                                                               ======

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                                 FORWARD
                                              INVESTMENTS IN       SALES OTHER FINANCIAL INSTRUMENTS+
VALUATION INPUTS                                  SECURITIES COMMITMENTS       ASSETS     LIABILITIES
-----------------------------------------------              -           ----------------------------
LEVEL 1--QUOTED PRICES                        $  458,394,974     $0      $156,605,233  $  (2,870,258)
-----------------------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS   7,105,030,678      0       580,382,789   (799,234,521)
-----------------------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS          15,160,366      0                 0              0
-----------------------------------------------------------------------------------------------------
TOTAL                                         $7,578,586,018     $0      $736,988,022  $(802,104,779)

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                      FORWARD
                                                   INVESTMENTS IN       SALES OTHER FINANCIAL
                                                       SECURITIES COMMITMENTS    INSTRUMENTS+
---------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                       $10,616,399       $0            $0
 Accrued discounts/premiums                              74,904        0             0
 Realized Gain (Loss)                                    19,373        0             0
 Change in unrealized appreciation (depreciation)      (613,506)       0             0
 Net Purchases (Sales)                                5,063,196        0             0
 Transfers In (Out) of Level 3                                0        0             0
---------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                     $15,160,366       $0            $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

PIMCO TOTAL RETURN PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                    $7,441,188,018
   Repurchase Agreements                                                    137,398,000
   Cash                                                                         708,241
   Restricted cash held as collateral on futures                             37,369,500
   Cash denominated in foreign currencies (b)                                30,732,460
   Receivable for investments sold                                          719,403,082
   Receivable for Trust shares sold                                           1,927,968
   Dividends receivable                                                         154,061
   Interest receivable                                                       45,962,481
   Swap interest receivable                                                  10,408,354
   Swap premium paid                                                         48,913,349
   Unrealized appreciation on swap contracts (Note 10) (c)                  187,958,730
   Unrealized appreciation on forward currency contracts (Note 8)            21,548,127
                                                                         --------------
      Total assets                                                        8,683,672,371
                                                                         --------------
LIABILITIES
   Payables for:
      Investments purchased                                               4,015,485,831
      Payable for cash collateral                                            18,280,000
      Trust shares redeemed                                                  11,021,104
      Net variation margin on financial futures contracts (Note 7)            3,711,183
      Unrealized depreciation on forward currency contracts (Note 8)         28,284,772
      Unrealized depreciation on swap contracts (Note 10)                   385,857,749
      Outstanding written options (c)                                        21,386,027
      Open swaps and TBA's                                                    1,585,968
      Distribution and services fees--Class B                                   279,976
      Distribution and services fees--Class E                                    11,140
      Interest payable swap position                                         13,482,672
      Swap premium received                                                  43,606,653
      Management fee (Note 3)                                                 1,636,216
      Administration fee                                                         28,558
      Custodian and accounting fees                                              77,929
   Accrued expenses                                                             167,687
                                                                         --------------
      Total liabilities                                                   4,544,903,465
                                                                         --------------
NET ASSETS                                                               $4,138,768,906
                                                                         ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                       $4,160,005,345
   Accumulated net realized gain                                             64,226,337
   Unrealized depreciation on investments, futures contracts, options
      contracts, swap contracts and foreign currency                       (405,263,256)
   Undistributed net investment income                                      319,800,480
                                                                         --------------
      Total                                                              $4,138,768,906
                                                                         ==============
NET ASSETS
   Class A                                                               $2,696,381,943
                                                                         ==============
   Class B                                                                1,353,582,420
                                                                         ==============
   Class E                                                                   88,804,543
                                                                         ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                               $  232,484,113
                                                                         ==============
   Class B                                                                  117,977,980
                                                                         ==============
   Class E                                                                    7,708,946
                                                                         ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                               $        11.60
                                                                         ==============
   Class B                                                                        11.47
                                                                         ==============
   Class E                                                                        11.52
                                                                         ==============

----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreements                  $7,780,519,051
(b)Identified cost of foreign cash                                           31,357,660
(c)Cost of written options                                                    6,504,697

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

PIMCO TOTAL RETURN PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $   1,873,477
   Interest                                                                 252,183,801
                                                                          -------------
       Total investment income                                              254,057,278
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                   22,197,397
   Administration fees                                                          302,514
   Custodian and accounting fees                                                733,226
   Distribution and services fees--Class B                                    3,360,384
   Distribution and services fees--Class E                                      163,698
   Audit and tax services                                                       114,019
   Legal                                                                         19,434
   Trustee fees and expenses                                                     15,407
   Shareholder reporting                                                        659,475
   Insurance                                                                     62,009
   Other                                                                         25,836
                                                                          -------------
       Total expenses                                                        27,653,399
                                                                          -------------
   Net investment income                                                    226,403,879
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (10,396,248)
       Futures contracts                                                    137,375,304
       Written options contracts                                             20,738,255
       Swap contracts                                                        47,745,783
       Foreign currency                                                      40,061,203
                                                                          -------------
   Net realized gain on investments, futures contracts, options
       contracts, swap contracts and foreign currency                       235,524,297
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (410,489,455)
       Futures contracts                                                     98,121,297
       Written options contracts                                             (2,941,168)
       Forward sales commitments                                             71,805,914
       Swap contracts                                                      (216,151,395)
       Foreign currency                                                     (16,642,609)
                                                                          -------------
   Net change in unrealized depreciation on investments, futures contracts, options contracts, short sales, swap contracts, and
       foreign currency                                                    (476,297,416)
                                                                          -------------
   Net realized and unrealized loss on investments, futures
       contracts, options contracts, short sales, swap contracts and
       foreign currency                                                    (240,773,119)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $ (14,369,240)
                                                                          =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


PIMCO TOTAL RETURN PORTFOLIO
                                                                            YEAR ENDED      YEAR ENDED
                                                                           DECEMBER 31,    DECEMBER 31,
                                                                               2008            2007
                                                                         ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   226,403,879  $  167,771,871
   Net realized gain on investments, futures contracts, options
       contracts, swaps contracts and foreign currency                       235,524,297      53,464,469
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, short
       sales, swaps contracts and foreign currency                          (476,297,416)     70,255,807
                                                                         ---------------  --------------
   Net increase (decrease) in net assets resulting from operations           (14,369,240)    291,492,147
                                                                         ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (124,683,059)    (62,028,481)
     Class B                                                                 (50,014,488)    (39,544,590)
     Class E                                                                  (4,396,891)     (4,411,449)
   From net realized gains
     Class A                                                                 (75,855,925)             --
     Class B                                                                 (32,264,534)             --
     Class E                                                                  (2,792,962)             --
                                                                         ---------------  --------------
   Net decrease in net assets resulting from distributions                  (290,007,859)   (105,984,520)
                                                                         ---------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                 868,182,897   1,667,575,131
     Class B                                                                 415,239,942     226,761,443
     Class E                                                                  20,105,801      17,832,007
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 200,538,984      62,028,481
     Class B                                                                  82,279,022      39,544,590
     Class E                                                                   7,189,853       4,411,449
   Cost of shares repurchased
     Class A                                                              (1,199,719,534)   (259,319,301)
     Class B                                                                (338,571,089)   (261,606,785)
     Class E                                                                 (63,530,172)    (27,944,696)
                                                                         ---------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                           (8,284,296)  1,469,282,319
                                                                         ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                       (312,661,395)  1,654,789,946
   Net assets at beginning of period                                       4,451,430,301   2,796,640,355
                                                                         ---------------  --------------
   Net assets at end of period                                           $ 4,138,768,906  $4,451,430,301
                                                                         ===============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   319,800,480  $  160,907,671
                                                                         ===============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                      CLASS A
PIMCO TOTAL RETURN PORTFOLIO                       --------------------------------------------
                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------
                                                     2008      2007      2006     2005    2004
                                                   --------  --------  --------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  12.29  $  11.80  $  11.60  $11.40  $11.61
                                                   --------  --------  --------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................     0.59      0.56      0.49    0.40    0.20
Net Realized/Unrealized Gain (Loss) on Investments    (0.51)     0.35      0.04   (0.12)   0.40
                                                   --------  --------  --------  ------  ------
Total from Investment Operations..................     0.08      0.91      0.53    0.28    0.60
                                                   --------  --------  --------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............    (0.48)    (0.42)    (0.32)  (0.01)  (0.81)
Distributions from Net Realized Capital Gains.....    (0.29)       --     (0.01)  (0.07)     --
                                                   --------  --------  --------  ------  ------
Total Distributions...............................    (0.77)    (0.42)    (0.33)  (0.08)  (0.81)
                                                   --------  --------  --------  ------  ------
NET ASSET VALUE, END OF PERIOD.................... $  11.60  $  12.29  $  11.80  $11.60  $11.40
                                                   ========  ========  ========  ======  ======
TOTAL RETURN                                           0.64%     7.85%     4.80%   2.46%   5.25%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................     0.52%     0.54%     0.58%   0.57%   0.57%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................     0.52%     0.54%     0.58%   0.57%    N/A
Ratio of Net Investment Income to Average Net
  Assets..........................................     5.00%     4.74%     4.28%   3.42%   1.69%
Portfolio Turnover Rate...........................    800.2%    943.9%    161.2%  344.2%  416.0%
Net Assets, End of Period (in millions)........... $2,696.4  $3,045.1  $1,445.1  $912.6  $578.0


                                                                        CLASS B
                                                   ------------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                   ------------------------------------------------
                                                     2008      2007      2006      2005      2004
                                                   --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  12.17  $  11.69  $  11.50  $  11.32  $  11.54
                                                   --------  --------  --------  --------  --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..........................     0.55      0.53      0.46      0.37      0.19
Net Realized/Unrealized Gain (Loss) on Investments    (0.50)     0.34      0.04     (0.12)     0.38
                                                   --------  --------  --------  --------  --------
Total from Investment Operations..................     0.05      0.87      0.50      0.25      0.57
                                                   --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............    (0.46)    (0.39)    (0.30)       --     (0.79)
Distributions from Net Realized Capital Gains.....    (0.29)       --     (0.01)    (0.07)       --
                                                   --------  --------  --------  --------  --------
Total Distributions...............................    (0.75)    (0.39)    (0.31)    (0.07)    (0.79)
                                                   --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................... $  11.47  $  12.17  $  11.69  $  11.50  $  11.32
                                                   ========  ========  ========  ========  ========
TOTAL RETURN                                           0.41%     7.56%     4.52%     2.25%     4.98%
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................     0.78%     0.79%     0.83%     0.82%     0.81%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................     0.78%     0.79%     0.83%     0.82%      N/A
Ratio of Net Investment Income to Average Net
  Assets..........................................     4.77%     4.51%     4.01%     3.13%     1.66%
Portfolio Turnover Rate...........................    800.2%    943.9%    161.2%    344.2%    416.0%
Net Assets, End of Period (in millions)........... $1,353.6  $1,274.4  $1,219.1  $1,107.7  $1,028.5

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                        CLASS E
PIMCO TOTAL RETURN PORTFOLIO                            --------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------------
                                                         2008    2007    2006    2005    2004
                                                        ------  ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD................... $12.21  $11.73  $11.53  $11.34  $11.56
                                                        ------  ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)...............................   0.57    0.54    0.47    0.39    0.21
Net Realized/Unrealized Gain (Loss) on Investments.....  (0.51)   0.35    0.05   (0.13)   0.37
                                                        ------  ------  ------  ------  ------
Total from Investment Operations.......................   0.06    0.89    0.52    0.26    0.58
                                                        ------  ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income...................  (0.46)  (0.41)  (0.31)     --   (0.80)
Distributions from Net Realized Capital Gains..........  (0.29)     --   (0.01)  (0.07)     --
                                                        ------  ------  ------  ------  ------
Total Distributions....................................  (0.75)  (0.41)  (0.32)  (0.07)  (0.80)
                                                        ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD......................... $11.52  $12.21  $11.73  $11.53  $11.34
                                                        ======  ======  ======  ======  ======
TOTAL RETURN                                              0.47%   7.63%   4.67%   2.33%   5.06%
Ratio of Expenses to Average Net Assets After
  Reimbursement........................................   0.67%   0.69%   0.72%   0.72%   0.71%
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates............................   0.67%   0.69%   0.72%   0.72%    N/A
Ratio of Net Investment Income to Average Net Assets...   4.88%   4.61%   4.10%   3.24%   1.76%
Portfolio Turnover Rate................................  800.2%  943.9%  161.2%  344.2%  416.0%
Net Assets, End of Period (in millions)................ $ 88.8  $132.0  $132.5  $146.6  $146.6

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is PIMCO Total Return Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the over the counter ("OTC") market are valued at the last ask price (options written) or the last bid price (options purchased). Swap agreements and options thereon are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

Short positions traded in the OTC market are valued at the last available ask price.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and on equivalent liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The Portfolio as a

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

H. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. SHORT SALES - The Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

K. SWAP AGREEMENTS - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Among the strategic transactions into which the Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

In addition, the Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio, as the protection seller, is recorded as a liability on the books. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

L. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

M. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

N. MORTGAGE DOLLAR ROLLS - The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as purchase and sales transactions.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds from the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

O. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio's investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

P. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pacific Investment Management Company LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

               $22,197,397          0.50%      First $1.2 Billion

                                   0.475%      Over $1.2 Billion

Prior to February 1, 2008, the management fee paid by the Portfolio was 50 basis points for all assets. The management fee earned for the period January 1, 2008 through January 31, 2008 was $1,944,039.

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                 Net Increase
                                                                  (Decrease)
              Beginning                                           in Shares     Ending
               Shares       Sales    Reinvestments  Redemptions  Outstanding    Shares
             ----------- ----------- ------------- ------------  ------------ -----------

 Class A

 12/31/2008  247,711,510  72,688,916  17,067,148   (104,983,461) (15,227,397) 232,484,113
 12/31/2007  122,425,419 141,882,087   5,324,333    (21,920,329) 125,286,091  247,711,510

 Class B

 12/31/2008  104,704,093  35,414,389   7,062,577    (29,203,079)  13,273,887  117,977,980
 12/31/2007  104,268,472  19,449,338   3,420,812    (22,434,529)     435,621  104,704,093

 Class E

 12/31/2008   10,806,922   1,660,572     615,043     (5,373,591)  (3,097,976)   7,708,946
 12/31/2007   11,293,528   1,515,178     380,625     (2,382,409)    (486,606)  10,806,922

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

         $52,878,876,933 $2,585,406,731 $50,972,813,369 $1,696,802,076

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $7,925,156,521 $145,940,884 $(492,511,387) $(346,570,503)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

           Ordinary Income      Long-Term Capital Gain           Total
      ------------------------- ---------------------- -------------------------
          2008         2007        2008        2007        2008         2007
      ------------ ------------  -----------   ----    ------------ ------------

      $260,480,023 $105,984,520 $29,527,836    $--     $290,007,859 $105,984,520

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ ------------

  $451,343,993   $91,728,216  $(564,308,649)        $--         $(21,236,440)

7. FUTURES CONTRACTS

The futures contracts outstanding as of December 31, 2008 and the description and unrealized appreciation or depreciation were as follows:

                                                                   Unrealized
                                        Number of                Appreciation/
Description           Expiration Date   Contracts Notional Value (Depreciation)
-----------         ------------------- --------- -------------- --------------

Euribor Futures     March 2009-Long         258   $   63,061,650  $ 2,726,380

Euribor Futures     June 2009-Long          153       37,494,562    1,712,054

EuroDollar Futures  March 2009-Long       4,334    1,072,014,900   22,901,455

EuroDollar Futures  December 2009-Long    3,373      831,318,012   18,639,872

EuroDollar Futures  September 2009-Long   4,728    1,167,165,900   26,518,729

EuroDollar Futures  June 2009-Long        6,943    1,716,136,025   38,016,450

EuroDollar Futures  June 2010-Long           48       11,791,200      266,144

EuroDollar Futures  September 2010-Long      48       11,769,000      274,774

EuroDollar Futures  March 2010-Long       3,305      813,608,375   18,229,804

Sterling Futures    September 2009-Long     870      106,852,313    5,933,686

Sterling Futures    March 2009-Long       1,809      222,133,894   12,961,761

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. FUTURES CONTRACTS - CONTINUED

                                                                               Unrealized
                                                    Number of                Appreciation/
Description                         Expiration Date Contracts Notional Value (Depreciation)
-----------                         --------------- --------- -------------- --------------

Sterling Futures                    June 2009-Long      951    $116,937,338   $  7,100,447

U.S. Treasury Note 2 Year Futures   March 2009-Long     363      79,156,688        523,137

U.S. Treasury Note 5 Year Futures   March 2009-Long   2,746     326,924,173     (1,586,841)

U.S. Treasury Note 10 Year Futures  March 2009-Long      84      10,563,000        182,384
                                                                              ------------

                                                                              $154,400,236
                                                                              ============

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Buy:

                                                                 Net Unrealized
                                       Value at      In Exchange Appreciation/
 Settlement Date  Contracts to Buy December 31, 2008 for U.S. $  (Depreciation)
 ---------------  ---------------- ----------------- ----------- --------------

   1/14/2009        1,145,000  CAD    $  927,315     $  940,749    $ (13,434)

   5/14/2009      538,600,000  CLP       826,039        822,918        3,121

   7/15/2009       33,709,521  CNY     4,853,864      5,219,000     (365,136)

   7/15/2009       17,214,360  CNY     2,478,711      2,672,000     (193,289)

   7/15/2009       37,745,400  CNY     5,434,994      5,852,000     (417,006)

   7/15/2009       13,475,275  CNY     1,940,317      2,090,000     (149,683)

   7/15/2009       12,935,148  CNY     1,862,544      2,012,000     (149,456)

   7/15/2009       19,403,024  CNY     2,793,859      3,018,000     (224,141)

   7/15/2009        3,586,544  CNY       516,430        559,000      (42,570)

   7/15/2009        3,587,662  CNY       516,591        559,000      (42,409)

   7/15/2009       12,941,072  CNY     1,863,397      2,017,000     (153,603)

   7/15/2009        9,291,568  CNY     1,337,901      1,441,000     (103,099)

   7/15/2009       36,889,980  CNY     5,311,821      5,650,000     (338,179)

   7/15/2009       30,272,550  CNY     4,358,972      4,620,000     (261,028)

   7/15/2009       14,117,760  CNY     2,032,829      2,160,000     (127,171)

   9/8/2009         8,368,200  CNY     1,203,374      1,200,000        3,374

   9/8/2009         8,344,800  CNY     1,200,009      1,200,000            9

   9/8/2009         8,272,800  CNY     1,189,655      1,200,000      (10,345)

   9/8/2009         8,214,570  CNY     1,181,281      1,190,000       (8,719)

   9/8/2009         6,764,940  CNY       972,820        980,000       (7,180)

   9/8/2009        12,342,050  CNY     1,774,826      1,790,000      (15,174)

   9/8/2009        16,592,575  CNY     2,386,065      2,390,000       (3,935)

   9/8/2009         8,259,790  CNY     1,187,784      1,190,000       (2,216)

   9/8/2009         4,496,871  CNY       646,664        647,404         (740)

   2/5/2009        28,867,000  DKK     5,377,428      5,480,625     (103,197)

   2/5/2009        14,434,000  DKK     2,688,807      2,725,247      (36,440)

   2/5/2009        38,897,529  DKK     7,245,943      7,285,000      (39,057)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                 Net Unrealized
                                       Value at      In Exchange Appreciation/
 Settlement Date  Contracts to Buy December 31, 2008 for U.S. $  (Depreciation)
 ---------------  ---------------- ----------------- ----------- --------------

   2/5/2009       38,989,936  DKK     $7,263,157     $7,286,000    $ (22,843)

   1/13/2009       3,900,000  EUR      5,419,237      4,928,371      490,866

   1/13/2009       3,096,000  EUR      4,302,041      3,934,366      367,675

   1/13/2009       3,919,990  EUR      5,446,890      5,194,103      252,787

   1/13/2009       3,266,600  EUR      4,539,097      4,328,016      211,081

   1/13/2009       3,919,900  EUR      5,446,889      5,192,789      254,100

   1/13/2009       3,919,900  EUR      5,446,890      5,197,431      249,459

   1/13/2009       5,749,000  EUR      7,988,512      7,621,697      366,815

   1/13/2009       3,969,000  GBP      5,705,150      5,940,442     (235,292)

   4/9/2009        3,500,000  INR         71,279         70,000        1,279

   4/9/2009        3,440,500  INR         70,068         70,000           68

   4/9/2009        5,001,670  INR        101,862        100,000        1,862

   4/9/2009        3,528,000  INR         71,850         70,000        1,850

   4/9/2009        6,472,782  INR        131,822        127,292        4,530

   5/19/2009         229,572  MXN         16,009         16,161         (152)

   2/12/2009      11,830,000  MYR      3,414,523      3,391,142       23,381

   2/12/2009       4,383,125  MYR      1,265,113      1,250,000       15,113

   2/12/2009       4,383,090  MYR      1,265,103      1,240,000       25,103

   2/12/2009      10,595,663  MYR      3,058,253      2,950,000      108,253

   2/12/2009       5,339,171  MYR      1,541,059      1,508,241       32,818

   4/14/2009       4,414,410  MYR      1,273,594      1,260,000       13,594

   4/14/2009       4,299,465  MYR      1,240,431      1,230,000       10,431

   4/14/2009       8,895,480  MYR      2,566,420      2,530,000       36,420

   4/14/2009         877,750  MYR        253,238        250,000        3,238

   4/14/2009       4,536,930  MYR      1,308,942      1,290,000       18,942

   4/14/2009       5,659,065  MYR      1,632,687      1,570,000       62,687

   2/6/2009        4,900,000  PHP        102,644        108,671       (6,027)

   2/6/2009        5,000,000  PHP        104,739        110,939       (6,200)

   2/6/2009        4,400,000  PHP         92,170         97,778       (5,608)

   2/6/2009       16,520,000  PHP        346,057        369,492      (23,435)

   2/6/2009        6,700,000  PHP        140,350        151,241      (10,891)

   2/6/2009        8,700,000  PHP        182,246        196,477      (14,231)

   2/6/2009        8,600,000  PHP        180,151        192,265      (12,114)

   2/6/2009        4,400,000  PHP         92,170         97,821       (5,651)

   2/6/2009        4,400,000  PHP         92,170         97,474       (5,304)

   2/6/2009        4,400,000  PHP         92,170         97,431       (5,261)

   2/6/2009        4,300,000  PHP         90,075         95,164       (5,089)

   2/6/2009        4,300,000  PHP         90,076         94,195       (4,119)

   2/6/2009        8,496,700  PHP        177,987        185,436       (7,449)

   2/6/2009       63,250,000  PHP      1,324,948      1,312,241       12,707

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                 Net Unrealized
                                       Value at      In Exchange Appreciation/
 Settlement Date  Contracts to Buy December 31, 2008 for U.S. $  (Depreciation)
 ---------------  ---------------- ----------------- ----------- --------------

   2/6/2009        11,000,000  PHP    $   230,426    $   248,195  $    (17,769)

   2/6/2009         8,600,000  PHP        180,151        190,561       (10,410)

   2/6/2009         4,400,000  PHP         92,170         98,170        (6,000)

   2/6/2009         6,800,000  PHP        142,445        153,395       (10,950)

   5/6/2009        34,605,400  PHP        720,279        710,000        10,279

   5/6/2009        20,855,000  PHP        434,077        430,000         4,077

   5/6/2009        34,058,700  PHP        708,900        710,000        (1,100)

   5/6/2009         2,825,700  PHP         58,814         57,491         1,323

   12/24/2010       4,500,000  PHP         87,270        100,536       (13,266)

   5/6/2009        40,525,357  PLN     13,524,305     17,941,100    (4,416,795)

   5/6/2009       155,064,186  RUB      4,510,537      6,420,000    (1,909,463)

   5/6/2009       532,910,745  RUB     15,501,412     21,940,867    (6,439,455)

   1/16/2009        4,629,870  SGD      3,212,327      3,150,000        62,327

   4/14/2009        2,777,230  SGD      1,924,775      1,900,000        24,775

   4/14/2009        2,808,384  SGD      1,946,367      1,920,000        26,367

   4/14/2009        2,811,840  SGD      1,948,762      1,920,000        28,762

   4/14/2009        2,707,165  SGD      1,876,216      1,830,000        46,216

   4/14/2009        3,321,472  SGD      2,301,965      2,240,000        61,965

   4/14/2009        3,249,636  SGD      2,252,179      2,220,000        32,179

   4/14/2009        3,226,992  SGD      2,236,486      2,220,000        16,486

   4/14/2009        3,616,058  SGD      2,506,130      2,460,238        45,892

   7/30/2009        3,225,472  SGD      2,234,867      2,230,000         4,867

   2/9/2009         3,400,000  TWD        103,753        111,384        (7,631)

   2/9/2009         1,700,000  TWD         51,876         55,566        (3,690)

   2/9/2009         1,700,000  TWD         51,876         55,600        (3,724)

   2/9/2009         3,400,000  TWD        103,753        111,184        (7,431)

   2/9/2009         2,545,291  TWD         77,671         82,265        (4,594)

   2/9/2009         3,500,000  TWD        106,804        114,379        (7,575)

   2/9/2009         1,800,000  TWD         54,928         58,950        (4,022)

   2/9/2009         3,700,000  TWD        112,908        119,702        (6,794)
                                                                  ------------
                                                                  $(13,110,464)
                                                                  ============

Forward Foreign Currency Contracts to Sell:

                                                                    Net Unrealized
                                          Value at      In Exchange Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 for U.S. $  (Depreciation)
---------------  -------------------- ----------------- ----------- --------------

  1/15/2009         1,602,000  AUD       $ 1,115,661    $ 1,054,196   $ (61,465)

  1/22/2009        16,123,789  AUD        11,220,072     10,442,572    (777,500)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                    Net Unrealized
                                          Value at      In Exchange Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 for U.S. $  (Depreciation)
---------------  -------------------- ----------------- ----------- --------------

  2/3/2009         107,738,065  BRL      $45,672,199    $48,927,368  $ 3,255,169

  2/3/2009           1,337,072  BRL          566,810        568,000        1,190

  2/3/2009           4,987,925  BRL        2,114,475      2,115,320          845

  2/3/2009           2,683,973  BRL        1,137,787      1,138,000          213

  2/3/2009           1,338,288  BRL          567,326        569,000        1,674

  2/3/2009           2,957,240  BRL        1,253,630      1,222,000      (31,630)

  2/3/2009           2,924,295  BRL        1,239,664      1,221,000      (18,664)

  2/3/2009           2,958,483  BRL        1,254,157      1,221,000      (33,157)

  2/3/2009           2,956,041  BRL        1,253,122      1,221,000      (32,122)

  2/3/2009          13,912,714  BRL        5,897,862      5,655,000     (242,862)

  2/3/2009           6,596,100  BRL        2,796,211      2,700,000      (96,211)

  2/3/2009           3,043,020  BRL        1,289,994      1,230,000      (59,994)

  2/3/2009           2,412,270  BRL        1,022,607        980,000      (42,607)

  2/3/2009           2,765,516  BRL        1,172,354      1,089,000      (83,354)

  2/3/2009          12,524,190  BRL        5,309,240      5,186,000     (123,240)

  2/3/2009          13,742,760  BRL        5,825,815      5,680,000     (145,815)

  2/3/2009          11,963,380  BRL        5,071,503      4,888,000     (183,503)

  1/14/2009          1,145,000  CAD          927,315        925,126       (2,189)

  5/14/2009        538,600,000  CLP          826,039        806,288      (19,751)

  7/15/2009          4,220,629  CNY          607,732        583,000      (24,732)

  7/15/2009         12,665,208  CNY        1,823,675      1,752,000      (71,675)

  7/15/2009          4,213,341  CNY          606,683        583,000      (23,683)

  7/15/2009          4,182,624  CNY          602,260        576,000      (26,260)

  7/15/2009          2,219,638  CNY          319,608        305,000      (14,608)

  7/15/2009          3,418,780  CNY          492,273        470,000      (22,273)

  7/15/2009          4,436,835  CNY          638,864        610,000      (28,864)

  7/15/2009          3,438,000  CNY          495,041        487,487       (7,554)

  7/15/2009          5,731,000  CNY          825,212        812,620      (12,592)

  7/15/2009          5,712,600  CNY          822,563        810,011      (12,552)

  7/15/2009          5,712,700  CNY          822,577        810,025      (12,552)

  7/15/2009         22,899,500  CNY        3,297,320      3,250,000      (47,320)

  7/15/2009         11,456,250  CNY        1,649,596      1,625,000      (24,596)

  7/15/2009         66,949,306  CNY        9,640,091      9,533,000     (107,091)

  2/5/2009         161,893,000  DKK       30,157,893     27,833,405   (2,324,488)

  1/13/2009         23,291,000  EUR       32,363,963     29,417,465   (2,946,498)

  1/13/2009          2,677,000  EUR        3,719,820      3,387,208     (332,612)

  1/13/2009            877,700  EUR        1,219,606      1,173,687      (45,919)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                    Net Unrealized
                                          Value at      In Exchange Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 for U.S. $  (Depreciation)
---------------  -------------------- ----------------- ----------- --------------

  1/13/2009             250,588  EUR     $   348,204    $   353,000   $    4,796

  1/13/2009          14,832,000  GBP      21,319,927     21,994,076      674,149

  1/13/2009          16,727,000  GBP      24,043,852     24,795,436      751,584

  1/13/2009          10,760,000  GBP      15,466,722     15,937,712      470,990

  4/9/2009            1,618,975  INR          32,971         31,000       (1,971)

  4/9/2009            7,960,222  INR         162,114        151,000      (11,114)

  4/9/2009            6,638,940  INR         135,206        126,000       (9,206)

  4/9/2009            5,724,815  INR         116,589        109,252       (7,337)

  1/8/2009          787,923,968  JPY       8,692,466      8,164,000     (528,466)

  1/8/2009          626,529,000  JPY       6,911,938      6,594,001     (317,937)

  1/8/2009        1,160,753,000  JPY      12,805,557     12,179,989     (625,568)

  1/8/2009          622,842,000  JPY       6,871,263      6,536,965     (334,298)

  5/19/2009             229,572  MXN          16,009         16,124          115

  2/12/2009           2,891,078  MYR         834,459        807,000      (27,459)

  2/12/2009           2,302,667  MYR         664,625        646,000      (18,625)

  2/12/2009           1,729,816  MYR         499,281        484,000      (15,281)

  2/12/2009           4,624,362  MYR       1,334,741      1,291,000      (43,741)

  2/12/2009           3,239,900  MYR         935,141        895,000      (40,141)

  2/12/2009           3,248,850  MYR         937,724        895,000      (42,724)

  2/12/2009           3,234,939  MYR         933,709        894,000      (39,709)

  2/12/2009           3,230,469  MYR         932,419        894,000      (38,419)

  2/12/2009           5,338,305  MYR       1,540,809      1,470,000      (70,809)

  2/12/2009           2,649,170  MYR         764,637        730,000      (34,637)

  2/12/2009           2,682,630  MYR         774,294        738,000      (36,294)

  2/12/2009             679,432  MYR         196,106        186,701       (9,405)

  2/12/2009             679,432  MYR         196,106        186,734       (9,372)

  4/14/2009          28,683,100  MYR       8,275,313      7,877,808     (397,505)

  2/6/2009          179,166,700  PHP       3,753,146      3,452,817     (300,329)

  5/6/2009           92,344,800  PHP       1,922,070      1,740,712     (181,358)

  12/24/2010          4,500,000  PHP          87,270         93,110        5,840

  5/6/2009            3,265,966  PLN       1,089,933      1,468,180      378,247

  5/6/2009           37,259,392  PLN      12,434,372     16,751,064    4,316,692

  5/6/2009          687,974,931  RUB      20,011,949     28,761,494    8,749,545

  1/16/2009           2,980,015  SGD       2,067,614      2,021,171      (46,443)

  1/16/2009             618,000  SGD         428,785        403,856      (24,929)

  1/16/2009           1,031,855  SGD         715,929        673,548      (42,381)

  4/14/2009           2,059,775  SGD       1,427,539      1,369,258      (58,281)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

                                                                    Net Unrealized
                                          Value at      In Exchange Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 for U.S. $  (Depreciation)
---------------  -------------------- ----------------- ----------- --------------

  4/14/2009           511,598  SGD       $  354,566     $  340,000    $  (14,566)

  4/14/2009         1,041,217  SGD          721,621        689,000       (32,621)

  4/14/2009         1,040,118  SGD          720,860        688,000       (32,860)

  4/14/2009         1,041,357  SGD          721,718        688,000       (33,718)

  4/14/2009         1,040,666  SGD          721,239        689,000       (32,239)

  4/14/2009         2,113,042  SGD        1,464,456      1,393,000       (71,456)

  4/14/2009         2,113,251  SGD        1,464,601      1,393,000       (71,601)

  4/14/2009         2,116,717  SGD        1,467,003      1,395,000       (72,003)

  4/14/2009         2,114,349  SGD        1,465,362      1,394,000       (71,362)

  4/14/2009         1,062,321  SGD          736,248        698,000       (38,248)

  4/14/2009         1,062,112  SGD          736,103        698,000       (38,103)

  4/14/2009         1,061,321  SGD          735,555        697,000       (38,555)

  4/14/2009         2,122,660  SGD        1,471,122      1,395,000       (76,122)

  4/14/2009         2,123,427  SGD        1,471,654      1,395,000       (76,654)

  4/14/2009         1,062,126  SGD          736,112        698,000       (38,112)

  4/14/2009           832,720  SGD          577,121        545,795       (31,326)

  7/30/2009         3,225,472  SGD        2,234,867      2,130,431      (104,436)

  2/9/2009         21,745,291  TWD          663,570        653,994        (9,576)
                                                                      ----------

                                                                      $6,373,819
                                                                      ==========

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - China Yuan Renminbi
DKK - Danish Krone
EUR - Euro Dollar
GBP - Great Britain Pound
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar
TWD - New Taiwan Dollar

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

9. OPTIONS


During the period ended December 31, 2008 the following options contracts were written:

                                                  Number of
                                                  contracts     Premium
                                                ------------  -----------
      Options outstanding at December 31, 2007   675,106,568  $13,875,748
      Options written                            216,108,016   10,225,076
      Options bought back                       (653,500,017)  (9,174,824)
      Options closed and expired                  (9,307,847)  (5,176,738)
      Options exercised                               (5,473)  (3,244,565)
                                                ------------  -----------
      Options outstanding at December 31, 2008   228,401,247  $ 6,504,697
                                                ============  ===========

10. SWAP AGREEMENTS

Open interest rate swap agreements at December 31, 2008 were as follows:


                    Expiration
Notional Amount+      Date                                         Description
---------------     ----------- -----------------------------------------------------------------------------------
     36,500,000 USD 2/16/2009   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated
                                01/17/2008 to receive semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA Rate.

     24,300,000 USD 2/23/2009   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated
                                01/23/2008 to receive semi-annually the notional amount multiplied by 4.50% and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA Rate.

      5,600,000 USD 3/20/2009   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated
                                02/20/2008 to receive semi-annually the notional amount multiplied by 5.000%
                                and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA
                                Rate.

      4,000,000 USD 6/21/2009   Agreement with Merrill Lynch Capital Services, Inc., dated 03/06/2008 to pay semi-
                                annually the notional amount multiplied by 1.660% and to receive par in event of default of underlying sovereign entities of Republic of Hungary 4.75% due
                                02/03/2015.

    121,500,000 USD 6/17/2010   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated
                                06/11/2008 to receive semi-annually the notional amount multiplied by 4.000%
                                and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                                BBA Rate.

        500,000 USD 9/20/2010   Agreement with Merrill Lynch International dated 07/27/2005 to receive quarterly the notional amount multiplied by 3.80% and to pay par in the event of default of
                                Ford Motor Credit Co. 7.00% due 10/1/2013.

        700,000 USD 10/20/2010  Agreement with Morgan Stanley Capital Services, Inc. dated 10/11/2005 to pay semi-annually the notional amount multiplied by 2.20% and to receive par in the event of default of Republic of Turkey 11.875% due 01/15/2030.

     10,900,000 USD 12/16/2010  Interest Rate Swap Agreement with Citibank N.A., New York dated 09/24/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-
                                annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

 1,190,600,000 USD  12/17/2010  Interest Rate Swap Agreement with Bank of America, N.A., dated 05/16/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-
                                annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

     1,600,000 USD  3/20/2011   Agreement with Merrill Lynch International., dated 06/11/2007 to pay quarterly the notional amount multiplied by 0.10% and to receive par in the event of default of
                                Progress Energy, Inc.

                                                                                      Unrealized
                                                                                    Appreciation/
                                   Description                                      (Depreciation)
----------------------------------------------------------------------------------- --------------
Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated        $(4,067,823)
01/17/2008 to receive semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA Rate.

Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated         (1,472,501)
01/23/2008 to receive semi-annually the notional amount multiplied by 4.50% and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA Rate.

Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated           (996,183)
02/20/2008 to receive semi-annually the notional amount multiplied by 5.000%
and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA
Rate.

Agreement with Merrill Lynch Capital Services, Inc., dated 03/06/2008 to pay semi-      (692,338)
annually the notional amount multiplied by 1.660% and to receive par in event of default of underlying sovereign entities of Republic of Hungary 4.75% due
02/03/2015.

Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated         3,478,215
06/11/2008 to receive semi-annually the notional amount multiplied by 4.000%
and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
BBA Rate.

Agreement with Merrill Lynch International dated 07/27/2005 to receive quarterly         (67,131)
the notional amount multiplied by 3.80% and to pay par in the event of default of
Ford Motor Credit Co. 7.00% due 10/1/2013.

Agreement with Morgan Stanley Capital Services, Inc. dated 10/11/2005 to pay              24,526
semi-annually the notional amount multiplied by 2.20% and to receive par in the event of default of Republic of Turkey 11.875% due 01/15/2030.

Interest Rate Swap Agreement with Citibank N.A., New York dated 09/24/2008 to            234,685
receive semi-annually the notional amount multiplied by 4.000% and to pay semi-
annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

Interest Rate Swap Agreement with Bank of America, N.A., dated 05/16/2008 to          48,322,155
receive semi-annually the notional amount multiplied by 4.000% and to pay semi-
annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

Agreement with Merrill Lynch International., dated 06/11/2007 to pay quarterly the        22,627
notional amount multiplied by 0.10% and to receive par in the event of default of
Progress Energy, Inc.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                    Unrealized
                  Expiration                                                                                      Appreciation/
Notional Amount+    Date                                         Description                                      (Depreciation)
---------------   ----------- ----------------------------------------------------------------------------------- --------------
   11,400,000 USD 6/17/2011   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc. dated         $   256,369
                              06/17/2009 to pay semi-annually the notional amount multiplied by 4.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   37,800,000 USD 6/17/2011   Interest Rate Swap Agreement with Citibank N.A., New York dated 06/17/2009 to            343,169
                              receive semi-annually the notional amount multiplied by 4.000% and to pay semi-
                              annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

  925,800,000 USD 6/17/2011   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated        13,007,681
                              06/17/2009 to receive semi-annually the notional amount multiplied by 4.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

   5,000,000 USD  6/20/2011   Agreement with Merrill Lynch Capital Services, Inc., dated 11/30/2006 to pay the         243,425
                              notional amount multiplied by 0.51% and to receive par in the event of default of
                              Boston Scientific Corp.

   5,000,000 USD  6/20/2011   Agreement with Merrill Lynch Capital Services, Inc., dated 12/01/2006 to pay the         770,511
                              notional amount multiplied by 1.29% and to receive notional amount in the event of default of GMAC LLC.

   4,200,000 USD  9/20/2011   Agreement with J.P. Morgan Chase Bank, dated 11/09/2006 to pay the notional            1,168,699
                              amount multiplied by 0.46% and to receive notional amount in the event of default of Health Care Property Investors, Inc.

   2,500,000 USD  3/20/2012   Agreement with Bank of America, N.A. dated 06/13/2007 to pay the notional                240,537
                              amount multiplied by 0.09% and to receive notional amount in the event of default of Consumers Energy Company.

   8,300,000 USD  6/20/2012   Agreement with Bank of America, N.A. dated 04/27/2007 to pay the notional                 83,260
                              amount multiplied by 0.53% and to receive notional amount in the event of default of GlobalSantaFe Corp.

    4,300,000 USD 9/20/2012   Agreement with Citibank, N.A., New York dated 08/06/2007 to receive quarterly the       (298,034)
                              notional amount multiplied by 0.92% and to pay par in the event of default of The
                              Goldman Sachs Group, Inc.

   11,100,000 USD 9/20/2012   Agreement with JPMorgan Chase Bank, dated 08/10/2007 to receive the notional           (806,070)
                              amount multiplied by 0.82% and to pay par in the event of default of The Goldman
                              Sachs Group, Inc.

   10,000,000 USD 12/20/2012  Agreement with JPMorgan Chase Bank, dated 09/14/2007 to pay quarterly the                333,043
                              notional amount multiplied by 0.320% and to receive par in the event of default of
                              The TJX Companies, Inc.

    2,900,000 USD 12/20/2012  Agreement with JPMorgan Chase Bank, dated 09/14/2007 to pay quarterly the                484,722
                              notional amount multiplied by 0.285% and to receive notional amount in the event of default of Nordstrom, Inc.

    5,000,000 USD 12/20/2012  Agreement with JPMorgan Chase Bank, dated 09/14/2007 to pay the notional                 287,984
                              amount multiplied by 0.369% and to receive par in the event of default of Target
                              Corp.

    5,000,000 USD 12/20/2012  Agreement with Merrill Lynch International, dated 02/29/2008 to receive semi-           (595,003)
                              annually the notional amount multiplied by 6.370% and to pay notional amount in the event of default of underlying entities of the CDX.NA.HY.9 Index.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                     Unrealized
                  Expiration                                                                                       Appreciation/
Notional Amount+    Date                                          Description                                      (Depreciation)
---------------   ----------- ------------------------------------------------------------------------------------ --------------
   10,000,000 USD 3/20/2013   Agreement with Morgan Stanley Capital Services, Inc., dated 02/29/2008 to pay         $   (13,523)
                              quarterly the notional amount multiplied by 1.080% and to receive par in event of default of JPMorgan Chase & Co.

    2,500,000 USD 3/20/2013   Agreement with Morgan Stanley Capital Services, Inc. dated 11/01/2006 to pay the           49,987
                              notional amount multiplied by 0.15% and to receive quarterly the notional amount in the underlying entities of Wyeth.

   19,800,000 USD 3/20/2013   Agreement with Merrill Lynch Capital Services, Inc., dated 02/21/2008 to receive        1,866,106
                              semi-annually the notional amount multiplied by 5.500% and to pay semi-annually the notional amount multiplied by USD-CMM30-FNMA Rate.

   45,800,000 USD 3/20/2013   Agreement with JP Morgan Chase Bank, N.A., dated 03/13/2008 to pay semi-                2,493,882
                              annually the notional amount multiplied by 2.640% and to receive the notional amount in the event of default of underlying sovereign entities of Republic of
                              Turkey.

    6,222,621 USD 6/20/2013   Agreement with Goldman Sachs International, dated 06/25/2008 to receive the               (27,821)
                              notional amount multiplied by 0.463% and to pay the notional amount multiplied by CDX-NA-IG-10 Index.

  405,100,000 USD 12/17/2013  Interest Rate Swap Agreement with Citibank, N.A., dated 05/21/2008 to receive          39,725,734
                              semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   77,100,000 USD 12/17/2013  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated          7,433,309
                              08/27/2008 to receive semi-annually the notional amount multiplied by 4.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

    3,100,000 USD 12/20/2013  Agreement with Citibank, N.A., New York, Inc. dated 12/05/2008 to pay quarterly           135,049
                              the notional amount multiplied by 4.875% and to receive par in the event of default of General Electric Capital Corp.

   10,200,000 USD 12/20/2013  Agreement with Citibank N.A., New York, Inc. dated 11/07/2008 to pay quarterly            258,475
                              the notional amount multiplied by 4.325% and to receive par in the event of default of General Electric Capital Corp.

    3,600,000 USD 12/20/2013  Agreement with Citibank, N.A., New York, Inc. dated 11/11/2008 to pay quarterly            43,366
                              the notional amount multiplied by 4.000% and to receive par in the event of default of General Electric Capital Corp.

   20,800,000 USD 12/20/2013  Agreement with Citibank, N.A., New York, Inc. dated 11/08/2008 to pay quarterly           250,557
                              the notional amount multiplied by 4.000% and to receive par in the event of default of General Electric Capital Corp.

   21,900,000 USD 12/20/2013  Agreement with Citibank, N.A., New York, Inc. dated 11/05/2008 to pay quarterly           442,979
                              the notional amount multiplied by 4.200% and to receive par in the event of default of General Electric Capital Corp.

    9,100,000 USD 12/20/2013  Agreement with Citibank, N.A., New York, Inc. dated 11/05/2008 to pay quarterly           426,032
                              the notional amount multiplied by 4.850% and to receive par in the event of default of General Electric Capital Corp.

    5,750,000 USD 3/20/2014   Agreement with Bank of America, N.A. dated 09/24/2007 to pay quarterly the                885,658
                              notional amount multiplied by 0.68% and to receive notional amount in the event of default of Liberty Mutual Group Inc.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                     Unrealized
                  Expiration                                                                                       Appreciation/
Notional Amount+    Date                                          Description                                      (Depreciation)
---------------   ----------- ------------------------------------------------------------------------------------ --------------
    6,200,000 USD 6/20/2014   Agreement with Bank of America, N.A. dated 01/07/2008 to pay quarterly the             $  677,491
                              notional amount multiplied by 1.03% and to receive par in the event of default of underlying entities of R.R. Donnelley & Sons Company.

    8,500,000 USD 6/20/2014   Agreement with Morgan Stanley Capital Services, Inc., dated 01/29/2008 to pay             344,758
                              quarterly the notional amount multiplied by 0.760% and to receive par in the event of default of Pearson PLC.

    5,000,000 USD 6/20/2014   Agreement with JP Morgan Chase Bank, N.A., dated 01/28/2008 to pay quarterly              185,739
                              the notional amount multiplied by 0.830% and to receive notional amount in the event of default of Pearson PLC.

   10,000,000 USD 9/20/2014   Agreement with Morgan Stanley Capital Services, Inc. dated 09/26/2007 to pay            2,317,974
                              quarterly the notional amount multiplied by 0.65% and to receive the notional amount in the underlying entities of NiSource Finance Corp.

    5,000,000 USD 12/20/2014  Agreement with Bank of America, N.A. dated 09/25/2007 to pay the notional                 732,309
                              amount multiplied by 0.630% and to receive par in the event of default of CAN
                              Financial Corp.

    5,000,000 USD 12/20/2015  Agreement with Bank of America, N.A. dated 09/21/2007 to pay quarterly the                216,146
                              notional amount multiplied by 0.66% and to receive notional amount in the event of default of Quest Diagnostic Incorporated.

    5,000,000 USD 3/20/2016   Agreement with Citibank, N.A., New York, dated 03/17/2008 to pay quarterly the            724,179
                              notional amount multiplied by 1.070% and to receive pay amount in the event of default of GATX Corp.

    5,000,000 USD 3/20/2016   Agreement with Goldman Sachs International., dated 09/17/2008 to pay quarterly            131,370
                              the notional amount multiplied by 1.920% and to receive par in the event of default of The Home Depot, Inc.

   10,000,000 USD 6/20/2016   Agreement with Morgan Stanley Capital Services, Inc., dated 11/30/2007 to receive       1,478,874
                              quarterly the notional amount multiplied by 0.97% and to pay par in the event of default of Viacom, Inc.

    5,000,000 USD 6/20/2016   Agreement with Citibank, N.A., New York, dated 02/06//2008 to pay quarterly the           621,895
                              notional amount multiplied by 0.940% and to receive par in the event of default of
                              Omnicom Group, Inc.

    5,000,000 USD 3/20/2016   Agreement with Bank of America, N.A. dated 09/28/2007 to pay the notional                 123,161
                              amount multiplied by 0.324% and to receive notional amount in the event of default of Wyeth.

   11,250,000 USD 12/20/2016  Agreement with Bank of America, N.A. dated 09/21/2007 to pay quarterly the              3,508,104
                              notional amount multiplied by 0.966% and to receive notional amount in the underlying entities of Sprint Nextel Corp.

    6,500,000 USD 12/20/2016  Agreement with JP Morgan Chase Bank, N.A., dated 11/09/2007 to receive                    221,501
                              quarterly the notional amount multiplied by 0.83% and to pay par in the event of default of Time Warner, Inc.

   10,000,000 USD 12/20/2016  Agreement with Bank of America, N.A., dated 01/16/2008 to pay quarterly the               883,642
                              notional amount multiplied by 0.795% and to receive par in the event of default of underlying entities of The Western Union Company.

    5,000,000 USD 6/20/2016   Agreement with Bank of America, N.A. dated 09/18/2016 to receive quarterly the            467,178
                              notional amount multiplied by 1.93% and to pay par in the event of default of
                              Viacom, Inc.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                    Unrealized
                  Expiration                                                                                      Appreciation/
Notional Amount+    Date                                         Description                                      (Depreciation)
---------------   ----------- ----------------------------------------------------------------------------------- --------------
   72,000,000 USD 6/20/2017   Interest Rate Swap Agreement with Bank of America N.A., dated 12/07/2006 to pay      $(13,325,808)
                              semi-annually the notional amount multiplied by 5.00% and to receive the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

    9,700,000 USD 6/20/2017   Agreement with J.P. Morgan Chase Bank, Inc. dated 04/12/2007 to pay the notional        3,864,970
                              amount multiplied by 0.95% and to receive the notional amount in the event of default of Liz Claiborne, Inc.

    5,400,000 USD 6/20/2017   Agreement with Citibank, N.A., New York, dated 05/01/2007 to receive quarterly            583,875
                              the notional amount multiplied by 0.47% and to pay par in event of default of underlying bond(s) of the Diamond Offshore Drilling, Inc.

    5,000,000 USD 6/20/2017   Agreement with Bank of America, N.A. dated 11/06/2007 to receive quarterly the            322,202
                              notional amount multiplied by 0.595% and to pay par in the event of default of underlying entities of CenturyTel, Inc.

    8,500,000 USD 9/20/2017   Agreement with Bank of America, N.A. dated 09/25/07 to pay the notional amount            714,227
                              multiplied by 0.423% and to receive quarterly the notional amount in the event of default of the underlying entities of Rohm & Haas Holdings.

   10,000,000 USD 9/20/2017   Agreement with Bank of America, N.A. dated 12/13/2007 to receive quarterly the          1,381,578
                              notional amount multiplied by 2.29% and to pay par in the event of default of underlying entities of Limited Brands, Inc.

    5,000,000 USD 9/20/2017   Agreement with Morgan Stanley Capital Services, Inc., dated 01/22/2008 to pay             472,624
                              quarterly the notional amount multiplied by 3.113% and to receive par in the event of default of underlying entities of Limited Brands, Inc.

    7,500,000 USD 9/20/2017   Agreement with Citibank, N.A. New York, dated 01/16/2008 to pay quarterly the           1,979,507
                              notional amount multiplied by 1.170% and to receive par in the event of default of underlying entities of NiSource Finance Corp.

    5,000,000 USD 12/20/2017  Agreement with Bank of America, N.A. dated 11/14/2007 to receive quarterly the            177,805
                              notional amount multiplied by 0.50% and to pay par in the event of default of
                              Covidien, Ltd.

    1,944,569 USD 12/20/2017  Agreement with J.P. Morgan Chase Bank, dated 07/22/2008 to pay the notional                 5,370
                              amount multiplied by 0.55% and to receive notional amount in the event of default of the CDX.NA.IG.9 Index.

   10,000,000 USD 3/20/2018   Agreement with Goldman Sachs International, dated 09/19/2008 to pay quarterly the          72,098
                              notional amount multiplied by 1.650% and to receive the notional amount in the event of default CSX Corp.

    7,500,000 USD 3/20/2018   Agreement with Bank of America, N.A., dated 10/26/2007 to receive quarterly the         2,723,003
                              notional amount multiplied by 1.227% and to pay par in the event of default of
                              Health Care Property Investors, Inc.

    5,000,000 USD 3/20/2018   Agreement with Citibank N.A., New York dated 09/17/2008 to pay quarterly the             (111,146)
                              notional amount multiplied by 1.200% and to receive par in event of default of
                              Kraft Foods, Inc.

   10,000,000 USD 3/20/2018   Agreement with Bank of America, N.A., dated 01/09/2008 to pay quarterly the               880,929
                              notional amount multiplied by 1.834% and to receive par in the event of default of
                              Con-Way, Inc.

    5,000,000 USD 3/20/2018   Agreement with Morgan Stanley Capital Services, Inc., dated 01/14/2008 to pay             369,781
                              quarterly the notional amount multiplied by 1.20% and to receive par in the event of default of Target Corp.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                     Unrealized
                  Expiration                                                                                       Appreciation/
Notional Amount+    Date                                          Description                                      (Depreciation)
---------------   ----------- ------------------------------------------------------------------------------------ --------------
    5,000,000 USD 3/20/2018   Agreement with JP Morgan Chase Bank, N.A., dated 02/05/2008 to pay quarterly          $    831,927
                              the notional amount multiplied by 1.050% and to receive par in the event of default of underlying entities of GATX Corp.

      300,000 USD 12/17/2018  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated            (50,737)
                              06/03/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

      800,000 USD 12/17/2018  Interest Rate Swap Agreement with Goldman Sachs International., dated                     (133,786)
                              09/08/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

    1,100,000 USD 12/17/2018  Interest Rate Swap Agreement with Goldman Sachs International., dated                     (187,234)
                              09/10/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

  434,700,000 USD 12/17/2023  Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated         (116,209,180)
                              06/09/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   88,200,000 USD 12/17/2023  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated         (24,931,997)
                              06/11/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

    5,400,000 USD 12/17/2028  Interest Rate Swap Agreement with Goldman Sachs International., dated                   (1,499,447)
                              09/08/2008 to receive semi-annually the notional amount multiplied by 5.000%
                              and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-
                              BBA Rate.

   77,900,000 USD 12/17/2028  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated         (27,537,817)
                              06/04/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   21,800,000 USD 12/17/2028  Interest Rate Swap Agreement with Bank of America, N.A., dated 06/04/2008 to pay        (7,616,383)
                              semi-annually the notional amount multiplied by 5.000% and to receive semi-
                              annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   17,000,000 USD 12/17/2028  Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated           (5,802,360)
                              06/04/2008 to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   13,900,000 USD 12/17/2028  Interest Rate Swap Agreement with JPMorgan Chase Bank, N.A., dated 06/04/2008           (4,694,799)
                              to pay semi-annually the notional amount multiplied by 5.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   12,100,000 USD 6/18/2029   Interest Rate Swap Agreement with Citibank N.A., New York, Inc. dated 06/17/2009           758,986
                              to pay semi-annually the notional amount multiplied by 3.000% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   22,500,000 USD 6/20/2037   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated           5,142,190
                              11/29/2006 to receive the notional amount and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                  Unrealized
                  Expiration                                                                                    Appreciation/
Notional Amount+    Date                                        Description                                     (Depreciation)
---------------   ----------- --------------------------------------------------------------------------------- --------------
  116,100,000 USD 12/17/2038  Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc. dated       $(38,123,040)
                              06/02/2008 to pay semi-annually the notional amount multiplied by 5.000% and receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

  149,900,000 USD 12/17/2038  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. dated       (67,577,435)
                              06/03/2008 to pay semi-annually the notional amount multiplied by 5.000% and receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA
                              Rate.

   30,800,000 USD 12/17/2038  Interest Rate Swap Agreement with Citibank, N.A. dated 06/04/2008 to pay semi-      (14,543,821)
                              annually the notional amount multiplied by 5.000% and receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   92,300,000 USD 12/17/2038  Interest Rate Swap Agreement with Bank of America, N.A. dated 06/05/2008 to pay     (39,970,001)
                              semi-annually the notional amount multiplied by 5.000% and receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

   90,600,000 AUD 9/15/2009   Interest Rate Swap Agreement with Citibank, N.A., dated 12/07/2007 to receive         1,723,374
                              semi-annually the notional amount multiplied by 7.00% and to pay the notional amount multiplied by 6 month AUD-BBR-BBSW.

  289,300,000 AUD 6/15/2010   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated        9,639,050
                              08/10/2007 to receive semi-annually the notional amount multiplied by 7.00% and to pay the notional amount multiplied by 6 month AUD-BBR-BBSW.

   50,600,000 BRL  1/4/2010   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated           147,957
                              12/13/07 to receive annually the notional amount multiplied by 12.67% and pay semi-annually multiplied by the BRL PTAX (BRL09).

  295,300,000 BRL  1/2/2012   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. dated         (739,460)
                              05/16/07 to receive annually the notional amount multiplied by 10.115% and pay semi-annually multiplied by the BRL PTAX (BRL09).

   80,800,000 BRL  1/2/2012   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc. dated            654,855
                              12/04/2007 to receive annually the notional amount multiplied by 12.54% and pay semi-annually multiplied by the BRL PTAX (BRL09).

  251,200,000 BRL  1/4/2010   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated          538,557
                              12/04/2007 to pay per Annum the notional amount multiplied by 12.54% and to receive par in event of default of Pacific Investment Management Company LLC.

   90,500,000 BRL  1/2/2012   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated          740,322
                              12/4/2007 to pay per Annum the notional amount multiplied by 12.54% and to receive par in event of default of Pacific Investment Management Company LLC

   10,400,000 EUR 3/15/2012   Interest Rate Swap Agreement with JPMorgan Chase Bank dated 03/21/2007 to               306,285
                              receive annually the notional amount multiplied by ([1+1.9475%)^5]-1)*
                              Notional and pay annually notional amount multiplied by [(FRCPxtob End Index/
                              FRCPxtob Start Index)-1]*Notional .

    1,700,000 EUR 4/10/2012   Interest Rate Swap Agreement with JPMorgan Chase Bank dated 03/13/2007 to                45,828
                              receive annually the notional amount multiplied by ([1+1.9475%)^5]-1)*
                              Notional and pay annually notional amount multiplied by [(Index Final/Index
                              Initial)-1].

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED

                                                                                                                 Unrealized
                  Expiration                                                                                   Appreciation/
Notional Amount+    Date                                        Description                                    (Depreciation)
---------------   ----------- -------------------------------------------------------------------------------- --------------
  346,000,000 GBP 9/18/2009   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated   $  11,029,525
                              08/03/2007 to receive semi-annually the notional amount multiplied by 6.000%
                              and to pay semi-annually the notional amount multiplied by 6 month USD-LIBOR-
                              BBA Rate.

  11,100,000 GBP  9/15/2013   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., dated       1,325,712
                              09/19/2008 to receive semi-annually the notional amount multiplied by 5.100%
                              and to pay semi-annually the notional amount multiplied by 6 month GBP-LIBOR-
                              BBA Rate.

  6,300,000 GBP   3/18/2014   Interest Rate Swap Agreement with Goldman Sachs International., dated                  881,879
                              09/30/2008 to receive semi-annually the notional amount multiplied by 5.250%
                              and to pay semi-annually the notional amount multiplied by 6 month GBP-LIBOR-
                              BBA Rate.

  2,600,000 GBP   3/18/2014   Interest Rate Swap Agreement with Goldman Sachs International., dated                  362,437
                              09/30/2008 to receive semi-annually the notional amount multiplied by 5.250%
                              and to pay semi-annually the notional amount multiplied by 6 month GBP-LIBOR-
                              BBA Rate.

  16,200,000 GBP  6/15/2016   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated        2,030,382
                              11/15/2005 to receive semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by 6 month GBP-LIBOR-BBA
                              Rate.

  700,000 GBP     6/18/2034   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. dated          (93,695)
                              11/23/2005 to receive semi-annually the notional amount multiplied by 5.00% and pay semi-annually multiplied by 6 month GBP-LIBOR-BBA Rate.

  14,100,000 GBP  6/18/2034   Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc., dated       (2,058,171)
                              11/15/2005 to receive semi-annually the notional amount multiplied by 6 month
                              GBP-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.00%

  45,100,000 GBP  12/15/2035  Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. dated       (7,970,168)
                              11/3/2005 to receive semi-annually the notional amount multiplied by 6 month
                              GBP-LIBOR-BBA and to pay semi-annually notional amount multiplied by 4.00%.
                                                                                                               -------------
                                                                                                               $(196,558,614)
                                                                                                               =============

Open credit default swap agreements buy protection at December 31, 2008 were as follows:

                 Expiration                                                            Upfront Premium  Unrealized
Notional Amount    Date                       Description                     Value    Paid/(Received)  Appreciation
---------------  ----------  ---------------------------------------------- ---------- ---------------  ------------
  16,200,000 USD 6/20/2013   Agreement with Morgan Stanley Capital          $2,564,948   $1,174,500     $1,390,448
                             Services, Inc., dated 07/16/2008 to pay the
                             notional amount multiplied by 5.000% and to
                             receive par in event of default of underlying
                             sovereign entities of CDX.NA.HY.10.
                                                                            ----------   -----------    -----------
                                                                            $2,564,948   $1,174,500     $1,390,448
                                                                            ==========   ===========    ===========

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

10. SWAP AGREEMENTS - CONTINUED


Open credit default swap agreements sell protection at December 31, 2008 were as follows:


                 Expiration                                                     Credit                Upfront Premium
Notional Amount    Date                         Description                     Ratings    Value      Paid/(Received)
---------------  ----------- -------------------------------------------------- ------- ------------- ---------------
4,800,000 USD    6/20/2010   Agreement with Morgan Stanley Capital               BAA-     $(175,341)     $(124,800)
                             Services, Inc., dated 04/14/2005 to receive
                             semi-annually the notional amount multiplied
                             by 2.10% and to pay par in the event of
                             default of underlying sovereign entities of the
                             Dow Jones CDX Emerging Markets Index.

5,000,000 USD    12/20/2013  Agreement with Merrill Lynch International          A-         (49,879)      (450,000)
                             dated 11/19/2008 to pay quarterly the
                             notional amount multiplied by 5.000% and to
                             receive par in the event of default of
                             American International Group, Inc.

11,400,000 USD   12/20/2013  Agreement with Morgan Stanley Capital               B-      (2,294,352)    (2,808,218)
                             Services, Inc., dated 12/18/2008 to pay the
                             notional amount multiplied by 5.000% and to
                             receive par in event of default of underlying
                             entities of CDX.NA.HY.10.

3,000,000 USD    8/25/2037   Agreement with Citibank, N.A., dated                AA      (2,835,000)    (1,563,750)
                             11/01/2007 to receive quarterly the notional
                             amount multiplied by 0.15% and to pay par
                             in the event of default of underlying entities of
                             ABX.HE.AA.

2,850,000 USD    7/25/2045   Agreement with Merrill Lynch International,                 (2,508,000)      (199,500)
                             dated 07/12/07 to pay quarterly the notional
                             amount multiplied by 0.54% and to receive
                             par in the event of default of underlying
                             entities of the ABX.HE.A.06-01 Index.

100,000 USD      12/13/2049  Agreement with Morgan Stanley Capital               AAA        (29,976)       (15,428)
                             Services, Inc., dated 02/14/2008 to receive
                             quarterly the notional amount multiplied by
                             0.080% and to pay par in event of default of
                             underlying entities of the CMBX.NA.AAA.3.
                                                                                        -------------  -------------

                                                                                        $(7,892,548)   $(5,161,696)
                                                                                        =============  =============

                  Unrealized
                 Appreciation /
Notional Amount  (Depreciation)
---------------  --------------
4,800,000 USD       $(50,541)






5,000,000 USD         400,121





11,400,000 USD        513,866





3,000,000 USD     (1,271,250)





2,850,000 USD     (2,308,500)





100,000 USD          (14,548)




                 -------------

                 $(2,730,852)
                 =============

+ The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
USD - United States Dollar

HE - Home Equity
HY - High Yield
IG - Investment Grade
NA - North America

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


11. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

The Portfolio adopted FASB Staff Position (FSP) FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45", effective November 30, 2008. The amendments require disclosure of (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the undiscounted maximum potential amount of future payments the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. All changes to disclosure have been made in accordance with the FSP and incorporated into the related notes to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the PIMCO Total Return Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIMCO Total Return Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PIMCO TOTAL RETURN PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the PIMCO Total Return Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the PIMCO Total Return Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board also considered that the Portfolio performed at the median of its Performance Universe and below its Lipper Index for the five-year period. The Board further considered that the Portfolio outperformed its benchmark, the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index, for the one-, three-, and five-year periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the PIMCO Total Return Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the PIMCO Total Return Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board also noted that an additional breakpoint was added to the management and advisory fee schedules effective as of February 1, 2008. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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
                                             DECEMBER 31, 2008
                 MET INVESTORS SERIES TRUST
                 PIONEER FUND PORTFOLIO


                 ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO                              FOR THE YEAR ENDED 12/31/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (32.84)% versus (37.00)% for its benchmark, the S&P 500(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

2008 witnessed the worst credit crisis and one of the weakest financial market and economic performances since the Great Depression. It also saw the resurgence globally of a Keynesian approach--activist government involvement using monentary and more important, fiscal stimulus--to address the severe downturn. The dramatic decline occurred in the fourth quarter, and more specifically in the period following Lehman Brother's ("Lehman's") September 15 bankruptcy. Prior to Lehman's demise, the economy and markets were certainly struggling. Recession fears ushered in the year, fanned by concerns over record oil prices, weak consumption and declining housing prices, but seemed to be at least partly addressed by the February $168 billion stimulus package. Equity markets fell 9% in the first quarter and credit markets became increasingly troubled, as bank capital eroded due to write-offs of housing-related assets, and hedge funds delevered, finally culminating in the mid-March failure of Bear Stearns. But the Federal Reserve calmed markets for the next few months by cutting rates and calling upon never-before-used powers, including funding JP Morgan's acquisition of Bear Stearns, broadening the terms and range of collateral for lending, and lending to investment banks. While the intervening period was punctuated by concerns over record oil prices (which peaked at $145/barrel) and the deterioration and takeover of Fannie Mae and Freddie Mac, it was the decision by the Treasury and the Federal Reserve to permit Lehman's bankruptcy, (in the same week that they helped craft the acquisition of Merrill Lynch by Bank of America and loaned $85 billion to AIG) that unleashed a flood of unforeseen and dire consequences. Global credit markets froze, LIBOR rates (the London interbank offered rate) skyrocketed, asset values plummeted, forcing deleveraging among hedge funds and massive redemptions in hedge funds and mutual funds. In an extreme flight to quality, most every market except G-7 treasuries plummeted. Unlike during the Great Depression, however, central banks around the world took an activist stance to staunch the bleeding in the markets and the economy. They cut rates, recapitalized the banking system, and introduced a broad range of investment and lending programs targeted at the banking sector and credit markets to help reliquify credit. The Federal Reserve slashed the federal funds rate over the year by 400-425 basis points to 0%, expanded its balance sheet by over $1 trillion through such programs, and the Treasury invested some of a $700 billion fiscal stimulus package in banks as preferred stock. By year-end, these efforts, as well as optimism about a new larger stimulus package from the Obama administration, seemed to be bearing some fruit. LIBOR rates ended the year at 1.43%, down from their October peak of 4.85%, and corporate credit markets rallied somewhat.

PORTFOLIO REVIEW

While a fully invested and well-diversified equity portfolio couldn't avoid a having negative return in 2008, losing less than the market was possible. Our investment philosophy and disciplines should have produced an above-benchmark return in 2008, and they did. We make no claim to have predicted the past year's events, nor to have astutely repositioned the Portfolio as events unfolded. In fact, we probably traded somewhat less than usual over the past year. Instead, our investment discipline of sticking to companies financially strong enough to weather unexpected turbulence meant that we didn't need to trade or reposition the Portfolio very much. While we generally keep sector weights within five percentage points of their weights in the S&P 500(R) Index to ensure that bottom-up security selection is the dominant driver of long-term performance, our over and under-weights do reflect broader views on economic and market trends and valuations. Both sector weighting decisions and bottom-up stockpicking contributed to better-than-benchmark returns in 2008.

We had entered 2008 more than five percentage points underweighted Financials due to concerns which turned out to be all too valid. Our concern also led to substantially better-than benchmark returns within the Financials sector in 2008. We had no exposure to any of the firms whose investors eventually suffered the permanent and complete loss of their capital, avoided or underweight other detractors, and found good investments in other industries, such as property/casualty insurance. We continue to de-emphasize money center banks and Wall Street firms, both because of balance sheet risks and concerns that their earnings power has been permanently impaired.

The largest drag on returns was the Materials sector, where we have emphasized mining companies. We thought global demand growth would slow, but did not anticipate the global economy stalling and commodity prices plunging.

An overweight of companies in the Industrials sector and underweight of the Energy sector didn't help returns in 2008, but bottom-up security selection in the each sector also contributed to returns. We largely avoided energy services companies, whose stock prices fell sharply with crude oil prices, and owned railroads which performed well in 2008. We remain underweight Energy, particularly oil producers, but sharply lower commodity and stock prices are increasing the long-term investment appeal of the sector.

JOHN A. CAREY, Executive Vice President and Portfolio Manager
PIONEER INVESTMENT MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO                              FOR THE YEAR ENDED 12/31/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                Percent of
                     Description                Net Assets
                     -------------------------------------
                     Chevron Corp.                3.90%
                     -------------------------------------
                     Norfolk Southern Corp.       2.95%
                     -------------------------------------
                     Chubb Corp. (The)            2.55%
                     -------------------------------------
                     Reed Elsevier N.V. (ADR)     2.48%
                     -------------------------------------
                     Becton, Dickinson & Co.      2.26%
                     -------------------------------------
                     Colgate-Palmolive Co.        2.05%
                     -------------------------------------
                     Hewlett-Packard Co.          2.05%
                     -------------------------------------
                     PepsiCo, Inc.                1.88%
                     -------------------------------------
                     United Technologies Corp.    1.84%
                     -------------------------------------
                     PACCAR, Inc.                 1.79%
                     -------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials         5.5%
Communications          9.2%
Cyclical               10.4%
Non-Cyclical           29.1%
Energy                  9.8%
Financials              9.9%
Industrials            14.6%
Technology              9.3%
Utilities               2.2%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO                              FOR THE YEAR ENDED 12/31/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                       PIONEER FUND PORTFOLIO MANAGED BY
          PIONEER INVESTMENT MANAGEMENT, INC. VS. S&P 500(R) INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

              Pioneer Fund Portfolio -- Class A          S&P 500(R) Index/1/
              ---------------------------------          -------------------
12/31/1998                 $10,000                             $10,000
12/31/1999                   9,992                              12,104
12/31/2000                  12,416                              11,001
12/31/2001                   9,561                               9,694
12/31/2002                   6,673                               7,551
12/31/2003                   8,260                               9,717
12/31/2004                   9,179                              10,774
12/31/2005                   9,729                              11,304
12/31/2006                  11,277                              13,090
12/31/2007                  11,842                              13,809
12/31/2008                   7,953                               8,700



    ---------------------------------------------------------------
                                 Average Annual Return/2/
                              (for the period ended 12/31/08)
    ---------------------------------------------------------------
                                                          Since
                         1 Year  3 Year 5 Year 10 Year Inception/3/
    ---------------------------------------------------------------
    Pioneer Fund
--  Portfolio--Class A   -32.84% -6.49% -0.75% -2.26%     3.72%
    ---------------------------------------------------------------
- - S&P 500(R) Index/1/  -37.00% -8.36% -2.19% -1.38%     6.27%
    ---------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees and expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 02/04/1994. Index returns are based on an inception date of 02/04/1994.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
PIONEER FUND PORTFOLIO                       ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  745.40        $4.17
  Hypothetical (5% return before expenses)      1,000.00      1,020.36         4.82
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     COMMON STOCKS - 97.1%
     AEROSPACE & DEFENSE - 3.6%
     General Dynamics Corp............................. 10,632 $    612,297
     Honeywell International, Inc......................  2,532       83,126
     United Technologies Corp.......................... 13,734      736,142
                                                               ------------
                                                                  1,431,565
                                                               ------------
     AUTO COMPONENTS - 1.8%
     BorgWarner, Inc...................................  6,162      134,147
     Johnson Controls, Inc............................. 32,242      585,514
                                                               ------------
                                                                    719,661
                                                               ------------
     BEVERAGES - 2.8%
     Coca-Cola Co......................................  8,384      379,544
     PepsiCo, Inc...................................... 13,687      749,637
                                                               ------------
                                                                  1,129,181
                                                               ------------
     CAPITAL MARKETS - 2.3%
     Bank of New York Mellon Corp......................  5,691      161,226
     Franklin Resources, Inc...........................  4,570      291,475
     T. Rowe Price Group, Inc.......................... 13,128      465,256
                                                               ------------
                                                                    917,957
                                                               ------------
     CHEMICALS - 3.2%
     Air Products & Chemicals, Inc.....................  4,224      212,340
     Dow Chemical Co. (The)............................ 10,778      162,640
     E.I. du Pont de Nemours & Co......................  9,135      231,115
     Ecolab, Inc.......................................  6,579      231,252
     Monsanto Co.......................................  4,400      309,540
     Praxair, Inc......................................  2,521      149,647
                                                               ------------
                                                                  1,296,534
                                                               ------------
     COMMERCIAL BANKS - 3.5%
     SunTrust Banks, Inc...............................  2,918       86,198
     U.S. Bancorp...................................... 20,891      522,484
     Wells Fargo & Co.................................. 20,766      612,181
     Zions Bancorporation..............................  7,849      192,379
                                                               ------------
                                                                  1,413,242
                                                               ------------
     COMMUNICATIONS EQUIPMENT - 1.9%
     Cisco Systems, Inc.*.............................. 15,233      248,298
     Nokia Oyj (ADR)................................... 33,039      515,408
                                                               ------------
                                                                    763,706
                                                               ------------
     COMPUTERS & PERIPHERALS - 2.9%
     EMC Corp.*........................................ 11,592      121,368
     Hewlett-Packard Co................................ 22,551      818,376
     International Business Machines Corp..............  2,620      220,499
                                                               ------------
                                                                  1,160,243
                                                               ------------
     CONSUMER FINANCE - 0.3%
     American Express Co...............................  5,463      101,339
                                                               ------------
     DIVERSIFIED FINANCIAL SERVICES - 0.7%
     Bank of America Corp.............................. 11,099      156,274
     JPMorgan Chase & Co...............................  3,996      125,994
                                                               ------------
                                                                    282,268
                                                               ------------

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
     AT&T, Inc......................................... 22,287 $    635,179
     Verizon Communications, Inc.......................  8,475      287,303
     Windstream Corp...................................  7,249       66,691
                                                               ------------
                                                                    989,173
                                                               ------------
     ELECTRIC UTILITIES - 1.6%
     FirstEnergy Corp..................................  2,538      123,296
     PPL Corp..........................................  5,076      155,782
     Southern Co....................................... 10,083      373,071
                                                               ------------
                                                                    652,149
                                                               ------------
     ELECTRICAL EQUIPMENT - 1.3%
     Emerson Electric Co...............................  9,383      343,512
     Rockwell Automation, Inc..........................  5,504      177,449
                                                               ------------
                                                                    520,961
                                                               ------------
     ENERGY EQUIPMENT & SERVICES - 0.5%
     Schlumberger, Ltd.................................  5,000      211,650
                                                               ------------
     FOOD & STAPLES RETAILING - 3.0%
     CVS Caremark Corp.................................  9,877      283,865
     Sysco Corp........................................ 14,844      340,521
     Walgreen Co....................................... 23,265      573,948
                                                               ------------
                                                                  1,198,334
                                                               ------------
     FOOD PRODUCTS - 7.5%
     Campbell Soup Co.................................. 15,055      451,800
     General Mills, Inc................................  8,068      490,131
     H.J. Heinz Co..................................... 12,830      482,408
     Hershey Co. (The)................................. 16,061      557,959
     Kellogg Co........................................  5,656      248,016
     Kraft Foods, Inc. - Class A....................... 20,794      558,319
     Nestle S.A........................................  5,026      198,088
                                                               ------------
                                                                  2,986,721
                                                               ------------
     HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
     Becton, Dickinson & Co............................ 13,167      900,491
     C.R. Bard, Inc....................................  7,933      668,435
     Medtronic, Inc....................................  9,161      287,839
     St. Jude Medical, Inc.*........................... 12,862      423,931
     Stryker Corp......................................  6,494      259,435
                                                               ------------
                                                                  2,540,131
                                                               ------------
     HOUSEHOLD PRODUCTS - 2.4%
     Clorox Co. (The)..................................  2,512      139,567
     Colgate-Palmolive Co.............................. 11,956      819,464
                                                               ------------
                                                                    959,031
                                                               ------------
     INDUSTRIAL CONGLOMERATES - 1.3%
     3M Co.............................................  5,363      308,587
     General Electric Co............................... 12,718      206,032
                                                               ------------
                                                                    514,619
                                                               ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
                                                                  VALUE
     SECURITY DESCRIPTION                               SHARES   (NOTE 2)
     ----------------------------------------------------------------------

     INSURANCE - 2.8%
     Aflac, Inc........................................  1,956 $     89,663
     Chubb Corp. (The)................................. 19,971    1,018,521
                                                               ------------
                                                                  1,108,184
                                                               ------------
     IT SERVICES - 1.8%
     Automatic Data Processing, Inc....................  9,648      379,552
     DST Systems, Inc.*................................  4,838      183,747
     Fiserv, Inc.*.....................................  4,699      170,903
                                                               ------------
                                                                    734,202
                                                               ------------
     MACHINERY - 4.7%
     Caterpillar, Inc..................................  8,989      401,539
     Deere & Co........................................ 13,401      513,526
     Illinois Tool Works, Inc..........................  2,798       98,070
     PACCAR, Inc....................................... 24,932      713,055
     Parker Hannifin Corp..............................  3,143      133,703
                                                               ------------
                                                                  1,859,893
                                                               ------------
     MEDIA - 4.5%
     McGraw-Hill Cos., Inc. (The)...................... 26,020      603,404
     Reed Elsevier N.V. (ADR).......................... 41,004      988,607
     Walt Disney Co. (The).............................  9,086      206,161
                                                               ------------
                                                                  1,798,172
                                                               ------------
     METALS & MINING - 2.1%
     Alcoa, Inc........................................ 27,567      310,404
     Freeport-McMoRan Copper & Gold, Inc...............  6,512      159,153
     Rio Tinto Plc (ADR)...............................  3,448      306,562
     Teck Cominco, Ltd. - Class B......................  8,119       39,946
     Xstrata Plc.......................................  3,996       37,253
                                                               ------------
                                                                    853,318
                                                               ------------
     MULTI-UTILITIES - 0.5%
     Public Service Enterprise Group, Inc..............  6,259      182,575
                                                               ------------
     MULTILINE RETAIL - 2.3%
     J.C. Penney Co., Inc..............................  3,150       62,055
     Nordstrom, Inc.................................... 15,658      208,408
     Target Corp....................................... 18,857      651,132
                                                               ------------
                                                                    921,595
                                                               ------------
     OFFICE ELECTRONICS - 1.3%
     Canon, Inc. (ADR)................................. 15,978      501,709
                                                               ------------
     OIL, GAS & CONSUMABLE FUELS - 9.0%
     Apache Corp.......................................  9,517      709,302
     Chevron Corp...................................... 21,026    1,555,293
     Exxon Mobil Corp..................................  8,427      672,727
     Marathon Oil Corp................................. 12,919      353,464
     Royal Dutch Shell Plc (ADR).......................  5,676      300,488
                                                               ------------
                                                                  3,591,274
                                                               ------------
     PERSONAL PRODUCTS - 0.4%
     Estee Lauder Cos., Inc. (The) - Class A...........  4,779      147,958
                                                               ------------

  ---------------------------------------------------------------------------
                                                     SHARES/PAR    VALUE
  SECURITY DESCRIPTION                                 AMOUNT     (NOTE 2)
  ---------------------------------------------------------------------------

  PHARMACEUTICALS - 7.9%
  Abbott Laboratories...............................     13,281 $    708,807
  Eli Lilly & Co....................................      7,187      289,420
  Merck & Co., Inc..................................      8,169      248,338
  Pfizer, Inc.......................................     23,412      414,627
  Roche Holding AG (ADR)............................      6,565      502,551
  Schering-Plough Corp..............................     29,777      507,102
  Teva Pharmaceutical Industries, Ltd. (ADR)........     11,521      490,428
                                                                ------------
                                                                   3,161,273
                                                                ------------
  ROAD & RAIL - 5.1%
  Burlington Northern Santa Fe Corp.................      6,337      479,774
  Canadian National Railway Co......................     10,498      385,907
  Norfolk Southern Corp.............................     25,019    1,177,144
                                                                ------------
                                                                   2,042,825
                                                                ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
  Applied Materials, Inc............................     20,602      208,698
  Intel Corp........................................     29,500      432,470
  Texas Instruments, Inc............................     23,186      359,847
                                                                ------------
                                                                   1,001,015
                                                                ------------
  SOFTWARE - 0.6%
  Adobe Systems, Inc.*..............................     10,375      220,884
                                                                ------------
  SPECIALTY RETAIL - 1.5%
  Lowe's Cos., Inc..................................     19,208      413,356
  Staples, Inc......................................      9,306      166,764
                                                                ------------
                                                                     580,120
                                                                ------------
  TEXTILES, APPAREL & LUXURY GOODS - 0.6%
  Coach, Inc.*......................................     11,747      243,985
                                                                ------------
  Total Common Stocks (Cost $41,484,748)                          38,737,447
                                                                ------------

  SHORT-TERM INVESTMENT - 3.2%
  State Street Bank & Trust Co., Repurchase
    Agreement, dated 12/31/08 at 0.010% to be
    repurchased at $1,276,001 on 01/02/09
    collateralized by $1,305,000 U.S. Treasury Bill
    at 0.055% due 02/12/09 with a value of
    $1,305,000. (Cost - $1,276,000)................. $1,276,000    1,276,000
                                                                ------------

  TOTAL INVESTMENTS - 100.3% (Cost $42,760,748)                   40,013,447
                                                                ------------

  Other Assets and Liabilities (net) - (0.3)%                       (103,870)
                                                                ------------

  TOTAL NET ASSETS - 100.0%                                     $ 39,909,577
                                                                ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                           $38,502,106          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS       1,511,341           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0           0               0
----------------------------------------------------------------------------------------
TOTAL                                            $40,013,447          $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

PIONEER FUND PORTFOLIO

ASSETS
   Investments, at value (Note 2) (a)                                     $ 38,737,447
   Repurchase Agreement                                                      1,276,000
   Cash                                                                          2,421
   Receivable for Trust shares sold                                             70,555
   Dividends receivable                                                         88,240
   Receivable from Manager (Note 3)                                             25,560
                                                                          ------------
       Total assets                                                         40,200,223
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                   201,950
       Trust shares redeemed                                                    29,645
       Management fee (Note 3)                                                  23,702
       Administration fee                                                          406
       Custodian and accounting fees                                             1,029
   Accrued expenses                                                             33,914
                                                                          ------------
       Total liabilities                                                       290,646
                                                                          ------------
NET ASSETS                                                                $ 39,909,577
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 53,102,052
   Accumulated net realized loss                                           (11,120,540)
   Unrealized depreciation on investments and foreign currency              (2,747,347)
   Undistributed net investment income                                         675,412
                                                                          ------------
       Total                                                              $ 39,909,577
                                                                          ============
NET ASSETS
   Class A                                                                $ 39,909,577
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   3,941,206
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $      10.13
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement                    $ 41,484,748

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


PIONEER FUND PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  1,069,218
   Interest                                                                      3,658
                                                                          ------------
       Total investment income                                               1,072,876
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     313,448
   Administration fees                                                           6,244
   Deferred expense reimbursement                                                3,371
   Custodian and accounting fees                                                 4,989
   Audit and tax services                                                       31,976
   Legal                                                                        44,059
   Trustee fees and expenses                                                    18,374
   Shareholder reporting                                                         5,786
   Other                                                                         7,830
                                                                          ------------
       Total expenses                                                          436,077
       Less expenses reimbursed by the Manager                                 (34,901)
       Less broker commission recapture                                           (353)
                                                                          ------------
   Net expenses                                                                400,823
                                                                          ------------
   Net investment income                                                       672,053
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain (loss) on:
       Investments                                                          (1,301,537)
       Foreign currency                                                          3,714
                                                                          ------------
   Net realized loss on investments and foreign currency                    (1,297,823)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (15,520,795)
       Foreign currency                                                         (3,343)
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (15,524,138)
                                                                          ------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (16,821,961)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(16,149,908)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     32,771

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


PIONEER FUND PORTFOLIO
                                                                          YEAR ENDED    YEAR ENDED
                                                                         DECEMBER 31,  DECEMBER 31,
                                                                             2008          2007
                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $    672,053  $   446,778
   Net realized gain (loss) on investments and foreign currency            (1,297,823)   1,565,041
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                   (15,524,138)     211,374
                                                                         ------------  -----------
   Net increase (decrease) in net assets resulting from operations        (16,149,908)   2,223,193
                                                                         ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (433,431)    (406,776)
   From net realized gains
     Class A                                                                       --           --
                                                                         ------------  -----------
   Net decrease in net assets resulting from distributions                   (433,431)    (406,776)
                                                                         ------------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               20,035,026    9,529,829
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                  433,431      406,776
   Cost of shares repurchased
     Class A                                                              (10,061,232)  (9,396,090)
                                                                         ------------  -----------
   Net increase in net assets from capital share transactions              10,407,225      540,515
                                                                         ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS                                      (6,176,114)   2,356,932
   Net assets at beginning of period                                       46,085,691   43,728,759
                                                                         ------------  -----------
   Net assets at end of period                                           $ 39,909,577  $46,085,691
                                                                         ============  ===========
   Net assets at end of period includes undistributed net investment
       income                                                            $    675,412  $   433,429
                                                                         ============  ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                          CLASS A
PIONEER FUND PORTFOLIO                                  ----------------------------------------
                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------
                                                          2008     2007    2006    2005     2004++
                                                        -------   ------  ------  ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD................... $ 15.23   $14.63  $12.75  $12.03  $10.92
                                                        -------   ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)...............................    0.21     0.15    0.13    0.13    0.11
Net Realized/Unrealized Gain (Loss) on Investments.....   (5.17)    0.58    1.89    0.59    1.11 (a)
                                                        -------   ------  ------  ------  ------
Total from Investment Operations.......................   (4.96)    0.73    2.02    0.72    1.22
                                                        -------   ------  ------  ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income...................   (0.14)   (0.13)  (0.14)     --   (0.11)
Distributions from Net Realized Capital Gains..........      --       --      --      --      --
                                                        -------   ------  ------  ------  ------
Total Distributions....................................   (0.14)   (0.13)  (0.14)     --   (0.11)
                                                        -------   ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD......................... $ 10.13   $15.23  $14.63  $12.75  $12.03
                                                        =======   ======  ======  ======  ======
TOTAL RETURN                                             (32.84)%   5.01%  15.92%   5.99%  11.13%
Ratio of Expenses to Average Net Assets After
  Reimbursement........................................    0.96 %   0.97%   1.09%   1.01%   0.99%(b)
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates............................    1.04 %   0.99%   1.22%   1.01%   1.12%
Ratio of Net Investment Income to Average Net Assets...    1.61 %   0.95%   0.98%   1.03%   0.98%
Portfolio Turnover Rate................................    14.3 %   18.2%   28.5%   16.0%   19.0%
Net Assets, End of Period (in millions)................   $39.9    $46.1  $ 43.7  $ 46.0  $ 33.0

++ Audited by other auditors Independent Registered Public Accounting Firm.
(a) Per share amounts based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Pioneer Fund Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A Shares are currently offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                               Expiring   Expiring   Expiring
                     Total    12/31/2010 12/31/2011 12/31/2016
                  ----------- ---------- ---------- ----------

                  $10,843,274 $8,376,227 $1,284,282 $1,182,765

On May 1, 2006, the Pioneer Fund Portfolio, a series of The Travelers Series Trust, was reorganized into the Pioneer Fund Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $13,217,771, which are subject to an annual limitation of $1,630,787.

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pioneer Investment Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $313,448           0.75%   First $250 Million

                                  0.70%   $250 Million to $500 Million

                                 0.675%   $500 Million to $1 Billion

                                  0.65%   $1 Billion to $2 Billion

                                  0.60%   Over $2 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

           Maximum Expense Ratio under current
              Expense Limitation Agreement      Expenses Deferred in
           ----------------------------------- ----------------------
                                                2006    2007   2008
                                               ------- ------ -------
                                                Subject to repayment
                                                 until December 31,
                                               ----------------------
                         Class A                2011    2012   2013
                         -------               ------- ------ -------

                          1.00%                $56,750 $9,250 $34,901

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager during the period ended December
31, 2008:          $3,371

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                           Net Increase
             Beginning                                      in Shares    Ending
              Shares     Sales   Reinvestments Redemptions Outstanding   Shares
             --------- --------- ------------- ----------- ------------ ---------

 Class A

 12/31/2008  3,025,438 1,673,928    29,626      (787,786)    915,768    3,941,206
 12/31/2007  2,988,347   620,517    26,380      (609,806)     37,091    3,025,438

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $17,104,838         $--         $5,947,806

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized  Net Unrealized
                 Cost     Appreciation Depreciation  Depreciation
              ----------- ------------ ------------ --------------

              $43,038,014  $3,510,453  $(6,535,020)  $(3,024,567)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

                 Ordinary Income  Long-Term Capital Gain       Total
                ----------------- ---------------------- -----------------
                  2008     2007    2008        2007        2008     2007
                -------- -------- -----       -----      -------- --------

                $433,431 $406,776  $--         $--       $433,431 $406,776

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation Loss Carryforwards     Total
   ------------- ------------- ------------ ------------------ ------------

     $675,412         $--      $(3,024,613)    $(10,843,274)   $(13,192,475)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


8. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10. OTHER MATTERS

On November 12, 2008, the Board of Trustees of the Trust, subject to shareholder approval, approved the proposed reorganization of Capital Guardian U.S. Equity Portfolio ("Capital Guardian"), a series of Metropolitan Series Fund, Inc., into the Portfolio. The shareholders of Capital Guardian are scheduled to vote on the proposed reorganization at a meeting to be held on or about February 27, 2009. If approved by the Capital Guardian shareholders, the reorganization will occur on or about May 1, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Pioneer Fund Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors whose report, dated February 18, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Fund Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.


Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, American
                     Stock Exchange,
                     Director, Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PIONEER FUND PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Pioneer Fund Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Pioneer Fund Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Pioneer Fund outperformed its benchmark, the S&P 500 Index, for the same periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Pioneer Fund Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board also took into account the impact of the Portfolio's current asset levels on expenses and the proposed merger of Capital Guardian U.S. Equity Portfolio, a series of Metropolitan Series Fund, Inc. into the Portfolio, which would increase the asset levels of the Portfolio. The Board also noted that the Portfolio's management fee would be reduced in connection with such merger. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Pioneer Fund Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



             MET INVESTORS SERIES TRUST          DECEMBER 31, 2008
             PIONEER STRATEGIC INCOME PORTFOLIO


             ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (10.74%) for Class A Shares versus 2.39% for its benchmark, the Barclays Capital (formerly Lehman Brothers) U.S. Universal Index./1/

MARKET ENVIRONMENT/CONDITIONS

2008 witnessed the worst credit crisis and one of the weakest financial market and economic performances since the Great Depression. It also saw the resurgence globally of a Keynesian approach--activist government involvement using monentary and more important, fiscal stimulus--to address the severe downturn. The dramatic decline occurred in the fourth quarter, and more specifically in the period following Lehman's September 15 bankruptcy. Prior to Lehman's demise, the economy and markets were certainly struggling. Recession fears ushered in the year, fanned by concerns over record oil prices, weak consumption and declining housing prices, but seemed to be at least partly addressed by the February $168 billion stimulus package. Equity markets fell 9% in the first quarter and credit markets became increasingly troubled, as bank capital eroded due to write-offs of housing-related assets, and hedge funds delevered, finally culminating in the mid-March failure of Bear Stearns. But the Federal Reserve calmed markets for the next few months by cutting rates and calling upon never-before-used powers, including funding JP Morgan's acquisition of Bear Stearns, broadening the terms and range of collateral for lending, and lending to investment banks. While the intervening period was punctuated by concerns over record oil prices (which peaked at $145/barrel) and the deterioration and takeover of Fannie Mae and Freddie Mac, it was the decision by the Treasury and the Federal Reserve to permit Lehman's bankruptcy, (in the same week that they helped craft the acquisition of Merrill Lynch by Bank of America and loaned $85 billion to AIG) that unleashed a flood of unforeseen and dire consequences. Global credit markets froze, LIBOR rates (the interbank lending rate) skyrocketed, asset values plummeted, forcing deleveraging among hedge funds and massive redemptions in hedge funds and mutual funds. In an extreme flight to quality, most every market except G-7 treasuries plummeted. Unlike during the Great Depression, however, central banks around the world took an activist stance to staunch the bleeding in the markets and the economy. They cut rates, recapitalized the banking system, and introduced a broad range of investment and lending programs targeted at the banking sector and credit markets to help reliquify credit. The Federal Reserve slashed the federal funds rate over the year by 400-425 basis points to 0%, expanded its balance sheet by over $1 trillion through such programs, and the Treasury invested some of a $700 billion fiscal stimulus package in banks as preferred stock. By year-end, these efforts, as well as optimism about a new larger stimulus package from the Obama administration, seemed to be bearing some fruit. LIBOR rates ended the year at 1.43%, down from their October peak of 4.85%, and corporate credit markets rallied somewhat.

Over the year, U.S. Treasuries outperformed all other asset classes, with the 10 year Treasury returning 20% for the year and the 30 year, 41%. Agency mortgages delivered 8.34% returns, or (-2.32%) in excess returns over duration-matched Treasuries, while weak performance of financials reduced total investment grade corporate returns to (-4.94%), for all-time low excess returns of (-19.99%). High yield lost (26.4%), for a (-38.4%) excess return. At year end, investment grade and high yield spreads stood at four standard deviations wide to their 20 year averages, at 562 basis points and 1812 basis points, respectively. The dollar appreciated 4% against the euro, but declined 23% versus the Yen, as the carry trade was unwound.

PORTFOLIO REVIEW/CURRENT POSITIONING

2008 was a difficult year for multi-sector strategies; while Pioneer's Strategic Income Portfolio underperformed its benchmark, the Barclays Capital U.S. Universal Index, its Class A Shares were in the top 38% of its Lipper peer group for the year, and in the 26/th/ percentile for the past five year period. The Portfolio's significant position in agency mortgages helped absolute performance, particularly in the fourth quarter, when they rallied upon the perceived strengthening of the implicit government guarantee supporting Fannie Mae and Freddie Mac when the Treasury placed both entities into conservatorship. In addition, the Portfolio avoided significant permanent impairment in financials, and had no investment in Lehman or in Fannie Mae or Freddie Mac preferred stock. The primary reasons for the Portfolio's underperformance were its 17% underweight to treasuries and approximate 30% overweight to high yield. With average treasury yields at 3%, and particularly in light of more attractive yields available in the agency mortgage market, we believed the treasury market was overbought and sold down the position after February. We maintained a significant investment of over 30% of the total Portfolio in agency mortgages, where we saw more value and which contributed significantly to performance during the year. With respect to the high yield allocation, the Portfolio had reached an all-time low high yield exposure through 2007, when spreads reached 240 basis point lows. We only gradually increased the high yield exposure in 2008 as spreads widened to levels representing over five standard deviations to their long term averages, and valuations became more compelling. In addition, the Portfolio's modest overweight to non-agency Mortgage Backed Securities ("MBS") and Asset-Backed Securities ("ABS"), which was built up in 2008, at significant discounts and attractive valuations, underperformed. We continue to see value in the sector. The Portfolio's modest short duration and yield curve steepener hurt performance in the second half, as rates were cut and longer treasuries rallied. Finally, the small non-U.S. dollar currency position hurt performance, as the dollar rallied against most currencies. It is important to note, however, that the Portfolio dramatically reduced non dollar exposure during the first quarter, ultimately to its all-time low of 2.5% to 3.0%, in our belief that the U.S. dollar was undervalued. The Yen position, which we continued to hold, moreover, outperformed. Securities contributing to performance included the Yen and Swiss France positions, and treasuries and agency mortgage pools. Securities detracting from performance included Forest City Enterprises, Ineos, NCO and Washington Mutual.

KENNETH J. TAUBES, ANDREW FELTUS, CFA AND CHARLES MELCHREIT, CFA
PIONEER INVESTMENT MANAGEMENT, INC.

--------
/1/ The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                 Percent of
     Description                                                 Net Assets
     ----------------------------------------------------------------------
     Federal National Mortgage Assoc. (6.000%, due 07/01/38)       2.30%
     ----------------------------------------------------------------------
     Government National Mortgage Assoc. (5.500%, due 01/15/37)    2.15%
     ----------------------------------------------------------------------
     Federal National Mortgage Assoc. (5.000%, due 01/01/38)       2.11%
     ----------------------------------------------------------------------
     U.S. Treasury STRIPS (3.954%, due 11/15/12)                   2.01%
     ----------------------------------------------------------------------
     France Government Bond OAT (3.750%, due 04/25/17)             1.51%
     ----------------------------------------------------------------------
     U.S. Treasury Note (4.250%, due 08/15/13)                     1.46%
     ----------------------------------------------------------------------
     Federal Home Loan Mortgage Corp. (4.500%, due 04/01/22)       1.42%
     ----------------------------------------------------------------------
     Federal National Mortgage Assoc. (.000%, due 07/01/23)        1.30%
     ----------------------------------------------------------------------
     Federal Home Loan Mortgage Corp. (5.000%, due 05/01/37)       1.23%
     ----------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (2.500%, due 07/15/16)     1.15%
     ----------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Asset-Backed Securities                  8.3%
Corporate Bonds                         44.3%
Foreign Bonds-Investment Grade           5.8%
Municipal Bonds                          1.4%
Stocks/Other                             8.8%
U.S. Government & Agency Obligations    25.4%
U.S. Treasuries                          6.0%



--------------------------------------------------------------------------------
                                      2

--------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                 PIONEER STRATEGIC INCOME PORTFOLIO MANAGED BY
   PIONEER INVESTMENT MANAGEMENT, INC. VS. BARCLAYS CAPITAL (FORMERLY LEHMAN
                       BROTHERS) U.S. UNIVERSAL INDEX/1/
                           Growth Based on $10,000+

                                    [CHART]

                Pioneer Strategic               Barclays (formerly Lehman
             Income Portfolio -- Class A      Brothers U.S. Universal Index/1/
             ---------------------------      --------------------------------
10/31/1998            $10,000                             $10,000
10/31/1999             10,180                              10,143
10/31/2000             10,203                              10,879
10/31/2001             10,673                              12,364
10/31/2002             10,886                              13,036
10/31/2003             13,124                              13,912
10/31/2004             14,655                              14,766
10/31/2005             15,412                              15,004
10/31/2006             16,484                              15,857
12/31/2006             16,666                              15,976
12/31/2007             17,774                              17,018
12/31/2008             15,865                              17,425




    ----------------------------------------------------------------------
                                        Average Annual Return/2/
                                     (for the period ended 12/31/08)
    ----------------------------------------------------------------------
                                                                 Since
                                1 Year  3 Year 5 Year 10 Year Inception/3/
    ----------------------------------------------------------------------
    Pioneer Strategic Income
--  Portfolio--Class A          -10.74% 0.40%  3.08%   4.46%      5.44%
    Class E                          --    --     --      --    -12.30%
    ----------------------------------------------------------------------
    Barclays Capital (formerly
    Lehman Brothers) U.S.
- - Universal Index/1/            2.39% 4.62%  4.30%   5.59%      6.58%
    ----------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. This is currently the only active Class in the Portfolio. The performance of Class A shares will differ from that of Class E shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Barclays Capital (formerly Lehman Brothers) U.S. Universal Index is the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate index, the 144A index, the Eurodollar Index, the Emerging markets index, the Non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. The Index does not include fees and expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/3/Inception of Class A shares is 6/16/94. Inception of the Class E shares is 4/28/08. Index returns are based on an inception date 12/31/94.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
PIONEER STRATEGIC INCOME PORTFOLIO           ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  877.20        $3.21
  Hypothetical (5% return before expenses)      1,000.00      1,021.72         3.46
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  877.00        $3.92
  Hypothetical (5% return before expenses)      1,000.00      1,020.96         4.22
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.68% and 0.83% for Class A and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 MUNICIPALS - 1.4%
 CALIFORNIA - 0.4%
 California State University Revenue, Systemwide -
   Series A 5.000%, due 11/01/39................... $   1,305,000 $   1,219,535
                                                                  -------------
 CONNECTICUT - 0.4%
 Connecticut State Health & Educational, Facility
   Authority Revenue, Yale University -
   Series Z-1 5.000%, due 07/01/42.................     1,250,000     1,216,325
                                                                  -------------
 NEW JERSEY - 0.1%
 New Jersey Economic Development Authority,
   Special Facilities Revenue, Continental
   Airlines, Inc. Project 6.250%, due 09/15/29.....       430,000       223,785
                                                                  -------------
 NEW YORK - 0.3%
 New York State Dormitory Authority, Non-State
   Supported Debt, Columbia University 5.000%, due
   07/01/38........................................     1,000,000       986,330
                                                                  -------------
 NORTH CAROLINA - 0.1%
 Charlotte Special Facilities Revenue, Refunding
   Charlotte/Douglas International Airport 5.600%,
   due 07/01/27....................................     1,000,000       527,460
                                                                  -------------
 TEXAS - 0.1%
 Houston Higher Education Finance Corp., Education
   Revenue, Rice University Project, Series
   A 5.000%, due 05/15/47..........................       320,000       294,995
                                                                  -------------
 Total Municipals (Cost $4,514,541)                                   4,468,430
                                                                  -------------

 ASSET-BACKED SECURITIES - 8.6%
 ACE Securities Corp. 1.071%, due 12/25/34(a)......       502,972       319,700
 Adjustable Rate Mortgage Trust 0.861%, due
   06/25/35(a).....................................       760,000       316,710
 Aegis Asset Backed Securities Trust 2.946%, due
   01/25/34(a).....................................       150,000        70,397
 Alfa Diversified Payment Rights Finance
   Co. 3.896%, due 12/15/11 (144A)(a)(b)...........       690,000       451,950
 American Tower Trust 5.957%, due 04/15/37
   (144A)(b).......................................       450,000       308,215
 Ameriquest Mortgage Securities, Inc. 6.500%, due
   10/25/33(a).....................................        25,000         5,766
 Asset Backed Securities Corp. Home Equity 0.911%,
   due 04/25/35(a).................................       147,000       122,088

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - CONTINUED
 Carrington Mortgage Loan Trust 0.571%, due
   10/25/36(a)..................................... $     770,000 $     654,354
 Chase Mortgage Finance Corp. 5.500%, due 05/25/37.     1,533,343     1,239,260
 Citigroup Mortgage Loan Trust, Inc. 0.621%, due
   08/25/36(a).....................................       565,791       422,184
 Conseco Finance Securitizations Corp.
   6.910%, due 05/01/33............................         3,955         2,478
   7.360%, due 09/01/33............................         2,871         1,986
   6.681%, due 12/01/33............................       144,583       116,792
 Continental Airlines, Inc. 8.499%, due 05/01/11...       157,463        85,030
 Countrywide Alternative Loan Trust
   0.821%, due 09/25/35(a).........................       361,098       163,549
   0.801%, due 10/25/35(a).........................       549,426       254,908
 Countrywide Asset-Backed Certificates
   0.891%, due 08/25/35(a).........................     1,178,000     1,076,883
   0.931%, due 10/25/35(a).........................       800,000       658,676
   0.981%, due 11/25/35(a).........................       645,000       557,165
   0.651%, due 07/25/36(a).........................       434,482       332,949
 Countrywide Home Loan Mortgage Pass Through
   Trust 5.394%, due 09/25/33(a)...................        24,079        20,456
 CS First Boston Mortgage Securities Corp.
   6.122%, due 04/15/37 (144A)(c)..................        70,000        28,184
   1.121%, due 09/25/34(a).........................       178,427        32,715
 Dominos Pizza Master Issuer LLC 7.629%, due
   04/25/37 (144A)(b)..............................     1,365,000       546,000
 Downey Savings & Loan Association Mortgage Loan
   Trust 0.951%, due 10/19/45(a)...................       588,888       242,838
 FBR Securitization Trust
   0.761%, due 09/25/35(a).........................       963,852       820,722
   0.821%, due 10/25/35(a).........................       257,000       189,942
 First Franklin Mortgage Loan Asset Backed
   Certificates 1.011%, due 09/25/34(a)............        70,755        58,280
 Fremont Home Loan Trust 0.581%, due 02/25/36(a)...       272,683       247,695
 Gazprom International S.A. 7.201%, due 02/01/20
   (144A)(b).......................................       966,010       748,674
 Global Signal Trust
   6.376%, due 12/15/14 (144A)(b)..................       560,000       521,566
   7.036%, due 02/15/36 (144A)(b)..................       275,000       183,198
 Green Tree Financial Corp. 7.860%, due 04/01/31...       157,831       120,682
 Greenpoint Manufactured Housing 8.450%, due
   06/20/31........................................       197,085       131,698

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ---------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ---------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - CONTINUED
 GSAMP Trust
   0.901%, due 03/25/35(a)......................... $     395,696 $     364,262
   0.731%, due 11/25/35(a).........................       343,980       316,845
   0.891%, due 11/25/35(a).........................     1,355,000     1,013,188
   0.541%, due 01/25/37(a).........................       326,978       298,183
   0.601%, due 01/25/37(a).........................       330,000       248,128
 Harborview Mortgage Loan Trust 0.791%, due
   11/19/36(a).....................................     1,448,431       625,210
 Impac CMB Trust
   1.111%, due 09/25/34(a).........................       165,548        76,889
   0.871%, due 10/25/35(a).........................       446,935       289,012
 Impac Secured Assets Corp. 0.821%, due 05/25/36(a)       579,663       412,754
 Indymac Index Mortgage Loan Trust 1.071%, due
   03/25/34(a).....................................        51,627        32,865
 JPMorgan Alternative Loan Trust 6.000%, due
   03/25/36........................................       956,068       702,643
 JPMorgan Mortgage Trust 6.000%, due 09/25/34......     1,320,913     1,163,993
 Lehman XS Trust
   0.821%, due 12/25/35(a).........................       894,266       265,910
   0.561%, due 05/25/46(a).........................       234,565       231,160
 LNR CDO, Ltd. 3.211%, due 07/24/37 (144A)(a)(b)...       215,000        53,750
 Luminent Mortgage Trust 0.731%, due 07/25/36(a)...       829,479       129,678
 Madison Avenue Manufactured Housing
   Contract Trust 3.721%, due 03/25/32(a)..........       250,000        92,293
 MASTER Alternative Loans Trust 6.000%, due
   07/25/34........................................     1,588,808     1,240,766
 MASTER Asset Backed Securities Trust 5.721%, due
   12/25/32(a).....................................        30,625        18,219
 MASTER Asset Securitization Trust 5.500%, due
   11/25/33........................................       474,806       416,331
 Merrill Lynch Mortgage Investors Trust 0.631%,
   due 03/25/37(a).................................       525,000       356,762
 Morgan Stanley Capital, Inc. 0.571%, due
   08/25/36(a).....................................       404,569       373,978
 Option One Mortgage Loan Trust 0.561%, due
   05/25/37(a).....................................       204,874       183,574
 PF Export Receivables Master Trust 6.436%, due
   06/01/15 (144A)(b)..............................       524,509       506,520
 Power Contract Financing III LLC 2.186%, due
   02/05/10 (144A)(b)..............................     1,000,000       810,000
 Power Receivables Finance LLC 6.290%, due
   01/01/12 (144A)(b)..............................       525,676       515,289

 ---------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ---------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - CONTINUED
 Residential Asset Mortgage Products, Inc. 0.671%,
   due 03/25/36(a)................................. $     395,742 $     282,192
 Residential Asset Securities Corp.
   0.911%, due 08/25/35(a).........................       450,000       349,286
   0.721%, due 01/25/36(a).........................       129,740       109,345
 Residential Funding Mortgage Securities I 5.500%,
   due 11/25/35....................................       844,260       714,328
 Sasco Net Interest Margin Trust 0.000%, due
   05/27/33 (144A)(c)..............................        47,105            15
 SBA CMBS Trust 6.904%, due 11/15/36 (144A)(b).....       420,000       281,400
 Structured Asset Mortgage Investments,
   Inc. 0.781%, due 09/25/45(a)....................       307,624       140,142
 Tengizchevroil Finance Co. SARL 6.124%, due
   11/15/14 (144A)(b)..............................     1,067,305       816,488
 TIAA Commercial Real Estate
   Securitization 6.840%, due 05/22/37 (144A)(c)...       100,000        20,000
 Timberstar Trust
   5.668%, due 10/15/36 (144A)(b)..................       500,000       403,672
   7.530%, due 10/15/36 (144A)(b)..................     1,305,000       391,500
 WaMu Mortgage Pass Through Certificates
   1.828%, due 10/25/44(a).........................       181,564       103,458
   0.701%, due 04/25/45(a).........................       973,839       461,932
   0.951%, due 07/25/45(a).........................       253,653        60,731
 Wells Fargo Mortgage Backed
   Securities Trust 5.000%, due 11/25/20-03/25/21..     2,240,670     1,898,224
                                                                  -------------
 Total Asset-backed Securities (Cost $35,319,232)                    27,824,604
                                                                  -------------

 DOMESTIC BONDS & DEBT SECURITIES - 43.2%
 AEROSPACE & DEFENSE - 0.4%
 Aeroflex, Inc. 11.750%, due 02/15/15 (144A)(b)....       400,000       262,500
 BE Aerospace, Inc. 8.500%, due 07/01/18...........       895,000       807,738
 L-3 Communications Corp. 6.125%, due 01/15/14.....       400,000       365,000
                                                                  -------------
                                                                      1,435,238
                                                                  -------------
 AIRLINES - 0.2%
 Continental Airlines, Inc., Series 971B 7.461%,
   due 04/01/13....................................       226,799       170,099
 Delta Air Lines, Inc. 7.779%, due 01/02/12........       618,878       535,330
                                                                  -------------
                                                                        705,429
                                                                  -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 AUTO COMPONENTS - 0.8%
 Allison Transmission, Inc. 11.000%, due
   11/01/15 (144A)(b)(d)........................... $     695,000 $     344,025
 Cooper-Standard Automotive, Inc. 7.000%, due
   12/15/12(d).....................................     1,055,000       321,775
 Lear Corp. 8.750%, due 12/01/16...................     1,945,000       573,775
 Tenneco, Inc. 8.625%, due 11/15/14(d).............     1,145,000       440,825
 TRW Automotive, Inc. 7.250%, due 03/15/17
   (144A)(b).......................................     1,490,000       767,350
                                                                  -------------
                                                                      2,447,750
                                                                  -------------
 BEVERAGES - 0.6%
 Argentine Beverages Financial 7.375%, due
   03/22/12 (144A)(b)..............................        32,800        28,044
 Companhia de Bebidas das Americas 8.750%, due
   09/15/13(d).....................................       600,000       633,000
 Constellation Brands, Inc. 8.375%, due 12/15/14...     1,240,000     1,184,200
                                                                  -------------
                                                                      1,845,244
                                                                  -------------
 BIOTECHNOLOGY - 0.5%
 Biogen Idec, Inc. 6.000%, due 03/01/13............     1,640,000     1,623,574
                                                                  -------------
 BUILDING PRODUCTS - 0.0%
 Ainsworth Lumber Co., Ltd. 11.000%, due
   07/29/15 (144A)(b)(e)...........................       153,145        92,653
                                                                  -------------
 CHEMICALS - 1.0%
 Agrium, Inc. 6.750%, due 01/15/19.................     1,950,000     1,869,958
 Basell Finance Co. B.V. 8.100%, due 03/15/27
   (144A)(b).......................................       795,000        19,875
 Georgia Gulf Corp. 9.500%, due 10/15/14(d)........     1,655,000       504,775
 Ineos Group Holdings Plc 7.875%, due
   02/15/16 (144A)(m)(b)...........................       890,000       160,829
 Kronos International, Inc. 6.500%, due 04/15/13(m)       855,000       285,238
 LPG International, Inc. 7.250%, due 12/20/15......       400,000       362,000
 Nell AF SARL 8.375%, due 08/15/15 (144A)(m)(b)....       430,000        23,909
                                                                  -------------
                                                                      3,226,584
                                                                  -------------

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
 Aleris International, Inc.
   10.000%, due 12/15/16(d)........................ $     200,000 $      33,500
   9.000%, due 12/15/14(e).........................       355,000        23,075
 American Rock Salt Co. LLC 9.500%, due 03/15/14...       280,000       254,800
 Clean Harbors, Inc. 11.250%, due 07/15/12.........        54,000        54,270
 FTI Consulting, Inc. 7.750%, due 10/01/16.........       600,000       496,500
 GC Impsat Holdings I Plc 9.875%, due 02/15/17
   (144A)(b).......................................     1,030,000       623,150
 Intergen N.V. 9.000%, due 06/30/17 (144A)(b)......     1,465,000     1,208,625
 Rural/Metro Corp. 9.875%, due 03/15/15............     1,565,000     1,259,825
 Scientific Games Corp. 7.875%, due 06/15/16
   (144A)(b).......................................       435,000       352,350
                                                                  -------------
                                                                      4,306,095
                                                                  -------------
 COMMERCIAL BANKS - 3.9%
 ALB Finance B.V. 9.250%, due 09/25/13 (144A)(b)...       400,000       148,000
 American Express Bank FSB S.A. 5.500%, due
   04/16/13........................................       300,000       284,437
 ATF Bank 9.250%, due 04/12/12 (144A)(b)...........       455,000       343,525
 ATF Capital B.V. 9.250%, due 02/21/14 (144A)(b)...       525,000       343,875
 Banco Macro S.A. 10.750%, due 06/07/12............       400,000       118,000
 CoBank AB 7.875%, due 04/16/18 (144A)(b)..........       385,000       389,560
 Goldman Sachs Capital II 5.793%, due 12/29/49.....     4,085,000     1,571,328
 Kazkommerts International B.V. 8.000%, due
   11/03/15 (144A)(b)..............................       505,000       239,875
 Keycorp 6.500%, due 05/14/13......................       315,000       290,662
 Korea Development Bank 5.300%, due 01/17/13(d)....       410,000       373,309
 Mellon Funding Corp. 5.500%, due 11/15/18.........       705,000       608,849
 Mid-State Trust 7.540%, due 02/15/36..............        58,205        56,199
 PNC Bank NA 6.000%, due 12/07/17(d)...............       415,000       413,137
 PNC Financial Services Group, Inc. 8.250%, due
   05/29/49(d).....................................     1,325,000     1,068,590
 Russian Standard Finance S.A. 7.500%, due
   10/07/10 (144A)(b)..............................       415,000       153,550

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ---------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ---------------------------------------------------------------------------------

 COMMERCIAL BANKS - CONTINUED
 Shingle Springs Tribal Gaming Authority 9.375%,
   due 06/15/15 (144A)(b).......................... $   1,150,000 $     580,750
 Sibacademfinance Plc
   9.000%, due 05/12/09 (144A)(b)..................       700,000       704,079
   7.000%, due 05/21/10(m).........................       255,000       240,926
 Sovereign Bank 8.750%, due 05/30/18...............       930,000       920,227
 Turanalem Finance B.V. 8.500%, due 02/10/15
   (144A)(b).......................................       600,000       261,000
 Wachovia Bank N.A. 6.000%, due 11/15/17...........       985,000       952,450
 Wachovia Corp. 5.750%, due 06/15/17...............       985,000       982,032
 Wells Fargo & Co. 4.375%, due 01/31/13............       925,000       906,607
 Zions Bancorporation
   6.000%, due 09/15/15............................       510,000       379,753
   5.500%, due 11/16/15(d).........................       330,000       233,686
                                                                  -------------
                                                                     12,564,406
                                                                  -------------
 COMMUNICATIONS EQUIPMENT - 0.2%
 MasTec, Inc. 7.625%, due 02/01/17.................     1,010,000       763,813
                                                                  -------------
 COMPUTERS & PERIPHERALS - 0.3%
 SunGard Data Systems, Inc. 10.250%, due 08/15/15..     1,390,000       924,350
                                                                  -------------
 CONSTRUCTION & ENGINEERING - 0.3%
 Dycom Industries, Inc. 8.125%, due 10/15/15.......       930,000       660,300
 Esco Corp. 5.871%, due 12/15/13 (144A)(a)(b)......       325,000       209,625
                                                                  -------------
                                                                        869,925
                                                                  -------------
 CONSTRUCTION MATERIALS - 0.4%
 C10 Capital SPV, Ltd. 6.722%, due 12/01/49
   (144A)(b).......................................     1,023,000       487,646
 C8 Capital SPV, Ltd. 6.640%, due 12/31/49
   (144A)(b).......................................       610,000       309,868
 U.S. Concrete, Inc. 8.375%, due 04/01/14(d).......       840,000       457,800
                                                                  -------------
                                                                      1,255,314
                                                                  -------------
 CONSUMER FINANCE - 0.3%
 Ford Motor Credit Co. LLC 5.700%, due 01/15/10(d).       830,000       705,519
 SLM Corp. 4.000%, due 07/25/14(a).................       775,000       391,747
                                                                  -------------
                                                                      1,097,266
                                                                  -------------

 ---------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ---------------------------------------------------------------------------------

 CONTAINERS & PACKAGING - 0.4%
 AEP Industries, Inc. 7.875%, due 03/15/13......... $     452,000 $     257,640
 Consol Glass, Ltd. 7.625%, due
   04/15/14 (144A)(m)(b)...........................       285,000       237,698
 Graphic Packaging International, Inc.
   8.500%, due 08/15/11(d).........................       105,000        88,200
   9.500%, due 08/15/13(d).........................       890,000       618,550
                                                                  -------------
                                                                      1,202,088
                                                                  -------------
 DISTRIBUTORS - 0.2%
 NSG Holdings LLC 7.750%, due 12/15/25 (144A)(b)...       985,000       773,225
                                                                  -------------
 DIVERSIFIED FINANCIAL SERVICES - 4.1%
 American Honda Finance Corp. 6.700%, due 10/01/13
   (144A)(b).......................................     1,655,000     1,669,928
 CIT Group, Inc. 7.625%, due 11/30/12..............     1,515,000     1,279,939
 Glencore Funding LLC 6.000%, due 04/15/14
   (144A)(b).......................................     1,010,000       409,215
 Green Valley, Ltd. 8.993%, due
   01/10/11 (144A)(m)(a)(b)........................       250,000       336,913
 Hughes Network Systems LLC/HNS Finance
   Corp. 9.500%, due 04/15/14......................       735,000       600,862
 International Lease Finance Corp.
   6.375%, due 03/25/13............................       750,000       509,900
   6.625%, due 11/15/13(d).........................       265,000       178,722
 JPMorgan Chase & Co., Series 1 7.900%, due
   04/29/49........................................     1,900,000     1,584,649
 Merrill Lynch & Co., Inc. 5.450%, due 02/05/13....       950,000       914,004
 Morgan Stanley 6.625%, due 04/01/18...............     1,830,000     1,608,092
 National Rural Utilities Cooperative Finance
   Corp. 10.375%, due 11/01/18.....................     1,040,000     1,219,178
 NCO Group, Inc. 7.023%, due 11/15/13(a)...........     1,980,000       999,900
 Prudential Financial, Inc. 5.150%, due 01/15/13...     1,010,000       821,084
 TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(b)..................       850,000       446,250
   6.625%, due 03/20/17 (144A)(b)..................       275,000       133,375
   7.875%, due 03/13/18 (144A)(b)..................       250,000       126,250
 Wells Fargo Capital XV 9.750%, due 12/31/49(d)....       550,000       556,018
                                                                  -------------
                                                                     13,394,279
                                                                  -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
 Anixter, Inc. 5.950%, due 03/01/15................ $   1,164,000 $     762,420
 COLO.COM, Inc. 13.875%, due 03/15/10
   (144A)(c)(f)(g).................................       181,449             0
 Colt Telecom Group Plc 7.625%, due 12/15/09(m)....        15,000        19,495
 Digicel, Ltd. 9.250%, due 09/01/12 (144A)(b)......     1,260,000     1,077,300
 Embarq Corp. 7.082%, due 06/01/16.................       855,000       659,228
 Intelsat Jackson Holdings, Ltd. 11.500%, due
   06/15/16 (144A)(b)..............................       560,000       490,000
 Nordic Telephone Co. Holdings 10.294%, due
   05/01/16 (144A)(m)(a)(b)........................       755,000       713,651
 PAETEC Holding Corp. 9.500%, due 07/15/15(d)......     1,445,000       867,000
 Pegasus Communications Corp. 9.750%, due
   12/01/06(f)(g)..................................         8,696             0
 Qwest Corp. 8.875%, due 03/15/12(d)...............       475,000       441,750
 True Move Co., Ltd.
   10.750%, due 12/16/13 (144A)(b).................     1,235,000       463,125
   10.375%, due 08/01/14 (144A)(b).................       210,000        74,550
 Verizon Communications, Inc. 8.750%, due 11/01/18.       825,000       969,562
 VIP Finance Ireland, Ltd. for OJSC Vimpel
   Communications 9.125%, due 04/30/18 (144A)(b)...     1,070,000       583,150
 Windstream Corp. 8.625%, due 08/01/16.............     1,110,000       987,900
                                                                  -------------
                                                                      8,109,131
                                                                  -------------
 EDUCATION - 0.2%
 President & Fellows of Harvard College 3.700%,
   due 04/01/13....................................       700,000       688,494
                                                                  -------------
 ELECTRIC UTILITIES - 1.8%
 FPL Energy American Wind LLC 6.639%, due 06/20/23
   (144A)(b).......................................       544,160       468,497
 FPL Energy Wind Funding LLC 6.876%, due 06/27/17
   (144A)(b).......................................       499,770       471,658
 Israel Electric Corp., Ltd. 7.250%, due 01/15/19
   (144A)(b).......................................       645,000       602,598
 Panoche Energy Center LLC 6.885%, due 07/31/29
   (144A)(b).......................................       730,000       726,270

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 ELECTRIC UTILITIES - CONTINUED
 Public Service Co. of New Mexico 7.950%, due
   05/15/18........................................ $     375,000 $     305,627
 Southern California Edison Co. 5.750%, due
   03/15/14........................................       210,000       220,313
 Tenaska Alabama Partners LP 7.000%, due 06/30/21
   (144A)(b).......................................       577,228       455,628
 Texas Competitive Electric Holding Co.
   LLC 10.250%, due 11/01/15 (144A)(b).............     1,590,000     1,136,850
 West Penn Power Co. 5.950%, due 12/15/17 (144A)(b)     1,030,000       869,155
 Western Energy, Inc. 7.125%, due 08/01/09.........       110,000       109,551
 White Pine Hydro Portfolio LLC 7.260%, due
   07/20/15 (144A)(b)..............................       415,000       381,106
                                                                  -------------
                                                                      5,747,253
                                                                  -------------
 ELECTRICAL EQUIPMENT - 0.5%
 Baldor Electric Co. 8.625%, due 02/15/17(d).......       970,000       727,500
 Belden, Inc. 7.000%, due 03/15/17.................     1,325,000     1,000,375
 Legrand S.A. 8.500%, due 02/15/25.................        20,000        17,530
                                                                  -------------
                                                                      1,745,405
                                                                  -------------
 ENERGY EQUIPMENT & SERVICES - 1.1%
 Complete Production Services, Inc. 8.000%, due
   12/15/16........................................     1,245,000       790,575
 Oceanografia S.A. de C.V. 11.250%, due 07/15/15
   (144A)(b).......................................     1,215,000       637,875
 PetroMena A.S. 9.750%, due 05/24/12 (144A)(n)(b)..     3,000,000       139,244
 Plains All American Pipeline 6.125%, due
   01/15/17(d).....................................     1,050,000       836,190
 Sevan Marine ASA 12.290%, due 10/24/12
   (144A)(n)(a)(b).................................     1,500,000       139,244
   5.525%, due 04/15/13 (144A)(a)(b)...............       500,000       275,000
 Spectra Energy Capital LLC 6.200%, due 04/15/18(d)       975,000       847,483
                                                                  -------------
                                                                      3,665,611
                                                                  -------------
 FOOD PRODUCTS - 0.9%
 Arantes International, Ltd. 10.250%, due 06/19/13
   (144A)(b).......................................     1,400,000       525,000
 Bertin, Ltd. 10.250%, due 10/05/16 (144A)(b)......       200,000       111,000

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ---------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ---------------------------------------------------------------------------------

 FOOD PRODUCTS - CONTINUED
 Cargill, Inc. 5.200%, due 01/22/13 (144A)(b)...... $   1,025,000 $     939,830
 Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A)(b)       460,000       305,900
 Independencia International, Ltd. 9.875%, due
   05/15/15 (144A)(b)..............................       530,000       294,150
 Minerva Overseas, Ltd. 9.500%, due 02/01/17
   (144A)(b).......................................       575,000       319,125
 Phibro Animal Health Corp. 10.000%, due 08/01/13
   (144A)(b).......................................       580,000       466,900
                                                                  -------------
                                                                      2,961,905
                                                                  -------------
 GAS UTILITIES - 0.9%
 NGPL PipeCo LLC 6.514%, due 12/15/12 (144A)(b)....     1,140,000     1,082,799
 Questar Pipeline Co. 5.830%, due 02/01/18.........     1,240,000     1,148,217
 Transportadora de Gas del Sur S.A. 7.875%, due
   05/14/17 (144A)(b)(d)...........................     1,100,000       577,500
                                                                  -------------
                                                                      2,808,516
                                                                  -------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
 Biomet, Inc. 10.375%, due 10/15/17................     1,260,000     1,001,700
                                                                  -------------
 HEALTH CARE PROVIDERS & SERVICES - 0.8%
 DASA Finance Corp. 8.750%, due 05/29/18 (144A)(b).       400,000       305,000
 HCA, Inc.
   7.190%, due 11/15/15............................        10,000         5,589
   8.360%, due 04/15/24............................        50,000        25,842
   7.690%, due 06/15/25............................        50,000        23,723
   9.125%, due 11/15/14............................       495,000       460,350
   9.625%, due 11/15/16(e).........................     1,085,000       849,012
 UnitedHealth Group, Inc. 4.875%, due 02/15/13.....       950,000       887,749
                                                                  -------------
                                                                      2,557,265
                                                                  -------------
 HOMEBUILDERS - 0.4%
 Beazer Homes USA, Inc. 8.625%, due 05/15/11(d)....        85,000        45,475
 Meritage Homes Corp. 6.250%, due 03/15/15.........     1,380,000       738,300
 Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due
   04/19/16 (144A)(b)..............................       485,000       361,325
                                                                  -------------
                                                                      1,145,100
                                                                  -------------
 HOTELS, RESTAURANTS & LEISURE - 1.5%
 Codere Finance Luxembourg S.A. 8.250%, due
   06/15/15 (144A)(m)(b)...........................     1,475,000     1,014,910

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 HOTELS, RESTAURANTS & LEISURE - CONTINUED
 FireKeepers Development Authority 13.875%, due
   05/01/15 (144A)(b).............................. $     520,000 $     325,000
 Lottomatica SpA 8.250%, due 03/31/66 (144A)(m)(b).     1,740,000     1,555,457
 Mashantucket Pequot Tribe 8.500%, due 11/15/15
   (144A)(b).......................................     1,600,000       636,000
 Peermont Global Proprietary, Ltd. 7.750%, due
   04/30/14 (144A)(m)(b)...........................       505,000       375,556
 Scientific Games Corp. 6.250%, due 12/15/12.......     1,125,000       911,250
 Station Casinos, Inc. 6.625%, due 03/15/18........       845,000        52,812
                                                                  -------------
                                                                      4,870,985
                                                                  -------------
 HOUSEHOLD DURABLES - 0.3%
 K. Hovnanian Enterprises, Inc. 7.750%, due
   05/15/13(d).....................................        30,000         6,750
 Whirlpool Corp. 5.500%, due 03/01/13..............     1,235,000       977,966
                                                                  -------------
                                                                        984,716
                                                                  -------------
 HOUSEHOLD PRODUCTS - 0.4%
 Central Garden and Pet Co. 9.125%, due 02/01/13(d)       780,000       464,100
 Yankee Acquisition Corp.
   8.500%, due 02/15/15(d).........................       100,000        47,125
   9.750%, due 02/15/17(d).........................     1,550,000       658,750
                                                                  -------------
                                                                      1,169,975
                                                                  -------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
 Ormat Funding Corp. 8.250%, due 12/30/20..........       826,427       615,688
                                                                  -------------
 INSURANCE - 3.2%
 American General Finance Corp. 6.900%, due
   12/15/17........................................     1,285,000       556,806
 Atlas Reinsurance Plc 13.222%, due
   01/10/11 (144A)(m)(a)(b)........................       250,000       330,137
 Australis, Ltd., Series 6.842%, due
   03/24/09 (144A)(a)(b)...........................       250,000       246,575
 Blue Fin, Ltd. 8.689%, due 04/10/12 (144A)(a)(b)..       250,000       215,150
 Caelus Re, Ltd. 8.453%, due 06/07/11 (144A)(a)(b).       250,000       238,900

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 INSURANCE - CONTINUED
 Conseco, Inc. 9.500%, due 10/15/06 (144A)(c)(f)... $      40,000 $           0
 DB Master Finance LLC 8.285%, due 06/20/31
   (144A)(b).......................................     1,550,000       999,843
 Eurus, Ltd. 9.758%, due 04/08/09 (144A)(a)(b).....       300,000       295,545
 GlobeCat, Ltd. 10.708%, due 01/02/13 (144A)(a)(b).       550,000       527,890
 Hanover Insurance Group, Inc. 7.625%, due
   10/15/25(d).....................................     1,335,000       807,675
 Kingsway America, Inc. 7.500%, due 02/01/14.......     1,030,000       677,861
 Liberty Mutual Group 7.300%, due 06/15/14
   (144A)(b).......................................       340,000       289,816
 Liberty Mutual Group, Inc.
   7.000%, due 03/15/37 (144A)(b)..................     1,185,000       565,797
   10.750%, due 06/15/58 (144A)(b).................       775,000       426,800
 MBIA Insurance Corp. 14.000%, due
   01/15/33 (144A)(b)..............................     1,095,000       558,869
 Muteki, Ltd. 6.549%, due 05/24/11 (144A)(a)(b)....       460,000       436,770
 Mystic Re. Ltd., Series A 9.203%, due
   05/31/09 (144A)(a)(b)...........................       250,000       247,800
 Platinum Underwriters Finance, Inc. 7.500%, due
   06/01/17........................................     1,305,000       848,273
 Presidential Life Corp. 7.875%, due 02/15/09......     1,325,000     1,253,781
 Residential Reinsurance 2006, Ltd. 12.203%, due
   06/05/09 (144A)(a)(b)...........................       250,000       249,213
 Residential Reinsurance 2008, Ltd. 8.953%, due
   06/06/11 (144A)(a)(b)...........................       300,000       290,580
 USI Holdings Corp. 6.024%, due
   11/15/14 (144A)(a)(b)...........................       400,000       164,500
 Willow Re, Ltd. 8.545%, due 06/16/10 (144A)(a)(b).       250,000       150,688
                                                                  -------------
                                                                     10,379,269
                                                                  -------------

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 INTERNET & CATALOG RETAIL - 0.3%
 Expedia, Inc. 8.500%, due 07/01/16 (144A)(b)...... $     750,000 $     562,500
 Ticketmaster 10.750%, due 08/01/16 (144A)(b)......     1,020,000       555,900
                                                                  -------------
                                                                      1,118,400
                                                                  -------------
 IT SERVICES - 0.1%
 Freescale Semiconductor, Inc.
   5.871%, due 12/15/14(a).........................       525,000       181,125
   9.125%, due 12/15/14(d)(e)......................       650,000       152,750
                                                                  -------------
                                                                        333,875
                                                                  -------------
 MACHINERY - 1.0%
 American Railcar Industries, Inc. 7.500%, due
   03/01/14........................................       940,000       625,100
 Commercial Vehicle Group, Inc. 8.000%, due
   07/01/13........................................       470,000       223,250
 Gardner Denver, Inc. 8.000%, due 05/01/13.........       400,000       354,000
 Greenbrier Co., Inc. (The) 8.375%, due 05/15/15...     1,360,000       974,100
 Mueller Water Products, Inc. 7.375%, due 06/01/17.     1,270,000       869,950
 Titan International, Inc. 8.000%, due 01/15/12....       235,000       175,075
                                                                  -------------
                                                                      3,221,475
                                                                  -------------
 MANUFACTURING - 0.1%
 Park - Ohio Industries, Inc. 8.375%, due 11/15/14.       565,000       234,475
                                                                  -------------
 MARINE - 0.2%
 CMA CGM S.A. 7.250%, due 02/01/13 (144A)(b).......       310,000       139,700
 Kiowa Power Partners LLC 5.737%, due 03/30/21
   (144A)(b).......................................       650,000       498,496
                                                                  -------------
                                                                        638,196
                                                                  -------------
 MEDIA - 0.6%
 CanWest Media, Inc. 8.000%, due 09/15/12..........           879           391
 Grupo Televisa S.A. 6.000%, due 05/15/18..........       885,000       748,622
 Kabel Deutschland GmbH 10.625%, due 07/01/14......       960,000       859,200
 Lamar Media Corp. 7.250%, due 01/01/13(d).........        80,000        64,200
 Time Warner Cable, Inc. 8.750%, due 02/14/19......       175,000       190,607

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 MEDIA - CONTINUED
 Univision Communications, Inc. 9.750%, due
   03/15/15 (144A)(b)(e)........................... $   1,630,000 $     211,900
                                                                  -------------
                                                                      2,074,920
                                                                  -------------
 METALS & MINING - 2.0%
 Algoma Acquisition Corp. 9.875%, due 06/15/15
   (144A)(b).......................................     1,415,000       544,775
 ALROSA Finance S.A. 8.875%, due 11/17/14 (144A)(b)       170,000       102,850
 ArcelorMittal 6.125%, due 06/01/18................     1,350,000       925,902
 Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
   (144A)(b).......................................       855,000       269,325
 CII Carbon LLC 11.125%, due 11/15/15 (144A)(b)....       890,000       574,050
 Commercial Metals Co. 7.350%, due 08/15/18........       445,000       356,883
 Compass Minerals International, Inc., Series
   B 0.000%/12.000%, due 06/01/13(h)...............        29,000        29,217
 Evraz Group S.A.
   8.875%, due 04/24/13 (144A)(b)..................       635,000       327,025
   9.500%, due 04/24/18 (144A)(b)..................       500,000       252,500
 FMG Finance Property, Ltd. 10.625%, due 09/01/16
   (144A)(b).......................................       255,000       149,175
 Freeport-McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17............................       270,000       221,707
   7.083%, due 04/01/15(a)(d)......................     1,150,000       760,437
 Industrias Metalurgicas Pescarmona S.A. 11.250%,
   due 10/22/14 (144A)(b)..........................       770,000       358,050
 Noranda Aluminium Acquisition Corp. 6.594%, due
   05/15/15(a).....................................       365,000       125,925
 Novelis, Inc. 7.250%, due 02/15/15................       400,000       234,000
 Vale Overseas, Ltd. 6.250%, due 01/11/16..........       270,000       257,445
 Vedanta Resources Plc 9.500%, due 07/18/18
   (144A)(b).......................................     1,965,000     1,031,625
                                                                  -------------
                                                                      6,520,891
                                                                  -------------
 OFFICE ELECTRONICS - 0.1%
 Xerox Corp.
   9.750%, due 01/15/09............................       100,000        99,900
   7.125%, due 06/15/10............................       245,000       230,038
                                                                  -------------
                                                                        329,938
                                                                  -------------

 ---------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ---------------------------------------------------------------------------------

 OIL, GAS & CONSUMABLE FUELS - 2.9%
 Buckeye Partners L.P. 6.050%, due 01/15/18........ $     435,000 $     365,244
 Canadian Natural Resources, Ltd. 5.900%, due
   02/01/18(d).....................................       620,000       536,568
 Compton Petroleum Finance Corp. 7.625%, due
   12/01/13........................................     1,065,000       324,825
 Copano Energy LLC 8.125%, due 03/01/16............       250,000       182,500
 DDI Holdings A.S. 9.300%, due 01/19/12-04/26/12(b)     1,415,581       748,986
 Gaz Capital S.A. 8.146%, due 04/11/18 (144A)(b)...       190,000       134,900
 Harvest Operations Corp. 7.875%, due 10/15/11.....       490,000       355,250
 Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%,
   due 11/01/15 (144A)(b)..........................       660,000       468,600
 Kinder Morgan Energy Partners LP 5.950%, due
   02/15/18........................................     1,375,000     1,175,482
 Massey Energy Co. 6.875%, due 12/15/13............     2,080,000     1,549,600
 Nakilat, Inc.
   6.067%, due 12/31/33 (144A)(b)..................       410,000       275,493
   6.267%, due 12/31/33 (144A)(b)..................     1,110,000       745,656
 Parallel Petroleum Corp. 10.250%, due 08/01/14....       725,000       464,000
 Quicksilver Resources, Inc. 7.125%, due 04/01/16..       675,000       364,500
 SandRidge Energy, Inc.
   7.508%, due 04/01/14(a).........................       600,000       319,485
   8.625%, due 04/01/15(e).........................       980,000       519,400
   8.000%, due 06/01/18 (144A)(b)..................       175,000        98,000
 Seven Seas Petroleum, Inc. 12.500%, due
   05/15/05(f)(g)..................................        60,000             0
 Southern Union Co. 7.200%, due 11/01/66...........       690,000       241,500
 Stone Energy Corp. 8.250%, due 12/15/11(d)........        80,000        50,000
 VeraSun Energy Corp. 9.875%, due 12/15/12(d)(g)...       605,000       366,025
 XTO Energy, Inc. 6.250%, due 04/15/13.............        30,000        29,290
                                                                  -------------
                                                                      9,315,304
                                                                  -------------
 PAPER & FOREST PRODUCTS - 0.7%
 Ceva Group Plc
   1.000%, due 11/04/13............................       129,783        80,789
   10.000%, due 09/01/14 (144A)(b).................       700,000       522,375
   8.500%, due 12/01/14 (144A)(m)(b)...............       790,000       428,274

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------------
                                                        PAR             VALUE
 SECURITY DESCRIPTION                                  AMOUNT          (NOTE 2)
 ------------------------------------------------------------------------------------

 PAPER & FOREST PRODUCTS - CONTINUED
 Graham Packaging Co., Inc. 8.500%, due 10/15/12... $   1,800,000    $   1,291,500
 Louisiana-Pacific Corp. 8.875%, due 08/15/10......        10,000            7,705
                                                                     -------------
                                                                         2,330,643
                                                                     -------------
 PHARMACEUTICALS - 0.5%
 Angiotech Pharmaceuticals, Inc. 7.750%, due
   04/01/14(d).....................................       825,000          181,500
 Talecris Biotherapeutics Holdings Corp. 6.574%,
   due 12/06/13....................................     1,292,869        1,105,403
 Warner Chilcott Corp. 8.750%, due 02/01/15........       465,000          416,175
                                                                     -------------
                                                                         1,703,078
                                                                     -------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
 B.F. Saul 7.500%, due 03/01/14....................       470,000          427,700
 Trustreet Properties, Inc. 7.500%, due 04/01/15...     1,375,000        1,493,815
 Ventas Realty LP/Ventas Capital Corp. 7.125%, due
   06/01/15........................................       330,000          259,875
                                                                     -------------
                                                                         2,181,390
                                                                     -------------
 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
 Alto Palermo S.A. 11.000%, due 06/11/12 (144A)(b).       150,000           53,250
 Forest City Enterprises, Inc. 7.625%, due 06/01/15     1,560,000          553,800
 WEA Finance LLC 7.125%, due 04/15/18 (144A)(b)....     1,320,000          937,817
                                                                     -------------
                                                                         1,544,867
                                                                     -------------
 ROAD & RAIL - 0.9%
 Burlington Northern Santa Fe Corp. 5.750%, due
   03/15/18........................................       650,000          627,686
 Groupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V. 9.375%, due 05/01/12...............       110,000          101,200
 Kansas City Southern de Mexico S.A. de C.V.
   7.625%, due 12/01/13............................       510,000          420,750
   7.375%, due 06/01/14............................       780,000          642,096
 Kansas City Southern Railway 8.000%, due 06/01/15.       863,151          686,205
 Union Pacific Corp. 7.875%, due 01/15/19..........       325,000          371,950
                                                                     -------------
                                                                         2,849,887
                                                                     -------------
 SOFTWARE - 0.5%
 First Data Corp. 9.875%, due 09/24/15(d)..........     2,695,000        1,643,950
                                                                     -------------

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 SPECIALTY RETAIL - 0.7%
 Brown Shoe Co., Inc. 8.750%, due 05/01/12......... $     555,000 $     413,475
 Edcon Proprietary, Ltd. 6.578%, due 06/15/14
   (144A)(m)(a)(b).................................       625,000       351,856
 Inergy LP/Inergy Finance Corp. 8.250%, due
   03/01/16........................................       355,000       278,675
 Sally Holdings LLC 9.250%, due 11/15/14(d)........     1,210,000     1,046,650
                                                                  -------------
                                                                      2,090,656
                                                                  -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.0%
 INVISTA, Inc. 9.250%, due 05/01/12 (144A)(b)......       145,000       102,225
                                                                  -------------
 THRIFTS & MORTGAGE FINANCE - 0.0%
 Western Financial Bank 9.625%, due 05/15/12.......        90,000        88,731
                                                                  -------------
 TOBACCO - 0.2%
 Alliance One International, Inc.
   8.500%, due 05/15/12............................       355,000       262,700
   11.000%, due 05/15/12...........................       495,000       413,325
                                                                  -------------
                                                                        676,025
                                                                  -------------
 TRADING COMPANIES & DISTRIBUTORS - 0.5%
 GATX Corp. 6.000%, due 02/15/18...................     1,645,000     1,464,897
                                                                  -------------
 TRANSPORTATION - 0.1%
 Stena A.B. 6.125%, due 02/01/17 (144A)(m)(b)......       460,000       281,346
                                                                  -------------
 UTILITIES - 0.6%
 Coso Geothermal Power Holdings 7.000%, due
   07/15/26 (144A)(b)..............................     1,715,464     1,432,413
 PNM Resources, Inc. 9.250%, due 05/15/15..........       460,000       368,000
                                                                  -------------
                                                                      1,800,413
                                                                  -------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.1%
 Telesat Canada/Telesat LLC 12.500%, due 11/01/17
   (144A)(b).......................................       375,000       226,876
                                                                  -------------
 Total Domestic Bonds & Debt Securities (Cost
 $198,372,058)                                                      139,750,704
                                                                  -------------

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.9%
 Federal Home Loan Mortgage Corp...................
   6.454%, due 01/15/17(a)(i)......................       126,304         6,899
   4.500%, due 07/01/20-04/01/22...................     5,734,582     5,875,593
   0.000%, due 06/15/30(j).........................        24,516        21,149
   6.000%, due 01/01/32(i).........................       234,758        29,690
   5.500%, due 03/15/32(i).........................       222,035        21,725
   6.804%, due 03/15/32(a)(i)......................       125,027        12,730

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
   5.000%, due 12/01/21-05/01/37................... $   7,305,939 $   7,481,326
   5.500%, due 01/01/35............................       654,584       671,385
   6.000%, due 06/01/35T...........................       398,069       410,650
 STRIPS 0 .000%, due 06/01/31(j)...................        23,977        20,323
 Federal National Mortgage Assoc.
   5.000%, due 03/25/17(i).........................       265,778        13,621
   7.229%, due 03/25/18(a)(i)......................       276,408        25,876
   4.500%, due 11/01/18-07/01/35...................     3,290,499     3,360,101
   5.500%, due 12/01/18-03/01/36...................     1,529,758     1,572,265
   5.000%, due 02/01/20-01/01/38...................    22,338,321    22,908,895
   0.000%, due 09/17/29(j).........................        11,803         9,873
   7.500%, due 01/01/30-01/25/42...................       338,664       354,856
   7.000%, due 11/25/31-12/25/41...................         3,516         3,696
   6.000%, due 01/01/32-04/25/33(i)................       267,838        38,478
   6.629%, due 01/25/32(a)(i)......................       441,849        25,263
   7.629%, due 03/25/32(a)(i)......................       119,257        15,015
   7.529%, due 09/25/32-10/25/32(a)(i).............       106,376        14,668
   6.529%, due 02/25/33(a)(i)......................       702,049        66,298
   4.000%, due 07/01/18............................       904,451       918,018
   6.500%, due 12/01/36-10/01/37...................     1,568,202     1,630,842
   5.532%, due 01/01/37(a).........................     1,033,395     1,052,620
   6.000%, due 11/01/37-07/01/38...................     9,909,831    10,214,012
 STRIPS 5.500%, due 01/01/33(i)....................       380,465        46,670
 Government National Mortgage Assoc.
   5.000%, due 10/15/18-06/15/35...................     2,344,680     2,415,120
   5.500%, due 08/15/19-01/15/37...................    12,610,795    13,032,053
   6.000%, due 02/15/24-05/20/32...................        96,694        99,950
   6.500%, due 11/15/32............................         6,453         6,784
   4.500%, due 09/15/33-10/15/35...................     8,367,692     8,552,383
 U.S. Treasury Bond 5.000%, due 05/15/37...........       248,000       359,406
 U.S. Treasury Inflation Index Note 2.500%, due
   07/15/16(d).....................................     3,754,625     3,726,172
 U.S. Treasury Note
   4.250%, due 08/15/13(d).........................     4,150,000     4,719,654
   3.875%, due 05/15/18(d).........................       100,000       114,063
   4.375%, due 02/15/38(d).........................     1,295,000     1,734,896
 U.S. Treasury STRIPS
   3.935%, due 05/15/13(d)(k)......................     1,500,000     1,403,479
   3.941%, due 11/15/13(k).........................       600,000       554,210
   3.954%, due 11/15/12(k).........................     6,800,000     6,520,306
                                                                  -------------
 Total U.S. Government & Agency Obligations (Cost
 $95,476,809)                                                       100,061,013
                                                                  -------------

 ---------------------------------------------------------------------------------
                                                        PAR             VALUE
 SECURITY DESCRIPTION                                  AMOUNT          (NOTE 2)
 ---------------------------------------------------------------------------------

 FOREIGN BONDS & DEBT SECURITIES - 5.7%
 BRAZIL - 0.2%
 Banco Nacional de Desenvolvimento Economico e
   Social 8.000%, due 04/28/10(m).................. $ 780,000,000    $     553,525
                                                                     -------------
 CANADA - 0.8%
 Government of Canada 5.500%, due 06/01/10(o)......       330,000          284,196
 Province of Ontario 5.500%, due 04/23/13(p).......     3,000,000        2,208,143
                                                                     -------------
                                                                         2,492,339
                                                                     -------------
 COLOMBIA - 0.2%
 Republic of Colombia 9.750%, due 04/23/09-04/09/11       620,854          644,563
                                                                     -------------
                                                                           644,563
                                                                     -------------
 FRANCE - 1.5%
 France Government Bond OAT 3.750%, due 04/25/17(m)     3,395,000        4,879,274
                                                                     -------------
 JAPAN - 0.9%
 Japanese Government CPI Linked Bond 1.100%, due
   12/10/16(q).....................................   306,300,000        2,937,385
                                                                     -------------
 MEXICO - 0.0%
 United Mexican States 7.500%, due 01/14/12........        84,000           90,720
                                                                     -------------
 NETHERLANDS - 0.1%
 Kingdom of the Netherlands 5.000%, due 07/15/12(m)       130,000          194,311
                                                                     -------------
 NORWAY - 0.5%
 Government of Norway
   5.500%, due 05/15/09(n).........................     2,200,000          315,737
   6.000%, due 05/16/11(n).........................     9,460,000        1,455,968
                                                                     -------------
                                                                         1,771,705
                                                                     -------------
 RUSSIA - 0.3%
 Russian Federation
   8.250%, due 03/31/10 (144A)(b)..................        20,002           20,470
   7.500%, due 03/31/30 (144A)(b)..................     1,173,550        1,029,790
                                                                     -------------
                                                                         1,050,260
                                                                     -------------
 SWEDEN - 1.2%
 Kingdom of Sweden
   5.250%, due 03/15/11(r).........................    14,240,000        1,946,216
   5.500%, due 10/08/12(r).........................    12,740,000        1,826,453
                                                                     -------------
                                                                         3,772,669
                                                                     -------------
 Total Foreign Bonds & Debt Securities (Cost
 $17,273,033)                                                           18,386,751
                                                                     -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 CONVERTIBLE BONDS - 3.8%
 CAPITAL MARKETS - 0.1%
 Affiliated Managers Group, Inc. 3.950%, due
   08/15/38 (144A)(b).............................. $     480,000 $     328,200
                                                                  -------------
 COMMERCIAL BANKS - 0.1%
 National City Corp. 4.000%, due 02/01/11..........       485,000       434,681
                                                                  -------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
 Qwest Communications International, Inc. 3.500%,
   due 11/15/25....................................     1,430,000     1,210,137
                                                                  -------------
 ELECTRICAL EQUIPMENT & SERVICES - 0.2%
 General Cable Corp. 1.000%, due 10/15/12..........     1,150,000       723,063
                                                                  -------------
 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
 Flextronics International, Ltd. 1.000%, due
   08/01/10........................................       160,000       132,800
 L-1 Identity Solutions, Inc. 3.750%, due 05/15/27.     1,355,000       723,231
                                                                  -------------
                                                                        856,031
                                                                  -------------
 ENERGY EQUIPMENT & SERVICES - 0.3%
 Transocean, Ltd.
   1.625%, due 12/15/37............................       540,000       473,175
 Series B 1.500%, due 12/15/37.....................       625,000       509,375
                                                                  -------------
                                                                        982,550
                                                                  -------------
 HEALTH CARE PROVIDERS & SERVICES - 0.6%
 LifePoint Hospitals, Inc.
    3.500%, due 05/15/14...........................     1,050,000       715,312
    3.250%, due 08/15/25...........................       315,000       227,981
 Omnicare, Inc. 3.250%, due 12/15/35...............     1,675,000       948,469
                                                                  -------------
                                                                      1,891,762
                                                                  -------------
 HOTELS, RESTAURANTS & LEISURE - 0.2%
 Scientific Games Corp. 0.750%, due 12/01/24.......       910,000       788,288
                                                                  -------------
 INTERNET SOFTWARE & SERVICES - 0.0%
 Cybernet Internet Services International,
   Inc. 13.000%, due 08/15/09 (144A)(c)(f)(g)......       440,000             0
                                                                  -------------
 MACHINERY - 0.0%
 Greenbrier Co., Inc. (The) 2.375%, due 05/15/26...       115,000        49,316
                                                                  -------------
 MARINE - 0.3%
 Horizon Lines, Inc. 4.250%, due 08/15/12..........     1,725,000       892,688
                                                                  -------------

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 OIL, GAS & CONSUMABLE FUELS - 0.2%
 Massey Energy Co. 3.250%, due 08/01/15............ $   1,170,000 $     640,575
                                                                  -------------
 PHARMACEUTICALS - 0.2%
 Mylan, Inc. 1.250%, due 03/15/12..................       810,000       599,400
                                                                  -------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.2%
 GCI, Inc. 7.250%, due 02/15/14....................       725,000       569,125
                                                                  -------------
 TRADING COMPANIES & DISTRIBUTORS - 0.2%
 WESCO International, Inc. 1.750%, due 11/15/26....     1,205,000       670,281
                                                                  -------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.5%
 NII Holdings, Inc. 3.125%, due 06/15/12...........     2,725,000     1,665,656
                                                                  -------------
 Total Convertible Bonds (Cost $13,372,724)                          12,301,753
                                                                  -------------

 LOAN PARTICIPATION - 4.1%
 Accuride Corp. 5.562%, due 01/31/12...............       750,000       517,969
 Aeroflex 5.437%, due 08/15/14.....................       588,088       338,150
 Algoma Steel, Inc. 4.42%, due 06/20/14............       958,844       594,483
 AmWINS Group, Inc. 5.15%, due 06/11/13............       640,992       423,055
 Calpine Corp. 5.685%, due 03/29/09................     1,034,661       769,342
 Centennial Cellular Operating 5.375%, due 02/09/11       321,140       306,287
 Ceva Group Plc 5.046%, due 11/04/13...............       390,455       255,748
 Charter Communications 8.500%, due 03/06/14.......       277,900       220,585
 Flextronics International, Ltd.
   6.500%, due 05/15/13............................       245,000       194,775
   4.963%, due 10/01/14............................     1,035,552       670,520
   5.04%, due 10/01/14.............................       297,572       192,678
 Fresenius Medical Care AG & Co. 6.75%, due
   08/22/14........................................       129,979       119,147
 Fresenius Se 6.750%, due 08/20/14.................        70,021        63,719
 H3C Holdings, Ltd. 5.63%, due 09/28/12............       545,957       450,414
 Hudson Products Holdings 8.000%, due 08/24/15.....       773,062       610,719
 Ineos U.S. Finance
   4.884%, due 12/16/13............................       117,685        51,370
   5.334%, due 12/14/14............................       117,673        51,556

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ---------------------------------------------------------------------------------
                                                     SHARES/PAR         VALUE
 SECURITY DESCRIPTION                                  AMOUNT          (NOTE 2)
 ---------------------------------------------------------------------------------

 LOAN PARTICIPATION - CONTINUED
 Inverness Medical Innovations 6.140%, due
   06/26/15(a)..................................... $   1,000,000    $     622,500
 J.G. Wentworth LLC 5.051%, due 03/01/14(a)........       650,000          186,875
 Jarden Corp. 5.301%, due 01/24/12(a)..............       492,501          380,868
 Kansas City Southern Railway 8.000%, due 06/01/15.       161,849          128,670
 Knology, Inc. 5.038%, due 04/30/12(a).............       827,455          492,335
 L 1 Identity Solutions, Inc. 7.294%, due
   07/29/13(a).....................................       377,225          332,901
 Life Techonolgies Corp. 5.283%, due 06/11/16(a)...       438,900          414,030
 New World Gaming Partners 5.283%, due
   06/28/14-07/16/14(a)............................     1,436,123          612,743
 Niagra 5.461%, due 06/29/14(a)....................       441,738          206,512
 NRG Energy, Inc.
   2.701%, due 02/01/13(a).........................       164,098          144,509
   4.301%, due 02/01/13(a).........................       333,025          293,271
 Sally Holdings LLC 5.080%, due 11/18/13(a)........       244,987          178,535
 Scitor Corp. 6.720%, due 09/28/14(a)..............       104,591           87,856
 Stratos Global Corp. 5.301%, due 02/13/12(a)......       949,495          797,576
 Sun Healthcare Bank
   4.173%, due 04/12/14(a).........................       354,508          232,203
   2.701%, due 04/12/14(a).........................        80,460           52,701
   4.912%, due 04/19/14(a).........................        47,703           31,245
 SunGuard Data Systems, Inc. 8.000%, due 02/28/14..       299,250          231,171
 Synagro Technologies, Inc. 4.691%, due 04/02/14(a)       247,487          167,054
 Telesat Canada
   5.771%, due 10/23/14(a).........................     1,277,859          875,972
   4.344%, due 10/23/14(a).........................       109,754           75,237
 URS Corp. 5.308%, due 05/01/13(a).................       318,219          275,260
 USI Holdings Corp. 5.560%, due 04/30/14(a)........       344,750          137,900
 Wrigley Jr. Co. 7.750%, due 07/25/14..............       800,000          768,888
                                                                     -------------
 Total Loan Participation (Cost $19,106,386)                            13,557,329
                                                                     -------------

 COMMON STOCKS - 0.1%
 AIRLINES - 0.0%
 UAL Corp. (144A)(c)(d)............................           542            5,973
                                                                     -------------
 BUILDING PRODUCTS - 0.0%
 Owens Corning, Inc.*(d)...........................         2,967           51,329
                                                                     -------------

 -----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
 SECURITY DESCRIPTION                                  AMOUNT      (NOTE 2)
 -----------------------------------------------------------------------------

 CHEMICALS - 0.0%
 Sterling Chemicals, Inc.*.........................           35 $         385
                                                                 -------------

 COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
 Comdisco Holding Co., Inc.*.......................           83           647
 Loewen Group, Inc. (144A)(c)(f)...................       20,000             2
                                                                 -------------
                                                                           649
                                                                 -------------
 DIVERSIFIED FINANCIAL SERVICES - 0.0%
 Leucadia National Corp.*..........................           26           515
 Outsourcing Solutions, Inc. (144A)(c)(f)..........          270         1,146
                                                                 -------------
                                                                         1,661
                                                                 -------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
 Cincinnati Bell, Inc.*(d).........................           35            68
 Ionex Communications, Inc. (144A)(c)(f)...........          175             0
                                                                 -------------
                                                                            68
                                                                 -------------
 FOOD PRODUCTS - 0.0%
 Archibald Candy Corp. (144A)(c)(f)................          308           878
 Smithfield Foods, Inc.*...........................        2,165        30,461
                                                                 -------------
                                                                        31,339
                                                                 -------------
 INSURANCE - 0.0%
 Conseco, Inc.*....................................        5,666        29,350
                                                                 -------------
 MEDIA - 0.0%
 Knology, Inc.*(d).................................           99           511
                                                                 -------------
 METALS & MINING - 0.0%
 Aurora Foods, Inc. (144A)(c)(f)...................        2,833             0
                                                                 -------------
 OIL, GAS & CONSUMABLE FUELS - 0.0%
 York Research (144A)(c)(f)........................          337             0
                                                                 -------------
 PAPER & FOREST PRODUCTS - 0.0%
 Ainsworth Lumber Co., Ltd. (144A)*(b).............       46,081        86,954
                                                                 -------------
 TEXTILES, APPAREL & LUXURY GOODS - 0.0%
 Polymer Group, Inc. - Class A*....................          136           748
                                                                 -------------
 WIRELESS TELECOMMUNICATION SERVICES - 0.1%
 American Tower Corp. - Class A*...................        1,973        57,848
 iPCS, Inc.*.......................................        5,531        37,943
 USA Mobility, Inc.*(d)............................            4            46
                                                                 -------------
                                                                        95,837
                                                                 -------------
 Total Common Stocks (Cost $883,960)                                   304,804
                                                                 -------------

 PREFERRED STOCKS - 0.0%
 AIRLINES - 0.0%
 US Airways Group, Inc. - Class A (144A)(c)(f).....           16             0
                                                                 -------------
 INTERNET SOFTWARE & SERVICES - 0.0%
 PTV, Inc., Series A 10.000%, due 01/10/23.........            1             1
                                                                 -------------
 Total Preferred Stocks (Cost $--)                                           1
                                                                 -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                  SHARES      (NOTE 2)
 --------------------------------------------------------------------------------

 CONVERTIBLE PREFERRED STOCKS - 0.6%
 DIVERSIFIED FINANCIAL SERVICES - 0.6%
 Bank of America Corp. 7.250%*.....................        2,455 $   1,595,750
 Citigroup, Inc. 8.400%, due 04/29/49..............      620,000       410,155
                                                                 -------------
                                                                     2,005,905
                                                                 -------------
 METALS & MINING - 0.0%
 LTV Corp. (144A) 8.250% (144A)*(c)(f)(g)..........        7,000             0
                                                                 -------------
 Total Convertible Preferred Stocks (Cost
 $2,644,756)                                                         2,005,905
                                                                 -------------

 WARRANTS - 0.0%
 AIRLINES - 0.0%
 KMC Telecom Holdings, Inc., expire 1/31/08
   (144A)*(c)(f)...................................          250             0
 US Airways Group, Inc. - Class A1, expire 4/01/10
   (144A)*(c)(f)...................................           16             0
                                                                 -------------
                                                                             0
                                                                 -------------
 BUILDING PRODUCTS - 0.0%
 Dayton Superior Corp., expire
   6/15/09 (144A)*(c)(f)...........................          210             0
                                                                 -------------
 CHEMICALS - 0.0%
 Solutia, Inc., expire 7/15/09 (144A)*(c)(f).......           18             0
                                                                 -------------
 FOREIGN GOVERNMENT - 0.0%
 Republic of Venezuela, expire 4/15/20 (144A)*.....        1,700        32,300
                                                                 -------------
 LIFE SCIENCES TOOLS & SERVICES - 0.0%
 Mediq, Inc., expire 6/1/09 (144A)*(c)(f)..........          110             0
                                                                 -------------
 MEDIA - 0.0%
 MDP Acquisitions Plc, expires 10/01/13 (144A)*(b).           42           558
 Sirius XM Radio, Inc. expires
   3/15/10 (144A)*(b)(f)...........................          100         6,451
                                                                 -------------
                                                                         7,009
                                                                 -------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.0%
 COLO.COM, Inc., expire 3/15/10 (144A)*(c)(f)......          220             0
                                                                 -------------
 Total Warrants (Cost $45,746)                                          39,309
                                                                 -------------

 ESCROWED SHARES - 0.0%
 Vlasic Foods International, Inc. 0.000%, due
   01/01/49(f) (Cost - $0).........................      190,660         6,903
                                                                 -------------

-------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.1%
State Street Navigator Securities Lending Trust
  Prime Portfolio(l) (Cost - $16,609,008)......... $  16,609,008 $  16,609,008
                                                                 -------------

TOTAL INVESTMENTS - 103.5% (Cost $403,618,253)                     335,316,514
                                                                 -------------

Other Assets and Liabilities (net) - (3.5)%                        (11,386,877)
                                                                 -------------

TOTAL NET ASSETS - 100.0%                                        $ 323,929,635
                                                                 =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $57,719,324 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $88,498 of net assets.
(d) All or a portion of security is on loan.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(g) Security is in default and/or issuer is in bankruptcy.
(h) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i) Interest only security.
(j) Principal only security.
(k) Zero coupon bond - Interest rate represents current yield to maturity.
(l) Represents investment of collateral received from securities lending transactions.
(m) Par shown in Euro Currency. Value is shown in USD.
(n) Par shown in Norwegian Krone. Value is shown in USD.
(o) Par shown in Canadian Dollar. Value is shown in USD.
(p) Par shown in Australian Dollar. Value is shown in USD.
(q) Par shown in Japanese Yen. Value is shown in USD.
(r) Par shown in Swedish Krona. Value is shown in USD.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO



The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at December 31, 2008, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
        PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)  PORTFOLIO
        ---------------------------------------------------------------
                 AAA/Government/Government Agency               41.81%
                 AA                                              3.82
                 A                                               6.64
                 BBB                                            11.82
                 BB                                             11.98
                 B                                              12.48
                 Below B                                         3.11
                 Equities/Other                                  8.34
                                                               ------
                 Total:                                        100.00%
                                                               ======


                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                         $ 36,663,891      $0         $      0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS    298,637,228       0          154,341
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS             15,395       0                0
----------------------------------------------------------------------------------------
TOTAL                                          $335,316,514      $0         $154,341

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN SHORT SALES OTHER FINANCIAL
                                                       SECURITIES    AT VALUE    INSTRUMENTS+
---------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                         $ 99,104        $0            $0
 Accrued discounts/premiums                                (19)        0             0
 Realized Gain (Loss)                                       10         0             0
 Change in unrealized appreciation (depreciation)        4,262         0             0
 Net Purchases (Sales)                                 (87,962)        0             0
 Transfers In (Out) of Level 3                               0         0             0
---------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                       $ 15,395        $0            $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.



                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

PIONEER STRATEGIC INCOME PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $335,316,514
   Cash denominated in foreign currencies (c)                                  618,264
   Receivable for Trust shares sold                                            240,842
   Dividends receivable                                                         44,496
   Interest receivable                                                       5,313,705
   Unrealized appreciation on forward currency contracts (Note 8)              235,127
                                                                          ------------
       Total assets                                                        341,768,948
                                                                          ------------
LIABILITIES
   Due to bank--cash overdraft                                                 524,111
   Payables for:
       Trust shares redeemed                                                   317,601
       Unrealized depreciation on forward currency contracts (Note 8)           80,786
       Distribution and services fees--Class E                                     868
       Collateral for securities on loan                                    16,609,008
       Management fee (Note 3)                                                 162,863
       Administration fee                                                        2,424
       Custodian and accounting fees                                             8,955
   Accrued expenses                                                            132,697
                                                                          ------------
       Total liabilities                                                    17,839,313
                                                                          ------------
NET ASSETS                                                                $323,929,635
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $386,235,690
   Accumulated net realized loss                                           (13,866,152)
   Unrealized depreciation on investments and foreign currency             (68,315,219)
   Undistributed net investment income                                      19,875,316
                                                                          ------------
       Total                                                              $323,929,635
                                                                          ============
NET ASSETS
   Class A                                                                $317,067,047
                                                                          ============
   Class E                                                                   6,862,588
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  37,895,904
                                                                          ============
   Class E                                                                     822,648
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       8.37
                                                                          ============
   Class E                                                                        8.34
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding collateral for securities on loan       $387,009,245
(b)Includes cash collateral for securities loaned of                        16,609,008
(c)Identified cost of foreign cash                                             733,159

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

PIONEER STRATEGIC INCOME PORTFOLIO
INVESTMENT INCOME
   Dividends                                                              $     72,055
   Interest (1)                                                             26,383,139
                                                                          ------------
       Total investment income                                              26,455,194
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                   2,131,520
   Administration fees                                                          26,707
   Custodian and accounting fees                                                98,077
   Distribution and services fees--Class E                                       8,306
   Audit and tax services                                                       53,137
   Legal                                                                        19,150
   Trustee fees and expenses                                                    18,375
   Shareholder reporting                                                        14,778
   Other                                                                         6,207
                                                                          ------------
       Total expenses                                                        2,376,257
                                                                          ------------
   Net investment income                                                    24,078,937
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain on:
       Investments                                                           3,889,272
       Foreign currency                                                      2,752,371
                                                                          ------------
   Net realized gain on investments and foreign currency                     6,641,643
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (70,954,035)
       Foreign currency                                                       (797,326)
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (71,751,361)
                                                                          ------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (65,109,718)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(41,030,781)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:             $    367,771

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



PIONEER STRATEGIC INCOME PORTFOLIO
                                                                                                YEAR ENDED    YEAR ENDED
                                                                                               DECEMBER 31,  DECEMBER 31,
                                                                                                   2008          2007
                                                                                               ------------  ------------  -
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                                      $ 24,078,937  $ 15,299,991
    Net realized gain on investments and foreign currency                                         6,641,643     1,906,345
    Net change in unrealized appreciation (depreciation) on investments and foreign currency    (71,751,361)    1,569,300
                                                                                               ------------  ------------  -
    Net increase (decrease) in net assets resulting from operations                             (41,030,781)   18,775,636
                                                                                               ------------  ------------  -
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                                    (23,170,014)   (1,894,886)
     Class E                                                                                             --            --
    From net realized gains
     Class A                                                                                             --            --
     Class E                                                                                             --            --
                                                                                               ------------  ------------  -
    Net decrease in net assets resulting from distributions                                     (23,170,014)   (1,894,886)
                                                                                               ------------  ------------  -
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                                    124,197,446    94,165,133
     Class E                                                                                      9,704,659            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                     23,170,014     1,894,886
     Class E                                                                                             --            --
    Cost of shares repurchased
     Class A                                                                                    (94,826,569)  (39,081,439)
     Class E                                                                                     (1,788,874)           --
                                                                                               ------------  ------------  -
    Net increase in net assets from capital share transactions                                   60,456,676    56,978,580
                                                                                               ------------  ------------  -
NET INCREASE (DECREASE) IN NET ASSETS                                                            (3,744,119)   73,859,330
    Net assets at beginning of period                                                           327,673,754   253,814,424
                                                                                               ------------  ------------  -
    Net assets at end of period                                                                $323,929,635  $327,673,754
                                                                                               ============  ============  =
    Net assets at end of period includes undistributed net investment income                   $ 19,875,316  $ 16,359,677
                                                                                               ============  ============  =

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                            CLASS A
PIONEER STRATEGIC INCOME PORTFOLIO                 ----------------------------------------------------------------
                                                   FOR THE YEARS ENDED
                                                     DECEMBER 31,      PERIOD ENDED FOR THE YEARS ENDED OCTOBER 31,
                                                   ------------------- DECEMBER 31, ---------------------------
                                                     2008      2007      2006(C)     2006      2005       2004++
                                                   -------    ------   ------------  ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $ 10.02    $ 9.46      $ 9.81    $ 9.56    $ 9.73    $ 9.53
                                                   -------    ------      ------     ------    ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a)..........................    0.64      0.51        0.07      0.49      0.53      0.57
Net Realized/Unrealized Gain (Loss) on Investments   (1.63)     0.12        0.04      0.15     (0.04)     0.48 (a)
                                                   -------    ------      ------     ------    ------   ------
Total from Investment Operations..................   (0.99)     0.63        0.11      0.64      0.49      1.05
                                                   -------    ------      ------     ------    ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............   (0.66)    (0.07)      (0.46)    (0.39)    (0.66)    (0.85)
Distributions from Net Realized Capital Gains.....      --        --          --        --        --        --
                                                   -------    ------      ------     ------    ------   ------
Total Distributions...............................   (0.66)    (0.07)      (0.46)    (0.39)    (0.66)    (0.85)
                                                   -------    ------      ------     ------    ------   ------
NET ASSET VALUE, END OF PERIOD.................... $  8.37    $10.02      $ 9.46    $ 9.81    $ 9.56    $ 9.73
                                                   =======    ======      ======     ======    ======   ======
TOTAL RETURN                                        (10.74)%    6.65%       1.10%     6.95%     5.17%    11.66%
Ratio of Expenses to Average Net Assets...........    0.67 %    0.76%       0.85%*    0.88%     0.86%     0.90%(b)
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.67 %    0.76%       0.85%*    0.88%      N/A       N/A
Ratio of Net investment Income to Average Net
  Assets..........................................    6.77 %    5.28%       4.56%*    5.13%     5.58%     6.19%
Portfolio Turnover Rate...........................    45.4 %    44.5%        6.4%     33.0%     37.0%     56.0%
Net Assets, End of Period (in millions)........... $ 317.1    $327.7      $253.8    $  243    $  186    $  107

*  Annualized
N/A Not Applicable
(a) Per share amount based on average shares outstanding during the period.
(b) The investment manager waived a portion of its management fee for the period.
(c) Fiscal Year End changed on November 1, 2006 from October 31 to December 31. ++ Audited by other auditors Independent Registered Public Accounting Firm.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                 CLASS E
PIONEER STRATEGIC INCOME PORTFOLIO                                         --------------------
                                                                              FOR THE PERIOD
                                                                                  ENDED
                                                                           DECEMBER 31, 2008(B)
                                                                           --------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................       $  9.51
                                                                                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)..................................................          0.43
Net Realized/Unrealized Loss on Investment................................         (1.60)
                                                                                 -------
Total from Investment Operations..........................................         (1.17)
                                                                                 -------
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................            --
Distributions from Net Realized Capital Gains.............................            --
                                                                                 -------
Total Distributions.......................................................            --
                                                                                 -------
NET ASSET VALUE, END OF PERIOD............................................       $  8.34
                                                                                 =======
TOTAL RETURN                                                                      (12.30)%
Ratio of Expenses to Average Net Assets...................................          0.84 %*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates.          0.84 %*
Ratio of Net Investment Loss to Average Net Assets........................          6.97 %*
Portfolio Turnover Rate...................................................          45.4 %
Net Assets, End of Period (in millions)...................................       $   6.9

*  Annualized
(a) Per share amount based on average shares outstanding during the period.
(b) Commencement of operations--04/28/08.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Pioneer Strategic Income Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and E Shares are currently offered by the Portfolio. Class B and C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued at the mean between bid and ask prices on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                    Expiring    Expiring
                          Total    12/31/2009  12/31/2010
                       ----------- ----------- ----------

                       $13,662,098 $11,398,536 $2,263,562

On May 1, 2006, Pioneer Strategic Income Portfolio, a series of The Travelers Series Trust, was reorganized into the Portfolio, a series of the Trust. The Portfolio acquired capital losses of $28,401,723, which are subject to an annual limitation of $6,843,272.

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. STRIPPED SECURITIES - The Portfolio may invest in "stripped securities," a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities ("POs"), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities ("IOs"), which are unmatured interest coupons that have been stripped from debt obligations. stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

L. LOAN PARTICIPATIONS - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio's investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

M. MORTGAGE RELATED AND OTHER ASSET BACKED SECURITIES - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio's Portfolio of Investments.

The Portfolio invests a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pioneer Investment Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008   % per annum  Average Daily Net Assets
          -------------------- ----------- --------------------------

               $2,131,520         0.60%    First $500 Million

                                  0.55%    $500 Million to $1 Billion

                                  0.53%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                --------------------------------------------------------
                                Class A                      Class E
                                -------                      -------

                                 1.25%                        1.40%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                         Net Increase
                        Beginning                                         in Shares     Ending
                         Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
                        ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008             32,708,363 13,117,395   2,433,825   (10,363,679)  5,187,541   37,895,904
 12/31/2007             26,825,628  9,702,802     196,158    (4,016,225)  5,882,735   32,708,363

 Class E

 04/28/2008-12/31/2008          --  1,024,045          --      (201,397)    822,648      822,648

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

           $70,140,436    $169,862,423   $142,575,661    $13,463,809

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $403,934,687  $8,677,600  $(77,295,773)  $(68,618,173)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $16,270,681 $16,609,008     $--     $16,609,008

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years or periods ended December 31, 2008 and 2007 were as follows:

              Ordinary Income     Long-Term Capital Gain         Total
           ---------------------- ---------------------- ----------------------
               2008       2007     2008        2007          2008       2007
           ----------- ---------- -----       -----      ----------- ----------

           $23,170,014 $1,894,886  $--         $--       $23,170,014 $1,894,886

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

    $20,142,038       $--      $(68,785,995)    $(13,662,098)   $(62,306,055)

8. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts to Sell:

                                                                               Net Unrealized
                                          Value at                             Appreciation/
Settlement Date  Contracts to Deliver December 31, 2008 In Exchange for U.S. $ (Depreciation)
---------------  -------------------- ----------------- ---------------------- --------------

  1/12/2009          2,647,000  AUD      $1,845,488          $ 1,764,702          $(80,786)

  1/30/2009          7,725,000  EUR      10,738,130           10,961,698           223,568

  2/5/2009         195,200,000  JPY       2,153,337            2,164,896            11,559
                                                                                  --------

                                                                                  $154,341
                                                                                  ========

AUD - Australian Dollar
EUR - Euro Dollar
JPY - Japanese Yen

9. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Pioneer Strategic Income Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended December 31, 2008, the period from November 1, 2006 to December 31, 2006 and each of the two years in the period ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2004 were audited by other auditors whose report, dated February 18, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income Portfolio of Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended December 31, 2008, the period from November 1, 2006 to December 31, 2006 and each of the two years in the period ended October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 27, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

PIONEER STRATEGIC INCOME PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Pioneer Strategic Income Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Pioneer Strategic Income Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the Lehman Brothers U.S. Universal Bond Index, for the three- and five- year periods, and performed on par with the benchmark for the one-year period. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Pioneer Strategic Income Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above and below the Expense Group median, respectively. The Board also considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Universe median. The Portfolio's actual management fees were above the Sub-advised Expense Universe median and the Portfolio's total expenses were at the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Pioneer Strategic Income Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at asset levels up to $5 billion, at which point the fee level increases above the asset-weighted average of comparable funds for all higher asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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(SEE DETAILS ON INSIDE COVER)



                                                 DECEMBER 31, 2008
             MET INVESTORS SERIES TRUST
             RAINIER LARGE CAP EQUITY PORTFOLIO


             ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
RAINIER LARGE CAP EQUITY PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY RAINIER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (41.70)% and (41.80)% for Class A and B Shares, respectively, versus (37.60)% for its benchmark, the Russell 1000(R) Index/1/.

MARKET ENVIRONMENT/CONDITIONS

U.S. equity markets declined significantly in 2008 with most of the losses coming in the fourth quarter. From the October 9, 2007, peak to the November 20, 2008, closing low, the market fell about 52%. All economic sectors, even the most defensive and conservative, suffered double-digit losses in 2008. Volatility was extreme, briefly worse than the most severe days of 1929-1931. In October of last year, the Dow Jones Industrial Average experienced two of its six largest daily percentage gains in history, only to give it all back and then some as the market fell to new lows. Four of the twenty largest percentage declines came in the last four months of the year. If that weren't enough, the Dow had its worst trading week in history October 6-10.

PORTFOLIO REVIEW/CURRENT POSITIONING

For the year, the financial sector accounted for the best relative performance in the Large Cap Equity strategy, versus the benchmark, mainly as a result of a slight underweight, and because of the disastrous stocks that it managed to avoid and did NOT own. A modest overweight in health-care stocks and better-than-index stock contribution in that sector also helped performance during the year. In this more defensive sector, our focus has been in the area of large-cap biotechnology, where companies with new product offerings, such as Gilead Sciences, Genentech and Celgene, experienced solid earnings growth and produced positive returns. We also benefitted from larger positions in Teva Pharmaceuticals, the largest manufacturer of generic drugs, and Abbott Labs, a diversified firm with significant new product launches under way.

Conversely, the most damaging part of the market was incurred in energy and materials and processing. After contributing positively in the first half of the year, these stocks dominated the list of largest detractors from performance in the quarter and the year, and were the principal reasons for underperformance. Included in this list of stocks were marine driller Transocean, energy producer Pioneer Natural Resources, and engineering and construction company McDermott International.

TEAM MANAGED APPROACH
DANIEL M. BREWER, CFA
MARK W. BROUGHTON, CFA
STACIE L. COWELL, CFA
MARK H. DAWSON, CFA
ANDREA L. DURBIN, CFA
JAMES R. MARGARD, CFA
PETER M. MUSSER, CFA
RAINIER INVESTMENT MANAGEMENT, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                 Percent of
                     Description                 Net Assets
                     --------------------------------------
                     Total S.A. (ADR)              2.79%
                     --------------------------------------
                     Gilead Sciences, Inc.         2.76%
                     --------------------------------------
                     Procter & Gamble Co. (The)    2.26%
                     --------------------------------------
                     Kroger Co. (The)              2.22%
                     --------------------------------------
                     Abbott Laboratories           2.17%
                     --------------------------------------
                     PepsiCo, Inc.                 2.16%
                     --------------------------------------
                     Oracle Corp.                  1.98%
                     --------------------------------------
                     CVS Caremark Corp.            1.98%
                     --------------------------------------
                     Transocean, Ltd.              1.97%
                     --------------------------------------
                     Hewlett-Packard Co.           1.94%
                     --------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

               [CHART]


Basic Materials                  2.8%
Communications                   8.4%
Cyclical                         9.2%
Non-cyclical                    29.4%
Energy                           9.8%
Financials                      11.3%
Industrials                     13.3%
Technology                      11.0%
Utilities                        4.8%



--------
/1/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $72.086 billion; the median market capitalization was approximately $3.279 billion. The smallest company in the index had a market capitalization of $25 million. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RAINIER LARGE CAP EQUITY PORTFOLIO                  FOR THE YEAR ENDED 12/31/08
MANAGED BY RAINIER INVESTMENT MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                 RAINIER LARGE CAP EQUITY PORTFOLIO MANAGED BY
 RAINIER INVESTMENT MANAGEMENT, INC. VS. RUSSELL 1000(R) INDEX/1/ AND RUSSELL
                            1000(R) GROWTH INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                 Rainier Large Cap           Russell 1000(R)     Russell 1000(R)
              Equity Portfolio--Class A         Index/1/         Growth Index/2/
              -------------------------      ---------------     ---------------
11/01/2007            $10,000                   $10,000              $10,000
12/31/2007             10,007                     9,511                9,597
12/31/2008              5,824                     5,935                5,908



    -----------------------------------------------------------------
                                     Average Annual Return/3/
                                     (for the period ended 12/31/08)
    -----------------------------------------------------------------
                                                      Since
                                     1 Year        Inception/4/
    -----------------------------------------------------------------
--  Rainier Large Cap Equity
    Portfolio--Class A               -41.70%         -36.91%
          Class B                    -41.80%         -37.02%
    -----------------------------------------------------------------
- - Russell 1000(R) Index/1/         -37.60%         -36.05%
    -----------------------------------------------------------------
--  Russell 1000(R) Growth Index/2/  -38.44%         -36.31%
    -----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $72.086 billion; the median market capitalization was approximately $3.279 billion. The smallest company in the index had a market capitalization of $25 million. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gains distributions.

/4/Inception of Class A and Class B shares is 11/1/07. Index returns are based on an inception date of 11/1/07.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
RAINIER LARGE CAP EQUITY PORTFOLIO           ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  637.60        $2.92
  Hypothetical (5% return before expenses)      1,000.00      1,021.57         3.61
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  637.60        $3.95
  Hypothetical (5% return before expenses)      1,000.00      1,021.57         4.88
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.71% and 0.96% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


          ------------------------------------------------------------
          SECURITY                                          VALUE
          DESCRIPTION                            SHARES    (NOTE 2)
          ------------------------------------------------------------

          COMMON STOCKS - 96.7%
          AEROSPACE & DEFENSE - 4.5%
          Boeing Co. (The)......................  78,425 $   3,346,395
          Precision Castparts Corp.............. 120,625     7,174,775
          Raytheon Co........................... 143,425     7,320,412
          United Technologies Corp.............. 132,225     7,087,260
                                                         -------------
                                                            24,928,842
                                                         -------------
          AIRLINES - 0.6%
          Delta Air Lines, Inc.*................ 289,650     3,319,389
                                                         -------------
          BEVERAGES - 2.2%
          PepsiCo, Inc.......................... 217,450    11,909,736
                                                         -------------
          BIOTECHNOLOGY - 5.8%
          Celgene Corp.*........................ 107,900     5,964,712
          Genentech, Inc.*......................  75,025     6,220,323
          Genzyme Corp.*........................  70,125     4,654,196
          Gilead Sciences, Inc.*................ 296,555    15,165,823
                                                         -------------
                                                            32,005,054
                                                         -------------
          CAPITAL MARKETS - 4.7%
          Affiliated Managers Group, Inc.*......  88,625     3,715,160
          Charles Schwab Corp. (The)............ 512,050     8,279,849
          Northern Trust Corp................... 102,150     5,326,101
          State Street Corp..................... 216,225     8,504,129
                                                         -------------
                                                            25,825,239
                                                         -------------
          CHEMICALS - 2.7%
          Monsanto Co...........................  67,100     4,720,485
          Mosaic Co. (The)...................... 133,025     4,602,665
          Praxair, Inc..........................  90,675     5,382,468
                                                         -------------
                                                            14,705,618
                                                         -------------
          COMMUNICATIONS EQUIPMENT - 2.7%
          Cisco Systems, Inc.*.................. 509,850     8,310,555
          QUALCOMM, Inc......................... 176,075     6,308,767
                                                         -------------
                                                            14,619,322
                                                         -------------
          COMPUTERS & PERIPHERALS - 3.4%
          Apple, Inc.*..........................  92,470     7,892,315
          Hewlett-Packard Co.................... 294,325    10,681,054
                                                         -------------
                                                            18,573,369
                                                         -------------
          CONSTRUCTION & ENGINEERING - 1.1%
          Foster Wheeler, Ltd.*................. 265,800     6,214,404
                                                         -------------
          CONTAINERS & PACKAGING - 0.4%
          Crown Holdings, Inc.*................. 115,000     2,208,000
                                                         -------------
          DIVERSIFIED CONSUMER SERVICES - 0.6%
          Apollo Group, Inc. - Class A*.........  42,600     3,264,012
                                                         -------------
          DIVERSIFIED FINANCIAL SERVICES - 1.8%
          Bank of America Corp.................. 181,775     2,559,392
          JPMorgan Chase & Co................... 232,850     7,341,761
                                                         -------------
                                                             9,901,153
                                                         -------------

         --------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                              SHARES    (NOTE 2)
         --------------------------------------------------------------

         ELECTRIC UTILITIES - 2.6%
         Allegheny Energy, Inc................... 187,450 $   6,347,057
         Entergy Corp............................  98,850     8,217,400
                                                          -------------
                                                             14,564,457
                                                          -------------
         ELECTRICAL EQUIPMENT - 2.0%
         ABB, Ltd. (ADR)......................... 304,000     4,563,040
         Emerson Electric Co..................... 171,725     6,286,852
                                                          -------------
                                                             10,849,892
                                                          -------------
         ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
         Trimble Navigation, Ltd.*............... 103,100     2,227,991
                                                          -------------
         ENERGY EQUIPMENT & SERVICES - 2.0%
         Transocean, Ltd.*....................... 229,589    10,848,080
                                                          -------------
         FOOD & STAPLES RETAILING - 5.8%
         CVS Caremark Corp....................... 378,375    10,874,497
         Kroger Co. (The)........................ 462,100    12,204,061
         Wal-Mart Stores, Inc.................... 155,650     8,725,739
                                                          -------------
                                                             31,804,297
                                                          -------------
         FOOD PRODUCTS - 1.9%
         ConAgra Foods, Inc...................... 204,375     3,372,188
         H.J. Heinz Co...........................  94,250     3,543,800
         J.M. Smucker Co. (The)..................  76,625     3,322,460
                                                          -------------
                                                             10,238,448
                                                          -------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
         Baxter International, Inc............... 155,570     8,336,996
         Becton, Dickinson & Co..................  38,725     2,648,403
         Hologic, Inc.*.......................... 150,350     1,965,075
                                                          -------------
                                                             12,950,474
                                                          -------------
         HEALTH CARE PROVIDERS & SERVICES - 1.8%
         Aetna, Inc.............................. 153,150     4,364,775
         Express Scripts, Inc.*..................  97,725     5,372,921
                                                          -------------
                                                              9,737,696
                                                          -------------
         HOTELS, RESTAURANTS & LEISURE - 1.1%
         McDonald's Corp......................... 100,650     6,259,424
                                                          -------------
         HOUSEHOLD PRODUCTS - 2.7%
         Energizer Holdings, Inc.*...............  44,150     2,390,281
         Procter & Gamble Co. (The).............. 200,850    12,416,547
                                                          -------------
                                                             14,806,828
                                                          -------------
         INDUSTRIAL CONGLOMERATES - 1.4%
         General Electric Co..................... 483,325     7,829,865
                                                          -------------
         INSURANCE - 3.6%
         ACE, Ltd................................ 134,975     7,142,877
         AFLAC, Inc.............................. 120,825     5,538,618
         Assurant, Inc........................... 103,275     3,098,250
         Manulife Financial Corp................. 237,050     4,036,961
                                                          -------------
                                                             19,816,706
                                                          -------------
         INTERNET SOFTWARE & SERVICES - 1.6%
         Google, Inc. - Class A*.................  27,805     8,554,208
                                                          -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


       -----------------------------------------------------------------
       SECURITY                                               VALUE
       DESCRIPTION                                 SHARES    (NOTE 2)
       -----------------------------------------------------------------

       IT SERVICES - 2.0%
       MasterCard, Inc. - Class A.................  22,475 $   3,212,352
       Paychex, Inc...............................  59,950     1,575,486
       Visa, Inc. - Class A....................... 117,134     6,143,678
                                                           -------------
                                                              10,931,516
                                                           -------------
       LIFE SCIENCES TOOLS & SERVICES - 0.5%
       Qiagen N.V.*............................... 168,675     2,961,933
                                                           -------------
       MACHINERY - 1.4%
       Bucyrus International, Inc................. 138,150     2,558,538
       ITT Corp................................... 114,775     5,278,502
                                                           -------------
                                                               7,837,040
                                                           -------------
       MEDIA - 2.4%
       DIRECTV Group, Inc. (The)*................. 442,675    10,141,684
       Omnicom Group, Inc......................... 113,675     3,060,131
                                                           -------------
                                                              13,201,815
                                                           -------------
       MULTI-UTILITIES - 2.0%
       Wisconsin Energy Corp...................... 127,975     5,372,391
       Xcel Energy, Inc........................... 315,050     5,844,177
                                                           -------------
                                                              11,216,568
                                                           -------------
       OIL, GAS & CONSUMABLE FUELS - 7.5%
       Alpha Natural Resources, Inc.*............. 127,925     2,071,106
       CONSOL Energy, Inc......................... 176,025     5,030,794
       Devon Energy Corp.......................... 125,000     8,213,750
       Exxon Mobil Corp........................... 107,700     8,597,691
       Pioneer Natural Resources Co............... 130,075     2,104,614
       Total S.A. (ADR)........................... 277,925    15,369,252
                                                           -------------
                                                              41,387,207
                                                           -------------
       PERSONAL PRODUCTS - 1.5%
       Avon Products, Inc......................... 341,475     8,205,644
                                                           -------------
       PHARMACEUTICALS - 5.9%
       Abbott Laboratories........................ 223,425    11,924,192
       Allergan, Inc.............................. 115,150     4,642,848
       Endo Pharmaceuticals Holdings, Inc.*.......  74,775     1,935,177
       Teva Pharmaceutical Industries, Ltd. (ADR). 225,075     9,581,443
       Wyeth...................................... 120,225     4,509,640
                                                           -------------
                                                              32,593,300
                                                           -------------
       REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
       Annaly Mortgage Management, Inc............ 269,900     4,283,313
                                                           -------------
       ROAD & RAIL - 1.2%
       Norfolk Southern Corp...................... 134,800     6,342,340
                                                           -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
       Broadcom Corp. - Class A*.................. 360,025     6,109,624
       Intel Corp................................. 404,050     5,923,373
       Intersil Corp. - Class A................... 255,050     2,343,910
                                                           -------------
                                                              14,376,907
                                                           -------------

      --------------------------------------------------------------------
      SECURITY                                   SHARES/PAR     VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      SOFTWARE - 4.0%
      Autodesk, Inc.*...........................     152,450 $   2,995,642
      Microsoft Corp............................     429,950     8,358,228
      Oracle Corp.*.............................     614,075    10,887,550
                                                             -------------
                                                                22,241,420
                                                             -------------
      SPECIALTY RETAIL - 1.6%
      Lowe's Cos., Inc..........................     115,225     2,479,642
      O' Reilly Automotive, Inc.*...............      90,525     2,782,738
      TJX Co., Inc. (The).......................     183,075     3,765,853
                                                             -------------
                                                                 9,028,233
                                                             -------------
      TEXTILES, APPAREL & LUXURY GOODS - 2.0%
      Coach, Inc.*..............................     133,650     2,775,911
      NIKE, Inc. - Class B......................     158,525     8,084,775
                                                             -------------
                                                                10,860,686
                                                             -------------
      WIRELESS TELECOMMUNICATION SERVICES - 1.5%
      America Movil S.A.B. de C.V. (ADR)........      86,675     2,686,058
      American Tower Corp. - Class A*...........     196,625     5,765,045
                                                             -------------
                                                                 8,451,103
                                                             -------------
      Total Common Stocks
      (Cost $716,125,466)                                      531,881,529
                                                             -------------

      SHORT-TERM INVESTMENT - 2.1%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 12/31/08 at 0.010% to
        be repurchased at $11,780,007 on
        01/02/09 collateralized by $12,020,000
        U.S. Treasury Bill at 1.000% due
        02/19/09 with a value of $12,020,000.
        (Cost - $11,780,000).................... $11,780,000    11,780,000
                                                             -------------

      TOTAL INVESTMENTS - 98.8%
      (Cost $727,905,466)                                      543,661,529
                                                             -------------

      Other Assets and Liabilities (net) - 1.2%                  6,636,093
                                                             -------------

      TOTAL NET ASSETS - 100.0%                              $ 550,297,622
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $531,881,529              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      11,780,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $543,661,529              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

RAINIER LARGE CAP EQUITY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $ 531,881,529
   Repurchase Agreement                                                      11,780,000
   Cash                                                                              65
   Receivable for investments sold                                            7,674,602
   Receivable for Trust shares sold                                             187,836
   Dividends receivable                                                         904,253
   Interest receivable                                                                3
                                                                          -------------
       Total assets                                                         552,428,288
                                                                          -------------
LIABILITIES
   Payables for:
       Investments purchased                                                  1,697,129
       Trust shares redeemed                                                     74,688
       Distribution and services fees--Class B                                    6,010
       Management fee (Note 3)                                                  301,617
       Administration fee                                                         3,829
       Custodian and accounting fees                                              6,040
   Accrued expenses                                                              41,353
                                                                          -------------
       Total liabilities                                                      2,130,666
                                                                          -------------
NET ASSETS                                                                $ 550,297,622
                                                                          =============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $ 877,425,497
   Accumulated net realized loss                                           (148,653,066)
   Unrealized depreciation on investments                                  (184,243,937)
   Undistributed net investment income                                        5,769,128
                                                                          -------------
       Total                                                              $ 550,297,622
                                                                          =============
NET ASSETS
   Class A                                                                $ 519,795,127
                                                                          =============
   Class B                                                                   30,502,495
                                                                          =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                   90,059,806
                                                                          =============
   Class B                                                                    5,299,051
                                                                          =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        5.77
                                                                          =============
   Class B                                                                         5.76
                                                                          =============

----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement                    $ 716,125,466

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


RAINIER LARGE CAP EQUITY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  10,558,905
   Interest                                                                     188,879
                                                                          -------------
       Total investment income                                               10,747,784
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    4,643,987
   Administration fees                                                           48,372
   Deferred expense reimbursement                                                   228
   Custodian and accounting fees                                                 62,556
   Distribution and services fees--Class B                                       78,260
   Audit and tax services                                                        33,006
   Legal                                                                         32,070
   Trustee fees and expenses                                                     17,382
   Shareholder reporting                                                         51,168
   Insurance                                                                      7,529
   Other                                                                          6,798
                                                                          -------------
       Total expenses                                                         4,981,356
       Less expenses reimbursed by the Manager                                     (147)
       Less broker commission recapture                                         (93,955)
                                                                          -------------
   Net expenses                                                               4,887,254
                                                                          -------------
   Net investment income                                                      5,860,530
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain (loss) on:
       Investments                                                         (148,189,954)
       Foreign currency                                                             170
                                                                          -------------
   Net realized loss on investments and foreign currency                   (148,189,784)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (208,993,104)
                                                                          -------------
   Net change in unrealized depreciation on investments                    (208,993,104)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (357,182,888)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(351,322,358)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     214,785

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


RAINIER LARGE CAP EQUITY PORTFOLIO
                                                                           YEAR ENDED   PERIOD ENDED
                                                                          DECEMBER 31,  DECEMBER 31,
                                                                              2008         2007*
                                                                         -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   5,860,530  $    703,260
   Net realized gain (loss) on investments                                (148,189,784)    7,759,777
   Net change in unrealized appreciation (depreciation) on investments    (208,993,104)   24,749,167
                                                                         -------------  ------------
   Net increase (decrease) in net assets resulting from operations        (351,322,358)   33,212,204
                                                                         -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                        --      (706,157)
     Class B                                                                        --        (5,075)
   From net realized gains
     Class A                                                                (7,949,019)           --
     Class B                                                                  (361,248)           --
                                                                         -------------  ------------
   Net decrease in net assets resulting from distributions                  (8,310,267)     (711,232)
                                                                         -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               163,589,836   740,540,252
     Class B                                                                53,968,138     8,176,536
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 7,949,019       706,157
     Class B                                                                   361,248         5,075
   Cost of shares repurchased
     Class A                                                               (80,669,877)   (1,813,175)
     Class B                                                               (15,071,702)     (312,232)
                                                                         -------------  ------------
   Net increase in net assets from capital share transactions              130,126,662   747,302,613
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (229,505,963)  779,803,585
   Net assets at beginning of period                                       779,803,585            --
                                                                         -------------  ------------
   Net assets at end of period                                           $ 550,297,622  $779,803,585
                                                                         =============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $   5,769,128  $         --
                                                                         =============  ============

*  For the period 11/01/2007 (Commencement of operations) through 12/31/2007.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                    CLASS A
RAINIER LARGE CAP EQUITY PORTFOLIO                                        -------------------------
                                                                          FOR THE YEAR FOR THE PERIOD
                                                                             ENDED         ENDED
                                                                          DECEMBER 31,  DECEMBER 31,
                                                                              2008        2007(B)
                                                                          ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................   $ 10.00        $10.00
                                                                            -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................      0.07          0.01
Net Realized/Unrealized Gain (Loss) on Investments.......................     (4.20)         0.00 +
                                                                            -------        ------
Total from Investment Operations.........................................     (4.13)         0.01
                                                                            -------        ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................        --         (0.01)
Distributions from Net Realized Capital Gains............................     (0.10)           --
                                                                            -------        ------
Total Distributions......................................................     (0.10)        (0.01)
                                                                            -------        ------
NET ASSET VALUE, END OF PERIOD...........................................   $  5.77        $10.00
                                                                            =======        ======
TOTAL RETURN                                                                 (41.70)%        0.09%
Ratio of Expenses to Average Net Assets After Reimbursement..............      0.69 %        0.75%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.      0.70 %        0.75%*
Ratio of Net Investment Income to Average Net Assets.....................      0.85 %        0.71%*
Portfolio Turnover Rate..................................................      97.5 %        11.2%
Net Assets, End of Period (in millions)..................................   $ 519.8        $771.8

                                                                                    CLASS B
                                                                          -------------------------
                                                                          FOR THE YEAR FOR THE PERIOD
                                                                             ENDED         ENDED
                                                                          DECEMBER 31,  DECEMBER 31,
                                                                              2008        2007(B)
                                                                          ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................   $ 10.00        $10.00
                                                                            -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a).................................................      0.05          0.00 +
Net Realized/Unrealized Gain (Loss) on Investments.......................     (4.19)         0.01
                                                                            -------        ------
Total from Investment Operations.........................................     (4.14)         0.01
                                                                            -------        ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................        --         (0.01)
Distributions from Net Realized Capital Gains............................     (0.10)           --
                                                                            -------        ------
Total Distributions......................................................     (0.10)        (0.01)
                                                                            -------        ------
NET ASSET VALUE, END OF PERIOD...........................................   $  5.76        $10.00
                                                                            =======        ======
TOTAL RETURN                                                                 (41.80)%        0.07%
Ratio of Expenses to Average Net Assets..................................      0.94 %        1.02%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.      0.96 %        1.04%*
Ratio of Net Investment Income to Average Net Assets.....................      0.63 %        0.27%*
Portfolio Turnover Rate..................................................      97.5 %        11.2%
Net Assets, End of Period (in millions)..................................   $  30.5        $  8.0

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/01/2007.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Rainier Large Cap Equity Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $71,840,517 $71,840,517

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2007 through 2008 tax year remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Rainier Investment Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

              $4,643,987         0.700%   First $150 Million

                                 0.675%   $150 Million to $300 Million

                                 0.650%   $300 Million to $1 Billion

                                 0.600%   Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement for the Portfolio shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                  Expenses Deferred in
                                                  --------------------
                                                  2007       2008
                           Maximum Expense Ratio  ----       ----
                           under current Expense  Subject to repayment
                             Limitation Agreement until December 31,
                             ------------------   --------------------
                           Class A     Class B    2012       2013
                           -------     -------    ----       ----

                            0.80%       1.05%     $81        $147

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The following amount was repaid to the Manager during the period ended December
31, 2008:          $228

The expenses reimbursed for the period ended December 31, 2008 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                                        Net Increase
                        Beginning                                        in Shares     Ending
                         Shares      Sales    Reinvestments Redemptions Outstanding    Shares
                        ---------- ---------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008             77,195,659 21,338,091    834,105    (9,308,049)  12,864,147  90,059,806
 11/01/2007-12/31/2007          -- 77,307,414     70,334      (182,089)  77,195,659  77,195,659

 Class B

 12/31/2008                797,181  6,316,922     37,946    (1,852,998)   4,501,870   5,299,051
 11/01/2007-12/31/2007          --    827,835        506       (31,160)     797,181     797,181

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $793,535,737        $--        $672,415,257

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal       Gross         Gross
             Income Tax   Unrealized    Unrealized   Net Unrealized
                Cost     Appreciation  Depreciation   Depreciation
            ------------ ------------ -------------  --------------

            $743,691,455  $6,784,519  $(206,814,445) $(200,029,926)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the period ended December 31, 2008 and 2007 were as follows:

              Ordinary Income   Long-Term Capital Gain        Total
            ------------------- ---------------------- -------------------
               2008      2007      2008        2007       2008      2007
            ---------- --------  ----------   -----    ---------- --------

            $4,088,246 $711,232 $4,222,021     $--     $8,310,267 $711,232

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed                Loss Carryforwards
    Ordinary      Long-Term   Net Unrealized  and Post October
     Income         Gain       Depreciation    Loss Deferrals       Total
  ------------- ------------- -------------- ------------------ -------------

   $5,769,128        $--      $(200,029,926)   $(132,867,077)   $(327,127,875)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Rainier Large Cap Equity Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2008 and the period from November 1, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rainier Large Cap Equity Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2008 and the period from November 1, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

RAINIER LARGE CAP EQUITY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Rainier Large Cap Equity Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services


--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Rainier Large Cap Equity Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the year-to-date period ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the Russell Midcap Growth Index, for the year-to-date period ended August 31, 2008. The Board also took into consideration that the Portfolio only commenced operations on November 1, 2007. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Rainier Large Cap Equity Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Rainier Large Cap Equity Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



                                             DECEMBER 31, 2008
                 MET INVESTORS SERIES TRUST
                 RCM TECHNOLOGY PORTFOLIO


                 ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
RCM TECHNOLOGY PORTFOLIO                            FOR THE YEAR ENDED 12/31/08
MANAGED BY RCM CAPITAL MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (44.25)%, (44.45)%, and (44.49)% for Class A, B and E Shares, respectively, versus (40.13)%, (43.33)% and 37.00% for its benchmarks, the NASDAQ Composite Index/1/, the S&P North American Technology Sector Index(TM)/2/ and the S&P 500(R) Index/3/ respectively.

PORTFOLIO REVIEW/MARKET ENVIRONMENT/CONDITIONS

The S&P North America Technology Sector Index(TM) was biased towards larger cap U.S. technology stocks during 2008. The Portfolio's exposure to the higher growth, mid cap stocks which, in many cases, significantly declined during the same time period, hurt performance. In addition, the Portfolio's global exposure, particularly to holdings in Asia, detracted from performance. Some of the Portfolio's worst performing stocks were two Chinese companies, one an internet company and one a solar company; we sold both during the year but they still detracted from overall performance.

As 2007 ended, concerns about the credit markets intensified, and during the first quarter of 2008 many portions of the credit markets ceased to function. After the rescue of Bear Stearns and the U.S. Federal Reserve's willingness to take broker and bank debt as collateral for treasury bills, liquidity began to be restored in financial markets. Technology stocks had their only positive returns during the second quarter of 2008. As the third quarter progressed, we became more concerned about the financial markets and defensively positioned the Portfolio by increasing portfolio weights to hold more larger-cap names. Unfortunately, we were not cautious enough as the bankruptcy of Lehman triggered a loss of confidence in all debt that was not guaranteed by a government and caused the financial markets to freeze. Business took a step downward in mid-September and did not seem to stabilize until the end of November. As a result, stock prices declined dramatically, investors appeared to flee all risk, and new projects were downsized, postponed, or otherwise impacted by tight money.

To protect the Portfolio, we conducted an analysis comparing the performance of individual technology companies during today's market to the technology bust of 2000-2003. As a result, we decided to purchase many of these stocks based on their ability to weather a downturn. What we did not anticipate was the panic selling by hedge funds of many of our mid-cap holdings, which were hit by redemptions in the latter part of 2008. Fundamentals and valuation were largely irrelevant during this period of selling. However, we believe growth is now selling at a discount on a Price/Earnings to Growth ("PEG") basis to stability, and the stocks the Portfolio is invested in are near historically low valuations. In many cases, we have decided to maintain these holdings in the Portfolio despite their stock weakness, and in some cases we even purchased more, though performance has suffered as a result.

HUACHEN CHEN,
CFA, Senior Portfolio Manager
WALTER C. PRICE, JR.,
CFA, Senior Portfolio Manager
RCM CAPITAL MANAGEMENT, INC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Microsoft Corp.                          7.75%
               -------------------------------------------------
               Hewlett-Packard Co.                      6.30%
               -------------------------------------------------
               Oracle Corp.                             5.66%
               -------------------------------------------------
               International Business Machines Corp.    5.17%
               -------------------------------------------------
               Google, Inc.--Class A                    5.05%
               -------------------------------------------------
               QUALCOMM, Inc.                           4.85%
               -------------------------------------------------
               Cisco Systems, Inc.                      4.54%
               -------------------------------------------------
               Apple, Inc.                              4.14%
               -------------------------------------------------
               Intel Corp.                              3.68%
               -------------------------------------------------
               McAfee, Inc.                             3.17%
               -------------------------------------------------

--------

/1/ The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P North American Technology Sector Index(TM) (formerly S&P GSTI Composite(TM)) is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RCM TECHNOLOGY PORTFOLIO                            FOR THE YEAR ENDED 12/31/08
MANAGED BY RCM CAPITAL MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials                1.3%
Communications                31.4%
Cyclical                       2.9%
Non-Cyclical                   1.0%
Energy                         1.3%
Investment Company Securities  0.5%
Industrials                    2.8%
Technology                    58.8%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RCM TECHNOLOGY PORTFOLIO                            FOR THE YEAR ENDED 12/31/08
MANAGED BY RCM CAPITAL MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                      RCM TECHNOLOGY PORTFOLIO MANAGED BY
 RCM CAPITAL MANAGEMENT LLC VS. NASDAQ COMPOSITE INDEX/1/, S&P NORTH AMERICAN
            TECHNOLOGY SECTOR INDEX(TM)/2/ AND S&P 500(R) INDEX/3/
                           Growth Based on $10,000+

                                     [CHART]

                   RCM                           S&P North
               Technology          NASDAQ        American
                Portfolio        Composite   Technology Sector    S&P 500(R)
                --Class B        Index/1/      Index/TM//2/        Index/3/
               ----------        ---------   -----------------    ----------
02/12/2001      $10,000           $10,000       $10,000           $10,000
12/31/2001        6,160             7,115         7,106             8,509
12/31/2002        3,040             4,900         4,244             6,628
12/31/2003        4,790             7,396         6,544             8,531
12/31/2004        4,584             8,072         6,735             9,458
12/31/2005        5,089             8,244         6,872             9,923
12/31/2006        5,362             9,101         7,489            11,491
12/31/2007        7,052            10,085         8,758            12,122
12/31/2008        3,917             6,038         4,963             7,637



    ----------------------------------------------------------------
                                        Average Annual Return/4/
                                    (for the period ended 12/31/08)
    ----------------------------------------------------------------
                                                             Since
                                    1 year  3 Year  5 Year Inception
    ----------------------------------------------------------------
    RCM Technology Portfolio--
    Class A                         -44.25%  -8.18% -3.77%   -8.77%
--  Class B                         -44.45%  -8.36% -3.95%  -11.21%
    Class E                         -44.49%  -8.33% -3.89%   -3.92%
    ----------------------------------------------------------------
- - NASDAQ Composite Index/1/       -40.13%  -9.86% -3.98%   -5.54%
    ----------------------------------------------------------------
    S&P North American
- - Technology Sector Index(TM)/2/  -43.33% -10.28% -5.38%   -8.50%
    ----------------------------------------------------------------
--  S&P 500(R) Index/3/             -37.00%  -8.36% -2.19%   -2.90%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

The Portfolio will change its benchmark to the NASDAQ Composite Index instead of the S&P 500(R) Index. The Portfolio's Adviser believes that the NASDAQ Composite Index better reflects the universe of securities in which the Portfolio invests. The S&P North American Technology Sector Index(TM) (formerly S&P GSTI Composite(TM)) will be considered a secondary performance benchmark going forward.

/1/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P North American Technology Sector Index(TM) (formerly S&P GSTI Composite(TM)) is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities. The Index does not include fees or expenses and is not available for direct investment.

/3/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/4/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/5/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/2001. Index returns are based on an inception date of 2/12/2001.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
RCM TECHNOLOGY PORTFOLIO                     ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  652.20        $3.90
  Hypothetical (5% return before expenses)      1,000.00      1,020.41         4.77
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  650.00        $4.94
  Hypothetical (5% return before expenses)      1,000.00      1,019.15         6.04
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  650.10        $4.40
  Hypothetical (5% return before expenses)      1,000.00      1,019.81         5.38
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.94%, 1.19%, and 1.06% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


  ------------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ------------------------------------------------------------------------------

  COMMON STOCKS - 94.7%
  AEROSPACE & DEFENSE - 0.7%
  Lockheed Martin Corp..............................     3,360   $    282,509
  Northrop Grumman Corp.............................     6,670        300,417
  Raytheon Co.......................................     5,390        275,105
                                                                 ------------
                                                                      858,031
                                                                 ------------
  CHEMICALS - 1.3%
  Monsanto Co.......................................    22,590      1,589,207
                                                                 ------------
  COMMUNICATIONS EQUIPMENT - 14.2%
  Cisco Systems, Inc.*..............................   351,290      5,726,027
  Juniper Networks, Inc.*(a)........................   103,195      1,806,944
  QUALCOMM, Inc.....................................   170,705      6,116,360
  Research In Motion, Ltd.*.........................    31,225      1,267,111
  Riverbed Technology, Inc.*(a).....................   257,950      2,938,051
                                                                 ------------
                                                                   17,854,493
                                                                 ------------
  COMPUTERS & PERIPHERALS - 19.4%
  Apple, Inc.*......................................    61,150      5,219,153
  Data Domain, Inc.*(a).............................    40,805        767,134
  Dell, Inc.*.......................................    81,695        836,557
  EMC Corp.*........................................   226,005      2,366,272
  Hewlett-Packard Co................................   218,905      7,944,062
  International Business Machines Corp..............    77,460      6,519,034
  NetApp, Inc.*.....................................    55,355        773,309
                                                                 ------------
                                                                   24,425,521
                                                                 ------------
  ELECTRICAL EQUIPMENT - 3.1%
  ABB, Ltd.*........................................   135,825      2,047,455
  First Solar, Inc.*................................    10,695      1,475,482
  SunPower Corp. - Class B*(a)......................    13,500        410,940
                                                                 ------------
                                                                    3,933,877
                                                                 ------------
  ENERGY EQUIPMENT & SERVICES - 0.0%
  Diamond Offshore Drilling, Inc.(a)................       490         28,880
  Weatherford International, Ltd.*..................     2,963         32,060
                                                                 ------------
                                                                       60,940
                                                                 ------------
  INTERNET & CATALOG RETAIL - 0.6%
  Amazon.com, Inc.*.................................    15,010        769,713
                                                                 ------------
  INTERNET SOFTWARE & SERVICES - 8.4%
  Baidu.com (ADR)*(a)...............................     2,395        312,715
  Equinix, Inc.*....................................    12,225        650,248
  Google, Inc. - Class A*...........................    20,670      6,359,125
  Netease.com, Inc. (ADR)*..........................    90,760      2,005,796
  Tencent Holdings, Ltd.............................    87,600        570,297
  Yahoo!, Inc.*(a)..................................    60,835        742,187
                                                                 ------------
                                                                   10,640,368
                                                                 ------------

  ---------------------------------------------------------------------------
                                                                    VALUE
  SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
  ---------------------------------------------------------------------------

  IT SERVICES - 4.1%
  Accenture, Ltd. - Class A.........................    38,265   $  1,254,709
  Automatic Data Processing, Inc.(a)................    17,780        699,465
  Cognizant Technology Solutions Corp. - Class A*...   181,515      3,278,161
                                                                 ------------
                                                                    5,232,335
                                                                 ------------

  MEDIA - 4.7%
  Comcast Corp. - Class A(a)........................   207,650      3,505,132
  DIRECTV Group, Inc. (The)*(a).....................   103,737      2,376,615
                                                                 ------------
                                                                    5,881,747
                                                                 ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.9%
  Analog Devices, Inc...............................    90,840      1,727,777
  ASML Holding N.V. (ADR)...........................    51,285        926,720
  Intel Corp........................................   316,120      4,634,319
  Lam Research Corp.*(a)............................    35,280        750,758
  Linear Technology Corp.(a)........................    61,945      1,370,224
  ON Semiconductor Corp.*(a)........................   399,295      1,357,603
  Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)   291,290      2,301,191
  Texas Instruments, Inc............................    44,535        691,183
                                                                 ------------
                                                                   13,759,775
                                                                 ------------
  SOFTWARE - 25.1%
  Activision Blizzard, Inc.*........................   200,095      1,728,821
  BMC Software, Inc.*...............................    66,585      1,791,802
  CA, Inc.(a).......................................   121,050      2,243,057
  Longtop Financial Technologies, Ltd. (ADR)*(a)....     9,428        142,551
  McAfee, Inc.*(a)..................................   115,440      3,990,761
  Microsoft Corp....................................   502,365      9,765,976
  Nintendo Co., Ltd.................................     8,950      3,438,544
  Oracle Corp.*(a)..................................   402,260      7,132,070
  Salesforce.com, Inc.*(a)..........................    43,730      1,399,797
                                                                 ------------
                                                                   31,633,379
                                                                 ------------
  WIRELESS TELECOMMUNICATION SERVICES - 2.2%
  American Tower Corp. - Class A*...................    93,110      2,729,985
                                                                 ------------
  Total Common Stocks (Cost $164,935,498)                         119,369,371
                                                                 ------------

  INVESTMENT COMPANY SECURITY - 0.5%
  Semiconductor HOLDRs Trust (Cost - $641,742)......    34,395        608,791
                                                                 ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  SHORT-TERM INVESTMENTS - 20.9%
  State Street Bank & Trust Co., Repurchase
    Agreement dated 12/31/08 at 0.010% to be
    repurchased at $5,514,003 on 01/02/09
    collateralized by $5,625,000 U.S.Treasury Bill
    at 1.000% due 01/08/09 with a value of
    $5,625,000...................................... $ 5,514,000 $  5,514,000
  State Street Navigator Securities Lending Trust
    Prime Portfolio(b)..............................  20,841,039   20,841,039
                                                                 ------------
  Total Short-Term Investments (Cost $26,355,039)                  26,355,039
                                                                 ------------

  TOTAL INVESTMENTS - 116.1% (Cost $191,932,279)                  146,333,201
                                                                 ------------

  Other Assets and Liabilities (net) - (16.1)%                    (20,308,855)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $126,024,346
                                                                 ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                          $134,762,905          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      11,570,296           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0           0               0
----------------------------------------------------------------------------------------
TOTAL                                           $146,333,201          $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

RCM TECHNOLOGY PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $140,819,201
   Repurchase Agreement                                                      5,514,000
   Cash                                                                            405
   Receivable for investments sold                                             629,276
   Receivable for Trust shares sold                                            219,885
   Dividends receivable                                                         62,969
   Interest receivable                                                               2
                                                                          ------------
       Total assets                                                        147,245,738
                                                                          ------------
LIABILITIES
   Payables for:
       Investments purchased                                                    39,052
       Trust shares redeemed                                                    71,079
       Distribution and services fees--Class B                                  17,195
       Distribution and services fees--Class E                                   1,385
       Collateral for securities on loan                                    20,841,039
       Management fee (Note 3)                                                  91,172
       Administration fee                                                          994
       Custodian and accounting fees                                            62,106
   Accrued expenses                                                             97,370
                                                                          ------------
       Total liabilities                                                    21,221,392
                                                                          ------------
NET ASSETS                                                                $126,024,346
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $206,733,647
   Accumulated net realized loss                                           (35,111,826)
   Unrealized depreciation on investments and foreign currency             (45,597,475)
   Undistributed net investment income                                              --
                                                                          ------------
       Total                                                              $126,024,346
                                                                          ============
NET ASSETS
   Class A                                                                $ 31,041,355
                                                                          ============
   Class B                                                                  83,737,478
                                                                          ============
   Class E                                                                  11,245,513
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                  12,944,739
                                                                          ============
   Class B                                                                  35,799,892
                                                                          ============
   Class E                                                                   4,758,230
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       2.40
                                                                          ============
   Class B                                                                        2.34
                                                                          ============
   Class E                                                                        2.36
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral
   for securities on loan                                                 $165,577,240
(b)Includes cash collateral for securities loaned of                        20,841,039

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

RCM TECHNOLOGY PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   1,333,110
   Interest (2)                                                                 500,066
                                                                          -------------
       Total investment income                                                1,833,176
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    1,693,348
   Administration fees                                                           15,801
   Custodian and accounting fees                                                 23,174
   Distribution and services fees--Class B                                      311,200
   Distribution and services fees--Class E                                       28,746
   Audit and tax services                                                        31,981
   Legal                                                                         19,385
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                         44,043
   Insurance                                                                      3,118
   Other                                                                          8,587
                                                                          -------------
       Total expenses                                                         2,197,757
       Less broker commission recapture                                         (28,614)
                                                                          -------------
   Net expenses                                                               2,169,143
                                                                          -------------
   Net investment loss                                                         (335,967)
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                          (30,930,123)
       Foreign currency                                                         (29,462)
                                                                          -------------
   Net realized loss on investments and foreign currency                    (30,959,585)
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                          (76,159,808)
       Foreign currency                                                             769
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                             (76,159,039)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (107,118,624)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(107,454,591)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      49,053
(2)Interest income includes securities lending net income of:                   205,648

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


RCM TECHNOLOGY PORTFOLIO
                                                       YEAR ENDED     YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,
                                                          2008           2007
                                                     -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment loss                               $    (335,967) $    (991,483)
   Net realized gain (loss) on investments and
       foreign currency                                (30,959,585)    83,774,385
   Net change in unrealized depreciation on
       investments and foreign currency                (76,159,039)    (2,983,502)
                                                     -------------  -------------
   Net increase (decrease) in net assets
       resulting from operations                      (107,454,591)    79,799,400
                                                     -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                            (6,693,301)            --
     Class B                                           (17,029,716)            --
     Class E                                            (2,721,279)            --
   From net realized gains
     Class A                                           (13,965,523)    (7,555,464)
     Class B                                           (36,086,355)    (3,580,530)
     Class E                                            (5,735,313)      (606,662)
                                                     -------------  -------------
   Net decrease in net assets resulting from
       distributions                                   (82,231,487)   (11,742,656)
                                                     -------------  -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                            21,029,517     83,702,395
     Class B                                            51,943,635     81,041,591
     Class E                                             4,235,980     12,489,348
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                            20,658,824      7,555,464
     Class B                                            53,116,071      3,580,530
     Class E                                             8,456,592        606,662
   Cost of shares repurchased
     Class A                                           (27,487,368)  (249,673,179)
     Class B                                           (58,891,499)   (41,470,792)
     Class E                                            (9,636,280)    (6,950,494)
                                                     -------------  -------------
   Net increase (decrease) in net assets from
       capital share transactions                       63,425,472   (109,118,475)
                                                     -------------  -------------
NET DECREASE IN NET ASSETS                            (126,260,606)   (41,061,731)
   Net assets at beginning of period                   252,284,952    293,346,683
                                                     -------------  -------------
   Net assets at end of period                       $ 126,024,346  $ 252,284,952
                                                     =============  =============
   Net assets at end of period includes
       undistributed net investment income           $          --  $  25,426,454
                                                     =============  =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR
ENDED:

                                                              CLASS A
RCM TECHNOLOGY PORTFOLIO                 ----------------------------------------------
                                                 FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------
                                           2008      2007      2006       2005     2004
                                         -------   ------   ------      ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  6.82   $ 5.39   $ 5.11      $ 4.62   $ 4.83
                                         -------   ------   ------      ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a).........    0.00 +  (0.01)   (0.03)      (0.03)   (0.02)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................   (2.19)    1.66     0.31        0.56    (0.19)
                                         -------   ------   ------      ------   ------
Total from Investment Operations........   (2.19)    1.65     0.28        0.53    (0.21)
                                         -------   ------   ------      ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....   (0.72)      --       --          --       --
Distributions from Net Realized Capital
  Gains.................................   (1.51)   (0.22)      --       (0.04)   (0.00) +
                                         -------   ------   ------      ------   ------
Total Distributions.....................   (2.23)   (0.22)      --       (0.04)   (0.00) +
                                         -------   ------   ------      ------   ------
NET ASSET VALUE, END OF PERIOD.......... $  2.40   $ 6.82   $ 5.39      $ 5.11   $ 4.62
                                         =======   ======   ======      ======   ======
TOTAL RETURN                              (44.25)%  31.67 %   5.48 %     11.35 %  (4.28)%
Ratio of Expenses to Average Net Assets
  After Reimbursement...................    0.95 %   0.95 %   1.02 %      1.10 %   0.96 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......    0.97 %   0.97 %   1.06 %(b)   1.19 %    N/A
Ratio of Net Investment Income (Loss)
  to Average Net Assets.................    0.00 %  (0.20)%  (0.57)%     (0.69)%  (0.45)%
Portfolio Turnover Rate.................   181.1 %  206.8 %  265.0 %     290.7 %  173.0 %
Net Assets, End of Period (in millions). $  31.0   $ 64.8   $184.8      $129.3   $ 81.8

                                                              CLASS B
                                         ----------------------------------------------
                                                 FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------
                                           2008      2007      2006       2005     2004
                                         -------   ------   ------      ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  6.72   $ 5.32   $ 5.05      $ 4.58   $ 4.79
                                         -------   ------   ------      ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)..................   (0.01)   (0.03)   (0.04)      (0.04)   (0.02)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................   (2.15)    1.65     0.31        0.55    (0.19)
                                         -------   ------   ------      ------   ------
Total from Investment Operations........   (2.16)    1.62     0.27        0.51    (0.21)
                                         -------   ------   ------      ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....   (0.71)      --       --          --       --
Distributions from Net Realized Capital
  Gains.................................   (1.51)   (0.22)      --       (0.04)   (0.00) +
                                         -------   ------   ------      ------   ------
Total Distributions.....................   (2.22)   (0.22)      --       (0.04)   (0.00) +
                                         -------   ------   ------      ------   ------
NET ASSET VALUE, END OF PERIOD.......... $  2.34   $ 6.72   $ 5.32      $ 5.05   $ 4.58
                                         =======   ======   ======      ======   ======
TOTAL RETURN                              (44.45)%  31.52 %   5.35 %     11.01 %  (4.31)%
Ratio of Expenses to Average Net Assets     1.20 %
  After Reimbursement...................             1.24 %   1.28 %      1.35 %   1.21 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......    1.22 %   1.27 %   1.31 %(b)   1.44 %    N/A
Ratio of Net Investment Loss to Average
  Net Assets............................   (0.25)%  (0.51)%  (0.83)%     (0.95)%  (0.57)%
Portfolio Turnover Rate.................   181.1 %  206.8 %  265.0 %     290.7 %  173.0 %
Net Assets, End of Period (in millions). $  83.7   $160.4   $ 91.9      $ 86.5   $100.2

+  Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR
PERIOD ENDED:

                                                             CLASS E
RCM TECHNOLOGY PORTFOLIO                 ----------------------------------------------
                                                 FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------
                                           2008        2007      2006       2005     2004
                                         -------     ------   ------      ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  6.76     $ 5.34   $ 5.07      $ 4.59   $ 4.80
                                         -------     ------   ------      ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Loss(a)..................   (0.01)     (0.03)   (0.04)      (0.04)   (0.02)
Net Realized/Unrealized Gain (Loss) on
  Investments...........................   (2.16)      1.67     0.31        0.56    (0.19)
                                         -------     ------   ------      ------   ------
Total from Investment Operations........   (2.17)      1.64     0.27        0.52    (0.21)
                                         -------     ------   ------      ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income....   (0.72)        --       --          --       --
Distributions from Net Realized Capital
  Gains.................................   (1.51)     (0.22)      --       (0.04)   (0.00)+
                                         -------     ------   ------      ------   ------
Total Distributions.....................   (2.23)     (0.22)      --       (0.04)   (0.00)+
                                         -------     ------   ------      ------   ------
NET ASSET VALUE, END OF PERIOD.......... $  2.36     $ 6.76   $ 5.34      $ 5.07   $ 4.59
                                         =======     ======   ======      ======   ======
TOTAL RETURN                              (44.49)%    31.78 %   5.33 %     11.21 %  (4.30)%
Ratio of Expenses to Average Net Assets     1.09 %
  After Reimbursement...................               1.14 %   1.18 %      1.25 %   1.10 %
Ratio of Expenses to Average Net Assets
  Before Reimbursement and Rebates......    1.12 %     1.18 %   1.21 %(b)   1.34 %    N/A
Ratio of Net Investment Loss to Average
  Net Assets............................   (0.15)%    (0.42)%  (0.74)%     (0.85)%  (0.55)%
Portfolio Turnover Rate.................   181.1 %    206.8 %  265.0 %     290.7 %  173.0 %
Net Assets, End of Period (in millions). $  11.2     $ 27.1   $ 16.7      $ 18.6   $ 20.3

+  Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is RCM Technology Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                               -----    -----------

                            $27,226,514 $27,226,514

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

K. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

L. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with RCM Capital Management LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $1,693,348         0.88%    First $500 Million

                                   0.85%    Over $500 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2009. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under current Expense Limitation Agreement
                            ---------------------------------------------------------------
                            Class A               Class B               Class E
                            -------               -------               -------

                             1.10%                 1.35%                 1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008   9,503,388  5,159,290   5,408,069    (7,126,008)   3,441,351  12,944,739
 12/31/2007  34,305,469 13,975,272   1,425,559   (40,202,912) (24,802,081)  9,503,388

 Class B

 12/31/2008  23,872,419 12,665,833  14,240,234   (14,978,594)  11,927,473  35,799,892
 12/31/2007  17,282,279 12,959,853     685,925    (7,055,638)   6,590,140  23,872,419

 Class E

 12/31/2008   4,007,295  1,029,811   2,243,128    (2,522,004)     750,935   4,758,230
 12/31/2007   3,120,605  1,969,544     115,555    (1,198,409)     886,690   4,007,295

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $313,818,181        $--        $318,668,767

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $199,817,591   $287,263   $(53,771,653)  $(53,484,390)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $20,277,652 $20,841,039     $--     $20,841,039

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gain          Total
     ---------------------- ---------------------- -----------------------
        2008        2007       2008        2007       2008        2007
     ----------- ---------- ----------- ---------- ----------- -----------

     $71,606,917 $5,171,767 $10,624,570 $6,570,889 $82,231,487 $11,742,656

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

        $--           $--      $(53,482,787)    $(27,226,514)   $(80,709,301)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the RCM Technology Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RCM Technology Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

RCM TECHNOLOGY PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the RCM Technology Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the RCM Technology Portfolio, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio outperformed its benchmark, the NASDAQ Composite Index, for the same periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the RCM Technology Portfolio, the Board considered that the Portfolio's actual management fees were above the median of the Expense Group and the Expense Universe and below the median of the Sub-advised Expense Universe. The Board also considered that the Portfolio's total expenses (exclusive of 12b-1 fees) were above the median of the Expense Group and below the median of the Expense Universe and Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the RCM Technology Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


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WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                                    DECEMBER 31, 2008
          MET INVESTORS SERIES TRUST
          SSGA GROWTH AND INCOME ETF PORTFOLIO
          (FORMERLY CYCLICAL GROWTH AND INCOME ETF
            PORTFOLIO)


          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
SSGA GROWTH AND INCOME ETF PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the SSgA Growth and Income ETF Portfolio had a return of (24.87)%, (25.06)% and (25.01)% for Class A, B and E Shares, respectively, versus (27.42)% and (42.20)%, respectively, for its benchmarks, the SSgA Growth and Income ETF Benchmark/1/ and the MSCI ACWI (All Country World Index)/2/.

MARKET ENVIRONMENT/CONDITIONS

The global economy decelerated sharply in the second half of 2008, turning a challenging investment year into a devastating exercise in wealth destruction. Although December brought modest relief to equity prices worldwide, the rebound provided scant comfort after months of relentless selling. Indeed, the protracted brutality of 2008 extended across all regions and sectors, making double-digit losses for the year all but unavoidable. Only government bonds, whose yields tumbled with interest rates as investors sought safe havens from deteriorating financial conditions, managed to offer any meaningfully positive returns. Still, the final tally for 2008 would have been even worse without the ample rallies that visited a wide range of asset classes during December. Just a handful of global equity markets lost ground in the last month of the year, and several achieved double-digit gains. With sentiment boosted by aggressive interest rate cuts across the developed economies, the S&P 500(R) Index/3/ tacked on 1.1% in December, the Morgan Stanley Capital International Europe, Australasia and Far East Index/4/ ("MSCI EAFE(R) Index") advanced 6.0% thanks to currency gains, and the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM5/ scored a solid 7.8% return. Alas, these impressive one-month results paled in comparison to the harrowing losses sustained earlier in the year, particularly through the autumn. For the whole of 2008, the S&P 500(R) Index still plunged 37.0%, MSCI EAFE(R) Index tumbled 43.4%, and MSCI Emerging Markets (EMF) Index gave back 53.3%.

PORTFOLIO REVIEW/CURRENT POSITIONING

Please note that SSgA Funds Management, Inc. assumed responsibility for the management of the Portfolio beginning in September 2008. The following discussion is focused on the period September 1, 2008 through December 31, 2008.

The Portfolio is structured with a broadly diversified mix of exchange traded funds (ETFs) covering the global equity, bond, and real asset classes. The Portfolio is managed relative to a strategic benchmark consisting of 60% equities and 40% fixed income. On top of these strategic allocations, we develop thematic tactical positions as a source of value added.

From an absolute return perspective, the final four months of 2008 were characterized by sharp declines in the values of many financial assets. Our balanced Portfolio was not spared as the Portfolio fell (18.06)%. However, when compared against the Portfolio's strategic benchmark, our tactical positioning provided a much needed cushion against this dramatic downturn. The SSgA Growth and Income ETF Benchmark declined by (22.14)% over this period.

Upon assuming management responsibilities for the Portfolio at the beginning of September we were positioned conservatively with underweights to U.S. equities and real estate investment trusts ("REITs"), while holding overweight positions in fixed income and cash. The overweight to cash proved to be a major contributor to our tactical value added as we maintained this position until the end of November. The benefit of holding cash was particularly evident in September and October as equity markets collapsed. Other positions that helped performance were underweights to REITs (both domestic and international) as well as underweighting international stocks relative to U.S. stocks within our overall equity exposure.

ALISTAIR LOWE
Executive Vice President
DANIEL FARLEY
Managing Director
SSGA FUNDS MANAGEMENT, INC.
--------
/1/ The SSgA Growth and Income ETF Benchmark is comprised of 30% S&P 500(R) Index, 2% S&P(R) Mid Cap Index, 3% S&P 600(R) Index, 13% MSCI World ex. U.S.
(net), 2% S&P/Citigroup World Ex. U.S. Range (less than)2 billion USD Index (Gross), 5% MSCI Emerging Markets (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 23% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index, 10% Barclays Capital (formerly Lehman Brothers) High Yield Very Liquid Index, 5% Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index, and 2% Barclays Capital (formerly Lehman Brothers) 1-3 Month U.S. Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

/2/ The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SSGA GROWTH AND INCOME ETF PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                 Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    SPDR Trust Series 1                                            20.49%
    -----------------------------------------------------------------------
    Vanguard Total Bond Market ETF                                 19.53%
    -----------------------------------------------------------------------
    iShares S&P 500 Index Fund                                     15.01%
    -----------------------------------------------------------------------
    SPDR Lehman High Yield Bond ETF                                11.85%
    -----------------------------------------------------------------------
    iShares MSCI EAFE Index Fund                                   11.28%
    -----------------------------------------------------------------------
    iShares Lehman Treasury Inflation Protected Securities Fund     5.62%
    -----------------------------------------------------------------------
    Vanguard Emerging Markets ETF                                   4.92%
    -----------------------------------------------------------------------
    iShares S&P SmallCap 600 Index Fund                             2.00%
    -----------------------------------------------------------------------
    SPDR S&P International Small Cap ETF                            1.99%
    -----------------------------------------------------------------------
    Vanguard REIT ETF                                               1.22%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SSGA GROWTH AND INCOME ETF PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                SSGA GROWTH AND INCOME ETF PORTFOLIO MANAGED BY
         SSGA FUNDS MANAGEMENT, INC. VS. MSCI ACWI (ALL COUNTRY WORLD INDEX)/1/, SSGA GROWTH AND INCOME ETF BENCHMARK/2/, S&P 500(R) INDEX/3/ AND
                      GROWTH AND INCOME BLENDED INDEX/4/
                           Growth Based on $10,000+

                                     [CHART]

                                                                         Growth
              SSgA Growth       MSCI AC                   SSgA Growth     and
              and Income     (All Country)                and Income     Income
             ETF Portfolio    World Index    S&P 500(R)       ETF        Blended
             --Class B        (ex-U.S.)/1/    Index/2/    Benchmark/3/  Index/4/
             -------------   -------------   ----------   ------------   -------
10/01/2005      $10,000         $10,000       $10,000       $10,000      $10,000
12/31/2005       10,165          10,439        10,209        10,212       10,162
12/31/2006       11,357          13,274        11,823        11,772       11,387
12/31/2007       11,970          15,547        12,472        12,640       12,118
12/31/2008        8,970           8,513         7,857         9,494        8,717



    --------------------------------------------------------------------
                                         Average Annual Return/5/
                                        (for the period ended 12/31/08)
    --------------------------------------------------------------------
                                                              Since
                                        1 Year    3 Year   Inception/6/
    --------------------------------------------------------------------
    SSgA Growth and Income ETF
    Portfolio--Class A                  -24.87%       --     -5.96%
--  Class B                             -25.06%   -4.08%     -3.28%
    Class E                             -25.01%       --     -6.14%
    --------------------------------------------------------------------
    MSCI ACWI (All Country World
- - Index) /1/                          -42.20%   -7.92%     -6.40%
    --------------------------------------------------------------------
    SSgA Growth and Income ETF
- - Benchmark/2/                        -27.42%   -3.72%     -2.82%
    --------------------------------------------------------------------
--  S&P 500(R) Index/3/                 -37.00%   -8.36%     -7.16%
    --------------------------------------------------------------------
--  Growth and Income Blended Index/4/  -21.54%   -4.98%     -1.92%
    --------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

/2/The Portfolio's blended benchmark has been changed because the new blended benchmark, the SSgA Growth and Income ETF Benchmark, is a more appropriate measure of the Portfolio's current investment strategies.

The Portfolio's benchmark was changed from the S&P 500(R) Index to the MSCI All Country World Index, which includes stocks from around the world, because the portfolio manager feels the MSCI Index better reflects full universe of securities used in the Portfolio.

The SSgA Growth and Income ETF Benchmark Index is comprised of 30% S&P 500(R) Index, 2% S&P(R) Mid Cap Index, 3% S&P 600(R) Index, 13% MSCI World ex. U.S.
(net), 2% S&P/Citigroup World Ex. U.S. Range (less than)2 billion USD Index (Gross), 5% MSCI Emerging Markets (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 23% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index, 10% Barclays Capital (formerly Lehman Brothers) High Yield Very Liquid Index, 5% Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index, and 2% Barclays Capital (formerly Lehman Brothers) 1-3 Month U.S. Treasury Bill Index.

The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

The S&P(R) Mid Cap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

/3/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SSGA GROWTH AND INCOME ETF PORTFOLIO                FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The MSCI World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

S&P/Citigroup World Ex-U.S. Range (less than)2 Billion USD Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of small-cap, publicly traded companies domiciled in countries outside the U.S. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighed equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The Index does not include fees or expenses and is not available for direct investment.

The Dow Jones Wilshire Ex-U.S. Real Estate Securities Index/SM/ is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are high-yield using the middle rating of Moody's, S&P, and Fitch, respectively, and have $600 million or more outstanding face value. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The Index does not include fees or expenses and is not available for direct investment.

Barclays Capital (formerly Lehman Brothers) 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. The Index does not include fees or expenses and is not available for direct investment.

/4/The Growth and Income Blended Benchmark is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 38% Merrill Lynch Corporate/Government Master Index, 30% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 10% S&P SmallCap 600(R) Index and 5% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE(R) Index").

The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Index does not include fees or expenses and is not available for direct investment.

The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The MSCI EAFE(R) Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 9/30/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
SSGA GROWTH AND INCOME ETF PORTFOLIO         ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $     814        $2.23
  Hypothetical (5% return before expenses)      1,000.00      1,022.67         2.49
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $     811        $3.37
  Hypothetical (5% return before expenses)      1,000.00      1,021.42         3.76
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  811.90        $2.91
  Hypothetical (5% return before expenses)      1,000.00      1,021.92         3.25
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.49%, 0.74%, and 0.64% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
SSGA GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                    SHARES/PAR     VALUE
     DESCRIPTION                                   AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------

     INVESTMENT COMPANY SECURITIES - 97.7%
     iShares Barclays 1-3 Year Credit
       Bond Fund................................      16,800 $  1,694,112
     iShares iBoxx $ Investment Grade Corporate
       Bond Fund(a).............................      18,400    1,870,360
     iShares Lehman Treasury Inflation
       Protected Securities Fund................     100,000    9,924,000
     iShares MSCI Canada Index Fund(a)..........     101,100    1,762,173
     iShares MSCI EAFE Index Fund(a)............     444,200   19,931,254
     iShares S&P 500 Index Fund(a)..............     293,400   26,535,096
     iShares S&P SmallCap 600 Index
       Fund(a)..................................      80,200    3,528,800
     SPDR DJ Wilshire International Real
       Estate ETF...............................      51,900    1,405,452
     SPDR Lehman High Yield Bond ETF............     654,910   20,950,571
     SPDR S&P International Small Cap ETF.......     189,600    3,524,664
     SPDR Trust Series 1........................     400,800   36,208,272
     Vanguard Emerging Markets ETF(a)...........     366,700    8,690,790
     Vanguard REIT ETF..........................      59,300    2,161,484
     Vanguard Total Bond Market ETF.............     435,900   34,523,280
                                                             ------------
     Total Investment Company Securities
     (Cost $214,626,188)                                      172,710,308
                                                             ------------

     SHORT-TERM INVESTMENTS - 10.5%
     Aim Prime Fund............................. $ 4,595,355    4,595,355
     State Street Navigator Securities Lending
       Trust Prime Portfolio(b).................  13,963,329   13,963,329
                                                             ------------
     Total Short-Term Investments
     (Cost $18,558,684)                                        18,558,684
                                                             ------------

     TOTAL INVESTMENTS - 108.2%
     (Cost $233,184,872)                                      191,268,992
                                                             ------------

     Other Assets and Liabilities (net) - (8.2)%              (14,538,984)
                                                             ------------

     TOTAL NET ASSETS - 100.0%                               $176,730,008
                                                             ============

PORTFOLIO FOOTNOTES

(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
SSGA GROWTH AND INCOME ETF PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $191,268,992              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $191,268,992              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

SSGA GROWTH AND INCOME ETF PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                            $191,268,992
    Receivable for investments sold                                     1,548,943
    Receivable for Trust shares sold                                       67,072
    Dividends receivable                                                1,050,671
    Interest receivable                                                     4,523
                                                                     ------------
       Total assets                                                   193,940,201
                                                                     ------------
LIABILITIES
    Due to bank                                                           303,819
    Payables for:
       Investments purchased                                            2,773,856
       Trust shares redeemed                                               49,677
       Distribution and services fees--Class B                             34,697
       Distribution and services fees--Class E                                297
       Collateral for securities on loan                               13,963,329
       Management fee (Note 3)                                             51,526
       Administration fee                                                   2,063
       Custodian and accounting fees                                        1,898
    Accrued expenses                                                       29,031
                                                                     ------------
       Total liabilities                                               17,210,193
                                                                     ------------
NET ASSETS                                                           $176,730,008
                                                                     ============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                  $217,425,102
    Accumulated net realized loss                                      (4,336,283)
    Unrealized depreciation on investments                            (41,915,880)
    Undistributed net investment income                                 5,557,069
                                                                     ------------
       Total                                                         $176,730,008
                                                                     ============
NET ASSETS
    Class A                                                          $  1,997,592
                                                                     ============
    Class B                                                           172,254,895
                                                                     ============
    Class E                                                             2,477,521
                                                                     ============
CAPITAL SHARES OUTSTANDING
    Class A                                                               235,246
                                                                     ============
    Class B                                                            20,339,163
                                                                     ============
    Class E                                                               292,533
                                                                     ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                          $       8.49
                                                                     ============
    Class B                                                                  8.47
                                                                     ============
    Class E                                                                  8.47
                                                                     ============

----------------------------------------------------------------------------------
(a)Investments at cost, excluding collateral for securities on loan  $219,221,543
(b)Includes cash collateral for securities loaned of                   13,963,329

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

SSGA GROWTH AND INCOME ETF PORTFOLIO
INVESTMENT INCOME
   Interest (1)                                                                674,147
   Dividends from Underlying ETFs                                         $  6,505,587
                                                                          ------------
       Total investment income                                               7,179,734
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     871,836
   Administration fees                                                          24,065
   Deferred Expense Reimbursement                                               59,539
   Custodian and accounting fees                                                26,479
   Distribution and services fees--Class B                                     512,531
   Distribution and services fees--Class E                                       3,723
   Audit and tax services                                                       19,948
   Legal                                                                        53,415
   Trustee fees and expenses                                                    18,375
   Shareholder reporting                                                        42,348
   Other                                                                         8,231
                                                                          ------------
       Total expenses                                                        1,640,490
       Less management fee waiver                                              (17,855)
                                                                          ------------
   Net expenses                                                              1,622,635
                                                                          ------------
   Net investment income                                                     5,557,099
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                          (4,336,140)
                                                                          ------------
   Net realized loss on investments                                         (4,336,140)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (60,956,068)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (60,956,068)
                                                                          ------------
   Net realized and unrealized loss on investments                         (65,292,208)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(59,735,109)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:             $    519,988

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


SSGA GROWTH AND INCOME ETF PORTFOLIO
                                                                                YEAR ENDED    YEAR ENDED
                                                                               DECEMBER 31,  DECEMBER 31,
                                                                                   2008          2007
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $  5,557,099  $  3,892,412
    Net realized gain (loss) on investments from Underlying ETFs                 (4,336,140)    4,869,376
    Net change in unrealized appreciation (depreciation) on investments         (60,956,068)    3,192,342
                                                                               ------------  ------------
    Net increase (decrease) in net assets resulting from operations             (59,735,109)   11,954,130
                                                                               ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                        (34,375)           (6)
     Class B                                                                     (3,813,713)         (998)
     Class E                                                                        (44,337)           (2)
    From net realized gains
     Class A                                                                        (37,296)          (31)
     Class B                                                                     (4,739,522)      (15,948)
     Class E                                                                        (50,540)          (98)
                                                                               ------------  ------------
    Net decrease in net assets resulting from distributions                      (8,719,783)      (17,083)
                                                                               ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                      4,346,856     1,657,156
     Class B                                                                     27,573,905    44,955,582
     Class E                                                                      2,174,288     1,425,626
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                         71,671            37
     Class B                                                                      8,553,235        16,946
     Class E                                                                         94,877           100
    Cost of shares repurchased
     Class A                                                                     (3,276,793)     (209,099)
     Class B                                                                    (30,602,108)  (26,871,690)
     Class E                                                                       (810,261)     (667,318)
                                                                               ------------  ------------
    Net increase in net assets from capital share transactions                    8,125,670    20,307,340
                                                                               ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                           (60,329,222)   32,244,387
    Net assets at beginning of period                                           237,059,230   204,814,843
                                                                               ------------  ------------
    Net assets at end of period                                                $176,730,008  $237,059,230
                                                                               ============  ============
    Net assets at end of period includes undistributed net investment income   $  5,557,069  $  3,892,411
                                                                               ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                         CLASS A
SSGA GROWTH AND INCOME ETF PORTFOLIO                                         ------------------------------
                                                                                   FOR THE YEARS ENDED
                                                                                       DECEMBER 31,
                                                                             ------------------------------
                                                                                 2008        2007    2006(B)
                                                                             -------      ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 11.80      $11.13     $10.56
                                                                             -------      ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.30        0.32       0.25
Net Realized/Unrealized Gain (Loss) on Investments..........................   (3.15)       0.35       0.47
                                                                             -------      ------     ------
Total from Investment Operations............................................   (2.85)       0.67       0.72
                                                                             -------      ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.22)      (0.00)+    (0.15)
Distributions from Net Realized Capital Gains...............................   (0.24)      (0.00)+       --
                                                                             -------      ------     ------
Total Distributions.........................................................   (0.46)      (0.00)+    (0.15)
                                                                             -------      ------     ------
NET ASSET VALUE, END OF PERIOD.............................................. $  8.49      $11.80     $11.13
                                                                             =======      ======     ======
TOTAL RETURN                                                                  (24.87)%      5.76%      6.81%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............    0.51 %      0.54%      0.56%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).    0.52 %(d)   0.56%(d)   0.66%*
Ratio of Net Investment Income to Average Net Assets(g).....................    2.97 %      2.67%      3.42%*
Portfolio Turnover Rate.....................................................   165.9 %      37.3%      23.2%
Net Assets, End of Period (in millions)..................................... $   2.0      $  1.6     $  0.2

                                                                                             CLASS B
                                                                             --------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                             --------------------------------------
                                                                                 2008        2007     2006   2005(C)
                                                                             -------      ------     ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 11.77      $11.13     $10.11  $10.00
                                                                             -------      ------     ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.27        0.20       0.17    0.09
Net Realized/Unrealized Gain (Loss) on Investments..........................   (3.14)       0.44       1.02    0.08
                                                                             -------      ------     ------  ------
Total from Investment Operations............................................   (2.87)       0.64       1.19    0.17
                                                                             -------      ------     ------  ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.19)      (0.00)+    (0.16)  (0.06)
Distributions from Net Realized Capital Gains...............................   (0.24)      (0.00)+    (0.01)     --
                                                                             -------      ------     ------  ------
Total Distributions.........................................................   (0.43)      (0.00)+    (0.17)  (0.06)
                                                                             -------      ------     ------  ------
NET ASSET VALUE, END OF PERIOD.............................................. $  8.47      $11.77     $11.13  $10.11
                                                                             =======      ======     ======  ======
TOTAL RETURN                                                                  (25.06)%      5.40%     11.73%   1.65%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............    0.75 %      0.77%      0.80%   0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).    0.78 %(d)   0.79%(d)   0.84%   3.73%*
Ratio of Net Investment Income to Average Net Assets(g).....................    2.64 %      1.73%      1.65%   3.31%*
Portfolio Turnover Rate.....................................................   165.9 %      37.3%      23.2%    3.5%
Net Assets, End of Period (in millions)..................................... $ 172.3      $233.5     $203.6  $  7.2

*  Annualized
+  Rounds to less $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Commencement of operations--10/03/2005.
(d) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(e) The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                         CLASS E
SSGA GROWTH AND INCOME ETF PORTFOLIO                                         ------------------------------
                                                                                   FOR THE YEARS ENDED
                                                                                       DECEMBER 31,
                                                                             ------------------------------
                                                                                 2008        2007    2006(B)
                                                                             -------      ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 11.77      $11.12     $10.56
                                                                             -------      ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.31        0.23       0.18
Net Realized/Unrealized Gain (Loss) on Investments..........................   (3.16)       0.42       0.52
                                                                             -------      ------     ------
Total from Investment Operations............................................   (2.85)       0.65       0.70
                                                                             -------      ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.21)      (0.00)+    (0.14)
Distributions from Net Realized Capital Gains...............................   (0.24)      (0.00)+       --
                                                                             -------      ------     ------
Total Distributions.........................................................   (0.45)      (0.00)+    (0.14)
                                                                             -------      ------     ------
NET ASSET VALUE, END OF PERIOD.............................................. $  8.47      $11.77     $11.12
                                                                             =======      ======     ======
TOTAL RETURN                                                                  (25.01)%      5.58%      6.65%
Ratio of Expenses to Average Net Assets After Reimbursement(d)..............    0.65 %      0.67%      0.70%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e).    0.68 %(c)   0.69%(c)   0.79%*
Ratio of Net Investment Income to Average Net Assets(f).....................    3.09 %      1.98%      2.52%*
Portfolio Turnover Rate.....................................................   165.9 %      37.3%      23.2%
Net Assets, End of Period (in millions)..................................... $   2.5      $  1.9     $  1.1

*  Annualized
+  Rounds to less $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(d) The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is SSgA Growth and Income ETF Portfolio (the "Portfolio") (formerly Cyclical Growth and Income ETF Portfolio), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including series of the iShares(R) Trust, iShares(R), Inc., the SPDR(R) Trust, Series 1 and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, Vanguard(R) U.S. Sector Index Funds and Vanguard VIPERs(R) Series Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying ETFs are valued at the closing market quotation for their shares.

The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for the Underlying ETFs.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying ETFs are recorded on the ex-date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                             ---------- ----------

                             $1,954,861 $1,954,861

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENT - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with SSgA Funds Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
            for the year ended
            December 31, 2008  % per annum Average Daily Net Assets
            ------------------ ----------- ------------------------

                 $871,836         0.33%       First $500 Million

                                  0.30%       Over $500 Million

Effective September 2, 2008, the Manager agreed to contractually waive a portion of the management fee paid by the Portfolio through April 30, 2009. This waiver reduces the management fee on the first $500 million of the Portfolio's average daily net assets from 0.33% to 0.30%. Prior to September 2, 2008, the management fee paid by the Portfolio was 0.45% for the first $300 Million, 0.43% for the next $300 Million and 0.40% for assets over $600 Million. The management fee earned for the period January 1, 2008 through September 1, 2008 was $675,430.

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying ETFs' fees and expenses, but including amounts payable pursuant to a plan adopted in

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                         Expenses Deferred in
                                       -------------------------
                                        2005    2006   2007 2008
                Maximum Expense Ratio  ------- ------- ---- ----
                under current Expense    Subject to repayment
                Limitation Agreement      until December 31,
               ----------------------  -------------------------
               Class A Class B Class E  2010    2011   2012 2013
               ------- ------- ------- ------- ------- ---- ----

                0.55%   0.80%   0.70%  $32,599 $62,444 $--  $--

The amount waived for the period ended December 31, 2008 is shown as a management fee waiver in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager in accordance with the Expense
Limitation Agreement during the period ended December 31, 2008:          $59,539

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008     138,657   436,599      6,474      (346,484)     96,589      235,246
 12/31/2007      13,931   142,556          3       (17,833)    124,726      138,657

 Class B

 12/31/2008  19,846,712 2,784,934    773,349    (3,065,832)    492,451   20,339,163
 12/31/2007  18,301,821 3,850,857      1,448    (2,307,414)  1,544,891   19,846,712

 Class E

 12/31/2008     159,864   206,988      8,586       (82,905)    132,669      292,533
 12/31/2007      94,581   122,301          8       (57,026)     65,283      159,864

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

5. INVESTMENT TRANSACTIONS


Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                 Purchases                          Sales
       ------------------------------   ------------------------------
       U.S. Government  Non-Government  U.S. Government  Non-Government
       ---------------  --------------  ---------------  --------------

       $--              $349,152,918         $--         $338,054,125

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

             Federal        Gross          Gross
            Income Tax   Unrealized     Unrealized    Net Unrealized
              Cost       Appreciation  Depreciation   Depreciation
           ------------- ------------  -------------- --------------

           $235,566,294  $1,781,406    $(46,078,708)  $(44,297,302)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $13,641,787 $13,963,329     $--     $13,963,329

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

             Ordinary Income  Long-Term Capital Gain       Total
            ----------------- ---------------------- ------------------
               2008     2007     2008       2007        2008     2007
            ---------- ------  ----------   -------  ---------- -------

            $4,092,032 $1,006 $4,627,751   $16,077   $8,719,783 $17,083

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

    $5,557,069        $--      $(44,297,302)    $(1,954,861)    $(40,695,094)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying ETFs, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Underlying ETFs have unsettled or open transactions may default. Financial assets,

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

9. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

which potentially expose the Underlying ETFs to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying ETFs' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying ETFs' Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SSgA Growth and Income ETF Portfolio (formerly Cyclical Growth and Income ETF Portfolio), one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SSgA Growth and Income ETF Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

SSGA GROWTH AND INCOME ETF PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the SSgA Growth and Income ETF Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ With respect to the SSgA Growth and Income ETF Portfolio, only the Management Agreement was renewed at the November 11-12, 2008 meeting, because the Advisory Agreement with SSgA Funds Management, Inc. was approved at the August 6, 2008 meeting of the Board.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the SSgA Growth and Income ETF Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-year period ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the S&P 500 Index, for the same period. The Board also noted the recent change in Adviser of the Portfolio and that the performance date did not reflect the performance of the Portfolio's current Adviser. The Board further noted that effective September 2, 2008, the Portfolio's benchmark changed from The S&P 500 Index to the MSCI All Country World Index. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the SSgA Growth and Income ETF Portfolio, the Board considered that the Portfolio's actual management fees were above the Expense Group median and the Expense Universe median and total expenses (exclusive of 12b-1 fees) were below the Expense Group median but above the

Expense Universe median. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. The Board took into account the peer group in which the Portfolio was included for comparative purposes. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the SSgA Growth and Income ETF Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for the SSgA Growth and Income ETF Portfolio and concluded that the management fee to be paid to the Manager with respect to the Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Portfolio invests and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Portfolio and those of the underlying funds.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AGREEMENT

At an in-person meeting of the Board of Trustees of the Met Investors Series Trust (the "Trust") held on August 6, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), initially approved an investment advisory agreement ("Advisory Agreement") with respect to the SSgA Growth and Income ETF Portfolio (the "Portfolio") between Met Investors Advisory LLC (the "Manager") and SSgA Funds Management, Inc. (the "Adviser").

The Board of Trustees approved the Advisory Agreement between the Manager and the Adviser based on a number of factors relating to the Adviser's ability to perform under the Advisory Agreement. These factors included: the Adviser's management style and experience managing asset allocation strategies and exchange-traded funds; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history. In particular, the Board noted that a composite of the Adviser's Balanced Growth (Index) Strategy (the excess returns of which were solely the result of tactical asset allocation decisions by the portfolio managers) (the "Strategy") had outperformed a composite benchmark of the Russell 3000(R) Index (50%), MSCI EAFE(R) Index (10%) and Lehman Brothers Aggregate Bond Index (40%) for the one-, three- and five-year periods ending June 30, 2008, but had underperformed the composite benchmark for the period since inception on March 31, 1995 and for the ten-year period ended June 30, 2008. Although acknowledging that none of the investment mandates comprising the Strategy involved investing primarily in exchange-traded funds, the Board also noted that the Portfolio would be managed by the same portfolio managers who managed the Strategy. The Disinterested Trustees were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Adviser's costs and profitability (to the extent practicable) in serving as the Adviser to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to the Adviser in view of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. The Board noted that the proposed fees were lower than the advisory fees paid to Gallatin Asset Management, Inc. (the "Prior Subadviser") for managing the Portfolio under the Advisory Agreement. The Board also noted that the Manager had agreed to reduce its management fees and waive an additional portion of its management fees in connection with the Adviser's appointment as Adviser to the Portfolio. After comparing the fees with those of comparable funds and in view of the quality and extent of services to be provided, and the costs to be incurred by the Adviser, the Board concluded that the fees to be paid to the Adviser with respect to the Portfolio were fair and reasonable.

In considering the profitability to the Adviser of its relationship with the Portfolio, the Board noted that the fees under the Advisory Agreement were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fees thereunder at arm's length. As the Adviser did not manage any accounts with similar investment strategies as those of the Portfolio, information regarding fees charged by the Adviser to comparable funds or institutional clients was not available. The Board also reviewed the Adviser's estimate of its projected profit margin, although the Board placed greater weight on each of the factors specified above. As the Portfolio's relationship with the Adviser is new, no economies of scale have been recognized. The Board noted that the advisory fee schedule for the Portfolio contains a breakpoint which in the Board's view appropriately reflects the potential for future recognition of economies of scale.

In conclusion, with respect to the Portfolio, the Board evaluated and reviewed the following factors for the Adviser: (a) the fairness and reasonableness of the investment advisory fee payable to the Adviser under the Advisory Agreement, in view of the investment advisory services to be provided, the costs of these services, the profitability of the Adviser's relationship with the Portfolio, and the amount of the fees to be paid compared to fees paid by other investment companies; (b) the expected nature, quality and the extent of the investment advisory services to be provided to the Portfolio by the Adviser; (c) the Adviser's commitment to the management of the Portfolio; and
(d) the portfolio management process, personnel, systems, operations and financial condition of the Adviser.

In connection with these considerations, the Board of Trustees determined that a sub-advisory arrangement between the Manager and the Adviser was in the best interest of the Portfolio and its shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, and methodologies, the Board (including a majority of Disinterested Trustees) determined approval of the Advisory Agreement was in the best interest of the Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL RESOURCES.
(SEE DETAILS ON INSIDE COVER)



          MET INVESTORS SERIES TRUST                DECEMBER 31, 2008
          SSGA GROWTH ETF PORTFOLIO
          (FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

          ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
SSGA GROWTH ETF PORTFOLIO                           FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the SSgA Growth ETF Portfolio had a return of (32.84)%, (32.97)% and (32.91)% for Class A, B and E Shares, respectively, versus (34.18)% and (42.20)% respectively, for its benchmarks, the SSgA Growth ETF Benchmark/1/ and the MSCI ACWI (All Country World Index)/2/.

MARKET ENVIRONMENT/CONDITIONS

The global economy decelerated sharply in the second half of 2008, turning a challenging investment year into a devastating exercise in wealth destruction. Although December brought modest relief to equity prices worldwide, the rebound provided scant comfort after months of relentless selling. Indeed, the protracted brutality of 2008 extended across all regions and sectors, making double-digit losses for the year all but unavoidable. Only government bonds, whose yields tumbled with interest rates as investors sought safe havens from deteriorating financial conditions, managed to offer any meaningfully positive returns. Still, the final tally for 2008 would have been even worse without the ample rallies that visited a wide range of asset classes during December. Just a handful of global equity markets lost ground in the last month of the year, and several achieved double-digit gains. With sentiment boosted by aggressive interest rate cuts across the developed economies, the S&P 500(R) Index/3/ tacked on 1.1% in December, the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index/4/ ("MSCI EAFE(R) Index") advanced 6.0% thanks to currency gains, and the Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM5/ scored a solid 7.8% return. Alas, these impressive one-month results paled in comparison to the harrowing losses sustained earlier in the year, particularly through the autumn. For the whole of 2008, the S&P 500(R) Index still plunged 37.0%, MSCI EAFE(R) Index tumbled 43.4%, and MSCI Emerging Markets (EMF) Index gave back 53.3%.

PORTFOLIO REVIEW/CURRENT POSITIONING

Please note that SSgA Funds Management, Inc. assumed responsibility for the management of the Portfolio beginning in September 2008. The following discussion is focused on the period September 1, 2008 through December 31, 2008.

The Portfolio is structured with a broadly diversified mix of exchange traded funds (ETFs) covering the global equity, bond, and real asset classes. The Portfolio is managed relative to a strategic benchmark consisting of 80% equities and 20% fixed income. On top of these strategic allocations, we develop thematic tactical positions as a source of value added.

From an absolute return perspective, the final four months of 2008 were characterized by sharp declines in the values of many financial assets. Our balanced Portfolio was not spared as the Portfolio lost (24.00)% of its value. However, when compared against the Portfolio's strategic benchmark, our tactical positioning provided a much needed cushion against this dramatic downturn. The SSgA Growth ETF Benchmark declined by (27.24)% over this period.

Upon assuming management responsibilities for the Portfolio at the beginning of September we were positioned conservatively with underweights to U.S. equities and real estate investment trust ("REITs"), while holding overweight positions in fixed income and cash. The overweight to cash proved to be a major contributor to our tactical value added as we maintained this position until the end of November. The benefit of holding cash was particularly evident in September and October as equity markets collapsed. Other positions that helped performance were underweights to REITs (both domestic and international) as well as underweighting international stocks relative to U.S. stocks within our overall equity exposure.

ALISTAR LOWE
Executive Vice President
DANIEL FARLEY
Managing Director
SSGA FUNDS MANAGEMENT, INC.

--------
/1/ The SSgA Growth ETF Benchmark is comprised of 35% S&P 500(R) Index, 5% S&P(R) Mid Cap Index, 5% S&P 600(R) Index, 20% MSCI World ex. U.S. (net), 3% S&P/Citigroup World Ex. U.S. Range (less than)2 billion USD Index (Gross), 7% MSCI Emerging Markets (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 10% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index, 5% Barclays Capital (formerly Lehman Brothers) High Yield Very Liquid Index, 3% Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index, and 2% Barclays Capital (formerly Lehman Brothers) 1-3 Month U.S. Treasury Bill Index. The Index does not include fees or expenses and is not available for direct investment.

/2/ The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

/3/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.


/4/ The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SSGA GROWTH ETF PORTFOLIO                           FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                                   Percent of
  Description                                                      Net Assets
  ---------------------------------------------------------------------------
  SPDR Trust Series 1                                                20.27%
  ---------------------------------------------------------------------------
  iShares S&P 500 Index Fund                                         19.81%
  ---------------------------------------------------------------------------
  iShares MSCI EAFE Index Fund                                       17.37%
  ---------------------------------------------------------------------------
  State Street Navigator Securities Lending Trust Prime Portfolio     8.38%
  ---------------------------------------------------------------------------
  Vanguard Total Bond Market ETF                                      7.16%
  ---------------------------------------------------------------------------
  Vanguard Emerging Markets ETF                                       6.91%
  ---------------------------------------------------------------------------
  SPDR Lehman High Yield Bond ETF                                     6.84%
  ---------------------------------------------------------------------------
  iShares S&P SmallCap 600 Index Fund                                 4.12%
  ---------------------------------------------------------------------------
  iShares Lehman Treasury Inflation Protected Securities Fund         3.70%
  ---------------------------------------------------------------------------
  SPDR S&P International Small Cap ETF                                2.75%
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SSGA GROWTH ETF PORTFOLIO                           FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


                     SSGA GROWTH ETF PORTFOLIO MANAGED BY
         SSGA FUNDS MANAGEMENT, INC. VS. MSCI ACWI (ALL COUNTRY WORLD INDEX)/1/, SSGA GROWTH ETF BENCHMARK/2/, S&P 500(R) INDEX/3/ AND GROWTH BLENDED
                                   INDEX/4/
                           Growth Based on $10,000+

                                    [CHART]

                                MSCI AC
              SSgA Growth    (All Country)                 SSgA Growth    Growth
             ETF Portfolio    World Index     S&P 500(R)      ETF        Blended
             --Class B        (ex-U.S.)/1/     Index/2/    Benchmark/3/   Index
             -------------   -------------    ----------   ------------  -------
10/01/2005      $10,000        $10,000         $10,000       $10,000     $10,000
12/31/2005       10,204         10,439          10,209        10,273      10,205
12/31/2006       11,618         13,274          11,823        12,165      11,698
12/31/2007       12,271         15,547          12,472        13,169      12,416
12/31/2008        8,225          8,513           7,857         8,832       8,103



    -------------------------------------------------------------------------
                                              Average Annual Return/5/
                                             (for the period ended 12/31/08)
    -------------------------------------------------------------------------
                                                                   Since
                                             1 Year    3 Year   Inception/6/
    -------------------------------------------------------------------------
    SSgA Growth ETF
    Portfolio--Class A                       -32.84%       --     -9.64%
--  Class B                                  -32.97%   -6.94%     -5.83%
    Class E                                  -32.91%       --     -9.77%
    -------------------------------------------------------------------------
- - MSCI ACWI (All Country World Index)/1/   -42.20%   -7.92%     -6.40%
    -------------------------------------------------------------------------
- - SSgA Growth ETF Benchmark/2/             -34.18%   -5.73%     -4.52%
    -------------------------------------------------------------------------
--  S&P 500(R) Index/3/                      -37.00%   -8.36%     -7.16%
    -------------------------------------------------------------------------
--  Growth Blended Index/4/                  -32.33%   -7.40%     -5.31%
    -------------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The Performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

/2/The Portfolio's blended benchmark has been changed because the new blended benchmark, the SSgA Growth ETF Benchmark, is a more appropriate measure of the Portfolio's current investment strategies.

The Portfolio's benchmark was changed from the S&P 500(R) Index to the MSCI All Country World Index, which includes stocks from around the world, because the portfolio manager feels the MSCI Index better reflects full universe of securities used in the Portfolio.

The SSgA Growth ETF Benchmark is comprised of 35% S&P 500(R) Index, 5% S&P(R) Mid Cap Index, 5% S&P 600(R) Index, 20% MSCI World ex. U.S. (net), 3% S&P/Citigroup World Ex. U.S. Range (less than)2 billion USD Index (Gross), 7% MSCI Emerging Markets (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 10% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index, 5% Barclays Capital (formerly Lehman Brothers) High Yield Very Liquid Index, 3% Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index, and 2% Barclays Capital (formerly Lehman Brothers) 1-3 Month U.S. Treasury Bill Index.

The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

The S&P(R) Mid Cap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

/3/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SSGA GROWTH ETF PORTFOLIO                           FOR THE YEAR ENDED 12/31/08
MANAGED BY SSGA FUNDS MANAGEMENT, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



The MSCI World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index does not include fees or expenses and is not available for direct investment.

S&P/Citigroup World Ex-U.S. Range (less than)2 Billion USD Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of small-cap, publicly traded companies domiciled in countries outside the U.S. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighed equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The Index does not include fees or expenses and is not available for direct investment.

The Dow Jones Wilshire Ex-U.S. Real Estate Securities Index/SM/ is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are high-yield using the middle rating of Moody's, S&P, and Fitch, respectively, and have $600 million or more outstanding face value. The Index does not include fees or expenses and is not available for direct investment.

The Barclays Capital (formerly Lehman Brothers) U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The Index does not include fees or expenses and is not available for direct investment.

Barclays Capital (formerly Lehman Brothers) 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. The Index does not include fees or expenses and is not available for direct investment.

/4/The Growth Blended Index is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500(R) Index, 15% S&P MidCap 400(R) Index, 15% S&P SmallCap 600(R) Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE(R) Index").

The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Index does not include fees or expenses and is not available for direct investment.

The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The Index does not include fees or expenses and is not available for direct investment.

The S&P MidCap 400(R) Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The S&P SmallCap 600(R) Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market. The Index does not include fees or expenses and is not available for direct investment.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Index does not include fees or expenses and is not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 9/30/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
SSGA GROWTH ETF PORTFOLIO                    ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  748.10        $2.20
  Hypothetical (5% return before expenses)      1,000.00      1,022.62         2.54
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  747.60        $3.29
  Hypothetical (5% return before expenses)      1,000.00      1,021.37         3.81
-------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       $1,000.00     $  747.60        $2.68
  Hypothetical (5% return before expenses)      1,000.00      1,021.87         3.30
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, 0.75%, and 0.65% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
SSGA GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

  ----------------------------------------------------------------------------
                                                     SHARES/PAR     VALUE
  SECURITY DESCRIPTION                                 AMOUNT      (NOTE 2)
  ----------------------------------------------------------------------------

  INVESTMENT COMPANY SECURITIES - 97.4%
  iShares Barclays 1-3 Year Credit Bond Fund........      14,900 $  1,502,516
  iShares iBoxx $ Investment Grade Corporate Bond
    Fund(a).........................................      16,200    1,646,730
  iShares Lehman Treasury Inflation Protected
    Securities Fund.................................      58,600    5,815,464
  iShares MSCI Canada Index Fund....................     153,500    2,675,505
  iShares MSCI EAFE Index Fund(a)...................     607,800   27,271,986
  iShares S&P 500 Index Fund(a).....................     343,900   31,102,316
  iShares S&P MidCap 400 Index Fund.................      78,200    4,180,572
  iShares S&P SmallCap 600 Index Fund(a)............     147,000    6,468,000
  Midcap SPDR Trust Series I(a).....................       7,400      720,686
  SPDR DJ Wilshire International Real Estate ETF(a).      48,700    1,318,796
  SPDR Lehman High Yield Bond ETF...................     335,800   10,742,242
  SPDR S&P International Small Cap ETF..............     232,100    4,314,739
  SPDR Trust Series 1...............................     352,200   31,817,748
  Vanguard Emerging Markets ETF(a)..................     457,700   10,847,490
  Vanguard REIT ETF.................................      33,000    1,202,850
  Vanguard Total Bond Market ETF....................     141,900   11,238,480
                                                                 ------------
  Total Investment Company Securities (Cost
  $206,088,441)                                                   152,866,120
                                                                 ------------

  SHORT-TERM INVESTMENTS - 11.6%
  Aim Prime Fund.................................... $ 5,131,841    5,131,841
  State Street Navigator Securities Lending Trust
    Prime Portfolio(b)..............................  13,149,985   13,149,985
                                                                 ------------
  Total Short-Term Investments (Cost $18,281,826)                  18,281,826
                                                                 ------------

  TOTAL INVESTMENTS - 109.0% (Cost $224,370,267)                  171,147,946
                                                                 ------------

  Other Assets and Liabilities (net) - (9.0)%                     (14,211,022)
                                                                 ------------

  TOTAL NET ASSETS - 100.0%                                      $156,936,924
                                                                 ============

PORTFOLIO FOOTNOTES

(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
SSGA GROWTH ETF PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $171,147,946              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS               0               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $171,147,946              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

SSGA GROWTH ETF PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)(b)                                  $171,147,946
   Receivable for investments sold                                             476,831
   Receivable for Trust shares sold                                            131,596
   Dividends receivable                                                      1,014,564
   Interest receivable                                                           4,555
                                                                          ------------
       Total assets                                                        172,775,492
                                                                          ------------
LIABILITIES
   Due to bank                                                                 497,452
   Payables for:
       Investments purchased                                                 2,050,241
       Trust shares redeemed                                                    37,088
       Distribution and services fees--Class B                                  30,795
       Distribution and services fees--Class E                                     329
       Collateral for securities on loan                                    13,149,985
       Management fee (Note 3)                                                  37,830
       Administration fee                                                        2,063
       Custodian and accounting fees                                             1,895
   Accrued expenses                                                             30,890
                                                                          ------------
       Total liabilities                                                    15,838,568
                                                                          ------------
NET ASSETS                                                                $156,936,924
                                                                          ============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $209,038,110
   Accumulated net realized loss                                            (3,019,515)
   Unrealized depreciation on investments                                  (53,222,321)
   Undistributed net investment income                                       4,140,650
                                                                          ------------
       Total                                                              $156,936,924
                                                                          ============
NET ASSETS
   Class A                                                                $  1,035,025
                                                                          ============
   Class B                                                                 153,190,893
                                                                          ============
   Class E                                                                   2,711,006
                                                                          ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                     132,540
                                                                          ============
   Class B                                                                  19,671,611
                                                                          ============
   Class E                                                                     347,911
                                                                          ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $       7.81
                                                                          ============
   Class B                                                                        7.79
                                                                          ============
   Class E                                                                        7.79
                                                                          ============

---------------------------------------------------------------------------------------
(a)Investments at cost, excluding collateral for securities on loan       $211,220,282
(b)Includes cash collateral for securities loaned of                        13,149,985

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

SSGA GROWTH ETF PORTFOLIO
INVESTMENT INCOME
   Interest (1)                                                           $    588,320
   Dividends from Underlying ETFs                                            5,138,980
                                                                          ------------
       Total investment income                                               5,727,300
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     867,555
   Administration fees                                                          24,065
   Deferred Expense Reimbursement                                               35,536
   Custodian and accounting fees                                                25,366
   Distribution and services fees--Class B                                     506,794
   Distribution and services fees--Class E                                       4,971
   Audit and tax services                                                       19,948
   Legal                                                                        53,415
   Trustee fees and expenses                                                    18,375
   Shareholder reporting                                                        38,767
   Other                                                                         8,106
                                                                          ------------
       Total expenses                                                        1,602,898
       Less management fee waiver                                              (16,279)
                                                                          ------------
   Net expenses                                                              1,586,619
                                                                          ------------
   Net investment income                                                     4,140,681
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                          (3,016,099)
                                                                          ------------
   Net realized loss on investments                                         (3,016,099)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (81,412,242)
                                                                          ------------
   Net change in unrealized depreciation on investments                    (81,412,242)
                                                                          ------------
   Net realized and unrealized loss on investments                         (84,428,341)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(80,287,660)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Interest income includes securities lending net income of:                  433,791

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


SSGA GROWTH ETF PORTFOLIO
                                                                                 YEAR ENDED    YEAR ENDED
                                                                                DECEMBER 31,  DECEMBER 31,
                                                                                    2008          2007
                                                                               -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net investment income                                                      $   4,140,681  $  3,205,821
    Net realized gain (loss) on investments and Underlying ETFs                   (3,016,099)    4,810,991
    Net change in unrealized appreciation (depreciation) on investments          (81,412,242)    6,183,825
                                                                               -------------  ------------
    Net increase (decrease) in net assets resulting from operations              (80,287,660)   14,200,637
                                                                               -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     Class A                                                                         (22,251)           --
     Class B                                                                      (3,129,750)           --
     Class E                                                                         (53,827)           --
    From net realized gains
     Class A                                                                         (27,827)           --
     Class B                                                                      (4,701,290)           --
     Class E                                                                         (71,893)           --
                                                                               -------------  ------------
    Net decrease in net assets resulting from distributions                       (8,006,838)           --
                                                                               -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Proceeds from shares sold
     Class A                                                                       1,044,206     1,399,363
     Class B                                                                      13,601,892    30,592,890
     Class E                                                                       2,037,280     3,302,094
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                          50,078            --
     Class B                                                                       7,831,040            --
     Class E                                                                         125,720            --
    Cost of shares repurchased
     Class A                                                                      (1,028,144)     (198,144)
     Class B                                                                     (35,669,830)  (26,247,515)
     Class E                                                                      (1,494,810)   (1,109,956)
                                                                               -------------  ------------
    Net increase (decrease) in net assets from capital share transactions        (13,502,568)    7,738,732
                                                                               -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                           (101,797,066)   21,939,369
    Net assets at beginning of period                                            258,733,990   236,794,621
                                                                               -------------  ------------
    Net assets at end of period                                                $ 156,936,924  $258,733,990
                                                                               =============  ============
    Net assets at end of period includes undistributed net investment income   $   4,140,650  $  3,205,821
                                                                               =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                              CLASS A
SSGA GROWTH ETF PORTFOLIO                                                    ---------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                             ---------------------------------------
                                                                                 2008        2007    2006(B)
                                                                             -------      ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 12.09      $11.39     $10.76
                                                                             -------      ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.24        0.22       0.25
Net Realized/Unrealized Gain (Loss) on Investments..........................   (4.09)       0.48       0.53
                                                                             -------      ------     ------
Total from Investment Operations............................................   (3.85)       0.70       0.78
                                                                             -------      ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.19)         --      (0.12)
Distributions from Net Realized Capital Gains...............................   (0.24)         --      (0.03)
                                                                             -------      ------     ------
Total Distributions.........................................................   (0.43)         --      (0.15)
                                                                             -------      ------     ------
NET ASSET VALUE, END OF PERIOD.............................................. $  7.81      $12.09     $11.39
                                                                             =======      ======     ======
TOTAL RETURN                                                                  (32.84)%      6.15%      7.20%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............    0.50 %      0.53%      0.57%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).    0.52 %(d)   0.54%(d)   0.63%*
Ratio of Net Investment Income to Average Net Assets(g).....................    2.35 %      1.85%      3.33%*
Portfolio Turnover Rate.....................................................   140.3 %      20.2%      27.7%
Net Assets, End of Period (in millions)..................................... $   1.0      $  1.5     $  0.3

                                                                                              CLASS B
                                                                             ---------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                             ---------------------------------------
                                                                                 2008        2007     2006    2005(C)
                                                                             -------      ------     -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 12.06      $11.39     $10.14   $10.00
                                                                             -------      ------     ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.20        0.15       0.13     0.10
Net Realized/Unrealized Gain (Loss) on Investments..........................   (4.07)       0.52       1.28     0.10
                                                                             -------      ------     ------   ------
Total from Investment Operations............................................   (3.87)       0.67       1.41     0.20
                                                                             -------      ------     ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.16)         --      (0.12)   (0.06)
Distributions from Net Realized Capital Gains...............................   (0.24)         --      (0.04)      --
                                                                             -------      ------     ------   ------
Total Distributions.........................................................   (0.40)         --      (0.16)   (0.06)
                                                                             -------      ------     ------   ------
NET ASSET VALUE, END OF PERIOD.............................................. $  7.79      $12.06     $11.39   $10.14
                                                                             =======      ======     ======   ======
TOTAL RETURN                                                                  (32.97)%      5.88%     13.85%    2.04%
Ratio of Expenses to Average Net Assets After Reimbursement(e)..............    0.75 %      0.77%      0.80%    0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f).    0.77 %(d)   0.78%(d)   0.82%    2.59%*
Ratio of Net Investment Income to Average Net Assets(g).....................    1.99 %      1.25%      1.21%    3.85%*
Portfolio Turnover Rate.....................................................   140.3 %      20.2%      27.7%     6.2%
Net Assets, End of Period (in millions)..................................... $ 153.2      $253.7     $235.3   $ 11.6

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Commencement of operations--10/03/2005.
(d) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(e) The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f) See Note 3 of the Notes to Financial Statements.
(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                         CLASS E
SSGA GROWTH ETF PORTFOLIO                                                    --------------------------------
                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                             --------------------------------
                                                                                 2008        2007    2006(B)
                                                                             -------      ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................................ $ 12.07      $11.39     $10.76
                                                                             -------      ------     ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income(a)....................................................    0.23        0.21       0.18
Net Realized/Unrealized Gain (Loss) on Investments..........................   (4.09)       0.47       0.60
                                                                             -------      ------     ------
Total from Investment Operations............................................   (3.86)       0.68       0.78
                                                                             -------      ------     ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income........................................   (0.18)         --      (0.12)
Distributions from Net Realized Capital Gains...............................   (0.24)         --      (0.03)
                                                                             -------      ------     ------
Total Distributions.........................................................   (0.42)         --      (0.15)
                                                                             -------      ------     ------
NET ASSET VALUE, END OF PERIOD.............................................. $  7.79      $12.07     $11.39
                                                                             =======      ======     ======
TOTAL RETURN                                                                  (32.91)%      5.97%      7.15%
Ratio of Expenses to Average Net Assets After Reimbursement(d)..............    0.65 %      0.68%      0.72%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e).    0.67 %(c)   0.69%(c)   0.77%*
Ratio of Net Investment Income to Average Net Assets(f).....................    2.28 %      1.70%      2.38%*
Portfolio Turnover Rate.....................................................   140.3 %      20.2%      27.7%
Net Assets, End of Period (in millions)..................................... $   2.7      $  3.5     $  1.2

*  Annualized
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2006.
(c) Excludes effect of deferred expense reimbursement--See Note 3 of financial statements.
(d) The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e) See Note 3 of the Notes to Financial Statements.
(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is SSgA Growth ETF Portfolio (the "Portfolio") (formerly Cyclical Growth ETF Portfolio), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including series of the iShares(R) Trust, iShares(R), Inc., the SPDR(R) Trust, Series 1 and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, Vanguard(R) U.S. Sector Index Funds and Vanguard VIPERs(R) Series Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in the Underlying ETFs are valued at the closing market quotation for their shares.

The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying ETFs are recorded on the ex-date.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                             ---------- ----------

                             $1,894,400 $1,894,400

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with SSgA Funds Management, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
            for the year ended
            December 31, 2008  % per annum Average Daily Net Assets
            ------------------ ----------- ------------------------

                 $867,555         0.33%       First $500 Million

                                  0.30%       Over $500 Million

Effective September 2, 2008, the Manager agreed to contractually waive a portion of the management fee paid by the Portfolio through April 30, 2009. This waiver reduces the management fee on the first $500 million of the Portfolio's average daily net assets from 0.33% to 0.30%. Prior to September 2, 2008, the management fee paid by Portfolio was 0.45% for the first $300 Million, 0.43% for the next $300 Million and 0.40% for assets over $600 Million. The management fee earned for the period January 1, 2008 through September 1, 2008 was $688,484.

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and Underlying ETFs' fees and expenses, but including amounts payable pursuant to a plan adopted in

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                         Expenses Deferred in
                                      ---------------------------------------
               Maximum Expense Ratio    2005       2006      2007     2008
               under current Expense   -------    -------   -----    -----
               Limitation Agreement   Subject to repayment until December 31,
              ----------------------  ---------------------------------------
              Class A Class B Class E   2010       2011      2012     2013
              ------- ------- -------  -------    -------   -----    -----

               0.55%   0.80%   0.70%  $32,115    $40,875     $--      $--

The amount waived for the period ended December 31, 2008 is shown as a management fee waiver in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager in accordance with the Expense
Limitation Agreement during the period ended December 31, 2008:          $35,536

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008     123,855   107,746      4,475      (103,536)      8,685      132,540
 12/31/2007      23,516   116,827         --       (16,488)    100,339      123,855

 Class B

 12/31/2008  21,046,030 1,407,883    701,077    (3,483,379)  1,374,419   19,671,611
 12/31/2007  20,666,125 2,557,334         --    (2,177,429)    379,905   21,046,030

 Class E

 12/31/2008     290,543   190,369     11,255      (144,256)     57,368      347,911
 12/31/2007     107,303   274,679         --       (91,439)    183,240      290,543

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $282,981,518        $--        $298,187,799

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross          Net
              Income Tax   Unrealized   Unrealized    Unrealized
                 Cost     Appreciation Depreciation  Depreciation
             ------------ ------------ ------------  ------------

             $225,495,382   $747,411   $(55,094,847) $(54,347,436)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $12,842,618 $13,149,985     $--     $13,149,985

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

                Ordinary Income Long-Term Capital Gain      Total
                --------------- ---------------------- ---------------
                   2008    2007    2008        2007       2008    2007
                ---------- ----   ----------   ----    ---------- ----

                $3,515,121 $--  $4,491,717     $--     $8,006,838 $--

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------

    $4,140,650        $--      $(54,347,436)    $(1,894,400)    $(52,101,186)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Underlying ETFs, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Underlying ETFs have unsettled or open transactions may default. Financial assets,

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


9. MARKET, CREDIT AND COUNTERPARTY RISK - CONTINUED

which potentially expose the Underlying ETFs to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying ETFs' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying ETFs' Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SSgA Growth ETF Portfolio (formerly Cyclical Growth ETF Portfolio), one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SSgA Growth ETF Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A




Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

SSGA GROWTH ETF PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the SSgA Growth ETF Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/ With respect to the SSgA Growth ETF Portfolio, only the Management Agreement was renewed at the November 11-12, 2008 meeting, because the Advisory Agreement with SSgA Funds Management, Inc. was approved at the August 6, 2008 meeting of the Board.

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the SSgA Growth ETF Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe for the one-year period ended July 31, 2008. The Board further considered that the Portfolio outperformed its benchmark, the S&P 500 Index, for the same period. The Board also noted the recent change in Adviser of the Portfolio and that the performance date did not reflect the performance of the Portfolio's current Adviser. The Board further noted that effective September 2, 2008, the Portfolio's benchmark changed from The S&P 500 Index to the MSCI All Country World Index. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the SSgA Growth ETF Portfolio, the Board considered that the Portfolio's actual management fees were above the Expense Group median and equal to the Expense Universe median and total expenses (exclusive of 12b-1 fees) were below both the Expense Group median and the

Expense Universe Median. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. The Board took into account the peer group in which the Portfolio was included for comparative purposes. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the SSgA Growth ETF Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

In addition, the Board reviewed the management fee to be paid to the Manager for the SSgA Growth ETF Portfolio and concluded that the management fee to be paid to the Manager with respect to the Portfolio is based on services to be provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Portfolio invests and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Portfolio and those of the underlying funds.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a

Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AGREEMENT

At an in-person meeting of the Board of Trustees of the Met Investors Series Trust (the "Trust") held on August 6, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), initially approved an investment advisory agreement ("Advisory Agreement") with respect to the SSgA Growth ETF Portfolio (the "Portfolio") between Met Investors Advisory LLC (the "Manager") and SSgA Funds Management, Inc. (the "Adviser").

The Board of Trustees approved the Advisory Agreement between the Manager and the Adviser based on a number of factors relating to the Adviser's ability to perform under the Advisory Agreement. These factors included: the Adviser's management style and experience managing asset allocation strategies and exchange-traded funds; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history. In particular, the Board noted that a composite of the Adviser's Balanced Growth (Index) Strategy (the excess returns of which were solely the result of tactical asset allocation decisions by the portfolio managers) (the "Strategy") had outperformed a composite benchmark of the Russell 3000(R) Index (50%), MSCI EAFE(R) Index (10%) and Lehman Brothers Aggregate Bond Index (40%) for the one-, three- and five-year periods ending June 30, 2008, but had underperformed the composite benchmark for the period since inception on March 31, 1995 and for the ten-year period ended June 30, 2008. Although acknowledging that none of the investment mandates comprising the Strategy involved investing primarily in exchange-traded funds, the Board also noted that the Portfolio would be managed by the same portfolio managers who managed the Strategy. The Disinterested Trustees were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Adviser's costs and profitability (to the extent practicable) in serving as the Adviser to the Portfolio, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to the Adviser in view of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. The Board noted that the proposed fees were lower than the advisory fees paid to Gallatin Asset Management, Inc. (the "Prior Subadviser") for managing the Portfolio under the Advisory Agreement. The Board also noted that the Manager had agreed to reduce its management fees and waive an additional portion of its management fees in connection with the Adviser's appointment as Adviser to the Portfolio. After comparing the fees with those of comparable funds and in view of the quality and extent of services to be provided, and the costs to be incurred by the Adviser, the Board concluded that the fees to be paid to the Adviser with respect to the Portfolio were fair and reasonable.

In considering the profitability to the Adviser of its relationship with the Portfolio, the Board noted that the fees under the Advisory Agreement were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fees thereunder at arm's length. As the Adviser did not manage any accounts with similar investment strategies as those of the Portfolio, information regarding fees charged by the Adviser to comparable funds or institutional clients was not available. The Board also reviewed the Adviser's estimate of its projected profit margin, although the Board placed greater weight on each of the factors specified above. As the Portfolio's relationship with the Adviser is new, no economies of scale have been recognized. The Board noted that the advisory fee schedule for the Portfolio contains a breakpoint which in the Board's view appropriately reflects the potential for future recognition of economies of scale.

In conclusion, with respect to the Portfolio, the Board evaluated and reviewed the following factors for the Adviser: (a) the fairness and reasonableness of the investment advisory fee payable to the Adviser under the Advisory Agreement, in view of the investment advisory services to be provided, the costs of these services, the profitability of the Adviser's relationship with the Portfolio, and the amount of the fees to be paid compared to fees paid by other investment companies; (b) the expected nature, quality and the extent of the investment advisory services to be provided to the Portfolio by the Adviser; (c) the Adviser's commitment to the management of the Portfolio; and
(d) the portfolio management process, personnel, systems, operations and financial condition of the Adviser.

In connection with these considerations, the Board of Trustees determined that a sub-advisory arrangement between the Manager and the Adviser was in the best interest of the Portfolio and its shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, and methodologies, the Board (including a majority of Disinterested Trustees) determined approval of the Advisory Agreement was in the best interest of the Portfolio.

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
                                                   DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           T. ROWE PRICE MID CAP GROWTH PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (39.62)%, (39.75)% and (39.60)% for Class A, B and E shares, respectively, versus (44.32)% for its benchmark, the Russell MidCap(R) Growth Index/1/.

MARKET ENVIRONMENT/CONDITIONS

The Russell MidCap Growth Index ended the quarter with a significant loss, as investors responded to the financial crisis and a slowing real economy. Extraordinary government actions only brought a measure of stability to equity markets in the final weeks of the period. All benchmark sectors were negative. In a reversal of what had been the trend for most of the year, declining oil prices made energy the weakest performer overall, losing over 50%. The defensive consumer staples sector saw the smallest decline. In the mid-cap universe, value stocks outperformed their growth peers by a narrow margin. Small- and large-cap stocks also outpaced mid-cap.

PORTFOLIO REVIEW/CURRENT POSITIONING

Industrials and business services was the greatest contributor, due to stock selection. Two key holdings here were Roper Industries and Alliant Techsystems, both of which benefited from government contracts. Industrials and business services remains an important area of investment for the Portfolio. We have a broad range of holdings, based on our past success in identifying skilled, shareholder-friendly managements.

Stock selection made health care another significant contributor. Our strategic stance of overweighting the biotechnology industry proved beneficial, particularly our positions in Cephalon, Imclone Systems, and Myriad Genetics. Other important holdings included Edwards Lifesciences and Valeant Pharmaceuticals. Our overweight to the sector boosted relative returns as well. Our strategy in health care focuses on companies that develop new therapies that target unmet needs. Due to the inherent risks in research-oriented fields, we take a diversified approach.

Our stock choices in information technology were another area of strength. We did well to limit our exposure to firms involved with semi- conductors, as they were particularly hard-hit this year. On the positive side, FLIR Systems and SAIC, both of which secured government contracts, helped relative returns. We see many opportunities in information technology, particularly among firms that benefit from the ongoing digitization of the economy.

Stock selection in consumer discretionary was the primary detractor. We suffered from our lack of exposure to some of the stronger performing restaurant stocks. Additionally, the broad diversified consumer services industry and for-profit education firms held up best during a difficult year, and our lack of exposure to either represented a missed opportunity. An overweight in the media industry hurt, particularly our positions in outdoor advertisers Lamar Advertising and Clear Channel Outdoor. Elsewhere in the sector, declining travel expenditures due to high gas prices throughout most of the year hurt online travel company Expedia. Our focus in this sector is on companies that dominate a particular market, as we believe that such firms will be among the first to turn the corner as economic conditions improve.

Consumer staples was another area of weakness, due to stock selection and a detrimental underweight. A leading detractor here was Whole Foods Market, whose upscale offerings are a hard sell in tough economic times and whose recent acquisition of Wild Oats continues to be a drag on earnings. We tend to underweight this sector as most firms do not meet our growth criteria.

BRIAN W. H. BERGHUIS, CFA
Portfolio Manager
T. ROWE PRICE ASSOCIATES, INC.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions, and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                Percent of
                     Description                Net Assets
                     -------------------------------------
                     FLIR Systems, Inc.           2.16%
                     -------------------------------------
                     Roper Industries, Inc.       2.16%
                     -------------------------------------
                     Cephalon, Inc.               2.15%
                     -------------------------------------
                     Rockwell Collins, Inc.       1.88%
                     -------------------------------------
                     SAIC, Inc.                   1.78%
                     -------------------------------------
                     AMETEK, Inc.                 1.75%
                     -------------------------------------
                     Agnico-Eagle Mines, Ltd.     1.64%
                     -------------------------------------
                     Alliant Techsystems, Inc.    1.52%
                     -------------------------------------
                     Western Union Co.            1.45%
                     -------------------------------------
                     Amazon.com, Inc.             1.42%
                     -------------------------------------

--------
/1/ The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not include fees or expenses and is not available for direct investment.


--------------------------------------------------------------------------------
                                      1

--------------------------------------------------------------------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials      1.9%
Communications      15.3%
Cyclical            12.1%
Non-Cyclical        25.0%
Energy               8.5%
Financials           5.6%
Industrials         17.6%
Technology          13.8%
Utilities            0.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


               T. ROWE PRICE MID CAP GROWTH PORTFOLIO MANAGED BY
     T. ROWE PRICE ASSOCIATES, INC. VS. RUSSELL MIDCAP(R) GROWTH INDEX/1/
                           Growth Based on $10,000+

                                     [CHART]

               Russell Midcap(R)        T. Rowe Price Mid Cap
                Growth Index/1/        Growth Portfolio--Class B
               -----------------       -------------------------
02/12/2001          $10,000                    $10,000
12/31/2001            8,238                      8,340
12/31/2002            5,981                      4,668
12/31/2003            8,535                      6,378
12/31/2004            9,855                      7,515
12/31/2005           11,047                      8,613
12/31/2006           12,225                      9,145
12/31/2007           13,623                     10,759
12/31/2008            7,585                      6,482



    -------------------------------------------------------
                             Average Annual Return/2/
                         (for the period ended 12/31/08)
    -------------------------------------------------------
                                                  Since
                        1 year  3 Year  5 Year Inception/3/
    -------------------------------------------------------
    T. Rowe Price
    Mid Cap Growth
    Portfolio--Class A  -39.62%  -8.81%  0.58%   -4.95%
--  Class B             -39.75%  -9.04%  0.32%   -5.35%
    Class E             -39.60%  -8.91%  0.44%   -1.75%
    -------------------------------------------------------
    Russell Midcap(R)
- - Growth Index/1/     -44.32% -11.78% -2.33%   -3.45%
    -------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 2/1/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
T. ROWE PRICE MID CAP GROWTH PORTFOLIO       ------------- ------------- ---------------
  Class A
  Actual                                       $1,000.00     $  646.30        $3.15
  Hypothetical (5% return before expenses)      1,000.00      1,021.32         3.86
-------------------------------------------  ------------- ------------- ---------------
  Class B
  Actual                                       $1,000.00     $  645.50        $4.18
  Hypothetical (5% return before expenses)      1,000.00      1,020.06         5.13
-------------------------------------------  ------------- ------------- ---------------
  Class E
  Actual                                       $1,000.00     $  646.10        $3.77
  Hypothetical (5% return before expenses)      1,000.00      1,020.56         4.62
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.76%, 1.01%, and 0.91% for the Class A, Class B, and Class E, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   COMMON STOCKS - 94.3%
   AEROSPACE & DEFENSE - 3.4%
   Alliant Techsystems, Inc.*(a).....................   120,000 $  10,291,200
   Rockwell Collins, Inc.............................   326,000    12,743,340
                                                                -------------
                                                                   23,034,540
                                                                -------------
   AIR FREIGHT & LOGISTICS - 0.4%
   UTI Worldwide, Inc................................   170,000     2,437,800
                                                                -------------
   AIRLINES - 0.8%
   Southwest Airlines Co.............................   612,000     5,275,440
                                                                -------------
   AUTO COMPONENTS - 0.6%
   WABCO Holdings, Inc...............................   241,000     3,805,390
                                                                -------------
   BIOTECHNOLOGY - 5.5%
   Alexion Pharmaceuticals, Inc.*(a).................    89,000     3,220,910
   Amylin Pharmaceuticals, Inc.*(a)..................   172,000     1,866,200
   BioMarin Pharmaceutical, Inc.*(a).................   153,000     2,723,400
   Cephalon, Inc.*(a)................................   189,000    14,560,560
   Human Genome Sciences, Inc.*(a)...................   322,000       682,640
   Medarex, Inc.*(a).................................   109,000       608,220
   Myriad Genetics, Inc.*(a).........................    56,000     3,710,560
   OSI Pharmaceuticals, Inc.*(a).....................    55,000     2,147,750
   Theravance, Inc.*(a)..............................   145,000     1,796,550
   Vertex Pharmaceuticals, Inc.*.....................   207,000     6,288,660
                                                                -------------
                                                                   37,605,450
                                                                -------------
   CAPITAL MARKETS - 2.4%
   Ameriprise Financial, Inc.........................   138,000     3,223,680
   Eaton Vance Corp.(a)..............................   284,000     5,966,840
   Raymond James Financial, Inc.(a)..................   181,000     3,100,530
   TD Ameritrade Holding Corp.*......................   272,000     3,876,000
                                                                -------------
                                                                   16,167,050
                                                                -------------
   COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
   EnergySolutions...................................   184,000     1,039,600
   Iron Mountain, Inc.*(a)...........................   303,000     7,493,190
                                                                -------------
                                                                    8,532,790
                                                                -------------
   COMMUNICATIONS EQUIPMENT - 2.0%
   JDS Uniphase Corp.*............................... 1,032,000     3,766,800
   Juniper Networks, Inc.*(a)........................   545,000     9,542,950
                                                                -------------
                                                                   13,309,750
                                                                -------------
   COMPUTERS & PERIPHERALS - 0.2%
   Seagate Technology................................   375,000     1,661,250
                                                                -------------
   CONSTRUCTION & ENGINEERING - 1.2%
   Quanta Services, Inc.*............................   414,000     8,197,200
                                                                -------------
   DISTRIBUTORS - 0.2%
   LKQ Corp.*(a).....................................   136,000     1,585,760
                                                                -------------
   DIVERSIFIED FINANCIAL SERVICES - 1.3%
   Interactive Brokers Group, Inc. - Class A*........   179,000     3,202,310
   IntercontinentalExchange, Inc.*...................    58,000     4,781,520
   MSCI, Inc. - Class A*(a)..........................    50,500       896,880
                                                                -------------
                                                                    8,880,710
                                                                -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    ELECTRICAL EQUIPMENT - 4.5%
    AMETEK, Inc....................................... 393,000 $  11,872,530
    First Solar, Inc.*(a).............................  13,000     1,793,480
    Roper Industries, Inc.(a)......................... 337,000    14,629,170
    SunPower Corp. - Class B*(a)......................  83,000     2,526,520
                                                               -------------
                                                                  30,821,700
                                                               -------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
    Dolby Laboratories, Inc. - Class A*............... 211,000     6,912,360
    FLIR Systems, Inc.*(a)............................ 477,000    14,634,360
    Itron, Inc.*(a)...................................  85,000     5,417,900
                                                               -------------
                                                                  26,964,620
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 3.7%
    BJ Services Co.................................... 482,000     5,624,940
    Cameron International Corp.*......................  85,000     1,742,500
    FMC Technologies, Inc.*........................... 190,000     4,527,700
    IHS, Inc. - Class A*.............................. 102,000     3,816,840
    Smith International, Inc.......................... 339,000     7,759,710
    TETRA Technologies, Inc.*(a)......................  32,314       157,046
    Trican Well Service, Ltd.......................... 203,000     1,308,935
                                                               -------------
                                                                  24,937,671
                                                               -------------
    FOOD & STAPLES RETAILING - 1.0%
    Shoppers Drug Mart Corp...........................  91,000     3,543,094
    Whole Foods Market, Inc........................... 361,000     3,407,840
                                                               -------------
                                                                   6,950,934
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
    C.R. Bard, Inc....................................  87,000     7,330,620
    DENTSPLY International, Inc....................... 207,000     5,845,680
    Edwards Lifesciences Corp.*....................... 140,000     7,693,000
    Gen-Probe, Inc.*..................................  52,000     2,227,680
                                                               -------------
                                                                  23,096,980
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 2.0%
    Health Net, Inc.*................................. 136,000     1,481,040
    Henry Schein, Inc.*............................... 206,000     7,558,140
    Humana, Inc.*..................................... 121,000     4,510,880
                                                               -------------
                                                                  13,550,060
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 4.1%
    Chipotle Mexican Grill, Inc.*..................... 131,000     7,504,990
    Gaylord Entertainment Co.*(a)..................... 171,000     1,853,640
    Marriott International, Inc. - Class A............ 380,000     7,391,000
    Panera Bread Co.*(a)..............................  35,000     1,828,400
    Tim Hortons, Inc.(a).............................. 158,000     4,556,720
    Wynn Resorts, Ltd.*(a)............................ 108,000     4,564,080
                                                               -------------
                                                                  27,698,830
                                                               -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
    Dynegy, Inc. - Class A*........................... 585,000     1,170,000
                                                               -------------
    INDUSTRIAL CONGLOMERATES - 0.5%
    McDermott International, Inc.*.................... 342,000     3,378,960
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

   --------------------------------------------------------------------------
                                                                   VALUE
   SECURITY DESCRIPTION                                SHARES     (NOTE 2)
   --------------------------------------------------------------------------

   INSURANCE - 1.5%
   Assurant, Inc.....................................   144,000 $   4,320,000
   Axis Capital Holdings, Ltd........................   141,000     4,105,920
   Principal Financial Group, Inc....................    85,000     1,918,450
                                                                -------------
                                                                   10,344,370
                                                                -------------
   INTERNET & CATALOG RETAIL - 2.4%
   Amazon.com, Inc.*(a)..............................   188,000     9,640,640
   Expedia, Inc.*....................................   544,000     4,482,560
   Priceline.com, Inc.*(a)...........................    27,300     2,010,645
                                                                -------------
                                                                   16,133,845
                                                                -------------
   INTERNET SOFTWARE & SERVICES - 1.0%
   VeriSign, Inc.*(a)................................   344,000     6,563,520
                                                                -------------
   IT SERVICES - 6.9%
   DST Systems, Inc.*(a).............................   207,000     7,861,860
   Fiserv, Inc.*.....................................   207,000     7,528,590
   Global Payments, Inc.(a)..........................   285,000     9,345,150
   SAIC, Inc.*.......................................   621,000    12,097,080
   Western Union Co..................................   686,000     9,837,240
                                                                -------------
                                                                   46,669,920
                                                                -------------
   LIFE SCIENCES TOOLS & SERVICES - 3.2%
   Illumina, Inc.*(a)................................   206,000     5,366,300
   Millipore Corp.*..................................   121,000     6,233,920
   Qiagen N.V.*(a)...................................   274,000     4,811,440
   Waters Corp.*.....................................   155,000     5,680,750
                                                                -------------
                                                                   22,092,410
                                                                -------------
   MACHINERY - 3.1%
   Danaher Corp.(a)..................................   104,000     5,887,440
   Harsco Corp.......................................   116,000     3,210,880
   IDEX Corp.(a).....................................   311,000     7,510,650
   ITT Corp..........................................   101,000     4,644,990
                                                                -------------
                                                                   21,253,960
                                                                -------------
   MEDIA - 2.7%
   Ascent Media Corp. - Class A*.....................    21,000       458,640
   Cablevision Systems Corp. - Class A...............   338,000     5,691,920
   Clear Channel Outdoor Holdings, Inc.*(a)..........   304,000     1,869,600
   Discovery Communications, Inc. - Class A*.........   207,000     2,931,120
   Discovery Communications, Inc. - Class C*.........   228,000     3,052,920
   Lamar Advertising Co. - Class A*(a)...............   339,000     4,257,840
   Sirius XM Radio, Inc.*(a)......................... 2,545,000       305,400
                                                                -------------
                                                                   18,567,440
                                                                -------------
   METALS & MINING - 1.8%
   Agnico-Eagle Mines, Ltd...........................   217,000    11,138,610
   Agnico-Eagle Mines, Ltd.(b).......................    19,000       930,656
                                                                -------------
                                                                   12,069,266
                                                                -------------
   OIL, GAS & CONSUMABLE FUELS - 4.6%
   CNX Gas Corp.*(a).................................   277,000     7,562,100
   CONSOL Energy, Inc................................   207,000     5,916,060
   EOG Resources, Inc................................   104,000     6,924,320

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    OIL, GAS & CONSUMABLE FUELS - CONTINUED
    Murphy Oil Corp................................... 122,000 $   5,410,700
    Peabody Energy Corp............................... 105,000     2,388,750
    XTO Energy, Inc.(a)...............................  85,000     2,997,950
                                                               -------------
                                                                  31,199,880
                                                               -------------
    PHARMACEUTICALS - 2.2%
    Allergan, Inc.....................................  86,000     3,467,520
    Elan Corp. Plc (ADR)*(a).......................... 474,000     2,844,000
    Valeant Pharmaceuticals International*(a)......... 259,000     5,931,100
    Warner Chilcott, Ltd.*............................ 205,000     2,972,500
                                                               -------------
                                                                  15,215,120
                                                               -------------
    PROFESSIONAL SERVICES - 1.9%
    Manpower, Inc..................................... 146,000     4,962,540
    Robert Half International, Inc.(a)................ 380,000     7,911,600
                                                               -------------
                                                                  12,874,140
                                                               -------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
    St. Joe Co. (The)*(a).............................  64,000     1,556,480
                                                               -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
    Altera Corp....................................... 483,000     8,070,930
    Cree, Inc.*(a).................................... 119,000     1,888,530
    Intersil Corp. - Class A.......................... 328,000     3,014,320
    Marvell Technology Group, Ltd.*................... 724,000     4,829,080
    Microchip Technology, Inc.(a)..................... 260,000     5,077,800
    ON Semiconductor Corp.*........................... 724,000     2,461,600
    PMC-Sierra, Inc.*(a).............................. 536,000     2,604,960
    Teradyne, Inc.*................................... 286,000     1,206,920
    Varian Semiconductor Equipment Associates,
      Inc.*(a)........................................ 173,000     3,134,760
    Xilinx, Inc....................................... 370,000     6,593,400
                                                               -------------
                                                                  38,882,300
                                                               -------------
    SOFTWARE - 5.7%
    Amdocs, Ltd.*..................................... 343,000     6,273,470
    Autodesk, Inc.*................................... 224,000     4,401,600
    FactSet Research Systems, Inc.(a)................. 121,000     5,353,040
    Jack Henry & Associates, Inc......................  38,000       737,580
    McAfee, Inc.*..................................... 248,000     8,573,360
    MICROS Systems, Inc.*............................. 218,000     3,557,760
    Red Hat, Inc.*.................................... 427,000     5,644,940
    Salesforce.com, Inc.*(a).......................... 135,000     4,321,350
                                                               -------------
                                                                  38,863,100
                                                               -------------
    SPECIALTY RETAIL - 4.0%
    Bed Bath & Beyond, Inc.*(a)....................... 309,000     7,854,780
    Best Buy Co., Inc.................................  52,000     1,461,720
    CarMax, Inc.*(a).................................. 278,000     2,190,640
    J. Crew Group, Inc.*(a)........................... 173,000     2,110,600
    O' Reilly Automotive, Inc.*(a).................... 210,000     6,455,400
    PetSmart, Inc.(a)................................. 379,000     6,992,550
                                                               -------------
                                                                  27,065,690
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ---------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ---------------------------------------------------------------------------

    TRADING COMPANIES & DISTRIBUTORS - 1.2%
    Fastenal Co.(a)................................... 104,000 $   3,624,400
    MSC Industrial Direct Co., Inc. - Class A(a)...... 121,000     4,456,430
                                                               -------------
                                                                   8,080,830
                                                               -------------
    WIRELESS TELECOMMUNICATION SERVICES - 3.5%
    American Tower Corp. - Class A*................... 281,000     8,238,920
    Crown Castle International Corp.*(a).............. 300,000     5,274,000
    Leap Wireless International, Inc.*(a)............. 199,000     5,351,110
    Metropcs Communications, Inc.*(a)................. 237,000     3,519,450
    Rogers Communications, Inc. - Class B.............  43,000     1,293,440
                                                               -------------
                                                                  23,676,920
                                                               -------------
    Total Common Stocks (Cost $846,971,765)                      640,172,076
                                                               -------------

    WARRANT - 0.0%
    METALS & MINING - 0.0%
    Agnico-Eagle Mines, Ltd.*,
      expire 12/02/13(b) (Cost - $47,500).............   9,500       166,638
                                                               -------------

 ------------------------------------------------------------------------------
                                                        PAR          VALUE
 SECURITY DESCRIPTION                                  AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 23.0%
 State Street Navigator Securities Lending Trust
   Prime Portfolio(c).............................. $114,300,717 $ 114,300,717
 T. Rowe Price Government Reserve Investment Fund**   41,529,198    41,529,198
                                                                 -------------
 Total Short-Term Investments (Cost $155,829,915)                  155,829,915
                                                                 -------------

 TOTAL INVESTMENTS - 117.3% (Cost $1,002,849,180)                  796,168,629
                                                                 -------------

 Other Assets and Liabilities (net) - (17.3)%                     (117,585,927)
                                                                 -------------

 TOTAL NET ASSETS - 100.0%                                       $ 678,582,702
                                                                 =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
** Affiliated issuer.
(a) All or a portion of security is on loan.
(b) Restricted securities representing in the aggregate $1,097,294 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                                                   ACQUISITION
                                                    COST AS A               VALUE AS A
                          ACQUISITION ACQUISITION PERCENTAGE OF            PERCENTAGE OF
RESTRICTED SECURITIES        DATES       COST      NET ASSETS     VALUE     NET ASSETS
----------------------------------------------------------------------------------------
Agnico-Eagle Mines, Ltd.   12/3/2008   $551,000       0.08%     $  930,656     0.14%
Agnico-Eagle Mines, Ltd.   12/3/2008     47,500       0.01         166,638     0.02
                                       --------       ----      ----------     ----
                                       $598,500       0.09%     $1,097,294     0.16%
                                       ========       ====      ==========     ====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                              INVESTMENTS IN SHORT SALES OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES    AT VALUE    INSTRUMENTS+
----------------------------------------------------------------------------------------
LEVEL 1--QUOTED PRICES                          $753,542,137          $0              $0
----------------------------------------------------------------------------------------
LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      41,529,198           0               0
----------------------------------------------------------------------------------------
LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS           1,097,294           0               0
----------------------------------------------------------------------------------------
TOTAL                                           $796,168,629          $0              $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN SHORT SALES OTHER FINANCIAL
                                                       SECURITIES    AT VALUE    INSTRUMENTS+
---------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                          $        0          $0              $0
 Accrued discounts/premiums                                     0           0               0
 Realized Gain (Loss)                                           0           0               0
 Change in unrealized appreciation (depreciation)         498,794           0               0
 Net Purchases (Sales)                                    598,500           0               0
 Transfers In (Out) of Level 3                                  0           0               0
---------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                        $1,097,294          $0              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

T. ROWE PRICE MID CAP GROWTH PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                            $ 796,168,629
    Receivable for investments sold                                      1,352,875
    Receivable for Trust shares sold                                       568,212
    Dividends receivable                                                   211,105
    Interest receivable                                                     22,718
                                                                     -------------
       Total assets                                                    798,323,539
                                                                     -------------
LIABILITIES
    Payables for:
       Investments purchased                                             4,692,354
       Trust shares redeemed                                               159,094
       Distribution and services fees--Class B                              62,100
       Distribution and services fees--Class E                               2,076
       Collateral for securities on loan                               114,300,717
       Management fee (Note 3)                                             398,716
       Administration fee                                                    4,598
       Custodian and accounting fees                                        49,317
    Accrued expenses                                                        71,865
                                                                     -------------
       Total liabilities                                               119,740,837
                                                                     -------------
NET ASSETS                                                           $ 678,582,702
                                                                     =============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                  $ 904,440,353
    Accumulated net realized loss                                      (19,176,459)
    Unrealized depreciation on investments and foreign currency       (206,681,192)
    Undistributed net investment income                                         --
                                                                     -------------
       Total                                                         $ 678,582,702
                                                                     =============
NET ASSETS
    Class A                                                          $ 347,352,266
                                                                     =============
    Class B                                                            313,975,555
                                                                     =============
    Class E                                                             17,254,881
                                                                     =============
CAPITAL SHARES OUTSTANDING
    Class A                                                             65,478,589
                                                                     =============
    Class B                                                             60,466,361
                                                                     =============
    Class E                                                              3,293,693
                                                                     =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                          $        5.30
                                                                     =============
    Class B                                                                   5.19
                                                                     =============
    Class E                                                                   5.24
                                                                     =============

-----------------------------------------------------------------------------------
(a)Investments at cost, excluding collateral for securities on loan  $ 888,548,463
(b)Includes cash collateral for securities loaned of                   114,300,717

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

T. ROWE PRICE MID CAP GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $   4,585,870
   Interest (2)                                                               2,336,787
   Income earned from affiliated transactions (Note 11)                         774,166
                                                                          -------------
       Total investment income                                                7,696,823
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                    6,776,690
   Administration fees                                                           61,388
   Custodian and accounting fees                                                 49,730
   Distribution and services fees--Class B                                    1,071,346
   Distribution and services fees--Class E                                       41,323
   Audit and tax services                                                        31,976
   Legal                                                                         19,436
   Trustee fees and expenses                                                     18,375
   Shareholder reporting                                                         93,113
   Insurance                                                                     13,201
   Other                                                                          8,419
                                                                          -------------
       Total expenses                                                         8,184,997
       Less management fee waiver                                              (143,650)
       Less broker commission recapture                                         (35,191)
                                                                          -------------
   Net expenses                                                               8,006,156
                                                                          -------------
   Net investment loss                                                         (309,333)
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                          (19,404,578)
       Foreign currency                                                         (73,047)
                                                                          -------------
   Net realized loss on investments and foreign currency                    (19,477,625)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (400,271,653)
       Foreign currency                                                          (2,121)
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (400,273,774)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (419,751,399)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(420,060,732)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $      40,414
(2)Interest income includes securities lending net income of:                 2,336,787

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


T. ROWE PRICE MID CAP GROWTH PORTFOLIO
                                                                           YEAR ENDED             YEAR ENDED
                                                                          DECEMBER 31,           DECEMBER 31,
                                                                              2008                   2007
                                                                         --------------         --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income (loss)                                          $     (309,333)        $      334,889
   Net realized gain (loss) on investments and foreign currency             (19,477,625)           110,451,542
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                    (400,273,774)            38,665,616
                                                                         --------------         --------------
   Net increase (decrease) in net assets resulting from operations         (420,060,732)           149,452,047
                                                                         --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                   (315,421)            (1,028,494)
     Class B                                                                         --                 (4,747)
     Class E                                                                         --                (23,661)
   From net realized gains
     Class A                                                                (55,433,840)           (19,616,047)
     Class B                                                                (51,894,039)           (21,687,725)
     Class E                                                                 (3,374,259)            (1,207,133)
                                                                         --------------         --------------
   Net decrease in net assets resulting from distributions                 (111,017,559)           (43,567,807)
                                                                         --------------         --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                121,997,443            143,192,427
     Class B                                                                 95,690,540            145,815,714
     Class E                                                                  5,166,208             17,202,309
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 55,749,261             20,644,541
     Class B                                                                 51,894,039             21,692,472
     Class E                                                                  3,374,259              1,230,794
   Cost of shares repurchased
     Class A                                                                (94,459,819)           (75,726,269)
     Class B                                                               (101,848,163)          (151,783,256)
     Class E                                                                (12,461,627)            (8,981,734)
                                                                         --------------         --------------
   Net increase in net assets from capital share transactions               125,102,141            113,286,998
                                                                         --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (405,976,150)           219,171,238
   Net assets at beginning of period                                      1,084,558,852            865,387,614
                                                                         --------------         --------------
   Net assets at end of period                                           $  678,582,702         $1,084,558,852
                                                                         ==============         ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $           --         $      315,379
                                                                         ==============         ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                             CLASS A
T. ROWE PRICE MID CAP GROWTH PORTFOLIO                                    -----------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------
                                                                            2008     2007    2006     2005      2004
                                                                          -------   ------  ------  ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  9.83   $ 8.76  $ 8.49  $ 7.55   $ 6.39
                                                                          -------   ------  ------  ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)..........................................    0.01     0.02    0.03   (0.01)   (0.03)
Net Realized/Unrealized Gain (Loss) on Investments.......................   (3.54)    1.50    0.53    1.13     1.19
                                                                          -------   ------  ------  ------   ------
Total from Investment Operations.........................................   (3.53)    1.52    0.56    1.12     1.16
                                                                          -------   ------  ------  ------   ------
LESS DISTRIBUTIONS:
Dividends from Net Investment Income.....................................   (0.01)   (0.02)     --      --       --
Distributions from Net Realized Capital Gains............................   (0.99)   (0.43)  (0.29)  (0.18)      --
                                                                          -------   ------  ------  ------   ------
Total Distributions......................................................   (1.00)   (0.45)  (0.29)  (0.18)      --
                                                                          -------   ------  ------  ------   ------
NET ASSET VALUE, END OF PERIOD........................................... $  5.30   $ 9.83  $ 8.76  $ 8.49   $ 7.55
                                                                          =======   ======  ======  ======   ======
TOTAL RETURN                                                               (39.62)%  17.85%   6.56%  14.87 %  18.15 %
Ratio of Expenses to Average Net Assets After Reimbursement..............    0.76 %   0.78%   0.81%   0.80 %   0.90 %
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.    0.78 %   0.80%   0.81%   0.81 %   0.83 %(b)
Ratio of Net Investment Income (Loss) to Average Net Assets..............    0.09 %   0.16%   0.32%  (0.08)%  (0.41)%
Portfolio Turnover Rate..................................................    36.2 %   35.5%   33.7%   23.0 %   51.7 %
Net Assets, End of Period (in millions).................................. $ 347.4   $524.2  $386.8  $258.6   $145.7

(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                       CLASS B
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             ------------------------------------------
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                   ------------------------------------------
                                                     2008      2007    2006     2005      2004
                                                   -------   ------   ------  ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  9.66   $ 8.62   $ 8.38  $ 7.47   $ 6.34
                                                   -------   ------   ------  ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)...................   (0.01)   (0.01)    0.01   (0.03)   (0.05)
Net Realized/Unrealized Gain (Loss) on Investments   (3.47)    1.48     0.52    1.12     1.18
                                                   -------   ------   ------  ------   ------
Total from Investment Operations..................   (3.48)    1.47     0.53    1.09     1.13
                                                   -------   ------   ------  ------   ------
LESS DISTRIBUTIONS:
Dividends from Net Investment Income..............      --    (0.00)+     --      --       --
Distributions from Net Realized Capital Gains.....   (0.99)   (0.43)   (0.29)  (0.18)      --
                                                   -------   ------   ------  ------   ------
Total Distributions...............................   (0.99)   (0.43)   (0.29)  (0.18)      --
                                                   -------   ------   ------  ------   ------
NET ASSET VALUE, END OF PERIOD.................... $  5.19   $ 9.66   $ 8.62  $ 8.38   $ 7.47
                                                   =======   ======   ======  ======   ======
TOTAL RETURN                                        (39.75)%  17.64 %   6.16%  14.63 %  17.82 %
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    1.01 %   1.03 %   1.05%   1.05 %   1.16 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    1.03 %   1.05 %   1.06%   1.06 %   1.07 %(b)
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................   (0.16)%  (0.08)%   0.12%  (0.34)%  (0.69)%
Portfolio Turnover Rate...........................    36.2 %   35.5 %   33.7%   23.0 %   51.7 %
Net Assets, End of Period (in millions)........... $ 314.0   $523.0   $453.6  $422.6   $345.0

+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                       CLASS E
T. ROWE PRICE MID CAP GROWTH PORTFOLIO             -------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------
                                                     2008      2007     2006     2005      2004
                                                   -------   ------    ------  ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $ 9.72   $ 8.67    $ 8.42  $ 7.50   $ 6.36
                                                   -------   ------    ------  ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)...................   (0.01)    0.00 +    0.02   (0.02)   (0.04)
Net Realized/Unrealized Gain (Loss) on Investments   (3.48)    1.49      0.52    1.12     1.18
                                                   -------   ------    ------  ------   ------
Total from Investment Operations..................   (3.49)    1.49      0.54    1.10     1.14
                                                   -------   ------    ------  ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income..............      --    (0.01)       --      --       --
Distributions from Net Realized Capital Gains.....   (0.99)   (0.43)    (0.29)  (0.18)      --
                                                   -------   ------    ------  ------   ------
Total Distributions...............................   (0.99)   (0.44)    (0.29)  (0.18)      --
                                                   -------   ------    ------  ------   ------
NET ASSET VALUE, END OF PERIOD....................   $5.24   $ 9.72    $ 8.67  $ 8.42   $ 7.50
                                                   =======   ======    ======  ======   ======
TOTAL RETURN                                        (39.60)%  17.62%     6.38%  14.70 %  17.92 %
Ratio of Expenses to Average Net Assets After
  Reimbursement...................................    0.91 %   0.93%     0.95%   0.95 %   1.05 %
Ratio of Expenses to Average Net Assets Before
  Reimbursement and Rebates.......................    0.93 %   0.95%     0.96%   0.96 %   0.97 %(b)
Ratio of Net Investment Income (Loss) to Average     (0.07)%
  Net Assets......................................             0.00%++   0.22%  (0.24)%  (0.57)%
Portfolio Turnover Rate...........................    36.2 %   35.5%     33.7%   23.0 %   51.7 %
Net Assets, End of Period (in millions)........... $  17.3   $ 37.3    $ 25.0  $ 25.4   $ 21.5

+  Rounds to less than $0.005 per share
++ Rounds to less than 0.005%
(a) Per share amounts based on average shares outstanding during the period.
(b) Excludes effect of deferred expense reimbursement.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $15,195,062 $15,195,062

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with T. Rowe Price Associates, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $6,776,690          0.75%                All

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                            Maximum Expense Ratio under Expense Limitation Agreement
                            -------------------------------------------------------
                            Class A            Class B            Class E
                            -------            -------            -------

                             0.90%              1.15%              1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

Effective February 17, 2005, the Adviser has agreed to a voluntary advisory fee waiver that applies if (i) assets under management by the Adviser for the Trust and Metropolitan Series Fund, Inc. ("MSF") in the aggregate exceed $750,000,000, (ii) the Adviser advises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Manager has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary advisory fee waiver.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


The waiver schedule for the period January 1 through December 31, 2008 was:

               Percentage Fee Waiver       Combined Assets
               ---------------------  --------------------------

                      0.0%            First $750,000,000

                      5.0%            Next $750,000,000

                      7.5%            Next $1,500,000,000

                      10.0%           Excess over $3,000,000,000

The amount waived for the period ended December 31, 2008 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  53,350,236 17,500,671   6,716,779   (12,089,097)  12,128,353  65,478,589
 12/31/2007  44,154,207 14,944,378   2,271,127    (8,019,476)   9,196,029  53,350,236

 Class B

 12/31/2008  54,163,938 13,211,253   6,375,189   (13,284,019)   6,302,423  60,466,361
 12/31/2007  52,647,327 15,354,750   2,423,740   (16,261,879)   1,516,611  54,163,938

 Class E

 12/31/2008   3,837,273    657,801     410,994    (1,612,375)    (543,580)  3,293,693
 12/31/2007   2,883,542  1,775,007     136,603      (957,879)     953,731   3,837,273

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
              $--         $346,363,813        $--        $315,986,957

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------
           $1,006,830,577 $34,790,532  $(245,452,480) $(210,661,948)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                              Value of    Value of
                 Value of       Cash      Non-Cash      Total
                Securities   Collateral  Collateral*  Collateral
               ------------ ------------ ----------- ------------

               $109,472,056 $114,300,717   $44,201   $114,344,918

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

       Ordinary Income     Long-Term Capital Gain           Total
    ---------------------- ----------------------- ------------------------
       2008        2007       2008        2007         2008        2007
    ----------- ---------- ----------- ----------- ------------ -----------

    $19,898,858 $5,276,388 $91,118,701 $38,291,419 $111,017,559 $43,567,807

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

       $--           $--      $(210,662,589)    $(15,195,062)   $(225,857,651)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



11. AFFILIATED ISSUER

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following Investment Company:

                                      Number of                                             Number of      Income earned from
                                   shares held at   Shares purchased     Shares sold     shares held at   affiliates during the
Security Description              December 31, 2007 during the period during the period December 31, 2008        period
--------------------              ----------------- ----------------- ----------------- ----------------- ---------------------

T. Rowe Price Government Reserve
  Investment Fund                    61,197,998        187,443,614      (207,112,414)      41,529,198           $774,166

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the T Rowe Price Mid Cap Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the T Rowe Price Mid Cap Growth Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the T. Rowe Price Mid Cap Growth Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the T. Rowe Price Mid Cap Growth Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio outperformed its benchmark, the Russell Midcap Growth Index, for the same periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the T. Rowe Price Mid Cap Growth Portfolio, the Board considered that the Portfolio's actual management fees were at the median of the Expense Group and below the median of the Expense Universe and Sub-advised Expense Universe. The Board further considered that the total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, Expense Universe and Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. The Board noted that the Manager is waiving fees and/or reimbursing expenses so that the Portfolio's total annual operating expenses are capped. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the T. Rowe Price Mid Cap Growth Portfolio, the Board noted that the Portfolio's management fee does not contain breakpoints. The Board also noted that the management fee is above the asset-weighted average of comparable funds at all asset levels. The Board took into account the fact that the advisory fee is paid by the Manager out of the management fee. The Board also noted that if the Portfolio's assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board concluded that the management fee structure for the Portfolio was reasonable and appropriate.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                   DECEMBER 31, 2008
           MET INVESTORS SERIES TRUST
           THIRD AVENUE SMALL CAP VALUE PORTFOLIO


           ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY THIRD AVENUE MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------


PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (29.69)% and (29.82)% for Class A and B Shares, respectively, versus a (28.92)% decline for the Russell 2000(R) Value Index/1/ and a (37.76)% fall for the Dow Jones Wilshire Small-Cap Index/2/.

MARKET ENVIRONMENT/CONDITIONS

2008 was a very challenging year for equity markets, with virtually all benchmarks ending the 12-month period in deep negative territory. A worsening global credit crisis led to extreme investor pessimism, which in turn resulted in persistent market volatility. While the situation may seem bleak from a top-down perspective, we believe we have been presented with a golden opportunity to selectively add stocks that fit our stringent financial and valuation criteria, as well as increase existing positions, which will allow us to be positioned for a market recovery when it occurs.

PORTFOLIO REVIEW/CURRENT POSITIONING

On the downside, significant detractors to performance during the year included Forest City Enterprises, Bronco Drilling Company and Brookfield Asset Management. Shares of Forest City Enterprises and Brookfield Asset Management declined amid the ongoing downturn in real estate. Forest City, in particular, has also been impacted by concerns regarding upcoming property refinancings (which in its case are non-recourse). Bronco Drilling fell along with other energy names this year, as a result of the correction in commodity prices. On a company-specific level, Bronco Drilling and Allis-Chalmers Energy terminated their merger agreement in August. We believe Bronco should fare well as a standalone company given its strong financial position. Despite these near-term challenges, we believe the fundamentals and long-term business outlooks for these holdings remain solid.

The Portfolio's key contributor to performance during 2008 was Fording Canadian Coal ("Fording"), one of the largest global producers of seaborne, metallurgical coal. The stock benefitted not only from news related to "strategic alternatives", but also from a very attractive supply/demand environment, which led to unprecedented price spikes across virtually all grades of coal. The company was ultimately purchased by Teck Cominco in October. We eliminated the Fording position following the announcement of the transaction, generating an attractive internal rate of return.

During 2008, we initiated positions in eight holdings and eliminated 15 holdings, leaving the Portfolio with a total of 75 positions. We took advantage of the market volatility to trim non-core positions, using the cash to purchase stocks with more attractive risk/reward profiles. We also added to existing positions, where our conviction remained strong, and which were trading at very compelling levels.

We give little weight to short-term macro considerations in assessing the long-term fundamentals of a business. We maintain a disciplined investment approach, focusing on companies with strong balance sheets. For example, top holdings Tellabs, Sycamore and Skyline are all debt free. Additionally, these three companies and many of the Portfolio's other top holdings have significant cash positions. Of the top ten, five have net cash positions. Also of note, the Portfolio does not invest in companies which need continual access to capital markets. In summary, we believe that the vast majority of the companies in the portfolio are extremely well-financed, which should allow them to survive in the current market turmoil and prosper in the future.

Despite disappointing performance in 2008, we believe the Portfolio remains very well positioned for the long run. We are excited by the opportunities that the continuing market volatility creates for patient investors, like Third Avenue, to invest in solid companies at severely discounted prices. We believe our disciplined, value-oriented approach, with its focus on balance sheet strength, will reward investors in the long run.

IAN LAPEY, Co-Portfolio Manager
CURTIS JENSEN, Co-Portfolio Manager, Chief Investment Officer
THIRD AVENUE MANAGEMENT LLC

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                   Percent of
                  Description                      Net Assets
                  -------------------------------------------
                  Tellabs, Inc.                      4.39%
                  -------------------------------------------
                  Cimarex Energy Co.                 4.21%
                  -------------------------------------------
                  St. Mary Land & Exploration Co.    3.13%
                  -------------------------------------------
                  Sycamore Networks, Inc.            3.09%
                  -------------------------------------------
                  Westlake Chemical Corp.            3.07%
                  -------------------------------------------
                  K-Swiss, Inc.--Class A             2.91%
                  -------------------------------------------
                  Lanxess AG                         2.73%
                  -------------------------------------------
                  Encore Wire Corp.                  2.70%
                  -------------------------------------------
                  Montpelier Re Holdings, Ltd.       2.62%
                  -------------------------------------------
                  Sapporo Holdings, Ltd.             2.58%
                  -------------------------------------------

--------
/1/ The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

--------
/2/ The Dow Jones Wilshire Small-Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY THIRD AVENUE MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]

Basic Materials                           9.0%
Communications                            8.5%
Cyclical                                 20.7%
Non-Cyclical                              4.5%
Diversified                               0.3%
Energy                                   13.5%
Financials                               21.0%
Industrials                              13.6%
Technology                                5.4%
U.S. Government Agency Obligations        3.5%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO              FOR THE YEAR ENDED 12/31/08
MANAGED BY THIRD AVENUE MANAGEMENT LLC

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

 THIRD AVENUE SMALL CAP VALUE PORTFOLIO MANAGED BY THIRD AVENUE MANAGEMENT LLC VS. RUSSELL 2000(R) VALUE INDEX/1/ AND DOW JONES WILSHIRE SMALL-CAP INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]

                   Fund        Russell 2000 Value  DJ Wilshire small cap
                 -------      -------------------  --------------------
     05/1/2002   $10,000             $10,000            $10,000
    12/31/2002     8,322               7,808              7,906
    12/31/2003    11,777              11,402             11,782
    12/31/2004    14,933              13,939             14,074
    12/31/2005    17,295              14,595             15,111
    12/31/2006    19,609              18,023             17,677
    12/31/2007    19,062              16,260             18,013
    12/31/2008    13,403              11,558             11,211


    ------------------------------------------------------------------
                                        Average Annual Return/3/
                                     (for the period ended 12/31/08)
    ------------------------------------------------------------------
                                                             Since
                                    1 Year  3 Year 5 Year Inception/4/
    ------------------------------------------------------------------
    Third Avenue Small Cap Value
--  Portfolio--Class A              -29.69% -8.15%  2.62%    4.49%
    Class B                         -29.82% -8.34%  2.38%    4.27%
    ------------------------------------------------------------------
- - Russell 2000(R) Value Index/1/  -28.92% -7.49%  0.27%    2.19%
    ------------------------------------------------------------------
    Dow Jones Wilshire Small-Cap
--  Index                           -37.76% -9.47% -0.99%    1.73%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/2/The Dow Jones Wilshire Small-Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A and Class B shares is 5/1/02. Index returns are based on an inception date of 5/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
THIRD AVENUE SMALL CAP VALUE PORTFOLIO       ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  701.00        $3.38
  Hypothetical (5% return before expenses)      1,000.00      1,021.17         4.01
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  700.60        $4.45
  Hypothetical (5% return before expenses)      1,000.00      1,019.91         5.28
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% and 1.04% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 --------------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 --------------------------------------------------------------------------------

 COMMON STOCKS - 93.5%
 AEROSPACE & DEFENSE - 1.3%
 Herley Industries, Inc.*..........................  1,240,656 $    15,235,256
                                                               ---------------
 AUTO COMPONENTS - 2.1%
 Superior Industries International, Inc............  2,420,307      25,461,630
                                                               ---------------
 AUTOMOBILES - 0.2%
 Coachmen Industries, Inc.*........................  1,030,563       1,896,236
                                                               ---------------
 BEVERAGES - 2.6%
 Sapporo Holdings, Ltd.............................  4,882,800      30,747,282
                                                               ---------------
 BUILDING PRODUCTS - 1.0%
 Insteel Industries, Inc...........................  1,074,384      12,129,795
                                                               ---------------
 CAPITAL MARKETS - 2.3%
 Ichiyoshi Securities Co., Ltd.....................    152,500       1,220,770
 Investment Technology Group, Inc.*................    821,073      18,654,779
 Westwood Holdings Group, Inc......................    278,425       7,910,054
                                                               ---------------
                                                                    27,785,603
                                                               ---------------
 CHEMICALS - 5.8%
 Lanxess AG........................................  1,673,438      32,554,758
 Westlake Chemical Corp............................  2,246,501      36,595,501
                                                               ---------------
                                                                    69,150,259
                                                               ---------------
 COMMUNICATIONS EQUIPMENT - 8.5%
 Bel Fuse, Inc. - Class A..........................     42,085         759,213
 Bel Fuse, Inc. - Class B..........................    348,316       7,384,299
 CommScope, Inc.*..................................    220,262       3,422,872
 Sycamore Networks, Inc.*.......................... 13,694,410      36,837,963
 Tellabs, Inc.*.................................... 12,694,721      52,302,251
                                                               ---------------
                                                                   100,706,598
                                                               ---------------
 COMPUTERS & PERIPHERALS - 3.4%
 Electronics for Imaging, Inc.*....................  1,443,311      13,798,053
 Lexmark International, Inc. - Class A*............    990,855      26,654,000
                                                               ---------------
                                                                    40,452,053
                                                               ---------------
 DISTRIBUTORS - 0.0%
 Handleman Co.*....................................  2,614,043         418,247
                                                               ---------------
 DIVERSIFIED FINANCIAL SERVICES - 0.4%
 Leucadia National Corp.*..........................    211,339       4,184,512
                                                               ---------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
 IDT Corp. - Class B*..............................  1,227,800         491,120
                                                               ---------------
 ELECTRICAL EQUIPMENT & SERVICES - 2.7%
 Encore Wire Corp..................................  1,697,003      32,175,177
                                                               ---------------
 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
 AVX Corp..........................................  1,811,408      14,382,579
 Coherent, Inc.*...................................    365,350       7,840,411
 Electro Scientific Industries, Inc.*..............  1,526,738      10,366,551
 GSI Group, Inc.*..................................  1,503,449         860,274

 --------------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 --------------------------------------------------------------------------------

 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - CONTINUED
 Ingram Micro, Inc. - Class A*.....................    615,450 $     8,240,875
 Park Electrochemical Corp.........................    520,359       9,866,007
                                                               ---------------
                                                                    51,556,697
                                                               ---------------
 ENERGY EQUIPMENT & SERVICES - 7.2%
 Bristow Group, Inc.*..............................    646,442      17,318,181
 Bronco Drilling Co., Inc.*........................  4,134,324      26,707,733
 Pioneer Drilling Co.*.............................  3,577,045      19,924,141
 Tidewater, Inc....................................    546,065      21,990,037
                                                               ---------------
                                                                    85,940,092
                                                               ---------------
 FOOD & STAPLES RETAILING - 0.3%
 Circle K Sunkus Co., Ltd..........................    223,300       4,027,867
                                                               ---------------
 HEALTH CARE PROVIDERS & SERVICES - 1.1%
 Cross Country Healthcare, Inc.*...................  1,541,765      13,552,114
                                                               ---------------
 HOTELS, RESTAURANTS & LEISURE - 0.9%
 GuocoLeisure, Ltd................................. 12,185,000       2,469,933
 Vail Resorts, Inc.*...............................    313,079       8,327,902
                                                               ---------------
                                                                    10,797,835
                                                               ---------------
 HOUSEHOLD DURABLES - 7.2%
 Cavco Industries, Inc.*...........................    758,701      20,401,470
 M.D.C. Holdings, Inc..............................    576,239      17,460,042
 Russ Berrie & Co., Inc.*..........................    155,723         462,497
 Skyline Corp......................................  1,528,311      30,550,937
 Stanley Furniture Co., Inc........................  2,173,035      17,210,437
                                                               ---------------
                                                                    86,085,383
                                                               ---------------
 INSURANCE - 7.8%
 Arch Capital Group, Ltd.*.........................    145,974      10,232,777
 E-L Financial Corp................................     40,155      14,637,303
 FBL Financial Group, Inc. - Class A...............    322,700       4,985,715
 MBIA, Inc.*.......................................  3,166,158      12,886,263
 Montpelier Re Holdings, Ltd.......................  1,856,150      31,164,758
 National Western Life Insurance Co. - Class A.....     97,235      16,449,245
 Phoenix Cos., Inc. (The)..........................    589,300       1,927,011
                                                               ---------------
                                                                    92,283,072
                                                               ---------------
 LEISURE EQUIPMENT & PRODUCTS - 0.8%
 JAKKS Pacific, Inc.*..............................    441,914       9,116,686
                                                               ---------------
 LIFE SCIENCES TOOLS & SERVICES - 0.6%
 Pharmaceutical Product Development, Inc...........    242,350       7,030,574
                                                               ---------------
 MACHINERY - 0.8%
 Alamo Group, Inc..................................    642,605       9,606,945
                                                               ---------------
 MARINE - 1.4%
 Alexander & Baldwin, Inc..........................    659,955      16,538,472
                                                               ---------------
 MEDIA - 0.4%
 Journal Communications, Inc. - Class A............  1,962,689       4,808,588
                                                               ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                                   VALUE
 SECURITY DESCRIPTION                                 SHARES      (NOTE 2)
 -----------------------------------------------------------------------------

 MULTILINE RETAIL - 2.6%
 Parco Co., Ltd....................................  3,332,400 $    30,487,890
                                                               ---------------
 OIL, GAS & CONSUMABLE FUELS - 7.6%
 BW GAS, Ltd.*.....................................  1,922,600       2,980,909
 Cimarex Energy Co.................................  1,871,820      50,127,339
 St. Mary Land & Exploration Co....................  1,834,854      37,265,885
                                                               ---------------
                                                                    90,374,133
                                                               ---------------
 PAPER & FOREST PRODUCTS - 2.9%
 Canfor Corp.*.....................................  2,376,200      14,628,692
 Glatfelter........................................  1,887,413      17,552,941
 Louisiana - Pacific Corp..........................    327,659         511,148
 TimberWest Forest Corp............................    749,400       2,158,721
                                                               ---------------
                                                                    34,851,502
                                                               ---------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
 Origen Financial, Inc.............................    921,331         543,585
                                                               ---------------
 REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.5%
 Brookfield Asset Management, Inc. - Class A.......  1,748,017      26,692,220
 Forest City Enterprises, Inc. - Class A...........    957,457       6,414,962
 Hang Lung Group, Ltd..............................  6,113,000      18,658,545
 St. Joe Co. (The)*................................    455,439      11,076,276
 Wheelock & Co. Ltd................................ 12,072,000      26,742,645
                                                               ---------------
                                                                    89,584,648
                                                               ---------------
 SOFTWARE - 1.8%
 Borland Software Corp.*...........................  3,602,223       3,782,334
 Sybase, Inc.*.....................................    433,225      10,730,983
 Synopsys, Inc.*...................................    343,936       6,369,695
                                                               ---------------
                                                                    20,883,012
                                                               ---------------
 SPECIALTY RETAIL - 2.1%
 Haverty Furniture Cos., Inc.......................  2,723,973      25,414,668
                                                               ---------------
 TEXTILES, APPAREL & LUXURY GOODS - 3.4%
 K-Swiss, Inc. - Class A...........................  3,044,437      34,706,582
 Timberland Co. (The) - Class A*...................    468,703       5,413,519
                                                               ---------------
                                                                    40,120,101
                                                               ---------------
 THRIFTS & MORTGAGE FINANCE - 2.5%
 Brookline Bancorp, Inc............................    479,365       5,105,237
 Kearny Financial Corp.............................    798,153      10,216,359
 NewAlliance Bancshares, Inc.......................  1,100,683      14,495,995
                                                               ---------------
                                                                    29,817,591
                                                               ---------------
 Total Common Stocks (Cost $1,633,967,261)                       1,114,255,223
                                                               ---------------

 ------------------------------------------------------------------------------
                                                       PAR          VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 ------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 6.1%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 12/31/08 at 0.010% to be
   repurchased at $22,245,110 on 01/02/09
   collateralized by $22,690,000 U.S.Treasury Bill
   at 0.050% due 02/12/09 with a value of
   $22,690,000..................................... $22,245,098 $    22,245,098
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 12/31/08 at 0.010% to be
   repurchased at $10,196,908 on 01/02/09
   collateralized by $10,405,000 U.S. Treasury
   Bill at 0.033% due 02/19/09 with a value of
   $10,405,000.....................................  10,196,902      10,196,902
 U.S. Treasury Bill
   0.589%, due 01/08/09(a).........................  15,000,000      14,998,281
   1.040%, due 04/09/09(a).........................  25,000,000      24,929,256
                                                                ---------------
 Total Short-Term Investments (Cost $72,369,537)                     72,369,537
                                                                ---------------

 TOTAL INVESTMENTS - 99.6% (Cost $1,706,336,798)                  1,186,624,760
                                                                ---------------

 Other Assets and Liabilities (net) - 0.4%                            4,421,655
                                                                ---------------

 TOTAL NET ASSETS - 100.0%                                      $ 1,191,046,415
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) Zero coupon bond - Interest rate represents current yield to maturity.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:


                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $  964,364,624              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS     222,260,136               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,186,624,760              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
ASSETS
   Investments, at value (Note 2) (a)                                     $1,154,182,760
   Repurchase Agreements                                                      32,442,000
   Cash                                                                              489
   Cash denominated in foreign currencies (b)                                  5,976,088
   Receivable for investments sold                                               814,299
   Receivable for Trust shares sold                                              445,377
   Dividends receivable                                                        1,566,129
   Interest receivable                                                                 9
                                                                          --------------
       Total assets                                                        1,195,427,151
                                                                          --------------
LIABILITIES
   Payables for:
       Investments purchased                                                   2,350,711
       Trust shares redeemed                                                   1,117,237
       Distribution and services fees--Class B                                    91,674
       Management fee (Note 3)                                                   725,935
       Administration fee                                                          8,228
       Custodian and accounting fees                                              13,475
   Accrued expenses                                                               73,476
                                                                          --------------
       Total liabilities                                                       4,380,736
                                                                          --------------
NET ASSETS                                                                $1,191,046,415
                                                                          ==============
NET ASSETS REPRESENTED BY
   Paid in surplus                                                        $1,683,775,944
   Accumulated net realized gain                                               9,177,230
   Unrealized depreciation on investments and foreign currency              (519,676,395)
   Undistributed net investment income                                        17,769,636
                                                                          --------------
       Total                                                              $1,191,046,415
                                                                          ==============
NET ASSETS
   Class A                                                                $  747,077,025
                                                                          ==============
   Class B                                                                   443,969,390
                                                                          ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                    72,575,964
                                                                          ==============
   Class B                                                                    43,323,761
                                                                          ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                $        10.29
                                                                          ==============
   Class B                                                                         10.25
                                                                          ==============

-----------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreements                   $1,673,894,798
(b)Identified cost of foreign cash                                             5,932,662

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  25,325,890
   Interest (2)                                                               6,692,502
                                                                          -------------
       Total investment income                                               32,018,392
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                   12,030,650
   Administration fees                                                          109,141
   Custodian and accounting fees                                                156,521
   Distribution and services fees--Class B                                    1,565,657
   Audit and tax services                                                        31,976
   Legal                                                                         18,112
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                        264,182
   Insurance                                                                     25,945
   Other                                                                          6,673
                                                                          -------------
       Total expenses                                                        14,227,231
                                                                          -------------
   Net investment income                                                     17,791,161
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized gain (loss) on:
       Investments                                                            9,052,982
       Foreign currency                                                         (22,999)
                                                                          -------------
   Net realized gain on investments and foreign currency                      9,029,983
                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
       Investments                                                         (523,784,868)
       Foreign currency                                                          41,793
                                                                          -------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (523,743,075)
                                                                          -------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (514,713,092)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(496,921,931)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     516,285
(2)Interest income includes securities lending net income of:                 4,832,896

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


THIRD AVENUE SMALL CAP VALUE PORTFOLIO
                                                                           YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              2008            2007
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $   17,791,161  $   16,061,971
   Net realized gain on investments and foreign currency                      9,029,983     120,448,573
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (523,743,075)   (217,902,974)
                                                                         --------------  --------------
   Net decrease in net assets resulting from operations                    (496,921,931)    (81,392,430)
                                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                (11,647,208)    (11,546,013)
     Class B                                                                 (4,780,555)     (5,580,332)
   From net realized gains
     Class A                                                                (76,540,438)    (62,023,727)
     Class B                                                                (43,721,320)    (36,653,035)
                                                                         --------------  --------------
   Net decrease in net assets resulting from distributions                 (136,689,521)   (115,803,107)
                                                                         --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                172,006,335     360,379,232
     Class B                                                                 88,316,702     409,961,093
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                 88,187,646      73,569,740
     Class B                                                                 48,501,875      42,233,367
   Cost of shares repurchased
     Class A                                                               (293,810,458)    (31,159,648)
     Class B                                                               (191,693,067)   (202,043,379)
                                                                         --------------  --------------
   Net increase (decrease) in net assets from capital share
       transactions                                                         (88,490,967)    652,940,405
                                                                         --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (722,102,419)    455,744,868
   Net assets at beginning of period                                      1,913,148,834   1,457,403,966
                                                                         --------------  --------------
   Net assets at end of period                                           $1,191,046,415  $1,913,148,834
                                                                         ==============  ==============
   Net assets at end of period includes undistributed net investment
       income                                                            $   17,769,636  $   16,411,423
                                                                         ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


   SELECTED PER SHARE DATA FOR
   THE YEAR ENDED:

   THIRD AVENUE SMALL CAP VALUE                     CLASS A
   PORTFOLIO                      ------------------------------------------
                                       FOR THE YEARS ENDED DECEMBER 31,
                                  ------------------------------------------
                                    2008      2007     2006    2005    2004
                                  ------   --------   ------  ------  ------
   NET ASSET VALUE, BEGINNING OF
   PERIOD........................ $15.75     $17.48   $16.61  $14.38  $11.62
                                  ------   --------   ------  ------  ------
   INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net Investment Income(a)......   0.16       0.17     0.27    0.14    0.16
   Net Realized/Unrealized Gain
     (Loss) on Investments.......  (4.46)     (0.54)    1.89    2.13    2.96
                                  ------   --------   ------  ------  ------
   Total from Investment
     Operations..................  (4.30)     (0.37)    2.16    2.27    3.12
                                  ------   --------   ------  ------  ------
   LESS DISTRIBUTIONS
   Dividends from Net Investment
     Income......................  (0.15)     (0.21)   (0.11)     --   (0.08)
   Distributions from Net
     Realized Capital Gains......  (1.01)     (1.15)   (1.18)  (0.04)  (0.28)
                                  ------   --------   ------  ------  ------
   Total Distributions...........  (1.16)     (1.36)   (1.29)  (0.04)  (0.36)
                                  ------   --------   ------  ------  ------
   NET ASSET VALUE, END OF PERIOD $10.29     $15.75   $17.48  $16.61  $14.38
                                  ======   ========   ======  ======  ======
   TOTAL RETURN                   (29.69)%    (2.79)%  13.38%  15.82%  26.81%
   Ratio of Expenses to Average
     Net Assets After
     Reimbursement...............   0.77 %     0.76 %   0.80%   0.81%   0.87%
   Ratio of Expenses to Average
     Net Assets Before
     Reimbursement and Rebates...   0.77 %     0.76 %   0.80%   0.81%    N/A
   Ratio of Net Investment
     Income to Average Net Assets   1.18 %     0.99 %   1.64%   0.94%   1.12%
   Portfolio Turnover Rate.......   39.8 %     36.0 %   12.1%   19.6%   11.3%
   Net Assets, End of Period (in
     millions)................... $747.1   $1,171.6   $883.6  $476.8  $206.3

                                                    CLASS B
                                  ------------------------------------------
                                       FOR THE YEARS ENDED DECEMBER 31,
                                  ------------------------------------------
                                    2008      2007     2006    2005    2004
                                  ------   --------   ------  ------  ------
   NET ASSET VALUE, BEGINNING OF
   PERIOD........................ $15.68     $17.41   $16.55  $14.37  $11.61
                                  ------   --------   ------  ------  ------
   INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net Investment Income(a)......   0.13       0.13     0.21    0.10    0.06
   Net Realized/Unrealized Gain
     (Loss) on Investments.......  (4.44)     (0.54)    1.91    2.12    3.02
                                  ------   --------   ------  ------  ------
   Total from Investment
     Operations..................  (4.31)     (0.41)    2.12    2.22    3.08
                                  ------   --------   ------  ------  ------
   LESS DISTRIBUTIONS
   Dividends from Net Investment
     Income......................  (0.11)     (0.17)   (0.08)     --   (0.04)
   Distributions from Net
     Realized Capital Gains......  (1.01)     (1.15)   (1.18)  (0.04)  (0.28)
                                  ------   --------   ------  ------  ------
   Total Distributions...........  (1.12)     (1.32)   (1.26)  (0.04)  (0.32)
                                  ------   --------   ------  ------  ------
   NET ASSET VALUE, END OF PERIOD $10.25     $15.68   $17.41  $16.55  $14.37
                                  ======   ========   ======  ======  ======
   TOTAL RETURN                   (29.82)%    (3.02)%  13.13%  15.48%  26.50%
   Ratio of Expenses to Average
     Net Assets After
     Reimbursement...............   1.02 %     1.01 %   1.05%   1.05%   1.07%
   Ratio of Expenses to Average
     Net Assets Before
     Reimbursement and Rebates...   1.02 %     1.01 %   1.05%   1.05%    N/A
   Ratio of Net Investment
     Income to Average Net Assets   0.92 %     0.76 %   1.28%   0.64%   0.46%
   Portfolio Turnover Rate.......   39.8 %     36.0 %   12.1%   19.6%   11.3%
   Net Assets, End of Period (in
     millions)................... $444.0     $741.5   $573.8  $442.4  $435.5

N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Third Avenue Small Cap Value Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gain or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Third Avenue Management LLC (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
          --------------------  -----------  ------------------------

              $12,030,650         0.75%         First $1 Billion

                                  0.70%         Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                -------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.95%                        1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C distribution plan and Class E distribution plan are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B and Class E Distribution Plans and Distribution Agreements, as applicable, the Portfolio is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities' fees or expenses incurred or paid in that regard.

During the period ended December 31, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                          Affiliate        Commission
                          ---------        ----------

                          M.J. Whitman LLC $1,712,069

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

4. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                              Net Increase
                                                               (Decrease)
             Beginning                                         in Shares     Ending
              Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ---------- ---------- ------------- -----------  ------------ ----------

 Class A

 12/31/2008  74,413,206 12,430,006   5,801,819   (20,069,067)  (1,837,242) 72,575,964
 12/31/2007  50,548,544 21,395,024   4,297,298    (1,827,660)  23,864,662  74,413,206

 Class B

 12/31/2008  47,301,820  6,536,193   3,199,332   (13,713,584)  (3,978,059) 43,323,761
 12/31/2007  32,950,376 23,919,836   2,474,128   (12,042,520)  14,351,444  47,301,820

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $604,078,714        $--        $606,461,799

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $1,711,075,543 $28,522,953  $(552,973,736) $(524,450,783)

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

    Ordinary Income        Long-Term Capital Gain             Total
------------------------- ------------------------- ---------------------------
   2008         2007         2008         2007          2008          2007
------------ ------------ ------------ ------------ ------------- -------------

$40,428,276  $21,514,243  $96,261,245  $94,288,864  $136,689,521  $115,803,107

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                      Net
Undistributed    Undistributed    Unrealized
Ordinary Income  Long-Term Gain   Depreciation   Loss Carryforwards      Total
---------------  --------------  --------------- ------------------  ---------------

 $17,769,637      $13,915,972    $(524,415,138)         $--          $(492,729,529)

7. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


8. MARKET, CREDIT AND COUNTERPARTY RISK


In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Third Avenue Small Cap Value Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Third Avenue Small Cap Value Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the year ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Third Avenue Small Cap Value Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Third Avenue Small Cap Value Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one-, three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the same periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Third Avenue Small Cap Value Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, the Expense Universe and the Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Third Avenue Small Cap Value Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board further considered that the Portfolio's management fees were below the asset-weighted average of comparable funds at lower asset levels and within the range of the asset-weighted average at higher asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                               DECEMBER 31, 2008
              MET INVESTORS SERIES TRUST
              TURNER MID CAP GROWTH PORTFOLIO


              ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
TURNER MID CAP GROWTH PORTFOLIO                     FOR THE YEAR ENDED 12/31/08
MANAGED BY TURNER INVESTMENT PARTNERS, INC.

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------



PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (48.14)% and (48.30)% for Class A and B Shares, respectively, versus (44.32)% for its benchmark, the Russell Midcap(R) Growth Index/1/.

MARKET ENVIRONMENT/CONDITIONS

As the closing bell rang on the floor of the New York Stock Exchange on December 31st, investors cheered as 2008 officially drew to a close, and rightfully so, as the year will go down as the second-worst calendar year ever for the S&P 500(R) Index/2/ (its return of (37.0)% is second only to the 1931 loss of more than (43.3)%). This year's decline also ended a stretch of five consecutive yearly gains for the Index. But the S&P 500(R) Index wasn't alone as other indices also posted record losses. The Dow Jones Industrial Average fell 33.8% while the NASDAQ declined a record 40.5% (outpacing even the 39.3% plunge following the burst of the tech bubble in 2000). Even with the significant declines in the U.S. markets, international markets fared much worse. In fact, the MSCI Emerging Markets Index/3/ lost over half its value, plummeting 54.5%. Given these steep losses, investors pulled out a record $320 billion from mutual funds during the year. However, investors had a change of heart during December as equity mutual funds picked up over $23 billion in net flows. There were a few other bright moments during the quarter as the Dow enjoyed four of the five largest single daily point gains in its history. Seven of the top 10 came in calendar year 2008.

Governments around the world were quick to act in an attempt to mitigate the meltdown in the credit and equity markets in 2008. During the fourth quarter, the Fed lowered its Fed Fund rate to the lowest point ever, targeting 0%-0.25%, from 4.25%, where it stood only twelve months ago. Additionally, countries from Australia to Japan to the European Union also lowered their short term interest rates while U.S. President-elect Obama pledged a fiscal stimulus package of approximately $1 trillion. Even with these actions the U.S. economy continued to weaken. In November the labor market suffered its largest monthly loss of jobs since December 1974 as the unemployment rate crept up to 6.7%, the highest in more than 15 years. As if this wasn't enough, in December the National Bureau of Economic Research said that America officially fell into a recession back in December 2007.

For U.S. equity investors large-cap stocks outperformed mid and small-cap stocks for the quarter with the Russell 1000(R) Index/4/ falling (22.48)% compared to a decline of (27.27)% for the Russell Midcap(R) Index/5/ and a loss of (26.12)% for the Russell 2000(R) Index/6/. For the year, all three indices lost more than 30% with midcaps declining the most (41.46)%. Stylistically, value outperformed growth across the market cap spectrum for both the quarter and year.

The Portfolio now owns two types of growth stocks. We own classic growth stocks that we think have high-return potential for strong fundamental reasons--reasons that have little or nothing to do with whether the economy recovers soon. And we own early-cycle stocks-- stocks of leaders in industries such as retailing, home construction, finance, and semiconductors, which historically have tended to be the first to rally when the market senses that the economy has bottomed. Our analysis shows that in any future rally, growth stocks could outperform the average, and early-cycle stocks could be up even more. In short, we think the portfolio is well-positioned to shine when this bear market ends.

--------
/1/ The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap(R) companies with higher price-to book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not include fees or expenses and is not available for direct investment

/2/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/ The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index/SM/ is an unmanaged market capitalization weighed equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The Index does not include fees or expenses and is not available for direct investment.

/4/ The Russell 1000(R) Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $72.086 billion; the median market capitalization was approximately $3.279 billion. The smallest company in the index had a market capitalization of $25 million. The index does not include fees or expenses and is not available for direct investment.

--------

/5/ The Russell Midcap(R) Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 31% of the total market capitalization of the Russell 1000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $5.577 billion; the median market capitalization was approximately $2.591 billion. The largest company in the Index had a market capitalization of $16.392 billion. The Index does not include fees or expenses and is not available for direct investment.

/6/ The Russell 2000(R) Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, on May 30, 2008, the average market capitalization was approximately $905 million; the median market capitalization was approximately $345 million. The largest company in the index had a market capitalization of $3.804 billion. The index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TURNER MID CAP GROWTH PORTFOLIO                     FOR THE YEAR ENDED 12/31/08
MANAGED BY TURNER INVESTMENT PARTNERS, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


The Portfolio has a projected earnings growth rate, valuations and beta that are consistently at a premium to the Russell Midcap Growth Index. As such, investors should expect the strategy to perform better when equity markets are up and the economy is on a smooth upward trajectory, and to struggle during periods of economic uncertainty. Additionally, companies that had lower earnings growth performed far better in 2008 than those companies who had higher earnings growth. As noted above, Portfolio emphasizes earnings growth and thus the strategy struggled during the year.

PORTFOLIO REVIEW/CURRENT POSITIONING

Faced with markets that many have not seen in our lifetimes, the Portfolio was challenged during 2008. Within the Midcap Growth space, 2008 marked the worst calendar year period of absolute performance since the inception of the Russell Midcap Growth Index dating back to January 1986. There was hardly anywhere to hide as all index sectors posted significant double digit losses faced with the reality that the U.S. economy is indeed entrenched in a full blown recession. Given this backdrop of the equity markets it is not to be unexpected that the Portfolio, which emphasizes earnings growth, would be challenged. Absolute performance for the year was negative across the board with all ten economic sectors posting significant losses, led lower by the utility sector which fell almost 60%. When compared to the benchmark, excess returns were generated within four sectors; financials, materials/processing, energy and consumer staples. Alternatively, the health care, technology and consumer discretionary sectors detracted the most from relative performance.

The current recession negatively impacted the traditional growth sectors; consumer discretionary, health care, and technology. Consumers were impacted greatly during the year as confidence hit all-time lows. As a result, consumer and business spending began to slow as both began to curtail their costs to navigate the deteriorating economic environment. Within consumer discretionary, retail, restaurants, and gaming holdings detracted the most from results. Shares of Guess? Inc., a retailer of clothing and accessories, declined with consumers spending less at their stores in light of the challenged retail environment. Semiconductors holdings, within the technology sector, were also hurt by the economic deterioration as demand was reduced for chips with businesses cutting back their orders. NVIDIA, the second-biggest maker of computer-graphics chips, traded lower after the company reported modest results for their first quarter along with concerns that the graphics-chip market may shrink from the slowing economy. Additionally, competition is heating up with Intel as they introduce new products that compete directly with NVIDIA. The health care sector could not avoid the market turmoil either as hospitals began to reduce their spending affecting medical specialty companies. Intuitive Surgical Inc., the maker of the da Vinci robotic surgical systems, traded lower resulting from the perception that hospital spending would slow sales of their proprietary surgical system.

Alternatively, the financial services sector contributed the most to outperformance when compared to the Russell Midcap Growth Index. Our general avoidance of credit sensitive companies contributed to performance during the year. Selective security selection in savings banks and insurers added the most to the relative gains within the sector as our financial services team looked for companies with healthy balance sheets and the ability to avoid the sub-prime debacle. Hudson City Bancorp, one of the largest U.S. banks, benefited during the year as their avoidance of sub-prime mortgages kept their balance sheets clean and investors rewarded the company by trading it higher.

CHRISTOPHER K. MCHUGH, Vice President/Senior Portfolio Manager/Security Analyst TARA R. HEDLUND, CFA, CPA, Security Analyst/Portfolio Manager, Principal
JASON D. SCHROTBERGER, CFA, Security Analyst/Portfolio Manager, Principal Turner Investment Partners, Inc.

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                 Percent of
                    Description                  Net Assets
                    ---------------------------------------
                    Express Scripts, Inc.          2.39%
                    ---------------------------------------
                    McAfee, Inc.                   1.90%
                    ---------------------------------------
                    Juniper Networks, Inc.         1.89%
                    ---------------------------------------
                    Apollo Group, Inc.--Class A    1.87%
                    ---------------------------------------
                    Kohl's Corp.                   1.83%
                    ---------------------------------------
                    F5 Networks, Inc.              1.81%
                    ---------------------------------------
                    Broadcom Corp.--Class A        1.77%
                    ---------------------------------------
                    Yum! Brands, Inc.              1.73%
                    ---------------------------------------
                    T. Rowe Price Group, Inc.      1.62%
                    ---------------------------------------
                    CONSOL Energy, Inc.            1.56%
                    ---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]


Basic Materials                  4.9%
Communications                  10.2%
Cyclical                        17.1%
Non-Cyclical                    22.6%
Energy                          10.4%
Financials                      10.0%
Industrials                     10.7%
Technology                      13.1%
Utilities                        1.0%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TURNER MID CAP GROWTH PORTFOLIO                     FOR THE YEAR ENDED 12/31/08
MANAGED BY TURNER INVESTMENT PARTNERS, INC.

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



                  TURNER MID CAP GROWTH PORTFOLIO MANAGED BY
    TURNER INVESTMENT PARTNERS, INC. VS. RUSSELL MIDCAP(R) GROWTH INDEX/1/
                           Growth Based on $10,000+


                                    [CHART]

               Russell Mid Cap
                Growth Index             Fund
               ---------------          -------
 4/30/2004          $10,000             $10,000
12/31/2004           11,336              11,230
12/31/2005           12,706              12,535
12/31/2006           14,062              13,324
12/31/2007           15,669              16,587
12/31/2008            8,724               8,602




    -------------------------------------------------------------------
                                        Average Annual Return/2/
                                       (for the period ended 12/31/08)
    -------------------------------------------------------------------
                                                             Since
                                       1 Year    3 Year   Inception/3/
    -------------------------------------------------------------------
    Turner Mid Cap Growth
--  Portfolio--Class A                 -48.14%   -11.79%    -3.17%
    Class B                            -48.30%   -12.03%    -3.40%
    -------------------------------------------------------------------
- - Russell Midcap(R) Growth Index/1/  -44.32%   -11.78%    -2.89%
    -------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
TURNER MID CAP GROWTH PORTFOLIO              ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  568.30        $3.04
  Hypothetical (5% return before expenses)      1,000.00      1,021.27         3.91
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  567.10        $4.02
  Hypothetical (5% return before expenses)      1,000.00      1,020.01         5.18
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.77% and 1.02% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    COMMON STOCKS - 97.6%
    AEROSPACE & DEFENSE - 1.2%
    Precision Castparts Corp..........................  58,880 $   3,502,182
                                                               -------------
    AIR FREIGHT & LOGISTICS - 1.9%
    C.H. Robinson Worldwide, Inc......................  76,920     4,232,908
    Expeditors International of Washington, Inc.......  44,830     1,491,494
                                                               -------------
                                                                   5,724,402
                                                               -------------
    AIRLINES - 0.9%
    Continental Airlines, Inc. - Class B*(a).......... 150,420     2,716,585
                                                               -------------
    BEVERAGES - 1.3%
    Brown-Forman Corp. - Class B......................  38,730     1,994,207
    Hansen Natural Corp.*.............................  51,860     1,738,866
                                                               -------------
                                                                   3,733,073
                                                               -------------
    BIOTECHNOLOGY - 2.7%
    Alexion Pharmaceuticals, Inc.*.................... 101,480     3,672,561
    Myriad Genetics, Inc.*............................  32,990     2,185,918
    United Therapeutics Corp.*(a).....................  33,180     2,075,409
                                                               -------------
                                                                   7,933,888
                                                               -------------
    CAPITAL MARKETS - 4.5%
    BlackRock, Inc....................................  11,750     1,576,262
    Lazard, Ltd. - Class A............................ 107,490     3,196,753
    Northern Trust Corp...............................  74,870     3,903,722
    T. Rowe Price Group, Inc.......................... 135,460     4,800,702
                                                               -------------
                                                                  13,477,439
                                                               -------------
    CHEMICALS - 2.5%
    Airgas, Inc.......................................  67,130     2,617,399
    Ecolab, Inc.(a)...................................  81,080     2,849,962
    Sigma-Aldrich Corp.(a)............................  45,800     1,934,592
                                                               -------------
                                                                   7,401,953
                                                               -------------
    COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
    Clean Harbors, Inc.*..............................  36,541     2,318,161
    Covanta Holding Corp.*(a)......................... 131,180     2,880,713
    Stericycle, Inc.*.................................  76,910     4,005,473
                                                               -------------
                                                                   9,204,347
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 4.1%
    F5 Networks, Inc.*(a)............................. 234,776     5,366,979
    Juniper Networks, Inc.*(a)........................ 321,220     5,624,562
    Polycom, Inc.*(a).................................  91,780     1,239,948
                                                               -------------
                                                                  12,231,489
                                                               -------------
    COMPUTERS & PERIPHERALS - 0.7%
    SanDisk Corp.*(a)................................. 212,270     2,037,792
                                                               -------------
    CONSTRUCTION & ENGINEERING - 1.5%
    Jacobs Engineering Group, Inc.*...................  46,500     2,236,650
    Quanta Services, Inc.*............................ 118,910     2,354,418
                                                               -------------
                                                                   4,591,068
                                                               -------------
    CONSTRUCTION MATERIALS - 0.7%
    Martin Marietta Materials, Inc.(a)................  21,630     2,099,840
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    CONTAINERS & PACKAGING - 0.9%
    Pactiv Corp.*..................................... 110,810 $   2,756,953
                                                               -------------
    DIVERSIFIED CONSUMER SERVICES - 2.7%
    Apollo Group, Inc. - Class A*.....................  72,650     5,566,443
    ITT Educational Services, Inc.*(a)................  25,830     2,453,333
                                                               -------------
                                                                   8,019,776
                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES - 1.1%
    IntercontinentalExchange, Inc.*...................  39,840     3,284,410
                                                               -------------
    ELECTRIC UTILITIES - 1.0%
    PPL Corp..........................................  95,200     2,921,688
                                                               -------------
    ELECTRICAL EQUIPMENT - 1.7%
    AMETEK, Inc....................................... 109,270     3,301,046
    First Solar, Inc.*(a).............................  12,080     1,666,557
                                                               -------------
                                                                   4,967,603
                                                               -------------
    ENERGY EQUIPMENT & SERVICES - 2.7%
    Cameron International Corp.*...................... 136,850     2,805,425
    Dresser-Rand Group, Inc.*......................... 114,960     1,983,060
    Smith International, Inc.......................... 135,960     3,112,124
                                                               -------------
                                                                   7,900,609
                                                               -------------
    GAS UTILITIES - 1.0%
    Questar Corp.(a)..................................  92,600     3,027,094
                                                               -------------
    HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
    DENTSPLY International, Inc.(a)...................  72,720     2,053,613
    Intuitive Surgical, Inc.*(a)......................  16,650     2,114,383
                                                               -------------
                                                                   4,167,996
                                                               -------------
    HEALTH CARE PROVIDERS & SERVICES - 5.7%
    Aetna, Inc........................................  74,870     2,133,795
    AmerisourceBergen Corp............................  42,690     1,522,325
    DaVita, Inc.*.....................................  54,810     2,716,932
    Express Scripts, Inc.*............................ 129,300     7,108,914
    Henry Schein, Inc.*...............................  53,350     1,957,412
    Omnicare, Inc.(a).................................  51,170     1,420,479
                                                               -------------
                                                                  16,859,857
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 5.1%
    Darden Restaurants, Inc.(a).......................  82,880     2,335,558
    WMS Industries, Inc.*(a).......................... 147,244     3,960,864
    Wynn Resorts, Ltd.*(a)............................  84,890     3,587,451
    Yum! Brands, Inc.................................. 163,270     5,143,005
                                                               -------------
                                                                  15,026,878
                                                               -------------
    HOUSEHOLD DURABLES - 3.0%
    Pulte Homes, Inc.(a).............................. 410,420     4,485,890
    Toll Brothers, Inc.*(a)........................... 201,290     4,313,645
                                                               -------------
                                                                   8,799,535
                                                               -------------
    HOUSEHOLD PRODUCTS - 1.2%
    Church & Dwight Co., Inc.(a)......................  15,860       890,063
    Clorox Co. (The)..................................  49,810     2,767,444
                                                               -------------
                                                                   3,657,507
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

    ---------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ---------------------------------------------------------------------------

    INSURANCE - 1.9%
    Aon Corp..........................................  72,040 $   3,290,787
    W.R. Berkley Corp.................................  80,180     2,485,580
                                                               -------------
                                                                   5,776,367
                                                               -------------
    INTERNET & CATALOG RETAIL - 0.5%
    Priceline.com, Inc.*..............................  19,610     1,444,277
                                                               -------------
    INTERNET SOFTWARE & SERVICES - 0.9%
    Omniture, Inc.*(a)................................ 146,010     1,553,546
    VistaPrint, Ltd.*(a)..............................  59,860     1,113,995
                                                               -------------
                                                                   2,667,541
                                                               -------------
    LIFE SCIENCES TOOLS & SERVICES - 1.6%
    Covance, Inc.*(a).................................  41,360     1,903,801
    Illumina, Inc.*(a)................................ 113,480     2,956,154
                                                               -------------
                                                                   4,859,955
                                                               -------------
    MACHINERY - 1.1%
    ESCO Technologies, Inc.*..........................  77,420     3,170,349
                                                               -------------
    MEDIA - 0.7%
    Cablevision Systems Corp. - Class A............... 121,370     2,043,871
                                                               -------------
    METALS & MINING - 1.1%
    Cliffs Natural Resources, Inc.....................  53,990     1,382,684
    Compass Minerals International, Inc...............  30,370     1,781,504
                                                               -------------
                                                                   3,164,188
                                                               -------------
    MULTILINE RETAIL - 2.5%
    Dollar Tree, Inc.*(a).............................  47,480     1,984,664
    Kohl's Corp.*(a).................................. 149,970     5,428,914
                                                               -------------
                                                                   7,413,578
                                                               -------------
    OIL, GAS & CONSUMABLE FUELS - 4.9%
    CONSOL Energy, Inc................................ 162,520     4,644,822
    Goodrich Petroleum Corp.*(a)......................  99,010     2,965,349
    Range Resources Corp..............................  86,775     2,984,192
    Southwestern Energy Co.*.......................... 142,680     4,133,440
                                                               -------------
                                                                  14,727,803
                                                               -------------
    PERSONAL PRODUCTS - 1.7%
    Alberto-Culver Co................................. 143,680     3,521,597
    Herbalife, Ltd.(a)................................  70,912     1,537,372
                                                               -------------
                                                                   5,058,969
                                                               -------------
    PHARMACEUTICALS - 0.8%
    Allergan, Inc.....................................  60,730     2,448,634
                                                               -------------
    PROFESSIONAL SERVICES - 1.8%
    FTI Consulting, Inc.*(a)..........................  43,499     1,943,535
    Robert Half International, Inc.(a)................ 165,090     3,437,174
                                                               -------------
                                                                   5,380,709
                                                               -------------
    ROAD & RAIL - 0.7%
    J.B. Hunt Transport Services, Inc.(a).............  77,010     2,023,053
                                                               -------------

    ------------------------------------------------------------------------
                                                                  VALUE
    SECURITY DESCRIPTION                               SHARES    (NOTE 2)
    ------------------------------------------------------------------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
    Altera Corp....................................... 243,220 $   4,064,206
    Atheros Communications, Inc.*(a).................. 146,349     2,094,254
    Broadcom Corp. - Class A*......................... 310,110     5,262,567
    Cavium Networks, Inc.*(a)......................... 137,593     1,446,103
    KLA-Tencor Corp.(a)............................... 133,990     2,919,642
    Lam Research Corp.*(a)............................ 187,300     3,985,744
    PMC-Sierra, Inc.*................................. 535,120     2,600,683
    Varian Semiconductor Equipment Associates,
      Inc.*(a)........................................ 192,740     3,492,449
                                                               -------------
                                                                  25,865,648
                                                               -------------
    SOFTWARE - 5.5%
    Activision Blizzard, Inc.*........................ 387,270     3,346,013
    Adobe Systems, Inc.*..............................  88,200     1,877,778
    Citrix Systems, Inc.*............................. 118,710     2,797,995
    Intuit, Inc.*..................................... 107,140     2,548,860
    McAfee, Inc.*..................................... 163,340     5,646,664
                                                               -------------
                                                                  16,217,310
                                                               -------------
    SPECIALTY RETAIL - 5.3%
    GameStop Corp. - Class A*(a)...................... 155,260     3,362,932
    Guess?, Inc....................................... 185,160     2,842,206
    Sherwin-Williams Co. (The)(a).....................  60,210     3,597,547
    Staples, Inc.(a).................................. 149,480     2,678,682
    Urban Outfitters, Inc.*(a)........................ 223,790     3,352,374
                                                               -------------
                                                                  15,833,741
                                                               -------------
    TEXTILES, APPAREL & LUXURY GOODS - 1.1%
    Deckers Outdoor Corp.*(a).........................  41,850     3,342,559
                                                               -------------
    THRIFTS & MORTGAGE FINANCE - 2.2%
    Hudson City Bancorp, Inc.......................... 258,270     4,121,989
    People's United Financial, Inc.................... 134,780     2,403,128
                                                               -------------
                                                                   6,525,117
                                                               -------------
    WIRELESS TELECOMMUNICATION SERVICES - 2.0%
    American Tower Corp. - Class A*...................  98,560     2,889,779
    MetroPCS Communications, Inc.*(a)................. 214,970     3,192,305
                                                               -------------
                                                                   6,082,084
                                                               -------------
    Total Common Stocks (Cost $353,879,291)                      290,089,717
                                                               -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 -----------------------------------------------------------------------------
                                                       PAR          VALUE
 SECURITY DESCRIPTION                                 AMOUNT       (NOTE 2)
 -----------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 13.6%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 12/31/08 at 0.010% to be
   repurchased at $7,123,004 on 01/02/09
   collateralized by $7,270,000 U.S. Treasury Bill
   at 0.000% due 01/08/09 with a value of
   $7,270,000...................................... $ 7,123,000 $   7,123,000
 State Street Navigator Securities Lending Trust
   Prime Portfolio(b)..............................  33,313,801    33,313,801
                                                                -------------
 Total Short-Term Investments (Cost $40,436,801)                   40,436,801
                                                                -------------

 TOTAL INVESTMENTS - 111.2% (Cost $394,316,092)                   330,526,518
                                                                -------------

 Other Assets and Liabilities (net) - (11.2)%                     (33,285,066)
                                                                -------------

 TOTAL NET ASSETS - 100.0%                                      $ 297,241,452
                                                                =============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO



The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                          $323,403,518              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS       7,123,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                           $330,526,518              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

TURNER MID CAP GROWTH PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $323,403,518
    Repurchase Agreement                                                                         7,123,000
    Cash                                                                                               806
    Receivable for Trust shares sold                                                               207,337
    Dividends receivable                                                                           139,898
    Interest receivable                                                                                  2
                                                                                              ------------
       Total assets                                                                            330,874,561
                                                                                              ------------
LIABILITIES
    Payables for:
       Trust shares redeemed                                                                        37,774
       Distribution and services fees--Class B                                                      10,171
       Collateral for securities on loan                                                        33,313,801
       Management fee (Note 3)                                                                     192,840
       Administration fee                                                                            2,134
       Custodian and accounting fees                                                                36,428
    Accrued expenses                                                                                39,961
                                                                                              ------------
       Total liabilities                                                                        33,633,109
                                                                                              ------------
NET ASSETS                                                                                    $297,241,452
                                                                                              ============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $449,864,656
    Accumulated net realized loss                                                              (88,833,497)
    Unrealized depreciation on investments                                                     (63,789,574)
    Distributions in excess of net investment income                                                  (133)
                                                                                              ------------
       Total                                                                                  $297,241,452
                                                                                              ============
NET ASSETS
    Class A                                                                                   $246,781,777
                                                                                              ============
    Class B                                                                                     50,459,675
                                                                                              ============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                     33,731,668
                                                                                              ============
    Class B                                                                                      6,979,185
                                                                                              ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $       7.32
                                                                                              ============
    Class B                                                                                           7.23
                                                                                              ============

-----------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $353,879,291
(b)Includes cash collateral for securities loaned of                                            33,313,801

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

TURNER MID CAP GROWTH PORTFOLIO
INVESTMENT INCOME
    Dividends (1)                                                             $   2,250,209
    Interest (2)                                                                  1,007,439
                                                                              -------------
       Total investment income                                                    3,257,648
                                                                              -------------
EXPENSES
    Management fee (Note 3)                                                       3,065,760
    Administration fees                                                              28,893
    Custodian and accounting fees                                                    25,291
    Distribution and services fees--Class B                                         192,475
    Audit and tax services                                                           31,976
    Legal                                                                            19,435
    Trustee fees and expenses                                                        18,374
    Shareholder reporting                                                            43,731
    Insurance                                                                         5,778
    Other                                                                             8,323
                                                                              -------------
       Total expenses                                                             3,440,036
       Less broker commission recapture                                            (209,091)
                                                                              -------------
    Net expenses                                                                  3,230,945
                                                                              -------------
    Net investment income                                                            26,703
                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
    Net realized loss on:
       Investments                                                              (88,263,310)
       Futures contracts                                                           (592,285)
                                                                              -------------
    Net realized loss on investments and futures contracts                      (88,855,595)
                                                                              -------------
    Net change in unrealized depreciation on:
       Investments                                                             (151,759,960)
                                                                              -------------
    Net change in unrealized depreciation on investments                       (151,759,960)
                                                                              -------------
    Net realized and unrealized loss on investments and futures contracts      (240,615,555)
                                                                              -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $(240,588,852)
                                                                              =============

--------------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                    $      14,837
(2)Interest income includes securities lending net income of:                       850,094

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


TURNER MID CAP GROWTH PORTFOLIO
                                                                           YEAR ENDED    YEAR ENDED
                                                                          DECEMBER 31,  DECEMBER 31,
                                                                              2008          2007
                                                                         -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income (loss)                                          $      26,703  $   (948,224)
   Net realized gain (loss) on investments and futures contracts           (88,855,595)   36,763,094
   Net change in unrealized appreciation (depreciation) on investments    (151,759,960)   50,263,510
                                                                         -------------  ------------
   Net increase (decrease) in net assets resulting from operations        (240,588,852)   86,078,380
                                                                         -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                    (1,025)           --
     Class B                                                                        --            --
   From net realized gains
     Class A                                                               (29,084,879)  (10,493,795)
     Class B                                                                (6,960,269)   (2,427,402)
                                                                         -------------  ------------
   Net decrease in net assets resulting from distributions                 (36,046,173)  (12,921,197)
                                                                         -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                                89,324,784    85,651,673
     Class B                                                                35,474,894    32,684,908
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                29,085,904    10,493,795
     Class B                                                                 6,960,269     2,427,402
   Cost of shares repurchased
     Class A                                                               (30,791,958)  (48,564,179)
     Class B                                                               (32,038,820)  (23,773,009)
                                                                         -------------  ------------
   Net increase in net assets from capital share transactions               98,015,073    58,920,590
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (178,619,952)  132,077,773
   Net assets at beginning of period                                       475,861,404   343,783,631
                                                                         -------------  ------------
   Net assets at end of period                                           $ 297,241,452  $475,861,404
                                                                         =============  ============
   Net assets at end of period includes distributions in excess of
       net investment income                                             $        (133) $       (533)
                                                                         =============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                               CLASS A
TURNER MID CAP GROWTH PORTFOLIO                                             -------------------------------------------
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------
                                                                              2008      2007     2006     2005    2004(B)
                                                                            -------   ------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....................................... $ 15.33   $12.75   $12.13   $11.23   $10.00
                                                                            -------   ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)............................................    0.01    (0.03)   (0.00)+  (0.04)   (0.03)
Net Realized/Unrealized Gain (Loss) on Investments.........................   (6.88)    3.08     0.77     1.35     1.26
                                                                            -------   ------   ------   ------   ------
Total From Investment Operations...........................................   (6.87)    3.05     0.77     1.31     1.23
                                                                            -------   ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................   (0.00)+     --       --       --       --
Distributions from Net Realized Capital Gains..............................   (1.14)   (0.47)   (0.15)   (0.41)      --
                                                                            -------   ------   ------   ------   ------
Total Distributions........................................................   (1.14)   (0.47)   (0.15)   (0.41)      --
                                                                            -------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD............................................. $  7.32   $15.33   $12.75   $12.13   $11.23
                                                                            =======   ======   ======   ======   ======
TOTAL RETURN                                                                 (48.14)%  24.49 %   6.30%   11.61 %  12.30 %
Ratio of Expenses to Average Net Assets After Reimbursement................    0.77 %   0.80 %   0.87%    0.85 %   0.91 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...    0.82 %   0.83 %   0.92%    0.85 %   0.91 %*
Ratio of Net investment Income (Loss) to Average Net Assets................    0.06 %  (0.19)%   0.03%   (0.30)%  (0.42)%*
Portfolio Turnover Rate....................................................   158.0 %  139.8 %  153.0%   156.4 %  101.7 %
Net Assets, End of Period (in millions).................................... $ 246.8   $381.8   $274.8   $168.7   $ 76.5

                                                                                               CLASS B
                                                                            -------------------------------------------
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------
                                                                              2008      2007     2006     2005    2004(B)
                                                                            -------   ------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....................................... $ 15.20   $12.68   $12.09   $11.22   $10.00
                                                                            -------   ------   ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Loss(a).....................................................   (0.02)   (0.06)   (0.03)   (0.07)   (0.05)
Net Realized/Unrealized Gain (Loss) on Investments.........................   (6.81)    3.05     0.77     1.35     1.27
                                                                            -------   ------   ------   ------   ------
Total from Investment Operations...........................................   (6.83)    2.99     0.74     1.28     1.22
                                                                            -------   ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.......................................      --       --       --       --       --
Distributions from Net Realized Capital Gains..............................   (1.14)   (0.47)   (0.15)   (0.41)      --
                                                                            -------   ------   ------   ------   ------
Total Distributions........................................................   (1.14)   (0.47)   (0.15)   (0.41)      --
                                                                            -------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD............................................. $  7.23   $15.20   $12.68   $12.09   $11.22
                                                                            =======   ======   ======   ======   ======
TOTAL RETURN                                                                 (48.30)%  24.15 %   6.07 %  11.36 %  12.20 %
Ratio of Expenses to Average Net Assets After Reimbursement................    1.02 %   1.05 %   1.12 %   1.10 %   1.10 %*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates...    1.07 %   1.08 %   1.17 %   1.10 %   1.10 %*
Ratio of Net Investment Loss to Average Net Assets.........................   (0.20)%  (0.44)%  (0.22)%  (0.58)%  (0.72)%*
Portfolio Turnover Rate....................................................   158.0 %  139.8 %  153.0 %  156.4 %  101.7 %
Net Assets, End of Period (in millions).................................... $  50.5 % $ 94.0   $ 69.0   $ 56.9   $ 79.7

*  Annualized
+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2004.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Turner Mid Cap Growth Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                         Expiring
                               Total    12/31/2016
                            ----------- -----------

                            $82,769,367 $82,769,367

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Turner Investment Partners, Inc. (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

             Management Fees
            earned by Manager
           for the period ended
            December 31, 2008   % per annum Average Daily Net Assets
           -------------------- ----------- ------------------------

                $3,065,760         0.80%    First $300 Million

                                   0.70%    Over $300 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                -------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.95%                        1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                                            Net Increase
             Beginning                                       in Shares     Ending
              Shares      Sales   Reinvestments Redemptions Outstanding    Shares
             ---------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008  24,909,018 9,236,533   2,206,821   (2,620,704)  8,822,650   33,731,668
 12/31/2007  21,548,182 6,090,026     786,641   (3,515,831)  3,360,836   24,909,018

 Class B

 12/31/2008   6,185,298 2,978,424     533,354   (2,717,891)    793,887    6,979,185
 12/31/2007   5,440,992 2,263,799     183,200   (1,702,693)    744,306    6,185,298

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

                $--       $685,754,733        $--        $615,708,561

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------

             $400,380,223  $9,917,448  $(79,771,153)  $(69,853,705)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $32,470,181 $33,313,801     $--     $33,313,801

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income Long-Term Capital Gain           Total
        --------------- ----------------------- -----------------------
           2008    2007    2008        2007        2008        2007
        ---------- ---- ----------- ----------- ----------- -----------

        $2,848,762 $--  $33,197,411 $12,921,197 $36,046,173 $12,921,197

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED


As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed     Net
    Ordinary      Long-Term    Unrealized
     Income         Gain      Depreciation  Loss Carryforwards     Total
  ------------- ------------- ------------  ------------------ -------------

        $(133)       $--      $(69,853,705)    $(82,769,367)   $(152,623,205)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Turner Mid Cap Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Turner Mid Cap Growth Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

TURNER MID CAP GROWTH PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Turner Mid Cap Growth Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services to the

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Turner Mid Cap Growth Portfolio's performance, the Board considered that the Portfolio outperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board also considered that the Portfolio outperformed its benchmark, the Russell Midcap Growth Index, for the one- and three-year periods. Based on its review, the Board concluded that the Portfolio's performance was satisfactory.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Turner Mid Cap Growth Portfolio, the Board considered that the Portfolio's actual management fees were above the Expense Group and the Expense Universe and below the Sub-advised Expense Universe. The Board further considered that the Portfolio's total expenses (exclusive of 12b-1 fees) were below the median of the Expense Group, the Expense Universe and the Sub-advised Expense Universe. The Board further noted that the Portfolio's contractual management fees were above the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Turner Mid Cap Growth Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

[LOGO] MetLife/R/


SIMPLIFY YOUR LIFE...
WITH METLIFE EDELIVERY(R) WHILE HELPING METLIFE PRESERVE THE PLANET'S NATURAL
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(SEE DETAILS ON INSIDE COVER)



                                              DECEMBER 31, 2008
               MET INVESTORS SERIES TRUST
               VAN KAMPEN COMSTOCK PORTFOLIO


               ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK PORTFOLIO                       FOR THE YEAR ENDED 12/31/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (35.79)% and (35.91)% for Class A and B Shares, respectively, versus (37.00)% and (36.85)% for its benchmarks, the S&P 500(R) Index/1/ and the Russell 1000(R) Value Index/2/, respectively.

MARKET ENVIRONMENT/CONDITIONS

Fear and a major loss of investor confidence drove the stock market to one of its worst years in history. With stock and bond prices in a downward spiral and global recession imminent, risk aversion intensified and investors fled to cash and Treasuries. Stock market volatility registered extreme levels, leaving investors no escape from declining values. In this environment, both value stocks (in which the Portfolio invests) and growth stocks sustained negative returns, as did all segments of the market capitalization spectrum. Every sector of the market finished the year with double-digit declines.

We continue to position the Portfolio from a bottom-up basis, selecting stocks that we believe have reasonable valuations relative to our assessment of fair value. At period-end, over 45 percent of the Portfolio was held in what we believe to be high quality, yet undervalued growth companies exhibiting attractive future prospects and a healthy free cash flow. Many "cyclical" stocks (those in more economically sensitive sectors such as energy and industrials) still appear unattractive by our risk-reward standards. The financials sector remained the largest sector weight, broadly diversified across banks, brokerage and insurance stocks. In the health care sector, given the FDA's more conservative stance, we are carefully evaluating the Portfolio's exposure to potential regulatory surprises.

PORTFOLIO REVIEW/CURRENT POSITIONING

Relative to the Russell 1000(R) Value Index, the Portfolio was bolstered primarily by an overweight in the consumer staples sector. Although the sector had a negative absolute return during the period, the sector sustained a smaller decline than other areas of the market, owing to its "defensiveness," or lower sensitivity to economic conditions. Another positive contributor was the telecommunication services sector, in which the Portfolio holds two stocks. The Portfolio's notable underweight in the industrials sector helped the Portfolio sidestep some of the sector's weak performance, further benefiting relative performance. Relative to the S&P 500(R) Index, the sectors that were most additive to relative performance were also consumer staples and telecommunication services. The third largest positive contributor was the health care sector, where holdings are primarily in pharmaceutical stocks.

As compared to the Russell 1000(R) Value Index, the chief detractor from relative performance was the Portfolio's significant underweight in energy stocks. Very few energy stocks have looked attractive to us, even with oil prices falling dramatically in recent months, as energy companies for the most part have not yet had to adjust to the less robust economic scenario. The Portfolio's minimal exposure to the utilities sector was another area of relative weakness. Relative to the S&P 500(R) Index, however, the Portfolio's overweight in financials had the largest negative impact, although stock selection provided a small positive contribution. Stock selection in the consumer discretionary sector, primarily media holdings, also dampened relative performance.

B. ROBERT BAKER, JR., Managing Director
JASON S. LEDER, Managing Director
KEVIN C. HOLT, Managing Director
JAMES N. WARWICK, Executive Director
DEVIN E. ARMSTRONG, Vice President
MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                  Percent of
                   Description                    Net Assets
                   -----------------------------------------
                   Chubb Corp. (The)                5.12%
                   -----------------------------------------
                   Comcast Corp.--Class A           4.29%
                   -----------------------------------------
                   Bristol-Myers Squibb Co.         3.71%
                   -----------------------------------------
                   Verizon Communications, Inc.     3.58%
                   -----------------------------------------
                   Viacom, Inc.--Class B            3.38%
                   -----------------------------------------
                   Time Warner, Inc.                3.14%
                   -----------------------------------------
                   International Paper Co.          2.94%
                   -----------------------------------------
                   Wal-Mart Stores, Inc.            2.78%
                   -----------------------------------------
                   Bank of New York Mellon Corp.    2.72%
                   -----------------------------------------
                   General Electric Co.             2.66%
                   -----------------------------------------

--------
/1/ The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/ The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK PORTFOLIO                       FOR THE YEAR ENDED 12/31/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]


Basic Materials                  5.1%
Communications                  23.4%
Cyclical                         6.9%
Non-cyclical                    29.9%
Energy                           3.1%
Financials                      21.5%
Industrials                      3.7%
Technology                       6.4%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK PORTFOLIO                       FOR THE YEAR ENDED 12/31/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

                   VAN KAMPEN COMSTOCK PORTFOLIO MANAGED BY
  MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN) VS. S&P 500(R)
                  INDEX/1/ AND RUSSELL 1000(R) VALUE INDEX/2/
                           Growth Based on $10,000+

                                    [CHART]


                                         Russell 1000
                                          1000 Value
                  Fund        S&P 500       Index
                 --------     --------    ----------

 4/30/2005      $10,000      $10,000      $10,000
12/31/2005       10,593       10,929       10,891
12/31/2006       12,325       12,656       13,313
12/31/2007       12,040       13,351       13,291
12/31/2008        7,731        8,411        8,393


    --------------------------------------------------------------------
                                         Average Annual Return/3/
                                        (for the period ended 12/31/08)
    --------------------------------------------------------------------
                                                              Since
                                        1 Year    3 Year   Inception/4/
    --------------------------------------------------------------------
    Van Kampen Comstock
--  Portfolio--Class A                  -35.79%    -9.97%     -6.78%
          Class B                       -35.91%   -10.15%     -6.98%
    --------------------------------------------------------------------
- - S&P 500(R) Index/1/                 -37.00%    -8.36%     -4.61%
    --------------------------------------------------------------------
--  Russell 1000(R) Value Index/2/      -36.85%    -8.32%     -4.66%
    --------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500(R) Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees and expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A and Class B shares is 5/2/05. Index returns are based on an inception date of 4/30/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
VAN KAMPEN COMSTOCK PORTFOLIO                ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  764.50        $2.75
  Hypothetical (5% return before expenses)      1,000.00      1,022.02         3.15
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  764.80        $3.86
  Hypothetical (5% return before expenses)      1,000.00      1,020.76         4.42
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% and 0.87% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)


 ------------------------------------------------------------------------------------
                                                                       VALUE
 SECURITY DESCRIPTION                                 SHARES          (NOTE 2)
 ------------------------------------------------------------------------------------

 COMMON STOCKS - 96.1%
 AIRLINES - 0.1%
 Southwest Airlines Co.............................     229,500    $     1,978,290
                                                                   ---------------
 BEVERAGES - 2.5%
 Coca-Cola Co......................................     587,200         26,582,544
 Dr. Pepper Snapple Group, Inc.*...................     447,460          7,271,225
                                                                   ---------------
                                                                        33,853,769
                                                                   ---------------
 CAPITAL MARKETS - 3.3%
 Bank of New York Mellon Corp......................   1,312,517         37,183,607
 Goldman Sachs Group, Inc. (The)...................      60,900          5,139,351
 Merrill Lynch & Co., Inc..........................     221,800          2,581,752
                                                                   ---------------
                                                                        44,904,710
                                                                   ---------------
 CHEMICALS - 1.1%
 E.I. du Pont de Nemours & Co......................     612,574         15,498,122
                                                                   ---------------
 COMMERCIAL BANKS - 3.5%
 Barclays Plc (ADR)(a).............................      53,000            519,400
 PNC Financial Services Group, Inc.................     274,200         13,435,800
 U.S. Bancorp......................................     391,200          9,783,912
 Wells Fargo & Co..................................     817,900         24,111,692
                                                                   ---------------
                                                                        47,850,804
                                                                   ---------------
 COMMUNICATIONS EQUIPMENT - 1.2%
 Cisco Systems, Inc.*..............................     637,600         10,392,880
 Telefonaktiebolaget LM Ericsson (ADR)(a)..........     739,700          5,777,057
                                                                   ---------------
                                                                        16,169,937
                                                                   ---------------
 COMPUTERS & PERIPHERALS - 3.7%
 Dell, Inc.*.......................................   1,943,300         19,899,392
 Hewlett-Packard Co................................     346,800         12,585,372
 International Business Machines Corp..............     208,200         17,522,112
                                                                   ---------------
                                                                        50,006,876
                                                                   ---------------
 DIVERSIFIED FINANCIAL SERVICES - 4.6%
 Bank of America Corp..............................   2,231,400         31,418,112
 JPMorgan Chase & Co...............................     985,500         31,072,815
                                                                   ---------------
                                                                        62,490,927
                                                                   ---------------
 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.5%
 AT&T, Inc.........................................     925,400         26,373,900
 Verizon Communications, Inc.......................   1,442,500         48,900,750
                                                                   ---------------
                                                                        75,274,650
                                                                   ---------------
 ELECTRICAL EQUIPMENT & SERVICES - 0.7%
 Emerson Electric Co...............................     244,700          8,958,467
                                                                   ---------------
 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
 Cognex Corp.......................................     206,700          3,059,160
                                                                   ---------------
 ENERGY EQUIPMENT & SERVICES - 1.1%
 Halliburton Co....................................     823,300         14,967,594
                                                                   ---------------

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 FOOD & STAPLES RETAILING - 3.8%
 CVS Caremark Corp.................................     476,300 $    13,688,862
 Wal-Mart Stores, Inc..............................     676,800      37,941,408
                                                                ---------------
                                                                     51,630,270
                                                                ---------------
 FOOD PRODUCTS - 7.5%
 Cadbury Plc (ADR)(a)..............................     973,180      34,713,331
 Kraft Foods, Inc. - Class A.......................   1,253,610      33,659,428
 Sara Lee Corp.(a).................................     716,700       7,016,493
 Unilever N.V......................................   1,118,100      27,449,355
                                                                ---------------
                                                                    102,838,607
                                                                ---------------
 HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
 Boston Scientific Corp.*..........................   1,611,200      12,470,688
                                                                ---------------
 HEALTH CARE PROVIDERS & SERVICES - 2.8%
 Cardinal Health, Inc..............................     690,800      23,811,876
 UnitedHealth Group, Inc...........................     268,100       7,131,460
 WellPoint, Inc.*..................................     165,400       6,968,302
                                                                ---------------
                                                                     37,911,638
                                                                ---------------
 HOUSEHOLD PRODUCTS - 0.3%
 Kimberly-Clark Corp...............................      87,700       4,625,298
                                                                ---------------
 INDUSTRIAL CONGLOMERATES - 2.7%
 General Electric Co...............................   2,244,200      36,356,040
                                                                ---------------
 INSURANCE - 9.3%
 Aflac, Inc........................................     134,800       6,179,232
 Berkshire Hathaway, Inc. - Class B*...............       3,420      10,991,880
 Chubb Corp. (The).................................   1,370,820      69,911,820
 Torchmark Corp....................................     279,500      12,493,650
 Travelers Cos., Inc. (The)........................     612,000      27,662,400
                                                                ---------------
                                                                    127,238,982
                                                                ---------------
 INTERNET & CATALOG RETAIL - 0.4%
 Liberty Media Holding Corp. - Interactive - Class
   A*(a)...........................................   1,568,075       4,892,394
                                                                ---------------
 INTERNET SOFTWARE & SERVICES - 2.4%
 eBay, Inc.*.......................................   1,960,700      27,371,372
 Yahoo!, Inc.*.....................................     412,900       5,037,380
                                                                ---------------
                                                                     32,408,752
                                                                ---------------
 IT SERVICES - 0.8%
 Computer Sciences Corp.*..........................     219,300       7,706,202
 Western Union Co..................................     224,300       3,216,462
                                                                ---------------
                                                                     10,922,664
                                                                ---------------
 MEDIA - 13.1%
 Comcast Corp. - Class A...........................   3,466,450      58,513,676
 Liberty Media Corp. - Entertainment*..............     849,840      14,855,203
 News Corp. - Class B(a)...........................   1,694,000      16,228,520
 Time Warner, Inc.(a)..............................   4,260,502      42,860,650
 Viacom, Inc. - Class B*(a)........................   2,423,550      46,192,863
                                                                ---------------
                                                                    178,650,912
                                                                ---------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

 ------------------------------------------------------------------------------
                                                                    VALUE
 SECURITY DESCRIPTION                                 SHARES       (NOTE 2)
 ------------------------------------------------------------------------------

 METALS & MINING - 0.8%
 Alcoa, Inc........................................     936,800 $    10,548,368
                                                                ---------------
 MULTILINE RETAIL - 1.1%
 J.C. Penney Co., Inc.(a)..........................     362,900       7,149,130
 Macy's, Inc.(a)...................................     779,600       8,068,860
                                                                ---------------
                                                                     15,217,990
                                                                ---------------
 OIL, GAS & CONSUMABLE FUELS - 1.9%
 BP Plc (ADR)(a)...................................     111,200       5,197,488
 ConocoPhillips....................................     200,700      10,396,260
 Total S.A. (ADR)..................................     179,800       9,942,940
                                                                ---------------
                                                                     25,536,688
                                                                ---------------
 PAPER & FOREST PRODUCTS - 2.9%
 International Paper Co.(a)........................   3,407,140      40,204,252
                                                                ---------------
 PHARMACEUTICALS - 12.9%
 Abbott Laboratories...............................     198,600      10,599,282
 Bristol-Myers Squibb Co...........................   2,176,800      50,610,600
 Eli Lilly & Co....................................     416,100      16,756,347
 GlaxoSmithKline Plc (ADR).........................     154,000       5,739,580
 Pfizer, Inc.......................................   1,610,300      28,518,413
 Roche Holding AG (ADR)............................     114,000       8,726,700
 Schering-Plough Corp..............................   1,999,100      34,044,673
 Wyeth.............................................     571,100      21,421,961
                                                                ---------------
                                                                    176,417,556
                                                                ---------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
 Intel Corp........................................     677,400       9,930,684
 KLA-Tencor Corp.(a)...............................     385,700       8,404,403
                                                                ---------------
                                                                     18,335,087
                                                                ---------------
 SOFTWARE - 0.6%
 Microsoft Corp....................................     401,100       7,797,384
                                                                ---------------
 SPECIALTY RETAIL - 1.6%
 Home Depot, Inc. (The)............................     452,700      10,421,154
 Lowe's Cos., Inc..................................     520,700      11,205,464
                                                                ---------------
                                                                     21,626,618
                                                                ---------------
 TOBACCO - 1.5%
 Altria Group, Inc.................................     561,400       8,454,684
 Philip Morris International, Inc..................     290,000      12,617,900
                                                                ---------------
                                                                     21,072,584
                                                                ---------------
 Total Common Stocks (Cost $1,844,610,989)                        1,311,716,078
                                                                ---------------

--------------------------------------------------------------------------------
                                                       PAR           VALUE
SECURITY DESCRIPTION                                  AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 11.1%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $68,259,842 on 01/02/09
  collateralized by $69,625,000 U.S.Treasury Bill
  at 0.010% due 02/19/09 with a value of
  $69,625,000..................................... $ 68,259,804 $    68,259,804
State Street Bank & Trust Co., Repurchase
  Agreement, dated 12/31/08 at 0.010% to be
  repurchased at $13,939,204 on 01/02/09
  collateralized by $14,220,000 U.S.Treasury Bill
  at 0.046% due 02/26/09 with a value of
  $14,218,578.....................................   13,939,196      13,939,196
State Street Navigator Securities Lending Trust
  Prime Portfolio(b)..............................   70,117,108      70,117,108
                                                                ---------------
Total Short-Term Investments (Cost $152,316,108)                    152,316,108
                                                                ---------------
TOTAL INVESTMENTS - 107.2% (Cost $1,996,927,097)                  1,464,032,186
                                                                ---------------

Other Assets and Liabilities (net) - (7.2)%                         (98,796,452)
                                                                ---------------

TOTAL NET ASSETS - 100.0%                                       $ 1,365,235,734
                                                                ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO


The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                        $1,381,833,186              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      82,199,000               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS                   0               0
  ----------------------------------------------------------------------------
  TOTAL                                         $1,464,032,186              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

VAN KAMPEN COMSTOCK PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                      $1,381,833,186
    Repurchase Agreements                                                                          82,199,000
    Cash                                                                                                  135
    Receivable for investments sold                                                                 1,427,491
    Receivable for Trust shares sold                                                                  436,822
    Dividends receivable                                                                            3,273,261
    Interest receivable                                                                                    23
                                                                                               --------------
       Total assets                                                                             1,469,169,918
                                                                                               --------------
LIABILITIES
    Payables for:
       Investments purchased                                                                       32,969,839
       Trust shares redeemed                                                                           88,995
       Distribution and services fees--Class B                                                         21,681
       Collateral for securities on loan                                                           70,117,108
       Management fee (Note 3)                                                                        666,213
       Administration fee                                                                               9,316
       Custodian and accounting fees                                                                   11,307
    Accrued expenses                                                                                   49,725
                                                                                               --------------
       Total liabilities                                                                          103,934,184
                                                                                               --------------
NET ASSETS                                                                                     $1,365,235,734
                                                                                               ==============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                            $2,162,916,526
    Accumulated net realized loss                                                                (306,017,388)
    Unrealized depreciation on investments                                                       (532,894,911)
    Undistributed net investment income                                                            41,231,507
                                                                                               --------------
       Total                                                                                   $1,365,235,734
                                                                                               ==============
NET ASSETS
    Class A                                                                                    $1,257,582,438
                                                                                               ==============
    Class B                                                                                       107,653,296
                                                                                               ==============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                       183,463,534
                                                                                               ==============
    Class B                                                                                        15,769,953
                                                                                               ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                    $         6.85
                                                                                               ==============
    Class B                                                                                              6.83
                                                                                               ==============

--------------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreements and collateral for securities on loan  $1,844,610,989
(b)Includes cash collateral for securities loaned of                                               70,117,108

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


VAN KAMPEN COMSTOCK PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $  49,866,922
   Interest (2)                                                               2,521,715
                                                                          -------------
       Total investment income                                               52,388,637
                                                                          -------------
EXPENSES
   Management fee (Note 3)                                                   10,312,475
   Administration fees                                                          117,615
   Custodian and accounting fees                                                 95,128
   Distribution and services fees--Class B                                      345,921
   Audit and tax services                                                        31,976
   Legal                                                                         19,439
   Trustee fees and expenses                                                     18,374
   Shareholder reporting                                                        182,200
   Insurance                                                                     26,638
   Other                                                                          7,115
                                                                          -------------
       Total expenses                                                        11,156,881
       Less broker commission recapture                                         (63,938)
                                                                          -------------
   Net expenses                                                              11,092,943
                                                                          -------------
   Net investment income                                                     41,295,694
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS
   Net realized loss on:
       Investments                                                         (303,662,488)
       Futures contracts                                                       (101,499)
                                                                          -------------
   Net realized loss on investments and futures contracts                  (303,763,987)
                                                                          -------------
   Net change in unrealized depreciation on:
       Investments                                                         (498,917,517)
                                                                          -------------
   Net change in unrealized depreciation on investments and futures
       contracts                                                           (498,917,517)
                                                                          -------------
   Net realized and unrealized loss on investments and futures
       contracts                                                           (802,681,504)
                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(761,385,810)
                                                                          =============

----------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     255,732
(2)Interest income includes securities lending net income of:                   621,745

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


VAN KAMPEN COMSTOCK PORTFOLIO
                                                                                 YEAR ENDED      YEAR ENDED
                                                                                DECEMBER 31,    DECEMBER 31,
                                                                                    2008            2007
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                      $   41,295,694  $   35,227,313
    Net realized gain (loss) on investments and futures contracts                (303,763,987)     66,354,974
    Net change in unrealized depreciation on investments                         (498,917,517)   (172,714,246)
                                                                               --------------  --------------
    Net decrease in net assets resulting from operations                         (761,385,810)    (71,131,959)
                                                                               --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                      (32,673,417)    (21,133,447)
     Class B                                                                       (2,427,390)     (2,112,889)
    From net realized gains
     Class A                                                                      (61,910,308)    (28,253,784)
     Class B                                                                       (5,354,631)     (3,183,717)
                                                                               --------------  --------------
    Net decrease in net assets resulting from distributions                      (102,365,746)    (54,683,837)
                                                                               --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold
     Class A                                                                      295,042,539     729,694,651
     Class B                                                                       37,691,332      61,202,979
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       94,583,725      49,387,231
     Class B                                                                        7,782,021       5,296,606
    Cost of shares repurchased
     Class A                                                                     (174,505,462)    (34,676,316)
     Class B                                                                      (32,762,386)    (39,353,000)
                                                                               --------------  --------------
    Net increase in net assets from capital share transactions                    227,831,769     771,552,151
                                                                               --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS                                            (635,919,787)    645,736,355
    Net assets at beginning of period                                           2,001,155,521   1,355,419,166
                                                                               --------------  --------------
    Net assets at end of period                                                $1,365,235,734  $2,001,155,521
                                                                               ==============  ==============
    Net assets at end of period includes undistributed net investment income   $   41,231,507  $   35,100,696
                                                                               ==============  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                                           CLASS A
VAN KAMPEN COMSTOCK PORTFOLIO                                             ---------------------------------------
                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------
                                                                             2008       2007       2006    2005(B)
                                                                          --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  11.26   $  11.95   $  10.40   $10.00
                                                                          --------   --------   --------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................     0.21       0.25       0.23     0.14
Net Realized/Unrealized Gain (Loss) on Investments.......................    (4.06)     (0.49)      1.45     0.45
                                                                          --------   --------   --------   ------
Total from Investment Operations.........................................    (3.85)     (0.24)      1.68     0.59
                                                                          --------   --------   --------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................    (0.19)     (0.19)     (0.00)+  (0.11)
Distributions from Net Realized Capital Gains............................    (0.37)     (0.26)     (0.13)   (0.08)
                                                                          --------   --------   --------   ------
Total Distributions......................................................    (0.56)     (0.45)     (0.13)   (0.19)
                                                                          --------   --------   --------   ------
NET ASSET VALUE, END OF PERIOD........................................... $   6.85   $  11.26   $  11.95   $10.40
                                                                          ========   ========   ========   ======
TOTAL RETURN                                                                (35.79)%    (2.31)%    16.34%    5.93%
Ratio of Expenses to Average Net Assets..................................     0.61 %     0.61 %     0.67%    0.68%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.     0.61 %     0.61 %     0.67%    0.68%*
Ratio of Net investment Income to Average Net Assets.....................     2.35 %     2.04 %     2.11%    2.02%*
Portfolio Turnover Rate..................................................     40.2 %     22.2 %     32.7%    75.7%
Net Assets, End of Period (in millions).................................. $1,257.6   $1,839.2   $1,210.1   $880.4

                                                                                           CLASS B
                                                                          ---------------------------------------
                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------
                                                                             2008       2007       2006    2005(B)
                                                                          --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................... $  11.22   $  11.91   $  10.39   $10.00
                                                                          --------   --------   --------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(a).................................................     0.19       0.22       0.20     0.12
Net Realized/Unrealized Gain (Loss) on Investments.......................    (4.04)     (0.48)      1.45     0.46
                                                                          --------   --------   --------   ------
Total from Investment Operations.........................................    (3.85)     (0.26)      1.65     0.58
                                                                          --------   --------   --------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.....................................    (0.17)     (0.17)        --    (0.11)
Distributions from Net Realized Capital Gains............................    (0.37)     (0.26)     (0.13)   (0.08)
                                                                          --------   --------   --------   ------
Total Distributions......................................................    (0.54)     (0.43)     (0.13)   (0.19)
                                                                          --------   --------   --------   ------
NET ASSET VALUE, END OF PERIOD........................................... $   6.83   $  11.22   $  11.91   $10.39
                                                                          ========   ========   ========   ======
TOTAL RETURN                                                                (35.91)%    (2.49)%    16.05%    5.75%
Ratio of Expenses to Average Net Assets..................................     0.86 %     0.85 %     0.92%    0.93%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates.     0.86 %     0.86 %     0.92%    0.93%*
Ratio of Net Investment Income to Average Net Assets.....................     2.10 %     1.80 %     1.85%    1.71%*
Portfolio Turnover Rate..................................................     40.2 %     22.2 %     32.7%    75.7%
Net Assets, End of Period (in millions).................................. $  107.7   $  162.0   $  145.3   $ 58.8

*  Annualized
+  Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/02/2005.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Van Kampen Comstock Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                          Expiring
                              Total      12/31/2016
                           ------------ ------------

                           $282,014,371 $282,014,371

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. Upon entering into a futures contract, the Portfolio is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and are held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


I. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Global Markets ("SSGM"). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Morgan Stanley Investment Management, Inc., dba Van Kampen, (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

            Management Fees
           earned by Manager
          for the period ended
           December 31, 2008    % per annum  Average Daily Net Assets
          --------------------  ----------  --------------------------

              $10,312,475         0.65%     First $500 Million

                                  0.60%     $500 Million to $1 Billion

                                  0.525%    Over $1 Billion

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

An expense limitation agreement ("Expense Limitation Agreement") by and between the Manager and the Trust to limit the expenses of the Portfolio of the Trust was in effect for the Portfolio until April 30, 2008. Effective May 1, 2008, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Manager had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                Maximum Expense Ratio under Expense Limitation Agreement
                                --------------------------------------------------------
                                Class A                      Class B
                                -------                      -------

                                 0.80%                        1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED


Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

During the period ended December 31, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                     Affiliate                  Commission
                     ---------                  ----------

                     Morgan Stanley & Co., Inc.   $8,454

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                    Shares Issued
                                       Through                 Net Increase
              Beginning               Dividend                  in Shares     Ending
               Shares      Sales    Reinvestments Redemptions  Outstanding    Shares
             ----------- ---------- ------------- -----------  ------------ -----------

 Class A

 12/31/2008  163,319,115 31,064,241   9,392,624   (20,312,446)  20,144,419  183,463,534
 12/31/2007  101,295,416 60,848,016   4,071,495    (2,895,812)  62,023,699  163,319,115

 Class B

 12/31/2008   14,443,577  4,212,675     774,330    (3,660,629)   1,326,376   15,769,953
 12/31/2007   12,203,533  5,108,619     437,375    (3,305,950)   2,240,044   14,443,577

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                    Purchase                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------

               $--        $907,300,538        $--        $676,138,918

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

              Federal        Gross         Gross
             Income Tax    Unrealized    Unrealized   Net Unrealized
                Cost      Appreciation  Depreciation   Depreciation
           -------------- ------------ -------------  --------------

           $2,020,930,112 $12,184,280  $(569,082,206) $(556,897,926)

6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $68,032,224 $70,117,108     $--     $70,117,108

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008


7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

        Ordinary Income     Long-Term Capital Gain           Total
    ----------------------- ----------------------- ------------------------
       2008        2007        2008        2007         2008        2007
    ----------- ----------- ----------- ----------- ------------ -----------

    $43,649,078 $34,621,692 $58,716,668 $20,062,145 $102,365,746 $54,683,837

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

  Undistributed Undistributed      Net
    Ordinary      Long-Term     Unrealized
     Income         Gain       Depreciation  Loss Carryforwards     Total
  ------------- ------------- -------------  ------------------ -------------

   $41,231,507       $--      $(556,897,928)   $(282,014,371)   $(797,680,792)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Van Kampen Comstock Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Comstock Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN COMSTOCK PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Van Kampen Comstock Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (I.E., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager's reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Van Kampen Comstock Portfolio's performance, the Board considered that the Portfolio underperformed both the median of its Performance Universe and its Lipper Index for the one- and three-year periods ended July 31, 2008. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Value Index, for the one- and three-year periods. The Board took into account management's discussion of the Portfolio's performance, including the Portfolio's recent improvement. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Van Kampen Comstock Portfolio, the Board considered that the Portfolio's actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Van Kampen Comstock Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio's management fees are above the asset-weighted average of comparable funds at lower asset levels but decreases below the asset-weighted average of comparable funds at the current and higher asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

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
                                                 DECEMBER 31, 2008
            MET INVESTORS SERIES TRUST
            VAN KAMPEN MID CAP GROWTH PORTFOLIO


            ANNUAL REPORT

                                                  NOT PART OF THE ANNUAL REPORT

 LETTER FROM THE PRESIDENT

February 1, 2009

LETTER TO POLICYHOLDERS:

2008 was an extraordinary year in the capital markets around the world and for the global economy. Energy prices rose to record levels early in the year before falling by two-thirds by year-end. A credit crisis that began with concerns about sub-prime mortgages led to massive changes in the financial landscape with government takeovers, forced sales, and outright failures of a number of large, once venerable firms.

While bonds as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) were up 5.2% for the year in response to declining interest rates, there were large differences in the total returns of the various sectors of the bond market. U.S. Treasury securities were up over 13% as frightened investors sought refuge in what they perceived to be the safest and most liquid investments. In contrast, investment grade corporate securities lost nearly 5% as credit spreads widened and below investment grade or high yield bonds fell over 26%.

In response to the growing credit crisis and the weakening economy, common stocks fell sharply across all regions, styles, and capitalizations. As measured by the S&P 500(R) Index, U.S. common stocks fell 37% for the year, the worst calendar year decline since the 1930s. Foreign stocks were down even more with the MSCI EAFE Index down 43% for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

PORTFOLIO MANAGER COMMENTARY

--------------------------------------------------------------------------------

PERFORMANCE

During the year ended December 31, 2008, the Portfolio had a return of (46.67)% and (46.75)% for Class A and B Shares, respectively, versus (44.32)% for its benchmark, the Russell Midcap(R) Growth Index./1/

MARKET ENVIRONMENT/CONDITIONS

The market environment was extremely challenging in the 12-month period ended December 31, 2008. Paralysis in the credit markets and a complete reshaping of the financial industry prompted a significant loss of investor confidence. Risk aversion soared, as investors fled all segments of the stock and bond markets for the perceived safety of U.S. Treasuries and cash. Although the federal government and the Federal Reserve intervened with unprecedented policy measures, investors remained uncertain about the effectiveness of the response, particularly as the U.S. economy was officially declared in recession since December 2007. These events kept the stock market volatile through the end of the period. The mid-cap growth segment of the stock market, in which the Portfolio invests, suffered a significant decline along with all other segments of the stock market during the period under review.

It is our goal to hold a portfolio of high-quality growth stocks we believe will perform well regardless of the market environment. To that end, the investment team continues to focus on quality--evaluating the nature and sustainability of a company's competitive advantage and balance sheet strength. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and earnings growth and the ability to redeploy capital at a high rate of return. At the margin, we have eliminated names that are more cyclical or where we believe there are stronger long-term opportunities. We believe the Portfolio is well positioned for when the market once again begins to differentiate on fundamentals.

PORTFOLIO REVIEW/CURRENT POSITIONING

The Growth Team uses intensive fundamental research to seek high-quality growth companies. The team's investment discipline favors companies with sustainable competitive advantages, business visibility, rising return on invested capital, free cash flow and a favorable risk/reward profile. Because the team emphasizes secular growth, short-term market events are not as meaningful in the stock selection process.

Stock selection in consumer discretionary had by far the largest negative impact on relative performance, despite the positive influence of an overweight to the sector. The main detractors within the sector were holdings in commercial services and education services stocks. Stock selection in financial services was another relative detractor, which more than offset the benefit of an underweight in the sector. Here, financial information services stocks were the primary area of weakness. The third largest area of relative underperformance came from stock selection in technology, where holdings in computer services software and systems lagged.

In contrast, stock selection in the other energy sector (which includes oil and natural gas producers) was the largest positive contributor to relative performance, primarily due to natural gas producers. However, an underweight relative to the Russell Midcap(R) Growth Index in the other energy sector slightly offset some of the relative gain. Both stock selection and an overweight in autos and transportation added relative value, driven by miscellaneous transportation (logistics) holdings. Finally, the Portfolio benefited from both stock selection and an underweight in the producer durables sector. Within the sector, pollution control and environment services were the two strongest contributors.

DENNIS LYNCH, Managing Director
DAVID COHEN, Managing Director
SAM CHAINANI, Managing Director
ALEXANDER NORTON, Executive Director
JASON YEUNG, Executive Director
ARMISTEAD NASH, Executive Director
MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

The views expressed above are those of the investment subadvisory firm and are subject to change based on market and other conditions and no forecast can be guaranteed. Information about the Portfolio's holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition which will vary.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/08

                                                          Percent of
            Description                                   Net Assets
            --------------------------------------------------------
            Southwestern Energy Co.                         5.10%
            --------------------------------------------------------
            Ultra Petroleum Corp.                           4.00%
            --------------------------------------------------------
            Expeditors International of Washington, Inc.    3.37%
            --------------------------------------------------------
            Martin Marietta Materials, Inc.                 3.36%
            --------------------------------------------------------
            Tencent Holdings, Ltd.                          3.31%
            --------------------------------------------------------
            Illumina, Inc.                                  2.98%
            --------------------------------------------------------
            Techne Corp.                                    2.97%
            --------------------------------------------------------
            Leucadia National Corp.                         2.75%
            --------------------------------------------------------
            C.H. Robinson Worldwide, Inc.                   2.66%
            --------------------------------------------------------
            Wynn Resorts, Ltd.                              2.62%
            --------------------------------------------------------

--------
/1/ The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap(R) companies with higher price-to book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not include fees or expenses and is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/08

                                    [CHART]


Basic Materials                  1.2%
Communications                  19.3%
Cyclical                        11.7%
Non-Cyclical                    19.5%
Diversified                      3.0%
Energy                          14.6%
Financials                       9.4%
Industrials                     15.6%
Technology                       5.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH PORTFOLIO                 FOR THE YEAR ENDED 12/31/08
MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

PORTFOLIO MANAGER COMMENTARY (CONTINUED)

--------------------------------------------------------------------------------



                VAN KAMPEN MID CAP GROWTH PORTFOLIO MANAGED BY
    MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN) VS. RUSSELL
                           MIDCAP(R) GROWTH INDEX/1/
                           Growth Based on $10,000+


                    [CHART]

                Russell Mid Cap
                     Growth          Fund
               ----------------      -----
 2/12/2001          $10,000        $10,000
12/31/2001            7,553          8,930
12/31/2002            5,483          6,750
12/31/2003            7,824          9,160
12/31/2004            9,036         10,300
12/31/2005           10,129         10,772
12/31/2006           11,209         11,674
12/31/2007           12,490         14,414
12/31/2008            6,954          7,676





    --------------------------------------------------------------
                                    Average Annual Return/2/
                                (for the period ended 12/31/08)
    --------------------------------------------------------------
                                                         Since
                               1 Year  3 Year  5 Year Inception/3/
    --------------------------------------------------------------
    Van Kampen Mid Cap
    Growth Portfolio--Class A  -46.67% -10.48% -3.26%   -2.59%
--        Class B              -46.75% -10.68% -3.47%   -3.30%
    --------------------------------------------------------------
    Russell Midcap(R) Growth
- - Index/1/                   -44.32% -11.78% -2.33%   -3.45%
    --------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap(R) Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust sales charges and redemption fees do not apply and Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolio and help you compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table below for each Class of shares shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2008 through December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Class of shares provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line of the table below for each Class of shares is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES PAID
                                             ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                             7/1/08        12/31/08      7/1/08-12/31/08
VAN KAMPEN MID CAP GROWTH PORTFOLIO          ------------- ------------- ---------------

  Class A
  Actual                                       $1,000.00     $  589.90        $3.60
  Hypothetical (5% return before expenses)      1,000.00      1,020.61         4.57
-------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       $1,000.00     $  590.00        $4.60
  Hypothetical (5% return before expenses)      1,000.00      1,019.36         5.84
-------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.90% and 1.15%% for the Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                               SHARES     (NOTE 2)
        ----------------------------------------------------------------

        COMMON STOCKS - 90.6%
        AIR FREIGHT & LOGISTICS - 6.0%
        C.H. Robinson Worldwide, Inc.(a)........    35,956 $   1,978,659
        Expeditors International of Washington,
          Inc...................................    75,331     2,506,262
                                                           -------------
                                                               4,484,921
                                                           -------------
        CAPITAL MARKETS - 1.7%
        Calamos Asset Management, Inc. -
          Class A(a)............................    59,430       439,782
        Greenhill & Co., Inc....................    11,609       809,960
                                                           -------------
                                                               1,249,742
                                                           -------------
        CHEMICALS - 2.5%
        Intrepid Potash, Inc.*(a)...............    24,922       517,630
        Nalco Holding Co........................    87,932     1,014,735
        Rockwood Holdings, Inc.*(a).............    28,442       307,174
                                                           -------------
                                                               1,839,539
                                                           -------------
        COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
        Covanta Holding Corp.*(a)...............    57,327     1,258,901
                                                           -------------
        COMPUTERS & PERIPHERALS - 1.0%
        Teradata Corp.*(a)......................    49,131       728,613
                                                           -------------
        CONSTRUCTION & ENGINEERING - 1.5%
        Aecom Technology Corp.*(a)..............    37,032     1,137,993
                                                           -------------
        CONSTRUCTION MATERIALS - 4.1%
        Martin Marietta Materials, Inc.(a)......    25,705     2,495,441
        Texas Industries, Inc.(a)...............    16,089       555,071
                                                           -------------
                                                               3,050,512
                                                           -------------
        DISTRIBUTORS - 2.3%
        Li & Fung, Ltd..........................   970,000     1,673,558
                                                           -------------
        DIVERSIFIED CONSUMER SERVICES - 3.4%
        New Oriental Education & Technology
          Group, Inc. (ADR)*....................    24,896     1,367,039
        Strayer Education, Inc.(a)..............     5,463     1,171,322
                                                           -------------
                                                               2,538,361
                                                           -------------
        DIVERSIFIED FINANCIAL SERVICES - 4.6%
        IntercontinentalExchange, Inc.*.........    16,352     1,348,059
        Leucadia National Corp.*(a).............   103,240     2,044,152
                                                           -------------
                                                               3,392,211
                                                           -------------
        ENERGY EQUIPMENT & SERVICES - 1.8%
        IHS, Inc. - Class A*(a).................    36,201     1,354,641
                                                           -------------
        GAS UTILITIES - 1.1%
        Questar Corp.(a)........................    24,903       814,079
                                                           -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
        Gen-Probe, Inc.*........................    31,107     1,332,624
        Intuitive Surgical, Inc.*...............     5,268       668,983
        Mindray Medical International, Ltd.
          (ADR)(a)..............................    44,935       808,830
                                                           -------------
                                                               2,810,437
                                                           -------------

        ------------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                              SHARES     (NOTE 2)
        ------------------------------------------------------------------

        HOTELS, RESTAURANTS & LEISURE - 6.2%
        Ctrip.com International, Ltd. (ADR)(a).    59,027 $   1,404,843
        Starbucks Corp.*.......................   135,452     1,281,376
        Wynn Resorts, Ltd.*(a).................    46,179     1,951,524
                                                          -------------
                                                              4,637,743
                                                          -------------
        HOUSEHOLD DURABLES - 2.4%
        Gafisa S.A. (ADR)(a)...................    47,347       438,433
        Mohawk Industries, Inc.*(a)............    13,497       579,966
        NVR, Inc.*(a)..........................     1,736       792,050
                                                          -------------
                                                              1,810,449
                                                          -------------
        INSURANCE - 1.0%
        Alleghany Corp.*.......................     2,746       774,372
                                                          -------------
        INTERNET & CATALOG RETAIL - 3.3%
        Amazon.com, Inc.*......................    14,451       741,047
        Priceline.com, Inc.*(a)................    22,876     1,684,818
                                                          -------------
                                                              2,425,865
                                                          -------------
        INTERNET SOFTWARE & SERVICES - 8.0%
        Alibaba.com Ltd.*......................   910,800       663,008
        Baidu.com (ADR)*(a)....................    10,237     1,336,645
        Equinix, Inc.*.........................    13,822       735,192
        Tencent Holdings, Ltd..................   378,200     2,462,172
        Yahoo!, Inc.*..........................    60,900       742,980
                                                          -------------
                                                              5,939,997
                                                          -------------
        IT SERVICES - 2.3%
        Redecard S.A...........................   149,938     1,671,795
                                                          -------------
        LIFE SCIENCES TOOLS & SERVICES - 6.0%
        Illumina, Inc.*(a).....................    85,050     2,215,553
        Techne Corp............................    34,200     2,206,584
                                                          -------------
                                                              4,422,137
                                                          -------------
        MEDIA - 5.3%
        Discovery Communications, Inc. -
          Class A *............................    35,905       508,415
        Discovery Communications, Inc. -
          Class C*.............................    43,277       579,479
        Groupe Aeroplan, Inc...................   103,073       724,726
        Grupo Televisa S.A. (ADR)..............    47,847       714,834
        Morningstar, Inc.*(a)..................    39,749     1,411,089
                                                          -------------
                                                              3,938,543
                                                          -------------
        OIL, GAS & CONSUMABLE FUELS - 10.5%
        Petrohawk Energy Corp.*(a).............    22,567       352,722
        Range Resources Corp...................    18,894       649,764
        Southwestern Energy Co.*(a)............   131,044     3,796,345
        Ultra Petroleum Corp.*(a)..............    86,184     2,974,210
                                                          -------------
                                                              7,773,041
                                                          -------------
        PHARMACEUTICALS - 0.7%
        Ironwood Pharmaceutical................    44,752       537,024
                                                          -------------
        PROFESSIONAL SERVICES - 1.9%
        Corporate Executive Board Co...........    37,428       825,661

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2008
(PERCENTAGE OF NET ASSETS)

      --------------------------------------------------------------------
      SECURITY                                   SHARES/PAR     VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      PROFESSIONAL SERVICES - CONTINUED
      Monster Worldwide, Inc.*(a)...............      51,386 $    621,257
                                                             ------------
                                                                1,446,918
                                                             ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
      Brookfield Asset Management, Inc. -
        Class A.................................      84,135    1,284,741
                                                             ------------
      SOFTWARE - 2.3%
      Salesforce.com, Inc.*(a)..................      54,335    1,739,263
                                                             ------------
      SPECIALTY RETAIL - 1.1%
      Abercrombie & Fitch Co. - Class A(a)......      36,797      848,907
                                                             ------------
      TEXTILES, APPAREL & LUXURY GOODS - 0.4%
      Lululemon Athletica, Inc.*(a).............      37,150      294,600
                                                             ------------
      TRANSPORTATION INFRASTRUCTURE - 1.1%
      Grupo Aeroportuario del Pacifico S.A. de
        C.V. (ADR)..............................      35,081      807,565
                                                             ------------
      WIRELESS TELECOMMUNICATION SERVICES - 0.9%
      NII Holdings, Inc.*.......................      37,827      687,695
                                                             ------------
      Total Common Stocks
      (Cost $108,443,547)                                      67,374,163
                                                             ------------

      SHORT-TERM INVESTMENTS - 28.3%
      State Street Bank & Trust Co., Repurchase
        Agreement dated 12/31/08 at 0.010%
        to be repurchased at $7,050,004 on
        01/02/09 collateralized by $7,195,000
        U. S. Treasury Bill at 1.000% due
        01/08/09 with a value of
        $7,195,000.............................. $ 7,050,000    7,050,000
      State Street Navigator Securities Lending
        Trust Prime Portfolio(b)................  14,006,863   14,006,863
                                                             ------------
      Total Short-Term Investments
      (Cost $21,056,863)                                       21,056,863
                                                             ------------

      TOTAL INVESTMENTS - 118.9%
      (Cost $129,500,410)                                      88,431,026

      Other Assets and Liabilities (net) - (18.9)%            (14,055,376)
                                                             ------------

      TOTAL NET ASSETS - 100.0%                              $ 74,375,650
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                  SECURITIES    INSTRUMENTS+
  ----------------------------------------------------------------------------
  LEVEL 1--QUOTED PRICES                           $74,373,470              $0
  ----------------------------------------------------------------------------
  LEVEL 2--OTHER SIGNIFICANT OBSERVABLE INPUTS      13,520,532               0
  ----------------------------------------------------------------------------
  LEVEL 3--SIGNIFICANT UNOBSERVABLE INPUTS             537,024               0
  ----------------------------------------------------------------------------
  TOTAL                                            $88,431,026              $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN OTHER FINANCIAL
                                                       SECURITIES    INSTRUMENTS+
---------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2008                            $      0              $0
 Accrued discounts/premiums                                     0               0
 Realized Gain (Loss)                                           0               0
 Change in unrealized appreciation (depreciation)               0               0
 Net Purchases (Sales)                                    537,024               0
 Transfers In (Out) of Level 3                                  0               0
---------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2008                          $537,024              $0

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

VAN KAMPEN MID CAP GROWTH PORTFOLIO
ASSETS
    Investments, at value (Note 2) (a)(b)                                                     $ 81,381,026
    Repurchase Agreement                                                                         7,050,000
    Cash                                                                                               904
    Receivable for Trust shares sold                                                                79,072
    Dividends receivable                                                                            13,411
    Interest receivable                                                                                  2
                                                                                              ------------
       Total assets                                                                             88,524,415
                                                                                              ------------
LIABILITIES
    Payables for:
       Trust shares redeemed                                                                         7,788
       Distribution and services fees--Class B                                                      11,612
       Collateral for securities on loan                                                        14,006,863
       Management fee (Note 3)                                                                      42,496
       Administration fee                                                                              637
       Custodian and accounting fees                                                                35,302
    Accrued expenses                                                                                44,067
                                                                                              ------------
       Total liabilities                                                                        14,148,765
                                                                                              ------------
NET ASSETS                                                                                    $ 74,375,650
                                                                                              ============
NET ASSETS REPRESENTED BY
    Paid in surplus                                                                           $125,898,172
    Accumulated net realized loss                                                              (10,457,244)
    Unrealized depreciation on investments and foreign currency                                (41,069,352)
    Distributions in excess of net investment income                                                 4,074
                                                                                              ------------
       Total                                                                                  $ 74,375,650
                                                                                              ============
NET ASSETS
    Class A                                                                                   $ 16,326,324
                                                                                              ============
    Class B                                                                                     58,049,326
                                                                                              ============
CAPITAL SHARES OUTSTANDING
    Class A                                                                                      2,858,577
                                                                                              ============
    Class B                                                                                     10,429,426
                                                                                              ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    Class A                                                                                   $       5.71
                                                                                              ============
    Class B                                                                                           5.57
                                                                                              ============

-----------------------------------------------------------------------------------------------------------
(a)Investments at cost, excluding repurchase agreement and collateral for securities on loan  $108,443,547
(b)Includes cash collateral for securities loaned of                                            14,006,863

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

VAN KAMPEN MID CAP GROWTH PORTFOLIO
INVESTMENT INCOME
   Dividends (1)                                                          $    758,071
   Interest (2)                                                                391,710
                                                                          ------------
       Total investment income                                               1,149,781
                                                                          ------------
EXPENSES
   Management fee (Note 3)                                                     723,652
   Administration fees                                                          10,140
   Deferred Expense Reimbursement                                               80,919
   Custodian and accounting fees                                                12,955
   Distribution and services fees--Class B                                     186,995
   Audit and tax services                                                       31,976
   Legal                                                                        19,984
   Trustee fees and expenses                                                    18,375
   Shareholder reporting                                                         9,671
   Insurance                                                                     1,484
   Other                                                                         8,680
                                                                          ------------
       Total expenses                                                        1,104,831
                                                                          ------------
   Net investment income                                                        44,950
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY
   Net realized loss on:
       Investments                                                          (7,198,637)
       Foreign currency                                                        (40,858)
                                                                          ------------
   Net realized loss on investments and foreign currency                    (7,239,495)
                                                                          ------------
   Net change in unrealized depreciation on:
       Investments                                                         (55,074,219)
       Foreign currency                                                           (117)
                                                                          ------------
   Net change in unrealized depreciation on investments and foreign
       currency                                                            (55,074,336)
                                                                          ------------
   Net realized and unrealized loss on investments and foreign
       currency                                                            (62,313,831)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(62,268,881)
                                                                          ============

---------------------------------------------------------------------------------------
(1)Dividend income is net of foreign withholding taxes of:                $     20,243
(2)Interest income includes securities lending net income of:                  365,517

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


VAN KAMPEN MID CAP GROWTH PORTFOLIO
                                                                          YEAR ENDED    YEAR ENDED
                                                                         DECEMBER 31,  DECEMBER 31,
                                                                             2008          2007
                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income                                                 $     44,950  $    256,190
   Net realized gain (loss) on investments and foreign currency            (7,239,495)    9,744,650
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                   (55,074,336)    9,291,594
                                                                         ------------  ------------
   Net increase (decrease) in net assets resulting from operations        (62,268,881)   19,292,434
                                                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     Class A                                                                 (351,356)           --
     Class B                                                                 (983,771)           --
   From net realized gains
     Class A                                                               (2,087,595)   (2,550,134)
     Class B                                                               (6,817,410)   (5,146,070)
                                                                         ------------  ------------
   Net decrease in net assets resulting from distributions                (10,240,132)   (7,696,204)
                                                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Proceeds from shares sold
     Class A                                                               20,377,053     6,833,122
     Class B                                                               35,966,940    27,484,503
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                2,438,951     2,550,134
     Class B                                                                7,801,181     5,146,070
   Cost of shares repurchased
     Class A                                                              (16,616,330)   (7,383,674)
     Class B                                                              (14,272,955)  (13,895,212)
                                                                         ------------  ------------
   Net increase in net assets from capital share transactions              35,694,840    20,734,943
                                                                         ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (36,814,173)   32,331,173
   Net assets at beginning of period                                      111,189,823    78,858,650
                                                                         ------------  ------------
   Net assets at end of period                                           $ 74,375,650  $111,189,823
                                                                         ============  ============
   Net assets at end of period includes undistributed net investment
       income                                                            $      4,074  $    319,810
                                                                         ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA FOR THE YEAR ENDED:

                                                                                    CLASS A
VAN KAMPEN MID CAP GROWTH PORTFOLIO                               ------------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                  ------------------------------------------
                                                                    2008     2007     2006     2005     2004
                                                                  -------   ------  ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD............................. $ 11.82   $10.44  $10.19   $10.43   $ 9.24
                                                                  -------   ------  ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)..................................    0.02     0.05   (0.01)   (0.04)   (0.04)
Net Realized/Unrealized Gain (Loss) on Investments...............   (5.10)    2.29    0.90     0.54     1.23
                                                                  -------   ------  ------   ------   ------
Total from Investment Operations.................................   (5.08)    2.34    0.89     0.50     1.19
                                                                  -------   ------  ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................   (0.15)      --      --       --       --
Distributions from Net Realized Capital Gains....................   (0.88)   (0.96)  (0.64)   (0.74)      --
                                                                  -------   ------  ------   ------   ------
Total Distributions..............................................   (1.03)   (0.96)  (0.64)   (0.74)      --
                                                                  -------   ------  ------   ------   ------
NET ASSET VALUE, END OF PERIOD................................... $  5.71   $11.82  $10.44   $10.19   $10.43
                                                                  =======   ======  ======   ======   ======
TOTAL RETURN                                                       (46.67)%  23.84%   8.65 %   4.71 %  12.76 %
Ratio of Expenses to Average Net Assets After Reimbursement......    0.89 %   0.88%   0.90 %   0.90 %   0.90 %
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................    0.89 %   0.88%   1.08 %   0.99 %   0.95 %
Ratio of Net Investment Income (Loss) to Average Net Assets......    0.25 %   0.46%  (0.08)%  (0.35)%  (0.43)%
Portfolio Turnover Rate..........................................    38.1 %   62.0%  226.6 %  103.9 %   99.5 %
Net Assets, End of Period (in millions).......................... $  16.3   $ 29.6  $ 24.0   $ 21.5   $ 26.5

                                                                                    CLASS B
                                                                  ------------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                  ------------------------------------------
                                                                    2008     2007     2006     2005     2004
                                                                  -------   ------  ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD............................. $ 11.55   $10.25  $10.04   $10.30   $ 9.16
                                                                  -------   ------  ------   ------   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)..................................   (0.00)+   0.02   (0.03)   (0.06)   (0.06)
Net Realized/Unrealized Gain (Loss) on Investments...............   (4.97)    2.24    0.88     0.54     1.20
                                                                  -------   ------  ------   ------   ------
Total from Investment Operations.................................   (4.97)    2.26    0.85     0.48     1.14
                                                                  -------   ------  ------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment Income.............................   (0.13)      --      --       --       --
Distributions from Net Realized Capital Gains....................   (0.88)   (0.96)  (0.64)   (0.74)      --
                                                                  -------   ------  ------   ------   ------
Total Distributions..............................................   (1.01)   (0.96)  (0.64)   (0.74)      --
                                                                  -------   ------  ------   ------   ------
NET ASSET VALUE, END OF PERIOD................................... $  5.57   $11.55  $10.25   $10.04   $10.30
                                                                  =======   ======  ======   ======   ======
TOTAL RETURN                                                       (46.75)%  23.48%   8.37 %   4.58 %  12.45 %
Ratio of Expenses to Average Net Assets After Reimbursement......    1.14 %   1.13%   1.15 %   1.15 %   1.15 %
Ratio of Expenses to Average Net Assets Before Reimbursement and
  Rebates........................................................    1.14 %   1.14%   1.34 %   1.24 %   1.20 %
Ratio of Net Investment Income (Loss) to Average Net Assets......   (0.03)%   0.19%  (0.30)%  (0.58)%  (0.66)%
Portfolio Turnover Rate..........................................    38.1 %   62.0%  226.6 %  103.9 %   99.5 %
Net Assets, End of Period (in millions).......................... $  58.0   $ 81.5  $ 54.8   $ 40.9   $ 36.0

+  Rounds to less than $0.005 per share.
(a) Per share amounts based on average shares outstanding during the period.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers forty-nine Portfolios (the "Portfolios"), each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2008, the Portfolio included in this report is Van Kampen Mid Cap Growth Portfolio (the "Portfolio"), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by Met Investors Advisory, LLC (the "Manager"), a wholly-owned subsidiary of MetLife Investors Group, Inc., which is a wholly-owned subsidiary of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4:00 pm Eastern Time the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the "Board"). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust's Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolio may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


C. INVESTMENT INCOME AND EXPENSES - Interest income is recorded on an accrual basis. Discount and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. INCOME TAXES - It is the Portfolio's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio's financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

                                    Expiring   Expiring
                          Total    12/31/2011 12/31/2016
                       ----------- ---------- ----------

                       $10,386,316 $2,315,583 $8,070,733

The Portfolio acquired losses of $13,507,053 in the merger with Lord Abbett Developing Growth Portfolio on April 28th, 2003 which are subject to an annual limitation of $771,861.

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio's policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. DISTRIBUTION OF INCOME AND GAINS - Distributions of net investment income and capital gains are recorded on ex-dividend date.

F. SECURITIES LENDING - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. REPURCHASE AGREEMENTS - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED


The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a management agreement with the Manager (the "Management Agreement") for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Morgan Stanley Investment Management, Inc. dba Van Kampen (the "Adviser") for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio's average daily net assets.

Under the terms of the Portfolio's Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio's average daily net assets as follows:

           Management Fees
          earned by Manager
         for the period ended
          December 31, 2008   % per annum   Average Daily Net Assets
         -------------------- ----------- ----------------------------

               $723,652           0.70%   First $200 Million

                                  0.65%   $200 Million to $500 Million

                                 0.625%   Over $500 Million

Metropolitan Life Insurance Company ("MLIC") serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of the Portfolio's average daily net assets:

                                                                   Expenses Deferred in
                                                             ---------------------------------------
                                      Maximum Expense Ratio   2004     2005     2006    2007   2008
                                      under current Expense   ------  ------  -------  -----  -----
                                      Limitation Agreement   Subject to repayment until December 31,
                                     ---------------------   ---------------------------------------
Portfolio                            Class A Class B Class E 2009     2010     2011    2012   2013
---------                            ------- ------- -------  ------  ------  -------  -----  -----

Van Kampen Mid Cap Growth Portfolio   0.90%   1.15%   1.05%* 29,476   33,406  127,383  6,445   --

* Class not offered during the period.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust's Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager in accordance with the Expense
Limitation Agreement during the period ended December 31, 2008:          $80,919

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B, Class C and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. The Class B, Class C and Class E distribution plans provide that the Trust, on behalf of the Portfolio, as applicable, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B, Class C and Class E Shares in respect to activities primarily intended to result in the sale of Class B, Class C and Class E Shares. However, under Class B, Class C and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B, Class C and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25%, 0.55% and 0.15% of average daily net assets of the Portfolio, as applicable, attributable to its Class B, Class C and Class E Shares, respectively.

Under terms of the Class B, Class C and Class E distribution plans and distribution agreements, as applicable, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E Shares for such entities' fees or expenses incurred.

During the period ended December 31, 2008 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

                     Affiliate                  Commission
                     ---------                  ----------

                     Morgan Stanley & Co., Inc.   $3,129

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

                                 Shares Issued
                                    Through                Net Increase
             Beginning             Dividend                 in Shares     Ending
              Shares     Sales   Reinvestments Redemptions Outstanding    Shares
             --------- --------- ------------- ----------- ------------ ----------

 Class A

 12/31/2008  2,507,167 2,014,924    245,862    (1,909,376)    351,410    2,858,577
 12/31/2007  2,300,279   621,782    248,309      (663,203)    206,888    2,507,167

 Class B

 12/31/2008  7,059,412 4,242,948    805,075    (1,678,009)  3,370,014   10,429,426
 12/31/2007  5,350,037 2,465,392    512,047    (1,268,064)  1,709,375    7,059,412

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2008 were as follows:

                   Purchases                        Sales
         ------------------------------ ------------------------------
         U.S. Government Non-Government U.S. Government Non-Government
         --------------- -------------- --------------- --------------
               $--......  $58,800,737         $--        $38,590,632

At December 31, 2008, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

               Federal       Gross        Gross
              Income Tax   Unrealized   Unrealized   Net Unrealized
                 Cost     Appreciation Depreciation   Depreciation
             ------------ ------------ ------------  --------------
             $129,571,339  $2,575,656  $(43,715,969)  $(41,140,313)

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008



6. SECURITIES LENDING

As of December 31, 2008, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

                             Value of    Value of
                 Value of      Cash      Non-Cash     Total
                Securities  Collateral  Collateral* Collateral
                ----------- ----------- ----------- -----------

                $13,668,821 $14,006,863   $1,730    $14,008,593

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

          Ordinary Income Long-Term Capital Gain         Total
          --------------- ---------------------  ----------------------
             2008    2007    2008        2007       2008        2007
          ---------- ---- ----------  ---------- ----------- ----------

          $8,878,237 $--  $1,361,895  $7,696,204 $10,240,132 $7,696,204

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

   Undistributed Undistributed     Net
     Ordinary      Long-Term    Unrealized
      Income         Gain      Depreciation  Loss Carryforwards     Total
   ------------- ------------- ------------  ------------------ ------------
      $4,074....      $--      $(41,140,280)    $(10,386,316)   $(51,522,522)

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. MARKET, CREDIT AND COUNTERPARTY RISK

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio's Statements of Assets and Liabilities.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133 ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Van Kampen Mid Cap Growth Portfolio, one of the portfolios constituting the Met Investors Series Trust (the "Trust"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Mid Cap Growth Portfolio of the Met Investors Series Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 20, 2009

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900 Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees." Additional information about the Trustees is available in the Statement of Additional Information which is available without charge, upon request, by calling (800) 848-3854.

The Trustees
------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                      Position(s)   Term of Office                                              Complex
Name, Age and         Held with     and Length of           Principal Occupation(s)             overseen
Address               the Trust      Time Served              During Past 5 Years             by Trustee**
-------              -------------- --------------  ----------------------------------------- ------------
Elizabeth M.         President and   Indefinite;    Since 2007, Senior Vice President,             87
Forget* (42)         Trustee         From           MetLife, Inc.; from December 2003 to
                                     December       2007, Vice President, MetLife, Inc.;
                                     2000 to        since December 2000, President of Met
                                     present.       Investors Advisory, LLC; since 2001,
                                                    Executive Vice President, MetLife
                                                    Investors Group, Inc.; since May 2006,
                                                    President of MetLife Advisers LLC; since
                                                    August 2006, Director of Metropolitan
                                                    Series Fund, Inc.
Disinterested
Trustees***
-----------
Stephen M. Alderman  Trustee         Indefinite;    Since November 1991, Shareholder in            49
(49)                                 From           the law firm of Garfield and Merel, Ltd.
                                     December
                                     2000 to
                                     present.

Jack R. Borsting     Trustee         Indefinite;    Since 2006, Professor and Dean                 49
(79)                                 From           Emeritus, Marshall School of Business,
                                     December       University of Southern California (USC);
                                     2000 to        from 2001 to 2005, Professor of
                                     present.       Business Administration and Dean
                                                    Emeritus; from 1995-2001 Executive
                                                    Director, Center for
                                                    Telecommunications Management.

Dawn M. Vroegop (42) Trustee         Indefinite;    From September 1999 to September               49
                                     From           2003, Managing Director, Dresdner
                                     December       RCM Global Investors.
                                     2000 to
                                     present.



Daniel A. Doyle (50) Trustee         Indefinite;    Since October 2000, Vice President and         49
                                     From           Chief Financial Officer of ATC
                                     February       Management, Inc. (public utility).
                                     2007 to
                                     present.

Susan C. Gause (56)  Trustee         Indefinite;    From 2000 to December 2002, Chief              49
                                     From           Executive Officer of Dresdner RCM
                                     March 2008     Global Investors (purchased by Allianz
                                     to present.    Asset Management in 2001).

The Trustees
------------




Name, Age and         Other Directorships
Address                 Held by Trustee
-------              -----------------------
Elizabeth M.         None
Forget* (42)








Disinterested
Trustees***
-----------
Stephen M. Alderman  None
(49)




Jack R. Borsting     Lead Governor, NYSE
(79)                 Euronext, Director,
                     Los Angeles
                     Orthopedic Hospital,
                     Trustee, The Rose
                     Hills Foundation.
                     Member, Army
                     Science Board.

Dawn M. Vroegop (42) Director, Caywood
                     Scholl Asset
                     Management;
                     Investment
                     Committee Member
                     of City College of San
                     Francisco.

Daniel A. Doyle (50) None





Susan C. Gause (56)  None




                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund
                          Position(s)    Term of Office                                              Complex
                           Held with     and Length of           Principal Occupation(s)             overseen
Name, Age and Address      the Trust      Time Served              During Past 5 Years             by Trustee**
---------------------    --------------- --------------  ----------------------------------------- ------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Trustee          Indefinite;    Since 2004, Director of Norwood                49
                                          From           Promotional Products, Inc.; since 2005,
                                          March 2008     Director of Gainsco, Inc. (auto
                                          to present.    insurance); since 2007, Director of
                                                         Wealthpoint Advisors (a business
                                                         development company) and Holladay
                                                         Bank; from 1992-2006, President and
                                                         Chief Executive Officer of ING Fund
                                                         Distributor, LLC.
The Executive Officers
----------------------
Jeffrey A. Tupper (38)   Chief            From August    Since October 2006, Assistant Vice            N/A
                         Financial        2002 to        President, MetLife Group, Inc.; since
                         Officer,         present.       February 2001, Assistant Vice President
                         Treasurer                       of MetLife Investors Insurance
                                                         Company.

Michael K. Farrell (56)  Executive Vice   From August    Since December 2005, Executive Vice           N/A
                         President        2002 to        President of Metropolitan Life Insurance
                                          present.       Company; since July 2002, Chief
                                                         Executive Officer of MetLife Investors
                                                         Group, Inc. and Met Investors Advisory,
                                                         LLC; since April 2001, Chief Executive
                                                         Officer of MetLife Resources and Vice
                                                         President of Metropolitan Life Insurance
                                                         Company; since January 1990, President
                                                         of Michael K. Farrell Associates, Inc.
                                                         (qualified retirement plans for non-
                                                         profit organizations).

Richard C. Pearson (65)  Vice President   From           Since July 2002, President of MetLife         N/A
                         and Secretary    December       Investors Distribution Company; since
                                          2000 to        January, 2002, Secretary of Met
                                          present.       Investors Advisory, LLC; since January
                                                         2001, Senior Vice President, General
                                                         Counsel and Secretary of MetLife
                                                         Investors Group, Inc.; since November
                                                         2000, Vice President, General Counsel
                                                         and Secretary of Met Investors Advisory,
                                                         LLC; from 1998 to November 2000,
                                                         President, Security First Group, Inc.




                         Other Directorships
Name, Age and Address      Held by Trustee
---------------------    ---------------------
Disinterested Trustees - continued
----------------------------------
Robert Boulware (52)     Director of Gainsco,
                         Inc., Norwood
                         Promotional
                         Products, Inc.,
                         Wealthpoint Advisors
                         and Holladay Bank.



The Executive Officers
----------------------
Jeffrey A. Tupper (38)   N/A





Michael K. Farrell (56)  N/A












Richard C. Pearson (65)  N/A











                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2008

TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                          Position(s)  Term of Office                                              Complex
                          Held with    and Length of           Principal Occupation(s)             overseen
Name, Age and Address     the Trust     Time Served              During Past 5 Years             by Trustee**
---------------------     -----------  --------------  ----------------------------------------- ------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)  Chief         From August    Since March 2006, Vice President,             N/A
Metropolitan Life         Compliance    2006 to        Corporate Ethics and Compliance
Insurance Company         Officer       present.       Department, MetLife, Inc.; from October
1095 Avenue of the                                     2002 to March 2006, Assistant Vice
Americas                                               President; from November 2005 to August
New York, NY 10036                                     2006, Interim Chief Compliance Officer,
                                                       Met Investors Series Trust; since April
                                                       2007, Chief Compliance Officer,
                                                       Metropolitan Series Fund, Inc.; from
                                                       August 2006 to April 2007, Interim Chief
                                                       Compliance Officer, Metropolitan Series
                                                       Fund, Inc.; since August 2006, Chief
                                                       Compliance Officer, Met Investors
                                                       Advisory, LLC and MetLife Advisers, LLC;
                                                       since November 2006, Chief Compliance
                                                       Officer, MetLife Investment Advisors
                                                       Company, LLC.




                          Other Directorships
Name, Age and Address      Held by Trustee
---------------------     -------------------
The Executive Officers - continued
----------------------------------
Jeffrey P. Halperin (41)         N/A
Metropolitan Life
Insurance Company
1095 Avenue of the
Americas
New York, NY 10036











--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** The Fund Complex consists of 49 series of the Trust and 38 series of
   Metropolitan Series Fund, Inc.
*** Theodore A. Myers resigned from the Board in February 2008.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August
31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN MID CAP GROWTH PORTFOLIO

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the "Board") of the Met Investors Series Trust (the "Trust") held on November 11-12, 2008, the Board, including a majority of the Trustees who are not considered to be "interested persons" of the Trust (the "Disinterested Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), approved for an annual period the continuation of the Trust's management agreement (the "Management Agreement") with Met Investors Advisory LLC (the "Manager") and the applicable advisory agreements (each an "Advisory Agreement", and collectively with the Management Agreement, the "Agreements") between the Manager and the investment advisers (each an "Adviser", and collectively, the "Advisers") for each of the series of the Trust, including the Van Kampen Mid Cap Growth Portfolio (each a "Portfolio," and collectively, the "Portfolios")./1/

In considering the Agreements, the Board reviewed a variety of materials relating to each Portfolio, the Manager and each Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services provided by the Manager and the Advisers under their respective Agreements. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Manager and the Advisers, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Advisers with respect to the Portfolios they manage. The Disinterested Trustees also assessed reports provided by independent consultants, who reviewed and provided analyses regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Manager and the Advisers, as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Board met in person a number of times prior to the November meeting for the specific purpose of considering the proposed continuation of the Agreements. The Disinterested Trustees also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Management Agreement with the Manager and any applicable Advisory Agreements with respect to each Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolios by the Manager and the Advisers; (2) the performance of the Portfolios as compared to a peer group and an appropriate index; (3) the Manager's and each of the Adviser's personnel and operations; (4) the financial condition of the Manager and of the Advisers; (5) the level and method of computing each Portfolio's management and advisory fees; (6) the profitability of the Manager under the Management Agreement and of the Advisers under the Advisory Agreements; (7) any "fall-out" benefits to the Manager, the Advisers and their affiliates (i.e., ancillary benefits realized by the Manager, the Advisers or their affiliates from the Manager's or Advisers' relationship with the Trust); (8) the anticipated effect of growth in size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolios, the Board took into account the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Moderate Strategy Portfolio (together, the "Asset Allocation Portfolios"), the selection of the Advisers for the other Portfolios and oversight of the Advisers' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolios. The Manager's role in coordinating the activities of the Portfolios' other service providers was also considered. The Board also evaluated the expertise and performance of the investment personnel with respect to the Asset Allocation Portfolios and of the personnel overseeing the Advisers of the other Portfolios, and compliance with each Portfolio's investment restrictions, tax and other requirements. The Board considered information received from the Trust's Chief Compliance Officer ("CCO") regarding the Portfolios' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports during the preceding year.

The Board also recognized the Manager/'/s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolios. In its review, the Board also received and took into account information regarding any services and/or payments provided to the Manager by the Advisers in connection with marketing activities.

With respect to the services provided by each of the Advisers, the Board considered information provided to the Board by each Adviser, including each Adviser's Form ADV, as well as information presented throughout the past year. The Board considered the Adviser's current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Adviser's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser's investment and compliance personnel who provide services

--------
/1/ The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, the American Funds Moderate Allocation Portfolio, the American Funds Global Small Capitalization Portfolio, the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Templeton Founding Strategy Portfolio recently commenced operations and, therefore, the Agreements with respect to these Portfolios were not up for renewal.

to the Portfolios. The Board also considered, among other things, the Adviser's compliance program and any disciplinary history. The Board noted each Adviser's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Advisers and present reports to the Disinterested Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of each Adviser.

The Board considered each Adviser's investment process and philosophy. The Board took into account that each Adviser's responsibilities include the development and maintenance of an investment program for the applicable Portfolio which is consistent with the Portfolio's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed each Adviser's brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services provided by the Manager and by each Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolios.

PERFORMANCE. The Board considered the performance of the Portfolios as described in the quarterly reports prepared by management, and with respect to certain Portfolios, as also analyzed in reports of Morningstar Associates, LLC ("Morningstar"). The Board noted that the Manager reviews with the Board on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also reviewed and considered a separate report prepared by Lipper Inc. ("Lipper"), an independent third party, which provided a statistical analysis comparing the Portfolios' investment performance, expenses, and fees to comparable funds underlying variable insurance products (the "Performance Universe"). In addition, the Disinterested Trustees met separately with representatives of Bobroff Consulting, Inc. and Thomas H. Mack & Co., independent third party consultants ("Bobroff-Mack"), at a special board meeting to review a separate report prepared by such consultants ("B-M Report"), which analyzed the report prepared by Lipper, as well as certain of the other factors to be considered by the Board, including profitability of the Manager and economies of scale. The Board also considered each Portfolio's more recent performance subsequent to the performance period covered by the Lipper reports, and management's discussion of the same, including the effect of current market conditions on each Portfolio's more recent performance.

The Board closely reviewed the Portfolios' performance records and the Manager's and Advisers' management styles and long-term performance records with the Portfolios and comparable funds. The Board focused particular attention on Portfolios with less favorable performance records. The Board was mindful of the Manager's focus on each Adviser's performance and noted that the Manager has been active in monitoring and responding to any performance issues with respect to the Portfolios. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Portfolio.

Among other data relating specifically to the Van Kampen Mid Cap Growth Portfolio's performance, the Board considered that the Portfolio outperformed the median of its Performance Universe and its Lipper Index for the one-year period and underperformed for the three- and five-year periods ended July 31, 2008. The Board also considered that the Portfolio outperformed its benchmark, the Russell Midcap Growth Index, for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management's discussion of the Portfolio's performance. The Board noted that performance has improved since the change in Adviser effective October of 2006 and that the performance history prior to that date reflects the performance of the Portfolio's previous Adviser. The Board concluded that appropriate action is being taken to address the Portfolio's performance.

FEES AND EXPENSES. The Board gave substantial consideration to the management fees payable under the Management Agreement and the advisory fees payable under each of the Advisory Agreements. In this connection, the Board reviewed the management fees payable in the aggregate as well as on a Portfolio-by-Portfolio basis based on information provided by the Manager. The Board, with the assistance of Bobroff-Mack, also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee, as well as considered the fees charged by the Manager to manage other comparable funds. The Lipper and B-M Reports included comparisons of the Manager's fee schedule with that of its peers based on an asset-based analysis of relative fee structures according to the size of each Portfolio. In addition, the Board considered the Portfolios' management and advisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolios as determined by Lipper. The Board considered each Portfolio's ranking within a smaller group of peer funds chosen by Lipper (the "Expense Group"), as well as the Portfolio's ranking within broader groups of funds (the "Expense Universe" and the "Sub-advised Expense Universe").

The Board noted that the advisory fees for the Portfolios are paid by the Manager, not the Portfolios, out of the management fee. It was further noted that the Manager negotiates such fees at arms-length. The Board also considered that the Manager had entered into expense limitation agreements with certain of the Portfolios as noted below, pursuant to which the Manager has agreed to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting a Portfolio's total annual operating expenses. In addition, the Board noted that the Manager effected fee reductions in 2008 with respect to several Portfolios. The Board also noted that the Manager had re-negotiated the securities lending arrangement with State Street Corporation to further maximize the income to the Portfolios from such program.

With respect to each sub-advised Portfolio, the Board also compared the advisory fees paid by the Manager to fees charged by the Portfolio's Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

With respect to the Van Kampen Mid Cap Growth Portfolio, the Board considered that the Portfolio's actual management fees were below the median of the Expense Group, Expense Universe and Sub-advised Expense Universe. The Board further considered that the Portfolio's total expenses

(exclusive of 12b-1 fees) were below the median Expense Group and Sub-advised Expense Universe but above the Expense Universe. The Board further noted that the Portfolio's contractual management fees were below the normalized median of the Expense Group at the Portfolio's current size. After consideration of all relevant factors, the Board concluded that the management and advisory fees are consistent with industry norms and are fair and reasonable in light of the services to be provided.

PROFITABILITY. The Board examined the profitability of the Manager on an aggregate basis with respect to all Portfolios, as well as on a Portfolio-by-Portfolio basis. With respect to the Asset Allocation Portfolios, the Board noted that the management fee is in addition to the fees received by the Manager and its affiliates with regard to the Underlying Portfolios in which the Asset Allocation Portfolios invest. With respect to the other Portfolios, the Board noted that a major component of profitability of the Manager was the margin between the advisory fees that the Manager receives from the Trust and the portion of those fees paid to the Advisers. In this regard, the Board took into account certain comparative information included in the B-M Report. The Board also reviewed the Manager's unaudited income statements and balance sheet information supplied by the Manager regarding costs borne by the Manager's affiliates which support the operations of the Manager but are not reflected on the unaudited income statements of the Manager, as well as considered the profitability of the insurance products, the function of which is supported in part by the Manager's revenues under the Management Agreement, and other information and analysis prepared by the Manager. The Board also considered that the Distributor, MetLife Investors Distribution Company, receives 12b-1 payments to support the distribution of the products. The Board concluded after extensive discussions with management that the profitability of the Manager and its affiliates from their relationship with each Portfolio was reasonable in light of all relevant factors.

In considering the profitability to the Advisers and their affiliates of their relationships with the Portfolios, the Board noted that the fees under the Advisory Agreements were paid by the Manager out of the management fees that it receives under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreements and the fees thereunder at arm's length. The Board reviewed portfolio specific data with regard to the profitability of the Portfolios to each Adviser, as available, and analyzed the reasonableness of such profitability finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm's length and that the advisory fee was paid by the Manager than on Adviser profitability.

ECONOMIES OF SCALE. The Board also considered the effect of the Portfolios' growth in size on their performances and fees. The Board noted that the fee schedules for all but eight of the Portfolios contain breakpoints that reduce the fee rate above specified asset levels. The Board noted those Portfolios that did not contain breakpoints in the management fee and took into account management's discussion of the same. The Board noted that those Portfolios with management fee schedules containing breakpoints generally reflect the inclusion of breakpoints in the sub-advisory fee schedule for such Portfolios. The Board considered the effective fees under the Management Agreement for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. Among other data, the Board examined the effect of each Portfolio's growth in size on various fee schedules and reviewed the Lipper and B-M Reports, which compared fee schedules among peers. The Board also took into account that the Adviser fees are paid by the Manager out of the management fee. The Board also noted that if the Portfolios' assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than certain other expenses.

With respect to the Van Kampen Mid Cap Growth Portfolio, the Board noted that the Portfolio's management fee contains breakpoints that reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio's fee levels decline as portfolio assets increase. The Board noted that the Portfolio had not yet reached the specified asset level at which a breakpoint to its contractual management fee would be triggered. The Board noted that the Portfolio's management fees are below the asset-weighted average of comparable funds at all asset levels. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

OTHER FACTORS. As part of its evaluation of the Manager's compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the Distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Portfolios to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust's assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager's relationship with the Portfolios are fair and reasonable in light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Manager to the Portfolios.

The Board considered other benefits that may be realized by each Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits accruing to the Advisers and their affiliates by virtue of the Advisers' relationships to the Portfolios are fair and reasonable in light of the costs of providing investment advisory services to the Portfolios and the ongoing commitment of the Advisers to the Portfolios.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust's and the Manager's or the Advisers' affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or an Adviser in connection with the services provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

CONCLUSION. In considering the renewal of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. The Board evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreements was in the best interests of the Portfolios. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to each Portfolio.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions (the "Code of Ethics"). During the period covered by this report, no material amendments were made to the provisions of the Code of Ethics, nor did the registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. Mr. Daniel A. Doyle, Ms. Susan C. Gause and Mr. Jack R. Borsting have each been determined to be an "audit committee financial expert" and each is "independent" (as each term is defined in Item 3 of Form N-CSR).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Deloitte & Touche LLP ("D&T"), the registrant's principal accountant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by D&T for the audit of the registrant's annual financial statements and for services that are normally provided by D&T in connection with statutory and regulatory filings for the fiscal years ended December 31, 2007 and December 31, 2008 were $1,084,600 and $1,299,250, respectively.

(b) Audit Related Fees

The registrant was not billed any fees by D&T for the fiscal years ended December 31, 2007 and December 31, 2008 for assurance and related services that were reasonably related to the performance of the audit of the registrant's financial statements.

During the fiscal years ended December 31, 2007 and December 31, 2008, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by D&T to the registrant's investment adviser or any other entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant.

(c) Tax Fees

The aggregate fees billed for professional services rendered by D&T for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended December 31, 2007 and December 31, 2008 were $236,600 and $278,200, respectively.

During the fiscal years ended December 31, 2007 and December 31, 2008, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by D&T to the registrant's investment adviser or any other entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant.

(d) All Other Fees

The registrant was not billed for any other products or services provided by D&T for the fiscal years ended December 31, 2007 and December 31, 2008 other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended December 31, 2007 and December 31, 2008, no fees for other products or services that relate directly to the operations and financial reporting of the registrant, other than the services reported in paragraphs (a) through (c) above, were billed by D&T to the registrant's investment adviser or any other entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant.

(e) (1) On August 9, 2007, the audit committee of the registrant adopted Pre-Approval Procedures for Audit and Non-Audit Services (the "Procedures"), which set forth the policies and procedures pursuant to which services to be performed by the auditor may be pre-approved.

     A. REGULAR PRE-APPROVAL PROCEDURES

     Except as provided in Paragraph B of these Procedures, the audit committee shall pre-approve at its regularly scheduled meetings the audit, audit-related, tax and other non-audit services to be rendered by the auditor to the Trust and certain non-audit services to be rendered by the auditor to the covered affiliates which require pre-approval by the audit committee. In connection with such pre-approvals, the auditor, or the Treasurer, with the assistance of the Auditor, shall provide the audit committee with a report containing information about each type of service to be pre-approved at the meeting.

     B. INTERIM PRE-APPROVAL PROCEDURES

     If, in the opinion of the Treasurer, a proposed engagement needs to commence before the next regularly scheduled audit committee meeting, any member of the audit committee who is an independent Board member is authorized under these Procedures to pre-approve the engagement (a "Designated Member"). The Treasurer will arrange for this interim review, coordinate with the Designated Member and provide, with the assistance of the auditor, information about the service to be pre-approved. The Auditor may not commence the engagement under consideration until the Treasurer has indicated that pre-approval has been obtained from the Designated Member. The Designated Member who pre-approves any engagements in between regularly scheduled audit committee meetings must report any pre-approval decisions to the audit committee at its next regularly scheduled meeting.

     (2) None of the services described under the categories, "Audit Related Fees," "Tax Fees" or "All Other Fees," were approved by the registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The registrant, Met Investors Advisory, LLC, the registrant's investment adviser, and any other entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant were not billed for any aggregate non-audit fees by D&T for the fiscal years ended December 31, 2007 and December 31, 2008.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant's President, and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Tupper determined that the Procedures adequately ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics is attached hereto.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: March 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: March 5, 2009


By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: March 5, 2009